UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison Fumai, Esq.
Mark Perlow, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025
Item 1. Reports to Stockholders.
        (a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Big Data Refiners ETF

DAT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$68	0.58%

How Did the Fund Perform Last Year?

Big Data Refiners ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong AI and Tech performance drove strong performance. A large weight to Palantir helped drive outperformance compared to the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 34.03%. For the same period, the Index had a total return of 34.69% and a volatility of 31.12%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Big Data Refiners ETF : $11,302	FactSet Big Data Refiners Index : $11,499	S&P Global 1200 Index : $13,797
9/29/2021	10,000	10,000	10,000
9/30/2021	10,101.27	10,102	9,926
12/31/2021	9,726.13	9,737.32	10,726.04
3/31/2022	8,121.6	8,138.45	10,220.84
6/30/2022	5,740.76	5,754.7	8,656.03
9/30/2022	5,522.97	5,544.65	8,067.42
12/31/2022	5,417.76	5,435.42	8,920.95
3/31/2023	6,128.75	6,146.92	9,607.87
6/30/2023	7,154.6	7,191.89	10,266.96
9/30/2023	6,860.35	6,907.82	9,891.19
12/31/2023	8,203.23	8,276.25	11,007.91
3/31/2024	9,261.67	9,360.44	11,998.62
6/30/2024	8,784.15	8,868.08	12,382.58
9/30/2024	8,924.86	9,042.78	13,168.87
12/31/2024	10,978.39	11,138	13,095.13
3/31/2025	9,856.18	10,003.04	12,935.36
5/31/2025	11,301.98	11,499.49	13,796.86

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/21)
Big Data Refiners ETF	34.03%	3.39%
FactSet Big Data Refiners Index	34.69%	3.88%
S&P Global 1200 Index	13.92%	9.16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Big Data Refiners Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Big Data Refiners Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$6,781,124
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$36,051
  Portfolio Turnover Rate35%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	97.4%
Consumer Discretionary	2.5%

Largest Holdings

Holdings	% of Net Assets
Palantir Technologies, Inc., Class A	8.4%
Rubrik, Inc., Class A	7.1%
Nutanix, Inc., Class A	5.5%
Snowflake, Inc., Class A	5.4%
InterDigital, Inc.	5.3%
Commvault Systems, Inc.	5.1%
MicroStrategy, Inc., Class A	4.5%
Tyler Technologies, Inc.	4.5%
Dynatrace, Inc.	4.5%
Informatica, Inc., Class A	4.3%

Country Weights

Country	% of Exposure
United States	86.1%
Israel	7.5%
France	2.7%
United Kingdom	2.5%
Canada	1.1%

Big Data Refiners ETF - DAT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DAT525

Decline of the Retail Store ETF

EMTY - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$66	0.65%

How Did the Fund Perform Last Year?

Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objectives. Bricks and Mortar retail significantly underperformed online retailers during this period. For the year ended May 31, 2025, the Fund had a total return of 1.93%. For the same period, the index had a total return of 1.44% and a volatility of 22.27%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Decline of the Retail Store ETF : $3,620	Solactive-ProShares Bricks and Mortar Retail Store Index : $20,587	S&P 500® Index : $26,021
11/14/2017	10,000	10,000	10,000
12/31/2017	8,398.45	11,802.67	10,395
3/31/2018	8,777.84	11,167.69	10,316
6/30/2018	8,013.63	12,211.87	10,669.84
9/30/2018	7,571.78	12,904.28	11,492.48
12/31/2018	9,289.05	10,380.2	9,938.7
3/31/2019	8,645.7	11,137.96	11,295.33
6/30/2019	9,664.68	9,931.72	11,781.03
9/30/2019	9,213.16	10,312.1	11,981.31
12/31/2019	8,513.17	11,119.54	13,068.01
3/31/2020	12,739.49	6,831.84	10,506.68
6/30/2020	8,053.47	9,943.07	12,664.75
9/30/2020	7,160.33	11,046.75	13,795.72
12/31/2020	5,806.01	13,443.89	15,471.9
3/31/2021	4,434.98	17,296.91	16,426.51
6/30/2021	4,048.49	18,659.9	17,830.98
9/30/2021	4,165.38	17,874.32	17,934.4
12/31/2021	3,625.98	20,224.8	19,912.56
3/31/2022	3,894.19	18,390.41	18,996.58
6/30/2022	4,340.02	15,966.55	15,938.13
9/30/2022	4,230.32	16,191.68	15,160.35
12/31/2022	3,783.92	18,010.01	16,306.48
3/31/2023	3,697.75	18,573.72	17,529.46
6/30/2023	3,930.15	17,628.32	19,061.54
9/30/2023	4,421.03	15,902.5	18,438.22
12/31/2023	3,791.91	18,715.66	20,593.65
3/31/2024	3,572.09	20,149.28	22,768.34
6/30/2024	3,735	19,367.48	23,742.83
9/30/2024	3,643.33	20,105.39	25,141.28
12/31/2024	3,632.76	20,427.07	25,747.18
3/31/2025	3,917.13	19,125.87	24,647.78
5/31/2025	3,620.01	20,587.08	26,020.66

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Decline of the Retail Store ETF	1.93%	-16.14%	-12.60%
Solactive-ProShares Bricks and Mortar Retail Store Index	1.44%	17.04%	10.04%
S&P 500® Index	13.52%	15.93%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC. The fund is not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of the fund, or the advisability of investing in the fund.

Key Fund Statistics

  Net Assets$2,801,123
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$25,187
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	64.9%
Consumer Staples	32.4%
Materials	2.7%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	90.4%

Decline of the Retail Store ETF - EMTY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMTY525

DJ Brookfield Global Infrastructure ETF

TOLZ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$50	0.45%

How Did the Fund Perform Last Year?

DJ Brookfield Global Infrastructure ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Owners of infrastructure assets demonstrated inflation resistance and resistance to economic uncertainty that drove outperformance compared to the S&P 500 particularly in the 2025 period. For the year ended May 31, 2025, the Fund had a total return of 21.21%. For the same period, the Index had a total return of 20.90% and a volatility of 12.72%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, asset fees, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	DJ Brookfield Global Infrastructure ETF : $17,375	Dow Jones Brookfield Global Infrastructure Composite Index : $16,767	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,526.36	9,527	9,763
9/30/2015	8,659.7	8,637	8,921
12/31/2015	8,532.02	8,497	9,417
3/31/2016	8,998.04	8,967	9,433
6/30/2016	9,788.82	9,742	9,561
9/30/2016	9,982.55	9,931	10,046
12/31/2016	9,542.19	9,489	10,255
3/31/2017	10,255.19	10,173	10,952
6/30/2017	10,530.67	10,435	11,424
9/30/2017	10,771.98	10,668	12,020
12/31/2017	10,801.18	10,697	12,701
3/31/2018	10,155.32	10,034	12,571
6/30/2018	10,696.34	10,557	12,746
9/30/2018	10,713.88	10,568	13,392
12/31/2018	9,939.17	9,784	11,663
3/31/2019	11,510.28	11,339	13,094
6/30/2019	11,944.79	11,762	13,632
9/30/2019	12,157.54	11,959	13,730
12/31/2019	12,591.98	12,380	14,954
3/31/2020	9,563.61	9,353	11,855
6/30/2020	10,822.45	10,599	14,063
9/30/2020	10,559.03	10,336	15,133
12/31/2020	11,445.38	11,202	17,282
3/31/2021	12,148.84	11,890	18,196
6/30/2021	13,100.72	12,809	19,566
9/30/2021	12,918.85	12,624	19,439
12/31/2021	13,790.83	13,470	21,006
3/31/2022	14,380.08	14,057	20,017
6/30/2022	13,390.95	13,043	16,952
9/30/2022	12,009.09	11,709	15,799
12/31/2022	13,170.68	12,807	17,471
3/31/2023	13,567.77	13,204	18,816
6/30/2023	13,531.45	13,148	20,107
9/30/2023	12,599.04	12,236	19,371
12/31/2023	14,022.01	13,606	21,558
3/31/2024	14,127.33	13,689	23,498
6/30/2024	14,105.04	13,642	24,250
9/30/2024	15,978.15	15,470	25,790
12/31/2024	15,662.46	15,138	25,646
3/31/2025	16,807.29	16,235	25,333
5/31/2025	17,375.05	16,767	27,020

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
DJ Brookfield Global Infrastructure ETF	21.21%	9.57%	5.68%
Dow Jones Brookfield Global Infrastructure Composite Index	20.90%	9.22%	5.30%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones Brookfield Global Infrastructure Composite Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the Dow Jones Brookfield Global Infrastructure Composite Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$148,390,017
  Number of Portfolio Holdings110
  Net Investment Advisory Fees$614,079
  Portfolio Turnover Rate9%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	36.4%
Energy	35.7%
Industrials	15.3%
Real Estate	8.4%
Communication Services	2.8%
Financials	0.5%
Short-Term Investments	0.3%
Other	6.3%

Largest Holdings

Holdings	% of Net Assets
Enbridge, Inc.	7.6%
Vinci SA	5.4%
National Grid plc	5.1%
American Tower Corp.	5.0%
TC Energy Corp.	3.9%
Williams Cos., Inc. (The)	3.7%
Kinder Morgan, Inc.	2.7%
Energy Transfer LP	2.7%
Cheniere Energy, Inc.	2.7%
ONEOK, Inc.	2.5%

Country Weights

Country	% of Exposure
United States	47.6%
Canada	17.9%
United Kingdom	7.4%
Spain	6.3%
France	6.3%
Australia	2.9%
Italy	2.7%
China	1.8%
Mexico	1.4%
Japan	1.3%
Other	10.1%

DJ Brookfield Global Infrastructure ETF - TOLZ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TOLZ525

Equities for Rising Rates ETF

EQRR - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$35	0.35%

How Did the Fund Perform Last Year?

Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Roundtrip of interest rates and underperformance of the energy sector contributed to muted returns. For the year ended May 31, 2025, the Fund had a total return of -1.30%. For the same period, the Index had a total return of -0.98% and a volatility of 18.64%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Equities for Rising Rates ETF : $17,180	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $17,694	Nasdaq-100® Index : $38,551	Nasdaq Composite Index : $31,940
7/24/2017	10,000	10,000	10,000	10,000
9/30/2017	10,568.29	10,577.56	10,088	10,157
12/31/2017	11,702.17	11,727.34	10,820.39	10,822.15
3/31/2018	11,688.17	11,725	11,161.23	11,102.13
6/30/2018	12,147.03	12,197.51	11,972.65	11,836.22
9/30/2018	12,623.28	12,687.85	13,003.5	12,713.51
12/31/2018	9,609.47	9,660.53	10,824.11	10,514.78
3/31/2019	10,642.64	10,709.66	12,652.3	12,282.02
6/30/2019	10,717.91	10,810.34	13,190.03	12,757.25
9/30/2019	10,276.23	10,372.52	13,360.18	12,780.01
12/31/2019	11,473.2	11,597.51	15,095.67	14,373.15
3/31/2020	6,322.4	6,382.11	13,542.32	12,367.39
6/30/2020	7,887.85	7,971.26	17,645.65	16,194.56
9/30/2020	7,888.74	7,979.23	19,872.53	18,014.43
12/31/2020	10,351.01	10,491.09	22,473.84	20,829.28
3/31/2021	12,372.87	12,555.73	22,869.38	21,444.52
6/30/2021	13,332.64	13,543.87	25,471.91	23,519.59
9/30/2021	13,214.98	13,436.87	25,749.56	23,466.02
12/31/2021	13,985.05	14,236.37	28,654.11	25,448.61
3/31/2022	14,901.55	15,184.51	26,101.03	23,172.14
6/30/2022	12,444.61	12,685.14	20,280.5	18,009.71
9/30/2022	12,333.17	12,579.85	19,384.1	17,305.02
12/31/2022	14,319.17	14,621.56	19,376.35	17,168.82
3/31/2023	13,991.9	14,295.5	23,400.81	20,095.34
6/30/2023	14,097.89	14,418.44	27,002.2	22,717.81
9/30/2023	14,570.42	14,915.88	26,229.94	21,822.98
12/31/2023	15,618.88	16,003.25	30,059.51	24,832.76
3/31/2024	17,867.88	18,330.12	32,680.7	27,144.69
6/30/2024	17,103.23	17,560.25	35,311.49	29,443.85
9/30/2024	17,088.42	17,560.25	36,060.09	30,256.5
12/31/2024	16,882.68	17,363.58	37,837.86	32,177.79
3/31/2025	17,617.1	18,138	34,784.34	28,876.34
5/31/2025	17,179.77	17,693.61	38,551.49	31,940.12

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (7/24/17)
Equities for Rising Rates ETF	-1.30%	17.41%	7.13%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	-0.98%	17.85%	7.53%
Nasdaq-100® Index	16.02%	18.36%	18.74%
Nasdaq Composite Index	15.02%	15.90%	15.93%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100 Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq U.S. Large Cap Equities for Rising Rates Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$9,795,223
  Number of Portfolio Holdings51
  Net Investment Advisory Fees$46,464
  Portfolio Turnover Rate84%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	26.3%
Consumer Staples	19.7%
Financials	16.0%
Consumer Discretionary	14.9%
Information Technology	9.1%
Health Care	6.2%
Industrials	3.9%
Communication Services	3.6%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Marathon Petroleum Corp.	3.3%
Valero Energy Corp.	2.9%
Walmart, Inc.	2.9%
United Airlines Holdings, Inc.	2.8%
Dollar General Corp.	2.8%
TJX Cos., Inc. (The)	2.7%
Genuine Parts Co.	2.7%
Exxon Mobil Corp.	2.6%
EOG Resources, Inc.	2.6%
Diamondback Energy, Inc.	2.6%

Equities for Rising Rates ETF - EQRR

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EQRR525

Global Listed Private Equity ETF

PEX - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$61	0.60%

How Did the Fund Perform Last Year?

Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. For the year ended May 31, 2025, the Fund had a total return of 4.95%. For the same period, the Index had a total return of 5.01% and a volatility of 15.80%.  A lack of technology exposure and underperformance of the French market drove underperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Global Listed Private Equity ETF : $17,842	LPX Direct Listed Private Equity Index : $18,504	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,878.22	9,893	9,763
9/30/2015	9,230.84	9,247	8,921
12/31/2015	9,736.63	9,766	9,417
3/31/2016	9,824.83	9,888	9,433
6/30/2016	9,763.72	9,836	9,561
9/30/2016	10,489.01	10,576	10,046
12/31/2016	10,813.94	10,928	10,255
3/31/2017	11,270.94	11,386	10,952
6/30/2017	12,207.67	12,218	11,424
9/30/2017	12,579.41	12,626	12,020
12/31/2017	12,437.49	12,474	12,701
3/31/2018	12,281.07	12,319	12,571
6/30/2018	12,461.08	12,514	12,746
9/30/2018	12,773.76	12,856	13,392
12/31/2018	10,792.38	10,846	11,663
3/31/2019	12,000.38	12,101	13,094
6/30/2019	12,733.66	12,869	13,632
9/30/2019	12,943.04	13,095	13,730
12/31/2019	13,483.45	13,658	14,954
3/31/2020	8,367.68	8,419	11,855
6/30/2020	10,230.81	10,338	14,063
9/30/2020	11,048.86	11,189	15,133
12/31/2020	13,402.35	13,600	17,282
3/31/2021	14,881.88	15,139	18,196
6/30/2021	16,025.56	16,315	19,566
9/30/2021	16,537.19	16,868	19,439
12/31/2021	17,075.68	17,442	21,006
3/31/2022	15,639.21	16,043	20,017
6/30/2022	12,646.37	12,931	16,952
9/30/2022	11,227.49	11,492	15,799
12/31/2022	12,707.86	13,014	17,471
3/31/2023	13,363.26	13,748	18,816
6/30/2023	14,205.89	14,629	20,107
9/30/2023	14,103.41	14,553	19,371
12/31/2023	15,624.14	16,144	21,558
3/31/2024	16,525.1	17,121	23,498
6/30/2024	16,786.89	17,376	24,250
9/30/2024	17,364.27	18,013	25,790
12/31/2024	17,571.58	18,222	25,646
3/31/2025	17,440.69	18,095	25,333
5/31/2025	17,841.74	18,504	27,020

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Global Listed Private Equity ETF	4.95%	11.88%	5.96%
LPX Direct Listed Private Equity Index	5.01%	12.42%	6.34%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"LPX®  Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH and have been licensed for use by ProShares. ProShares have not been passed on by LPX GmbH as to their legality or suitability. ProShares based on the LPX® Direct Listed Private Equity Index are not sponsored, endorsed, sold, or promoted by LPX GmbH, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$13,538,541
  Number of Portfolio Holdings32
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate21%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Country	% of Exposure
United States	54.0%
United Kingdom	20.7%
France	8.3%
Canada	6.8%
Sweden	4.5%
Belgium	4.0%
Switzerland	1.9%
Other	7.6%

Largest Holdings

Holdings	% of Net Assets
3i Group plc	10.5%
Ares Capital Corp.	10.1%
FS KKR Capital Corp.	9.2%
Main Street Capital Corp.	7.5%
Onex Corp.	6.8%
Golub Capital BDC, Inc.	4.6%
Eurazeo SE	4.4%
HgCapital Trust plc	4.3%
Hercules Capital, Inc.	4.2%
Wendel SE	3.9%

Global Listed Private Equity ETF - PEX

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PEX525

Hedge Replication ETF

HDG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$97	0.95%

How Did the Fund Perform Last Year?

Hedge Replication ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Modest underperformance of hedge fund replication factors drove modest underperformance compared to the aggregate bond index. For the year ended May 31, 2025, the Fund had a total return of 3.25%. For the same period, the Index had a total return of 4.36% and a volatility of 5.25%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Hedge Replication ETF : $12,544	Merrill Lynch Factor Model — Exchange Series : $13,840	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,900.75	9,914	9,806
9/30/2015	9,569.42	9,596	9,174
12/31/2015	9,695.11	9,770	9,820
3/31/2016	9,642.25	9,721	9,953
6/30/2016	9,674.79	9,757	10,197
9/30/2016	9,862.04	9,977	10,590
12/31/2016	9,911.06	10,072	10,995
3/31/2017	10,110.56	10,280	11,662
6/30/2017	10,192.26	10,390	12,022
9/30/2017	10,350.07	10,577	12,561
12/31/2017	10,452.89	10,721	13,395
3/31/2018	10,417.42	10,694	13,293
6/30/2018	10,420.38	10,746	13,749
9/30/2018	10,538.91	10,892	14,809
12/31/2018	10,012.5	10,379	12,807
3/31/2019	10,494.73	10,896	14,555
6/30/2019	10,613.99	11,047	15,181
9/30/2019	10,600.25	11,056	15,439
12/31/2019	10,963.7	11,465	16,840
3/31/2020	10,021.13	10,505	13,539
6/30/2020	10,752.46	11,292	16,320
9/30/2020	10,770.12	11,327	17,777
12/31/2020	11,766.15	12,423	19,937
3/31/2021	12,123.15	12,814	21,167
6/30/2021	12,297.75	13,046	22,977
9/30/2021	11,998.91	12,769	23,110
12/31/2021	12,088.53	12,908	25,660
3/31/2022	11,653.02	12,493	24,479
6/30/2022	10,921.75	11,722	20,538
9/30/2022	10,585.97	11,422	19,536
12/31/2022	11,084.84	11,984	21,013
3/31/2023	11,388.04	12,307	22,589
6/30/2023	11,534.73	12,490	24,563
9/30/2023	11,479.71	12,482	23,760
12/31/2023	11,885.71	12,949	26,537
3/31/2024	12,123.16	13,227	29,340
6/30/2024	12,139.29	13,276	30,595
9/30/2024	12,477.5	13,696	32,397
12/31/2024	12,500.43	13,742	33,178
3/31/2025	12,410.38	13,643	31,761
5/31/2025	12,544.17	13,840	33,531

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Hedge Replication ETF	3.25%	3.44%	2.29%
Merrill Lynch Factor Model — Exchange Series	4.36%	4.50%	3.30%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Merrill Lynch Factor Model® – Exchange Series," "Merrill Lynch Factor Model®," and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML") and have been licensed for use by ProShares. Certain trademarks and other marks are property of Standard & Poor's Financial Services LLC, MSCI Inc., Russell Investments, or their respective affiliates (collectively, "the Index Entities") and have been licensed for use by BofAML. ProShares have not been passed on by BofAML or the Index Entities as to their legality or suitability. ProShares are not sponsored, endorsed, recommended, sold or promoted by BofAML or the Index Entities, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$24,418,760
  Number of Portfolio Holdings1,944
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate43%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
iShares® MSCI EAFE ETF Long Swaps	13%
iShares® MSCI Emerging Markets ETF Long Swaps	6%
S&P 500® Total Return Index Long Swaps	2%
Russell 2000® Total Return Index Long Swaps	-%
E-Mini Euro Futures	(17)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	67.1%
Short-Term Investments	15.3%
Financials	2.6%
Industrials	2.4%
Health Care	2.1%
Information Technology	1.8%
Consumer Discretionary	1.2%
Real Estate	0.8%
Energy	0.6%
Materials	0.5%
Other	1.2%

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.1%
Insmed, Inc.	0.1%
FTAI Aviation Ltd.	0.1%
Carpenter Technology Corp.	0.1%
Hims & Hers Health, Inc.	0.1%
Rocket Lab Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
HealthEquity, Inc.	0.1%
Credo Technology Group Holding Ltd.	0.1%

Hedge Replication ETF - HDG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HDG525

High Yield-Interest Rate Hedged

HYHG - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$52	0.50%

How Did the Fund Perform Last Year?

High Yield-Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Roundtrip spreads contributed to solid returns, but a stable and upward sloping yield curve drove modest underperformance compared to unhedged high yield bonds. For the year ended May 31, 2025, the Fund had a total return of 7.12%. For the same period, the Index had a total return of 7.75% and a volatility of 4.73%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	High Yield-Interest Rate Hedged : $15,648	FTSE High Yield (Treasury Rate-Hedged) Index : $16,604	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	9,848.73	9,844	9,891
9/30/2015	9,042.35	9,030	10,013
12/31/2015	8,923.71	8,906	9,956
3/31/2016	8,952.99	8,979	10,257
6/30/2016	9,236.54	9,406	10,484
9/30/2016	9,757.95	9,950	10,532
12/31/2016	10,228.48	10,391	10,218
3/31/2017	10,394.71	10,603	10,302
6/30/2017	10,495.33	10,720	10,451
9/30/2017	10,639.16	10,879	10,540
12/31/2017	10,681.3	10,961	10,581
3/31/2018	10,682.11	10,971	10,427
6/30/2018	10,884.53	11,200	10,410
9/30/2018	11,244.54	11,595	10,412
12/31/2018	10,446.81	10,806	10,583
3/31/2019	11,187.51	11,606	10,894
6/30/2019	11,311.6	11,750	11,230
9/30/2019	11,292.78	11,745	11,485
12/31/2019	11,666.66	12,133	11,505
3/31/2020	10,030.55	10,421	11,868
6/30/2020	10,630.38	11,008	12,212
9/30/2020	11,117.39	11,568	12,288
12/31/2020	11,729.6	12,247	12,370
3/31/2021	11,961.15	12,492	11,953
6/30/2021	12,133.43	12,669	12,172
9/30/2021	12,258.39	12,808	12,178
12/31/2021	12,375.39	12,983	12,179
3/31/2022	12,415.58	12,997	11,457
6/30/2022	11,348.83	11,876	10,920
9/30/2022	11,808.87	12,393	10,401
12/31/2022	12,189.25	12,810	10,595
3/31/2023	12,522.44	13,154	10,909
6/30/2023	13,015.35	13,740	10,817
9/30/2023	13,352.7	14,074	10,468
12/31/2023	13,969.49	14,728	11,182
3/31/2024	14,372.56	15,195	11,095
6/30/2024	14,629.92	15,491	11,102
9/30/2024	15,037.46	15,919	11,680
12/31/2024	15,483.14	16,387	11,322
3/31/2025	15,371.09	16,287	11,637
5/31/2025	15,647.56	16,604	11,599

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
High Yield-Interest Rate Hedged	7.12%	7.91%	4.58%
FTSE High Yield (Treasury Rate-Hedged) Index	7.75%	8.43%	5.20%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$167,249,905
  Number of Portfolio Holdings232
  Net Investment Advisory Fees$773,441
  Portfolio Turnover Rate66%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	94%
U.S. Treasury 10 Year Note Futures	(11)%
U.S. Treasury 2 Year Note Futures	(31)%
U.S. Treasury 5 Year Note Futures	(52)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	18.1%
Industrials	18.0%
Consumer Discretionary	10.6%
Health Care	10.5%
Financials	9.8%
Energy	7.9%
Materials	6.0%
Short-Term Investments	4.9%
Information Technology	4.9%
Real Estate	3.5%
Other	6.5%

Largest Holdings

Holdings	% of Net Assets
Sunrise FinCo. I BV 4.88%, due 07/15/31	2.0%
DISH Network Corp. 11.75%, due 11/15/27	1.5%
CCO Holdings LLC 4.25%, due 02/01/31	1.5%
Medline Borrower LP 5.25%, due 10/01/29	1.3%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.3%
Community Health Systems, Inc. 5.63%, due 03/15/27	1.2%
Standard Industries, Inc. 4.38%, due 07/15/30	1.2%
Mauser Packaging Solutions Holding Co. 7.88%, due 04/15/27	1.1%
Carnival Corp. 5.75%, due 03/01/27	1.1%
First Quantum Minerals Ltd. 9.38%, due 03/01/29	0.9%

High Yield-Interest Rate Hedged - HYHG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HYHG525

Inflation Expectations ETF

RINF - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$31	0.30%

How Did the Fund Perform Last Year?

Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. While breakeven inflation ultimately round tripped, full period performance remained muted. For the year ended May 31, 2025, the Fund had a total return of 3.86%. For the same period, the Index had a total return of -1.88% and a volatility of 7.22%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Inflation Expectations ETF : $13,823	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index : $11,835	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,166.05	10,046	9,912	9,891
9/30/2015	9,105.09	9,047	10,085	10,013
12/31/2015	9,311.3	9,230	9,990	9,956
3/31/2016	9,181.22	9,470	10,310	10,257
6/30/2016	8,872.11	9,211	10,531	10,484
9/30/2016	9,224.3	9,570	10,497	10,532
12/31/2016	9,592.19	9,997	10,095	10,218
3/31/2017	9,621.2	10,015	10,163	10,302
6/30/2017	9,071.92	9,410	10,283	10,451
9/30/2017	9,225.3	9,551	10,322	10,540
12/31/2017	9,560.91	9,863	10,329	10,581
3/31/2018	9,711.45	9,997	10,207	10,427
6/30/2018	9,992.59	10,207	10,218	10,410
9/30/2018	10,196.66	10,348	10,157	10,412
12/31/2018	9,435.24	9,524	10,418	10,583
3/31/2019	9,622.24	9,660	10,639	10,894
6/30/2019	9,383.66	9,381	10,959	11,230
9/30/2019	8,980.59	8,999	11,222	11,485
12/31/2019	9,596.99	9,580	11,133	11,505
3/31/2020	7,954.3	7,943	12,080	11,868
6/30/2020	8,795.75	8,763	12,106	12,212
9/30/2020	9,277.22	9,264	12,128	12,288
12/31/2020	9,806.49	9,802	12,027	12,370
3/31/2021	10,734.32	10,761	11,506	11,953
6/30/2021	10,803.27	10,851	11,724	12,172
9/30/2021	10,915.41	10,974	11,718	12,178
12/31/2021	11,391.04	11,486	11,750	12,179
3/31/2022	12,123.29	12,247	11,107	11,457
6/30/2022	11,651.04	11,766	10,702	10,920
9/30/2022	11,632.92	11,669	10,211	10,401
12/31/2022	12,329.85	12,226	10,285	10,595
3/31/2023	12,239.18	11,930	10,592	10,909
6/30/2023	12,492.38	12,005	10,445	10,817
9/30/2023	13,174.47	12,478	10,126	10,468
12/31/2023	12,468.73	11,636	10,683	11,182
3/31/2024	12,891.77	11,820	10,586	11,095
6/30/2024	13,223.91	11,928	10,605	11,102
9/30/2024	13,153	11,650	11,109	11,680
12/31/2024	13,645.45	11,905	10,758	11,322
3/31/2025	13,652.39	11,782	11,076	11,637
5/31/2025	13,822.54	11,835	11,029	11,599

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Inflation Expectations ETF	3.86%	9.82%	3.29%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	-1.88%	6.56%	1.70%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE 30-Year TIPS (Treasury Rate-Hedged)" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE 30-Year TIPS (Treasury Rate-Hedged) are not sponsored, endorsed, sold or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$26,184,989
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	131%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(131.6%)

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	80.1%
U.S. Treasury Bills	15.2%

Inflation Expectations ETF - RINF

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RINF525

Investment Grade-Interest Rate Hedged

IGHG - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$31	0.30%

How Did the Fund Perform Last Year?

Investment Grade–Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising long-term interest rates for a material portion of the period drove modest outperformance compared to unhedged investment grade bonds. For the year ended May 31, 2025, the Fund had a total return of 6.21%. For the same period, the Index had a total return of 5.92% and a volatility of 3.08%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Investment Grade-Interest Rate Hedged : $14,842	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $15,203	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	9,966.19	9,947	9,891
9/30/2015	9,669.93	9,651	10,013
12/31/2015	9,763.98	9,785	9,956
3/31/2016	9,791.68	9,766	10,257
6/30/2016	9,852.35	9,873	10,484
9/30/2016	10,154.96	10,184	10,532
12/31/2016	10,472.63	10,506	10,218
3/31/2017	10,539.89	10,574	10,302
6/30/2017	10,701.15	10,754	10,451
9/30/2017	10,868.53	10,930	10,540
12/31/2017	11,063.51	11,161	10,581
3/31/2018	10,953.43	11,043	10,427
6/30/2018	10,757.37	10,848	10,410
9/30/2018	11,126.52	11,234	10,412
12/31/2018	10,584.43	10,690	10,583
3/31/2019	11,108	11,200	10,894
6/30/2019	11,371.35	11,461	11,230
9/30/2019	11,390.27	11,494	11,485
12/31/2019	11,923.9	12,031	11,505
3/31/2020	10,139.27	10,176	11,868
6/30/2020	11,107.05	11,125	12,212
9/30/2020	11,292.33	11,330	12,288
12/31/2020	12,004.28	12,072	12,370
3/31/2021	12,195.78	12,265	11,953
6/30/2021	12,295.01	12,396	12,172
9/30/2021	12,252.74	12,377	12,178
12/31/2021	12,151.83	12,280	12,179
3/31/2022	11,855.63	11,995	11,457
6/30/2022	11,396.59	11,519	10,920
9/30/2022	11,338.71	11,505	10,401
12/31/2022	12,000.98	12,315	10,595
3/31/2023	12,174.47	12,451	10,909
6/30/2023	12,528.6	12,818	10,817
9/30/2023	12,983.79	13,268	10,468
12/31/2023	13,402.23	13,757	11,182
3/31/2024	13,719.85	14,101	11,095
6/30/2024	13,870.22	14,262	11,102
9/30/2024	14,218.67	14,596	11,680
12/31/2024	14,620.45	15,010	11,322
3/31/2025	14,514.21	14,893	11,637
5/31/2025	14,841.55	15,203	11,599

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Investment Grade-Interest Rate Hedged	6.21%	6.40%	4.03%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	5.92%	6.92%	4.28%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$264,515,672
  Number of Portfolio Holdings187
  Net Investment Advisory Fees$769,213
  Portfolio Turnover Rate53%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Ultra Bond Futures	(4)%
U.S. Treasury 10 Year Note Futures	(25)%
U.S. Treasury Long Bond Futures	(58)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	37.1%
Communication Services	13.7%
Health Care	10.9%
Information Technology	7.6%
Energy	7.4%
Consumer Staples	6.8%
Industrials	3.8%
Consumer Discretionary	3.3%
Materials	2.9%
Utilities	1.4%
Other	1.1%

Largest Holdings

Holdings	% of Net Assets
Bank of America Corp. 5.88%, due 02/07/42	1.6%
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.6%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.5%
Oracle Corp. 6.50%, due 04/15/38	1.4%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.2%
Time Warner Cable LLC 6.75%, due 06/15/39	1.2%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.2%
Altria Group, Inc. 5.38%, due 01/31/44	1.1%
International Business Machines Corp. 4.25%, due 05/15/49	1.1%

Investment Grade-Interest Rate Hedged - IGHG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IGHG525

K-1 Free Crude Oil ETF

OILK - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) (formerly known as K-1 Crude Oil Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$64	0.69%

How Did the Fund Perform Last Year?

K-1 Free Crude Oil ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil Index (the

“Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. For the year ended May 31, 2025, the Fund had a total return of -14.59%. For the same period, the Index had a total return of -17.37% and a volatility of 26.24%. Falling oil prices drove negative performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	K-1 Free Crude Oil ETF : $9,075	Bloomberg Commodity Balanced WTI Crude Oil Index : $17,241	Bloomberg Commodity Index : $14,347	S&P 500® Index : $31,999
9/26/2016	10,000	10,000	10,000	10,000
9/30/2016	10,502.41	10,418	10,057	10,106.3
12/31/2016	11,195.68	11,310.82	10,324.52	10,492.79
3/31/2017	10,110.44	10,288.32	10,083.95	11,129.29
6/30/2017	8,975.99	9,332.54	9,781.44	11,473.19
9/30/2017	9,969.06	10,142.6	10,027.93	11,987.19
12/31/2017	11,524.55	11,621.39	10,500.24	12,783.14
3/31/2018	12,472.73	12,513.92	10,458.24	12,685.99
6/30/2018	14,313.03	14,053.13	10,500.08	13,121.12
9/30/2018	14,643.49	14,962.37	10,287.97	14,132.75
12/31/2018	9,055.04	9,827.28	9,319.88	12,222.01
3/31/2019	11,735.69	12,354.86	9,908.89	13,890.31
6/30/2019	11,352.32	11,891.55	9,790.98	14,487.59
9/30/2019	10,534.12	10,993.74	9,610.82	14,733.88
12/31/2019	11,916.69	12,474.6	10,035.62	16,070.24
3/31/2020	3,949.21	6,621.52	7,698.32	12,920.48
6/30/2020	3,950.95	8,063.68	8,089.4	15,574.34
9/30/2020	3,958.8	8,277.37	8,823.11	16,965.13
12/31/2020	4,652.84	9,464.35	9,722.18	19,026.39
3/31/2021	5,717.13	11,541.77	10,394.96	20,200.32
6/30/2021	6,994.27	14,209.07	11,777.49	21,927.45
9/30/2021	7,341.5	14,970.68	12,553.62	22,054.63
12/31/2021	7,550.48	15,436.27	12,357.79	24,487.26
3/31/2022	10,296.71	21,093.66	15,515.2	23,360.84
6/30/2022	10,962.76	22,519.59	14,637.04	19,599.75
9/30/2022	8,908.69	18,326.44	14,035.46	18,643.28
12/31/2022	9,662.89	19,911.68	14,347.05	20,052.71
3/31/2023	9,188.98	18,832.47	13,578.04	21,556.66
6/30/2023	8,860.98	18,011.37	13,230.45	23,440.72
9/30/2023	10,917.47	21,997.29	13,853.6	22,674.21
12/31/2023	9,620.03	19,192.63	13,212.18	25,324.82
3/31/2024	10,949.7	21,643.53	13,501.53	27,999.12
6/30/2024	11,107.58	21,745.26	13,891.72	29,197.48
9/30/2024	9,805.31	19,011.88	13,986.18	30,917.21
12/31/2024	10,356.07	19,911.14	13,923.25	31,662.32
3/31/2025	10,381.62	19,821.54	15,159.63	30,310.34
5/31/2025	9,075.43	17,240.77	14,347.07	31,998.62

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/26/16)
K-1 Free Crude Oil ETF	-14.59%	20.06%	-1.11%
Bloomberg Commodity Balanced WTI Crude Oil Index	-17.37%	17.99%	6.47%
Bloomberg Commodity Index	1.69%	12.64%	4.25%
S&P 500® Index	13.52%	15.93%	14.34%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Bloomberg Commodity Index to the S&P 500® Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$60,103,289
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$561,795
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
WTI Crude Oil Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	82.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares K-1 Free Crude Oil Strategy ETF to ProShares K-1 Free Crude Oil ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in components of the Fund's benchmark index or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

K-1 Free Crude Oil ETF - OILK

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OILK525

Large Cap Core Plus

CSM - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$48	0.45%

How Did the Fund Perform Last Year?

Large Cap Core Plus ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the UBS 130/30 Large Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of large cap U.S. equities was the primary driver of performance. For the year ended May 31, 2025, the Fund had a total return of 13.80%. For the same period, the Index had a total return of 14.59% and a volatility of 20.49%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Large Cap Core Plus : $30,283	UBS 130/30 Large Cap Index : $32,305	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,791.12	9,795	9,806
9/30/2015	9,171.42	9,186	9,174
12/31/2015	9,812.96	9,840	9,820
3/31/2016	10,104.48	10,145	9,953
6/30/2016	10,257.49	10,310	10,197
9/30/2016	10,615.92	10,684	10,590
12/31/2016	11,164.16	11,252	10,995
3/31/2017	11,827.44	11,936	11,662
6/30/2017	12,203.27	12,331	12,022
9/30/2017	12,786.91	12,938	12,561
12/31/2017	13,676.1	13,859	13,395
3/31/2018	13,640.43	13,844	13,293
6/30/2018	13,918.12	14,148	13,749
9/30/2018	14,935.97	15,210	14,809
12/31/2018	12,605.77	12,861	12,807
3/31/2019	14,273.43	14,587	14,555
6/30/2019	14,750.1	15,096	15,181
9/30/2019	14,898.77	15,271	15,439
12/31/2019	16,290.68	16,724	16,840
3/31/2020	12,587.67	12,944	13,539
6/30/2020	15,103.07	15,556	16,320
9/30/2020	16,246.11	16,762	17,777
12/31/2020	18,083.62	18,693	19,937
3/31/2021	19,566.57	20,261	21,167
6/30/2021	21,344.93	22,139	22,977
9/30/2021	21,620.79	22,460	23,110
12/31/2021	24,003.44	24,978	25,660
3/31/2022	23,252.02	24,239	24,479
6/30/2022	19,427.52	20,288	20,538
9/30/2022	18,404.87	19,255	19,536
12/31/2022	19,718.14	20,667	21,013
3/31/2023	20,950.75	21,998	22,589
6/30/2023	22,455.06	23,621	24,563
9/30/2023	21,560.82	22,726	23,760
12/31/2023	24,281.21	25,642	26,537
3/31/2024	26,977.84	28,544	29,340
6/30/2024	27,617.48	29,275	30,595
9/30/2024	29,227	31,037	32,397
12/31/2024	29,654.05	31,543	33,178
3/31/2025	28,693.97	30,575	31,761
5/31/2025	30,283.12	32,305	33,531

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Core Plus	13.80%	15.28%	11.72%
UBS 130/30 Large Cap Index	14.59%	16.10%	12.43%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"UBS" and "UBS 130/30 Large Cap IndexTM" are trademarks of UBS Group AG or one of its affiliates and have been licensed for use for certain purposes by ProShares. ProShares Large Cap Core Plus based on the UBS 130/30 Large Cap IndexTM are not sponsored, endorsed, sold or promoted by UBS, and UBS makes no representation regarding such products, their performance or suitability or the advisability of investing or trading in such product(s) and UBS disclaims all liability to any party for such products, their performance or suitability, for any inaccuracy in the data on which the Index is based, for any mistakes, errors or omissions in the calculation and/or dissemination of the Index or for the manner in which it is applied.

Key Fund Statistics

  Net Assets$427,736,063
  Number of Portfolio Holdings300
  Net Investment Advisory Fees$2,056,235
  Portfolio Turnover Rate66%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
UBS 130/30 Large Cap Index (long portion) Long Swaps	35%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(29)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	25.4%
Financials	13.5%
Health Care	10.8%
Industrials	10.6%
Consumer Discretionary	8.2%
Communication Services	7.0%
Short-Term Investments	5.7%
Consumer Staples	5.3%
Utilities	3.9%
Real Estate	3.8%
Other	5.5%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.5%
Apple, Inc.	4.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class A	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
Tesla, Inc.	1.1%
Eli Lilly & Co.	1.0%

Large Cap Core Plus - CSM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CSM525

Long Online/Short Stores ETF

CLIX - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$72	0.65%

How Did the Fund Perform Last Year?

Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance of online retail compared to bricks and mortar retail drove performance. For the year ended May 31, 2025, the Fund had a total return of 20.60%. For the same period, the Index had a total return of 19.91% and a volatility of 21.74%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Long Online/Short Stores ETF : $12,659	ProShares Long Online/Short Stores Index : $12,589	S&P 500® Index : $26,021
11/14/2017	10,000	10,000	10,000
12/31/2017	9,812.34	9,825	10,395
3/31/2018	11,333.11	11,360.65	10,316
6/30/2018	12,276.53	12,297.9	10,669.84
9/30/2018	11,905.62	11,928.96	11,492.48
12/31/2018	10,498.12	10,536.85	9,938.7
3/31/2019	12,893.81	12,938.2	11,295.33
6/30/2019	13,607.5	13,649.8	11,781.03
9/30/2019	11,795.83	11,830.29	11,981.31
12/31/2019	12,259.12	12,286.93	13,068.01
3/31/2020	13,975.43	14,012.02	10,506.68
6/30/2020	18,200.51	18,278.68	12,664.75
9/30/2020	21,182.48	21,303.8	13,795.72
12/31/2020	23,421.38	23,596.09	15,471.9
3/31/2021	21,196.22	21,375.7	16,426.51
6/30/2021	21,008.83	21,253.86	17,830.98
9/30/2021	17,425.18	17,659.83	17,934.4
12/31/2021	14,071.19	14,299.16	19,912.56
3/31/2022	11,919.64	12,144.28	18,996.58
6/30/2022	9,092.94	9,281.87	15,938.13
9/30/2022	8,329.61	8,510.55	15,160.35
12/31/2022	7,495.77	7,657.79	16,306.48
3/31/2023	8,359.15	8,523.89	17,529.46
6/30/2023	8,870	9,010.6	19,061.54
9/30/2023	8,900.06	9,001.59	18,438.22
12/31/2023	9,658.62	9,717.22	20,593.65
3/31/2024	10,263.67	10,277.9	22,768.34
6/30/2024	10,808.69	10,805.16	23,742.83
9/30/2024	11,874.14	11,851.1	25,141.28
12/31/2024	11,656.22	11,620	25,747.18
3/31/2025	11,757.47	11,709.48	24,647.78
5/31/2025	12,658.8	12,588.86	26,020.66

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Long Online/Short Stores ETF	20.60%	-5.93%	3.18%
ProShares Long Online/Short Stores Index	19.91%	-6.10%	3.10%
S&P 500® Index	13.52%	15.93%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Solactive AG serves as index calculation agent for these indexes and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$8,680,879
  Number of Portfolio Holdings29
  Net Investment Advisory Fees$59,188
  Portfolio Turnover Rate57%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
ProShares Online Retail Index Long Swaps	16%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	80.6%
Short-Term Investments	9.6%
Communication Services	2.7%
Consumer Staples	0.9%
Other	4.0%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	20.2%
Alibaba Group Holding Ltd. (ADR)	7.1%
eBay, Inc.	6.1%
Carvana Co., Class A	4.6%
Coupang, Inc.	4.1%
Etsy, Inc.	4.0%
Chewy, Inc., Class A	3.9%
Revolve Group, Inc., Class A	3.6%
Wayfair, Inc., Class A	3.6%
PDD Holdings, Inc. (ADR)	3.5%

Long Online/Short Stores ETF - CLIX

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CLIX525

Merger ETF

MRGR - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRGR	$78	0.75%

How Did the Fund Perform Last Year?

Merger ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Higher risk-free interest rates were a substantial driver of absolute returns. For the year ended May 31, 2025, the Fund had a total return of 7.99%. For the same period, the Index had a total return of 8.83% and a volatility of 3.02%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Merger ETF : $12,726	S&P Merger Arbitrage Index : $13,851	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	9,912.85	9,926	9,830
9/30/2015	9,859.64	9,895	9,115
12/31/2015	9,930.27	10,003	9,689
3/31/2016	10,069.76	10,179	9,779
6/30/2016	9,989.31	10,118	10,035
9/30/2016	9,913.3	10,057	10,482
12/31/2016	9,790.95	9,965	10,916
3/31/2017	9,730.36	9,922	11,548
6/30/2017	9,919.69	10,070	11,895
9/30/2017	9,907.4	10,097	12,439
12/31/2017	10,008.36	10,218	13,226
3/31/2018	9,733.55	9,961	13,147
6/30/2018	9,905.81	10,155	13,656
9/30/2018	10,189.06	10,438	14,626
12/31/2018	10,382.35	10,674	12,526
3/31/2019	10,453.93	10,775	14,285
6/30/2019	10,508.9	10,853	14,869
9/30/2019	10,605.9	10,981	15,038
12/31/2019	10,835.29	11,225	16,398
3/31/2020	10,488.26	10,860	12,961
6/30/2020	10,677.44	11,078	15,824
9/30/2020	10,888.33	11,314	17,259
12/31/2020	11,128.23	11,592	19,807
3/31/2021	11,272.77	11,771	21,084
6/30/2021	11,555.75	12,106	22,832
9/30/2021	11,599.21	12,189	22,805
12/31/2021	11,737	12,389	24,889
3/31/2022	11,580.72	12,265	23,545
6/30/2022	11,434.71	12,137	19,580
9/30/2022	11,306.15	12,051	18,687
12/31/2022	11,233.71	12,011	20,029
3/31/2023	11,055.68	11,831	21,479
6/30/2023	11,056.39	11,857	23,281
9/30/2023	11,454.98	12,308	22,515
12/31/2023	11,765.19	12,667	25,246
3/31/2024	11,869.86	12,804	27,784
6/30/2024	11,869.41	12,835	28,684
9/30/2024	12,285.37	13,322	30,451
12/31/2024	12,404.01	13,476	31,276
3/31/2025	12,656.05	13,756	29,753
5/31/2025	12,726.28	13,851	31,443

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Merger ETF	7.99%	3.62%	2.44%
S&P Merger Arbitrage Index	8.83%	4.63%	3.31%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Merger Arbitrage Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Merger Arbitrage Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$10,499,306
  Number of Portfolio Holdings48
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate231%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	4%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(23)%
Goldman Sachs International Forwards	(12)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Short-Term Investments	29.4%
Industrials	14.3%
Consumer Discretionary	11.4%
Financials	9.1%
Materials	5.9%
Information Technology	5.7%
Consumer Staples	5.6%
Communication Services	4.9%
Health Care	4.9%
Other	11.6%

Largest Holdings

Holdings	% of Net Assets
Direct Line Insurance Group plc	3.5%
Gold Road Resources Ltd.	2.9%
Everi Holdings, Inc.	2.9%
Covestro AG	2.9%
Spirit AeroSystems Holdings, Inc., Class A	2.9%
Parkland Corp.	2.9%
Redfin Corp.	2.9%
AZEK Co., Inc. (The), Class A	2.9%
Triumph Group, Inc.	2.9%
Skechers USA, Inc., Class A	2.9%

Country Weights

Country	% of Exposure
United States	87.5%
United Kingdom	3.5%
Australia	3.0%
Germany	2.9%
Canada	2.9%
Other	3.0%

Merger ETF - MRGR

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MRGR525

Metaverse ETF

VERS - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$64	0.58%

How Did the Fund Perform Last Year?

Metaverse ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Several “Magnificent Seven” and stocks related to artificial intelligence drove performance modestly outperforming the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 18.47%. For the same period, the Index had a total return of 18.25% and a volatility of 31.90%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Metaverse ETF : $12,600	Solactive Metaverse Theme Index : $12,628	MSCI ACWI Index : $14,202
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168.49	11,166	10,721
6/30/2022	8,210.93	8,229.34	9,056.03
9/30/2022	7,474.29	7,501.05	8,448.37
12/31/2022	7,070.93	7,102.74	9,283.07
3/31/2023	8,635.62	8,676	9,973.73
6/30/2023	9,893.35	9,932.28	10,607.06
9/30/2023	8,874.95	8,907.27	10,257.03
12/31/2023	10,686.53	10,727.92	11,400.69
3/31/2024	10,463.12	10,503.7	12,342.38
6/30/2024	11,044.36	11,087.71	12,721.29
9/30/2024	11,182.85	11,225.2	13,576.16
12/31/2024	12,518.22	12,572.22	13,455.34
3/31/2025	11,720.83	11,755.02	13,291.18
5/31/2025	12,600.08	12,628.42	14,201.63

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (3/15/22)
Metaverse ETF	18.47%	7.46%
Solactive Metaverse Theme Index	18.25%	7.53%
MSCI ACWI Index	14.16%	11.53%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Metaverse Theme Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Metaverse Theme Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,433,051
  Number of Portfolio Holdings40
  Net Investment Advisory Fees$32,036
  Portfolio Turnover Rate51%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.0%
Communication Services	32.5%
Consumer Discretionary	9.4%
Real Estate	1.7%
Health Care	1.1%
Other	3.7%

Largest Holdings

Holdings	% of Net Assets
ROBLOX Corp., Class A	5.0%
NVIDIA Corp.	4.8%
fuboTV, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc., Class A	4.4%
Take-Two Interactive Software, Inc.	4.4%
QUALCOMM, Inc.	4.2%
Apple, Inc.	3.9%

Metaverse ETF - VERS

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

VERS525

MSCI EAFE Dividend Growers ETF

EFAD - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$54	0.50%

How Did the Fund Perform Last Year?

MSCI EAFE Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A 2025 outperformance of international equities drove performance in-line with the S&P 500 for the full period. For the year ended May 31, 2025, the Fund had a total return of 13.57%. For the same period, the Index had a total return of 14.08% and a volatility of 14.65%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	MSCI EAFE Dividend Growers ETF : $13,521	MSCI EAFE Dividend Masters Index : $14,150	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000	10,000
6/30/2015	9,645.31	9,645	9,717
9/30/2015	9,055.66	9,065	8,723
12/31/2015	9,310.71	9,338	9,134
3/31/2016	9,136.86	9,178	8,859
6/30/2016	9,146.74	9,194	8,730
9/30/2016	9,243.09	9,298	9,291
12/31/2016	8,645.83	8,712	9,225
3/31/2017	9,040.25	9,119	9,894
6/30/2017	9,751.31	9,843	10,499
9/30/2017	10,126.12	10,237	11,066
12/31/2017	10,524.68	10,657	11,534
3/31/2018	10,299.84	10,437	11,338
6/30/2018	10,511.61	10,661	11,217
9/30/2018	10,586.43	10,753	11,368
12/31/2018	9,312.91	9,462	9,943
3/31/2019	10,268.32	10,446	10,935
6/30/2019	10,524.99	10,717	11,337
9/30/2019	10,556.54	10,764	11,216
12/31/2019	11,553.73	11,810	12,132
3/31/2020	9,109.93	9,309	9,363
6/30/2020	10,637.94	10,901	10,756
9/30/2020	11,366.53	11,665	11,272
12/31/2020	12,627.5	12,989	13,081
3/31/2021	12,594.18	12,969	13,536
6/30/2021	13,372.87	13,784	14,236
9/30/2021	13,578.54	14,014	14,172
12/31/2021	13,617.87	14,074	14,553
3/31/2022	12,135.71	12,546	13,693
6/30/2022	10,395.33	10,739	11,706
9/30/2022	9,531.82	9,852	10,611
12/31/2022	10,744.25	11,125	12,451
3/31/2023	11,352.65	11,771	13,505
6/30/2023	11,301.9	11,724	13,904
9/30/2023	10,799.66	11,214	13,332
12/31/2023	12,029.71	12,516	14,721
3/31/2024	12,172.12	12,682	15,556
6/30/2024	11,894.68	12,395	15,508
9/30/2024	13,263.76	13,849	16,634
12/31/2024	11,858.8	12,391	15,285
3/31/2025	12,310.03	12,874	16,333
5/31/2025	13,520.86	14,150	17,864

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
MSCI EAFE Dividend Growers ETF	13.57%	5.60%	3.06%
MSCI EAFE Dividend Masters Index	14.08%	6.06%	3.53%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$70,448,125
  Number of Portfolio Holdings81
  Net Investment Advisory Fees$356,082
  Portfolio Turnover Rate40%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	17.4%
Industrials	17.1%
Information Technology	16.3%
Consumer Staples	10.0%
Materials	8.9%
Financials	8.7%
Utilities	7.4%
Communication Services	6.2%
Real Estate	3.8%
Other	5.7%

Largest Holdings

Holdings	% of Net Assets
Northern Star Resources Ltd.	1.4%
BAE Systems plc	1.3%
Sumitomo Realty & Development Co. Ltd.	1.3%
Kao Corp.	1.3%
Chocoladefabriken Lindt & Spruengli AG, Class PC	1.3%
Shionogi & Co. Ltd.	1.3%
Tokio Marine Holdings, Inc.	1.3%
Segro plc	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
Astellas Pharma, Inc.	1.3%

Country Weights

Country	% of Exposure
Japan	29.2%
United Kingdom	16.0%
Switzerland	12.4%
Australia	8.8%
Germany	5.0%
Belgium	3.8%
Italy	3.7%
Hong Kong	3.7%
Denmark	3.7%
Netherlands	2.4%
Other	12.9%

MSCI EAFE Dividend Growers ETF - EFAD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFAD525

MSCI Emerging Markets Dividend Growers ETF

EMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$62	0.60%

How Did the Fund Perform Last Year?

MSCI Emerging Markets Dividend Growers ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A decline in the dollar helped deliver returns similar to the S&P 500 for the full period. For the year ended May 31, 2025, the Fund had a total return of 5.23%. For the same period, the Index had a total return of 6.30% and a volatility of 13.60%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	MSCI Emerging Markets Dividend Growers ETF : $14,139	MSCI Emerging Markets Dividend Masters Index : $15,625	MSCI Emerging Markets Index : $20,259
1/25/2016	10,000	10,000	10,000
3/31/2016	11,792.6	11,822	11,721
6/30/2016	11,796.76	11,854.45	11,798.55
9/30/2016	12,555.08	12,630.64	12,863.55
12/31/2016	11,744.54	11,873.33	12,327.85
3/31/2017	12,961.51	13,098.18	13,739.39
6/30/2017	13,489.51	13,666.64	14,600.85
9/30/2017	14,063.27	14,277.54	15,752.86
12/31/2017	15,420.27	15,732.42	16,924.87
3/31/2018	15,899.94	16,212.26	17,141.51
6/30/2018	14,645.23	15,006.07	15,799.33
9/30/2018	14,552.27	14,991.06	15,627.12
12/31/2018	14,386.36	14,881.63	14,461.34
3/31/2019	15,437.48	15,997.75	15,894.45
6/30/2019	15,684	16,288.91	15,991.41
9/30/2019	15,119.3	15,736.71	15,311.77
12/31/2019	16,343.58	17,085.35	17,124.69
3/31/2020	11,589.71	12,130.6	13,083.26
6/30/2020	13,287.47	13,902.88	15,448.72
9/30/2020	13,835.6	14,542.41	16,925.61
12/31/2020	16,493.52	17,519.24	20,259.96
3/31/2021	16,904.55	17,978.25	20,723.91
6/30/2021	17,261.93	18,407.93	21,770.47
9/30/2021	16,788.65	17,984.55	20,009.24
12/31/2021	16,604.2	17,817.29	19,747.12
3/31/2022	15,199.24	16,349.15	18,370.74
6/30/2022	14,274.4	15,263.56	16,267.29
9/30/2022	12,296.65	13,204.51	14,385.17
12/31/2022	13,612.98	14,695.3	15,780.53
3/31/2023	14,135.25	15,265.47	16,405.44
6/30/2023	13,945.09	15,138.77	16,553.09
9/30/2023	13,107.11	14,259.21	16,068.08
12/31/2023	13,526.81	14,786.8	17,331.03
3/31/2024	13,349.6	14,596.05	17,693.25
6/30/2024	13,302.21	14,604.81	18,629.22
9/30/2024	14,969.25	16,583.76	20,253.69
12/31/2024	13,566.15	14,943.62	18,631.37
3/31/2025	13,607.09	14,980.98	19,177.27
5/31/2025	14,139.33	15,625.17	20,258.87

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (1/25/16)
MSCI Emerging Markets Dividend Growers ETF	5.23%	2.50%	3.77%
MSCI Emerging Markets Dividend Masters Index	6.30%	3.63%	4.89%
MSCI Emerging Markets Index	13.04%	7.07%	7.84%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,881,932
  Number of Portfolio Holdings54
  Net Investment Advisory Fees$50,995
  Portfolio Turnover Rate49%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	21.4%
Information Technology	18.0%
Financials	17.9%
Health Care	10.6%
Industrials	10.0%
Utilities	7.7%
Materials	4.0%
Consumer Discretionary	4.0%
Communication Services	3.8%
Short-Term Investments	2.4%
Other	3.0%

Largest Holdings

Holdings	% of Net Assets
CSPC Pharmaceutical Group Ltd.	2.6%
Hangzhou Tigermed Consulting Co. Ltd., Class A	2.2%
Wistron Corp.	2.1%
LG Corp.	2.1%
Tata Elxsi Ltd.	2.1%
Pidilite Industries Ltd.	2.1%
Metlen Energy & Metals SA	2.0%
Localiza Rent a Car SA	2.0%
China Coal Energy Co. Ltd., Class H	2.0%
Coca-Cola Femsa SAB de CV	2.0%

Country Weights

Country	% of Exposure
China	49.7%
India	20.0%
South Korea	6.1%
Taiwan	4.1%
Mexico	4.0%
Brazil	3.9%
United States	2.4%
Greece	2.0%
Israel	2.0%
South Africa	2.0%
Other	6.6%

MSCI Emerging Markets Dividend Growers ETF - EMDV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMDV525

MSCI Europe Dividend Growers ETF

EUDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$59	0.55%

How Did the Fund Perform Last Year?

MSCI Europe Dividend Growers ETF (the “Fund') seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. 2025 outperformance brought performance close to that of the S&P 500 for the full period. For the year ended May 31, 2025, the Fund had a total return of 12.49%. For the same period, the Index had a total return of 13.09% and a volatility of 15.54%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	MSCI Europe Dividend Growers ETF : $16,226	MSCI Europe Dividend Masters Index : $17,132	MSCI EAFE Index : $19,499
9/9/2015	10,000	10,000	10,000
9/30/2015	9,679.89	9,685.3	9,522
12/31/2015	9,777.06	9,801.52	9,970.49
3/31/2016	9,656.7	9,691.75	9,670.37
6/30/2016	9,582.33	9,626.5	9,528.98
9/30/2016	9,622.17	9,681.65	10,142.1
12/31/2016	9,081.29	9,155.78	10,069.73
3/31/2017	9,555.42	9,645.97	10,799.32
6/30/2017	10,376.04	10,484.2	11,460.24
9/30/2017	10,852.07	10,986.4	12,079.1
12/31/2017	11,020.63	11,177.56	12,590.04
3/31/2018	10,748.22	10,908.18	12,376.01
6/30/2018	11,151.84	11,331.42	12,243.59
9/30/2018	11,213.58	11,414.14	12,408.88
12/31/2018	9,783.3	9,962.26	10,852.8
3/31/2019	10,724.83	10,938.56	11,935.91
6/30/2019	11,049.31	11,279.84	12,375.15
9/30/2019	11,052.64	11,302.4	12,242.74
12/31/2019	12,282.61	12,622.52	13,242.97
3/31/2020	9,571	9,829.16	10,219.6
6/30/2020	11,364.75	11,711.44	11,740.28
9/30/2020	12,122.99	12,513.68	12,303.81
12/31/2020	13,069.43	13,524.78	14,278.57
3/31/2021	13,008.92	13,478.8	14,775.47
6/30/2021	14,575.84	15,120.52	15,539.36
9/30/2021	14,657.9	15,229.38	15,469.43
12/31/2021	15,560.47	16,202.54	15,885.56
3/31/2022	13,927.08	14,509.38	14,946.72
6/30/2022	11,512.79	11,980.39	12,777.95
9/30/2022	10,284.3	10,709.27	11,581.94
12/31/2022	11,675.66	12,180.73	13,590.24
3/31/2023	13,003.85	13,592.47	14,741.34
6/30/2023	13,122.93	13,716.16	15,176.21
9/30/2023	12,469.66	13,046.82	14,552.47
12/31/2023	14,092.51	14,783.35	16,068.83
3/31/2024	14,453.99	15,185.45	16,979.94
6/30/2024	14,407.64	15,141.42	16,927.3
9/30/2024	15,832.02	16,676.75	18,156.22
12/31/2024	14,120.18	14,885.67	16,683.75
3/31/2025	14,772.12	15,595.72	17,828.26
5/31/2025	16,225.83	17,131.9	19,498.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/9/15)
MSCI Europe Dividend Growers ETF	12.49%	8.34%	5.10%
MSCI Europe Dividend Masters Index	13.09%	8.90%	5.69%
MSCI EAFE Index	13.33%	11.41%	7.10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,313,124
  Number of Portfolio Holdings47
  Net Investment Advisory Fees$37,256
  Portfolio Turnover Rate32%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Health Care	17.4%
Information Technology	13.1%
Consumer Staples	11.1%
Financials	8.9%
Utilities	8.8%
Materials	8.8%
Communication Services	4.4%
Real Estate	2.3%
Other	3.1%

Largest Holdings

Holdings	% of Net Assets
BAE Systems plc	2.3%
Chocoladefabriken Lindt & Spruengli AG, Class PC	2.3%
Segro plc	2.3%
United Utilities Group plc	2.3%
Legal & General Group plc	2.3%
Recordati Industria Chimica e Farmaceutica SpA	2.3%
Sofina SA	2.3%
Nemetschek SE	2.2%
Lotus Bakeries NV	2.2%
Givaudan SA (Registered)	2.2%

Country Weights

Country	% of Exposure
United Kingdom	28.4%
Switzerland	22.1%
Germany	8.9%
Belgium	6.7%
Italy	6.6%
Denmark	6.4%
Netherlands	4.3%
Spain	4.3%
France	4.3%
Ireland	2.2%
Other	7.5%

MSCI Europe Dividend Growers ETF - EUDV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUDV525

MSCI Transformational Changes ETF

ANEW - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$49	0.45%

How Did the Fund Perform Last Year?

MSCI Transformational Changes ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Tech and tech-related outperformance overcame sizable healthcare exposure to deliver modest outperformance compared to the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 17.59%. For the same period, the Index had a total return of 17.88% and a volatility of 16.71%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	MSCI Transformational Changes ETF : $12,475	MSCI Global Transformational Changes Index : $12,610	S&P Global 1200 Index : $17,226
10/14/2020	10,000	10,000	10,000
12/31/2020	10,551.16	10,552	11,018
3/31/2021	10,627.68	10,636.42	11,600.85
6/30/2021	11,572.17	11,597.95	12,474.4
9/30/2021	11,194.36	11,232.61	12,393.31
12/31/2021	11,322.75	11,364.03	13,392.21
3/31/2022	10,028.58	10,079.9	12,761.44
6/30/2022	8,023.68	8,048.8	10,807.66
9/30/2022	7,375.81	7,408.92	10,072.74
12/31/2022	7,989.91	8,022.38	11,138.44
3/31/2023	8,871.83	8,916.07	11,996.1
6/30/2023	9,370.84	9,422.5	12,819.03
9/30/2023	8,762.01	8,815.69	12,349.85
12/31/2023	9,797.47	9,868.29	13,744.15
3/31/2024	10,648.27	10,737.68	14,981.13
6/30/2024	10,847.27	10,940.63	15,460.52
9/30/2024	11,708.42	11,829.01	16,442.27
12/31/2024	11,699.04	11,812.44	16,350.19
3/31/2025	11,625.64	11,746.3	16,150.72
5/31/2025	12,475.14	12,609.65	17,226.36

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (10/14/20)
MSCI Transformational Changes ETF	17.59%	4.90%
MSCI Global Transformational Changes Index	17.88%	5.13%
S&P Global 1200 Index	13.92%	12.46%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,444,472
  Number of Portfolio Holdings143
  Net Investment Advisory Fees$37,546
  Portfolio Turnover Rate35%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	24.5%
Information Technology	23.7%
Communication Services	14.9%
Materials	10.5%
Consumer Discretionary	10.5%
Consumer Staples	6.3%
Industrials	5.5%
Financials	3.4%
Short-Term Investments	0.2%
Other	0.6%

Largest Holdings

Holdings	% of Net Assets
Booking Holdings, Inc.	2.1%
Nintendo Co. Ltd.	2.1%
Corteva, Inc.	2.1%
Roche Holding AG	2.1%
DoorDash, Inc., Class A	2.0%
Meta Platforms, Inc., Class A	2.0%
Netflix, Inc.	2.0%
Nutrien Ltd.	2.0%
Symrise AG, Class A	2.0%
AbbVie, Inc.	2.0%

Country Weights

Country	% of Exposure
United States	76.9%
China	5.1%
Germany	3.8%
Japan	2.9%
Switzerland	2.3%
Canada	2.0%
Ireland	2.0%
Singapore	1.7%
Australia	0.8%
India	0.7%
Other	1.9%

MSCI Transformational Changes ETF - ANEW

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ANEW525

Nanotechnology ETF

TINY - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$52	0.58%

How Did the Fund Perform Last Year?

Nanotechnology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Healthcare exposure drove weak performance. For the year ended May 31, 2025, the Fund had a total return of -20.92%. For the same period, the Index had a total return of -20.63% and a volatility of 32.25%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Nanotechnology ETF : $9,873	Solactive Nanotechnology Index : $9,965	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	10,802.78	10,807	10,257
3/31/2022	9,124.79	9,179.47	9,773.9
6/30/2022	7,447.81	7,478.51	8,277.51
9/30/2022	6,430.08	6,459.19	7,714.64
12/31/2022	7,150.99	7,191.66	8,530.85
3/31/2023	8,698.59	8,747.94	9,187.73
6/30/2023	10,027.77	10,084.62	9,818
9/30/2023	8,842.53	8,905.73	9,458.66
12/31/2023	10,555.01	10,637	10,526.55
3/31/2024	12,524.62	12,614.42	11,473.94
6/30/2024	13,231.06	13,324.61	11,841.1
9/30/2024	12,417.79	12,539.8	12,593.01
12/31/2024	11,276.74	11,362.31	12,522.49
3/31/2025	9,516.5	9,595.47	12,369.72
5/31/2025	9,873.41	9,964.9	13,193.54

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (10/26/21)
Nanotechnology ETF	-20.92%	-0.35%
Solactive Nanotechnology Index	-20.63%	-0.10%
S&P Global 1200 Index	13.92%	8.01%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Nanotechnology Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Nanotechnology Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$3,914,215
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$32,616
  Portfolio Turnover Rate45%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	73.4%
Materials	14.4%
Health Care	11.7%
Other	3.8%

Largest Holdings

Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5.3%
NVIDIA Corp.	5.2%
United Microelectronics Corp.	4.9%
Lam Research Corp.	4.9%
Axcelis Technologies, Inc.	4.8%
ASML Holding NV	4.8%
KLA Corp.	4.7%
SCREEN Holdings Co. Ltd.	4.7%
Hanwha Solutions Corp.	4.5%
Applied Materials, Inc.	4.5%

Country Weights

Country	% of Exposure
United States	55.8%
South Korea	13.7%
Taiwan	10.2%
Japan	9.1%
Germany	5.9%
Netherlands	4.8%
Other	3.8%

Nanotechnology ETF - TINY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINY525

Nasdaq-100 Dorsey Wright Momentum ETF

QQQA - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$59	0.58%

How Did the Fund Perform Last Year?

Nasdaq-100 Dorsey Wright Momentum ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Equal Weight and relative under-representation of the "Magnificent 7" drove underperformance compared to the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 1.21%. For the same period, the Index had a total return of 1.84% and a volatility of 32.21%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Nasdaq-100 Dorsey Wright Momentum ETF : $11,001	Nasdaq-100 Dorsey Wright Momentum Index : $11,288	Nasdaq-100® Index : $16,680	Nasdaq Composite Index : $14,843
5/18/2021	10,000	10,000	10,000	10,000
6/30/2021	10,747.16	10,757	11,021	10,930
9/30/2021	10,708.87	10,735.49	11,141.13	10,905.1
12/31/2021	11,168.11	11,215.36	12,397.85	11,826.46
3/31/2022	10,263.42	10,323.74	11,293.2	10,768.54
6/30/2022	7,922.17	7,979.22	8,774.82	8,369.46
9/30/2022	7,542.31	7,607.39	8,386.97	8,041.97
12/31/2022	7,916.57	7,997.65	8,383.61	7,978.68
3/31/2023	8,120.91	8,216.78	10,124.89	9,338.69
6/30/2023	8,920.51	9,041.75	11,683.11	10,557.4
9/30/2023	8,441.27	8,568.86	11,348.98	10,141.55
12/31/2023	9,864.9	10,031.57	13,005.93	11,540.26
3/31/2024	10,886.03	11,087.89	14,140.04	12,614.66
6/30/2024	11,555.08	11,789.76	15,278.32	13,683.12
9/30/2024	10,982.43	11,222.67	15,602.22	14,060.77
12/31/2024	11,460.57	11,729.93	16,371.41	14,953.63
3/31/2025	10,306.87	10,562.81	15,050.23	13,419.39
5/31/2025	11,001.27	11,288.47	16,680.17	14,843.19

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF	1.21%	2.39%
Nasdaq-100 Dorsey Wright Momentum Index	1.84%	3.04%
Nasdaq-100® Index	16.02%	13.51%
Nasdaq Composite Index	15.02%	10.23%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100 Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq®is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq-100 Dorsey Wright Momentum Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$10,935,784
  Number of Portfolio Holdings22
  Net Investment Advisory Fees$67,732
  Portfolio Turnover Rate124%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	28.7%
Communication Services	19.2%
Utilities	13.2%
Information Technology	10.7%
Industrials	9.5%
Consumer Staples	9.4%
Health Care	9.1%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Palantir Technologies, Inc., Class A	6.2%
Netflix, Inc.	5.6%
Tesla, Inc.	5.5%
Booking Holdings, Inc.	5.2%
Cintas Corp.	4.8%
DoorDash, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	4.7%
Fastenal Co.	4.7%
Coca-Cola Europacific Partners plc	4.7%

Country Weights

Country	% of Exposure
United States	95.2%
United Kingdom	4.7%

Nasdaq-100 Dorsey Wright Momentum ETF - QQQA

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQQA525

Nasdaq-100 High Income ETF

IQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IQQQ	$58	0.55%

How Did the Fund Perform Last Year?

Nasdaq-100 High Income ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Daily Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100 and performance for the Fund. For the year ended May 31, 2025, the Fund had a total return of 9.91%. For the same period, the Index had a total return of 10.59% and a volatility of 22.16%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Nasdaq-100 High Income ETF : $11,332	Nasdaq-100 Daily Covered Call Index : $11,432	Nasdaq-100® Index : $11,977	Nasdaq Composite Index : $11,970
3/18/2024	10,000	10,000	10,000	10,000
3/31/2024	10,162.55	10,170	10,153	10,173
6/30/2024	10,829.31	10,869.7	10,970.32	11,034.65
9/30/2024	11,036.48	11,097.96	11,202.89	11,339.21
12/31/2024	11,505.13	11,588.49	11,755.19	12,059.25
3/31/2025	10,665.71	10,758.75	10,806.55	10,821.97
5/31/2025	11,332.14	11,432.25	11,976.89	11,970.18

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (3/18/24)
Nasdaq-100 High Income ETF	9.91%	10.96%
Nasdaq-100 Daily Covered Call Index	10.59%	11.78%
Nasdaq-100® Index	16.02%	16.18%
Nasdaq Composite Index	15.02%	16.12%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100 Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX®, Nasdaq-100 Daily Covered CallTM Index, NDXDCTM, Nasdaq-100 Daily Covered Call OptionTM Index, NDXDCCOTM, Nasdaq-100 Daily Covered Call IncomeTM Index, NDXDCCITM, are registered trademarks of Nasdaq, Inc. (which with its affiliates and third party licensors is referred to as the 'Corporations') and are licensed for use by ProShare Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations.

Key Fund Statistics

  Net Assets$151,287,252
  Number of Portfolio Holdings105
  Net Investment Advisory Fees$422,813
  Portfolio Turnover Rate70%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Nasdaq-100 Daily Covered Call Index Long Swaps	99%
Nasdaq 100 E-Mini Index Futures	3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	14.9%
Consumer Discretionary	13.4%
Consumer Staples	5.5%
Short-Term Investments	5.3%
Health Care	4.9%
Industrials	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Other	0.7%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	3.5%
Netflix, Inc.	3.1%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.8%
Alphabet, Inc., Class A	2.4%

Nasdaq-100 High Income ETF - IQQQ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IQQQ525

On-Demand ETF

OND - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$69	0.58%

How Did the Fund Perform Last Year?

On-Demand ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. ROBLOX outperformance contributed to outperformance relative to the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 37.43%. For the same period, the Index had a total return of 40.31% and a volatility of 20.14%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	On-Demand ETF : $9,672	FactSet On-Demand Index : $10,044	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	8,427.82	8,432	10,257
3/31/2022	6,574.92	6,592.98	9,773.9
6/30/2022	4,892.4	4,890.01	8,277.51
9/30/2022	4,481.9	4,489.52	7,714.64
12/31/2022	4,912	4,922.31	8,530.85
3/31/2023	5,533.63	5,558.27	9,187.73
6/30/2023	5,887.45	5,922.34	9,818
9/30/2023	5,424.6	5,478.17	9,458.66
12/31/2023	6,218.38	6,293.32	10,526.55
3/31/2024	7,034.73	7,148.58	11,473.94
6/30/2024	7,323.31	7,479.56	11,841.1
9/30/2024	8,315.32	8,625.43	12,593.01
12/31/2024	8,185.56	8,484.83	12,522.49
3/31/2025	8,264.98	8,579.01	12,369.72
5/31/2025	9,672.26	10,044.31	13,193.54

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (10/26/21)
On-Demand ETF	37.43%	-0.92%
FactSet On-Demand Index	40.31%	0.13%
S&P Global 1200 Index	13.92%	8.01%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet On-Demand Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet On-Demand Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,919,345
  Number of Portfolio Holdings28
  Net Investment Advisory Fees$7,040
  Portfolio Turnover Rate36%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	63.3%
Consumer Discretionary	15.0%
Industrials	14.2%
Information Technology	7.4%
Other	5.6%

Largest Holdings

Holdings	% of Net Assets
ROBLOX Corp., Class A	6.1%
Tencent Music Entertainment Group, Class A	5.8%
Spotify Technology SA	5.5%
NetEase, Inc.	5.5%
Netflix, Inc.	5.4%
Capcom Co. Ltd.	5.3%
Uber Technologies, Inc.	5.3%
Take-Two Interactive Software, Inc.	4.9%
DoorDash, Inc., Class A	4.8%
Krafton, Inc.	4.3%

Country Weights

Country	% of Exposure
United States	46.5%
Hong Kong	11.3%
Japan	9.4%
China	6.6%
Luxembourg	5.5%
South Korea	5.4%
Singapore	3.9%
Taiwan	3.8%
Germany	3.0%
Netherlands	2.3%
Other	7.8%

On-Demand ETF - OND

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OND525

Online Retail ETF

ONLN - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$64	0.58%

How Did the Fund Perform Last Year?

Online Retail ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of Alibaba and general strength of online retail drove outperformance relative to the Nasdaq-100. For the year ended May 31, 2025, the Fund had a total return of 19.40%. For the same period, the Index had a total return of 20.07% and a volatility of 28.53%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Online Retail ETF : $12,261	ProShares Online Retail Index : $12,728	S&P Global 1200 Index : $20,739
7/13/2018	10,000	10,000	10,000
9/30/2018	9,600.87	9,613	10,279
12/31/2018	7,563.52	7,581.77	8,951.98
3/31/2019	9,571.5	9,608.38	10,050.39
6/30/2019	9,521.61	9,568.99	10,463.46
9/30/2019	8,431.65	8,486.73	10,538.8
12/31/2019	9,084.9	9,149.55	11,477.8
3/31/2020	8,305.54	8,375.5	9,099.6
6/30/2020	12,890.57	13,022.22	10,793.95
9/30/2020	15,768.89	15,953.52	11,615.37
12/31/2020	19,202.43	19,460.11	13,264.75
3/31/2021	19,864.8	20,164.56	13,966.46
6/30/2021	20,474.88	20,815.88	15,018.13
9/30/2021	16,641.64	16,919.15	14,920.51
12/31/2021	14,376.25	14,635.06	16,123.11
3/31/2022	11,610.4	11,836.84	15,363.71
6/30/2022	8,232.77	8,404.16	13,011.52
9/30/2022	7,554.79	7,723.42	12,126.74
12/31/2022	7,178.83	7,350.38	13,409.75
3/31/2023	8,032.86	8,238.3	14,442.3
6/30/2023	8,300.04	8,525	15,433.04
9/30/2023	7,839.54	8,061.24	14,868.19
12/31/2023	9,139.2	9,413.11	16,546.81
3/31/2024	9,967.25	10,279.11	18,036.02
6/30/2024	10,329.77	10,668.69	18,613.18
9/30/2024	11,504.71	11,897.72	19,795.11
12/31/2024	11,358.07	11,760.9	19,684.26
3/31/2025	11,033.78	11,443.35	19,444.11
5/31/2025	12,261.3	12,728.44	20,739.09

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (7/13/18)
Online Retail ETF	19.40%	0.72%	3.01%
ProShares Online Retail Index	20.07%	1.28%	3.56%
S&P Global 1200 Index	13.92%	14.59%	11.18%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Solactive AG serves as index calculation agent for this index and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG has been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$76,196,785
  Number of Portfolio Holdings22
  Net Investment Advisory Fees$486,584
  Portfolio Turnover Rate59%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	95.6%
Communication Services	3.2%
Consumer Staples	1.1%
Short-Term Investments	0.1%
Other	4.5%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	24.0%
Alibaba Group Holding Ltd. (ADR)	8.4%
eBay, Inc.	7.2%
Carvana Co., Class A	5.5%
Coupang, Inc.	4.8%
Etsy, Inc.	4.7%
Chewy, Inc., Class A	4.6%
Revolve Group, Inc., Class A	4.3%
Wayfair, Inc., Class A	4.3%
PDD Holdings, Inc. (ADR)	4.2%

Online Retail ETF - ONLN

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ONLN525

Pet Care ETF

PAWZ - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$53	0.50%

How Did the Fund Perform Last Year?

Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of the petcare category drove performance well in excess of the S&P 500 healthcare sector. For the year ended May 31, 2025, the Fund had a total return of 11.40%. For the same period, the Index had a total return of 12.14% and a volatility of 16.21%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Pet Care ETF : $15,192	FactSet Pet Care Index : $15,765	S&P Global 1200 Index : $21,518
11/5/2018	10,000	10,000	10,000
12/31/2018	9,086.26	9,089	9,288
3/31/2019	10,068.91	10,096.97	10,427.64
6/30/2019	10,687.35	10,733.08	10,856.21
9/30/2019	9,942.62	9,998.94	10,934.38
12/31/2019	11,154.61	11,227.81	11,908.63
3/31/2020	9,822.86	9,888.33	9,441.16
6/30/2020	12,399.81	12,501.81	11,199.11
9/30/2020	15,048.68	15,215.96	12,051.36
12/31/2020	18,001.84	18,228.72	13,762.65
3/31/2021	18,176.98	18,438.35	14,490.7
6/30/2021	20,368.27	20,713.64	15,581.85
9/30/2021	19,594.85	19,959.66	15,480.56
12/31/2021	19,949.29	20,350.87	16,728.3
3/31/2022	16,812.19	17,186.31	15,940.4
6/30/2022	13,338.05	13,601.25	13,499.92
9/30/2022	11,203.79	11,440.01	12,581.93
12/31/2022	11,941.63	12,197.34	13,913.09
3/31/2023	12,593.81	12,901.12	14,984.4
6/30/2023	12,880	13,204.3	16,012.33
9/30/2023	11,379.84	11,676.56	15,426.28
12/31/2023	13,447.39	13,813.37	17,167.91
3/31/2024	12,733.22	13,108.89	18,713.02
6/30/2024	13,764.29	14,229.7	19,311.84
9/30/2024	15,252.55	15,802.08	20,538.14
12/31/2024	14,007	14,520.54	20,423.12
3/31/2025	13,374.89	13,856.95	20,173.96
5/31/2025	15,192.2	15,765.05	21,517.55

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (11/5/18)
Pet Care ETF	11.40%	5.05%	6.58%
FactSet Pet Care Index	12.14%	5.65%	7.17%
S&P Global 1200 Index	13.92%	14.59%	12.37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Pet Care Index" and "FactSet" are trademarks of FactSet Research Systems Inc. All have been licensed for use by ProShares. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Pet Care Index are not sponsored, endorsed, sold, or promoted by these entities or their affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$62,202,101
  Number of Portfolio Holdings29
  Net Investment Advisory Fees$320,537
  Portfolio Turnover Rate58%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	41.4%
Consumer Discretionary	26.5%
Consumer Staples	25.0%
Financials	6.4%
Short-Term Investments	0.2%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Chewy, Inc., Class A	10.7%
Zoetis, Inc., Class A	9.9%
IDEXX Laboratories, Inc.	9.8%
Freshpet, Inc.	9.4%
Pets at Home Group plc	7.2%
Vimian Group AB	5.0%
Virbac SACA	4.6%
Trupanion, Inc.	4.5%
Pet Valu Holdings Ltd.	4.4%
Merck & Co., Inc.	4.3%

Country Weights

Country	% of Exposure
United States	65.3%
United Kingdom	11.3%
Sweden	6.3%
France	4.6%
Canada	4.4%
Switzerland	4.2%
Japan	2.0%
Thailand	1.4%
Other	0.1%

Pet Care ETF - PAWZ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PAWZ525

Russell 2000 Dividend Growers ETF

SMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$41	0.40%

How Did the Fund Perform Last Year?

Russell 2000 Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Quality tilt drove outperformance compared to the Russell 2000. For the year ended May 31, 2025, the Fund had a total return of 4.24%. For the same period, the Index had a total return of 4.63% and a volatility of 20.97%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Russell 2000 Dividend Growers ETF : $20,393	Russell 2000 Dividend Growth Index : $21,287	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	10,184.62	10,190	9,833
9/30/2015	9,760.18	9,774	9,120
12/31/2015	10,357.61	10,384	9,692
3/31/2016	11,224.66	11,265	9,786
6/30/2016	12,163.76	12,222	10,043
9/30/2016	12,404.52	12,478	10,485
12/31/2016	14,041.37	14,144	10,927
3/31/2017	13,915.59	14,031	11,554
6/30/2017	14,338.3	14,473	11,903
9/30/2017	14,822.55	14,980	12,447
12/31/2017	14,701.69	14,872	13,236
3/31/2018	14,315.11	14,494	13,151
6/30/2018	15,329.37	15,542	13,663
9/30/2018	15,877.71	16,119	14,636
12/31/2018	14,597.75	14,832	12,543
3/31/2019	15,847.54	16,120	14,304
6/30/2019	16,237.15	16,536	14,890
9/30/2019	16,324.9	16,642	15,063
12/31/2019	17,132.9	17,485	16,433
3/31/2020	12,929.18	13,226	12,999
6/30/2020	13,615.05	13,939	15,863
9/30/2020	13,287.28	13,614	17,323
12/31/2020	16,289.01	16,718	19,867
3/31/2021	18,617.11	19,130	21,128
6/30/2021	18,215.98	18,736	22,869
9/30/2021	17,756.02	18,281	22,846
12/31/2021	19,402.45	20,001	24,966
3/31/2022	18,841.6	19,435	23,648
6/30/2022	17,219.99	17,783	19,699
9/30/2022	16,355.67	16,901	18,820
12/31/2022	18,280.01	18,912	20,172
3/31/2023	18,279.13	18,928	21,620
6/30/2023	17,813.27	18,464	23,434
9/30/2023	17,159.86	17,799	22,672
12/31/2023	19,905.84	20,670	25,409
3/31/2024	19,727.51	20,505	27,955
6/30/2024	19,308.44	20,086	28,855
9/30/2024	21,636.89	22,535	30,653
12/31/2024	21,304.47	22,206	31,459
3/31/2025	20,781.42	21,680	29,974
5/31/2025	20,392.99	21,287	31,661

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Russell 2000 Dividend Growers ETF	4.24%	8.05%	7.39%
Russell 2000 Dividend Growth Index	4.63%	8.47%	7.84%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

'Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 2000 Dividend Growth Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$648,017,712
  Number of Portfolio Holdings100
  Net Investment Advisory Fees$2,792,304
  Portfolio Turnover Rate38%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	30.6%
Industrials	24.2%
Utilities	19.0%
Consumer Staples	7.2%
Materials	5.8%
Real Estate	5.0%
Health Care	2.3%
Information Technology	2.1%
Consumer Discretionary	2.0%
Communication Services	1.6%
Other	1.0%

Largest Holdings

Holdings	% of Net Assets
Universal Corp.	1.3%
TXNM Energy, Inc.	1.3%
Badger Meter, Inc.	1.3%
Ensign Group, Inc. (The)	1.2%
Watts Water Technologies, Inc., Class A	1.2%
CareTrust REIT, Inc.	1.2%
Alamo Group, Inc.	1.2%
Douglas Dynamics, Inc.	1.2%
Lindsay Corp.	1.1%
Oil-Dri Corp. of America	1.1%

Russell 2000 Dividend Growers ETF - SMDV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDV525

Russell 2000 High Income ETF

ITWO - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of September 4, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ITWO	$40	0.55%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Russell 2000 High Income ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the Cboe Russell 2000 Daily Covered Call Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. For the period September 4, 2024, through May 31, 2025, the Fund had a total return of -2.26%. For the same period, the Index had a total return of -1.74% and a volatility of 22.06%. Premium income drove slight outperformance compared to the Russell 2000. Primary factors affecting Fund performance include the total return of the securities held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Russell 2000 High Income ETF : $9,774	Cboe Russell 2000 Daily Covered Call Index : $9,826	Russell 3000 Index : $10,797
9/4/2024	10,000	10,000	10,000
9/30/2024	10,511.78	10,522	10,453
10/31/2024	10,375.25	10,392.14	10,368.33
11/30/2024	11,172.19	11,199.26	11,043.31
12/31/2024	10,305.65	10,339.65	10,693.24
1/31/2025	10,600.72	10,643.41	11,022.59
2/28/2025	10,085.72	10,129.63	10,798.83
3/31/2025	9,542.41	9,585.65	10,155.22
4/30/2025	9,310.59	9,353.25	10,079.05
5/31/2025	9,774.44	9,826.05	10,797

Average Annual Total Return

Fund/Index Name	Since Inception (9/4/24)
Russell 2000 High Income ETF	-2.26%
Cboe Russell 2000 Daily Covered Call Index	-1.74%
Russell 3000 Index	7.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. The “Cboe Russell 2000 Daily Covered Call Index” and “Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the Cboe Russell and FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data, and no party may relay on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

  Net Assets$45,102,613
  Number of Portfolio Holdings1,933
  Net Investment Advisory Fees$159,122
  Portfolio Turnover Rate33%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Russell 2000® Daily Covered Call Index Long Swaps	99%
Russell 2000 E-Mini Index Futures	8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	17.8%
Industrials	16.6%
Health Care	14.6%
Information Technology	12.1%
Consumer Discretionary	8.6%
Short-Term Investments	6.6%
Real Estate	5.5%
Energy	4.2%
Materials	3.7%
Consumer Staples	3.0%
Other	7.2%

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.4%
Carpenter Technology Corp.	0.4%
Hims & Hers Health, Inc.	0.4%
Rocket Lab Corp.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Credo Technology Group Holding Ltd.	0.3%
HealthEquity, Inc.	0.3%

Russell 2000 High Income ETF - ITWO

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ITWO525

Russell U.S. Dividend Growers ETF

TMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$36	0.35%

How Did the Fund Perform Last Year?

Russell U.S. Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the technology sector drove underperformance relative to the Russell 3000. For the year ended May 31, 2025, the Fund had a total return of 4.03%. For the same period, the Index had a total return of 4.39% and a volatility of 15.31%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Russell U.S. Dividend Growers ETF : $13,491	Russell 3000 Dividend Elite Index : $13,799	Russell 3000 Index : $20,309
11/5/2019	10,000	10,000	10,000
12/31/2019	10,322.17	10,330	10,541
3/31/2020	8,021.89	8,049.14	8,337.93
6/30/2020	9,210.04	9,252.48	10,174.78
9/30/2020	9,660.53	9,713.26	11,111.87
12/31/2020	10,819.32	10,891.47	12,743.1
3/31/2021	11,804.82	11,896.76	13,552.28
6/30/2021	12,331.85	12,440.44	14,668.99
9/30/2021	11,981.83	12,098.33	14,654.32
12/31/2021	13,347.14	13,493.26	16,014.24
3/31/2022	12,723.43	12,869.87	15,168.69
6/30/2022	11,756.19	11,903.35	12,635.52
9/30/2022	11,095.12	11,240.33	12,071.98
12/31/2022	12,676.42	12,856.69	12,938.74
3/31/2023	12,615.32	12,805.26	13,867.75
6/30/2023	12,766.56	12,971.73	15,031.25
9/30/2023	11,912.8	12,111.71	14,542.73
12/31/2023	12,975.84	13,205.39	16,298.04
3/31/2024	13,405.8	13,657.02	17,931.11
6/30/2024	12,738.62	12,986.46	18,508.49
9/30/2024	14,079.41	14,369.52	19,661.57
12/31/2024	13,326.03	13,609.37	20,178.67
3/31/2025	13,562.45	13,863.86	19,226.23
5/31/2025	13,491.16	13,798.7	20,308.67

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF	4.03%	8.10%	5.52%
Russell 3000 Dividend Elite Index	4.39%	8.49%	5.95%
Russell 3000 Index	13.12%	15.33%	13.55%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Russell 3000® Dividend Elite Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 3000 Dividend Elite Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$4,248,551
  Number of Portfolio Holdings64
  Net Investment Advisory Fees$21,715
  Portfolio Turnover Rate21%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	23.4%
Industrials	17.7%
Utilities	16.4%
Financials	15.0%
Materials	12.2%
Health Care	5.8%
Consumer Discretionary	4.7%
Real Estate	3.1%
Energy	1.4%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Universal Corp.	2.0%
Carlisle Cos., Inc.	1.9%
National Fuel Gas Co.	1.8%
UGI Corp.	1.8%
WW Grainger, Inc.	1.8%
Cincinnati Financial Corp.	1.8%
Walmart, Inc.	1.8%
Automatic Data Processing, Inc.	1.8%
Franklin Resources, Inc.	1.7%
Atmos Energy Corp.	1.7%

Russell U.S. Dividend Growers ETF - TMDV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TMDV525

S&P 500® Dividend Aristocrats ETF

NOBL - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$36	0.35%

How Did the Fund Perform Last Year?

S&P 500 Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of the energy sector drove outperformance relative to the S&P 500. For the year ended May 31, 2025, the Fund had a total return of 4.51%. For the same period, the Index had a total return of 4.87% and a volatility of 14.89%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® Dividend Aristocrats ETF : $24,609	S&P 500 Dividend Aristocrats Index : $25,579	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,820.91	9,823	9,806
9/30/2015	9,324.19	9,333	9,174
12/31/2015	9,943.23	9,975	9,820
3/31/2016	10,599.41	10,645	9,953
6/30/2016	11,067.67	11,125	10,197
9/30/2016	11,110.4	11,179	10,590
12/31/2016	11,078.07	11,155	10,995
3/31/2017	11,624.12	11,716	11,662
6/30/2017	11,993.98	12,100	12,022
9/30/2017	12,415.27	12,537	12,561
12/31/2017	13,430.76	13,579	13,395
3/31/2018	13,116.43	13,275	13,293
6/30/2018	13,222.68	13,397	13,749
9/30/2018	14,254.05	14,457	14,809
12/31/2018	13,003.85	13,209	12,807
3/31/2019	14,610.82	14,858	14,555
6/30/2019	15,044.67	15,315	15,181
9/30/2019	15,593.95	15,890	15,439
12/31/2019	16,573.82	16,905	16,840
3/31/2020	12,711.62	12,968	13,539
6/30/2020	14,951.89	15,268	16,320
9/30/2020	16,109.07	16,465	17,777
12/31/2020	17,952.42	18,370	19,937
3/31/2021	19,459.01	19,932	21,167
6/30/2021	20,566.9	21,088	22,977
9/30/2021	20,185.92	20,715	23,110
12/31/2021	22,527.62	23,144	25,660
3/31/2022	21,831.83	22,448	24,479
6/30/2022	19,741.49	20,313	20,538
9/30/2022	18,574.59	19,123	19,536
12/31/2022	21,062.49	21,708	21,013
3/31/2023	21,424.32	22,099	22,589
6/30/2023	22,256.22	22,978	24,563
9/30/2023	21,031.55	21,728	23,760
12/31/2023	22,760.25	23,538	26,537
3/31/2024	24,349.87	25,207	29,340
6/30/2024	23,216.17	24,053	30,595
9/30/2024	25,914.55	26,876	32,397
12/31/2024	24,286.34	25,205	33,178
3/31/2025	25,039.31	26,011	31,761
5/31/2025	24,608.92	25,579	33,531

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Dividend Aristocrats ETF	4.51%	10.74%	9.42%
S&P 500 Dividend Aristocrats Index	4.87%	11.13%	9.84%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$11,476,368,211
  Number of Portfolio Holdings71
  Net Investment Advisory Fees$41,762,893
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.9%
Consumer Staples	22.3%
Financials	13.1%
Materials	11.7%
Health Care	9.9%
Utilities	5.7%
Consumer Discretionary	4.4%
Real Estate	4.2%
Information Technology	2.9%
Energy	2.7%
Other	0.0%

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	1.7%
Caterpillar, Inc.	1.7%
Franklin Resources, Inc.	1.7%
Cardinal Health, Inc.	1.6%
Nordson Corp.	1.6%
Pentair plc	1.6%
Cincinnati Financial Corp.	1.6%
Eversource Energy	1.6%
Ecolab, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%

S&P 500® Dividend Aristocrats ETF - NOBL

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NOBL525

S&P 500® Ex-Energy ETF

SPXE - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Energy ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex-Energy Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the index. Performance was driven by strong performance of the S&P 500 and roughly in-line performance of the energy sector. For the year ended May 31, 2025, the Fund had a total return of 14.31%. For the same period, the Index had a total return of 14.45% and a volatility of 19.90%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® Ex-Energy ETF : $36,572	S&P 500 Ex-Energy Index : $37,405	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,892.03	9,893	9,888
12/31/2015	10,628.21	10,639.92	10,584.12
3/31/2016	10,743.31	10,763.34	10,727
6/30/2016	10,928.22	10,956.26	10,990.37
9/30/2016	11,353.34	11,392.08	11,413.73
12/31/2016	11,747.76	11,796.95	11,850.22
3/31/2017	12,571.17	12,636.05	12,569.07
6/30/2017	13,032.46	13,109.9	12,957.45
9/30/2017	13,585.25	13,677.56	13,537.95
12/31/2017	14,480.34	14,591.22	14,436.87
3/31/2018	14,409.88	14,528.48	14,327.15
6/30/2018	14,802.99	14,938.18	14,818.57
9/30/2018	15,998.83	16,161.62	15,961.08
12/31/2018	13,937.22	14,081.62	13,803.14
3/31/2019	15,800.13	15,981.23	15,687.27
6/30/2019	16,535.08	16,733.94	16,361.82
9/30/2019	16,871.99	17,088.7	16,639.98
12/31/2019	18,414.83	18,667.7	18,149.22
3/31/2020	15,065.05	15,268.31	14,591.97
6/30/2020	18,096.05	18,363.2	17,589.16
9/30/2020	19,845.54	20,155.44	19,159.88
12/31/2020	22,171.9	22,537.82	21,487.8
3/31/2021	23,396.61	23,799.93	22,813.6
6/30/2021	25,358.04	25,815.79	24,764.16
9/30/2021	25,505.79	25,983.59	24,907.79
12/31/2021	28,316.26	28,870.37	27,655.12
3/31/2022	26,668.36	27,198.77	26,382.99
6/30/2022	22,265.51	22,700.1	22,135.33
9/30/2022	21,106.99	21,517.42	21,055.12
12/31/2022	22,540.4	22,987.06	22,646.89
3/31/2023	24,373.68	24,865.11	24,345.41
6/30/2023	26,607.14	27,155.18	26,473.2
9/30/2023	25,558.68	26,085.27	25,607.52
12/31/2023	28,770.55	29,374.62	28,601.04
3/31/2024	31,761.36	32,438.39	31,621.31
6/30/2024	33,199.33	33,917.58	32,974.7
9/30/2024	35,243.36	36,020.47	34,916.91
12/31/2024	36,145.53	36,949.8	35,758.41
3/31/2025	34,424.79	35,198.38	34,231.53
5/31/2025	36,571.9	37,405.32	36,138.22

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Energy ETF	14.31%	15.58%	14.32%
S&P 500 Ex-Energy Index	14.45%	15.76%	14.58%
S&P 500® Index	13.52%	15.93%	14.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Energy Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. . ProShares based on the S&P 500 Ex-Energy Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$63,825,833
  Number of Portfolio Holdings481
  Net Investment Advisory Fees$50,984
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	32.5%
Financials	14.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Communication Services	9.9%
Industrials	9.0%
Consumer Staples	6.1%
Utilities	2.5%
Real Estate	2.2%
Materials	2.0%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	7.0%
NVIDIA Corp.	6.8%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	2.1%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C	1.7%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Energy ETF - SPXE

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXE525

S&P 500® Ex-Financials ETF

SPXN - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Financials ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500  Ex-Financials and Real Estate Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of the financial sector drove underperformance relative to the S&P 500. For the year ended May 31, 2025, the Fund had a total return of 11.65%. For the same period, the Index had a total return of 11.85% and a volatility of 20.57%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® Ex-Financials ETF : $36,341	S&P 500 Ex-Financials and Real Estate Index : $37,163	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,860.83	9,862	9,888
12/31/2015	10,566.2	10,577.98	10,584.12
3/31/2016	10,835.46	10,855.12	10,727
6/30/2016	11,100.96	11,129.17	10,990.37
9/30/2016	11,495.75	11,534.26	11,413.73
12/31/2016	11,656.19	11,706.91	11,850.22
3/31/2017	12,436.74	12,502.12	12,569.07
6/30/2017	12,787.84	12,864.68	12,957.45
9/30/2017	13,350.22	13,441.02	13,537.95
12/31/2017	14,194.84	14,303.93	14,436.87
3/31/2018	14,105.75	14,220.97	14,327.15
6/30/2018	14,729.69	14,865.18	14,818.57
9/30/2018	15,967.22	16,128.72	15,961.08
12/31/2018	13,763.26	13,888.44	13,803.14
3/31/2019	15,715.99	15,877.26	15,687.27
6/30/2019	16,307.49	16,483.78	16,361.82
9/30/2019	16,528.2	16,719.49	16,639.98
12/31/2019	18,035.47	18,261.03	18,149.22
3/31/2020	14,843.68	15,025.18	14,591.97
6/30/2020	18,062.09	18,308.18	17,589.16
9/30/2020	19,793.18	20,080.41	19,159.88
12/31/2020	21,979.7	22,319.37	21,487.8
3/31/2021	23,042.28	23,417.49	22,813.6
6/30/2021	24,970.79	25,396.27	24,764.16
9/30/2021	25,028.15	25,472.45	24,907.79
12/31/2021	27,926.25	28,447.64	27,655.12
3/31/2022	26,539.24	27,045.17	26,382.99
6/30/2022	22,310.76	22,726.06	22,135.33
9/30/2022	21,217.6	21,612.48	21,055.12
12/31/2022	22,675.75	23,105.9	22,646.89
3/31/2023	24,812.84	25,294.03	24,345.41
6/30/2023	27,153.07	27,689.37	26,473.2
9/30/2023	26,222.93	26,742.4	25,607.52
12/31/2023	29,132.84	29,721.5	28,601.04
3/31/2024	32,207.02	32,871.98	31,621.31
6/30/2024	33,946.44	34,656.93	32,974.7
9/30/2024	35,574.82	36,358.58	34,916.91
12/31/2024	36,272.15	37,078.48	35,758.41
3/31/2025	34,190.78	34,953.89	34,231.53
5/31/2025	36,340.98	37,162.97	36,138.22

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Financials ETF	11.65%	15.52%	14.24%
S&P 500 Ex-Financials and Real Estate Index	11.85%	15.72%	14.50%
S&P 500® Index	13.52%	15.93%	14.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Financials and Real Estate Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Financials and Real Estate Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$59,778,506
  Number of Portfolio Holdings400
  Net Investment Advisory Fees$52,209
  Portfolio Turnover Rate7%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	37.7%
Consumer Discretionary	12.7%
Health Care	11.5%
Communication Services	11.5%
Industrials	10.4%
Consumer Staples	7.0%
Energy	3.6%
Utilities	3.0%
Materials	2.3%
Short-Term Investments	0.2%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	8.1%
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.4%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Co.	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Financials ETF - SPXN

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXN525

S&P 500® Ex-Health Care ETF

SPXV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Health Care ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex-Health Care Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500 and underperformance of the Health Care sector. For the year ended May 31, 2025, the Fund had a total return of 15.99%. For the same period, the Index had a total return of 16.12% and a volatility of 21.07%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® Ex-Health Care ETF : $37,772	S&P 500 Ex-Health Care Index : $38,639	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,949.59	9,951	9,888
12/31/2015	10,604.28	10,613.74	10,584.12
3/31/2016	10,867.27	10,886.51	10,727
6/30/2016	11,057.27	11,084.54	10,990.37
9/30/2016	11,527.65	11,568.93	11,413.73
12/31/2016	12,108.52	12,167.15	11,850.22
3/31/2017	12,787.24	12,861.01	12,569.07
6/30/2017	13,090.03	13,174.82	12,957.45
9/30/2017	13,683.42	13,783.5	13,537.95
12/31/2017	14,698.26	14,820.02	14,436.87
3/31/2018	14,586.19	14,717.76	14,327.15
6/30/2018	15,080.56	15,231.41	14,818.57
9/30/2018	16,062.13	16,235.16	15,961.08
12/31/2018	13,760.21	13,902.17	13,803.14
3/31/2019	15,800.67	15,980.54	15,687.27
6/30/2019	16,542.99	16,747.6	16,361.82
9/30/2019	16,919.99	17,141.17	16,639.98
12/31/2019	18,300.09	18,553.61	18,149.22
3/31/2020	14,508.79	14,705.59	14,591.97
6/30/2020	17,654	17,912.88	17,589.16
9/30/2020	19,305.24	19,605.64	19,159.88
12/31/2020	21,765.05	22,121.05	21,487.8
3/31/2021	23,180.51	23,589.89	22,813.6
6/30/2021	25,146.38	25,611.54	24,764.16
9/30/2021	25,248.16	25,729.35	24,907.79
12/31/2021	27,999.94	28,562.15	27,655.12
3/31/2022	26,621.42	27,159.75	26,382.99
6/30/2022	21,919.24	22,352.48	22,135.33
9/30/2022	20,862.67	21,272.85	21,055.12
12/31/2022	22,239.18	22,683.24	22,646.89
3/31/2023	24,392.75	24,890.32	24,345.41
6/30/2023	26,749.41	27,304.68	26,473.2
9/30/2023	25,846.65	26,384.51	25,607.52
12/31/2023	29,066.59	29,682.58	28,601.04
3/31/2024	32,193.83	32,888.3	31,621.31
6/30/2024	33,799.91	34,542.58	32,974.7
9/30/2024	35,767.19	36,566.77	34,916.91
12/31/2024	37,214.27	38,058.7	35,758.41
3/31/2025	35,168.96	35,973.08	34,231.53
5/31/2025	37,772.01	38,638.69	36,138.22

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Health Care ETF	15.99%	17.06%	14.70%
S&P 500 Ex-Health Care Index	16.12%	17.25%	14.96%
S&P 500® Index	13.52%	15.93%	14.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Health Care Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Health Care Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$29,649,746
  Number of Portfolio Holdings444
  Net Investment Advisory Fees$21,418
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.9%
Financials	15.8%
Consumer Discretionary	11.7%
Communication Services	10.6%
Industrials	9.6%
Consumer Staples	6.5%
Energy	3.3%
Utilities	2.8%
Real Estate	2.4%
Materials	2.2%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	7.6%
NVIDIA Corp.	7.3%
Apple, Inc.	6.7%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	1.8%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Health Care ETF - SPXV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXV525

S&P 500® Ex-Technology ETF

SPXT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Technology ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex-Information Technology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500 and outperformance of the Technology sector. For the year ended May 31, 2025, the Fund had a total return of 12.92%. For the same period, the Index had a total return of 13.05% and a volatility of 16.64%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® Ex-Technology ETF : $27,671	S&P 500 Ex-Information Technology Index : $28,575	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,871.44	9,873	9,888
12/31/2015	10,499.54	10,575.96	10,584.12
3/31/2016	10,546.37	10,684.89	10,727
6/30/2016	10,932.1	11,055.66	10,990.37
9/30/2016	11,131.71	11,304.41	11,413.73
12/31/2016	11,625.64	11,750.93	11,850.22
3/31/2017	12,156.75	12,324.38	12,569.07
6/30/2017	12,524.24	12,711.36	12,957.45
9/30/2017	12,912.25	13,168.97	13,537.95
12/31/2017	13,675.44	13,944.62	14,436.87
3/31/2018	13,399.49	13,640.63	14,327.15
6/30/2018	13,700.49	14,038.94	14,818.57
9/30/2018	14,661.32	14,954.28	15,961.08
12/31/2018	12,826.84	13,083.5	13,803.14
3/31/2019	14,362.03	14,665.29	15,687.27
6/30/2019	14,900.66	15,226.97	16,361.82
9/30/2019	15,076.34	15,417.31	16,639.98
12/31/2019	16,203.64	16,584.4	18,149.22
3/31/2020	12,655.54	12,949.1	14,591.97
6/30/2020	14,809.98	15,168.57	17,589.16
9/30/2020	15,948.03	16,350.21	19,159.88
12/31/2020	17,885.53	18,359.65	21,487.8
3/31/2021	19,260.45	19,788.03	22,813.6
6/30/2021	20,681.97	21,264.21	24,764.16
9/30/2021	20,725.43	21,328.01	24,907.79
12/31/2021	22,543.24	23,219.8	27,655.12
3/31/2022	21,855.17	22,511.6	26,382.99
6/30/2022	18,694.14	19,251.92	22,135.33
9/30/2022	17,872.94	18,404.83	21,055.12
12/31/2022	19,399.1	19,982.13	22,646.89
3/31/2023	19,895.66	20,497.67	24,345.41
6/30/2023	21,048.16	21,692.68	26,473.2
9/30/2023	20,554.33	21,185.07	25,607.52
12/31/2023	22,523.56	23,223.08	28,601.04
3/31/2024	24,696.74	25,473.39	31,621.31
6/30/2024	24,762.91	25,547.27	32,974.7
9/30/2024	26,715.15	27,573.16	34,916.91
12/31/2024	27,049.86	27,926.1	35,758.41
3/31/2025	26,978.25	27,859.08	34,231.53
5/31/2025	27,671.36	28,575.06	36,138.22

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Technology ETF	12.92%	13.35%	11.07%
S&P 500 Ex-Information Technology Index	13.05%	13.53%	11.43%
S&P 500® Index	13.52%	15.93%	14.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Information Technology Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Information Technology Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$207,330,844
  Number of Portfolio Holdings435
  Net Investment Advisory Fees$112,974
  Portfolio Turnover Rate5%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.9%
Consumer Discretionary	15.5%
Communication Services	14.0%
Health Care	14.0%
Industrials	12.7%
Consumer Staples	8.6%
Energy	4.4%
Utilities	3.6%
Real Estate	3.1%
Materials	2.8%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Alphabet, Inc., Class C	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Eli Lilly & Co.	1.7%
Netflix, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Technology ETF - SPXT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXT525

S&P 500® High Income ETF

ISPY - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ISPY	$58	0.56%

How Did the Fund Perform Last Year?

S&P 500 High Income ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Daily Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500. For the year ended May 31, 2025, the Fund had a total return of 8.87%. For the same period, the Index had a total return of 9.55% and a volatility of 17.12%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P 500® High Income ETF : $11,979	S&P 500 Daily Covered Call Index : $12,130	S&P 500® Index : $12,719
12/18/2023	10,000	10,000	10,000
12/31/2023	10,084.38	10,088	10,066
3/31/2024	10,896.64	10,941.44	11,128.97
6/30/2024	11,347.11	11,430.53	11,605.29
9/30/2024	12,045.6	12,149.51	12,288.84
12/31/2024	12,251.4	12,377.92	12,585
3/31/2025	11,785.17	11,923.65	12,047.62
5/31/2025	11,978.98	12,129.93	12,718.68

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (12/18/23)
S&P 500® High Income ETF	8.87%	13.24%
S&P 500 Daily Covered Call Index	9.55%	14.21%
S&P 500® Index	13.52%	18.01%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Standard Poor's® , "S&P® ", "S&P 500® ", and "Standard & Poor's 500TM " are trademarks of Standard Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard Poor's and Standard Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$810,693,555
  Number of Portfolio Holdings507
  Net Investment Advisory Fees$2,490,966
  Portfolio Turnover Rate29%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
S&P 500® Daily Covered Call Index Long Swaps	99%
S&P 500 E-Mini Index Futures	2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	30.6%
Financials	13.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.7%
Short-Term Investments	4.7%
Energy	2.9%
Utilities	2.4%
Other	3.9%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	6.6%
NVIDIA Corp.	6.4%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.6%

S&P 500® High Income ETF - ISPY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ISPY525

S&P Global Core Battery Metals ETF

ION - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$55	0.58%

How Did the Fund Perform Last Year?

S&P Global Core Battery Metals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Falling lithium prices were a key driver of performance. For the year ended May 31, 2025, the Fund had a total return of -11.38%. For the same period, the Index had a total return of -11.04% and a volatility of 24.50%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P Global Core Battery Metals ETF : $7,064	S&P Global Core Battery Metals Index : $7,193	S&P Global 1200 Index : $15,201
11/29/2022	10,000	10,000	10,000
12/31/2022	9,593.9	9,578	9,829
3/31/2023	9,528.97	9,553.1	10,585.83
6/30/2023	9,329.22	9,349.62	11,312.02
9/30/2023	8,247.14	8,303.39	10,898
12/31/2023	8,223.73	8,324.98	12,128.39
3/31/2024	7,632.06	7,736.41	13,219.94
6/30/2024	7,063.23	7,163.91	13,642.98
9/30/2024	7,782.41	7,934.75	14,509.31
12/31/2024	6,634.76	6,746.92	14,428.06
3/31/2025	6,705.47	6,819.11	14,252.03
5/31/2025	7,064.09	7,192.8	15,201.22

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF	-11.38%	-12.97%
S&P Global Core Battery Metals Index	-11.04%	-12.33%
S&P Global 1200 Index	13.92%	18.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Global Core Battery Metals Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Global Core Battery Metals Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$2,717,677
  Number of Portfolio Holdings49
  Net Investment Advisory Fees$15,067
  Portfolio Turnover Rate54%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	94.6%
Industrials	4.0%
Consumer Discretionary	0.9%
Other	3.8%

Largest Holdings

Holdings	% of Net Assets
Vale Indonesia Tbk. PT	5.7%
Aneka Tambang Tbk.	4.3%
IGO Ltd.	4.0%
Mineral Resources Ltd.	3.9%
AMG Critical Materials NV	3.7%
Tibet Mineral Development Co. Ltd., Class A	3.3%
Sinomine Resource Group Co. Ltd., Class A	3.2%
Jinchuan Group International Resources Co. Ltd.	3.2%
Zangge Mining Co. Ltd., Class A	3.1%
Pilbara Minerals Ltd.	3.1%

Country Weights

Country	% of Exposure
China	29.8%
Australia	18.2%
Indonesia	12.9%
South Africa	9.1%
Canada	6.0%
Japan	4.2%
Netherlands	3.7%
United States	3.0%
United Kingdom	2.9%
France	2.8%
Other	10.7%

S&P Global Core Battery Metals ETF - ION

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ION525

S&P Kensho Cleantech ETF

CTEX - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$52	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Cleantech ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Delayed global transition to clean energy was a key driver of performance. For the year ended May 31, 2025, the Fund had a total return of -22.91%. For the same period, the Index had a total return of -23.02% and a volatility of 41.79%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P Kensho Cleantech ETF : $4,844	S&P Kensho Cleantech Index : $4,867	S&P Total Market Index : $13,640
9/29/2021	10,000	10,000	10,000
9/30/2021	10,167.66	10,168	9,893
12/31/2021	9,494.77	9,506.06	10,797.22
3/31/2022	8,776.35	8,799.76	10,214.17
6/30/2022	7,244.69	7,256.28	8,494.1
9/30/2022	8,187.05	8,206.13	8,106.77
12/31/2022	7,559.35	7,589.03	8,688.84
3/31/2023	8,440.68	8,487.57	9,317.91
6/30/2023	8,493.57	8,546.99	10,099.68
9/30/2023	6,317.07	6,353.83	9,767.4
12/31/2023	6,779.04	6,824.01	10,952.19
3/31/2024	5,866.33	5,900.72	12,052.89
6/30/2024	5,407.23	5,438.7	12,443.4
9/30/2024	5,806.82	5,838.98	13,209.91
12/31/2024	5,402.13	5,434.34	13,567.9
3/31/2025	4,383.02	4,403.99	12,907.14
5/31/2025	4,843.73	4,866.85	13,640.27

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF	-22.91%	-17.93%
S&P Kensho Cleantech Index	-23.02%	-17.81%
S&P Total Market Index	13.02%	8.82%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Kensho Cleantech Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Cleantech Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,441,020
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$17,110
  Portfolio Turnover Rate37%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	56.9%
Information Technology	28.6%
Consumer Discretionary	5.9%
Utilities	5.4%
Energy	3.0%
Other	22.8%

Largest Holdings

Holdings	% of Net Assets
GE Vernova, Inc.	4.3%
Ormat Technologies, Inc.	4.1%
Arcosa, Inc.	4.1%
Shoals Technologies Group, Inc., Class A	4.1%
Bloom Energy Corp., Class A	4.0%
Canadian Solar, Inc.	4.0%
NEXTracker, Inc., Class A	4.0%
Generac Holdings, Inc.	4.0%
JinkoSolar Holding Co. Ltd. (ADR)	3.9%
First Solar, Inc.	3.9%

Country Weights

Country	% of Exposure
United States	82.1%
Canada	7.8%
China	7.8%
Norway	2.2%
Other	22.8%

S&P Kensho Cleantech ETF - CTEX

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CTEX525

S&P Kensho Smart Factories ETF

MAKX - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$60	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology stocks drove positive returns but the absence of “Magnificent 7” exposure drove underperformance compared to the S&P 500 technology sector and the Nasdaq-100.  For the year ended May 31, 2025, the Fund had a total return of 5.33%. For the same period, the Index had a total return of 4.54% and a volatility of 29.82%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P Kensho Smart Factories ETF : $9,965	S&P Kensho Smart Factories Index : $9,945	S&P Total Market Index : $13,640
9/29/2021	10,000	10,000	10,000
9/30/2021	9,942.42	9,943	9,893
12/31/2021	10,322.07	10,344.7	10,797.22
3/31/2022	9,143.71	9,170.57	10,214.17
6/30/2022	7,192.94	7,218.16	8,494.1
9/30/2022	6,837.17	6,865.91	8,106.77
12/31/2022	7,629.14	7,665.1	8,688.84
3/31/2023	9,055.41	9,113.81	9,317.91
6/30/2023	9,211.78	9,265.1	10,099.68
9/30/2023	8,359.52	8,397.89	9,767.4
12/31/2023	9,616.34	9,665.97	10,952.19
3/31/2024	9,692.53	9,738.46	12,052.89
6/30/2024	9,344.6	9,390.8	12,443.4
9/30/2024	9,571.38	9,624.63	13,209.91
12/31/2024	10,415.72	10,395.56	13,567.9
3/31/2025	9,075.42	9,056.61	12,907.14
5/31/2025	9,965.11	9,945.07	13,640.27

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF	5.33%	-0.10%
S&P Kensho Smart Factories Index	4.54%	-0.15%
S&P Total Market Index	13.02%	8.82%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Kensho Smart Factories Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Smart Factories Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$985,461
  Number of Portfolio Holdings24
  Net Investment Advisory Fees$5,601
  Portfolio Turnover Rate40%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.6%
Industrials	33.1%
Communication Services	7.8%
Materials	3.3%

Largest Holdings

Holdings	% of Net Assets
Ouster, Inc.	8.1%
Zebra Technologies Corp., Class A	6.1%
Rockwell Automation, Inc.	6.1%
Emerson Electric Co.	5.9%
Cognex Corp.	5.8%
Autodesk, Inc.	5.7%
3D Systems Corp.	4.3%
SK Telecom Co. Ltd. (ADR)	4.1%
Tower Semiconductor Ltd.	3.7%
ON Semiconductor Corp.	3.7%

Country Weights

Country	% of Exposure
United States	83.2%
South Korea	7.5%
Israel	3.7%
Turkey	3.6%
Belgium	1.8%

S&P Kensho Smart Factories ETF - MAKX

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MAKX525

S&P MidCap 400® Dividend Aristocrats ETF

REGL - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$42	0.40%

How Did the Fund Perform Last Year?

S&P MidCap 400 Dividend Aristocrats ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400 Dividend Aristocrats Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Quality tilt drove outperformance relative to the S&P 400. For the year ended May 31, 2025, the Fund had a total return of 9.81%. For the same period, the Index had a total return of 10.27% and a volatility of 17.46%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P MidCap 400® Dividend Aristocrats ETF : $25,009	S&P MidCap 400 Dividend Aristocrats Index : $25,985	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,898.82	9,902	9,821
9/30/2015	9,398.01	9,409	9,164
12/31/2015	9,857.95	9,865	9,768
3/31/2016	10,922.74	10,946	9,921
6/30/2016	11,683.17	11,722	10,179
9/30/2016	11,783.66	11,827	10,584
12/31/2016	12,811.79	12,874	11,042
3/31/2017	13,195.78	13,274	11,675
6/30/2017	13,210.32	13,302	12,021
9/30/2017	13,490.92	13,600	12,555
12/31/2017	14,123.2	14,248	13,375
3/31/2018	13,780.56	13,916	13,278
6/30/2018	14,253.98	14,410	13,763
9/30/2018	14,959.85	15,140	14,775
12/31/2018	13,676.77	13,853	12,711
3/31/2019	14,943.62	15,149	14,444
6/30/2019	15,579.81	15,811	15,045
9/30/2019	15,572.48	15,821	15,275
12/31/2019	16,249.16	16,525	16,638
3/31/2020	12,246.04	12,448	13,215
6/30/2020	14,407.72	14,665	15,960
9/30/2020	14,609.33	14,884	17,327
12/31/2020	17,463.09	17,823	19,621
3/31/2021	19,407.25	19,830	20,976
6/30/2021	20,051.78	20,510	22,684
9/30/2021	19,154.15	19,610	22,763
12/31/2021	21,004.62	21,534	25,201
3/31/2022	20,704.92	21,247	24,032
6/30/2022	19,443.62	19,973	20,182
9/30/2022	18,656.5	19,178	19,221
12/31/2022	20,899.59	21,510	20,719
3/31/2023	20,777.97	21,402	22,202
6/30/2023	20,742.88	21,387	24,065
9/30/2023	19,811.89	20,444	23,256
12/31/2023	22,030.38	22,758	25,996
3/31/2024	23,631.6	24,440	28,676
6/30/2024	22,316.05	23,098	29,726
9/30/2024	24,882.11	25,785	31,521
12/31/2024	24,713.92	25,632	32,221
3/31/2025	24,865.6	25,817	30,774
5/31/2025	25,009.12	25,985	32,411

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
S&P MidCap 400® Dividend Aristocrats ETF	9.81%	11.82%	9.60%
S&P MidCap 400 Dividend Aristocrats Index	10.27%	12.28%	10.01%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"S&P MidCap 400® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P MidCap 400 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,768,259,975
  Number of Portfolio Holdings54
  Net Investment Advisory Fees$6,399,428
  Portfolio Turnover Rate36%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	31.5%
Utilities	18.2%
Industrials	17.9%
Materials	11.1%
Health Care	6.0%
Consumer Staples	5.1%
Consumer Discretionary	4.2%
Real Estate	3.8%
Energy	2.0%
Other	2.1%

Largest Holdings

Holdings	% of Net Assets
Evercore, Inc., Class A	2.3%
Ensign Group, Inc. (The)	2.2%
SEI Investments Co.	2.2%
Polaris, Inc.	2.1%
Toro Co. (The)	2.1%
Thor Industries, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
UGI Corp.	2.0%
RPM International, Inc.	2.0%
MSA Safety, Inc.	2.0%

S&P MidCap 400® Dividend Aristocrats ETF - REGL

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REGL525

S&P Technology Dividend Aristocrats ETF

TDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$47	0.45%

How Did the Fund Perform Last Year?

S&P Technology Dividend Aristocrats ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Technology Dividend Aristocrats Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance while the equal-weight construction and only partial representation of the “Magnificent 7” drove underperformance relative to the S&P 500 Technology sector. For the year ended May 31, 2025, the Fund had a total return of 7.71%. For the same period, the Index had a total return of 8.16% and a volatility of 24.70%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	S&P Technology Dividend Aristocrats ETF : $20,829	S&P Technology Dividend Aristocrats Index : $21,352	S&P Composite 1500 Index : $20,509
11/5/2019	10,000	10,000	10,000
12/31/2019	10,395.37	10,405	10,528
3/31/2020	8,368.71	8,380.19	8,362.39
6/30/2020	10,561.55	10,584.18	10,099.26
9/30/2020	11,269.01	11,306.02	10,963.76
12/31/2020	13,410.47	13,475.64	12,415.36
3/31/2021	14,465.21	14,553.69	13,273.26
6/30/2021	15,115.29	15,226.07	14,353.7
9/30/2021	15,262.29	15,392.04	14,403.94
12/31/2021	17,186.63	17,356.06	15,946.6
3/31/2022	16,062.71	16,238.33	15,206.68
6/30/2022	13,855.74	14,018.55	12,770.57
9/30/2022	13,126.56	13,290.99	12,162.69
12/31/2022	14,458.85	14,659.96	13,110.16
3/31/2023	16,030.93	16,274.02	14,048.85
6/30/2023	17,386.31	17,673.59	15,227.55
9/30/2023	16,372	16,659.12	14,715.9
12/31/2023	18,388.57	18,734.85	16,449.44
3/31/2024	19,095.29	19,478.62	18,145.37
6/30/2024	19,845.46	20,267.51	18,809.49
9/30/2024	20,597.13	21,062	19,945.59
12/31/2024	20,212.26	20,691.3	20,388.38
3/31/2025	19,514.21	19,996.08	19,472.94
5/31/2025	20,828.75	21,351.81	20,508.9

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF	7.71%	15.58%	14.08%
S&P Technology Dividend Aristocrats Index	8.16%	16.08%	14.58%
S&P Composite 1500 Index	12.49%	15.67%	13.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P® Technology Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Technology Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$238,241,611
  Number of Portfolio Holdings39
  Net Investment Advisory Fees$1,156,740
  Portfolio Turnover Rate28%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	80.6%
Financials	9.9%
Industrials	9.3%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Microchip Technology, Inc.	3.3%
Broadcom, Inc.	3.2%
Amphenol Corp., Class A	3.1%
Oracle Corp.	3.0%
Intuit, Inc.	2.9%
Littelfuse, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Lam Research Corp.	2.9%
Microsoft Corp.	2.9%
Cognex Corp.	2.8%

S&P Technology Dividend Aristocrats ETF - TDV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TDV525

Smart Materials ETF

TINT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$54	0.58%

How Did the Fund Perform Last Year?

Smart Materials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of OLED and the S&P 500 materials sector hampered performance. For the year ended May 31, 2025, the Fund had a total return of -13.12%. For the same period, the Index had a total return of -13.28% and a volatility of 19.48%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Smart Materials ETF : $7,529	Solactive Smart Materials Index : $7,576	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	10,393.61	10,402	10,257
3/31/2022	8,989.1	8,998.77	9,773.9
6/30/2022	7,310.25	7,311.5	8,277.51
9/30/2022	6,425.17	6,429.73	7,714.64
12/31/2022	7,278.74	7,285.53	8,530.85
3/31/2023	8,372.31	8,404.59	9,187.73
6/30/2023	8,492.72	8,528.98	9,818
9/30/2023	7,810.99	7,854.33	9,458.66
12/31/2023	8,738.45	8,796.86	10,526.55
3/31/2024	8,648.77	8,719.44	11,473.94
6/30/2024	8,553.75	8,621.78	11,841.1
9/30/2024	8,825.11	8,907.17	12,593.01
12/31/2024	7,585.6	7,654.82	12,522.49
3/31/2025	7,307.52	7,371.59	12,369.72
5/31/2025	7,528.61	7,575.78	13,193.54

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (10/26/21)
Smart Materials ETF	-13.12%	-7.59%
Solactive Smart Materials Index	-13.28%	-7.43%
S&P Global 1200 Index	13.92%	8.01%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Smart Materials Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Smart Materials Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,446,302
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$8,979
  Portfolio Turnover Rate53%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	53.1%
Information Technology	27.5%
Industrials	14.7%
Health Care	3.9%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Universal Display Corp.	4.8%
Corning, Inc.	4.8%
NIDEC Corp.	4.8%
Syensqo SA	4.8%
RPM International, Inc.	4.6%
PPG Industries, Inc.	4.6%
Sika AG (Registered)	4.6%
3M Co.	4.6%
Akzo Nobel NV	4.5%

Country Weights

Country	% of Exposure
United States	53.9%
South Korea	15.7%
Belgium	8.5%
France	7.3%
Japan	4.7%
Switzerland	4.6%
Netherlands	4.5%

Smart Materials ETF - TINT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINT525

Supply Chain Logistics ETF

SUPL - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$58	0.58%

How Did the Fund Perform Last Year?

Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of the transportation sector drove underperformance relative to the S&P 500. For the year ended May 31, 2025, the Fund had a total return of -1.24%. For the same period, the Index had a total return of -1.13% and a volatility of 17.51%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Supply Chain Logistics ETF : $10,714	FactSet Supply Chain Logistics Index : $10,810	S&P Global 1200 Index : $13,666
4/6/2022	10,000	10,000	10,000
6/30/2022	9,029.61	9,024	8,574
9/30/2022	7,841.49	7,851.78	7,990.97
12/31/2022	8,912.3	8,921.98	8,836.41
3/31/2023	9,833.33	9,860.57	9,516.82
6/30/2023	10,276.23	10,307.26	10,169.67
9/30/2023	10,007.49	10,069.16	9,797.46
12/31/2023	10,969.85	11,048.89	10,903.59
3/31/2024	11,007	11,095.29	11,884.92
6/30/2024	10,929.11	11,017.63	12,265.23
9/30/2024	11,542.74	11,656.65	13,044.08
12/31/2024	10,707.27	10,811.54	12,971.03
3/31/2025	10,331.04	10,423.41	12,812.78
5/31/2025	10,714.05	10,810.12	13,666.11

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (4/6/22)
Supply Chain Logistics ETF	-1.24%	2.21%
FactSet Supply Chain Logistics Index	-1.13%	2.50%
S&P Global 1200 Index	13.92%	10.41%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Supply Chain Logistics Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Supply Chain Logistics Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$943,397
  Number of Portfolio Holdings40
  Net Investment Advisory Fees$8,073
  Portfolio Turnover Rate34%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	93.6%
Consumer Discretionary	5.4%

Largest Holdings

Holdings	% of Net Assets
Deutsche Post AG	5.7%
Amadeus IT Group SA	5.3%
Canadian Pacific Kansas City Ltd.	5.1%
Brambles Ltd.	5.0%
Canadian National Railway Co.	4.7%
Union Pacific Corp.	4.5%
Norfolk Southern Corp.	4.5%
CSX Corp.	4.4%
Evergreen Marine Corp. Taiwan Ltd.	3.9%
Expeditors International of Washington, Inc.	3.8%

Country Weights

Country	% of Exposure
United States	46.5%
Canada	11.5%
Taiwan	6.9%
Australia	5.8%
Germany	5.6%
Spain	5.3%
China	5.1%
Japan	2.9%
Switzerland	2.6%
South Korea	2.1%
Other	4.5%

Supply Chain Logistics ETF - SUPL

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SUPL525

Short 7-10 Year Treasury

TBX - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$96	0.95%

How Did the Fund Perform Last Year?

Short 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 1.60% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 5.92% and a volatility of 6.64%. The index performance was driven by factors such as the Fed beginning to reduce interest rates in September 2024 and the 7-10 year part of the yield curve was slightly lower over the course of the period.  Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short 7-10 Year Treasury : $11,072	ICE U.S. Treasury 7-10 Year Bond Index : $10,962	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,149.37	9,833	9,912	9,891
9/30/2015	9,815.55	10,124.06	10,085	10,013
12/31/2015	9,916.59	9,988.39	9,991	9,956
3/31/2016	9,449.08	10,453.85	10,310	10,257
6/30/2016	9,172.9	10,745.52	10,531	10,484
9/30/2016	9,200.23	10,687.49	10,497	10,532
12/31/2016	9,721.94	10,091.13	10,095	10,218
3/31/2017	9,620.14	10,188	10,164	10,302
6/30/2017	9,490.96	10,329.62	10,284	10,451
9/30/2017	9,463.69	10,376.1	10,323	10,540
12/31/2017	9,507.95	10,350.16	10,329	10,581
3/31/2018	9,719.76	10,156.61	10,207	10,427
6/30/2018	9,778.37	10,145.44	10,218	10,410
9/30/2018	9,917.92	10,065.29	10,157	10,412
12/31/2018	9,633.13	10,442.74	10,418	10,583
3/31/2019	9,439.58	10,742.45	10,639	10,894
6/30/2019	9,154.96	11,166.77	10,959	11,230
9/30/2019	8,971.46	11,470.51	11,222	11,485
12/31/2019	9,123.52	11,329.42	11,134	11,505
3/31/2020	8,268.91	12,500.88	12,080	11,868
6/30/2020	8,185.73	12,592.14	12,107	12,212
9/30/2020	8,136.48	12,626.14	12,128	12,288
12/31/2020	8,214.42	12,462	12,028	12,370
3/31/2021	8,681.47	11,737.96	11,507	11,953
6/30/2021	8,437.24	12,051.36	11,724	12,172
9/30/2021	8,405.06	12,026.05	11,719	12,178
12/31/2021	8,350.85	12,078.97	11,750	12,179
3/31/2022	8,885.41	11,289	11,107	11,457
6/30/2022	9,267.75	10,806.96	10,702	10,920
9/30/2022	9,844.65	10,180.16	10,212	10,401
12/31/2022	9,888.69	10,279.92	10,285	10,595
3/31/2023	9,656.37	10,644.86	10,593	10,909
6/30/2023	10,021.16	10,446.87	10,446	10,817
9/30/2023	10,698.9	9,986.16	10,126	10,468
12/31/2023	10,249.25	10,627.27	10,683	11,182
3/31/2024	10,596.53	10,483.8	10,587	11,095
6/30/2024	10,829.51	10,478.56	10,606	11,102
9/30/2024	10,458.52	11,080.03	11,110	11,680
12/31/2024	11,161.82	10,571.46	10,759	11,322
3/31/2025	10,928.71	10,983.74	11,076	11,637
5/31/2025	11,071.54	10,961.78	11,029	11,599

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short 7-10 Year Treasury	1.60%	6.18%	1.02%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$12,171,469
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$33,393
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(98)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 7-10 Year Treasury - TBX

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBX525

Short 20+ Year Treasury

TBF - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$98	0.95%

How Did the Fund Perform Last Year?

Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 6.68% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -0.56% and a volatility of 14.35. The Index performance was driven by concerns regarding de-dollarization and government debt in early 2025 which undid a 2024 Treasury rally, resulting in muted performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short 20+ Year Treasury : $11,287	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,385.53	9,588	9,912	9,891
9/30/2015	9,760.92	10,094.25	10,085	10,012.66
12/31/2015	9,829.27	9,952.93	9,991	9,955.59
3/31/2016	9,008.96	10,798.93	10,310	10,257.24
6/30/2016	8,390.8	11,554.85	10,531	10,483.93
9/30/2016	8,378.52	11,490.14	10,497	10,532.15
12/31/2016	9,487.12	10,097.54	10,095	10,218.29
3/31/2017	9,330.53	10,240.92	10,164	10,302.08
6/30/2017	8,951.87	10,668.99	10,284	10,451.46
9/30/2017	8,907.14	10,729.81	10,323	10,540.3
12/31/2017	8,690.1	11,006.64	10,329	10,581.41
3/31/2018	9,011.11	10,636.81	10,207	10,426.92
6/30/2018	9,010.05	10,680.42	10,218	10,410.24
9/30/2018	9,342.28	10,355.74	10,157	10,412.32
12/31/2018	9,018.3	10,788.61	10,418	10,583.08
3/31/2019	8,670.65	11,297.83	10,639	10,894.22
6/30/2019	8,230.41	11,989.26	10,959	11,229.77
9/30/2019	7,627.05	12,965.18	11,222	11,484.68
12/31/2019	7,976.76	12,415.46	11,134	11,505.35
3/31/2020	6,330.35	15,207.7	12,080	11,867.77
6/30/2020	6,312.87	15,101.24	12,107	12,211.94
9/30/2020	6,266.77	15,125.41	12,128	12,287.65
12/31/2020	6,422.37	14,659.54	12,028	12,369.98
3/31/2021	7,413.9	12,577.89	11,507	11,953.11
6/30/2021	6,890.66	13,499.85	11,724	12,171.85
9/30/2021	6,812.24	13,513.35	11,719	12,177.94
12/31/2021	6,550.57	14,024.15	11,750	12,179.16
3/31/2022	7,232.51	12,505.34	11,107	11,456.93
6/30/2022	8,201.6	10,987.19	10,702	10,919.6
9/30/2022	9,096.65	9,806.07	10,212	10,400.92
12/31/2022	9,323.64	9,671.72	10,285	10,595.42
3/31/2023	8,755.46	10,302.32	10,593	10,909.04
6/30/2023	9,111.2	10,057.12	10,446	10,817.41
9/30/2023	10,646.83	8,749.7	10,126	10,468.01
12/31/2023	9,531.58	9,880.16	10,683	11,181.92
3/31/2024	10,059.04	9,524.47	10,587	11,094.7
6/30/2024	10,444.76	9,336.84	10,606	11,102.47
9/30/2024	9,850.08	10,080.99	11,110	11,679.8
12/31/2024	11,039.82	9,118.25	10,759	11,322.4
3/31/2025	10,695.86	9,552.28	11,076	11,637.16
5/31/2025	11,286.7	9,124.34	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short 20+ Year Treasury	6.68%	12.21%	1.22%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$88,053,694
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$547,708
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(99)%
U.S. Treasury Long Bond Futures	(3)%
Total	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 20+ Year Treasury - TBF

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBF525

Short Dow30℠

DOG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Dow30℠ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$93	0.95%

How Did the Fund Perform Last Year?

Short Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -4.66% and had an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 17.24%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Dow30℠ : $3,367	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,194.63	9,794	9,806
9/30/2015	10,829.85	9,110.38	9,174.49
12/31/2015	9,990.78	9,811.88	9,820.38
3/31/2016	9,695.82	10,027.74	9,952.95
6/30/2016	9,451.77	10,235.31	10,197.8
9/30/2016	9,170.59	10,519.86	10,590.41
12/31/2016	8,424.79	11,430.87	10,994.96
3/31/2017	8,008.15	12,024.14	11,662.36
6/30/2017	7,711.75	12,499.09	12,022.73
9/30/2017	7,322.08	13,196.54	12,561.34
12/31/2017	6,616.38	14,642.88	13,395.42
3/31/2018	6,709.5	14,355.88	13,293.61
6/30/2018	6,644.46	14,536.76	13,749.58
9/30/2018	6,099.02	15,936.65	14,809.68
12/31/2018	6,844.82	14,134.22	12,807.41
3/31/2019	6,156.42	15,803.47	14,555.62
6/30/2019	6,009.74	16,310.76	15,181.51
9/30/2019	5,924.63	16,609.25	15,439.6
12/31/2019	5,580.77	17,717.09	16,839.97
3/31/2020	6,628.56	13,689.99	13,539.33
6/30/2020	5,413.76	16,224.01	16,320.31
9/30/2020	4,960.86	17,557.62	17,777.72
12/31/2020	4,439.94	19,441.56	19,937.71
3/31/2021	4,074.92	21,053.26	21,167.87
6/30/2021	3,859.49	22,122.77	22,977.72
9/30/2021	3,896.9	21,799.77	23,110.99
12/31/2021	3,589.65	23,515.42	25,660.13
3/31/2022	3,707.23	22,551.28	24,479.77
6/30/2022	4,107.16	20,120.26	20,538.52
9/30/2022	4,376.02	18,878.84	19,536.24
12/31/2022	3,791.52	21,901.34	21,013.18
3/31/2023	3,811.77	22,105.02	22,589.17
6/30/2023	3,737.42	22,982.59	24,563.47
9/30/2023	3,901.05	22,499.95	23,760.24
12/31/2023	3,525.22	25,445.2	26,537.81
3/31/2024	3,395.03	27,007.53	29,340.21
6/30/2024	3,514.3	26,664.54	30,595.97
9/30/2024	3,299.86	28,989.69	32,398.07
12/31/2024	3,327.86	29,259.29	33,178.86
3/31/2025	3,408.51	29,004.73	31,762.12
5/31/2025	3,367.45	29,280.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short Dow30℠	-4.66%	-9.58%	-10.31%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$134,087,857
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$1,043,627
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(91)%
DJIA CBOT E-Mini Index Futures	(9)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Dow30℠ - DOG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DOG525

Short Financials

SEF - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Financials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$87	0.95%

How Did the Fund Perform Last Year?

Short Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -16.06% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 24.33% and a volatility of 20.41%. The Index performance was driven by strength in the financial sector and in part by investors once again requiring higher returns for longer dated bonds and general broad equity market strength. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Financials : $2,732	S&P Financial Select Sector Index : $31,282	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,017.93	9,970	9,806
9/30/2015	10,490.59	9,300.02	9,174.49
12/31/2015	9,827.1	9,854.3	9,820.38
3/31/2016	10,069.43	9,355.67	9,952.95
6/30/2016	9,757.6	9,554.01	10,197.8
9/30/2016	9,228	9,992.54	10,590.41
12/31/2016	8,101.31	12,100.96	10,994.96
3/31/2017	7,831.34	12,407.12	11,662.36
6/30/2017	7,534.29	12,934.42	12,022.73
9/30/2017	7,184.93	13,612.19	12,561.34
12/31/2017	6,722.86	14,786.92	13,395.42
3/31/2018	6,744.48	14,644.96	13,293.61
6/30/2018	6,753.02	14,182.18	13,749.58
9/30/2018	6,515.73	14,800.52	14,809.68
12/31/2018	7,372.02	12,860.18	12,807.41
3/31/2019	6,634.75	13,961.01	14,555.62
6/30/2019	6,242.75	15,077.89	15,181.51
9/30/2019	6,077.27	15,380.95	15,439.6
12/31/2019	5,663.32	16,991.34	16,839.97
3/31/2020	7,136.05	11,567.7	13,539.33
6/30/2020	5,925.36	12,978.96	16,320.31
9/30/2020	5,644.43	13,556.53	17,777.72
12/31/2020	4,708.77	16,704.35	19,937.71
3/31/2021	4,150.58	19,375.38	21,167.87
6/30/2021	3,789.36	20,995.16	22,977.72
9/30/2021	3,695.27	21,570.43	23,110.99
12/31/2021	3,436.09	22,556.2	25,660.13
3/31/2022	3,478.93	22,222.36	24,479.77
6/30/2022	4,080.96	18,333.45	20,538.52
9/30/2022	4,291.17	17,765.11	19,536.24
12/31/2022	3,840.79	20,182.95	21,013.18
3/31/2023	3,964.27	19,060.77	22,589.17
6/30/2023	3,821.58	20,076.71	24,563.47
9/30/2023	3,932.18	19,849.85	23,760.24
12/31/2023	3,502.97	22,634.78	26,537.81
3/31/2024	3,173.65	25,455.07	29,340.21
6/30/2024	3,306.54	24,938.34	30,595.97
9/30/2024	3,044.65	27,596.76	32,398.07
12/31/2024	2,877.81	29,553.37	33,178.86
3/31/2025	2,812	30,593.65	31,762.12
5/31/2025	2,731.99	31,282.01	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short Financials	-16.06%	-14.68%	-12.17%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, SP or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$10,630,445
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$13,659
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	60.3%
Banks	24.3%
Insurance	15.4%

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Financials - SEF

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SEF525

Short FTSE China 50

YXI - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$81	0.95%

How Did the Fund Perform Last Year?

Short FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -29.10% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 38.31% and a volatility of 33.15%. The Index performance was driven by strength in Chinese equities compounded in part by Chinese government stimulus in September 2024, driving outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short FTSE China 50 : $5,434	FTSE China 50 Index : $9,935	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,452.51	9,506	9,763
9/30/2015	12,976.34	7,199.84	8,921.43
12/31/2015	12,523.48	7,438.88	9,416.57
3/31/2016	12,736.3	7,100.41	9,432.58
6/30/2016	12,227.01	7,199.11	9,560.86
9/30/2016	10,886.97	7,963.65	10,045.6
12/31/2016	11,557.53	7,626.79	10,254.54
3/31/2017	10,361	8,333.03	10,951.85
6/30/2017	9,950.23	8,698.85	11,423.88
9/30/2017	8,916.07	9,577.43	12,020.2
12/31/2017	8,275.13	10,341.71	12,700.55
3/31/2018	7,916.84	10,436.86	12,571
6/30/2018	8,519.04	9,848.22	12,745.74
9/30/2018	8,466.44	9,801.93	13,391.95
12/31/2018	9,055.38	9,120.7	11,663.05
3/31/2019	7,960.3	10,206.97	13,094.1
6/30/2019	8,129.08	10,004.87	13,632.27
9/30/2019	8,705.97	9,403.58	13,730.42
12/31/2019	7,771.21	10,445.5	14,953.8
3/31/2020	8,582.81	9,037.44	11,855.38
6/30/2020	7,854.97	9,666.45	14,062.85
9/30/2020	7,236.29	10,108.21	15,133.03
12/31/2020	6,351.79	11,610.29	17,281.92
3/31/2021	6,159.8	11,424.52	18,196.13
6/30/2021	6,103.88	11,539.91	19,566.3
9/30/2021	7,050.08	9,728.14	19,439.12
12/31/2021	7,255.85	9,288.43	21,005.91
3/31/2022	7,621.36	8,327.08	20,016.54
6/30/2022	6,863.1	8,601.04	16,952
9/30/2022	8,866.18	6,633.98	15,799.27
12/31/2022	7,575.37	7,473.18	17,470.83
3/31/2023	7,183.13	7,764.64	18,816.08
6/30/2023	7,739.66	7,170.64	20,106.87
9/30/2023	7,915.01	7,094.63	19,370.96
12/31/2023	8,533.13	6,507.2	21,557.94
3/31/2024	8,477.4	6,552.75	23,498.15
6/30/2024	7,851.45	7,163.46	24,250.09
9/30/2024	6,380.16	9,008.05	25,789.97
12/31/2024	6,379.39	8,589.18	25,645.55
3/31/2025	5,393.25	9,988.36	25,332.67
5/31/2025	5,434.08	9,935.42	27,019.83

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short FTSE China 50	-29.10%	-7.68%	-5.92%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$3,239,126
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short FTSE China 50 - YXI

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

YXI525

Short High Yield

SJB - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short High Yield (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$94	0.95%

How Did the Fund Perform Last Year?

Short High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -2.42% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 9.69% and a volatility of 3.79%. The Index performance was driven by a high starting yield, slightly tighter spreads and limited duration exposure which allowed for strong income and modest price appreciation during the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short High Yield : $6,743	Markit iBoxx® $ Liquid High Yield Index : $15,577	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	10,166.45	9,828	9,891
9/30/2015	10,614.99	9,323.82	10,012.66
12/31/2015	10,668.6	9,185.83	9,955.59
3/31/2016	10,338.35	9,490.8	10,257.24
6/30/2016	9,775.82	9,943.51	10,483.93
9/30/2016	9,316.52	10,449.64	10,532.15
12/31/2016	9,188.89	10,592.8	10,218.29
3/31/2017	8,954.18	10,838.55	10,302.08
6/30/2017	8,764.16	11,062.91	10,451.46
9/30/2017	8,609.7	11,250.98	10,540.3
12/31/2017	8,611.75	11,261.1	10,581.41
3/31/2018	8,702.45	11,143.99	10,426.92
6/30/2018	8,656.05	11,297.77	10,410.24
9/30/2018	8,424.06	11,580.22	10,412.32
12/31/2018	8,827.36	11,092.69	10,583.08
3/31/2019	8,233.05	11,924.64	10,894.22
6/30/2019	8,089.35	12,213.22	11,229.77
9/30/2019	8,006.29	12,375.66	11,484.68
12/31/2019	7,818.91	12,718.46	11,505.35
3/31/2020	8,686.76	11,193.52	11,867.77
6/30/2020	7,945.3	12,061.02	12,211.94
9/30/2020	7,574.68	12,574.81	12,287.65
12/31/2020	7,103.75	13,312.96	12,369.98
3/31/2021	7,011.55	13,403.48	11,953.11
6/30/2021	6,815.1	13,717.13	12,171.85
9/30/2021	6,730.62	13,806.29	12,177.94
12/31/2021	6,618.83	13,908.45	12,179.16
3/31/2022	6,877.07	13,299.26	11,456.93
6/30/2022	7,502.62	11,983.97	10,919.6
9/30/2022	7,599.46	11,900.08	10,400.92
12/31/2022	7,253.2	12,412.97	10,595.42
3/31/2023	7,054.13	12,866.05	10,909.04
6/30/2023	7,092.64	13,023.01	10,817.41
9/30/2023	7,218.65	13,071.2	10,468.01
12/31/2023	6,841.74	14,013.63	11,181.92
3/31/2024	6,848.29	14,171.98	11,094.7
6/30/2024	6,916.33	14,333.54	11,102.47
9/30/2024	6,665.35	15,104.69	11,679.8
12/31/2024	6,785.95	15,128.86	11,322.4
3/31/2025	6,806.2	15,302.84	11,637.16
5/31/2025	6,743.23	15,576.76	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short High Yield	-2.42%	-3.20%	-3.86%
Markit iBoxx® $ Liquid High Yield Index	9.69%	5.21%	4.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$100,512,772
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$543,186
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short High Yield - SJB

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SJB525

Short MidCap400

MYY - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short MidCap400 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$95	0.95%

How Did the Fund Perform Last Year?

Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400 (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 0.99% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 2.17% and a volatility of 21.97%. The Index performance was driven by mid caps delivering modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts.  Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short MidCap400 : $3,590	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,114.58	9,868	9,821
9/30/2015	10,927.14	9,029.22	9,163.98
12/31/2015	10,568.07	9,263.98	9,767.88
3/31/2016	10,065.49	9,615.09	9,921.24
6/30/2016	9,599.17	9,998.73	10,179.19
9/30/2016	9,174.01	10,412.67	10,584.32
12/31/2016	8,505.98	11,185.29	11,041.56
3/31/2017	8,162.44	11,625.99	11,675.35
6/30/2017	7,993.02	11,855.03	12,020.94
9/30/2017	7,740.62	12,236.76	12,554.67
12/31/2017	7,296.27	13,001.56	13,374.49
3/31/2018	7,329.01	12,901.44	13,278.19
6/30/2018	7,047.36	13,454.92	13,762.85
9/30/2018	6,821.32	13,974.28	14,774.42
12/31/2018	8,210.2	11,559.52	12,710.43
3/31/2019	7,197.02	13,234.5	14,444.13
6/30/2019	7,005.73	13,638.15	15,045.01
9/30/2019	7,019.21	13,625.87	15,275.2
12/31/2019	6,575.29	14,587.86	16,637.74
3/31/2020	8,495.15	10,255.27	13,215.36
6/30/2020	6,507.06	12,723.71	15,960.19
9/30/2020	6,141	13,330.63	17,326.38
12/31/2020	4,877.19	16,579.3	19,620.4
3/31/2021	4,234.87	18,812.54	20,976.17
6/30/2021	4,052.48	19,497.31	22,683.63
9/30/2021	4,091.17	19,154.16	22,763.02
12/31/2021	3,748.58	20,686.49	25,200.94
3/31/2022	3,879.11	19,676.99	24,031.61
6/30/2022	4,490.52	16,642.8	20,181.75
9/30/2022	4,579.18	16,233.39	19,221.1
12/31/2022	4,123.35	17,983.34	20,718.42
3/31/2023	4,006.04	18,668.51	22,201.86
6/30/2023	3,878.2	19,573.93	24,064.6
9/30/2023	4,119.92	18,751.83	23,256.03
12/31/2023	3,737.07	20,940.17	25,995.59
3/31/2024	3,450.93	23,023.71	28,675.73
6/30/2024	3,630.01	22,229.39	29,725.26
9/30/2024	3,437.5	23,772.11	31,520.67
12/31/2024	3,470.18	23,852.94	32,220.43
3/31/2025	3,738.88	22,397.91	30,773.73
5/31/2025	3,589.71	23,074.33	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short MidCap400	0.99%	-11.67%	-9.74%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,730,939
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(90)%
S&P Midcap 400 E-Mini Index Futures	(11)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short MidCap400 - MYY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MYY525

Short MSCI EAFE

EFZ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$91	0.95%

How Did the Fund Perform Last Year?

Short MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.45% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 13.33% and a volatility of 16.79%. The Index performance was driven by a protracted period of European underperformance relative to the U.S. that was broken in 2025 driven by prospects of policy reform and the end of fiscal austerity in Europe. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short MSCI EAFE : $5,215	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	10,288.77	9,717
9/30/2015	11,234.9	8,722.95
12/31/2015	10,783.73	9,133.8
3/31/2016	10,957.07	8,858.87
6/30/2016	10,806.05	8,729.54
9/30/2016	10,150	9,290.84
12/31/2016	10,259.6	9,224.88
3/31/2017	9,488.2	9,893.68
6/30/2017	8,900.93	10,499.18
9/30/2017	8,478.03	11,066.13
12/31/2017	8,183.12	11,534.23
3/31/2018	8,228.92	11,338.15
6/30/2018	8,413.9	11,216.83
9/30/2018	8,314.5	11,368.26
12/31/2018	9,519.11	9,942.68
3/31/2019	8,673.63	10,934.96
6/30/2019	8,423.26	11,337.36
9/30/2019	8,524.58	11,216.05
12/31/2019	7,938.66	12,132.4
3/31/2020	9,744.43	9,362.58
6/30/2020	8,236.54	10,755.73
9/30/2020	7,805.35	11,272
12/31/2020	6,678.19	13,081.16
3/31/2021	6,379.09	13,536.38
6/30/2021	6,009.83	14,236.21
9/30/2021	6,036.19	14,172.15
12/31/2021	5,825.82	14,553.38
3/31/2022	6,134.84	13,693.28
6/30/2022	6,978.07	11,706.38
9/30/2022	7,750.75	10,610.67
12/31/2022	6,588.77	12,450.55
3/31/2023	6,110.67	13,505.12
6/30/2023	6,014.74	13,903.52
9/30/2023	6,431.48	13,332.08
12/31/2023	5,905.39	14,721.29
3/31/2024	5,662.16	15,555.98
6/30/2024	5,771.14	15,507.76
9/30/2024	5,486.01	16,633.62
12/31/2024	6,076.45	15,284.64
3/31/2025	5,688.88	16,333.16
5/31/2025	5,215.48	17,863.58

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI EAFE	-7.45%	-9.50%	-6.30%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$12,168,163
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$46,712
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.4%
Energy	3.1%
Other	2.0%

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	22.0%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.2%
Other	10.3%

Short MSCI EAFE - EFZ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFZ525

Short MSCI Emerging Markets

EUM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$92	0.95%

How Did the Fund Perform Last Year?

Short MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.05% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 13.04% and a volatility of 16.38%.  Emerging markets saw strong performance relative to the U.S. during the first five months of 2025, driven in part by pent up valuation discount and U.S. skepticism, ultimately bringing Index performance in line with the S&P 500 for the full period. Primary factors affecting Fund performance include the total return of the derivatives held by The Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of The Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short MSCI Emerging Markets : $5,609	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	10,268.79	9,740
9/30/2015	12,111.57	7,996.54
12/31/2015	11,929.5	8,049.32
3/31/2016	10,963.72	8,508.93
6/30/2016	10,652.11	8,565.09
9/30/2016	9,664.65	9,338.52
12/31/2016	10,107.42	8,950.04
3/31/2017	8,942.36	9,974.82
6/30/2017	8,442.69	10,600.24
9/30/2017	7,777.41	11,436.6
12/31/2017	7,268.41	12,287.48
3/31/2018	7,005.21	12,444.76
6/30/2018	7,727.58	11,470.33
9/30/2018	7,771.91	11,345.31
12/31/2018	8,329.68	10,498.95
3/31/2019	7,572.87	11,539.39
6/30/2019	7,522.35	11,609.78
9/30/2019	7,899.01	11,116.37
12/31/2019	7,051.08	12,432.55
3/31/2020	8,632.77	9,498.47
6/30/2020	7,133.95	11,215.79
9/30/2020	6,386.53	12,288.02
12/31/2020	5,339.67	14,708.76
3/31/2021	5,085.88	15,045.59
6/30/2021	4,850.13	15,805.39
9/30/2021	5,242.9	14,526.73
12/31/2021	5,273.43	14,336.43
3/31/2022	5,577.53	13,337.18
6/30/2022	6,130.3	11,810.08
9/30/2022	7,028.74	10,443.65
12/31/2022	6,356.21	11,456.68
3/31/2023	6,156.15	11,910.37
6/30/2023	6,173.2	12,017.56
9/30/2023	6,518.67	11,665.45
12/31/2023	6,120.73	12,582.35
3/31/2024	6,076.46	12,845.32
6/30/2024	5,909	13,524.84
9/30/2024	5,549.29	14,704.21
12/31/2024	6,061.75	13,526.4
3/31/2025	5,858.28	13,922.72
5/31/2025	5,609.09	14,707.96

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI Emerging Markets	-7.05%	-6.07%	-5.62%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$16,212,589
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$720
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	29.1%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	7.9%

Short MSCI Emerging Markets - EUM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUM525

Short QQQ

PSQ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short QQQ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$89	0.95%

How Did the Fund Perform Last Year?

Short QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -11.94% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 16.02% and a volatility of 25.59%. The Index delivered strong performance for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short QQQ : $1,537	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,226.18	9,760	9,844
9/30/2015	10,546.73	9,308.11	9,146.06
12/31/2015	9,487.87	10,258.47	9,942.68
3/31/2016	9,559.79	10,047.15	9,701.08
6/30/2016	9,600.04	9,932.61	9,678.76
9/30/2016	8,641.33	10,996.39	10,648.57
12/31/2016	8,602.32	11,005.19	10,825.34
3/31/2017	7,672.09	12,335.71	11,921.95
6/30/2017	7,352.71	12,852.58	12,417.9
9/30/2017	6,927.6	13,645.59	13,170.43
12/31/2017	6,467.5	14,636.26	14,033.09
3/31/2018	6,217.2	15,097.3	14,396.55
6/30/2018	5,795.36	16,194.87	15,348.16
9/30/2018	5,358.06	17,589.25	16,485.46
12/31/2018	6,324.41	14,641.29	13,635.12
3/31/2019	5,421.01	17,114.21	15,927.18
6/30/2019	5,219.89	17,841.56	16,543.57
9/30/2019	5,154.56	18,071.71	16,573.34
12/31/2019	4,578.12	20,419.23	18,640.04
3/31/2020	4,743.61	18,318.09	16,039.76
6/30/2020	3,547.62	23,868.47	21,004.06
9/30/2020	3,088.67	26,880.67	23,364.92
12/31/2020	2,691.23	30,399.36	27,016.85
3/31/2021	2,600.9	30,934.38	27,813.85
6/30/2021	2,315.52	34,454.72	30,506.23
9/30/2021	2,277.83	34,830.27	30,436.07
12/31/2021	2,024.93	38,759.13	33,007.91
3/31/2022	2,164.77	35,305.69	30,053.7
6/30/2022	2,691.84	27,432.52	23,357.74
9/30/2022	2,785.66	26,220	22,444.45
12/31/2022	2,758.7	26,209.52	22,267.14
3/31/2023	2,299.51	31,653.23	26,063.69
6/30/2023	2,020.7	36,524.66	29,465
9/30/2023	2,113.01	35,480.06	28,304.08
12/31/2023	1,874.14	40,660.15	32,207.21
3/31/2024	1,753.54	44,205.71	35,205.7
6/30/2024	1,652.43	47,764.27	38,187.62
9/30/2024	1,635.89	48,776.87	39,241.6
12/31/2024	1,581.5	51,181.57	41,733.45
3/31/2025	1,732.95	47,051.22	37,451.59
5/31/2025	1,536.71	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short QQQ	-11.94%	-16.55%	-17.08%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$573,773,462
  Number of Portfolio Holdings20
  Net Investment Advisory Fees$4,021,865
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(89)%
Nasdaq 100 E-Mini Index Futures	(11)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Holdings

The Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short QQQ - PSQ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PSQ525

Short Real Estate

REK - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Real Estate (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$91	0.95%

How Did the Fund Perform Last Year?

Short Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.37% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 13.74% and a volatility of 18.17%. The Index performance was driven by factors such as a post liberation day rally that helped the real estate sector shrug off higher interest rates and preserve gains from 2024. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Real Estate : $4,740	S&P Real Estate Select Sector Index : $19,879	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,418.02	9,581	9,806
9/30/2015	10,259.27	9,798.49	9,174.49
12/31/2015	9,489.7	10,649	9,820.38
3/31/2016	8,922.84	11,120.75	9,952.95
6/30/2016	8,309.84	11,754.63	10,197.8
9/30/2016	8,351.16	11,508.96	10,590.41
12/31/2016	8,549.14	11,001.41	10,994.96
3/31/2017	8,261.74	11,390.86	11,662.36
6/30/2017	8,049.68	11,705.25	12,022.73
9/30/2017	7,957.05	11,814.11	12,561.34
12/31/2017	7,768.18	12,194.52	13,395.42
3/31/2018	8,232.7	11,582.36	13,293.61
6/30/2018	7,659.64	12,292.36	13,749.58
9/30/2018	7,638.33	12,398.07	14,809.68
12/31/2018	8,110.89	11,923.23	12,807.41
3/31/2019	6,971.43	14,014.56	14,555.62
6/30/2019	6,881.71	14,359.32	15,181.51
9/30/2019	6,442.38	15,466.42	15,439.6
12/31/2019	6,410.28	15,384.45	16,839.97
3/31/2020	7,666.54	12,429.1	13,539.33
6/30/2020	6,385.13	14,072.22	16,320.31
9/30/2020	6,178.07	14,342.41	17,777.72
12/31/2020	5,675.19	15,063.83	19,937.71
3/31/2021	5,225.88	16,422.59	21,167.87
6/30/2021	4,646.55	18,572.31	22,977.72
9/30/2021	4,574.61	18,735.75	23,110.99
12/31/2021	3,958.74	22,021.99	25,660.13
3/31/2022	4,183.75	20,652.23	24,479.77
6/30/2022	4,802	17,612.22	20,538.52
9/30/2022	5,337.71	15,669.59	19,536.24
12/31/2022	5,085.12	16,268.17	21,013.18
3/31/2023	5,039.59	16,585.4	22,589.17
6/30/2023	5,025.48	16,885.59	24,563.47
9/30/2023	5,611.95	15,382.78	23,760.24
12/31/2023	4,767.18	18,279.35	26,537.81
3/31/2024	4,871	18,178.82	29,340.21
6/30/2024	5,049.77	17,831.6	30,595.97
9/30/2024	4,391.7	20,893.29	32,398.07
12/31/2024	4,833.06	19,234.36	33,178.86
3/31/2025	4,723.99	19,922.95	31,762.12
5/31/2025	4,739.83	19,879.12	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short Real Estate	-7.37%	-6.49%	-7.19%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$11,443,271
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$22,153
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	43.9%
Health Care REITs	13.5%
Residential REITs	12.5%
Retail REITs	12.4%
Industrial REITs	9.4%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.0%
Office REITs	0.9%

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate - REK

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REK525

Short Russell2000

RWM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Russell2000 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$96	0.95%

How Did the Fund Perform Last Year?

Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 1.21% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 1.19% and a volatility of 24.70%. The Index performance was driven by small caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Russell2000 : $3,907	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,897.31	10,075	9,833
9/30/2015	11,095.1	8,874.06	9,120.11
12/31/2015	10,583.31	9,192.64	9,691.94
3/31/2016	10,572.66	9,052.91	9,785.95
6/30/2016	10,070.05	9,396.02	10,043.32
9/30/2016	9,167.29	10,246.36	10,485.23
12/31/2016	8,355.65	11,151.11	10,926.65
3/31/2017	8,112.25	11,426.54	11,553.84
6/30/2017	7,891.66	11,707.63	11,902.77
9/30/2017	7,460.33	12,371.46	12,446.73
12/31/2017	7,218.78	12,784.66	13,235.85
3/31/2018	7,191.16	12,774.44	13,151.14
6/30/2018	6,684.54	13,764.45	13,662.72
9/30/2018	6,481.98	14,257.22	14,635.51
12/31/2018	8,048.91	11,377.26	12,542.63
3/31/2019	7,035.3	13,036.07	14,303.61
6/30/2019	6,909.36	13,309.83	14,890.06
9/30/2019	7,074.07	12,990.39	15,062.79
12/31/2019	6,450.66	14,281.63	16,433.5
3/31/2020	8,428.82	9,910.03	12,998.9
6/30/2020	6,326.99	12,429.15	15,862.56
9/30/2020	5,943.92	13,041.91	17,323.5
12/31/2020	4,453.95	17,133.16	19,866.59
3/31/2021	3,866.86	19,309.07	21,128.11
6/30/2021	3,666.81	20,137.43	22,869.07
9/30/2021	3,786.6	19,259.44	22,846.2
12/31/2021	3,654.47	19,671.59	24,966.33
3/31/2022	3,869.12	18,190.32	23,648.11
6/30/2022	4,555.99	15,061.58	19,698.87
9/30/2022	4,616.87	14,731.74	18,820.3
12/31/2022	4,322.81	15,649.52	20,171.6
3/31/2023	4,235.9	16,078.32	21,619.92
6/30/2023	4,076.13	16,916	23,433.83
9/30/2023	4,371.02	16,048.21	22,672.23
12/31/2023	3,870.18	18,299.77	25,408.77
3/31/2024	3,728.31	19,247.7	27,954.73
6/30/2024	3,919.85	18,616.38	28,854.87
9/30/2024	3,617.77	20,342.12	30,652.53
12/31/2024	3,639.86	20,409.24	31,458.69
3/31/2025	4,060.59	18,474.45	29,973.84
5/31/2025	3,907.27	19,012.05	31,661.37

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short Russell2000	1.21%	-10.10%	-8.97%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$180,096,293
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$1,079,852
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(96)%
Russell 2000 E-Mini Index Futures	(4)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Russell2000 - RWM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RWM525

Short S&P500®

SH - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short S&P500® (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$86	0.89%

How Did the Fund Perform Last Year?

Short S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.47% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 13.52% and a volatility of 19.73%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short S&P500® : $2,896	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,183.93	9,806
9/30/2015	10,749.67	9,174.49
12/31/2015	9,969.96	9,820.38
3/31/2016	9,752.11	9,952.95
6/30/2016	9,467.88	10,197.8
9/30/2016	9,090.42	10,590.41
12/31/2016	8,737.81	10,994.96
3/31/2017	8,238.14	11,662.36
6/30/2017	8,000.86	12,022.73
9/30/2017	7,677.06	12,561.34
12/31/2017	7,222.29	13,395.42
3/31/2018	7,250.96	13,293.61
6/30/2018	7,036.39	13,749.58
9/30/2018	6,578.1	14,809.68
12/31/2018	7,574.01	12,807.41
3/31/2019	6,704.32	14,555.62
6/30/2019	6,477.25	15,181.51
9/30/2019	6,393.05	15,439.6
12/31/2019	5,889.66	16,839.97
3/31/2020	6,799.4	13,539.33
6/30/2020	5,487.52	16,320.31
9/30/2020	4,991.48	17,777.72
12/31/2020	4,412.64	19,937.71
3/31/2021	4,124.62	21,167.87
6/30/2021	3,781.02	22,977.72
9/30/2021	3,741.27	23,110.99
12/31/2021	3,347.21	25,660.13
3/31/2022	3,463.41	24,479.77
6/30/2022	4,052.27	20,538.52
9/30/2022	4,246.63	19,536.24
12/31/2022	3,949.17	21,013.18
3/31/2023	3,722.58	22,589.17
6/30/2023	3,488.87	24,563.47
9/30/2023	3,682.64	23,760.24
12/31/2023	3,363.93	26,537.81
3/31/2024	3,107.03	29,340.21
6/30/2024	3,043.96	30,595.97
9/30/2024	2,927.61	32,398.07
12/31/2024	2,911.1	33,178.86
3/31/2025	3,082	31,762.12
5/31/2025	2,896.46	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short S&P500®	-7.47%	-12.48%	-11.65%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,349,268,726
  Number of Portfolio Holdings20
  Net Investment Advisory Fees$7,836,897
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(87)%
S&P 500 E-Mini Index Futures	(13)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short S&P500® - SH

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SH525

Short SmallCap600

SBB - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short SmallCap600 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$97	0.95%

How Did the Fund Perform Last Year?

Short SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 3.79% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -1.75% and a volatility of 24.32%. The Index performance was driven by small caps modestly negative returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short SmallCap600 : $3,498	S&P SmallCap 600® Index : $20,999	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,874.82	10,103	9,821
9/30/2015	10,762.15	9,166.45	9,163.98
12/31/2015	10,265.46	9,507.44	9,767.88
3/31/2016	9,862.31	9,760.34	9,921.24
6/30/2016	9,431.49	10,100	10,179.19
9/30/2016	8,739.81	10,827.2	10,584.32
12/31/2016	7,803.25	12,032.27	11,041.56
3/31/2017	7,679.1	12,159.81	11,675.35
6/30/2017	7,523.67	12,367.74	12,020.94
9/30/2017	7,083.43	13,104.86	12,554.67
12/31/2017	6,807.53	13,623.81	13,374.49
3/31/2018	6,737.35	13,701.47	13,278.19
6/30/2018	6,196.12	14,903.09	13,762.85
9/30/2018	5,932.58	15,605.02	14,774.42
12/31/2018	7,358.04	12,468.41	12,710.43
3/31/2019	6,599.15	13,916	14,444.13
6/30/2019	6,486.07	14,176.23	15,045.01
9/30/2019	6,490	14,147.87	15,275.2
12/31/2019	6,005.12	15,309.41	16,637.74
3/31/2020	8,110.31	10,312.42	13,215.36
6/30/2020	6,190.12	12,574.97	15,960.19
9/30/2020	5,908.26	12,973.59	17,326.38
12/31/2020	4,416.08	17,035.63	19,620.4
3/31/2021	3,660.94	20,142.92	20,976.17
6/30/2021	3,462.85	21,051.37	22,683.63
9/30/2021	3,519.67	20,453.51	22,763.02
12/31/2021	3,289.53	21,607.09	25,200.94
3/31/2022	3,433.52	20,392.77	24,031.61
6/30/2022	3,918.9	17,515.35	20,181.75
9/30/2022	4,107.28	16,604.55	19,221.1
12/31/2022	3,749.11	18,130.51	20,718.42
3/31/2023	3,678.71	18,596.46	22,201.86
6/30/2023	3,598.65	19,225.03	24,064.6
9/30/2023	3,840.61	18,277.23	23,256.03
12/31/2023	3,360.25	21,040.75	25,995.59
3/31/2024	3,311.9	21,558.35	28,675.73
6/30/2024	3,464.22	20,887.89	29,725.26
9/30/2024	3,171.7	23,003.83	31,520.67
12/31/2024	3,220.7	22,870.41	32,220.43
3/31/2025	3,570.5	20,828.08	30,773.73
5/31/2025	3,498.27	20,998.87	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Short SmallCap600	3.79%	-11.80%	-9.97%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$4,946,709
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Industrials	19.0%
Consumer Discretionary	13.5%
Information Technology	12.2%
Health Care	11.0%
Real Estate	7.8%
Materials	4.9%
Energy	4.0%
Consumer Staples	3.2%
Communication Services	2.9%
Other	2.3%

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short SmallCap600 - SBB

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBB525

Ultra 7-10 Year Treasury

UST - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$98	0.95%

How Did the Fund Perform Last Year?

Ultra 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 6.11% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 5.92% and a volatility of 6.64%. The index performance was driven by factors such as the Fed beginning to reduce interest rates in September 2024 and the 7-10 year part of the yield curve was slightly lower over the course of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra 7-10 Year Treasury : $8,621	ICE U.S. Treasury 7-10 Year Bond Index : $10,962	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	9,657.11	9,833	9,912	9,891
9/30/2015	10,211.63	10,124.06	10,085	10,012.66
12/31/2015	9,906.78	9,988.39	9,991	9,955.59
3/31/2016	10,813.67	10,453.85	10,310	10,257.24
6/30/2016	11,376.4	10,745.52	10,531	10,483.93
9/30/2016	11,212.06	10,687.49	10,497	10,532.15
12/31/2016	9,957.1	10,091.13	10,095	10,218.29
3/31/2017	10,103.25	10,188	10,164	10,302.08
6/30/2017	10,337.48	10,329.62	10,284	10,451.46
9/30/2017	10,375.06	10,376.1	10,323	10,540.3
12/31/2017	10,267.08	10,350.16	10,329	10,581.41
3/31/2018	9,824.04	10,156.61	10,207	10,426.92
6/30/2018	9,725.1	10,145.44	10,218	10,410.24
9/30/2018	9,497.4	10,065.29	10,157	10,412.32
12/31/2018	10,134.49	10,442.74	10,418	10,583.08
3/31/2019	10,626.95	10,742.45	10,639	10,894.22
6/30/2019	11,383.8	11,166.77	10,959	11,229.77
9/30/2019	11,905.65	11,470.51	11,222	11,484.68
12/31/2019	11,525.98	11,329.42	11,134	11,505.35
3/31/2020	13,901.61	12,500.88	12,080	11,867.77
6/30/2020	14,055.3	12,592.14	12,107	12,211.94
9/30/2020	14,095.42	12,626.14	12,128	12,287.65
12/31/2020	13,691.56	12,462	12,028	12,369.98
3/31/2021	12,130.4	11,737.96	11,507	11,953.11
6/30/2021	12,711.71	12,051.36	11,724	12,171.85
9/30/2021	12,668.65	12,026.05	11,719	12,177.94
12/31/2021	12,689.37	12,078.97	11,750	12,179.16
3/31/2022	11,042.93	11,289	11,107	11,456.93
6/30/2022	10,018.5	10,806.96	10,702	10,919.6
9/30/2022	8,832.52	10,180.16	10,212	10,400.92
12/31/2022	8,803.71	10,279.92	10,285	10,595.42
3/31/2023	9,318.72	10,644.86	10,593	10,909.04
6/30/2023	8,811.85	10,446.87	10,446	10,817.41
9/30/2023	7,916.43	9,986.16	10,126	10,468.01
12/31/2023	8,803.53	10,627.27	10,683	11,181.92
3/31/2024	8,438.03	10,483.8	10,587	11,094.7
6/30/2024	8,290.09	10,478.56	10,606	11,102.47
9/30/2024	9,124.25	11,080.03	11,110	11,679.8
12/31/2024	8,199.17	10,571.46	10,759	11,322.4
3/31/2025	8,731.62	10,983.74	11,076	11,637.16
5/31/2025	8,621.38	10,961.78	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra 7-10 Year Treasury	6.11%	-9.31%	-1.47%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$24,007,974
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$140,683
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	198%
U.S. Treasury 10 Year Note Futures	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.5%
U.S. Treasury Bills	43.9%

Ultra 7-10 Year Treasury - UST

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UST525

Ultra 20+ Year Treasury

UBT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$91	0.95%

How Did the Fund Perform Last Year?

Ultra 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -8.16% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -0.56% and a volatility of 14.35%. The Index performance was driven by concerns regarding de-dollarization and government debt in early 2025 which undid a 2024 Treasury rally, resulting in muted performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra 20+ Year Treasury : $4,923	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	9,144.69	9,588	9,912	9,891
9/30/2015	10,047.89	10,094.25	10,085	10,012.66
12/31/2015	9,708.71	9,952.93	9,991	9,955.59
3/31/2016	11,351.19	10,798.93	10,310	10,257.24
6/30/2016	12,856.86	11,554.85	10,531	10,483.93
9/30/2016	12,668.76	11,490.14	10,497	10,532.15
12/31/2016	9,693.65	10,097.54	10,095	10,218.29
3/31/2017	9,906.08	10,240.92	10,164	10,302.08
6/30/2017	10,680.81	10,668.99	10,284	10,451.46
9/30/2017	10,726.02	10,729.81	10,323	10,540.3
12/31/2017	11,189.66	11,006.64	10,329	10,581.41
3/31/2018	10,358.07	10,636.81	10,207	10,426.92
6/30/2018	10,337.1	10,680.42	10,218	10,410.24
9/30/2018	9,632.37	10,355.74	10,157	10,412.32
12/31/2018	10,349.04	10,788.61	10,418	10,583.08
3/31/2019	11,232.51	11,297.83	10,639	10,894.22
6/30/2019	12,528.9	11,989.26	10,959	11,229.77
9/30/2019	14,460.42	12,965.18	11,222	11,484.68
12/31/2019	13,115.63	12,415.46	11,134	11,505.35
3/31/2020	18,955.01	15,207.7	12,080	11,867.77
6/30/2020	18,485.54	15,101.24	12,107	12,211.94
9/30/2020	18,417.52	15,125.41	12,128	12,287.65
12/31/2020	17,176.53	14,659.54	12,028	12,369.98
3/31/2021	12,629.26	12,577.89	11,507	11,953.11
6/30/2021	14,363.86	13,499.85	11,724	12,171.85
9/30/2021	14,385.25	13,513.35	11,719	12,177.94
12/31/2021	15,170.96	14,024.15	11,750	12,179.16
3/31/2022	11,990.99	12,505.34	11,107	11,456.93
6/30/2022	9,008.44	10,987.19	10,702	10,919.6
9/30/2022	7,151.56	9,806.07	10,212	10,400.92
12/31/2022	6,676.31	9,671.72	10,285	10,595.42
3/31/2023	7,524.71	10,302.32	10,593	10,909.04
6/30/2023	7,022.48	10,057.12	10,446	10,817.41
9/30/2023	5,192.26	8,749.7	10,126	10,468.01
12/31/2023	6,433.39	9,880.16	10,683	11,181.92
3/31/2024	5,859.09	9,524.47	10,587	11,094.7
6/30/2024	5,515.4	9,336.84	10,606	11,102.47
9/30/2024	6,304.03	10,080.99	11,110	11,679.8
12/31/2024	5,074.61	9,118.25	10,759	11,322.4
3/31/2025	5,464.28	9,552.28	11,076	11,637.16
5/31/2025	4,923.15	9,124.34	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra 20+ Year Treasury	-8.16%	-23.25%	-6.84%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$134,905,576
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$900,931
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	107.1%
Repurchase Agreements with various counterparties	3.7%

Ultra 20+ Year Treasury - UBT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBT525

Ultra Communication Services

LTL - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Communication Services (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$112	0.95%

How Did the Fund Perform Last Year?

Ultra Communication Services (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 36.28% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 23.39% and a volatility of 19.58%. Select "Magnificent Seven" representation helped drive index outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Communication Services : $21,536	S&P Communication Services Select Sector Index : $36,058	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	9,586.97	9,945	9,830
9/30/2015	8,114.13	9,534.27	9,115.36
12/31/2015	9,181.27	10,640.25	9,688.72
3/31/2016	10,365.86	11,188.22	9,778.82
6/30/2016	12,119.6	11,080.81	10,035.03
9/30/2016	11,392.74	11,722.39	10,481.58
12/31/2016	12,979.64	11,875.96	10,915.52
3/31/2017	11,546.64	13,196.56	11,547.53
6/30/2017	11,469.27	13,566.07	11,895.11
9/30/2017	10,246.3	14,195.53	12,438.72
12/31/2017	9,583.21	14,783.23	13,226.09
3/31/2018	8,112.86	14,693.05	13,146.73
6/30/2018	8,393.62	16,379.81	13,655.51
9/30/2018	9,803.74	16,284.81	14,626.42
12/31/2018	7,487.9	13,765.55	12,526.06
3/31/2019	9,515.66	15,633.53	14,284.72
6/30/2019	9,317.45	16,496.5	14,868.97
9/30/2019	9,120.96	16,636.72	15,038.47
12/31/2019	9,601.78	18,085.78	16,397.95
3/31/2020	6,342.97	14,940.66	12,960.94
6/30/2020	7,648.04	18,315.76	15,824.01
9/30/2020	7,515.12	20,161.99	17,259.25
12/31/2020	9,306.54	22,964.51	19,806.72
3/31/2021	10,770.81	24,987.68	21,084.25
6/30/2021	11,397.31	27,658.86	22,832.13
9/30/2021	11,094.12	27,434.82	22,804.74
12/31/2021	13,048.93	26,647.45	24,889.09
3/31/2022	11,262.57	23,649.61	23,545.08
6/30/2022	8,349.8	18,711.57	19,580.09
9/30/2022	6,558.28	16,544.77	18,687.23
12/31/2022	7,696.82	16,612.6	20,028.98
3/31/2023	8,436.5	20,146.1	21,479.08
6/30/2023	10,400.36	22,658.32	23,281.17
9/30/2023	10,376.14	22,896.24	22,515.22
12/31/2023	12,477.35	25,423.98	25,246.32
3/31/2024	15,480.83	28,668.08	27,783.57
6/30/2024	16,715.24	30,147.35	28,683.76
9/30/2024	18,283.08	31,929.06	30,450.68
12/31/2024	20,604.53	34,272.65	31,275.89
3/31/2025	20,117.21	34,272.65	29,752.76
5/31/2025	21,536.05	36,058.26	31,442.71

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Communication Services	36.28%	22.02%	7.97%
S&P Communication Services Select Sector Index	23.39%	14.55%	13.67%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Communication Services Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Communication Services Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$7,853,342
  Number of Portfolio Holdings29
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate144%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
S&P Communication Services Select Sector Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	67.2%
Short-Term Investments	9.9%

Largest Holdings

Holdings	% of Net Assets
Meta Platforms, Inc., Class A	10.8%
Alphabet, Inc., Class A	5.9%
Netflix, Inc.	5.1%
Alphabet, Inc., Class C	4.8%
Walt Disney Co. (The)	3.3%
Take-Two Interactive Software, Inc.	3.2%
Live Nation Entertainment, Inc.	3.1%
Charter Communications, Inc., Class A	3.1%
Electronic Arts, Inc.	2.8%
AT&T, Inc.	2.8%

Ultra Communication Services - LTL

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

LTL525

Ultra Consumer Discretionary

UCC - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$110	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 31.83% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.88% and a volatility of 25.72%. Strong performance of the Index was driven in part by a resilient consumer as well as significant positions in Amazon and Tesla. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Consumer Discretionary : $33,601	S&P Consumer Discretionary Select Sector Index : $31,776	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,898.32	10,063	9,806
9/30/2015	9,083.93	9,805.39	9,174.49
12/31/2015	10,011.07	10,373.12	9,820.38
3/31/2016	10,111.14	10,539.09	9,952.95
6/30/2016	9,790.97	10,443.18	10,197.8
9/30/2016	10,264.51	10,750.21	10,590.41
12/31/2016	10,839.87	10,998.54	10,994.96
3/31/2017	12,314.31	11,927.92	11,662.36
6/30/2017	12,795.82	12,208.23	12,022.73
9/30/2017	12,788.78	12,310.77	12,561.34
12/31/2017	15,218.2	13,525.85	13,395.42
3/31/2018	15,548.56	13,943.8	13,293.61
6/30/2018	17,447.35	15,083.01	13,749.58
9/30/2018	20,727.61	16,232.33	14,809.68
12/31/2018	14,728.64	13,765.02	12,807.41
3/31/2019	18,641.67	15,891.71	14,555.62
6/30/2019	20,998.16	16,718.08	15,181.51
9/30/2019	20,426.62	16,977.21	15,439.6
12/31/2019	22,450.44	17,708.93	16,839.97
3/31/2020	13,591.09	13,906.82	13,539.33
6/30/2020	20,973.13	18,172.04	16,320.31
9/30/2020	26,818.49	20,950.55	17,777.72
12/31/2020	32,882	22,976.47	19,937.71
3/31/2021	34,996.34	24,047.17	21,167.87
6/30/2021	38,392.26	25,610.24	22,977.72
9/30/2021	37,503.46	25,792.07	23,110.99
12/31/2021	39,742.99	29,410.7	25,660.13
3/31/2022	32,000.1	26,660.8	24,479.77
6/30/2022	17,596.67	19,859.63	20,538.52
9/30/2022	17,351.26	20,632.17	19,536.24
12/31/2022	16,914.22	18,756.7	21,013.18
3/31/2023	20,411.51	21,787.79	22,589.17
6/30/2023	25,807.87	24,807.57	24,563.47
9/30/2023	22,646.94	23,552.31	23,760.24
12/31/2023	27,293.44	26,220.79	26,537.81
3/31/2024	28,350.57	27,044.12	29,340.21
6/30/2024	27,318.13	26,862.92	30,595.97
9/30/2024	32,140.56	29,608.31	32,398.07
12/31/2024	39,332.69	33,202.76	33,178.86
3/31/2025	29,765.9	29,311.4	31,762.12
5/31/2025	33,600.73	31,776.49	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Discretionary	31.83%	10.99%	12.88%
S&P Consumer Discretionary Select Sector Index	22.88%	12.48%	12.25%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$13,873,530
  Number of Portfolio Holdings59
  Net Investment Advisory Fees$11,195
  Portfolio Turnover Rate31%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Consumer Discretionary Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	72.1%
U.S. Treasury Obligations	18.0%
Short-Term Investments	16.4%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	15.8%
Tesla, Inc.	13.1%
Home Depot, Inc. (The)	4.9%
Booking Holdings, Inc.	3.5%
McDonald's Corp.	3.1%
TJX Cos., Inc. (The)	2.7%
Lowe's Cos., Inc.	2.4%
Starbucks Corp.	1.8%
O'Reilly Automotive, Inc.	1.5%
NIKE, Inc., Class B	1.4%

Ultra Consumer Discretionary - UCC

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCC525

Ultra Consumer Staples

UGE - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$100	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 11.04% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 10.06% and a volatility of 13.28%. The Index performance was supported by a resilient consumer, but the absence of 'Magnificent Seven' representation resulted in performance modestly below the S&P 500 for the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Consumer Staples : $25,346	S&P Consumer Staples Select Sector Index : $22,424	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,780.35	9,825	9,806
9/30/2015	9,371.63	9,807.32	9,174.49
12/31/2015	10,492.03	10,570.32	9,820.38
3/31/2016	11,359.62	11,168.6	9,952.95
6/30/2016	11,991.64	11,685.71	10,197.8
9/30/2016	11,770.65	11,350.33	10,590.41
12/31/2016	11,252.56	11,115.38	10,994.96
3/31/2017	13,017.85	11,802.31	11,662.36
6/30/2017	13,727.47	11,973.44	12,022.73
9/30/2017	13,535.55	11,840.54	12,561.34
12/31/2017	14,955.24	12,569.91	13,395.42
3/31/2018	13,125.93	11,700.08	13,293.61
6/30/2018	13,048.46	11,538.62	13,749.58
9/30/2018	13,234.87	12,172.09	14,809.68
12/31/2018	10,588.67	11,568.35	12,807.41
3/31/2019	13,295.1	12,859.38	14,555.62
6/30/2019	13,783.72	13,425.19	15,181.51
9/30/2019	14,905.8	14,279.03	15,439.6
12/31/2019	16,630.63	14,770.23	16,839.97
3/31/2020	10,305.56	12,853.06	13,539.33
6/30/2020	14,101.08	13,951.99	16,320.31
9/30/2020	19,307.33	15,345.8	17,777.72
12/31/2020	25,979.99	16,291.1	19,937.71
3/31/2021	26,866.13	16,555.01	21,167.87
6/30/2021	29,005.22	17,102.98	22,977.72
9/30/2021	27,911.35	16,935.37	23,110.99
12/31/2021	36,995.52	19,113.26	25,660.13
3/31/2022	32,265.08	18,872.44	24,479.77
6/30/2022	22,716.57	18,109.99	20,538.52
9/30/2022	20,773.7	16,851.35	19,536.24
12/31/2022	19,707.04	18,979.67	21,013.18
3/31/2023	22,194.04	19,116.32	22,589.17
6/30/2023	21,753.24	19,112.5	24,563.47
9/30/2023	18,591.72	17,851.08	23,760.24
12/31/2023	20,197.13	18,827.53	26,537.81
3/31/2024	22,603.17	20,124.75	29,340.21
6/30/2024	22,593.62	20,336.06	30,595.97
9/30/2024	26,310.83	22,176.47	32,398.07
12/31/2024	23,478.22	21,149.7	33,178.86
3/31/2025	25,083.99	22,097.21	31,762.12
5/31/2025	25,346.21	22,424.24	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Staples	11.04%	13.47%	9.75%
S&P Consumer Staples Select Sector Index	10.06%	9.90%	8.40%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$10,095,188
  Number of Portfolio Holdings45
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate34%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Consumer Staples Select Sector Index Long Swaps	129%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	71.2%
Short-Term Investments	10.7%
U.S. Treasury Obligations	6.0%

Largest Holdings

Holdings	% of Net Assets
Costco Wholesale Corp.	7.5%
Walmart, Inc.	7.0%
Procter & Gamble Co. (The)	6.5%
Philip Morris International, Inc.	4.6%
Coca-Cola Co. (The)	4.6%
Altria Group, Inc.	3.2%
Mondelez International, Inc., Class A	3.2%
Colgate-Palmolive Co.	3.2%
PepsiCo, Inc.	2.9%
Kimberly-Clark Corp.	2.0%

Ultra Consumer Staples - UGE

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UGE525

Ultra Dow30℠

DDM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DDM	$101	0.95%

How Did the Fund Perform Last Year?

Ultra Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 12.17% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the index had a total return of 11.16% and a volatility of 17.24%. The index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Dow30℠ : $42,515	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,566.94	9,794	9,806
9/30/2015	8,169.56	9,110.38	9,174.49
12/31/2015	9,390.89	9,811.88	9,820.38
3/31/2016	9,693.99	10,027.74	9,952.95
6/30/2016	10,013.8	10,235.31	10,197.8
9/30/2016	10,510.76	10,519.86	10,590.41
12/31/2016	12,330.95	11,430.87	10,994.96
3/31/2017	13,551.4	12,024.14	11,662.36
6/30/2017	14,542.51	12,499.09	12,022.73
9/30/2017	16,086.71	13,196.54	12,561.34
12/31/2017	19,653.54	14,642.88	13,395.42
3/31/2018	18,526.23	14,355.88	13,293.61
6/30/2018	18,720.89	14,536.76	13,749.58
9/30/2018	22,234.43	15,936.65	14,809.68
12/31/2018	17,030.81	14,134.22	12,807.41
3/31/2019	20,946.96	15,803.47	14,555.62
6/30/2019	21,994.96	16,310.76	15,181.51
9/30/2019	22,462.7	16,609.25	15,439.6
12/31/2019	25,271.54	17,717.09	16,839.97
3/31/2020	13,592.44	13,689.99	13,539.33
6/30/2020	18,420.3	16,224.01	16,320.31
9/30/2020	21,353.99	17,557.62	17,777.72
12/31/2020	25,823.15	19,441.56	19,937.71
3/31/2021	30,035.38	21,053.26	21,167.87
6/30/2021	32,916.6	22,122.77	22,977.72
9/30/2021	31,714.49	21,799.77	23,110.99
12/31/2021	36,573.14	23,515.42	25,660.13
3/31/2022	33,253.72	22,551.28	24,479.77
6/30/2022	25,959.53	20,120.26	20,538.52
9/30/2022	22,431.05	18,878.84	19,536.24
12/31/2022	29,460.57	21,901.34	21,013.18
3/31/2023	29,403.12	22,105.02	22,589.17
6/30/2023	31,146.56	22,982.59	24,563.47
9/30/2023	29,254.57	22,499.95	23,760.24
12/31/2023	36,620.61	25,445.2	26,537.81
3/31/2024	40,420.7	27,007.53	29,340.21
6/30/2024	38,611.19	26,664.54	30,595.97
9/30/2024	44,639.1	28,989.69	32,398.07
12/31/2024	44,543.09	29,259.29	33,178.86
3/31/2025	42,883.06	29,004.73	31,762.12
5/31/2025	42,514.92	29,280.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Dow30℠	12.17%	18.77%	15.57%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$398,968,514
  Number of Portfolio Holdings42
  Net Investment Advisory Fees$3,126,097
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Dow Jones Industrial Average℠ Long Swaps	84%
SPDR® Dow Jones Industrial Average℠ ETF Trust Long Swaps	27%
DJIA CBOT E-Mini Index Futures	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.3%
Information Technology	15.6%
Consumer Discretionary	10.7%
Industrials	10.5%
Health Care	9.3%
U.S. Treasury Obligations	9.1%
Short-Term Investments	6.9%
Materials	4.1%
Consumer Staples	3.8%
Communication Services	1.8%
Other	1.5%

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.8%
Microsoft Corp.	5.2%
Home Depot, Inc. (The)	4.2%
Visa, Inc., Class A	4.1%
Sherwin-Williams Co. (The)	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.5%
UnitedHealth Group, Inc.	3.4%
American Express Co.	3.3%
Amgen, Inc.	3.3%

Ultra Dow30℠ - DDM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DDM525

Ultra Energy

DIG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Energy (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$82	0.95%

How Did the Fund Perform Last Year?

Ultra Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -27.93% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -9.41% and a volatility of 25.16%. The index performance was driven by falling oil prices. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Energy : $5,799	S&P Energy Select Sector Index : $15,712	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,273.38	9,650	9,806
9/30/2015	6,013.23	7,918.79	9,174.49
12/31/2015	5,792.14	7,868.11	9,820.38
3/31/2016	6,013.96	8,135.63	9,952.95
6/30/2016	7,293.41	9,032.99	10,197.8
9/30/2016	7,523.85	9,406.95	10,590.41
12/31/2016	8,552.81	10,088.95	10,994.96
3/31/2017	7,359.12	9,429.14	11,662.36
6/30/2017	6,249.62	8,806.81	12,022.73
9/30/2017	7,057.07	9,424.17	12,561.34
12/31/2017	7,920.76	10,001.87	13,395.42
3/31/2018	6,853.7	9,415.76	13,293.61
6/30/2018	8,787.37	10,683.13	13,749.58
9/30/2018	8,770.9	10,732.27	14,809.68
12/31/2018	4,739.6	8,191.94	12,807.41
3/31/2019	6,331.34	9,528.86	14,555.62
6/30/2019	5,754.76	9,266.82	15,181.51
9/30/2019	4,891.07	8,691.35	15,439.6
12/31/2019	5,332.41	9,181.54	16,839.97
3/31/2020	1,016.19	4,522.83	13,539.33
6/30/2020	1,604.63	5,976.47	16,320.31
9/30/2020	1,022.37	4,806.27	17,777.72
12/31/2020	1,581.97	6,166.45	19,937.71
3/31/2021	2,605.39	8,059.55	21,167.87
6/30/2021	3,177.55	8,954.96	22,977.72
9/30/2021	3,012.27	8,770.49	23,110.99
12/31/2021	3,410.34	9,460.73	25,660.13
3/31/2022	6,329.59	13,157.98	24,479.77
6/30/2022	5,336.43	12,465.87	20,538.52
9/30/2022	5,492.8	12,671.56	19,536.24
12/31/2022	7,688.14	15,568.28	21,013.18
3/31/2023	6,751.09	14,887.94	22,589.17
6/30/2023	6,400.15	14,719.71	24,563.47
9/30/2023	7,854.57	16,525.82	23,760.24
12/31/2023	6,685.91	15,476.43	26,537.81
3/31/2024	8,385.29	17,573.49	29,340.21
6/30/2024	7,780.65	17,113.06	30,595.97
9/30/2024	7,140.02	16,620.2	32,398.07
12/31/2024	6,750.22	16,349.3	33,178.86
3/31/2025	7,949.86	17,980.95	31,762.12
5/31/2025	5,796.1	15,711.76	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Energy	-27.93%	28.03%	-5.30%
S&P Energy Select Sector Index	-9.41%	21.05%	4.62%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$64,733,834
  Number of Portfolio Holdings34
  Net Investment Advisory Fees$572,066
  Portfolio Turnover Rate27%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
S&P Energy Select Sector Index Long Swaps	121%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	78.1%
U.S. Treasury Obligations	15.8%
Short-Term Investments	14.3%

Largest Holdings

Holdings	% of Net Assets
Exxon Mobil Corp.	18.1%
Chevron Corp.	11.9%
ConocoPhillips	5.7%
Williams Cos., Inc. (The)	4.1%
EOG Resources, Inc.	3.3%
Kinder Morgan, Inc.	3.2%
Marathon Petroleum Corp.	3.0%
ONEOK, Inc.	3.0%
Phillips 66	2.8%
Schlumberger NV	2.8%

Ultra Energy - DIG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DIG525

Ultra Financials

UYG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Financials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$112	0.94%

How Did the Fund Perform Last Year?

Ultra Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 38.75% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 24.33% and a volatility of 20.41%. The Index performance was driven by strength in the financial sector and in part by investors once again requiring higher returns for longer dated bonds and general broad equity market strength. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Financials : $41,206	S&P Financial Select Sector Index : $31,282	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,893.12	9,970	9,806
9/30/2015	8,650.66	9,300.02	9,174.49
12/31/2015	9,557.96	9,854.3	9,820.38
3/31/2016	8,697.7	9,355.67	9,952.95
6/30/2016	8,950.8	9,554.01	10,197.8
9/30/2016	9,841.69	9,992.54	10,590.41
12/31/2016	12,538.35	12,100.96	10,994.96
3/31/2017	13,221.05	12,407.12	11,662.36
6/30/2017	14,137.87	12,934.42	12,022.73
9/30/2017	15,387.75	13,612.19	12,561.34
12/31/2017	17,464.4	14,786.92	13,395.42
3/31/2018	16,826.05	14,644.96	13,293.61
6/30/2018	16,628.63	14,182.18	13,749.58
9/30/2018	17,843.66	14,800.52	14,809.68
12/31/2018	13,530.73	12,860.18	12,807.41
3/31/2019	16,647.53	13,961.01	14,555.62
6/30/2019	18,767.35	15,077.89	15,181.51
9/30/2019	19,593.46	15,380.95	15,439.6
12/31/2019	22,466.25	16,991.34	16,839.97
3/31/2020	10,025.39	11,567.7	13,539.33
6/30/2020	12,275.69	12,978.96	16,320.31
9/30/2020	13,076.87	13,556.53	17,777.72
12/31/2020	17,942.31	16,704.35	19,937.71
3/31/2021	22,319.4	19,375.38	21,167.87
6/30/2021	26,161.17	20,995.16	22,977.72
9/30/2021	26,813.07	21,570.43	23,110.99
12/31/2021	30,050.3	22,556.2	25,660.13
3/31/2022	28,006.82	22,222.36	24,479.77
6/30/2022	19,210.36	18,333.45	20,538.52
9/30/2022	16,890.31	17,765.11	19,536.24
12/31/2022	20,433.2	20,182.95	21,013.18
3/31/2023	18,942.95	19,060.77	22,589.17
6/30/2023	20,513.52	20,076.71	24,563.47
9/30/2023	19,620.97	19,849.85	23,760.24
12/31/2023	24,910.21	22,634.78	26,537.81
3/31/2024	30,847.77	25,455.07	29,340.21
6/30/2024	28,999.44	24,938.34	30,595.97
9/30/2024	34,698.06	27,596.76	32,398.07
12/31/2024	38,820.24	29,553.37	33,178.86
3/31/2025	40,649.88	30,593.65	31,762.12
5/31/2025	41,205.98	31,282.01	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Financials	38.75%	27.12%	15.21%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$837,185,962
  Number of Portfolio Holdings85
  Net Investment Advisory Fees$5,971,713
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Financial Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	73.1%
U.S. Treasury Obligations	5.7%
Short-Term Investments	5.1%

Largest Holdings

Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	9.4%
JPMorgan Chase & Co.	7.5%
Visa, Inc., Class A	6.4%
Mastercard, Inc., Class A	4.9%
Bank of America Corp.	3.0%
Wells Fargo & Co.	2.5%
Goldman Sachs Group, Inc. (The)	1.9%
Progressive Corp. (The)	1.7%
American Express Co.	1.7%
S&P Global, Inc.	1.6%

Ultra Financials - UYG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYG525

Ultra FTSE China 50

XPP - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$118	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 48.39% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 38.31% and a volatility of 33.15%. The Index performance was driven by factors such as strength in Chinese equities which was compounded in part by Chinese government stimulus in September 2024, driving outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra FTSE China 50 : $2,736	FTSE China 50 Index : $9,935	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	8,987	9,506	9,763
9/30/2015	5,115.1	7,199.84	8,921.43
12/31/2015	5,222.97	7,438.88	9,416.57
3/31/2016	4,662.33	7,100.41	9,432.58
6/30/2016	4,778.92	7,199.11	9,560.86
9/30/2016	5,849.68	7,963.65	10,045.6
12/31/2016	5,034.56	7,626.79	10,254.54
3/31/2017	6,163.48	8,333.03	10,951.85
6/30/2017	6,580.64	8,698.85	11,423.88
9/30/2017	8,015.89	9,577.43	12,020.2
12/31/2017	9,054.17	10,341.71	12,700.55
3/31/2018	9,213.19	10,436.86	12,571
6/30/2018	7,697.1	9,848.22	12,745.74
9/30/2018	7,488.38	9,801.93	13,391.95
12/31/2018	6,218.54	9,120.7	11,663.05
3/31/2019	7,844.45	10,206.97	13,094.1
6/30/2019	7,351.03	10,004.87	13,632.27
9/30/2019	6,271.8	9,403.58	13,730.42
12/31/2019	7,745.87	10,445.5	14,953.8
3/31/2020	5,411.18	9,037.44	11,855.38
6/30/2020	6,046.27	9,666.45	14,062.85
9/30/2020	6,650.93	10,108.21	15,133.03
12/31/2020	8,321.16	11,610.29	17,281.92
3/31/2021	8,237.09	11,424.52	18,196.13
6/30/2021	8,105.91	11,539.91	19,566.3
9/30/2021	5,583.21	9,728.14	19,439.12
12/31/2021	4,954.12	9,288.43	21,005.91
3/31/2022	3,536.42	8,327.08	20,016.54
6/30/2022	3,840.55	8,601.04	16,952
9/30/2022	2,155.74	6,633.98	15,799.27
12/31/2022	2,470.21	7,473.18	17,470.83
3/31/2023	2,578.89	7,764.64	18,816.08
6/30/2023	2,129.72	7,170.64	20,106.87
9/30/2023	1,949.61	7,094.63	19,370.96
12/31/2023	1,615.78	6,507.2	21,557.94
3/31/2024	1,545.69	6,552.75	23,498.15
6/30/2024	1,751.56	7,163.46	24,250.09
9/30/2024	2,515.07	9,008.05	25,789.97
12/31/2024	2,228.01	8,589.18	25,645.55
3/31/2025	2,983.09	9,988.36	25,332.67
5/31/2025	2,735.54	9,935.42	27,019.83

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE China 50	48.39%	-13.88%	-12.16%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$14,700,915
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$28,263
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	47.6%
U.S. Treasury Bills	33.9%

Ultra FTSE China 50 - XPP

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

XPP525

Ultra FTSE Europe

UPV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$103	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 16.90% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 14.04% and a volatility of 17.19%. The Index performance was driven by a protracted period of European underperformance relative to the U.S. that was broken in 2025 driven by prospects of policy reform and the end of fiscal austerity in Europe. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra FTSE Europe : $16,660	FTSE Developed Europe All Cap Index : $18,770	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,318.99	9,712	9,763
9/30/2015	7,707.12	8,911.73	8,921.43
12/31/2015	7,931.91	9,161.26	9,416.57
3/31/2016	7,488.85	8,946.89	9,432.58
6/30/2016	6,986.73	8,678.48	9,560.86
9/30/2016	7,636.73	9,180.1	10,045.6
12/31/2016	7,409.65	9,116.75	10,254.54
3/31/2017	8,614.56	9,805.07	10,951.85
6/30/2017	10,038.96	10,575.75	11,423.88
9/30/2017	11,244.07	11,285.38	12,020.2
12/31/2017	11,597.87	11,563	12,700.55
3/31/2018	11,140.2	11,353.71	12,571
6/30/2018	10,653.54	11,240.17	12,745.74
9/30/2018	10,615.99	11,303.12	13,391.95
12/31/2018	7,863.71	9,811.11	11,663.05
3/31/2019	9,519.28	10,883.46	13,094.1
6/30/2019	10,195.33	11,372.13	13,632.27
9/30/2019	9,705.71	11,150.37	13,730.42
12/31/2019	11,592.07	12,223.04	14,953.8
3/31/2020	5,869.2	9,157.5	11,855.38
6/30/2020	7,812.15	10,638.27	14,062.85
9/30/2020	8,476.11	11,197.84	15,133.03
12/31/2020	11,186.08	13,020.85	17,281.92
3/31/2021	12,233.52	13,565.12	18,196.13
6/30/2021	14,142.29	14,590.64	19,566.3
9/30/2021	13,502.12	14,400.96	19,439.12
12/31/2021	14,798.36	15,148.37	21,005.91
3/31/2022	12,114.91	13,953.17	20,016.54
6/30/2022	8,867.41	11,839.26	16,952
9/30/2022	6,638.68	10,568.91	15,799.27
12/31/2022	9,405.03	12,656.27	17,470.83
3/31/2023	11,193.67	13,944.68	18,816.08
6/30/2023	11,638.3	14,340.7	20,106.87
9/30/2023	10,128.67	13,620.8	19,370.96
12/31/2023	12,428.27	15,200.81	21,557.94
3/31/2024	13,431.04	15,945.65	23,498.15
6/30/2024	13,329.73	16,050.9	24,250.09
9/30/2024	14,867.2	17,177.67	25,789.97
12/31/2024	11,872.73	15,538.92	25,645.55
3/31/2025	14,323.28	17,099.03	25,332.67
5/31/2025	16,659.9	18,769.6	27,019.83

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE Europe	16.90%	17.94%	5.24%
FTSE Developed Europe All Cap Index	14.04%	12.87%	6.50%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,800,272
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.0%
Industrials	18.9%
Health Care	12.9%
Consumer Staples	9.5%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.9%
Utilities	4.2%
Energy	4.1%
Communication Services	3.7%
Other	1.7%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	34.0%
Repurchase Agreements with various counterparties	23.0%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.4%
Germany	15.0%
Switzerland	14.0%
Netherlands	6.3%
Sweden	5.5%
Italy	5.2%
Spain	4.9%
Denmark	3.5%
Belgium	1.8%
Other	5.1%

Ultra FTSE Europe - UPV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPV525

Ultra Health Care

RXL - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Health Care (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$86	0.95%

How Did the Fund Perform Last Year?

Ultra Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -19.15% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -6.03% and a volatility of 15.94%. The Index performance was driven by factors such as weakness in the health care sector due in part to policy uncertainty and company specific challenges at United Healthcare. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Health Care : $22,037	S&P Health Care Select Sector Index : $21,111	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,975.95	9,972	9,806
9/30/2015	7,679.88	8,909.98	9,174.49
12/31/2015	8,931.55	9,728.81	9,820.38
3/31/2016	7,772.07	9,191.78	9,952.95
6/30/2016	8,646.57	9,768.1	10,197.8
9/30/2016	8,873.36	9,856.99	10,590.41
12/31/2016	8,133.4	9,465.67	10,994.96
3/31/2017	9,508.74	10,255.11	11,662.36
6/30/2017	10,835.62	10,983.22	12,022.73
9/30/2017	11,588.53	11,376.42	12,561.34
12/31/2017	11,875.65	11,541.38	13,395.42
3/31/2018	11,495.8	11,395.96	13,293.61
6/30/2018	12,201.59	11,748.09	13,749.58
9/30/2018	15,783.12	13,455.09	14,809.68
12/31/2018	12,515.74	12,281.81	12,807.41
3/31/2019	14,256.27	13,091.18	14,555.62
6/30/2019	14,366.43	13,271.83	15,181.51
9/30/2019	13,400.61	12,973.22	15,439.6
12/31/2019	17,385.83	14,837.47	16,839.97
3/31/2020	12,362.49	12,957.56	13,539.33
6/30/2020	16,008.77	14,718.49	16,320.31
9/30/2020	17,795.71	15,582.47	17,777.72
12/31/2020	20,728.41	16,833.74	19,937.71
3/31/2021	21,769.25	17,369.06	21,167.87
6/30/2021	25,514.51	18,828.06	22,977.72
9/30/2021	25,999.01	19,097.3	23,110.99
12/31/2021	30,642.02	21,230.47	25,660.13
3/31/2022	27,992.97	20,682.72	24,479.77
6/30/2022	23,935.37	19,460.37	20,538.52
9/30/2022	21,131.25	18,452.32	19,536.24
12/31/2022	26,007.08	20,814.22	21,013.18
3/31/2023	23,550.48	19,917.13	22,589.17
6/30/2023	24,453.4	20,504.68	24,563.47
9/30/2023	22,714.43	19,961.31	23,760.24
12/31/2023	25,176.74	21,240.83	26,537.81
3/31/2024	29,265.59	23,120.64	29,340.21
6/30/2024	28,159.64	22,898.69	30,595.97
9/30/2024	31,041.5	24,288.64	32,398.07
12/31/2024	24,507.81	21,786.91	33,178.86
3/31/2025	27,319.29	23,211.77	31,762.12
5/31/2025	22,036.63	21,111.1	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Health Care	-19.15%	5.54%	8.22%
S&P Health Care Select Sector Index	-6.03%	6.97%	7.76%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$64,340,788
  Number of Portfolio Holdings71
  Net Investment Advisory Fees$530,198
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
S&P Health Care Select Sector Index Long Swaps	121%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	80.0%
U.S. Treasury Obligations	26.4%
Short-Term Investments	13.1%

Largest Holdings

Holdings	% of Net Assets
Eli Lilly & Co.	9.6%
Johnson & Johnson	6.2%
AbbVie, Inc.	5.5%
UnitedHealth Group, Inc.	4.6%
Abbott Laboratories	3.8%
Intuitive Surgical, Inc.	3.3%
Merck & Co., Inc.	3.2%
Boston Scientific Corp.	2.6%
Amgen, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.6%

Ultra Health Care - RXL

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXL525

Ultra High Yield

UJB - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra High Yield (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$101	0.95%

How Did the Fund Perform Last Year?

Ultra High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 12.60% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.69% and a volatility of 3.79%. The Index performance was driven by a high starting yield, slightly tighter spreads and limited duration exposure which allowed for strong income and modest price appreciation during the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra High Yield : $16,190	Markit iBoxx® $ Liquid High Yield Index : $15,577	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	9,616.42	9,828	9,891
9/30/2015	8,663.46	9,323.82	10,012.66
12/31/2015	8,391.01	9,185.83	9,955.59
3/31/2016	8,756.73	9,490.8	10,257.24
6/30/2016	9,641.81	9,943.51	10,483.93
9/30/2016	10,481.61	10,449.64	10,532.15
12/31/2016	10,618.44	10,592.8	10,218.29
3/31/2017	11,075.72	10,838.55	10,302.08
6/30/2017	11,483.67	11,062.91	10,451.46
9/30/2017	11,840.77	11,250.98	10,540.3
12/31/2017	11,796.33	11,261.1	10,581.41
3/31/2018	11,502.74	11,143.99	10,426.92
6/30/2018	11,594.63	11,297.77	10,410.24
9/30/2018	12,225	11,580.22	10,412.32
12/31/2018	11,089	11,092.69	10,583.08
3/31/2019	12,756.41	11,924.64	10,894.22
6/30/2019	13,223.59	12,213.22	11,229.77
9/30/2019	13,477.55	12,375.66	11,484.68
12/31/2019	14,065.88	12,718.46	11,505.35
3/31/2020	10,768.91	11,193.52	11,867.77
6/30/2020	12,300.53	12,061.02	12,211.94
9/30/2020	13,290.89	12,574.81	12,287.65
12/31/2020	14,810.99	13,312.96	12,369.98
3/31/2021	14,931.45	13,403.48	11,953.11
6/30/2021	15,497.26	13,717.13	12,171.85
9/30/2021	15,559.32	13,806.29	12,177.94
12/31/2021	15,757.42	13,908.45	12,179.16
3/31/2022	14,247.51	13,299.26	11,456.93
6/30/2022	11,612.56	11,983.97	10,919.6
9/30/2022	11,114.72	11,900.08	10,400.92
12/31/2022	12,088.13	12,412.97	10,595.42
3/31/2023	12,804.77	12,866.05	10,909.04
6/30/2023	12,818.96	13,023.01	10,817.41
9/30/2023	12,576.55	13,071.2	10,468.01
12/31/2023	14,220.37	14,013.63	11,181.92
3/31/2024	14,449.75	14,171.98	11,094.7
6/30/2024	14,448.39	14,333.54	11,102.47
9/30/2024	15,863.45	15,104.69	11,679.8
12/31/2024	15,582.31	15,128.86	11,322.4
3/31/2025	15,761.17	15,302.84	11,637.16
5/31/2025	16,190.2	15,576.76	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra High Yield	12.60%	5.38%	4.94%
Markit iBoxx® $ Liquid High Yield Index	9.69%	5.21%	4.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$17,916,793
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$5,089
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	74.9%
U.S. Treasury Bills	11.7%

Ultra High Yield - UJB

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UJB525

Ultra Industrials

UXI - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Industrials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$106	0.95%

How Did the Fund Perform Last Year?

Ultra Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 23.93% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 17.54% and a volatility of 20.04%. The index performance was driven in part by a rally as tariff concerns diminished, resulting in outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Industrials : $42,435	S&P Industrials Select Sector Index : $31,121	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,509.8	9,742	9,806
9/30/2015	7,923.76	9,035.71	9,174.49
12/31/2015	9,018.81	9,661.88	9,820.38
3/31/2016	9,744.23	10,170.09	9,952.95
6/30/2016	10,248.55	10,326.71	10,197.8
9/30/2016	11,095.58	10,821.36	10,590.41
12/31/2016	12,355.72	11,606.99	10,994.96
3/31/2017	13,521.94	12,207.08	11,662.36
6/30/2017	14,751.38	12,843.06	12,022.73
9/30/2017	16,390.48	13,449.26	12,561.34
12/31/2017	18,503.21	14,404.15	13,395.42
3/31/2018	17,769.07	14,222.66	13,293.61
6/30/2018	17,307.5	13,770.38	13,749.58
9/30/2018	20,388.38	15,147.42	14,809.68
12/31/2018	13,544.96	12,528.43	12,807.41
3/31/2019	18,755.06	14,683.32	14,555.62
6/30/2019	20,265.81	15,207.52	15,181.51
9/30/2019	20,225.45	15,358.07	15,439.6
12/31/2019	22,463.55	16,207.37	16,839.97
3/31/2020	11,208.96	11,823.28	13,539.33
6/30/2020	15,872.29	13,834.42	16,320.31
9/30/2020	19,394.73	15,560.95	17,777.72
12/31/2020	26,103.47	18,000.91	19,937.71
3/31/2021	30,637.83	20,054.81	21,167.87
6/30/2021	33,824.15	20,953.27	22,977.72
9/30/2021	31,124.09	20,066.95	23,110.99
12/31/2021	35,120.12	21,800.73	25,660.13
3/31/2022	29,937.92	21,286.23	24,479.77
6/30/2022	20,629.64	18,140.13	20,538.52
9/30/2022	18,692.91	17,283.91	19,536.24
12/31/2022	23,588.75	20,605.88	21,013.18
3/31/2023	24,678.31	21,320.9	22,589.17
6/30/2023	27,312.65	22,704.63	24,563.47
9/30/2023	24,041.19	21,533.07	23,760.24
12/31/2023	30,008.88	24,343.14	26,537.81
3/31/2024	36,183.95	27,013.58	29,340.21
6/30/2024	33,385.91	26,230.19	30,595.97
9/30/2024	40,510.81	29,259.77	32,398.07
12/31/2024	37,843.3	28,595.58	33,178.86
3/31/2025	36,853.12	28,541.25	31,762.12
5/31/2025	42,435.37	31,121.37	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Industrials	23.93%	22.52%	15.55%
S&P Industrials Select Sector Index	17.54%	18.06%	12.01%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$22,687,732
  Number of Portfolio Holdings85
  Net Investment Advisory Fees$66,967
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Industrials Select Sector Index Long Swaps	129%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	71.2%
U.S. Treasury Obligations	13.2%
Short-Term Investments	11.0%

Largest Holdings

Holdings	% of Net Assets
General Electric Co.	4.3%
RTX Corp.	3.0%
Uber Technologies, Inc.	2.9%
Caterpillar, Inc.	2.7%
Boeing Co. (The)	2.5%
Honeywell International, Inc.	2.4%
Union Pacific Corp.	2.2%
Automatic Data Processing, Inc.	2.2%
GE Vernova, Inc.	2.1%
Deere & Co.	2.1%

Ultra Industrials - UXI

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXI525

Ultra Materials

UYM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Materials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$87	0.95%

How Did the Fund Perform Last Year?

Ultra Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -16.48% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -3.72% and a volatility of 19.55%. The Index delivered modestly negative performance in part due to muted commodity prices and global recession concerns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Materials : $19,040	S&P Materials Select Sector Index : $21,041	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,174.26	9,608	9,806
9/30/2015	5,873.85	7,975.6	9,174.49
12/31/2015	6,976.43	8,746.84	9,820.38
3/31/2016	7,425.41	9,052.98	9,952.95
6/30/2016	7,947.03	9,415.1	10,197.8
9/30/2016	8,610.76	9,755.93	10,590.41
12/31/2016	9,570.6	10,221.28	10,994.96
3/31/2017	10,972.32	10,819.23	11,662.36
6/30/2017	11,070.02	11,165.44	12,022.73
9/30/2017	12,733.06	11,833.14	12,561.34
12/31/2017	14,445.04	12,666.19	13,395.42
3/31/2018	12,627.82	11,969.55	13,293.61
6/30/2018	13,330.85	12,266.4	13,749.58
9/30/2018	13,114.72	12,299.52	14,809.68
12/31/2018	9,393.68	10,797.74	12,807.41
3/31/2019	11,038.67	11,912.07	14,555.62
6/30/2019	11,862.82	12,656.58	15,181.51
9/30/2019	11,140.78	12,642.65	15,439.6
12/31/2019	12,590	13,435.35	16,839.97
3/31/2020	5,749.46	9,904.54	13,539.33
6/30/2020	9,195.35	12,466.84	16,320.31
9/30/2020	11,164.52	14,143.63	17,777.72
12/31/2020	14,651.35	16,184.56	19,937.71
3/31/2021	17,775.71	17,657.35	21,167.87
6/30/2021	19,124.01	18,533.16	22,977.72
9/30/2021	17,146.56	17,890.06	23,110.99
12/31/2021	22,696.78	20,609.35	25,660.13
3/31/2022	23,654.88	20,120.91	24,479.77
6/30/2022	15,403.59	16,921.68	20,538.52
9/30/2022	13,207.61	15,715.17	19,536.24
12/31/2022	17,407.93	18,080.3	21,013.18
3/31/2023	18,956.81	18,855.94	22,589.17
6/30/2023	19,737.13	19,480.07	24,563.47
9/30/2023	17,489.71	18,552.82	23,760.24
12/31/2023	20,518.27	20,348.74	26,537.81
3/31/2024	23,863.03	22,190.3	29,340.21
6/30/2024	21,305.03	21,191.73	30,595.97
9/30/2024	25,025.96	23,247.33	32,398.07
12/31/2024	18,868.24	20,390.23	33,178.86
3/31/2025	19,487.97	20,944.85	31,762.12
5/31/2025	19,040.34	21,041.2	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Materials	-16.48%	16.45%	6.65%
S&P Materials Select Sector Index	-3.72%	11.50%	7.72%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$32,902,232
  Number of Portfolio Holdings34
  Net Investment Advisory Fees$187,144
  Portfolio Turnover Rate42%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	72.0%
Short-Term Investments	15.0%
U.S. Treasury Obligations	9.1%

Largest Holdings

Holdings	% of Net Assets
Linde plc	13.3%
Sherwin-Williams Co. (The)	5.0%
Ecolab, Inc.	4.0%
Newmont Corp.	3.8%
Corteva, Inc.	3.8%
Air Products and Chemicals, Inc.	3.7%
Freeport-McMoRan, Inc.	3.3%
Vulcan Materials Co.	3.3%
Martin Marietta Materials, Inc.	3.1%
DuPont de Nemours, Inc.	2.6%

Ultra Materials - UYM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYM525

Ultra MidCap400

MVV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra MidCap400 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$91	0.95%

How Did the Fund Perform Last Year?

Ultra MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400 (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.39% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 2.17% and a volatility of 21.97%. The Index performance was driven by mid caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra MidCap400 : $23,267	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,716.49	9,868	9,821
9/30/2015	8,023.81	9,029.22	9,163.98
12/31/2015	8,368.87	9,263.98	9,767.88
3/31/2016	8,887.31	9,615.09	9,921.24
6/30/2016	9,504.56	9,998.73	10,179.19
9/30/2016	10,227.06	10,412.67	10,584.32
12/31/2016	11,705.36	11,185.29	11,041.56
3/31/2017	12,542.45	11,625.99	11,675.35
6/30/2017	12,928.02	11,855.03	12,020.94
9/30/2017	13,659.98	12,236.76	12,554.67
12/31/2017	15,299.9	13,001.56	13,374.49
3/31/2018	14,835.56	12,901.44	13,278.19
6/30/2018	15,940.87	13,454.92	13,762.85
9/30/2018	17,020.23	13,974.28	14,774.42
12/31/2018	11,374.34	11,559.52	12,710.43
3/31/2019	14,681.89	13,234.5	14,444.13
6/30/2019	15,351.87	13,638.15	15,045.01
9/30/2019	15,064.05	13,625.87	15,275.2
12/31/2019	17,072.93	14,587.86	16,637.74
3/31/2020	7,515.64	10,255.27	13,215.36
6/30/2020	10,960.6	12,723.71	15,960.19
9/30/2020	11,874.55	13,330.63	17,326.38
12/31/2020	18,118.54	16,579.3	19,620.4
3/31/2021	22,959.53	18,812.54	20,976.17
6/30/2021	24,417.73	19,497.31	22,683.63
9/30/2021	23,332.22	19,154.16	22,763.02
12/31/2021	26,885.64	20,686.49	25,200.94
3/31/2022	23,885.68	19,676.99	24,031.61
6/30/2022	16,609.15	16,642.8	20,181.75
9/30/2022	15,430.68	16,233.39	19,221.1
12/31/2022	18,338.92	17,983.34	20,718.42
3/31/2023	19,236.39	18,668.51	22,201.86
6/30/2023	20,634.01	19,573.93	24,064.6
9/30/2023	18,506.41	18,751.83	23,256.03
12/31/2023	22,434.4	20,940.17	25,995.59
3/31/2024	26,514.52	23,023.71	28,675.73
6/30/2024	24,164.18	22,229.39	29,725.26
9/30/2024	26,884.01	23,772.11	31,520.67
12/31/2024	26,433.11	23,852.94	32,220.43
3/31/2025	22,744.58	22,397.91	30,773.73
5/31/2025	23,266.52	23,074.33	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra MidCap400	-7.39%	16.50%	8.81%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$132,866,275
  Number of Portfolio Holdings410
  Net Investment Advisory Fees$963,599
  Portfolio Turnover Rate22%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
S&P MidCap 400® Long Swaps	86%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	23%
S&P Midcap 400 E-Mini Index Futures	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	17.9%
Financials	14.7%
Consumer Discretionary	10.9%
Information Technology	9.0%
Health Care	7.1%
Short-Term Investments	6.7%
Real Estate	5.6%
Materials	4.8%
Consumer Staples	4.4%
Energy	2.9%
Other	3.2%

Largest Holdings

Holdings	% of Net Assets
Interactive Brokers Group, Inc., Class A	0.7%
EMCOR Group, Inc.	0.6%
Duolingo, Inc., Class A	0.6%
RB Global, Inc.	0.6%
US Foods Holding Corp.	0.5%
Guidewire Software, Inc.	0.5%
Docusign, Inc., Class A	0.5%
Sprouts Farmers Market, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Carlisle Cos., Inc.	0.5%

Ultra MidCap400 - MVV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MVV525

Ultra MSCI Brazil Capped

UBR - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$89	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -13.34% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -0.03% and a volatility of 22.22%. Returns of the Index were flat during the full period after markets recovered from a sell off starting in late summer 2024 through the end of 2024. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra MSCI Brazil Capped : $3,224	MSCI Brazil 25/50 Index : $14,807	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000	10,000
6/30/2015	10,658.73	10,372	9,740
9/30/2015	4,565.84	6,908.79	7,996.54
12/31/2015	3,973.21	6,714.65	8,049.32
3/31/2016	5,997.21	8,594.76	8,508.93
6/30/2016	7,638.04	9,811.77	8,565.09
9/30/2016	9,344.07	10,915.6	9,338.52
12/31/2016	9,053.83	11,091.34	8,950.04
3/31/2017	11,172.26	12,191.6	9,974.82
6/30/2017	8,852.5	11,378.42	10,600.24
9/30/2017	13,022.73	13,911.25	11,436.6
12/31/2017	12,240.81	13,594.08	12,287.48
3/31/2018	14,674.36	15,029.61	12,444.76
6/30/2018	7,452.08	11,159.49	11,470.33
9/30/2018	7,891.06	11,793.35	11,345.31
12/31/2018	9,950.6	13,458.57	10,498.95
3/31/2019	11,011.59	14,562.17	11,539.39
6/30/2019	12,448.81	15,647.05	11,609.78
9/30/2019	11,206.34	14,993	11,116.37
12/31/2019	14,333.25	17,175.99	12,432.55
3/31/2020	2,564.43	8,591.43	9,498.47
6/30/2020	3,563.59	10,513.33	11,215.79
9/30/2020	3,190.61	10,203.19	12,288.02
12/31/2020	5,634.85	13,894.7	14,708.76
3/31/2021	4,418.64	12,542.75	15,045.59
6/30/2021	6,563.39	15,347.3	15,805.39
9/30/2021	3,998.73	12,296.26	14,526.73
12/31/2021	3,434.83	11,538.81	14,336.43
3/31/2022	6,098.73	15,643.17	13,337.18
6/30/2022	3,381.22	11,862.21	11,810.08
9/30/2022	3,778.51	12,821.87	10,443.65
12/31/2022	3,625.21	13,182.16	11,456.68
3/31/2023	3,298.84	12,824.92	11,910.37
6/30/2023	4,686.66	15,442.49	12,017.56
9/30/2023	4,049.31	14,878.84	11,665.45
12/31/2023	5,451.62	17,539.18	12,582.35
3/31/2024	4,557.32	16,267.59	12,845.32
6/30/2024	3,347.55	14,268.3	13,524.84
9/30/2024	3,790.32	15,322.73	14,704.21
12/31/2024	2,335.94	12,342.46	13,526.4
3/31/2025	2,991.42	14,058.06	13,922.72
5/31/2025	3,224.06	14,807.35	14,707.96

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Brazil Capped	-13.34%	0.15%	-10.70%
MSCI Brazil 25/50 Index	-0.03%	8.56%	4.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,297,035
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	39.0%
Energy	14.2%
Materials	12.1%
Utilities	11.8%
Industrials	9.9%
Consumer Staples	7.0%
Communication Services	2.1%
Health Care	1.6%
Information Technology	1.2%
Consumer Discretionary	1.1%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	50.5%
U.S. Treasury Bills	39.1%

Ultra MSCI Brazil Capped - UBR

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBR525

Ultra MSCI EAFE

EFO - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$102	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 15.47% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.33% and a volatility of 16.79%. The Index performance was driven by a protracted period of European underperformance relative to the U.S. that was broken in 2025 driven by prospects of policy reform and the end of fiscal austerity in Europe. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra MSCI EAFE : $15,096	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	9,350.45	9,717
9/30/2015	7,501.53	8,722.95
12/31/2015	7,950.92	9,133.8
3/31/2016	7,405.99	8,858.87
6/30/2016	7,205.15	8,729.54
9/30/2016	8,021.09	9,290.84
12/31/2016	7,757.55	9,224.88
3/31/2017	8,971.51	9,893.68
6/30/2017	10,060.41	10,499.18
9/30/2017	11,004.31	11,066.13
12/31/2017	11,735.58	11,534.23
3/31/2018	11,338.92	11,338.15
6/30/2018	10,753.79	11,216.83
9/30/2018	10,923.82	11,368.26
12/31/2018	8,164.18	9,942.68
3/31/2019	9,770.39	10,934.96
6/30/2019	10,300.21	11,337.36
9/30/2019	9,978.86	11,216.05
12/31/2019	11,428.61	12,132.4
3/31/2020	6,294.93	9,362.58
6/30/2020	8,163.04	10,755.73
9/30/2020	8,829.56	11,272
12/31/2020	11,691.71	13,081.16
3/31/2021	12,526.01	13,536.38
6/30/2021	13,790.23	14,236.21
9/30/2021	13,372.76	14,172.15
12/31/2021	14,015.44	14,553.38
3/31/2022	12,054.32	13,693.28
6/30/2022	8,883.91	11,706.38
9/30/2022	6,940.78	10,610.67
12/31/2022	9,251.35	12,450.55
3/31/2023	10,690.97	13,505.12
6/30/2023	11,123.2	13,903.52
9/30/2023	9,808.02	13,332.08
12/31/2023	11,709.95	14,721.29
3/31/2024	12,858.21	15,555.98
6/30/2024	12,516.13	15,507.76
9/30/2024	13,947.34	16,633.62
12/31/2024	11,484.72	15,284.64
3/31/2025	13,138.23	16,333.16
5/31/2025	15,095.78	17,863.58

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI EAFE	15.47%	14.45%	4.20%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$14,859,729
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.4%
Energy	3.1%
Other	2.0%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	38.9%
Repurchase Agreements with various counterparties	32.1%

Country Weights

Country	% of Exposure
Japan	22.0%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.2%
Other	10.3%

Ultra MSCI EAFE - EFO

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFO525

Ultra MSCI Emerging Markets

EET - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$101	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 12.19% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.04% and a volatility of 16.38%. Emerging markets saw strong performance relative to the U.S. during the first five months of 2025, driven in part by pent up valuation discount and U.S. skepticism, ultimately bringing Index performance in line with the S&P 500 for the full period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra MSCI Emerging Markets : $8,454	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	9,393.84	9,740
9/30/2015	6,293.33	7,996.54
12/31/2015	6,172.33	8,049.32
3/31/2016	6,839.35	8,508.93
6/30/2016	6,867.29	8,565.09
9/30/2016	8,066.12	9,338.52
12/31/2016	7,116.13	8,950.04
3/31/2017	8,927.74	9,974.82
6/30/2017	9,853.81	10,600.24
9/30/2017	11,441.76	11,436.6
12/31/2017	12,911.72	12,287.48
3/31/2018	13,262.51	12,444.76
6/30/2018	10,655.71	11,470.33
9/30/2018	10,278.39	11,345.31
12/31/2018	8,547.24	10,498.95
3/31/2019	10,149.07	11,539.39
6/30/2019	10,141.37	11,609.78
9/30/2019	9,059.31	11,116.37
12/31/2019	11,262.61	12,432.55
3/31/2020	5,956.88	9,498.47
6/30/2020	8,056.34	11,215.79
9/30/2020	9,674.48	12,288.02
12/31/2020	13,430.22	14,708.76
3/31/2021	14,082.32	15,045.59
6/30/2021	15,066.49	15,805.39
9/30/2021	12,439.28	14,526.73
12/31/2021	11,948.29	14,336.43
3/31/2022	9,997.96	13,337.18
6/30/2022	7,851	11,810.08
9/30/2022	5,797.69	10,443.65
12/31/2022	6,793.8	11,456.68
3/31/2023	7,158.54	11,910.37
6/30/2023	7,135.71	12,017.56
9/30/2023	6,400.99	11,665.45
12/31/2023	7,264.1	12,582.35
3/31/2024	7,401.1	12,845.32
6/30/2024	7,883.02	13,524.84
9/30/2024	8,901.83	14,704.21
12/31/2024	7,488.13	13,526.4
3/31/2025	7,996.99	13,922.72
5/31/2025	8,454.1	14,707.96

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Emerging Markets	12.19%	3.42%	-1.67%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$25,504,373
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$43,347
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	50.9%
Repurchase Agreements with various counterparties	42.2%

Country Weights

Country	% of Exposure
China	29.1%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	7.9%

Ultra MSCI Emerging Markets - EET

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EET525

Ultra MSCI Japan

EZJ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$99	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 7.78% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 11.17% and a volatility of 27.86%. The Index performance was driven by factors such as the performance of Japanese stocks which were boosted by significant yen appreciation during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra MSCI Japan : $13,596	MSCI Japan Index : $17,420	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000	10,000
6/30/2015	9,705.61	9,829	9,717
9/30/2015	7,574.45	8,669.18	8,722.95
12/31/2015	8,549.19	9,478.88	9,133.8
3/31/2016	7,422.51	8,860.86	8,858.87
6/30/2016	7,522.62	8,950.35	8,729.54
9/30/2016	8,857.23	9,720.08	9,290.84
12/31/2016	8,542.63	9,704.53	9,224.88
3/31/2017	9,420.94	10,140.26	9,893.68
6/30/2017	10,261.02	10,666.54	10,499.18
9/30/2017	10,967.63	11,090	11,066.13
12/31/2017	12,720.56	12,031.54	11,534.23
3/31/2018	12,783.65	12,047.19	11,338.15
6/30/2018	11,672.44	11,788.17	11,216.83
9/30/2018	12,443.01	12,221.98	11,368.26
12/31/2018	8,739.22	10,482.79	9,942.68
3/31/2019	10,026.71	11,180.94	10,934.96
6/30/2019	10,006.59	11,294.99	11,337.36
9/30/2019	10,651.64	11,648.52	11,216.05
12/31/2019	11,743.92	12,538.47	12,132.4
3/31/2020	7,787.73	10,433.26	9,362.58
6/30/2020	9,558.52	11,644.56	10,755.73
9/30/2020	10,961.43	12,452.69	11,272
12/31/2020	14,322.36	14,352.97	13,081.16
3/31/2021	14,581.06	14,578.32	13,536.38
6/30/2021	14,225.67	14,537.5	14,236.21
9/30/2021	15,193.62	15,200.41	14,172.15
12/31/2021	14,012	14,598.47	14,553.38
3/31/2022	11,693.58	13,633.51	13,693.28
6/30/2022	8,616.57	11,638.93	11,706.38
9/30/2022	7,185.78	10,746.22	10,610.67
12/31/2022	8,680.13	12,167.95	12,450.55
3/31/2023	9,840.78	12,921.14	13,505.12
6/30/2023	10,829.45	13,750.68	13,903.52
9/30/2023	10,032.27	13,532.05	13,332.08
12/31/2023	11,372.85	14,640.32	14,721.29
3/31/2024	13,744.02	16,176.09	15,555.98
6/30/2024	12,441.81	15,558.16	15,507.76
9/30/2024	13,209.16	16,448.09	16,633.62
12/31/2024	11,731.56	15,855.96	15,284.64
3/31/2025	11,976.91	15,909.87	16,333.16
5/31/2025	13,596.45	17,419.72	17,863.58

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Japan	7.78%	7.13%	3.12%
MSCI Japan Index	11.17%	8.38%	5.70%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$6,388,822
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
iShares® MSCI Japan ETF Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.0%
Consumer Discretionary	18.0%
Financials	16.5%
Information Technology	13.3%
Communication Services	8.0%
Health Care	7.3%
Consumer Staples	5.4%
Materials	3.5%
Real Estate	2.3%
Utilities	1.0%
Other	0.7%

Largest Holdings

Holdings	% of Net Assets
iShares MSCI Japan ETF	53.7%
Repurchase Agreements with various counterparties	10.2%
U.S. Treasury Bills	7.8%

Ultra MSCI Japan - EZJ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EZJ525

Ultra Nasdaq Biotechnology

BIB - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$85	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -21.93% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -6.52% and a volatility of 22.79%. The Index performance was driven by biotech performance which was hampered by post-covid cooling and geopolitical and policy uncertainty. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Nasdaq Biotechnology : $4,946	Nasdaq Biotechnology® Index : $11,378	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,184.7	10,117	9,760	9,844
9/30/2015	6,606.51	8,303.02	9,308.11	9,146.06
12/31/2015	8,060.21	9,284.44	10,258.47	9,942.68
3/31/2016	4,615.01	7,160.16	10,047.15	9,701.08
6/30/2016	4,388.74	7,079.97	9,932.61	9,678.76
9/30/2016	5,472.24	7,964.96	10,996.39	10,648.57
12/31/2016	4,495.15	7,303.07	11,005.19	10,825.34
3/31/2017	5,446.66	8,094.73	12,335.71	11,921.95
6/30/2017	6,024.05	8,569.89	12,852.58	12,417.9
9/30/2017	6,909.56	9,233.2	13,645.59	13,170.43
12/31/2017	6,327.27	8,883.26	14,636.26	14,033.09
3/31/2018	6,192.84	8,888.59	15,097.3	14,396.55
6/30/2018	6,453.77	9,162.36	16,194.87	15,348.16
9/30/2018	7,866.33	10,188.54	17,589.25	16,485.46
12/31/2018	4,784.99	8,095.81	14,641.29	13,635.12
3/31/2019	6,252.69	9,353.9	17,114.21	15,927.18
6/30/2019	5,850.69	9,143.44	17,841.56	16,543.57
9/30/2019	4,804.05	8,355.28	18,071.71	16,573.34
12/31/2019	6,962.97	10,128.27	20,419.23	18,640.04
3/31/2020	5,244.19	9,088.09	18,318.09	16,039.76
6/30/2020	8,193.64	11,532.79	23,868.47	21,004.06
9/30/2020	7,905.01	11,438.22	26,880.67	23,364.92
12/31/2020	9,730.13	12,805.09	30,399.36	27,016.85
3/31/2021	9,424.59	12,734.66	30,934.38	27,813.85
6/30/2021	11,095.81	13,899.88	34,454.72	30,506.23
9/30/2021	10,696.4	13,749.76	34,830.27	30,436.07
12/31/2021	9,154.98	12,807.9	38,759.13	33,007.91
3/31/2022	6,975.69	11,313.22	35,305.69	30,053.7
6/30/2022	5,464.41	10,206.79	27,432.52	23,357.74
9/30/2022	5,369.81	10,277.22	26,220	22,444.45
12/31/2022	6,533.38	11,511.51	26,209.52	22,267.14
3/31/2023	6,121.26	11,296.24	31,653.23	26,063.69
6/30/2023	5,865.9	11,188.93	36,524.66	29,465
9/30/2023	5,423.65	10,873.4	35,480.06	28,304.08
12/31/2023	6,449.79	12,042.29	40,660.15	32,207.21
3/31/2024	6,502.84	12,232.56	44,205.71	35,205.7
6/30/2024	6,726.1	12,581.19	47,764.27	38,187.62
9/30/2024	7,259.11	13,221.57	48,776.87	39,241.6
12/31/2024	5,804.84	11,974.78	51,181.57	41,733.45
3/31/2025	5,530.59	11,817.91	47,051.22	37,451.59
5/31/2025	4,945.59	11,378.28	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Nasdaq Biotechnology	-21.93%	-9.14%	-6.80%
Nasdaq Biotechnology® Index	-6.52%	0.06%	1.29%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$44,300,168
  Number of Portfolio Holdings274
  Net Investment Advisory Fees$375,297
  Portfolio Turnover Rate28%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Nasdaq Biotechnology Index® Long Swaps	127%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	74.0%
U.S. Treasury Obligations	31.0%
Short-Term Investments	19.7%
Other	3.1%

Largest Holdings

Holdings	% of Net Assets
Gilead Sciences, Inc.	6.4%
Amgen, Inc.	6.2%
Vertex Pharmaceuticals, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	4.4%
AstraZeneca plc (ADR)	3.5%
Alnylam Pharmaceuticals, Inc.	3.3%
Biogen, Inc.	1.6%
Argenx SE (ADR)	1.5%
United Therapeutics Corp.	1.2%
Royalty Pharma plc, Class A	1.2%

Ultra Nasdaq Biotechnology - BIB

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIB525

Ultra Nasdaq Cloud Computing

SKYU - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$114	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cloud Computing (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 40.55% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 28.45% and a volatility of 30.36%. The index performance was driven in part by AI demand and overall strength in the tech sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Nasdaq Cloud Computing : $7,649	ISE CTA Cloud Computing Index : $12,050	Nasdaq-100® Index : $17,039	Nasdaq Composite Index : $14,972
1/19/2021	10,000	10,000	10,000	10,000
3/31/2021	9,403.78	9,798	10,089	10,053
6/30/2021	11,426.46	10,854	11,237	11,026
9/30/2021	11,241.58	10,817	11,360	11,000
12/31/2021	10,905.86	10,762	12,641	11,930
3/31/2022	7,891.35	9,358	11,515	10,862
6/30/2022	3,893.5	6,817	8,947	8,442
9/30/2022	3,103.58	6,246	8,551	8,112
12/31/2022	2,645.92	5,968	8,548	8,048
3/31/2023	3,430.29	6,948	10,323	9,420
6/30/2023	4,296.12	7,897	11,912	10,649
9/30/2023	4,179.07	7,900	11,593	10,230
12/31/2023	5,420.76	9,133	13,286	11,641
3/31/2024	6,277.03	9,981	14,444	12,724
6/30/2024	6,116.87	9,981	15,607	13,802
9/30/2024	6,817.27	10,697	15,938	14,183
12/31/2024	8,965.75	12,464	16,723	15,084
3/31/2025	6,371.19	10,713	15,374	13,536
5/31/2025	7,649.3	12,050	17,039	14,972

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing	40.55%	-5.96%
ISE CTA Cloud Computing Index	28.45%	4.37%
Nasdaq-100® Index	16.02%	12.94%
Nasdaq Composite Index	15.02%	9.69%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the ISE CTA Cloud Computing Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$2,594,196
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate61%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
ISE Cloud Computing Index Long Swaps	132%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	58.6%
Communication Services	4.6%
Consumer Discretionary	2.7%
Industrials	1.0%
Short-Term Investments	0.8%
Health Care	0.6%
Financials	0.5%
Other	0.8%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	3.2%
International Business Machines Corp.	2.8%
Pure Storage, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.8%
Nutanix, Inc., Class A	2.8%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.7%
Arista Networks, Inc.	2.6%
Cloudflare, Inc., Class A	2.1%
Rubrik, Inc., Class A	2.0%

Ultra Nasdaq Cloud Computing - SKYU

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKYU525

Ultra Nasdaq Cybersecurity

UCYB - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$123	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cybersecurity (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 58.85% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 35.35% and a volatility of 23.20%. The index performance was driven by growth in AI and strength in the tech sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Nasdaq Cybersecurity : $14,752	Nasdaq CTA Cybersecurity Index℠ : $16,595	Nasdaq-100® Index : $17,039	Nasdaq Composite Index : $14,972
1/19/2021	10,000	10,000	10,000	10,000
3/31/2021	8,357.13	9,233	10,089	10,053
6/30/2021	10,346.35	10,368	11,237	11,026
9/30/2021	11,111.39	10,842	11,360	11,000
12/31/2021	12,943.82	11,781	12,641	11,930
3/31/2022	12,700.1	11,890	11,515	10,862
6/30/2022	6,919.83	9,043	8,947	8,442
9/30/2022	6,069.96	8,678	8,551	8,112
12/31/2022	5,848.48	8,732	8,548	8,048
3/31/2023	6,855.65	9,658	10,323	9,420
6/30/2023	7,493.26	10,308	11,912	10,649
9/30/2023	7,259.79	10,342	11,593	10,230
12/31/2023	9,946.65	12,289	13,286	11,641
3/31/2024	10,577.83	12,909	14,444	12,724
6/30/2024	10,331.1	12,945	15,607	13,802
9/30/2024	11,065.95	13,634	15,938	14,183
12/31/2024	12,367.25	14,623	16,723	15,084
3/31/2025	11,797.1	14,551	15,374	13,536
5/31/2025	14,752.19	16,595	17,039	14,972

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity	58.85%	9.32%
Nasdaq CTA Cybersecurity Index℠	35.35%	12.31%
Nasdaq-100® Index	16.02%	12.94%
Nasdaq Composite Index	15.02%	9.69%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq CTA Cybersecurity IndexSM are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$4,545,517
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	65.9%
Technology Hardware & Equipment	11.1%
Semiconductors & Semiconductor	8.9%
Commercial & Professional Services	8.5%
Capital Goods	5.6%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	54.0%

Ultra Nasdaq Cybersecurity - UCYB

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCYB525

Ultra QQQ

QLD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra QQQ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$104	0.95%

How Did the Fund Perform Last Year?

Ultra QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 18.10% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 16.02% and a volatility of 25.59%. The Index delivered strong performance for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra QQQ : $110,332	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	9,496.95	9,760	9,844
9/30/2015	8,470.37	9,308.11	9,146.06
12/31/2015	10,176.46	10,258.47	9,942.68
3/31/2016	9,592.36	10,047.15	9,701.08
6/30/2016	9,268.42	9,932.61	9,678.76
9/30/2016	11,272.31	10,996.39	10,648.57
12/31/2016	11,194.91	11,005.19	10,825.34
3/31/2017	13,967.6	12,335.71	11,921.95
6/30/2017	15,016.83	12,852.58	12,417.9
9/30/2017	16,751.36	13,645.59	13,170.43
12/31/2017	19,093.25	14,636.26	14,033.09
3/31/2018	19,867.26	15,097.3	14,396.55
6/30/2018	22,511.53	16,194.87	15,348.16
9/30/2018	26,207.58	17,589.25	16,485.46
12/31/2018	17,492.09	14,641.29	13,635.12
3/31/2019	23,459.65	17,114.21	15,927.18
6/30/2019	25,066.08	17,841.56	16,543.57
9/30/2019	25,247.52	18,071.71	16,573.34
12/31/2019	31,848.45	20,419.23	18,640.04
3/31/2020	23,417.31	18,318.09	16,039.76
6/30/2020	38,626.98	23,868.47	21,004.06
9/30/2020	47,889	26,880.67	23,364.92
12/31/2020	60,204.24	30,399.36	27,016.85
3/31/2021	61,143.71	30,934.38	27,813.85
6/30/2021	75,016.72	34,454.72	30,506.23
9/30/2021	76,042.58	34,830.27	30,436.07
12/31/2021	92,909.95	38,759.13	33,007.91
3/31/2022	74,871.3	35,305.69	30,053.7
6/30/2022	43,231.6	27,432.52	23,357.74
9/30/2022	38,292.08	26,220	22,444.45
12/31/2022	36,706.94	26,209.52	22,267.14
3/31/2023	51,948.6	31,653.23	26,063.69
6/30/2023	67,496.17	36,524.66	29,465
9/30/2023	62,170.9	35,480.06	28,304.08
12/31/2023	79,683.64	40,660.15	32,207.21
3/31/2024	91,925.19	44,205.71	35,205.7
6/30/2024	104,849.56	47,764.27	38,187.62
9/30/2024	105,904.29	48,776.87	39,241.6
12/31/2024	113,802.74	51,181.57	41,733.45
3/31/2025	93,506.3	47,051.22	37,451.59
5/31/2025	110,331.75	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra QQQ	18.10%	26.25%	27.14%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$7,681,861,069
  Number of Portfolio Holdings124
  Net Investment Advisory Fees$50,221,341
  Portfolio Turnover Rate16%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Nasdaq-100 Index® Long Swaps	90%
PowerShares QQQ Trust℠, Series 1 Long Swaps	24%
Nasdaq 100 E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	39.3%
U.S. Treasury Obligations	16.7%
Communication Services	11.9%
Consumer Discretionary	10.7%
Consumer Staples	4.4%
Health Care	3.9%
Industrials	3.7%
Utilities	1.1%
Short-Term Investments	1.1%
Materials	1.1%
Other	0.7%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	6.6%
NVIDIA Corp.	6.4%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Netflix, Inc.	2.5%
Tesla, Inc.	2.4%
Costco Wholesale Corp.	2.2%
Alphabet, Inc., Class A	2.0%

Ultra QQQ - QLD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QLD525

Ultra Real Estate

URE - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Real Estate (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$103	0.95%

How Did the Fund Perform Last Year?

Ultra Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 17.15% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.74% and a volatility of 18.17%. The Index performance was driven by factors such as a post liberation day rally that helped the real estate sector shrug off higher interest rates and preserve gains from 2024. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Real Estate : $14,172	S&P Real Estate Select Sector Index : $19,879	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,141.56	9,581	9,806
9/30/2015	9,105.13	9,798.49	9,174.49
12/31/2015	10,362.96	10,649	9,820.38
3/31/2016	11,285.34	11,120.75	9,952.95
6/30/2016	12,758.18	11,754.63	10,197.8
9/30/2016	12,338.95	11,508.96	10,590.41
12/31/2016	11,438.7	11,001.41	10,994.96
3/31/2017	12,082.15	11,390.86	11,662.36
6/30/2017	12,620.47	11,705.25	12,022.73
9/30/2017	12,785.75	11,814.11	12,561.34
12/31/2017	13,334.01	12,194.52	13,395.42
3/31/2018	11,615.91	11,582.36	13,293.61
6/30/2018	13,324.92	12,292.36	13,749.58
9/30/2018	13,310.07	12,398.07	14,809.68
12/31/2018	11,529.47	11,923.23	12,807.41
3/31/2019	15,587.88	14,014.56	14,555.62
6/30/2019	15,897.95	14,359.32	15,181.51
9/30/2019	18,089.08	15,466.42	15,439.6
12/31/2019	18,146.75	15,384.45	16,839.97
3/31/2020	9,087.97	12,429.1	13,539.33
6/30/2020	11,133.6	14,072.22	16,320.31
9/30/2020	11,416.61	14,342.41	17,777.72
12/31/2020	13,076.02	15,063.83	19,937.71
3/31/2021	15,010.58	16,422.59	21,167.87
6/30/2021	18,557.33	18,572.31	22,977.72
9/30/2021	18,876.39	18,735.75	23,110.99
12/31/2021	24,515.91	22,021.99	25,660.13
3/31/2022	21,119.87	20,652.23	24,479.77
6/30/2022	15,044.07	17,612.22	20,538.52
9/30/2022	11,797.46	15,669.59	19,536.24
12/31/2022	12,405.83	16,268.17	21,013.18
3/31/2023	12,337.29	16,585.4	22,589.17
6/30/2023	12,467.28	16,885.59	24,563.47
9/30/2023	10,096.75	15,382.78	23,760.24
12/31/2023	13,789.97	18,279.35	26,537.81
3/31/2024	13,323.96	18,178.82	29,340.21
6/30/2024	12,511.95	17,831.6	30,595.97
9/30/2024	16,785.24	20,893.29	32,398.07
12/31/2024	13,887.96	19,234.36	33,178.86
3/31/2025	14,573.4	19,922.95	31,762.12
5/31/2025	14,171.56	19,879.12	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Real Estate	17.15%	5.65%	3.55%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$61,667,062
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$411,184
  Portfolio Turnover Rate5%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Real Estate Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	73.4%
U.S. Treasury Obligations	15.0%
Short-Term Investments	13.6%

Largest Holdings

Holdings	% of Net Assets
Prologis, Inc.	6.9%
American Tower Corp.	6.9%
Welltower, Inc.	6.4%
Equinix, Inc.	5.9%
Digital Realty Trust, Inc.	3.7%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.4%
Public Storage	3.3%
Crown Castle, Inc.	3.0%
CBRE Group, Inc., Class A	2.5%

Ultra Real Estate - URE

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URE525

Ultra Russell2000

UWM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Russell2000 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$90	0.95%

How Did the Fund Perform Last Year?

Ultra Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -9.69% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 1.19% and a volatility of 24.70%. The Index performance was driven by small caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Russell2000 : $14,751	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	10,127.08	10,075	9,833
9/30/2015	7,762.23	8,874.06	9,120.11
12/31/2015	8,242.2	9,192.64	9,691.94
3/31/2016	7,867.63	9,052.91	9,785.95
6/30/2016	8,378.48	9,396.02	10,043.32
9/30/2016	9,881.87	10,246.36	10,485.23
12/31/2016	11,598.08	11,151.11	10,926.65
3/31/2017	12,070.68	11,426.54	11,553.84
6/30/2017	12,563.66	11,707.63	11,902.77
9/30/2017	13,915.68	12,371.46	12,446.73
12/31/2017	14,734.82	12,784.66	13,235.85
3/31/2018	14,482.71	12,774.44	13,151.14
6/30/2018	16,618.54	13,764.45	13,662.72
9/30/2018	17,645.28	14,257.22	14,635.51
12/31/2018	10,940.8	11,377.26	12,542.63
3/31/2019	14,134.17	13,036.07	14,303.61
6/30/2019	14,499.48	13,309.83	14,890.06
9/30/2019	13,579.11	12,990.39	15,062.79
12/31/2019	16,244.89	14,281.63	16,433.5
3/31/2020	6,943.83	9,910.03	12,998.9
6/30/2020	10,271.89	12,429.15	15,862.56
9/30/2020	11,149.27	13,041.91	17,323.5
12/31/2020	18,928.46	17,133.16	19,866.59
3/31/2021	23,512.98	19,309.07	21,128.11
6/30/2021	25,274.95	20,137.43	22,869.07
9/30/2021	22,829.22	19,259.44	22,846.2
12/31/2021	23,458.38	19,671.59	24,966.33
3/31/2022	19,623.59	18,190.32	23,648.11
6/30/2022	13,028.58	15,061.58	19,698.87
9/30/2022	12,134.35	14,731.74	18,820.3
12/31/2022	13,213.52	15,649.52	20,171.6
3/31/2023	13,524.38	16,078.32	21,619.92
6/30/2023	14,594.33	16,916	23,433.83
9/30/2023	12,843.77	16,048.21	22,672.23
12/31/2023	16,180.41	18,299.77	25,408.77
3/31/2024	17,423.28	19,247.7	27,954.73
6/30/2024	15,921.41	18,616.38	28,854.87
9/30/2024	18,414.59	20,342.12	30,652.53
12/31/2024	18,037.64	20,409.24	31,458.69
3/31/2025	14,424.67	18,474.45	29,973.84
5/31/2025	14,750.73	19,012.05	31,661.37

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Russell2000	-9.69%	8.64%	3.96%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$309,292,414
  Number of Portfolio Holdings1,951
  Net Investment Advisory Fees$2,225,220
  Portfolio Turnover Rate66%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Russell 2000® Index Long Swaps	112%
Russell 2000 E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	16.2%
Financials	15.4%
Industrials	14.4%
Short-Term Investments	14.0%
Health Care	12.6%
Information Technology	10.5%
Consumer Discretionary	7.5%
Real Estate	4.8%
Energy	3.7%
Materials	3.2%
Other	8.1%

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.6%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Carpenter Technology Corp.	0.4%
Hims & Hers Health, Inc.	0.4%
Rocket Lab Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Credo Technology Group Holding Ltd.	0.3%
HealthEquity, Inc.	0.3%

Ultra Russell2000 - UWM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UWM525

Ultra S&P500®

SSO - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra S&P500® (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$94	0.87%

How Did the Fund Perform Last Year?

Ultra S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500 (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 16.03% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.52% and a volatility of 19.73%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra S&P500® : $55,677	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	9,591.07	9,806
9/30/2015	8,273.7	9,174.49
12/31/2015	9,394.03	9,820.38
3/31/2016	9,532.1	9,952.95
6/30/2016	9,919.72	10,197.8
9/30/2016	10,628.78	10,590.41
12/31/2016	11,389.08	10,994.96
3/31/2017	12,726.48	11,662.36
6/30/2017	13,429.56	12,022.73
9/30/2017	14,547.64	12,561.34
12/31/2017	16,423.24	13,395.42
3/31/2018	15,886.9	13,293.61
6/30/2018	16,786.71	13,749.58
9/30/2018	19,267.09	14,809.68
12/31/2018	14,052.07	12,807.41
3/31/2019	17,877.91	14,555.62
6/30/2019	19,178.18	15,181.51
9/30/2019	19,547.4	15,439.6
12/31/2019	23,010.66	16,839.97
3/31/2020	13,593.58	13,539.33
6/30/2020	19,152.2	16,320.31
9/30/2020	22,491.96	17,777.72
12/31/2020	27,980.44	19,937.71
3/31/2021	31,241.18	21,167.87
6/30/2021	36,545.35	22,977.72
9/30/2021	36,712.5	23,110.99
12/31/2021	44,847.34	25,660.13
3/31/2022	40,190.03	24,479.77
6/30/2022	27,537.03	20,538.52
9/30/2022	24,378.16	19,536.24
12/31/2022	27,385.47	21,013.18
3/31/2023	30,927.95	22,589.17
6/30/2023	35,837.26	24,563.47
9/30/2023	32,863.16	23,760.24
12/31/2023	40,112.23	26,537.81
3/31/2024	48,003.75	29,340.21
6/30/2024	51,185.9	30,595.97
9/30/2024	56,014.43	32,398.07
12/31/2024	57,574.66	33,178.86
3/31/2025	51,622.43	31,762.12
5/31/2025	55,677.1	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra S&P500®	16.03%	24.53%	18.73%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,622,093,616
  Number of Portfolio Holdings523
  Net Investment Advisory Fees$38,815,469
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
S&P 500® Long Swaps	88%
SPDR® S&P 500® ETF Trust Long Swaps	20%
S&P 500 E-Mini Index Futures	11%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	25.4%
U.S. Treasury Obligations	14.1%
Financials	11.5%
Consumer Discretionary	8.6%
Communication Services	7.7%
Health Care	7.7%
Industrials	7.0%
Consumer Staples	4.8%
Energy	2.4%
Utilities	2.0%
Other	4.4%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	5.5%
NVIDIA Corp.	5.3%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class C	1.3%

Ultra S&P500® - SSO

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSO525

Ultra Semiconductors

USD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Semiconductors (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$92	0.95%

How Did the Fund Perform Last Year?

Ultra Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -6.14% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 13.59% and a volatility of 50.42%. The Index performance was driven by AI demand and overall strength in the tech sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Semiconductors : $265,880	Dow Jones U.S. Semiconductors Index℠ : $113,232	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	8,215.56	9,085	9,806
9/30/2015	6,700.65	8,304.6	9,174.49
12/31/2015	8,366.17	9,346.83	9,820.38
3/31/2016	8,045.47	9,269.25	9,952.95
6/30/2016	8,566.45	9,642.8	10,197.8
9/30/2016	12,038.43	11,500.96	10,590.41
12/31/2016	13,231.22	12,145.02	10,994.96
3/31/2017	15,321.35	13,132.41	11,662.36
6/30/2017	15,665.87	13,384.55	12,022.73
9/30/2017	19,873.18	15,182.1	12,561.34
12/31/2017	23,939.25	16,782.29	13,395.42
3/31/2018	26,410.6	17,923.48	13,293.61
6/30/2018	25,464.98	17,819.53	13,749.58
9/30/2018	26,570.94	18,361.24	14,809.68
12/31/2018	17,649.2	15,324.29	12,807.41
3/31/2019	24,779.05	18,424.4	14,555.62
6/30/2019	24,708.85	18,658.39	15,181.51
9/30/2019	26,927.18	19,753.63	15,439.6
12/31/2019	36,936.37	23,364.6	16,839.97
3/31/2020	22,990.16	19,899.63	13,539.33
6/30/2020	36,464.97	25,728.23	16,320.31
9/30/2020	45,884.17	29,242.71	17,777.72
12/31/2020	62,228.05	34,421.59	19,937.71
3/31/2021	71,965.46	37,836.21	21,167.87
6/30/2021	86,690.06	41,949.01	22,977.72
9/30/2021	82,323.55	41,198.12	23,110.99
12/31/2021	126,850.85	51,930.23	25,660.13
3/31/2022	95,679.68	46,513.91	24,479.77
6/30/2022	45,615.65	33,234.19	20,538.52
9/30/2022	34,382.38	29,614.98	19,536.24
12/31/2022	39,876.62	33,008.86	21,013.18
3/31/2023	69,643.66	44,717.1	22,589.17
6/30/2023	101,787.49	55,243.51	24,563.47
9/30/2023	92,725.94	53,713.27	23,760.24
12/31/2023	131,270.95	65,009.16	26,537.81
3/31/2024	239,347.03	89,920.68	29,340.21
6/30/2024	336,003.12	109,469.43	30,595.97
9/30/2024	289,083.64	106,316.71	32,398.07
12/31/2024	314,428.16	113,184.77	33,178.86
3/31/2025	194,102.8	93,003.93	31,762.12
5/31/2025	265,880.18	113,232.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Semiconductors	-6.14%	51.55%	38.83%
Dow Jones U.S. Semiconductors Index℠	13.59%	35.87%	27.44%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,005,563,888
  Number of Portfolio Holdings46
  Net Investment Advisory Fees$8,175,155
  Portfolio Turnover Rate205%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	66.9%
U.S. Treasury Obligations	27.3%
Short-Term Investments	7.7%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	37.8%
Broadcom, Inc.	13.0%
Advanced Micro Devices, Inc.	2.1%
Texas Instruments, Inc.	1.9%
QUALCOMM, Inc.	1.8%
Applied Materials, Inc.	1.5%
Analog Devices, Inc.	1.2%
Micron Technology, Inc.	1.2%
Lam Research Corp.	1.2%
KLA Corp.	1.2%

Ultra Semiconductors - USD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

USD525

Ultra SmallCap600

SAA - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$88	0.95%

How Did the Fund Perform Last Year?

Ultra SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -14.88% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -1.75% and a volatility of 24.32%. The Index performance was driven by small caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra SmallCap600 : $17,846	S&P SmallCap 600® Index : $20,999	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,183.62	10,103	9,821
9/30/2015	8,291.82	9,166.45	9,163.98
12/31/2015	8,826.95	9,507.44	9,767.88
3/31/2016	9,162.55	9,760.34	9,921.24
6/30/2016	9,689	10,100	10,179.19
9/30/2016	11,031.77	10,827.2	10,584.32
12/31/2016	13,477.67	12,032.27	11,041.56
3/31/2017	13,629.9	12,159.81	11,675.35
6/30/2017	13,958.22	12,367.74	12,020.94
9/30/2017	15,521.25	13,104.86	12,554.67
12/31/2017	16,615.29	13,623.81	13,374.49
3/31/2018	16,545.77	13,701.47	13,278.19
6/30/2018	19,330.97	14,903.09	13,762.85
9/30/2018	20,958.45	15,605.02	14,774.42
12/31/2018	13,028.17	12,468.41	12,710.43
3/31/2019	15,948.67	13,916	14,444.13
6/30/2019	16,260.79	14,176.23	15,045.01
9/30/2019	15,903.59	14,147.87	15,275.2
12/31/2019	18,399.46	15,309.41	16,637.74
3/31/2020	7,429	10,312.42	13,215.36
6/30/2020	10,247.13	12,574.97	15,960.19
9/30/2020	10,727.63	12,973.59	17,326.38
12/31/2020	18,143.47	17,035.63	19,620.4
3/31/2021	24,847.29	20,142.92	20,976.17
6/30/2021	26,807.93	21,051.37	22,683.63
9/30/2021	24,982.3	20,453.51	22,763.02
12/31/2021	27,488.96	21,607.09	25,200.94
3/31/2022	24,072.06	20,392.77	24,031.61
6/30/2022	17,285.11	17,515.35	20,181.75
9/30/2022	15,171.59	16,604.55	19,221.1
12/31/2022	17,534.72	18,130.51	20,718.42
3/31/2023	17,936.57	18,596.46	22,201.86
6/30/2023	18,671.28	19,225.03	24,064.6
9/30/2023	16,501.1	18,277.23	23,256.03
12/31/2023	21,187.09	21,040.75	25,995.59
3/31/2024	21,686.88	21,558.35	28,675.73
6/30/2024	19,885.06	20,887.89	29,725.26
9/30/2024	23,375.88	23,003.83	31,520.67
12/31/2024	22,487.94	22,870.41	32,220.43
3/31/2025	18,208.87	20,828.08	30,773.73
5/31/2025	17,846.19	20,998.87	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra SmallCap600	-14.88%	12.89%	5.96%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$27,070,037
  Number of Portfolio Holdings610
  Net Investment Advisory Fees$114,036
  Portfolio Turnover Rate38%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
S&P SmallCap 600® Long Swaps	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	15.6%
Industrials	15.5%
Short-Term Investments	14.0%
Consumer Discretionary	11.0%
Information Technology	10.0%
U.S. Treasury Obligations	9.6%
Health Care	9.0%
Real Estate	6.4%
Materials	4.0%
Energy	3.2%
Other	7.2%

Largest Holdings

Holdings	% of Net Assets
Mr Cooper Group, Inc.	0.5%
Brinker International, Inc.	0.5%
Badger Meter, Inc.	0.5%
BorgWarner, Inc.	0.5%
Corcept Therapeutics, Inc.	0.5%
Qorvo, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Armstrong World Industries, Inc.	0.4%
Dycom Industries, Inc.	0.4%
Stride, Inc.	0.4%

Ultra SmallCap600 - SAA

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SAA525

Ultra Technology

ROM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Technology (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$97	0.95%

How Did the Fund Perform Last Year?

Ultra Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 5.23% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 10.84% and a volatility of 30.46%. The Index performance was driven by factors such as strong AI and Tech demand which drove performance during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Technology : $123,860	S&P Technology Select Sector Index : $61,080	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	9,104.15	9,594	9,830
9/30/2015	8,065.18	9,208.32	9,115.36
12/31/2015	9,393.44	10,032.47	9,688.72
3/31/2016	9,580.01	10,440.79	9,778.82
6/30/2016	8,974.21	10,263.29	10,035.03
9/30/2016	11,474.14	11,358.39	10,481.58
12/31/2016	11,683.39	11,538.99	10,915.52
3/31/2017	14,768.39	12,792.12	11,547.53
6/30/2017	15,724.57	13,192.51	11,895.11
9/30/2017	18,059.69	14,308.6	12,438.72
12/31/2017	21,171.71	15,526.26	13,226.09
3/31/2018	22,251.59	15,961	13,146.73
6/30/2018	24,769.6	17,006.44	13,655.51
9/30/2018	29,087.29	18,513.21	14,626.42
12/31/2018	19,047.15	15,303.02	12,526.06
3/31/2019	26,710.22	18,342.2	14,284.72
6/30/2019	28,475.24	19,453.74	14,868.97
9/30/2019	29,820.43	20,103.49	15,038.47
12/31/2019	38,511.48	22,998.4	16,397.95
3/31/2020	26,952.88	20,254.69	12,960.94
6/30/2020	45,226.37	26,438.44	15,824.01
9/30/2020	55,211.25	29,597.84	17,259.25
12/31/2020	69,456.96	33,093.34	19,806.72
3/31/2021	72,794	33,808.16	21,084.25
6/30/2021	93,278.62	37,716.38	22,832.13
9/30/2021	96,375.07	38,221.78	22,804.74
12/31/2021	123,388.94	44,581.89	24,889.09
3/31/2022	96,694.14	40,787.97	23,545.08
6/30/2022	55,465.78	32,764.98	19,580.09
9/30/2022	45,887.22	30,681.12	18,687.23
12/31/2022	44,648.91	32,258.13	20,028.98
3/31/2023	67,395.99	39,242.02	21,479.08
6/30/2023	87,434.48	45,300.99	23,281.17
9/30/2023	76,010.42	42,786.78	22,515.22
12/31/2023	102,730.51	50,364.32	25,246.32
3/31/2024	117,860.67	54,650.32	27,783.57
6/30/2024	135,809.77	59,437.69	28,683.76
9/30/2024	130,527.43	59,449.58	30,450.68
12/31/2024	135,315.41	61,316.3	31,275.89
3/31/2025	103,709.91	54,565.37	29,752.76
5/31/2025	123,859.74	61,080.48	31,442.71

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Technology	5.23%	25.31%	28.62%
S&P Technology Select Sector Index	10.84%	19.86%	19.82%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$631,247,184
  Number of Portfolio Holdings81
  Net Investment Advisory Fees$5,116,818
  Portfolio Turnover Rate69%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Technology Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	74.4%
U.S. Treasury Obligations	19.7%
Short-Term Investments	6.4%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	10.7%
NVIDIA Corp.	10.3%
Apple, Inc.	9.4%
Broadcom, Inc.	3.8%
Palantir Technologies, Inc., Class A	2.2%
Oracle Corp.	2.2%
Salesforce, Inc.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	1.9%
Intuit, Inc.	1.7%

Ultra Technology - ROM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ROM525

Ultra Utilities

UPW - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Utilities (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$106	0.95%

How Did the Fund Perform Last Year?

Ultra Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 22.42% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 16.23% and a volatility of 17.41%. For the period, the Fund had an average statistical correlation of over 0.99 to twice that of the return of the Index. The index performance was driven by a very strong post liberation day rally that preserved earlier gains which were driven in part by lower interest rates in 2024. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Utilities : $30,474	S&P Utilities Select Sector Index : $25,813	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	8,785.99	9,400	9,830
9/30/2015	9,575.76	9,909.48	9,115.36
12/31/2015	9,790.45	10,016.5	9,688.72
3/31/2016	12,967.52	11,576.07	9,778.82
6/30/2016	14,718.35	12,362.09	10,035.03
9/30/2016	12,899.45	11,631.49	10,481.58
12/31/2016	12,853.13	11,648.93	10,915.52
3/31/2017	14,406	12,394.47	11,547.53
6/30/2017	14,923.49	12,668.38	11,895.11
9/30/2017	15,706.51	13,033.23	12,438.72
12/31/2017	15,717.33	13,058	13,226.09
3/31/2018	14,498.93	12,629.69	13,146.73
6/30/2018	15,617.51	13,102.05	13,655.51
9/30/2018	16,191.46	13,415.18	14,626.42
12/31/2018	16,140.94	13,597.63	12,526.06
3/31/2019	19,524.86	15,071.61	14,284.72
6/30/2019	20,523.54	15,596.11	14,868.97
9/30/2019	23,992.39	17,051.22	15,038.47
12/31/2019	23,880.58	17,179.11	16,397.95
3/31/2020	15,804.99	14,863.36	12,960.94
6/30/2020	15,884.98	15,269.13	15,824.01
9/30/2020	17,326.91	16,206.66	17,259.25
12/31/2020	19,733.33	17,266.57	19,806.72
3/31/2021	20,745.56	17,750.04	21,084.25
6/30/2021	20,352.86	17,677.26	22,832.13
9/30/2021	20,639.29	17,991.92	22,804.74
12/31/2021	26,173.59	20,318.27	24,889.09
3/31/2022	28,229.38	21,287.45	23,545.08
6/30/2022	25,032.09	20,203.92	19,580.09
9/30/2022	21,679.15	18,993.71	18,687.23
12/31/2022	24,979.61	20,634.76	20,028.98
3/31/2023	22,861.5	19,966.2	21,479.08
6/30/2023	21,224.19	19,461.05	23,281.17
9/30/2023	17,002.02	17,660.91	22,515.22
12/31/2023	19,401.29	19,172.68	25,246.32
3/31/2024	20,648.1	20,048.87	27,783.57
6/30/2024	22,069.05	20,983.15	28,683.76
9/30/2024	30,702.62	25,047.58	30,450.68
12/31/2024	26,765.44	23,667.46	31,275.89
3/31/2025	28,817.17	24,836.63	29,752.76
5/31/2025	30,474.07	25,812.71	31,442.71

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Utilities	22.42%	11.56%	11.79%
S&P Utilities Select Sector Index	16.23%	10.01%	9.94%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$16,663,106
  Number of Portfolio Holdings39
  Net Investment Advisory Fees$19,170
  Portfolio Turnover Rate13%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Utilities Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	71.9%
U.S. Treasury Obligations	9.6%
Short-Term Investments	8.1%

Largest Holdings

Holdings	% of Net Assets
NextEra Energy, Inc.	8.4%
Southern Co. (The)	5.7%
Constellation Energy Corp.	5.5%
Duke Energy Corp.	5.3%
American Electric Power Co., Inc.	3.2%
Vistra Corp.	3.2%
Sempra	2.9%
Dominion Energy, Inc.	2.7%
Exelon Corp.	2.5%
Public Service Enterprise Group, Inc.	2.3%

Ultra Utilities - UPW

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPW525

UltraPro Dow30℠

UDOW - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UDOW	$100	0.95%

How Did the Fund Perform Last Year?

UltraPro Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 11.19% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 17.24%. The index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Dow30℠ : $49,199	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,340.76	9,794	9,806
9/30/2015	7,245.1	9,110.38	9,174.49
12/31/2015	8,863.93	9,811.88	9,820.38
3/31/2016	9,191.69	10,027.74	9,952.95
6/30/2016	9,592.37	10,235.31	10,197.8
9/30/2016	10,281.5	10,519.86	10,590.41
12/31/2016	13,032.06	11,430.87	10,994.96
3/31/2017	14,993.43	12,024.14	11,662.36
6/30/2017	16,611.64	12,499.09	12,022.73
9/30/2017	19,264.07	13,196.54	12,561.34
12/31/2017	25,918.44	14,642.88	13,395.42
3/31/2018	23,264.82	14,355.88	13,293.61
6/30/2018	23,441.19	14,536.76	13,749.58
9/30/2018	30,234.53	15,936.65	14,809.68
12/31/2018	19,823.76	14,134.22	12,807.41
3/31/2019	26,844.78	15,803.47	14,555.62
6/30/2019	28,689.54	16,310.76	15,181.51
9/30/2019	29,312.1	16,609.25	15,439.6
12/31/2019	34,801.47	17,717.09	16,839.97
3/31/2020	11,707.51	13,689.99	13,539.33
6/30/2020	17,669.84	16,224.01	16,320.31
9/30/2020	21,837.15	17,557.62	17,777.72
12/31/2020	28,850.61	19,441.56	19,937.71
3/31/2021	35,919.75	21,053.26	21,167.87
6/30/2021	41,087.49	22,122.77	22,977.72
9/30/2021	38,676.89	21,799.77	23,110.99
12/31/2021	47,627.72	23,515.42	25,660.13
3/31/2022	40,875.16	22,551.28	24,479.77
6/30/2022	27,624.22	20,120.26	20,538.52
9/30/2022	21,847.08	18,878.84	19,536.24
12/31/2022	32,224.27	21,901.34	21,013.18
3/31/2023	31,690.35	22,105.02	22,589.17
6/30/2023	34,196.15	22,982.59	24,563.47
9/30/2023	30,841.52	22,499.95	23,760.24
12/31/2023	42,727.68	25,445.2	26,537.81
3/31/2024	49,122.15	27,007.53	29,340.21
6/30/2024	45,408.47	26,664.54	30,595.97
9/30/2024	55,755.69	28,989.69	32,398.07
12/31/2024	54,906.87	29,259.29	33,178.86
3/31/2025	51,202.26	29,004.73	31,762.12
5/31/2025	49,198.76	29,280.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Dow30℠	11.19%	23.19%	17.27%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$679,198,251
  Number of Portfolio Holdings44
  Net Investment Advisory Fees$5,222,097
  Portfolio Turnover Rate24%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Dow Jones Industrial Average℠ Long Swaps	218%
DJIA CBOT E-Mini Index Futures	14%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	31.4%
Financials	17.9%
Information Technology	13.8%
Short-Term Investments	11.4%
Consumer Discretionary	9.4%
Industrials	9.3%
Health Care	8.2%
Materials	3.6%
Consumer Staples	3.4%
Communication Services	1.6%
Other	1.3%

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.0%
Microsoft Corp.	4.6%
Home Depot, Inc. (The)	3.7%
Visa, Inc., Class A	3.6%
Sherwin-Williams Co. (The)	3.6%
Caterpillar, Inc.	3.5%
McDonald's Corp.	3.1%
UnitedHealth Group, Inc.	3.0%
American Express Co.	2.9%
Amgen, Inc.	2.9%

UltraPro Dow30℠ - UDOW

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UDOW525

UltraPro MidCap400

UMDD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$86	0.95%

How Did the Fund Perform Last Year?

UltraPro MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -18.70% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 2.17% and a volatility of 21.97%. The Index performance was driven by mid caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro MidCap400 : $16,217	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,560.51	9,868	9,821
9/30/2015	7,078.25	9,029.22	9,163.98
12/31/2015	7,478.16	9,263.98	9,767.88
3/31/2016	8,056.31	9,615.09	9,921.24
6/30/2016	8,814.36	9,998.73	10,179.19
9/30/2016	9,777.33	10,412.67	10,584.32
12/31/2016	11,910.94	11,185.29	11,041.56
3/31/2017	13,148.23	11,625.99	11,675.35
6/30/2017	13,698.65	11,855.03	12,020.94
9/30/2017	14,809.28	12,236.76	12,554.67
12/31/2017	17,492.97	13,001.56	13,374.49
3/31/2018	16,468.9	12,901.44	13,278.19
6/30/2018	18,209.67	13,454.92	13,762.85
9/30/2018	19,991.64	13,974.28	14,774.42
12/31/2018	10,685.13	11,559.52	12,710.43
3/31/2019	15,511.75	13,234.5	14,444.13
6/30/2019	16,413.37	13,638.15	15,045.01
9/30/2019	15,740.28	13,625.87	15,275.2
12/31/2019	18,880.16	14,587.86	16,637.74
3/31/2020	4,593.4	10,255.27	13,215.36
6/30/2020	7,527.57	12,723.71	15,960.19
9/30/2020	8,378.13	13,330.63	17,326.38
12/31/2020	15,572.69	16,579.3	19,620.4
3/31/2021	21,805.91	18,812.54	20,976.17
6/30/2021	23,742.34	19,497.31	22,683.63
9/30/2021	22,003.06	19,154.16	22,763.02
12/31/2021	26,931.32	20,686.49	25,200.94
3/31/2022	22,072.77	19,676.99	24,031.61
6/30/2022	12,342.39	16,642.8	20,181.75
9/30/2022	10,791.75	16,233.39	19,221.1
12/31/2022	13,603.72	17,983.34	20,718.42
3/31/2023	14,338.2	18,668.51	22,201.86
6/30/2023	15,697.75	19,573.93	24,064.6
9/30/2023	13,174.68	18,751.83	23,256.03
12/31/2023	17,252.13	20,940.17	25,995.59
3/31/2024	21,868.44	23,023.71	28,675.73
6/30/2024	18,744.27	22,229.39	29,725.26
9/30/2024	21,543.97	23,772.11	31,520.67
12/31/2024	20,696.12	23,852.94	32,220.43
3/31/2025	16,271.1	22,397.91	30,773.73
5/31/2025	16,216.5	23,074.33	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro MidCap400	-18.70%	16.48%	4.95%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$26,192,702
  Number of Portfolio Holdings412
  Net Investment Advisory Fees$101,008
  Portfolio Turnover Rate67%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
S&P MidCap 400® Long Swaps	225%
S&P Midcap 400 E-Mini Index Futures	14%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Short-Term Investments	16.9%
U.S. Treasury Obligations	16.3%
Industrials	13.5%
Financials	11.1%
Consumer Discretionary	8.2%
Information Technology	6.8%
Health Care	5.4%
Real Estate	4.3%
Materials	3.6%
Consumer Staples	3.4%
Other	4.7%

Largest Holdings

Holdings	% of Net Assets
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Duolingo, Inc., Class A	0.4%
RB Global, Inc.	0.4%
US Foods Holding Corp.	0.4%
Guidewire Software, Inc.	0.4%
Docusign, Inc., Class A	0.4%
Sprouts Farmers Market, Inc.	0.4%
Carlisle Cos., Inc.	0.4%
Comfort Systems USA, Inc.	0.4%

UltraPro MidCap400 - UMDD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UMDD525

UltraPro QQQ

TQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro QQQ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$88	0.82%

How Did the Fund Perform Last Year?

UltraPro QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Nasdaq-100 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 13.82% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 16.02% and a volatility of 25.59%. The Index delivered strong performance for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro QQQ : $152,660	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	9,239.3	9,760	9,844
9/30/2015	7,613.88	9,308.11	9,146.06
12/31/2015	9,924.94	10,258.47	9,942.68
3/31/2016	8,908.54	10,047.15	9,701.08
6/30/2016	8,380.35	9,932.61	9,678.76
9/30/2016	11,194.95	10,996.39	10,648.57
12/31/2016	11,021.77	11,005.19	10,825.34
3/31/2017	15,334.31	12,335.71	11,921.95
6/30/2017	16,977.24	12,852.58	12,417.9
9/30/2017	19,901.63	13,645.59	13,170.43
12/31/2017	24,097.96	14,636.26	14,033.09
3/31/2018	25,010.41	15,097.3	14,396.55
6/30/2018	29,757.69	16,194.87	15,348.16
9/30/2018	37,103.82	17,589.25	16,485.46
12/31/2018	19,363.37	14,641.29	13,635.12
3/31/2019	29,641.46	17,114.21	15,927.18
6/30/2019	32,330.68	17,841.56	16,543.57
9/30/2019	32,175.54	18,071.71	16,573.34
12/31/2019	45,295.4	20,419.23	18,640.04
3/31/2020	24,973.91	18,318.09	16,039.76
6/30/2020	51,069.3	23,868.47	21,004.06
9/30/2020	68,701.09	26,880.67	23,364.92
12/31/2020	95,053.25	30,399.36	27,016.85
3/31/2021	95,112.53	30,934.38	27,813.85
6/30/2021	128,064.01	34,454.72	30,506.23
9/30/2021	129,995.18	34,830.27	30,436.07
12/31/2021	173,286.17	38,759.13	33,007.91
3/31/2022	120,733	35,305.69	30,053.7
6/30/2022	49,979.72	27,432.52	23,357.74
9/30/2022	40,334.8	26,220	22,444.45
12/31/2022	36,345.74	26,209.52	22,267.14
3/31/2023	59,799.02	31,653.23	26,063.69
6/30/2023	87,114.2	36,524.66	29,465
9/30/2023	75,853.37	35,480.06	28,304.08
12/31/2023	108,381.1	40,660.15	32,207.21
3/31/2024	132,328.95	44,205.71	35,205.7
6/30/2024	158,746.64	47,764.27	38,187.62
9/30/2024	156,748.42	48,776.87	39,241.6
12/31/2024	171,481.48	51,181.57	41,733.45
3/31/2025	124,649.12	47,051.22	37,451.59
5/31/2025	152,659.83	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro QQQ	13.82%	28.67%	31.33%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$24,411,133,151
  Number of Portfolio Holdings126
  Net Investment Advisory Fees$141,218,172
  Portfolio Turnover Rate25%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Nasdaq-100 Index® Long Swaps	230%
Nasdaq 100 E-Mini Index Futures	8%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.8%
U.S. Treasury Obligations	27.8%
Communication Services	9.6%
Consumer Discretionary	8.6%
Short-Term Investments	4.0%
Consumer Staples	3.5%
Health Care	3.2%
Industrials	3.0%
Utilities	0.9%
Materials	0.9%
Other	0.6%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	5.4%
NVIDIA Corp.	5.2%
Apple, Inc.	4.7%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Netflix, Inc.	2.0%
Tesla, Inc.	2.0%
Costco Wholesale Corp.	1.8%
Alphabet, Inc., Class A	1.6%

UltraPro QQQ - TQQQ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TQQQ525

UltraPro Russell2000

URTY - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$84	0.95%

How Did the Fund Perform Last Year?

UltraPro Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -23.51% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 1.19% and a volatility of 24.70%. The Index performance was driven by small caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Russell2000 : $6,889	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	10,169.72	10,075	9,833
9/30/2015	6,728.44	8,874.06	9,120.11
12/31/2015	7,277.08	9,192.64	9,691.94
3/31/2016	6,647.9	9,052.91	9,785.95
6/30/2016	7,208.53	9,396.02	10,043.32
9/30/2016	9,164.85	10,246.36	10,485.23
12/31/2016	11,552.54	11,151.11	10,926.65
3/31/2017	12,178.06	11,426.54	11,553.84
6/30/2017	12,839.52	11,707.63	11,902.77
9/30/2017	14,884.67	12,371.46	12,446.73
12/31/2017	16,145.63	12,784.66	13,235.85
3/31/2018	15,529.85	12,774.44	13,151.14
6/30/2018	18,934.3	13,764.45	13,662.72
9/30/2018	20,594.31	14,257.22	14,635.51
12/31/2018	9,764.65	11,377.26	12,542.63
3/31/2019	14,140.18	13,036.07	14,303.61
6/30/2019	14,506.19	13,309.83	14,890.06
9/30/2019	12,941.61	12,990.39	15,062.79
12/31/2019	16,818.8	14,281.63	16,433.5
3/31/2020	3,874.69	9,910.03	12,998.9
6/30/2020	6,403.01	12,429.15	15,862.56
9/30/2020	7,117.19	13,041.91	17,323.5
12/31/2020	15,459.67	17,133.16	19,866.59
3/31/2021	20,826.66	19,309.07	21,128.11
6/30/2021	22,933.33	20,137.43	22,869.07
9/30/2021	19,427.69	19,259.44	22,846.2
12/31/2021	19,909.86	19,671.59	24,966.33
3/31/2022	14,835.41	18,190.32	23,648.11
6/30/2022	7,702.12	15,061.58	19,698.87
9/30/2022	6,733.45	14,731.74	18,820.3
12/31/2022	7,411.51	15,649.52	20,171.6
3/31/2023	7,508.42	16,078.32	21,619.92
6/30/2023	8,248.79	16,916	23,433.83
9/30/2023	6,703.72	16,048.21	22,672.23
12/31/2023	9,213.03	18,299.77	25,408.77
3/31/2024	10,064.22	19,247.7	27,954.73
6/30/2024	8,631.35	18,616.38	28,854.87
9/30/2024	10,431.68	20,342.12	30,652.53
12/31/2024	9,887.35	20,409.24	31,458.69
3/31/2025	6,924.98	18,474.45	29,973.84
5/31/2025	6,888.71	19,012.05	31,661.37

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Russell2000	-23.51%	2.59%	-3.66%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$295,605,456
  Number of Portfolio Holdings1,950
  Net Investment Advisory Fees$2,551,879
  Portfolio Turnover Rate91%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Russell 2000® Index Long Swaps	232%
Russell 2000 E-Mini Index Futures	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	33.9%
Short-Term Investments	13.8%
Financials	11.8%
Industrials	11.0%
Health Care	9.7%
Information Technology	8.1%
Consumer Discretionary	5.7%
Real Estate	3.7%
Energy	2.8%
Materials	2.4%
Other	6.3%

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Carpenter Technology Corp.	0.3%
Hims & Hers Health, Inc.	0.3%
Rocket Lab Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Credo Technology Group Holding Ltd.	0.2%
HealthEquity, Inc.	0.2%

UltraPro Russell2000 - URTY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URTY525

UltraPro S&P500®

UPRO - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro S&P500® (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$96	0.89%

How Did the Fund Perform Last Year?

UltraPro S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 15.51% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 13.52% and a volatility of 19.73%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro S&P500® : $70,805	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	9,381.38	9,806
9/30/2015	7,389.05	9,174.49
12/31/2015	8,869.57	9,820.38
3/31/2016	8,955.28	9,952.95
6/30/2016	9,440.59	10,197.8
9/30/2016	10,434.73	10,590.41
12/31/2016	11,539.82	10,994.96
3/31/2017	13,610.79	11,662.36
6/30/2017	14,707.35	12,022.73
9/30/2017	16,524.5	12,561.34
12/31/2017	19,764.12	13,395.42
3/31/2018	18,507.54	13,293.61
6/30/2018	19,925.88	13,749.58
9/30/2018	24,403.64	14,809.68
12/31/2018	14,839.15	12,807.41
3/31/2019	21,106.01	14,555.62
6/30/2019	23,297.07	15,181.51
9/30/2019	23,703.73	15,439.6
12/31/2019	30,103.05	16,839.97
3/31/2020	11,901.72	13,539.33
6/30/2020	19,171.13	16,320.31
9/30/2020	24,133.24	17,777.72
12/31/2020	33,177.87	19,937.71
3/31/2021	38,781.29	21,167.87
6/30/2021	48,885.47	22,977.72
9/30/2021	48,992.44	23,110.99
12/31/2021	65,679.96	25,660.13
3/31/2022	54,775.16	24,479.77
6/30/2022	30,068.71	20,538.52
9/30/2022	24,513.34	19,536.24
12/31/2022	28,371.75	21,013.18
3/31/2023	33,500.6	22,589.17
6/30/2023	41,311.87	24,563.47
9/30/2023	35,861.9	23,760.24
12/31/2023	47,785.73	26,537.81
3/31/2024	61,901.13	29,340.21
6/30/2024	67,381.3	30,595.97
9/30/2024	75,908.65	32,398.07
12/31/2024	78,126.68	33,178.86
3/31/2025	65,346.52	31,762.12
5/31/2025	70,804.61	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro S&P500®	15.51%	30.74%	21.62%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,836,825,481
  Number of Portfolio Holdings524
  Net Investment Advisory Fees$28,975,046
  Portfolio Turnover Rate5%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
S&P 500® Long Swaps	217%
S&P 500 E-Mini Index Futures	17%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	21.0%
U.S. Treasury Obligations	20.1%
Financials	9.5%
Consumer Discretionary	7.1%
Communication Services	6.4%
Health Care	6.4%
Industrials	5.8%
Consumer Staples	3.9%
Energy	2.0%
Short-Term Investments	1.9%
Other	4.2%

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.9%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class A	1.3%
Tesla, Inc.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Alphabet, Inc., Class C	1.1%

UltraPro S&P500® - UPRO

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPRO525

UltraPro Short 20+ Year Treasury

TTT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$98	0.95%

How Did the Fund Perform Last Year?

UltraPro Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 5.82% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 0.56% and a volatility of 14.35%. The Index performance was driven by concerns regarding de-dollarization and government debt in early 2025 which undid a 2024 Treasury rally, resulting in muted performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short 20+ Year Treasury : $5,885	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	11,099.77	9,588	9,912	9,891
9/30/2015	9,065.87	10,094.25	10,085	10,012.66
12/31/2015	9,181.14	9,952.93	9,991	9,955.59
3/31/2016	7,008.08	10,798.93	10,310	10,257.24
6/30/2016	5,609.2	11,554.85	10,531	10,483.93
9/30/2016	5,531.82	11,490.14	10,497	10,532.15
12/31/2016	7,957.84	10,097.54	10,095	10,218.29
3/31/2017	7,523.3	10,240.92	10,164	10,302.08
6/30/2017	6,603.56	10,668.99	10,284	10,451.46
9/30/2017	6,456.79	10,729.81	10,323	10,540.3
12/31/2017	5,948.76	11,006.64	10,329	10,581.41
3/31/2018	6,563.51	10,636.81	10,207	10,426.92
6/30/2018	6,478.06	10,680.42	10,218	10,410.24
9/30/2018	7,146.12	10,355.74	10,157	10,412.32
12/31/2018	6,350.1	10,788.61	10,418	10,583.08
3/31/2019	5,565.44	11,297.83	10,639	10,894.22
6/30/2019	4,684.81	11,989.26	10,959	11,229.77
9/30/2019	3,637.89	12,965.18	11,222	11,484.68
12/31/2019	4,091.41	12,415.46	11,134	11,505.35
3/31/2020	1,870.68	15,207.7	12,080	11,867.77
6/30/2020	1,819.27	15,101.24	12,107	12,211.94
9/30/2020	1,768.05	15,125.41	12,128	12,287.65
12/31/2020	1,884.7	14,659.54	12,028	12,369.98
3/31/2021	2,876.2	12,577.89	11,507	11,953.11
6/30/2021	2,299.07	13,499.85	11,724	12,171.85
9/30/2021	2,201.5	13,513.35	11,719	12,177.94
12/31/2021	1,932.57	14,024.15	11,750	12,179.16
3/31/2022	2,552.35	12,505.34	11,107	11,456.93
6/30/2022	3,622.39	10,987.19	10,702	10,919.6
9/30/2022	4,755.61	9,806.07	10,212	10,400.92
12/31/2022	4,876.52	9,671.72	10,285	10,595.42
3/31/2023	3,858.49	10,302.32	10,593	10,909.04
6/30/2023	4,184.24	10,057.12	10,446	10,817.41
9/30/2023	6,394.26	8,749.7	10,126	10,468.01
12/31/2023	4,328.13	9,880.16	10,683	11,181.92
3/31/2024	4,905.62	9,524.47	10,587	11,094.7
6/30/2024	5,286.88	9,336.84	10,606	11,102.47
9/30/2024	4,276.2	10,080.99	11,110	11,679.8
12/31/2024	5,801.34	9,118.25	10,759	11,322.4
3/31/2025	5,137.16	9,552.28	11,076	11,637.16
5/31/2025	5,885.22	9,124.34	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short 20+ Year Treasury	5.82%	25.94%	-5.16%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$24,647,463
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$178,316
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(300)%
U.S. Treasury Long Bond Futures	(1)%
Total	(301)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short 20+ Year Treasury - TTT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TTT525

UltraPro Short Dow30℠

SDOW - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$82	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -26.83% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 17.24%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short Dow30℠ : $117	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,576.45	9,794	9,806
9/30/2015	12,344.78	9,110.38	9,174.49
12/31/2015	9,565.45	9,811.88	9,820.38
3/31/2016	8,570.27	10,027.74	9,952.95
6/30/2016	7,866.58	10,235.31	10,197.8
9/30/2016	7,156.98	10,519.86	10,590.41
12/31/2016	5,530.16	11,430.87	10,994.96
3/31/2017	4,740.55	12,024.14	11,662.36
6/30/2017	4,219.7	12,499.09	12,022.73
9/30/2017	3,597.52	13,196.54	12,561.34
12/31/2017	2,643.93	14,642.88	13,395.42
3/31/2018	2,664.56	14,355.88	13,293.61
6/30/2018	2,542.57	14,536.76	13,749.58
9/30/2018	1,948.37	15,936.65	14,809.68
12/31/2018	2,625.47	14,134.22	12,807.41
3/31/2019	1,869.76	15,803.47	14,555.62
6/30/2019	1,709.02	16,310.76	15,181.51
9/30/2019	1,602.31	16,609.25	15,439.6
12/31/2019	1,324.29	17,717.09	16,839.97
3/31/2020	1,677.86	13,689.99	13,539.33
6/30/2020	834.96	16,224.01	16,320.31
9/30/2020	631.01	17,557.62	17,777.72
12/31/2020	443.78	19,441.56	19,937.71
3/31/2021	339.16	21,053.26	21,167.87
6/30/2021	286.46	22,122.77	22,977.72
9/30/2021	292.76	21,799.77	23,110.99
12/31/2021	226.78	23,515.42	25,660.13
3/31/2022	246.29	22,551.28	24,479.77
6/30/2022	323.06	20,120.26	20,538.52
9/30/2022	379.31	18,878.84	19,536.24
12/31/2022	235.57	21,901.34	21,013.18
3/31/2023	231.7	22,105.02	22,589.17
6/30/2023	212.2	22,982.59	24,563.47
9/30/2023	234.72	22,499.95	23,760.24
12/31/2023	167.72	25,445.2	26,537.81
3/31/2024	145.65	27,007.53	29,340.21
6/30/2024	156.57	26,664.54	30,595.97
9/30/2024	125	28,989.69	32,398.07
12/31/2024	124.18	29,259.29	33,178.86
3/31/2025	129.32	29,004.73	31,762.12
5/31/2025	117.17	29,280.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Dow30℠	-26.83%	-34.00%	-35.90%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$217,277,139
  Number of Portfolio Holdings15
  Net Investment Advisory Fees$1,983,633
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(289)%
DJIA CBOT E-Mini Index Futures	(11)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Dow30℠ - SDOW

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDOW525

UltraPro Short MidCap400

SMDD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$87	0.95%

How Did the Fund Perform Last Year?

UltraPro Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -16.47% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the index. For the same period, the Index had a total return of 2.17% and a volatility of 21.97%. The Index performance was driven by mid caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts.  Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short MidCap400 : $98	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,329.76	9,868	9,821
9/30/2015	12,724.55	9,029.22	9,163.98
12/31/2015	11,361.91	9,263.98	9,767.88
3/31/2016	9,532.71	9,615.09	9,921.24
6/30/2016	8,114.88	9,998.73	10,179.19
9/30/2016	7,019.74	10,412.67	10,584.32
12/31/2016	5,549.06	11,185.29	11,041.56
3/31/2017	4,867.27	11,625.99	11,675.35
6/30/2017	4,535.99	11,855.03	12,020.94
9/30/2017	4,092.69	12,236.76	12,554.67
12/31/2017	3,407.1	13,001.56	13,374.49
3/31/2018	3,365.47	12,901.44	13,278.19
6/30/2018	2,947.84	13,454.92	13,762.85
9/30/2018	2,646.56	13,974.28	14,774.42
12/31/2018	4,412.22	11,559.52	12,710.43
3/31/2019	2,900.57	13,234.5	14,444.13
6/30/2019	2,614.7	13,638.15	15,045.01
9/30/2019	2,552.94	13,625.87	15,275.2
12/31/2019	2,070.47	14,587.86	16,637.74
3/31/2020	3,383.08	10,255.27	13,215.36
6/30/2020	1,309.29	12,723.71	15,960.19
9/30/2020	1,074.89	13,330.63	17,326.38
12/31/2020	524.15	16,579.3	19,620.4
3/31/2021	331.35	18,812.54	20,976.17
6/30/2021	286.76	19,497.31	22,683.63
9/30/2021	290.93	19,154.16	22,763.02
12/31/2021	219.75	20,686.49	25,200.94
3/31/2022	234.13	19,676.99	24,031.61
6/30/2022	341.17	16,642.8	20,181.75
9/30/2022	345.83	16,233.39	19,221.1
12/31/2022	235.9	17,983.34	20,718.42
3/31/2023	205.66	18,668.51	22,201.86
6/30/2023	178.61	19,573.93	24,064.6
9/30/2023	206.19	18,751.83	23,256.03
12/31/2023	145.77	20,940.17	25,995.59
3/31/2024	109.98	23,023.71	28,675.73
6/30/2024	124.12	22,229.39	29,725.26
9/30/2024	100.8	23,772.11	31,520.67
12/31/2024	100.25	23,852.94	32,220.43
3/31/2025	120.95	22,397.91	30,773.73
5/31/2025	98.09	23,074.33	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short MidCap400	-16.47%	-41.74%	-37.03%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,293,203
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(282)%
S&P Midcap 400 E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short MidCap400 - SMDD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDD525

UltraPro Short QQQ

SQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$72	0.95%

How Did the Fund Perform Last Year?

UltraPro Short QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -48.87% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 16.02% and a volatility of 25.59%. The Index delivered strong performance for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short QQQ : $6	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,671.97	9,760	9,844
9/30/2015	11,231.39	9,308.11	9,146.06
12/31/2015	8,041.43	10,258.47	9,942.68
3/31/2016	7,947.6	10,047.15	9,701.08
6/30/2016	7,918.14	9,932.61	9,678.76
9/30/2016	5,741.41	10,996.39	10,648.57
12/31/2016	5,624.43	11,005.19	10,825.34
3/31/2017	3,984.14	12,335.71	11,921.95
6/30/2017	3,473.95	12,852.58	12,417.9
9/30/2017	2,876.61	13,645.59	13,170.43
12/31/2017	2,320.33	14,636.26	14,033.09
3/31/2018	1,973.04	15,097.3	14,396.55
6/30/2018	1,560.27	16,194.87	15,348.16
9/30/2018	1,213.8	17,589.25	16,485.46
12/31/2018	1,833.77	14,641.29	13,635.12
3/31/2019	1,116.2	17,114.21	15,927.18
6/30/2019	969.23	17,841.56	16,543.57
9/30/2019	904.14	18,071.71	16,573.34
12/31/2019	624.67	20,419.23	18,640.04
3/31/2020	546.33	18,318.09	16,039.76
6/30/2020	211.88	23,868.47	21,004.06
9/30/2020	133.19	26,880.67	23,364.92
12/31/2020	85.09	30,399.36	27,016.85
3/31/2021	73.75	30,934.38	27,813.85
6/30/2021	51.22	34,454.72	30,506.23
9/30/2021	48.44	34,830.27	30,436.07
12/31/2021	33.27	38,759.13	33,007.91
3/31/2022	37.98	35,305.69	30,053.7
6/30/2022	65.93	27,432.52	23,357.74
9/30/2022	68.66	26,220	22,444.45
12/31/2022	60.68	26,209.52	22,267.14
3/31/2023	33.17	31,653.23	26,063.69
6/30/2023	21.62	36,524.66	29,465
9/30/2023	23.8	35,480.06	28,304.08
12/31/2023	16	40,660.15	32,207.21
3/31/2024	12.62	44,205.71	35,205.7
6/30/2024	10.18	47,764.27	38,187.62
9/30/2024	9.28	48,776.87	39,241.6
12/31/2024	8.04	51,181.57	41,733.45
3/31/2025	10.03	47,051.22	37,451.59
5/31/2025	6.19	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short QQQ	-48.87%	-52.78%	-52.22%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,100,176,816
  Number of Portfolio Holdings25
  Net Investment Advisory Fees$17,667,957
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(291)%
Nasdaq 100 E-Mini Index Futures	(9)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Holdings

The UltraPro Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short QQQ - SQQQ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SQQQ525

UltraPro Short Russell2000

SRTY - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$85	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -20.30% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 1.19% and a volatility of 24.70%. The Index performance was driven by small caps which delivered modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short Russell2000 : $91	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,666.19	10,075	9,833
9/30/2015	13,288.17	8,874.06	9,120.11
12/31/2015	11,285	9,192.64	9,691.94
3/31/2016	10,835.69	9,052.91	9,785.95
6/30/2016	9,150.97	9,396.02	10,043.32
9/30/2016	6,815.48	10,246.36	10,485.23
12/31/2016	5,078.67	11,151.11	10,926.65
3/31/2017	4,587.28	11,426.54	11,553.84
6/30/2017	4,170.69	11,707.63	11,902.77
9/30/2017	3,484.36	12,371.46	12,446.73
12/31/2017	3,128.08	12,784.66	13,235.85
3/31/2018	3,015.17	12,774.44	13,151.14
6/30/2018	2,376.28	13,764.45	13,662.72
9/30/2018	2,133.89	14,257.22	14,635.51
12/31/2018	3,852.19	11,377.26	12,542.63
3/31/2019	2,495.76	13,036.07	14,303.61
6/30/2019	2,293.57	13,309.83	14,890.06
9/30/2019	2,381.33	12,990.39	15,062.79
12/31/2019	1,777.7	14,281.63	16,433.5
3/31/2020	2,993.38	9,910.03	12,998.9
6/30/2020	1,064.25	12,429.15	15,862.56
9/30/2020	854.49	13,041.91	17,323.5
12/31/2020	345.71	17,133.16	19,866.59
3/31/2021	214.01	19,309.07	21,128.11
6/30/2021	178.41	20,137.43	22,869.07
9/30/2021	191.54	19,259.44	22,846.2
12/31/2021	167.04	19,671.59	24,966.33
3/31/2022	188.78	18,190.32	23,648.11
6/30/2022	287.06	15,061.58	19,698.87
9/30/2022	282.73	14,731.74	18,820.3
12/31/2022	215.21	15,649.52	20,171.6
3/31/2023	191.81	16,078.32	21,619.92
6/30/2023	162.98	16,916	23,433.83
9/30/2023	192.62	16,048.21	22,672.23
12/31/2023	124.72	18,299.77	25,408.77
3/31/2024	105.74	19,247.7	27,954.73
6/30/2024	117.98	18,616.38	28,854.87
9/30/2024	86.72	20,342.12	30,652.53
12/31/2024	83.56	20,409.24	31,458.69
3/31/2025	111.05	18,474.45	29,973.84
5/31/2025	90.87	19,012.05	31,661.37

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Russell2000	-20.30%	-41.17%	-37.51%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$89,137,278
  Number of Portfolio Holdings12
  Net Investment Advisory Fees$525,963
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(292)%
Russell 2000 E-Mini Index Futures	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Russell2000 - SRTY

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRTY525

UltraPro Short S&P500®

SPXU - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$75	0.90%

How Did the Fund Perform Last Year?

UltraPro Short S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -35.12% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 13.52% and a volatility of 19.73%.  The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraPro Short S&P500® : $70	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,542	9,806
9/30/2015	12,044.05	9,174.49
12/31/2015	9,490.16	9,820.38
3/31/2016	8,693.19	9,952.95
6/30/2016	7,869.12	10,197.8
9/30/2016	6,934.71	10,590.41
12/31/2016	6,143.04	10,994.96
3/31/2017	5,141.84	11,662.36
6/30/2017	4,695.77	12,022.73
9/30/2017	4,130.13	12,561.34
12/31/2017	3,427.74	13,395.42
3/31/2018	3,365.79	13,293.61
6/30/2018	3,024.92	13,749.58
9/30/2018	2,447.45	14,809.68
12/31/2018	3,555.71	12,807.41
3/31/2019	2,411.62	14,555.62
6/30/2019	2,134.91	15,181.51
9/30/2019	2,006.28	15,439.6
12/31/2019	1,551.03	16,839.97
3/31/2020	1,871.65	13,539.33
6/30/2020	912.18	16,320.31
9/30/2020	674.42	17,777.72
12/31/2020	458.23	19,937.71
3/31/2021	368.96	21,167.87
6/30/2021	282.67	22,977.72
9/30/2021	272.47	23,110.99
12/31/2021	193.06	25,660.13
3/31/2022	207.7	24,479.77
6/30/2022	314.52	20,538.52
9/30/2022	347.94	19,536.24
12/31/2022	262.78	21,013.18
3/31/2023	211.67	22,589.17
6/30/2023	169.07	24,563.47
9/30/2023	192.86	23,760.24
12/31/2023	142.01	26,537.81
3/31/2024	108.38	29,340.21
6/30/2024	98.91	30,595.97
9/30/2024	84.49	32,398.07
12/31/2024	80.54	33,178.86
3/31/2025	92.18	31,762.12
5/31/2025	70.35	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short S&P500®	-35.12%	-41.31%	-39.09%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$566,445,007
  Number of Portfolio Holdings19
  Net Investment Advisory Fees$3,936,333
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(286)%
S&P 500 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short S&P500® - SPXU

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXU525

UltraShort 7-10 Year Treasury

PST - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$95	0.95%

How Did the Fund Perform Last Year?

UltraShort 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -0.82% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 5.92% and a volatility of 6.64%. The index performance was driven by factors such as the Fed beginning to reduce interest rates in September 2024 and the 7-10 year part of the yield curve was slightly lower over the course of the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort 7-10 Year Treasury : $10,944	ICE U.S. Treasury 7-10 Year Bond Index : $10,962	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,302.5	9,833	9,912	9,891
9/30/2015	9,640.28	10,124.06	10,085	10,012.66
12/31/2015	9,843.21	9,988.39	9,991	9,955.59
3/31/2016	8,943.58	10,453.85	10,310	10,257.24
6/30/2016	8,439.18	10,745.52	10,531	10,483.93
9/30/2016	8,504.83	10,687.49	10,497	10,532.15
12/31/2016	9,508.38	10,091.13	10,095	10,218.29
3/31/2017	9,320.62	10,188	10,164	10,302.08
6/30/2017	9,079.76	10,329.62	10,284	10,451.46
9/30/2017	9,029.51	10,376.1	10,323	10,540.3
12/31/2017	9,113.34	10,350.16	10,329	10,581.41
3/31/2018	9,519.54	10,156.61	10,207	10,426.92
6/30/2018	9,617.83	10,145.44	10,218	10,410.24
9/30/2018	9,871.63	10,065.29	10,157	10,412.32
12/31/2018	9,282.91	10,442.74	10,418	10,583.08
3/31/2019	8,882.92	10,742.45	10,639	10,894.22
6/30/2019	8,326.18	11,166.77	10,959	11,229.77
9/30/2019	7,971.5	11,470.51	11,222	11,484.68
12/31/2019	8,228.81	11,329.42	11,134	11,505.35
3/31/2020	6,739.68	12,500.88	12,080	11,867.77
6/30/2020	6,616.96	12,592.14	12,107	12,211.94
9/30/2020	6,553.09	12,626.14	12,128	12,287.65
12/31/2020	6,693.88	12,462	12,028	12,369.98
3/31/2021	7,490.28	11,737.96	11,507	11,953.11
6/30/2021	7,091.1	12,051.36	11,724	12,171.85
9/30/2021	7,050.93	12,026.05	11,719	12,177.94
12/31/2021	6,972.79	12,078.97	11,750	12,179.16
3/31/2022	7,895.68	11,289	11,107	11,456.93
6/30/2022	8,580.02	10,806.96	10,702	10,919.6
9/30/2022	9,648.31	10,180.16	10,212	10,400.92
12/31/2022	9,661.68	10,279.92	10,285	10,595.42
3/31/2023	9,126.26	10,644.86	10,593	10,909.04
6/30/2023	9,732.35	10,446.87	10,446	10,817.41
9/30/2023	10,973.86	9,986.16	10,126	10,468.01
12/31/2023	9,952.78	10,627.27	10,683	11,181.92
3/31/2024	10,524.27	10,483.8	10,587	11,094.7
6/30/2024	10,857.73	10,478.56	10,606	11,102.47
9/30/2024	10,018.9	11,080.03	11,110	11,679.8
12/31/2024	11,293.5	10,571.46	10,759	11,322.4
3/31/2025	10,734.66	10,983.74	11,076	11,637.16
5/31/2025	10,944.06	10,961.78	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 7-10 Year Treasury	-0.82%	10.52%	0.91%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$13,976,866
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$45,450
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(198)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 7-10 Year Treasury - PST

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PST525

UltraShort 20+ Year Treasury

TBT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$96	0.93%

How Did the Fund Perform Last Year?

UltraShort 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 7.75% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the index. For the same period, the Index had a total return of -0.56% and a volatility of 14.35%. The Index performance was driven by concerns regarding de-dollarization and government debt in early 2025 which undid a 2024 Treasury rally, resulting in muted performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort 20+ Year Treasury : $9,324	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,757.19	9,588	9,912	9,891
9/30/2015	9,460.44	10,094.25	10,085	10,012.66
12/31/2015	9,574.11	9,952.93	9,991	9,955.59
3/31/2016	8,024.6	10,798.93	10,310	10,257.24
6/30/2016	6,944.03	11,554.85	10,531	10,483.93
9/30/2016	6,904.25	11,490.14	10,497	10,532.15
12/31/2016	8,829.17	10,097.54	10,095	10,218.29
3/31/2017	8,525.99	10,240.92	10,164	10,302.08
6/30/2017	7,833.21	10,668.99	10,284	10,451.46
9/30/2017	7,736.76	10,729.81	10,323	10,540.3
12/31/2017	7,343.8	11,006.64	10,329	10,581.41
3/31/2018	7,865.92	10,636.81	10,207	10,426.92
6/30/2018	7,826.79	10,680.42	10,218	10,410.24
9/30/2018	8,380.42	10,355.74	10,157	10,412.32
12/31/2018	7,772.69	10,788.61	10,418	10,583.08
3/31/2019	7,146.09	11,297.83	10,639	10,894.22
6/30/2019	6,400.66	11,989.26	10,959	11,229.77
9/30/2019	5,448.02	12,965.18	11,222	11,484.68
12/31/2019	5,923.17	12,415.46	11,134	11,505.35
3/31/2020	3,619.45	15,207.7	12,080	11,867.77
6/30/2020	3,573.76	15,101.24	12,107	12,211.94
9/30/2020	3,518.21	15,125.41	12,128	12,287.65
12/31/2020	3,686.54	14,659.54	12,028	12,369.98
3/31/2021	4,903	12,577.89	11,507	11,953.11
6/30/2021	4,232.85	13,499.85	11,724	12,171.85
9/30/2021	4,127.63	13,513.35	11,719	12,177.94
12/31/2021	3,803.09	14,024.15	11,750	12,179.16
3/31/2022	4,613.87	12,505.34	11,107	11,456.93
6/30/2022	5,886.9	10,987.19	10,702	10,919.6
9/30/2022	7,146.16	9,806.07	10,212	10,400.92
12/31/2022	7,378.76	9,671.72	10,285	10,595.42
3/31/2023	6,397.78	10,302.32	10,593	10,909.04
6/30/2023	6,819.98	10,057.12	10,446	10,817.41
9/30/2023	9,157.85	8,749.7	10,126	10,468.01
12/31/2023	7,190.92	9,880.16	10,683	11,181.92
3/31/2024	7,901.57	9,524.47	10,587	11,094.7
6/30/2024	8,395.44	9,336.84	10,606	11,102.47
9/30/2024	7,357.34	10,080.99	11,110	11,679.8
12/31/2024	9,111.45	9,118.25	10,759	11,322.4
3/31/2025	8,457.87	9,552.28	11,076	11,637.16
5/31/2025	9,323.81	9,124.34	11,029	11,598.76

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 20+ Year Treasury	7.75%	20.86%	-0.70%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$312,571,447
  Number of Portfolio Holdings12
  Net Investment Advisory Fees$2,242,993
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(198)%
U.S. Treasury Long Bond Futures	(2)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 20+ Year Treasury - TBT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBT525

UltraShort Consumer Discretionary

SCC - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$77	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Discretionary (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -38.21% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 22.88% and a volatility of 25.72%. Strong performance of the Index was driven in part by a resilient consumer as well as significant positions in Amazon and Tesla. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Consumer Discretionary : $579	S&P Consumer Discretionary Select Sector Index : $31,776	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,038.87	10,063	9,806
9/30/2015	10,412.82	9,805.39	9,174.49
12/31/2015	9,174.1	10,373.12	9,820.38
3/31/2016	8,728.33	10,539.09	9,952.95
6/30/2016	8,798.49	10,443.18	10,197.8
9/30/2016	8,265.03	10,750.21	10,590.41
12/31/2016	7,707.55	10,998.54	10,994.96
3/31/2017	6,725.06	11,927.92	11,662.36
6/30/2017	6,403.67	12,208.23	12,022.73
9/30/2017	6,347.27	12,310.77	12,561.34
12/31/2017	5,297.14	13,525.85	13,395.42
3/31/2018	5,005.46	13,943.8	13,293.61
6/30/2018	4,376.76	15,083.01	13,749.58
9/30/2018	3,654.84	16,232.33	14,809.68
12/31/2018	4,748.94	13,765.02	12,807.41
3/31/2019	3,684.42	15,891.71	14,555.62
6/30/2019	3,216.96	16,718.08	15,181.51
9/30/2019	3,235.5	16,977.21	15,439.6
12/31/2019	2,919.19	17,708.93	16,839.97
3/31/2020	3,827.64	13,906.82	13,539.33
6/30/2020	2,267.83	18,172.04	16,320.31
9/30/2020	1,693.81	20,950.55	17,777.72
12/31/2020	1,329.28	22,976.47	19,937.71
3/31/2021	1,205.56	24,047.17	21,167.87
6/30/2021	1,076.9	25,610.24	22,977.72
9/30/2021	1,077.51	25,792.07	23,110.99
12/31/2021	986.29	29,410.7	25,660.13
3/31/2022	1,131.19	26,660.8	24,479.77
6/30/2022	1,801.44	19,859.63	20,538.52
9/30/2022	1,688.52	20,632.17	19,536.24
12/31/2022	1,610.92	18,756.7	21,013.18
3/31/2023	1,281.04	21,787.79	22,589.17
6/30/2023	995.05	24,807.57	24,563.47
9/30/2023	1,106.21	23,552.31	23,760.24
12/31/2023	895.46	26,220.79	26,537.81
3/31/2024	849.5	27,044.12	29,340.21
6/30/2024	873.69	26,862.92	30,595.97
9/30/2024	717.83	29,608.31	32,398.07
12/31/2024	572.05	33,202.76	33,178.86
3/31/2025	728.92	29,311.4	31,762.12
5/31/2025	578.66	31,776.49	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Discretionary	-38.21%	-25.01%	-24.80%
S&P Consumer Discretionary Select Sector Index	22.88%	12.48%	12.25%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by SP Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$2,569,413
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Retailing	44.9%
Consumer Services	25.9%
Automobiles & Components	21.4%
Consumer Durables & Apparel	7.8%

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Discretionary - SCC

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SCC525

UltraShort Consumer Staples

SZK - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$90	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Staples (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Staples Select Sector Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -10.87% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 10.06% and a volatility of 13.28%. The Index performance was supported by a resilient consumer, but the absence of 'Magnificent Seven' representation resulted in performance modestly below the S&P 500 for the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Consumer Staples : $1,308	S&P Consumer Staples Select Sector Index : $22,424	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,163.44	9,825	9,806
9/30/2015	10,170.88	9,807.32	9,174.49
12/31/2015	8,833.84	10,570.32	9,820.38
3/31/2016	7,946.98	11,168.6	9,952.95
6/30/2016	7,365.3	11,685.71	10,197.8
9/30/2016	7,378.55	11,350.33	10,590.41
12/31/2016	7,587.75	11,115.38	10,994.96
3/31/2017	6,499.67	11,802.31	11,662.36
6/30/2017	6,113.5	11,973.44	12,022.73
9/30/2017	6,152.87	11,840.54	12,561.34
12/31/2017	5,533.49	12,569.91	13,395.42
3/31/2018	6,153.02	11,700.08	13,293.61
6/30/2018	6,082.08	11,538.62	13,749.58
9/30/2018	5,954.28	12,172.09	14,809.68
12/31/2018	7,252.11	11,568.35	12,807.41
3/31/2019	5,718.52	12,859.38	14,555.62
6/30/2019	5,467.33	13,425.19	15,181.51
9/30/2019	4,974.99	14,279.03	15,439.6
12/31/2019	4,433.39	14,770.23	16,839.97
3/31/2020	5,489.27	12,853.06	13,539.33
6/30/2020	3,672.63	13,951.99	16,320.31
9/30/2020	2,574.33	15,345.8	17,777.72
12/31/2020	1,848.55	16,291.1	19,937.71
3/31/2021	1,712.18	16,555.01	21,167.87
6/30/2021	1,551.49	17,102.98	22,977.72
9/30/2021	1,583.55	16,935.37	23,110.99
12/31/2021	1,148.79	19,113.26	25,660.13
3/31/2022	1,240.95	18,872.44	24,479.77
6/30/2022	1,607.34	18,109.99	20,538.52
9/30/2022	1,679.4	16,851.35	19,536.24
12/31/2022	1,688.47	18,979.67	21,013.18
3/31/2023	1,473.27	19,116.32	22,589.17
6/30/2023	1,513.64	19,112.5	24,563.47
9/30/2023	1,782.09	17,851.08	23,760.24
12/31/2023	1,639.69	18,827.53	26,537.81
3/31/2024	1,476.38	20,124.75	29,340.21
6/30/2024	1,487.47	20,336.06	30,595.97
9/30/2024	1,288.59	22,176.47	32,398.07
12/31/2024	1,451.79	21,149.7	33,178.86
3/31/2025	1,347.99	22,097.21	31,762.12
5/31/2025	1,308.18	22,424.24	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Staples	-10.87%	-19.86%	-18.40%
S&P Consumer Staples Select Sector Index	10.06%	9.90%	8.40%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$693,016
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Food, Beverage & Tobacco	47.0%
Food & Staples Retailing	30.4%
Household & Personal Products	22.6%

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Staples - SZK

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SZK525

UltraShort Dow30℠

DXD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$88	0.95%

How Did the Fund Perform Last Year?

UltraShort Dow30 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -15.11% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 17.24%. The index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Dow30℠ : $736	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,389.68	9,794	9,806
9/30/2015	11,633.36	9,110.38	9,174.49
12/31/2015	9,869.16	9,811.88	9,820.38
3/31/2016	9,239.86	10,027.74	9,952.95
6/30/2016	8,758.32	10,235.31	10,197.8
9/30/2016	8,239.69	10,519.86	10,590.41
12/31/2016	6,951.48	11,430.87	10,994.96
3/31/2017	6,280.04	12,024.14	11,662.36
6/30/2017	5,818.71	12,499.09	12,022.73
9/30/2017	5,238.75	13,196.54	12,561.34
12/31/2017	4,271.2	14,642.88	13,395.42
3/31/2018	4,339.06	14,355.88	13,293.61
6/30/2018	4,226.02	14,536.76	13,749.58
9/30/2018	3,545.96	15,936.65	14,809.68
12/31/2018	4,391.34	14,134.22	12,807.41
3/31/2019	3,520.67	15,803.47	14,555.62
6/30/2019	3,328.89	16,310.76	15,181.51
9/30/2019	3,208.26	16,609.25	15,439.6
12/31/2019	2,833.61	17,717.09	16,839.97
3/31/2020	3,643.84	13,689.99	13,539.33
6/30/2020	2,362.56	16,224.01	16,320.31
9/30/2020	1,973.3	17,557.62	17,777.72
12/31/2020	1,572.35	19,441.56	19,937.71
3/31/2021	1,320.9	21,053.26	21,167.87
6/30/2021	1,184.12	22,122.77	22,977.72
9/30/2021	1,205.46	21,799.77	23,110.99
12/31/2021	1,021.13	23,515.42	25,660.13
3/31/2022	1,087.02	22,551.28	24,479.77
6/30/2022	1,319.17	20,120.26	20,538.52
9/30/2022	1,481.36	18,878.84	19,536.24
12/31/2022	1,092.36	21,901.34	21,013.18
3/31/2023	1,087.87	22,105.02	22,589.17
6/30/2023	1,030.51	22,982.59	24,563.47
9/30/2023	1,105.55	22,499.95	23,760.24
12/31/2023	887.1	25,445.2	26,537.81
3/31/2024	809.79	27,007.53	29,340.21
6/30/2024	855.49	26,664.54	30,595.97
9/30/2024	742.34	28,989.69	32,398.07
12/31/2024	744.68	29,259.29	33,178.86
3/31/2025	770.9	29,004.73	31,762.12
5/31/2025	736.03	29,280.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Dow30℠	-15.11%	-21.85%	-22.96%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$57,131,047
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$414,047
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(190)%
DJIA CBOT E-Mini Index Futures	(10)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow30℠ - DXD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DXD525

UltraShort Energy

DUG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Energy (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$103	0.95%

How Did the Fund Perform Last Year?

UltraShort Energy (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector Index (the “Index). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 16.06% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -9.41% and a volatility of 25.16%. The index performance was driven by falling oil prices. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Energy : $456	S&P Energy Select Sector Index : $15,712	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,696.78	9,650	9,806
9/30/2015	14,902.08	7,918.79	9,174.49
12/31/2015	14,101.93	7,868.11	9,820.38
3/31/2016	12,037.68	8,135.63	9,952.95
6/30/2016	9,400.62	9,032.99	10,197.8
9/30/2016	8,652.19	9,406.95	10,590.41
12/31/2016	7,349.02	10,088.95	10,994.96
3/31/2017	8,298.9	9,429.14	11,662.36
6/30/2017	9,517.85	8,806.81	12,022.73
9/30/2017	8,287.69	9,424.17	12,561.34
12/31/2017	7,273.79	10,001.87	13,395.42
3/31/2018	7,930.36	9,415.76	13,293.61
6/30/2018	5,970.47	10,683.13	13,749.58
9/30/2018	5,846.16	10,732.27	14,809.68
12/31/2018	9,867.06	8,191.94	12,807.41
3/31/2019	7,164.36	9,528.86	14,555.62
6/30/2019	7,611.98	9,266.82	15,181.51
9/30/2019	8,576.8	8,691.35	15,439.6
12/31/2019	7,568.97	9,181.54	16,839.97
3/31/2020	19,189.26	4,522.83	13,539.33
6/30/2020	8,177.49	5,976.47	16,320.31
9/30/2020	11,395.46	4,806.27	17,777.72
12/31/2020	5,710.99	6,166.45	19,937.71
3/31/2021	3,071.66	8,059.55	21,167.87
6/30/2021	2,304.38	8,954.96	22,977.72
9/30/2021	2,208.09	8,770.49	23,110.99
12/31/2021	1,817.87	9,460.73	25,660.13
3/31/2022	893.01	13,157.98	24,479.77
6/30/2022	884.59	12,465.87	20,538.52
9/30/2022	758.03	12,671.56	19,536.24
12/31/2022	491.38	15,568.28	21,013.18
3/31/2023	522.55	14,887.94	22,589.17
6/30/2023	528.97	14,719.71	24,563.47
9/30/2023	421.78	16,525.82	23,760.24
12/31/2023	480.58	15,476.43	26,537.81
3/31/2024	378.16	17,573.49	29,340.21
6/30/2024	404.8	17,113.06	30,595.97
9/30/2024	432.94	16,620.2	32,398.07
12/31/2024	450.35	16,349.3	33,178.86
3/31/2025	372.97	17,980.95	31,762.12
5/31/2025	455.95	15,711.76	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Energy	16.06%	-44.74%	-26.57%
S&P Energy Select Sector Index	-9.41%	21.05%	4.62%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$12,974,100
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$45,020
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Oil, Gas & Consumable Fuels	92.3%
Energy Equipment & Services	7.7%

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Energy - DUG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DUG525

UltraShort Financials

SKF - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Financials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$78	0.95%

How Did the Fund Perform Last Year?

UltraShort Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -34.82% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 24.33% and a volatility of 20.41%. The Index performance was driven by strength in the financial sector and in part by investors once again requiring higher returns for longer dated bonds and general broad equity market strength. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Financials : $440	S&P Financial Select Sector Index : $31,282	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,031.24	9,970	9,806
9/30/2015	10,907.88	9,300.02	9,174.49
12/31/2015	9,523.18	9,854.3	9,820.38
3/31/2016	9,892.62	9,355.67	9,952.95
6/30/2016	9,228.94	9,554.01	10,197.8
9/30/2016	8,248.19	9,992.54	10,590.41
12/31/2016	6,346.59	12,100.96	10,994.96
3/31/2017	5,923.48	12,407.12	11,662.36
6/30/2017	5,475.13	12,934.42	12,022.73
9/30/2017	4,972.4	13,612.19	12,561.34
12/31/2017	4,343.04	14,786.92	13,395.42
3/31/2018	4,321.67	14,644.96	13,293.61
6/30/2018	4,303.79	14,182.18	13,749.58
9/30/2018	3,986.22	14,800.52	14,809.68
12/31/2018	5,023	12,860.18	12,807.41
3/31/2019	4,035.12	13,961.01	14,555.62
6/30/2019	3,542.49	15,077.89	15,181.51
9/30/2019	3,328.69	15,380.95	15,439.6
12/31/2019	2,877.29	16,991.34	16,839.97
3/31/2020	4,088.43	11,567.7	13,539.33
6/30/2020	2,677.01	12,978.96	16,320.31
9/30/2020	2,413.79	13,556.53	17,777.72
12/31/2020	1,658.97	16,704.35	19,937.71
3/31/2021	1,280.86	19,375.38	21,167.87
6/30/2021	1,065.06	20,995.16	22,977.72
9/30/2021	1,009.48	21,570.43	23,110.99
12/31/2021	868.47	22,556.2	25,660.13
3/31/2022	884.7	22,222.36	24,479.77
6/30/2022	1,197.35	18,333.45	20,538.52
9/30/2022	1,305.33	17,765.11	19,536.24
12/31/2022	1,020.72	20,182.95	21,013.18
3/31/2023	1,066.17	19,060.77	22,589.17
6/30/2023	975.61	20,076.71	24,563.47
9/30/2023	1,019.61	19,849.85	23,760.24
12/31/2023	797.59	22,634.78	26,537.81
3/31/2024	647.22	25,455.07	29,340.21
6/30/2024	693.19	24,938.34	30,595.97
9/30/2024	577.98	27,596.76	32,398.07
12/31/2024	507.5	29,553.37	33,178.86
3/31/2025	477.15	30,593.65	31,762.12
5/31/2025	439.65	31,282.01	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Financials	-34.82%	-31.03%	-26.83%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$11,088,992
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$14,438
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	60.3%
Banks	24.3%
Insurance	15.4%

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Financials - SKF

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKF525

UltraShort FTSE China 50

FXP - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$68	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -56.97% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 38.31% and a volatility of 33.15%. The Index performance was driven by factors such as strength in Chinese equities which was compounded in part by Chinese government stimulus in September 2024, driving outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort FTSE China 50 : $1,183	FTSE China 50 Index : $9,935	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,884.08	9,506	9,763
9/30/2015	16,134.22	7,199.84	8,921.43
12/31/2015	14,888.87	7,438.88	9,416.57
3/31/2016	15,052.55	7,100.41	9,432.58
6/30/2016	13,675.31	7,199.11	9,560.86
9/30/2016	10,764.09	7,963.65	10,045.6
12/31/2016	12,062.04	7,626.79	10,254.54
3/31/2017	9,670.86	8,333.03	10,951.85
6/30/2017	8,889.2	8,698.85	11,423.88
9/30/2017	7,094.62	9,577.43	12,020.2
12/31/2017	6,058.11	10,341.71	12,700.55
3/31/2018	5,430	10,436.86	12,571
6/30/2018	6,237.1	9,848.22	12,745.74
9/30/2018	6,076.19	9,801.93	13,391.95
12/31/2018	6,812.61	9,120.7	11,663.05
3/31/2019	5,205.03	10,206.97	13,094.1
6/30/2019	5,373.36	10,004.87	13,632.27
9/30/2019	6,108.04	9,403.58	13,730.42
12/31/2019	4,842.66	10,445.5	14,953.8
3/31/2020	5,595.76	9,037.44	11,855.38
6/30/2020	4,597.96	9,666.45	14,062.85
9/30/2020	3,828.38	10,108.21	15,133.03
12/31/2020	2,928.53	11,610.29	17,281.92
3/31/2021	2,701.81	11,424.52	18,196.13
6/30/2021	2,639.35	11,539.91	19,566.3
9/30/2021	3,458.35	9,728.14	19,439.12
12/31/2021	3,616.29	9,288.43	21,005.91
3/31/2022	3,611.34	8,327.08	20,016.54
6/30/2022	2,838.9	8,601.04	16,952
9/30/2022	4,657	6,633.98	15,799.27
12/31/2022	3,186.08	7,473.18	17,470.83
3/31/2023	2,773.95	7,764.64	18,816.08
6/30/2023	3,128.84	7,170.64	20,106.87
9/30/2023	3,175.36	7,094.63	19,370.96
12/31/2023	3,592.94	6,507.2	21,557.94
3/31/2024	3,437.87	6,552.75	23,498.15
6/30/2024	2,866.13	7,163.46	24,250.09
9/30/2024	1,815.22	9,008.05	25,789.97
12/31/2024	1,713.88	8,589.18	25,645.55
3/31/2025	1,197.75	9,988.36	25,332.67
5/31/2025	1,183.26	9,935.42	27,019.83

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE China 50	-56.97%	-24.77%	-19.22%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,014,690
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort FTSE China 50 - FXP

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FXP525

UltraShort FTSE Europe

EPV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$85	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE Europe (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -21.12% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 14.04% and a volatility of 17.19%. The Index performance was driven by a protracted period of European underperformance relative to the U.S. that was broken in 2025 driven by prospects of policy reform and the end of fiscal austerity in Europe. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort FTSE Europe : $1,189	FTSE Developed Europe All Cap Index : $18,770	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,564.73	9,712	9,763
9/30/2015	12,144.82	8,911.73	8,921.43
12/31/2015	11,460.33	9,161.26	9,416.57
3/31/2016	11,513.17	8,946.89	9,432.58
6/30/2016	11,137.56	8,678.48	9,560.86
9/30/2016	9,915.35	9,180.1	10,045.6
12/31/2016	10,031.54	9,116.75	10,254.54
3/31/2017	8,524.21	9,805.07	10,951.85
6/30/2017	7,165.36	10,575.75	11,423.88
9/30/2017	6,328.52	11,285.38	12,020.2
12/31/2017	6,077.47	11,563	12,700.55
3/31/2018	6,110.23	11,353.71	12,571
6/30/2018	6,269.13	11,240.17	12,745.74
9/30/2018	6,170.25	11,303.12	13,391.95
12/31/2018	8,015.17	9,811.11	11,663.05
3/31/2019	6,502.2	10,883.46	13,094.1
6/30/2019	5,979.3	11,372.13	13,632.27
9/30/2019	6,182.48	11,150.37	13,730.42
12/31/2019	5,102.39	12,223.04	14,953.8
3/31/2020	7,497.86	9,157.5	11,855.38
6/30/2020	5,040.5	10,638.27	14,062.85
9/30/2020	4,458.01	11,197.84	15,133.03
12/31/2020	3,225.82	13,020.85	17,281.92
3/31/2021	2,869.11	13,565.12	18,196.13
6/30/2021	2,413.24	14,590.64	19,566.3
9/30/2021	2,461.19	14,400.96	19,439.12
12/31/2021	2,187.99	15,148.37	21,005.91
3/31/2022	2,459.22	13,953.17	20,016.54
6/30/2022	3,129.64	11,839.26	16,952
9/30/2022	3,906.95	10,568.91	15,799.27
12/31/2022	2,539.57	12,656.27	17,470.83
3/31/2023	2,059.02	13,944.68	18,816.08
6/30/2023	1,946.3	14,340.7	20,106.87
9/30/2023	2,198.06	13,620.8	19,370.96
12/31/2023	1,754.31	15,200.81	21,557.94
3/31/2024	1,608.43	15,945.65	23,498.15
6/30/2024	1,608.19	16,050.9	24,250.09
9/30/2024	1,433.19	17,177.67	25,789.97
12/31/2024	1,787.72	15,538.92	25,645.55
3/31/2025	1,459.9	17,099.03	25,332.67
5/31/2025	1,188.65	18,769.6	27,019.83

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE Europe	-21.12%	-26.62%	-19.18%
FTSE Developed Europe All Cap Index	14.04%	12.87%	6.50%
S&P Global 1200 Index	13.92%	14.59%	10.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$18,028,122
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$70,152
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.0%
Industrials	18.9%
Health Care	12.9%
Consumer Staples	9.5%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.9%
Utilities	4.2%
Energy	4.1%
Communication Services	3.7%
Other	1.7%

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.4%
Germany	15.0%
Switzerland	14.0%
Netherlands	6.3%
Sweden	5.5%
Italy	5.2%
Spain	4.9%
Denmark	3.5%
Belgium	1.8%
Other	5.1%

UltraShort FTSE Europe - EPV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EPV525

UltraShort Health Care

RXD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Health Care (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$104	0.95%

How Did the Fund Perform Last Year?

UltraShort Health Care (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 19.55% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -6.03% and a volatility of 15.94%. The Index performance was driven by factors such as weakness in the health care sector due in part to policy uncertainty and company specific challenges at United Healthcare. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Health Care : $1,458	S&P Health Care Select Sector Index : $21,111	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,944.55	9,972	9,806
9/30/2015	12,067.88	8,909.98	9,174.49
12/31/2015	9,931.59	9,728.81	9,820.38
3/31/2016	10,899.87	9,191.78	9,952.95
6/30/2016	9,501.13	9,768.1	10,197.8
9/30/2016	9,091.08	9,856.99	10,590.41
12/31/2016	9,657.18	9,465.67	10,994.96
3/31/2017	8,156.4	10,255.11	11,662.36
6/30/2017	7,086.31	10,983.22	12,022.73
9/30/2017	6,555.95	11,376.42	12,561.34
12/31/2017	6,337.46	11,541.38	13,395.42
3/31/2018	6,283.33	11,395.96	13,293.61
6/30/2018	5,808.77	11,748.09	13,749.58
9/30/2018	4,465.81	13,455.09	14,809.68
12/31/2018	5,335.44	12,281.81	12,807.41
3/31/2019	4,597.45	13,091.18	14,555.62
6/30/2019	4,494.48	13,271.83	15,181.51
9/30/2019	4,744.29	12,973.22	15,439.6
12/31/2019	3,611.23	14,837.47	16,839.97
3/31/2020	3,966.2	12,957.56	13,539.33
6/30/2020	2,797.59	14,718.49	16,320.31
9/30/2020	2,438.05	15,582.47	17,777.72
12/31/2020	2,018.69	16,833.74	19,937.71
3/31/2021	1,871.62	17,369.06	21,167.87
6/30/2021	1,568.38	18,828.06	22,977.72
9/30/2021	1,508.78	19,097.3	23,110.99
12/31/2021	1,252.73	21,230.47	25,660.13
3/31/2022	1,319.77	20,682.72	24,479.77
6/30/2022	1,455.91	19,460.37	20,538.52
9/30/2022	1,597.75	18,452.32	19,536.24
12/31/2022	1,265.17	20,814.22	21,013.18
3/31/2023	1,388.14	19,917.13	22,589.17
6/30/2023	1,338.26	20,504.68	24,563.47
9/30/2023	1,445.58	19,961.31	23,760.24
12/31/2023	1,306.84	21,240.83	26,537.81
3/31/2024	1,132.89	23,120.64	29,340.21
6/30/2024	1,185.62	22,898.69	30,595.97
9/30/2024	1,079.44	24,288.64	32,398.07
12/31/2024	1,370.46	21,786.91	33,178.86
3/31/2025	1,229.49	23,211.77	31,762.12
5/31/2025	1,457.87	21,111.1	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Health Care	19.55%	-11.79%	-17.52%
S&P Health Care Select Sector Index	-6.03%	6.97%	7.76%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$2,145,530
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Pharmaceuticals	30.1%
Health Care Equipment & Supplies	24.8%
Health Care Providers & Services	18.9%
Biotechnology	17.5%
Life Sciences Tools & Services	8.7%

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Health Care - RXD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXD525

UltraShort Industrials

SIJ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Industrials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$82	0.95%

How Did the Fund Perform Last Year?

UltraShort Industrials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -26.86% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 17.54% and a volatility of 20.04%. The index performance was driven in part by a rally as tariff concerns diminished, resulting in outperformance relative to the S&P 500. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Industrials : $484	S&P Industrials Select Sector Index : $31,121	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,442.24	9,742	9,806
9/30/2015	11,914.49	9,035.71	9,174.49
12/31/2015	10,148.79	9,661.88	9,820.38
3/31/2016	8,988.06	10,170.09	9,952.95
6/30/2016	8,285.88	10,326.71	10,197.8
9/30/2016	7,510.96	10,821.36	10,590.41
12/31/2016	6,630.17	11,606.99	10,994.96
3/31/2017	5,976.38	12,207.08	11,662.36
6/30/2017	5,407.95	12,843.06	12,022.73
9/30/2017	4,817.76	13,449.26	12,561.34
12/31/2017	4,227.77	14,404.15	13,395.42
3/31/2018	4,228.64	14,222.66	13,293.61
6/30/2018	4,251.07	13,770.38	13,749.58
9/30/2018	3,577.67	15,147.42	14,809.68
12/31/2018	5,046.8	12,528.43	12,807.41
3/31/2019	3,557.45	14,683.32	14,555.62
6/30/2019	3,230.11	15,207.52	15,181.51
9/30/2019	3,155.48	15,358.07	15,439.6
12/31/2019	2,800.94	16,207.37	16,839.97
3/31/2020	3,846.34	11,823.28	13,539.33
6/30/2020	2,293.64	13,834.42	16,320.31
9/30/2020	1,801.42	15,560.95	17,777.72
12/31/2020	1,284.34	18,000.91	19,937.71
3/31/2021	1,051.29	20,054.81	21,167.87
6/30/2021	930.09	20,953.27	22,977.72
9/30/2021	984.04	20,066.95	23,110.99
12/31/2021	843.77	21,800.73	25,660.13
3/31/2022	945.31	21,286.23	24,479.77
6/30/2022	1,270.71	18,140.13	20,538.52
9/30/2022	1,331.98	17,283.91	19,536.24
12/31/2022	996.43	20,605.88	21,013.18
3/31/2023	930.21	21,320.9	22,589.17
6/30/2023	833.22	22,704.63	24,563.47
9/30/2023	948.61	21,533.07	23,760.24
12/31/2023	755.86	24,343.14	26,537.81
3/31/2024	626.74	27,013.58	29,340.21
6/30/2024	680.39	26,230.19	30,595.97
9/30/2024	556.03	29,259.77	32,398.07
12/31/2024	591.61	28,595.58	33,178.86
3/31/2025	600.6	28,541.25	31,762.12
5/31/2025	484.18	31,121.37	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Industrials	-26.86%	-27.91%	-26.12%
S&P Industrials Select Sector Index	17.54%	18.06%	12.01%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("SP") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,331,280
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Capital Goods	69.4%
Transportation	15.8%
Commercial & Professional Services	14.8%

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Industrials - SIJ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SIJ525

UltraShort Materials

SMN - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Materials (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$99	0.95%

How Did the Fund Perform Last Year?

UltraShort Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 8.92% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -3.72% and a volatility of 19.55%. The Index delivered modestly negative performance in part due to muted commodity prices and global recession concerns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Materials : $771	S&P Materials Select Sector Index : $21,041	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,813.28	9,608	9,806
9/30/2015	15,743.73	7,975.6	9,174.49
12/31/2015	12,614.78	8,746.84	9,820.38
3/31/2016	11,051.96	9,052.98	9,952.95
6/30/2016	9,884.99	9,415.1	10,197.8
9/30/2016	8,878.56	9,755.93	10,590.41
12/31/2016	7,829.93	10,221.28	10,994.96
3/31/2017	6,700.38	10,819.23	11,662.36
6/30/2017	6,513.36	11,165.44	12,022.73
9/30/2017	5,591.42	11,833.14	12,561.34
12/31/2017	4,873.79	12,666.19	13,395.42
3/31/2018	5,304.68	11,969.55	13,293.61
6/30/2018	4,868.12	12,266.4	13,749.58
9/30/2018	4,848.12	12,299.52	14,809.68
12/31/2018	6,365.06	10,797.74	12,807.41
3/31/2019	5,243.23	11,912.07	14,555.62
6/30/2019	4,736.82	12,656.58	15,181.51
9/30/2019	4,908.33	12,642.65	15,439.6
12/31/2019	4,264.81	13,435.35	16,839.97
3/31/2020	6,518.99	9,904.54	13,539.33
6/30/2020	3,408.98	12,466.84	16,320.31
9/30/2020	2,647.73	14,143.63	17,777.72
12/31/2020	1,890.74	16,184.56	19,937.71
3/31/2021	1,467.18	17,657.35	21,167.87
6/30/2021	1,311.42	18,533.16	22,977.72
9/30/2021	1,403.82	17,890.06	23,110.99
12/31/2021	1,022.76	20,609.35	25,660.13
3/31/2022	928.23	20,120.91	24,479.77
6/30/2022	1,297.12	16,921.68	20,538.52
9/30/2022	1,420.59	15,715.17	19,536.24
12/31/2022	996.44	18,080.3	21,013.18
3/31/2023	880.18	18,855.94	22,589.17
6/30/2023	835.55	19,480.07	24,563.47
9/30/2023	937.37	18,552.82	23,760.24
12/31/2023	790.27	20,348.74	26,537.81
3/31/2024	676.92	22,190.3	29,340.21
6/30/2024	759.15	21,191.73	30,595.97
9/30/2024	640.25	23,247.33	32,398.07
12/31/2024	847.05	20,390.23	33,178.86
3/31/2025	812.28	20,944.85	31,762.12
5/31/2025	771.23	21,041.2	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Materials	8.92%	-26.95%	-22.60%
S&P Materials Select Sector Index	-3.72%	11.50%	7.72%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$825,746
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Chemicals	60.7%
Metals & Mining	15.5%
Containers & Packaging	14.9%
Construction Materials	8.9%

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Materials - SMN

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMN525

UltraShort MidCap400

MZZ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$92	0.95%

How Did the Fund Perform Last Year?

UltraShort MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -5.75% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 2.17% and a volatility of 21.97%. The Index performance was driven by mid caps delivering modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort MidCap400 : $764	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,228.05	9,868	9,821
9/30/2015	11,853.35	9,029.22	9,163.98
12/31/2015	11,047.2	9,263.98	9,767.88
3/31/2016	9,931.04	9,615.09	9,921.24
6/30/2016	8,981.21	9,998.73	10,179.19
9/30/2016	8,186.12	10,412.67	10,584.32
12/31/2016	7,021.9	11,185.29	11,041.56
3/31/2017	6,448.53	11,625.99	11,675.35
6/30/2017	6,164.8	11,855.03	12,020.94
9/30/2017	5,765.96	12,236.76	12,554.67
12/31/2017	5,114.86	13,001.56	13,374.49
3/31/2018	5,116	12,901.44	13,278.19
6/30/2018	4,704.49	13,454.92	13,762.85
9/30/2018	4,388.74	13,974.28	14,774.42
12/31/2018	6,260.39	11,559.52	12,710.43
3/31/2019	4,770.42	13,234.5	14,444.13
6/30/2019	4,486.66	13,638.15	15,045.01
9/30/2019	4,456.81	13,625.87	15,275.2
12/31/2019	3,893.63	14,587.86	16,637.74
3/31/2020	5,917.22	10,255.27	13,215.36
6/30/2020	3,309.98	12,723.71	15,960.19
9/30/2020	2,926.13	13,330.63	17,326.38
12/31/2020	1,830.24	16,579.3	19,620.4
3/31/2021	1,364.88	18,812.54	20,976.17
6/30/2021	1,245.05	19,497.31	22,683.63
9/30/2021	1,263.55	19,154.16	22,763.02
12/31/2021	1,055.36	20,686.49	25,200.94
3/31/2022	1,122.48	19,676.99	24,031.61
6/30/2022	1,471.82	16,642.8	20,181.75
9/30/2022	1,505.42	16,233.39	19,221.1
12/31/2022	1,190.41	17,983.34	20,718.42
3/31/2023	1,100.87	18,668.51	22,201.86
6/30/2023	1,013.27	19,573.93	24,064.6
9/30/2023	1,127.32	18,751.83	23,256.03
12/31/2023	911.25	20,940.17	25,995.59
3/31/2024	768.93	23,023.71	28,675.73
6/30/2024	843.83	22,229.39	29,725.26
9/30/2024	744.44	23,772.11	31,520.67
12/31/2024	747.64	23,852.94	32,220.43
3/31/2025	854.72	22,397.91	30,773.73
5/31/2025	764.22	23,074.33	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MidCap400	-5.75%	-26.33%	-22.67%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,369,548
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MidCap400 - MZZ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MZZ525

UltraShort MSCI Brazil Capped

BZQ - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$92	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Brazil Capped (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -5.84% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -0.03% and a volatility of 22.22%. Returns of the Index were flat during the full period after markets recovered from a sell off starting in late summer 2024 through the end of 2024. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort MSCI Brazil Capped : $150	MSCI Brazil 25/50 Index : $14,807	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000	10,000
6/30/2015	9,203.89	10,372	9,740
9/30/2015	18,025.98	6,908.79	7,996.54
12/31/2015	17,707.05	6,714.65	8,049.32
3/31/2016	8,829.53	8,594.76	8,508.93
6/30/2016	5,811.83	9,811.77	8,565.09
9/30/2016	4,339.63	10,915.6	9,338.52
12/31/2016	3,958.12	11,091.34	8,950.04
3/31/2017	2,956.9	12,191.6	9,974.82
6/30/2017	3,064.02	11,378.42	10,600.24
9/30/2017	2,010.45	13,911.25	11,436.6
12/31/2017	1,993.32	13,594.08	12,287.48
3/31/2018	1,530.84	15,029.61	12,444.76
6/30/2018	2,715.03	11,159.49	11,470.33
9/30/2018	2,269.36	11,793.35	11,345.31
12/31/2018	1,561.73	13,458.57	10,498.95
3/31/2019	1,267.25	14,562.17	11,539.39
6/30/2019	1,046.76	15,647.05	11,609.78
9/30/2019	1,084.27	14,993	11,116.37
12/31/2019	809.29	17,175.99	12,432.55
3/31/2020	1,558.84	8,591.43	9,498.47
6/30/2020	774.94	10,513.33	11,215.79
9/30/2020	761.55	10,203.19	12,288.02
12/31/2020	381.42	13,894.7	14,708.76
3/31/2021	422.69	12,542.75	15,045.59
6/30/2021	264.67	15,347.3	15,805.39
9/30/2021	387.19	12,296.26	14,526.73
12/31/2021	406.79	11,538.81	14,336.43
3/31/2022	209.92	15,643.17	13,337.18
6/30/2022	334.16	11,862.21	11,810.08
9/30/2022	263.23	12,821.87	10,443.65
12/31/2022	226.31	13,182.16	11,456.68
3/31/2023	224.03	12,824.92	11,910.37
6/30/2023	148.58	15,442.49	12,017.56
9/30/2023	163.15	14,878.84	11,665.45
12/31/2023	115.33	17,539.18	12,582.35
3/31/2024	133.28	16,267.59	12,845.32
6/30/2024	174.46	14,268.3	13,524.84
9/30/2024	149.73	15,322.73	14,704.21
12/31/2024	229.02	12,342.46	13,526.4
3/31/2025	170.89	14,058.06	13,922.72
5/31/2025	149.77	14,807.35	14,707.96

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Brazil Capped	-5.84%	-31.09%	-34.30%
MSCI Brazil 25/50 Index	-0.03%	8.56%	4.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$10,331,285
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	39.0%
Energy	14.2%
Materials	12.1%
Utilities	11.8%
Industrials	9.9%
Consumer Staples	7.0%
Communication Services	2.1%
Health Care	1.6%
Information Technology	1.2%
Consumer Discretionary	1.1%

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Brazil Capped - BZQ

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BZQ525

UltraShort MSCI EAFE

EFU - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$86	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -19.64% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 13.33% and a volatility of 16.79%. The Index performance was driven by a protracted period of European underperformance relative to the U.S. that was broken in 2025 driven by prospects of policy reform and the end of fiscal austerity in Europe. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort MSCI EAFE : $1,774	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	10,564.91	9,717
9/30/2015	12,466.15	8,722.95
12/31/2015	11,437.11	9,133.8
3/31/2016	11,682.43	8,858.87
6/30/2016	11,181.66	8,729.54
9/30/2016	9,819.99	9,290.84
12/31/2016	10,018.6	9,224.88
3/31/2017	8,573.95	9,893.68
6/30/2017	7,541.41	10,499.18
9/30/2017	6,833.87	11,066.13
12/31/2017	6,355.15	11,534.23
3/31/2018	6,380.76	11,338.15
6/30/2018	6,648.1	11,216.83
9/30/2018	6,460.86	11,368.26
12/31/2018	8,369.42	9,942.68
3/31/2019	6,887.21	10,934.96
6/30/2019	6,449.15	11,337.36
9/30/2019	6,560.07	11,216.05
12/31/2019	5,661.92	12,132.4
3/31/2020	8,020.44	9,362.58
6/30/2020	5,612.07	10,755.73
9/30/2020	5,013.86	11,272
12/31/2020	3,644.46	13,081.16
3/31/2021	3,314.84	13,536.38
6/30/2021	2,933.93	14,236.21
9/30/2021	2,955.7	14,172.15
12/31/2021	2,751.99	14,553.38
3/31/2022	3,075.78	13,693.28
6/30/2022	3,932.53	11,706.38
9/30/2022	4,789.2	10,610.67
12/31/2022	3,377.26	12,450.55
3/31/2023	2,850.97	13,505.12
6/30/2023	2,715.94	13,903.52
9/30/2023	3,050.39	13,332.08
12/31/2023	2,513.4	14,721.29
3/31/2024	2,258.05	15,555.98
6/30/2024	2,302.42	15,507.76
9/30/2024	2,050.24	16,633.62
12/31/2024	2,490.15	15,284.64
3/31/2025	2,154.44	16,333.16
5/31/2025	1,773.67	17,863.58

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI EAFE	-19.64%	-21.98%	-15.88%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,063,392
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.5%
Energy	3.1%
Other	1.9%

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	21.9%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.1%
Other	10.5%

UltraShort MSCI EAFE - EFU

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFU525

UltraShort MSCI Emerging Markets

EEV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$86	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Emerging Markets (the “Fund”)seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -19.36% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 13.04% and a volatility of 16.38%. Emerging markets saw strong performance relative to the U.S. during the first five months of 2025, driven in part by pent up valuation discount and U.S. skepticism, ultimately bringing Index performance in line with the S&P 500 for the full period.  Primary factors affecting Fund performance include the total return of the derivatives held by The Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of The Fund’s Index(and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort MSCI Emerging Markets : $1,848	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	10,530.45	9,740
9/30/2015	14,398.38	7,996.54
12/31/2015	13,860.12	8,049.32
3/31/2016	11,511.32	8,508.93
6/30/2016	10,723.87	8,565.09
9/30/2016	8,767.13	9,338.52
12/31/2016	9,521.36	8,950.04
3/31/2017	7,430.63	9,974.82
6/30/2017	6,599.53	10,600.24
9/30/2017	5,588.59	11,436.6
12/31/2017	4,858.97	12,287.48
3/31/2018	4,435.07	12,444.76
6/30/2018	5,345.25	11,470.33
9/30/2018	5,346.63	11,345.31
12/31/2018	6,027.47	10,498.95
3/31/2019	4,927.65	11,539.39
6/30/2019	4,816.4	11,609.78
9/30/2019	5,259.41	11,116.37
12/31/2019	4,162.81	12,432.55
3/31/2020	5,782.84	9,498.47
6/30/2020	3,855.27	11,215.79
9/30/2020	3,061.41	12,288.02
12/31/2020	2,128.8	14,708.76
3/31/2021	1,907.02	15,045.59
6/30/2021	1,728.75	15,805.39
9/30/2021	2,009.03	14,526.73
12/31/2021	2,026.5	14,336.43
3/31/2022	2,239.19	13,337.18
6/30/2022	2,667.46	11,810.08
9/30/2022	3,468.42	10,443.65
12/31/2022	2,770.93	11,456.68
3/31/2023	2,556.84	11,910.37
6/30/2023	2,535.34	12,017.56
9/30/2023	2,782.13	11,665.45
12/31/2023	2,415.66	12,582.35
3/31/2024	2,350.18	12,845.32
6/30/2024	2,187.04	13,524.84
9/30/2024	1,894.32	14,704.21
12/31/2024	2,226.72	13,526.4
3/31/2025	2,052.68	13,922.72
5/31/2025	1,848.28	14,707.96

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Emerging Markets	-19.36%	-16.23%	-15.53%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$4,437,451
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	29.0%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	8.0%

UltraShort MSCI Emerging Markets - EEV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EEV525

UltraShort MSCI Japan

EWV - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$86	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Japan (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -19.20% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 11.17% and a volatility of 27.86%. The Index performance was driven by factors such as the performance of Japanese stocks which were boosted by significant yen appreciation during the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort MSCI Japan : $1,917	MSCI Japan Index : $17,420	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000	10,000
6/30/2015	10,201.72	9,829	9,717
9/30/2015	12,154.81	8,669.18	8,722.95
12/31/2015	10,412.81	9,478.88	9,133.8
3/31/2016	11,228.48	8,860.86	8,858.87
6/30/2016	10,459.54	8,950.35	8,729.54
9/30/2016	8,661.97	9,720.08	9,290.84
12/31/2016	8,842.71	9,704.53	9,224.88
3/31/2017	7,904.78	10,140.26	9,893.68
6/30/2017	7,157.49	10,666.54	10,499.18
9/30/2017	6,630.55	11,090	11,066.13
12/31/2017	5,639.9	12,031.54	11,534.23
3/31/2018	5,374.53	12,047.19	11,338.15
6/30/2018	5,809.79	11,788.17	11,216.83
9/30/2018	5,359	12,221.98	11,368.26
12/31/2018	7,308.65	10,482.79	9,942.68
3/31/2019	6,246.73	11,180.94	10,934.96
6/30/2019	6,162.3	11,294.99	11,337.36
9/30/2019	5,691.62	11,648.52	11,216.05
12/31/2019	5,107.33	12,538.47	12,132.4
3/31/2020	6,641.58	10,433.26	9,362.58
6/30/2020	4,986.36	11,644.56	10,755.73
9/30/2020	4,224.86	12,452.69	11,272
12/31/2020	3,134.47	14,352.97	13,081.16
3/31/2021	2,985.1	14,578.32	13,536.38
6/30/2021	2,962.79	14,537.5	14,236.21
9/30/2021	2,677.89	15,200.41	14,172.15
12/31/2021	2,810.74	14,598.47	14,553.38
3/31/2022	3,210.98	13,633.51	13,693.28
6/30/2022	4,155.37	11,638.93	11,706.38
9/30/2022	4,770.13	10,746.22	10,610.67
12/31/2022	3,759.23	12,167.95	12,450.55
3/31/2023	3,251.02	12,921.14	13,505.12
6/30/2023	2,907.77	13,750.68	13,903.52
9/30/2023	3,101.84	13,532.05	13,332.08
12/31/2023	2,691.45	14,640.32	14,721.29
3/31/2024	2,200.76	16,176.09	15,555.98
6/30/2024	2,401.86	15,558.16	15,507.76
9/30/2024	2,153.97	16,448.09	16,633.62
12/31/2024	2,402.12	15,855.96	15,284.64
3/31/2025	2,313.82	15,909.87	16,333.16
5/31/2025	1,917.47	17,419.72	17,863.58

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Japan	-19.20%	-17.60%	-15.22%
MSCI Japan Index	11.17%	8.38%	5.70%
MSCI EAFE Index	13.33%	11.41%	5.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,006,672
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.0%
Consumer Discretionary	18.0%
Financials	16.5%
Information Technology	13.3%
Communication Services	8.0%
Health Care	7.3%
Consumer Staples	5.4%
Materials	3.5%
Real Estate	2.3%
Utilities	1.0%
Other	0.7%

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Japan - EWV

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EWV525

UltraShort Nasdaq Biotechnology

BIS - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$100	0.95%

How Did the Fund Perform Last Year?

UltraShort Nasdaq Biotechnology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of 11.04% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -6.52% and a volatility of 22.79%. The Index performance was driven by biotech performance which was hampered by post-covid cooling and geopolitical and policy uncertainty. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Nasdaq Biotechnology : $1,747	Nasdaq Biotechnology® Index : $11,378	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	9,657.57	10,117	9,760	9,844
9/30/2015	12,927.45	8,303.02	9,308.11	9,146.06
12/31/2015	9,674.93	9,284.44	10,258.47	9,942.68
3/31/2016	14,658.76	7,160.16	10,047.15	9,701.08
6/30/2016	13,913.72	7,079.97	9,932.61	9,678.76
9/30/2016	10,592.07	7,964.96	10,996.39	10,648.57
12/31/2016	11,807.56	7,303.07	11,005.19	10,825.34
3/31/2017	9,364.8	8,094.73	12,335.71	11,921.95
6/30/2017	8,169.11	8,569.89	12,852.58	12,417.9
9/30/2017	6,924.89	9,233.2	13,645.59	13,170.43
12/31/2017	7,412.54	8,883.26	14,636.26	14,033.09
3/31/2018	7,137.25	8,888.59	15,097.3	14,396.55
6/30/2018	6,557.39	9,162.36	16,194.87	15,348.16
9/30/2018	5,262.69	10,188.54	17,589.25	16,485.46
12/31/2018	7,781.08	8,095.81	14,641.29	13,635.12
3/31/2019	5,661.59	9,353.9	17,114.21	15,927.18
6/30/2019	5,799.74	9,143.44	17,841.56	16,543.57
9/30/2019	6,848.59	8,355.28	18,071.71	16,573.34
12/31/2019	4,607.12	10,128.27	20,419.23	18,640.04
3/31/2020	4,850.2	9,088.09	18,318.09	16,039.76
6/30/2020	2,765.32	11,532.79	23,868.47	21,004.06
9/30/2020	2,670.51	11,438.22	26,880.67	23,364.92
12/31/2020	2,027.75	12,805.09	30,399.36	27,016.85
3/31/2021	1,937.51	12,734.66	30,934.38	27,813.85
6/30/2021	1,581.21	13,899.88	34,454.72	30,506.23
9/30/2021	1,555.33	13,749.76	34,830.27	30,436.07
12/31/2021	1,727.78	12,807.9	38,759.13	33,007.91
3/31/2022	2,071.8	11,313.22	35,305.69	30,053.7
6/30/2022	2,317.66	10,206.79	27,432.52	23,357.74
9/30/2022	2,171.76	10,277.22	26,220	22,444.45
12/31/2022	1,683.85	11,511.51	26,209.52	22,267.14
3/31/2023	1,741.91	11,296.24	31,653.23	26,063.69
6/30/2023	1,795.27	11,188.93	36,524.66	29,465
9/30/2023	1,938.64	10,873.4	35,480.06	28,304.08
12/31/2023	1,577.04	12,042.29	40,660.15	32,207.21
3/31/2024	1,547.06	12,232.56	44,205.71	35,205.7
6/30/2024	1,477.73	12,581.19	47,764.27	38,187.62
9/30/2024	1,352.67	13,221.57	48,776.87	39,241.6
12/31/2024	1,655.98	11,974.78	51,181.57	41,733.45
3/31/2025	1,708.24	11,817.91	47,051.22	37,451.59
5/31/2025	1,746.76	11,378.28	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Nasdaq Biotechnology	11.04%	-9.70%	-16.01%
Nasdaq Biotechnology® Index	-6.52%	0.06%	1.29%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$2,881,910
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Biotechnology	80.0%
Pharmaceuticals	15.1%
Life Sciences Tools & Services	4.1%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.2%

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq Biotechnology - BIS

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIS525

UltraShort QQQ

QID - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort QQQ (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort QQQ (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -30.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 16.02% and a volatility of 25.59%. The Index delivered strong performance for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund's Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort QQQ : $126	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,452.81	9,760	9,844
9/30/2015	10,974.55	9,308.11	9,146.06
12/31/2015	8,839.09	10,258.47	9,942.68
3/31/2016	8,876.14	10,047.15	9,701.08
6/30/2016	8,906.59	9,932.61	9,678.76
9/30/2016	7,205.75	10,996.39	10,648.57
12/31/2016	7,127.72	11,005.19	10,825.34
3/31/2017	5,668.07	12,335.71	11,921.95
6/30/2017	5,189.94	12,852.58	12,417.9
9/30/2017	4,591.09	13,645.59	13,170.43
12/31/2017	3,989.39	14,636.26	14,033.09
3/31/2018	3,631.03	15,097.3	14,396.55
6/30/2018	3,127.24	16,194.87	15,348.16
9/30/2018	2,655.34	17,589.25	16,485.46
12/31/2018	3,593.91	14,641.29	13,635.12
3/31/2019	2,607.43	17,114.21	15,927.18
6/30/2019	2,391.73	17,841.56	16,543.57
9/30/2019	2,304.93	18,071.71	16,573.34
12/31/2019	1,808.37	20,419.23	18,640.04
3/31/2020	1,792.25	18,318.09	16,039.76
6/30/2020	978.57	23,868.47	21,004.06
9/30/2020	730.25	26,880.67	23,364.92
12/31/2020	548.33	30,399.36	27,016.85
3/31/2021	505.45	30,934.38	27,813.85
6/30/2021	398.75	34,454.72	30,506.23
9/30/2021	385.31	34,830.27	30,436.07
12/31/2021	302.44	38,759.13	33,007.91
3/31/2022	338.33	35,305.69	30,053.7
6/30/2022	505.83	27,432.52	23,357.74
9/30/2022	529.98	26,220	22,444.45
12/31/2022	502.56	26,209.52	22,267.14
3/31/2023	341.22	31,653.23	26,063.69
6/30/2023	258.95	36,524.66	29,465
9/30/2023	278.14	35,480.06	28,304.08
12/31/2023	214.86	40,660.15	32,207.21
3/31/2024	184.54	44,205.71	35,205.7
6/30/2024	161.29	47,764.27	38,187.62
9/30/2024	154.25	48,776.87	39,241.6
12/31/2024	141.77	51,181.57	41,733.45
3/31/2025	166.85	47,051.22	37,451.59
5/31/2025	125.96	52,146.87	41,425.21

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort QQQ	-30.27%	-35.48%	-35.43%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100® Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$261,608,059
  Number of Portfolio Holdings19
  Net Investment Advisory Fees$1,722,468
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(193)%
Nasdaq 100 E-Mini Index Futures	(7)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Holdings

The UltraShort QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort QQQ - QID

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QID525

UltraShort Real Estate

SRS - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Real Estate (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$86	0.95%

How Did the Fund Perform Last Year?

UltraShort Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -19.74% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 13.74% and a volatility of 18.17%. The Index performance was driven by factors such as a post liberation day rally that helped the real estate sector shrug off higher interest rates and preserve gains from 2024. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Real Estate : $1,356	S&P Real Estate Select Sector Index : $19,879	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,843.7	9,581	9,806
9/30/2015	10,453.05	9,798.49	9,174.49
12/31/2015	8,903.1	10,649	9,820.38
3/31/2016	7,799.06	11,120.75	9,952.95
6/30/2016	6,745.76	11,754.63	10,197.8
9/30/2016	6,791.23	11,508.96	10,590.41
12/31/2016	7,080.61	11,001.41	10,994.96
3/31/2017	6,601.66	11,390.86	11,662.36
6/30/2017	6,259.72	11,705.25	12,022.73
9/30/2017	6,101.69	11,814.11	12,561.34
12/31/2017	5,804.88	12,194.52	13,395.42
3/31/2018	6,474.06	11,582.36	13,293.61
6/30/2018	5,577.07	12,292.36	13,749.58
9/30/2018	5,521.71	12,398.07	14,809.68
12/31/2018	6,146.48	11,923.23	12,807.41
3/31/2019	4,511.4	14,014.56	14,555.62
6/30/2019	4,374.39	14,359.32	15,181.51
9/30/2019	3,802.89	15,466.42	15,439.6
12/31/2019	3,754.5	15,384.45	16,839.97
3/31/2020	4,912.87	12,429.1	13,539.33
6/30/2020	3,229.23	14,072.22	16,320.31
9/30/2020	2,997.99	14,342.41	17,777.72
12/31/2020	2,510.46	15,063.83	19,937.71
3/31/2021	2,116.34	16,422.59	21,167.87
6/30/2021	1,669.35	18,572.31	22,977.72
9/30/2021	1,615.03	18,735.75	23,110.99
12/31/2021	1,204.32	22,021.99	25,660.13
3/31/2022	1,338.24	20,652.23	24,479.77
6/30/2022	1,731.85	17,612.22	20,538.52
9/30/2022	2,107.73	15,669.59	19,536.24
12/31/2022	1,858.64	16,268.17	21,013.18
3/31/2023	1,783.1	16,585.4	22,589.17
6/30/2023	1,743.12	16,885.59	24,563.47
9/30/2023	2,141.98	15,382.78	23,760.24
12/31/2023	1,509.12	18,279.35	26,537.81
3/31/2024	1,550.99	18,178.82	29,340.21
6/30/2024	1,638.69	17,831.6	30,595.97
9/30/2024	1,219.18	20,893.29	32,398.07
12/31/2024	1,455.22	19,234.36	33,178.86
3/31/2025	1,369.69	19,922.95	31,762.12
5/31/2025	1,356.08	19,879.12	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Real Estate	-19.74%	-17.39%	-18.11%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$21,975,431
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$135,234
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	43.9%
Health Care REITs	13.5%
Residential REITs	12.5%
Retail REITs	12.4%
Industrial REITs	9.4%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.0%
Office REITs	0.9%

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Real Estate - SRS

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRS525

UltraShort Russell2000

TWM - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$91	0.95%

How Did the Fund Perform Last Year?

UltraShort Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -7.61% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 1.19% and a volatility of 24.70%. The Index performance was driven by small caps delivering modest returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts.  Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Russell2000 : $774	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,790.18	10,075	9,833
9/30/2015	12,212.38	8,874.06	9,120.11
12/31/2015	11,042.56	9,192.64	9,691.94
3/31/2016	10,889.26	9,052.91	9,785.95
6/30/2016	9,807.45	9,396.02	10,043.32
9/30/2016	8,096.94	10,246.36	10,485.23
12/31/2016	6,693.65	11,151.11	10,926.65
3/31/2017	6,283.14	11,426.54	11,553.84
6/30/2017	5,922.7	11,707.63	11,902.77
9/30/2017	5,271.54	12,371.46	12,446.73
12/31/2017	4,920.04	12,784.66	13,235.85
3/31/2018	4,839.78	12,774.44	13,151.14
6/30/2018	4,150.5	13,764.45	13,662.72
9/30/2018	3,875.94	14,257.22	14,635.51
12/31/2018	5,850.72	11,377.26	12,542.63
3/31/2019	4,417.47	13,036.07	14,303.61
6/30/2019	4,211.47	13,309.83	14,890.06
9/30/2019	4,359.94	12,990.39	15,062.79
12/31/2019	3,604.45	14,281.63	16,433.5
3/31/2020	5,602.52	9,910.03	12,998.9
6/30/2020	2,983.18	12,429.15	15,862.56
9/30/2020	2,605.61	13,041.91	17,323.5
12/31/2020	1,445.03	17,133.16	19,866.59
3/31/2021	1,069.16	19,309.07	21,128.11
6/30/2021	955.48	20,137.43	22,869.07
9/30/2021	1,010.79	19,259.44	22,846.2
12/31/2021	932.88	19,671.59	24,966.33
3/31/2022	1,030.67	18,190.32	23,648.11
6/30/2022	1,395.78	15,061.58	19,698.87
9/30/2022	1,404.73	14,731.74	18,820.3
12/31/2022	1,196.9	15,649.52	20,171.6
3/31/2023	1,122.83	16,078.32	21,619.92
6/30/2023	1,018.76	16,916	23,433.83
9/30/2023	1,148.85	16,048.21	22,672.23
12/31/2023	875.6	18,299.77	25,408.77
3/31/2024	792.32	19,247.7	27,954.73
6/30/2024	859.78	18,616.38	28,854.87
9/30/2024	712.54	20,342.12	30,652.53
12/31/2024	705.18	20,409.24	31,458.69
3/31/2025	861.53	18,474.45	29,973.84
5/31/2025	774.31	19,012.05	31,661.37

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Russell2000	-7.61%	-25.37%	-22.57%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$46,084,662
  Number of Portfolio Holdings12
  Net Investment Advisory Fees$279,219
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(192)%
Russell 2000 E-Mini Index Futures	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Russell2000 - TWM

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TWM525

UltraShort S&P500®

SDS - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort S&P500® (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$82	0.91%

How Did the Fund Perform Last Year?

UltraShort S&P500 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500 Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -20.94% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the index. For the same period, the Index had a total return of 13.52% and a volatility of 19.73%. The Index performance was positive for the period despite both volatility and concerns surrounding the impact of tariffs. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort S&P500® : $536	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,367.1	9,806
9/30/2015	11,448.8	9,174.49
12/31/2015	9,815.57	9,820.38
3/31/2016	9,329.52	9,952.95
6/30/2016	8,766.37	10,197.8
9/30/2016	8,074.21	10,590.41
12/31/2016	7,457.67	10,994.96
3/31/2017	6,627.75	11,662.36
6/30/2017	6,245.71	12,022.73
9/30/2017	5,741.26	12,561.34
12/31/2017	5,075.27	13,395.42
3/31/2018	5,062.55	13,293.61
6/30/2018	4,736.94	13,749.58
9/30/2018	4,123.41	14,809.68
12/31/2018	5,372.51	12,807.41
3/31/2019	4,173.04	14,555.62
6/30/2019	3,865.39	15,181.51
9/30/2019	3,732.94	15,439.6
12/31/2019	3,154.01	16,839.97
3/31/2020	3,869.48	13,539.33
6/30/2020	2,460.55	16,320.31
9/30/2020	2,025.2	17,777.72
12/31/2020	1,574.95	19,937.71
3/31/2021	1,370.67	21,167.87
6/30/2021	1,150.76	22,977.72
9/30/2021	1,125.63	23,110.99
12/31/2021	898.5	25,660.13
3/31/2022	953.89	24,479.77
6/30/2022	1,281.19	20,538.52
9/30/2022	1,387.3	19,536.24
12/31/2022	1,173.01	21,013.18
3/31/2023	1,025.55	22,589.17
6/30/2023	888.96	24,563.47
9/30/2023	977.33	23,760.24
12/31/2023	803.18	26,537.81
3/31/2024	675.08	29,340.21
6/30/2024	639.29	30,595.97
9/30/2024	581.27	32,398.07
12/31/2024	566.79	33,178.86
3/31/2025	625.57	31,762.12
5/31/2025	536.49	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort S&P500®	-20.94%	-27.16%	-25.36%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$434,909,210
  Number of Portfolio Holdings19
  Net Investment Advisory Fees$3,377,191
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(185)%
S&P 500 E-Mini Index Futures	(15)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort S&P500® - SDS

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDS525

UltraShort Semiconductors

SSG - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$67	0.95%

How Did the Fund Perform Last Year?

UltraShort Semiconductors (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -59.11% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 13.59% and a volatility of 50.42%. The Index performance was driven by AI demand and overall strength in the tech sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Semiconductors : $3	Dow Jones U.S. Semiconductors Index℠ : $113,232	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	11,995.04	9,085	9,806
9/30/2015	13,481.39	8,304.6	9,174.49
12/31/2015	10,294.99	9,346.83	9,820.38
3/31/2016	9,919.58	9,269.25	9,952.95
6/30/2016	8,844.05	9,642.8	10,197.8
9/30/2016	6,078.02	11,500.96	10,590.41
12/31/2016	5,302.13	12,145.02	10,994.96
3/31/2017	4,485.04	13,132.41	11,662.36
6/30/2017	4,207.95	13,384.55	12,022.73
9/30/2017	3,209.3	15,182.1	12,561.34
12/31/2017	2,582.67	16,782.29	13,395.42
3/31/2018	2,119.74	17,923.48	13,293.61
6/30/2018	2,072.27	17,819.53	13,749.58
9/30/2018	1,929.97	18,361.24	14,809.68
12/31/2018	2,526.1	15,324.29	12,807.41
3/31/2019	1,669.51	18,424.4	14,555.62
6/30/2019	1,560.1	18,658.39	15,181.51
9/30/2019	1,335.72	19,753.63	15,439.6
12/31/2019	933.19	23,364.6	16,839.97
3/31/2020	861.45	19,899.63	13,539.33
6/30/2020	444.37	25,728.23	16,320.31
9/30/2020	321.87	29,242.71	17,777.72
12/31/2020	219.63	34,421.59	19,937.71
3/31/2021	160.53	37,836.21	21,167.87
6/30/2021	123.83	41,949.01	22,977.72
9/30/2021	123.8	41,198.12	23,110.99
12/31/2021	71.54	51,930.23	25,660.13
3/31/2022	74.92	46,513.91	24,479.77
6/30/2022	122.81	33,234.19	20,538.52
9/30/2022	139.65	29,614.98	19,536.24
12/31/2022	98.19	33,008.86	21,013.18
3/31/2023	49.99	44,717.1	22,589.17
6/30/2023	30.6	55,243.51	24,563.47
9/30/2023	31.21	53,713.27	23,760.24
12/31/2023	20.85	65,009.16	26,537.81
3/31/2024	10.1	89,920.68	29,340.21
6/30/2024	6.31	109,469.43	30,595.97
9/30/2024	5.54	106,316.71	32,398.07
12/31/2024	4.7	113,184.77	33,178.86
3/31/2025	5.91	93,003.93	31,762.12
5/31/2025	3.19	113,232.28	33,531.27

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Semiconductors	-59.11%	-63.69%	-55.29%
Dow Jones U.S. Semiconductors Index℠	13.59%	35.87%	27.44%
S&P 500® Index	13.52%	15.93%	12.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$12,316,873
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Semiconductors & Semiconductor Equipment	100.0%

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Semiconductors - SSG

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSG525

UltraShort SmallCap600

SDD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$94	0.95%

How Did the Fund Perform Last Year?

UltraShort SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -1.65% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -1.75% and a volatility of 24.32%. The Index performance was driven by small caps modestly negative returns amid macroeconomic uncertainty during the period, lagging their larger cap counterparts. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort SmallCap600 : $659	S&P SmallCap 600® Index : $20,999	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,744.74	10,103	9,821
9/30/2015	11,507.89	9,166.45	9,163.98
12/31/2015	10,401.55	9,507.44	9,767.88
3/31/2016	9,504.17	9,760.34	9,921.24
6/30/2016	8,631.31	10,100	10,179.19
9/30/2016	7,383.68	10,827.2	10,584.32
12/31/2016	5,856.71	12,032.27	11,041.56
3/31/2017	5,645.86	12,159.81	11,675.35
6/30/2017	5,395.49	12,367.74	12,020.94
9/30/2017	4,769.77	13,104.86	12,554.67
12/31/2017	4,390.69	13,623.81	13,374.49
3/31/2018	4,263.18	13,701.47	13,278.19
6/30/2018	3,587.23	14,903.09	13,762.85
9/30/2018	3,277.01	15,605.02	14,774.42
12/31/2018	4,949.15	12,468.41	12,710.43
3/31/2019	3,941.27	13,916	14,444.13
6/30/2019	3,765.96	14,176.23	15,045.01
9/30/2019	3,727.58	14,147.87	15,275.2
12/31/2019	3,173.04	15,309.41	16,637.74
3/31/2020	5,276	10,312.42	13,215.36
6/30/2020	2,867.51	12,574.97	15,960.19
9/30/2020	2,584.92	12,973.59	17,326.38
12/31/2020	1,423.22	17,035.63	19,620.4
3/31/2021	962.9	20,142.92	20,976.17
6/30/2021	855.61	21,051.37	22,683.63
9/30/2021	877.14	20,453.51	22,763.02
12/31/2021	759.41	21,607.09	25,200.94
3/31/2022	818.39	20,392.77	24,031.61
6/30/2022	1,045.02	17,515.35	20,181.75
9/30/2022	1,128.8	16,604.55	19,221.1
12/31/2022	916.29	18,130.51	20,718.42
3/31/2023	863.18	18,596.46	22,201.86
6/30/2023	808.52	19,225.03	24,064.6
9/30/2023	908.85	18,277.23	23,256.03
12/31/2023	680.13	21,040.75	25,995.59
3/31/2024	651.84	21,558.35	28,675.73
6/30/2024	706.07	20,887.89	29,725.26
9/30/2024	579.28	23,003.83	31,520.67
12/31/2024	584.24	22,870.41	32,220.43
3/31/2025	707.65	20,828.08	30,773.73
5/31/2025	659.18	20,998.87	32,410.89

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort SmallCap600	-1.65%	-27.42%	-23.81%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,124,228
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Industrials	19.0%
Consumer Discretionary	13.5%
Information Technology	12.2%
Health Care	11.0%
Real Estate	7.8%
Materials	4.9%
Energy	4.0%
Consumer Staples	3.2%
Communication Services	2.9%
Other	2.3%

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort SmallCap600 - SDD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDD525

UltraShort Technology

REW - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Technology (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort Technology (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -29.98% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 10.84% and a volatility of 30.46%. The Index performance was driven by factors such as strong AI and Tech demand which drove performance during the period. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Technology : $66	S&P Technology Select Sector Index : $61,080	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	10,897.44	9,594	9,830
9/30/2015	11,493.75	9,208.32	9,115.36
12/31/2015	9,510.57	10,032.47	9,688.72
3/31/2016	8,793.17	10,440.79	9,778.82
6/30/2016	9,071.68	10,263.29	10,035.03
9/30/2016	6,953.56	11,358.39	10,481.58
12/31/2016	6,679.16	11,538.99	10,915.52
3/31/2017	5,221.95	12,792.12	11,547.53
6/30/2017	4,794.89	13,192.51	11,895.11
9/30/2017	4,098.75	14,308.6	12,438.72
12/31/2017	3,439.22	15,526.26	13,226.09
3/31/2018	3,065.3	15,961	13,146.73
6/30/2018	2,671.6	17,006.44	13,655.51
9/30/2018	2,235.55	18,513.21	14,626.42
12/31/2018	3,050.08	15,303.02	12,526.06
3/31/2019	2,090.03	18,342.2	14,284.72
6/30/2019	1,897.52	19,453.74	14,868.97
9/30/2019	1,740.74	20,103.49	15,038.47
12/31/2019	1,324.14	22,998.4	16,397.95
3/31/2020	1,290.23	20,254.69	12,960.94
6/30/2020	676.72	26,438.44	15,824.01
9/30/2020	508.73	29,597.84	17,259.25
12/31/2020	379.87	33,093.34	19,806.72
3/31/2021	336.59	33,808.16	21,084.25
6/30/2021	252.27	37,716.38	22,832.13
9/30/2021	237.6	38,221.78	22,804.74
12/31/2021	175.83	44,581.89	24,889.09
3/31/2022	197.9	40,787.97	23,545.08
6/30/2022	292.48	32,764.98	19,580.09
9/30/2022	323.4	30,681.12	18,687.23
12/31/2022	289.67	32,258.13	20,028.98
3/31/2023	180.57	39,242.02	21,479.08
6/30/2023	136.05	45,300.99	23,281.17
9/30/2023	153.76	42,786.78	22,515.22
12/31/2023	112.13	50,364.32	25,246.32
3/31/2024	95.22	54,650.32	27,783.57
6/30/2024	81.03	59,437.69	28,683.76
9/30/2024	78.63	59,449.58	30,450.68
12/31/2024	74.36	61,316.3	31,275.89
3/31/2025	91.66	54,565.37	29,752.76
5/31/2025	65.8	61,080.48	31,442.71

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Technology	-29.98%	-39.13%	-39.49%
S&P Technology Select Sector Index	10.84%	19.86%	19.82%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$4,232,344
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	43.6%
Semiconductors & Semiconductor Equipment	33.8%
Technology Hardware & Equipment	22.6%

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Technology - REW

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REW525

UltraShort Utilities

SDP - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Utilities (the “Fund”)  for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$84	0.95%

How Did the Fund Perform Last Year?

UltraShort Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2025, the Fund had a total return of -22.95% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 16.23% and a volatility of 17.41%. The index performance was driven by a very strong post liberation day rally that preserved earlier gains which were driven in part by lower interest rates in 2024. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Utilities : $756	S&P Utilities Select Sector Index : $25,813	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	11,296.19	9,400	9,830
9/30/2015	9,949.4	9,909.48	9,115.36
12/31/2015	9,414.11	10,016.5	9,688.72
3/31/2016	6,920.38	11,576.07	9,778.82
6/30/2016	5,960.17	12,362.09	10,035.03
9/30/2016	6,604.76	11,631.49	10,481.58
12/31/2016	6,385.87	11,648.93	10,915.52
3/31/2017	5,609.69	12,394.47	11,547.53
6/30/2017	5,363.06	12,668.38	11,895.11
9/30/2017	5,047.55	13,033.23	12,438.72
12/31/2017	4,990.83	13,058	13,226.09
3/31/2018	5,280.16	12,629.69	13,146.73
6/30/2018	4,835.46	13,102.05	13,655.51
9/30/2018	4,602.07	13,415.18	14,626.42
12/31/2018	4,487.15	13,597.63	12,526.06
3/31/2019	3,664.52	15,071.61	14,284.72
6/30/2019	3,440.87	15,596.11	14,868.97
9/30/2019	2,916.61	17,051.22	15,038.47
12/31/2019	2,899.66	17,179.11	16,397.95
3/31/2020	2,920.03	14,863.36	12,960.94
6/30/2020	2,475.95	15,269.13	15,824.01
9/30/2020	2,182.2	16,206.66	17,259.25
12/31/2020	1,843.64	17,266.57	19,806.72
3/31/2021	1,689.91	17,750.04	21,084.25
6/30/2021	1,675.45	17,677.26	22,832.13
9/30/2021	1,613.06	17,991.92	22,804.74
12/31/2021	1,236.92	20,318.27	24,889.09
3/31/2022	1,111.16	21,287.45	23,545.08
6/30/2022	1,193.98	20,203.92	19,580.09
9/30/2022	1,316.53	18,993.71	18,687.23
12/31/2022	1,080.95	20,634.76	20,028.98
3/31/2023	1,149.52	19,966.2	21,479.08
6/30/2023	1,230.23	19,461.05	23,281.17
9/30/2023	1,513.32	17,660.91	22,515.22
12/31/2023	1,284.49	19,172.68	25,246.32
3/31/2024	1,190.17	20,048.87	27,783.57
6/30/2024	1,106.53	20,983.15	28,683.76
9/30/2024	793.12	25,047.58	30,450.68
12/31/2024	899.41	23,667.46	31,275.89
3/31/2025	823.28	24,836.63	29,752.76
5/31/2025	755.74	25,812.71	31,442.71

Average Annual Total Return

Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Utilities	-22.95%	-19.87%	-22.76%
S&P Utilities Select Sector Index	16.23%	10.01%	9.94%
S&P Total Market Index	13.02%	15.23%	12.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$2,616,897
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Electric Utilities	64.7%
Multi-Utilities	26.1%
Independent Power and Renewable Electricity Producers	5.0%
Water Utilities	2.2%
Gas Utilities	2.0%

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Utilities - SDP

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDP525

Bitcoin & Ether Equal Weight ETF

BETE - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Equal Weight Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETE	$95	0.95%

How Did the Fund Perform Last Year?

Bitcoin & Ether Equal Weight ETF (the "Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. Ether returns experienced weakness during the period in part due to developing competition from alternative coins. For the year ended May 31, 2025, the Fund had a total return of -1.06%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Bitcoin & Ether Equal Weight ETF : $22,059	Bloomberg Bitcoin Index : $37,480	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	11,825.55	12,354.8	10,829.7	9,788.9
11/30/2023	12,932.16	13,517.39	12,236.48	10,682.63
12/31/2023	14,298.98	15,042.15	13,789.29	11,167.62
1/31/2024	14,121.44	15,267.78	13,717.58	11,355.23
2/29/2024	20,647.09	22,266.53	20,374.73	11,961.6
3/31/2024	22,428.79	25,370.48	21,356.79	12,346.77
4/30/2024	18,355.41	21,288.37	17,555.28	11,843.02
5/31/2024	22,279.62	24,236.81	22,635.78	12,430.43
6/30/2024	19,689.67	21,529.56	20,186.59	12,876.69
7/31/2024	20,152.37	23,391.87	19,526.54	13,033.78
8/31/2024	16,749.2	21,055.02	15,005.52	13,350.5
9/30/2024	17,650.45	22,737.32	15,532.26	13,636.2
10/31/2024	18,168.26	25,131.56	15,053.81	13,512.11
11/30/2024	25,493.31	34,897.68	21,522.65	14,305.27
12/31/2024	23,806.94	33,470.36	19,984.96	13,964.81
1/31/2025	24,646.43	36,419.1	19,852.42	14,353.03
2/28/2025	18,347.79	30,125.88	13,252.4	14,166.44
3/31/2025	16,408.81	29,568.55	10,950.35	13,368.87
4/30/2025	17,413.62	33,705.19	10,692.74	13,277.96
5/31/2025	22,059.28	37,480.18	15,415.54	14,113.15

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/2023)
Bitcoin & Ether Equal Weight ETF	-1.06%	60.79%
Bloomberg Bitcoin Index	54.64%	125.31%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$8,326,140
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$66,160
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	50%
CME Ether Futures	47%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	50%
Ether	47%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.6%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin & Ether Equal Weight Strategy ETF to ProShares Bitcoin & Ether Equal Weight ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin or ether or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin & Ether Equal Weight ETF - BETE

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETE525

Bitcoin & Ether Market Cap Weight ETF

BETH - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Market Cap Weight Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETH	$107	0.95%

How Did the Fund Perform Last Year?

Bitcoin & Ether Market Cap Weight ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. Ether returns experienced weakness during the period in part due to developing competition from alternative coins. For the year ended May 31, 2025, the Fund had a total return of 23.90%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Bitcoin & Ether Market Cap Weight ETF : $28,220	Bloomberg Bitcoin Index : $37,480	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271.05	12,354.8	10,829.7	9,788.9
11/30/2023	13,318.78	13,517.39	12,236.48	10,682.63
12/31/2023	14,682.6	15,042.15	13,789.29	11,167.62
1/31/2024	14,586.03	15,267.78	13,717.58	11,355.23
2/29/2024	21,260.35	22,266.53	20,374.73	11,961.6
3/31/2024	23,559.8	25,370.48	21,356.79	12,346.77
4/30/2024	19,369.53	21,288.37	17,555.28	11,843.02
5/31/2024	22,759.42	24,236.81	22,635.78	12,430.43
6/30/2024	20,077.65	21,529.56	20,186.59	12,876.69
7/31/2024	21,074.62	23,391.87	19,526.54	13,033.78
8/31/2024	18,207.64	21,055.02	15,005.52	13,350.5
9/30/2024	19,423.35	22,737.32	15,532.26	13,636.2
10/31/2024	20,818.69	25,131.56	15,053.81	13,512.11
11/30/2024	28,855.06	34,897.68	21,522.65	14,305.27
12/31/2024	27,214.12	33,470.36	19,984.96	13,964.81
1/31/2025	28,895.39	36,419.1	19,852.42	14,353.03
2/28/2025	23,128	30,125.88	13,252.4	14,166.44
3/31/2025	22,031.17	29,568.55	10,950.35	13,368.87
4/30/2025	24,687.36	33,705.19	10,692.74	13,277.96
5/31/2025	28,219.51	37,480.18	15,415.54	14,113.15

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/2023)
Bitcoin & Ether Market Cap Weight ETF	23.90%	86.41%
Bloomberg Bitcoin Index	54.64%	125.31%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$14,800,981
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$95,425
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	85%
CME Ether Futures	12%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	85%
Ether	12%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	63.7%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin & Ether Market Cap Weight Strategy ETF to ProShares Bitcoin & Ether Market Cap Weight ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin or ether or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin & Ether Market Cap Weight ETF - BETH

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETH525

Bitcoin ETF

BITO - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Bitcoin ETF (the “Fund”) (formerly known as Bitcoin Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$116	0.95%

How Did the Fund Perform Last Year?

Bitcoin ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund primarily invests in bitcoin futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. For the year ended May 31, 2025, the Fund had a total return of 44.55%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Bitcoin ETF : $13,837	Bloomberg Bitcoin Index : $17,050	S&P 500® Index : $13,924
10/18/2021	10,000	10,000	10,000
12/31/2021	7,228.34	7,476.29	10,654.09
3/31/2022	7,146.34	7,436.93	10,164.81
6/30/2022	2,902.95	3,077.53	8,528.29
9/30/2022	2,996.08	3,186.68	8,111.69
12/31/2022	2,609.04	2,695.45	8,725.59
3/31/2023	4,453.41	4,636.82	9,379.32
6/30/2023	4,685.44	4,952.24	10,198.95
9/30/2023	4,058.92	4,386.04	9,864.85
12/31/2023	6,188.11	6,842.77	11,017.92
3/31/2024	10,169.42	11,541.19	12,181.26
6/30/2024	8,423.62	9,793.93	12,704.08
9/30/2024	8,756.65	10,343.35	13,453.41
12/31/2024	12,702.61	15,225.88	13,777.62
3/31/2025	11,012.1	13,450.92	13,189.67
5/31/2025	13,836.53	17,049.97	13,923.96

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (10/18/21)
Bitcoin ETF	44.55%	9.39%
Bloomberg Bitcoin Index	54.64%	15.88%
S&P 500® Index	13.52%	9.57%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$2,464,808,757
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$20,763,608
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P CME Bitcoin Futures Index Long Swaps	4%
CME Bitcoin Futures	91%
Total	95%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	95%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	69.1%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin Strategy ETF to ProShares Bitcoin ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin and/or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin ETF - BITO

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITO525

Ether ETF

EETH - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ether ETF (the “Fund”) (formerly known as Ether Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EETH	$78	0.95%

How Did the Fund Perform Last Year?

Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund primarily invests in ether futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Ether returns experienced weakness in part due to developing competition from alternative coins. For the year ended May 31, 2025, the Fund had a total return of -36.74%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ether ETF : $13,543	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000
10/31/2023	10,917.8	10,829.7	9,788.9
11/30/2023	12,172.19	12,236.48	10,682.63
12/31/2023	13,572.21	13,789.29	11,167.62
1/31/2024	13,292.35	13,717.58	11,355.23
2/29/2024	19,713.35	20,374.73	11,961.6
3/31/2024	20,453.52	21,356.79	12,346.77
4/30/2024	16,535.45	17,555.28	11,843.02
5/31/2024	21,395.21	22,635.78	12,430.43
6/30/2024	18,944.2	20,186.59	12,876.69
7/31/2024	18,295.59	19,526.54	13,033.78
8/31/2024	13,968.69	15,005.52	13,350.5
9/30/2024	14,396.09	15,532.26	13,636.2
10/31/2024	13,854.5	15,053.81	13,512.11
11/30/2024	19,727.46	21,522.65	14,305.27
12/31/2024	18,132.37	19,984.96	13,964.81
1/31/2025	17,847.43	19,852.42	14,353.03
2/28/2025	11,875.58	13,252.4	14,166.44
3/31/2025	9,711.39	10,950.35	13,368.87
4/30/2025	9,469.57	10,692.74	13,277.96
5/31/2025	13,542.65	15,415.54	14,113.15

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (9/29/2023)
Ether ETF	-36.74%	19.97%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$53,724,148
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$634,803
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	100%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.3%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Ether Strategy ETF to ProShares Ether ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to ether and/or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Ether ETF - EETH

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EETH525

Short Bitcoin ETF

BITI - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) (formerly known as Short Bitcoin Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$78	1.01%

How Did the Fund Perform Last Year?

Short Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. For the year ended May 31, 2025, the Fund had a total return of -45.09%. For the same period, the Index had a total return of 54.64% and a volatility of 51.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Bitcoin ETF : $1,057	Bloomberg Galaxy Bitcoin Index : $50,956	Bloomberg Bitcoin Index : $49,989	S&P 500® Index : $16,422
6/19/2022	10,000	10,000	10,000	10,000
6/30/2022	10,819.13	9,208	9,023.1	10,058.6
7/31/2022	8,114.56	11,630.62	11,403.39	10,986
8/31/2022	9,467.01	9,845.32	9,660.96	10,537.77
9/30/2022	9,440.57	9,473.17	9,343.11	9,567.25
10/31/2022	8,927.92	9,923.15	9,734.59	10,342.19
11/30/2022	9,653.14	8,308.65	8,149.8	10,920.32
12/31/2022	9,818.2	8,083.49	7,902.86	10,291.31
1/31/2023	6,860.87	11,244.94	11,034.76	10,937.6
2/28/2023	6,777.86	11,296.66	11,124.14	10,670.73
3/31/2023	5,123.04	13,835.02	13,594.81	11,062.34
4/30/2023	4,966.84	14,301.26	14,021.69	11,234.91
5/31/2023	5,347.82	13,164.31	12,922.39	11,283.22
6/30/2023	4,673.54	14,804.59	14,519.6	12,029.05
7/31/2023	4,904.93	14,203.52	13,934.46	12,415.18
8/31/2023	5,437.05	12,714.99	12,501.99	12,217.78
9/30/2023	5,281.14	13,111.7	12,859.55	11,634.99
10/31/2023	4,063.6	16,827.56	16,478.23	11,390.65
11/30/2023	3,717.01	18,377.37	18,028.83	12,430.62
12/31/2023	3,320.22	20,450.34	20,062.48	12,994.97
1/31/2024	3,245.69	20,757.1	20,363.42	13,213.29
2/29/2024	2,201.92	30,272.15	29,698.01	13,918.88
3/31/2024	1,872.96	34,492.09	33,837.91	14,367.06
4/30/2024	2,224.37	28,942.31	28,393.39	13,780.89
5/31/2024	1,922.77	32,950.82	32,325.88	14,464.42
6/30/2024	2,158.86	29,270.21	28,715.08	14,983.69
7/31/2024	1,954.21	31,802.09	31,198.93	15,166.49
8/31/2024	2,089.74	28,625.06	28,082.16	15,535.04
9/30/2024	1,918.81	30,912.2	30,325.92	15,867.49
10/31/2024	1,726.54	34,167.26	33,519.24	15,723.1
11/30/2024	1,199.17	47,444.65	46,544.82	16,646.04
12/31/2024	1,240.96	45,504.17	44,641.14	16,249.87
1/31/2025	1,137.01	49,513.08	48,574.02	16,701.61
2/28/2025	1,361.5	40,957.22	40,180.43	16,484.49
3/31/2025	1,365.73	40,199.51	39,437.09	15,556.41
4/30/2025	1,173.4	45,823.43	44,954.34	15,450.63
5/31/2025	1,056.51	50,955.65	49,989.23	16,422.47

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (6/19/22)
Short Bitcoin ETF	-45.09%	-53.35%
Bloomberg Galaxy Bitcoin Index	54.64%	73.44%
Bloomberg Bitcoin Index	54.64%	72.99%
S&P 500® Index	13.52%	16.54%

After the close of business on September 27, 2024, the Fund’s underlying index changed from Bloomberg Galaxy Bitcoin Index to Bloomberg Bitcoin Index. A change was made to the Fund's investment objective reference index to better align the Fund with a spot bitcoin index.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$80,759,222
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$764,627
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	100%

Largest Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Short Bitcoin Strategy ETF to ProShares Short Bitcoin ETF. Additionally, in the Fund’s Investment Objective, the Fund’s underlying index changed from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, and the Fund has as a Principal Investment Strategy that the Fund, under normal circumstances, will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that the Fund's advisor believes, in combination, should produce daily returns consistent with the Fund's daily performance target. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Short Bitcoin ETF - BITI

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITI525

Short Ether ETF

SETH - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Short Ether ETF (the “Fund”) (formerly known as Short Ether Strategy ETF) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SETH	$93	0.95%

How Did the Fund Perform Last Year?

Short Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Ethereum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Ether returns experienced weakness in part due to developing competition from alternative coins. For the year ended May 31, 2025, the Fund had a total return of -4.33%. For the same period, the Index had a total return of -31.90% and a volatility of 73.75%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Short Ether ETF : $4,083	Bloomberg Galaxy Ethereum Index : $14,222	Bloomberg Ethereum Index : $14,235	S&P 500® Index : $14,003
11/1/2023	10,000	10,000	10,000	10,000
11/30/2023	8,920.45	11,288	11,299	10,599.2
12/31/2023	7,848.9	12,720.45	12,732.84	11,080.4
1/31/2024	7,774.21	12,654.3	12,666.63	11,266.55
2/29/2024	5,144.39	18,795.43	18,813.75	11,868.19
3/31/2024	4,748.83	19,701.37	19,720.57	12,250.34
4/30/2024	5,662.62	16,194.53	16,210.31	11,750.53
5/31/2024	4,265.28	20,881.23	20,901.57	12,333.36
6/30/2024	4,761.3	18,621.88	18,640.02	12,776.12
7/31/2024	4,802.39	18,012.94	18,030.54	12,931.99
8/31/2024	5,899.59	13,842.95	13,855.9	13,246.24
9/30/2024	5,606.82	14,328.83	14,342.28	13,529.71
10/31/2024	5,714.92	13,887.5	13,900.49	13,406.59
11/30/2024	3,760.68	19,854.97	19,873.73	14,193.56
12/31/2024	3,949.88	18,437.32	18,453.84	13,855.75
1/31/2025	3,893.7	18,315.63	18,331.46	14,240.94
2/28/2025	5,541.85	12,225.69	12,237.09	14,055.81
3/31/2025	6,479.31	10,102.08	10,111.4	13,264.47
4/30/2025	6,233.44	9,864.69	9,873.53	13,174.27
5/31/2025	4,082.8	14,221.92	14,234.5	14,002.93

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (11/1/23)
Short Ether ETF	-4.33%	-43.26%
Bloomberg Galaxy Ethereum Index	-31.90%	23.43%
Bloomberg Ethereum Index	-31.90%	23.72%
S&P 500® Index	13.52%	25.20%

After the close of business on September 27, 2024, the Fund’s underlying index changed from Bloomberg Galaxy Ethereum Index to Bloomberg Ethereum Index. A change was made to the Fund's investment objective reference index to better align the Fund with a spot ether index.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$3,854,460
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$31,074
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Micro Ether Futures	(2)%
CME Ether Futures	(98)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	100%

Largest Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Short Ether Strategy ETF to ProShares Short Ether ETF. Additionally, in the Fund’s Investment Objective, the Fund’s underlying index changed from the Bloomberg Galaxy Ethereum Index to the Bloomberg Ethereum Index, and the Fund has as a Principal Investment Strategy that the Fund, under normal circumstances, will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that the Fund's advisor believes, in combination, should produce daily returns consistent with the Fund's daily performance target. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Short Ether ETF - SETH

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SETH525

Ultra Bitcoin ETF

BITU - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITU	$123	0.98%

How Did the Fund Perform Last Year?

Ultra Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. For the year ended May 31, 2025, the Fund had a total return of 50.86%. For the same period, the Index had a total return of 54.64% and a volatility of 51.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Bitcoin ETF : $13,183	Bloomberg Bitcoin Index : $14,773	S&P 500® Index : $11,453
4/1/2024	10,000	10,000	10,000
4/30/2024	6,863.25	8,391	9,610.9
5/31/2024	8,735.77	9,553.15	10,087.6
6/30/2024	6,671.38	8,486.07	10,449.75
7/31/2024	7,579.01	9,220.11	10,577.23
8/31/2024	5,692.36	8,299.02	10,834.26
9/30/2024	6,478.15	8,962.11	11,066.11
10/31/2024	7,635.48	9,905.82	10,965.41
11/30/2024	14,039.74	13,755.23	11,609.08
12/31/2024	12,381.26	13,192.64	11,332.78
1/31/2025	14,190.07	14,354.91	11,647.84
2/28/2025	9,497.54	11,874.38	11,496.41
3/31/2025	8,692.42	11,654.71	10,849.17
4/30/2025	10,919.23	13,285.2	10,775.39
5/31/2025	13,183.37	14,773.14	11,453.16

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (4/1/24)
Ultra Bitcoin ETF	50.86%	26.79%
Bloomberg Bitcoin Index	54.64%	41.96%
S&P 500® Index	13.52%	12.35%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$1,157,113,536
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$7,171,356
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	121%
Fidelity Wise Origin Bitcoin Long Swaps	10%
CME Bitcoin Futures	67%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	198%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	6.6%

Ultra Bitcoin ETF - BITU

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITU525

Ultra Ether ETF

ETHT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 7, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHT	$56	0.94%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra Ether ETF (the "Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Ethereum Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Ether returns experienced weakness in part due to developing competition from alternative coins. For the period June 7, 2024, through May 31, 2025, the Fund had a total return of -78.30%. For the same period, the Index had a total return of -32.07% and a volatility of 73.75%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	Ultra Ether ETF : $2,170	Bloomberg Ethereum Index : $6,793	S&P 500® Index : $11,190
6/7/2024	10,000	10,000	10,000
6/30/2024	7,616.02	9,145.1	10,220.3
7/31/2024	6,872.8	8,846.08	10,344.99
8/31/2024	3,639.03	6,797.93	10,596.37
9/30/2024	3,744.56	7,036.56	10,823.13
10/31/2024	3,578.14	6,819.81	10,724.64
11/30/2024	6,806.65	9,750.38	11,354.18
12/31/2024	5,500.55	9,053.76	11,083.95
1/31/2025	4,997.11	8,993.72	11,392.08
2/28/2025	2,024.14	6,003.72	11,243.99
3/31/2025	1,279.97	4,960.82	10,610.95
4/30/2025	1,122.2	4,844.12	10,538.8
5/31/2025	2,169.74	6,793	11,190

Average Annual Total Return

Fund/Index Name	Since Inception (6/7/2024)
Ultra Ether ETF	-78.30%
Bloomberg Ethereum Index	-32.07%
S&P 500® Index	11.90%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$190,476,033
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$775,513
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	66%
CME Ether Futures	134%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	200%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	4.1%

Ultra Ether ETF - ETHT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHT525

UltraShort Bitcoin ETF

SBIT - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBIT	$58	0.97%

How Did the Fund Perform Last Year?

UltraShort Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin's returns were driven in part by geopolitical uncertainty and rising government debt, boosting the appeal of this "digital gold" with no tie to nation-states. For the year ended May 31, 2025, the Fund had a total return of -80.05%. For the same period, the Index had a total return of 54.64% and a volatility of 51.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Bitcoin ETF : $1,869	Bloomberg Bitcoin Index : $14,773	S&P 500® Index : $11,453
4/1/2024	10,000	10,000	10,000
4/30/2024	13,071.5	8,391	9,610.9
5/31/2024	9,370.03	9,553.15	10,087.6
6/30/2024	11,553.4	8,486.07	10,449.75
7/31/2024	9,005.94	9,220.11	10,577.23
8/31/2024	9,753.37	8,299.02	10,834.26
9/30/2024	7,993.64	8,962.11	11,066.11
10/31/2024	6,328.74	9,905.82	10,965.41
11/30/2024	2,888.66	13,755.23	11,609.08
12/31/2024	2,955.86	13,192.64	11,332.78
1/31/2025	2,397.6	14,354.91	11,647.84
2/28/2025	3,371.59	11,874.38	11,496.41
3/31/2025	3,285.67	11,654.71	10,849.17
4/30/2025	2,349.58	13,285.2	10,775.39
5/31/2025	1,869.45	14,773.14	11,453.16

Average Annual Total Return

Fund/Index Name	1 Year	Since Inception (4/1/24)
UltraShort Bitcoin ETF	-80.05%	-76.31%
Bloomberg Bitcoin Index	54.64%	41.96%
S&P 500® Index	13.52%	12.35%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$69,392,849
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$382,453
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Short Swaps	(114)%
CME Bitcoin Futures	(86)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	200%

Largest Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Bitcoin ETF - SBIT

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBIT525

UltraShort Ether ETF

ETHD - NYSE Arca

Annual Shareholder Report  — May 31, 2025

This Annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 7, 2024 to May 31, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHD	$73	0.99%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

UltraShort Ether ETF (the "Fund”) seeks investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Ethereum Index. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Ether returns experienced weakness in part due to developing competition from alternative coins. For the period June 7, 2024, through May 31, 2025, the Fund had a total return of -49.99%. For the same period, the Index had a total return of -32.07% and a volatility of 73.75%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

	UltraShort Ether ETF : $5,001	Bloomberg Ethereum Index : $6,793	S&P 500® Index : $11,190
6/7/2024	10,000	10,000	10,000
6/30/2024	12,290.03	9,145.1	10,220.3
7/31/2024	12,036.5	8,846.08	10,344.99
8/31/2024	17,022.15	6,797.93	10,596.37
9/30/2024	14,873.87	7,036.56	10,823.13
10/31/2024	14,374.92	6,819.81	10,724.64
11/30/2024	5,717.16	9,750.38	11,354.18
12/31/2024	6,068.76	9,053.76	11,083.95
1/31/2025	5,823.51	8,993.72	11,392.08
2/28/2025	11,257.56	6,003.72	11,243.99
3/31/2025	14,743.09	4,960.82	10,610.95
4/30/2025	12,781.09	4,844.12	10,538.8
5/31/2025	5,001.14	6,793	11,190

Average Annual Total Return

Fund/Index Name	Since Inception (6/7/2024)
UltraShort Ether ETF	-49.99%
Bloomberg Ethereum Index	-32.07%
S&P 500® Index	11.90%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$21,946,537
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$68,537
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(21)%
CME Ether Futures	(175)%
Total	(196)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	196%

Largest Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Ether ETF - ETHD

Annual Shareholder Report  — May 31, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHD525

        (b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
As of the end of the period, May 31, 2025, the registrant has adopted a Code of Ethics (the “Code”), as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1). There were no material amendments to the Code during the period covered by the report. There were no waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.
The Board of Trustees has determined that William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR and serve on the Registrant’s Audit Committee, are audit committee financial experts.
Item 4. Principal Accountant Fees and Services.
        (a)           Audit Fees
For the fiscal year ended May 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $2,056,662 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
For the fiscal year ended May 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,971,636 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
        (b)           Audit-Related Fees
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
For the fiscal year ended May 31, 2024, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
        (c)           Tax Fees
For the fiscal year ended May 31, 2025, PwC billed the Funds aggregate fees of $1,068,764 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
For the fiscal year ended May 31, 2024, PwC billed the Funds aggregate fees of $1,006,242 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
        (d)           All Other Fees
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for products and services other than those disclosed above.
For the fiscal year ended May 31, 2024, PwC did not bill the Funds any fees for products and services other than those disclosed above.
        (e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such preapprovals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.
The Trust will use a combination of the approaches for pre-approving proposed services: (1) the proposed service may be specifically pre-approved by the Audit Committee (“specific pre-approval”), or (2) the proposed service may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.
        (e)(2)      For the fiscal years ended May 31, 2025 and May 31, 2024, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.
        (f)            Not applicable.
        (g)           For the fiscal year ended May 31, 2025, PwC billed aggregate non-audit fees to the Funds of $1,068,764 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
For the fiscal year ended May 31, 2024, PwC billed aggregate non-audit fees to the Funds of $1,006,242 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
        (h)           Not applicable.
        (i)            Not applicable.
        (j)            Not applicable.
Item 5. Audit Committee of Listed Registrants.
        (a)           The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated audit committee established in accordance with Section 3(s)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael C. Wachs, Russell S. Reynolds, III and William D. Fertig.
        (b)           Not applicable.
Item 6. Investments
        (a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7.
        (b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
        (a)           Annual financial statements are included below.
        (b)           Financial highlights are included below.
Proshares Trust
Distributor: SEI Investments Distribution Co.
Annual Financial Statements and Additional Information
MAY 31, 2025
Big Data Refiners ETF DAT
Decline of the Retail Store ETF EMTY
DJ Brookfield Global Infrastructure ETF TOLZ
Equities for Rising Rates ETF EQRR
Global Listed Private Equity ETF PEX
Hedge Replication ETF HDG
High Yield–Interest Rate Hedged HYHG
Inflation Expectations ETF RINF
Investment Grade–Interest Rate Hedged IGHG
K-1 Free Crude Oil ETF * OILK
Large Cap Core Plus CSM
Long Online/Short Stores ETF CLIX
Merger ETF MRGR
Metaverse ETF VERS
MSCI EAFE Dividend Growers ETF EFAD
MSCI Emerging Markets Dividend Growers ETF EMDV
MSCI Europe Dividend Growers ETF EUDV
MSCI Transformational Changes ETF ANEW
Nanotechnology ETF TINY
Nasdaq-100 Dorsey Wright Momentum ETF QQQA
Nasdaq-100 High Income ETF IQQQ
On-Demand ETF OND
Online Retail ETF ONLN
Pet Care ETF PAWZ
Russell 2000 Dividend Growers ETF SMDV
Russell 2000 High Income ETF ITWO
Russell U.S. Dividend Growers ETF TMDV
S&P 500
®
Dividend Aristocrats ETF NOBL
S&P 500
®
Ex-Energy ETF SPXE
S&P 500
®
Ex-Financials ETF SPXN
S&P 500
®
Ex-Health Care ETF SPXV
S&P 500
®
Ex-Technology ETF SPXT
S&P 500
®
High Income ETF ISPY
S&P Global Core Battery Metals ETF ION
S&P Kensho Cleantech ETF CTEX
S&P Kensho Smart Factories ETF MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF REGL
S&P Technology Dividend Aristocrats ETF TDV
Smart Materials ETF TINT
Supply Chain Logistics ETF SUPL
* The K-1 Free Crude Oil ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio.

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1 Schedule of Portfolio Investments
158 Statements of Assets and
Liabilities
167 Statements of Operations
176 Statements of Changes in
Net Assets
191 Financial Highlights
213 Notes to Financial Statements
242 Report of Independent Registered
Public Accounting Firm
243 Miscellaneous Information
244 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2025 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
DAT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Electronic Equipment, Instruments & Components — 6.1%
VusionGroup 711 $ 183,743
Zebra Technologies Corp.,
Class
a
A* 802 232,395
416,138
Hotels, Restaurants & Leisure — 2.5%
Genius Sports Ltd.* 17,352 166,406
IT Services — 9.1%
Couchbase, Inc.* 3,673 66,371
MongoDB, Inc., Class
a
A* 956 180,522
Snowflake, Inc., Class
a
A* 1,787 367,532
614,425
Software — 82.2%
AvePoint, Inc.* 9,252 172,550
Braze, Inc., Class
a
A* 6,043 222,382
Cellebrite DI Ltd.* 7,919 132,089
Cognyte Software Ltd.* 5,503 60,010
Commvault Systems, Inc.* 1,868 342,124
Confluent, Inc., Class
a
A* 9,751 224,566
Datadog, Inc., Class
a
A* 1,946 229,394
Dynatrace, Inc.* 5,629 304,022
Elastic NV* 2,957 239,133
Enghouse Systems Ltd. 3,977 76,477
Five9, Inc.* 6,800 180,268
I3 Verticals, Inc., Class
a
A* 2,062 50,952
Informatica, Inc., Class
a
A* 12,098 290,473
InterDigital, Inc. 1,668 362,390
Investments
Shares Value
Common Stocks (continued)
MicroStrategy, Inc., Class
a
A* 831 $ 306,689
Nice Ltd., ADR* 1,732 287,391
Nutanix, Inc., Class
a
A* 4,843 371,410
Palantir Technologies, Inc.,
Class
a
A* 4,299 566,522
Rubrik, Inc., Class
a
A* 5,078 484,187
SimilarWeb Ltd.* 4,038 29,962
Teradata Corp.* 8,672 190,437
Tyler Technologies, Inc.* 527 304,074
Verint Systems, Inc.* 5,632 98,785
Weave Communications, Inc.* 4,991 48,163
5,574,450
Total Common Stocks
(Cost $5,737,683)
6,771,419
Total Investments — 99.9%
(Cost $5,737,683) 6,771,419
Other assets less liabilities — 0.1% 9,705
Net Assets — 100.0% $ 6,781,124
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,986,167
Aggregate gross unrealized depreciation (960,480)
Net unrealized appreciation $ 1,025,687
Federal income tax cost $ 5,745,732
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 86 .1%
Israel 7 .5%
France 2 .7%
United Kingdom 2 .5%
Canada 1 .1%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .4%
Repurchase Agreements (a) — 90 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,532,761
(Cost $2,531,888) $ 2,531,888
$ 2,531,888
Total Investments — 90.4%
(Cost $2,531,888) 2,531,888
Other assets less liabilities — 9.6% 269,235
Net Assets — 100.0% $ 2,801,123
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 419
Aggregate gross unrealized depreciation (120,651)
Net unrealized depreciation $ (120,232)
Federal income tax cost $ 2,531,888
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,654,818) 3/8/2027 BNP Paribas (4.68)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (35,263) — 35,263 —
(199,689) 11/6/2026
Goldman Sachs
International (4.08)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index 419 — — 419
(324,712) 11/6/2026
Societe
Generale (3.98)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (3,680) — 3,680 —
(619,906) 1/26/2026 UBS AG (4.73)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (81,708) — 76,671 (5,037)
(2,799,125) (120,232)
Total Unrealized
Appreciation
419
Total Unrealized
Depreciation
(120,651)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 91.1%
Construction & Engineering — 7.3%
Ferrovial SE 54,534 $ 2,776,521
Vinci SA 56,282 8,042,494
10,819,015
Diversified Telecommunication Services — 2.7%
Cellnex Telecom SA(a) 65,420 2,504,760
China Tower Corp. Ltd.,
Class
a
H (a) 509,838 756,847
Helios Towers plc* 87,580 141,365
Infrastrutture Wireless Italiane
SpA (a)(b) 38,984 457,251
RAI Way SpA (a) 11,531 77,248
3,937,471
Electric Utilities — 11.0%
Edison International 28,650 1,594,373
Elia Group SA/NV 4,928 522,060
Eversource Energy 27,140 1,758,943
Exelon Corp. 74,382 3,259,419
Fortis, Inc. 55,165 2,695,241
Hydro One Ltd.(a) 35,053 1,290,653
PG&E Corp. 162,318 2,739,928
Redeia Corp. SA 45,412 938,448
Terna - Rete Elettrica Nazionale 157,045 1,597,361
16,396,426
Gas Utilities — 8.0%
APA Group(b) 142,513 761,552
Atmos Energy Corp. 11,744 1,816,562
Beijing Enterprises Holdings
Ltd. 52,271 219,654
Brookfield Infrastructure Corp.,
Class
a
A 13,223 523,234
Chesapeake Utilities Corp. 1,687 206,134
China Gas Holdings Ltd. 290,700 265,449
China Resources Gas Group
Ltd. 98,610 262,839
Enagas SA 27,048 435,031
ENN Energy Holdings Ltd. 81,906 654,947
Hong Kong & China Gas Co.
Ltd. 1,177,885 1,036,514
Italgas SpA (b) 55,154 452,776
Kunlun Energy Co. Ltd. 396,992 397,443
Naturgy Energy Group SA(b) 17,508 517,263
New Jersey Resources Corp. 7,421 340,550
Northwest Natural Holding Co. 2,969 121,640
ONE Gas, Inc. 4,194 313,543
Snam SpA 229,289 1,370,983
Southwest Gas Holdings, Inc. 4,461 320,434
Spire, Inc. 4,316 324,908
Toho Gas Co. Ltd. 10,316 289,130
Tokyo Gas Co. Ltd. 38,239 1,287,522
11,918,108
Media — 0.2%
SES SA, Class
a
A , ADR 40,731 232,165
Investments Shares Value
Common Stocks (continued)
Multi-Utilities — 11.8%
ACEA SpA 4,852 $ 116,685
CenterPoint Energy, Inc. 48,223 1,795,824
Consolidated Edison, Inc. 25,639 2,679,019
National Grid plc(b) 540,501 7,621,074
NiSource, Inc. 34,772 1,374,885
Northwestern Energy Group,
Inc. 4,535 250,922
Sempra 46,868 3,683,356
Unitil Corp. 1,204 66,015
17,587,780
Oil, Gas & Consumable Fuels — 28.7%
Antero Midstream Corp. 24,792 465,594
Cheniere Energy, Inc. 16,605 3,935,219
DT Midstream, Inc. 7,500 785,550
Enbridge, Inc. 240,698 11,202,231
Gibson Energy, Inc. 18,018 297,510
Hess Midstream LP, Class
a
A 8,516 315,092
Keyera Corp. 25,288 770,792
Kinder Morgan, Inc. 143,043 4,010,926
Koninklijke Vopak NV 7,023 321,841
New Fortress Energy, Inc.(b) 9,480 23,605
ONEOK, Inc. 45,911 3,711,445
Pembina Pipeline Corp. 64,147 2,403,964
South Bow Corp. 22,982 595,671
Targa Resources Corp. 16,135 2,548,201
TC Energy Corp. 114,795 5,816,916
Williams Cos., Inc. (The) 90,199 5,457,942
42,662,499
Specialized REITs — 8.4%
American Tower Corp., REIT 34,577 7,421,953
Crown Castle, Inc., REIT 32,160 3,227,256
SBA Communications Corp.,
Class
a
A , REIT 7,956 1,844,917
12,494,126
Transportation Infrastructure — 8.1%
Aena SME SA(a) 8,175 2,199,906
Aeroports de Paris SA 4,446 596,194
Atlas Arteria Ltd.(b) 116,967 400,358
Auckland International Airport
Ltd. 186,471 841,264
Beijing Capital International
Airport Co. Ltd., Class
a
H * 213,429 75,670
China Merchants Port Holdings
Co. Ltd. 128,390 248,229
Corp. America Airports SA* 3,217 66,270
COSCO SHIPPING Ports Ltd. 136,029 81,363
Flughafen Zurich AG
(Registered) 2,108 583,990
Fraport AG Frankfurt Airport
Services Worldwide* 3,599 249,684
Getlink SE* 35,439 678,031
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,828 379,967
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,530 1,040,677

See accompanying notes to the financial statements.
MAY 31, 2025 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,939 $ 624,397
Hutchison Port Holdings Trust,
Class
a
U 567,145 90,176
Japan Airport Terminal Co. Ltd. 10,297 320,156
Jiangsu Expressway Co. Ltd.,
Class
a
H 132,834 169,238
Shenzhen Expressway Corp.
Ltd., Class
a
H 67,233 57,106
Transurban Group 342,890 3,134,161
Westshore Terminals
Investment Corp. 3,549 68,919
Yuexiu Transport Infrastructure
Ltd. 99,097 45,497
11,951,253
Water Utilities — 4.9%
American States Water Co. 2,798 220,678
American Water Works Co., Inc. 14,419 2,061,485
Beijing Enterprises Water Group
Ltd. 494,002 162,544
California Water Service Group 4,401 207,947
China Water Affairs Group Ltd. 87,328 68,048
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 50,877 1,045,014
Essential Utilities, Inc. 18,695 720,318
H2O America 2,240 117,555
Pennon Group plc 52,146 357,618
Severn Trent plc 29,294 1,066,855
United Utilities Group plc 75,609 1,192,919
7,220,981
Total Common Stocks
(Cost $133,779,202)
135,219,824
Master Limited Partnerships — 7.6%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 25,142 832,452
Oil, Gas & Consumable Fuels — 7.0%
Cheniere Energy Partners LP 2,868 164,537
Energy Transfer LP 228,502 3,994,215
Enterprise Products Partners LP 107,466 3,312,102
Genesis Energy LP 8,244 130,008
MPLX LP 27,847 1,420,197
Plains All American Pipeline LP 34,367 568,430
Plains GP Holdings LP Class A 14,613 257,189
Western Midstream Partners LP 14,363 537,176
10,383,854
Total Master Limited Partnerships
(Cost $9,275,953)
11,216,306
Closed End Funds — 0.4%
Capital Markets — 0.4%
3i Infrastructure plc 72,353 326,087
Hicl Infrastructure plc 220,229 344,201
Total Closed End Funds
(Cost $758,080)
670,288
Investments
Shares Value
Securities Lending Reinvestments (c) — 6.3%
Investment Companies — 6.3%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $9,315,941) 9,315,941 $ 9,315,941
Principal
Amount
Short-Term Investments — 0.3%
Repurchase Agreements (e) — 0.3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $489,589
(Cost $489,420) $ 489,420
489,420
Total Investments — 105.7%
(Cost $153,618,596) 156,911,779
Liabilities in excess of other assets — (5.7%) (8,521,762)
Net Assets — 100.0% $ 148,390,017
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$9,276,559, collateralized in the form of cash with a value of
$9,315,941 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $299,427 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 1.38% – 4.75%, and maturity dates ranging from August
15, 2032 – February 15, 2055. The total value of collateral is
$9,615,368.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $9,315,941.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TOLZ
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 15,400,376
Aggregate gross unrealized depreciation (10,565,696)
Net unrealized appreciation $ 4,834,680
Federal income tax cost $ 152,077,099
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 47.3%
Canada 17.9%
United Kingdom 7.4%
Spain 6.3%
France 6.3%
Australia 2.9%
Italy 2.7%
China 1.8%
Mexico 1.4%
Japan 1.3%
Hong Kong 1.2%
Brazil 0.7%
New Zealand 0.6%
Switzerland 0.4%
Belgium 0.3%
Netherlands 0.2%
Germany 0.2%
Luxembourg 0.1%
Singapore 0.1%
Other
a
0.9%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EQRR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 3.2%
JPMorgan Chase & Co. 605 $ 159,720
Wells Fargo & Co. 2,072 154,944
314,664
Beverages — 3.9%
Constellation Brands, Inc.,
Class
a
A 1,064 189,701
Keurig Dr Pepper, Inc. 5,793 195,050
384,751
Capital Markets — 5.3%
CME Group, Inc. 559 161,551
Interactive Brokers Group, Inc.,
Class
a
A 889 186,405
LPL Financial Holdings, Inc. 437 169,189
517,145
Consumer Staples Distribution & Retail — 9.8%
Casey's General Stores, Inc. 455 199,181
Dollar General Corp. 2,839 276,093
Kroger Co. (The) 2,929 199,846
Walmart, Inc. 2,870 283,326
958,446
Distributors — 2.7%
Genuine Parts Co. 2,064 261,137
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp. 606 109,298
Jabil, Inc. 718 120,631
229,929
Energy Equipment & Services — 2.4%
Schlumberger NV 6,999 231,317
Food Products — 3.9%
Archer-Daniels-Midland Co. 4,082 197,038
Hershey Co. (The) 1,150 184,794
381,832
Health Care Providers & Services — 6.2%
Cencora, Inc. 713 207,654
CVS Health Corp. 2,911 186,421
McKesson Corp. 293 210,816
604,891
Insurance — 7.5%
American International Group,
Inc. 1,754 148,459
Everest Group Ltd. 405 140,612
MetLife, Inc. 1,848 145,216
Progressive Corp. (The) 525 149,588
Reinsurance Group of America,
Inc. 748 152,061
735,936
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 1.1%
Alphabet, Inc., Class
a
A 633 $ 108,711
IT Services — 1.1%
International Business
Machines Corp. 401 103,883
Media — 2.5%
Fox Corp., Class
a
A 4,464 245,252
Oil, Gas & Consumable Fuels — 24.0%
Chevron Corp. 1,765 241,276
ConocoPhillips 2,864 244,441
Coterra Energy, Inc. 10,233 248,764
Diamondback Energy, Inc. 1,863 250,667
EOG Resources, Inc. 2,316 251,448
Exxon Mobil Corp. 2,489 254,625
Marathon Petroleum Corp. 2,035 327,106
Occidental Petroleum Corp. 6,005 244,884
Valero Energy Corp. 2,231 287,732
2,350,943
Passenger Airlines — 2.8%
United Airlines Holdings, Inc.* 3,481 276,548
Professional Services — 1.1%
Leidos Holdings, Inc. 730 108,420
Software — 2.4%
Nutanix, Inc., Class
a
A* 1,375 105,449
Zscaler, Inc.* 474 130,682
236,131
Specialty Retail — 9.8%
AutoZone, Inc.* 65 242,647
O'Reilly Automotive, Inc.* 174 237,945
TJX Cos., Inc. (The) 2,069 262,556
Tractor Supply Co. 4,569 221,140
964,288
Technology Hardware, Storage & Peripherals — 3.2%
Dell Technologies, Inc., Class
a
C 1,058 117,724
HP, Inc. 3,499 87,125
Pure Storage, Inc., Class
a
A* 2,121 113,664
318,513
Textiles, Apparel & Luxury Goods — 2.4%
Deckers Outdoor Corp.* 2,189 230,983
Tobacco — 2.1%
Altria Group, Inc. 3,359 203,589
Total Common Stocks
(Cost $9,216,523)
9,767,309

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $5,999
(Cost $5,996) $ 5,996
$ 5,996
Total Investments — 99.8%
(Cost $9,222,519) 9,773,305
Other assets less liabilities — 0.2% 21,918
Net Assets — 100.0% $ 9,795,223
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,153,979
Aggregate gross unrealized depreciation (607,426)
Net unrealized appreciation $ 546,553
Federal income tax cost $ 9,226,752

MAY 31, 2025 :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 87.4%
Capital Markets — 73.4%
3i Group plc 25,979 $ 1,425,314
Ares Capital Corp. 62,128 1,369,922
Barings BDC, Inc. 20,000 186,200
Capital Southwest Corp. 10,615 221,004
FS KKR Capital Corp. 58,740 1,245,875
Gimv NV 6,077 306,711
Goldman Sachs BDC, Inc. 24,272 275,002
Golub Capital BDC, Inc. 40,574 617,131
Hercules Capital, Inc. 32,554 573,927
Main Street Capital Corp.(a) 17,860 1,015,877
MidCap Financial Investment
Corp. 19,867 260,754
New Mountain Finance Corp. 20,128 216,779
Oaktree Specialty Lending
Corp. 15,552 227,526
Onex Corp. 12,436 923,129
Prospect Capital Corp. 79,087 260,196
Ratos AB, Class
a
B 42,779 172,420
Sixth Street Specialty Lending,
Inc. 20,470 476,746
SLR Investment Corp. 9,808 164,382
9,938,895
Financial Services — 14.0%
Compass Diversified Holdings 14,414 96,862
Eurazeo SE 8,501 594,109
Kinnevik AB, Class
a
B* 52,160 443,311
Sofina SA 797 230,582
Wendel SE 5,402 525,351
1,890,215
Total Common Stocks
(Cost $11,662,072)
11,829,110
Closed End Funds — 12.1%
Capital Markets — 12.1%
Apax Global Alpha Ltd.(b) 86,128 132,523
HBM Healthcare Investments
AG Class A 1,266 262,737
HgCapital Trust plc 86,162 581,613
NB Private Equity Partners Ltd. 9,305 178,027
Oakley Capital Investments Ltd. 30,501 200,546
Partners Group Private Equity
Ltd. 13,072 141,895
Syncona Ltd.* 133,813 144,235
Total Closed End Funds
(Cost $1,595,856)
1,641,576
Securities Lending Reinvestments (c) — 7.6%
Investment Companies — 7.6%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $1,028,688) 1,028,688 1,028,688
Investments
Principal
Amount Value
Short-Term Investments — 0.7%
Repurchase Agreements (e) — 0.7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $101,193
(Cost $101,159) $ 101,159
$ 101,159
Total Investments — 107.8%
(Cost $14,387,775) 14,600,533
Liabilities in excess of other assets — (7.8%) (1,061,992)
Net Assets — 100.0% $ 13,538,541
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$1,008,824, collateralized in the form of cash with a value of
$1,028,688 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $1,028,688.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 668,845
Aggregate gross unrealized depreciation (1,809,222)
Net unrealized depreciation $ (1,140,377)
Federal income tax cost $ 15,740,910

See accompanying notes to the financial statements.
GLOBAL LISTED PRIVATE EQUITY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 53.2%
United Kingdom 20.7%
France 8.3%
Canada 6.8%
Sweden 4.6%
Belgium 4.0%
Switzerland 1.9%
Other
a
0.5%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 13 .2%
Aerospace & Defense — 0.2%
AAR Corp.* 46 $ 2,825
AeroVironment, Inc.* 37 6,587
AerSale Corp.* 44 259
Archer Aviation, Inc., Class
a
A* 424 4,278
Astronics Corp.* 39 1,218
Byrna Technologies, Inc.* 22 587
Cadre Holdings, Inc. 34 1,114
Ducommun, Inc.* 18 1,267
Eve Holding, Inc.* 69 373
Intuitive Machines, Inc.* 55 628
Kratos Defense & Security
Solutions, Inc.* 194 7,157
Leonardo DRS, Inc. 97 4,103
Mercury Systems, Inc.* 68 3,349
Moog, Inc., Class
a
A 37 6,856
National Presto Industries, Inc. 7 600
Park Aerospace Corp. 24 328
Redwire Corp.* 30 429
Rocket Lab Corp.* 464 12,431
Triumph Group, Inc.* 96 2,476
V2X, Inc.* 22 996
Virgin Galactic Holdings, Inc.* 35 112
VirTra, Inc.* 15 88
58,061
Air Freight & Logistics — 0.0%(a)
Forward Air Corp.* 33 554
Hub Group, Inc., Class
a
A 79 2,663
Radiant Logistics, Inc.* 47 279
3,496
Automobile Components — 0.2%
Adient plc* 110 1,715
American Axle & Manufacturing
Holdings, Inc.* 151 663
Cooper-Standard Holdings,
Inc.* 22 507
Dana, Inc. 172 2,860
Dorman Products, Inc.* 34 4,397
Fox Factory Holding Corp.* 56 1,436
Gentherm, Inc.* 40 1,095
Goodyear Tire & Rubber Co.
(The)* 375 4,279
Holley, Inc.* 61 118
LCI Industries 33 2,876
Luminar Technologies, Inc.,
Class
a
A* 34 122
Modine Manufacturing Co.* 68 6,174
Patrick Industries, Inc. 43 3,692
Phinia, Inc. 55 2,387
Solid Power, Inc.* 203 317
Standard Motor Products, Inc. 27 818
Stoneridge, Inc.* 36 181
Visteon Corp.* 36 3,039
XPEL, Inc.*(b) 33 1,187
37,863
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Livewire Group, Inc.* 24 $ 108
Winnebago Industries, Inc. 36 1,221
1,329
Banks — 1.4%
1st Source Corp. 24 1,453
ACNB Corp. 11 457
Amalgamated Financial Corp. 24 725
Amerant Bancorp, Inc., Class
a
A 49 859
Ameris Bancorp 87 5,348
Ames National Corp. 12 209
Arrow Financial Corp. 22 567
Associated Banc-Corp. 215 4,982
Atlantic Union Bankshares
Corp. 170 5,103
Axos Financial, Inc.* 72 5,007
Banc of California, Inc. 183 2,511
BancFirst Corp. 26 3,216
Bancorp, Inc. (The)* 60 3,066
Bank First Corp. 13 1,512
Bank of Hawaii Corp. 51 3,392
Bank of Marin Bancorp 21 448
Bank of NT Butterfield & Son
Ltd. (The) 58 2,445
Bank7 Corp. 5 193
BankUnited, Inc. 98 3,330
Bankwell Financial Group, Inc. 8 278
Banner Corp. 45 2,774
Bar Harbor Bankshares 20 582
BayCom Corp. 14 369
BCB Bancorp, Inc. 20 162
Berkshire Hills Bancorp, Inc. 56 1,387
Blue Foundry Bancorp* 26 236
Bridgewater Bancshares, Inc.* 26 381
Brookline Bancorp, Inc. 116 1,198
Burke & Herbert Financial
Services Corp. 18 1,025
Business First Bancshares, Inc. 32 761
Byline Bancorp, Inc. 41 1,061
Cadence Bank 239 7,242
California BanCorp* 32 478
Camden National Corp. 22 865
Capital Bancorp, Inc. 12 388
Capital City Bank Group, Inc. 18 679
Capitol Federal Financial, Inc. 163 931
Carter Bankshares, Inc.* 30 494
Cathay General Bancorp 89 3,814
Central Pacific Financial Corp. 35 935
Chemung Financial Corp. 4 187
ChoiceOne Financial Services,
Inc. 11 325
Citizens & Northern Corp. 20 371
Citizens Financial Services, Inc. 6 367
City Holding Co. 19 2,240
Civista Bancshares, Inc. 20 451
CNB Financial Corp. 27 585
Coastal Financial Corp.* 16 1,406
Colony Bankcorp, Inc. 22 336

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 36 $ 515
Community Financial System,
Inc. 69 3,881
Community Trust Bancorp, Inc. 20 1,021
Community West Bancshares 22 392
ConnectOne Bancorp, Inc. 62 1,424
Customers Bancorp, Inc.* 39 1,987
CVB Financial Corp. 174 3,263
Dime Community Bancshares,
Inc. 52 1,334
Eagle Bancorp, Inc. 39 686
Eastern Bankshares, Inc. 254 3,810
Enterprise Bancorp, Inc. 13 501
Enterprise Financial Services
Corp. 48 2,541
Equity Bancshares, Inc.,
Class
a
A 21 818
Esquire Financial Holdings, Inc. 9 817
ESSA Bancorp, Inc. 11 202
Farmers & Merchants Bancorp,
Inc. 17 405
Farmers National Banc Corp. 48 635
FB Financial Corp. 47 2,052
Fidelity D&D Bancorp, Inc. 6 245
Financial Institutions, Inc. 25 646
First Bancorp 213 4,256
First Bancorp 53 2,192
First Bancorp, Inc. (The) 14 339
First Bank 28 407
First Busey Corp. 110 2,433
First Business Financial
Services, Inc. 10 488
First Commonwealth Financial
Corp. 133 2,077
First Community Bankshares,
Inc. 22 827
First Financial Bancorp 124 2,996
First Financial Bankshares, Inc. 171 6,029
First Financial Corp. 15 778
First Foundation, Inc.* 84 433
First Internet Bancorp 11 267
First Interstate BancSystem,
Inc., Class
a
A 104 2,824
First Merchants Corp. 77 2,903
First Mid Bancshares, Inc. 30 1,058
First Western Financial, Inc.* 11 229
Five Star Bancorp 22 615
Flagstar Financial, Inc. 333 3,836
Flushing Financial Corp. 42 505
FS Bancorp, Inc. 9 346
Fulton Financial Corp. 239 4,123
FVCBankcorp, Inc.* 22 257
German American Bancorp, Inc. 37 1,414
Glacier Bancorp, Inc. 150 6,221
Great Southern Bancorp, Inc. 11 615
Greene County Bancorp, Inc. 9 195
Guaranty Bancshares, Inc. 10 413
Hancock Whitney Corp. 114 6,232
Hanmi Financial Corp. 40 917
HarborOne Bancorp, Inc. 50 569
HBT Financial, Inc. 17 398
Investments
Shares Value
Common Stocks (continued)
Heritage Commerce Corp. 78 $ 722
Heritage Financial Corp. 44 1,029
Hilltop Holdings, Inc. 61 1,819
Hingham Institution For Savings
(The) 2 485
Home Bancorp, Inc. 9 454
Home BancShares, Inc. 245 6,931
HomeStreet, Inc.* 24 313
HomeTrust Bancshares, Inc. 19 686
Hope Bancorp, Inc. 160 1,606
Horizon Bancorp, Inc. 57 846
Independent Bank Corp. 26 820
Independent Bank Corp. 56 3,444
International Bancshares Corp. 71 4,447
Investar Holding Corp. 12 228
John Marshall Bancorp, Inc. 16 279
Kearny Financial Corp. 72 434
Lakeland Financial Corp. 33 1,976
LCNB Corp. 17 247
LINKBANCORP, Inc. 29 199
Live Oak Bancshares, Inc. 46 1,263
Mercantile Bank Corp. 21 927
Metrocity Bankshares, Inc. 24 671
Metropolitan Bank Holding
Corp.* 14 905
Mid Penn Bancorp, Inc. 27 720
Middlefield Banc Corp. 10 294
Midland States Bancorp, Inc. 27 456
MidWestOne Financial Group,
Inc. 25 719
MVB Financial Corp. 15 293
National Bank Holdings Corp.,
Class
a
A 49 1,771
National Bankshares, Inc. 8 205
NB Bancorp, Inc.* 51 859
NBT Bancorp, Inc. 67 2,804
Nicolet Bankshares, Inc. 18 2,208
Northeast Bank 9 754
Northeast Community Bancorp,
Inc. 16 362
Northfield Bancorp, Inc. 50 584
Northrim Bancorp, Inc. 7 641
Northwest Bancshares, Inc. 167 2,051
Norwood Financial Corp. 11 286
Oak Valley Bancorp 9 229
OceanFirst Financial Corp. 76 1,278
OFG Bancorp 59 2,427
Old National Bancorp 414 8,636
Old Second Bancorp, Inc. 57 943
Orange County Bancorp, Inc. 13 332
Origin Bancorp, Inc. 39 1,330
Orrstown Financial Services,
Inc. 24 721
Pacific Premier Bancorp, Inc. 126 2,671
Park National Corp. 19 3,089
Parke Bancorp, Inc. 14 271
Pathward Financial, Inc. 32 2,498
PCB Bancorp 14 271
Peapack-Gladstone Financial
Corp. 22 603

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Investments
Shares Value
Common Stocks (continued)
Peoples Bancorp of North
Carolina, Inc. 6 $ 165
Peoples Bancorp, Inc. 45 1,319
Peoples Financial Services
Corp. 12 577
Pioneer Bancorp, Inc.* 15 171
Plumas Bancorp 7 305
Ponce Financial Group, Inc.* 25 335
Preferred Bank 16 1,338
Primis Financial Corp. 29 275
Princeton Bancorp, Inc. 7 219
Provident Bancorp, Inc.* 21 239
Provident Financial Services,
Inc. 166 2,772
QCR Holdings, Inc. 22 1,481
RBB Bancorp 21 357
Red River Bancshares, Inc. 6 337
Renasant Corp. 122 4,276
Republic Bancorp, Inc., Class
a
A 11 754
S&T Bancorp, Inc. 50 1,833
Seacoast Banking Corp. of
Florida 111 2,867
ServisFirst Bancshares, Inc. 67 4,987
Shore Bancshares, Inc. 40 580
Sierra Bancorp 17 465
Simmons First National Corp.,
Class
a
A 163 3,058
SmartFinancial, Inc. 21 667
South Plains Financial, Inc. 15 540
Southern First Bancshares,
Inc.* 10 361
Southern Missouri Bancorp,
Inc. 12 632
Southern States Bancshares,
Inc. 11 379
Southside Bancshares, Inc. 38 1,071
SouthState Corp. 129 11,326
Stellar Bancorp, Inc. 65 1,750
Stock Yards Bancorp, Inc. 34 2,501
Texas Capital Bancshares, Inc.* 61 4,373
Third Coast Bancshares, Inc.* 15 460
Timberland Bancorp, Inc. 10 304
Tompkins Financial Corp. 17 1,044
Towne Bank 92 3,180
TriCo Bancshares 42 1,676
Triumph Financial, Inc.* 29 1,675
TrustCo Bank Corp. 24 745
Trustmark Corp. 80 2,757
UMB Financial Corp. 90 9,281
United Bankshares, Inc. 174 6,288
United Community Banks, Inc. 157 4,512
Unity Bancorp, Inc. 9 398
Univest Financial Corp. 38 1,122
USCB Financial Holdings, Inc. 14 231
Valley National Bancorp 623 5,470
Veritex Holdings, Inc. 69 1,670
Virginia National Bankshares
Corp. 6 224
WaFd, Inc. 106 3,013
Washington Trust Bancorp, Inc. 25 692
WesBanco, Inc. 113 3,478
Investments
Shares Value
Common Stocks (continued)
West Bancorp, Inc. 21 $ 407
Westamerica Bancorp 34 1,634
WSFS Financial Corp. 77 4,073
339,179
Beverages — 0.1%
MGP Ingredients, Inc. 19 559
National Beverage Corp. 31 1,402
Primo Brands Corp., Class
a
A 322 10,649
Vita Coco Co., Inc. (The)* 52 1,851
14,461
Biotechnology — 1.0%
4D Molecular Therapeutics,
Inc.* 59 214
89bio, Inc.* 147 1,446
Absci Corp.* 107 284
ACADIA Pharmaceuticals, Inc.* 157 3,386
Achieve Life Sciences, Inc.* 45 161
Acrivon Therapeutics, Inc.* 16 17
Actinium Pharmaceuticals, Inc.* 41 63
Acumen Pharmaceuticals, Inc.* 55 56
ADC Therapeutics SA* 107 331
ADMA Biologics, Inc.* 302 5,992
Adverum Biotechnologies, Inc.* 27 60
Agenus, Inc.* 31 106
Agios Pharmaceuticals, Inc.* 74 2,375
Akebia Therapeutics, Inc.* 285 864
Akero Therapeutics, Inc.* 98 4,866
Aldeyra Therapeutics, Inc.* 65 140
Alector, Inc.* 108 144
Alkermes plc* 212 6,489
Allogene Therapeutics, Inc.* 169 198
Altimmune, Inc.* 93 505
ALX Oncology Holdings, Inc.* 45 22
Amicus Therapeutics, Inc.* 386 2,343
AnaptysBio, Inc.* 28 622
Anavex Life Sciences Corp.* 99 745
Anika Therapeutics, Inc.* 17 190
Annexon, Inc.* 128 261
Apogee Therapeutics, Inc.* 50 1,832
Applied Therapeutics, Inc.* 129 46
Arbutus Biopharma Corp.* 192 645
Arcellx, Inc.* 57 3,537
Arcturus Therapeutics Holdings,
Inc.* 30 376
Arcus Biosciences, Inc.* 71 634
Arcutis Biotherapeutics, Inc.* 141 1,839
Ardelyx, Inc.* 309 1,134
ArriVent Biopharma, Inc.* 37 786
Arrowhead Pharmaceuticals,
Inc.* 157 2,523
ARS Pharmaceuticals, Inc.* 65 938
Artiva Biotherapeutics, Inc.* 26 50
Astria Therapeutics, Inc.* 61 290
Atossa Therapeutics, Inc.* 166 129
Aura Biosciences, Inc.* 61 357
Aurinia Pharmaceuticals, Inc.* 176 1,380
Avidity Biosciences, Inc.* 149 4,616
Avita Medical, Inc.* 34 191

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HDG
::
Investments
Shares Value
Common Stocks (continued)
Beam Therapeutics, Inc.* 120 $ 1,900
Bicara Therapeutics, Inc.* 25 231
BioCryst Pharmaceuticals, Inc.* 272 2,924
Biohaven Ltd.* 113 1,674
Biomea Fusion, Inc.* 36 52
Black Diamond Therapeutics,
Inc.* 52 114
Blueprint Medicines Corp.* 84 8,513
Boundless Bio, Inc.* 22 24
Bridgebio Pharma, Inc.* 185 6,336
C4 Therapeutics, Inc.* 79 99
Cabaletta Bio, Inc.* 59 110
CAMP4 Therapeutics Corp.* 9 18
Candel Therapeutics, Inc.* 37 202
Capricor Therapeutics, Inc.* 48 475
Cardiff Oncology, Inc.* 77 263
CareDx, Inc.* 68 1,155
Cargo Therapeutics, Inc.* 45 191
Caribou Biosciences, Inc.* 108 114
Cartesian Therapeutics, Inc.* 15 143
Catalyst Pharmaceuticals, Inc.* 149 3,719
Celcuity, Inc.* 43 457
Celldex Therapeutics, Inc.* 85 1,681
Century Therapeutics, Inc.* 62 33
CervoMed, Inc.* 7 51
CG oncology, Inc.* 71 1,819
Cibus, Inc., Class
a
A* 24 78
Climb Bio, Inc.* 39 46
Cogent Biosciences, Inc.* 121 658
Coherus Biosciences, Inc.* 148 115
Compass Therapeutics, Inc.* 134 281
Corbus Pharmaceuticals
Holdings, Inc.* 15 111
Crinetics Pharmaceuticals, Inc.* 120 3,661
Cullinan Therapeutics, Inc.* 69 597
Cytokinetics, Inc.* 150 4,653
Day One Biopharmaceuticals,
Inc.* 72 459
Denali Therapeutics, Inc.* 163 2,158
Design Therapeutics, Inc.* 41 153
Dianthus Therapeutics, Inc.* 31 539
Disc Medicine, Inc.* 30 1,400
Dynavax Technologies Corp.* 173 1,694
Dyne Therapeutics, Inc.* 110 1,316
Editas Medicine, Inc.* 109 187
Elevation Oncology, Inc.* 74 22
Enanta Pharmaceuticals, Inc.* 26 154
Entrada Therapeutics, Inc.* 32 243
Erasca, Inc.* 242 339
Fate Therapeutics, Inc.* 132 160
Fennec Pharmaceuticals, Inc.* 31 252
Fibrobiologics, Inc.* 36 26
Foghorn Therapeutics, Inc.* 33 135
Galectin Therapeutics, Inc.* 12 16
Generation Bio Co.* 65 25
Geron Corp.* 777 1,181
Greenwich Lifesciences, Inc.* 8 79
Gyre Therapeutics, Inc.* 9 82
Halozyme Therapeutics, Inc.* 164 9,195
Heron Therapeutics, Inc.* 154 290
Investments
Shares Value
Common Stocks (continued)
HilleVax, Inc.* 41 $ 77
Humacyte, Inc.* 119 318
Ideaya Biosciences, Inc.* 114 2,267
IGM Biosciences, Inc.* 20 25
ImmunityBio, Inc.* 201 535
Immunome, Inc.* 93 815
Immunovant, Inc.* 76 1,129
Inhibrx Biosciences, Inc.* 15 202
Inmune Bio, Inc.* 18 133
Inovio Pharmaceuticals, Inc.* 48 96
Inozyme Pharma, Inc.* 71 282
Insmed, Inc.* 227 15,829
Intellia Therapeutics, Inc.* 133 914
Invivyd, Inc.* 104 97
Iovance Biotherapeutics, Inc.* 361 632
Ironwood Pharmaceuticals,
Inc., Class
a
A* 186 111
iTeos Therapeutics, Inc.* 35 351
Jade Biosciences, Inc. 1 7
Janux Therapeutics, Inc.* 42 1,000
Jasper Therapeutics, Inc.
(Registered)* 15 83
KalVista Pharmaceuticals, Inc.* 51 602
Keros Therapeutics, Inc.* 43 608
Kiniksa Pharmaceuticals
International plc, Class
a
A* 51 1,395
Kodiak Sciences, Inc.* 43 146
Korro Bio, Inc.* 8 91
Krystal Biotech, Inc.* 33 4,157
Kura Oncology, Inc.* 97 552
Kymera Therapeutics, Inc.* 62 1,838
Kyverna Therapeutics, Inc.* 34 87
Larimar Therapeutics, Inc.* 55 124
Lexeo Therapeutics, Inc.* 31 84
Lexicon Pharmaceuticals, Inc.* 151 95
Lineage Cell Therapeutics, Inc.* 236 157
Lyell Immunopharma, Inc.* 211 92
MacroGenics, Inc.* 81 110
Madrigal Pharmaceuticals, Inc.* 24 6,606
MannKind Corp.* 354 1,469
MeiraGTx Holdings plc* 62 317
Mersana Therapeutics, Inc.* 141 48
Metagenomi, Inc.* 36 61
Metsera, Inc.* 20 534
MiMedx Group, Inc.* 156 1,003
Mineralys Therapeutics, Inc.* 38 592
Mirum Pharmaceuticals, Inc.* 52 2,312
Monte Rosa Therapeutics, Inc.* 54 226
Myriad Genetics, Inc.* 118 494
Neurogene, Inc.* 16 272
Nkarta, Inc.* 70 122
Novavax, Inc.* 203 1,490
Nurix Therapeutics, Inc.* 99 1,052
Nuvalent, Inc., Class
a
A* 46 3,432
Ocugen, Inc.* 380 318
Olema Pharmaceuticals, Inc.* 54 285
Organogenesis Holdings, Inc.,
Class
a
A* 90 247
ORIC Pharmaceuticals, Inc.* 81 662
Outlook Therapeutics, Inc.* 21 39

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HDG
::
Investments
Shares Value
Common Stocks (continued)
Ovid therapeutics, Inc.* 77 $ 21
PepGen, Inc.* 20 29
Perspective Therapeutics, Inc.* 71 182
Praxis Precision Medicines,
Inc.* 23 887
Precigen, Inc.* 177 234
Prelude Therapeutics, Inc.* 17 15
Prime Medicine, Inc.* 75 89
ProKidney Corp., Class
a
A* 146 106
Protagonist Therapeutics, Inc.* 78 3,703
Prothena Corp. plc* 56 257
PTC Therapeutics, Inc.* 100 4,852
Puma Biotechnology, Inc.* 55 180
Pyxis Oncology, Inc.* 65 79
Q32 Bio, Inc.* 8 14
RAPT Therapeutics, Inc.* 39 35
Recursion Pharmaceuticals,
Inc., Class
a
A* 331 1,384
REGENXBIO, Inc.* 61 540
Regulus Therapeutics, Inc.* 83 658
Relay Therapeutics, Inc.* 165 495
Renovaro, Inc.* 149 46
Replimune Group, Inc.* 90 808
Revolution Medicines, Inc.* 224 8,826
Rhythm Pharmaceuticals, Inc.* 72 4,416
Rigel Pharmaceuticals, Inc.* 23 442
Rocket Pharmaceuticals, Inc.* 101 254
Sage Therapeutics, Inc.* 72 465
Sana Biotechnology, Inc.* 174 378
Savara, Inc.* 158 360
Scholar Rock Holding Corp.* 106 3,075
Sera Prognostics, Inc., Class
a
A* 38 59
Shattuck Labs, Inc.* 51 52
Skye Bioscience, Inc.* 26 51
Soleno Therapeutics, Inc.* 34 2,494
Solid Biosciences, Inc.* 31 100
SpringWorks Therapeutics, Inc.* 90 4,204
Spyre Therapeutics, Inc.* 53 810
Stoke Therapeutics, Inc.* 47 448
Summit Therapeutics, Inc.* 121 2,204
Sutro Biopharma, Inc.* 108 97
Syndax Pharmaceuticals, Inc.* 108 1,138
Tango Therapeutics, Inc.* 63 140
Taysha Gene Therapies, Inc.* 230 623
Tenaya Therapeutics, Inc.* 73 34
Tevogen Bio Holdings, Inc.* 31 40
TG Therapeutics, Inc.* 184 6,460
Tourmaline Bio, Inc.* 30 500
Travere Therapeutics, Inc.* 111 1,667
TScan Therapeutics, Inc.* 51 73
Twist Bioscience Corp.* 78 2,285
Tyra Biosciences, Inc.* 26 237
Upstream Bio, Inc.* 23 212
UroGen Pharma Ltd.* 51 216
Vanda Pharmaceuticals, Inc.* 75 326
Vaxcyte, Inc.* 163 5,296
Vera Therapeutics, Inc.,
Class
a
A* 60 1,137
Veracyte, Inc.* 102 2,714
Verastem, Inc.* 51 384
Investments
Shares Value
Common Stocks (continued)
Vericel Corp.* 65 $ 2,684
Verve Therapeutics, Inc.* 93 414
Vir Biotechnology, Inc.* 119 588
Viridian Therapeutics, Inc.* 98 1,364
Voyager Therapeutics, Inc.* 60 164
Werewolf Therapeutics, Inc.* 41 50
X4 Pharmaceuticals, Inc.* 7 24
XBiotech, Inc.* 26 74
Xencor, Inc.* 89 712
XOMA Royalty Corp.* 11 272
Y-mAbs Therapeutics, Inc.* 49 225
Zenas Biopharma, Inc.* 20 190
Zentalis Pharmaceuticals, Inc.* 75 91
Zura Bio Ltd., Class
a
A* 66 67
Zymeworks, Inc.* 72 823
246,981
Broadline Retail — 0.0%(a)
1stdibs.com, Inc.* 31 78
Groupon, Inc., Class
a
A* 31 903
Savers Value Village, Inc.* 30 301
1,282
Building Products — 0.3%
American Woodmark Corp.* 20 1,127
Apogee Enterprises, Inc. 29 1,121
AZZ, Inc. 39 3,537
Caesarstone Ltd.* 27 46
CSW Industrials, Inc. 22 6,727
Gibraltar Industries, Inc.* 40 2,343
Griffon Corp. 52 3,575
Insteel Industries, Inc. 25 875
Janus International Group, Inc.* 180 1,471
JELD-WEN Holding, Inc.* 111 405
Masterbrand, Inc.* 167 1,703
Quanex Building Products
Corp. 62 1,037
Resideo Technologies, Inc.* 192 3,974
Tecnoglass, Inc. 30 2,569
UFP Industries, Inc. 79 7,707
Zurn Elkay Water Solutions
Corp. 189 6,840
45,057
Capital Markets — 0.3%
Acadian Asset Management,
Inc. 36 1,084
AlTi Global, Inc.* 46 153
Artisan Partners Asset
Management, Inc., Class
a
A 83 3,345
B Riley Financial, Inc.* 27 82
BGC Group, Inc., Class
a
A 467 4,334
Cohen & Steers, Inc. 36 2,766
Diamond Hill Investment Group,
Inc. 3 424
DigitalBridge Group, Inc. 209 2,312
Donnelley Financial Solutions,
Inc.* 37 2,016
Forge Global Holdings, Inc.* 10 139
GCM Grosvenor, Inc., Class
a
A 57 719

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HDG
::
Investments
Shares Value
Common Stocks (continued)
Hamilton Lane, Inc., Class
a
A 52 $ 7,748
MarketWise, Inc. 3 50
Moelis & Co., Class
a
A 93 5,311
Open Lending Corp.* 134 240
P10, Inc., Class
a
A 54 586
Patria Investments Ltd., Class
a
A 76 968
Perella Weinberg Partners,
Class
a
A 68 1,181
Piper Sandler Cos. 23 5,783
PJT Partners, Inc., Class
a
A 31 4,670
Silvercrest Asset Management
Group, Inc., Class
a
A 13 189
StepStone Group, Inc., Class
a
A 87 5,033
StoneX Group, Inc.* 58 4,910
Value Line, Inc. 1 39
Victory Capital Holdings, Inc.,
Class
a
A 54 3,349
Virtus Investment Partners, Inc. 9 1,536
WisdomTree, Inc. 177 1,671
60,638
Chemicals — 0.2%
AdvanSix, Inc. 34 799
American Vanguard Corp. 34 167
Arq, Inc.* 38 188
ASP Isotopes, Inc.* 72 544
Aspen Aerogels, Inc.* 81 467
Avient Corp. 119 4,299
Balchem Corp. 42 7,001
Cabot Corp. 70 5,228
Core Molding Technologies,
Inc.* 10 167
Ecovyst, Inc.* 153 1,140
Hawkins, Inc. 25 3,337
HB Fuller Co. 72 4,019
Ingevity Corp.* 48 1,986
Innospec, Inc. 33 2,808
Intrepid Potash, Inc.* 14 529
Koppers Holdings, Inc. 26 799
Kronos Worldwide, Inc. 29 184
LSB Industries, Inc.* 70 530
Mativ Holdings, Inc. 71 406
Minerals Technologies, Inc. 42 2,385
Northern Technologies
International Corp. 10 72
Orion SA 75 817
Perimeter Solutions, Inc.* 176 2,124
PureCycle Technologies, Inc.* 162 1,541
Quaker Chemical Corp. 18 1,952
Rayonier Advanced Materials,
Inc.* 84 323
Sensient Technologies Corp. 55 5,199
Stepan Co. 28 1,520
Tronox Holdings plc 156 886
Valhi, Inc. 3 44
51,461
Commercial Services & Supplies — 0.2%
ABM Industries, Inc. 82 4,317
ACCO Brands Corp. 119 427
Investments
Shares Value
Common Stocks (continued)
ACV Auctions, Inc., Class
a
A* 195 $ 3,194
Bridger Aerospace Group
Holdings, Inc.* 13 21
BrightView Holdings, Inc.* 78 1,215
Brink's Co. (The) 58 4,759
Casella Waste Systems, Inc.,
Class
a
A* 82 9,611
CECO Environmental Corp.* 38 1,022
Cimpress plc* 22 974
CompX International, Inc. 2 51
CoreCivic, Inc.* 143 3,140
Deluxe Corp. 58 828
Driven Brands Holdings, Inc.* 79 1,408
Ennis, Inc. 33 616
Enviri Corp.* 104 848
GEO Group, Inc. (The)* 167 4,532
Healthcare Services Group,
Inc.* 97 1,368
HNI Corp. 62 2,885
Interface, Inc., Class
a
A 75 1,507
LanzaTech Global, Inc.* 147 41
Liquidity Services, Inc.* 28 654
MillerKnoll, Inc. 89 1,501
Montrose Environmental Group,
Inc.* 42 820
NL Industries, Inc. 11 80
OPENLANE, Inc.* 139 3,187
Perma-Fix Environmental
Services, Inc.* 22 233
Pitney Bowes, Inc. 216 2,225
Pursuit Attractions and
Hospitality, Inc.* 27 753
Quad/Graphics, Inc. 41 239
Quest Resource Holding Corp.* 23 51
Steelcase, Inc., Class
a
A 122 1,258
UniFirst Corp. 20 3,771
Virco Mfg. Corp. 14 118
VSE Corp. 23 2,992
60,646
Communications Equipment — 0.0%(a)
ADTRAN Holdings, Inc.* 104 835
Applied Optoelectronics, Inc.* 57 879
Aviat Networks, Inc.* 15 322
Calix, Inc.* 78 3,607
Clearfield, Inc.* 16 594
CommScope Holding Co., Inc.* 282 1,703
Digi International, Inc.* 48 1,556
Extreme Networks, Inc.* 169 2,648
Harmonic, Inc.* 145 1,308
NETGEAR, Inc.* 37 1,085
NetScout Systems, Inc.* 91 2,078
Ribbon Communications, Inc.* 120 406
Viasat, Inc.* 163 1,423
Viavi Solutions, Inc.* 289 2,633
21,077
Construction & Engineering — 0.4%
Ameresco, Inc., Class
a
A* 42 579
Arcosa, Inc. 64 5,521

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HDG
::
Investments
Shares Value
Common Stocks (continued)
Argan, Inc. 17 $ 3,575
Bowman Consulting Group
Ltd., Class
a
A* 17 426
Centuri Holdings, Inc.* 22 459
Concrete Pumping Holdings,
Inc. 31 218
Construction Partners, Inc.,
Class
a
A* 61 6,386
Dycom Industries, Inc.* 37 8,507
Fluor Corp.* 224 9,314
Granite Construction, Inc. 58 5,188
Great Lakes Dredge & Dock
Corp.* 87 973
IES Holdings, Inc.* 11 2,856
Limbach Holdings, Inc.* 13 1,667
Matrix Service Co.* 35 428
MYR Group, Inc.* 21 3,294
Northwest Pipe Co.* 13 502
Orion Group Holdings, Inc.* 48 396
Primoris Services Corp. 70 5,048
Southland Holdings, Inc.* 15 58
Sterling Infrastructure, Inc.* 39 7,332
Tutor Perini Corp.* 57 2,102
64,829
Construction Materials — 0.1%
Knife River Corp.* 75 7,058
Smith-Midland Corp.* 6 181
United States Lime & Minerals,
Inc. 14 1,439
8,678
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 7 343
Bread Financial Holdings, Inc. 65 3,331
Consumer Portfolio Services,
Inc.* 11 100
Dave, Inc.* 11 2,209
Encore Capital Group, Inc.* 31 1,175
Enova International, Inc.* 34 3,151
FirstCash Holdings, Inc. 51 6,523
Green Dot Corp., Class
a
A* 71 656
LendingClub Corp.* 145 1,454
LendingTree, Inc.* 13 455
Medallion Financial Corp. 24 220
Navient Corp. 98 1,317
Nelnet, Inc., Class
a
A 19 2,207
NerdWallet, Inc., Class
a
A* 46 485
OppFi, Inc. 25 317
PRA Group, Inc.* 51 724
PROG Holdings, Inc. 54 1,557
Regional Management Corp. 11 291
Upstart Holdings, Inc.* 105 4,953
World Acceptance Corp.* 4 618
32,086
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 43 1,527
Chefs' Warehouse, Inc. (The)* 47 2,998
Investments
Shares Value
Common Stocks (continued)
Guardian Pharmacy Services,
Inc., Class
a
A* 11 $ 233
HF Foods Group, Inc.* 53 202
Ingles Markets, Inc., Class
a
A 19 1,184
Natural Grocers by Vitamin
Cottage, Inc. 12 586
PriceSmart, Inc. 33 3,563
SpartanNash Co. 44 856
Sprouts Farmers Market, Inc.* 132 22,818
United Natural Foods, Inc.* 77 2,354
Village Super Market, Inc.,
Class
a
A 11 424
Weis Markets, Inc. 22 1,668
38,413
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 190 741
Greif, Inc., Class
a
A 33 1,835
Greif, Inc., Class
a
B 6 361
Myers Industries, Inc. 49 622
O-I Glass, Inc.* 204 2,674
Ranpak Holdings Corp.,
Class
a
A* 59 196
TriMas Corp. 53 1,398
7,827
Distributors — 0.0%(a)
A-Mark Precious Metals, Inc. 23 454
GigaCloud Technology, Inc.,
Class
a
A* 31 544
Weyco Group, Inc. 8 251
1,249
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.* 49 6,469
American Public Education,
Inc.* 21 618
Carriage Services, Inc., Class
a
A 18 783
Chegg, Inc.* 132 135
Coursera, Inc.* 181 1,602
European Wax Center, Inc.,
Class
a
A* 41 209
Frontdoor, Inc.* 101 5,556
Graham Holdings Co., Class
a
B 4 3,818
KinderCare Learning Cos., Inc.* 37 454
Laureate Education, Inc.* 171 3,847
Lincoln Educational Services
Corp.* 34 809
Matthews International Corp.,
Class
a
A 39 837
Mister Car Wash, Inc.* 125 885
Nerdy, Inc.* 102 174
OneSpaWorld Holdings Ltd. 132 2,489
Perdoceo Education Corp. 86 2,927
Strategic Education, Inc. 29 2,646
Stride, Inc.* 56 8,478
Udemy, Inc.* 120 878
Universal Technical Institute,
Inc.* 61 2,167

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HDG
::
Investments
Shares Value
Common Stocks (continued)
Zspace, Inc.* 3 $ 13
45,794
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 96 1,719
Alpine Income Property Trust,
Inc., REIT 16 245
American Assets Trust, Inc.,
REIT 63 1,256
Armada Hoffler Properties, Inc.,
REIT 104 724
Broadstone Net Lease, Inc.,
REIT 248 3,946
CTO Realty Growth, Inc., REIT 38 700
Essential Properties Realty
Trust, Inc., REIT 231 7,508
Gladstone Commercial Corp.,
REIT 57 818
Global Net Lease, Inc., REIT 264 2,049
NexPoint Diversified Real
Estate Trust, REIT 45 187
One Liberty Properties, Inc.,
REIT 21 514
19,666
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 13 346
AST SpaceMobile, Inc.,
Class
a
A* 176 4,060
ATN International, Inc. 14 199
Bandwidth, Inc., Class
a
A* 33 463
Cogent Communications
Holdings, Inc. 58 2,651
Globalstar, Inc.* 64 1,182
IDT Corp., Class
a
B 20 1,232
Liberty Latin America Ltd.,
Class
a
A* 41 201
Liberty Latin America Ltd.,
Class
a
C* 170 850
Lumen Technologies, Inc.* 1,331 5,218
Shenandoah
Telecommunications Co. 64 805
17,207
Electric Utilities — 0.2%
ALLETE, Inc. 76 4,943
Genie Energy Ltd., Class
a
B 17 359
Hawaiian Electric Industries,
Inc.* 229 2,446
MGE Energy, Inc. 48 4,335
Otter Tail Corp. 54 4,168
Portland General Electric Co. 137 5,809
TXNM Energy, Inc. 118 6,689
28,749
Electrical Equipment — 0.1%
Allient, Inc. 19 578
American Superconductor
Corp.* 46 1,300
Amprius Technologies, Inc.* 22 59
Array Technologies, Inc.* 201 1,327
Investments
Shares Value
Common Stocks (continued)
Atkore, Inc. 46 $ 2,995
Blink Charging Co.* 126 89
Bloom Energy Corp., Class
a
A* 264 4,876
ChargePoint Holdings, Inc.* 533 371
Energy Vault Holdings, Inc.* 139 115
EnerSys 52 4,349
Enovix Corp.* 216 1,646
Fluence Energy, Inc.* 81 381
FuelCell Energy, Inc.* 28 143
GrafTech International Ltd.* 340 339
Hyliion Holdings Corp.* 183 282
LSI Industries, Inc. 38 618
NANO Nuclear Energy, Inc.* 32 964
Net Power, Inc.* 29 62
NEXTracker, Inc., Class
a
A* 190 10,771
NuScale Power Corp., Class
a
A* 119 3,807
Plug Power, Inc.* 1,086 959
Powell Industries, Inc. 12 2,035
Preformed Line Products Co. 3 428
SES AI Corp.* 174 158
Shoals Technologies Group,
Inc., Class
a
A* 220 1,038
SolarMax Technology, Inc.* 40 46
Solidion Technology, Inc.* 1 3
Stem, Inc.* 200 98
Sunrun, Inc.* 291 2,180
T1 Energy, Inc.* 147 160
Thermon Group Holdings, Inc.* 44 1,141
TPI Composites, Inc.* 61 73
Ultralife Corp.* 13 87
Vicor Corp.* 30 1,309
44,787
Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.* 31 176
Advanced Energy Industries,
Inc. 49 5,624
Aeva Technologies, Inc.* 30 548
Arlo Technologies, Inc.* 129 1,847
Badger Meter, Inc. 39 9,681
Bel Fuse, Inc., Class
a
A 2 127
Bel Fuse, Inc., Class
a
B 14 1,033
Belden, Inc. 53 5,629
Benchmark Electronics, Inc. 47 1,716
Climb Global Solutions, Inc. 6 661
CTS Corp. 40 1,628
Daktronics, Inc.* 54 801
ePlus, Inc.* 35 2,498
Evolv Technologies Holdings,
Inc.* 174 950
Fabrinet* 48 11,178
FARO Technologies, Inc.* 25 1,059
Insight Enterprises, Inc.* 36 4,694
Itron, Inc.* 59 6,820
Kimball Electronics, Inc.* 32 579
Knowles Corp.* 114 1,871
Lightwave Logic, Inc.* 161 158
Methode Electronics, Inc. 46 366
MicroVision, Inc.* 277 305

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HDG
::
Investments
Shares Value
Common Stocks (continued)
Mirion Technologies, Inc.,
Class
a
A* 272 $ 5,195
Napco Security Technologies,
Inc. 46 1,283
nLight, Inc.* 61 923
Novanta, Inc.* 47 5,820
OSI Systems, Inc.* 21 4,601
Ouster, Inc.* 63 770
PAR Technology Corp.* 44 2,885
PC Connection, Inc. 15 981
Plexus Corp.* 35 4,594
Powerfleet, Inc.* 131 596
Richardson Electronics Ltd. 16 143
Rogers Corp.* 25 1,664
Sanmina Corp.* 71 6,013
ScanSource, Inc.* 31 1,252
SmartRent, Inc., Class
a
A* 240 203
TTM Technologies, Inc.* 133 3,971
Vishay Intertechnology, Inc. 164 2,307
Vishay Precision Group, Inc.* 16 411
103,561
Energy Equipment & Services — 0.2%
Archrock, Inc. 219 5,453
Aris Water Solutions, Inc.,
Class
a
A 35 771
Atlas Energy Solutions, Inc.,
Class
a
A 98 1,191
Borr Drilling Ltd. 312 546
Bristow Group, Inc., Class
a
A* 32 936
Cactus, Inc., Class
a
A 88 3,608
ChampionX Corp. 251 6,042
Core Laboratories, Inc. 62 666
DMC Global, Inc.* 26 168
Drilling Tools International
Corp.* 16 42
Expro Group Holdings NV* 124 1,032
Flowco Holdings, Inc., Class
a
A 26 447
Forum Energy Technologies,
Inc.* 15 221
Geospace Technologies Corp.* 16 93
Helix Energy Solutions Group,
Inc.* 189 1,170
Helmerich & Payne, Inc. 129 1,967
Innovex International, Inc.* 47 649
Kodiak Gas Services, Inc. 59 2,083
Liberty Energy, Inc., Class
a
A 208 2,411
Mammoth Energy Services,
Inc.* 32 84
Nabors Industries Ltd.* 12 310
Natural Gas Services Group,
Inc.* 14 336
Noble Corp. plc 175 4,335
NPK International, Inc.* 111 898
Oceaneering International, Inc.* 133 2,536
Oil States International, Inc.* 79 344
Patterson-UTI Energy, Inc. 512 2,826
ProFrac Holding Corp.,
Class
a
A* 29 242
ProPetro Holding Corp.* 114 616
Investments
Shares Value
Common Stocks (continued)
Ranger Energy Services, Inc.,
Class
a
A 21 $ 224
RPC, Inc. 112 497
SEACOR Marine Holdings, Inc.* 32 171
Seadrill Ltd.* 86 1,995
Select Water Solutions, Inc.,
Class
a
A 120 965
Solaris Energy Infrastructure,
Inc., Class
a
A 40 1,097
TETRA Technologies, Inc.* 165 442
Tidewater, Inc.* 64 2,541
Transocean Ltd.* 959 2,388
Valaris Ltd.* 81 3,047
55,390
Entertainment — 0.1%
AMC Entertainment Holdings,
Inc., Class
a
A* 531 1,890
Atlanta Braves Holdings, Inc.,
Class
a
A* 13 565
Atlanta Braves Holdings, Inc.,
Class
a
C* 66 2,680
Cinemark Holdings, Inc. 145 4,897
Eventbrite, Inc., Class
a
A* 105 248
Golden Matrix Group, Inc.* 28 52
IMAX Corp.* 56 1,560
Lionsgate Studios Corp.* 251 1,815
LiveOne, Inc.* 96 71
Madison Square Garden
Entertainment Corp., Class
a
A* 52 1,930
Marcus Corp. (The) 31 573
Playstudios, Inc.* 116 155
Reservoir Media, Inc.* 26 203
Sphere Entertainment Co.* 36 1,357
Starz Entertainment Corp. 17 356
Vivid Seats, Inc., Class
a
A* 101 158
18,510
Financial Services — 0.5%
Acacia Research Corp.* 48 179
Alerus Financial Corp. 30 630
AvidXchange Holdings, Inc.* 228 2,232
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 36 1,477
Burford Capital Ltd. 263 3,382
Cannae Holdings, Inc. 74 1,380
Cantaloupe, Inc.* 77 644
Cass Information Systems, Inc. 18 761
Compass Diversified Holdings 88 591
Enact Holdings, Inc. 37 1,310
Essent Group Ltd. 137 7,946
EVERTEC, Inc. 84 3,043
Federal Agricultural Mortgage
Corp., Class
a
C 12 2,237
Flywire Corp.* 159 1,709
HA Sustainable Infrastructure
Capital, Inc. 154 3,858
International Money Express,
Inc.* 40 441
Jackson Financial, Inc., Class
a
A 96 7,863

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
HDG
::
Investments
Shares Value
Common Stocks (continued)
Marqeta, Inc., Class
a
A* 616 $ 3,314
Merchants Bancorp 24 768
Mr Cooper Group, Inc.* 83 10,751
NCR Atleos Corp.* 95 2,518
NewtekOne, Inc. 33 358
NMI Holdings, Inc., Class
a
A* 103 4,091
Onity Group, Inc.* 8 296
Pagseguro Digital Ltd., Class
a
A 242 2,156
Payoneer Global, Inc.* 356 2,424
Paysafe Ltd.* 42 519
Paysign, Inc.* 44 196
PennyMac Financial Services,
Inc. 35 3,360
Priority Technology Holdings,
Inc.* 29 247
Radian Group, Inc. 196 6,693
Remitly Global, Inc.* 196 4,187
Repay Holdings Corp., Class
a
A* 114 548
Sezzle, Inc.* 18 1,921
StoneCo Ltd., Class
a
A* 376 5,132
SWK Holdings Corp. 4 56
Velocity Financial, Inc.* 12 201
Walker & Dunlop, Inc. 42 2,877
Waterstone Financial, Inc. 21 271
92,567
Food Products — 0.1%
Alico, Inc. 9 290
B&G Foods, Inc. 102 429
Beyond Meat, Inc.* 79 231
BRC, Inc., Class
a
A* 69 124
Calavo Growers, Inc. 22 606
Cal-Maine Foods, Inc. 58 5,564
Dole plc 99 1,402
Forafric Global plc* 7 54
Fresh Del Monte Produce, Inc. 44 1,554
Hain Celestial Group, Inc. (The)* 118 221
J & J Snack Foods Corp. 20 2,303
John B Sanfilippo & Son, Inc. 12 746
Lancaster Colony Corp. 26 4,352
Lifeway Foods, Inc.* 6 136
Limoneira Co. 22 347
Mama's Creations, Inc.* 43 357
Mission Produce, Inc.* 57 637
Seneca Foods Corp., Class
a
A* 6 566
Simply Good Foods Co. (The)* 121 4,176
SunOpta, Inc.* 124 774
TreeHouse Foods, Inc.* 61 1,370
Utz Brands, Inc. 87 1,151
Vital Farms, Inc.* 45 1,433
Westrock Coffee Co.* 47 323
WK Kellogg Co. 86 1,455
30,601
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 158 6,252
Chesapeake Utilities Corp. 30 3,666
New Jersey Resources Corp. 131 6,012
Northwest Natural Holding Co. 53 2,171
Investments
Shares Value
Common Stocks (continued)
ONE Gas, Inc. 74 $ 5,532
RGC Resources, Inc. 11 226
Southwest Gas Holdings, Inc. 80 5,746
Spire, Inc. 75 5,646
35,251
Ground Transportation — 0.0%(a)
ArcBest Corp. 31 1,943
Covenant Logistics Group, Inc.,
Class
a
A 21 477
FTAI Infrastructure, Inc. 132 807
Heartland Express, Inc. 61 546
Hertz Global Holdings, Inc.* 161 1,055
Marten Transport Ltd. 76 991
PAMT Corp.* 8 100
Proficient Auto Logistics, Inc.* 28 226
RXO, Inc.* 210 3,261
Universal Logistics Holdings,
Inc. 9 217
Werner Enterprises, Inc. 81 2,102
11,725
Health Care Equipment & Supplies — 0.5%
Accuray, Inc.* 127 194
Alphatec Holdings, Inc.* 137 1,703
AngioDynamics, Inc.* 51 520
Anteris Technologies Global
Corp.* 20 85
Artivion, Inc.* 52 1,538
AtriCure, Inc.* 62 2,143
Avanos Medical, Inc.* 60 754
Axogen, Inc.* 56 610
Beta Bionics, Inc.* 17 293
Bioventus, Inc., Class
a
A* 50 324
Ceribell, Inc.* 16 269
Cerus Corp.* 237 301
CONMED Corp. 41 2,327
CVRx, Inc.* 20 133
Embecta Corp. 76 800
Fractyl Health, Inc.* 45 86
Glaukos Corp.* 64 6,035
Haemonetics Corp.* 65 4,401
ICU Medical, Inc.* 28 3,776
Inmode Ltd.* 86 1,261
Inogen, Inc.* 32 206
Integer Holdings Corp.* 44 5,225
Integra LifeSciences Holdings
Corp.* 89 1,127
iRadimed Corp. 11 637
iRhythm Technologies, Inc.* 41 5,761
Lantheus Holdings, Inc.* 91 6,876
LeMaitre Vascular, Inc. 27 2,219
LivaNova plc* 72 3,114
Merit Medical Systems, Inc.* 75 7,127
Neogen Corp.* 287 1,682
NeuroPace, Inc.* 19 251
Novocure Ltd.* 140 2,675
Omnicell, Inc.* 60 1,822
OraSure Technologies, Inc.* 95 274

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
HDG
::
Investments
Shares Value
Common Stocks (continued)
Orchestra BioMed Holdings,
Inc.* 32 $ 91
Orthofix Medical, Inc.* 45 506
OrthoPediatrics Corp.* 22 439
PROCEPT BioRobotics Corp.* 59 3,422
Pulmonx Corp.* 51 173
Pulse Biosciences, Inc.* 24 415
RxSight, Inc.* 48 734
Sanara Medtech, Inc.* 5 145
Semler Scientific, Inc.* 9 360
SI-BONE, Inc.* 54 1,021
Sight Sciences, Inc.* 47 173
STAAR Surgical Co.* 65 1,158
Stereotaxis, Inc.* 74 158
Surmodics, Inc.* 18 522
Tactile Systems Technology,
Inc.* 31 306
Tandem Diabetes Care, Inc.* 86 1,705
TransMedics Group, Inc.* 43 5,466
Treace Medical Concepts, Inc.* 64 367
UFP Technologies, Inc.* 10 2,342
Utah Medical Products, Inc. 4 220
Varex Imaging Corp.* 52 399
Zimvie, Inc.* 36 329
Zynex, Inc.* 20 47
87,047
Health Care Providers & Services — 0.5%
AdaptHealth Corp., Class
a
A* 134 1,203
Addus HomeCare Corp.* 23 2,551
agilon health, Inc.* 406 901
AirSculpt Technologies, Inc.* 17 75
Alignment Healthcare, Inc.* 132 2,029
AMN Healthcare Services, Inc.* 50 1,055
Ardent Health Partners, Inc.* 31 449
Astrana Health, Inc.* 57 1,413
Aveanna Healthcare Holdings,
Inc.* 69 368
BrightSpring Health Services,
Inc.* 72 1,714
Brookdale Senior Living, Inc.* 252 1,641
Castle Biosciences, Inc.* 35 559
Community Health Systems,
Inc.* 165 640
Concentra Group Holdings
Parent, Inc. 145 3,136
CorVel Corp.* 35 3,894
Cross Country Healthcare, Inc.* 41 540
DocGo, Inc.* 134 190
Enhabit, Inc.* 65 683
Ensign Group, Inc. (The) 73 10,750
Fulgent Genetics, Inc.* 27 559
GeneDx Holdings Corp.,
Class
a
A* 17 1,211
Guardant Health, Inc.* 157 6,377
HealthEquity, Inc.* 113 11,369
Hims & Hers Health, Inc.* 254 14,366
InfuSystem Holdings, Inc.* 26 150
Innovage Holding Corp.* 25 102
Joint Corp. (The)* 14 150
Investments
Shares Value
Common Stocks (continued)
LifeStance Health Group, Inc.* 183 $ 1,087
ModivCare, Inc.* 13 15
Nano-X Imaging Ltd.* 72 369
National HealthCare Corp. 16 1,666
National Research Corp. 20 270
NeoGenomics, Inc.* 168 1,223
OPKO Health, Inc.* 419 570
Option Care Health, Inc.* 226 7,386
Owens & Minor, Inc.* 99 653
PACS Group, Inc.* 52 516
Pediatrix Medical Group, Inc.* 113 1,599
Pennant Group, Inc. (The)* 43 1,235
Performant Healthcare, Inc.* 95 292
Privia Health Group, Inc.* 136 3,095
Progyny, Inc.* 98 2,107
Quipt Home Medical Corp.* 49 88
RadNet, Inc.* 87 5,002
Select Medical Holdings Corp. 142 2,171
Sonida Senior Living, Inc.* 6 146
Surgery Partners, Inc.* 101 2,385
Talkspace, Inc.* 162 517
US Physical Therapy, Inc. 20 1,500
Viemed Healthcare, Inc.* 45 299
102,266
Health Care REITs — 0.2%
American Healthcare REIT, Inc. 200 6,988
CareTrust REIT, Inc. 247 7,104
Community Healthcare Trust,
Inc., REIT 36 588
Diversified Healthcare Trust,
REIT 287 898
Global Medical REIT, Inc. 81 515
LTC Properties, Inc., REIT 59 2,088
National Health Investors, Inc.,
REIT 58 4,206
Sabra Health Care REIT, Inc. 311 5,436
Strawberry Fields REIT, Inc. 12 122
Universal Health Realty Income
Trust, REIT 17 675
28,620
Health Care Technology — 0.0%(a)
Definitive Healthcare Corp.,
Class
a
A* 69 228
Evolent Health, Inc., Class
a
A* 152 1,132
Health Catalyst, Inc.* 79 300
HealthStream, Inc. 32 897
LifeMD, Inc.* 48 586
OptimizeRx Corp.* 23 279
Phreesia, Inc.* 74 1,812
Schrodinger, Inc.* 73 1,578
Simulations Plus, Inc. 21 669
Teladoc Health, Inc.* 226 1,564
Waystar Holding Corp.* 120 4,798
13,843
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 300 3,477

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
HDG
::
Investments
Shares Value
Common Stocks (continued)
Braemar Hotels & Resorts, Inc.,
REIT 87 $ 198
Chatham Lodging Trust, REIT 63 449
DiamondRock Hospitality Co.,
REIT 272 2,078
Pebblebrook Hotel Trust, REIT 157 1,441
RLJ Lodging Trust, REIT 197 1,438
Ryman Hospitality Properties,
Inc., REIT 77 7,477
Service Properties Trust, REIT 217 503
Summit Hotel Properties, Inc.,
REIT 138 604
Sunstone Hotel Investors, Inc.,
REIT 264 2,365
Xenia Hotels & Resorts, Inc.,
REIT 134 1,639
21,669
Hotels, Restaurants & Leisure — 0.3%
Accel Entertainment, Inc.,
Class
a
A* 71 797
Biglari Holdings, Inc., Class
a
B* 1 247
BJ's Restaurants, Inc.* 24 1,071
Bloomin' Brands, Inc. 101 771
Brinker International, Inc.* 58 10,013
Cheesecake Factory, Inc. (The) 63 3,476
Cracker Barrel Old Country
Store, Inc. 29 1,666
Dave & Buster's Entertainment,
Inc.* 41 900
Denny's Corp.* 66 252
Dine Brands Global, Inc. 20 481
El Pollo Loco Holdings, Inc.* 34 357
Everi Holdings, Inc.* 107 1,510
First Watch Restaurant Group,
Inc.* 50 772
Full House Resorts, Inc.* 44 140
Global Business Travel Group I* 165 1,031
Golden Entertainment, Inc. 25 713
Hilton Grand Vacations, Inc.* 91 3,473
Inspired Entertainment, Inc.* 29 227
International Game Technology
plc 150 2,206
Jack in the Box, Inc. 25 474
Krispy Kreme, Inc. 112 324
Kura Sushi USA, Inc., Class
a
A* 9 595
Life Time Group Holdings, Inc.* 111 3,175
Lindblad Expeditions Holdings,
Inc.* 47 493
Monarch Casino & Resort, Inc. 17 1,424
Nathan's Famous, Inc. 4 428
ONE Group Hospitality, Inc.
(The)* 27 93
Papa John's International, Inc. 44 1,991
PlayAGS, Inc.* 53 648
Portillo's, Inc., Class
a
A* 72 864
Potbelly Corp.* 36 384
RCI Hospitality Holdings, Inc. 11 442
Red Rock Resorts, Inc., Class
a
A 65 3,125
Rush Street Interactive, Inc.* 100 1,269
Sabre Corp.* 503 1,268
Investments
Shares Value
Common Stocks (continued)
Shake Shack, Inc., Class
a
A* 50 $ 6,489
Six Flags Entertainment Corp. 122 4,094
Super Group SGHC Ltd. 197 1,722
Sweetgreen, Inc., Class
a
A* 134 1,798
Target Hospitality Corp.* 43 314
United Parks & Resorts, Inc.* 41 1,836
Xponential Fitness, Inc.,
Class
a
A* 32 288
63,641
Household Durables — 0.2%
Beazer Homes USA, Inc.* 38 780
Cavco Industries, Inc.* 11 4,770
Century Communities, Inc. 36 1,867
Champion Homes, Inc.* 71 4,643
Cricut, Inc., Class
a
A 62 376
Dream Finders Homes, Inc.,
Class
a
A* 37 772
Ethan Allen Interiors, Inc. 30 784
Flexsteel Industries, Inc. 6 182
GoPro, Inc., Class
a
A* 168 111
Green Brick Partners, Inc.* 41 2,396
Hamilton Beach Brands Holding
Co., Class
a
A 11 201
Helen of Troy Ltd.* 30 807
Hooker Furnishings Corp. 14 137
Hovnanian Enterprises, Inc.,
Class
a
A* 7 632
Installed Building Products, Inc. 31 4,944
iRobot Corp.* 40 123
KB Home 84 4,333
Landsea Homes Corp.* 38 428
La-Z-Boy, Inc. 55 2,304
Legacy Housing Corp.* 15 334
LGI Homes, Inc.* 27 1,353
Lifetime Brands, Inc. 16 53
Lovesac Co. (The)* 19 364
M/I Homes, Inc.* 35 3,731
Meritage Homes Corp. 94 5,979
Purple Innovation, Inc., Class
a
A* 75 60
Sonos, Inc.* 158 1,624
Taylor Morrison Home Corp.,
Class
a
A* 135 7,598
Traeger, Inc.* 45 62
Tri Pointe Homes, Inc.* 121 3,567
United Homes Group, Inc.* 11 33
55,348
Household Products — 0.1%
Central Garden & Pet Co.* 12 433
Central Garden & Pet Co.,
Class
a
A* 67 2,142
Energizer Holdings, Inc. 95 2,213
Oil-Dri Corp. of America 13 652
WD-40 Co. 18 4,385
9,825
Independent Power and Renewable Electricity Producers — 0.0%(a)
Montauk Renewables, Inc.* 87 160
Ormat Technologies, Inc. 76 5,649

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
HDG
::
Investments
Shares Value
Common Stocks (continued)
Sunnova Energy International,
Inc.* 143 $ 31
5,840
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 34 970
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 86 283
Innovative Industrial Properties,
Inc., REIT 37 2,043
LXP Industrial Trust, REIT 382 3,278
Plymouth Industrial REIT, Inc. 53 859
Terreno Realty Corp., REIT 130 7,335
13,798
Insurance — 0.4%
Ambac Financial Group, Inc.* 60 470
American Coastal Insurance
Corp. 32 346
AMERISAFE, Inc. 25 1,187
Baldwin Insurance Group, Inc.
(The), Class
a
A* 89 3,429
Bowhead Specialty Holdings,
Inc.* 21 783
CNO Financial Group, Inc. 134 5,087
Crawford & Co., Class
a
A 20 208
Donegal Group, Inc., Class
a
A 21 424
Employers Holdings, Inc. 32 1,557
Enstar Group Ltd.* 17 5,695
F&G Annuities & Life, Inc. 24 767
Fidelis Insurance Holdings Ltd. 65 1,136
Genworth Financial, Inc.,
Class
a
A* 557 3,927
GoHealth, Inc., Class
a
A* 6 33
Goosehead Insurance, Inc.,
Class
a
A 30 3,248
Greenlight Capital Re Ltd.,
Class
a
A* 36 520
Hamilton Insurance Group Ltd.,
Class
a
B* 54 1,175
HCI Group, Inc. 11 1,856
Heritage Insurance Holdings,
Inc.* 30 734
Hippo Holdings, Inc.* 26 613
Horace Mann Educators Corp. 54 2,345
Investors Title Co. 2 468
James River Group Holdings
Ltd. 49 285
Kestrel Group Ltd. 5 127
Kingsway Financial Services,
Inc.* 17 219
Lemonade, Inc.* 69 2,312
MBIA, Inc.* 59 260
Mercury General Corp. 35 2,257
NI Holdings, Inc.* 10 133
Oscar Health, Inc., Class
a
A* 269 3,712
Palomar Holdings, Inc.* 34 5,830
ProAssurance Corp.* 67 1,554
Investments
Shares Value
Common Stocks (continued)
Root, Inc., Class
a
A* 11 $ 1,441
Safety Insurance Group, Inc. 19 1,561
Selective Insurance Group, Inc. 80 7,042
Selectquote, Inc.* 179 388
SiriusPoint Ltd.* 124 2,429
Skyward Specialty Insurance
Group, Inc.* 49 3,104
Stewart Information Services
Corp. 36 2,172
Tiptree, Inc., Class
a
A 33 732
Trupanion, Inc.* 43 2,029
United Fire Group, Inc. 28 797
Universal Insurance Holdings,
Inc. 31 841
75,233
Interactive Media & Services — 0.0%(a)
Bumble, Inc., Class
a
A* 108 607
Cargurus, Inc., Class
a
A* 114 3,573
Cars.com, Inc.* 85 871
EverQuote, Inc., Class
a
A* 33 761
fuboTV, Inc.* 437 1,599
Getty Images Holdings, Inc.* 132 235
Grindr, Inc.* 32 781
MediaAlpha, Inc., Class
a
A* 40 408
Nextdoor Holdings, Inc.* 226 346
Outbrain, Inc.* 51 132
QuinStreet, Inc.* 71 1,084
Shutterstock, Inc. 32 590
System1, Inc.* 32 11
TrueCar, Inc.* 107 155
Vimeo, Inc.* 191 833
Webtoon Entertainment, Inc.* 20 176
Yelp, Inc., Class
a
A* 84 3,206
Ziff Davis, Inc.* 55 1,784
ZipRecruiter, Inc., Class
a
A* 92 549
17,701
IT Services — 0.0%(a)
Applied Digital Corp.* 261 1,783
ASGN, Inc.* 57 3,010
Backblaze, Inc., Class
a
A* 60 342
BigBear.ai Holdings, Inc.* 136 566
BigCommerce Holdings, Inc.,
Series 1* 94 474
Couchbase, Inc.* 53 958
DigitalOcean Holdings, Inc.* 87 2,462
Fastly, Inc., Class
a
A* 174 1,267
Grid Dynamics Holdings, Inc.* 81 1,015
Hackett Group, Inc. (The) 33 809
Information Services Group,
Inc. 47 222
Rackspace Technology, Inc.* 89 101
Tucows, Inc., Class
a
A* 10 194
Unisys Corp.* 87 415
13,618
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 37 2,525
Clarus Corp. 40 127

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
HDG
::
Investments
Shares Value
Common Stocks (continued)
Escalade, Inc. 13 $ 193
Funko, Inc., Class
a
A* 42 176
JAKKS Pacific, Inc. 11 221
Johnson Outdoors, Inc.,
Class
a
A 6 163
Latham Group, Inc.* 53 299
Malibu Boats, Inc., Class
a
A* 26 784
Marine Products Corp. 12 100
MasterCraft Boat Holdings,
Inc.* 22 374
Outdoor Holding Co.* 118 171
Peloton Interactive, Inc.,
Class
a
A* 463 3,287
Smith & Wesson Brands, Inc. 58 552
Sturm Ruger & Co., Inc. 22 796
Topgolf Callaway Brands Corp.* 186 1,179
10,947
Life Sciences Tools & Services — 0.0%(a)
Adaptive Biotechnologies
Corp.* 152 1,447
Akoya Biosciences, Inc.* 35 44
BioLife Solutions, Inc.* 47 1,028
Codexis, Inc.* 106 244
CryoPort, Inc.* 57 343
Cytek Biosciences, Inc.* 157 435
Harvard Bioscience, Inc.* 54 25
Lifecore Biomedical, Inc.* 33 223
Maravai LifeSciences Holdings,
Inc., Class
a
A* 145 326
MaxCyte, Inc.* 139 331
Mesa Laboratories, Inc. 7 704
Nautilus Biotechnology, Inc.,
Class
a
A* 64 48
Niagen Bioscience, Inc.* 65 703
OmniAb, Inc.* 125 159
Pacific Biosciences of
California, Inc.* 360 347
Quanterix Corp.* 47 244
Quantum-Si, Inc.* 158 265
Standard BioTools, Inc.* 388 392
7,308
Machinery — 0.5%
374Water, Inc.* 86 37
3D Systems Corp.* 170 263
Alamo Group, Inc. 13 2,575
Albany International Corp.,
Class
a
A 41 2,709
Astec Industries, Inc. 30 1,179
Atmus Filtration Technologies,
Inc. 110 3,962
Blue Bird Corp.* 42 1,625
Chart Industries, Inc.* 57 8,941
Columbus McKinnon Corp. 37 539
Commercial Vehicle Group,
Inc.* 44 57
Douglas Dynamics, Inc. 30 825
Eastern Co. (The) 7 157
Energy Recovery, Inc.* 75 946
Investments
Shares Value
Common Stocks (continued)
Enerpac Tool Group Corp.,
Class
a
A 71 $ 3,044
Enpro, Inc. 28 5,184
ESCO Technologies, Inc. 34 6,162
Federal Signal Corp. 79 7,432
Franklin Electric Co., Inc. 60 5,183
Gencor Industries, Inc.* 14 193
Gorman-Rupp Co. (The) 28 1,022
Graham Corp.* 13 513
Greenbrier Cos., Inc. (The) 40 1,803
Helios Technologies, Inc. 44 1,334
Hillenbrand, Inc. 92 1,798
Hillman Solutions Corp.* 258 1,868
Hyster-Yale, Inc. 15 602
JBT Marel Corp. 62 7,118
Kadant, Inc. 15 4,709
Kennametal, Inc. 102 2,196
L B Foster Co., Class
a
A* 12 227
Lindsay Corp. 14 1,952
Luxfer Holdings plc 35 400
Manitowoc Co., Inc. (The)* 45 473
Mayville Engineering Co., Inc.* 17 268
Miller Industries, Inc. 15 680
Mueller Industries, Inc. 147 11,447
Mueller Water Products, Inc.,
Class
a
A 204 5,004
NN, Inc.* 61 125
Omega Flex, Inc. 5 164
Park-Ohio Holdings Corp. 12 220
Proto Labs, Inc.* 32 1,183
REV Group, Inc. 68 2,549
Shyft Group, Inc. (The) 44 462
SPX Technologies, Inc.* 59 8,973
Standex International Corp. 15 2,264
Taylor Devices, Inc.* 4 148
Tennant Co. 25 1,860
Terex Corp. 88 3,961
Titan International, Inc.* 66 478
Trinity Industries, Inc. 107 2,754
Twin Disc, Inc. 15 109
Wabash National Corp. 56 486
Watts Water Technologies, Inc.,
Class
a
A 36 8,716
Worthington Enterprises, Inc. 41 2,415
131,294
Marine Transportation — 0.0%(a)
Costamare Bulkers Holdings
Ltd.* 11 103
Costamare, Inc. 56 480
Genco Shipping & Trading Ltd. 55 728
Golden Ocean Group Ltd. 160 1,232
Himalaya Shipping Ltd. 39 233
Matson, Inc. 43 4,853
Pangaea Logistics Solutions
Ltd. 48 216
Safe Bulkers, Inc. 79 300
8,145

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
HDG
::
Investments
Shares Value
Common Stocks (continued)
Media — 0.0%(a)
Advantage Solutions, Inc.* 139 $ 165
AMC Networks, Inc., Class
a
A* 42 278
Boston Omaha Corp., Class
a
A* 32 470
Cable One, Inc. 7 1,024
Cardlytics, Inc.* 56 101
Clear Channel Outdoor
Holdings, Inc.* 464 497
EchoStar Corp., Class
a
A* 160 2,837
Emerald Holding, Inc. 20 92
Entravision Communications
Corp., Class
a
A 81 168
EW Scripps Co. (The), Class
a
A* 81 180
Gambling.com Group Ltd.* 21 248
Gannett Co., Inc.* 187 662
Gray Media, Inc. 112 445
Ibotta, Inc., Class
a
A* 21 1,050
iHeartMedia, Inc., Class
a
A* 138 181
Integral Ad Science Holding
Corp.* 96 781
John Wiley & Sons, Inc.,
Class
a
A 52 2,034
Magnite, Inc.* 165 2,699
National CineMedia, Inc. 92 501
PubMatic, Inc., Class
a
A* 52 608
Scholastic Corp. 31 535
Sinclair, Inc. 42 589
Stagwell, Inc., Class
a
A* 116 517
TechTarget, Inc.* 35 283
TEGNA, Inc. 212 3,545
Thryv Holdings, Inc.* 50 665
Townsquare Media, Inc.,
Class
a
A 17 117
WideOpenWest, Inc.* 66 278
21,550
Metals & Mining — 0.3%
Alpha Metallurgical Resources,
Inc.* 14 1,569
Caledonia Mining Corp. plc 22 376
Carpenter Technology Corp. 63 14,805
Century Aluminum Co.* 69 1,069
Coeur Mining, Inc.* 822 6,642
Commercial Metals Co. 150 6,988
Compass Minerals
International, Inc.* 45 864
Constellium SE, Class
a
A* 170 2,064
Contango ORE, Inc.* 14 272
Critical Metals Corp.* 11 15
Dakota Gold Corp.* 92 282
Hecla Mining Co. 785 4,035
i-80 Gold Corp.* 416 209
Ivanhoe Electric, Inc.* 110 808
Kaiser Aluminum Corp. 21 1,524
Lifezone Metals Ltd.* 48 192
MAC Copper Ltd., Class
a
A* 71 863
Materion Corp. 27 2,091
Metallus, Inc.* 54 682
Novagold Resources, Inc.* 321 1,149
Investments
Shares Value
Common Stocks (continued)
Olympic Steel, Inc. 13 $ 385
Perpetua Resources Corp.* 55 765
Piedmont Lithium, Inc.* 24 148
Radius Recycling, Inc., Class
a
A 35 1,036
Ramaco Resources, Inc.,
Class
a
A 34 307
Ramaco Resources, Inc.,
Class
a
B 7 55
Ryerson Holding Corp. 35 727
SSR Mining, Inc.* 267 3,159
SunCoke Energy, Inc. 110 895
Tredegar Corp.* 35 293
Warrior Met Coal, Inc. 68 3,091
Worthington Steel, Inc. 43 1,071
58,431
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
Advanced Flower Capital, Inc. 24 119
AG Mortgage Investment Trust,
Inc. 38 264
Angel Oak Mortgage REIT, Inc. 16 146
Apollo Commercial Real Estate
Finance, Inc. 182 1,789
Arbor Realty Trust, Inc. 242 2,318
Ares Commercial Real Estate
Corp. 70 323
ARMOUR Residential REIT, Inc. 74 1,200
Blackstone Mortgage Trust,
Inc., Class
a
A 228 4,307
BrightSpire Capital, Inc.,
Class
a
A 170 860
Chicago Atlantic Real Estate
Finance, Inc. 23 335
Chimera Investment Corp. 107 1,410
Claros Mortgage Trust, Inc. 113 290
Dynex Capital, Inc. 111 1,336
Ellington Financial, Inc. 116 1,458
Franklin BSP Realty Trust, Inc. 108 1,191
Granite Point Mortgage Trust,
Inc. 65 168
Invesco Mortgage Capital, Inc. 80 590
KKR Real Estate Finance Trust,
Inc. 77 688
Ladder Capital Corp., Class
a
A 149 1,567
MFA Financial, Inc. 135 1,256
New York Mortgage Trust, Inc. 119 777
Nexpoint Real Estate Finance,
Inc. 11 162
Orchid Island Capital, Inc. 103 703
PennyMac Mortgage
Investment Trust 114 1,400
Ready Capital Corp. 212 948
Redwood Trust, Inc. 173 943
Seven Hills Realty Trust 17 200
Sunrise Realty Trust, Inc. 14 150
TPG RE Finance Trust, Inc. 78 599
Two Harbors Investment Corp. 136 1,440
28,937
Multi-Utilities — 0.0%(a)
Avista Corp. 104 4,005

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
HDG
::
Investments
Shares Value
Common Stocks (continued)
Black Hills Corp. 95 $ 5,555
Northwestern Energy Group,
Inc. 81 4,482
Unitil Corp. 21 1,151
15,193
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 223 943
City Office REIT, Inc. 51 249
COPT Defense Properties, REIT 148 4,063
Douglas Emmett, Inc., REIT 212 3,017
Easterly Government
Properties, Inc., Class
a
A, REIT 52 1,130
Empire State Realty Trust, Inc.,
Class
a
A, REIT 179 1,371
Franklin Street Properties
Corp., REIT 128 233
Hudson Pacific Properties, Inc.,
REIT 180 335
JBG SMITH Properties, REIT 107 1,830
NET Lease Office Properties,
REIT* 20 624
Orion Properties, Inc., REIT 74 141
Paramount Group, Inc., REIT 243 1,470
Peakstone Realty Trust, REIT 48 595
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 162 1,153
Postal Realty Trust, Inc.,
Class
a
A, REIT 29 401
SL Green Realty Corp., REIT 94 5,336
22,891
Oil, Gas & Consumable Fuels — 0.4%
Aemetis, Inc.* 48 82
Amplify Energy Corp.* 52 149
Ardmore Shipping Corp. 55 529
Berry Corp. 101 241
BKV Corp.* 19 408
California Resources Corp. 92 4,064
Centrus Energy Corp., Class
a
A* 19 2,411
Clean Energy Fuels Corp.* 224 401
CNX Resources Corp.* 192 6,198
Comstock Resources, Inc.* 121 2,819
Core Natural Resources, Inc. 69 4,782
Crescent Energy Co., Class
a
A 218 1,829
CVR Energy, Inc. 45 1,053
Delek US Holdings, Inc. 82 1,578
DHT Holdings, Inc. 177 2,050
Diversified Energy Co. plc(b) 62 866
Dorian LPG Ltd. 48 1,028
Empire Petroleum Corp.* 21 103
Encore Energy Corp.* 239 480
Energy Fuels, Inc.* 247 1,208
Evolution Petroleum Corp. 40 180
Excelerate Energy, Inc., Class
a
A 22 619
FLEX LNG Ltd. 40 956
FutureFuel Corp. 34 134
Golar LNG Ltd. 130 5,351
Granite Ridge Resources, Inc. 69 388
Green Plains, Inc.* 84 349
Investments
Shares Value
Common Stocks (continued)
Gulfport Energy Corp.* 17 $ 3,256
Hallador Energy Co.* 33 569
HighPeak Energy, Inc. 19 188
Infinity Natural Resources, Inc.,
Class
a
A* 17 284
International Seaways, Inc. 53 1,964
Kinetik Holdings, Inc., Class
a
A 50 2,227
Kosmos Energy Ltd.* 615 1,021
Magnolia Oil & Gas Corp.,
Class
a
A 228 4,902
Murphy Oil Corp. 182 3,809
NACCO Industries, Inc.,
Class
a
A 5 179
NextDecade Corp.* 152 1,259
Nordic American Tankers Ltd. 268 710
Northern Oil & Gas, Inc. 129 3,429
Par Pacific Holdings, Inc.* 71 1,533
PBF Energy, Inc., Class
a
A 132 2,515
Peabody Energy Corp. 161 2,119
Prairie Operating Co.* 6 23
PrimeEnergy Resources Corp.* 1 193
REX American Resources
Corp.* 20 843
Riley Exploration Permian, Inc. 15 385
Ring Energy, Inc.* 195 144
Sable Offshore Corp.* 66 1,899
SandRidge Energy, Inc. 42 412
Scorpio Tankers, Inc. 59 2,345
SFL Corp. Ltd. 172 1,476
Sitio Royalties Corp., Class
a
A 104 1,775
SM Energy Co. 150 3,513
Talos Energy, Inc.* 191 1,536
Teekay Corp. Ltd. 72 608
Teekay Tankers Ltd., Class
a
A 32 1,414
Uranium Energy Corp.* 541 3,208
Ur-Energy, Inc.* 465 380
VAALCO Energy, Inc. 137 434
Verde Clean Fuels, Inc.* 4 14
Vital Energy, Inc.* 38 565
Vitesse Energy, Inc. 34 712
W&T Offshore, Inc. 130 192
World Kinect Corp. 75 2,054
94,345
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 21 605
Sylvamo Corp. 46 2,437
3,042
Passenger Airlines — 0.0%(a)
Allegiant Travel Co.* 20 1,112
Blade Air Mobility, Inc.* 77 269
Frontier Group Holdings, Inc.* 55 221
JetBlue Airways Corp.* 411 2,076
Joby Aviation, Inc.* 568 4,442
SkyWest, Inc.* 52 5,275
Sun Country Airlines Holdings,
Inc.* 52 602
Wheels Up Experience, Inc.* 118 155
14,152

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
HDG
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 98 $ 160
Edgewell Personal Care Co. 63 1,740
Herbalife Ltd.* 133 1,039
Honest Co., Inc. (The)* 109 548
Interparfums, Inc. 24 3,269
Medifast, Inc.* 14 197
Nature's Sunshine Products,
Inc.* 17 263
Nu Skin Enterprises, Inc.,
Class
a
A 65 561
Olaplex Holdings, Inc.* 182 240
USANA Health Sciences, Inc.* 15 448
Waldencast plc, Class
a
A* 33 89
8,554
Pharmaceuticals — 0.2%
Alto Neuroscience, Inc.* 28 72
Alumis, Inc.* 75 263
Amneal Pharmaceuticals, Inc.* 209 1,530
Amphastar Pharmaceuticals,
Inc.* 50 1,286
ANI Pharmaceuticals, Inc.* 24 1,409
Aquestive Therapeutics, Inc.* 98 266
Arvinas, Inc.* 84 605
Atea Pharmaceuticals, Inc.* 101 300
Avadel Pharmaceuticals plc,
ADR* 121 1,102
Axsome Therapeutics, Inc.* 48 5,048
BioAge Labs, Inc.* 16 63
Biote Corp., Class
a
A* 35 121
Cassava Sciences, Inc.* 53 107
Collegium Pharmaceutical, Inc.* 42 1,224
Contineum Therapeutics, Inc.,
Class
a
A* 14 51
Corcept Therapeutics, Inc.* 106 8,221
CorMedix, Inc.* 80 971
Edgewise Therapeutics, Inc.* 97 1,385
Enliven Therapeutics, Inc.* 48 853
Esperion Therapeutics, Inc.* 248 211
Evolus, Inc.* 73 671
EyePoint Pharmaceuticals, Inc.* 86 623
Fulcrum Therapeutics, Inc.* 71 488
Harmony Biosciences Holdings,
Inc.* 50 1,725
Harrow, Inc.* 40 1,124
Innoviva, Inc.* 73 1,429
LENZ Therapeutics, Inc.* 17 496
Ligand Pharmaceuticals, Inc.* 24 2,453
Liquidia Corp.* 83 1,238
Lyra Therapeutics, Inc.* 1 5
Maze Therapeutics, Inc.* 12 120
MBX Biosciences, Inc.* 15 186
MediWound Ltd.* 12 264
Mind Medicine MindMed, Inc.* 97 704
Nektar Therapeutics, Class
a
A* 235 170
Neumora Therapeutics, Inc.* 112 80
Nuvation Bio, Inc.* 238 505
Ocular Therapeutix, Inc.* 208 1,666
Investments
Shares Value
Common Stocks (continued)
Omeros Corp.* 74 $ 229
Pacira BioSciences, Inc.* 60 1,550
Phathom Pharmaceuticals, Inc.* 52 221
Phibro Animal Health Corp.,
Class
a
A 27 659
Pliant Therapeutics, Inc.* 75 101
Prestige Consumer Healthcare,
Inc.* 65 5,569
Rapport Therapeutics, Inc.* 22 182
Scilex Holding Co.* 7 36
scPharmaceuticals, Inc.* 52 189
Septerna, Inc.* 24 222
SIGA Technologies, Inc. 61 365
Supernus Pharmaceuticals,
Inc.* 66 2,092
Tarsus Pharmaceuticals, Inc.* 49 2,105
Telomir Pharmaceuticals, Inc.* 25 49
Terns Pharmaceuticals, Inc.* 92 286
Theravance Biopharma, Inc.* 49 449
Third Harmonic Bio, Inc.* 29 151
Trevi Therapeutics, Inc.* 98 638
Ventyx Biosciences, Inc.* 80 136
Verrica Pharmaceuticals, Inc.* 53 26
Veru, Inc.* 174 88
WaVe Life Sciences Ltd.* 127 763
Xeris Biopharma Holdings, Inc.* 184 909
Zevra Therapeutics, Inc.* 71 607
56,657
Professional Services — 0.3%
Alight, Inc., Class
a
A 552 3,014
Asure Software, Inc.* 32 310
Barrett Business Services, Inc. 34 1,405
BlackSky Technology, Inc.* 34 380
CBIZ, Inc.* 63 4,551
Conduent, Inc.* 205 459
CRA International, Inc. 9 1,710
CSG Systems International, Inc. 38 2,510
DLH Holdings Corp.* 11 55
ExlService Holdings, Inc.* 207 9,520
Exponent, Inc. 66 5,038
First Advantage Corp.* 79 1,352
FiscalNote Holdings, Inc.* 97 58
Forrester Research, Inc.* 15 159
Franklin Covey Co.* 15 351
Heidrick & Struggles
International, Inc. 26 1,135
HireQuest, Inc. 7 70
Huron Consulting Group, Inc.* 23 3,285
IBEX Holdings Ltd.* 11 317
ICF International, Inc. 25 2,148
Innodata, Inc.* 36 1,421
Insperity, Inc. 47 3,042
Kelly Services, Inc., Class
a
A 41 481
Kforce, Inc. 24 979
Korn Ferry 67 4,557
Legalzoom.com, Inc.* 166 1,516
Maximus, Inc. 75 5,438
Mistras Group, Inc.* 28 211
NV5 Global, Inc.* 75 1,657

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
HDG
::
Investments
Shares Value
Common Stocks (continued)
Planet Labs PBC* 289 $ 1,110
Resolute Holdings
Management, Inc.* 3 103
Resources Connection, Inc. 43 224
Spire Global, Inc.* 29 301
TriNet Group, Inc. 42 3,495
TrueBlue, Inc.* 38 228
TTEC Holdings, Inc.* 26 128
Upwork, Inc.* 164 2,540
Verra Mobility Corp., Class
a
A* 217 5,132
Willdan Group, Inc.* 17 919
WNS Holdings Ltd.* 56 3,247
74,556
Real Estate Management & Development — 0.0%(a)
American Realty Investors, Inc.* 2 29
Anywhere Real Estate, Inc.* 129 450
Compass, Inc., Class
a
A* 484 2,860
Cushman & Wakefield plc* 301 3,019
eXp World Holdings, Inc. 108 920
Forestar Group, Inc.* 25 479
FRP Holdings, Inc.* 18 488
Kennedy-Wilson Holdings, Inc. 149 949
Marcus & Millichap, Inc. 31 893
Maui Land & Pineapple Co.,
Inc.* 10 159
Newmark Group, Inc., Class
a
A 173 1,905
Offerpad Solutions, Inc.* 14 14
Opendoor Technologies, Inc.* 842 549
RE/MAX Holdings, Inc.,
Class
a
A* 24 181
Real Brokerage, Inc. (The)* 132 544
Redfin Corp.* 160 1,598
RMR Group, Inc. (The), Class
a
A 20 302
St Joe Co. (The) 47 2,101
Star Holdings* 17 108
Stratus Properties, Inc.* 7 127
Tejon Ranch Co.* 28 467
Transcontinental Realty
Investors, Inc.* 2 79
18,221
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT 183 1,460
BRT Apartments Corp., REIT 15 236
Centerspace, REIT 22 1,403
Clipper Realty, Inc., REIT 16 61
Elme Communities, REIT 116 1,863
Independence Realty Trust,
Inc., REIT 297 5,521
NexPoint Residential Trust, Inc.,
REIT 29 986
UMH Properties, Inc., REIT 95 1,595
Veris Residential, Inc., REIT 103 1,566
14,691
Retail REITs — 0.2%
Acadia Realty Trust, REIT 154 2,966
Investments
Shares Value
Common Stocks (continued)
Alexander's, Inc., REIT 3 $ 676
CBL & Associates Properties,
Inc., REIT 29 731
Curbline Properties Corp., REIT 125 2,836
FrontView REIT, Inc. 19 219
Getty Realty Corp., REIT 66 1,931
InvenTrust Properties Corp.,
REIT 102 2,865
Kite Realty Group Trust, REIT 285 6,304
Macerich Co. (The), REIT 328 5,307
NETSTREIT Corp., REIT 108 1,739
Phillips Edison & Co., Inc., REIT 161 5,709
Saul Centers, Inc., REIT 14 472
SITE Centers Corp., REIT 62 739
Tanger, Inc., REIT 142 4,232
Urban Edge Properties, REIT 166 3,015
Whitestone REIT 65 801
40,542
Semiconductors & Semiconductor Equipment — 0.3%
ACM Research, Inc., Class
a
A* 68 1,533
Aehr Test Systems* 37 353
Alpha & Omega Semiconductor
Ltd.* 31 658
Ambarella, Inc.* 51 2,685
Axcelis Technologies, Inc.* 43 2,423
CEVA, Inc.* 31 582
Cohu, Inc.* 60 1,024
Credo Technology Group
Holding Ltd.* 186 11,339
Diodes, Inc.* 60 2,664
Everspin Technologies, Inc.* 26 146
FormFactor, Inc.* 102 3,045
GCT Semiconductor Holding,
Inc.* 10 10
Ichor Holdings Ltd.* 43 679
Impinj, Inc.* 30 3,423
indie Semiconductor, Inc.,
Class
a
A* 221 586
Kulicke & Soffa Industries, Inc. 69 2,218
MaxLinear, Inc., Class
a
A* 105 1,196
Navitas Semiconductor Corp.,
Class
a
A* 169 862
NVE Corp. 6 427
PDF Solutions, Inc.* 41 726
Penguin Solutions, Inc.* 68 1,208
Photronics, Inc.* 81 1,353
Power Integrations, Inc. 74 3,680
QuickLogic Corp.* 18 93
Rambus, Inc.* 140 7,486
Rigetti Computing, Inc.* 248 3,003
Semtech Corp.* 97 3,621
Silicon Laboratories, Inc.* 42 5,062
SiTime Corp.* 24 4,706
SkyWater Technology, Inc.* 36 325
Synaptics, Inc.* 52 3,055
Ultra Clean Holdings, Inc.* 58 1,123
Veeco Instruments, Inc.* 73 1,410
72,704

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
HDG
::
Investments
Shares Value
Common Stocks (continued)
Software — 0.8%
8x8, Inc.* 172 $ 282
A10 Networks, Inc. 93 1,605
ACI Worldwide, Inc.* 139 6,430
Adeia, Inc. 143 1,836
Agilysys, Inc.* 30 3,177
Airship AI Holdings, Inc.* 11 57
Alarm.com Holdings, Inc.* 62 3,559
Alkami Technology, Inc.* 80 2,291
Amplitude, Inc., Class
a
A* 103 1,276
Appian Corp., Class
a
A* 53 1,669
Arteris, Inc.* 38 295
Asana, Inc., Class
a
A* 107 1,916
AudioEye, Inc.* 11 134
Aurora Innovation, Inc.,
Class
a
A* 1,262 7,648
AvePoint, Inc.* 169 3,152
Bit Digital, Inc.* 164 387
Blackbaud, Inc.* 52 3,236
BlackLine, Inc.* 77 4,307
Blend Labs, Inc., Class
a
A* 315 1,153
Box, Inc., Class
a
A* 185 6,997
Braze, Inc., Class
a
A* 87 3,202
C3.ai, Inc., Class
a
A* 148 3,935
Cerence, Inc.* 56 477
Cipher Mining, Inc.* 266 830
Cleanspark, Inc.* 363 3,133
Clear Secure, Inc., Class
a
A 117 2,896
Clearwater Analytics Holdings,
Inc., Class
a
A* 260 6,006
Commvault Systems, Inc.* 57 10,440
Consensus Cloud Solutions,
Inc.* 24 527
Core Scientific, Inc.* 234 2,492
CS Disco, Inc.* 38 150
Daily Journal Corp.* 2 843
Digimarc Corp.* 20 262
Digital Turbine, Inc.* 128 604
Domo, Inc., Class
a
B* 46 584
D-Wave Quantum, Inc.* 240 3,919
E2open Parent Holdings, Inc.* 269 863
eGain Corp.* 23 124
EverCommerce, Inc.* 28 280
Freshworks, Inc., Class
a
A* 272 4,153
Hut 8 Corp.* 106 1,619
I3 Verticals, Inc., Class
a
A* 30 741
Intapp, Inc.* 70 3,858
InterDigital, Inc. 33 7,170
Jamf Holding Corp.* 109 1,144
Kaltura, Inc.* 128 271
Life360, Inc.* 14 890
LiveRamp Holdings, Inc.* 84 2,737
MARA Holdings, Inc.* 448 6,326
Meridianlink, Inc.* 43 718
Mitek Systems, Inc.* 59 554
N-able, Inc.* 95 740
NCR Voyix Corp.* 191 2,118
NextNav, Inc.* 105 1,318
Olo, Inc., Class
a
A* 140 1,219
Investments
Shares Value
Common Stocks (continued)
ON24, Inc.* 36 $ 205
OneSpan, Inc. 50 796
Ooma, Inc.* 33 450
Pagaya Technologies Ltd.,
Class
a
A* 47 773
PagerDuty, Inc.* 114 1,626
Porch Group, Inc.* 104 948
Progress Software Corp. 57 3,509
PROS Holdings, Inc.* 60 1,055
Q2 Holdings, Inc.* 77 6,739
Qualys, Inc.* 49 6,789
Rapid7, Inc.* 83 1,905
Red Violet, Inc. 15 728
Rekor Systems, Inc.* 97 112
ReposiTrak, Inc. 15 327
Rimini Street, Inc.* 70 213
Riot Platforms, Inc.* 409 3,301
Roadzen, Inc.* 54 53
Sapiens International Corp. NV 40 1,148
SEMrush Holdings, Inc.,
Class
a
A* 48 472
Silvaco Group, Inc.* 9 42
SoundHound AI, Inc., Class
a
A* 426 4,307
SoundThinking, Inc.* 13 202
Sprinklr, Inc., Class
a
A* 153 1,291
Sprout Social, Inc., Class
a
A* 66 1,441
SPS Commerce, Inc.* 50 7,038
Telos Corp.* 72 181
Tenable Holdings, Inc.* 157 5,059
Terawulf, Inc.* 352 1,243
Varonis Systems, Inc., Class
a
B* 145 6,914
Verint Systems, Inc.* 80 1,403
Vertex, Inc., Class
a
A* 73 2,889
Viant Technology, Inc., Class
a
A* 20 276
Weave Communications, Inc.* 53 511
WM Technology, Inc.* 113 118
Workiva, Inc., Class
a
A* 67 4,508
Xperi, Inc.* 59 460
Yext, Inc.* 140 939
Zeta Global Holdings Corp.,
Class
a
A* 235 3,088
201,609
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 58 657
Four Corners Property Trust,
Inc., REIT 127 3,507
Gladstone Land Corp., REIT 44 435
Outfront Media, Inc., REIT 191 3,155
PotlatchDeltic Corp., REIT 103 4,052
Safehold, Inc., REIT 68 1,025
Uniti Group, Inc., REIT 320 1,376
14,207
Specialty Retail — 0.3%
1-800-Flowers.com, Inc.,
Class
a
A* 33 162
Abercrombie & Fitch Co.,
Class
a
A* 65 5,102

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
HDG
::
Investments
Shares Value
Common Stocks (continued)
Academy Sports & Outdoors,
Inc. 89 $ 3,641
aka Brands Holding Corp.* 1 12
American Eagle Outfitters, Inc. 234 2,565
America's Car-Mart, Inc.* 10 498
Arhaus, Inc., Class
a
A* 67 602
Arko Corp. 106 454
Asbury Automotive Group, Inc.* 26 5,926
BARK, Inc.* 171 221
Beyond, Inc.* 60 385
Boot Barn Holdings, Inc.* 39 6,252
Buckle, Inc. (The) 41 1,747
Build-A-Bear Workshop, Inc. 16 817
Caleres, Inc. 43 578
Camping World Holdings, Inc.,
Class
a
A 74 1,203
Citi Trends, Inc.* 9 238
Designer Brands, Inc., Class
a
A 45 160
Destination XL Group, Inc.* 66 75
EVgo, Inc., Class
a
A* 163 644
Foot Locker, Inc.* 110 2,614
Genesco, Inc.* 14 304
Group 1 Automotive, Inc. 17 7,207
GrowGeneration Corp.* 74 80
Haverty Furniture Cos., Inc. 19 398
J Jill, Inc. 8 128
Lands' End, Inc.* 18 152
Leslie's, Inc.* 244 184
MarineMax, Inc.* 29 615
Monro, Inc. 39 598
National Vision Holdings, Inc.* 102 2,021
ODP Corp. (The)* 39 642
OneWater Marine, Inc., Class
a
A* 16 236
Petco Health & Wellness Co.,
Inc., Class
a
A* 112 411
RealReal, Inc. (The)* 133 751
Revolve Group, Inc., Class
a
A* 50 1,030
RumbleON, Inc., Class
a
B* 23 36
Sally Beauty Holdings, Inc.* 134 1,167
Shoe Carnival, Inc. 23 442
Signet Jewelers Ltd. 55 3,661
Sleep Number Corp.* 28 301
Sonic Automotive, Inc., Class
a
A 19 1,329
Stitch Fix, Inc., Class
a
A* 133 588
ThredUp, Inc., Class
a
A* 103 742
Tile Shop Holdings, Inc.* 38 242
Tilly's, Inc., Class
a
A* 19 27
Torrid Holdings, Inc.* 27 139
Upbound Group, Inc. 71 1,629
Urban Outfitters, Inc.* 83 5,802
Victoria's Secret & Co.* 103 2,185
Warby Parker, Inc., Class
a
A* 116 2,456
Winmark Corp. 4 1,699
Zumiez, Inc.* 20 250
71,348
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A* 32 439
Corsair Gaming, Inc.* 59 519
CPI Card Group, Inc.* 6 134
Investments
Shares Value
Common Stocks (continued)
Diebold Nixdorf, Inc.* 33 $ 1,590
Eastman Kodak Co.* 80 454
Immersion Corp. 40 301
IonQ, Inc.* 267 10,771
Turtle Beach Corp.* 21 241
Xerox Holdings Corp. 153 748
15,197
Textiles, Apparel & Luxury Goods — 0.0%(a)
Figs, Inc., Class
a
A* 171 744
G-III Apparel Group Ltd.* 51 1,482
Hanesbrands, Inc.* 464 2,297
Kontoor Brands, Inc. 72 4,939
Movado Group, Inc. 20 324
Oxford Industries, Inc. 19 1,020
Rocky Brands, Inc. 10 227
Steven Madden Ltd. 94 2,317
Superior Group of Cos., Inc. 17 168
Vera Bradley, Inc.* 32 65
Wolverine World Wide, Inc. 104 1,774
15,357
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 25 63
Turning Point Brands, Inc. 23 1,709
Universal Corp. 32 2,092
3,864
Trading Companies & Distributors — 0.3%
Alta Equipment Group, Inc. 35 166
Applied Industrial Technologies,
Inc. 51 11,553
BlueLinx Holdings, Inc.* 11 736
Boise Cascade Co. 51 4,431
Custom Truck One Source, Inc.* 65 279
Distribution Solutions Group,
Inc.* 14 381
DNOW, Inc.* 139 2,004
DXP Enterprises, Inc.* 16 1,323
EVI Industries, Inc. 9 167
FTAI Aviation Ltd. 134 15,698
GATX Corp. 47 7,484
Global Industrial Co. 18 469
GMS, Inc.* 51 3,862
Herc Holdings, Inc. 42 5,208
Hudson Technologies, Inc.* 58 415
Karat Packaging, Inc. 9 283
McGrath RentCorp 32 3,596
MRC Global, Inc.* 111 1,378
Rush Enterprises, Inc., Class
a
A 80 3,972
Rush Enterprises, Inc., Class
a
B 12 627
Titan Machinery, Inc.* 28 523
Transcat, Inc.* 12 1,049
Willis Lease Finance Corp. 4 537
Xometry, Inc., Class
a
A* 58 1,923
68,064
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 15 154

See accompanying notes to the financial statements.
MAY 31, 2025 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
HDG
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.0%(a)
American States Water Co. 50 $ 3,943
Cadiz, Inc.* 55 162
California Water Service Group 78 3,686
Consolidated Water Co. Ltd. 20 541
Global Water Resources, Inc. 15 152
H2O America 44 2,309
Middlesex Water Co. 23 1,333
Pure Cycle Corp.* 27 287
York Water Co. (The) 19 621
13,034
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 87 923
Spok Holdings, Inc. 24 389
Telephone and Data Systems,
Inc. 130 4,467
5,779
Total Common Stocks
(Cost $2,338,002)
3,218,613
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*(c) 39 —
Cartesian Therapeutics,
Inc., expiring 12/31/2049* 263 —
Chinook Therape, CVR* 118 —
Tobira Therapeutics, Inc.,
CVR* 10 —
Total Rights
(Cost $146) —
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (e)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 82 .4%
Repurchase Agreements (f) — 15 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,745,584
(Cost $3,744,291) $ 3,744,291
3,744,291
Investments
Principal
Amount Value
U.S. Treasury Obligations — 67 .1%
U.S. Treasury Bills
4.25%, 7/31/2025 (g)
(Cost $16,384,198) $ 16,500,000 $ 16,389,720
Total Short-Term Investments
(Cost $20,128,489) 20,134,011
Total Investments — 95.6%
(Cost $22,466,681) 23,352,668
Other assets less liabilities — 4.4% 1,066,092
Net Assets — 100.0% $ 24,418,760
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $44.
(e) Rate shown is the 7-day yield as of May 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,703,498
Aggregate gross unrealized depreciation (494,950)
Net unrealized appreciation $ 1,208,548
Federal income tax cost $ 22,559,755

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 58 6/16/2025 U.S. Dollar $ 4,120,538 $ (139,208)
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
33,061 11/6/2026
Societe
Generale 5.03%
Russell 2000
®
Total
Return Index (5,148)
555,699 11/6/2026
Societe
Generale 5.23%
S&P 500
®
Total
Return Index (28,378)
713,344 1/26/2026
Societe
Generale 5.13%
iShares
®
MSCI
Emerging Markets
ETF
f
124,155
2,016,830 11/6/2026
Societe
Generale 4.88%
iShares
®
MSCI EAFE
ETF
f
323,543
3,318,934 414,172 (267,030) (6,555) 140,587
59,922 11/6/2026 UBS AG 5.03%
Russell 2000
®
Total
Return Index (10,688)
852,858 11/6/2025 UBS AG 4.73%
iShares
®
MSCI
Emerging Markets
ETF
f
74,542
1,122,473 1/26/2026 UBS AG 4.73%
iShares
®
MSCI EAFE
ETF
f
76,817
2,035,253 140,671 — — 140,671
5,354,187 554,843
Total Unrealized
Appreciation
599,057
Total Unrealized
Depreciation
(44,214)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .0%
Aerospace & Defense — 2 .2%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a) $ 1,000,000 $ 1,017,114
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) 675,000 745,577
TransDigm, Inc.
6.38%, 3/1/2029 (a) 1,452,000 1,475,630
6.38%, 5/31/2033 (a) 500,000 493,447
3,731,768
Automobile Components — 0 .4%
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 736,667
Automobiles — 0 .2%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 403,921
Broadline Retail — 0 .1%
Saks Global Enterprises LLC
11.00%, 12/15/2029 (a) 416,000 188,240
Building Products — 4 .8%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 133,000 120,658
6.38%, 3/1/2034 (a) 971,000 967,073
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,290,000 1,303,514
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 1,321,000 1,342,232
6.75%, 3/1/2033 (a) 1,000,000 1,014,819
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 322,000 317,351
8.88%, 11/15/2031 (a) 628,000 644,666
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 2,076,000 1,948,450
3.38%, 1/15/2031 (a) 502,000 444,136
8,102,899
Capital Markets — 1 .5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 521,000 484,509
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 389,000 337,267
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 386,439
Jane Street Group
7.13%, 4/30/2031 (a) 709,000 740,838
6.13%, 11/1/2032 (a) 495,000 495,745
2,444,798
Investments
Principal
Amount Value
Corporate Bonds (continued)
Chemicals — 1 .8%
Celanese US Holdings LLC
6.41%, 7/15/2027 (b) $ 62,000 $ 63,552
6.75%, 4/15/2033 (c) 1,190,000 1,158,203
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 803,000 841,883
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 430,168
Tronox, Inc.
4.63%, 3/15/2029 (a) 572,000 481,298
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 12,000 10,573
2,985,677
Commercial Services & Supplies — 3 .4%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,223,000 1,170,712
7.88%, 2/15/2031 (a) 569,000 589,668
Garda World Security Corp.
8.38%, 11/15/2032 (a) 442,000 443,500
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 500,000 518,644
Madison IAQ LLC
5.88%, 6/30/2029 (a)(c) 532,000 514,727
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a) 729,000 699,905
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 750,000 746,596
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 520,000 521,307
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 399,000 424,487
5,629,546
Communications Equipment — 0 .3%
CommScope LLC
9.50%, 12/15/2031 (a) 503,000 522,814
Construction & Engineering — 0 .3%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 504,753
Consumer Staples Distribution & Retail — 1 .0%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a) 539,000 506,374
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 384,000 400,343
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 679,000 646,735
6.13%, 9/15/2032 (a) 27,000 27,215
1,580,667
Containers & Packaging — 2 .9%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 376,092

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging
Ardagh Packaging Finance plc
5.25%, 8/15/2027 (a) $ 1,377,000 $ 626,535
Ball Corp.
6.00%, 6/15/2029 610,000 621,960
2.88%, 8/15/2030 560,000 496,328
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 507,000 518,426
6.75%, 4/15/2032 (a) 354,000 357,586
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 1,871,000 1,888,690
4,885,617
Diversified Consumer Services — 0 .7%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 662,000 663,781
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 445,000 462,940
1,126,721
Diversified REITs — 0 .7%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 260,000 275,826
REIT, 6.50%, 2/15/2029
(a) 995,000 938,095
1,213,921
Diversified Telecommunication Services — 4 .4%
CCO Holdings LLC
4.25%, 2/1/2031 (a) 2,661,000 2,435,427
4.50%, 5/1/2032 378,000 344,059
Frontier Communications Holdings LLC
8.75%, 5/15/2030 (a) 835,000 876,255
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,162,000 1,142,684
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a) 736,000 834,866
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 519,000 509,325
Windstream Escrow LLC
7.75%, 8/15/2028 ‡ 556 —
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,100,000 1,144,725
7,287,341
Electric Utilities — 1 .9%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 485,000 494,494
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 384,000 348,156
PG&E Corp.
5.25%, 7/1/2030 76,000 73,739
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electric Utilities
PG&E Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (d) $ 916,000 $ 896,961
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 550,000 531,596
7.75%, 10/15/2031 (a) 755,000 800,587
3,145,533
Electrical Equipment — 0 .1%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 166,000 155,795
Energy Equipment & Services — 1 .0%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 419,000 425,539
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 482,831
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 738,000 749,596
1,657,966
Entertainment — 0 .5%
ROBLOX Corp.
3.88%, 5/1/2030 (a) 851,000 791,444
Financial Services — 3 .9%
Block, Inc.
3.50%, 6/1/2031 97,000 87,572
6.50%, 5/15/2032 1,210,000 1,238,007
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 853,000 902,625
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 556,000 573,247
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 399,734
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 383,014
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 2,000 2,082
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 770,000 841,078
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 259,000 250,863
3.88%, 3/1/2031 (a) 1,053,000 952,730
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 815,000 831,531
6,462,483
Food Products — 1 .2%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 436,135

See accompanying notes to the financial statements.
MAY 31, 2025 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Food Products
Post Holdings, Inc.
6.25%, 2/15/2032 (a) $ 500,000 $ 508,386
6.38%, 3/1/2033 (a) 1,040,000 1,032,388
1,976,909
Ground Transportation — 1 .4%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 500,000 507,926
Brightline East LLC
11.00%, 1/31/2030 (a) 653,000 474,209
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 457,715
Hertz Corp. (The)
12.63%, 7/15/2029 (a) 865,000 880,593
5.00%, 12/1/2029 (a)(c) 96,000 65,171
2,385,614
Health Care Equipment & Supplies — 1 .6%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) 646,000 629,394
Medline Borrower LP
5.25%, 10/1/2029 (a) 2,167,000 2,117,599
2,746,993
Health Care Providers & Services — 6 .1%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 2,099,000 2,067,210
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (d) 1,243,000 1,251,743
DaVita, Inc.
4.63%, 6/1/2030 (a) 1,384,000 1,292,987
3.75%, 2/15/2031 (a) 204,000 180,620
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 573,000 629,673
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 485,000 377,087
Owens & Minor, Inc.
10.00%, 4/15/2030 (a) 440,000 459,588
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 659,323
Star Parent, Inc.
9.00%, 10/1/2030 (a) 523,000 540,556
Tenet Healthcare Corp.
6.13%, 10/1/2028 1,133,000 1,134,678
6.13%, 6/15/2030 1,085,000 1,094,742
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 513,000 521,156
10,209,363
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care REITs — 0 .7%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) $ 1,134,000 $ 1,162,467
Hotel & Resort REITs — 0 .5%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 387,267
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 420,000 447,521
834,788
Hotels, Restaurants & Leisure — 6 .7%
1011778 BC ULC
6.13%, 6/15/2029 (a) 635,000 647,566
4.00%, 10/15/2030 (a) 1,004,000 922,773
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 581,000 596,047
6.50%, 2/15/2032 (a) 1,108,000 1,116,896
Carnival Corp.
5.75%, 3/1/2027 (a) 1,765,000 1,770,653
6.13%, 2/15/2033 (a) 287,000 287,773
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 850,000 837,468
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 495,000 464,234
6.75%, 1/15/2030 (a)(c) 592,000 537,569
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a) 769,000 711,082
3.63%, 2/15/2032 (a) 556,000 494,256
NCL Corp. Ltd.
5.88%, 2/15/2027 (a) 993,000 993,148
6.75%, 2/1/2032 (a) 542,000 542,656
Voyager Parent LLC
9.25%, 7/1/2032 (a) 500,000 516,566
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 446,775
Yum! Brands, Inc.
3.63%, 3/15/2031 148,000 134,522
4.63%, 1/31/2032 211,000 200,084
11,220,068
Household Durables — 0 .3%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 500,000 517,749
Independent Power and Renewable Electricity Producers — 0 .5%
Lightning Power LLC
7.25%, 8/15/2032 (a) 546,000 572,457
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 214,000 228,307
800,764

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance — 4 .5%
Acrisure LLC
7.50%, 11/6/2030 (a) $ 489,000 $ 504,550
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 247,000 250,424
7.00%, 1/15/2031 (a) 799,000 817,240
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 500,000 517,012
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 789,000 815,305
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 467,000 479,418
HUB International Ltd.
7.25%, 6/15/2030 (a) 464,000 483,104
7.38%, 1/31/2032 (a) 1,458,000 1,521,568
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,326,444
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 844,000 838,707
7,553,772
Interactive Media & Services — 0 .4%
Snap, Inc.
6.88%, 3/1/2033 (a) 684,000 692,811
IT Services — 0 .3%
CoreWeave, Inc.
9.25%, 6/1/2030 (a) 500,000 499,364
Machinery — 1 .0%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 673,545
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 349,000 356,939
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 721,000 714,184
1,744,668
Media — 10 .7%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a) 155,000 141,490
7.50%, 6/1/2029 (a)(c) 847,000 749,214
CSC Holdings LLC
11.75%, 1/31/2029 (a) 1,149,000 1,077,500
4.63%, 12/1/2030 (a) 204,000 93,840
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,026,000 1,009,493
10.00%, 2/15/2031 (a) 500,000 486,622
DISH Network Corp.
11.75%, 11/15/2027 (a) 2,379,000 2,454,352
Gray Media, Inc.
10.50%, 7/15/2029 (a) 467,000 496,692
5.38%, 11/15/2031 (a) 770,000 549,697
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,201,000 1,137,707
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)(c) $ 455,000 $ 437,722
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (d) 542,000 529,804
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 516,000 339,347
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 550,000 550,292
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 1,145,000 1,086,359
3.88%, 9/1/2031 (a) 285,000 249,111
Stagwell Global LLC
5.63%, 8/15/2029 (a) 492,000 462,564
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 3,586,000 3,330,319
TEGNA, Inc.
4.63%, 3/15/2028 296,000 285,383
5.00%, 9/15/2029 609,000 579,950
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 693,000 693,292
8.00%, 8/15/2028 (a) 782,000 782,497
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 497,000 429,650
17,952,897
Metals & Mining — 1 .3%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a)(c) 659,000 568,573
First Quantum Minerals Ltd.
9.38%, 3/1/2029 (a) 1,485,000 1,561,304
2,129,877
Oil, Gas & Consumable Fuels — 6 .9%
Aethon United BR LP
7.50%, 10/1/2029 (a) 383,000 392,343
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 457,142
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 376,000 378,732
8.75%, 7/1/2031 (a) 797,000 780,285
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 521,351
CQP Holdco LP
5.50%, 6/15/2031 (a) 483,000 464,091
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 353,000 332,779
7.38%, 1/15/2033 (a) 489,000 453,808
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 536,000 555,085
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 457,000 423,087
ITT Holdings LLC
6.50%, 8/1/2029 (a) 653,000 609,582

See accompanying notes to the financial statements.
MAY 31, 2025 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
Kinetik Holdings LP
5.88%, 6/15/2030 (a) $ 356,000 $ 353,804
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a) 199,000 119,145
NFE Financing LLC
12.00%, 11/15/2029 (a) 1,169,000 519,075
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 701,000 663,504
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 461,594
6.25%, 2/1/2033 (a) 606,000 597,829
Sunoco LP
6.25%, 7/1/2033 (a) 521,000 521,014
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,030,000 1,101,096
8.38%, 6/1/2031 (a) 1,382,000 1,402,762
Vital Energy, Inc.
7.88%, 4/15/2032 (a)(c) 451,000 365,566
11,473,674
Passenger Airlines — 1 .8%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,440,000 1,415,342
8.50%, 5/15/2029 (a) 301,000 311,848
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 937,000 925,599
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(c) 452,000 405,986
3,058,775
Personal Care Products — 0 .2%
Opal Bidco SAS
6.50%, 3/31/2032 (a) 332,000 331,732
Pharmaceuticals — 2 .9%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) 1,280,000 1,267,610
Bausch Health Cos., Inc.
11.00%, 9/30/2028 (a) 1,529,000 1,467,022
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a) 383,000 396,371
Organon & Co.
4.13%, 4/30/2028 (a) 894,000 839,441
5.13%, 4/30/2031 (a) 936,000 787,536
4,757,980
Professional Services — 0 .3%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 529,000 539,700
Software — 4 .3%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 1,173,000 1,130,301
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) $ 2,109,000 $ 2,106,522
9.00%, 9/30/2029 (a) 1,170,000 1,197,351
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 500,000 498,109
McAfee Corp.
7.38%, 2/15/2030 (a) 989,000 915,168
UKG, Inc.
6.88%, 2/1/2031 (a) 1,240,000 1,277,690
7,125,141
Specialized REITs — 1 .6%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 1,211,000 1,181,597
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 810,000 794,198
REIT, 3.13%, 2/1/2029 665,000 618,558
2,594,353
Specialty Retail — 2 .1%
eG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 496,156
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 471,000 453,636
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 919,000 453,451
PetSmart, Inc.
4.75%, 2/15/2028 (a) 622,000 600,252
7.75%, 2/15/2029 (a) 614,000 597,614
Staples, Inc.
10.75%, 9/1/2029 (a) 1,060,000 958,264
3,559,373
Trading Companies & Distributors — 2 .5%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 465,000 459,973
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 462,000 465,571
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 791,507
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 500,000 512,571
United Rentals North America, Inc.
3.88%, 2/15/2031 1,036,000 955,733
6.13%, 3/15/2034 (a) 440,000 445,972
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a) 614,000 621,238
4,252,565
Wireless Telecommunication Services — 2 .1%
Connect Finco SARL
9.00%, 9/15/2029 (a) 976,000 930,124

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Wireless Telecommunication Services
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (d) $ 1,023,000 $ 1,030,502
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (d) 500,000 500,039
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 587,000 531,221
4.75%, 7/15/2031 (a) 630,000 578,683
3,570,569
Total Corporate Bonds
(Cost $157,660,884) 157,250,537
Shares
Securities Lending Reinvestments (e) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (f)
(Cost $3,045,463) 3,045,463 3,045,463
Principal
Amount
Short-Term Investments — 4 .9%
Repurchase Agreements (g) — 4 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,181,779
(Cost $8,178,952) 8,178,952
8,178,952
Total Investments — 100.7%
(Cost $168,885,299) 168,474,952
Liabilities in excess of other assets — (0.7%) (1,225,047)
Net Assets — 100.0% $ 167,249,905
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
May 31, 2025 was $143,160,220 which represents 85.60% of
net assets.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2025.
(c) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$2,983,076, collateralized in the form of cash with a value of
$3,045,463 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $66,033 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.63%, and maturity dates ranging from June
26, 2025 – February 15, 2052. The total value of collateral is
$3,111,496.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
May 31, 2025.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $3,045,463.
(f) Rate shown is the 7-day yield as of May 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,356,181
Aggregate gross unrealized depreciation (3,202,722)
Net unrealized depreciation $ (846,541)
Federal income tax cost $ 169,125,515
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 171 9/19/2025 U.S. Dollar $ 18,938,250 $ (27,411)
U.S. Treasury 2 Year Note 246 9/30/2025 U.S. Dollar 51,029,625 (34,071)
U.S. Treasury 5 Year Note 810 9/30/2025 U.S. Dollar 87,631,875 (134,496)
$ (195,978)

MAY 31, 2025 :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RINF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .3%
Repurchase Agreements (a) — 80 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $20,973,739
(Cost $20,966,499) $ 20,966,499
$ 20,966,499
U.S. Treasury Obligations — 15 .2%
U.S. Treasury Bills
4.22%, 6/5/2025 (b)
(Cost $3,998,140) 4,000,000 3,998,596
Total Short-Term Investments
(Cost $24,964,639) 24,965,095
Total Investments — 95.3%
(Cost $24,964,639) 24,965,095
Other assets less liabilities — 4.7% 1,219,894
Net Assets — 100.0% $ 26,184,989
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 861,281
Aggregate gross unrealized depreciation (941,825)
Net unrealized depreciation $ (80,544)
Federal income tax cost $ 24,964,639
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,826,017 12/11/2025 Citibank NA 3.98%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
403,410
7,136,574 12/11/2025 Citibank NA 4.07%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
(444,304)
13,962,591 (40,894) — 40,894 —
19,021,609 12/11/2025
Societe
Generale 4.42%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
457,415
27,596,997 12/11/2025
Societe
Generale 3.87%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
(497,521)
46,618,606 (40,106) — 40,106 —
60,581,197 (81,000)
Total Unrealized
Appreciation
860,825
Total Unrealized
Depreciation
(941,825)

See accompanying notes to the financial statements.
INFLATION EXPECTATIONS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_May.pdf.

MAY 31, 2025 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .5%
Aerospace & Defense — 2 .2%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 963,000 $ 912,378
General Electric Co.
6.75%, 3/15/2032 1,235,000 1,376,843
Lockheed Martin Corp.
4.07%, 12/15/2042 877,000 721,927
RTX Corp.
4.50%, 6/1/2042 3,192,000 2,752,845
5,763,993
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,389,000 1,477,551
Automobiles — 2 .3%
Ford Motor Co.
7.45%, 7/16/2031 1,632,000 1,733,174
4.75%, 1/15/2043 693,000 519,898
General Motors Co.
6.25%, 10/2/2043 1,699,000 1,613,786
5.20%, 4/1/2045 670,000 555,741
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,420,000 1,669,731
6,092,330
Banks — 25 .6%
Banco Santander SA
5.44%, 7/15/2031 1,591,000 1,632,355
6.92%, 8/8/2033 2,180,000 2,322,381
6.94%, 11/7/2033 1,450,000 1,613,176
6.35%, 3/14/2034 1,396,000 1,440,878
6.03%, 1/17/2035 72,000 74,601
Bank of America Corp.
7.75%, 5/14/2038 1,934,000 2,259,969
5.88%, 2/7/2042 4,117,000 4,212,011
Bank of America NA
6.00%, 10/15/2036 867,000 896,823
Barclays plc
5.25%, 8/17/2045 (a) 1,816,000 1,696,476
4.95%, 1/10/2047 774,000 683,007
Citigroup, Inc.
6.63%, 6/15/2032 1,088,000 1,169,616
8.13%, 7/15/2039 1,426,000 1,748,980
6.68%, 9/13/2043 2,037,000 2,156,424
4.75%, 5/18/2046 1,562,000 1,293,973
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,250,000 1,201,034
5.75%, 12/1/2043 1,656,000 1,626,624
5.25%, 8/4/2045 614,000 565,426
Fifth Third Bancorp
8.25%, 3/1/2038 951,000 1,108,448
HSBC Holdings plc
6.50%, 5/2/2036 1,224,000 1,301,214
6.50%, 9/15/2037 2,104,000 2,210,293
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
5.25%, 3/14/2044 $ 518,000 $ 479,051
JPMorgan Chase & Co.
6.40%, 5/15/2038 1,651,000 1,793,088
5.50%, 10/15/2040 4,008,000 3,978,091
5.40%, 1/6/2042 250,000 245,236
5.63%, 8/16/2043 300,000 294,732
4.95%, 6/1/2045 1,578,000 1,422,112
Lloyds Banking Group plc
4.34%, 1/9/2048 1,306,000 999,919
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,417,000 1,190,098
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 908,000 779,282
Royal Bank of Canada
2.30%, 11/3/2031 2,513,000 2,173,801
3.88%, 5/4/2032 300,000 282,612
5.00%, 2/1/2033 542,000 542,737
5.15%, 2/1/2034 1,838,000 1,853,634
Sumitomo Mitsui Financial Group, Inc.
2.22%, 9/17/2031 1,053,000 901,734
5.77%, 1/13/2033 2,168,000 2,245,761
5.56%, 7/9/2034 1,565,000 1,595,084
6.18%, 7/13/2043 1,257,000 1,313,954
5.84%, 7/9/2044 595,000 591,267
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,109,000 1,885,969
4.46%, 6/8/2032 1,285,000 1,243,653
Wells Fargo & Co.
5.38%, 11/2/2043 1,036,000 953,021
5.61%, 1/15/2044 1,771,000 1,661,793
4.65%, 11/4/2044 1,452,000 1,204,681
3.90%, 5/1/2045 800,000 613,805
4.90%, 11/17/2045 2,676,000 2,279,890
4.75%, 12/7/2046 48,000 39,593
Wells Fargo Bank NA
6.60%, 1/15/2038 965,000 1,043,273
Westpac Banking Corp.
2.15%, 6/3/2031 (a) 1,091,000 957,641
4.42%, 7/24/2039 858,000 758,084
2.96%, 11/16/2040 706,000 508,336
3.13%, 11/18/2041 1,088,000 764,149
67,809,790
Beverages — 2 .7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,302,000 1,204,910
Coca-Cola Co. (The)
1.38%, 3/15/2031 1,060,000 900,678
2.25%, 1/5/2032 550,000 481,659
2.50%, 6/1/2040 1,614,000 1,140,477
2.60%, 6/1/2050 500,000 299,856
3.00%, 3/5/2051 1,953,000 1,264,370
2.50%, 3/15/2051 1,654,000 958,256

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 1,028,000 $ 916,637
7,166,843
Biotechnology — 0 .7%
AbbVie, Inc.
4.40%, 11/6/2042 2,239,000 1,917,351
Capital Markets — 6 .4%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 1,047,000 1,127,309
6.75%, 10/1/2037 1,211,000 1,299,620
6.25%, 2/1/2041 3,157,000 3,284,346
5.15%, 5/22/2045 2,395,000 2,104,536
Morgan Stanley
4.30%, 1/27/2045 2,094,000 1,735,369
4.38%, 1/22/2047 5,096,000 4,198,882
Nomura Holdings, Inc.
2.61%, 7/14/2031 972,000 845,037
5.78%, 7/3/2034 766,000 779,614
UBS Group AG
4.88%, 5/15/2045 1,679,000 1,465,737
16,840,450
Communications Equipment — 1 .5%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,032,000 3,182,756
5.50%, 1/15/2040 699,000 706,050
3,888,806
Consumer Finance — 2 .7%
Ally Financial, Inc.
8.00%, 11/1/2031 1,935,000 2,159,889
American Express Co.
4.05%, 12/3/2042 859,000 711,803
John Deere Capital Corp.
4.40%, 9/8/2031 588,000 581,209
Series I, 5.15%, 9/8/2033 1,401,000 1,424,181
5.10%, 4/11/2034 1,087,000 1,091,817
Toyota Motor Credit Corp.
5.55%, 11/20/2030 1,030,000 1,073,166
7,042,065
Consumer Staples Distribution & Retail — 0 .9%
Target Corp.
4.00%, 7/1/2042 1,013,000 830,508
Walmart, Inc.
5.25%, 9/1/2035 369,000 382,953
6.50%, 8/15/2037 1,010,000 1,145,639
2,359,100
Diversified Telecommunication Services — 5 .9%
Sprint Capital Corp.
8.75%, 3/15/2032 1,909,000 2,284,936
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Telefonica Emisiones SA
7.05%, 6/20/2036 $ 1,623,000 $ 1,773,256
5.21%, 3/8/2047 2,938,000 2,530,289
4.90%, 3/6/2048 1,217,000 997,158
Verizon Communications, Inc.
4.50%, 8/10/2033 1,713,000 1,639,697
4.27%, 1/15/2036 1,859,000 1,689,349
5.25%, 3/16/2037 1,039,000 1,018,288
4.81%, 3/15/2039 450,000 414,327
4.86%, 8/21/2046 2,073,000 1,804,637
4.52%, 9/15/2048 1,717,000 1,412,106
15,564,043
Electric Utilities — 0 .8%
Duke Energy Florida LLC
6.40%, 6/15/2038 1,224,000 1,315,808
Georgia Power Co.
4.30%, 3/15/2042 1,017,000 850,681
2,166,489
Electrical Equipment — 0 .2%
Eaton Corp.
4.15%, 11/2/2042 769,000 641,711
Energy Equipment & Services — 0 .3%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 934,000 877,973
Entertainment — 1 .6%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 551,000 448,268
Walt Disney Co. (The)
2.65%, 1/13/2031 2,104,000 1,914,663
6.65%, 11/15/2037 1,555,000 1,747,987
4,110,918
Financial Services — 1 .4%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 726,000 658,081
Shell International Finance BV
6.38%, 12/15/2038 1,613,000 1,747,910
5.50%, 3/25/2040 1,341,000 1,330,478
3,736,469
Food Products — 0 .8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,328,000 1,168,983
Unilever Capital Corp.
5.90%, 11/15/2032 928,000 1,001,242
2,170,225

See accompanying notes to the financial statements.
MAY 31, 2025 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 0 .9%
Medtronic, Inc.
4.38%, 3/15/2035 $ 952,000 $ 903,708
4.63%, 3/15/2045 1,830,000 1,599,923
2,503,631
Health Care Providers & Services — 1 .9%
Ascension Health
3.95%, 11/15/2046 1,133,000 884,807
Elevance Health, Inc.
4.65%, 1/15/2043 761,000 649,043
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 815,706
6.88%, 2/15/2038 2,153,000 2,380,999
4.75%, 7/15/2045 268,000 228,312
4,958,867
Household Products — 0 .4%
Procter & Gamble Co. (The)
1.95%, 4/23/2031 1,341,000 1,176,687
Insurance — 1 .0%
MetLife, Inc.
5.70%, 6/15/2035 1,150,000 1,197,213
4.88%, 11/13/2043 1,545,000 1,387,680
2,584,893
IT Services — 1 .6%
International Business Machines Corp.
4.15%, 5/15/2039 723,000 621,612
4.00%, 6/20/2042 1,051,000 850,521
4.25%, 5/15/2049 3,622,000 2,852,594
4,324,727
Machinery — 0 .5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,480,000 1,194,311
Media — 3 .5%
Comcast Corp.
4.25%, 1/15/2033 1,569,000 1,490,860
Paramount Global
6.88%, 4/30/2036 657,000 666,721
4.38%, 3/15/2043 1,929,000 1,403,414
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,024,000 1,175,363
Time Warner Cable LLC
6.55%, 5/1/2037 1,348,000 1,354,001
6.75%, 6/15/2039 3,203,000 3,233,572
9,323,931
Metals & Mining — 2 .9%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 1,233,000 1,026,339
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 $ 2,195,000 $ 2,020,983
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,269,000 1,215,286
Southern Copper Corp.
6.75%, 4/16/2040 1,696,000 1,797,431
5.25%, 11/8/2042 144,000 130,001
5.88%, 4/23/2045 1,498,000 1,427,244
7,617,284
Multi-Utilities — 0 .5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,337,000 1,403,588
Oil, Gas & Consumable Fuels — 7 .1%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,204,000 1,208,071
ConocoPhillips
6.50%, 2/1/2039 1,561,000 1,698,122
Hess Corp.
5.60%, 2/15/2041 1,057,000 1,022,930
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,464,813
Kinder Morgan, Inc.
7.75%, 1/15/2032 877,000 994,282
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,463,000 1,433,641
Phillips 66
5.88%, 5/1/2042 1,363,000 1,323,216
Shell Finance US, Inc.
4.13%, 5/11/2035 1,212,000 1,123,011
4.38%, 5/11/2045 2,221,000 1,832,023
4.00%, 5/10/2046 1,828,000 1,417,766
3.75%, 9/12/2046 300,000 224,220
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,157,901
Valero Energy Corp.
6.63%, 6/15/2037 1,304,000 1,365,657
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,344,000 1,388,559
18,654,212
Pharmaceuticals — 7 .4%
AstraZeneca plc
6.45%, 9/15/2037 608,000 669,779
4.00%, 9/18/2042 3,260,000 2,702,693
4.38%, 11/16/2045 2,159,000 1,832,531
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,488,000 2,704,690
Johnson & Johnson
5.95%, 8/15/2037 1,533,000 1,664,032
Merck & Co., Inc.
4.15%, 5/18/2043 1,094,000 910,378
Novartis Capital Corp.
4.40%, 5/6/2044 1,658,000 1,439,651

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Pharmaceuticals
Pfizer, Inc.
4.00%, 12/15/2036 $ 2,897,000 $ 2,611,457
7.20%, 3/15/2039 1,736,000 2,019,417
4.40%, 5/15/2044 500,000 425,153
4.13%, 12/15/2046 771,000 613,754
Wyeth LLC
5.95%, 4/1/2037 1,848,000 1,933,314
19,526,849
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 3,589,000 3,812,513
6.13%, 7/8/2039 354,000 362,462
4,174,975
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,520,000 2,655,271
Technology Hardware, Storage & Peripherals — 2 .9%
Apple, Inc.
3.85%, 5/4/2043 400,000 326,660
4.45%, 5/6/2044 1,643,000 1,467,010
3.45%, 2/9/2045 5,407,000 4,110,138
4.38%, 5/13/2045 689,000 596,453
HP, Inc.
6.00%, 9/15/2041 1,214,000 1,185,947
7,686,208
Tobacco — 1 .9%
Altria Group, Inc.
5.38%, 1/31/2044 3,198,000 2,938,486
Philip Morris International, Inc.
6.38%, 5/16/2038 2,026,000 2,195,953
5,134,439
Wireless Telecommunication Services — 2 .8%
America Movil SAB de CV
6.13%, 3/30/2040 1,745,000 1,768,206
4.38%, 7/16/2042 1,240,000 1,020,614
Vodafone Group plc
6.15%, 2/27/2037 2,498,000 2,629,758
5.25%, 5/30/2048 446,000 400,110
4.88%, 6/19/2049 234,000 195,683
4.25%, 9/17/2050 1,844,000 1,391,704
7,406,075
Total Corporate Bonds
(Cost $251,795,122) 249,952,055
Investments
Principal
Amount Value
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,121,747) $ 1,106,254 $ 1,105,718
Shares
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $67,155) 67,155 67,155
Principal
Amount
Short-Term Investments — 1 .1%
Repurchase Agreements (e) — 1 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,901,218
(Cost $2,900,216) 2,900,216
2,900,216
Total Investments — 96.0%
(Cost $255,884,240) 254,025,144
Other assets less liabilities — 4.0% 10,490,528
Net Assets — 100.0% $ 264,515,672
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $1,760,495, collateralized in the form of cash with a value of $67,155 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $1,759,116 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from June
26, 2025 – February 15, 2052. The total value of collateral is
$1,826,271.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $67,155.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
MAY 31, 2025 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
IGHG
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,396,794
Aggregate gross unrealized depreciation (6,573,336)
Net unrealized depreciation $ (4,176,542)
Federal income tax cost $ 257,787,227
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 607 9/19/2025 U.S. Dollar $ 67,225,250 $ (111,955)
U.S. Treasury Long Bond 1,367 9/19/2025 U.S. Dollar 154,171,969 (289,682)
U.S. Treasury Ultra Bond 80 9/19/2025 U.S. Dollar 9,285,000 (12,822)
$ (414,459)

K-1 FREE CRUDE OIL ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
OILK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82 .5%
Repurchase Agreements (a) — 82 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $49,573,473
(Cost $49,556,360) $ 49,556,360
$ 49,556,360
Total Investments — 82.5%
(Cost $49,556,360) 49,556,360
Other assets less liabilities — 17.5% 10,546,929
Net Assets — 100.0% $ 60,103,289
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 915,554
Aggregate gross unrealized depreciation (4,085,354)
Net unrealized depreciation $ (3,169,800)
Federal income tax cost $ 49,556,360
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 330 7/22/2025 U.S. Dollar $ 19,730,700 $ 915,554
WTI Crude Oil 342 11/20/2025 U.S. Dollar 19,877,040 (2,517,441)
WTI Crude Oil 348 5/19/2026 U.S. Dollar 20,448,480 (1,567,913)
$ (3,169,800)

MAY 31, 2025 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
CSM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 94.0%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.* 1,163 $ 872,669
General Dynamics Corp. 2,536 706,251
General Electric Co. 8,236 2,025,315
Howmet Aerospace, Inc. 10,091 1,714,360
Huntington Ingalls Industries,
Inc. 2,765 616,761
L3Harris Technologies, Inc. 765 186,920
Textron, Inc. 12,253 907,089
7,029,365
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 8,416 807,683
Expeditors International of
Washington, Inc. 11,988 1,351,407
United Parcel Service, Inc.,
Class
a
B 2,701 263,456
2,422,546
Automobiles — 1.7%
Ford Motor Co. 137,252 1,424,676
General Motors Co. 22,725 1,127,387
Tesla, Inc.* 13,265 4,595,792
7,147,855
Banks — 2.6%
Bank of America Corp. 70,028 3,090,336
Citigroup, Inc. 10,691 805,246
Citizens Financial Group, Inc. 15,353 619,494
Fifth Third Bancorp 12,633 482,454
Huntington Bancshares, Inc. 61,284 957,869
JPMorgan Chase & Co. 12,626 3,333,264
M&T Bank Corp. 6,313 1,153,006
Regions Financial Corp. 7,326 157,069
Wells Fargo & Co. 8,247 616,711
11,215,449
Beverages — 1.2%
Coca-Cola Co. (The) 7,582 546,662
Keurig Dr Pepper, Inc. 43,031 1,448,854
Molson Coors Beverage Co.,
Class
a
B 21,821 1,169,388
PepsiCo, Inc. 15,983 2,100,965
5,265,869
Biotechnology — 1.2%
AbbVie, Inc. 5,731 1,066,596
Amgen, Inc. 2,861 824,483
Biogen, Inc.* 10,061 1,305,817
Gilead Sciences, Inc. 2,835 312,077
Incyte Corp.* 7,951 517,292
Regeneron Pharmaceuticals,
Inc. 2,442 1,197,264
5,223,529
Broadline Retail — 2.6%
Amazon.com, Inc.* 52,991 10,863,685
Investments
Shares Value
Common Stocks (a) (continued)
eBay, Inc. 5,028 $ 367,899
11,231,584
Building Products — 1.3%
Allegion plc 8,978 1,281,161
Builders FirstSource , Inc.* 8,773 944,677
Lennox International, Inc. 2,242 1,265,497
Masco Corp. 2,437 152,117
Trane Technologies plc 4,298 1,849,300
5,492,752
Capital Markets — 3.8%
Ameriprise Financial, Inc. 2,978 1,516,517
Blackstone, Inc. 4,301 596,807
Cboe Global Markets, Inc. 5,672 1,299,569
Charles Schwab Corp. (The) 5,796 512,019
FactSet Research Systems, Inc. 383 175,514
Goldman Sachs Group, Inc.
(The) 4,085 2,452,838
Invesco Ltd. 86,063 1,244,471
Morgan Stanley 1,310 167,719
MSCI, Inc., Class
a
A 1,058 596,733
Northern Trust Corp. 12,632 1,348,340
Raymond James Financial, Inc. 9,501 1,396,457
S&P Global, Inc. 4,311 2,210,939
State Street Corp. 14,584 1,404,147
T. Rowe Price Group, Inc. 12,153 1,137,399
16,059,469
Chemicals — 1.2%
CF Industries Holdings, Inc. 3,564 323,290
Dow, Inc. 30,652 850,287
DuPont de Nemours, Inc. 17,949 1,198,993
Eastman Chemical Co. 15,098 1,183,230
Linde plc 416 194,513
LyondellBasell Industries NV,
Class
a
A 21,244 1,200,074
4,950,387
Commercial Services & Supplies — 1.1%
Cintas Corp. 7,614 1,724,571
Republic Services, Inc., Class
a
A 5,852 1,505,661
Rollins, Inc. 22,181 1,269,862
4,500,094
Communications Equipment — 1.0%
Arista Networks, Inc.* 12,718 1,101,888
Cisco Systems, Inc. 5,434 342,559
F5, Inc.* 4,816 1,374,390
Motorola Solutions, Inc. 3,905 1,622,059
4,440,896
Consumer Finance — 0.3%
Synchrony Financial 20,057 1,156,286
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp. 1,584 1,647,645
Kroger Co. (The) 19,867 1,355,526
Sysco Corp. 2,744 200,312

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Target Corp. 6,770 $ 636,448
Walgreens Boots Alliance, Inc. 81,976 922,230
Walmart, Inc. 14,963 1,477,147
6,239,308
Containers & Packaging — 0.4%
International Paper Co. 9,871 471,933
Packaging Corp. of America 7,107 1,372,859
1,844,792
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 34,636 962,881
Verizon Communications, Inc. 5,456 239,846
1,202,727
Electric Utilities — 3.3%
Alliant Energy Corp. 20,914 1,301,478
American Electric Power Co.,
Inc. 4,621 478,227
Constellation Energy Corp. 1,868 571,888
Edison International 23,935 1,331,983
Exelon Corp. 29,711 1,301,936
FirstEnergy Corp. 30,440 1,276,654
NextEra Energy, Inc. 17,483 1,234,999
NRG Energy, Inc. 11,347 1,768,997
PG&E Corp. 67,945 1,146,912
Pinnacle West Capital Corp. 6,263 571,374
Southern Co. (The) 18,813 1,693,170
Xcel Energy, Inc. 19,141 1,341,784
14,019,402
Electrical Equipment — 1.0%
AMETEK, Inc. 5,812 1,038,837
Eaton Corp. plc 5,108 1,635,582
Generac Holdings, Inc.* 1,643 200,659
Hubbell, Inc., Class
a
B 3,312 1,290,289
4,165,367
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class
a
A 22,335 2,008,587
TE Connectivity plc 8,536 1,366,357
Teledyne Technologies, Inc.* 1,106 551,739
Trimble, Inc.* 2,369 168,839
Zebra Technologies Corp.,
Class
a
A * 5,030 1,457,543
5,553,065
Energy Equipment & Services — 0.0%(b)
Schlumberger NV 4,398 145,354
Entertainment — 0.9%
Live Nation Entertainment, Inc.* 9,770 1,340,346
Netflix, Inc.* 1,615 1,949,676
Walt Disney Co. (The) 4,188 473,412
3,763,434
Financial Services — 2.7%
Berkshire Hathaway, Inc.,
Class
a
B * 9,228 4,650,543
Investments
Shares Value
Common Stocks (a) (continued)
Fidelity National Information
Services, Inc. 3,273 $ 260,563
Fiserv, Inc.* 7,240 1,178,600
Jack Henry & Associates, Inc. 3,113 563,982
Mastercard, Inc., Class
a
A 2,945 1,724,592
PayPal Holdings, Inc.* 4,887 343,458
Visa, Inc., Class
a
A 7,310 2,669,539
11,391,277
Food Products — 1.8%
Bunge Global SA 15,928 1,244,773
Campbell's Co. (The) 30,394 1,034,612
Conagra Brands, Inc. 15,289 349,965
General Mills, Inc. 21,845 1,185,310
Hershey Co. (The) 1,362 218,860
J M Smucker Co. (The) 7,099 799,418
Kraft Heinz Co. (The) 43,134 1,152,972
McCormick & Co., Inc.
(Non-Voting) 3,202 232,881
Tyson Foods, Inc., Class
a
A 22,953 1,289,041
7,507,832
Ground Transportation — 0.9%
CSX Corp. 25,047 791,235
Norfolk Southern Corp. 3,699 914,097
Uber Technologies, Inc.* 26,721 2,248,839
3,954,171
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,305 307,902
Baxter International, Inc. 39,584 1,207,312
Becton Dickinson & Co. 8,930 1,541,229
Boston Scientific Corp.* 1,529 160,942
GE HealthCare Technologies,
Inc. 20,436 1,441,555
Hologic, Inc.* 6,285 390,738
Insulet Corp.* 3,173 1,031,320
Intuitive Surgical, Inc.* 3,584 1,979,587
Medtronic plc 22,305 1,850,869
ResMed, Inc. 5,787 1,416,600
Solventum Corp.* 4,141 302,666
STERIS plc 5,623 1,378,816
13,009,536
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. 9,284 1,433,821
Centene Corp.* 22,863 1,290,388
CVS Health Corp. 23,020 1,474,201
Humana, Inc. 5,438 1,267,761
Labcorp Holdings, Inc. 1,594 396,858
Quest Diagnostics, Inc. 7,226 1,252,555
UnitedHealth Group, Inc. 8,702 2,627,221
Universal Health Services, Inc.,
Class
a
B 6,390 1,216,336
10,959,141
Health Care REITs — 0.6%
Healthpeak Properties, Inc.,
REIT 72,039 1,254,199

See accompanying notes to the financial statements.
MAY 31, 2025 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Ventas, Inc., REIT 20,653 $ 1,327,575
2,581,774
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 74,548 1,154,749
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A * 2,583 333,207
Caesars Entertainment, Inc.* 45,294 1,217,503
Carnival Corp.* 66,908 1,553,604
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,096 155,048
Expedia Group, Inc. 2,944 490,912
Hilton Worldwide Holdings, Inc. 3,739 928,917
McDonald's Corp. 777 243,861
MGM Resorts International* 19,601 620,371
Norwegian Cruise Line Holdings
Ltd.* 71,103 1,254,968
Royal Caribbean Cruises Ltd. 6,774 1,740,715
8,539,106
Household Durables — 0.8%
DR Horton, Inc. 2,103 248,280
Garmin Ltd. 2,167 439,836
Lennar Corp., Class
a
A 2,470 262,018
NVR, Inc.* 192 1,366,259
PulteGroup, Inc. 12,608 1,235,962
3,552,355
Household Products — 0.7%
Church & Dwight Co., Inc. 2,403 236,239
Clorox Co. (The) 1,557 205,337
Kimberly-Clark Corp. 6,391 918,770
Procter & Gamble Co. (The) 9,139 1,552,625
2,912,971
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 106,552 1,075,110
Industrial REITs — 0.2%
Prologis, Inc., REIT 9,120 990,432
Insurance — 4.2%
Allstate Corp. (The) 7,494 1,572,766
Arch Capital Group Ltd. 14,412 1,369,716
Assurant, Inc. 6,064 1,230,871
Brown & Brown, Inc. 12,174 1,374,445
Cincinnati Financial Corp. 9,117 1,375,026
Erie Indemnity Co., Class
a
A 3,421 1,226,463
Globe Life, Inc. 9,746 1,187,745
Hartford Insurance Group, Inc.
(The) 11,107 1,442,133
Loews Corp. 13,925 1,243,363
Marsh & McLennan Cos., Inc. 734 171,506
MetLife, Inc. 18,412 1,446,815
Principal Financial Group, Inc. 5,275 410,870
Progressive Corp. (The) 7,638 2,176,295
Prudential Financial, Inc. 13,176 1,368,855
Investments
Shares Value
Common Stocks (a) (continued)
W R Berkley Corp. 5,903 $ 440,895
18,037,764
Interactive Media & Services — 4.3%
Alphabet, Inc., Class
a
A 28,991 4,978,914
Alphabet, Inc., Class
a
C 22,208 3,838,653
Match Group, Inc. 10,559 316,136
Meta Platforms, Inc., Class
a
A 14,081 9,117,307
18,251,010
IT Services — 1.5%
Accenture plc, Class
a
A 2,806 888,997
Akamai Technologies, Inc.* 8,851 672,057
Cognizant Technology Solutions
Corp., Class
a
A 18,283 1,480,740
EPAM Systems, Inc.* 1,815 316,699
Gartner, Inc.* 3,207 1,399,599
GoDaddy, Inc., Class
a
A * 6,874 1,252,099
International Business
Machines Corp. 1,030 266,832
6,277,023
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 4,496 503,192
Danaher Corp. 2,665 506,084
IQVIA Holdings, Inc.* 4,915 689,722
Mettler-Toledo International,
Inc.* 1,204 1,391,246
Revvity , Inc. 11,129 1,006,284
Thermo Fisher Scientific, Inc. 358 144,210
4,240,738
Machinery — 2.3%
Fortive Corp. 8,167 573,242
Illinois Tool Works, Inc. 6,275 1,537,877
Otis Worldwide Corp. 13,955 1,330,609
Parker-Hannifin Corp. 2,716 1,805,325
Pentair plc 13,120 1,301,241
Snap-on, Inc. 3,037 974,118
Stanley Black & Decker, Inc. 20,975 1,372,394
Xylem, Inc. 8,643 1,089,364
9,984,170
Media — 1.1%
Comcast Corp., Class
a
A 13,911 480,903
Fox Corp., Class
a
A 25,183 1,383,554
Fox Corp., Class
a
B 25,741 1,294,258
News Corp., Class
a
A 6,678 188,587
Omnicom Group, Inc. 9,571 702,894
Paramount Global, Class
a
B 67,304 814,378
4,864,574
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 29,553 1,137,199
Newmont Corp. 24,800 1,307,456
2,444,655
Multi-Utilities — 0.4%
Consolidated Edison, Inc. 4,521 472,399

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
DTE Energy Co. 9,483 $ 1,295,852
1,768,251
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. 50,156 853,154
Chevron Corp. 2,767 378,249
ConocoPhillips 20,313 1,733,714
Devon Energy Corp. 32,974 997,793
EQT Corp. 25,787 1,421,637
Expand Energy Corp. 12,189 1,415,509
Exxon Mobil Corp. 18,030 1,844,469
Hess Corp. 4,142 547,531
ONEOK, Inc. 18,748 1,515,588
Phillips 66 3,944 447,565
Targa Resources Corp. 8,856 1,398,628
Texas Pacific Land Corp. 605 673,988
Valero Energy Corp. 7,812 1,007,514
14,235,339
Passenger Airlines — 0.5%
Southwest Airlines Co. 37,127 1,239,299
United Airlines Holdings, Inc.* 12,797 1,016,658
2,255,957
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. 30,567 1,475,775
Eli Lilly & Co. 5,582 4,117,674
Johnson & Johnson 11,552 1,792,986
Merck & Co., Inc. 28,897 2,220,446
Pfizer, Inc. 82,912 1,947,603
Viatris , Inc. 64,427 566,313
Zoetis, Inc., Class
a
A 3,899 657,488
12,778,285
Professional Services — 0.9%
Amentum Holdings, Inc.* 77 1,591
Automatic Data Processing, Inc. 6,300 2,050,839
Jacobs Solutions, Inc. 1,236 156,107
Leidos Holdings, Inc. 8,444 1,254,103
Paychex, Inc. 2,080 328,452
Paycom Software, Inc. 678 175,663
3,966,755
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class
a
A * 10,734 1,341,965
CoStar Group, Inc.* 2,165 159,257
1,501,222
Residential REITs — 1.2%
AvalonBay Communities, Inc.,
REIT 6,458 1,335,321
Equity Residential, REIT 18,858 1,322,700
Essex Property Trust, Inc., REIT 4,508 1,279,821
Invitation Homes, Inc., REIT 5,534 186,496
Mid-America Apartment
Communities, Inc., REIT 7,791 1,220,460
5,344,798
Investments
Shares Value
Common Stocks (a) (continued)
Retail REITs — 0.8%
Federal Realty Investment Trust,
REIT 12,395 $ 1,183,475
Kimco Realty Corp., REIT 60,036 1,276,365
Regency Centers Corp., REIT 11,657 841,052
3,300,892
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.* 4,556 504,486
Applied Materials, Inc. 3,765 590,164
Broadcom, Inc. 25,417 6,152,693
Enphase Energy, Inc.* 10,349 428,345
Intel Corp. 24,062 470,412
Lam Research Corp. 9,695 783,259
Micron Technology, Inc. 20,049 1,893,829
Monolithic Power Systems, Inc. 2,188 1,448,237
NVIDIA Corp. 141,684 19,145,759
QUALCOMM, Inc. 12,637 1,834,892
Teradyne, Inc. 12,667 995,626
34,247,702
Software — 8.7%
Adobe, Inc.* 5,763 2,392,164
Autodesk, Inc.* 3,134 928,040
Fortinet, Inc.* 11,253 1,145,330
Gen Digital, Inc. 27,867 793,652
Intuit, Inc. 3,195 2,407,337
Microsoft Corp. 43,445 20,000,340
Oracle Corp. 2,854 472,423
Palantir Technologies, Inc.,
Class
a
A * 19,498 2,569,446
Palo Alto Networks, Inc.* 2,380 457,959
PTC, Inc.* 8,180 1,376,858
Salesforce, Inc. 9,375 2,487,844
ServiceNow, Inc.* 156 157,730
Synopsys, Inc.* 2,196 1,018,900
Tyler Technologies, Inc.* 1,698 979,729
37,187,752
Specialized REITs — 0.3%
Digital Realty Trust, Inc., REIT 1,652 283,351
Weyerhaeuser Co., REIT 42,873 1,110,839
1,394,190
Specialty Retail — 0.7%
Best Buy Co., Inc. 2,886 191,284
CarMax, Inc.* 2,252 145,164
Home Depot, Inc. (The) 3,066 1,129,177
Lowe's Cos., Inc. 2,961 668,387
Ross Stores, Inc. 5,927 830,313
2,964,325
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. 87,345 17,543,242
Dell Technologies, Inc., Class
a
C 2,040 226,991
HP, Inc. 17,816 443,618
Seagate Technology Holdings
plc 12,287 1,449,129

See accompanying notes to the financial statements.
MAY 31, 2025 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Western Digital Corp.* 21,416 $ 1,103,995
20,766,975
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., Class
a
A 5,223 1,445,779
Tobacco — 0.1%
Philip Morris International, Inc. 2,874 519,016
Trading Companies & Distributors — 0.3%
United Rentals, Inc. 2,006 1,421,010
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 7,626 1,847,017
Total Common Stocks
(Cost $319,615,139)
401,743,183
Principal
Amount
Short-Term Investments — 5.7%
Repurchase Agreements (c) — 5.7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $24,556,017
(Cost $24,547,540) $ 24,547,540
24,547,540
Total Investments — 99.7%
(Cost $344,162,679) 426,290,723
Other assets less liabilities — 0.3% 1,445,340
Net Assets — 100.0% $ 427,736,063
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,663,912.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 104,841,173
Aggregate gross unrealized depreciation (24,285,615)
Net unrealized appreciation $ 80,555,558
Federal income tax cost $ 346,886,830

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(54,978,095) 3/6/2026
Goldman Sachs
International (4.58)%
UBS 130/30 Large
Cap Index (short
portion)
f
3,839,083 (3,839,083) — —
(12,535,450) 1/26/2026
Societe
Generale (4.33)%
UBS 130/30 Large
Cap Index (short
portion)
f
993,677
46,357,820 1/26/2026
Societe
Generale 5.23%
UBS 130/30 Large
Cap Index (long
portion)
g
4,113,625
33,822,370 5,107,302 (5,047,055) (60,247) —
(57,859,488) 11/6/2025 UBS AG (4.73)%
UBS 130/30 Large
Cap Index (short
portion)
f
(3,691,435)
105,013,243 11/6/2026 UBS AG 5.13%
UBS 130/30 Large
Cap Index (long
portion)
g
(4,103,285)
47,153,755 (7,794,720) 7,794,720 — —
25,998,030 1,151,665
Total Unrealized
Appreciation
8,946,385
Total Unrealized
Depreciation
(7,794,720)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
CLIX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 84 .3%
Broadline Retail — 51.2%
Alibaba Group Holding Ltd.,
ADR 5,398 $ 614,508
Amazon.com, Inc.* 8,558 1,754,476
Coupang, Inc.* 12,592 353,206
eBay, Inc. 7,191 526,165
Etsy, Inc.* 6,194 342,838
Global-e Online Ltd.* 2,472 78,783
JD.com, Inc., ADR 4,997 161,953
MercadoLibre, Inc.* 118 302,468
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 3,177 306,612
4,441,009
Distributors — 3.4%
GigaCloud Technology, Inc.,
Class
a
A*(a) 16,528 290,232
Entertainment — 2.8%
Sea Ltd., ADR* 1,482 237,668
Personal Care Products — 0.9%
Oddity Tech Ltd., Class
a
A* 1,059 78,821
Specialty Retail — 22.6%
Beyond, Inc.* 46,052 295,194
Buckle, Inc. (The) 7,089 302,062
Carvana Co., Class
a
A* 1,233 403,388
Chewy, Inc., Class
a
A* 7,402 334,941
Revolve Group, Inc., Class
a
A* 15,295 315,077
Wayfair, Inc., Class
a
A* 7,618 314,166
1,964,828
Textiles, Apparel & Luxury Goods — 3.4%
Figs, Inc., Class
a
A* 68,577 298,310
Total Common Stocks
(Cost $6,470,028)
7,310,868
Securities Lending Reinvestments (b) — 3 .9%
Investment Companies — 3 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $342,805) 342,805 342,805
Investments
Principal
Amount Value
Short-Term Investments — 9 .6%
Repurchase Agreements (d) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $832,932
(Cost $832,643) $ 832,643
$ 832,643
Total Investments — 97.8%
(Cost $7,645,476) 8,486,316
Other assets less liabilities — 2.2% 194,563
Net Assets — 100.0% $ 8,680,879
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $290,232, collateralized in the form of cash with a value of $342,805 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $342,805.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,737,901
Aggregate gross unrealized depreciation (1,212,348)
Net unrealized appreciation $ 525,553
Federal income tax cost $ 7,800,392

See accompanying notes to the financial statements.
LONG ONLINE/SHORT STORES ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
CLIX
::
Swap Agreements
a
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,700,149) 4/15/2027 BNP Paribas (4.68)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (152,578)
40,572 4/15/2027 BNP Paribas 5.13%
ProShares Online
Retail Index 3,016
(2,659,577) (149,562) — 85,020 (64,542)
(140,651) 11/6/2026
Goldman Sachs
International (4.08)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index 2,141
15,456 11/6/2026
Goldman Sachs
International 5.08%
ProShares Online
Retail Index 306
(125,195) 2,447 — — 2,447
(1,493,330) 3/8/2027
Societe
Generale (3.98)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (86,775)
1,246,134 11/6/2026
Societe
Generale 3.93%
ProShares Online
Retail Index 63,283
(247,196) (23,492) — 23,492 —
61,824 1/26/2026 UBS AG 5.13%
ProShares Online
Retail Index 10,236 — — 10,236
(2,970,144) (160,371)
Total Unrealized
Appreciation
78,982
Total Unrealized
Depreciation
(239,353)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
MRGR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 70 .4%
Aerospace & Defense — 5.7%
Spirit AeroSystems Holdings,
Inc., Class
a
A* 8,110 $ 303,152
Triumph Group, Inc.* 11,642 300,247
603,399
Banks — 2.8%
Pacific Premier Bancorp, Inc. 13,950 295,740
Biotechnology — 2.9%
SpringWorks Therapeutics, Inc.* 6,415 299,645
Building Products — 2.9%
AZEK Co., Inc. (The), Class
a
A* 6,091 301,565
Chemicals — 2.9%
Covestro AG*(a) 4,487 306,195
Consumer Staples Distribution & Retail — 2.8%
Walgreens Boots Alliance, Inc. 26,002 292,523
Electric Utilities — 2.8%
TXNM Energy, Inc. 5,250 297,623
Electronic Equipment, Instruments & Components — 2.8%
FARO Technologies, Inc.* 7,000 296,590
Financial Services — 2.8%
AvidXchange Holdings, Inc.* 30,500 298,595
Food Products — 2.8%
Kellanova 3,540 292,510
Health Care Providers & Services — 2.0%
Cross Country Healthcare, Inc.* 15,889 209,417
Hotels, Restaurants & Leisure — 5.8%
Everi Holdings, Inc.* 21,799 307,584
Playa Hotels & Resorts NV* 22,146 298,085
605,669
Insurance — 3.5%
Direct Line Insurance Group plc 90,589 363,237
Media — 4.9%
Interpublic Group of Cos., Inc.
(The) 9,499 227,596
Liberty Broadband Corp.,
Class
a
C* 3,104 291,155
518,751
Metals & Mining — 2.9%
Gold Road Resources Ltd. 141,000 309,021
Oil, Gas & Consumable Fuels — 2.9%
Parkland Corp. 10,725 302,755
Investments
Shares Value
Common Stocks (continued)
Professional Services — 5.7%
Dun & Bradstreet Holdings, Inc. 32,813 $ 295,645
NV5 Global, Inc.* 13,500 298,350
593,995
Real Estate Management & Development — 2.9%
Redfin Corp.*(b) 30,223 301,928
Software — 2.9%
Informatica, Inc., Class
a
A* 12,450 298,925
Specialty Retail — 2.8%
Foot Locker, Inc.* 12,400 294,624
Textiles, Apparel & Luxury Goods — 2.9%
Skechers USA, Inc., Class
a
A* 4,830 299,653
Total Common Stocks
(Cost $7,318,018)
7,382,360
Securities Lending Reinvestments (c) — 3 .0%
Investment Companies — 3 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $317,331) 317,331 317,331
Principal
Amount
Short-Term Investments — 29 .4%
Repurchase Agreements (e) — 29 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,090,922
(Cost $3,089,855) $ 3,089,855
3,089,855
Total Investments — 102.8%
(Cost $10,725,204) 10,789,546
Liabilities in excess of other assets — (2.8%) (290,240)
Net Assets — 100.0% $ 10,499,306
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $301,918, collateralized in the form of cash with a value of $317,331 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $317,331.
(d) Rate shown is the 7-day yield as of May 31, 2025.

See accompanying notes to the financial statements.
MERGER ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
MRGR
::
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 222,885
Aggregate gross unrealized depreciation (253,337)
Net unrealized depreciation $ (30,452)
Federal income tax cost $ 10,725,204
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of May 31, 2025:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/15/25 603,000 $ (386,709) $ 388,945 $ 2,236
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/15/25 454,000 (325,730) 331,544 5,814
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/15/25 (467,000) 302,354 (301,223) 1,131
U.S. Dollar vs. Euro Goldman Sachs International 07/15/25 (4,000) 4,564 (4,554) 10
Total Unrealized Appreciation $ 9,191
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/15/25 (598,000) $ 363,680 $ (385,720) $ (22,040)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/15/25 (874,000) 624,494 (638,259) (13,765)
U.S. Dollar vs. Euro Goldman Sachs International 07/15/25 (263,000) 288,601 (299,457) (10,856)
U.S. Dollar vs. British Pound Goldman Sachs International 07/15/25 (263,000) 336,713 (354,420) (17,707)
Total Unrealized Depreciation $ (64,368)
Total Net Unrealized Depreciation $ (55,177)
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
MAY 31, 2025 :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(8,096) 11/13/2025 Citibank NA (3.63)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
173
9,071 11/13/2025 Citibank NA 4.98%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
(22)
975 151 — — 151
(2,388,261) 11/6/2026
Societe
Generale (4.08)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(22,768)
387,035 11/6/2026
Societe
Generale 5.23%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
(17,000)
(2,001,226) (39,768) — 39,768 —
(2,000,251) (39,617)
Total Unrealized
Appreciation
173
Total Unrealized
Depreciation
(39,790)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 58 .1%
United Kingdom 3 .5%
Australia 3 .0%
Germany 2 .9%
Canada 2 .9%
Other
a
29 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
VERS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Broadline Retail — 4.5%
Amazon.com, Inc.* 1,205 $ 247,037
Communications Equipment — 1.1%
Nokia OYJ, ADR 11,160 58,255
Electronic Equipment, Instruments & Components — 6.9%
MicroVision, Inc.* 171,234 188,357
Vuzix Corp.*(a) 63,666 185,905
374,262
Entertainment — 14.6%
Electronic Arts, Inc. 1,390 199,854
NetEase, Inc., ADR 707 86,084
ROBLOX Corp., Class
a
A* 3,105 270,072
Take-Two Interactive Software,
Inc.* 1,048 237,142
793,152
Health Care Equipment & Supplies — 1.1%
Penumbra, Inc.* 219 58,467
Household Durables — 3.4%
Sony Group Corp., ADR 6,912 182,339
Interactive Media & Services — 16.4%
Alphabet, Inc., Class
a
A 1,403 240,951
fuboTV, Inc.* 70,142 256,720
Meta Platforms, Inc., Class
a
A 385 249,284
Snap, Inc., Class
a
A* 17,358 143,203
890,158
IT Services — 3.3%
Accenture plc, Class
a
A 446 141,302
Globant SA* 407 39,922
181,224
Media — 1.5%
Stagwell, Inc., Class
a
A* 18,644 83,152
Real Estate Management & Development — 1.7%
eXp World Holdings, Inc. 10,731 91,428
Semiconductors & Semiconductor Equipment — 24.3%
Ambarella, Inc.* 2,095 110,281
ASML Holding NV (Registered),
ADR 20 14,735
CEVA, Inc.* 3,991 74,871
Cirrus Logic, Inc.* 925 90,983
Himax Technologies, Inc., ADR 25,826 210,482
Intel Corp. 1,079 21,094
Magnachip Semiconductor
Corp.* 8,411 30,364
Micron Technology, Inc. 193 18,231
NVIDIA Corp. 1,935 261,477
QUALCOMM, Inc. 1,562 226,802
STMicroelectronics NV, ADR 4,952 123,850
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 951 $ 136,326
1,319,496
Software — 11.8%
Agora, Inc., ADR* 2,820 10,096
InterDigital, Inc. 381 82,776
Microsoft Corp. 529 243,530
PTC, Inc.* 1,071 180,271
Unity Software, Inc.* 4,750 123,880
640,553
Specialty Retail — 1.5%
Williams-Sonoma, Inc. 491 79,424
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. 1,053 211,495
Immersion Corp. 19,282 145,001
Xerox Holdings Corp. 11,723 57,325
413,821
Total Common Stocks
(Cost $5,045,975)
5,412,768
Securities Lending Reinvestments (b) — 3 .7%
Investment Companies — 3 .7%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $203,551) 203,551 203,551
Total Investments — 103.4%
(Cost $5,249,526) 5,616,319
Liabilities in excess of other assets — (3.4%) (183,268)
Net Assets — 100.0% $ 5,433,051
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $182,883, collateralized in the form of cash with a value of $203,551 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $203,551.
(c) Rate shown is the 7-day yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

See accompanying notes to the financial statements.
MAY 31, 2025 :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
VERS
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,045,183
Aggregate gross unrealized depreciation (698,043)
Net unrealized appreciation $ 347,140
Federal income tax cost $ 5,269,179
Metaverse ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 83 .8%
Taiwan 3 .9%
Japan 3 .3%
Ireland 2 .6%
Singapore 2 .3%
China 1 .8%
Finland 1 .1%
South Korea 0 .6%
Netherlands 0 .3%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
EFAD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .4%
Aerospace & Defense — 1.3%
BAE Systems plc 36,140 $ 926,726
Air Freight & Logistics — 1.2%
DSV A/S 3,620 852,834
Beverages — 1.2%
Diageo plc 30,381 826,371
Biotechnology — 1.3%
CSL Ltd. 5,555 882,970
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 27,555 904,973
Building Products — 1.3%
Geberit AG (Registered) 1,177 878,219
Capital Markets — 1.2%
Partners Group Holding AG 625 838,354
Chemicals — 7.5%
Croda International plc 20,823 861,521
Givaudan SA (Registered) 175 879,313
Nippon Sanso Holdings Corp. 24,947 894,873
Shin-Etsu Chemical Co. Ltd. 27,416 881,788
Sika AG (Registered) 3,220 861,097
Symrise AG, Class
a
A 7,340 875,354
5,253,946
Construction & Engineering — 1.2%
ACS Actividades de
Construccion y Servicios SA 12,628 829,334
Diversified Telecommunication Services — 5.0%
Elisa OYJ 16,481 868,147
HKT Trust & HKT Ltd. 613,245 883,712
Nippon Telegraph & Telephone
Corp. 819,628 911,108
Telenor ASA 56,406 864,544
3,527,511
Electric Utilities — 3.7%
CK Infrastructure Holdings Ltd. 129,795 840,025
Enel SpA 95,205 873,839
Iberdrola SA 47,697 870,700
2,584,564
Electrical Equipment — 1.2%
Schneider Electric SE 3,477 873,727
Electronic Equipment, Instruments & Components — 2.5%
Halma plc 21,979 861,332
Murata Manufacturing Co. Ltd. 60,768 897,865
1,759,197
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.5%
Sofina SA 3,091 $ 894,108
Washington H Soul Pattinson &
Co. Ltd. 36,083 857,559
1,751,667
Food Products — 6.3%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 57 917,911
Kerry Group plc, Class
a
A 7,966 869,975
Lotus Bakeries NV 86 889,423
MEIJI Holdings Co. Ltd. 39,573 884,459
Nestle SA (Registered) 8,203 875,666
4,437,434
Gas Utilities — 1.3%
APA Group 165,726 884,153
Health Care Equipment & Supplies — 4.9%
Coloplast A/S, Class
a
B 8,840 855,109
DiaSorin SpA 8,228 853,379
Fisher & Paykel Healthcare
Corp. Ltd. 41,585 906,234
Terumo Corp. 46,579 858,981
3,473,703
Health Care Providers & Services — 1.2%
Sonic Healthcare Ltd. 50,716 870,463
Household Durables — 1.2%
Sony Group Corp. 33,223 877,228
Household Products — 1.2%
Unicharm Corp. 109,882 873,833
Industrial Conglomerates — 3.7%
DCC plc 13,437 840,065
Hikari Tsushin, Inc. 3,231 880,886
Sekisui Chemical Co. Ltd. 50,835 884,271
2,605,222
Industrial REITs — 1.3%
Segro plc, REIT 96,990 911,647
Insurance — 5.0%
AIA Group Ltd. 101,642 850,954
Legal & General Group plc 267,512 897,193
Swiss Life Holding AG
(Registered) 883 882,839
Tokio Marine Holdings, Inc. 21,635 916,408
3,547,394
Interactive Media & Services — 1.2%
CAR Group Ltd. 37,141 849,958
IT Services — 5.1%
Obic Co. Ltd. 23,811 869,140

See accompanying notes to the financial statements.
MAY 31, 2025 :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
EFAD
::
Investments
Shares Value
Common Stocks (continued)
Otsuka Corp. 43,511 $ 894,223
SCSK Corp. 29,429 895,545
TIS, Inc. 27,591 907,877
3,566,785
Machinery — 1.2%
Spirax Group plc 10,785 831,196
Metals & Mining — 1.4%
Northern Star Resources Ltd. 72,806 983,003
Multi-Utilities — 1.2%
National Grid plc(a) 59,701 842,535
Personal Care Products — 1.3%
Kao Corp. 20,068 918,737
Pharmaceuticals — 10.0%
Astellas Pharma, Inc. 91,964 910,749
Novartis AG (Registered) 7,734 885,190
Novo Nordisk A/S, Class
a
B 12,585 868,879
Recordati Industria Chimica e
Farmaceutica SpA 14,957 896,540
Roche Holding AG 2,739 885,162
Sanofi SA 8,237 818,404
Shionogi & Co. Ltd. 55,001 917,859
UCB SA 4,782 868,060
7,050,843
Professional Services — 3.6%
Computershare Ltd. 32,721 846,937
RELX plc 15,839 853,106
Wolters Kluwer NV 4,799 851,532
2,551,575
Real Estate Management & Development — 2.5%
Hulic Co. Ltd. 85,714 868,456
Sumitomo Realty &
Development Co. Ltd. 23,888 919,629
1,788,085
Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV 1,167 866,311
Lasertec Corp.(a) 8,862 896,978
1,763,289
Software — 3.7%
Nemetschek SE 6,403 888,999
Sage Group plc (The) 52,871 869,137
SAP SE 2,906 877,214
2,635,350
Technology Hardware, Storage & Peripherals — 2.5%
FUJIFILM Holdings Corp. 39,362 895,837
Logitech International SA
(Registered) 10,012 834,059
1,729,896
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 2.4%
Brenntag SE 12,873 $ 871,584
Bunzl plc 26,074 835,451
1,707,035
Water Utilities — 1.3%
United Utilities Group plc 57,354 905,707
Total Common Stocks
(Cost $61,328,590)
69,295,464
Securities Lending Reinvestments (b) — 2 .6%
Investment Companies — 2 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $1,865,012) 1,865,012 1,865,012
Principal
Amount
Short-Term Investments — 0 .5%
Repurchase Agreements (d) — 0 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $332,383
(Cost $332,267) $ 332,267
332,267
Total Investments — 101.5%
(Cost $63,525,869) 71,492,743
Liabilities in excess of other assets — (1.5%) (1,044,618)
Net Assets — 100.0% $ 70,448,125
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$1,671,395, collateralized in the form of cash with a value of
$1,865,012 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $1,865,012.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
EFAD
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,048,409
Aggregate gross unrealized depreciation (4,122,058)
Net unrealized appreciation $ 7,926,351
Federal income tax cost $ 63,566,392
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
Japan 29 .2%
United Kingdom 16 .0%
Switzerland 12 .4%
Australia 8 .8%
Germany 5 .0%
Belgium 3 .8%
Italy 3 .7%
Denmark 3 .7%
Hong Kong 3 .7%
Netherlands 2 .4%
Spain 2 .4%
France 2 .4%
New Zealand 1 .3%
Ireland 1 .2%
Finland 1 .2%
Norway 1 .2%
Other
a
1 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
EMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Automobile Components — 2.0%
Hankook Tire & Technology Co.
Ltd. 5,651 $ 157,689
Banks — 11.9%
Bank of China Ltd., Class
a
A 202,100 155,035
Bank of Communications Co.
Ltd., Class
a
A 149,000 157,371
China Construction Bank Corp.,
Class
a
A 123,700 155,232
China Merchants Bank Co. Ltd.,
Class
a
A 25,800 155,716
Industrial & Commercial Bank
of China Ltd., Class
a
A 159,000 156,221
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 243,994 158,698
938,273
Beverages — 13.5%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 10,500 152,630
Coca-Cola Femsa SAB de CV 16,837 159,915
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 24,600 150,730
Kweichow Moutai Co. Ltd.,
Class
a
A 700 148,060
Luzhou Laojiao Co. Ltd.,
Class
a
A 9,200 149,486
Tsingtao Brewery Co. Ltd.,
Class
a
H 21,784 151,272
Wuliangye Yibin Co. Ltd.,
Class
a
A 8,800 154,629
1,066,722
Capital Markets — 2.0%
Reinet Investments SCA 5,786 156,773
Chemicals — 4.0%
Asian Paints Ltd. 5,860 154,699
Pidilite Industries Ltd. 4,480 162,667
317,366
Communications Equipment — 1.9%
Yealink Network Technology
Corp. Ltd., Class
a
A 32,300 151,451
Construction & Engineering — 2.0%
China Railway Group Ltd.,
Class
a
A 200,600 155,836
Consumer Finance — 2.0%
Sundaram Finance Ltd. 2,638 158,342
Consumer Staples Distribution & Retail — 2.0%
Grupo Comercial Chedraui SA
de CV(b) 21,651 156,645
Electric Utilities — 3.8%
Interconexion Electrica SA ESP 30,931 143,824
Investments
Shares Value
Common Stocks (continued)
Power Grid Corp. of India Ltd. 45,161 $ 152,911
296,735
Electrical Equipment — 1.9%
WEG SA 20,000 148,090
Financial Services — 2.0%
Chailease Holding Co. Ltd. 38,036 154,208
Food Products — 1.9%
China Mengniu Dairy Co. Ltd. 66,833 150,694
Gas Utilities — 2.0%
ENN Energy Holdings Ltd. 19,215 153,649
Ground Transportation — 2.1%
Localiza Rent a Car SA 21,353 160,386
Health Care Providers & Services — 1.9%
Mouwasat Medical Services
Co. 7,731 149,606
Household Durables — 2.0%
Midea Group Co. Ltd., Class
a
A* 14,400 158,213
Independent Power and Renewable Electricity Producers — 2.0%
China National Nuclear Power
Co. Ltd., Class
a
A 117,800 156,832
Industrial Conglomerates — 4.1%
LG Corp. 3,179 163,593
Metlen Energy & Metals SA 3,176 161,196
324,789
Interactive Media & Services — 1.9%
Tencent Holdings Ltd. 2,379 151,155
IT Services — 8.0%
Infosys Ltd., ADR 8,656 157,453
LTIMindtree Ltd.(a) 2,682 158,864
Mphasis Ltd. 5,312 158,835
Persistent Systems Ltd. 2,382 156,935
632,087
Life Sciences Tools & Services — 2.2%
Hangzhou Tigermed Consulting
Co. Ltd., Class
a
A 25,000 172,115
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 2.0%
China Coal Energy Co. Ltd.,
Class
a
H 142,826 159,928
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —
159,928

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
EMDV
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 2.0%
Hindustan Unilever Ltd. 5,747 $ 157,706
Pharmaceuticals — 6.5%
CSPC Pharmaceutical Group
Ltd. 195,196 201,642
Yuhan Corp. 2,073 156,711
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 5,500 155,963
514,316
Semiconductors & Semiconductor Equipment — 1.9%
NAURA Technology Group Co.
Ltd., Class
a
A 2,600 151,236
Software — 4.0%
Shanghai Baosight Software
Co. Ltd., Class
a
A 43,300 150,918
Tata Elxsi Ltd. 2,171 163,367
314,285
Technology Hardware, Storage & Peripherals — 2.1%
Wistron Corp. 43,247 168,119
Tobacco — 1.9%
ITC Ltd. 30,934 151,118
Wireless Telecommunication Services — 1.9%
PLDT, Inc. 6,951 151,491
Total Common Stocks
(Cost $7,699,965)
7,835,855
Securities Lending Reinvestments (c) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $76,430) 76,430 76,430
Principal
Amount
Short-Term Investments — 2 .4%
Repurchase Agreements (e) — 2 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $190,703
(Cost $190,635) $ 190,635
190,635
Total Investments — 102.8%
(Cost $7,967,030) 8,102,920
Liabilities in excess of other assets — (2.8%) (220,988)
Net Assets — 100.0% $ 7,881,932
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $71,815, collateralized in the form of cash with a value of $76,430 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $76,430.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 967,927
Aggregate gross unrealized depreciation (870,868)
Net unrealized appreciation $ 97,059
Federal income tax cost $ 8,005,861

See accompanying notes to the financial statements.
MAY 31, 2025 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
China 49 .7%
India 20 .0%
South Korea 6 .1%
Taiwan 4 .1%
Mexico 4 .0%
Brazil 3 .9%
Greece 2 .0%
Israel 2 .0%
South Africa 2 .0%
Philippines 1 .9%
Saudi Arabia 1 .9%
Colombia 1 .8%
Russia 0.0% *
Other
a
0 .6%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
EUDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .6%
Aerospace & Defense — 2.3%
BAE Systems plc 7,577 $ 194,295
Air Freight & Logistics — 2.2%
DSV A/S 762 179,519
Beverages — 2.1%
Diageo plc 6,370 173,266
Building Products — 2.2%
Geberit AG (Registered) 247 184,299
Capital Markets — 2.1%
Partners Group Holding AG 131 175,719
Chemicals — 8.8%
Croda International plc 4,366 180,637
Givaudan SA (Registered) 37 185,912
Sika AG (Registered) 675 180,509
Symrise AG, Class
a
A 1,539 183,538
730,596
Construction & Engineering — 2.1%
ACS Actividades de
Construccion y Servicios SA 2,648 173,905
Diversified Telecommunication Services — 4.4%
Elisa OYJ 3,455 181,994
Telenor ASA 11,826 181,259
363,253
Electric Utilities — 4.4%
Enel SpA 19,960 183,203
Iberdrola SA 10,000 182,548
365,751
Electrical Equipment — 2.2%
Schneider Electric SE 729 183,189
Electronic Equipment, Instruments & Components — 2.2%
Halma plc 4,608 180,582
Financial Services — 2.3%
Sofina SA 648 187,442
Food Products — 9.0%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 12 193,245
Kerry Group plc, Class
a
A 1,670 182,382
Lotus Bakeries NV 18 186,158
Nestle SA (Registered) 1,720 183,609
745,394
Health Care Equipment & Supplies — 4.3%
Coloplast A/S, Class
a
B 1,830 177,019
DiaSorin SpA 1,725 178,911
355,930
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.1%
DCC plc 2,817 $ 176,115
Industrial REITs — 2.3%
Segro plc, REIT 20,335 191,137
Insurance — 4.5%
Legal & General Group plc 56,086 188,104
Swiss Life Holding AG
(Registered) 185 184,966
373,070
Machinery — 2.1%
Spirax Group plc 2,261 174,254
Multi-Utilities — 2.1%
National Grid plc(a) 12,517 176,647
Pharmaceuticals — 13.1%
Novartis AG (Registered) 1,621 185,531
Novo Nordisk A/S, Class
a
B 2,598 179,368
Recordati Industria Chimica e
Farmaceutica SpA 3,136 187,976
Roche Holding AG 574 185,499
Sanofi SA 1,727 171,590
UCB SA 1,002 181,889
1,091,853
Professional Services — 4.3%
RELX plc 3,321 178,873
Wolters Kluwer NV 1,006 178,504
357,377
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 245 181,873
Software — 6.6%
Nemetschek SE 1,342 186,325
Sage Group plc (The) 11,085 182,224
SAP SE 609 183,835
552,384
Technology Hardware, Storage & Peripherals — 2.1%
Logitech International SA
(Registered) 2,099 174,859
Trading Companies & Distributors — 4.3%
Brenntag SE 2,699 182,740
Bunzl plc 5,467 175,171
357,911
Water Utilities — 2.3%
United Utilities Group plc 12,025 189,893
Total Common Stocks
(Cost $7,612,354)
8,190,513

See accompanying notes to the financial statements.
MAY 31, 2025 :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
EUDV
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 2 .3%
Investment Companies — 2 .3%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $194,910) 194,910 $ 194,910
Principal
Amount
Short-Term Investments — 0 .8%
Repurchase Agreements (d) — 0 .8%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $66,838
(Cost $66,815) $ 66,815
66,815
Total Investments — 101.7%
(Cost $7,874,079) 8,452,238
Liabilities in excess of other assets — (1.7%) (139,114)
Net Assets — 100.0% $ 8,313,124
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $176,647, collateralized in the form of cash with a value of $194,910 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $194,910.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,136,594
Aggregate gross unrealized depreciation (562,832)
Net unrealized appreciation $ 573,762
Federal income tax cost $ 7,878,476
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United Kingdom 28 .4%
Switzerland 22 .1%
Germany 8 .9%
Belgium 6 .7%
Italy 6 .6%
Denmark 6 .4%
Netherlands 4 .3%
Spain 4 .3%
France 4 .3%
Ireland 2 .2%
Finland 2 .2%
Norway 2 .2%
Other
a
1 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
ANEW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 0.4%
AeroVironment, Inc.* 98 $ 17,447
Kratos Defense & Security
Solutions, Inc.* 463 17,080
34,527
Biotechnology — 2.7%
AbbVie, Inc. 917 170,663
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 2,200 21,187
CRISPR Therapeutics AG*(a) 535 19,415
Ultragenyx Pharmaceutical,
Inc.* 563 19,159
230,424
Broadline Retail — 4.3%
Alibaba Group Holding Ltd. 10,902 158,363
Amazon.com, Inc.* 831 170,363
eBay, Inc. 475 34,756
363,482
Capital Markets — 0.6%
Coinbase Global, Inc., Class
a
A* 63 15,537
FactSet Research Systems, Inc. 35 16,039
Robinhood Markets, Inc.,
Class
a
A* 255 16,868
48,444
Chemicals — 10.5%
Corteva, Inc. 2,450 173,460
FMC Corp. 1,733 70,290
International Flavors &
Fragrances, Inc. 2,176 166,595
Nutrien Ltd. 2,894 170,981
Scotts Miracle-Gro Co. (The) 656 39,071
Sensient Technologies Corp. 553 52,275
Symrise AG, Class
a
A 1,433 170,927
UPL Ltd. 5,906 43,335
886,934
Communications Equipment — 1.0%
Arista Networks, Inc.* 173 14,989
Cisco Systems, Inc. 528 33,285
F5, Inc.* 58 16,552
Juniper Networks, Inc. 458 16,456
81,282
Consumer Staples Distribution & Retail — 1.7%
Sprouts Farmers Market, Inc.* 824 142,437
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. 534 16,004
Insight Enterprises, Inc.* 121 15,777
31,781
Entertainment — 7.1%
Electronic Arts, Inc. 227 32,638
Investments
Shares Value
Common Stocks (continued)
International Games System
Co. Ltd. 1,199 $ 33,727
Konami Group Corp. 259 35,377
Netflix, Inc.* 142 171,427
Nintendo Co. Ltd. 2,125 174,776
Sea Ltd., ADR* 765 122,683
Take-Two Interactive Software,
Inc.* 145 32,811
603,439
Financial Services — 2.8%
Euronet Worldwide, Inc.* 149 16,134
Mastercard, Inc., Class
a
A 126 73,785
One 97 Communications Ltd.* 1,665 17,325
PayPal Holdings, Inc.* 228 16,024
Visa, Inc., Class
a
A 267 97,506
Western Union Co. (The) 1,674 15,535
236,309
Food Products — 4.6%
Kerry Group plc, Class
a
A 1,556 169,962
McCormick & Co., Inc.
(Non-Voting) 2,284 166,115
Simply Good Foods Co. (The)* 1,470 50,730
386,807
Health Care Equipment & Supplies — 13.3%
Abbott Laboratories 1,254 167,509
Becton Dickinson & Co. 723 124,783
Boston Scientific Corp.* 1,591 167,469
Edwards Lifesciences Corp.* 1,475 115,375
Globus Medical, Inc., Class
a
A* 341 20,180
ICU Medical, Inc.* 156 21,038
Inspire Medical Systems, Inc.* 140 19,348
Intuitive Surgical, Inc.* 304 167,911
PROCEPT BioRobotics Corp.* 355 20,590
ResMed, Inc. 370 90,572
Stryker Corp. 435 166,449
Teleflex, Inc. 166 20,297
TransMedics Group, Inc.* 169 21,483
1,123,004
Health Care Providers & Services — 1.3%
Guardant Health, Inc.* 526 21,366
Henry Schein, Inc.* 287 20,087
Hims & Hers Health, Inc.* 343 19,400
Quest Diagnostics, Inc. 281 48,709
109,562
Hotels, Restaurants & Leisure — 6.2%
Booking Holdings, Inc. 32 176,606
Delivery Hero SE*(b) 2,925 80,970
DoorDash, Inc., Class
a
A* 826 172,345
DraftKings, Inc., Class
a
A* 956 34,301
Just Eat Takeaway.com NV*(b) 1,031 22,787
Tongcheng Travel Holdings Ltd.
(b) 12,797 36,150
523,159

See accompanying notes to the financial statements.
MAY 31, 2025 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
ANEW
::
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 7.5%
Alphabet, Inc., Class
a
A 734 $ 126,057
Kuaishou Technology*(b) 5,411 36,782
Meta Platforms, Inc., Class
a
A 266 172,232
Pinterest, Inc., Class
a
A* 1,069 33,257
REA Group Ltd. 215 33,221
SEEK Ltd. 2,432 38,110
Snap, Inc., Class
a
A* 4,044 33,363
Tencent Holdings Ltd. 2,566 163,036
636,058
IT Services — 1.3%
Accenture plc, Class
a
A 71 22,494
Akamai Technologies, Inc.* 213 16,173
Cloudflare, Inc., Class
a
A* 105 17,419
GDS Holdings Ltd., Class
a
A* 5,087 15,343
International Business
Machines Corp. 143 37,046
108,475
Life Sciences Tools & Services — 3.1%
Danaher Corp. 857 162,744
Illumina, Inc.* 250 20,560
Medpace Holdings, Inc.* 69 20,348
QIAGEN NV* 489 22,071
Revvity, Inc. 225 20,344
Tempus AI, Inc., Class
a
A* 337 18,596
264,663
Machinery — 4.9%
AGCO Corp. 971 95,138
Bucher Industries AG
(Registered) 47 22,672
CNH Industrial NV 9,449 118,207
Deere & Co. 322 163,016
SMC Corp. 43 16,182
415,215
Pharmaceuticals — 4.0%
Eli Lilly & Co. 227 167,451
Roche Holding AG 535 172,591
340,042
Professional Services — 0.2%
Paylocity Holding Corp.* 82 15,654
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.* 182 20,153
Broadcom, Inc. 693 167,754
Marvell Technology, Inc. 269 16,191
MediaTek, Inc. 379 15,935
NVIDIA Corp. 1,261 170,399
QUALCOMM, Inc. 283 41,092
Rigetti Computing, Inc.* 1,387 16,796
Semtech Corp.* 420 15,679
Silicon Laboratories, Inc.* 129 15,548
479,547
Investments
Shares Value
Common Stocks (continued)
Software — 12.9%
Adobe, Inc.* 406 $ 168,527
ANSYS, Inc.* 100 33,082
BlackLine, Inc.* 298 16,667
Box, Inc., Class
a
A* 517 19,553
C3.ai, Inc., Class
a
A* 714 18,985
Cadence Design Systems, Inc.* 529 151,860
Check Point Software
Technologies Ltd.* 75 17,166
Commvault Systems, Inc.* 92 16,850
Core Scientific, Inc.* 1,514 16,124
Crowdstrike Holdings, Inc.,
Class
a
A* 38 17,912
CyberArk Software Ltd.* 47 17,991
Docusign, Inc., Class
a
A* 184 16,304
Dropbox, Inc., Class
a
A* 577 16,652
D-Wave Quantum, Inc.* 999 16,314
Gen Digital, Inc. 582 16,575
Gitlab, Inc., Class
a
A* 330 15,018
JFrog Ltd.* 380 16,317
Klaviyo, Inc., Class
a
A* 1,014 34,476
MARA Holdings, Inc.*(a) 1,021 14,417
Microsoft Corp. 370 170,333
MicroStrategy, Inc., Class
a
A* 40 14,762
Oracle Corp. 247 40,886
Palantir Technologies, Inc.,
Class
a
A* 214 28,201
Palo Alto Networks, Inc.* 103 19,819
Procore Technologies, Inc.* 238 15,987
Riot Platforms, Inc.* 1,852 14,946
Rubrik, Inc., Class
a
A* 186 17,735
SAP SE 143 43,174
SoundHound AI, Inc., Class
a
A* 1,659 16,773
Tenable Holdings, Inc.* 506 16,303
Trend Micro, Inc. 220 16,550
Varonis Systems, Inc., Class
a
B* 355 16,926
Workday, Inc., Class
a
A* 60 14,863
1,088,048
Specialized REITs — 0.2%
Keppel DC, REIT 10,010 16,997
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. 819 164,496
Hewlett Packard Enterprise Co. 933 16,122
IonQ, Inc.*(a) 468 18,879
NetApp, Inc. 164 16,263
215,760
Wireless Telecommunication Services — 0.2%
Vodafone Group plc 15,916 16,486
Total Common Stocks
(Cost $6,889,023)
8,398,536

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
ANEW
::
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $33,567) 33,567 $ 33,567
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $21,030
(Cost $21,022) $ 21,022
21,022
Total Investments — 100.1%
(Cost $6,943,612) 8,453,125
Liabilities in excess of other assets — (0.1%) (8,653)
Net Assets — 100.0% $ 8,444,472
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $41,318, collateralized in the form of cash with a value of $33,567 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $21,015 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.25%, and maturity dates ranging from October
15, 2025 – February 15, 2054. The total value of collateral is
$54,582.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $33,567.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,887,020
Aggregate gross unrealized depreciation (532,864)
Net unrealized appreciation $ 1,354,156
Federal income tax cost $ 7,098,969

See accompanying notes to the financial statements.
MAY 31, 2025 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
ANEW
::
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 76 .7%
China 5 .1%
Germany 3 .8%
Japan 2 .9%
Switzerland 2 .3%
Canada 2 .0%
Ireland 2 .0%
Singapore 1 .7%
Australia 0 .8%
India 0 .7%
Taiwan 0 .6%
Israel 0 .4%
Netherlands 0 .3%
United Kingdom 0 .2%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
TINY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Biotechnology — 3.1%
Novavax, Inc.*(a) 16,686 $ 122,475
Chemicals — 14.3%
Advanced Nano Products Co.
Ltd. 1,265 44,560
Cabot Corp. 2,134 159,389
Hanwha Solutions Corp. 8,148 175,988
LG Chem Ltd. 1,082 154,728
Toyo Gosei Co. Ltd. 845 27,218
561,883
Electronic Equipment, Instruments & Components — 9.1%
Jeol Ltd. 5,287 148,732
nLight, Inc.* 5,129 77,602
Park Systems Corp. 725 128,216
354,550
Life Sciences Tools & Services — 8.6%
Alpha Teknova, Inc.*(a) 5,321 30,702
Bruker Corp. 4,325 158,727
Evotec SE* 18,441 145,567
334,996
Semiconductors & Semiconductor Equipment — 64.4%
ACM Research, Inc., Class
a
A* 6,028 135,931
Applied Materials, Inc. 1,115 174,776
ASML Holding NV 252 187,103
Axcelis Technologies, Inc.* 3,338 188,063
Entegris, Inc. 2,093 143,873
KLA Corp. 243 183,922
Lam Research Corp. 2,366 191,149
NVE Corp. 502 35,722
NVIDIA Corp. 1,517 204,992
Onto Innovation, Inc.* 1,345 123,659
SCREEN Holdings Co. Ltd. 2,532 182,120
SkyWater Technology, Inc.*(a) 4,983 45,046
SUSS MicroTec SE 1,983 86,146
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,070 206,853
Ultra Clean Holdings, Inc.* 4,684 90,729
United Microelectronics Corp. 123,043 191,944
Veeco Instruments, Inc.* 6,010 116,053
Wonik QnC Corp. 2,727 32,613
2,520,694
Total Common Stocks
(Cost $4,486,451)
3,894,598
Investments
Shares Value
Securities Lending Reinvestments (b) — 3 .8%
Investment Companies — 3 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $150,475) 150,475 $ 150,475
Total Investments — 103.3%
(Cost $4,636,926) 4,045,073
Liabilities in excess of other assets — (3.3%) (130,858)
Net Assets — 100.0% $ 3,914,215
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $173,562, collateralized in the form of cash with a value of $150,475 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $26,539 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.25% – 4.75%, and maturity dates ranging from June
30, 2025 – November 15, 2053. The total value of collateral is
$177,014.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $150,475.
(c) Rate shown is the 7-day yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 416,520
Aggregate gross unrealized depreciation (1,013,503)
Net unrealized depreciation $ (596,983)
Federal income tax cost $ 4,642,056

See accompanying notes to the financial statements.
MAY 31, 2025 :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 55 .8%
South Korea 13 .7%
Taiwan 10 .2%
Japan 9 .1%
Germany 5 .9%
Netherlands 4 .8%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
QQQA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 5.5%
Tesla, Inc.* 1,748 $ 605,612
Beverages — 4.7%
Coca-Cola Europacific Partners
plc 5,591 513,198
Biotechnology — 4.6%
Gilead Sciences, Inc. 4,521 497,672
Broadline Retail — 4.7%
Amazon.com, Inc.* 2,489 510,270
Commercial Services & Supplies — 4.8%
Cintas Corp. 2,332 528,198
Consumer Staples Distribution & Retail — 4.7%
Costco Wholesale Corp. 493 512,809
Electric Utilities — 13.1%
American Electric Power Co.,
Inc. 4,647 480,918
Exelon Corp. 10,741 470,670
Xcel Energy, Inc. 6,938 486,354
1,437,942
Entertainment — 10.3%
Netflix, Inc.* 503 607,237
Take-Two Interactive Software,
Inc.* 2,286 517,276
1,124,513
Health Care Equipment & Supplies — 4.6%
Intuitive Surgical, Inc.* 910 502,629
Hotels, Restaurants & Leisure — 14.1%
Booking Holdings, Inc. 103 568,450
DoorDash, Inc., Class
a
A* 2,523 526,424
Starbucks Corp. 5,365 450,391
1,545,265
Interactive Media & Services — 4.8%
Meta Platforms, Inc., Class
a
A 812 525,762
Software — 10.7%
Fortinet, Inc.* 4,761 484,575
Palantir Technologies, Inc.,
Class
a
A* 5,172 681,566
1,166,141
Specialty Retail — 4.4%
O'Reilly Automotive, Inc.* 353 482,728
Trading Companies & Distributors — 4.7%
Fastenal Co. 12,444 514,435
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 4.1%
T-Mobile US, Inc. 1,867 $ 452,187
Total Common Stocks
(Cost $8,910,678)
10,919,361
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $6,991
(Cost $6,990) $ 6,990
6,990
Total Investments — 99.9%
(Cost $8,917,668) 10,926,351
Other assets less liabilities — 0.1% 9,433
Net Assets — 100.0% $ 10,935,784
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,142,499
Aggregate gross unrealized depreciation (133,816)
Net unrealized appreciation $ 2,008,683
Federal income tax cost $ 8,917,668

MAY 31, 2025 :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
IQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 96.4%
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.* 686 $ 514,747
Automobiles — 3.1%
Tesla, Inc.* 13,377 4,634,595
Beverages — 2.0%
Coca-Cola Europacific Partners
plc 4,175 383,223
Keurig Dr Pepper, Inc. 12,283 413,569
Monster Beverage Corp.* 8,815 563,719
PepsiCo, Inc. 12,419 1,632,478
2,992,989
Biotechnology — 2.9%
Amgen, Inc. 4,862 1,401,131
Biogen, Inc.* 1,329 172,491
Gilead Sciences, Inc. 11,278 1,241,482
Regeneron Pharmaceuticals,
Inc. 972 476,552
Vertex Pharmaceuticals, Inc.* 2,327 1,028,651
4,320,307
Broadline Retail — 6.5%
Amazon.com, Inc.* 39,018 7,999,080
MercadoLibre, Inc.* 459 1,176,550
PDD Holdings, Inc., ADR* 6,052 584,079
9,759,709
Chemicals — 1.3%
Linde plc 4,281 2,001,710
Commercial Services & Supplies — 0.9%
Cintas Corp. 3,660 828,990
Copart, Inc.* 8,752 450,553
1,279,543
Communications Equipment — 1.5%
Cisco Systems, Inc. 36,027 2,271,142
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 4,025 4,186,724
Electric Utilities — 1.4%
American Electric Power Co.,
Inc. 4,826 499,443
Constellation Energy Corp. 2,835 867,935
Exelon Corp. 9,097 398,631
Xcel Energy, Inc. 5,203 364,730
2,130,739
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 1,206 217,514
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 8,968 332,264
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.7%
Electronic Arts, Inc. 2,360 $ 339,321
Netflix, Inc.* 3,871 4,673,188
Take-Two Interactive Software,
Inc.* 1,594 360,690
Warner Bros Discovery, Inc.* 22,226 221,593
5,594,792
Financial Services — 0.4%
PayPal Holdings, Inc.* 8,956 629,428
Food Products — 0.7%
Kraft Heinz Co. (The) 10,823 289,299
Mondelez International, Inc.,
Class
a
A 11,715 790,645
1,079,944
Ground Transportation — 0.6%
CSX Corp. 17,153 541,863
Old Dominion Freight Line, Inc. 1,926 308,488
850,351
Health Care Equipment & Supplies — 1.8%
Dexcom, Inc.* 3,544 304,075
GE HealthCare Technologies,
Inc. 4,142 292,177
IDEXX Laboratories, Inc.* 743 381,426
Intuitive Surgical, Inc.* 3,232 1,785,163
2,762,841
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 3,914 504,906
Booking Holdings, Inc. 302 1,666,717
DoorDash, Inc., Class
a
A* 3,576 746,132
Marriott International, Inc.,
Class
a
A 2,494 657,992
Starbucks Corp. 10,290 863,846
4,439,593
Industrial Conglomerates — 0.9%
Honeywell International, Inc. 5,881 1,333,046
Interactive Media & Services — 8.2%
Alphabet, Inc., Class
a
A 21,479 3,688,803
Alphabet, Inc., Class
a
C 20,235 3,497,620
Meta Platforms, Inc., Class
a
A 8,061 5,219,417
12,405,840
IT Services — 1.0%
Cognizant Technology Solutions
Corp., Class
a
A 4,477 362,592
Shopify, Inc., Class
a
A* 11,006 1,180,064
1,542,656
Machinery — 0.3%
PACCAR, Inc. 4,753 446,069

See accompanying notes to the financial statements.
NASDAQ-100 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.3%
Charter Communications, Inc.,
Class
a
A* 1,289 $ 510,792
Comcast Corp., Class
a
A 34,153 1,180,669
Trade Desk, Inc. (The), Class
a
A* 4,099 308,327
1,999,788
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 2,625 353,194
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 5,270 383,814
Professional Services — 1.4%
Automatic Data Processing, Inc. 3,686 1,199,904
Paychex, Inc. 3,261 514,944
Verisk Analytics, Inc., Class
a
A 1,274 400,214
2,115,062
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 3,714 273,202
Semiconductors & Semiconductor Equipment — 20.9%
Advanced Micro Devices, Inc.* 14,675 1,624,963
Analog Devices, Inc. 4,494 961,626
Applied Materials, Inc. 7,361 1,153,837
ARM Holdings plc, ADR*(b) 1,190 148,203
ASML Holding NV (Registered),
ADR 822 605,625
Broadcom, Inc. 28,544 6,909,646
GLOBALFOUNDRIES, Inc.* 5,004 179,143
Intel Corp. 39,214 766,634
KLA Corp. 1,209 915,068
Lam Research Corp. 11,629 939,507
Marvell Technology, Inc. 7,838 471,769
Microchip Technology, Inc. 4,864 282,307
Micron Technology, Inc. 10,086 952,723
NVIDIA Corp. 89,820 12,137,377
NXP Semiconductors NV 2,301 439,790
ON Semiconductor Corp.* 3,811 160,138
QUALCOMM, Inc. 10,016 1,454,323
Texas Instruments, Inc. 8,239 1,506,501
31,609,180
Software — 18.4%
Adobe, Inc.* 3,932 1,632,134
ANSYS, Inc.* 798 263,994
AppLovin Corp., Class
a
A* 2,803 1,101,579
Atlassian Corp., Class
a
A* 1,485 308,331
Autodesk, Inc.* 1,947 576,546
Cadence Design Systems, Inc.* 2,479 711,647
Crowdstrike Holdings, Inc.,
Class
a
A* 2,113 996,005
Datadog, Inc., Class
a
A* 2,872 338,551
Fortinet, Inc.* 6,967 709,101
Intuit, Inc. 2,528 1,904,772
Microsoft Corp. 27,364 12,597,291
MicroStrategy, Inc., Class
a
A* 2,159 796,801
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 20,366 $ 2,683,831
Palo Alto Networks, Inc.* 6,001 1,154,712
Roper Technologies, Inc. 971 553,732
Synopsys, Inc.* 1,403 650,964
Workday, Inc., Class
a
A* 1,938 480,062
Zscaler, Inc.* 1,393 384,050
27,844,103
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 519 709,732
Ross Stores, Inc. 2,985 418,169
1,127,901
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. 55,298 11,106,603
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 1,052 333,137
Trading Companies & Distributors — 0.3%
Fastenal Co. 10,389 429,481
Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc. 10,343 2,505,075
Total Common Stocks
(Cost $135,245,216)
145,807,083
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $157,162) 157,162 157,162
Principal
Amount
Short-Term Investments — 5.3%
Repurchase Agreements (e) — 5.3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,021,268
(Cost $8,018,499) $ 8,018,499
8,018,499
Total Investments — 101.8%
(Cost $143,420,877) 153,982,744
Liabilities in excess of other assets — (1.8%) (2,695,492)
Net Assets — 100.0% $ 151,287,252
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,264,332.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $148,203, collateralized in the form of cash with a value of $157,162 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.

See accompanying notes to the financial statements.
MAY 31, 2025 :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
IQQQ
::
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $157,162.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,907,019
Aggregate gross unrealized depreciation (9,852,006)
Net unrealized appreciation $ 5,055,013
Federal income tax cost $ 144,748,943
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 9 6/20/2025 U.S. Dollar $ 3,847,815 $ 289,893
Swap Agreements
a
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
149,589,926 11/6/2025
Goldman Sachs
International N/A
Nasdaq-100 Daily
Covered Call Index (4,468,681) 4,468,681 — —
149,589,926 (4,468,681)
Total Unrealized
Depreciation
(4,468,681)
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ON DEMAND ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
OND
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Entertainment — 57.5%
Capcom Co. Ltd. 3,404 $ 101,721
CD Projekt SA 712 42,191
Electronic Arts, Inc. 475 68,296
International Games System
Co. Ltd. 2,558 71,955
Krafton, Inc.* 311 83,177
NCSoft Corp. 189 20,890
NetEase, Inc. 4,334 105,405
Netflix, Inc.* 85 102,615
Nexon Co. Ltd.(a) 4,355 79,053
ROBLOX Corp., Class
a
A* 1,336 116,205
Spotify Technology SA* 159 105,757
Take-Two Interactive Software,
Inc.* 418 94,585
Tencent Music Entertainment
Group, Class
a
A 12,875 111,409
1,103,259
Ground Transportation — 12.2%
Grab Holdings Ltd., Class
a
A* 15,421 75,100
Lyft, Inc., Class
a
A* 3,848 58,644
Uber Technologies, Inc.* 1,199 100,908
234,652
Hotels, Restaurants & Leisure — 13.7%
Delivery Hero SE*(b) 2,096 58,022
DoorDash, Inc., Class
a
A* 444 92,641
Just Eat Takeaway.com NV*(b) 2,030 44,866
Meituan, Class
a
B*(b) 3,797 66,825
262,354
Interactive Media & Services — 5.8%
Bilibili, Inc., Class
a
Z* 3,189 59,826
Snap, Inc., Class
a
A* 6,372 52,569
112,395
Leisure Products — 1.4%
Peloton Interactive, Inc.,
Class
a
A* 3,698 26,256
Passenger Airlines — 1.9%
Joby Aviation, Inc.*(a) 4,738 37,051
Semiconductors & Semiconductor Equipment — 5.1%
Ambarella, Inc.* 422 22,214
NVIDIA Corp. 556 75,132
97,346
Software — 2.3%
Life360, Inc.* 711 45,184
Total Common Stocks
(Cost $1,737,311)
1,918,497
Investments
Shares Value
Securities Lending Reinvestments (c) — 5 .6%
Investment Companies — 5 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $107,340) 107,340 $ 107,340
Total Investments — 105.5%
(Cost $1,844,651) 2,025,837
Liabilities in excess of other assets — (5.5%) (106,492)
Net Assets — 100.0% $ 1,919,345
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $101,355, collateralized in the form of cash with a value of $107,340 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $107,340.
(d) Rate shown is the 7-day yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 388,992
Aggregate gross unrealized depreciation (250,422)
Net unrealized appreciation $ 138,570
Federal income tax cost $ 1,887,267

See accompanying notes to the financial statements.
MAY 31, 2025 :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
OND
::
On-Demand ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 46 .5%
Hong Kong 11 .3%
Japan 9 .4%
China 6 .6%
Luxembourg 5 .5%
South Korea 5 .4%
Singapore 3 .9%
Taiwan 3 .8%
Germany 3 .0%
Netherlands 2 .3%
Poland 2 .2%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

ONLINE RETAIL ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
ONLN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 60.7%
Alibaba Group Holding Ltd.,
ADR 56,204 $ 6,398,263
Amazon.com, Inc.* 89,109 18,268,236
Coupang, Inc.* 131,106 3,677,523
eBay, Inc. 74,875 5,478,604
Etsy, Inc.* 64,489 3,569,466
Global-e Online Ltd.* 25,743 820,429
JD.com, Inc., ADR 52,031 1,686,325
MercadoLibre, Inc.* 1,230 3,152,847
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 33,080 3,192,551
46,244,244
Distributors — 4.0%
GigaCloud Technology, Inc.,
Class
a
A*(a) 172,093 3,021,953
Entertainment — 3.2%
Sea Ltd., ADR* 15,432 2,474,830
Personal Care Products — 1.1%
Oddity Tech Ltd., Class
a
A* 11,027 820,740
Specialty Retail — 26.8%
Beyond, Inc.* 479,507 3,073,640
Buckle, Inc. (The) 73,813 3,145,172
Carvana Co., Class
a
A* 12,839 4,200,407
Chewy, Inc., Class
a
A* 77,074 3,487,598
Revolve Group, Inc., Class
a
A* 159,255 3,280,653
Wayfair, Inc., Class
a
A* 79,324 3,271,322
20,458,792
Textiles, Apparel & Luxury Goods — 4.1%
Figs, Inc., Class
a
A* 714,039 3,106,070
Total Common Stocks
(Cost $68,399,120)
76,126,629
Securities Lending Reinvestments (b) — 4 .5%
Investment Companies — 4 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $3,409,569) 3,409,569 3,409,569
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $78,856
(Cost $78,828) $ 78,828
$ 78,828
Total Investments — 104.5%
(Cost $71,887,517) 79,615,026
Liabilities in excess of other assets — (4.5%) (3,418,241)
Net Assets — 100.0% $ 76,196,785
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$3,021,953, collateralized in the form of cash with a value of
$3,409,569 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $3,409,569.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,233,692
Aggregate gross unrealized depreciation (9,594,712)
Net unrealized depreciation $ (361,020)
Federal income tax cost $ 79,976,046

MAY 31, 2025 :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
PAWZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .3%
Distributors — 0.0%(a)
Arata Corp. 640 $ 13,499
Food Products — 16.8%
Freshpet, Inc.* 72,584 5,818,333
General Mills, Inc. 13,130 712,434
I-TAIL Corp. PCL, NVDR 2,388,454 873,093
J M Smucker Co. (The) 2,495 280,962
Nestle SA (Registered) 24,858 2,648,902
Post Holdings, Inc.* 1,201 132,819
10,466,543
Health Care Equipment & Supplies — 14.8%
IDEXX Laboratories, Inc.* 11,879 6,098,203
Vimian Group AB*(b) 646,747 3,103,215
9,201,418
Health Care Providers & Services — 6.1%
Cencora, Inc. 4,397 1,280,582
CVS Group plc 151,954 2,538,717
3,819,299
Household Products — 8.1%
Central Garden & Pet Co.* 33,930 1,223,516
Colgate-Palmolive Co. 19,471 1,809,635
Oil-Dri Corp. of America 39,933 2,003,438
Spectrum Brands Holdings, Inc. 579 33,449
5,070,038
Insurance — 6.5%
Anicom Holdings, Inc. 257,499 1,220,434
Trupanion, Inc.* 59,372 2,801,764
4,022,198
Pharmaceuticals — 20.5%
Elanco Animal Health, Inc.* 11,839 159,116
Merck & Co., Inc. 34,598 2,658,510
SwedenCare AB 203,749 850,110
Virbac SACA 7,623 2,882,293
Zoetis, Inc., Class
a
A 36,673 6,184,168
12,734,197
Specialty Retail — 26.5%
Chewy, Inc., Class
a
A* 147,608 6,679,262
Pet Valu Holdings Ltd. 121,779 2,737,554
Petco Health & Wellness Co.,
Inc., Class
a
A* 548,336 2,012,393
Pets at Home Group plc 1,242,944 4,464,698
Tractor Supply Co. 12,719 615,600
16,509,507
Total Common Stocks
(Cost $57,590,000)
61,836,699
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $37,052) 37,052 $ 37,052
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $106,433
(Cost $106,396) $ 106,396
106,396
Total Investments — 99.6%
(Cost $57,733,448) 61,980,147
Other assets less liabilities — 0.4% 221,954
Net Assets — 100.0% $ 62,202,101
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $37,987, collateralized in the form of cash with a value of $37,052 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $37,052.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,715,271
Aggregate gross unrealized depreciation (4,009,803)
Net unrealized appreciation $ 705,468
Federal income tax cost $ 61,274,679

See accompanying notes to the financial statements.
PET CARE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 65 .1%
United Kingdom 11 .3%
Sweden 6 .3%
France 4 .6%
Canada 4 .4%
Switzerland 4 .2%
Japan 2 .0%
Thailand 1 .4%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
SMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 25.8%
Associated Banc-Corp. 307,577 $ 7,126,559
Atlantic Union Bankshares
Corp. 210,128 6,308,043
Cadence Bank 229,291 6,947,517
Community Financial System,
Inc. 116,921 6,575,637
First Busey Corp. 308,792 6,830,479
First Interstate BancSystem,
Inc., Class
a
A 240,624 6,532,942
First Merchants Corp. 168,568 6,355,014
Fulton Financial Corp. 378,451 6,528,280
German American Bancorp, Inc. 179,000 6,840,485
Heritage Financial Corp. 291,237 6,809,121
Independent Bank Corp. 110,390 6,788,985
Independent Bank Corp. 220,157 6,941,550
Mercantile Bank Corp. 152,802 6,747,736
NBT Bancorp, Inc. 157,046 6,572,375
Orrstown Financial Services,
Inc. 218,482 6,567,569
Peoples Bancorp, Inc. 228,236 6,691,880
Preferred Bank 82,992 6,938,961
S&T Bancorp, Inc. 178,551 6,545,680
Simmons First National Corp.,
Class
a
A 338,687 6,353,768
Southside Bancshares, Inc. 234,927 6,622,592
Tompkins Financial Corp. 106,063 6,512,268
United Bankshares, Inc. 198,496 7,173,645
United Community Banks, Inc. 235,169 6,758,757
Washington Trust Bancorp, Inc. 231,424 6,401,188
WesBanco, Inc. 213,394 6,568,267
167,039,298
Building Products — 1.9%
Apogee Enterprises, Inc. 145,412 5,620,174
Griffon Corp. 98,781 6,791,194
12,411,368
Capital Markets — 1.0%
Cohen & Steers, Inc. 79,657 6,120,844
Chemicals — 4.8%
Avient Corp. 166,596 6,019,114
Balchem Corp. 39,635 6,607,155
HB Fuller Co. 122,066 6,813,724
Quaker Chemical Corp. 50,139 5,437,073
Stepan Co. 118,384 6,427,067
31,304,133
Commercial Services & Supplies — 2.2%
ABM Industries, Inc. 127,464 6,710,980
HNI Corp. 154,700 7,198,191
13,909,171
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc. (The) 161,455 5,733,267
SpartanNash Co. 343,701 6,688,422
12,421,689
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.9%
Matthews International Corp.,
Class
a
A 283,069 $ 6,071,830
Diversified Telecommunication Services — 0.7%
Cogent Communications
Holdings, Inc. 97,266 4,446,029
Electric Utilities — 4.4%
ALLETE, Inc. 106,690 6,939,118
Otter Tail Corp. 85,761 6,619,034
Portland General Electric Co. 156,308 6,627,459
TXNM Energy, Inc. 145,736 8,261,774
28,447,385
Electronic Equipment, Instruments & Components — 1.3%
Badger Meter, Inc. 32,844 8,152,538
Financial Services — 0.9%
HA Sustainable Infrastructure
Capital, Inc.(a) 232,725 5,829,761
Food Products — 1.8%
J & J Snack Foods Corp. 50,317 5,795,009
Lancaster Colony Corp. 36,168 6,054,523
11,849,532
Gas Utilities — 5.2%
Chesapeake Utilities Corp. 53,408 6,525,923
New Jersey Resources Corp. 145,704 6,686,357
Northwest Natural Holding Co. 166,069 6,803,847
ONE Gas, Inc. 93,306 6,975,556
Spire, Inc. 91,024 6,852,287
33,843,970
Health Care Equipment & Supplies — 1.1%
LeMaitre Vascular, Inc. 85,585 7,035,087
Health Care Providers & Services — 1.2%
Ensign Group, Inc. (The) 53,425 7,867,365
Health Care REITs — 2.2%
CareTrust REIT, Inc. 269,371 7,747,110
Universal Health Realty Income
Trust, REIT 165,706 6,580,185
14,327,295
Household Products — 2.2%
Oil-Dri Corp. of America 146,327 7,341,226
WD-40 Co. 28,362 6,909,834
14,251,060
Industrial REITs — 0.9%
Terreno Realty Corp., REIT 101,811 5,744,177
Insurance — 2.1%
AMERISAFE, Inc. 139,512 6,622,634

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
SMDV
::
Investments
Shares Value
Common Stocks (continued)
Horace Mann Educators Corp. 166,860 $ 7,246,730
13,869,364
Leisure Products — 1.1%
Johnson Outdoors, Inc.,
Class
a
A(a) 255,996 6,960,531
Machinery — 13.2%
Alamo Group, Inc. 37,925 7,510,667
Douglas Dynamics, Inc. 270,523 7,436,677
Enpro, Inc. 39,401 7,294,701
Franklin Electric Co., Inc. 67,766 5,854,305
Gorman-Rupp Co. (The) 181,817 6,636,321
Hillenbrand, Inc. 252,925 4,942,155
Hyster-Yale, Inc. 156,451 6,283,072
Kadant, Inc. 18,519 5,813,299
Lindsay Corp. 52,750 7,353,350
Mueller Water Products, Inc.,
Class
a
A 277,983 6,818,923
Standex International Corp. 37,333 5,635,043
Trinity Industries, Inc. 233,441 6,008,771
Watts Water Technologies, Inc.,
Class
a
A 32,379 7,839,603
85,426,887
Marine Transportation — 0.9%
Matson, Inc. 52,197 5,890,431
Media — 0.9%
John Wiley & Sons, Inc.,
Class
a
A 150,817 5,899,961
Metals & Mining — 0.9%
Materion Corp. 78,452 6,074,538
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty Trust, Inc.(a) 569,361 5,454,478
Multi-Utilities — 4.2%
Avista Corp. 175,402 6,754,731
Black Hills Corp. 115,908 6,777,141
Northwestern Energy Group,
Inc. 124,043 6,863,299
Unitil Corp. 125,211 6,865,319
27,260,490
Professional Services — 2.8%
CSG Systems International, Inc. 108,618 7,175,305
Exponent, Inc. 81,410 6,214,839
Insperity, Inc. 77,062 4,987,453
18,377,597
Residential REITs — 0.9%
NexPoint Residential Trust, Inc.,
REIT 173,376 5,894,784
Retail REITs — 1.0%
Getty Realty Corp., REIT 222,193 6,501,367
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 0.9%
Power Integrations, Inc. 110,926 $ 5,516,350
Tobacco — 1.3%
Universal Corp. 127,004 8,304,792
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies,
Inc. 30,271 6,856,987
GATX Corp. 44,995 7,165,004
McGrath RentCorp 62,208 6,990,935
21,012,926
Water Utilities — 5.1%
American States Water Co. 87,586 6,907,908
California Water Service Group 145,381 6,869,252
H2O America 125,533 6,587,972
Middlesex Water Co. 108,392 6,281,317
York Water Co. (The) 201,961 6,596,046
33,242,495
Total Common Stocks
(Cost $620,607,786)
646,759,523
Securities Lending Reinvestments (b) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $5,928,490) 5,928,490 5,928,490
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $448,099
(Cost $447,945) $ 447,945
447,945
Total Investments — 100.8%
(Cost $626,984,221) 653,135,958
Liabilities in excess of other assets — (0.8%) (5,118,246)
Net Assets — 100.0% $ 648,017,712
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$5,597,978, collateralized in the form of cash with a value of
$5,928,490 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $56,684 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.50% – 1.88%, and maturity dates ranging from January
15, 2026 – February 15, 2031. The total value of collateral is
$5,985,174.

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
SMDV
::
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $5,928,490.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 81,679,354
Aggregate gross unrealized depreciation (56,677,547)
Net unrealized appreciation $ 25,001,807
Federal income tax cost $ 628,134,151

RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
ITWO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 91 .1%
Aerospace & Defense — 1.6%
AAR Corp.* 586 $ 35,986
AeroVironment, Inc.* 470 83,674
AerSale Corp.* 565 3,328
Archer Aviation, Inc., Class
a
A* 5,429 54,779
Astronics Corp.* 492 15,360
Byrna Technologies, Inc.* 286 7,625
Cadre Holdings, Inc. 438 14,353
Ducommun, Inc.* 228 16,047
Eve Holding, Inc.* 883 4,768
Intuitive Machines, Inc.* 704 8,033
Kratos Defense & Security
Solutions, Inc.* 2,487 91,745
Leonardo DRS, Inc. 1,238 52,367
Mercury Systems, Inc.* 873 42,995
Moog, Inc., Class
a
A 469 86,910
National Presto Industries, Inc. 87 7,452
Park Aerospace Corp. 310 4,232
Redwire Corp.*(b) 385 5,509
Rocket Lab Corp.* 5,931 158,892
Triumph Group, Inc.* 1,233 31,799
V2X, Inc.* 278 12,588
Virgin Galactic Holdings, Inc.*(b) 452 1,451
VirTra, Inc.* 187 1,092
740,985
Air Freight & Logistics — 0.1%
Forward Air Corp.*(b) 422 7,081
Hub Group, Inc., Class
a
A 1,007 33,946
Radiant Logistics, Inc.* 599 3,558
44,585
Automobile Components — 1.1%
Adient plc* 1,407 21,935
American Axle & Manufacturing
Holdings, Inc.* 1,933 8,486
Cooper-Standard Holdings,
Inc.* 283 6,520
Dana, Inc. 2,195 36,503
Dorman Products, Inc.* 435 56,250
Fox Factory Holding Corp.* 710 18,212
Gentherm, Inc.* 516 14,120
Goodyear Tire & Rubber Co.
(The)* 4,788 54,631
Holley, Inc.* 782 1,517
LCI Industries 416 36,250
Luminar Technologies, Inc.,
Class
a
A*(b) 436 1,565
Modine Manufacturing Co.* 867 78,724
Patrick Industries, Inc. 545 46,794
Phinia, Inc. 701 30,424
Solid Power, Inc.*(b) 2,602 4,059
Standard Motor Products, Inc. 351 10,635
Stoneridge, Inc.* 461 2,314
Visteon Corp.* 456 38,498
XPEL, Inc.*(c) 424 15,251
482,688
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Livewire Group, Inc.*(b) 306 $ 1,377
Winnebago Industries, Inc. 464 15,744
17,121
Banks — 9.6%
1st Source Corp. 308 18,653
ACNB Corp. 140 5,820
Amalgamated Financial Corp. 300 9,066
Amerant Bancorp, Inc., Class
a
A 622 10,904
Ameris Bancorp 1,107 68,047
Ames National Corp. 149 2,593
Arrow Financial Corp. 274 7,056
Associated Banc-Corp. 2,755 63,833
Atlantic Union Bankshares
Corp. 2,166 65,023
Axos Financial, Inc.* 917 63,768
Banc of California, Inc. 2,337 32,064
BancFirst Corp. 336 41,565
Bancorp, Inc. (The)* 767 39,194
Bank First Corp. 163 18,957
Bank of Hawaii Corp. 655 43,564
Bank of Marin Bancorp 264 5,626
Bank of NT Butterfield & Son
Ltd. (The) 744 31,367
Bank7 Corp. 68 2,626
BankUnited, Inc. 1,254 42,611
Bankwell Financial Group, Inc. 109 3,783
Banner Corp. 575 35,449
Bar Harbor Bankshares 251 7,299
BayCom Corp. 175 4,618
BCB Bancorp, Inc. 254 2,057
Berkshire Hills Bancorp, Inc. 722 17,877
Blue Foundry Bancorp* 335 3,035
Bridgewater Bancshares, Inc.* 337 4,934
Brookline Bancorp, Inc. 1,486 15,350
Burke & Herbert Financial
Services Corp. 227 12,921
Business First Bancshares, Inc. 405 9,635
Byline Bancorp, Inc. 522 13,504
Cadence Bank 3,059 92,688
California BanCorp* 416 6,215
Camden National Corp. 280 11,015
Capital Bancorp, Inc. 154 4,974
Capital City Bank Group, Inc. 232 8,756
Capitol Federal Financial, Inc. 2,086 11,911
Carter Bankshares, Inc.* 385 6,333
Cathay General Bancorp 1,142 48,940
Central Pacific Financial Corp. 447 11,935
Chemung Financial Corp. 55 2,578
ChoiceOne Financial Services,
Inc. 141 4,171
Citizens & Northern Corp. 250 4,638
Citizens Financial Services, Inc. 76 4,647
City Holding Co. 244 28,765
Civista Bancshares, Inc. 258 5,818
CNB Financial Corp. 346 7,498
Coastal Financial Corp.* 210 18,457
Colony Bankcorp, Inc. 279 4,266

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Columbia Financial, Inc.* 460 $ 6,583
Community Financial System,
Inc. 879 49,435
Community Trust Bancorp, Inc. 258 13,171
Community West Bancshares 283 5,037
ConnectOne Bancorp, Inc. 806 18,514
Customers Bancorp, Inc.* 498 25,378
CVB Financial Corp. 2,226 41,738
Dime Community Bancshares,
Inc. 666 17,090
Eagle Bancorp, Inc. 498 8,765
Eastern Bankshares, Inc. 3,241 48,615
Enterprise Bancorp, Inc. 166 6,399
Enterprise Financial Services
Corp. 612 32,399
Equity Bancshares, Inc.,
Class
a
A 273 10,631
Esquire Financial Holdings, Inc. 119 10,798
ESSA Bancorp, Inc. 142 2,611
Farmers & Merchants Bancorp,
Inc. 213 5,072
Farmers National Banc Corp. 613 8,110
FB Financial Corp. 597 26,059
Fidelity D&D Bancorp, Inc. 80 3,262
Financial Institutions, Inc. 323 8,340
First Bancorp 2,722 54,386
First Bancorp 671 27,759
First Bancorp, Inc. (The) 179 4,330
First Bank 357 5,187
First Busey Corp. 1,405 31,079
First Business Financial
Services, Inc. 132 6,438
First Commonwealth Financial
Corp. 1,700 26,554
First Community Bankshares,
Inc. 284 10,678
First Financial Bancorp 1,586 38,318
First Financial Bankshares, Inc. 2,185 77,043
First Financial Corp. 192 9,953
First Foundation, Inc.* 1,072 5,532
First Internet Bancorp 137 3,322
First Interstate BancSystem,
Inc., Class
a
A 1,333 36,191
First Merchants Corp. 980 36,946
First Mid Bancshares, Inc. 383 13,512
First Western Financial, Inc.* 137 2,855
Five Star Bancorp 279 7,801
Flagstar Financial, Inc. 4,263 49,110
Flushing Financial Corp. 540 6,496
FS Bancorp, Inc. 112 4,302
Fulton Financial Corp. 3,049 52,595
FVCBankcorp, Inc.* 282 3,288
German American Bancorp, Inc. 478 18,267
Glacier Bancorp, Inc. 1,913 79,332
Great Southern Bancorp, Inc. 146 8,167
Greene County Bancorp, Inc. 118 2,559
Guaranty Bancshares, Inc. 132 5,457
Hancock Whitney Corp. 1,456 79,600
Hanmi Financial Corp. 504 11,552
HarborOne Bancorp, Inc. 635 7,226
HBT Financial, Inc. 215 5,031
Investments
Shares Value
Common Stocks (a) (continued)
Heritage Commerce Corp. 1,004 $ 9,297
Heritage Financial Corp. 565 13,210
Hilltop Holdings, Inc. 783 23,349
Hingham Institution For Savings
(The) 26 6,303
Home Bancorp, Inc. 118 5,947
Home BancShares, Inc. 3,131 88,576
HomeStreet, Inc.* 310 4,039
HomeTrust Bancshares, Inc. 248 8,950
Hope Bancorp, Inc. 2,048 20,562
Horizon Bancorp, Inc. 731 10,848
Independent Bank Corp. 712 43,788
Independent Bank Corp. 336 10,594
International Bancshares Corp. 908 56,868
Investar Holding Corp. 155 2,947
John Marshall Bancorp, Inc. 212 3,697
Kearny Financial Corp. 922 5,560
Lakeland Financial Corp. 418 25,026
LCNB Corp. 216 3,134
LINKBANCORP, Inc. 374 2,562
Live Oak Bancshares, Inc. 581 15,948
Mercantile Bank Corp. 264 11,658
Metrocity Bankshares, Inc. 310 8,661
Metropolitan Bank Holding
Corp.* 177 11,447
Mid Penn Bancorp, Inc. 349 9,301
Middlefield Banc Corp. 121 3,551
Midland States Bancorp, Inc. 348 5,874
MidWestOne Financial Group,
Inc. 324 9,315
MVB Financial Corp. 192 3,756
National Bank Holdings Corp.,
Class
a
A 618 22,341
National Bankshares, Inc. 96 2,460
NB Bancorp, Inc.* 654 11,020
NBT Bancorp, Inc. 854 35,740
Nicolet Bankshares, Inc. 230 28,207
Northeast Bank 118 9,892
Northeast Community Bancorp,
Inc. 205 4,637
Northfield Bancorp, Inc. 643 7,510
Northrim Bancorp, Inc. 89 8,152
Northwest Bancshares, Inc. 2,142 26,304
Norwood Financial Corp. 141 3,666
Oak Valley Bancorp 114 2,906
OceanFirst Financial Corp. 969 16,289
OFG Bancorp 752 30,937
Old National Bancorp 5,286 110,266
Old Second Bancorp, Inc. 734 12,140
Orange County Bancorp, Inc. 171 4,372
Origin Bancorp, Inc. 492 16,772
Orrstown Financial Services,
Inc. 311 9,349
Pacific Premier Bancorp, Inc. 1,610 34,132
Park National Corp. 242 39,340
Parke Bancorp, Inc. 176 3,413
Pathward Financial, Inc. 406 31,688
PCB Bancorp 183 3,539
Peapack-Gladstone Financial
Corp. 280 7,678

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Peoples Bancorp of North
Carolina, Inc. 74 $ 2,037
Peoples Bancorp, Inc. 579 16,976
Peoples Financial Services
Corp. 154 7,401
Pioneer Bancorp, Inc.* 198 2,257
Plumas Bancorp 91 3,961
Ponce Financial Group, Inc.* 328 4,392
Preferred Bank 205 17,140
Primis Financial Corp. 375 3,551
Princeton Bancorp, Inc. 91 2,849
Provident Bancorp, Inc.* 266 3,030
Provident Financial Services,
Inc. 2,117 35,354
QCR Holdings, Inc. 274 18,440
RBB Bancorp 275 4,670
Red River Bancshares, Inc. 77 4,319
Renasant Corp. 1,559 54,643
Republic Bancorp, Inc., Class
a
A 140 9,596
S&T Bancorp, Inc. 640 23,462
Seacoast Banking Corp. of
Florida 1,419 36,653
ServisFirst Bancshares, Inc. 851 63,340
Shore Bancshares, Inc. 517 7,491
Sierra Bancorp 217 5,939
Simmons First National Corp.,
Class
a
A 2,087 39,152
SmartFinancial, Inc. 265 8,422
South Plains Financial, Inc. 198 7,122
Southern First Bancshares,
Inc.* 129 4,653
Southern Missouri Bancorp,
Inc. 159 8,373
Southern States Bancshares,
Inc. 141 4,863
Southside Bancshares, Inc. 481 13,559
SouthState Corp. 1,643 144,255
Stellar Bancorp, Inc. 826 22,236
Stock Yards Bancorp, Inc. 430 31,631
Texas Capital Bancshares, Inc.* 779 55,847
Third Coast Bancshares, Inc.* 190 5,825
Timberland Bancorp, Inc. 126 3,834
Tompkins Financial Corp. 213 13,078
Towne Bank 1,182 40,850
TriCo Bancshares 538 21,466
Triumph Financial, Inc.* 370 21,375
TrustCo Bank Corp. 311 9,653
Trustmark Corp. 1,022 35,218
UMB Financial Corp. 1,146 118,176
United Bankshares, Inc. 2,220 80,231
United Community Banks, Inc. 2,008 57,710
Unity Bancorp, Inc. 119 5,260
Univest Financial Corp. 485 14,317
USCB Financial Holdings, Inc. 179 2,959
Valley National Bancorp 7,964 69,924
Veritex Holdings, Inc. 884 21,393
Virginia National Bankshares
Corp. 78 2,913
WaFd, Inc. 1,358 38,594
Washington Trust Bancorp, Inc. 323 8,934
WesBanco, Inc. 1,442 44,385
Investments
Shares Value
Common Stocks (a) (continued)
West Bancorp, Inc. 269 $ 5,213
Westamerica Bancorp 432 20,758
WSFS Financial Corp. 984 52,044
4,334,519
Beverages — 0.4%
MGP Ingredients, Inc. 238 7,002
National Beverage Corp. 394 17,821
Primo Brands Corp., Class
a
A 4,106 135,785
Vita Coco Co., Inc. (The)* 658 23,418
184,026
Biotechnology — 7.0%
4D Molecular Therapeutics,
Inc.* 757 2,740
89bio, Inc.* 1,883 18,529
Absci Corp.*(b) 1,364 3,615
ACADIA Pharmaceuticals, Inc.* 2,011 43,377
Achieve Life Sciences, Inc.* 579 2,073
Acrivon Therapeutics, Inc.*(b) 201 211
Actinium Pharmaceuticals, Inc.* 530 816
Acumen Pharmaceuticals, Inc.* 705 719
ADC Therapeutics SA* 1,368 4,227
ADMA Biologics, Inc.* 3,859 76,563
Adverum Biotechnologies, Inc.* 351 779
Agenus, Inc.*(b) 395 1,355
Agios Pharmaceuticals, Inc.* 950 30,486
Akebia Therapeutics, Inc.* 3,638 11,023
Akero Therapeutics, Inc.* 1,253 62,211
Aldeyra Therapeutics, Inc.* 839 1,804
Alector, Inc.* 1,380 1,835
Alkermes plc* 2,705 82,800
Allogene Therapeutics, Inc.* 2,157 2,524
Altimmune, Inc.* 1,198 6,505
ALX Oncology Holdings, Inc.* 579 281
Amicus Therapeutics, Inc.* 4,931 29,931
AnaptysBio, Inc.* 362 8,047
Anavex Life Sciences Corp.*(b) 1,265 9,525
Anika Therapeutics, Inc.* 219 2,442
Annexon, Inc.* 1,641 3,348
Apogee Therapeutics, Inc.* 636 23,303
Applied Therapeutics, Inc.*(b) 1,647 582
Arbutus Biopharma Corp.* 2,454 8,245
Arcellx, Inc.* 734 45,552
Arcturus Therapeutics Holdings,
Inc.* 386 4,837
Arcus Biosciences, Inc.* 916 8,180
Arcutis Biotherapeutics, Inc.* 1,808 23,576
Ardelyx, Inc.* 3,953 14,508
ArriVent Biopharma, Inc.* 473 10,051
Arrowhead Pharmaceuticals,
Inc.* 2,008 32,269
ARS Pharmaceuticals, Inc.* 829 11,962
Artiva Biotherapeutics, Inc.* 335 647
Astria Therapeutics, Inc.* 779 3,708
Atossa Therapeutics, Inc.* 2,128 1,654
Aura Biosciences, Inc.* 781 4,577
Aurinia Pharmaceuticals, Inc.* 2,257 17,695
Avidity Biosciences, Inc.* 1,907 59,079
Avita Medical, Inc.*(b) 439 2,467

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Beam Therapeutics, Inc.* 1,537 $ 24,331
Bicara Therapeutics, Inc.* 329 3,043
BioCryst Pharmaceuticals, Inc.* 3,474 37,346
Biohaven Ltd.* 1,443 21,371
Biomea Fusion, Inc.* 465 670
Black Diamond Therapeutics,
Inc.* 668 1,470
Blueprint Medicines Corp.* 1,070 108,445
Boundless Bio, Inc.* 284 312
Bridgebio Pharma, Inc.* 2,360 80,830
C4 Therapeutics, Inc.* 1,012 1,265
Cabaletta Bio, Inc.* 754 1,410
CAMP4 Therapeutics Corp.* 121 240
Candel Therapeutics, Inc.* 480 2,616
Capricor Therapeutics, Inc.*(b) 617 6,102
Cardiff Oncology, Inc.*(b) 980 3,342
CareDx, Inc.* 865 14,696
Cargo Therapeutics, Inc.* 577 2,452
Caribou Biosciences, Inc.* 1,384 1,467
Cartesian Therapeutics, Inc.* 175 1,673
Catalyst Pharmaceuticals, Inc.* 1,899 47,399
Celcuity, Inc.* 552 5,868
Celldex Therapeutics, Inc.* 1,085 21,461
Century Therapeutics, Inc.* 788 418
CervoMed, Inc.* 93 671
CG oncology, Inc.* 910 23,314
Cibus, Inc., Class
a
A* 305 985
Climb Bio, Inc.* 496 585
Cogent Biosciences, Inc.* 1,540 8,378
Coherus Biosciences, Inc.*(b) 1,890 1,472
Compass Therapeutics, Inc.* 1,713 3,597
Corbus Pharmaceuticals
Holdings, Inc.* 201 1,491
Crinetics Pharmaceuticals, Inc.* 1,538 46,924
Cullinan Therapeutics, Inc.* 881 7,616
Cytokinetics, Inc.* 1,918 59,496
Day One Biopharmaceuticals,
Inc.* 922 5,882
Denali Therapeutics, Inc.* 2,090 27,672
Design Therapeutics, Inc.* 528 1,969
Dianthus Therapeutics, Inc.* 401 6,973
Disc Medicine, Inc.* 383 17,878
Dynavax Technologies Corp.* 2,216 21,695
Dyne Therapeutics, Inc.* 1,407 16,828
Editas Medicine, Inc.* 1,394 2,398
Elevation Oncology, Inc.* 950 285
Enanta Pharmaceuticals, Inc.* 339 2,010
Entrada Therapeutics, Inc.* 417 3,169
Erasca, Inc.* 3,090 4,326
Fate Therapeutics, Inc.* 1,684 2,038
Fennec Pharmaceuticals, Inc.* 402 3,264
Fibrobiologics, Inc.* 459 335
Foghorn Therapeutics, Inc.* 426 1,738
Galectin Therapeutics, Inc.*(b) 152 199
Generation Bio Co.* 833 315
Geron Corp.* 9,936 15,103
Greenwich Lifesciences, Inc.*(b) 105 1,034
Gyre Therapeutics, Inc.* 120 1,088
Halozyme Therapeutics, Inc.* 2,096 117,523
Heron Therapeutics, Inc.*(b) 1,972 3,707
Investments
Shares Value
Common Stocks (a) (continued)
HilleVax, Inc.* 530 $ 991
Humacyte, Inc.*(b) 1,519 4,056
Ideaya Biosciences, Inc.* 1,451 28,860
IGM Biosciences, Inc.* 260 330
ImmunityBio, Inc.*(b) 2,569 6,834
Immunome, Inc.* 1,196 10,477
Immunovant, Inc.* 977 14,508
Inhibrx Biosciences, Inc.* 198 2,667
Inmune Bio, Inc.*(b) 230 1,697
Inovio Pharmaceuticals, Inc.* 607 1,214
Inozyme Pharma, Inc.* 902 3,581
Insmed, Inc.* 2,897 202,008
Intellia Therapeutics, Inc.* 1,706 11,720
Invivyd, Inc.* 1,335 1,248
Iovance Biotherapeutics, Inc.* 4,615 8,076
Ironwood Pharmaceuticals,
Inc., Class
a
A* 2,378 1,425
iTeos Therapeutics, Inc.* 449 4,499
Jade Biosciences, Inc. 10 73
Janux Therapeutics, Inc.* 532 12,662
Jasper Therapeutics, Inc.
(Registered)* 192 1,056
KalVista Pharmaceuticals, Inc.* 656 7,741
Keros Therapeutics, Inc.* 558 7,896
Kiniksa Pharmaceuticals
International plc, Class
a
A* 645 17,647
Kodiak Sciences, Inc.* 548 1,863
Korro Bio, Inc.* 104 1,188
Krystal Biotech, Inc.* 416 52,399
Kura Oncology, Inc.* 1,247 7,095
Kymera Therapeutics, Inc.* 788 23,356
Kyverna Therapeutics, Inc.* 434 1,107
Larimar Therapeutics, Inc.* 706 1,589
Lexeo Therapeutics, Inc.* 398 1,083
Lexicon Pharmaceuticals,
Inc.*(b) 1,930 1,209
Lineage Cell Therapeutics,
Inc.*(b) 3,021 2,008
Lyell Immunopharma, Inc.* 2,702 1,180
MacroGenics, Inc.* 1,034 1,406
Madrigal Pharmaceuticals, Inc.* 302 83,129
MannKind Corp.* 4,525 18,779
MeiraGTx Holdings plc* 794 4,065
Mersana Therapeutics, Inc.* 1,802 619
Metagenomi, Inc.* 460 782
Metsera, Inc.*(b) 259 6,921
MiMedx Group, Inc.* 1,993 12,815
Mineralys Therapeutics, Inc.* 481 7,494
Mirum Pharmaceuticals, Inc.* 666 29,610
Monte Rosa Therapeutics, Inc.* 696 2,909
Myriad Genetics, Inc.* 1,505 6,306
Neurogene, Inc.* 202 3,436
Nkarta, Inc.* 889 1,547
Novavax, Inc.*(b) 2,592 19,025
Nurix Therapeutics, Inc.* 1,268 13,479
Nuvalent, Inc., Class
a
A* 590 44,020
Ocugen, Inc.*(b) 4,861 4,064
Olema Pharmaceuticals, Inc.* 689 3,638
Organogenesis Holdings, Inc.,
Class
a
A* 1,153 3,159
ORIC Pharmaceuticals, Inc.* 1,035 8,456

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Outlook Therapeutics, Inc.* 273 $ 502
Ovid therapeutics, Inc.* 995 271
PepGen, Inc.* 263 384
Perspective Therapeutics, Inc.* 909 2,336
Praxis Precision Medicines,
Inc.* 289 11,141
Precigen, Inc.*(b) 2,265 2,990
Prelude Therapeutics, Inc.* 223 198
Prime Medicine, Inc.*(b) 954 1,126
ProKidney Corp., Class
a
A*(b) 1,871 1,352
Protagonist Therapeutics, Inc.* 998 47,375
Prothena Corp. plc* 716 3,286
PTC Therapeutics, Inc.* 1,279 62,057
Puma Biotechnology, Inc.* 708 2,322
Pyxis Oncology, Inc.* 831 1,006
Q32 Bio, Inc.* 104 180
RAPT Therapeutics, Inc.* 505 447
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 4,225 17,661
REGENXBIO, Inc.* 785 6,947
Regulus Therapeutics, Inc.* 1,065 8,445
Relay Therapeutics, Inc.* 2,115 6,345
Renovaro, Inc.* 1,910 592
Replimune Group, Inc.* 1,155 10,372
Revolution Medicines, Inc.* 2,860 112,684
Rhythm Pharmaceuticals, Inc.* 919 56,362
Rigel Pharmaceuticals, Inc.* 293 5,626
Rocket Pharmaceuticals, Inc.* 1,298 3,258
Sage Therapeutics, Inc.* 920 5,943
Sana Biotechnology, Inc.*(b) 2,222 4,822
Savara, Inc.* 2,024 4,615
Scholar Rock Holding Corp.* 1,350 39,164
Sera Prognostics, Inc.,
Class
a
A*(b) 481 750
Shattuck Labs, Inc.* 657 664
Skye Bioscience, Inc.* 331 655
Soleno Therapeutics, Inc.* 430 31,541
Solid Biosciences, Inc.* 401 1,287
SpringWorks Therapeutics, Inc.* 1,155 53,950
Spyre Therapeutics, Inc.* 674 10,299
Stoke Therapeutics, Inc.* 605 5,772
Summit Therapeutics, Inc.*(b) 1,544 28,124
Sutro Biopharma, Inc.* 1,376 1,235
Syndax Pharmaceuticals, Inc.* 1,384 14,587
Tango Therapeutics, Inc.*(b) 799 1,774
Taysha Gene Therapies, Inc.* 2,945 7,981
Tenaya Therapeutics, Inc.* 930 428
Tevogen Bio Holdings, Inc.*(b) 392 506
TG Therapeutics, Inc.* 2,344 82,298
Tourmaline Bio, Inc.* 388 6,472
Travere Therapeutics, Inc.* 1,414 21,238
TScan Therapeutics, Inc.* 652 932
Twist Bioscience Corp.* 996 29,183
Tyra Biosciences, Inc.*(b) 332 3,021
Upstream Bio, Inc.*(b) 295 2,723
UroGen Pharma Ltd.* 651 2,760
Vanda Pharmaceuticals, Inc.* 959 4,162
Vaxcyte, Inc.* 2,087 67,807
Vera Therapeutics, Inc.,
Class
a
A* 761 14,421
Investments
Shares Value
Common Stocks (a) (continued)
Veracyte, Inc.* 1,309 $ 34,833
Verastem, Inc.* 652 4,903
Vericel Corp.* 824 34,027
Verve Therapeutics, Inc.* 1,195 5,318
Vir Biotechnology, Inc.* 1,526 7,538
Viridian Therapeutics, Inc.* 1,254 17,456
Voyager Therapeutics, Inc.* 773 2,118
Werewolf Therapeutics, Inc.* 528 639
X4 Pharmaceuticals, Inc.* 98 333
XBiotech, Inc.* 337 960
Xencor, Inc.* 1,135 9,080
XOMA Royalty Corp.* 137 3,392
Y-mAbs Therapeutics, Inc.*(b) 630 2,898
Zenas Biopharma, Inc.*(b) 261 2,485
Zentalis Pharmaceuticals, Inc.* 963 1,165
Zura Bio Ltd., Class
a
A* 849 858
Zymeworks, Inc.* 917 10,481
3,154,708
Broadline Retail — 0.0%(d)
1stdibs.com, Inc.* 394 989
Groupon, Inc., Class
a
A* 391 11,390
Savers Value Village, Inc.*(b) 390 3,908
16,287
Building Products — 1.3%
American Woodmark Corp.* 253 14,262
Apogee Enterprises, Inc. 366 14,146
AZZ, Inc. 494 44,801
Caesarstone Ltd.* 349 593
CSW Industrials, Inc. 280 85,621
Gibraltar Industries, Inc.* 513 30,052
Griffon Corp. 660 45,375
Insteel Industries, Inc. 313 10,961
Janus International Group, Inc.* 2,307 18,848
JELD-WEN Holding, Inc.* 1,421 5,187
Masterbrand, Inc.* 2,131 21,736
Quanex Building Products
Corp. 794 13,284
Resideo Technologies, Inc.* 2,455 50,818
Tecnoglass, Inc. 377 32,282
UFP Industries, Inc. 1,004 97,950
Zurn Elkay Water Solutions
Corp. 2,420 87,580
573,496
Capital Markets — 1.7%
Acadian Asset Management,
Inc. 454 13,670
AlTi Global, Inc.* 592 1,965
Artisan Partners Asset
Management, Inc., Class
a
A 1,059 42,678
B Riley Financial, Inc.*(b) 349 1,065
BGC Group, Inc., Class
a
A 5,973 55,429
Cohen & Steers, Inc. 460 35,346
Diamond Hill Investment Group,
Inc. 44 6,215
DigitalBridge Group, Inc. 2,672 29,552
Donnelley Financial Solutions,
Inc.* 470 25,606

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Forge Global Holdings, Inc.* 133 $ 1,849
GCM Grosvenor, Inc.,
Class
a
A(b) 729 9,193
Hamilton Lane, Inc., Class
a
A 664 98,936
MarketWise, Inc. 34 572
Moelis & Co., Class
a
A 1,189 67,904
Open Lending Corp.* 1,718 3,075
P10, Inc., Class
a
A 687 7,461
Patria Investments Ltd., Class
a
A 974 12,409
Perella Weinberg Partners,
Class
a
A 869 15,095
Piper Sandler Cos. 291 73,172
PJT Partners, Inc., Class
a
A 390 58,757
Silvercrest Asset Management
Group, Inc., Class
a
A 162 2,352
StepStone Group, Inc., Class
a
A 1,118 64,676
StoneX Group, Inc.* 738 62,475
Value Line, Inc. 14 549
Victory Capital Holdings, Inc.,
Class
a
A 690 42,787
Virtus Investment Partners, Inc. 112 19,118
WisdomTree, Inc. 2,258 21,316
773,222
Chemicals — 1.5%
AdvanSix, Inc. 429 10,086
American Vanguard Corp. 441 2,170
Arq, Inc.* 486 2,401
ASP Isotopes, Inc.*(b) 920 6,955
Aspen Aerogels, Inc.* 1,038 5,979
Avient Corp. 1,516 54,773
Balchem Corp. 544 90,685
Cabot Corp. 890 66,474
Core Molding Technologies,
Inc.* 128 2,134
Ecovyst, Inc.* 1,956 14,572
Hawkins, Inc. 325 43,384
HB Fuller Co. 919 51,299
Ingevity Corp.* 610 25,236
Innospec, Inc. 418 35,563
Intrepid Potash, Inc.* 183 6,910
Koppers Holdings, Inc. 329 10,107
Kronos Worldwide, Inc. 368 2,329
LSB Industries, Inc.* 898 6,798
Mativ Holdings, Inc. 911 5,211
Minerals Technologies, Inc. 533 30,264
Northern Technologies
International Corp. 136 983
Orion SA 960 10,454
Perimeter Solutions, Inc.* 2,249 27,145
PureCycle Technologies, Inc.*(b) 2,073 19,714
Quaker Chemical Corp. 232 25,158
Rayonier Advanced Materials,
Inc.* 1,080 4,158
Sensient Technologies Corp. 707 66,833
Stepan Co. 358 19,436
Tronox Holdings plc 1,997 11,343
Valhi, Inc. 39 568
659,122
Investments
Shares Value
Common Stocks (a) (continued)
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. 1,043 $ 54,914
ACCO Brands Corp. 1,528 5,486
ACV Auctions, Inc., Class
a
A* 2,489 40,770
Bridger Aerospace Group
Holdings, Inc.* 168 277
BrightView Holdings, Inc.* 1,005 15,658
Brink's Co. (The) 736 60,396
Casella Waste Systems, Inc.,
Class
a
A* 1,050 123,071
CECO Environmental Corp.* 491 13,203
Cimpress plc* 282 12,481
CompX International, Inc. 26 667
CoreCivic, Inc.* 1,831 40,209
Deluxe Corp. 745 10,631
Driven Brands Holdings, Inc.* 1,008 17,963
Ennis, Inc. 430 8,028
Enviri Corp.* 1,335 10,880
GEO Group, Inc. (The)* 2,137 57,998
Healthcare Services Group,
Inc.* 1,238 17,456
HNI Corp. 796 37,038
Interface, Inc., Class
a
A 966 19,407
LanzaTech Global, Inc.*(b) 1,882 531
Liquidity Services, Inc.* 360 8,413
MillerKnoll, Inc. 1,145 19,316
Montrose Environmental Group,
Inc.* 538 10,507
NL Industries, Inc. 145 1,057
OPENLANE, Inc.* 1,780 40,815
Perma-Fix Environmental
Services, Inc.* 286 3,029
Pitney Bowes, Inc. 2,761 28,438
Pursuit Attractions and
Hospitality, Inc.* 344 9,594
Quad/Graphics, Inc. 523 3,049
Quest Resource Holding Corp.* 297 653
Steelcase, Inc., Class
a
A 1,557 16,053
UniFirst Corp. 253 47,706
Virco Mfg. Corp. 188 1,581
VSE Corp. 295 38,377
775,652
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.* 1,327 10,656
Applied Optoelectronics, Inc.* 725 11,180
Aviat Networks, Inc.* 193 4,140
Calix, Inc.* 999 46,194
Clearfield, Inc.* 202 7,496
CommScope Holding Co., Inc.* 3,609 21,798
Digi International, Inc.* 609 19,738
Extreme Networks, Inc.* 2,168 33,973
Harmonic, Inc.* 1,858 16,759
NETGEAR, Inc.* 467 13,697
NetScout Systems, Inc.* 1,162 26,540
Ribbon Communications, Inc.* 1,540 5,205
Viasat, Inc.* 2,081 18,167
Viavi Solutions, Inc.* 3,701 33,716
269,259

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction & Engineering — 1.8%
Ameresco, Inc., Class
a
A* 545 $ 7,510
Arcosa, Inc. 814 70,224
Argan, Inc. 212 44,583
Bowman Consulting Group
Ltd., Class
a
A* 221 5,540
Centuri Holdings, Inc.* 286 5,972
Concrete Pumping Holdings,
Inc. 395 2,777
Construction Partners, Inc.,
Class
a
A* 777 81,344
Dycom Industries, Inc.* 476 109,442
Fluor Corp.* 2,868 119,251
Granite Construction, Inc. 739 66,103
Great Lakes Dredge & Dock
Corp.* 1,111 12,421
IES Holdings, Inc.* 139 36,093
Limbach Holdings, Inc.* 171 21,926
Matrix Service Co.* 447 5,462
MYR Group, Inc.* 267 41,879
Northwest Pipe Co.* 162 6,260
Orion Group Holdings, Inc.* 611 5,035
Primoris Services Corp. 897 64,683
Southland Holdings, Inc.* 193 749
Sterling Infrastructure, Inc.* 502 94,381
Tutor Perini Corp.* 727 26,812
828,447
Construction Materials — 0.3%
Knife River Corp.* 955 89,865
Smith-Midland Corp.* 76 2,291
United States Lime & Minerals,
Inc. 176 18,089
110,245
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 92 4,513
Bread Financial Holdings, Inc. 836 42,837
Consumer Portfolio Services,
Inc.* 149 1,348
Dave, Inc.* 135 27,111
Encore Capital Group, Inc.* 392 14,857
Enova International, Inc.* 428 39,663
FirstCash Holdings, Inc. 646 82,630
Green Dot Corp., Class
a
A* 905 8,362
LendingClub Corp.* 1,859 18,646
LendingTree, Inc.* 168 5,883
Medallion Financial Corp. 313 2,870
Navient Corp. 1,250 16,800
Nelnet, Inc., Class
a
A 239 27,767
NerdWallet, Inc., Class
a
A* 592 6,240
OppFi, Inc.(b) 323 4,092
PRA Group, Inc.* 652 9,252
PROG Holdings, Inc. 684 19,720
Regional Management Corp. 141 3,729
Upstart Holdings, Inc.* 1,344 63,396
World Acceptance Corp.* 57 8,805
408,521
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The) 549 $ 19,495
Chefs' Warehouse, Inc. (The)* 597 38,077
Guardian Pharmacy Services,
Inc., Class
a
A* 146 3,091
HF Foods Group, Inc.* 679 2,587
Ingles Markets, Inc., Class
a
A 244 15,201
Natural Grocers by Vitamin
Cottage, Inc. 156 7,617
PriceSmart, Inc. 421 45,460
SpartanNash Co. 568 11,053
Sprouts Farmers Market, Inc.* 1,692 292,478
United Natural Foods, Inc.* 989 30,234
Village Super Market, Inc.,
Class
a
A 147 5,671
Weis Markets, Inc. 275 20,845
491,809
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 2,429 9,473
Greif, Inc., Class
a
A 418 23,241
Greif, Inc., Class
a
B 81 4,880
Myers Industries, Inc. 624 7,919
O-I Glass, Inc.* 2,604 34,138
Ranpak Holdings Corp.,
Class
a
A* 751 2,501
TriMas Corp. 681 17,958
100,110
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 298 5,880
GigaCloud Technology, Inc.,
Class
a
A*(b) 395 6,936
Weyco Group, Inc. 101 3,167
15,983
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.* 629 83,047
American Public Education,
Inc.* 264 7,775
Carriage Services, Inc., Class
a
A 229 9,961
Chegg, Inc.* 1,693 1,727
Coursera, Inc.* 2,315 20,488
European Wax Center, Inc.,
Class
a
A* 524 2,667
Frontdoor, Inc.* 1,294 71,183
Graham Holdings Co., Class
a
B 53 50,584
KinderCare Learning Cos., Inc.* 470 5,767
Laureate Education, Inc.* 2,187 49,207
Lincoln Educational Services
Corp.* 441 10,496
Matthews International Corp.,
Class
a
A 502 10,768
Mister Car Wash, Inc.* 1,597 11,307
Nerdy, Inc.* 1,308 2,237
OneSpaWorld Holdings Ltd. 1,688 31,836
Perdoceo Education Corp. 1,101 37,478
Strategic Education, Inc. 372 33,937
Stride, Inc.* 714 108,092

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
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::
Investments
Shares Value
Common Stocks (a) (continued)
Udemy, Inc.* 1,531 $ 11,207
Universal Technical Institute,
Inc.* 783 27,820
Zspace, Inc.* 39 171
587,755
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,225 21,940
Alpine Income Property Trust,
Inc., REIT 212 3,248
American Assets Trust, Inc.,
REIT 805 16,052
Armada Hoffler Properties, Inc.,
REIT 1,329 9,250
Broadstone Net Lease, Inc.,
REIT 3,169 50,419
CTO Realty Growth, Inc., REIT 487 8,970
Essential Properties Realty
Trust, Inc., REIT 2,948 95,810
Gladstone Commercial Corp.,
REIT 736 10,561
Global Net Lease, Inc., REIT 3,378 26,213
NexPoint Diversified Real
Estate Trust, REIT 573 2,384
One Liberty Properties, Inc.,
REIT 265 6,487
251,334
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 170 4,520
AST SpaceMobile, Inc.,
Class
a
A*(b) 2,249 51,884
ATN International, Inc. 175 2,487
Bandwidth, Inc., Class
a
A* 423 5,930
Cogent Communications
Holdings, Inc. 739 33,780
Globalstar, Inc.* 818 15,100
IDT Corp., Class
a
B 259 15,952
Liberty Latin America Ltd.,
Class
a
A* 530 2,602
Liberty Latin America Ltd.,
Class
a
C* 2,180 10,900
Lumen Technologies, Inc.* 17,005 66,660
Shenandoah
Telecommunications Co. 820 10,316
220,131
Electric Utilities — 0.8%
ALLETE, Inc. 976 63,479
Genie Energy Ltd., Class
a
B 216 4,566
Hawaiian Electric Industries,
Inc.* 2,925 31,239
MGE Energy, Inc. 611 55,186
Otter Tail Corp. 694 53,563
Portland General Electric Co. 1,746 74,030
TXNM Energy, Inc. 1,512 85,715
367,778
Electrical Equipment — 1.3%
Allient, Inc. 245 7,448
Investments
Shares Value
Common Stocks (a) (continued)
American Superconductor
Corp.* 589 $ 16,645
Amprius Technologies, Inc.* 275 740
Array Technologies, Inc.* 2,568 16,949
Atkore, Inc. 581 37,823
Blink Charging Co.*(b) 1,619 1,138
Bloom Energy Corp., Class
a
A* 3,378 62,392
ChargePoint Holdings, Inc.*(b) 6,815 4,741
Energy Vault Holdings, Inc.*(b) 1,782 1,472
EnerSys 660 55,196
Enovix Corp.*(b) 2,766 21,077
Fluence Energy, Inc.*(b) 1,039 4,883
FuelCell Energy, Inc.* 347 1,773
GrafTech International Ltd.* 4,348 4,332
Hyliion Holdings Corp.* 2,345 3,611
LSI Industries, Inc. 482 7,842
NANO Nuclear Energy, Inc.*(b) 411 12,383
Net Power, Inc.* 372 792
NEXTracker, Inc., Class
a
A* 2,422 137,303
NuScale Power Corp.,
Class
a
A*(b) 1,519 48,593
Plug Power, Inc.*(b) 13,878 12,250
Powell Industries, Inc. 157 26,626
Preformed Line Products Co. 40 5,706
SES AI Corp.*(b) 2,228 2,025
Shoals Technologies Group,
Inc., Class
a
A* 2,820 13,310
SolarMax Technology, Inc.* 506 577
Solidion Technology, Inc.* 17 56
Stem, Inc.*(b) 2,553 1,249
Sunrun, Inc.* 3,720 27,863
T1 Energy, Inc.*(b) 1,885 2,055
Thermon Group Holdings, Inc.* 559 14,500
TPI Composites, Inc.* 777 932
Ultralife Corp.* 171 1,141
Vicor Corp.* 382 16,670
572,093
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.* 400 2,272
Advanced Energy Industries,
Inc. 628 72,082
Aeva Technologies, Inc.* 391 7,143
Arlo Technologies, Inc.* 1,646 23,571
Badger Meter, Inc. 494 122,621
Bel Fuse, Inc., Class
a
A 29 1,842
Bel Fuse, Inc., Class
a
B 173 12,767
Belden, Inc. 680 72,216
Benchmark Electronics, Inc. 600 21,912
Climb Global Solutions, Inc. 71 7,822
CTS Corp. 504 20,508
Daktronics, Inc.* 688 10,210
ePlus, Inc.* 443 31,617
Evolv Technologies Holdings,
Inc.* 2,223 12,138
Fabrinet* 611 142,283
FARO Technologies, Inc.* 317 13,431
Insight Enterprises, Inc.* 456 59,458
Itron, Inc.* 757 87,509
Kimball Electronics, Inc.* 414 7,493

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Knowles Corp.* 1,460 $ 23,959
Lightwave Logic, Inc.* 2,065 2,024
Methode Electronics, Inc. 595 4,730
MicroVision, Inc.*(b) 3,535 3,888
Mirion Technologies, Inc.,
Class
a
A* 3,470 66,277
Napco Security Technologies,
Inc. 591 16,489
nLight, Inc.* 785 11,877
Novanta, Inc.* 602 74,540
OSI Systems, Inc.* 265 58,064
Ouster, Inc.* 804 9,833
PAR Technology Corp.* 563 36,910
PC Connection, Inc. 194 12,688
Plexus Corp.* 449 58,936
Powerfleet, Inc.* 1,683 7,658
Richardson Electronics Ltd. 211 1,888
Rogers Corp.* 316 21,036
Sanmina Corp.* 902 76,390
ScanSource, Inc.* 390 15,748
SmartRent, Inc., Class
a
A* 3,063 2,586
TTM Technologies, Inc.* 1,695 50,613
Vishay Intertechnology, Inc. 2,096 29,491
Vishay Precision Group, Inc.* 201 5,170
1,319,690
Energy Equipment & Services — 1.6%
Archrock, Inc. 2,805 69,845
Aris Water Solutions, Inc.,
Class
a
A 449 9,896
Atlas Energy Solutions, Inc.,
Class
a
A(b) 1,250 15,188
Borr Drilling Ltd.(b) 3,984 6,972
Bristow Group, Inc., Class
a
A* 412 12,055
Cactus, Inc., Class
a
A 1,121 45,961
ChampionX Corp. 3,207 77,193
Core Laboratories, Inc. 791 8,503
DMC Global, Inc.* 333 2,151
Drilling Tools International
Corp.* 205 537
Expro Group Holdings NV* 1,595 13,270
Flowco Holdings, Inc., Class
a
A 330 5,679
Forum Energy Technologies,
Inc.* 199 2,933
Geospace Technologies Corp.* 207 1,205
Helix Energy Solutions Group,
Inc.* 2,422 14,992
Helmerich & Payne, Inc. 1,655 25,239
Innovex International, Inc.* 600 8,280
Kodiak Gas Services, Inc. 756 26,694
Liberty Energy, Inc., Class
a
A 2,661 30,841
Mammoth Energy Services,
Inc.* 408 1,077
Nabors Industries Ltd.* 153 3,949
Natural Gas Services Group,
Inc.* 179 4,291
Noble Corp. plc 2,233 55,311
NPK International, Inc.* 1,415 11,447
Oceaneering International, Inc.* 1,699 32,400
Oil States International, Inc.* 1,015 4,415
Patterson-UTI Energy, Inc. 6,541 36,106
Investments
Shares Value
Common Stocks (a) (continued)
ProFrac Holding Corp.,
Class
a
A*(b) 375 $ 3,128
ProPetro Holding Corp.* 1,459 7,879
Ranger Energy Services, Inc.,
Class
a
A 265 2,822
RPC, Inc. 1,429 6,345
SEACOR Marine Holdings, Inc.* 412 2,200
Seadrill Ltd.* 1,096 25,427
Select Water Solutions, Inc.,
Class
a
A 1,535 12,341
Solaris Energy Infrastructure,
Inc., Class
a
A 514 14,099
TETRA Technologies, Inc.* 2,110 5,655
Tidewater, Inc.* 818 32,483
Transocean Ltd.* 12,254 30,513
Valaris Ltd.* 1,035 38,937
708,259
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A*(b) 6,793 24,183
Atlanta Braves Holdings, Inc.,
Class
a
A* 171 7,430
Atlanta Braves Holdings, Inc.,
Class
a
C* 842 34,194
Cinemark Holdings, Inc. 1,853 62,576
Eventbrite, Inc., Class
a
A* 1,337 3,155
Golden Matrix Group, Inc.* 363 675
IMAX Corp.* 719 20,024
Lionsgate Studios Corp.* 3,008 21,748
LiveOne, Inc.* 1,226 906
Madison Square Garden
Entertainment Corp., Class
a
A* 663 24,604
Marcus Corp. (The) 394 7,281
Playstudios, Inc.* 1,480 1,983
Reservoir Media, Inc.* 331 2,582
Sphere Entertainment Co.* 455 17,154
Starz Entertainment Corp. 231 4,842
Vivid Seats, Inc., Class
a
A* 1,299 2,026
235,363
Financial Services — 2.6%
Acacia Research Corp.* 620 2,313
Alerus Financial Corp. 376 7,900
AvidXchange Holdings, Inc.* 2,924 28,626
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 458 18,787
Burford Capital Ltd. 3,368 43,313
Cannae Holdings, Inc. 946 17,643
Cantaloupe, Inc.* 984 8,236
Cass Information Systems, Inc. 227 9,602
Compass Diversified Holdings 1,124 7,553
Enact Holdings, Inc. 476 16,850
Essent Group Ltd. 1,752 101,616
EVERTEC, Inc. 1,071 38,802
Federal Agricultural Mortgage
Corp., Class
a
C 153 28,522
Flywire Corp.* 2,033 21,855
HA Sustainable Infrastructure
Capital, Inc. 1,973 49,424

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
International Money Express,
Inc.* 507 $ 5,592
Jackson Financial, Inc., Class
a
A 1,231 100,831
Marqeta, Inc., Class
a
A* 7,869 42,335
Merchants Bancorp 303 9,702
Mr Cooper Group, Inc.* 1,061 137,431
NCR Atleos Corp.* 1,214 32,183
NewtekOne, Inc. 419 4,546
NMI Holdings, Inc., Class
a
A* 1,320 52,430
Onity Group, Inc.* 109 4,040
Pagseguro Digital Ltd., Class
a
A 3,099 27,612
Payoneer Global, Inc.* 4,556 31,026
Paysafe Ltd.* 544 6,718
Paysign, Inc.* 561 2,496
PennyMac Financial Services,
Inc. 448 43,008
Priority Technology Holdings,
Inc.* 375 3,199
Radian Group, Inc. 2,504 85,512
Remitly Global, Inc.* 2,510 53,614
Repay Holdings Corp., Class
a
A* 1,458 7,013
Sezzle, Inc.* 235 25,077
StoneCo Ltd., Class
a
A* 4,813 65,698
SWK Holdings Corp. 57 799
Velocity Financial, Inc.* 152 2,546
Walker & Dunlop, Inc. 541 37,053
Waterstone Financial, Inc. 272 3,514
1,185,017
Food Products — 0.9%
Alico, Inc. 120 3,870
B&G Foods, Inc.(b) 1,310 5,515
Beyond Meat, Inc.*(b) 1,006 2,948
BRC, Inc., Class
a
A*(b) 888 1,590
Calavo Growers, Inc. 279 7,686
Cal-Maine Foods, Inc. 739 70,892
Dole plc 1,262 17,870
Forafric Global plc*(b) 95 739
Fresh Del Monte Produce, Inc. 566 19,991
Hain Celestial Group, Inc. (The)* 1,507 2,818
J & J Snack Foods Corp. 256 29,484
John B Sanfilippo & Son, Inc. 150 9,321
Lancaster Colony Corp. 329 55,075
Lifeway Foods, Inc.* 75 1,695
Limoneira Co. 279 4,405
Mama's Creations, Inc.* 555 4,612
Mission Produce, Inc.* 733 8,195
Seneca Foods Corp., Class
a
A* 78 7,356
Simply Good Foods Co. (The)* 1,549 53,456
SunOpta, Inc.* 1,589 9,915
TreeHouse Foods, Inc.* 785 17,631
Utz Brands, Inc. 1,108 14,659
Vital Farms, Inc.* 567 18,053
Westrock Coffee Co.*(b) 608 4,183
WK Kellogg Co.(b) 1,103 18,663
390,622
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 2,016 79,773
Investments
Shares Value
Common Stocks (a) (continued)
Chesapeake Utilities Corp. 379 $ 46,310
New Jersey Resources Corp. 1,676 76,912
Northwest Natural Holding Co. 671 27,491
ONE Gas, Inc. 945 70,648
RGC Resources, Inc. 140 2,877
Southwest Gas Holdings, Inc. 1,023 73,482
Spire, Inc. 955 71,892
449,385
Ground Transportation — 0.3%
ArcBest Corp. 394 24,700
Covenant Logistics Group, Inc.,
Class
a
A 270 6,129
FTAI Infrastructure, Inc. 1,694 10,350
Heartland Express, Inc. 786 7,035
Hertz Global Holdings, Inc.* 2,064 13,519
Marten Transport Ltd. 978 12,753
PAMT Corp.* 102 1,281
Proficient Auto Logistics, Inc.* 359 2,894
RXO, Inc.* 2,681 41,636
Universal Logistics Holdings,
Inc.(b) 114 2,743
Werner Enterprises, Inc. 1,037 26,910
149,950
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.* 1,631 2,495
Alphatec Holdings, Inc.* 1,752 21,777
AngioDynamics, Inc.* 651 6,640
Anteris Technologies Global
Corp.* 255 1,081
Artivion, Inc.* 665 19,671
AtriCure, Inc.* 794 27,449
Avanos Medical, Inc.* 765 9,616
Axogen, Inc.* 714 7,775
Beta Bionics, Inc.* 225 3,879
Bioventus, Inc., Class
a
A* 645 4,180
Ceribell, Inc.* 207 3,480
Cerus Corp.* 3,032 3,851
CONMED Corp. 517 29,340
CVRx, Inc.* 255 1,692
Embecta Corp. 977 10,288
Fractyl Health, Inc.* 573 1,089
Glaukos Corp.* 821 77,412
Haemonetics Corp.* 834 56,470
ICU Medical, Inc.* 360 48,550
Inmode Ltd.* 1,103 16,170
Inogen, Inc.* 406 2,609
Integer Holdings Corp.* 559 66,387
Integra LifeSciences Holdings
Corp.* 1,138 14,407
iRadimed Corp. 136 7,872
iRhythm Technologies, Inc.* 525 73,762
Lantheus Holdings, Inc.* 1,157 87,423
LeMaitre Vascular, Inc. 341 28,030
LivaNova plc* 915 39,574
Merit Medical Systems, Inc.* 962 91,419
Neogen Corp.* 3,669 21,500
NeuroPace, Inc.* 242 3,199
Novocure Ltd.* 1,790 34,207

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Omnicell, Inc.* 766 $ 23,263
OraSure Technologies, Inc.* 1,215 3,499
Orchestra BioMed Holdings,
Inc.* 414 1,180
Orthofix Medical, Inc.* 577 6,491
OrthoPediatrics Corp.* 279 5,569
PROCEPT BioRobotics Corp.* 747 43,326
Pulmonx Corp.* 649 2,207
Pulse Biosciences, Inc.* 310 5,365
RxSight, Inc.* 622 9,510
Sanara Medtech, Inc.* 68 1,972
Semler Scientific, Inc.* 113 4,520
SI-BONE, Inc.* 693 13,098
Sight Sciences, Inc.* 599 2,210
STAAR Surgical Co.* 832 14,818
Stereotaxis, Inc.* 949 2,021
Surmodics, Inc.* 232 6,733
Tactile Systems Technology,
Inc.* 404 3,991
Tandem Diabetes Care, Inc.* 1,103 21,861
TransMedics Group, Inc.* 551 70,043
Treace Medical Concepts, Inc.* 821 4,713
UFP Technologies, Inc.* 121 28,338
Utah Medical Products, Inc. 53 2,919
Varex Imaging Corp.* 663 5,085
Zimvie, Inc.* 461 4,214
Zynex, Inc.* 257 601
1,110,841
Health Care Providers & Services — 2.9%
AdaptHealth Corp., Class
a
A* 1,712 15,374
Addus HomeCare Corp.* 292 32,386
agilon health, Inc.* 5,183 11,506
AirSculpt Technologies, Inc.*(b) 223 983
Alignment Healthcare, Inc.* 1,682 25,852
AMN Healthcare Services, Inc.* 639 13,489
Ardent Health Partners, Inc.* 404 5,850
Astrana Health, Inc.* 724 17,948
Aveanna Healthcare Holdings,
Inc.* 880 4,690
BrightSpring Health Services,
Inc.* 921 21,929
Brookdale Senior Living, Inc.* 3,220 20,962
Castle Biosciences, Inc.* 444 7,091
Community Health Systems,
Inc.* 2,112 8,195
Concentra Group Holdings
Parent, Inc. 1,849 39,994
CorVel Corp.* 447 49,738
Cross Country Healthcare, Inc.* 533 7,025
DocGo, Inc.* 1,709 2,427
Enhabit, Inc.* 839 8,810
Ensign Group, Inc. (The) 932 137,246
Fulgent Genetics, Inc.* 346 7,169
GeneDx Holdings Corp.,
Class
a
A* 214 15,241
Guardant Health, Inc.* 2,008 81,565
HealthEquity, Inc.* 1,441 144,979
Hims & Hers Health, Inc.* 3,247 183,650
InfuSystem Holdings, Inc.* 336 1,942
Investments
Shares Value
Common Stocks (a) (continued)
Innovage Holding Corp.* 322 $ 1,317
Joint Corp. (The)* 185 1,980
LifeStance Health Group, Inc.* 2,344 13,923
ModivCare, Inc.* 164 184
Nano-X Imaging Ltd.*(b) 925 4,736
National HealthCare Corp. 208 21,661
National Research Corp. 256 3,459
NeoGenomics, Inc.* 2,144 15,608
OPKO Health, Inc.* 5,359 7,288
Option Care Health, Inc.* 2,882 94,184
Owens & Minor, Inc.* 1,270 8,382
PACS Group, Inc.* 660 6,547
Pediatrix Medical Group, Inc.* 1,448 20,489
Pennant Group, Inc. (The)* 548 15,733
Performant Healthcare, Inc.* 1,213 3,724
Privia Health Group, Inc.* 1,733 39,443
Progyny, Inc.* 1,257 27,026
Quipt Home Medical Corp.* 629 1,126
RadNet, Inc.* 1,112 63,929
Select Medical Holdings Corp. 1,819 27,813
Sonida Senior Living, Inc.* 79 1,928
Surgery Partners, Inc.* 1,289 30,433
Talkspace, Inc.* 2,065 6,587
US Physical Therapy, Inc. 251 18,822
Viemed Healthcare, Inc.* 577 3,837
1,306,200
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 2,555 89,272
CareTrust REIT, Inc. 3,161 90,910
Community Healthcare Trust,
Inc., REIT 457 7,467
Diversified Healthcare Trust,
REIT 3,672 11,493
Global Medical REIT, Inc. 1,042 6,627
LTC Properties, Inc., REIT 749 26,507
National Health Investors, Inc.,
REIT 735 53,295
Sabra Health Care REIT, Inc. 3,973 69,448
Strawberry Fields REIT, Inc. 159 1,622
Universal Health Realty Income
Trust, REIT 215 8,538
365,179
Health Care Technology — 0.4%
Definitive Healthcare Corp.,
Class
a
A* 880 2,913
Evolent Health, Inc., Class
a
A* 1,941 14,461
Health Catalyst, Inc.* 1,007 3,827
HealthStream, Inc. 409 11,460
LifeMD, Inc.* 615 7,509
OptimizeRx Corp.* 301 3,654
Phreesia, Inc.* 943 23,094
Schrodinger, Inc.* 935 20,215
Simulations Plus, Inc. 265 8,439
Teladoc Health, Inc.* 2,895 20,033
Waystar Holding Corp.* 1,536 61,409
177,014

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 3,832 $ 44,413
Braemar Hotels & Resorts, Inc.,
REIT 1,109 2,529
Chatham Lodging Trust, REIT 810 5,775
DiamondRock Hospitality Co.,
REIT 3,478 26,572
Pebblebrook Hotel Trust, REIT 2,007 18,424
RLJ Lodging Trust, REIT 2,525 18,433
Ryman Hospitality Properties,
Inc., REIT 985 95,653
Service Properties Trust, REIT 2,772 6,431
Summit Hotel Properties, Inc.,
REIT 1,766 7,735
Sunstone Hotel Investors, Inc.,
REIT 3,375 30,240
Xenia Hotels & Resorts, Inc.,
REIT 1,716 20,987
277,192
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.,
Class
a
A* 903 10,132
Biglari Holdings, Inc., Class
a
B* 13 3,213
BJ's Restaurants, Inc.* 310 13,829
Bloomin' Brands, Inc. 1,298 9,904
Brinker International, Inc.* 739 127,574
Cheesecake Factory, Inc. (The)
(b) 809 44,633
Cracker Barrel Old Country
Store, Inc.(b) 371 21,310
Dave & Buster's Entertainment,
Inc.* 530 11,639
Denny's Corp.* 849 3,243
Dine Brands Global, Inc. 252 6,063
El Pollo Loco Holdings, Inc.* 437 4,588
Everi Holdings, Inc.* 1,364 19,246
First Watch Restaurant Group,
Inc.* 647 9,990
Full House Resorts, Inc.* 568 1,806
Global Business Travel Group I* 2,112 13,200
Golden Entertainment, Inc. 323 9,215
Hilton Grand Vacations, Inc.* 1,166 44,506
Inspired Entertainment, Inc.* 370 2,893
International Game Technology
plc 1,912 28,126
Jack in the Box, Inc.(b) 318 6,031
Krispy Kreme, Inc. 1,440 4,162
Kura Sushi USA, Inc.,
Class
a
A*(b) 113 7,465
Life Time Group Holdings, Inc.* 1,413 40,412
Lindblad Expeditions Holdings,
Inc.* 607 6,373
Monarch Casino & Resort, Inc. 215 18,004
Nathan's Famous, Inc. 48 5,135
ONE Group Hospitality, Inc.
(The)* 346 1,190
Papa John's International, Inc. 558 25,250
PlayAGS, Inc.* 674 8,236
Portillo's, Inc., Class
a
A*(b) 925 11,100
Investments
Shares Value
Common Stocks (a) (continued)
Potbelly Corp.* 462 $ 4,930
RCI Hospitality Holdings, Inc. 140 5,632
Red Rock Resorts, Inc., Class
a
A 826 39,706
Rush Street Interactive, Inc.* 1,277 16,205
Sabre Corp.* 6,424 16,188
Shake Shack, Inc., Class
a
A* 638 82,806
Six Flags Entertainment Corp. 1,558 52,286
Super Group SGHC Ltd. 2,520 22,025
Sweetgreen, Inc., Class
a
A* 1,711 22,962
Target Hospitality Corp.* 556 4,064
United Parks & Resorts, Inc.* 520 23,291
Xponential Fitness, Inc.,
Class
a
A* 412 3,712
812,275
Household Durables — 1.6%
Beazer Homes USA, Inc.* 490 10,055
Cavco Industries, Inc.* 136 58,969
Century Communities, Inc. 462 23,964
Champion Homes, Inc.* 901 58,925
Cricut, Inc., Class
a
A 791 4,793
Dream Finders Homes, Inc.,
Class
a
A*(b) 468 9,762
Ethan Allen Interiors, Inc. 382 9,982
Flexsteel Industries, Inc. 78 2,369
GoPro, Inc., Class
a
A*(b) 2,145 1,422
Green Brick Partners, Inc.* 522 30,511
Hamilton Beach Brands Holding
Co., Class
a
A 139 2,540
Helen of Troy Ltd.* 382 10,272
Hooker Furnishings Corp. 180 1,768
Hovnanian Enterprises, Inc.,
Class
a
A* 83 7,493
Installed Building Products, Inc. 397 63,314
iRobot Corp.* 509 1,563
KB Home 1,076 55,500
Landsea Homes Corp.* 486 5,477
La-Z-Boy, Inc. 700 29,323
Legacy Housing Corp.* 188 4,190
LGI Homes, Inc.* 350 17,535
Lifetime Brands, Inc.(b) 210 699
Lovesac Co. (The)* 239 4,574
M/I Homes, Inc.* 447 47,655
Meritage Homes Corp. 1,209 76,904
Purple Innovation, Inc., Class
a
A* 958 763
Sonos, Inc.* 2,027 20,838
Taylor Morrison Home Corp.,
Class
a
A* 1,718 96,689
Traeger, Inc.* 581 802
Tri Pointe Homes, Inc.* 1,548 45,635
United Homes Group, Inc.* 148 447
704,733
Household Products — 0.3%
Central Garden & Pet Co.* 156 5,625
Central Garden & Pet Co.,
Class
a
A* 858 27,430
Energizer Holdings, Inc. 1,209 28,158
Oil-Dri Corp. of America 164 8,228

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
WD-40 Co. 229 $ 55,791
125,232
Independent Power and Renewable Electricity Producers — 0.2%
Montauk Renewables, Inc.* 1,112 2,046
Ormat Technologies, Inc. 971 72,175
Sunnova Energy International,
Inc.* 1,827 397
74,618
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 436 12,439
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 1,099 3,615
Innovative Industrial Properties,
Inc., REIT 472 26,064
LXP Industrial Trust, REIT 4,884 41,905
Plymouth Industrial REIT, Inc. 676 10,951
Terreno Realty Corp., REIT 1,657 93,488
176,023
Insurance — 2.1%
Ambac Financial Group, Inc.* 767 6,006
American Coastal Insurance
Corp. 408 4,406
AMERISAFE, Inc. 321 15,238
Baldwin Insurance Group, Inc.
(The), Class
a
A* 1,135 43,732
Bowhead Specialty Holdings,
Inc.* 264 9,847
CNO Financial Group, Inc. 1,713 65,025
Crawford & Co., Class
a
A 258 2,681
Donegal Group, Inc., Class
a
A 264 5,333
Employers Holdings, Inc. 414 20,149
Enstar Group Ltd.* 212 71,022
F&G Annuities & Life, Inc. 311 9,940
Fidelis Insurance Holdings Ltd. 833 14,561
Genworth Financial, Inc.,
Class
a
A* 7,117 50,175
GoHealth, Inc., Class
a
A* 79 435
Goosehead Insurance, Inc.,
Class
a
A 377 40,814
Greenlight Capital Re Ltd.,
Class
a
A* 457 6,599
Hamilton Insurance Group Ltd.,
Class
a
B* 697 15,167
HCI Group, Inc. 140 23,628
Heritage Insurance Holdings,
Inc.* 382 9,348
Hippo Holdings, Inc.* 331 7,798
Horace Mann Educators Corp. 690 29,967
Investors Title Co. 24 5,616
James River Group Holdings
Ltd. 631 3,672
Kestrel Group Ltd. 75 1,906
Kingsway Financial Services,
Inc.* 215 2,765
Lemonade, Inc.* 877 29,379
Investments
Shares Value
Common Stocks (a) (continued)
MBIA, Inc.* 750 $ 3,307
Mercury General Corp. 449 28,952
NI Holdings, Inc.* 135 1,793
Oscar Health, Inc., Class
a
A* 3,432 47,362
Palomar Holdings, Inc.* 437 74,932
ProAssurance Corp.* 858 19,897
Root, Inc., Class
a
A* 146 19,125
Safety Insurance Group, Inc. 247 20,289
Selective Insurance Group, Inc. 1,022 89,956
Selectquote, Inc.* 2,282 4,952
SiriusPoint Ltd.* 1,580 30,952
Skyward Specialty Insurance
Group, Inc.* 622 39,404
Stewart Information Services
Corp. 453 27,334
Tiptree, Inc., Class
a
A 423 9,382
Trupanion, Inc.* 553 26,096
United Fire Group, Inc. 352 10,014
Universal Insurance Holdings,
Inc. 395 10,720
959,676
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 1,388 7,801
Cargurus, Inc., Class
a
A* 1,455 45,600
Cars.com, Inc.* 1,085 11,121
EverQuote, Inc., Class
a
A* 421 9,704
fuboTV, Inc.* 5,580 20,423
Getty Images Holdings, Inc.*(b) 1,685 2,999
Grindr, Inc.* 412 10,061
MediaAlpha, Inc., Class
a
A* 511 5,212
Nextdoor Holdings, Inc.* 2,896 4,431
Outbrain, Inc.* 659 1,700
QuinStreet, Inc.* 906 13,835
Shutterstock, Inc. 411 7,583
System1, Inc.* 408 145
TrueCar, Inc.* 1,368 1,984
Vimeo, Inc.* 2,443 10,651
Webtoon Entertainment, Inc.*(b) 260 2,285
Yelp, Inc., Class
a
A* 1,070 40,842
Ziff Davis, Inc.* 707 22,935
ZipRecruiter, Inc., Class
a
A* 1,184 7,068
226,380
IT Services — 0.4%
Applied Digital Corp.*(b) 3,337 22,792
ASGN, Inc.* 725 38,287
Backblaze, Inc., Class
a
A* 774 4,412
BigBear.ai Holdings, Inc.*(b) 1,735 7,218
BigCommerce Holdings, Inc.,
Series 1* 1,204 6,068
Couchbase, Inc.* 682 12,324
DigitalOcean Holdings, Inc.* 1,118 31,639
Fastly, Inc., Class
a
A* 2,226 16,205
Grid Dynamics Holdings, Inc.* 1,035 12,969
Hackett Group, Inc. (The) 425 10,421
Information Services Group,
Inc. 600 2,832
Rackspace Technology, Inc.* 1,139 1,298
Tucows, Inc., Class
a
A*(b) 137 2,658

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Unisys Corp.* 1,111 $ 5,299
174,422
Leisure Products — 0.3%
Acushnet Holdings Corp. 466 31,800
Clarus Corp. 512 1,628
Escalade, Inc. 169 2,508
Funko, Inc., Class
a
A* 531 2,225
JAKKS Pacific, Inc. 137 2,758
Johnson Outdoors, Inc.,
Class
a
A 80 2,175
Latham Group, Inc.* 682 3,853
Malibu Boats, Inc., Class
a
A* 329 9,916
Marine Products Corp. 151 1,255
MasterCraft Boat Holdings,
Inc.* 280 4,763
Outdoor Holding Co.*(b) 1,508 2,186
Peloton Interactive, Inc.,
Class
a
A* 5,920 42,032
Smith & Wesson Brands, Inc. 742 7,064
Sturm Ruger & Co., Inc. 275 9,955
Topgolf Callaway Brands Corp.* 2,385 15,121
139,239
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 1,952 18,583
Akoya Biosciences, Inc.*(b) 448 560
BioLife Solutions, Inc.* 605 13,237
Codexis, Inc.* 1,355 3,117
Conduit Pharmaceuticals, Inc.* 1 3
CryoPort, Inc.* 734 4,411
Cytek Biosciences, Inc.* 2,000 5,540
Harvard Bioscience, Inc.* 688 321
Lifecore Biomedical, Inc.* 426 2,884
Maravai LifeSciences Holdings,
Inc., Class
a
A* 1,856 4,176
MaxCyte, Inc.* 1,778 4,232
Mesa Laboratories, Inc. 87 8,754
Nautilus Biotechnology, Inc.,
Class
a
A* 819 612
Niagen Bioscience, Inc.* 834 9,024
OmniAb, Inc.* 1,605 2,038
Pacific Biosciences of
California, Inc.*(b) 4,595 4,428
Quanterix Corp.* 605 3,146
Quantum-Si, Inc.*(b) 2,021 3,395
Standard BioTools, Inc.* 4,955 5,005
93,466
Machinery — 3.7%
374Water, Inc.*(b) 1,102 479
3D Systems Corp.* 2,177 3,374
Alamo Group, Inc. 171 33,865
Albany International Corp.,
Class
a
A 524 34,621
Astec Industries, Inc. 382 15,009
Atmus Filtration Technologies,
Inc. 1,409 50,752
Blue Bird Corp.* 541 20,937
Investments
Shares Value
Common Stocks (a) (continued)
Chart Industries, Inc.* 721 $ 113,096
Columbus McKinnon Corp. 478 6,960
Commercial Vehicle Group,
Inc.* 563 732
Douglas Dynamics, Inc. 380 10,446
Eastern Co. (The) 87 1,946
Energy Recovery, Inc.* 956 12,055
Enerpac Tool Group Corp.,
Class
a
A 913 39,149
Enpro, Inc. 352 65,169
ESCO Technologies, Inc. 435 78,839
Federal Signal Corp. 1,010 95,011
Franklin Electric Co., Inc. 760 65,656
Gencor Industries, Inc.* 175 2,413
Gorman-Rupp Co. (The) 351 12,812
Graham Corp.* 171 6,743
Greenbrier Cos., Inc. (The) 514 23,166
Helios Technologies, Inc. 558 16,919
Hillenbrand, Inc. 1,180 23,057
Hillman Solutions Corp.* 3,306 23,935
Hyster-Yale, Inc. 192 7,711
JBT Marel Corp. 787 90,356
Kadant, Inc. 197 61,840
Kennametal, Inc. 1,309 28,183
L B Foster Co., Class
a
A* 150 2,834
Lindsay Corp. 181 25,231
Luxfer Holdings plc 451 5,155
Manitowoc Co., Inc. (The)* 580 6,096
Mayville Engineering Co., Inc.* 217 3,420
Miller Industries, Inc. 186 8,431
Mueller Industries, Inc. 1,876 146,084
Mueller Water Products, Inc.,
Class
a
A 2,611 64,048
NN, Inc.* 782 1,603
Omega Flex, Inc. 60 1,963
Park-Ohio Holdings Corp. 154 2,818
Proto Labs, Inc.* 413 15,273
REV Group, Inc. 862 32,316
Shyft Group, Inc. (The) 568 5,958
SPX Technologies, Inc.* 755 114,828
Standex International Corp. 195 29,433
Taylor Devices, Inc.* 49 1,810
Tennant Co. 320 23,814
Terex Corp. 1,121 50,456
Titan International, Inc.* 846 6,125
Trinity Industries, Inc. 1,372 35,315
Twin Disc, Inc. 190 1,378
Wabash National Corp. 724 6,277
Watts Water Technologies, Inc.,
Class
a
A 458 110,891
Worthington Enterprises, Inc. 528 31,105
1,677,893
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 147 1,376
Costamare, Inc. 724 6,205
Genco Shipping & Trading Ltd. 710 9,400
Golden Ocean Group Ltd. 2,046 15,754
Himalaya Shipping Ltd.(b) 504 3,014

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Matson, Inc. 550 $ 62,068
Pangaea Logistics Solutions
Ltd. 611 2,749
Safe Bulkers, Inc. 1,016 3,861
104,427
Media — 0.6%
Advantage Solutions, Inc.*(b) 1,780 2,118
AMC Networks, Inc., Class
a
A* 539 3,563
Boston Omaha Corp., Class
a
A* 416 6,115
Cable One, Inc. 94 13,755
Cardlytics, Inc.* 710 1,285
Clear Channel Outdoor
Holdings, Inc.* 5,926 6,341
EchoStar Corp., Class
a
A* 2,046 36,276
Emerald Holding, Inc. 258 1,182
Entravision Communications
Corp., Class
a
A 1,035 2,142
EW Scripps Co. (The), Class
a
A* 1,033 2,293
Gambling.com Group Ltd.* 276 3,254
Gannett Co., Inc.* 2,387 8,450
Gray Media, Inc. 1,440 5,717
Ibotta, Inc., Class
a
A* 263 13,147
iHeartMedia, Inc., Class
a
A* 1,766 2,314
Integral Ad Science Holding
Corp.* 1,231 10,020
John Wiley & Sons, Inc.,
Class
a
A 659 25,780
Magnite, Inc.* 2,118 34,651
National CineMedia, Inc. 1,174 6,398
PubMatic, Inc., Class
a
A* 669 7,827
Scholastic Corp. 391 6,753
Sinclair, Inc. 542 7,604
Stagwell, Inc., Class
a
A* 1,481 6,605
TechTarget, Inc.* 447 3,616
TEGNA, Inc. 2,710 45,311
Thryv Holdings, Inc.* 642 8,539
Townsquare Media, Inc.,
Class
a
A 223 1,539
WideOpenWest, Inc.* 841 3,541
276,136
Metals & Mining — 1.7%
Alpha Metallurgical Resources,
Inc.* 184 20,615
Caledonia Mining Corp. plc 279 4,771
Carpenter Technology Corp. 807 189,645
Century Aluminum Co.* 888 13,755
Coeur Mining, Inc.* 10,501 84,848
Commercial Metals Co. 1,913 89,127
Compass Minerals
International, Inc.* 581 11,161
Constellium SE, Class
a
A* 2,177 26,429
Contango ORE, Inc.* 177 3,437
Critical Metals Corp.*(b) 138 190
Dakota Gold Corp.* 1,179 3,608
Hecla Mining Co. 10,039 51,600
i-80 Gold Corp.* 5,320 2,676
Ivanhoe Electric, Inc.* 1,408 10,349
Kaiser Aluminum Corp. 267 19,382
Investments
Shares Value
Common Stocks (a) (continued)
Lifezone Metals Ltd.* 616 $ 2,458
MAC Copper Ltd., Class
a
A* 907 11,029
Materion Corp. 346 26,791
Metallus, Inc.* 698 8,816
Novagold Resources, Inc.* 4,100 14,678
Olympic Steel, Inc. 166 4,922
Perpetua Resources Corp.* 710 9,876
Piedmont Lithium, Inc.* 307 1,897
Radius Recycling, Inc., Class
a
A 443 13,117
Ramaco Resources, Inc.,
Class
a
A 444 4,014
Ramaco Resources, Inc.,
Class
a
B 98 731
Ryerson Holding Corp. 452 9,384
SSR Mining, Inc.* 3,414 40,388
SunCoke Energy, Inc. 1,412 11,494
Tredegar Corp.* 448 3,754
Warrior Met Coal, Inc. 870 39,541
Worthington Steel, Inc. 547 13,620
748,103
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc. 305 1,513
AG Mortgage Investment Trust,
Inc. 485 3,376
Angel Oak Mortgage REIT, Inc. 203 1,849
Apollo Commercial Real Estate
Finance, Inc. 2,330 22,904
Arbor Realty Trust, Inc.(b) 3,097 29,669
Ares Commercial Real Estate
Corp. 901 4,154
ARMOUR Residential REIT,
Inc.(b) 944 15,302
Blackstone Mortgage Trust,
Inc., Class
a
A 2,920 55,159
BrightSpire Capital, Inc.,
Class
a
A 2,172 10,990
Chicago Atlantic Real Estate
Finance, Inc. 294 4,281
Chimera Investment Corp. 1,353 17,832
Claros Mortgage Trust, Inc. 1,451 3,729
Dynex Capital, Inc. 1,416 17,049
Ellington Financial, Inc. 1,481 18,616
Franklin BSP Realty Trust, Inc. 1,384 15,265
Granite Point Mortgage Trust,
Inc. 828 2,144
Invesco Mortgage Capital, Inc. 1,031 7,609
KKR Real Estate Finance Trust,
Inc. 990 8,841
Ladder Capital Corp., Class
a
A 1,909 20,083
MFA Financial, Inc. 1,722 16,015
New York Mortgage Trust, Inc. 1,527 9,971
Nexpoint Real Estate Finance,
Inc. 140 2,068
Orchid Island Capital, Inc.(b) 1,326 9,056
PennyMac Mortgage
Investment Trust 1,460 17,929
Ready Capital Corp.(b) 2,717 12,145
Redwood Trust, Inc. 2,215 12,072
Seven Hills Realty Trust 216 2,547
Sunrise Realty Trust, Inc. 178 1,912

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
TPG RE Finance Trust, Inc. 1,006 $ 7,726
Two Harbors Investment Corp. 1,745 18,479
370,285
Multi-Utilities — 0.4%
Avista Corp. 1,333 51,334
Black Hills Corp. 1,210 70,749
Northwestern Energy Group,
Inc. 1,035 57,266
Unitil Corp. 267 14,640
193,989
Office REITs — 0.7%
Brandywine Realty Trust, REIT 2,850 12,056
City Office REIT, Inc. 656 3,201
COPT Defense Properties, REIT 1,892 51,936
Douglas Emmett, Inc., REIT 2,713 38,606
Easterly Government
Properties, Inc., Class
a
A, REIT 671 14,581
Empire State Realty Trust, Inc.,
Class
a
A, REIT 2,293 17,564
Franklin Street Properties
Corp., REIT 1,640 2,985
Hudson Pacific Properties, Inc.,
REIT 2,299 4,276
JBG SMITH Properties, REIT(b) 1,370 23,427
NET Lease Office Properties,
REIT* 249 7,771
Orion Properties, Inc., REIT 944 1,803
Paramount Group, Inc., REIT 3,102 18,767
Peakstone Realty Trust, REIT 615 7,620
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 2,077 14,788
Postal Realty Trust, Inc.,
Class
a
A, REIT 378 5,232
SL Green Realty Corp., REIT 1,207 68,521
293,134
Oil, Gas & Consumable Fuels — 2.7%
Aemetis, Inc.* 608 1,040
Amplify Energy Corp.* 658 1,888
Ardmore Shipping Corp.(b) 706 6,785
Berry Corp. 1,289 3,081
BKV Corp.* 242 5,203
California Resources Corp. 1,177 51,988
Centrus Energy Corp., Class
a
A* 244 30,968
Clean Energy Fuels Corp.* 2,868 5,134
CNX Resources Corp.* 2,450 79,086
Comstock Resources, Inc.* 1,552 36,162
Core Natural Resources, Inc. 883 61,192
Crescent Energy Co., Class
a
A 2,789 23,400
CVR Energy, Inc. 574 13,426
Delek US Holdings, Inc. 1,052 20,251
DHT Holdings, Inc. 2,269 26,275
Diversified Energy Co. plc(b)(c) 791 11,050
Dorian LPG Ltd. 612 13,103
Empire Petroleum Corp.* 268 1,319
Encore Energy Corp.* 3,049 6,128
Energy Fuels, Inc.* 3,155 15,428
Evolution Petroleum Corp. 516 2,317
Investments
Shares Value
Common Stocks (a) (continued)
Excelerate Energy, Inc., Class
a
A 277 $ 7,792
FLEX LNG Ltd.(b) 512 12,237
FutureFuel Corp. 441 1,742
Golar LNG Ltd. 1,663 68,449
Granite Ridge Resources, Inc. 886 4,979
Green Plains, Inc.* 1,075 4,472
Gulfport Energy Corp.* 213 40,789
Hallador Energy Co.* 428 7,383
HighPeak Energy, Inc.(b) 248 2,453
Infinity Natural Resources, Inc.,
Class
a
A* 215 3,586
International Seaways, Inc. 679 25,157
Kinetik Holdings, Inc., Class
a
A 642 28,595
Kosmos Energy Ltd.* 7,862 13,051
Magnolia Oil & Gas Corp.,
Class
a
A 2,911 62,586
Murphy Oil Corp. 2,331 48,788
NACCO Industries, Inc.,
Class
a
A 69 2,474
NextDecade Corp.* 1,943 16,088
Nordic American Tankers Ltd. 3,426 9,079
Northern Oil & Gas, Inc. 1,646 43,751
Par Pacific Holdings, Inc.* 915 19,755
PBF Energy, Inc., Class
a
A 1,686 32,118
Peabody Energy Corp. 2,055 27,044
Prairie Operating Co.* 73 282
PrimeEnergy Resources Corp.* 12 2,317
REX American Resources
Corp.* 259 10,914
Riley Exploration Permian, Inc. 191 4,901
Ring Energy, Inc.* 2,493 1,839
Sable Offshore Corp.* 848 24,405
SandRidge Energy, Inc. 544 5,337
Scorpio Tankers, Inc. 747 29,686
SFL Corp. Ltd. 2,196 18,842
Sitio Royalties Corp., Class
a
A 1,335 22,788
SM Energy Co. 1,921 44,990
Talos Energy, Inc.* 2,436 19,585
Teekay Corp. Ltd. 925 7,816
Teekay Tankers Ltd., Class
a
A 402 17,764
Uranium Energy Corp.* 6,920 41,036
Ur-Energy, Inc.*(b) 5,942 4,853
VAALCO Energy, Inc. 1,751 5,551
Verde Clean Fuels, Inc.* 58 201
Vital Energy, Inc.* 481 7,157
Vitesse Energy, Inc. 434 9,084
W&T Offshore, Inc.(b) 1,658 2,454
World Kinect Corp. 962 26,349
1,205,743
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 271 7,802
Sylvamo Corp. 584 30,935
38,737
Passenger Airlines — 0.4%
Allegiant Travel Co.*(b) 260 14,451
Blade Air Mobility, Inc.* 988 3,448
Frontier Group Holdings, Inc.* 709 2,850
JetBlue Airways Corp.* 5,250 26,512

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Joby Aviation, Inc.*(b) 7,262 $ 56,789
SkyWest, Inc.* 664 67,363
Sun Country Airlines Holdings,
Inc.* 665 7,701
Wheels Up Experience, Inc.*(b) 1,508 1,975
181,089
Personal Care Products — 0.2%
Beauty Health Co. (The)* 1,253 2,043
Edgewell Personal Care Co. 806 22,262
Herbalife Ltd.* 1,698 13,261
Honest Co., Inc. (The)* 1,391 6,997
Interparfums, Inc. 306 41,683
Medifast, Inc.* 183 2,575
Nature's Sunshine Products,
Inc.* 215 3,324
Nu Skin Enterprises, Inc.,
Class
a
A 837 7,223
Olaplex Holdings, Inc.* 2,332 3,078
USANA Health Sciences, Inc.* 191 5,705
Waldencast plc, Class
a
A* 419 1,127
109,278
Pharmaceuticals — 1.6%
Alto Neuroscience, Inc.* 358 924
Alumis, Inc.* 962 3,367
Amneal Pharmaceuticals, Inc.* 2,676 19,588
Amphastar Pharmaceuticals,
Inc.* 635 16,326
ANI Pharmaceuticals, Inc.* 311 18,262
Aquestive Therapeutics, Inc.* 1,249 3,385
Arvinas, Inc.* 1,084 7,805
Atea Pharmaceuticals, Inc.* 1,299 3,858
Avadel Pharmaceuticals plc,
ADR* 1,555 14,166
Axsome Therapeutics, Inc.* 617 64,884
BioAge Labs, Inc.* 205 812
Biote Corp., Class
a
A* 454 1,571
Cassava Sciences, Inc.* 681 1,369
Collegium Pharmaceutical, Inc.* 540 15,736
Contineum Therapeutics, Inc.,
Class
a
A* 178 651
Corcept Therapeutics, Inc.* 1,359 105,404
CorMedix, Inc.* 1,020 12,383
Edgewise Therapeutics, Inc.* 1,237 17,664
Enliven Therapeutics, Inc.* 615 10,929
Esperion Therapeutics, Inc.* 3,177 2,700
Evolus, Inc.* 941 8,648
EyePoint Pharmaceuticals, Inc.* 1,102 7,978
Fulcrum Therapeutics, Inc.* 908 6,242
Harmony Biosciences Holdings,
Inc.* 640 22,080
Harrow, Inc.* 512 14,392
Innoviva, Inc.* 930 18,200
LENZ Therapeutics, Inc.* 210 6,132
Ligand Pharmaceuticals, Inc.* 300 30,657
Liquidia Corp.* 1,066 15,905
Lyra Therapeutics, Inc.* 15 74
Maze Therapeutics, Inc.*(b) 151 1,511
MBX Biosciences, Inc.* 192 2,385
Investments
Shares Value
Common Stocks (a) (continued)
MediWound Ltd.* 156 $ 3,426
Mind Medicine MindMed,
Inc.*(b) 1,237 8,981
Nektar Therapeutics, Class
a
A* 3,000 2,173
Neumora Therapeutics, Inc.* 1,434 1,027
Nuvation Bio, Inc.* 3,045 6,455
Ocular Therapeutix, Inc.* 2,659 21,299
Omeros Corp.*(b) 943 2,914
Pacira BioSciences, Inc.* 772 19,948
Phathom Pharmaceuticals,
Inc.*(b) 670 2,847
Phibro Animal Health Corp.,
Class
a
A 343 8,376
Pliant Therapeutics, Inc.* 959 1,295
Prestige Consumer Healthcare,
Inc.* 832 71,277
Rapport Therapeutics, Inc.* 286 2,365
scPharmaceuticals, Inc.* 662 2,410
Septerna, Inc.*(b) 316 2,923
SIGA Technologies, Inc. 780 4,664
Supernus Pharmaceuticals,
Inc.* 843 26,723
Tarsus Pharmaceuticals, Inc.* 623 26,758
Telomir Pharmaceuticals, Inc.* 326 634
Terns Pharmaceuticals, Inc.* 1,183 3,679
Theravance Biopharma, Inc.* 626 5,734
Third Harmonic Bio, Inc.* 370 1,928
Trevi Therapeutics, Inc.* 1,256 8,177
Ventyx Biosciences, Inc.* 1,023 1,739
Verrica Pharmaceuticals, Inc.* 681 337
Veru, Inc.*(b) 2,220 1,128
WaVe Life Sciences Ltd.* 1,626 9,772
Xeris Biopharma Holdings, Inc.* 2,357 11,644
Zevra Therapeutics, Inc.* 904 7,729
724,350
Professional Services — 2.1%
Alight, Inc., Class
a
A 7,053 38,509
Asure Software, Inc.* 411 3,987
Barrett Business Services, Inc. 431 17,811
BlackSky Technology, Inc.* 434 4,856
CBIZ, Inc.* 803 58,009
Conduent, Inc.* 2,616 5,860
CRA International, Inc. 112 21,286
CSG Systems International, Inc. 485 32,039
DLH Holdings Corp.* 147 735
ExlService Holdings, Inc.* 2,638 121,322
Exponent, Inc. 848 64,736
First Advantage Corp.* 1,008 17,257
FiscalNote Holdings, Inc.* 1,245 746
Forrester Research, Inc.* 200 2,126
Franklin Covey Co.* 188 4,395
Heidrick & Struggles
International, Inc. 338 14,757
HireQuest, Inc. 95 951
Huron Consulting Group, Inc.* 294 41,992
IBEX Holdings Ltd.* 145 4,174
ICF International, Inc. 312 26,807
Innodata, Inc.* 453 17,880
Insperity, Inc. 602 38,961

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
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Investments
Shares Value
Common Stocks (a) (continued)
Kelly Services, Inc., Class
a
A 529 $ 6,200
Kforce, Inc. 306 12,485
Korn Ferry 861 58,557
Legalzoom.com, Inc.* 2,122 19,374
Maximus, Inc. 960 69,610
Mistras Group, Inc.* 355 2,680
NV5 Global, Inc.* 961 21,238
Planet Labs PBC* 3,700 14,208
Resolute Holdings
Management, Inc.* 34 1,169
Resources Connection, Inc. 552 2,879
Spire Global, Inc.*(b) 377 3,913
TriNet Group, Inc. 538 44,767
TrueBlue, Inc.* 494 2,964
TTEC Holdings, Inc.* 330 1,620
Upwork, Inc.* 2,095 32,452
Verra Mobility Corp., Class
a
A* 2,770 65,510
Willdan Group, Inc.* 214 11,567
WNS Holdings Ltd.* 721 41,811
952,200
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 28 400
Anywhere Real Estate, Inc.* 1,648 5,751
Compass, Inc., Class
a
A* 6,190 36,583
Cushman & Wakefield plc* 3,849 38,605
eXp World Holdings, Inc. 1,380 11,758
Forestar Group, Inc.* 321 6,147
FRP Holdings, Inc.* 223 6,048
Kennedy-Wilson Holdings, Inc. 1,912 12,179
Marcus & Millichap, Inc. 393 11,322
Maui Land & Pineapple Co.,
Inc.* 129 2,048
Newmark Group, Inc., Class
a
A 2,214 24,376
Offerpad Solutions, Inc.* 177 172
Opendoor Technologies, Inc.*(b) 10,766 7,022
RE/MAX Holdings, Inc.,
Class
a
A* 303 2,288
Real Brokerage, Inc. (The)* 1,689 6,959
Redfin Corp.* 2,046 20,440
RMR Group, Inc. (The), Class
a
A 263 3,971
St Joe Co. (The) 604 27,005
Star Holdings*(b) 219 1,386
Stratus Properties, Inc.* 94 1,706
Tejon Ranch Co.* 353 5,892
Transcontinental Realty
Investors, Inc.* 21 826
232,884
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 2,339 18,665
BRT Apartments Corp., REIT 193 3,041
Centerspace, REIT 277 17,659
Clipper Realty, Inc., REIT 201 764
Elme Communities, REIT 1,478 23,737
Independence Realty Trust,
Inc., REIT 3,798 70,605
Investments
Shares Value
Common Stocks (a) (continued)
NexPoint Residential Trust, Inc.,
REIT 375 $ 12,750
UMH Properties, Inc., REIT 1,217 20,433
Veris Residential, Inc., REIT 1,320 20,064
187,718
Retail REITs — 1.2%
Acadia Realty Trust, REIT 1,968 37,904
Alexander's, Inc., REIT 35 7,882
CBL & Associates Properties,
Inc., REIT 366 9,227
Curbline Properties Corp., REIT 1,597 36,236
FrontView REIT, Inc. 246 2,831
Getty Realty Corp., REIT 846 24,754
InvenTrust Properties Corp.,
REIT 1,303 36,601
Kite Realty Group Trust, REIT 3,648 80,694
Macerich Co. (The), REIT 4,196 67,891
NETSTREIT Corp., REIT 1,379 22,202
Phillips Edison & Co., Inc., REIT 2,062 73,119
Saul Centers, Inc., REIT 176 5,928
SITE Centers Corp., REIT 799 9,524
Tanger, Inc., REIT 1,813 54,027
Urban Edge Properties, REIT 2,118 38,463
Whitestone REIT 835 10,287
517,570
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc., Class
a
A* 866 19,528
Aehr Test Systems*(b) 478 4,560
Alpha & Omega Semiconductor
Ltd.* 399 8,467
Ambarella, Inc.* 647 34,058
Axcelis Technologies, Inc.* 547 30,818
CEVA, Inc.* 391 7,335
Cohu, Inc.* 772 13,178
Credo Technology Group
Holding Ltd.* 2,382 145,207
Diodes, Inc.* 766 34,010
Everspin Technologies, Inc.* 338 1,896
FormFactor, Inc.* 1,302 38,865
GCT Semiconductor Holding,
Inc.* 133 137
Ichor Holdings Ltd.* 557 8,789
Impinj, Inc.* 384 43,811
indie Semiconductor, Inc.,
Class
a
A*(b) 2,830 7,499
Kulicke & Soffa Industries, Inc. 877 28,196
MaxLinear, Inc., Class
a
A* 1,343 15,297
Navitas Semiconductor Corp.,
Class
a
A* 2,163 11,031
NVE Corp. 80 5,693
PDF Solutions, Inc.* 524 9,275
Penguin Solutions, Inc.* 875 15,540
Photronics, Inc.* 1,035 17,295
Power Integrations, Inc. 950 47,243
QuickLogic Corp.* 234 1,212
Rambus, Inc.* 1,795 95,979
Rigetti Computing, Inc.*(b) 3,178 38,486
Semtech Corp.* 1,243 46,401

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
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::
Investments
Shares Value
Common Stocks (a) (continued)
Silicon Laboratories, Inc.* 539 $ 64,966
SiTime Corp.* 311 60,978
SkyWater Technology, Inc.* 459 4,149
Synaptics, Inc.* 663 38,958
Ultra Clean Holdings, Inc.* 744 14,411
Veeco Instruments, Inc.* 934 18,036
931,304
Software — 5.7%
8x8, Inc.* 2,193 3,596
A10 Networks, Inc. 1,193 20,591
ACI Worldwide, Inc.* 1,771 81,926
Adeia, Inc. 1,831 23,510
Agilysys, Inc.* 378 40,034
Airship AI Holdings, Inc.* 138 711
Alarm.com Holdings, Inc.* 794 45,576
Alkami Technology, Inc.* 1,020 29,213
Amplitude, Inc., Class
a
A* 1,316 16,305
Appian Corp., Class
a
A* 676 21,294
Arteris, Inc.* 487 3,784
Asana, Inc., Class
a
A* 1,366 24,465
AudioEye, Inc.* 146 1,784
Aurora Innovation, Inc.,
Class
a
A* 16,131 97,754
AvePoint, Inc.* 2,164 40,359
Bit Digital, Inc.*(b) 2,092 4,937
Blackbaud, Inc.* 659 41,010
BlackLine, Inc.* 981 54,867
Blend Labs, Inc., Class
a
A* 4,032 14,757
Box, Inc., Class
a
A* 2,365 89,444
Braze, Inc., Class
a
A* 1,108 40,774
C3.ai, Inc., Class
a
A* 1,890 50,255
Cerence, Inc.* 715 6,085
Cipher Mining, Inc.* 3,403 10,617
Cleanspark, Inc.*(b) 4,638 40,026
Clear Secure, Inc., Class
a
A 1,491 36,902
Clearwater Analytics Holdings,
Inc., Class
a
A* 3,327 76,854
Commvault Systems, Inc.* 733 134,249
Consensus Cloud Solutions,
Inc.* 302 6,635
Core Scientific, Inc.* 2,998 31,929
CS Disco, Inc.* 489 1,927
Daily Journal Corp.* 24 10,114
Digimarc Corp.* 258 3,375
Digital Turbine, Inc.* 1,640 7,741
Domo, Inc., Class
a
B* 586 7,442
D-Wave Quantum, Inc.*(b) 3,069 50,117
E2open Parent Holdings, Inc.* 3,440 11,042
eGain Corp.* 297 1,601
EverCommerce, Inc.* 357 3,574
Freshworks, Inc., Class
a
A* 3,473 53,033
Hut 8 Corp.* 1,361 20,782
I3 Verticals, Inc., Class
a
A* 382 9,439
Intapp, Inc.* 895 49,332
InterDigital, Inc. 425 92,335
Jamf Holding Corp.* 1,403 14,731
Kaltura, Inc.* 1,639 3,475
Life360, Inc.* 176 11,185
LiveRamp Holdings, Inc.* 1,080 35,186
Investments
Shares Value
Common Stocks (a) (continued)
MARA Holdings, Inc.*(b) 5,732 $ 80,936
Meridianlink, Inc.* 551 9,196
Mitek Systems, Inc.* 753 7,071
N-able, Inc.* 1,222 9,519
NCR Voyix Corp.* 2,446 27,126
NextNav, Inc.* 1,344 16,867
Olo, Inc., Class
a
A* 1,787 15,565
ON24, Inc.* 466 2,651
OneSpan, Inc. 638 10,163
Ooma, Inc.* 424 5,788
Pagaya Technologies Ltd.,
Class
a
A*(b) 606 9,963
PagerDuty, Inc.* 1,456 20,763
Porch Group, Inc.* 1,331 12,139
Progress Software Corp. 723 44,508
PROS Holdings, Inc.* 770 13,544
Q2 Holdings, Inc.* 988 86,470
Qualys, Inc.* 622 86,178
Rapid7, Inc.* 1,056 24,235
Red Violet, Inc. 185 8,984
Rekor Systems, Inc.* 1,241 1,440
ReposiTrak, Inc. 197 4,298
Rimini Street, Inc.* 893 2,724
Riot Platforms, Inc.* 5,228 42,190
Roadzen, Inc.* 689 678
Sapiens International Corp. NV 516 14,809
SEMrush Holdings, Inc.,
Class
a
A* 620 6,101
Silvaco Group, Inc.*(b) 111 514
SoundHound AI, Inc.,
Class
a
A*(b) 5,443 55,029
SoundThinking, Inc.* 166 2,575
Sprinklr, Inc., Class
a
A* 1,961 16,551
Sprout Social, Inc., Class
a
A* 842 18,381
SPS Commerce, Inc.* 632 88,960
Telos Corp.* 927 2,336
Tenable Holdings, Inc.* 2,002 64,504
Terawulf, Inc.* 4,496 15,871
Varonis Systems, Inc., Class
a
B* 1,851 88,256
Verint Systems, Inc.* 1,026 17,996
Vertex, Inc., Class
a
A* 927 36,681
Viant Technology, Inc., Class
a
A* 257 3,544
Weave Communications, Inc.* 677 6,533
WM Technology, Inc.* 1,448 1,506
Workiva, Inc., Class
a
A* 858 57,735
Xperi, Inc.* 753 5,866
Yext, Inc.* 1,791 12,018
Zeta Global Holdings Corp.,
Class
a
A* 3,003 39,459
2,574,895
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 741 8,388
Four Corners Property Trust,
Inc., REIT 1,622 44,783
Gladstone Land Corp., REIT 565 5,585
Outfront Media, Inc., REIT 2,429 40,127
PotlatchDeltic Corp., REIT 1,322 52,008
Safehold, Inc., REIT 871 13,126

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
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::
Investments
Shares Value
Common Stocks (a) (continued)
Uniti Group, Inc., REIT 4,087 $ 17,574
181,591
Specialty Retail — 2.0%
1-800-Flowers.com, Inc.,
Class
a
A*(b) 429 2,111
Abercrombie & Fitch Co.,
Class
a
A* 833 65,382
Academy Sports & Outdoors,
Inc. 1,143 46,760
aka Brands Holding Corp.* 14 174
American Eagle Outfitters, Inc. 2,986 32,727
America's Car-Mart, Inc.* 122 6,071
Arhaus, Inc., Class
a
A* 863 7,750
Arko Corp. 1,356 5,804
Asbury Automotive Group, Inc.* 331 75,438
BARK, Inc.* 2,182 2,815
Beyond, Inc.* 768 4,923
Boot Barn Holdings, Inc.* 498 79,834
Buckle, Inc. (The) 518 22,072
Build-A-Bear Workshop, Inc. 208 10,616
Caleres, Inc. 551 7,411
Camping World Holdings, Inc.,
Class
a
A 944 15,349
Citi Trends, Inc.* 110 2,913
Designer Brands, Inc.,
Class
a
A(b) 574 2,038
Destination XL Group, Inc.* 845 955
EVgo, Inc., Class
a
A*(b) 2,083 8,228
Foot Locker, Inc.* 1,404 33,359
Genesco, Inc.* 176 3,824
Group 1 Automotive, Inc. 218 92,414
GrowGeneration Corp.* 941 1,016
Haverty Furniture Cos., Inc. 247 5,177
J Jill, Inc. 105 1,680
Lands' End, Inc.* 237 1,995
Leslie's, Inc.* 3,118 2,350
MarineMax, Inc.* 368 7,802
Monro, Inc. 504 7,726
National Vision Holdings, Inc.* 1,310 25,951
ODP Corp. (The)* 495 8,143
OneWater Marine, Inc., Class
a
A* 202 2,983
Petco Health & Wellness Co.,
Inc., Class
a
A* 1,434 5,263
RealReal, Inc. (The)* 1,704 9,628
Revolve Group, Inc., Class
a
A* 647 13,328
RumbleON, Inc., Class
a
B* 289 457
Sally Beauty Holdings, Inc.* 1,716 14,946
Shoe Carnival, Inc. 301 5,785
Signet Jewelers Ltd. 700 46,599
Sleep Number Corp.* 364 3,917
Sonic Automotive, Inc., Class
a
A 249 17,413
Stitch Fix, Inc., Class
a
A* 1,703 7,527
ThredUp, Inc., Class
a
A* 1,325 9,540
Tile Shop Holdings, Inc.* 483 3,077
Tilly's, Inc., Class
a
A*(b) 251 359
Torrid Holdings, Inc.* 342 1,765
Upbound Group, Inc. 903 20,715
Urban Outfitters, Inc.* 1,066 74,513
Victoria's Secret & Co.* 1,319 27,976
Investments
Shares Value
Common Stocks (a) (continued)
Warby Parker, Inc., Class
a
A* 1,489 $ 31,522
Winmark Corp. 50 21,241
Zumiez, Inc.* 263 3,285
912,647
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class
a
A* 416 5,703
Corsair Gaming, Inc.* 752 6,610
CPI Card Group, Inc.* 82 1,825
Diebold Nixdorf, Inc.* 424 20,424
Eastman Kodak Co.* 1,019 5,788
Immersion Corp. 519 3,903
IonQ, Inc.*(b) 3,416 137,802
Turtle Beach Corp.* 270 3,100
Xerox Holdings Corp. 1,956 9,565
194,720
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 2,185 9,505
G-III Apparel Group Ltd.* 654 18,999
Hanesbrands, Inc.* 5,936 29,383
Kontoor Brands, Inc. 924 63,386
Movado Group, Inc. 255 4,131
Oxford Industries, Inc. 249 13,366
Rocky Brands, Inc. 121 2,753
Steven Madden Ltd. 1,200 29,580
Superior Group of Cos., Inc. 215 2,120
Vera Bradley, Inc.* 406 820
Wolverine World Wide, Inc. 1,334 22,758
196,801
Tobacco — 0.1%
Ispire Technology, Inc.* 324 816
Turning Point Brands, Inc. 287 21,330
Universal Corp. 404 26,418
48,564
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc. 452 2,147
Applied Industrial Technologies,
Inc. 645 146,105
BlueLinx Holdings, Inc.* 138 9,235
Boise Cascade Co. 645 56,038
Custom Truck One Source, Inc.* 832 3,578
Distribution Solutions Group,
Inc.* 176 4,796
DNOW, Inc.* 1,773 25,567
DXP Enterprises, Inc.* 206 17,032
EVI Industries, Inc. 112 2,076
FTAI Aviation Ltd. 1,705 199,741
GATX Corp. 600 95,544
Global Industrial Co. 229 5,965
GMS, Inc.* 653 49,452
Herc Holdings, Inc.(b) 548 67,952
Hudson Technologies, Inc.* 748 5,348
Karat Packaging, Inc. 115 3,618
McGrath RentCorp 409 45,963
MRC Global, Inc.* 1,416 17,573
Rush Enterprises, Inc., Class
a
A 1,022 50,742
Rush Enterprises, Inc., Class
a
B 149 7,780

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Titan Machinery, Inc.* 352 $ 6,575
Transcat, Inc.* 154 13,457
Willis Lease Finance Corp. 49 6,583
Xometry, Inc., Class
a
A* 736 24,398
867,265
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 193 1,988
Water Utilities — 0.4%
American States Water Co. 635 50,082
Cadiz, Inc.* 708 2,085
California Water Service Group 1,001 47,297
Consolidated Water Co. Ltd. 252 6,812
Global Water Resources, Inc. 197 2,000
H2O America 560 29,389
Middlesex Water Co. 296 17,153
Pure Cycle Corp.* 351 3,728
York Water Co. (The) 241 7,871
166,417
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,114 11,819
Spok Holdings, Inc. 309 5,006
Telephone and Data Systems,
Inc. 1,656 56,900
73,725
Total Common Stocks
(Cost $44,670,086)
41,116,544
Securities Lending Reinvestments (e) — 2 .2%
Investment Companies — 2 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (f)
(Cost $973,830) 973,830 973,830
Principal
Amount
Short-Term Investments — 6 .6%
Repurchase Agreements (g) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,978,948
(Cost $2,977,921) $ 2,977,921
2,977,921
Total Investments — 99.9%
(Cost $48,621,837) 45,068,295
Other assets less liabilities — 0.1% 34,318
Net Assets — 100.0% $ 45,102,613
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,976,399.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $1,069,459, collateralized in the form of cash with a value of $973,830 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $187,652 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from June
5, 2025 – November 15, 2054. The total value of collateral is
$1,161,482.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $973,830.
(f) Rate shown is the 7-day yield as of May 31, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,090,681
Aggregate gross unrealized depreciation (7,332,881)
Net unrealized depreciation $ (4,242,200)
Federal income tax cost $ 48,621,837

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
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::
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 34 6/20/2025 U.S. Dollar $ 3,516,110 $ 14,236
Swap Agreements
a
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
44,629,264 4/6/2027
Goldman Sachs
International N/A
Russell 2000
®
Daily
Covered Call Index (702,894) — 702,894 —
44,629,264 (702,894)
Total Unrealized
Depreciation
(702,894)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RUSSELL U.S. DIVIDEND GROWERS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
TMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 3.3%
Commerce Bancshares, Inc. 1,118 $ 70,445
United Bankshares, Inc. 1,982 71,630
142,075
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 1,882 62,746
Coca-Cola Co. (The) 974 70,225
PepsiCo, Inc. 449 59,021
191,992
Building Products — 1.9%
Carlisle Cos., Inc. 207 78,697
Capital Markets — 5.0%
Franklin Resources, Inc. 3,420 74,009
S&P Global, Inc. 140 71,800
T. Rowe Price Group, Inc. 691 64,671
210,480
Chemicals — 9.3%
Air Products and Chemicals,
Inc. 221 61,639
HB Fuller Co. 1,219 68,044
PPG Industries, Inc. 602 66,702
RPM International, Inc. 567 64,547
Sherwin-Williams Co. (The) 191 68,533
Stepan Co. 1,183 64,225
393,690
Commercial Services & Supplies — 3.3%
ABM Industries, Inc. 1,273 67,023
MSA Safety, Inc. 440 71,707
138,730
Consumer Staples Distribution & Retail — 4.7%
Sysco Corp. 908 66,284
Target Corp. 603 56,688
Walmart, Inc. 757 74,731
197,703
Containers & Packaging — 1.6%
Sonoco Products Co. 1,455 66,261
Distributors — 1.6%
Genuine Parts Co. 548 69,333
Electrical Equipment — 1.6%
Emerson Electric Co. 585 69,837
Food Products — 6.1%
Archer-Daniels-Midland Co. 1,406 67,867
Hormel Foods Corp. 2,323 71,270
Lancaster Colony Corp. 361 60,431
McCormick & Co., Inc.
(Non-Voting) 842 61,239
260,807
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 6.9%
Atmos Energy Corp. 467 $ 72,236
National Fuel Gas Co. 938 77,423
Northwest Natural Holding Co. 1,658 67,928
UGI Corp. 2,106 75,942
293,529
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories 507 67,725
Becton Dickinson & Co. 304 52,468
Medtronic plc 736 61,073
181,266
Health Care REITs — 1.5%
Universal Health Realty Income
Trust, REIT 1,655 65,720
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp. 217 68,105
Household Products — 6.2%
Clorox Co. (The) 460 60,665
Colgate-Palmolive Co. 720 66,917
Kimberly-Clark Corp. 480 69,005
Procter & Gamble Co. (The) 395 67,106
263,693
Insurance — 6.6%
Aflac, Inc. 642 66,473
Cincinnati Financial Corp. 497 74,957
Old Republic International
Corp. 1,864 70,459
RLI Corp. 916 70,413
282,302
Machinery — 7.4%
Dover Corp. 375 66,656
Gorman-Rupp Co. (The) 1,814 66,211
Illinois Tool Works, Inc. 253 62,005
Nordson Corp. 323 68,473
Stanley Black & Decker, Inc. 781 51,101
314,446
Metals & Mining — 1.3%
Nucor Corp. 521 56,977
Multi-Utilities — 3.2%
Black Hills Corp. 1,157 67,650
Consolidated Edison, Inc. 671 70,113
137,763
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. 444 60,695
Pharmaceuticals — 1.5%
Johnson & Johnson 417 64,723

See accompanying notes to the financial statements.
MAY 31, 2025 :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.8%
Automatic Data Processing, Inc. 228 $ 74,221
Retail REITs — 1.5%
Federal Realty Investment Trust,
REIT 687 65,595
Specialty Retail — 1.5%
Lowe's Cos., Inc. 286 64,559
Tobacco — 2.0%
Universal Corp. 1,268 82,914
Trading Companies & Distributors — 1.8%
WW Grainger, Inc. 69 75,042
Water Utilities — 6.3%
American States Water Co. 875 69,011
California Water Service Group 1,450 68,512
H2O America 1,254 65,810
Middlesex Water Co. 1,083 62,760
266,093
Total Common Stocks
(Cost $4,423,167)
4,237,248
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,603
(Cost $2,603) $ 2,603
2,603
Total Investments — 99.8%
(Cost $4,425,770) 4,239,851
Other assets less liabilities — 0.2% 8,700
Net Assets — 100.0% $ 4,248,551
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 518,345
Aggregate gross unrealized depreciation (716,117)
Net unrealized depreciation $ (197,772)
Federal income tax cost $ 4,437,623

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
NOBL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99.8%
Aerospace & Defense — 1.5%
General Dynamics Corp. 605,428 $ 168,605,644
Air Freight & Logistics — 3.0%
CH Robinson Worldwide, Inc. 1,775,816 170,425,061
Expeditors International of
Washington, Inc. 1,502,375 169,362,734
339,787,795
Beverages — 4.0%
Brown-Forman Corp., Class
a
B 4,652,382 155,110,416
Coca-Cola Co. (The) 2,194,466 158,220,999
PepsiCo, Inc. 1,130,936 148,661,537
461,992,952
Biotechnology — 1.5%
AbbVie, Inc. 908,656 169,109,968
Building Products — 1.4%
A O Smith Corp. 2,521,471 162,155,800
Capital Markets — 6.2%
FactSet Research Systems, Inc. 378,122 173,278,188
Franklin Resources, Inc.(a) 8,748,995 189,328,252
S&P Global, Inc. 342,150 175,475,049
T. Rowe Price Group, Inc. 1,856,877 173,785,118
711,866,607
Chemicals — 9.0%
Air Products and Chemicals,
Inc. 607,799 169,521,219
Albemarle Corp. 2,892,479 161,284,629
Ecolab, Inc. 676,117 179,590,198
Linde plc 358,935 167,830,827
PPG Industries, Inc. 1,580,150 175,080,620
Sherwin-Williams Co. (The) 485,726 174,283,346
1,027,590,839
Commercial Services & Supplies — 1.5%
Cintas Corp. 774,581 175,442,596
Consumer Staples Distribution & Retail — 4.3%
Sysco Corp. 2,207,241 161,128,593
Target Corp. 1,746,410 164,180,004
Walmart, Inc. 1,694,198 167,251,227
492,559,824
Containers & Packaging — 1.3%
Amcor plc 16,899,723 153,956,477
Distributors — 1.5%
Genuine Parts Co. 1,385,244 175,261,071
Electric Utilities — 3.0%
Eversource Energy 2,775,658 179,890,395
NextEra Energy, Inc. 2,391,744 168,952,796
348,843,191
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.7%
Emerson Electric Co. 1,592,119 $ 190,067,167
Food Products — 5.5%
Archer-Daniels-Midland Co. 3,343,493 161,390,407
Hormel Foods Corp. 5,221,762 160,203,658
J M Smucker Co. (The) 1,367,881 154,037,079
McCormick & Co., Inc.
(Non-Voting) 2,100,253 152,751,401
628,382,545
Gas Utilities — 1.4%
Atmos Energy Corp. 1,007,956 155,910,634
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories 1,239,027 165,509,227
Becton Dickinson & Co. 795,300 137,260,827
Medtronic plc 1,921,104 159,413,210
462,183,264
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 1,196,733 184,823,445
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 505,099 158,525,321
Household Products — 7.0%
Church & Dwight Co., Inc. 1,575,316 154,869,316
Clorox Co. (The) 1,156,633 152,536,760
Colgate-Palmolive Co. 1,713,412 159,244,511
Kimberly-Clark Corp. 1,205,979 173,371,541
Procter & Gamble Co. (The) 970,724 164,916,301
804,938,429
Insurance — 6.9%
Aflac, Inc. 1,483,687 153,620,952
Brown & Brown, Inc. 1,360,961 153,652,497
Chubb Ltd. 565,483 168,061,547
Cincinnati Financial Corp. 1,200,183 181,011,600
Erie Indemnity Co., Class
a
A 390,788 140,101,406
796,448,002
IT Services — 1.5%
International Business
Machines Corp. 655,309 169,764,350
Life Sciences Tools & Services — 1.4%
West Pharmaceutical Services,
Inc. 737,641 155,531,605
Machinery — 9.3%
Caterpillar, Inc. 544,075 189,354,422
Dover Corp. 967,268 171,931,887
Illinois Tool Works, Inc. 679,747 166,592,395
Nordson Corp. 871,022 184,647,954
Pentair plc 1,833,651 181,861,506
Stanley Black & Decker, Inc. 2,721,163 178,045,695
1,072,433,859

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
NOBL
::
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 1.4%
Nucor Corp. 1,437,439 $ 157,198,329
Multi-Utilities — 1.3%
Consolidated Edison, Inc. 1,429,495 149,367,933
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp. 1,177,190 160,921,873
Exxon Mobil Corp. 1,498,411 153,287,445
314,209,318
Personal Care Products — 1.5%
Kenvue, Inc. 7,012,481 167,387,921
Pharmaceuticals — 1.4%
Johnson & Johnson 1,035,210 160,674,944
Professional Services — 1.6%
Automatic Data Processing, Inc. 548,072 178,413,878
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 580,612 164,835,747
Retail REITs — 2.8%
Federal Realty Investment Trust,
REIT 1,699,573 162,275,230
Realty Income Corp., REIT 2,771,258 156,908,628
319,183,858
Software — 1.4%
Roper Technologies, Inc. 291,919 166,472,648
Specialty Retail — 1.4%
Lowe's Cos., Inc. 738,919 166,796,186
Trading Companies & Distributors — 3.0%
Fastenal Co. 4,012,303 165,868,606
WW Grainger, Inc. 162,140 176,336,978
342,205,584
Total Common Stocks
(Cost $10,226,626,239)
11,452,927,731
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $22,250) 22,250 22,250
Investments
Principal
Amount Value
Short-Term Investments — 0.0%(c)
Repurchase Agreements (e) — 0.0%(c)
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,923,069
(Cost $3,921,715) $ 3,921,715
$ 3,921,715
Total Investments — 99.8%
(Cost $10,230,570,204) 11,456,871,696
Other assets less liabilities — 0.2% 19,496,515
Net Assets — 100.0% $ 11,476,368,211
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $21,640, collateralized in the form of cash with a value of $22,250 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $22,250.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,110,961,879
Aggregate gross unrealized depreciation (899,027,429)
Net unrealized appreciation $ 1,211,934,450
Federal income tax cost $ 10,244,937,246

S&P 500
®
EX-ENERGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
SPXE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 97 $ 72,785
Boeing Co. (The)* 981 203,381
General Dynamics Corp. 333 92,737
General Electric Co. 1,405 345,504
Howmet Aerospace, Inc. 530 90,042
Huntington Ingalls Industries,
Inc. 52 11,599
L3Harris Technologies, Inc. 247 60,352
Lockheed Martin Corp. 275 132,654
Northrop Grumman Corp. 179 86,774
RTX Corp. 1,742 237,748
Textron, Inc. 240 17,767
TransDigm Group, Inc. 75 110,132
1,461,475
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 157 15,067
Expeditors International of
Washington, Inc. 184 20,743
FedEx Corp. 292 63,685
United Parcel Service, Inc.,
Class
a
B 956 93,248
192,743
Automobile Components — 0.0%(a)
Aptiv plc* 301 20,110
Automobiles — 2.2%
Ford Motor Co. 5,093 52,865
General Motors Co. 1,302 64,592
Tesla, Inc.* 3,662 1,268,737
1,386,194
Banks — 3.6%
Bank of America Corp. 8,664 382,342
Citigroup, Inc. 2,456 184,986
Citizens Financial Group, Inc. 572 23,080
Fifth Third Bancorp 876 33,454
Huntington Bancshares, Inc. 1,902 29,728
JPMorgan Chase & Co. 3,658 965,712
KeyCorp 1,303 20,666
M&T Bank Corp. 217 39,633
PNC Financial Services Group,
Inc. (The) 518 90,034
Regions Financial Corp. 1,190 25,514
Truist Financial Corp. 1,722 68,019
US Bancorp 2,040 88,924
Wells Fargo & Co. 4,304 321,853
2,273,945
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 238 7,935
Coca-Cola Co. (The) 5,066 365,259
Constellation Brands, Inc.,
Class
a
A 203 36,193
Keurig Dr Pepper, Inc. 1,773 59,697
Molson Coors Beverage Co.,
Class
a
B 226 12,111
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 917 $ 58,642
PepsiCo, Inc. 1,795 235,953
775,790
Biotechnology — 1.7%
AbbVie, Inc. 2,310 429,914
Amgen, Inc. 703 202,591
Biogen, Inc.* 193 25,049
Gilead Sciences, Inc. 1,631 179,540
Incyte Corp.* 211 13,728
Moderna, Inc.* 445 11,819
Regeneron Pharmaceuticals,
Inc. 139 68,149
Vertex Pharmaceuticals, Inc.* 337 148,971
1,079,761
Broadline Retail — 4.0%
Amazon.com, Inc.* 12,343 2,530,438
eBay, Inc. 627 45,878
2,576,316
Building Products — 0.6%
A O Smith Corp. 156 10,032
Allegion plc 114 16,268
Builders FirstSource, Inc.* 152 16,368
Carrier Global Corp. 1,056 75,187
Johnson Controls International
plc 863 87,482
Lennox International, Inc. 43 24,271
Masco Corp. 279 17,415
Trane Technologies plc 296 127,360
374,383
Capital Markets — 3.4%
Ameriprise Financial, Inc. 127 64,673
Bank of New York Mellon Corp.
(The) 940 83,293
Blackrock, Inc. 192 188,139
Blackstone, Inc. 957 132,793
Cboe Global Markets, Inc. 138 31,619
Charles Schwab Corp. (The) 2,230 196,998
CME Group, Inc. 472 136,408
Coinbase Global, Inc., Class
a
A* 275 67,821
FactSet Research Systems, Inc. 51 23,371
Franklin Resources, Inc. 406 8,786
Goldman Sachs Group, Inc.
(The) 409 245,584
Intercontinental Exchange, Inc. 751 135,030
Invesco Ltd. 586 8,474
KKR & Co., Inc. 883 107,249
MarketAxess Holdings, Inc. 50 10,820
Moody's Corp. 202 96,823
Morgan Stanley 1,620 207,409
MSCI, Inc., Class
a
A 102 57,530
Nasdaq, Inc. 542 45,279
Northern Trust Corp. 258 27,539
Raymond James Financial, Inc. 241 35,422
S&P Global, Inc. 413 211,811
State Street Corp. 377 36,298

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
SPXE
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 294 $ 27,515
2,186,684
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 293 81,721
Albemarle Corp. 155 8,643
CF Industries Holdings, Inc. 229 20,773
Corteva, Inc. 897 63,508
Dow, Inc. 922 25,576
DuPont de Nemours, Inc. 548 36,606
Eastman Chemical Co. 151 11,834
Ecolab, Inc. 331 87,920
International Flavors &
Fragrances, Inc. 336 25,724
Linde plc 623 291,302
LyondellBasell Industries NV,
Class
a
A 340 19,207
Mosaic Co. (The) 416 15,034
PPG Industries, Inc. 304 33,683
Sherwin-Williams Co. (The) 304 109,078
830,609
Commercial Services & Supplies — 0.6%
Cintas Corp. 448 101,472
Copart, Inc.* 1,146 58,996
Republic Services, Inc., Class
a
A 266 68,439
Rollins, Inc. 366 20,953
Veralto Corp. 324 32,734
Waste Management, Inc. 478 115,184
397,778
Communications Equipment — 0.9%
Arista Networks, Inc.* 1,351 117,051
Cisco Systems, Inc. 5,212 328,564
F5, Inc.* 77 21,974
Juniper Networks, Inc. 434 15,594
Motorola Solutions, Inc. 218 90,553
573,736
Construction & Engineering — 0.1%
Quanta Services, Inc. 194 66,457
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 82 44,899
Vulcan Materials Co. 173 45,857
90,756
Consumer Finance — 0.6%
American Express Co. 727 213,774
Capital One Financial Corp. 831 157,184
Synchrony Financial 508 29,286
400,244
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 580 603,304
Dollar General Corp. 290 28,203
Dollar Tree, Inc.* 266 24,009
Kroger Co. (The) 871 59,428
Investments
Shares Value
Common Stocks (continued)
Sysco Corp. 641 $ 46,793
Target Corp. 599 56,312
Walgreens Boots Alliance, Inc. 939 10,564
Walmart, Inc. 5,676 560,335
1,388,948
Containers & Packaging — 0.2%
Amcor plc 2,995 27,284
Avery Dennison Corp. 105 18,662
Ball Corp. 390 20,896
International Paper Co. 691 33,037
Packaging Corp. of America 117 22,601
Smurfit WestRock plc 646 27,991
150,471
Distributors — 0.1%
Genuine Parts Co. 183 23,153
LKQ Corp. 340 13,760
Pool Corp. 51 15,330
52,243
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 9,394 261,153
Verizon Communications, Inc. 5,509 242,176
503,329
Electric Utilities — 1.7%
Alliant Energy Corp. 337 20,972
American Electric Power Co.,
Inc. 698 72,236
Constellation Energy Corp. 410 125,522
Duke Energy Corp. 1,016 119,604
Edison International 506 28,159
Entergy Corp. 560 46,637
Evergy, Inc. 301 19,989
Eversource Energy 479 31,044
Exelon Corp. 1,315 57,623
FirstEnergy Corp. 670 28,100
NextEra Energy, Inc. 2,691 190,092
NRG Energy, Inc. 267 41,625
PG&E Corp. 2,870 48,446
Pinnacle West Capital Corp. 149 13,593
PPL Corp. 966 33,568
Southern Co. (The) 1,435 129,150
Xcel Energy, Inc. 751 52,645
1,059,005
Electrical Equipment — 0.9%
AMETEK, Inc. 303 54,158
Eaton Corp. plc 517 165,543
Emerson Electric Co. 738 88,103
GE Vernova, Inc. 361 170,746
Generac Holdings, Inc.* 80 9,770
Hubbell, Inc., Class
a
B 72 28,050
Rockwell Automation, Inc. 149 47,017
563,387
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 1,584 142,449

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
SPXE
::
Investments
Shares Value
Common Stocks (continued)
CDW Corp. 175 $ 31,563
Corning, Inc. 1,008 49,987
Jabil, Inc. 144 24,194
Keysight Technologies, Inc.* 226 35,491
TE Connectivity plc 391 62,587
Teledyne Technologies, Inc.* 62 30,929
Trimble, Inc.* 322 22,949
Zebra Technologies Corp.,
Class
a
A* 69 19,994
420,143
Entertainment — 1.7%
Electronic Arts, Inc. 311 44,716
Live Nation Entertainment, Inc.* 205 28,124
Netflix, Inc.* 559 674,841
Take-Two Interactive Software,
Inc.* 214 48,424
TKO Group Holdings, Inc.,
Class
a
A 89 14,045
Walt Disney Co. (The) 2,365 267,340
Warner Bros Discovery, Inc.* 2,921 29,122
1,106,612
Financial Services — 4.8%
Apollo Global Management, Inc. 584 76,323
Berkshire Hathaway, Inc.,
Class
a
B* 2,398 1,208,496
Corpay, Inc.* 93 30,235
Fidelity National Information
Services, Inc. 693 55,170
Fiserv, Inc.* 745 121,279
Global Payments, Inc. 325 24,573
Jack Henry & Associates, Inc. 97 17,573
Mastercard, Inc., Class
a
A 1,065 623,664
PayPal Holdings, Inc.* 1,295 91,013
Visa, Inc., Class
a
A 2,254 823,138
3,071,464
Food Products — 0.6%
Archer-Daniels-Midland Co. 627 30,265
Bunge Global SA 176 13,754
Campbell's Co. (The) 258 8,782
Conagra Brands, Inc. 625 14,306
General Mills, Inc. 722 39,176
Hershey Co. (The) 194 31,174
Hormel Foods Corp. 381 11,689
J M Smucker Co. (The) 140 15,765
Kellanova 351 29,003
Kraft Heinz Co. (The) 1,143 30,552
Lamb Weston Holdings, Inc. 189 10,543
McCormick & Co., Inc.
(Non-Voting) 331 24,074
Mondelez International, Inc.,
Class
a
A 1,693 114,261
Tyson Foods, Inc., Class
a
A 374 21,004
394,348
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 207 32,019
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.0%
CSX Corp. 2,525 $ 79,765
JB Hunt Transport Services,
Inc. 104 14,440
Norfolk Southern Corp. 299 73,889
Old Dominion Freight Line, Inc. 246 39,402
Uber Technologies, Inc.* 2,734 230,093
Union Pacific Corp. 791 175,333
612,922
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories 2,268 302,959
Align Technology, Inc.* 94 17,008
Baxter International, Inc. 667 20,344
Becton Dickinson & Co. 376 64,894
Boston Scientific Corp.* 1,928 202,941
Cooper Cos., Inc. (The)* 263 17,958
Dexcom, Inc.* 511 43,844
Edwards Lifesciences Corp.* 772 60,386
GE HealthCare Technologies,
Inc. 598 42,183
Hologic, Inc.* 296 18,402
IDEXX Laboratories, Inc.* 107 54,930
Insulet Corp.* 94 30,553
Intuitive Surgical, Inc.* 467 257,943
Medtronic plc 1,678 139,240
ResMed, Inc. 193 47,245
Solventum Corp.* 183 13,375
STERIS plc 129 31,632
Stryker Corp. 449 171,805
Zimmer Biomet Holdings, Inc. 261 24,056
1,561,698
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 317 48,958
Cencora, Inc. 226 65,820
Centene Corp.* 649 36,630
Cigna Group (The) 358 113,357
CVS Health Corp. 1,649 105,602
DaVita, Inc.* 59 8,039
Elevance Health, Inc. 304 116,687
HCA Healthcare, Inc. 234 89,245
Henry Schein, Inc.* 165 11,548
Humana, Inc. 159 37,068
Labcorp Holdings, Inc. 109 27,138
McKesson Corp. 165 118,719
Molina Healthcare, Inc.* 74 22,573
Quest Diagnostics, Inc. 146 25,308
UnitedHealth Group, Inc. 1,204 363,500
Universal Health Services, Inc.,
Class
a
B 78 14,847
1,205,039
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 201 14,108
Healthpeak Properties, Inc.,
REIT 915 15,930
Ventas, Inc., REIT 571 36,704

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Welltower, Inc., REIT 797 $ 122,961
189,703
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 915 14,173
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 565 72,885
Booking Holdings, Inc. 44 242,833
Caesars Entertainment, Inc.* 279 7,499
Carnival Corp.* 1,370 31,811
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,773 88,792
Darden Restaurants, Inc. 154 32,988
Domino's Pizza, Inc. 46 21,796
DoorDash, Inc., Class
a
A* 445 92,849
Expedia Group, Inc. 163 27,180
Hilton Worldwide Holdings, Inc. 316 78,507
Las Vegas Sands Corp. 449 18,481
Marriott International, Inc.,
Class
a
A 300 79,149
McDonald's Corp. 939 294,705
MGM Resorts International* 295 9,337
Norwegian Cruise Line Holdings
Ltd.* 575 10,149
Royal Caribbean Cruises Ltd. 325 83,515
Starbucks Corp. 1,487 124,834
Wynn Resorts Ltd. 118 10,684
Yum! Brands, Inc. 365 52,538
1,380,532
Household Durables — 0.3%
DR Horton, Inc. 371 43,800
Garmin Ltd. 200 40,594
Lennar Corp., Class
a
A 306 32,460
Mohawk Industries, Inc.* 70 7,043
NVR, Inc.* 4 28,464
PulteGroup, Inc. 266 26,076
178,437
Household Products — 1.2%
Church & Dwight Co., Inc. 323 31,754
Clorox Co. (The) 163 21,496
Colgate-Palmolive Co. 1,061 98,609
Kimberly-Clark Corp. 435 62,536
Procter & Gamble Co. (The) 3,067 521,053
735,448
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 931 9,394
Vistra Corp. 447 71,775
81,169
Industrial Conglomerates — 0.5%
3M Co. 710 105,329
Honeywell International, Inc. 851 192,896
298,225
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,213 $ 131,732
Insurance — 2.3%
Aflac, Inc. 646 66,887
Allstate Corp. (The) 348 73,035
American International Group,
Inc. 777 65,765
Aon plc, Class
a
A 285 106,043
Arch Capital Group Ltd. 491 46,665
Arthur J Gallagher & Co. 334 116,045
Assurant, Inc. 69 14,006
Brown & Brown, Inc. 311 35,112
Chubb Ltd. 488 145,034
Cincinnati Financial Corp. 204 30,767
Erie Indemnity Co., Class
a
A 33 11,831
Everest Group Ltd. 57 19,790
Globe Life, Inc. 110 13,406
Hartford Insurance Group, Inc.
(The) 376 48,820
Loews Corp. 232 20,715
Marsh & McLennan Cos., Inc. 643 150,243
MetLife, Inc. 758 59,564
Principal Financial Group, Inc. 277 21,575
Progressive Corp. (The) 766 218,256
Prudential Financial, Inc. 463 48,101
Travelers Cos., Inc. (The) 299 82,434
W R Berkley Corp. 393 29,353
Willis Towers Watson plc 131 41,468
1,464,915
Interactive Media & Services — 6.6%
Alphabet, Inc., Class
a
A 7,633 1,310,892
Alphabet, Inc., Class
a
C 6,186 1,069,250
Match Group, Inc. 330 9,880
Meta Platforms, Inc., Class
a
A 2,865 1,855,059
4,245,081
IT Services — 1.2%
Accenture plc, Class
a
A 819 259,476
Akamai Technologies, Inc.* 199 15,110
Cognizant Technology Solutions
Corp., Class
a
A 646 52,320
EPAM Systems, Inc.* 76 13,261
Gartner, Inc.* 101 44,078
GoDaddy, Inc., Class
a
A* 186 33,880
International Business
Machines Corp. 1,209 313,204
VeriSign, Inc. 107 29,154
760,483
Leisure Products — 0.0%(a)
Hasbro, Inc. 173 11,541
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 373 41,746
Bio-Techne Corp. 207 10,019

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Charles River Laboratories
International, Inc.* 68 $ 9,223
Danaher Corp. 838 159,136
IQVIA Holdings, Inc.* 219 30,732
Mettler-Toledo International,
Inc.* 28 32,355
Revvity, Inc. 161 14,558
Thermo Fisher Scientific, Inc. 501 201,813
Waters Corp.* 79 27,590
West Pharmaceutical Services,
Inc. 97 20,452
547,624
Machinery — 1.6%
Caterpillar, Inc. 626 217,867
Cummins, Inc. 181 58,188
Deere & Co. 332 168,078
Dover Corp. 180 31,995
Fortive Corp. 448 31,445
IDEX Corp. 101 18,272
Illinois Tool Works, Inc. 349 85,533
Ingersoll Rand, Inc. 527 43,024
Nordson Corp. 72 15,263
Otis Worldwide Corp. 519 49,487
PACCAR, Inc. 686 64,381
Parker-Hannifin Corp. 170 112,999
Pentair plc 217 21,522
Snap-on, Inc. 70 22,453
Stanley Black & Decker, Inc. 202 13,217
Westinghouse Air Brake
Technologies Corp. 223 45,117
Xylem, Inc. 319 40,207
1,039,048
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 127 50,326
Comcast Corp., Class
a
A 4,935 170,603
Fox Corp., Class
a
A 287 15,768
Fox Corp., Class
a
B 174 8,749
Interpublic Group of Cos., Inc.
(The) 488 11,692
News Corp., Class
a
A 495 13,979
News Corp., Class
a
B 147 4,810
Omnicom Group, Inc. 259 19,021
Paramount Global, Class
a
B 777 9,402
304,350
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 1,880 72,342
Newmont Corp. 1,489 78,500
Nucor Corp. 308 33,683
Steel Dynamics, Inc. 186 22,891
207,416
Multi-Utilities — 0.7%
Ameren Corp. 353 34,199
CenterPoint Energy, Inc. 853 31,766
CMS Energy Corp. 391 27,460
Consolidated Edison, Inc. 453 47,334
Investments
Shares Value
Common Stocks (continued)
Dominion Energy, Inc. 1,099 $ 62,280
DTE Energy Co. 272 37,169
NiSource, Inc. 615 24,317
Public Service Enterprise
Group, Inc. 651 52,751
Sempra 829 65,151
WEC Energy Group, Inc. 417 44,802
427,229
Office REITs — 0.0%(a)
BXP, Inc., REIT 192 12,927
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 840 40,648
Southwest Airlines Co. 775 25,869
United Airlines Holdings, Inc.* 431 34,241
100,758
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 307 20,550
Kenvue, Inc. 2,509 59,890
80,440
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. 2,655 128,183
Eli Lilly & Co. 1,032 761,275
Johnson & Johnson 3,150 488,912
Merck & Co., Inc. 3,310 254,340
Pfizer, Inc. 7,414 174,155
Viatris, Inc. 1,561 13,721
Zoetis, Inc., Class
a
A 585 98,649
1,919,235
Professional Services — 0.7%
Automatic Data Processing, Inc. 533 173,507
Broadridge Financial Solutions,
Inc. 154 37,396
Dayforce, Inc.* 208 12,289
Equifax, Inc. 164 43,327
Jacobs Solutions, Inc. 162 20,461
Leidos Holdings, Inc. 173 25,694
Paychex, Inc. 420 66,322
Paycom Software, Inc. 63 16,323
Verisk Analytics, Inc., Class
a
A 186 58,430
453,749
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 387 48,383
CoStar Group, Inc.* 550 40,458
88,841
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 187 38,666
Camden Property Trust, REIT 141 16,566
Equity Residential, REIT 448 31,423
Essex Property Trust, Inc., REIT 86 24,415
Invitation Homes, Inc., REIT 746 25,140

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Mid-America Apartment
Communities, Inc., REIT 154 $ 24,124
UDR, Inc., REIT 393 16,282
176,616
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 101 9,644
Kimco Realty Corp., REIT 889 18,900
Realty Income Corp., REIT 1,145 64,830
Regency Centers Corp., REIT 214 15,440
Simon Property Group, Inc.,
REIT 402 65,554
174,368
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.* 2,121 234,858
Analog Devices, Inc. 648 138,659
Applied Materials, Inc. 1,063 166,625
Broadcom, Inc. 6,133 1,484,615
Enphase Energy, Inc.* 175 7,243
First Solar, Inc.* 141 22,289
Intel Corp. 5,666 110,770
KLA Corp. 175 132,454
Lam Research Corp. 1,679 135,647
Microchip Technology, Inc. 704 40,860
Micron Technology, Inc. 1,458 137,723
Monolithic Power Systems, Inc. 64 42,362
NVIDIA Corp. 32,045 4,330,241
NXP Semiconductors NV 334 63,838
ON Semiconductor Corp.* 551 23,153
QUALCOMM, Inc. 1,447 210,104
Skyworks Solutions, Inc. 211 14,565
Teradyne, Inc. 214 16,821
Texas Instruments, Inc. 1,191 217,774
7,530,601
Software — 11.4%
Adobe, Inc.* 569 236,186
ANSYS, Inc.* 115 38,044
Autodesk, Inc.* 283 83,802
Cadence Design Systems, Inc.* 358 102,771
Crowdstrike Holdings, Inc.,
Class
a
A* 323 152,253
Fair Isaac Corp.* 33 56,967
Fortinet, Inc.* 834 84,885
Gen Digital, Inc. 710 20,221
Intuit, Inc. 366 275,770
Microsoft Corp. 9,727 4,477,922
Oracle Corp. 2,124 351,586
Palantir Technologies, Inc.,
Class
a
A* 2,682 353,434
Palo Alto Networks, Inc.* 866 166,636
PTC, Inc.* 159 26,763
Roper Technologies, Inc. 141 80,408
Salesforce, Inc. 1,251 331,978
ServiceNow, Inc.* 270 272,994
Synopsys, Inc.* 202 93,724
Tyler Technologies, Inc.* 57 32,888
Investments
Shares Value
Common Stocks (continued)
Workday, Inc., Class
a
A* 281 $ 69,606
7,308,838
Specialized REITs — 1.0%
American Tower Corp., REIT 611 131,151
Crown Castle, Inc., REIT 568 56,999
Digital Realty Trust, Inc., REIT 415 71,181
Equinix, Inc., REIT 128 113,769
Extra Space Storage, Inc., REIT 278 42,020
Iron Mountain, Inc., REIT 385 38,003
Public Storage, REIT 206 63,532
SBA Communications Corp.,
Class
a
A, REIT 142 32,928
VICI Properties, Inc., Class
a
A,
REIT 1,379 43,728
Weyerhaeuser Co., REIT 949 24,589
617,900
Specialty Retail — 1.9%
AutoZone, Inc.* 22 82,127
Best Buy Co., Inc. 256 16,968
CarMax, Inc.* 202 13,021
Home Depot, Inc. (The) 1,299 478,409
Lowe's Cos., Inc. 740 167,040
O'Reilly Automotive, Inc.* 77 105,297
Ross Stores, Inc. 433 60,659
TJX Cos., Inc. (The) 1,471 186,670
Tractor Supply Co. 699 33,832
Ulta Beauty, Inc.* 62 29,230
Williams-Sonoma, Inc. 162 26,205
1,199,458
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. 19,656 3,947,908
Dell Technologies, Inc., Class
a
C 409 45,510
Hewlett Packard Enterprise Co. 1,719 29,704
HP, Inc. 1,227 30,552
NetApp, Inc. 268 26,575
Seagate Technology Holdings
plc 279 32,905
Super Micro Computer, Inc.* 658 26,333
Western Digital Corp.* 455 23,455
4,162,942
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 200 21,104
Lululemon Athletica, Inc.* 148 46,867
NIKE, Inc., Class
a
B 1,544 93,551
Ralph Lauren Corp., Class
a
A 53 14,671
Tapestry, Inc. 272 21,366
197,559
Tobacco — 0.8%
Altria Group, Inc. 2,218 134,433
Philip Morris International, Inc. 2,036 367,681
502,114
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,500 62,010

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
SPXE
::
Investments
Shares Value
Common Stocks (continued)
United Rentals, Inc. 87 $ 61,629
WW Grainger, Inc. 59 64,166
187,805
Water Utilities — 0.1%
American Water Works Co., Inc. 255 36,457
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 628 152,102
Total Common Stocks
(Cost $47,303,137)
63,728,425
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $44,191
(Cost $44,175) $ 44,175
44,175
Total Investments — 99.9%
(Cost $47,347,312) 63,772,600
Other assets less liabilities — 0.1% 53,233
Net Assets — 100.0% $ 63,825,833
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,186,778
Aggregate gross unrealized depreciation (2,860,987)
Net unrealized appreciation $ 16,325,791
Federal income tax cost $ 47,446,809

MAY 31, 2025 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
SPXN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.* 103 $ 77,287
Boeing Co. (The)* 1,067 221,210
General Dynamics Corp. 361 100,535
General Electric Co. 1,526 375,259
Howmet Aerospace, Inc. 575 97,687
Huntington Ingalls Industries,
Inc. 57 12,714
L3Harris Technologies, Inc. 269 65,727
Lockheed Martin Corp. 298 143,749
Northrop Grumman Corp. 193 93,561
RTX Corp. 1,892 258,220
Textron, Inc. 261 19,322
TransDigm Group, Inc. 81 118,943
1,584,214
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 170 16,315
Expeditors International of
Washington, Inc. 198 22,320
FedEx Corp. 316 68,920
United Parcel Service, Inc.,
Class
a
B 1,040 101,442
208,997
Automobile Components — 0.0%(a)
Aptiv plc* 327 21,847
Automobiles — 2.5%
Ford Motor Co. 5,533 57,433
General Motors Co. 1,413 70,099
Tesla, Inc.* 3,977 1,377,871
1,505,403
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 259 8,635
Coca-Cola Co. (The) 5,503 396,766
Constellation Brands, Inc.,
Class
a
A 221 39,402
Keurig Dr Pepper, Inc. 1,895 63,805
Molson Coors Beverage Co.,
Class
a
B 246 13,183
Monster Beverage Corp.* 996 63,694
PepsiCo, Inc. 1,948 256,065
841,550
Biotechnology — 2.0%
AbbVie, Inc. 2,510 467,136
Amgen, Inc. 763 219,882
Biogen, Inc.* 208 26,996
Gilead Sciences, Inc. 1,771 194,952
Incyte Corp.* 229 14,899
Moderna, Inc.* 482 12,802
Regeneron Pharmaceuticals,
Inc. 151 74,032
Vertex Pharmaceuticals, Inc.* 365 161,348
1,172,047
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.7%
Amazon.com, Inc.* 13,406 $ 2,748,364
eBay, Inc. 681 49,829
2,798,193
Building Products — 0.7%
A O Smith Corp. 169 10,868
Allegion plc 124 17,695
Builders FirstSource, Inc.* 165 17,767
Carrier Global Corp. 1,147 81,666
Johnson Controls International
plc 938 95,085
Lennox International, Inc. 47 26,529
Masco Corp. 302 18,851
Trane Technologies plc 320 137,687
406,148
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 317 88,414
Albemarle Corp. 168 9,368
CF Industries Holdings, Inc. 249 22,587
Corteva, Inc. 975 69,030
Dow, Inc. 1,000 27,740
DuPont de Nemours, Inc. 594 39,679
Eastman Chemical Co. 165 12,931
Ecolab, Inc. 358 95,092
International Flavors &
Fragrances, Inc. 363 27,791
Linde plc 677 316,552
LyondellBasell Industries NV,
Class
a
A 369 20,845
Mosaic Co. (The) 451 16,299
PPG Industries, Inc. 331 36,675
Sherwin-Williams Co. (The) 331 118,766
901,769
Commercial Services & Supplies — 0.7%
Cintas Corp. 488 110,532
Copart, Inc.* 1,246 64,144
Republic Services, Inc., Class
a
A 288 74,099
Rollins, Inc. 399 22,843
Veralto Corp. 351 35,462
Waste Management, Inc. 520 125,304
432,384
Communications Equipment — 1.0%
Arista Networks, Inc.* 1,470 127,361
Cisco Systems, Inc. 5,659 356,743
F5, Inc.* 84 23,972
Juniper Networks, Inc. 471 16,923
Motorola Solutions, Inc. 238 98,861
623,860
Construction & Engineering — 0.1%
Quanta Services, Inc. 209 71,595

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 89 $ 48,732
Vulcan Materials Co. 189 50,098
98,830
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. 630 655,313
Dollar General Corp. 314 30,536
Dollar Tree, Inc.* 288 25,995
Kroger Co. (The) 946 64,546
Sysco Corp. 696 50,808
Target Corp. 651 61,200
Walgreens Boots Alliance, Inc. 1,019 11,464
Walmart, Inc. 6,165 608,609
1,508,471
Containers & Packaging — 0.3%
Amcor plc 3,269 29,780
Avery Dennison Corp. 115 20,439
Ball Corp. 424 22,718
International Paper Co. 749 35,810
Packaging Corp. of America 128 24,726
Smurfit WestRock plc 703 30,461
163,934
Distributors — 0.1%
Genuine Parts Co. 197 24,924
LKQ Corp. 369 14,933
Pool Corp. 55 16,533
56,390
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 10,200 283,560
Verizon Communications, Inc. 5,983 263,013
546,573
Electric Utilities — 1.9%
Alliant Energy Corp. 365 22,714
American Electric Power Co.,
Inc. 758 78,445
Constellation Energy Corp. 444 135,931
Duke Energy Corp. 1,102 129,727
Edison International 549 30,552
Entergy Corp. 610 50,801
Evergy, Inc. 328 21,782
Eversource Energy 522 33,831
Exelon Corp. 1,428 62,575
FirstEnergy Corp. 728 30,532
NextEra Energy, Inc. 2,922 206,410
NRG Energy, Inc. 288 44,899
PG&E Corp. 3,117 52,615
Pinnacle West Capital Corp. 163 14,870
PPL Corp. 1,050 36,488
Southern Co. (The) 1,558 140,220
Xcel Energy, Inc. 815 57,132
1,149,524
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.0%
AMETEK, Inc. 330 $ 58,984
Eaton Corp. plc 561 179,632
Emerson Electric Co. 802 95,743
GE Vernova, Inc. 393 185,881
Generac Holdings, Inc.* 87 10,626
Hubbell, Inc., Class
a
B 78 30,387
Rockwell Automation, Inc. 162 51,119
612,372
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 1,721 154,769
CDW Corp. 191 34,449
Corning, Inc. 1,094 54,251
Jabil, Inc. 157 26,378
Keysight Technologies, Inc.* 246 38,632
TE Connectivity plc 425 68,030
Teledyne Technologies, Inc.* 68 33,922
Trimble, Inc.* 349 24,873
Zebra Technologies Corp.,
Class
a
A* 75 21,733
457,037
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 1,406 52,092
Halliburton Co. 1,234 24,174
Schlumberger NV 1,991 65,803
142,069
Entertainment — 2.0%
Electronic Arts, Inc. 337 48,454
Live Nation Entertainment, Inc.* 223 30,593
Netflix, Inc.* 609 735,203
Take-Two Interactive Software,
Inc.* 233 52,723
TKO Group Holdings, Inc.,
Class
a
A 97 15,308
Walt Disney Co. (The) 2,568 290,287
Warner Bros Discovery, Inc.* 3,173 31,635
1,204,203
Food Products — 0.7%
Archer-Daniels-Midland Co. 681 32,872
Bunge Global SA 190 14,849
Campbell's Co. (The) 281 9,565
Conagra Brands, Inc. 678 15,519
General Mills, Inc. 784 42,540
Hershey Co. (The) 210 33,745
Hormel Foods Corp. 415 12,732
J M Smucker Co. (The) 153 17,229
Kellanova 383 31,647
Kraft Heinz Co. (The) 1,239 33,119
Lamb Weston Holdings, Inc. 203 11,323
McCormick & Co., Inc.
(Non-Voting) 359 26,110
Mondelez International, Inc.,
Class
a
A 1,838 124,047
Tyson Foods, Inc., Class
a
A 408 22,913
428,210

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 226 $ 34,958
Ground Transportation — 1.1%
CSX Corp. 2,741 86,588
JB Hunt Transport Services,
Inc. 113 15,690
Norfolk Southern Corp. 323 79,820
Old Dominion Freight Line, Inc. 268 42,926
Uber Technologies, Inc.* 2,969 249,871
Union Pacific Corp. 858 190,184
665,079
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories 2,464 329,141
Align Technology, Inc.* 100 18,094
Baxter International, Inc. 725 22,113
Becton Dickinson & Co. 409 70,589
Boston Scientific Corp.* 2,095 220,520
Cooper Cos., Inc. (The)* 286 19,528
Dexcom, Inc.* 555 47,619
Edwards Lifesciences Corp.* 838 65,548
GE HealthCare Technologies,
Inc. 649 45,780
Hologic, Inc.* 320 19,894
IDEXX Laboratories, Inc.* 117 60,063
Insulet Corp.* 100 32,503
Intuitive Surgical, Inc.* 508 280,589
Medtronic plc 1,823 151,273
ResMed, Inc. 208 50,916
Solventum Corp.* 197 14,399
STERIS plc 141 34,575
Stryker Corp. 489 187,111
Zimmer Biomet Holdings, Inc. 284 26,176
1,696,431
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. 343 52,973
Cencora, Inc. 246 71,645
Centene Corp.* 706 39,847
Cigna Group (The) 390 123,490
CVS Health Corp. 1,792 114,760
DaVita, Inc.* 64 8,721
Elevance Health, Inc. 331 127,051
HCA Healthcare, Inc. 255 97,255
Henry Schein, Inc.* 179 12,528
Humana, Inc. 172 40,098
Labcorp Holdings, Inc. 119 29,627
McKesson Corp. 179 128,792
Molina Healthcare, Inc.* 81 24,708
Quest Diagnostics, Inc. 159 27,561
UnitedHealth Group, Inc. 1,307 394,596
Universal Health Services, Inc.,
Class
a
B 85 16,180
1,309,832
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A* 616 79,464
Investments
Shares Value
Common Stocks (continued)
Booking Holdings, Inc. 48 $ 264,909
Caesars Entertainment, Inc.* 303 8,145
Carnival Corp.* 1,489 34,575
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,927 96,504
Darden Restaurants, Inc. 168 35,987
Domino's Pizza, Inc. 50 23,691
DoorDash, Inc., Class
a
A* 483 100,778
Expedia Group, Inc. 176 29,348
Hilton Worldwide Holdings, Inc. 342 84,967
Las Vegas Sands Corp. 489 20,127
Marriott International, Inc.,
Class
a
A 326 86,009
McDonald's Corp. 1,018 319,499
MGM Resorts International* 319 10,096
Norwegian Cruise Line Holdings
Ltd.* 623 10,996
Royal Caribbean Cruises Ltd. 352 90,453
Starbucks Corp. 1,614 135,495
Wynn Resorts Ltd. 128 11,589
Yum! Brands, Inc. 397 57,144
1,499,776
Household Durables — 0.3%
DR Horton, Inc. 404 47,696
Garmin Ltd. 218 44,247
Lennar Corp., Class
a
A 333 35,325
Mohawk Industries, Inc.* 76 7,646
NVR, Inc.* 4 28,464
PulteGroup, Inc. 288 28,233
191,611
Household Products — 1.3%
Church & Dwight Co., Inc. 349 34,310
Clorox Co. (The) 176 23,211
Colgate-Palmolive Co. 1,154 107,253
Kimberly-Clark Corp. 472 67,855
Procter & Gamble Co. (The) 3,333 566,243
798,872
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,010 10,191
Vistra Corp. 484 77,716
87,907
Industrial Conglomerates — 0.5%
3M Co. 772 114,526
Honeywell International, Inc. 924 209,443
323,969
Interactive Media & Services — 7.7%
Alphabet, Inc., Class
a
A 8,290 1,423,725
Alphabet, Inc., Class
a
C 6,718 1,161,206
Match Group, Inc. 357 10,689
Meta Platforms, Inc., Class
a
A 3,111 2,014,341
4,609,961
IT Services — 1.4%
Accenture plc, Class
a
A 890 281,970

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Akamai Technologies, Inc.* 214 $ 16,249
Cognizant Technology Solutions
Corp., Class
a
A 704 57,017
EPAM Systems, Inc.* 82 14,308
Gartner, Inc.* 110 48,006
GoDaddy, Inc., Class
a
A* 200 36,430
International Business
Machines Corp. 1,313 340,146
VeriSign, Inc. 116 31,606
825,732
Leisure Products — 0.0%(a)
Hasbro, Inc. 189 12,608
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 406 45,439
Bio-Techne Corp. 226 10,938
Charles River Laboratories
International, Inc.* 74 10,037
Danaher Corp. 909 172,619
IQVIA Holdings, Inc.* 238 33,398
Mettler-Toledo International,
Inc.* 30 34,666
Revvity, Inc. 174 15,733
Thermo Fisher Scientific, Inc. 543 218,731
Waters Corp.* 86 30,035
West Pharmaceutical Services,
Inc. 103 21,718
593,314
Machinery — 1.9%
Caterpillar, Inc. 679 236,312
Cummins, Inc. 195 62,689
Deere & Co. 360 182,254
Dover Corp. 194 34,484
Fortive Corp. 485 34,042
IDEX Corp. 108 19,538
Illinois Tool Works, Inc. 380 93,130
Ingersoll Rand, Inc. 572 46,698
Nordson Corp. 79 16,747
Otis Worldwide Corp. 563 53,682
PACCAR, Inc. 745 69,918
Parker-Hannifin Corp. 184 122,305
Pentair plc 235 23,307
Snap-on, Inc. 76 24,377
Stanley Black & Decker, Inc. 220 14,395
Westinghouse Air Brake
Technologies Corp. 243 49,164
Xylem, Inc. 345 43,484
1,126,526
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 138 54,685
Comcast Corp., Class
a
A 5,359 185,261
Fox Corp., Class
a
A 310 17,031
Fox Corp., Class
a
B 190 9,553
Interpublic Group of Cos., Inc.
(The) 528 12,651
News Corp., Class
a
A 536 15,137
Investments
Shares Value
Common Stocks (continued)
News Corp., Class
a
B 160 $ 5,235
Omnicom Group, Inc. 281 20,637
Paramount Global, Class
a
B 863 10,442
330,632
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 2,041 78,538
Newmont Corp. 1,618 85,301
Nucor Corp. 333 36,417
Steel Dynamics, Inc. 201 24,737
224,993
Multi-Utilities — 0.8%
Ameren Corp. 384 37,202
CenterPoint Energy, Inc. 926 34,484
CMS Energy Corp. 426 29,918
Consolidated Edison, Inc. 493 51,513
Dominion Energy, Inc. 1,193 67,607
DTE Energy Co. 295 40,312
NiSource, Inc. 668 26,413
Public Service Enterprise
Group, Inc. 709 57,450
Sempra 901 70,810
WEC Energy Group, Inc. 452 48,563
464,272
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. 524 8,913
Chevron Corp. 2,375 324,662
ConocoPhillips 1,814 154,825
Coterra Energy, Inc. 1,047 25,453
Devon Energy Corp. 934 28,263
Diamondback Energy, Inc. 266 35,790
EOG Resources, Inc. 800 86,856
EQT Corp. 848 46,750
Expand Energy Corp. 300 34,839
Exxon Mobil Corp. 6,189 633,135
Hess Corp. 394 52,083
Kinder Morgan, Inc. 2,747 77,026
Marathon Petroleum Corp. 449 72,172
Occidental Petroleum Corp. 961 39,190
ONEOK, Inc. 882 71,301
Phillips 66 587 66,613
Targa Resources Corp. 311 49,116
Texas Pacific Land Corp. 27 30,079
Valero Energy Corp. 450 58,036
Williams Cos., Inc. (The) 1,733 104,864
1,999,966
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 911 44,084
Southwest Airlines Co. 842 28,106
United Airlines Holdings, Inc.* 468 37,180
109,370
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 332 22,224

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Kenvue, Inc. 2,724 $ 65,022
87,246
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. 2,884 139,239
Eli Lilly & Co. 1,120 826,190
Johnson & Johnson 3,422 531,129
Merck & Co., Inc. 3,594 276,163
Pfizer, Inc. 8,053 189,165
Viatris, Inc. 1,696 14,908
Zoetis, Inc., Class
a
A 636 107,249
2,084,043
Professional Services — 0.8%
Automatic Data Processing, Inc. 578 188,156
Broadridge Financial Solutions,
Inc. 168 40,795
Dayforce, Inc.* 227 13,411
Equifax, Inc. 177 46,762
Jacobs Solutions, Inc. 175 22,103
Leidos Holdings, Inc. 188 27,922
Paychex, Inc. 456 72,007
Paycom Software, Inc. 68 17,618
Verisk Analytics, Inc., Class
a
A 200 62,828
491,602
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.* 2,303 255,011
Analog Devices, Inc. 706 151,070
Applied Materials, Inc. 1,156 181,203
Broadcom, Inc. 6,662 1,612,671
Enphase Energy, Inc.* 190 7,864
First Solar, Inc.* 154 24,344
Intel Corp. 6,155 120,330
KLA Corp. 190 143,807
Lam Research Corp. 1,825 147,442
Microchip Technology, Inc. 764 44,343
Micron Technology, Inc. 1,583 149,530
Monolithic Power Systems, Inc. 69 45,671
NVIDIA Corp. 34,803 4,702,930
NXP Semiconductors NV 361 68,998
ON Semiconductor Corp.* 600 25,212
QUALCOMM, Inc. 1,571 228,109
Skyworks Solutions, Inc. 230 15,877
Teradyne, Inc. 232 18,235
Texas Instruments, Inc. 1,293 236,425
8,179,072
Software — 13.3%
Adobe, Inc.* 617 256,111
ANSYS, Inc.* 125 41,353
Autodesk, Inc.* 306 90,613
Cadence Design Systems, Inc.* 390 111,957
Crowdstrike Holdings, Inc.,
Class
a
A* 350 164,979
Fair Isaac Corp.* 35 60,420
Fortinet, Inc.* 903 91,907
Gen Digital, Inc. 771 21,958
Intuit, Inc. 399 300,635
Microsoft Corp. 10,565 4,863,703
Investments
Shares Value
Common Stocks (continued)
Oracle Corp. 2,306 $ 381,712
Palantir Technologies, Inc.,
Class
a
A* 2,912 383,743
Palo Alto Networks, Inc.* 941 181,067
PTC, Inc.* 172 28,951
Roper Technologies, Inc. 154 87,822
Salesforce, Inc. 1,360 360,903
ServiceNow, Inc.* 293 296,249
Synopsys, Inc.* 220 102,076
Tyler Technologies, Inc.* 62 35,773
Workday, Inc., Class
a
A* 305 75,552
7,937,484
Specialty Retail — 2.2%
AutoZone, Inc.* 24 89,593
Best Buy Co., Inc. 279 18,492
CarMax, Inc.* 219 14,117
Home Depot, Inc. (The) 1,411 519,657
Lowe's Cos., Inc. 803 181,261
O'Reilly Automotive, Inc.* 84 114,870
Ross Stores, Inc. 469 65,702
TJX Cos., Inc. (The) 1,597 202,659
Tractor Supply Co. 759 36,736
Ulta Beauty, Inc.* 67 31,588
Williams-Sonoma, Inc. 176 28,470
1,303,145
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. 21,348 4,287,746
Dell Technologies, Inc., Class
a
C 443 49,293
Hewlett Packard Enterprise Co. 1,866 32,244
HP, Inc. 1,332 33,167
NetApp, Inc. 289 28,657
Seagate Technology Holdings
plc 302 35,618
Super Micro Computer, Inc.* 715 28,614
Western Digital Corp.* 495 25,517
4,520,856
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 215 22,687
Lululemon Athletica, Inc.* 161 50,984
NIKE, Inc., Class
a
B 1,678 101,670
Ralph Lauren Corp., Class
a
A 58 16,055
Tapestry, Inc. 295 23,172
214,568
Tobacco — 0.9%
Altria Group, Inc. 2,410 146,070
Philip Morris International, Inc. 2,211 399,285
545,355
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,630 67,384
United Rentals, Inc. 95 67,296
WW Grainger, Inc. 64 69,604
204,284

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 278 $ 39,746
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 682 165,180
Total Common Stocks
(Cost $44,908,363)
59,614,010
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $102,620
(Cost $102,583) $ 102,583
102,583
Total Investments — 99.9%
(Cost $45,010,946) 59,716,593
Other assets less liabilities — 0.1% 61,913
Net Assets — 100.0% $ 59,778,506
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,330,607
Aggregate gross unrealized depreciation (2,757,029)
Net unrealized appreciation $ 14,573,578
Federal income tax cost $ 45,143,015

MAY 31, 2025 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
SPXV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.* 47 $ 35,267
Boeing Co. (The)* 491 101,794
General Dynamics Corp. 166 46,229
General Electric Co. 700 172,137
Howmet Aerospace, Inc. 265 45,021
Huntington Ingalls Industries,
Inc. 24 5,353
L3Harris Technologies, Inc. 122 29,810
Lockheed Martin Corp. 135 65,121
Northrop Grumman Corp. 87 42,175
RTX Corp. 872 119,011
Textron, Inc. 119 8,810
TransDigm Group, Inc. 35 51,395
722,123
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 76 7,294
Expeditors International of
Washington, Inc. 89 10,033
FedEx Corp. 144 31,406
United Parcel Service, Inc.,
Class
a
B 478 46,624
95,357
Automobile Components — 0.0%(a)
Aptiv plc* 150 10,021
Automobiles — 2.3%
Ford Motor Co. 2,545 26,417
General Motors Co. 650 32,247
Tesla, Inc.* 1,829 633,675
692,339
Banks — 3.8%
Bank of America Corp. 4,328 190,995
Citigroup, Inc. 1,228 92,493
Citizens Financial Group, Inc. 287 11,580
Fifth Third Bancorp 440 16,803
Huntington Bancshares, Inc. 952 14,880
JPMorgan Chase & Co. 1,828 482,592
KeyCorp 651 10,325
M&T Bank Corp. 108 19,725
PNC Financial Services Group,
Inc. (The) 259 45,017
Regions Financial Corp. 595 12,757
Truist Financial Corp. 863 34,088
US Bancorp 1,020 44,462
Wells Fargo & Co. 2,151 160,852
1,136,569
Beverages — 1.3%
Brown-Forman Corp., Class
a
B 119 3,967
Coca-Cola Co. (The) 2,530 182,413
Constellation Brands, Inc.,
Class
a
A 101 18,007
Keurig Dr Pepper, Inc. 879 29,596
Molson Coors Beverage Co.,
Class
a
B 113 6,056
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 457 $ 29,225
PepsiCo, Inc. 897 117,911
387,175
Broadline Retail — 4.3%
Amazon.com, Inc.* 6,164 1,263,682
eBay, Inc. 314 22,975
1,286,657
Building Products — 0.6%
A O Smith Corp. 77 4,952
Allegion plc 56 7,991
Builders FirstSource, Inc.* 74 7,968
Carrier Global Corp. 527 37,523
Johnson Controls International
plc 430 43,589
Lennox International, Inc. 20 11,289
Masco Corp. 139 8,676
Trane Technologies plc 146 62,820
184,808
Capital Markets — 3.7%
Ameriprise Financial, Inc. 62 31,573
Bank of New York Mellon Corp.
(The) 468 41,469
Blackrock, Inc. 95 93,090
Blackstone, Inc. 478 66,327
Cboe Global Markets, Inc. 67 15,351
Charles Schwab Corp. (The) 1,114 98,411
CME Group, Inc. 234 67,626
Coinbase Global, Inc., Class
a
A* 137 33,787
FactSet Research Systems, Inc. 24 10,998
Franklin Resources, Inc. 202 4,371
Goldman Sachs Group, Inc.
(The) 202 121,291
Intercontinental Exchange, Inc. 376 67,605
Invesco Ltd. 294 4,251
KKR & Co., Inc. 443 53,807
MarketAxess Holdings, Inc. 24 5,194
Moody's Corp. 101 48,411
Morgan Stanley 810 103,704
MSCI, Inc., Class
a
A 50 28,201
Nasdaq, Inc. 271 22,639
Northern Trust Corp. 125 13,343
Raymond James Financial, Inc. 119 17,491
S&P Global, Inc. 204 104,623
State Street Corp. 189 18,197
T. Rowe Price Group, Inc. 145 13,571
1,085,331
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 145 40,442
Albemarle Corp. 75 4,182
CF Industries Holdings, Inc. 114 10,341
Corteva, Inc. 449 31,789
Dow, Inc. 461 12,788
DuPont de Nemours, Inc. 274 18,303
Eastman Chemical Co. 74 5,800
Ecolab, Inc. 165 43,827

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
SPXV
::
Investments
Shares Value
Common Stocks (continued)
International Flavors &
Fragrances, Inc. 169 $ 12,939
Linde plc 312 145,885
LyondellBasell Industries NV,
Class
a
A 171 9,660
Mosaic Co. (The) 208 7,517
PPG Industries, Inc. 150 16,620
Sherwin-Williams Co. (The) 151 54,180
414,273
Commercial Services & Supplies — 0.7%
Cintas Corp. 223 50,509
Copart, Inc.* 573 29,498
Republic Services, Inc., Class
a
A 131 33,705
Rollins, Inc. 184 10,534
Veralto Corp. 161 16,266
Waste Management, Inc. 237 57,110
197,622
Communications Equipment — 1.0%
Arista Networks, Inc.* 676 58,568
Cisco Systems, Inc. 2,604 164,156
F5, Inc.* 36 10,274
Juniper Networks, Inc. 217 7,797
Motorola Solutions, Inc. 108 44,861
285,656
Construction & Engineering — 0.1%
Quanta Services, Inc. 96 32,886
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 38 20,807
Vulcan Materials Co. 84 22,266
43,073
Consumer Finance — 0.7%
American Express Co. 364 107,034
Capital One Financial Corp. 415 78,497
Synchrony Financial 256 14,759
200,290
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 290 301,652
Dollar General Corp. 143 13,907
Dollar Tree, Inc.* 131 11,824
Kroger Co. (The) 434 29,612
Sysco Corp. 320 23,360
Target Corp. 301 28,297
Walgreens Boots Alliance, Inc. 470 5,287
Walmart, Inc. 2,836 279,970
693,909
Containers & Packaging — 0.3%
Amcor plc 1,512 13,774
Avery Dennison Corp. 52 9,242
Ball Corp. 195 10,448
International Paper Co. 345 16,495
Packaging Corp. of America 58 11,204
Investments
Shares Value
Common Stocks (continued)
Smurfit WestRock plc 325 $ 14,082
75,245
Distributors — 0.1%
Genuine Parts Co. 89 11,260
LKQ Corp. 171 6,921
Pool Corp. 24 7,214
25,395
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 4,691 130,410
Verizon Communications, Inc. 2,752 120,978
251,388
Electric Utilities — 1.8%
Alliant Energy Corp. 169 10,517
American Electric Power Co.,
Inc. 350 36,221
Constellation Energy Corp. 202 61,842
Duke Energy Corp. 507 59,684
Edison International 255 14,191
Entergy Corp. 281 23,402
Evergy, Inc. 151 10,028
Eversource Energy 240 15,554
Exelon Corp. 657 28,790
FirstEnergy Corp. 336 14,092
NextEra Energy, Inc. 1,344 94,940
NRG Energy, Inc. 129 20,111
PG&E Corp. 1,436 24,240
Pinnacle West Capital Corp. 73 6,660
PPL Corp. 485 16,854
Southern Co. (The) 718 64,620
Xcel Energy, Inc. 375 26,287
528,033
Electrical Equipment — 0.9%
AMETEK, Inc. 150 26,811
Eaton Corp. plc 259 82,932
Emerson Electric Co. 369 44,051
GE Vernova, Inc. 179 84,663
Generac Holdings, Inc.* 37 4,519
Hubbell, Inc., Class
a
B 34 13,246
Rockwell Automation, Inc. 73 23,035
279,257
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 791 71,135
CDW Corp. 85 15,331
Corning, Inc. 504 24,993
Jabil, Inc. 70 11,761
Keysight Technologies, Inc.* 112 17,588
TE Connectivity plc 193 30,893
Teledyne Technologies, Inc.* 29 14,467
Trimble, Inc.* 160 11,403
Zebra Technologies Corp.,
Class
a
A* 32 9,273
206,844

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 647 $ 23,971
Halliburton Co. 567 11,108
Schlumberger NV 917 30,307
65,386
Entertainment — 1.9%
Electronic Arts, Inc. 154 22,142
Live Nation Entertainment, Inc.* 102 13,994
Netflix, Inc.* 279 336,817
Take-Two Interactive Software,
Inc.* 106 23,986
TKO Group Holdings, Inc.,
Class
a
A 42 6,628
Walt Disney Co. (The) 1,183 133,726
Warner Bros Discovery, Inc.* 1,462 14,576
551,869
Financial Services — 5.2%
Apollo Global Management, Inc. 286 37,377
Berkshire Hathaway, Inc.,
Class
a
B* 1,197 603,240
Corpay, Inc.* 44 14,305
Fidelity National Information
Services, Inc. 348 27,704
Fiserv, Inc.* 372 60,558
Global Payments, Inc. 163 12,325
Jack Henry & Associates, Inc. 48 8,696
Mastercard, Inc., Class
a
A 534 312,710
PayPal Holdings, Inc.* 648 45,542
Visa, Inc., Class
a
A 1,127 411,569
1,534,026
Food Products — 0.7%
Archer-Daniels-Midland Co. 315 15,205
Bunge Global SA 85 6,643
Campbell's Co. (The) 128 4,357
Conagra Brands, Inc. 314 7,187
General Mills, Inc. 360 19,534
Hershey Co. (The) 96 15,426
Hormel Foods Corp. 190 5,829
J M Smucker Co. (The) 68 7,658
Kellanova 177 14,626
Kraft Heinz Co. (The) 570 15,236
Lamb Weston Holdings, Inc. 94 5,243
McCormick & Co., Inc.
(Non-Voting) 167 12,146
Mondelez International, Inc.,
Class
a
A 845 57,029
Tyson Foods, Inc., Class
a
A 188 10,558
196,677
Gas Utilities — 0.1%
Atmos Energy Corp. 103 15,932
Ground Transportation — 1.0%
CSX Corp. 1,259 39,772
JB Hunt Transport Services,
Inc. 52 7,220
Investments
Shares Value
Common Stocks (continued)
Norfolk Southern Corp. 147 $ 36,327
Old Dominion Freight Line, Inc. 121 19,381
Uber Technologies, Inc.* 1,366 114,962
Union Pacific Corp. 396 87,777
305,439
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 100 7,019
Healthpeak Properties, Inc.,
REIT 458 7,974
Ventas, Inc., REIT 286 18,384
Welltower, Inc., REIT 399 61,558
94,935
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 458 7,094
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class
a
A* 283 36,507
Booking Holdings, Inc. 21 115,897
Caesars Entertainment, Inc.* 140 3,763
Carnival Corp.* 685 15,906
Chipotle Mexican Grill, Inc.,
Class
a
A* 886 44,371
Darden Restaurants, Inc. 75 16,066
Domino's Pizza, Inc. 22 10,424
DoorDash, Inc., Class
a
A* 221 46,112
Expedia Group, Inc. 79 13,173
Hilton Worldwide Holdings, Inc. 156 38,757
Las Vegas Sands Corp. 225 9,261
Marriott International, Inc.,
Class
a
A 149 39,311
McDonald's Corp. 468 146,882
MGM Resorts International* 147 4,652
Norwegian Cruise Line Holdings
Ltd.* 289 5,101
Royal Caribbean Cruises Ltd. 163 41,886
Starbucks Corp. 743 62,375
Wynn Resorts Ltd. 58 5,251
Yum! Brands, Inc. 181 26,053
681,748
Household Durables — 0.3%
DR Horton, Inc. 184 21,723
Garmin Ltd. 100 20,297
Lennar Corp., Class
a
A 152 16,124
Mohawk Industries, Inc.* 33 3,320
NVR, Inc.* 2 14,232
PulteGroup, Inc. 129 12,646
88,342
Household Products — 1.2%
Church & Dwight Co., Inc. 160 15,730
Clorox Co. (The) 79 10,419
Colgate-Palmolive Co. 531 49,351
Kimberly-Clark Corp. 216 31,052
Procter & Gamble Co. (The) 1,532 260,271
366,823

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 466 $ 4,702
Vistra Corp. 222 35,646
40,348
Industrial Conglomerates — 0.5%
3M Co. 356 52,812
Honeywell International, Inc. 425 96,335
149,147
Industrial REITs — 0.2%
Prologis, Inc., REIT 605 65,703
Insurance — 2.5%
Aflac, Inc. 324 33,547
Allstate Corp. (The) 173 36,307
American International Group,
Inc. 387 32,756
Aon plc, Class
a
A 141 52,463
Arch Capital Group Ltd. 245 23,285
Arthur J Gallagher & Co. 167 58,022
Assurant, Inc. 32 6,495
Brown & Brown, Inc. 154 17,387
Chubb Ltd. 242 71,922
Cincinnati Financial Corp. 102 15,384
Erie Indemnity Co., Class
a
A 16 5,736
Everest Group Ltd. 27 9,374
Globe Life, Inc. 54 6,581
Hartford Insurance Group, Inc.
(The) 187 24,280
Loews Corp. 113 10,090
Marsh & McLennan Cos., Inc. 322 75,239
MetLife, Inc. 378 29,703
Principal Financial Group, Inc. 136 10,593
Progressive Corp. (The) 383 109,128
Prudential Financial, Inc. 231 23,999
Travelers Cos., Inc. (The) 148 40,804
W R Berkley Corp. 196 14,639
Willis Towers Watson plc 64 20,259
727,993
Interactive Media & Services — 7.2%
Alphabet, Inc., Class
a
A 3,812 654,673
Alphabet, Inc., Class
a
C 3,088 533,761
Match Group, Inc. 166 4,970
Meta Platforms, Inc., Class
a
A 1,431 926,558
2,119,962
IT Services — 1.3%
Accenture plc, Class
a
A 410 129,896
Akamai Technologies, Inc.* 98 7,441
Cognizant Technology Solutions
Corp., Class
a
A 324 26,241
EPAM Systems, Inc.* 35 6,107
Gartner, Inc.* 50 21,821
GoDaddy, Inc., Class
a
A* 92 16,758
International Business
Machines Corp. 603 156,213
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc. 53 $ 14,441
378,918
Leisure Products — 0.0%(a)
Hasbro, Inc. 85 5,670
Machinery — 1.7%
Caterpillar, Inc. 313 108,933
Cummins, Inc. 88 28,290
Deere & Co. 166 84,039
Dover Corp. 88 15,642
Fortive Corp. 224 15,723
IDEX Corp. 49 8,865
Illinois Tool Works, Inc. 175 42,889
Ingersoll Rand, Inc. 265 21,635
Nordson Corp. 34 7,208
Otis Worldwide Corp. 261 24,886
PACCAR, Inc. 342 32,097
Parker-Hannifin Corp. 82 54,505
Pentair plc 106 10,513
Snap-on, Inc. 33 10,585
Stanley Black & Decker, Inc. 100 6,543
Westinghouse Air Brake
Technologies Corp. 111 22,457
Xylem, Inc. 158 19,914
514,724
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 62 24,569
Comcast Corp., Class
a
A 2,466 85,250
Fox Corp., Class
a
A 143 7,856
Fox Corp., Class
a
B 85 4,274
Interpublic Group of Cos., Inc.
(The) 243 5,822
News Corp., Class
a
A 246 6,947
News Corp., Class
a
B 73 2,389
Omnicom Group, Inc. 128 9,400
Paramount Global, Class
a
B 382 4,622
151,129
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 939 36,133
Newmont Corp. 744 39,224
Nucor Corp. 153 16,732
Steel Dynamics, Inc. 92 11,322
103,411
Multi-Utilities — 0.7%
Ameren Corp. 176 17,051
CenterPoint Energy, Inc. 427 15,902
CMS Energy Corp. 196 13,765
Consolidated Edison, Inc. 227 23,719
Dominion Energy, Inc. 551 31,225
DTE Energy Co. 133 18,174
NiSource, Inc. 309 12,218
Public Service Enterprise
Group, Inc. 326 26,416
Sempra 413 32,458

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
SPXV
::
Investments
Shares Value
Common Stocks (continued)
WEC Energy Group, Inc. 207 $ 22,240
213,168
Office REITs — 0.0%(a)
BXP, Inc., REIT 96 6,464
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 241 4,099
Chevron Corp. 1,093 149,413
ConocoPhillips 834 71,182
Coterra Energy, Inc. 482 11,717
Devon Energy Corp. 430 13,012
Diamondback Energy, Inc. 121 16,281
EOG Resources, Inc. 368 39,954
EQT Corp. 390 21,501
Expand Energy Corp. 134 15,561
Exxon Mobil Corp. 2,846 291,146
Hess Corp. 180 23,794
Kinder Morgan, Inc. 1,265 35,471
Marathon Petroleum Corp. 204 32,791
Occidental Petroleum Corp. 444 18,106
ONEOK, Inc. 406 32,821
Phillips 66 271 30,753
Targa Resources Corp. 142 22,426
Texas Pacific Land Corp. 12 13,368
Valero Energy Corp. 207 26,697
Williams Cos., Inc. (The) 796 48,166
918,259
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 421 20,372
Southwest Airlines Co. 388 12,952
United Airlines Holdings, Inc.* 216 17,160
50,484
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 153 10,242
Kenvue, Inc. 1,252 29,885
40,127
Professional Services — 0.8%
Automatic Data Processing, Inc. 266 86,591
Broadridge Financial Solutions,
Inc. 75 18,212
Dayforce, Inc.* 104 6,144
Equifax, Inc. 79 20,871
Jacobs Solutions, Inc. 79 9,978
Leidos Holdings, Inc. 84 12,476
Paychex, Inc. 209 33,003
Paycom Software, Inc. 29 7,514
Verisk Analytics, Inc., Class
a
A 92 28,901
223,690
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 192 24,004
CoStar Group, Inc.* 276 20,302
44,306
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 93 $ 19,230
Camden Property Trust, REIT 69 8,107
Equity Residential, REIT 224 15,711
Essex Property Trust, Inc., REIT 40 11,356
Invitation Homes, Inc., REIT 374 12,604
Mid-America Apartment
Communities, Inc., REIT 75 11,749
UDR, Inc., REIT 196 8,120
86,877
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 50 4,774
Kimco Realty Corp., REIT 446 9,482
Realty Income Corp., REIT 572 32,387
Regency Centers Corp., REIT 107 7,720
Simon Property Group, Inc.,
REIT 198 32,288
86,651
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.* 1,059 117,263
Analog Devices, Inc. 325 69,543
Applied Materials, Inc. 532 83,391
Broadcom, Inc. 3,063 741,460
Enphase Energy, Inc.* 86 3,560
First Solar, Inc.* 69 10,907
Intel Corp. 2,832 55,366
KLA Corp. 85 64,335
Lam Research Corp. 838 67,702
Microchip Technology, Inc. 353 20,488
Micron Technology, Inc. 729 68,861
Monolithic Power Systems, Inc. 30 19,857
NVIDIA Corp. 16,004 2,162,620
NXP Semiconductors NV 167 31,919
ON Semiconductor Corp.* 276 11,598
QUALCOMM, Inc. 723 104,980
Skyworks Solutions, Inc. 105 7,248
Teradyne, Inc. 106 8,332
Texas Instruments, Inc. 594 108,613
3,758,043
Software — 12.3%
Adobe, Inc.* 285 118,301
ANSYS, Inc.* 57 18,857
Autodesk, Inc.* 140 41,457
Cadence Design Systems, Inc.* 178 51,098
Crowdstrike Holdings, Inc.,
Class
a
A* 162 76,362
Fair Isaac Corp.* 15 25,894
Fortinet, Inc.* 416 42,340
Gen Digital, Inc. 358 10,196
Intuit, Inc. 182 137,131
Microsoft Corp. 4,859 2,236,889
Oracle Corp. 1,060 175,462
Palantir Technologies, Inc.,
Class
a
A* 1,340 176,585

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 432 $ 83,125
PTC, Inc.* 77 12,961
Roper Technologies, Inc. 69 39,349
Salesforce, Inc. 626 166,122
ServiceNow, Inc.* 133 134,475
Synopsys, Inc.* 101 46,862
Tyler Technologies, Inc.* 27 15,579
Workday, Inc., Class
a
A* 140 34,679
3,643,724
Specialized REITs — 1.0%
American Tower Corp., REIT 307 65,898
Crown Castle, Inc., REIT 284 28,499
Digital Realty Trust, Inc., REIT 207 35,505
Equinix, Inc., REIT 63 55,996
Extra Space Storage, Inc., REIT 138 20,859
Iron Mountain, Inc., REIT 192 18,952
Public Storage, REIT 102 31,458
SBA Communications Corp.,
Class
a
A, REIT 69 16,000
VICI Properties, Inc., Class
a
A,
REIT 689 21,848
Weyerhaeuser Co., REIT 475 12,307
307,322
Specialty Retail — 2.0%
AutoZone, Inc.* 10 37,331
Best Buy Co., Inc. 126 8,351
CarMax, Inc.* 100 6,446
Home Depot, Inc. (The) 648 238,652
Lowe's Cos., Inc. 370 83,520
O'Reilly Automotive, Inc.* 36 49,230
Ross Stores, Inc. 215 30,119
TJX Cos., Inc. (The) 734 93,145
Tractor Supply Co. 350 16,940
Ulta Beauty, Inc.* 29 13,672
Williams-Sonoma, Inc. 79 12,779
590,185
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. 9,816 1,971,544
Dell Technologies, Inc., Class
a
C 204 22,699
Hewlett Packard Enterprise Co. 861 14,878
HP, Inc. 613 15,264
NetApp, Inc. 131 12,990
Seagate Technology Holdings
plc 138 16,276
Super Micro Computer, Inc.* 330 13,206
Western Digital Corp.* 227 11,702
2,078,559
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 99 10,447
Lululemon Athletica, Inc.* 72 22,800
NIKE, Inc., Class
a
B 773 46,836
Ralph Lauren Corp., Class
a
A 25 6,920
Tapestry, Inc. 134 10,526
97,529
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.8%
Altria Group, Inc. 1,108 $ 67,156
Philip Morris International, Inc. 1,016 183,479
250,635
Trading Companies & Distributors — 0.3%
Fastenal Co. 750 31,005
United Rentals, Inc. 41 29,043
WW Grainger, Inc. 28 30,452
90,500
Water Utilities — 0.1%
American Water Works Co., Inc. 126 18,014
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 314 76,051
Total Common Stocks
(Cost $21,947,880)
29,580,115
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $42,522
(Cost $42,507) $ 42,507
42,507
Total Investments — 99.9%
(Cost $21,990,387) 29,622,622
Other assets less liabilities — 0.1% 27,124
Net Assets — 100.0% $ 29,649,746
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,294,819
Aggregate gross unrealized depreciation (715,471)
Net unrealized appreciation $ 7,579,348
Federal income tax cost $ 22,043,274

MAY 31, 2025 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
SPXT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.* 437 $ 327,907
Boeing Co. (The)* 4,524 937,916
General Dynamics Corp. 1,530 426,090
General Electric Co. 6,473 1,591,776
Howmet Aerospace, Inc. 2,443 415,041
Huntington Ingalls Industries,
Inc. 236 52,642
L3Harris Technologies, Inc. 1,136 277,570
Lockheed Martin Corp. 1,264 609,728
Northrop Grumman Corp. 821 397,996
RTX Corp. 8,034 1,096,480
Textron, Inc. 1,101 81,507
TransDigm Group, Inc. 338 496,330
6,710,983
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 716 68,714
Expeditors International of
Washington, Inc. 844 95,144
FedEx Corp. 1,336 291,382
United Parcel Service, Inc.,
Class
a
B 4,411 430,249
885,489
Automobile Components — 0.0%(a)
Aptiv plc* 1,384 92,465
Automobiles — 3.1%
Ford Motor Co. 23,477 243,691
General Motors Co. 6,001 297,710
Tesla, Inc.* 16,878 5,847,552
6,388,953
Banks — 5.1%
Bank of America Corp. 39,936 1,762,376
Citigroup, Inc. 11,321 852,698
Citizens Financial Group, Inc. 2,636 106,363
Fifth Third Bancorp 4,040 154,287
Huntington Bancshares, Inc. 8,768 137,044
JPMorgan Chase & Co. 16,864 4,452,096
KeyCorp 6,008 95,287
M&T Bank Corp. 1,001 182,823
PNC Financial Services Group,
Inc. (The) 2,388 415,058
Regions Financial Corp. 5,482 117,534
Truist Financial Corp. 7,937 313,511
US Bancorp 9,409 410,138
Wells Fargo & Co. 19,836 1,483,336
10,482,551
Beverages — 1.7%
Brown-Forman Corp., Class
a
B 1,098 36,607
Coca-Cola Co. (The) 23,352 1,683,679
Constellation Brands, Inc.,
Class
a
A 937 167,058
Keurig Dr Pepper, Inc. 8,192 275,825
Molson Coors Beverage Co.,
Class
a
B 1,038 55,627
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 4,223 $ 270,061
PepsiCo, Inc. 8,272 1,087,354
3,576,211
Biotechnology — 2.4%
AbbVie, Inc. 10,647 1,981,513
Amgen, Inc. 3,240 933,703
Biogen, Inc.* 883 114,605
Gilead Sciences, Inc. 7,517 827,471
Incyte Corp.* 969 63,043
Moderna, Inc.* 2,042 54,236
Regeneron Pharmaceuticals,
Inc. 635 311,328
Vertex Pharmaceuticals, Inc.* 1,549 684,735
4,970,634
Broadline Retail — 5.7%
Amazon.com, Inc.* 56,887 11,662,405
eBay, Inc. 2,889 211,388
11,873,793
Building Products — 0.8%
A O Smith Corp. 712 45,789
Allegion plc 524 74,775
Builders FirstSource, Inc.* 694 74,730
Carrier Global Corp. 4,871 346,815
Johnson Controls International
plc 3,981 403,554
Lennox International, Inc. 193 108,939
Masco Corp. 1,279 79,835
Trane Technologies plc 1,353 582,155
1,716,592
Capital Markets — 4.9%
Ameriprise Financial, Inc. 580 295,359
Bank of New York Mellon Corp.
(The) 4,329 383,593
Blackrock, Inc. 878 860,343
Blackstone, Inc. 4,414 612,487
Cboe Global Markets, Inc. 631 144,575
Charles Schwab Corp. (The) 10,278 907,958
CME Group, Inc. 2,173 627,997
Coinbase Global, Inc., Class
a
A* 1,268 312,714
FactSet Research Systems, Inc. 229 104,941
Franklin Resources, Inc. 1,870 40,467
Goldman Sachs Group, Inc.
(The) 1,882 1,130,047
Intercontinental Exchange, Inc. 3,465 623,007
Invesco Ltd. 2,702 39,071
KKR & Co., Inc. 4,071 494,464
MarketAxess Holdings, Inc. 227 49,125
Moody's Corp. 934 447,685
Morgan Stanley 7,463 955,488
MSCI, Inc., Class
a
A 468 263,961
Nasdaq, Inc. 2,496 208,516
Northern Trust Corp. 1,182 126,167
Raymond James Financial, Inc. 1,112 163,442
S&P Global, Inc. 1,900 974,434
State Street Corp. 1,740 167,527

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
SPXT
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 1,343 $ 125,691
10,059,059
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 1,342 374,297
Albemarle Corp. 709 39,534
CF Industries Holdings, Inc. 1,050 95,245
Corteva, Inc. 4,135 292,758
Dow, Inc. 4,245 117,756
DuPont de Nemours, Inc. 2,521 168,403
Eastman Chemical Co. 695 54,467
Ecolab, Inc. 1,520 403,742
International Flavors &
Fragrances, Inc. 1,542 118,056
Linde plc 2,872 1,342,890
LyondellBasell Industries NV,
Class
a
A 1,563 88,294
Mosaic Co. (The) 1,916 69,244
PPG Industries, Inc. 1,399 155,009
Sherwin-Williams Co. (The) 1,397 501,258
3,820,953
Commercial Services & Supplies — 0.9%
Cintas Corp. 2,069 468,628
Copart, Inc.* 5,288 272,226
Republic Services, Inc., Class
a
A 1,224 314,923
Rollins, Inc. 1,694 96,982
Veralto Corp. 1,492 150,737
Waste Management, Inc. 2,203 530,857
1,834,353
Construction & Engineering — 0.1%
Quanta Services, Inc. 890 304,878
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 369 202,046
Vulcan Materials Co. 796 210,996
413,042
Consumer Finance — 0.9%
American Express Co. 3,347 984,186
Capital One Financial Corp. 3,842 726,714
Synchrony Financial 2,345 135,189
1,846,089
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp. 2,677 2,784,562
Dollar General Corp. 1,326 128,953
Dollar Tree, Inc.* 1,219 110,027
Kroger Co. (The) 4,015 273,943
Sysco Corp. 2,951 215,423
Target Corp. 2,764 259,844
Walgreens Boots Alliance, Inc. 4,326 48,668
Walmart, Inc. 26,164 2,582,910
6,404,330
Containers & Packaging — 0.3%
Amcor plc 13,781 125,545
Investments
Shares Value
Common Stocks (continued)
Avery Dennison Corp. 485 $ 86,199
Ball Corp. 1,800 96,444
International Paper Co. 3,180 152,036
Packaging Corp. of America 538 103,925
Smurfit WestRock plc 2,982 129,210
693,359
Distributors — 0.1%
Genuine Parts Co. 839 106,150
LKQ Corp. 1,568 63,457
Pool Corp. 230 69,136
238,743
Diversified Telecommunication Services — 1.1%
AT&T, Inc. 43,294 1,203,573
Verizon Communications, Inc. 25,390 1,116,145
2,319,718
Electric Utilities — 2.4%
Alliant Energy Corp. 1,548 96,332
American Electric Power Co.,
Inc. 3,216 332,824
Constellation Energy Corp. 1,887 577,705
Duke Energy Corp. 4,680 550,929
Edison International 2,335 129,943
Entergy Corp. 2,586 215,362
Evergy, Inc. 1,387 92,111
Eversource Energy 2,212 143,360
Exelon Corp. 6,063 265,681
FirstEnergy Corp. 3,094 129,762
NextEra Energy, Inc. 12,403 876,148
NRG Energy, Inc. 1,222 190,510
PG&E Corp. 13,230 223,322
Pinnacle West Capital Corp. 686 62,584
PPL Corp. 4,453 154,742
Southern Co. (The) 6,608 594,720
Xcel Energy, Inc. 3,463 242,756
4,878,791
Electrical Equipment — 1.3%
AMETEK, Inc. 1,395 249,342
Eaton Corp. plc 2,384 763,357
Emerson Electric Co. 3,401 406,011
GE Vernova, Inc. 1,664 787,039
Generac Holdings, Inc.* 360 43,967
Hubbell, Inc., Class
a
B 324 126,224
Rockwell Automation, Inc. 682 215,205
2,591,145
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 5,972 221,263
Halliburton Co. 5,236 102,573
Schlumberger NV 8,449 279,239
603,075
Entertainment — 2.5%
Electronic Arts, Inc. 1,430 205,605
Live Nation Entertainment, Inc.* 946 129,782
Netflix, Inc.* 2,580 3,114,653

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Take-Two Interactive Software,
Inc.* 990 $ 224,017
TKO Group Holdings, Inc.,
Class
a
A 402 63,440
Walt Disney Co. (The) 10,903 1,232,475
Warner Bros Discovery, Inc.* 13,464 134,236
5,104,208
Financial Services — 6.8%
Apollo Global Management, Inc. 2,696 352,340
Berkshire Hathaway, Inc.,
Class
a
B* 11,055 5,571,278
Corpay, Inc.* 420 136,546
Fidelity National Information
Services, Inc. 3,195 254,354
Fiserv, Inc.* 3,431 558,533
Global Payments, Inc. 1,493 112,886
Jack Henry & Associates, Inc. 440 79,715
Mastercard, Inc., Class
a
A 4,912 2,876,467
PayPal Holdings, Inc.* 5,966 419,290
Visa, Inc., Class
a
A 10,394 3,795,785
14,157,194
Food Products — 0.9%
Archer-Daniels-Midland Co. 2,886 139,307
Bunge Global SA 805 62,911
Campbell's Co. (The) 1,187 40,405
Conagra Brands, Inc. 2,879 65,900
General Mills, Inc. 3,325 180,414
Hershey Co. (The) 891 143,175
Hormel Foods Corp. 1,755 53,843
J M Smucker Co. (The) 642 72,296
Kellanova 1,622 134,026
Kraft Heinz Co. (The) 5,261 140,627
Lamb Weston Holdings, Inc. 860 47,971
McCormick & Co., Inc.
(Non-Voting) 1,523 110,768
Mondelez International, Inc.,
Class
a
A 7,802 526,557
Tyson Foods, Inc., Class
a
A 1,726 96,932
1,815,132
Gas Utilities — 0.1%
Atmos Energy Corp. 957 148,029
Ground Transportation — 1.4%
CSX Corp. 11,631 367,423
JB Hunt Transport Services,
Inc. 479 66,509
Norfolk Southern Corp. 1,366 337,566
Old Dominion Freight Line, Inc. 1,133 181,472
Uber Technologies, Inc.* 12,599 1,060,332
Union Pacific Corp. 3,645 807,951
2,821,253
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories 10,461 1,397,380
Align Technology, Inc.* 423 76,538
Baxter International, Inc. 3,079 93,910
Becton Dickinson & Co. 1,732 298,926
Investments
Shares Value
Common Stocks (continued)
Boston Scientific Corp.* 8,889 $ 935,656
Cooper Cos., Inc. (The)* 1,204 82,209
Dexcom, Inc.* 2,356 202,145
Edwards Lifesciences Corp.* 3,557 278,229
GE HealthCare Technologies,
Inc. 2,758 194,549
Hologic, Inc.* 1,353 84,116
IDEXX Laboratories, Inc.* 494 253,600
Insulet Corp.* 423 137,488
Intuitive Surgical, Inc.* 2,151 1,188,083
Medtronic plc 7,734 641,767
ResMed, Inc. 886 216,884
Solventum Corp.* 834 60,957
STERIS plc 593 145,410
Stryker Corp. 2,071 792,447
Zimmer Biomet Holdings, Inc. 1,201 110,696
7,190,990
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. 1,457 225,019
Cencora, Inc. 1,041 303,181
Centene Corp.* 2,991 168,812
Cigna Group (The) 1,651 522,773
CVS Health Corp. 7,604 486,960
DaVita, Inc.* 265 36,109
Elevance Health, Inc. 1,399 536,992
HCA Healthcare, Inc. 1,078 411,138
Henry Schein, Inc.* 752 52,632
Humana, Inc. 728 169,719
Labcorp Holdings, Inc. 503 125,232
McKesson Corp. 756 543,950
Molina Healthcare, Inc.* 335 102,188
Quest Diagnostics, Inc. 669 115,964
UnitedHealth Group, Inc. 5,550 1,675,601
Universal Health Services, Inc.,
Class
a
B 354 67,384
5,543,654
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 929 65,207
Healthpeak Properties, Inc.,
REIT 4,219 73,453
Ventas, Inc., REIT 2,637 169,506
Welltower, Inc., REIT 3,675 566,979
875,145
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,216 65,306
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class
a
A* 2,611 336,819
Booking Holdings, Inc. 200 1,103,786
Caesars Entertainment, Inc.* 1,282 34,460
Carnival Corp.* 6,319 146,727
Chipotle Mexican Grill, Inc.,
Class
a
A* 8,174 409,354
Darden Restaurants, Inc. 707 151,446
Domino's Pizza, Inc. 208 98,555

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
SPXT
::
Investments
Shares Value
Common Stocks (continued)
DoorDash, Inc., Class
a
A* 2,046 $ 426,898
Expedia Group, Inc. 744 124,062
Hilton Worldwide Holdings, Inc. 1,451 360,486
Las Vegas Sands Corp. 2,073 85,325
Marriott International, Inc.,
Class
a
A 1,380 364,085
McDonald's Corp. 4,322 1,356,460
MGM Resorts International* 1,349 42,696
Norwegian Cruise Line Holdings
Ltd.* 2,652 46,808
Royal Caribbean Cruises Ltd. 1,493 383,656
Starbucks Corp. 6,851 575,141
Wynn Resorts Ltd. 540 48,892
Yum! Brands, Inc. 1,683 242,251
6,337,907
Household Durables — 0.4%
DR Horton, Inc. 1,711 202,001
Garmin Ltd. 927 188,153
Lennar Corp., Class
a
A 1,408 149,361
Mohawk Industries, Inc.* 316 31,793
NVR, Inc.* 18 128,087
PulteGroup, Inc. 1,221 119,694
819,089
Household Products — 1.6%
Church & Dwight Co., Inc. 1,484 145,892
Clorox Co. (The) 743 97,987
Colgate-Palmolive Co. 4,895 454,941
Kimberly-Clark Corp. 2,000 287,520
Procter & Gamble Co. (The) 14,142 2,402,585
3,388,925
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,288 43,266
Vistra Corp. 2,052 329,489
372,755
Industrial Conglomerates — 0.7%
3M Co. 3,274 485,698
Honeywell International, Inc. 3,922 889,000
1,374,698
Industrial REITs — 0.3%
Prologis, Inc., REIT 5,590 607,074
Insurance — 3.2%
Aflac, Inc. 2,985 309,067
Allstate Corp. (The) 1,598 335,372
American International Group,
Inc. 3,579 302,927
Aon plc, Class
a
A 1,304 485,192
Arch Capital Group Ltd. 2,261 214,886
Arthur J Gallagher & Co. 1,534 532,973
Assurant, Inc. 309 62,721
Brown & Brown, Inc. 1,431 161,560
Chubb Ltd. 2,248 668,106
Cincinnati Financial Corp. 943 142,223
Erie Indemnity Co., Class
a
A 150 53,777
Investments
Shares Value
Common Stocks (continued)
Everest Group Ltd. 259 $ 89,922
Globe Life, Inc. 506 61,666
Hartford Insurance Group, Inc.
(The) 1,735 225,272
Loews Corp. 1,066 95,183
Marsh & McLennan Cos., Inc. 2,962 692,101
MetLife, Inc. 3,492 274,401
Principal Financial Group, Inc. 1,269 98,842
Progressive Corp. (The) 3,533 1,006,658
Prudential Financial, Inc. 2,135 221,805
Travelers Cos., Inc. (The) 1,367 376,882
W R Berkley Corp. 1,811 135,264
Willis Towers Watson plc 602 190,563
6,737,363
Interactive Media & Services — 9.4%
Alphabet, Inc., Class
a
A 35,180 6,041,813
Alphabet, Inc., Class
a
C 28,512 4,928,299
Match Group, Inc. 1,514 45,329
Meta Platforms, Inc., Class
a
A 13,208 8,552,048
19,567,489
Leisure Products — 0.0%(a)
Hasbro, Inc. 791 52,768
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 1,721 192,614
Bio-Techne Corp. 953 46,125
Charles River Laboratories
International, Inc.* 308 41,774
Danaher Corp. 3,860 733,014
IQVIA Holdings, Inc.* 1,009 141,593
Mettler-Toledo International,
Inc.* 126 145,596
Revvity, Inc. 734 66,368
Thermo Fisher Scientific, Inc. 2,307 929,306
Waters Corp.* 358 125,028
West Pharmaceutical Services,
Inc. 437 92,141
2,513,559
Machinery — 2.3%
Caterpillar, Inc. 2,883 1,003,370
Cummins, Inc. 829 266,507
Deere & Co. 1,528 773,565
Dover Corp. 828 147,177
Fortive Corp. 2,058 144,451
IDEX Corp. 457 82,676
Illinois Tool Works, Inc. 1,611 394,824
Ingersoll Rand, Inc. 2,430 198,385
Nordson Corp. 327 69,321
Otis Worldwide Corp. 2,392 228,077
PACCAR, Inc. 3,163 296,848
Parker-Hannifin Corp. 777 516,472
Pentair plc 997 98,882
Snap-on, Inc. 316 101,357
Stanley Black & Decker, Inc. 930 60,850
Westinghouse Air Brake
Technologies Corp. 1,030 208,390

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Xylem, Inc. 1,465 $ 184,649
4,775,801
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 582 230,629
Comcast Corp., Class
a
A 22,747 786,364
Fox Corp., Class
a
A 1,314 72,191
Fox Corp., Class
a
B 796 40,023
Interpublic Group of Cos., Inc.
(The) 2,247 53,838
News Corp., Class
a
A 2,280 64,387
News Corp., Class
a
B 674 22,053
Omnicom Group, Inc. 1,185 87,027
Paramount Global, Class
a
B 3,588 43,415
1,399,927
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 8,667 333,506
Newmont Corp. 6,866 361,975
Nucor Corp. 1,416 154,854
Steel Dynamics, Inc. 854 105,102
955,437
Multi-Utilities — 0.9%
Ameren Corp. 1,628 157,721
CenterPoint Energy, Inc. 3,931 146,390
CMS Energy Corp. 1,802 126,555
Consolidated Edison, Inc. 2,090 218,384
Dominion Energy, Inc. 5,066 287,090
DTE Energy Co. 1,250 170,813
NiSource, Inc. 2,834 112,056
Public Service Enterprise
Group, Inc. 3,005 243,495
Sempra 3,820 300,214
WEC Energy Group, Inc. 1,916 205,855
1,968,573
Office REITs — 0.0%(a)
BXP, Inc., REIT 878 59,116
Oil, Gas & Consumable Fuels — 4.1%
APA Corp. 2,231 37,949
Chevron Corp. 10,080 1,377,936
ConocoPhillips 7,695 656,768
Coterra Energy, Inc. 4,442 107,985
Devon Energy Corp. 3,962 119,890
Diamondback Energy, Inc. 1,127 151,638
EOG Resources, Inc. 3,392 368,269
EQT Corp. 3,599 198,413
Expand Energy Corp. 1,268 147,253
Exxon Mobil Corp. 26,254 2,685,784
Hess Corp. 1,667 220,361
Kinder Morgan, Inc. 11,659 326,918
Marathon Petroleum Corp. 1,906 306,370
Occidental Petroleum Corp. 4,075 166,179
ONEOK, Inc. 3,742 302,503
Phillips 66 2,491 282,679
Targa Resources Corp. 1,315 207,678
Investments
Shares Value
Common Stocks (continued)
Texas Pacific Land Corp. 114 $ 126,999
Valero Energy Corp. 1,909 246,204
Williams Cos., Inc. (The) 7,352 444,870
8,482,646
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 3,870 187,269
Southwest Airlines Co. 3,574 119,300
United Airlines Holdings, Inc.* 1,984 157,619
464,188
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,412 94,519
Kenvue, Inc. 11,563 276,009
370,528
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co. 12,239 590,899
Eli Lilly & Co. 4,752 3,505,408
Johnson & Johnson 14,521 2,253,804
Merck & Co., Inc. 15,257 1,172,348
Pfizer, Inc. 34,179 802,865
Viatris, Inc. 7,199 63,279
Zoetis, Inc., Class
a
A 2,701 455,470
8,844,073
Professional Services — 1.0%
Automatic Data Processing, Inc. 2,454 798,851
Broadridge Financial Solutions,
Inc. 706 171,438
Dayforce, Inc.* 959 56,658
Equifax, Inc. 748 197,614
Jacobs Solutions, Inc. 739 93,336
Leidos Holdings, Inc. 791 117,479
Paychex, Inc. 1,933 305,240
Paycom Software, Inc. 284 73,581
Verisk Analytics, Inc., Class
a
A 852 267,647
2,081,844
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 1,783 222,911
CoStar Group, Inc.* 2,542 186,989
409,900
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 857 177,202
Camden Property Trust, REIT 643 75,546
Equity Residential, REIT 2,061 144,559
Essex Property Trust, Inc., REIT 388 110,153
Invitation Homes, Inc., REIT 3,436 115,793
Mid-America Apartment
Communities, Inc., REIT 705 110,438
UDR, Inc., REIT 1,816 75,237
808,928

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 465 $ 44,398
Kimco Realty Corp., REIT 4,098 87,123
Realty Income Corp., REIT 5,279 298,897
Regency Centers Corp., REIT 984 70,996
Simon Property Group, Inc.,
REIT 1,850 301,680
803,094
Specialized REITs — 1.4%
American Tower Corp., REIT 2,818 604,884
Crown Castle, Inc., REIT 2,621 263,017
Digital Realty Trust, Inc., REIT 1,909 327,432
Equinix, Inc., REIT 587 521,737
Extra Space Storage, Inc., REIT 1,279 193,321
Iron Mountain, Inc., REIT 1,772 174,914
Public Storage, REIT 951 293,298
SBA Communications Corp.,
Class
a
A, REIT 649 150,497
VICI Properties, Inc., Class
a
A,
REIT 6,358 201,612
Weyerhaeuser Co., REIT 4,376 113,382
2,844,094
Specialty Retail — 2.7%
AutoZone, Inc.* 101 377,037
Best Buy Co., Inc. 1,173 77,746
CarMax, Inc.* 928 59,819
Home Depot, Inc. (The) 5,991 2,206,425
Lowe's Cos., Inc. 3,406 768,836
O'Reilly Automotive, Inc.* 347 474,523
Ross Stores, Inc. 1,990 278,779
TJX Cos., Inc. (The) 6,780 860,382
Tractor Supply Co. 3,222 155,945
Ulta Beauty, Inc.* 280 132,009
Williams-Sonoma, Inc. 742 120,026
5,511,527
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 915 96,551
Lululemon Athletica, Inc.* 676 214,069
NIKE, Inc., Class
a
B 7,124 431,643
Ralph Lauren Corp., Class
a
A 241 66,711
Tapestry, Inc. 1,249 98,109
907,083
Tobacco — 1.1%
Altria Group, Inc. 10,222 619,555
Philip Morris International, Inc. 9,378 1,693,573
2,313,128
Trading Companies & Distributors — 0.4%
Fastenal Co. 6,916 285,907
United Rentals, Inc. 394 279,102
WW Grainger, Inc. 267 290,379
855,388
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 1,175 $ 167,990
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 2,892 700,442
Total Common Stocks
(Cost $203,848,846)
206,921,451
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $155,591
(Cost $155,536) $ 155,536
155,536
Total Investments — 99.9%
(Cost $204,004,382) 207,076,987
Other assets less liabilities — 0.1% 253,857
Net Assets — 100.0% $ 207,330,844
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 13,815,812
Aggregate gross unrealized depreciation (11,021,263)
Net unrealized appreciation $ 2,794,549
Federal income tax cost $ 204,282,438

MAY 31, 2025 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
ISPY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 96.7%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 1,132 $ 849,407
Boeing Co. (The)* 11,724 2,430,620
General Dynamics Corp. 3,967 1,104,770
General Electric Co. 16,777 4,125,632
Howmet Aerospace, Inc. 6,331 1,075,573
Huntington Ingalls Industries,
Inc. 611 136,290
L3Harris Technologies, Inc. 2,943 719,093
Lockheed Martin Corp. 3,275 1,579,794
Northrop Grumman Corp. 2,127 1,031,106
RTX Corp. 20,823 2,841,923
Textron, Inc. 2,854 211,282
TransDigm Group, Inc. 876 1,286,345
17,391,835
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 1,856 178,121
Expeditors International of
Washington, Inc. 2,188 246,653
FedEx Corp. 3,463 755,280
United Parcel Service, Inc.,
Class
a
B 11,432 1,115,077
2,295,131
Automobile Components — 0.0%(b)
Aptiv plc* 3,586 239,581
Automobiles — 2.0%
Ford Motor Co. 60,845 631,571
General Motors Co. 15,553 771,584
Tesla, Inc.* 43,737 15,153,121
16,556,276
Banks — 3.4%
Bank of America Corp. 103,501 4,567,499
Citigroup, Inc. 29,341 2,209,964
Citizens Financial Group, Inc. 6,832 275,671
Fifth Third Bancorp 10,470 399,849
Huntington Bancshares, Inc. 22,723 355,160
JPMorgan Chase & Co. 43,706 11,538,384
KeyCorp 15,570 246,940
M&T Bank Corp. 2,593 473,586
PNC Financial Services Group,
Inc. (The) 6,189 1,075,710
Regions Financial Corp. 14,208 304,620
Truist Financial Corp. 20,569 812,475
US Bancorp 24,384 1,062,899
Wells Fargo & Co. 51,419 3,845,113
27,167,870
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 2,847 94,919
Coca-Cola Co. (The) 60,521 4,363,564
Constellation Brands, Inc.,
Class
a
A 2,428 432,888
Keurig Dr Pepper, Inc. 21,223 714,578
Molson Coors Beverage Co.,
Class
a
B 2,691 144,211
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 10,945 $ 699,933
PepsiCo, Inc. 21,438 2,818,025
9,268,118
Biotechnology — 1.6%
AbbVie, Inc. 27,595 5,135,705
Amgen, Inc. 8,398 2,420,136
Biogen, Inc.* 2,288 296,959
Gilead Sciences, Inc. 19,483 2,144,689
Incyte Corp.* 2,511 163,366
Moderna, Inc.* 5,293 140,582
Regeneron Pharmaceuticals,
Inc. 1,644 806,020
Vertex Pharmaceuticals, Inc.* 4,014 1,774,389
12,881,846
Broadline Retail — 3.8%
Amazon.com, Inc.* 147,433 30,225,239
eBay, Inc. 7,488 547,897
30,773,136
Building Products — 0.6%
A O Smith Corp. 1,846 118,716
Allegion plc 1,359 193,929
Builders FirstSource, Inc.* 1,799 193,716
Carrier Global Corp. 12,623 898,758
Johnson Controls International
plc 10,320 1,046,138
Lennox International, Inc. 500 282,225
Masco Corp. 3,314 206,860
Trane Technologies plc 3,506 1,508,527
4,448,869
Capital Markets — 3.2%
Ameriprise Financial, Inc. 1,503 765,388
Bank of New York Mellon Corp.
(The) 11,219 994,116
Blackrock, Inc. 2,276 2,230,230
Blackstone, Inc. 11,440 1,587,414
Cboe Global Markets, Inc. 1,636 374,840
Charles Schwab Corp. (The) 26,637 2,353,113
CME Group, Inc. 5,633 1,627,937
Coinbase Global, Inc., Class
a
A* 3,285 810,147
FactSet Research Systems, Inc. 594 272,206
Franklin Resources, Inc. 4,845 104,846
Goldman Sachs Group, Inc.
(The) 4,878 2,928,995
Intercontinental Exchange, Inc. 8,981 1,614,784
Invesco Ltd. 7,001 101,234
KKR & Co., Inc. 10,552 1,281,646
MarketAxess Holdings, Inc. 589 127,466
Moody's Corp. 2,419 1,159,475
Morgan Stanley 19,342 2,476,356
MSCI, Inc., Class
a
A 1,214 684,720
Nasdaq, Inc. 6,467 540,253
Northern Trust Corp. 3,064 327,051
Raymond James Financial, Inc. 2,883 423,743
S&P Global, Inc. 4,924 2,525,323
State Street Corp. 4,509 434,127

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
T. Rowe Price Group, Inc. 3,480 $ 325,693
26,071,103
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 3,477 969,770
Albemarle Corp. 1,838 102,487
CF Industries Holdings, Inc. 2,720 246,731
Corteva, Inc. 10,716 758,693
Dow, Inc. 11,001 305,168
DuPont de Nemours, Inc. 6,535 436,538
Eastman Chemical Co. 1,800 141,066
Ecolab, Inc. 3,939 1,046,277
International Flavors &
Fragrances, Inc. 3,996 305,934
Linde plc 7,443 3,480,198
LyondellBasell Industries NV,
Class
a
A 4,052 228,897
Mosaic Co. (The) 4,966 179,471
PPG Industries, Inc. 3,626 401,761
Sherwin-Williams Co. (The) 3,622 1,299,610
9,902,601
Commercial Services & Supplies — 0.6%
Cintas Corp. 5,362 1,214,493
Copart, Inc.* 13,706 705,585
Republic Services, Inc., Class
a
A 3,173 816,381
Rollins, Inc. 4,390 251,327
Veralto Corp. 3,865 390,481
Waste Management, Inc. 5,709 1,375,698
4,753,965
Communications Equipment — 0.8%
Arista Networks, Inc.* 16,148 1,399,063
Cisco Systems, Inc. 62,260 3,924,870
F5, Inc.* 901 257,127
Juniper Networks, Inc. 5,175 185,938
Motorola Solutions, Inc. 2,612 1,084,973
6,851,971
Construction & Engineering — 0.1%
Quanta Services, Inc. 2,307 790,286
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 956 523,458
Vulcan Materials Co. 2,064 547,104
1,070,562
Consumer Finance — 0.6%
American Express Co. 8,676 2,551,178
Capital One Financial Corp. 9,958 1,883,556
Synchrony Financial 6,076 350,281
4,785,015
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 6,936 7,214,688
Dollar General Corp. 3,438 334,345
Dollar Tree, Inc.* 3,160 285,222
Kroger Co. (The) 10,406 710,001
Investments
Shares Value
Common Stocks (a) (continued)
Sysco Corp. 7,647 $ 558,231
Target Corp. 7,162 673,300
Walgreens Boots Alliance, Inc. 11,210 126,113
Walmart, Inc. 67,802 6,693,413
16,595,313
Containers & Packaging — 0.2%
Amcor plc 35,715 325,364
Avery Dennison Corp. 1,256 223,229
Ball Corp. 4,664 249,897
International Paper Co. 8,242 394,050
Packaging Corp. of America 1,393 269,086
Smurfit WestRock plc 7,728 334,854
1,796,480
Distributors — 0.1%
Genuine Parts Co. 2,173 274,928
LKQ Corp. 4,063 164,430
Pool Corp. 594 178,550
617,908
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 112,203 3,119,243
Verizon Communications, Inc. 65,802 2,892,656
6,011,899
Electric Utilities — 1.6%
Alliant Energy Corp. 4,011 249,604
American Electric Power Co.,
Inc. 8,335 862,589
Constellation Energy Corp. 4,890 1,497,073
Duke Energy Corp. 12,130 1,427,944
Edison International 6,052 336,794
Entergy Corp. 6,703 558,226
Evergy, Inc. 3,594 238,678
Eversource Energy 5,733 371,556
Exelon Corp. 15,712 688,500
FirstEnergy Corp. 8,017 336,233
NextEra Energy, Inc. 32,144 2,270,652
NRG Energy, Inc. 3,167 493,735
PG&E Corp. 34,288 578,781
Pinnacle West Capital Corp. 1,777 162,116
PPL Corp. 11,540 401,015
Southern Co. (The) 17,127 1,541,430
Xcel Energy, Inc. 8,976 629,218
12,644,144
Electrical Equipment — 0.8%
AMETEK, Inc. 3,615 646,145
Eaton Corp. plc 6,178 1,978,195
Emerson Electric Co. 8,815 1,052,335
GE Vernova, Inc. 4,313 2,039,963
Generac Holdings, Inc.* 932 113,825
Hubbell, Inc., Class
a
B 839 326,858
Rockwell Automation, Inc. 1,767 557,577
6,714,898
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 18,931 1,702,465

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
CDW Corp. 2,083 $ 375,690
Corning, Inc. 12,050 597,560
Jabil, Inc. 1,712 287,633
Keysight Technologies, Inc.* 2,702 424,322
TE Connectivity plc 4,663 746,406
Teledyne Technologies, Inc.* 728 363,170
Trimble, Inc.* 3,842 273,819
Zebra Technologies Corp.,
Class
a
A* 803 232,685
5,003,750
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 15,476 573,386
Halliburton Co. 13,568 265,797
Schlumberger NV 21,897 723,696
1,562,879
Entertainment — 1.6%
Electronic Arts, Inc. 3,708 533,136
Live Nation Entertainment, Inc.* 2,451 336,253
Netflix, Inc.* 6,687 8,072,747
Take-Two Interactive Software,
Inc.* 2,649 599,416
TKO Group Holdings, Inc.,
Class
a
A 1,041 164,280
Walt Disney Co. (The) 28,263 3,194,850
Warner Bros Discovery, Inc.* 34,894 347,893
13,248,575
Financial Services — 4.5%
Apollo Global Management, Inc. 6,988 913,262
Berkshire Hathaway, Inc.,
Class
a
B* 28,652 14,439,462
Corpay, Inc.* 1,090 354,370
Fidelity National Information
Services, Inc. 8,281 659,250
Fiserv, Inc.* 8,893 1,447,691
Global Payments, Inc. 3,870 292,611
Jack Henry & Associates, Inc. 1,139 206,353
Mastercard, Inc., Class
a
A 12,731 7,455,273
PayPal Holdings, Inc.* 15,463 1,086,740
Visa, Inc., Class
a
A 26,938 9,837,488
36,692,500
Food Products — 0.6%
Archer-Daniels-Midland Co. 7,479 361,011
Bunge Global SA 2,086 163,021
Campbell's Co. (The) 3,075 104,673
Conagra Brands, Inc. 7,460 170,759
General Mills, Inc. 8,616 467,504
Hershey Co. (The) 2,309 371,033
Hormel Foods Corp. 4,547 139,502
J M Smucker Co. (The) 1,663 187,271
Kellanova 4,203 347,294
Kraft Heinz Co. (The) 13,633 364,410
Lamb Weston Holdings, Inc. 2,230 124,390
McCormick & Co., Inc.
(Non-Voting) 3,947 287,065
Mondelez International, Inc.,
Class
a
A 20,219 1,364,580
Investments
Shares Value
Common Stocks (a) (continued)
Tyson Foods, Inc., Class
a
A 4,473 $ 251,204
4,703,717
Gas Utilities — 0.1%
Atmos Energy Corp. 2,481 383,761
Ground Transportation — 0.9%
CSX Corp. 30,143 952,217
JB Hunt Transport Services,
Inc. 1,241 172,313
Norfolk Southern Corp. 3,540 874,805
Old Dominion Freight Line, Inc. 2,937 470,419
Uber Technologies, Inc.* 32,654 2,748,161
Union Pacific Corp. 9,446 2,093,800
7,311,715
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 27,111 3,621,487
Align Technology, Inc.* 1,097 198,491
Baxter International, Inc. 7,979 243,359
Becton Dickinson & Co. 4,489 774,757
Boston Scientific Corp.* 23,038 2,424,980
Cooper Cos., Inc. (The)* 3,120 213,034
Dexcom, Inc.* 6,107 523,981
Edwards Lifesciences Corp.* 9,219 721,110
GE HealthCare Technologies,
Inc. 7,148 504,220
Hologic, Inc.* 3,507 218,030
IDEXX Laboratories, Inc.* 1,280 657,101
Insulet Corp.* 1,097 356,558
Intuitive Surgical, Inc.* 5,575 3,079,295
Medtronic plc 20,044 1,663,251
ResMed, Inc. 2,295 561,793
Solventum Corp.* 2,160 157,874
STERIS plc 1,536 376,643
Stryker Corp. 5,368 2,054,012
Zimmer Biomet Holdings, Inc. 3,112 286,833
18,636,809
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. 3,776 583,165
Cencora, Inc. 2,697 785,474
Centene Corp.* 7,752 437,523
Cigna Group (The) 4,279 1,354,903
CVS Health Corp. 19,708 1,262,100
DaVita, Inc.* 688 93,747
Elevance Health, Inc. 3,625 1,391,420
HCA Healthcare, Inc. 2,795 1,065,985
Henry Schein, Inc.* 1,949 136,411
Humana, Inc. 1,886 439,683
Labcorp Holdings, Inc. 1,304 324,657
McKesson Corp. 1,959 1,409,520
Molina Healthcare, Inc.* 867 264,470
Quest Diagnostics, Inc. 1,735 300,745
UnitedHealth Group, Inc. 14,378 4,340,862
Universal Health Services, Inc.,
Class
a
B 918 174,741
14,365,406

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,408 $ 169,018
Healthpeak Properties, Inc.,
REIT 10,934 190,361
Ventas, Inc., REIT 6,833 439,225
Welltower, Inc., REIT 9,523 1,469,208
2,267,812
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 10,925 169,228
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 6,766 872,814
Booking Holdings, Inc. 517 2,853,287
Caesars Entertainment, Inc.* 3,321 89,268
Carnival Corp.* 16,377 380,274
Chipotle Mexican Grill, Inc.,
Class
a
A* 21,186 1,060,995
Darden Restaurants, Inc. 1,831 392,218
Domino's Pizza, Inc. 540 255,863
DoorDash, Inc., Class
a
A* 5,303 1,106,471
Expedia Group, Inc. 1,928 321,494
Hilton Worldwide Holdings, Inc. 3,761 934,383
Las Vegas Sands Corp. 5,371 221,070
Marriott International, Inc.,
Class
a
A 3,577 943,720
McDonald's Corp. 11,203 3,516,062
MGM Resorts International* 3,497 110,680
Norwegian Cruise Line Holdings
Ltd.* 6,872 121,291
Royal Caribbean Cruises Ltd. 3,870 994,474
Starbucks Corp. 17,755 1,490,532
Wynn Resorts Ltd. 1,400 126,756
Yum! Brands, Inc. 4,363 628,010
16,419,662
Household Durables — 0.3%
DR Horton, Inc. 4,433 523,360
Garmin Ltd. 2,402 487,534
Lennar Corp., Class
a
A 3,650 387,192
Mohawk Industries, Inc.* 819 82,399
NVR, Inc.* 47 334,449
PulteGroup, Inc. 3,165 310,265
2,125,199
Household Products — 1.1%
Church & Dwight Co., Inc. 3,845 378,002
Clorox Co. (The) 1,925 253,869
Colgate-Palmolive Co. 12,685 1,178,944
Kimberly-Clark Corp. 5,184 745,252
Procter & Gamble Co. (The) 36,652 6,226,808
8,782,875
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 11,114 112,140
Vistra Corp. 5,318 853,911
966,051
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.4%
3M Co. 8,486 $ 1,258,898
Honeywell International, Inc. 10,164 2,303,874
3,562,772
Industrial REITs — 0.2%
Prologis, Inc., REIT 14,488 1,573,397
Insurance — 2.2%
Aflac, Inc. 7,737 801,089
Allstate Corp. (The) 4,142 869,282
American International Group,
Inc. 9,275 785,036
Aon plc, Class
a
A 3,380 1,257,630
Arch Capital Group Ltd. 5,860 556,934
Arthur J Gallagher & Co. 3,976 1,381,421
Assurant, Inc. 802 162,790
Brown & Brown, Inc. 3,710 418,859
Chubb Ltd. 5,825 1,731,190
Cincinnati Financial Corp. 2,444 368,604
Erie Indemnity Co., Class
a
A 390 139,819
Everest Group Ltd. 672 233,312
Globe Life, Inc. 1,312 159,894
Hartford Insurance Group, Inc.
(The) 4,496 583,761
Loews Corp. 2,762 246,619
Marsh & McLennan Cos., Inc. 7,677 1,793,808
MetLife, Inc. 9,050 711,149
Principal Financial Group, Inc. 3,289 256,180
Progressive Corp. (The) 9,157 2,609,104
Prudential Financial, Inc. 5,534 574,927
Travelers Cos., Inc. (The) 3,544 977,081
W R Berkley Corp. 4,693 350,520
Willis Towers Watson plc 1,560 493,818
17,462,827
Interactive Media & Services — 6.3%
Alphabet, Inc., Class
a
A 91,177 15,658,738
Alphabet, Inc., Class
a
C 73,899 12,773,442
Match Group, Inc. 3,924 117,485
Meta Platforms, Inc., Class
a
A 34,231 22,164,230
50,713,895
IT Services — 1.1%
Accenture plc, Class
a
A 9,777 3,097,549
Akamai Technologies, Inc.* 2,349 178,360
Cognizant Technology Solutions
Corp., Class
a
A 7,732 626,215
EPAM Systems, Inc.* 886 154,598
Gartner, Inc.* 1,201 524,140
GoDaddy, Inc., Class
a
A* 2,207 402,005
International Business
Machines Corp. 14,453 3,744,194
VeriSign, Inc. 1,271 346,309
9,073,370
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,049 136,689

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 4,460 $ 499,163
Bio-Techne Corp. 2,471 119,596
Charles River Laboratories
International, Inc.* 799 108,368
Danaher Corp. 10,004 1,899,760
IQVIA Holdings, Inc.* 2,615 366,963
Mettler-Toledo International,
Inc.* 327 377,855
Revvity, Inc. 1,902 171,979
Thermo Fisher Scientific, Inc. 5,979 2,408,461
Waters Corp.* 928 324,095
West Pharmaceutical Services,
Inc. 1,132 238,682
6,514,922
Machinery — 1.5%
Caterpillar, Inc. 7,471 2,600,132
Cummins, Inc. 2,149 690,861
Deere & Co. 3,959 2,004,283
Dover Corp. 2,145 381,274
Fortive Corp. 5,333 374,323
IDEX Corp. 1,184 214,197
Illinois Tool Works, Inc. 4,175 1,023,209
Ingersoll Rand, Inc. 6,298 514,169
Nordson Corp. 848 179,768
Otis Worldwide Corp. 6,199 591,075
PACCAR, Inc. 8,197 769,288
Parker-Hannifin Corp. 2,013 1,338,041
Pentair plc 2,583 256,182
Snap-on, Inc. 819 262,694
Stanley Black & Decker, Inc. 2,409 157,621
Westinghouse Air Brake
Technologies Corp. 2,671 540,397
Xylem, Inc. 3,798 478,700
12,376,214
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 1,508 597,575
Comcast Corp., Class
a
A 58,954 2,038,040
Fox Corp., Class
a
A 3,405 187,071
Fox Corp., Class
a
B 2,062 103,678
Interpublic Group of Cos., Inc.
(The) 5,821 139,471
News Corp., Class
a
A 5,909 166,870
News Corp., Class
a
B 1,746 57,129
Omnicom Group, Inc. 3,071 225,534
Paramount Global, Class
a
B 9,299 112,518
3,627,886
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 22,463 864,376
Newmont Corp. 17,796 938,205
Nucor Corp. 3,671 401,461
Steel Dynamics, Inc. 2,213 272,354
2,476,396
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.6%
Ameren Corp. 4,219 $ 408,737
CenterPoint Energy, Inc. 10,187 379,364
CMS Energy Corp. 4,670 327,974
Consolidated Edison, Inc. 5,416 565,918
Dominion Energy, Inc. 13,125 743,794
DTE Energy Co. 3,239 442,609
NiSource, Inc. 7,345 290,421
Public Service Enterprise
Group, Inc. 7,787 630,981
Sempra 9,901 778,119
WEC Energy Group, Inc. 4,966 533,547
5,101,464
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,275 153,176
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. 5,782 98,352
Chevron Corp. 26,122 3,570,877
ConocoPhillips 19,943 1,702,135
Coterra Energy, Inc. 11,511 279,832
Devon Energy Corp. 10,268 310,710
Diamondback Energy, Inc. 2,921 393,020
EOG Resources, Inc. 8,789 954,222
EQT Corp. 9,328 514,253
Expand Energy Corp. 3,287 381,719
Exxon Mobil Corp. 68,042 6,960,697
Hess Corp. 4,320 571,061
Kinder Morgan, Inc. 30,216 847,257
Marathon Petroleum Corp. 4,939 793,895
Occidental Petroleum Corp. 10,560 430,637
ONEOK, Inc. 9,698 783,986
Phillips 66 6,456 732,627
Targa Resources Corp. 3,409 538,383
Texas Pacific Land Corp. 295 328,639
Valero Energy Corp. 4,948 638,144
Williams Cos., Inc. (The) 19,054 1,152,957
21,983,403
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 10,029 485,303
Southwest Airlines Co. 9,261 309,132
United Airlines Holdings, Inc.* 5,141 408,427
1,202,862
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 3,660 245,000
Kenvue, Inc. 29,968 715,336
960,336
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. 31,717 1,531,297
Eli Lilly & Co. 12,317 9,085,881
Johnson & Johnson 37,634 5,841,173
Merck & Co., Inc. 39,541 3,038,331
Pfizer, Inc. 88,581 2,080,768

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Viatris, Inc. 18,656 $ 163,986
Zoetis, Inc., Class
a
A 6,999 1,180,241
22,921,677
Professional Services — 0.7%
Automatic Data Processing, Inc. 6,360 2,070,371
Broadridge Financial Solutions,
Inc. 1,829 444,136
Dayforce, Inc.* 2,485 146,814
Equifax, Inc. 1,938 512,000
Jacobs Solutions, Inc. 1,915 241,865
Leidos Holdings, Inc. 2,050 304,466
Paychex, Inc. 5,009 790,971
Paycom Software, Inc. 736 190,690
Verisk Analytics, Inc., Class
a
A 2,207 693,307
5,394,620
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 4,621 577,718
CoStar Group, Inc.* 6,588 484,613
1,062,331
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 2,221 459,236
Camden Property Trust, REIT 1,667 195,856
Equity Residential, REIT 5,341 374,618
Essex Property Trust, Inc., REIT 1,004 285,036
Invitation Homes, Inc., REIT 8,903 300,031
Mid-America Apartment
Communities, Inc., REIT 1,827 286,199
UDR, Inc., REIT 4,706 194,970
2,095,946
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 1,206 115,149
Kimco Realty Corp., REIT 10,621 225,802
Realty Income Corp., REIT 13,680 774,562
Regency Centers Corp., REIT 2,551 184,055
Simon Property Group, Inc.,
REIT 4,794 781,757
2,081,325
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.* 25,330 2,804,791
Analog Devices, Inc. 7,755 1,659,415
Applied Materials, Inc. 12,705 1,991,509
Broadcom, Inc. 73,275 17,737,679
Enphase Energy, Inc.* 2,071 85,719
First Solar, Inc.* 1,673 264,468
Intel Corp. 67,682 1,323,183
KLA Corp. 2,077 1,572,040
Lam Research Corp. 20,065 1,621,051
Microchip Technology, Inc. 8,408 488,000
Micron Technology, Inc. 17,416 1,645,115
Monolithic Power Systems, Inc. 747 494,439
NVIDIA Corp. 382,809 51,728,980
NXP Semiconductors NV 3,973 759,360
ON Semiconductor Corp.* 6,588 276,828
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 17,291 $ 2,510,653
Skyworks Solutions, Inc. 2,513 173,472
Teradyne, Inc. 2,546 200,116
Texas Instruments, Inc. 14,230 2,601,956
89,938,774
Software — 10.8%
Adobe, Inc.* 6,804 2,824,272
ANSYS, Inc.* 1,367 452,231
Autodesk, Inc.* 3,360 994,963
Cadence Design Systems, Inc.* 4,287 1,230,669
Crowdstrike Holdings, Inc.,
Class
a
A* 3,851 1,815,246
Fair Isaac Corp.* 382 659,439
Fortinet, Inc.* 9,944 1,012,100
Gen Digital, Inc. 8,476 241,396
Intuit, Inc. 4,376 3,297,185
Microsoft Corp. 116,203 53,495,213
Oracle Corp. 25,358 4,197,510
Palantir Technologies, Inc.,
Class
a
A* 32,041 4,222,363
Palo Alto Networks, Inc.* 10,350 1,991,547
PTC, Inc.* 1,881 316,610
Roper Technologies, Inc. 1,676 955,773
Salesforce, Inc. 14,959 3,969,670
ServiceNow, Inc.* 3,220 3,255,710
Synopsys, Inc.* 2,417 1,121,440
Tyler Technologies, Inc.* 669 386,006
Workday, Inc., Class
a
A* 3,345 828,590
87,267,933
Specialized REITs — 0.9%
American Tower Corp., REIT 7,304 1,567,804
Crown Castle, Inc., REIT 6,793 681,678
Digital Realty Trust, Inc., REIT 4,946 848,338
Equinix, Inc., REIT 1,521 1,351,895
Extra Space Storage, Inc., REIT 3,314 500,911
Iron Mountain, Inc., REIT 4,592 453,276
Public Storage, REIT 2,463 759,614
SBA Communications Corp.,
Class
a
A, REIT 1,681 389,807
VICI Properties, Inc., Class
a
A,
REIT 16,477 522,486
Weyerhaeuser Co., REIT 11,340 293,819
7,369,628
Specialty Retail — 1.8%
AutoZone, Inc.* 262 978,057
Best Buy Co., Inc. 3,041 201,557
CarMax, Inc.* 2,404 154,962
Home Depot, Inc. (The) 15,527 5,718,439
Lowe's Cos., Inc. 8,826 1,992,293
O'Reilly Automotive, Inc.* 898 1,228,015
Ross Stores, Inc. 5,158 722,584
TJX Cos., Inc. (The) 17,571 2,229,760
Tractor Supply Co. 8,347 403,995
Ulta Beauty, Inc.* 724 341,337
Williams-Sonoma, Inc. 1,924 311,226
14,282,225

See accompanying notes to the financial statements.
MAY 31, 2025 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. 234,842 $ 47,168,016
Dell Technologies, Inc., Class
a
C 4,879 542,886
Hewlett Packard Enterprise Co. 20,529 354,741
HP, Inc. 14,658 364,984
NetApp, Inc. 3,178 315,131
Seagate Technology Holdings
plc 3,310 390,382
Super Micro Computer, Inc.* 7,870 314,957
Western Digital Corp.* 5,437 280,277
49,731,374
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 2,373 250,399
Lululemon Athletica, Inc.* 1,752 554,806
NIKE, Inc., Class
a
B 18,465 1,118,794
Ralph Lauren Corp., Class
a
A 623 172,453
Tapestry, Inc. 3,236 254,188
2,350,640
Tobacco — 0.7%
Altria Group, Inc. 26,492 1,605,680
Philip Morris International, Inc. 24,304 4,389,059
5,994,739
Trading Companies & Distributors — 0.3%
Fastenal Co. 17,926 741,061
United Rentals, Inc. 1,021 723,256
WW Grainger, Inc. 693 753,679
2,217,996
Water Utilities — 0.1%
American Water Works Co., Inc. 3,047 435,630
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 7,496 1,815,531
Total Common Stocks
(Cost $745,990,436)
784,148,724
Principal
Amount
Short-Term Investments — 4.7%
Repurchase Agreements (c) — 4.7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $37,736,589
(Cost $37,723,561) $ 37,723,561
37,723,561
Total Investments — 101.4%
(Cost $783,713,997) 821,872,285
Liabilities in excess of other assets — (1.4%) (11,178,730)
Net Assets — 100.0% $ 810,693,555
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $249,561,850.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 52,785,819
Aggregate gross unrealized depreciation (49,289,721)
Net unrealized appreciation $ 3,496,098
Federal income tax cost $ 795,543,485

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 65 6/20/2025 U.S. Dollar $ 19,227,000 $ 1,130,973
Swap Agreements
a
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
116,841,888 11/6/2025 BNP Paribas N/A
S&P 500
®
Daily
Covered Call Index (3,196,211) — 3,179,400 (16,811)
686,794,080 12/11/2025
Goldman Sachs
International N/A
S&P 500
®
Daily
Covered Call Index (20,767,464) 20,754,113 13,351 —
803,635,968 (23,963,675)
Total Unrealized
Depreciation
(23,963,675)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
ION
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Broadline Retail — 0.9%
Wesfarmers Ltd. 448 $ 23,975
Chemicals — 18.8%
Albemarle Corp. 1,461 81,465
Chengxin Lithium Group Co.
Ltd., Class
a
A* 32,800 51,052
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 29,536 72,323
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 32,300 71,102
Sociedad Quimica y Minera de
Chile SA, ADR* 2,472 75,223
Tianqi Lithium Corp., Class
a
A 19,100 76,817
Zangge Mining Co. Ltd.,
Class
a
A 16,600 83,649
511,631
Construction & Engineering — 0.5%
Metallurgical Corp. of China
Ltd., Class
a
H 73,765 14,393
Electrical Equipment — 2.2%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 400 13,897
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 9,600 44,560
58,457
Metals & Mining — 75.8%
African Rainbow Minerals Ltd. 8,487 74,787
AMG Critical Materials NV 4,666 99,338
Aneka Tambang Tbk.* 618,042 117,993
Anglo American plc 1,456 43,256
BHP Group Ltd. 1,165 28,724
Boliden AB* 1,356 42,419
China Nonferrous Mining Corp.
Ltd. 74,065 54,407
CMOC Group Ltd., Class
a
H 67,019 53,676
Core Lithium Ltd.*(b) 605,089 35,104
Eramet SA(b) 1,286 75,638
First Quantum Minerals Ltd.* 4,439 65,759
Franco-Nevada Corp. 139 23,414
Glencore plc 9,363 35,752
IGO Ltd. 43,649 109,168
Impala Platinum Holdings Ltd.* 4,966 35,657
Jinchuan Group International
Resources Co. Ltd.‡ 1,057,129 86,284
KGHM Polska Miedz SA 544 17,862
Lundin Mining Corp. 7,945 75,204
Mineral Resources Ltd.* 7,339 104,975
MMG Ltd.* 6,962 2,584
Northam Platinum Holdings
Ltd.(b) 3,745 31,541
Pacific Metals Co. Ltd. 6,507 78,910
Pilbara Minerals Ltd.* 103,692 82,881
POSCO Holdings, Inc., ADR 130 5,941
Sayona Mining Ltd.*(b) 4,407,237 45,455
Sibanye Stillwater Ltd.* 32,716 49,886
Investments
Shares Value
Common Stocks (continued)
Sinomine Resource Group Co.
Ltd., Class
a
A* 21,300 $ 87,234
South32 Ltd. 32,725 64,338
Tibet Mineral Development Co.
Ltd., Class
a
A 35,400 89,831
Timah Tbk. PT* 1,047,128 76,172
Vale Indonesia Tbk. PT 724,281 156,061
Vale SA, Class
a
B, ADR 4,657 42,518
Valterra Platinum Ltd.(b) 1,402 54,943
Zijin Mining Group Co. Ltd.,
Class
a
H 4,919 10,978
2,058,690
Trading Companies & Distributors — 1.3%
Sojitz Corp. 183 4,537
Sumitomo Corp. 789 20,299
Toyota Tsusho Corp. 471 10,049
34,885
Total Common Stocks
(Cost $3,233,762)
2,702,031
Securities Lending Reinvestments (c) — 3 .8%
Investment Companies — 3 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $104,058) 104,058 104,058
Total Investments — 103.3%
(Cost $3,337,820) 2,806,089
Liabilities in excess of other assets — (3.3%) (88,412)
Net Assets — 100.0% $ 2,717,677
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $169,520, collateralized in the form of cash with a value of $104,058 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $76,888 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from June
5, 2025 – November 15, 2054. The total value of collateral is
$180,946.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $104,058.
(d) Rate shown is the 7-day yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt

See accompanying notes to the financial statements.
S&P GLOBAL CORE BATTERY METALS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
ION
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 269,396
Aggregate gross unrealized depreciation (847,380)
Net unrealized depreciation $ (577,984)
Federal income tax cost $ 3,384,073
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
China 29 .8%
Australia 18 .2%
Indonesia 12 .9%
South Africa 9 .1%
Canada 6 .0%
Japan 4 .2%
Netherlands 3 .6%
United States 3 .0%
United Kingdom 2 .9%
France 2 .8%
Chile 2 .8%
Brazil 1 .6%
Sweden 1 .6%
Poland 0 .7%
South Korea 0 .2%
Hong Kong 0 .1%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
CTEX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 3.0%
Tesla, Inc.* 125 $ 43,307
Building Products — 2.9%
Gibraltar Industries, Inc.* 701 41,065
Construction & Engineering — 7.0%
Arcosa, Inc. 679 58,577
Valmont Industries, Inc. 134 42,618
101,195
Diversified Consumer Services — 2.9%
ADT, Inc. 5,050 42,016
Electric Utilities — 1.3%
Genie Energy Ltd., Class
a
B 863 18,244
Electrical Equipment — 41.3%
American Superconductor
Corp.* 1,741 49,201
Array Technologies, Inc.* 7,738 51,071
Ballard Power Systems, Inc.* 42,700 55,083
Bloom Energy Corp., Class
a
A* 3,106 57,368
Eos Energy Enterprises, Inc.*(a) 9,573 39,824
Fluence Energy, Inc.*(a) 8,017 37,680
GE Vernova, Inc. 132 62,432
Generac Holdings, Inc.* 466 56,912
NEXTracker, Inc., Class
a
A* 1,006 57,030
Shoals Technologies Group,
Inc., Class
a
A* 12,404 58,547
Sunrun, Inc.* 5,143 38,521
T1 Energy, Inc.* 28,536 31,104
594,773
Electronic Equipment, Instruments & Components — 3.1%
Corning, Inc. 896 44,433
Energy Equipment & Services — 3.0%
Tenaris SA, ADR 1,290 43,150
Independent Power and Renewable Electricity Producers — 4.1%
Ormat Technologies, Inc. 803 59,687
Machinery — 5.7%
Cummins, Inc. 130 41,792
Hyster-Yale, Inc. 1,022 41,044
82,836
Semiconductors & Semiconductor Equipment — 25.5%
Applied Materials, Inc. 259 40,598
Canadian Solar, Inc.*(a) 5,430 57,178
Daqo New Energy Corp.,
ADR*(a) 4,156 55,525
Enphase Energy, Inc.* 1,210 50,082
First Solar, Inc.* 355 56,118
JinkoSolar Holding Co. Ltd.,
ADR(a) 3,107 56,175
Investments
Shares Value
Common Stocks (continued)
SolarEdge Technologies, Inc.* 2,874 $ 51,330
367,006
Total Common Stocks
(Cost $1,718,344)
1,437,712
Securities Lending Reinvestments (b) — 22 .8%
Investment Companies — 22 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $328,991) 328,991 328,991
Total Investments — 122.6%
(Cost $2,047,335) 1,766,703
Liabilities in excess of other assets — (22.6%) (325,683)
Net Assets — 100.0% $ 1,441,020
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $196,123, collateralized in the form of cash with a value of $328,991 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $328,991.
(c) Rate shown is the 7-day yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 184,587
Aggregate gross unrealized depreciation (522,484)
Net unrealized depreciation $ (337,897)
Federal income tax cost $ 2,104,600

See accompanying notes to the financial statements.
S&P KENSHO CLEANTECH ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 82 .1%
Canada 7 .8%
China 7 .7%
Norway 2 .2%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
MAKX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Electrical Equipment — 14.5%
Allient, Inc. 814 $ 24,746
Emerson Electric Co. 489 58,377
Rockwell Automation, Inc. 190 59,954
143,077
Electronic Equipment, Instruments & Components — 27.0%
Cognex Corp. 1,890 56,643
FARO Technologies, Inc.* 790 33,472
Ouster, Inc.* 6,501 79,507
Sanmina Corp.* 420 35,570
Zebra Technologies Corp.,
Class
a
A* 209 60,562
265,754
Machinery — 15.1%
3D Systems Corp.* 27,398 42,467
Dover Corp. 195 34,661
Flowserve Corp. 716 35,736
Stratasys Ltd.* 3,441 35,545
148,409
Metals & Mining — 3.3%
POSCO Holdings, Inc., ADR 719 32,858
Semiconductors & Semiconductor Equipment — 14.3%
Ambarella, Inc.* 655 34,479
Applied Materials, Inc. 215 33,701
ON Semiconductor Corp.* 862 36,221
Tower Semiconductor Ltd.* 929 36,640
141,041
Software — 14.3%
Autodesk, Inc.* 190 56,263
Materialise NV, ADR* 3,235 17,437
PTC, Inc.* 208 35,010
Synopsys, Inc.* 70 32,479
141,189
Trading Companies & Distributors — 3.6%
Applied Industrial Technologies,
Inc. 155 35,111
Wireless Telecommunication Services — 7.7%
SK Telecom Co. Ltd., ADR 1,983 40,731
Turkcell Iletisim Hizmetleri A/S,
ADR 5,848 35,556
76,287
Total Common Stocks
(Cost $966,033)
983,726
Total Investments — 99.8%
(Cost $966,033) 983,726
Other assets less liabilities — 0.2% 1,735
Net Assets — 100.0% $ 985,461
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 171,372
Aggregate gross unrealized depreciation (155,075)
Net unrealized appreciation $ 16,297
Federal income tax cost $ 967,429

See accompanying notes to the financial statements.
S&P KENSHO SMART FACTORIES ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 83 .2%
South Korea 7 .5%
Israel 3 .7%
Turkey 3 .6%
Belgium 1 .8%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2025 :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
REGL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 2.1%
Thor Industries, Inc. 453,133 $ 36,789,868
Banks — 13.7%
Bank OZK 780,936 34,618,893
Commerce Bancshares, Inc. 542,439 34,179,081
Cullen/Frost Bankers, Inc. 285,350 36,233,743
International Bancshares Corp. 533,515 33,414,045
Prosperity Bancshares, Inc. 486,881 33,911,262
UMB Financial Corp. 343,533 35,425,123
United Bankshares, Inc. 950,173 34,339,252
242,121,399
Building Products — 2.0%
Carlisle Cos., Inc. 91,025 34,605,885
Capital Markets — 4.5%
Evercore, Inc., Class
a
A 174,894 40,486,212
SEI Investments Co. 448,664 38,253,093
78,739,305
Chemicals — 3.5%
RPM International, Inc. 315,534 35,920,391
Westlake Corp. 354,234 25,161,241
61,081,632
Commercial Services & Supplies — 4.0%
MSA Safety, Inc. 219,256 35,732,150
RB Global, Inc.(a) 333,392 35,106,178
70,838,328
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. 71,922 31,484,575
Containers & Packaging — 5.9%
AptarGroup, Inc. 221,226 35,042,199
Silgan Holdings, Inc. 644,733 35,505,446
Sonoco Products Co. 722,374 32,896,912
103,444,557
Electric Utilities — 3.6%
OGE Energy Corp. 727,186 32,337,961
Portland General Electric Co. 756,059 32,056,902
64,394,863
Food Products — 3.3%
Flowers Foods, Inc. 1,790,730 30,263,337
Lancaster Colony Corp. 171,031 28,630,589
58,893,926
Gas Utilities — 9.3%
National Fuel Gas Co. 421,253 34,770,223
New Jersey Resources Corp. 664,215 30,480,826
ONE Gas, Inc. 416,751 31,156,305
Spire, Inc. 422,558 31,810,166
UGI Corp. 1,000,075 36,062,704
164,280,224
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 2.0%
Ryder System, Inc. 242,055 $ 35,613,552
Health Care Providers & Services — 4.0%
Chemed Corp. 55,943 32,158,274
Ensign Group, Inc. (The) 263,835 38,852,342
71,010,616
Insurance — 13.3%
American Financial Group, Inc. 254,942 31,607,709
Hanover Insurance Group, Inc.
(The) 200,985 35,369,340
Old Republic International
Corp. 862,588 32,605,826
Reinsurance Group of America,
Inc. 173,174 35,204,543
RenaissanceRe Holdings Ltd. 136,491 34,043,585
RLI Corp. 419,527 32,249,041
Unum Group 416,168 34,005,087
235,085,131
Leisure Products — 2.1%
Polaris, Inc. 962,458 37,747,602
Machinery — 8.1%
Donaldson Co., Inc. 513,040 35,681,932
Graco, Inc. 414,746 35,112,396
Lincoln Electric Holdings, Inc. 180,953 35,030,691
Toro Co. (The) 487,315 36,928,731
142,753,750
Metals & Mining — 1.8%
Royal Gold, Inc. 181,384 32,308,118
Multi-Utilities — 3.5%
Black Hills Corp. 540,291 31,590,815
Northwestern Energy Group,
Inc. 560,542 31,014,789
62,605,604
Oil, Gas & Consumable Fuels — 2.0%
DT Midstream, Inc. 337,933 35,395,102
Pharmaceuticals — 2.0%
Perrigo Co. plc 1,323,867 35,439,920
Residential REITs — 1.9%
Equity LifeStyle Properties, Inc.,
REIT 521,702 33,164,596
Retail REITs — 1.9%
NNN REIT, Inc. 796,509 33,262,216
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies,
Inc. 143,149 32,426,111

See accompanying notes to the financial statements.
S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
REGL
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 1.7%
Essential Utilities, Inc. 800,402 $ 30,839,489
Total Common Stocks
(Cost $1,640,574,345)
1,764,326,369
Securities Lending Reinvestments (b) — 2 .0%
Investment Companies — 2 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (c)
(Cost $34,996,533) 34,996,533 34,996,533
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,334,976
(Cost $2,334,170) $ 2,334,170
2,334,170
Total Investments — 101.9%
(Cost $1,677,905,048) 1,801,657,072
Liabilities in excess of other assets — (1.9%) (33,397,097)
Net Assets — 100.0% $ 1,768,259,975
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$34,360,232, collateralized in the form of cash with a value of
$34,996,533 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $34,996,533.
(c) Rate shown is the 7-day yield as of May 31, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 233,959,037
Aggregate gross unrealized depreciation (113,081,499)
Net unrealized appreciation $ 120,877,538
Federal income tax cost $ 1,680,779,534

MAY 31, 2025 :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
TDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 4.8%
Cisco Systems, Inc. 97,278 $ 6,132,405
Motorola Solutions, Inc. 12,828 5,328,495
11,460,900
Electronic Equipment, Instruments & Components — 19.5%
Amphenol Corp., Class
a
A 83,172 7,479,658
Avnet, Inc. 112,675 5,634,877
Badger Meter, Inc. 26,471 6,570,631
CDW Corp. 35,636 6,427,309
Cognex Corp. 225,160 6,748,045
Littelfuse, Inc. 33,877 6,946,818
TE Connectivity plc 41,052 6,571,194
46,378,532
Financial Services — 9.8%
Cass Information Systems, Inc. 134,103 5,672,557
Jack Henry & Associates, Inc. 31,349 5,679,499
Mastercard, Inc., Class
a
A 10,387 6,082,627
Visa, Inc., Class
a
A(a) 16,527 6,035,495
23,470,178
IT Services — 5.0%
Accenture plc, Class
a
A 18,942 6,001,204
International Business
Machines Corp. 22,391 5,800,613
11,801,817
Professional Services — 9.3%
Broadridge Financial Solutions,
Inc. 23,189 5,630,985
CSG Systems International, Inc. 89,538 5,914,880
Genpact Ltd. 113,303 4,877,694
SS&C Technologies Holdings,
Inc. 71,911 5,811,128
22,234,687
Semiconductors & Semiconductor Equipment — 33.3%
Analog Devices, Inc. 30,223 6,467,118
Applied Materials, Inc. 39,017 6,115,915
Broadcom, Inc. 31,824 7,703,636
KLA Corp. 8,518 6,447,104
Lam Research Corp. 84,772 6,848,730
Microchip Technology, Inc. 134,137 7,785,310
Monolithic Power Systems, Inc. 10,406 6,887,731
Power Integrations, Inc. 114,333 5,685,780
QUALCOMM, Inc. 38,845 5,640,294
Skyworks Solutions, Inc. 93,148 6,430,006
Texas Instruments, Inc. 36,317 6,640,563
Universal Display Corp. 46,485 6,663,625
79,315,812
Software — 13.5%
Dolby Laboratories, Inc.,
Class
a
A 74,840 5,557,618
Intuit, Inc. 9,298 7,005,764
Microsoft Corp. 14,728 6,780,182
Oracle Corp. 43,063 7,128,218
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 9,806 $ 5,592,068
32,063,850
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc. 27,384 5,500,076
HP, Inc. 222,695 5,545,106
11,045,182
Total Common Stocks
(Cost $207,040,464)
237,770,958
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $216,281
(Cost $216,207) $ 216,207
216,207
Total Investments — 99.9%
(Cost $207,256,671) 237,987,165
Other assets less liabilities — 0.1% 254,446
Net Assets — 100.0% $ 238,241,611
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$67,195, collateralized in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from June 15, 2025 – May 15, 2054. The total value of collateral is $68,020.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 45,321,988
Aggregate gross unrealized depreciation (14,796,943)
Net unrealized appreciation $ 30,525,045
Federal income tax cost $ 207,462,120

SMART MATERIALS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
TINT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .2%
Aerospace & Defense — 4.5%
Hexcel Corp. 1,224 $ 64,737
Chemicals — 50.6%
Akzo Nobel NV 962 65,494
Arkema SA 821 58,636
Axalta Coating Systems Ltd.* 1,935 59,598
Cabot Corp. 778 58,109
Chemours Co. (The) 3,059 30,988
Hansol Chemical Co. Ltd. 232 22,364
Ingevity Corp.* 746 30,862
LG Chem Ltd. 394 56,343
OCI Co. Ltd. 183 7,335
OCI Holdings Co. Ltd. 385 19,784
PPG Industries, Inc. 600 66,480
RPM International, Inc. 590 67,165
Sika AG (Registered) 249 66,471
Solvay SA 1,646 53,938
Syensqo SA 899 68,902
732,469
Electrical Equipment — 5.6%
Mersen SA 500 11,610
NIDEC Corp. 3,532 68,973
80,583
Electronic Equipment, Instruments & Components — 9.2%
Corning, Inc. 1,394 69,129
LG Display Co. Ltd.* 10,234 63,865
132,994
Industrial Conglomerates — 4.6%
3M Co. 448 66,461
Metals & Mining — 2.4%
Constellium SE, Class
a
A* 2,925 35,510
Pharmaceuticals — 3.9%
Merck & Co., Inc. 744 57,169
Semiconductors & Semiconductor Equipment — 18.4%
Applied Materials, Inc. 406 63,641
Duk San Neolux Co. Ltd.* 508 13,715
Innox Advanced Materials Co.
Ltd. 414 6,781
Jusung Engineering Co. Ltd. 967 22,008
LX Semicon Co. Ltd. 333 14,530
NVIDIA Corp. 555 74,997
Universal Display Corp. 487 69,811
265,483
Total Common Stocks
(Cost $1,623,988)
1,435,406
Total Investments — 99.2%
(Cost $1,623,988) 1,435,406
Other assets less liabilities — 0.8% 10,896
Net Assets — 100.0% $ 1,446,302
* Non-income producing security.
Abbreviations
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 89,873
Aggregate gross unrealized depreciation (345,228)
Net unrealized depreciation $ (255,355)
Federal income tax cost $ 1,690,761

See accompanying notes to the financial statements.
MAY 31, 2025 :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 53 .9%
South Korea 15 .7%
Belgium 8 .5%
France 7 .3%
Japan 4 .7%
Switzerland 4 .6%
Netherlands 4 .5%
Other
a
0 .8%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
SUPL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99.0%
Air Freight & Logistics — 27.2%
CH Robinson Worldwide, Inc. 267 $ 25,624
Deutsche Post AG 1,192 53,286
Expeditors International of
Washington, Inc. 318 35,848
FedEx Corp. 160 34,896
GXO Logistics, Inc.* 266 10,943
InPost SA* 508 8,352
J&T Global Express Ltd.* 11,858 10,329
JD Logistics, Inc.*(a) 5,304 8,415
Mainfreight Ltd. 187 7,855
Nippon Express Holdings, Inc. 450 8,374
United Parcel Service, Inc.,
Class
a
B 358 34,919
ZTO Express Cayman, Inc. 982 17,320
256,161
Commercial Services & Supplies — 5.0%
Brambles Ltd. 3,160 47,237
Ground Transportation — 43.8%
Aurizon Holdings Ltd. 3,961 7,532
Canadian National Railway Co. 419 44,045
Canadian Pacific Kansas City
Ltd. 594 48,516
CSX Corp. 1,301 41,099
Full Truck Alliance Co. Ltd.,
ADR 1,981 23,039
JB Hunt Transport Services,
Inc. 184 25,548
Knight-Swift Transportation
Holdings, Inc., Class
a
A 359 15,911
Landstar System, Inc. 80 10,978
Norfolk Southern Corp. 172 42,505
Old Dominion Freight Line, Inc. 221 35,397
Rumo SA* 2,776 9,134
RXO, Inc.* 359 5,575
Saia, Inc.* 61 16,129
TFI International, Inc. 181 15,628
Union Pacific Corp. 192 42,559
XPO, Inc.* 261 29,710
413,305
Hotels, Restaurants & Leisure — 5.3%
Amadeus IT Group SA 605 50,408
Marine Transportation — 17.7%
AP Moller - Maersk A/S,
Class
a
B(b) 5 9,045
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 6,422 11,089
Evergreen Marine Corp. Taiwan
Ltd. 4,538 37,024
HMM Co. Ltd. 1,261 19,467
Kawasaki Kisen Kaisha Ltd.(b) 1,272 19,244
Kuehne + Nagel International
AG (Registered) 108 24,284
Matson, Inc. 74 8,351
Investments
Shares Value
Common Stocks (continued)
SITC International Holdings
Co. Ltd. 2,905 $ 9,281
Wan Hai Lines Ltd. 3,931 14,166
Yang Ming Marine Transport
Corp. 5,390 14,317
166,268
Total Common Stocks
(Cost $903,061)
933,379
Total Investments — 99.0%
(Cost $903,061) 933,379
Other assets less liabilities — 1.0% 10,018
Net Assets — 100.0% $ 943,397
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$28,289, collateralized in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.88%, and
maturity dates ranging from June 30, 2025 – August 15, 2054.
The total value of collateral is $29,876.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 97,230
Aggregate gross unrealized depreciation (87,082)
Net unrealized appreciation $ 10,148
Federal income tax cost $ 923,231

See accompanying notes to the financial statements.
MAY 31, 2025 :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of May 31, 2025:
United States 46.5%
Canada 11.5%
Taiwan 6.9%
Australia 5.8%
Germany 5.6%
Spain 5.3%
China 5.1%
Japan 2.9%
Switzerland 2.6%
South Korea 2.1%
Brazil 1.0%
Denmark 1.0%
Hong Kong 0.9%
Netherlands 0.9%
New Zealand 0.8%
Other
a
1.1%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

158 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 159
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,737,683 $ 2,531,888 $ 153,618,596 $ 9,222,519 $ 14,387,775
Securities, at value
(a)
6,771,419 — 156,422,359 9,767,309 14,499,374
Repurchase Agreements, at value
— 2,531,888 489,420 5,996 101,159
Cash 11,678 — 31,291 — 219
Foreign cash
(b)
1,306 — 18,504 — 4,991
Segregated cash balances with
custodian for swap agreements — 390,671 — — —
Dividends and interest receivable — 576 732,402 25,152 11,540
Receivable for security lending income 1 — 13,447 — 1,060
Receivable for investments sold — — — — 6
Receivable from Advisor — — — — 3,770
Reclaims receivable — — 58,772 — 21,150
Unrealized appreciation on non-
exchange traded swap agreements — 419 — — —
Prepaid expenses — — — — 80
Total Assets
6,784,404 2,923,554 157,766,195 9,798,457 14,643,349
LIABILITIES:
Payable for investments purchased — — — — 26,220
Payable for cash collateral received
from securities loaned — — 9,315,941 — 1,028,688
Payable to Advisor 3,219 1,744 58,882 3,117 —
Custodian fees payable — — — — 1,111
Administration fees payable — — — — 13,312
Trustee fees payable 48 28 1,081 90 101
Compliance services fees payable 13 8 274 27 24
Listing, Data and related fees payable — — — — 12,946
Professional fees payable — — — — 20,962
Unrealized depreciation on non-
exchange traded swap agreements — 120,651 — — —
Other liabilities — — — — 1,444
Total Liabilities
3,280 122,431 9,376,178 3,234 1,104,808
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,781,124 $ 2,801,123 $ 148,390,017 $ 9,795,223 $ 13,538,541
NET ASSETS CONSIST OF:
Paid in Capital $ 5,950,981 $ 35,725,702 $ 141,762,450 $ 18,711,757 $ 20,623,892
Distributable earnings (loss) 830,143 (32,924,579) 6,627,567 (8,916,534) (7,085,351)
NET ASSETS
$ 6,781,124 $ 2,801,123 $ 148,390,017 $ 9,795,223 $ 13,538,541
Shares (unlimited number of shares
authorized, no par value) 150,001 220,001 2,730,001 170,001 490,001
Net Asset Value $ 45.21 $ 12.73 $ 54.36 $ 57.62 $ 27.63
(a) Includes securities on loan valued at: $ — $ — $ 9,276,559 $ — $ 1,008,824
(b) Cost of foreign cash: $ 1,295 $ — $ 17,745 $ — $ 4,948

160 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
ETF
(b)
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 22,466,681 $ 168,885,299 $ 24,964,639 $ 255,884,240 $ 49,556,360
Securities, at value
(a)
19,608,377 160,296,000 3,998,596 251,124,928 —
Repurchase Agreements, at value
3,744,291 8,178,952 20,966,499 2,900,216 49,556,360
Cash 166 42,984 — — 4,308,645
Segregated cash balances with
brokers for futures contracts 108,460 1,778,670 — 7,204,735 6,758,929
Segregated cash balances with
custodian for swap agreements 442,295 — 1,323,000 — —
Dividends and interest receivable 3,273 2,736,012 4,770 3,402,800 19,292
Receivable for security lending income — 2,140 — 42 —
Receivable for investments sold 4,307 730,780 — — —
Receivable from Advisor 24,239 — 2,993 — —
Receivable for variation margin on
futures contracts 7,255 — — 20,255 —
Unrealized appreciation on non-
exchange traded swap agreements 599,057 — 860,825 — —
Prepaid expenses 4,952 — 4,951 — —
Total Assets
24,546,672 173,765,538 27,161,634 264,652,976 60,643,226
LIABILITIES:
Payable for investments purchased 942 3,314,124 — — —
Payable for cash collateral received
from securities loaned 44 3,045,463 — 67,155 —
Payable to Advisor — 69,927 — 64,611 33,281
Custodian fees payable 29,586 — 209 — —
Administration fees payable 13,628 — 7,555 — —
Trustee fees payable 192 1,292 169 2,051 535
Compliance services fees payable 54 311 45 518 177
Listing, Data and related fees payable 12,124 — 8,862 — —
Professional fees payable 25,734 — 16,747 — —
Payable for variation margin on futures
contracts — 84,516 — 2,969 505,944
Unrealized depreciation on non-
exchange traded swap agreements 44,214 — 941,825 — —
Other liabilities 1,394 — 1,233 — —
Total Liabilities
127,912 6,515,633 976,645 137,304 539,937
Commitments and contingencies
(Note 4)
NET ASSETS
$ 24,418,760 $ 167,249,905 $ 26,184,989 $ 264,515,672 $ 60,103,289
NET ASSETS CONSIST OF:
Paid in Capital $ 24,238,667 $ 204,853,265 $ 32,915,307 $ 296,446,974 $ (6,412,434)
Distributable earnings (loss) 180,093 (37,603,360) (6,730,318) (31,931,302) 66,515,723
NET ASSETS
$ 24,418,760 $ 167,249,905 $ 26,184,989 $ 264,515,672 $ 60,103,289
Shares (unlimited number of shares
authorized, no par value) 495,000 2,600,001 790,001 3,400,001 1,584,034
Net Asset Value $ 49.33 $ 64.33 $ 33.15 $ 77.80 $ 37.94
(a) Includes securities on loan valued at: $ — $ 2,983,076 $ — $ 1,760,495 $ —
(b) Consolidated Statement of Assets and Liabilities.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 161
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online/Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 344,162,679 $ 7,645,476 $ 10,725,204 $ 5,249,526 $ 63,525,869
Securities, at value
(a)
401,743,183 7,653,673 7,699,691 5,616,319 71,160,476
Repurchase Agreements, at value
24,547,540 832,643 3,089,855 — 332,267
Cash — — — 17,035 —
Foreign cash
(b)
— — 2,634 — 24,520
Segregated cash balances with
custodian for swap agreements — 397,365 147,872 — —
Dividends and interest receivable 520,289 3,608 703 2,169 413,296
Receivable for security lending income 7 60 37 3,645 285
Receivable for investments sold 6,006,559 721,138 — — 3,232,516
Receivable from Advisor — — 6,163 — —
Reclaims receivable — — 1,374 98 614,176
Unrealized appreciation on non-
exchange traded swap agreements 8,946,385 78,982 173 — —
Unrealized appreciation on forward
foreign currency contracts — — 9,191 — —
Prepaid expenses — — 61 — —
Total Assets
441,763,963 9,687,469 10,957,754 5,639,266 75,777,536
LIABILITIES:
Cash overdraft — — 224 — —
Payable for investments purchased — 419,702 — — 3,434,304
Payable for capital shares redeemed 6,062,441 — — — —
Payable for cash collateral received
from securities loaned — 342,805 317,331 203,551 1,865,012
Payable to Advisor 166,375 4,646 — 2,610 29,433
Custodian fees payable — — 465 — —
Administration fees payable — — 13,312 — —
Trustee fees payable 3,440 66 84 43 518
Compliance services fees payable 924 18 22 11 144
Listing, Data and related fees payable — — 5,397 — —
Professional fees payable — — 16,688 — —
Unrealized depreciation on non-
exchange traded swap agreements 7,794,720 239,353 39,790 — —
Unrealized depreciation on
forward  foreign currency contracts — — 64,368 — —
Other liabilities — — 767 — —
Total Liabilities
14,027,900 1,006,590 458,448 206,215 5,329,411
Commitments and contingencies
(Note 4)
NET ASSETS
$ 427,736,063 $ 8,680,879 $ 10,499,306 $ 5,433,051 $ 70,448,125
NET ASSETS CONSIST OF:
Paid in Capital $ 293,809,556 $ 73,699,636 $ 9,707,418 $ 5,638,029 $ 71,636,895
Distributable earnings (loss) 133,926,507 (65,018,757) 791,888 (204,978) (1,188,770)
NET ASSETS
$ 427,736,063 $ 8,680,879 $ 10,499,306 $ 5,433,051 $ 70,448,125
Shares (unlimited number of shares
authorized, no par value) 6,350,000 175,001 250,001 110,001 1,660,001
Net Asset Value $ 67.36 $ 49.60 $ 42.00 $ 49.39 $ 42.44
(a) Includes securities on loan valued at: $ — $ 290,232 $ 301,918 $ 182,883 $ 1,671,395
(b) Cost of foreign cash: $ — $ — $ 2,558 $ — $ 24,190

162 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 7,967,030 $ 7,874,079 $ 6,943,612 $ 4,636,926 $ 8,917,668
Securities, at value
(a)
7,912,285 8,385,423 8,432,103 4,045,073 10,919,361
Repurchase Agreements, at value
190,635 66,815 21,022 — 6,990
Cash — — 1,210 11,999 3,398
Foreign cash
(b)
2,066 15,236 7,367 436 —
Cash segregated as collateral — 597,686 — — —
Dividends and interest receivable 17,006 32,815 4,368 9,020 11,535
Receivable for security lending income 19 20 13 193 —
Receivable for investments sold 238,776 418,071 1,499,201 — —
Receivable for capital shares issued — 519,832 — — —
Reclaims receivable — 75,965 20,410 — —
Total Assets
8,360,787 10,111,863 9,985,694 4,066,721 10,941,284
LIABILITIES:
Collateral upon receipt of securities
in-kind — 597,686 — — —
Payable for investments purchased 359,692 1,002,689 1,503,904 — —
Payable for cash collateral received
from securities loaned 76,430 194,910 33,567 150,475 —
Payable to Advisor 3,995 3,389 3,181 1,980 5,389
Trustee fees payable 60 51 63 39 87
Compliance services fees payable 17 14 17 12 24
Other liabilities 38,661
(c)
— 490
(d)
— —
Total Liabilities
478,855 1,798,739 1,541,222 152,506 5,500
Commitments and contingencies
(Note 4)
NET ASSETS
$ 7,881,932 $ 8,313,124 $ 8,444,472 $ 3,914,215 $ 10,935,784
NET ASSETS CONSIST OF:
Paid in Capital $ 14,341,014 $ 9,119,650 $ 13,934,205 $ 4,656,419 $ 15,258,860
Distributable earnings (loss) (6,459,082) (806,526) (5,489,733) (742,204) (4,323,076)
NET ASSETS
$ 7,881,932 $ 8,313,124 $ 8,444,472 $ 3,914,215 $ 10,935,784
Shares (unlimited number of shares
authorized, no par value) 175,001 155,001 175,001 100,001 250,001
Net Asset Value $ 45.04 $ 53.63 $ 48.25 $ 39.14 $ 43.74
(a) Includes securities on loan valued at: $ 71,815 $ 176,647 $ 41,318 $ 173,562 $ —
(b) Cost of foreign cash: $ 2,036 $ 15,072 $ 7,257 $ 422 $ —
(c) Includes payable for deferred India capital gains tax of $38,661.
(d) Includes payable for deferred India capital gains tax of $490.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 163
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100 High
Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 143,420,877 $ 1,844,651 $ 71,887,517 $ 57,733,448 $ 626,984,221
Securities, at value
(a)
145,964,245 2,025,837 79,536,198 61,873,751 652,688,013
Repurchase Agreements, at value
8,018,499 — 78,828 106,396 447,945
Cash 5,925 523 — — —
Foreign cash
(b)
— 100 — 7,842 —
Segregated cash balances with
brokers for futures contracts 313,290 — — — —
Dividends and interest receivable 78,963 1,143 34,199 49,129 1,021,772
Receivable for security lending income 6 19 577 19 14,775
Receivable for investments sold 1,601,900 — 6,326,954 — —
Reclaims receivable — — — 227,978 —
Total Assets
155,982,828 2,027,622 85,976,756 62,265,115 654,172,505
LIABILITIES:
Payable for investments purchased — — 6,333,535 — —
Payable for cash collateral received
from securities loaned 157,162 107,340 3,409,569 37,052 5,928,490
Payable to Advisor 64,268 923 36,142 25,193 219,648
Trustee fees payable 778 12 555 455 5,241
Compliance services fees payable 148 2 170 130 1,414
Payable for variation margin on futures
contracts 4,539 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 4,468,681 — — — —
Other liabilities — — — 184
(c)
—
Total Liabilities
4,695,576 108,277 9,779,971 63,014 6,154,793
Commitments and contingencies
(Note 4)
NET ASSETS
$ 151,287,252 $ 1,919,345 $ 76,196,785 $ 62,202,101 $ 648,017,712
NET ASSETS CONSIST OF:
Paid in Capital $ 157,205,833 $ 2,448,803 $ 423,015,492 $ 138,604,320 $ 704,259,577
Distributable earnings (loss) (5,918,581) (529,458) (346,818,707) (76,402,219) (56,241,865)
NET ASSETS
$ 151,287,252 $ 1,919,345 $ 76,196,785 $ 62,202,101 $ 648,017,712
Shares (unlimited number of shares
authorized, no par value) 3,910,001 50,001 1,580,001 1,050,001 10,070,001
Net Asset Value $ 38.69 $ 38.39 $ 48.23 $ 59.24 $ 64.35
(a) Includes securities on loan valued at: $ 148,203 $ 101,355 $ 3,021,953 $ 37,987 $ 5,597,978
(b) Cost of foreign cash: $ — $ 92 $ — $ 7,742 $ —
(c) Includes payable for deferred Thailand capital gains tax of $184.

164 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000 High
Income ETF
Russell U.S.
Dividend Growers
ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 48,621,837 $ 4,425,770 $ 10,230,570,204 $ 47,347,312 $ 45,010,946
Securities, at value
(a)
42,090,374 4,237,248 11,452,949,981 63,728,425 59,614,010
Repurchase Agreements, at value
2,977,921 2,603 3,921,715 44,175 102,583
Cash 2,129 — 950 1,191 1,293
Segregated cash balances with
brokers for futures contracts 347,220 — — — —
Segregated cash balances with
custodian for swap agreements 936,869 — — — —
Dividends and interest receivable 30,199 10,067 23,025,771 57,065 65,328
Receivable for security lending income 1,867 — 155 4 1
Receivable for investments sold 444,757 — — 186 207
Total Assets
46,831,336 4,249,918 11,479,898,572 63,831,046 59,783,422
LIABILITIES:
Payable for investments purchased 14,121 — — — —
Payable for cash collateral received
from securities loaned 973,830 — 22,250 — —
Payable to Advisor 20,912 1,315 3,394,335 4,625 4,345
Trustee fees payable 330 39 89,659 471 450
Compliance services fees payable 57 13 24,117 117 121
Payable for variation margin on futures
contracts 16,579 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 702,894 — — — —
Total Liabilities
1,728,723 1,367 3,530,361 5,213 4,916
Commitments and contingencies
(Note 4)
NET ASSETS
$ 45,102,613 $ 4,248,551 $ 11,476,368,211 $ 63,825,833 $ 59,778,506
NET ASSETS CONSIST OF:
Paid in Capital $ 54,100,382 $ 4,936,486 $ 10,276,192,049 $ 47,695,139 $ 40,335,792
Distributable earnings (loss) (8,997,769) (687,935) 1,200,176,162 16,130,694 19,442,714
NET ASSETS
$ 45,102,613 $ 4,248,551 $ 11,476,368,211 $ 63,825,833 $ 59,778,506
Shares (unlimited number of shares
authorized, no par value) 1,300,001 90,001 114,350,001 1,000,002 950,002
Net Asset Value $ 34.69 $ 47.21 $ 100.36 $ 63.83 $ 62.92
(a) Includes securities on loan valued at: $ 1,069,459 $ — $ 21,640 $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 165
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Health
Care ETF
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 21,990,387 $ 204,004,382 $ 783,713,997 $ 3,337,820 $ 2,047,335
Securities, at value
(a)
29,580,115 206,921,451 784,148,724 2,806,089 1,766,703
Repurchase Agreements, at value
42,507 155,536 37,723,561 — —
Cash 593 5,486 12,447 4,067 5,042
Foreign cash
(b)
— — — 528 —
Segregated cash balances with
brokers for futures contracts — — 3,126,897 — —
Segregated cash balances with
custodian for swap agreements — — 3,192,751 — —
Dividends and interest receivable 28,826 264,216 829,582 11,075 930
Receivable for security lending income 1 3 17 542 960
Receivable for investments sold 83 930 6,004,049 — 241,590
Reclaims receivable — — — 778 —
Total Assets
29,652,125 207,347,622 835,038,028 2,823,079 2,015,225
LIABILITIES:
Payable for investments purchased — — — — 244,479
Payable for cash collateral received
from securities loaned — — — 104,058 328,991
Payable to Advisor 2,128 15,108 362,740 1,319 711
Trustee fees payable 202 1,417 5,003 20 18
Compliance services fees payable 49 253 881 5 6
Payable for variation margin on futures
contracts — — 12,174 — —
Unrealized depreciation on non-
exchange traded swap agreements — — 23,963,675 — —
Total Liabilities
2,379 16,778 24,344,473 105,402 574,205
Commitments and contingencies
(Note 4)
NET ASSETS
$ 29,649,746 $ 207,330,844 $ 810,693,555 $ 2,717,677 $ 1,441,020
NET ASSETS CONSIST OF:
Paid in Capital $ 22,106,241 $ 196,808,789 $ 867,688,650 $ 3,697,979 $ 5,803,718
Distributable earnings (loss) 7,543,505 10,522,055 (56,995,095) (980,302) (4,362,698)
NET ASSETS
$ 29,649,746 $ 207,330,844 $ 810,693,555 $ 2,717,677 $ 1,441,020
Shares (unlimited number of shares
authorized, no par value) 460,002 2,220,001 19,990,001 100,001 75,001
Net Asset Value $ 64.46 $ 93.39 $ 40.55 $ 27.18 $ 19.21
(a) Includes securities on loan valued at: $ — $ — $ — $ 169,520 $ 196,123
(b) Cost of foreign cash: $ — $ — $ — $ 512 $ —

166 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Kensho Smart
Factories ETF
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 966,033 $ 1,677,905,048 $ 207,256,671 $ 1,623,988 $ 903,061
Securities, at value
(a)
983,726 1,799,322,902 237,770,958 1,435,406 933,379
Repurchase Agreements, at value
— 2,334,170 216,207 — —
Cash 611 — — 3,735 3,635
Foreign cash
(b)
— — — 3,122 320
Dividends and interest receivable 1,552 2,809,026 346,796 5,336 2,260
Receivable for security lending income 56 2,312 186 — 6
Receivable for investments sold — 31,901,915 — 1,693 134
Reclaims receivable — — — 1,561 5,920
Total Assets
985,945 1,836,370,325 238,334,147 1,450,853 945,654
LIABILITIES:
Payable for investments purchased — 32,505,098 — 3,837 1,794
Payable for cash collateral received
from securities loaned — 34,996,533 — — —
Payable to Advisor 475 593,049 90,152 700 453
Trustee fees payable 7 12,460 1,864 11 8
Compliance services fees payable 2 3,210 520 3 2
Total Liabilities
484 68,110,350 92,536 4,551 2,257
Commitments and contingencies
(Note 4)
NET ASSETS
$ 985,461 $ 1,768,259,975 $ 238,241,611 $ 1,446,302 $ 943,397
NET ASSETS CONSIST OF:
Paid in Capital $ 1,481,985 $ 1,557,931,195 $ 198,534,762 $ 2,112,472 $ 1,101,139
Distributable earnings (loss) (496,524) 210,328,780 39,706,849 (666,170) (157,742)
NET ASSETS
$ 985,461 $ 1,768,259,975 $ 238,241,611 $ 1,446,302 $ 943,397
Shares (unlimited number of shares
authorized, no par value) 25,001 21,820,001 3,070,001 50,001 25,001
Net Asset Value $ 39.42 $ 81.04 $ 77.60 $ 28.93 $ 37.73
(a) Includes securities on loan valued at: $ — $ 34,360,232 $ 67,195 $ — $ 28,289
(b) Cost of foreign cash: $ — $ — $ — $ 3,102 $ 309

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 167
PROSHARES TRUST
STATEMENTS OF OPERATIONS

168 :: FOR THE PERIODS ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 6,955 $ — $ 5,269,387 $ 308,343 $ 809,618
Income from non-cash dividends — — — — 87,780
Interest — 218,805 22,948 1,237 4,860
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 3,259 — 45,187 5 21,586
Foreign withholding tax on income (520) — (355,588) — (11,288)
Total Investment Income
9,694 218,805 4,981,934 309,585 912,556
EXPENSES:
Advisory fees (Note 4) 36,051 25,187 614,079 46,464 60,823
Management Services fees (Note 4) — — — — 12,165
Professional fees — — — — 21,114
Administration fees (Note 5) — — — — 80,181
Custodian fees (Note 6) — — — — 10,123
Printing and Shareholder reports — — — — 3,125
Listing, Data and related fees (Note 7) — — — — 36,318
Trustees fees and expenses (Note 8) 123 79 2,737 263 239
Compliance services fees (Note 4) 36 18 761 61 63
Other fees — — — — 5,501
Total Gross Expenses before fees waived and/or
reimbursed
36,210 25,284 617,577 46,788 229,652
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (156,665)
Total Net Expenses
36,210 25,284 617,577 46,788 72,987
Net Investment Income (Loss)
(26,516) 193,521 4,364,357 262,797 839,569
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 846,613 — (1,093,496) (1,009,888) (466,917)
Expiration or closing of non-exchange traded swap
agreements — (1,716,480) — — —
In-kind redemptions of investments 503,340 — 14,724,213 575,217 —
Foreign currency transactions (97) — 2,945 — 465
Net realized gain (loss)
1,349,856 (1,716,480) 13,633,662 (434,671) (466,452)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 470,593 — 9,648,835 40,217 221,258
Non-exchange traded swap agreements — 1,554,192 — — —
Foreign currency translations 22 — 6,156 — 1,412
Change in net unrealized appreciation/depreciation
470,615 1,554,192 9,654,991 40,217 222,670
Net realized and unrealized gain (loss)
1,820,471 (162,288) 23,288,653 (394,454) (243,782)
Change in Net Assets Resulting from Operations
$ 1,793,955 $ 31,233 $ 27,653,010 $ (131,657) $ 595,787

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2025 :: 169
PROSHARES TRUST
See accompanying notes to the financial statements
A
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil ETF
(a)
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 52,751 $ — $ — $ — $ —
Interest 1,021,403 11,365,577 1,027,714 14,058,611 3,496,541
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 2 34,680 — 5,711 —
Foreign withholding tax on income (198) — — — —
Total Investment Income
1,073,958 11,400,257 1,027,714 14,064,322 3,496,541
EXPENSES:
Advisory fees (Note 4) 199,799 773,441 122,093 769,213 561,795
Management Services fees (Note 4) 26,640 — 22,199 — —
Professional fees 26,942 — 19,041 — —
Administration fees (Note 5) 82,081 — 45,668 — —
Custodian fees (Note 6) 168,849 — 1,188 — —
Printing and Shareholder reports 3,740 — 2,750 — —
Listing, Data and related fees (Note 7) 88,087 — 29,426 — —
Trustees fees and expenses (Note 8) 531 3,053 439 5,116 1,736
Compliance services fees (Note 4) 151 828 105 1,390 578
Futures Commission Merchant fees — — — — 35,868
Other fees 5,363 — 5,227 — —
Total Gross Expenses before fees waived and/or
reimbursed
602,183 777,322 248,136 775,719 599,977
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (349,106) — (181,539) — —
Total Net Expenses
253,077 777,322 66,597 775,719 599,977
Net Investment Income (Loss)
820,881 10,622,935 961,117 13,288,603 2,896,564
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 501,550 (2,948,026) — (736,832) —
Expiration or closing of futures contracts (122,540) (2,015,218) — (981,187) (8,649,353)
Expiration or closing of non-exchange traded swap
agreements (585,022) — (1,766,284) — —
In-kind redemptions of investments — 132,434 — 2,948,521 —
Net realized gain (loss)
(206,012) (4,830,810) (1,766,284) 1,230,502 (8,649,353)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (298,414) 3,795,647 (969) (816,636) —
Futures contracts (168,983) (5,616) — 61,690 (3,787,661)
Non-exchange traded swap agreements 771,989 — 1,518,655 — —
Change in net unrealized appreciation/depreciation
304,592 3,790,031 1,517,686 (754,946) (3,787,661)
Net realized and unrealized gain (loss)
98,580 (1,040,779) (248,598) 475,556 (12,437,014)
Change in Net Assets Resulting from Operations
$ 919,461 $ 9,582,156 $ 712,519 $ 13,764,159 $ (9,540,450)
(a) Consolidated Statement of Operations.

170 :: FOR THE PERIODS ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online/
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 6,564,735 $ 53,749 $ 105,410 $ 48,276 $ 1,949,411
Interest 643,637 28,879 66,187 — 9,321
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 431 4,999 24,796 33,794 4,707
Foreign withholding tax on income — — (1,827) (929) (144,497)
Total Investment Income
7,208,803 87,627 194,566 81,141 1,818,942
EXPENSES:
Advisory fees (Note 4) 2,056,235 59,188 79,909 32,036 356,082
Management Services fees (Note 4) — — 10,654 — —
Professional fees — — 19,002 — —
Administration fees (Note 5) — — 80,181 — —
Custodian fees (Note 6) — — 2,451 — —
Printing and Shareholder reports — — 1,479 — —
Listing, Data and related fees (Note 7) — — 36,221 — —
Trustees fees and expenses (Note 8) 9,060 184 210 110 1,432
Compliance services fees (Note 4) 2,594 53 47 31 425
Excise tax — — — 38 —
Other fees — — 5,158 — —
Total Gross Expenses before fees waived and/or
reimbursed
2,067,889 59,425 235,312 32,215 357,939
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (155,404) — —
Total Net Expenses
2,067,889 59,425 79,908 32,215 357,939
Net Investment Income (Loss)
5,140,914 28,202 114,658 48,926 1,461,003
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 16,985,212 26,901 838,070 (6,631) 249,388
Expiration or closing of non-exchange traded swap
agreements 7,342,378 (1,320,913) (14,046) — —
In-kind redemptions of investments 39,529,041 1,016,794 23,727 352,133 1,882,724
Foreign currency transactions — — 8,767 — (6,410)
Settlement of forward foreign currency contracts — — 17,297 — —
Net realized gain (loss)
63,856,631 (277,218) 873,815 345,502 2,125,702
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (11,781,869) 390,107 (201,104) 548,850 5,211,327
Non-exchange traded swap agreements 307,321 1,604,529 59,976 — —
Forward foreign currency contracts — — (29,240) — —
Foreign currency translations — — 90 — 54,046
Change in net unrealized appreciation/depreciation
(11,474,548) 1,994,636 (170,278) 548,850 5,265,373
Net realized and unrealized gain (loss)
52,382,083 1,717,418 703,537 894,352 7,391,075
Change in Net Assets Resulting from Operations
$ 57,522,997 $ 1,745,620 $ 818,195 $ 943,278 $ 8,852,078

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2025 :: 171
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 376,166 $ 175,326 $ 83,792 $ 38,869 $ 76,662
Income from non-cash dividends — 10,285 — — —
Interest 29,955 874 5,422 — 748
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 326 244 40 786 382
Foreign withholding tax on income (42,695) (16,854) (3,755) (3,409) —
Total Investment Income
363,752 169,875 85,499 36,246 77,792
EXPENSES:
Advisory fees (Note 4) 50,995 37,256 37,546 32,616 67,732
Trustees fees and expenses (Note 8) 171 136 167 114 232
Compliance services fees (Note 4) 53 39 42 34 66
Total Expenses
51,219 37,431 37,755 32,764 68,030
Net Investment Income (Loss)
312,533 132,444 47,744 3,482 9,762
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (122,431)
(a)
(7,360) 222,496
(b)
35,584 734,444
In-kind redemptions of investments 196,785 174,594 — 113,092 510,330
Foreign currency transactions (10,773) 625 (514) 322 —
Net realized gain (loss)
63,581 167,859 221,982 148,998 1,244,774
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 23,452
(c)
530,399 1,105,223
(d)
(1,470,021) (1,226,630)
Foreign currency translations (196) 5,462 1,653 378 —
Change in net unrealized appreciation/depreciation
23,256 535,861 1,106,876 (1,469,643) (1,226,630)
Net realized and unrealized gain (loss)
86,837 703,720 1,328,858 (1,320,645) 18,144
Change in Net Assets Resulting from Operations
$ 399,370 $ 836,164 $ 1,376,602 $ (1,317,163) $ 27,906
(a) Net of India capital gains tax of $50,427.
(b) Net of Thailand capital gains tax of $146.
(c) Net of deferred India capital gains tax of $16,379.
(d) Net of deferred India capital gains tax of $(490) and Thailand capital gains tax of $203.

172 :: FOR THE PERIODS ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Nasdaq-100
High Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend
Growers ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 568,605 $ 4,887 $ 546,738 $ 741,863 $ 20,921,784
Interest 232,433 — 2,966 8,941 61,531
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 232 86 55,079 17,054 196,387
Foreign withholding tax on income (1,079) (137) — (37,893) —
Total Investment Income
800,191 4,836 604,783 729,965 21,179,702
EXPENSES:
Advisory fees (Note 4) 422,813 7,040 486,584 320,537 2,792,304
Trustees fees and expenses (Note 8) 1,448 23 1,671 1,288 13,880
Compliance services fees (Note 4) 324 5 451 358 4,041
Total Expenses
424,585 7,068 488,706 322,183 2,810,225
Net Investment Income (Loss)
375,606 (2,232) 116,077 407,782 18,369,477
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (2,367,495) (45,881)
(a)
(3,157,549) (11,515,090)
(b)
(13,587,848)
Expiration or closing of futures contracts (456,408) — — — —
In-kind redemptions of investments 1,204,439 — 10,138,768 4,072,636 32,662,993
Foreign currency transactions — (627) — (17,647) —
Net realized gain (loss)
(1,619,464) (46,508) 6,981,219 (7,460,101) 19,075,145
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 10,196,837 401,518
(c)
8,308,739 13,841,714
(d)
(11,833,362)
Futures contracts 256,172 — — — —
Non-exchange traded swap agreements (4,470,833) — — — —
Foreign currency translations — 37 — 18,006 —
Change in net unrealized appreciation/depreciation
5,982,176 401,555 8,308,739 13,859,720 (11,833,362)
Net realized and unrealized gain (loss)
4,362,712 355,047 15,289,958 6,399,619 7,241,783
Change in Net Assets Resulting from Operations
$ 4,738,318 $ 352,815 $ 15,406,035 $ 6,807,401 $ 25,611,260
(a) Net of India capital gains tax of $5,317.
(b) Net of Thailand capital gains tax of $14,268.
(c) Net of deferred India capital gains tax of $3,756.
(d) Net of deferred Thailand capital gains tax of $21,581.

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2025 :: 173
PROSHARES TRUST
See accompanying notes to the financial statements
Russell 2000
High Income ETF
Russell U.S.
Dividend
Growers ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
September 4,
2024
*
through
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 349,377 $ 174,385 $ 288,727,599 $ 728,506 $ 735,201
Interest 91,074 658 676,620 4,526 5,428
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 7,920 10 19,698 39 36
Foreign withholding tax on income (1,390) — — (217) (260)
Total Investment Income
446,981 175,053 289,423,917 732,854 740,405
EXPENSES:
Advisory fees (Note 4) 159,122 21,715 41,762,893 75,771 77,639
Trustees fees and expenses (Note 8) 518 126 237,795 1,149 1,188
Compliance services fees (Note 4) 103 39 69,231 325 353
Total Gross Expenses before fees waived and/or
reimbursed
159,743 21,880 42,069,919 77,245 79,180
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — (24,787) (25,430)
Total Net Expenses
159,743 21,880 42,069,919 52,458 53,750
Net Investment Income (Loss)
287,238 153,173 247,353,998 680,396 686,655
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (859,789) (440,608) 166,260,168 (235,388) 201,475
Expiration or closing of futures contracts (484,967) — — — —
Expiration or closing of non-exchange traded swap
agreements 1,100,460 — — — —
In-kind redemptions of investments 454,029 444,743 340,369,179 717,072 2,231,602
Net realized gain (loss)
209,733 4,135 506,629,347 481,684 2,433,077
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (3,553,542) 270,597 (222,813,491) 6,005,801 3,492,013
Futures contracts 14,236 — — — —
Non-exchange traded swap agreements (702,894) — — — —
Change in net unrealized appreciation/depreciation
(4,242,200) 270,597 (222,813,491) 6,005,801 3,492,013
Net realized and unrealized gain (loss)
(4,032,467) 274,732 283,815,856 6,487,485 5,925,090
Change in Net Assets Resulting from Operations
$ (3,745,229) $ 427,905 $ 531,169,854 $ 7,167,881 $ 6,611,745
* Commencement of investment operations.

174 :: FOR THE PERIODS ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Ex-
Health Care ETF
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 311,604 $ 2,086,952 $ 5,832,497 $ 57,187 $ 16,624
Interest 2,341 9,984 733,938 — —
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 14 33 197 7,078 12,831
Foreign withholding tax on income (100) (113) (1,217) (5,512) —
Total Investment Income
313,859 2,096,856 6,565,415 58,753 29,455
EXPENSES:
Advisory fees (Note 4) 31,825 167,456 2,490,966 15,067 17,110
Trustees fees and expenses (Note 8) 480 2,421 8,594 51 59
Compliance services fees (Note 4) 135 535 1,803 15 19
Excise tax — — 13,564 — —
Total Gross Expenses before fees waived and/or
reimbursed
32,440 170,412 2,514,927 15,133 17,188
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (10,407) (54,482) — — —
Total Net Expenses
22,033 115,930 2,514,927 15,133 17,188
Net Investment Income (Loss)
291,826 1,980,926 4,050,488 43,620 12,267
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (11,430) (586,144) (19,864,224) (372,283) (2,440,028)
Expiration or closing of futures contracts — — 879,911 — —
In-kind redemptions of investments — 8,198,992 11,397,350 — 192,828
Foreign currency transactions — — — (337) —
Net realized gain (loss)
(11,430) 7,612,848 (7,586,963) (372,620) (2,247,200)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 3,104,244 (3,213,466) 33,315,595 58,341 1,161,609
Futures contracts — — 916,640 — —
Non-exchange traded swap agreements — — (23,703,803) — —
Foreign currency translations — — — 505 —
Change in net unrealized appreciation/depreciation
3,104,244 (3,213,466) 10,528,432 58,846 1,161,609
Net realized and unrealized gain (loss)
3,092,814 4,399,382 2,941,469 (313,774) (1,085,591)
Change in Net Assets Resulting from Operations
$ 3,384,640 $ 6,380,308 $ 6,991,957 $ (270,154) $ (1,073,324)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2025 :: 175
PROSHARES TRUST
See accompanying notes to the financial statements
S&P Kensho
Smart Factories
ETF
S&P MidCap
400
®
Dividend
Aristocrats ETF
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 8,606 $ 44,539,647 $ 4,059,925 $ 39,328 $ 34,000
Interest — 147,764 18,745 — —
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 83 3,927 3,308 24 188
Foreign withholding tax on income (776) (28,695) — (3,581) (3,021)
Total Investment Income
7,913 44,662,643 4,081,978 35,771 31,167
EXPENSES:
Advisory fees (Note 4) 5,601 6,399,428 1,156,740 8,979 8,073
Trustees fees and expenses (Note 8) 19 31,642 5,132 31 29
Compliance services fees (Note 4) 5 9,142 1,553 9 9
Total Expenses
5,625 6,440,212 1,163,425 9,019 8,111
Net Investment Income (Loss)
2,288 38,222,431 2,918,553 26,752 23,056
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 55,323 28,166,902 11,477,587 (133,611) (98,270)
(a)
In-kind redemptions of investments — 99,849,956 11,315,693 — 136,735
Foreign currency transactions — — — (47) (374)
Net realized gain (loss)
55,323 128,016,858 22,793,280 (133,658) 38,091
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (7,621) (15,966,643) (7,486,232) (113,001) (42,792)
(b)
Foreign currency translations — — — 232 433
Change in net unrealized appreciation/depreciation
(7,621) (15,966,643) (7,486,232) (112,769) (42,359)
Net realized and unrealized gain (loss)
47,702 112,050,215 15,307,048 (246,427) (4,268)
Change in Net Assets Resulting from Operations
$ 49,990 $ 150,272,646 $ 18,225,601 $ (219,675) $ 18,788
(a) Net of India capital gains tax of $124.
(b) Net of deferred India capital gains tax of $1,018.

176 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 177
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF DJ Brookfield Global Infrastructure ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (26,516) $ (16,704) $ 193,521 $ 332,457 $ 4,364,357 $ 4,469,557
Net realized gain (loss) 1,349,856 (216,702) (1,716,480) (871,769) 13,633,662 3,619,419
Change in net unrealized
appreciation/depreciation 470,615 1,042,055 1,554,192 (1,207,412) 9,654,991 4,332,724
Change in net assets resulting
from operations 1,793,955 808,649 31,233 (1,746,724) 27,653,010 12,421,700
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (211,893) (369,728) (4,899,519) (4,826,933)
Total distributions — — (211,893) (369,728) (4,899,519) (4,826,933)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 3,246,550 1,263,212 5,587,668 98,205,655 20,996,027
Cost of shares redeemed (1,759,007) — (2,368,088) (10,238,576) (103,265,295) (42,767,032)
Change in net assets resulting
from capital transactions
(1,759,007) 3,246,550 (1,104,876) (4,650,908) (5,059,640) (21,771,005)
Change in net assets 34,948 4,055,199 (1,285,536) (6,767,360) 17,693,851 (14,176,238)
NET ASSETS:
Beginning of period $ 6,746,176 $ 2,690,977 $ 4,086,659 $ 10,854,019 $ 130,696,166 $ 144,872,404
End of period $ 6,781,124 $ 6,746,176 $ 2,801,123 $ 4,086,659 $ 148,390,017 $ 130,696,166
SHARE TRANSACTIONS:
Beginning of period 200,001 100,001 310,001 650,001 2,810,001 3,290,001
Issued — — 90,000 360,000 — —
Issued in-kind — 100,000 — — 1,970,000 470,000
Redeemed — — (180,000) (700,000) — —
Redemption in-kind (50,000) — — — (2,050,000) (950,000)
Shares outstanding, end of
period 150,001 200,001 220,001 310,001 2,730,001 2,810,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

178 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 262,797 $ 597,369 $ 839,569 $ 572,578 $ 820,881 $ 1,125,625
Net realized gain (loss) (434,671) 1,835,702 (466,452) (765,486) (206,012) 307,839
Change in net unrealized
appreciation/depreciation 40,217 6,276,790 222,670 2,075,426 304,592 659,327
Change in net assets resulting
from operations (131,657) 8,709,861 595,787 1,882,518 919,461 2,092,791
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(299,231) (760,576) (1,567,839) (1,108,209) (909,893) (1,180,541)
Total distributions (299,231) (760,576) (1,567,839) (1,108,209) (909,893) (1,180,541)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 3,054,340 3,636,721 2,048,990 493,936 488,245
Cost of shares redeemed (5,893,622) (33,986,525) — (1,631,905) (4,003,798) (6,327,864)
Change in net assets resulting
from capital transactions
(5,893,622) (30,932,185) 3,636,721 417,085 (3,509,862) (5,839,619)
Change in net assets (6,324,510) (22,982,900) 2,664,669 1,191,394 (3,500,294) (4,927,369)
NET ASSETS:
Beginning of period $ 16,119,733 $ 39,102,633 $ 10,873,872 $ 9,682,478 $ 27,919,054 $ 32,846,423
End of period $ 9,795,223 $ 16,119,733 $ 13,538,541 $ 10,873,872 $ 24,418,760 $ 27,919,054
SHARE TRANSACTIONS:
Beginning of period 270,001 860,001 360,001 350,001 565,000 685,000
Issued — — 30,000 — 10,000 10,000
Issued in-kind — 50,000 100,000 70,000 — —
Redeemed — (230,000) — — (80,000) (130,000)
Redemption in-kind (100,000) (410,000) — (60,000) — —
Shares outstanding, end of
period 170,001 270,001 490,001 360,001 495,000 565,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 179
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 10,622,935 $ 8,016,967 $ 961,117 $ 1,346,397 $ 13,288,603 $ 15,213,938
Net realized gain (loss) (4,830,810) 1,013,383 (1,766,284) 2,337,313 1,230,502 15,459,327
Change in net unrealized
appreciation/depreciation 3,790,031 9,262,925 1,517,686 (2,228,800) (754,946) 7,165,510
Change in net assets resulting
from operations 9,582,156 18,293,275 712,519 1,454,910 13,764,159 37,838,775
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(10,534,764) (8,005,622) (1,016,287) (1,484,901) (13,510,501) (15,289,961)
Total distributions (10,534,764) (8,005,622) (1,016,287) (1,484,901) (13,510,501) (15,289,961)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 45,650,104 23,460,215 11,187,423 19,863,003 70,218,883 45,391,243
Cost of shares redeemed (14,094,528) (7,814,001) (6,726,103) (35,307,694) (99,230,826) (92,677,725)
Change in net assets resulting
from capital transactions
31,555,576 15,646,214 4,461,320 (15,444,691) (29,011,943) (47,286,482)
Change in net assets 30,602,968 25,933,867 4,157,552 (15,474,682) (28,758,285) (24,737,668)
NET ASSETS:
Beginning of period $ 136,646,937 $ 110,713,070 $ 22,027,437 $ 37,502,119 $ 293,273,957 $ 318,011,625
End of period $ 167,249,905 $ 136,646,937 $ 26,184,989 $ 22,027,437 $ 264,515,672 $ 293,273,957
SHARE TRANSACTIONS:
Beginning of period 2,125,001 1,875,001 660,001 1,150,001 3,800,001 4,450,001
Issued 575,000 25,000 340,000 580,000 25,000 125,000
Issued in-kind 125,000 350,000 — — 875,000 475,000
Redeemed — — (210,000) (1,070,000) (150,000) (825,000)
Redemption in-kind (225,000) (125,000) — — (1,150,000) (425,000)
Shares outstanding, end of
period 2,600,001 2,125,001 790,001 660,001 3,400,001 3,800,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

180 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil ETF
(a)
Large Cap Core Plus Long Online/Short Stores ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,896,564 $ 4,685,318 $ 5,140,914 $ 4,865,190 $ 28,202 $ 54,577
Net realized gain (loss) (8,649,353) 6,921,298 63,856,631 51,743,548 (277,218) 2,487,357
Change in net unrealized
appreciation/depreciation (3,787,661) 8,519,947 (11,474,548) 40,554,901 1,994,636 1,371,508
Change in net assets resulting
from operations (9,540,450) 20,126,563 57,522,997 97,163,639 1,745,620 3,913,442
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(3,348,438) (7,448,692) (5,134,466) (4,883,467) (30,893) (40,546)
Total distributions (3,348,438) (7,448,692) (5,134,466) (4,883,467) (30,893) (40,546)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 84,488,971 154,876,522 58,566,303 13,433,032 932,584 839,126
Cost of shares redeemed (144,828,606) (120,286,911) (115,975,020) (77,531,737) (4,489,816) (15,977,943)
Change in net assets resulting
from capital transactions
(60,339,635) 34,589,611 (57,408,717) (64,098,705) (3,557,232) (15,138,817)
Change in net assets (73,228,523) 47,267,482 (5,020,186) 28,181,467 (1,842,505) (11,265,921)
NET ASSETS:
Beginning of period $ 133,331,812 $ 86,064,330 $ 432,756,249 $ 404,574,782 $ 10,523,384 $ 21,789,305
End of period $ 60,103,289 $ 133,331,812 $ 427,736,063 $ 432,756,249 $ 8,680,879 $ 10,523,384
SHARE TRANSACTIONS:
Beginning of period 2,884,034 2,209,034 7,230,000 8,480,000 255,001 665,001
Issued 1,950,000 3,375,000 — — — —
Issued in-kind — — 930,000 230,000 20,000 20,000
Redeemed (3,250,000) (2,700,000) — — — —
Redemption in-kind — — (1,810,000) (1,480,000) (100,000) (430,000)
Shares outstanding, end of
period 1,584,034 2,884,034 6,350,000 7,230,000 175,001 255,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 181
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 114,658 $ 288,394 $ 48,926 $ 47,045 $ 1,461,003 $ 1,873,369
Net realized gain (loss) 873,815 206,655 345,502 1,022,007 2,125,702 482,688
Change in net unrealized
appreciation/depreciation (170,278) 428,623 548,850 (39,412) 5,265,373 2,906,327
Change in net assets resulting
from operations 818,195 923,672 943,278 1,029,640 8,852,078 5,262,384
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(343,420) (272,433) (43,687) (46,015) (1,868,297) (2,195,967)
Total distributions (343,420) (272,433) (43,687) (46,015) (1,868,297) (2,195,967)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,023,750 12,955,523 — 2,308,134 — —
Cost of shares redeemed (1,044,656) (16,981,113) (1,351,325) (3,602,093) (12,847,860) (19,940,275)
Change in net assets resulting
from capital transactions
(20,906) (4,025,590) (1,351,325) (1,293,959) (12,847,860) (19,940,275)
Change in net assets 453,869 (3,374,351) (451,734) (310,334) (5,864,079) (16,873,858)
NET ASSETS:
Beginning of period $ 10,045,437 $ 13,419,788 $ 5,884,785 $ 6,195,119 $ 76,312,204 $ 93,186,062
End of period $ 10,499,306 $ 10,045,437 $ 5,433,051 $ 5,884,785 $ 70,448,125 $ 76,312,204
SHARE TRANSACTIONS:
Beginning of period 250,001 350,001 140,001 170,001 1,990,001 2,520,001
Issued in-kind 25,000 325,000 — 60,000 — —
Redeemed — (425,000) — — — —
Redemption in-kind (25,000) — (30,000) (90,000) (330,000) (530,000)
Shares outstanding, end of
period 250,001 250,001 110,001 140,001 1,660,001 1,990,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

182 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF MSCI Transformational Changes ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 312,533 $ 304,356 $ 132,444 $ 149,688 $ 47,744 $ 53,540
Net realized gain (loss) 63,581 (1,061,199) 167,859 205,414 221,982 (241,918)
Change in net unrealized
appreciation/depreciation 23,256 448,264 535,861 664,873 1,106,876 1,836,984
Change in net assets resulting
from operations 399,370 (308,579) 836,164 1,019,975 1,376,602 1,648,606
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(226,432) (261,452) (132,235) (173,874) (87,530) (65,246)
Total distributions (226,432) (261,452) (132,235) (173,874) (87,530) (65,246)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 1,559,303 — — —
Cost of shares redeemed (4,827,161) (3,036,832) (996,766) (2,398,980) (1,139,423) (3,748,076)
Change in net assets resulting
from capital transactions
(4,827,161) (3,036,832) 562,537 (2,398,980) (1,139,423) (3,748,076)
Change in net assets (4,654,223) (3,606,863) 1,266,466 (1,552,879) 149,649 (2,164,716)
NET ASSETS:
Beginning of period $ 12,536,155 $ 16,143,018 $ 7,046,658 $ 8,599,537 $ 8,294,823 $ 10,459,539
End of period $ 7,881,932 $ 12,536,155 $ 8,313,124 $ 7,046,658 $ 8,444,472 $ 8,294,823
SHARE TRANSACTIONS:
Beginning of period 285,001 355,001 145,001 195,001 200,001 300,001
Issued in-kind — — 30,000 — — —
Redeemed — — — — (25,000) (100,000)
Redemption in-kind (110,000) (70,000) (20,000) (50,000) — —
Shares outstanding, end of
period 175,001 285,001 155,001 145,001 175,001 200,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 183
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF Nasdaq-100 High Income ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
March 18, 2024*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,482 $ 8,926 $ 9,762 $ (2,299) $ 375,606 $ 17,177
Net realized gain (loss) 148,998 (99,846) 1,244,774 884,395 (1,619,464) (21,327)
Change in net unrealized
appreciation/depreciation (1,469,643) 1,030,178 (1,226,630) 2,018,175 5,982,176 400,903
Change in net assets resulting
from operations (1,317,163) 939,258 27,906 2,900,271 4,738,318 396,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(581) (9,541) (5,565) (6,003) (10,888,731) (164,921)
Tax return of capital (33) — — — (2,121,361) —
Total distributions (614) (9,541) (5,565) (6,003) (13,010,092) (164,921)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 2,455,595 1,041,509 1,090,454 181,476,090 22,649,387
Cost of shares redeemed (955,931) — (2,235,160) (2,291,704) (44,798,283) —
Change in net assets resulting
from capital transactions
(955,931) 2,455,595 (1,193,651) (1,201,250) 136,677,807 22,649,387
Change in net assets (2,273,708) 3,385,312 (1,171,310) 1,693,018 128,406,033 22,881,219
NET ASSETS:
Beginning of period $ 6,187,923 $ 2,802,611 $ 12,107,094 $ 10,414,076 $ 22,881,219 $ —
End of period $ 3,914,215 $ 6,187,923 $ 10,935,784 $ 12,107,094 $ 151,287,252 $ 22,881,219
SHARE TRANSACTIONS:
Beginning of period 125,001 75,001 280,001 310,001 560,001 —
Issued — 25,000 — — 3,100,000 510,001
Issued in-kind — 25,000 20,000 30,000 1,380,000 50,000
Redeemed — — — — (590,000) —
Redemption in-kind (25,000) — (50,000) (60,000) (540,000) —
Shares outstanding, end of
period 100,001 125,001 250,001 280,001 3,910,001 560,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

184 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
On-Demand ETF Online Retail ETF Pet Care ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (2,232) $ (1,548) $ 116,077 $ 279,905 $ 407,782 $ 355,287
Net realized gain (loss) (46,508) (155,869) 6,981,219 (42,286,557) (7,460,101) (31,572,635)
Change in net unrealized
appreciation/depreciation 401,555 309,315 8,308,739 74,392,236 13,859,720 39,902,308
Change in net assets resulting
from operations 352,815 151,898 15,406,035 32,385,584 6,807,401 8,684,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (4,786) (196,253) (118,249) (497,681) (343,108)
Total distributions — (4,786) (196,253) (118,249) (497,681) (343,108)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 868,184 — 4,249,445 8,373,642 6,967,995 —
Cost of shares redeemed — — (42,048,136) (35,633,021) (22,079,494) (28,040,428)
Change in net assets resulting
from capital transactions
868,184 — (37,798,691) (27,259,379) (15,111,499) (28,040,428)
Change in net assets 1,220,999 147,112 (22,588,909) 5,007,956 (8,801,779) (19,698,576)
NET ASSETS:
Beginning of period $ 698,346 $ 551,234 $ 98,785,694 $ 93,777,738 $ 71,003,880 $ 90,702,456
End of period $ 1,919,345 $ 698,346 $ 76,196,785 $ 98,785,694 $ 62,202,101 $ 71,003,880
SHARE TRANSACTIONS:
Beginning of period 25,001 25,001 2,440,001 3,190,001 1,325,001 1,900,001
Issued in-kind 25,000 — 100,000 250,000 125,000 —
Redemption in-kind — — (960,000) (1,000,000) (400,000) (575,000)
Shares outstanding, end of
period 50,001 25,001 1,580,001 2,440,001 1,050,001 1,325,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 185
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000 Dividend Growers ETF
Russell 2000 High
Income ETF Russell U.S. Dividend Growers ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
September 4,
2024*
through May 31,
2025
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 18,369,477 $ 23,499,645 $ 287,238 $ 153,173 $ 226,485
Net realized gain (loss) 19,075,145 18,508,812 209,733 4,135 381,216
Change in net unrealized appreciation/
depreciation (11,833,362) 67,312,755 (4,242,200) 270,597 122,719
Change in net assets resulting
from operations 25,611,260 109,321,212 (3,745,229) 427,905 730,420
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(19,646,151) (22,978,730) (5,252,540) (171,263) (231,308)
Total distributions (19,646,151) (22,978,730) (5,252,540) (171,263) (231,308)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 60,749,541 28,908,746 57,888,553 — —
Cost of shares redeemed (179,848,416) (130,930,833) (3,788,171) (3,474,485) (3,660,897)
Change in net assets resulting from capital
transactions
(119,098,875) (102,022,087) 54,100,382 (3,474,485) (3,660,897)
Change in net assets (113,133,766) (15,679,605) 45,102,613 (3,217,843) (3,161,785)
NET ASSETS:
Beginning of period $ 761,151,478 $ 776,831,083 $ — $ 7,466,394 $ 10,628,179
End of period $ 648,017,712 $ 761,151,478 $ 45,102,613 $ 4,248,551 $ 7,466,394
SHARE TRANSACTIONS:
Beginning of period 11,980,001 13,690,001 — 160,001 240,001
Issued — — 1,175,001 — —
Issued in-kind 890,000 470,000 225,000 — —
Redemption in-kind (2,800,000) (2,180,000) (100,000) (70,000) (80,000)
Shares outstanding, end of
period 10,070,001 11,980,001 1,300,001 90,001 160,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

186 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
tu
S&P 500
®
Dividend Aristocrats ETF S&P 500
®
Ex-Energy ETF S&P 500
®
Ex-Financials ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 247,353,998 $ 246,037,245 $ 680,396 $ 562,182 $ 686,655 $ 646,318
Net realized gain (loss) 506,629,347 88,554,195 481,684 52,363 2,433,077 1,325,903
Change in net unrealized
appreciation/depreciation (222,813,491) 1,190,630,047 6,005,801 9,787,561 3,492,013 10,127,308
Change in net assets resulting
from operations 531,169,854 1,525,221,487 7,167,881 10,402,106 6,611,745 12,099,529
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(250,798,802) (248,908,554) (681,569) (535,086) (711,909) (563,492)
Total distributions (250,798,802) (248,908,554) (681,569) (535,086) (711,909) (563,492)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 516,551,723 769,741,632 8,289,233 6,626,283 4,245,434 17,227,739
Cost of shares redeemed (1,129,312,601) (968,741,422) (1,791,324) (944,335) (10,809,503) (5,811,123)
Change in net assets resulting
from capital transactions
(612,760,878) (198,999,790) 6,497,909 5,681,948 (6,564,069) 11,416,616
Change in net assets (332,389,826) 1,077,313,143 12,984,221 15,548,968 (664,233) 22,952,653
NET ASSETS:
Beginning of period $ 11,808,758,037 $ 10,731,444,894 $ 50,841,612 $ 35,292,644 $ 60,442,739 $ 37,490,086
End of period $ 11,476,368,211 $ 11,808,758,037 $ 63,825,833 $ 50,841,612 $ 59,778,506 $ 60,442,739
SHARE TRANSACTIONS:
Beginning of period 120,400,001 122,450,001 900,002 790,002
(b)
1,060,002 830,002
(b)
Issued in-kind 5,200,000 8,200,000 130,000 130,000
(b)
70,000 350,000
(b)
Redemption in-kind (11,250,000) (10,250,000) (30,000) (20,000)
(b)
(180,000) (120,000)
(b)
Shares outstanding, end of
period 114,350,001 120,400,001 1,000,002 900,002 950,002 1,060,002
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 14, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 187
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Health Care ETF S&P 500
®
Ex-Technology ETF S&P 500
®
High Income ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
December 18,
2023*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 291,826 $ 258,387 $ 1,980,926 $ 728,494 $ 4,050,488 $ 254,367
Net realized gain (loss) (11,430) 428,471 7,612,848 534,965 (7,586,963) 351,367
Change in net unrealized
appreciation/depreciation 3,104,244 4,120,584 (3,213,466) 7,201,953 10,528,432 4,797,154
Change in net assets resulting
from operations 3,384,640 4,807,442 6,380,308 8,465,412 6,991,957 5,402,888
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(286,303) (237,181) (1,611,982) (628,528) (65,655,531) (2,036,254)
Total distributions (286,303) (237,181) (1,611,982) (628,528) (65,655,531) (2,036,254)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,745,297 1,928,995 176,367,793 19,902,654 825,655,599 148,614,153
Cost of shares redeemed — (1,883,872) (26,641,579) (5,112,718) (105,370,152) (2,909,105)
Change in net assets resulting
from capital transactions
5,745,297 45,123 149,726,214 14,789,936 720,285,447 145,705,048
Change in net assets 8,843,634 4,615,384 154,494,540 22,626,820 661,621,873 149,071,682
NET ASSETS:
Beginning of period $ 20,806,112 $ 16,190,728 $ 52,836,304 $ 30,209,484 $ 149,071,682 $ —
End of period $ 29,649,746 $ 20,806,112 $ 207,330,844 $ 52,836,304 $ 810,693,555 $ 149,071,682
SHARE TRANSACTIONS:
Beginning of period 370,002 370,002
(b)
630,001 440,001 3,510,001 —
Issued — — — — 7,900,000 3,220,001
Issued in-kind 90,000 40,000
(b)
1,870,000 260,000 11,010,000 360,000
Redeemed — — — — (1,160,000) (50,000)
Redemption in-kind — (40,000)
(b)
(280,000) (70,000) (1,270,000) (20,000)
Shares outstanding, end of
period 460,002 370,002 2,220,001 630,001 19,990,001 3,510,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 14, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.

188 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Global Core Battery Metals ETF S&P Kensho Cleantech ETF S&P Kensho Smart Factories ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 43,620 $ 48,321 $ 12,267 $ 18,604 $ 2,288 $ 4,137
Net realized gain (loss) (372,620) (145,731) (2,247,200) (879,582) 55,323 41,322
Change in net unrealized
appreciation/depreciation 58,846 (177,016) 1,161,609 (371,778) (7,621) 31,718
Change in net assets resulting
from operations (270,154) (274,426) (1,073,324) (1,232,756) 49,990 77,177
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(38,762) (55,944) (20,419) (8,329) (1,658) (5,452)
Tax return of capital — — — — (305) —
Total distributions (38,762) (55,944) (20,419) (8,329) (1,963) (5,452)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 689,654 — 1,626,726 — — —
Cost of shares redeemed — — (2,855,449) (1,145,384) — —
Change in net assets resulting
from capital transactions
689,654 — (1,228,723) (1,145,384) — —
Change in net assets 380,738 (330,370) (2,322,466) (2,386,469) 48,027 71,725
NET ASSETS:
Beginning of period $ 2,336,939 $ 2,667,309 $ 3,763,486 $ 6,149,955 $ 937,434 $ 865,709
End of period $ 2,717,677 $ 2,336,939 $ 1,441,020 $ 3,763,486 $ 985,461 $ 937,434
SHARE TRANSACTIONS:
Beginning of period 75,001 75,001 150,001 200,001 25,001 25,001
Issued in-kind 25,000 — 75,000 — — —
Redeemed — — (50,000) — — —
Redemption in-kind — — (100,000) (50,000) — —
Shares outstanding, end of
period 100,001 75,001 75,001 150,001 25,001 25,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 189
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology Dividend Aristocrats
ETF Smart Materials ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 38,222,431 $ 37,987,944 $ 2,918,553 $ 3,029,308 $ 26,752 $ 21,499
Net realized gain (loss) 128,016,858 45,738,940 22,793,280 5,643,414 (133,658) (7,338)
Change in net unrealized
appreciation/depreciation (15,966,643) 136,333,824 (7,486,232) 34,642,542 (112,769) 144,042
Change in net assets resulting
from operations 150,272,646 220,060,708 18,225,601 43,315,264 (219,675) 158,203
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(40,298,995) (36,754,850) (3,075,041) (2,867,234) (24,939) (14,774)
Total distributions (40,298,995) (36,754,850) (3,075,041) (2,867,234) (24,939) (14,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 459,163,651 186,701,604 3,854,943 105,256,297 — —
Cost of shares redeemed (331,469,017) (354,547,141) (49,781,067) (48,642,681) — —
Change in net assets resulting
from capital transactions
127,694,634 (167,845,537) (45,926,124) 56,613,616 — —
Change in net assets 237,668,285 15,460,321 (30,775,564) 97,061,646 (244,614) 143,429
NET ASSETS:
Beginning of period $ 1,530,591,690 $ 1,515,131,369 $ 269,017,175 $ 171,955,529 $ 1,690,916 $ 1,547,487
End of period $ 1,768,259,975 $ 1,530,591,690 $ 238,241,611 $ 269,017,175 $ 1,446,302 $ 1,690,916
SHARE TRANSACTIONS:
Beginning of period 20,210,001 22,650,001 3,690,001 2,800,001 50,001 50,001
Issued — 1,900,000 — — — —
Issued in-kind 5,670,000 670,000 50,000 1,590,000 — —
Redemption in-kind (4,060,000) (5,010,000) (670,000) (700,000) — —
Shares outstanding, end of
period 21,820,001 20,210,001 3,070,001 3,690,001 50,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

190 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Supply Chain Logistics ETF
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 23,056 $ 54,789
Net realized gain (loss) 38,091 3,019
Change in net unrealized appreciation/depreciation (42,359) 179,100
Change in net assets resulting
from operations 18,788 236,908
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(57,053) (95,128)
Total distributions (57,053) (95,128)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed (1,020,406) —
Change in net assets resulting from capital transactions
(1,020,406) —
Change in net assets (1,058,671) 141,780
NET ASSETS:
Beginning of period $ 2,002,068 $ 1,860,288
End of period $ 943,397 $ 2,002,068
SHARE TRANSACTIONS:
Beginning of period 50,001 50,001
Issued in-kind — —
Redemption in-kind (25,000) —
Shares outstanding, end of
period 25,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 191
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

192 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Year ended
May 31, 2025
$ 33.73 $ (0.17) $ 11.65 $ — $ 11.48 $ — $ — $ — $ — $ 45.21 34.03% 33.34% 0.58% 0.58% (0.43) % (0.43) % $ 6,781 35%
Year ended
May 31, 2024
26.91 (0.12) 6.94 — 6.82 — — — — 33.73 25.35 25.42 0.58 0.58 (0.38) (0.38) 6,746 33
Year ended
May 31, 2023
24.17 (0.04) 2.78 — (h) 2.74 — — — — 26.91 11.32 11.23 0.58 0.58 (0.16) (0.16) 2,691 33
September 29,
2021* through May
31, 2022
40.00 (0.12) (15.71) — (15.83) — — — — 24.17 (39.57) (39.43) 0.58 0.58 (0.51) (0.51) 2,417 25
Decline of the Retail Store ETF
Year ended
May 31, 2025
13.18 0.67 (0.40) — 0.27 (0.72) — — (0.72) 12.73 1.93 1.71 0.65 0.65 4.99 4.99 2,801 —
Year ended
May 31, 2024
16.70 0.63 (3.46) — (2.83) (0.69) — — (0.69) 13.18 (17.33) (17.13) 0.65 0.65 4.08 4.08 4,087 —
Year ended
May 31, 2023
16.13 0.31 0.46 ( i ) — 0.77 (0.20) — — (0.20) 16.70 4.95 4.68 0.65 0.65 2.06 2.06 10,854 —
Year ended
May 31, 2022
16.50 (0.09) (0.28) — (0.37) — — — — 16.13 (2.25) (2.12) 0.65 0.65 (0.58) (0.58) 10,079 —
Year ended
May 31, 2021
34.39 (0.16) (17.73) — (17.89) — — — — 16.50 (52.02) (51.88) 0.65 0.65 (0.64) (0.64) 7,424 —
*
Commencement of investment operations.

193 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Year ended
May 31, 2025
$ 46.51 $ 1.60 $ 8.00 $ — $ 9.60 $ (1.75) $ — $ — $ (1.75) $ 54.36 21.21% 21.17% 0.45% 0.45% 3.20% 3.20% $ 148,390 9%
Year ended
May 31, 2024
44.03 1.42 2.54 — 3.96 (1.48) — — (1.48) 46.51 9.18 9.33 0.45 0.45 3.19 3.19 130,696 10
Year ended
May 31, 2023
50.16 1.22 (5.97) — (4.75) (1.38) — — (1.38) 44.03 (9.44) (9.64) 0.45 0.45 2.68 2.68 144,872 13
Year ended
May 31, 2022
46.63 1.16 3.94 — 5.10 (1.57) — — (1.57) 50.16 11.21 11.36 0.45 0.45 2.45 2.45 152,982 9
Year ended
May 31, 2021
40.64 1.07 6.19 — 7.26 (1.27) — — (1.27) 46.63 18.50 18.44 0.45 0.45 2.58 2.58 177,659 10
Equities for Rising Rates ETF
Year ended
May 31, 2025
59.70 1.15 (1.93) — (0.78) (1.30) — — (1.30) 57.62 (1.30) (1.21) 0.35 0.35 1.98 1.98 9,795 84
Year ended
May 31, 2024
45.47 1.16 14.54 — 15.70 (1.47) — — (1.47) 59.70 35.02 34.94 0.35 0.35 2.22 2.22 16,120 144
Year ended
May 31, 2023
54.37 1.32 (8.88) — (7.56) (1.34) — — (1.34) 45.47 (13.98) (12.59) 0.35 0.35 2.64 2.64 39,103 92
Year ended
May 31, 2022
50.02 1.21 4.02 — 5.23 (0.88) — — (0.88) 54.37 10.65 9.03 0.35 0.35 2.31 2.31 104,931 102
Year ended
May 31, 2021
29.05 0.94 20.75 — 21.69 (0.72) — — (0.72) 50.02 75.88 78.30 0.35 0.35 2.31 2.31 7,002 105

194 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Year ended
May 31, 2025
$ 30.21 $ 1.94 $ (0.62) $ — $ 1.32 $ (3.90) $ — $ — $ (3.90) $ 27.63 4.95% 4.44% 1.89% 0.60% 5.61% 6.90% $ 13,539 21%
Year ended
May 31, 2024
27.66 1.82 4.23 — 6.05 (3.50) — — (3.50) 30.21 23.78 24.18 2.32 0.60 4.77 6.49 10,874 18
Year ended
May 31, 2023
29.57 1.51 (2.46) — (0.95) (0.96) — — (0.96) 27.66 (2.95) (2.80) 1.95 0.60 4.23 5.59 9,682 13
Year ended
May 31, 2022
38.13 1.59 (5.83) — (4.24) (3.79) — (0.53)(j) (4.32) 29.57 (12.80) (12.87) 1.28 0.60 3.85 4.53 14,194 31
Year ended
May 31, 2021
25.82 1.60 12.97 — 14.57 (2.26) — — (2.26) 38.13 59.40 58.58 1.40 0.60 4.39 5.19 20,974 21
Hedge Replication ETF
Year ended
May 31, 2025
49.41 1.53 0.06 — 1.59 (1.67) — — (1.67) 49.33 3.25 3.26 2.26 0.95 1.77 3.08 24,419 43
Year ended
May 31, 2024
47.95 1.78 1.48 — 3.26 (1.80) — — (1.80) 49.41 6.94 7.03 1.94 0.95 2.67 3.67 27,919 57
Year ended
May 31, 2023
47.94 1.04 (0.59) — 0.45 (0.44) — — (0.44) 47.95 0.97 0.68 2.11 0.95 1.03 2.19 32,846 98
Year ended
May 31, 2022
52.16 (0.28) (3.94) — (4.22) — — — — 47.94 (8.10) (8.17) 1.82 0.95 (1.43) (0.56) 43,862 52
Year ended
May 31, 2021
45.13 (0.34) 7.37 — 7.03 — — — — 52.16 15.57 16.26 1.88 0.95 (1.62) (0.68) 44,071 72

195 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Year ended
May 31, 2025
$ 64.30 $ 4.43 $ 0.01 ( i ) $ 0.01 $ 4.45 $ (4.42) $ — $ — $ (4.42) $ 64.33 7.12% 7.06% 0.50% 0.50% 6.87% 6.87% $ 167,250 66%
Year ended
May 31, 2024
59.05 4.06 5.27 — (h) 9.33 (4.08) — — (4.08) 64.30 16.33 16.45 0.50 0.50 6.51 6.51 136,647 61
Year ended
May 31, 2023
60.76 3.39 (1.64) — 1.75 (3.46) — — (3.46) 59.05 3.03 3.05 0.50 0.50 5.74 5.74 110,713 27
Year ended
May 31, 2022
62.62 2.73 (1.79) 0.02 0.96 (2.82) — — (2.82) 60.76 1.56 1.67 0.50 0.50 4.41 4.41 145,836 45
Year ended
May 31, 2021
58.74 2.96 4.05 — (h) 7.01 (3.13) — — (3.13) 62.62 12.22 12.22 0.50 0.50 4.83 4.83 108,019 55
Inflation Expectations ETF
Year ended
May 31, 2025
33.37 1.42 (0.17) — (h) 1.25 (1.47) — — (1.47) 33.15 3.86 3.68 1.12 0.30 3.51 4.33 26,185 —
Year ended
May 31, 2024
32.61 1.51 0.86 0.01 2.38 (1.62) — — (1.62) 33.37 7.56 8.09 0.98 0.30 3.85 4.54 22,027 —
Year ended
May 31, 2023
32.79 0.86 (0.54) 0.01 0.33 (0.51) — — (0.51) 32.61 1.05 0.77 0.86 0.30 2.06 2.62 37,502 —
Year ended
May 31, 2022
30.10 0.82 2.85 0.01 3.68 (0.99) — — (0.99) 32.79 12.65 12.00 0.98 0.31 2.00 2.67 63,286 —
Year ended
May 31, 2021
24.12 0.51 5.66 0.01 6.18 (0.20) — — (0.20) 30.10 25.70 25.40 1.70 0.30 0.44 1.84 44,247 60

196 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Year ended
May 31, 2025
$ 77.18 $ 3.99 $ 0.65 $ — (h) $ 4.64 $ (4.02) $ — $ — $ (4.02) $ 77.80 6.21% 6.26% 0.30% 0.30% 5.18% 5.18% $ 264,516 53%
Year ended
May 31, 2024
71.46 3.90 5.69 0.02 9.61 (3.89) — — (3.89) 77.18 13.78 13.80 0.30 0.30 5.22 5.22 293,274 62
Year ended
May 31, 2023
71.14 2.96 0.34 0.01 3.31 (2.99) — — (2.99) 71.46 4.81 3.99 0.30 0.30 4.21 4.21 318,012 141
Year ended
May 31, 2022
76.25 1.93 (5.10) — (h) (3.17) (1.94) — — (1.94) 71.14 (4.21) (3.51) 0.30 0.30 2.60 2.60 665,124 24
Year ended
May 31, 2021
69.63 1.93 6.58 0.03 8.54 (1.92) — — (1.92) 76.25 12.40 12.19 0.30 0.30 2.59 2.59 724,383 22
K-1 Free Crude Oil ETF‡
Year ended
May 31, 2025
46.23 1.47 (8.03) — (6.56) (1.73) — — (1.73) 37.94 (14.59) (14.57) 0.69 0.69 3.35 3.35 60,103 —
Year ended
May 31, 2024
38.96 1.73 8.20 — 9.93 (2.66) — — (2.66) 46.23 25.68 26.40 0.69 0.69 3.81 3.81 133,332 —
Year ended
May 31, 2023
58.72 0.31 (15.20) — (14.89) (4.50) — (0.37) (4.87) 38.96 (27.17) (27.88) 0.73 (k) 0.73 (k) 0.67 0.67 86,064 —
Year ended
May 31, 2022
59.06 (0.39) 31.17 — 30.78 (31.12) — — (31.12) 58.72 81.99 82.32 0.71 (l) 0.71 (l) (0.71) (0.71) 101,814 —
Year ended
May 31, 2021
33.68 (0.29) 25.67 — 25.38 — — — — 59.06 75.34 77.78 0.67 (m) 0.67 (m) (0.67) (0.67) 103,884 —
‡
Consolidated Financial Highlights.

197 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Year ended
May 31, 2025
$ 59.86 $ 0.73 $ 7.49 $ — $ 8.22 $ (0.72) $ — $ — $ (0.72) $ 67.36 13.80% 13.97% 0.45% 0.45% 1.13% 1.13% $ 427,736 66%
Year ended
May 31, 2024
47.71 0.65 12.15 — 12.80 (0.65) — — (0.65) 59.86 26.99 26.55 0.45 0.45 1.20 1.20 432,756 57
Year ended
May 31, 2023
49.88 0.66 (2.21) — (1.55) (0.62) — — (0.62) 47.71 (3.02) (2.90) 0.45 0.45 1.41 1.41 404,575 54
Year ended
May 31, 2022†
48.48 0.50 1.36 — 1.86 (0.46) — — (0.46) 49.88 3.79 3.87 0.45 0.45 0.96 0.96 475,373 53
Year ended
May 31, 2021†
35.06 0.45 13.45 — 13.90 (0.48) — — (0.48) 48.48 39.97 39.77 0.45 0.45 1.10 1.10 481,904 58
Long Online/Short Stores ETF
Year ended
May 31, 2025
41.27 0.14 8.34 — 8.48 (0.15) — — (0.15) 49.60 20.60 20.77 0.65 0.65 0.31 0.31 8,681 57
Year ended
May 31, 2024
32.77 0.11 8.54 — 8.65 (0.15) — — (0.15) 41.27 26.42 26.29 0.65 0.65 0.29 0.29 10,523 95
Year ended
May 31, 2023
37.23 (0.06) (4.40) — (4.46) — — — — 32.77 (11.99) (11.60) 0.65 0.65 (0.19) (0.19) 21,789 107
Year ended
May 31, 2022
78.80 0.08 (41.65) — (41.57) — — — — 37.23 (52.75) (52.96) 0.65 0.65 0.13 0.13 21,781 124
Year ended
May 31, 2021
68.72 1.17(n) 10.14 — 11.31 (1.23) — — (1.23) 78.80 16.23 16.41 0.65 0.65 1.36 (n) 1.36 (n) 100,467 77

198 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Year ended
May 31, 2025
$ 40.18 $ 0.45 $ 2.73 $ — $ 3.18 $ (0.37) $ (0.99) $ — $ (1.36) $ 42.00 7.99% 8.10% 2.21% 0.75% (0.38) % 1.08% $ 10,499 231%
Year ended
May 31, 2024
38.34 0.81 1.91 0.01 2.73 (0.89) — — (0.89) 40.18 7.15 7.13 1.83 0.75 0.96 2.05 10,045 283
Year ended
May 31, 2023
40.24 0.37 (1.98) — (1.61) (0.29) — — (0.29) 38.34 (4.01) (4.60) 1.45 0.75 0.23 0.93 13,420 235
Year ended
May 31, 2022
40.82 0.05 (0.48) — (0.43) (0.15) — — (0.15) 40.24 (1.07) (0.90) 1.19 0.75 (0.31) 0.13 70,416 262
Year ended
May 31, 2021
37.64 0.26 3.01 — 3.27 (0.09) — — (0.09) 40.82 8.72 8.91 1.68 0.75 (0.27) 0.65 42,863 315
Metaverse ETF
Year ended
May 31, 2025
42.03 0.41 7.32 — 7.73 (0.37) — — (0.37) 49.39 18.47 18.69 0.58 0.58 0.89 0.89 5,433 51
Year ended
May 31, 2024
36.44 0.30 5.57 — 5.87 (0.28) — — (0.28) 42.03 16.21 16.07 0.58 0.58 0.77 0.77 5,885 55
Year ended
May 31, 2023
35.55 0.18 0.86 ( i ) — 1.04 (0.13) — (0.02) (0.15) 36.44 2.97 2.94 0.58 0.58 0.55 0.55 6,195 67
March 15, 2022*
through May 31,
2022
40.00 (0.03) (4.42) — (4.45) — — — — 35.55 (11.12) (11.10) 0.58 0.58 (0.32) (0.32) 7,822 20
*
Commencement of investment operations.

199 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Year ended
May 31, 2025
$ 38.35 $ 0.81 $ 4.27 $ — $ 5.08 $ (0.99) $ — $ — $ (0.99) $ 42.44 13.57% 13.23% 0.50% 0.50% 2.05% 2.05% $ 70,448 40%
Year ended
May 31, 2024
36.98 0.79 1.47 — 2.26 (0.89) — — (0.89) 38.35 6.20 6.00 0.50 0.50 2.13 2.13 76,312 36
Year ended
May 31, 2023
37.29 0.71 (0.39) — 0.32 (0.63) — — (0.63) 36.98 1.00 1.46 0.50 0.50 1.99 1.99 93,186 27
Year ended
May 31, 2022
46.06 0.69 (8.12) — (7.43) (1.34) — — (1.34) 37.29 (16.64) (16.70) 0.50 0.50 1.57 1.57 107,402 44
Year ended
May 31, 2021
36.18 0.79 9.73 — 10.52 (0.64) — — (0.64) 46.06 29.37 29.46 0.50 0.50 1.90 1.90 138,649 57
MSCI Emerging Markets Dividend Growers ETF
Year ended
May 31, 2025
43.99 1.62 0.66 — 2.28 (1.23) — — (1.23) 45.04 5.23 4.95 0.60 0.60 3.68 3.68 7,882 49
Year ended
May 31, 2024
45.47 0.93 (1.61) — (0.68) (0.80) — — (0.80) 43.99 (1.49) (1.65) 0.60 0.60 2.10 2.10 12,536 82
Year ended
May 31, 2023
50.50 1.08 (4.52) — (3.44) (1.59) — — (1.59) 45.47 (6.75) (6.11) 0.60 0.60 2.32 2.32 16,143 68
Year ended
May 31, 2022
62.02 1.17 (11.39) — (10.22) (1.30) — — (1.30) 50.50 (16.72) (18.25) 0.60 0.60 2.06 2.06 17,424 67
Year ended
May 31, 2021
45.70 1.73 16.35 — 18.08 (1.76) — — (1.76) 62.02 40.52 41.04 0.60 0.60 3.16 3.16 22,637 78

200 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Year ended
May 31, 2025
$ 48.60 $ 0.97 $ 5.00 $ — $ 5.97 $ (0.94) $ — $ — $ (0.94) $ 53.63 12.49% 13.30% 0.55% 0.55% 1.96% 1.96% $ 8,313 32%
Year ended
May 31, 2024
44.10 0.80 4.59 — 5.39 (0.89) — — (0.89) 48.60 12.42 11.61 0.55 0.55 1.77 1.77 7,047 31
Year ended
May 31, 2023
43.62 0.79 0.41 ( i ) — 1.20 (0.72) — — (0.72) 44.10 2.96 3.43 0.55 0.55 1.91 1.91 8,600 20
Year ended
May 31, 2022
51.67 0.85 (7.66) — (6.81) (1.24) — — (1.24) 43.62 (13.59) (13.73) 0.55 0.55 1.67 1.67 13,739 40
Year ended
May 31, 2021
39.41 0.85 11.96 — 12.81 (0.55) — — (0.55) 51.67 32.81 33.22 0.55 0.55 1.88 1.88 9,559 57
MSCI Transformational Changes ETF
Year ended
May 31, 2025
41.47 0.26 7.00 — 7.26 (0.48) — — (0.48) 48.25 17.59 17.36 0.45 0.45 0.57 0.57 8,444 35
Year ended
May 31, 2024
34.87 0.24 6.63 0.01 6.88 (0.28) — — (0.28) 41.47 19.87 19.84 0.45 0.45 0.64 0.64 8,295 42
Year ended
May 31, 2023
34.91 0.17 0.18 ( i ) — (h) 0.35 (0.39) — — (0.39) 34.87 1.09 1.07 0.45 0.45 0.51 0.51 10,460 28
Year ended
May 31, 2022
43.76 0.13 (8.87) — (8.74) (0.11) — — (0.11) 34.91 (20.03) (20.15) 0.45 0.45 0.31 0.31 29,676 33
October 14, 2020*
through May 31,
2021
40.00 0.12 3.66 — (h) 3.78 (0.02) — — (0.02) 43.76 9.47 9.42 0.45 0.45 0.46 0.46 47,047 44
*
Commencement of investment operations.

201 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Year ended
May 31, 2025
$ 49.50 $ 0.03 $ (10.39) $ — $ (10.36) $ — (h) $ — $ — (h) $ — (h) $ 39.14 (20.92) % (21.43) % 0.58% 0.58% 0.06% 0.06% $ 3,914 45%
Year ended
May 31, 2024
37.37 0.11 12.15 — (h) 12.26 (0.13) — — (0.13) 49.50 32.92 32.91 0.58 0.58 0.25 0.25 6,188 42
Year ended
May 31, 2023
33.96 0.14 3.41 — 3.55 (0.14) — — (0.14) 37.37 10.57 10.69 0.58 0.58 0.45 0.45 2,803 42
October 26, 2021*
through May 31,
2022
40.00 0.04 (6.06) 0.01 (6.01) (0.03) — — (0.03) 33.96 (15.05) (15.09) 0.58 0.58 0.18 0.18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Year ended
May 31, 2025
43.24 0.04 0.48 — 0.52 (0.02) — — (0.02) 43.74 1.21 1.34 0.58 0.58 0.08 0.08 10,936 124
Year ended
May 31, 2024
33.59 (0.01) 9.68 — 9.67 (0.02) — — (0.02) 43.24 28.78 28.80 0.58 0.58 (0.02) (0.02) 12,107 129
Year ended
May 31, 2023
34.22 0.08 (0.58) — (0.50) (0.12) — (0.01) (0.13) 33.59 (1.44) (1.52) 0.58 0.58 0.25 0.25 10,414 144
Year ended
May 31, 2022
42.08 0.01 (7.82) — (7.81) (0.05) — — (0.05) 34.22 (18.60) (18.68) 0.58 0.58 0.03 0.03 18,477 168
May 18, 2021*
through May 31,
2021
40.00 0.04 2.04 — 2.08 — — — — 42.08 5.20 5.25 0.58 0.58 2.90 2.90 4,208 —
*
Commencement of investment operations.

202 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nasdaq-100 High Income ETF
Year ended
May 31, 2025
$ 40.86 $ 0.20 $ 3.56 $ — $ 3.76 $ (4.46) $ (0.35) $ (1.12) $ (5.93) $ 38.69 9.91% 10.01% 0.55% 0.55% 0.49% 0.49% $ 151,287 70%
March 18, 2024*
through May 31,
2024
40.00 0.04 1.18 — 1.22 (0.36) — — (0.36) 40.86 3.10 3.03 0.55 0.55 0.52 0.52 22,881 3
On-Demand ETF
Year ended
May 31, 2025
27.93 (0.06) 10.52 — 10.46 — — — — 38.39 37.43 36.88 0.58 0.58 (0.18) (0.18) 1,919 36
Year ended
May 31, 2024
22.05 (0.06) 6.13 — 6.07 (0.19) — — (0.19) 27.93 27.67 28.09 0.58 0.58 (0.25) (0.25) 698 31
Year ended
May 31, 2023
21.73 (0.07) 0.39 — 0.32 — — — — 22.05 1.46 1.67 0.58 0.58 (0.35) (0.35) 551 42
October 26, 2021*
through May 31,
2022
40.00 (0.05) (18.22) 0.01 (18.26) (0.01) — — (0.01) 21.73 (45.66) (46.02) 0.58 0.58 (0.30) (0.30) 1,087 35
*
Commencement of investment operations.

203 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Online Retail ETF
Year ended
May 31, 2025
$ 40.49 $ 0.06 $ 7.78 $ — $ 7.84 $ (0.10) $ — $ — $ (0.10) $ 48.23 19.40% 19.33% 0.58% 0.58% 0.14% 0.14% $ 76,197 59%
Year ended
May 31, 2024
29.40 0.10 11.04 — 11.14 (0.05) — — (0.05) 40.49 37.88 37.84 0.58 0.58 0.28 0.28 98,786 81
Year ended
May 31, 2023
34.86 (0.07) (5.39) — (5.46) — — — — 29.40 (15.68) (15.69) 0.58 0.58 (0.21) (0.21) 93,778 97
Year ended
May 31, 2022
75.70 0.17 (41.01) — (40.84) — — — — 34.86 (53.95) (53.95) 0.58 0.58 0.27 0.27 321,103 113
Year ended
May 31, 2021
47.31 0.63 28.70 — 29.33 (0.94) — — (0.94) 75.70 62.18 62.54 0.58 0.58 0.84 0.84 1,052,262 91
Pet Care ETF
Year ended
May 31, 2025
53.59 0.35 5.72 — 6.07 (0.42) — — (0.42) 59.24 11.40 11.51 0.50 0.50 0.64 0.64 62,202 58
Year ended
May 31, 2024
47.74 0.22 5.82 — 6.04 (0.19) — — (0.19) 53.59 12.70 12.26 0.50 0.50 0.44 0.44 71,004 72
Year ended
May 31, 2023
56.85 0.21 (9.07) — (8.86) (0.25) — — (0.25) 47.74 (15.58) (15.40) 0.50 0.50 0.42 0.42 90,702 38
Year ended
May 31, 2022
77.76 0.17 (20.92) — (20.75) (0.16) — — (0.16) 56.85 (26.74) (26.76) 0.50 0.50 0.23 0.23 173,388 49
Year ended
May 31, 2021
47.27 0.16 30.44 — 30.60 (0.11) — — (0.11) 77.76 64.79 64.24 0.50 0.50 0.23 0.23 303,265 45

204 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell 2000 Dividend Growers ETF
Year ended
May 31, 2025
$ 63.54 $ 1.77 $ 0.93 $ — $ 2.70 $ (1.89) $ — $ — $ (1.89) $ 64.35 4.24% 4.13% 0.40% 0.40% 2.63% 2.63% $ 648,018 38%
Year ended
May 31, 2024
56.74 1.81 6.74 — 8.55 (1.75) — — (1.75) 63.54 15.22 15.25 0.40 0.40 2.98 2.98 761,151 44
Year ended
May 31, 2023
62.40 1.61 (5.72) — (4.11) (1.55) — — (1.55) 56.74 (6.67) (6.58) 0.40 0.40 2.63 2.63 776,831 33
Year ended
May 31, 2022
67.03 1.45 (4.66) — (3.21) (1.42) — — (1.42) 62.40 (4.80) (4.94) 0.40 0.40 2.27 2.27 864,913 58
Year ended
May 31, 2021
49.66 1.27 17.27 — 18.54 (1.17) — — (1.17) 67.03 38.00 38.03 0.40 0.40 2.23 2.23 924,290 60
Russell 2000 High Income ETF
September 4,
2024* through May
31, 2025
40.00 0.28 (1.09) — (0.81) (4.48) (0.02) — (4.50) 34.69 (2.26) (2.01) 0.55 0.55 1.00 1.00 45,103 33
*
Commencement of investment operations.

205 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell U.S. Dividend Growers ETF
Year ended
May 31, 2025
$ 46.66 $ 1.18 $ 0.69 $ — $ 1.87 $ (1.32) $ — $ — $ (1.32) $ 47.21 4.03% 4.09% 0.35% 0.35% 2.47% 2.47% $ 4,249 21%
Year ended
May 31, 2024
44.28 1.13 2.40 — 3.53 (1.15) — — (1.15) 46.66 8.02 8.05 0.35 0.35 2.46 2.46 7,466 22
Year ended
May 31, 2023
47.21 1.07 (2.90) — (1.83) (1.10) — — (1.10) 44.28 (3.90) (3.98) 0.35 0.35 2.32 2.32 10,628 22
Year ended
May 31, 2022
48.73 1.00 (1.39) — (0.39) (1.13) — — (1.13) 47.21 (0.79) (0.82) 0.35 0.35 2.07 2.07 13,692 21
Year ended
May 31, 2021
36.25 0.98 12.49 — 13.47 (0.99) — — (0.99) 48.73 37.80 37.79 0.35 0.35 2.36 2.36 28,262 22
S&P 500
®
Dividend Aristocrats ETF
Year ended
May 31, 2025
98.08 2.10 2.30 — 4.40 (2.12) — — (2.12) 100.36 4.51 4.55 0.35 0.35 2.07 2.07 11,476,368 20
Year ended
May 31, 2024
87.64 2.00 10.47 — 12.47 (2.03) — — (2.03) 98.08 14.35 14.27 0.35 0.35 2.13 2.13 11,808,758 21
Year ended
May 31, 2023
91.95 1.90 (4.46) — (2.56) (1.75) — — (1.75) 87.64 (2.76) (2.71) 0.35 0.35 2.12 2.12 10,731,445 22
Year ended
May 31, 2022
92.20 1.87 (0.28) — 1.59 (1.84) — — (1.84) 91.95 1.72 1.67 0.35 0.35 2.01 2.01 10,243,530 18
Year ended
May 31, 2021
67.00 1.78 25.16 — 26.94 (1.74) — — (1.74) 92.20 40.88 41.10 0.35 0.35 2.26 2.26 8,639,244 21

206 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Energy ETF
Year ended
May 31, 2025
$ 56.49 $ 0.72 $ 7.34 $ — $ 8.06 $ (0.72) $ — $ — $ (0.72) $ 63.83 14.31% 14.47% 0.13% 0.09% 1.12% 1.17% $ 63,826 4%
Year ended
May 31, 2024†
44.67 0.68 11.80 — 12.48 (0.66) — — (0.66) 56.49 28.16 28.02 0.13 0.09 1.31 1.35 50,842 4
Year ended
May 31, 2023†
43.88 0.64 0.77 — 1.41 (0.62) — — (0.62) 44.67 3.35 3.47 0.13 0.09 1.48 1.52 35,293 4
Year ended
May 31, 2022†
45.54 0.52 (1.67) — (1.15) (0.51) — — (0.51) 43.88 (2.61) (2.71) 0.23 0.21 1.08 1.09 25,892 2
Year ended
May 31, 2021†
32.97 0.48 12.56 — 13.04 (0.47) — — (0.47) 45.54 39.88 39.84 0.27 0.27 1.21 1.21 25,047 8
S&P 500
®
Ex-Financials ETF
Year ended
May 31, 2025
57.02 0.70 5.92 — 6.62 (0.72) — — (0.72) 62.92 11.65 11.81 0.13 0.09 1.11 1.15 59,779 7
Year ended
May 31, 2024†
45.17 0.69 11.77 — 12.46 (0.61) — — (0.61) 57.02 27.78 27.61 0.13 0.09 1.30 1.34 60,443 4
Year ended
May 31, 2023†
43.57 0.68 1.49 — 2.17 (0.57) — — (0.57) 45.17 5.11 4.99 0.13 0.09 1.56 1.60 37,490 8
Year ended
May 31, 2022†
44.05 0.52 (0.50) — 0.02 (0.50) — — (0.50) 43.57 (0.03) 0.00 (o) 0.23 0.21 1.10 1.12 8,279 3
Year ended
May 31, 2021†
32.48 0.48 11.53 — 12.01 (0.44) — — (0.44) 44.05 37.22 37.03 0.27 0.27 1.23 1.23 7,488 5

207 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Health Care ETF
Year ended
May 31, 2025
$ 56.23 $ 0.73 $ 8.23 $ — $ 8.96 $ (0.73) $ — $ — $ (0.73) $ 64.46 15.99% 16.18% 0.13% 0.09% 1.15% 1.19% $ 29,650 4%
Year ended
May 31, 2024†
43.76 0.70 12.41 — 13.11 (0.64) — — (0.64) 56.23 30.19 30.03 0.13 0.09 1.36 1.40 20,806 4
Year ended
May 31, 2023†
42.94 0.70 0.79 — 1.49 (0.67) — — (0.67) 43.76 3.65 3.68 0.13 0.09 1.64 1.68 16,191 5
Year ended
May 31, 2022†
44.28 0.54 (1.30) — (0.76) (0.58) — — (0.58) 42.94 (1.83) (1.88) 0.23 0.21 1.15 1.16 3,865 3
Year ended
May 31, 2021†
31.44 0.54 12.85 — 13.39 (0.55) — — (0.55) 44.28 43.08 43.07 0.27 0.27 1.39 1.39 3,985 29
S&P 500
®
Ex-Technology ETF
Year ended
May 31, 2025
83.87 1.40 9.37 — 10.77 (1.25) — — (1.25) 93.39 12.92 13.03 0.13 0.09 1.50 1.54 207,331 5
Year ended
May 31, 2024
68.66 1.33 15.05 — 16.38 (1.17) — — (1.17) 83.87 24.05 24.01 0.13 0.09 1.68 1.73 52,836 8
Year ended
May 31, 2023
71.84 1.33 (3.27) — (1.94) (1.24) — — (1.24) 68.66 (2.63) (2.68) 0.13 0.09 1.89 1.93 30,209 6
Year ended
May 31, 2022
73.72 1.07 (1.94) — (0.87) (1.01) — — (1.01) 71.84 (1.25) (1.32) 0.22 0.21 1.39 1.41 9,340 4
Year ended
May 31, 2021
53.97 0.96 19.79 — 20.75 (1.00) — — (1.00) 73.72 38.92 38.98 0.27 0.27 1.48 1.48 7,372 15

208 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
High Income ETF
Year ended
May 31, 2025
$ 42.47 $ 0.38 $ 3.27 $ — $ 3.65 $ (5.57) $ — $ — $ (5.57) $ 40.55 8.87% 8.97% 0.56% 0.56% 0.89% 0.89% $ 810,694 29%
December 18,
2023* through May
31, 2024
40.00 0.17 3.77 — 3.94 (1.47) — — (1.47) 42.47 10.03 10.00 0.55 0.55 0.92 0.92 149,072 7
S&P Global Core Battery Metals ETF
Year ended
May 31, 2025
31.16 0.45 (4.00) — (3.55) (0.43) — — (0.43) 27.18 (11.38) (12.28) 0.58 0.58 1.68 1.68 2,718 54
Year ended
May 31, 2024
35.56 0.64 (4.29) — (3.65) (0.75) — — (0.75) 31.16 (10.46) (10.11) 0.58 0.58 2.01 2.01 2,337 56
November 29,
2022* through May
31, 2023
40.00 0.39 (4.82) 0.04 (4.39) (0.05) — — (0.05) 35.56 (10.98) (11.26) 0.58 0.58 2.00 2.00 2,667 16
*
Commencement of investment operations.

209 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Cleantech ETF
Year ended
May 31, 2025
$ 25.09 $ 0.09 $ (5.83) $ — $ (5.74) $ (0.14) $ — $ — $ (0.14) $ 19.21 (22.91) % (22.69) % 0.58% 0.58% 0.42% 0.42% $ 1,441 37%
Year ended
May 31, 2024
30.75 0.10 (5.72) — (5.62) (0.04) — — (0.04) 25.09 (18.27) (18.25) 0.58 0.58 0.37 0.37 3,763 37
Year ended
May 31, 2023
30.56 (0.08) 0.27 ( i ) — 0.19 — — — — 30.75 0.63 0.56 0.58 0.58 (0.24) (0.24) 6,150 39
September 29,
2021* through May
31, 2022
40.00 (0.07) (9.37) — (h) (9.44) — — — — 30.56 (23.61) (23.60) 0.58 0.58 (0.27) (0.27) 3,056 40
S&P Kensho Smart Factories ETF
Year ended
May 31, 2025
37.50 0.09 1.91 — 2.00 (0.07) — (0.01) (0.08) 39.42 5.33 5.49 0.58 0.58 0.24 0.24 985 40
Year ended
May 31, 2024
34.63 0.17 2.92 — 3.09 (0.22) — — (0.22) 37.50 8.94 8.84 0.58 0.58 0.46 0.46 937 32
Year ended
May 31, 2023
32.30 0.05 2.38 ( i ) — 2.43 (0.08) — (0.02) (0.10) 34.63 7.53 7.56 0.58 0.58 0.16 0.16 866 26
September 29,
2021* through May
31, 2022
40.00 0.04 (7.74) — (h) (7.70) — — — — 32.30 (19.24) (19.28) 0.58 0.58 0.16 0.16 2,423 42
*
Commencement of investment operations.

210 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P MidCap 400
®
Dividend Aristocrats ETF
Year ended
May 31, 2025
$ 75.73 $ 1.92 $ 5.43 $ — $ 7.35 $ (2.04) $ — $ — $ (2.04) $ 81.04 9.81% 9.82% 0.40% 0.40% 2.39% 2.39% $ 1,768,260 36%
Year ended
May 31, 2024
66.89 1.77 8.77 — 10.54 (1.70) — — (1.70) 75.73 15.93 15.99 0.40 0.40 2.47 2.47 1,530,592 33
Year ended
May 31, 2023
71.95 1.74 (5.13) — (3.39) (1.67) — — (1.67) 66.89 (4.75) (4.79) 0.40 0.40 2.46 2.46 1,515,131 29
Year ended
May 31, 2022
73.38 1.93 (1.47) — 0.46 (1.89) — — (1.89) 71.95 0.71 0.62 0.40 0.40 2.70 2.70 1,105,226 34
Year ended
May 31, 2021
52.54 1.51 20.78 — 22.29 (1.45) — — (1.45) 73.38 43.17 43.37 0.40 0.40 2.45 2.45 1,040,520 31
S&P Technology Dividend Aristocrats ETF
Year ended
May 31, 2025
72.90 0.86 4.73 — 5.59 (0.89) — — (0.89) 77.60 7.71 7.72 0.45 0.45 1.14 1.14 238,242 28
Year ended
May 31, 2024
61.41 0.86 11.45 — 12.31 (0.82) — — (0.82) 72.90 20.17 20.05 0.45 0.45 1.27 1.27 269,017 24
Year ended
May 31, 2023
58.90 0.92 2.50 — 3.42 (0.91) — — (0.91) 61.41 6.01 5.98 0.45 0.45 1.60 1.60 171,956 32
Year ended
May 31, 2022
58.17 0.84 0.64 — 1.48 (0.75) — — (0.75) 58.90 2.48 2.46 0.45 0.45 1.37 1.37 109,560 24
Year ended
May 31, 2021
40.17 0.67 17.93 — 18.60 (0.60) — — (0.60) 58.17 46.67 46.59 0.45 0.45 1.33 1.33 97,734 43

211 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Smart Materials ETF
Year ended
May 31, 2025
$ 33.82 $ 0.54 $ (4.93) $ — $ (4.39) $ (0.50) $ — $ — $ (0.50) $ 28.93 (13.12) % (13.29) % 0.58% 0.58% 1.73% 1.73% $ 1,446 53%
Year ended
May 31, 2024
30.95 0.43 2.74 — 3.17 (0.30) — — (0.30) 33.82 10.26 10.21 0.58 0.58 1.33 1.33 1,691 44
Year ended
May 31, 2023
35.36 0.39 (4.48) — (4.09) (0.32) — — (0.32) 30.95 (11.50) (11.02) 0.58 0.58 1.27 1.27 1,547 45
October 26, 2021*
through May 31,
2022
40.00 0.21 (4.69) 0.01 (4.47) (0.17) — — (0.17) 35.36 (11.20) (11.48) 0.58 0.58 0.93 0.93 1,768 50
Supply Chain Logistics ETF
Year ended
May 31, 2025
40.04 0.65 (1.13) — (0.48) (1.83) — — (1.83) 37.73 (1.24) (1.40) 0.58 0.58 1.66 1.66 943 34
Year ended
May 31, 2024
37.21 1.10 3.63 — 4.73 (1.90) — — (1.90) 40.04 13.00 13.10 0.58 0.58 2.79 2.79 2,002 23
Year ended
May 31, 2023
40.11 1.59 (3.42) — (1.83) (1.07) — — (1.07) 37.21 (4.27) (4.15) 0.58 0.58 4.37 4.37 1,860 20
April 6, 2022*
through May 31,
2022
40.00 0.14 (0.05) 0.02 0.11 — — — — 40.11 0.29 (0.18) 0.58 0.58 2.36 2.36 2,006 10
*
Commencement of investment operations.

212 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
(i) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.
(k) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(l) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(m) Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n) Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(o) Less than 0.005%.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 14.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 213
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

214 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 131 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services
– Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act, except for ProShares DJ Brookfield
Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares In-
vestment Grade-Interest Rate Hedged, ProShares Metaverse ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI
Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational
Changes ETF, ProShares Nasdaq-100 High Income ETF, ProShares Russell 2000 Dividend Growers ETF,  ProShares Russell U.S.
Dividend Growers ETF, ProShares S&P 500
®
Dividend Aristocrats ETF, ProShares S&P 500
®
Ex-Energy ETF, ProShares S&P 500
®
Ex-Financials ETF, ProShares S&P 500
®
Ex-Health Care ETF, ProShares S&P 500
®
Ex-Technology ETF, ProShares S&P 500
®
High
Income ETF and ProShares S&P MidCap 400
®
Dividend Aristocrats ETF.
Each Fund seeks daily investment results, before fees and expenses, that correspond to the daily results (or inverse of the daily results) of its underlying index.
In this reporting period, the Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07,
Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations.
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The NAV of ProShares High Yield – Interest Rate Hedged, ProShares Inflation Expectations ETF and ProShares Investment Grade
– Interest Rate Hedged is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free
Crude Oil ETF (formerly known as ProShares K-1 Free Crude Oil Strategy ETF) is typically calculated as of 2:30 p.m. (Eastern Time)
on each business day when the Cboe BZX Exchange Inc. (“BZX Exchange”) is open for trading. The NAV of each of ProShares MSCI
EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern
Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 215
PROSHARES TRUST
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds held by ProShares K-1 Free Crude Oil ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as
Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typi-
cally categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hier-
archy. If there was no sale on that day, fair valuation procedures as previously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

216 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The following is a summary of the valuations as of May 31, 2025, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 6,771,419 $ — $ — $ — $ — $ — $ — $ – $ — $ — $ 6,771,419 $ –
Decline of the Retail
Store ETF
...
— — — — — — 2,531,888 (120,232) — — 2,531,888 (120,232)
DJ Brookfield Global
Infrastructure ETF 147,106,418 9,315,941 — — — — 489,420 – — — 156,911,779 –
Equities for Rising
Rates ETF
...
9,767,309 — — — — — 5,996 – — — 9,773,305 –
Global Listed Private
Equity ETF
...
13,470,686 1,028,688 — — — — 101,159 – — — 14,600,533 –
Hedge Replication
ETF
......
3,218,613 44 (139,208) —
(a)
16,389,720 — 3,744,291 554,843 — — 23,352,668 415,635
High Yield-Interest
Rate Hedged
..
— 3,045,463 (195,978) — — 157,250,537 8,178,952 – — —
(a)
168,474,952 (195,978)
Inflation Expectations
ETF
......
— — — — 3,998,596 — 20,966,499 (81,000) — — 24,965,095 (81,000)
Investment Grade-
Interest Rate
Hedged
....
— 67,155 (414,459) — — 251,057,773 2,900,216 – — — 254,025,144 (414,459)
K-1 Free Crude Oil
ETF
......
— — (3,169,800) — — — 49,556,360 – — — 49,556,360 (3,169,800)
Large Cap Core Plus 401,743,183 — — — — — 24,547,540 1,151,665 — — 426,290,723 1,151,665
Long Online/Short
Stores ETF
...
7,310,868 342,805 — — — — 832,643 (160,371) — —
(a)
8,486,316 (160,371)
Merger ETF
....
7,382,360 317,331 — — — — 3,089,855 (39,617) (55,177) — 10,789,546 (94,794)
Metaverse ETF
..
5,412,768 203,551 — — — — — – — — 5,616,319 –
MSCI EAFE Dividend
Growers ETF
..
69,295,464 1,865,012 — — — — 332,267 – — — 71,492,743 –
MSCI Emerging
Markets Dividend
Growers ETF
..
7,835,855 76,430 — — — — 190,635 – — —
(a)
8,102,920 –
MSCI Europe
Dividend Growers
ETF
......
8,190,513 194,910 — — — — 66,815 – — — 8,452,238 –
MSCI
Transformational
Changes ETF
..
8,398,536 33,567 — — — — 21,022 – — — 8,453,125 –
Nanotechnology ETF 3,894,598 150,475 — — — — — – — — 4,045,073 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
10,919,361 — — — — — 6,990 – — — 10,926,351 –
Nasdaq-100 High
Income ETF
..
145,807,083 157,162 289,893 — — — 8,018,499 (4,468,681) — — 153,982,744 (4,178,788)
On-Demand ETF
..
1,918,497 107,340 — — — — — – — — 2,025,837 –
Online Retail ETF
.
76,126,629 3,409,569 — — — — 78,828 – — —
(a)
79,615,026 –
Pet Care ETF
...
61,836,699 37,052 — — — — 106,396 – — — 61,980,147 –
Russell 2000 Dividend
Growers ETF
..
646,759,523 5,928,490 — — — — 447,945 – — — 653,135,958 –
Russell 2000 High
Income ETF
..
41,116,544 973,830 14,236 — — — 2,977,921 (702,894) — — 45,068,295 (688,658)
Russell U.S. Dividend
Growers ETF
..
4,237,248 — — — — — 2,603 – — — 4,239,851 –
S&P 500
®
Dividend
Aristocrats ETF
.
11,452,927,731 22,250 — — — — 3,921,715 – — — 11,456,871,696 –
S&P 500
®
Ex-Energy
ETF
......
63,728,425 — — — — — 44,175 – — — 63,772,600 –
S&P 500
®
Ex-
Financials ETF
.
59,614,010 — — — — — 102,583 – — — 59,716,593 –
S&P 500
®
Ex-Health
Care ETF
....
29,580,115 — — — — — 42,507 – — — 29,622,622 –
S&P 500
®
Ex-
Technology ETF 206,921,451 — — — — — 155,536 – — — 207,076,987 –
S&P 500
®
High
Income ETF
..
784,148,724 — 1,130,973 — — — 37,723,561 (23,963,675) — — 821,872,285 (22,832,702)
S&P Global Core
Battery Metals ETF 2,615,747 104,058 — — — — — – — 86,284 2,806,089 –

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 217
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the year ended May 31, 2025, there were no Level 3 securities which are considered quantitatively significant for additional dis-
closure, except as disclosed below.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended May 31, 2025.
# There were no quantitative unobservable inputs significant to the valuation technique that were created by the Advisor. Sig-
nificant fluctuations of any unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global
Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares
MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology
ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Ken-
sho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain
Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in mar-
ket prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
S&P Kensho
Cleantech ETF
.
$ 1,437,712 $ 328,991 $ — $ — $ — $ — $ — $ – $ — $ — $ 1,766,703 $ –
S&P Kensho Smart
Factories ETF
.
983,726 — — — — — — – — — 983,726 –
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
1,764,326,369 34,996,533 — — — — 2,334,170 – — — 1,801,657,072 –
S&P Technology
Dividend
Aristocrats ETF
.
237,770,958 — — — — — 216,207 – — — 237,987,165 –
Smart Materials ETF 1,435,406 — — — — — — – — — 1,435,406 –
Supply Chain
Logistics ETF
..
933,379 — — — — — — – — — 933,379 –
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value
S&P Global Core Battery Metals ETF
Balance as of 05/31/2024 $ –
Net Realized Gain (Loss) from Transactions in investment securities (399)
Change in Unrealized Appreciation/Depreciation from Investment securities (11,936)
Purchases 49,810
Sales (1,741)
Transfers into Level 3 50,550
Transfer out of Level 3 –
Balance as of 05/31/2025 $ 86,284
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 05/31/2025 (11,936)
Asset Type
Fair Value at
May 31, 2025
Valuation
Technique(s)
Unobservable
Input
Common Stocks $ 86,284 Last Traded Price #

218 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 3.50%,
dated
05/30/2025
due
06/02/2025
(a)
Bank of
America
Securities,
Inc., 4.00%,
dated
05/30/2025
due
06/02/2025
(b)
Bank of
America
Securities,
Inc., 4.33%,
dated
05/30/2025
due
06/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.20%, dated
05/30/2025
due
06/02/2025
(d)
BNP Paribas
Securities
Corp.,
4.32%, dated
05/30/2025
due
06/02/2025
(e)
CF Secured,
LLC, 4.32%,
dated
05/30/2025
due
06/02/2025
(f)
Natixis New
York Branch,
4.20%, dated
05/30/2025
due
06/02/2025
(g)
Natixis New
York Branch,
4.33%, dated
05/30/2025
due
06/02/2025
(h)
Total
Decline of the Retail
Store ETF
..
$ 334,884
$ 390,698 $ 195,349 $ 167,441 $ 27,906 $ 578,400 $ 279,070 $ 558,140 $ 2,531,888
DJ Brookfield Global
Infrastructure ETF
64,734
75,523 37,761 32,367 5,394 111,806 53,945 107,890 489,420
Equities for Rising
Rates ETF
..
793
926 463 396 66 1,369 661 1,322 5,996
Global Listed Private
Equity ETF
..
13,380
15,610 7,805 6,690 1,115 23,109 11,150 22,300 101,159
Hedge Replication
ETF
......
495,244
577,785 288,892 247,621 41,270 855,369 412,703 825,407 3,744,291
High Yield-Interest Rate
Hedged
....
1,081,801
1,262,100 631,050 540,900 90,150 1,868,450 901,500 1,803,001 8,178,952
Inflation Expectations
ETF
......
2,773,163
3,235,358 1,617,679 1,386,581 231,097 4,789,713 2,310,969 4,621,939 20,966,499
Investment Grade-
Interest Rate
Hedged
....
383,601
447,535 223,768 191,800 31,967 662,542 319,668 639,335 2,900,216
K-1 Free Crude Oil
ETF
......
6,554,641
7,647,082 3,823,541 3,277,320 546,220 11,320,953 5,462,201 10,924,402 49,556,360
Large Cap Core Plus
3,246,815
3,787,950 1,893,975 1,623,408 270,568 5,607,787 2,705,679 5,411,358 24,547,540
Long Online/Short
Stores ETF
..
110,131
128,485 64,243 55,065 9,178 190,214 91,776 183,551 832,643
Merger ETF
...
408,684
476,798 238,399 204,342 34,057 705,865 340,570 681,140 3,089,855
MSCI EAFE Dividend
Growers ETF
43,948
51,273 25,636 21,974 3,662 75,905 36,623 73,246 332,267
MSCI Emerging
Markets Dividend
Growers ETF
25,215
29,417 14,708 12,608 2,101 43,550 21,012 42,024 190,635
MSCI Europe Dividend
Growers ETF
8,837
10,311 5,155 4,419 736 15,264 7,364 14,729 66,815

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 219
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Fund Name
A
Bank of
America
Securities,
Inc., 3.50%,
dated
05/30/2025
due
06/02/2025
(a)
Bank of
America
Securities,
Inc., 4.00%,
dated
05/30/2025
due
06/02/2025
(b)
Bank of
America
Securities,
Inc., 4.33%,
dated
05/30/2025
due
06/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.20%, dated
05/30/2025
due
06/02/2025
(d)
BNP Paribas
Securities
Corp.,
4.32%, dated
05/30/2025
due
06/02/2025
(e)
CF Secured,
LLC, 4.32%,
dated
05/30/2025
due
06/02/2025
(f)
Natixis New
York Branch,
4.20%, dated
05/30/2025
due
06/02/2025
(g)
Natixis New
York Branch,
4.33%, dated
05/30/2025
due
06/02/2025
(h)
Total
MSCI Transformational
Changes ETF
$ 2,780
$ 3,244 $ 1,622 $ 1,390 $ 232 $ 4,803 $ 2,317 $ 4,634 $ 21,022
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
925
1,079 539 462 77 1,597 770 1,541 6,990
Nasdaq-100 High
Income ETF
.
1,060,578
1,237,341 618,671 530,288 88,382 1,831,794 883,815 1,767,630 8,018,499
Online Retail ETF
10,426
12,164 6,082 5,213 869 18,008 8,689 17,377 78,828
Pet Care ETF
..
14,073
16,418 8,209 7,036 1,173 24,306 11,727 23,454 106,396
Russell 2000 Dividend
Growers ETF
59,248
69,123 34,561 29,624 4,937 102,332 49,373 98,747 447,945
Russell 2000 High
Income ETF
.
393,879
459,525 229,762 196,940 32,823 680,295 328,232 656,465 2,977,921
Russell U.S. Dividend
Growers ETF
344
402 201 172 29 594 287 574 2,603
S&P 500
®
Dividend
Aristocrats ETF
518,711
605,163 302,582 259,355 43,226 895,900 432,259 864,519 3,921,715
S&P 500
®
Ex-Energy
ETF
......
5,843
6,816 3,408 2,922 487 10,092 4,869 9,738 44,175
S&P 500
®
Ex-Financials
ETF
......
13,568
15,830 7,915 6,784 1,131 23,434 11,307 22,614 102,583
S&P 500
®
Ex-Health
Care ETF
...
5,622
6,559 3,280 2,811 469 9,711 4,685 9,370 42,507
S&P 500
®
Ex-
Technology ETF
20,572
24,001 12,000 10,287 1,714 35,531 17,144 34,287 155,536
S&P 500
®
High Income
ETF
......
4,989,560
5,821,152 2,910,577 2,494,779 415,797 8,617,797 4,157,966 8,315,933 37,723,561
S&P MidCap 400
®
Dividend Aristocrats
ETF
......
308,732
360,187 180,094 154,367 25,728 533,231 257,277 514,554 2,334,170
S&P Technology
Dividend Aristocrats
ETF
......
28,597
33,363 16,681 14,299 2,384 49,391 23,831 47,661 216,207
$ 22,979,329 $ 26,809,218 $ 13,404,608 $ 11,489,661 $ 1,914,945 $ 39,689,112 $ 19,149,439 $ 38,298,882 $ 173,735,194
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.50%, due 8/15/2027 to 11/15/2054; U.S. Treasury Notes, 4.63% to 4.75%, due 7/31/2025 to 6/15/2027, which had an aggregate value at the Trust level of $612,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2026 to 11/15/2050; U.S. Treasury Notes, 1.25% to 4.13%, due 2/28/2027 to 3/31/2028, which had an aggregate value at the Trust level of $714,000,011.
(c) U.S. Treasury Bonds, 0% to 6.13%, due 8/15/2025 to 2/15/2055; U.S. Treasury Notes, 2.38% to 2.38%, due 10/15/2028 to 10/15/2028,
which had an aggregate value at the Trust level of $357,000,011.
(d) U.S. Treasury Bills, 0%, due 8/28/2025 to 4/16/2026; U.S. Treasury Notes, 0.13%  to 4.25%, due 10/31/2025 to 7/15/2030, which had an aggregate value at the Trust level of $306,000,005.
(e) U.S. Treasury Bonds, 4.5%, due 2/15/2044, which had an aggregate value at the Trust level of $51,000,074.
(f) U.S. Treasury Bills, 0%, due 7/10/2025; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 5/15/2055; U.S. Treasury Notes, 0.13% to 5%,
due 6/30/2025 to 2/15/2035, which had an aggregate value at the Trust level of $1,057,406,106.
(g) U.S. Treasury Bills, 0%, due 9/25/2025 to 1/22/2026; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 2/15/2050; U.S. Treasury Notes,
0.38% to 4.43%, due 7/31/2025 to 8/15/2033, which had an aggregate value at the Trust level of $510,178,528.
(h) U.S. Treasury Bills, 0%, due 6/26/2025 to 10/30/2025; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 8/15/2054; U.S. Treasury Notes,
0% to 4.88%, due 12/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,020,368,105.

220 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)
REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denom-
inated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral.
The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-pro-
tected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly.
Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management of certain series of the Trust included in this report (i.e. ProShares K-1 Free Crude Oil ETF (the
"Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commod-

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 221
PROSHARES TRUST
ity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a
CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the
Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agree-
ments present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concern-
ing the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio
Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of ap-
proximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Merger ETF
.................
65%

222 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite po-
sition, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency con-
tract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 223
PROSHARES TRUST
to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpar-
ty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2025 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity, commodity and credit.
As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return or inverse return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk.  The primary

224 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF, the primary risk is foreign currency risk. The primary risk for Pro-
Shares K-1 Free Crude Oil ETF is commodity market risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin on
Futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ 419
Decline of the Retail Store
ETF $ 120,651
Hedge Replication ETF
Hedge Replication ETF
599,057
Hedge Replication ETF 183,422
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 195,978
Inflation Expectations ETF
Inflation Expectations ETF
860,825
Inflation Expectations ETF 941,825
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
—
Investment Grade-Interest
Rate Hedged 414,459
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF
915,554
K-1 Free Crude Oil ETF 4,085,354
Large Cap Core Plus
Large Cap Core Plus
8,946,385
Large Cap Core Plus 7,794,720
Long Online/Short Stores ETF
Long Online/Short Stores
ETF
78,982
Long Online/Short Stores
ETF 239,353
Merger ETF
Merger ETF
9,364
Merger ETF 104,158
Nasdaq-100 High Income ETF
Nasdaq-100 High Income
ETF
289,893
Nasdaq-100 High Income
ETF 4,468,681
Russell 2000 High Income ETF
Russell 2000 High Income
ETF
14,236
Russell 2000 High Income
ETF 702,894
S&P 500® High Income ETF
S&P 500
®
High Income
ETF
1,130,973
S&P 500
®
High Income
ETF 23,963,675
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 225
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; (e.g., wash sales, straddles, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to dis-
tribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distri-
butions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumu-
lated earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of ProShares K-1 Free
Crude Oil ETF organized under the laws of the Cayman Islands has a October 31st tax year-end.
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ (1,716,480) $ 1,554,192
Hedge Replication ETF
Hedge Replication ETF (707,562) 603,006
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged (2,015,218) (5,616)
Inflation Expectations ETF
Inflation Expectations ETF (1,766,284) 1,518,655
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate Hedged (981,187) 61,690
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF (8,649,353) (3,787,661)
Large Cap Core Plus
Large Cap Core Plus 7,342,378 307,321
Long Online/Short Stores ETF
Long Online/Short Stores ETF (1,320,913) 1,604,529
Merger ETF
Merger ETF 3,251 30,736
Nasdaq-100 High Income ETF
Nasdaq-100 High Income ETF (456,408) (4,214,661)
Russell 2000 High Income ETF
Russell 2000 High Income ETF
(a)
615,493 (688,658)
S&P 500® High Income ETF
S&P 500
®
High Income ETF 879,911 (22,787,163)
(a) Commencement of investment operations from September 4, 2024 through May 31, 2025.

226 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 303,261 $ — $ — $ 303,261 $ 363,609 $ — $ — $ 363,609
DJ Brookfield Global
Infrastructure ETF
..
5,161,363 — — 5,161,363 5,223,028 — — 5,223,028
Equities for Rising Rates
ETF
.............
455,919 — — 455,919 1,338,038 — — 1,338,038
Global Listed Private
Equity ETF
........
1,345,406 — — 1,345,406 1,083,924 — — 1,083,924
Hedge Replication ETF
1,047,344 — — 1,047,344 992,955 — — 992,955
High Yield-Interest Rate
Hedged
..........
8,866,998 — — 8,866,998 7,274,641 — — 7,274,641
Inflation Expectations
ETF
.............
1,229,524 — — 1,229,524 1,625,131 — — 1,625,131
Investment Grade-
Interest Rate Hedged
14,419,957 — — 14,419,957 16,972,214 — — 16,972,214
K-1 Free Crude Oil ETF
4,696,104 — — 4,696,104 4,398,751 — — 4,398,751
Large Cap Core Plus
..
5,034,124 — — 5,034,124 5,483,302 — — 5,483,302
Long Online/Short Stores
ETF
.............
54,966 — — 54,966 — — — —
Merger ETF
.........
215,453 — — 215,453 198,208 — — 198,208
Metaverse ETF
......
34,842 — — 34,842 40,107 — — 40,107
MSCI EAFE Dividend
Growers ETF
......
1,890,432 — — 1,890,432 1,766,172 — — 1,766,172
MSCI Emerging Markets
Dividend Growers ETF
336,971 — — 336,971 570,153 — — 570,153
MSCI Europe Dividend
Growers ETF
......
135,596 — — 135,596 164,486 — — 164,486
MSCI Transformational
Changes ETF
......
53,824 — — 53,824 210,547 — — 210,547
Nanotechnology ETF
..
6,046 — 33 6,079 9,287 — — 9,287
Nasdaq-100 Dorsey
Wright Momentum ETF
11,568 — — 11,568 29,222 — — 29,222
Nasdaq-100 High
Income ETF
.......
669,750 107,087 2,121,361 2,898,198 — — — —
On-Demand ETF
.....
4,786 — — 4,786 — — — —
Online Retail ETF
....
228,129 — — 228,129 — — — —
Pet Care ETF
.......
354,929 — — 354,929 579,961 — — 579,961
Russell 2000 Dividend
Growers ETF
......
22,043,056 — — 22,043,056 22,677,285 — — 22,677,285
Russell U.S. Dividend
Growers ETF
......
211,431 — — 211,431 264,652 — — 264,652
S&P 500
®
Dividend
Aristocrats ETF
....
255,942,529 — — 255,942,529 237,860,612 — — 237,860,612
S&P 500
®
Ex-Energy ETF
615,463 — — 615,463 464,741 — — 464,741
S&P 500
®
Ex-Financials
ETF
.............
707,538 — — 707,538 293,282 — — 293,282
S&P 500
®
Ex-Health Care
ETF
.............
271,304 — — 271,304 146,802 — — 146,802
S&P 500
®
Ex-Technology
ETF
.............
848,287 — — 848,287 350,685 — — 350,685
S&P 500
®
High Income
ETF
.............
12,097,329 — — 12,097,329 — — — —
S&P Global Core Battery
Metals ETF
.......
43,090 — — 43,090 47,586 — — 47,586
S&P Kensho Cleantech
ETF
.............
21,936 — — 21,936 — — — —
S&P Kensho Smart
Factories ETF
......
2,716 — 305 3,021 3,362 — — 3,362

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 227
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
$ 38,302,962 $ — $ — $ 38,302,962 $ 37,694,884 $ — $ — $ 37,694,884
S&P Technology
Dividend Aristocrats
ETF
.............
3,327,099 — — 3,327,099 2,184,545 — — 2,184,545
Smart Materials ETF
..
21,754 — — 21,754 22,353 — — 22,353
Supply Chain Logistics
ETF
.............
53,248 — — 53,248 79,389 — — 79,389
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (796,862) $ 486,581
Decline of the Retail Store ETF
.......
31,890 — (31,097,848) (1,433,971)
DJ Brookfield Global Infrastructure ETF
.
1,411,500 — (7,717,254) 18,004
Equities for Rising Rates ETF
........
10,843 — (9,054,254) 66,549
Global Listed Private Equity ETF
......
237,600 — (5,401,882) (1,552,363)
Hedge Replication ETF
.............
103,710 — (417,302) 652,930
High Yield-Interest Rate Hedged
......
826,456 — (35,538,799) 82,076
Inflation Expectations ETF
...........
133,464 — (5,048,051) (1,624,282)
Investment Grade-Interest Rate Hedged 1,008,974 — (32,810,705) 221,311
K-1 Free Crude Oil ETF
.............
340,318 — — 1,460,406
Large Cap Core Plus
...............
188,012 — — 117,283,468
Long Online/Short Stores ETF
........
— — (64,576,178) (1,192,768)
Merger ETF
......................
269,729 — — 560,445
Metaverse ETF
...................
4,879 — (725,239) (175,765)
MSCI EAFE Dividend Growers ETF
....
481,160 — (10,938,334) 4,075,175
MSCI Emerging Markets Dividend
Growers ETF
...................
21,501 — (6,332,435) (160,262)
MSCI Europe Dividend Growers ETF
...
8,370 — (1,546,688) 78,374
MSCI Transformational Changes ETF
..
49,626 — (6,928,384) 815,355
Nanotechnology ETF
...............
— — (282,911) 438,250
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (6,037,944) 1,853,088
Nasdaq-100 High Income ETF
........
— — — (846)
On-Demand ETF
..................
— — (637,897) (118,380)
Online Retail ETF
.................
— — (350,551,178) (5,379,840)
Pet Care ETF
....................
— — (75,336,877) (4,048,694)
Russell 2000 Dividend Growers ETF
...
470,053 — (92,714,236) 74,546,117
Russell 2000 High Income ETF
.......
26,883 17,379 — 136,723
Russell U.S. Dividend Growers ETF
....
12,976 — (885,119) 216,282
S&P 500
®
Dividend Aristocrats ETF
....
19,159,557 — (414,832,509) 1,959,581,509
S&P 500
®
Ex-Energy ETF
...........
48,789 — (715,440) 14,584,883
S&P 500
®
Ex-Financials ETF
.........
49,240 — — 13,342,742
S&P 500
®
Ex-Health Care ETF
........
18,349 — (78,754) 6,314,219
S&P 500
®
Ex-Technology ETF
........
75,756 — (715,270) 10,514,093
S&P 500
®
High Income ETF
..........
7,842,942 — — 1,146
S&P Global Core Battery Metals ETF
...
6,715 — (363,279) (461,403)
S&P Kensho Cleantech ETF
.........
237 — (2,042,562) (1,803,924)
S&P Kensho Smart Factories ETF
.....
— — (547,179) 3,749
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
1,963,451 — (2,433,361) 195,183,337
S&P Technology Dividend Aristocrats
ETF
..........................
87,857 — (5,588,009) 37,208,129

228 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the
Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2024:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Smart Materials ETF
...............
$ 918 $ — $ (357,555) $ (155,598)
Supply Chain Logistics ETF
..........
29,904 — (170,899) 55,947
No Expiration Date
A
Big Data Refiners ETF
..........................................................................
$ 780,366
Decline of the Retail Store ETF
...................................................................
31,097,848
DJ Brookfield Global Infrastructure ETF
.............................................................
7,717,254
Equities for Rising Rates ETF
....................................................................
9,054,254
Global Listed Private Equity ETF
..................................................................
5,401,882
Hedge Replication ETF
.........................................................................
417,302
High Yield-Interest Rate Hedged
..................................................................
35,538,799
Inflation Expectations ETF
.......................................................................
5,048,051
Investment Grade-Interest Rate Hedged
............................................................
32,810,705
Long Online/Short Stores ETF
....................................................................
64,576,178
Metaverse ETF
...............................................................................
725,239
MSCI EAFE Dividend Growers ETF
................................................................
10,938,334
MSCI Emerging Markets Dividend Growers ETF
......................................................
6,332,435
MSCI Europe Dividend Growers ETF
...............................................................
1,546,688
MSCI Transformational Changes ETF
..............................................................
6,928,384
Nanotechnology ETF
...........................................................................
282,911
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
6,032,486
On-Demand ETF
..............................................................................
636,160
Online Retail ETF
.............................................................................
350,551,178
Pet Care ETF
................................................................................
75,336,877
Russell 2000 Dividend Growers ETF
...............................................................
92,714,236
Russell U.S. Dividend Growers ETF
................................................................
885,119
S&P 500
®
Dividend Aristocrats ETF
................................................................
414,832,509
S&P 500
®
Ex-Energy ETF
.......................................................................
715,440
S&P 500
®
Ex-Health Care ETF
....................................................................
78,754
S&P 500
®
Ex-Technology ETF
....................................................................
715,270
S&P Global Core Battery Metals ETF
...............................................................
363,279
S&P Kensho Cleantech ETF
.....................................................................
2,042,562
S&P Kensho Smart Factories ETF
.................................................................
547,179
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
2,433,361
S&P Technology Dividend Aristocrats ETF
...........................................................
5,588,009
Smart Materials ETF
...........................................................................
357,555
Supply Chain Logistics ETF
......................................................................
170,899
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF $ 209,635 $ 16,496
DJ Brookfield Global Infrastructure ETF 242,534 —
Equities for Rising Rates ETF 1,712,219 —
Inflation Expectations ETF 1,683,254 —
Long Online/Short Stores ETF 214,885 —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 229
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Merger ETF $ 175,742 $ —
Metaverse ETF 162,693 —
MSCI EAFE Dividend Growers ETF 478,555 —
MSCI Europe Dividend Growers ETF 33,859 —
MSCI Transformational Changes ETF 190,890 —
Nasdaq-100 Dorsey Wright Momentum ETF 1,601,641 5,458
On-Demand ETF 8,348 1,737
Online Retail ETF 4,536,347 —
Pet Care ETF 1,227,335 —
Russell 2000 Dividend Growers ETF 6,521,505 —
Russell U.S. Dividend Growers ETF 3,960 —
S&P 500
®
Dividend Aristocrats ETF 33,770,896 —
S&P 500
®
Ex-Energy ETF 25,032 —
S&P 500
®
Ex-Financials ETF 249,959 —
S&P 500
®
Ex-Health Care ETF 11,729 —
S&P Kensho Smart Factories ETF 61,123 —
Smart Materials ETF 20,466 —

230 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the year ended May 31, 2025, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor”. As of May 31, 2025, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Unitary Fee Funds and their respective unitary fees are as follows:
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0.50% 0.10% $ 60,823 $ 12,165 $ 83,677 0.60 % September 30, 2025
Hedge Replication ETF *
....
0.75 0.10 199,799 26,640 122,667 0.95 September 30, 2025
Inflation Expectations ETF
..
0.55 0.10 122,093 22,199 37,247 0.30 September 30, 2025
Merger ETF *
.............
0.75 0.10 79,909 10,654 64,841 0.75 September 30, 2025
* In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the
Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the
Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 153,246 $ 149,156 $ 150,756 $ 151,194 $ 158,553 $ 103,710 $ 866,615
Hedge Replication ETF
..........
210,955 347,389 428,312 466,047 287,729 228,077 1,968,509
Inflation Expectations ETF
........
213,190 209,329 326,793 279,450 190,547 121,233 1,340,542
Merger ETF
...................
151,118 181,794 260,386 155,469 154,410 103,218 1,006,395

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 231
PROSHARES TRUST
The Advisor has contractually agreed to waive investment advisory and management services fees to the extent total annual op-
erating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through
September 30, 2025 for each of the following funds. For the year ended May 31, 2025, the amounts waived, which are not subject to recoupment, were as follows:
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
Fund
A
Unitary Fee
A
Big Data Refiners ETF
..........................................................................
0.58%
Decline of the Retail Store ETF
....................................................................
0.65
DJ Brookfield Global Infrastructure ETF
.............................................................
0.45
Equities for Rising Rates ETF
.....................................................................
0.35
High Yield-Interest Rate Hedged
..................................................................
0.50
Investment Grade-Interest Rate Hedged
.............................................................
0.30
K-1 Free Crude Oil ETF
.........................................................................
0.65
Large Cap Core Plus
...........................................................................
0.45
Long Online/Short Stores ETF
....................................................................
0.65
Metaverse ETF
................................................................................
0.58
MSCI EAFE Dividend Growers ETF
.................................................................
0.50
MSCI Emerging Markets Dividend Growers ETF
.......................................................
0.60
MSCI Europe Dividend Growers ETF
...............................................................
0.55
MSCI Transformational Changes ETF
...............................................................
0.45
Nanotechnology ETF
...........................................................................
0.58
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
0.58
Nasdaq-100 High Income ETF
....................................................................
0.55
On-Demand ETF
..............................................................................
0.58
Online Retail ETF
..............................................................................
0.58
Pet Care ETF
.................................................................................
0.50
Russell 2000 Dividend Growers ETF
................................................................
0.40
Russell 2000 High Income ETF
....................................................................
0.55
Russell U.S. Dividend Growers ETF
................................................................
0.35
S&P 500
®
Dividend Aristocrats ETF
................................................................
0.35
S&P 500
®
Ex-Energy ETF
........................................................................
0.13
S&P 500
®
Ex-Financials ETF
......................................................................
0.13
S&P 500
®
Ex-Health Care ETF
....................................................................
0.13
S&P 500
®
Ex-Technology ETF
....................................................................
0.13
S&P 500
®
High Income ETF
......................................................................
0.55
S&P Global Core Battery Metals ETF
...............................................................
0.58
S&P Kensho Cleantech ETF
......................................................................
0.58
S&P Kensho Smart Factories ETF
..................................................................
0.58
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
0.40
S&P Technology Dividend Aristocrats ETF
...........................................................
0.45
Smart Materials ETF
............................................................................
0.58
Supply Chain Logistics ETF
......................................................................
0.58
Fund
A
Advisory Fees
Waived
A
S&P 500
®
Ex-Energy ETF
........................................................................
$ (24,787)
S&P 500
®
Ex-Financials ETF
......................................................................
(25,430)
S&P 500
®
Ex-Health Care ETF
....................................................................
(10,407)
S&P 500
®
Ex-Technology ETF
....................................................................
(54,482)

232 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees and expenses”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the year ended May 31, 2025, the cost of securities purchased and proceeds from sales of securities (U.S. government securi-
ties for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were as follows:
Year Ended
May 31, 2025
A
Year Ended
May 31, 2024
A
High Yield-Interest Rate Hedged
.....................................................
$ 22,505 $ 1,538
Inflation Expectations ETF
..........................................................
644 12,149
Investment Grade-Interest Rate Hedged
...............................................
9,401 66,775
Merger ETF
.....................................................................
— 1,796
MSCI Transformational Changes ETF
.................................................
— 1,493
Nanotechnology ETF
..............................................................
— 385
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 2,205,561 $ 2,229,481
DJ Brookfield Global Infrastructure ETF
.................................................
13,951,158 12,229,258
Equities for Rising Rates ETF
........................................................
11,147,354 11,231,212
Global Listed Private Equity ETF
......................................................
2,714,613 2,551,021

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 233
PROSHARES TRUST
12. In-Kind Transactions
During the period ended May 31, 2025, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended May 31, 2025, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
Fund
A
Purchases
A
Sales
A
Hedge Replication ETF
.............................................................
$ 1,798,989 $ 3,728,275
High Yield-Interest Rate Hedged
......................................................
127,849,953 96,765,382
Investment Grade-Interest Rate Hedged
................................................
130,879,378 137,380,800
Large Cap Core Plus
...............................................................
288,737,268 296,738,395
Long Online/Short Stores ETF
........................................................
4,491,131 4,644,248
Merger ETF
......................................................................
20,168,982 23,076,381
Metaverse ETF
...................................................................
2,833,385 2,838,825
MSCI EAFE Dividend Growers ETF
....................................................
28,367,549 29,358,897
MSCI Emerging Markets Dividend Growers ETF
..........................................
4,263,542 7,798,364
MSCI Europe Dividend Growers ETF
...................................................
2,156,819 2,152,157
MSCI Transformational Changes ETF
..................................................
2,876,814 4,084,350
Nanotechnology ETF
...............................................................
2,506,476 2,561,951
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
14,405,307 14,414,625
Nasdaq-100 High Income ETF
........................................................
142,437,354 51,418,928
On-Demand ETF
..................................................................
699,814 439,947
Online Retail ETF
.................................................................
49,414,957 49,666,994
Pet Care ETF
....................................................................
36,851,755 37,444,144
Russell 2000 Dividend Growers ETF
...................................................
268,640,679 269,602,865
Russell 2000 High Income ETF
.......................................................
52,363,945 11,425,135
Russell U.S. Dividend Growers ETF
....................................................
1,278,054 1,320,418
S&P 500
®
Dividend Aristocrats ETF
....................................................
2,382,855,915 2,383,458,610
S&P 500
®
Ex-Energy ETF
...........................................................
2,622,975 2,251,204
S&P 500
®
Ex-Financials ETF
.........................................................
4,024,387 6,252,428
S&P 500
®
Ex-Health Care ETF
........................................................
1,226,386 993,898
S&P 500
®
Ex-Technology ETF
........................................................
10,549,147 7,191,410
S&P 500
®
High Income ETF
..........................................................
383,777,163 128,491,446
S&P Global Core Battery Metals ETF
...................................................
1,557,478 1,398,729
S&P Kensho Cleantech ETF
.........................................................
1,075,529 1,892,234
S&P Kensho Smart Factories ETF
.....................................................
395,708 385,647
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
579,636,692 583,849,225
S&P Technology Dividend Aristocrats ETF
...............................................
72,856,257 73,409,288
Smart Materials ETF
...............................................................
823,025 823,217
Supply Chain Logistics ETF
..........................................................
457,194 581,190
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Big Data Refiners ETF
...........................................................
$ 1,755,677 $ 503,340
DJ Brookfield Global Infrastructure ETF
..............................................
100,426,526 14,724,213
Equities for Rising Rates ETF
.....................................................
5,822,762 575,217
High Yield-Interest Rate Hedged
...................................................
13,564,853 132,434
Investment Grade-Interest Rate Hedged
.............................................
87,068,129 2,948,521
Large Cap Core Plus
............................................................
114,342,876 39,529,041
Long Online/Short Stores ETF
.....................................................
4,449,440 1,016,794
Merger ETF
...................................................................
809,623 23,727
Metaverse ETF
................................................................
1,345,530 352,133
MSCI EAFE Dividend Growers ETF
.................................................
12,316,708 1,882,724
MSCI Emerging Markets Dividend Growers ETF
.......................................
1,225,076 196,785
MSCI Europe Dividend Growers ETF
................................................
978,592 174,594
Nanotechnology ETF
............................................................
911,574 113,092
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
2,212,217 510,330
Nasdaq-100 High Income ETF
.....................................................
17,009,812 1,204,439
Online Retail ETF
..............................................................
41,870,347 10,138,768
Pet Care ETF
.................................................................
21,620,736 4,072,636
Russell 2000 Dividend Growers ETF
................................................
177,870,476 32,662,993
Russell 2000 High Income ETF
....................................................
3,025,125 454,029
Russell U.S. Dividend Growers ETF
.................................................
3,433,775 444,743
S&P 500
®
Dividend Aristocrats ETF
.................................................
1,129,494,230 340,369,179

234 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended May 31, 2025, the fair value of the securities received for subscriptions were as follows:
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consoli-
dated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of Pro-
Shares K-1 Free Crude Oil ETF includes the account of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil ETF, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2025, the net assets of ProShares Cayman Crude Oil Strategy
Portfolio were 17.59% of the net assets of ProShares K-1 Free Crude Oil ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude
Oil ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.
14. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to share splits, as reflected in the following table.
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
S&P 500
®
Ex-Energy ETF
........................................................
$ 1,705,330 $ 717,072
S&P 500
®
Ex-Financials ETF
......................................................
7,575,439 2,231,602
S&P 500
®
Ex-Technology ETF
.....................................................
26,078,686 8,198,992
S&P 500
®
High Income ETF
.......................................................
50,105,402 11,397,350
S&P Kensho Cleantech ETF
......................................................
2,035,162 192,828
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
330,276,278 99,849,956
S&P Technology Dividend Aristocrats ETF
............................................
49,138,498 11,315,693
Supply Chain Logistics ETF
.......................................................
924,982 136,735
Fund
A
Fair Value
A
DJ Brookfield Global Infrastructure ETF
..............................................................
$ 93,700,232
Global Listed Private Equity ETF
...................................................................
2,767,367
High Yield-Interest Rate Hedged
...................................................................
7,775,620
Investment Grade-Interest Rate Hedged
.............................................................
66,966,243
Large Cap Core Plus
............................................................................
57,635,248
Long Online/Short Stores ETF
.....................................................................
931,828
Merger ETF
...................................................................................
899,825
MSCI Europe Dividend Growers ETF
................................................................
1,522,517
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
1,034,789
Nasdaq-100 High Income ETF
.....................................................................
43,021,057
On-Demand ETF
...............................................................................
603,566
Online Retail ETF
..............................................................................
4,230,064
Pet Care ETF
.................................................................................
6,919,383
Russell 2000 Dividend Growers ETF
................................................................
60,105,303
Russell 2000 High Income ETF
....................................................................
7,203,378
S&P 500
®
Dividend Aristocrats ETF
.................................................................
516,353,098
S&P 500
®
Ex-Energy ETF
........................................................................
7,839,438
S&P 500
®
Ex-Financials ETF
......................................................................
3,203,379
S&P 500
®
Ex-Health Care ETF
.....................................................................
5,498,978
S&P 500
®
Ex-Technology ETF
.....................................................................
172,606,223
S&P 500
®
High Income ETF
.......................................................................
426,862,860
S&P Global Core Battery Metals ETF
................................................................
532,875
S&P Kensho Cleantech ETF
......................................................................
1,623,957
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
460,084,057
S&P Technology Dividend Aristocrats ETF
............................................................
3,819,734

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 235
PROSHARES TRUST
15. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in secu-
rities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impos-
sible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of de-
rivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Effective Date
ED
Type of Split
ED
Large Cap Core Plus ..................................................... January 13, 2022 2-for-1 forward stock split
S&P 500
®
Ex-Energy ETF ................................................. April 10, 2024 2-for-1 forward stock split
S&P 500
®
Ex-Financials ETF ............................................... April 10, 2024 2-for-1 forward stock split
S&P 500
®
Ex-Health Care ETF ............................................. April 10, 2024 2-for-1 forward stock split

236 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 237
PROSHARES TRUST
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Breakeven Inflation Investing Risk
ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the perfor-
mance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and dura-
tion-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of infla-
tion” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the under-
lying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil ETF and its
Subsidiary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Fund's and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with its Subsidiary.
Risks Associated with the Use of Crude Oil Futures Contracts
ProShares K-1 Free Crude Oil ETF obtains investment exposure through commodity futures and does not invest directly in physical commodities. ProShares K-1 Free Crude Oil ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as dis-
cussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

238 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Rolling Futures Contract Risk
ProShares K-1 Free Crude Oil ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contan-
go.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 239
PROSHARES TRUST
their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the

240 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 241
PROSHARES TRUST
the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
16. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
17. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
18. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

242 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the forty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (forty of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the finan-
cial position of each of the Funds listed in the table below as of May 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 25, 2025
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Big Data Refiners ETF(a)
Decline of the Retail Store ETF(a)
DJ Brookfield Global Infrastructure ETF(a)
Equities for Rising Rates ETF(a)
Global Listed Private Equity ETF(a)
Hedge Replication ETF(a)
High Yield-Interest Rate Hedged(a)
Inflation Expectations ETF(a)
Investment Grade-Interest Rate Hedged(a)
K-1 Free Crude Oil ETF(a)*
Large Cap Core Plus(a)
Long Online/Short Stores ETF(a)
Merger ETF(a)
Metaverse ETF(a)
MSCI EAFE Dividend Growers ETF(a)
MSCI Emerging Markets Dividend Growers ETF(a)
MSCI Europe Dividend Growers ETF(a)
MSCI Transformational Changes ETF(a)
Nanotechnology ETF(a)
Nasdaq-100 Dorsey Wright Momentum ETF(a)
Nasdaq-100 High Income ETF(b)
On-Demand ETF(a)
Online Retail ETF(a)
Pet Care ETF(a)
Russell 2000 Dividend Growers ETF(a)
Russell 2000 High Income ETF(c)
Russell U.S. Dividend Growers ETF(a)
S&P 500 Dividend Aristocrats ETF(a)
S&P 500 Ex-Energy ETF(a)
S&P 500 Ex-Financials ETF(a)
S&P 500 Ex-Health Care ETF(a)
S&P 500 Ex-Technology ETF(a)
S&P 500 High Income ETF(d)
S&P Global Core Battery Metals ETF(a)
S&P Kensho Cleantech ETF(a)
S&P Kensho Smart Factories ETF(a)
S&P MidCap 400 Dividend Aristocrats ETF(a)
S&P Technology Dividend Aristocrats ETF(a)
Smart Materials ETF(a)
Supply Chain Logistics ETF(a)
(a) Statement of operations for the year ended May 31, 2025 and statement of changes in net assets for the years ended May 31, 2025 and 2024.
(b) Statement of operations for the year ended May 31, 2025, and statement of changes in net assets for the year ended May 31, 2025 and for the period March 18,
2024 (commencement of investment operations) through May 31, 2024.
(c) Statement of operations and statement of changes in net assets for the period September 4, 2024 (commencement of investment operations) through May 31,
2025.
(d) Statement of operations for the year ended May 31, 2025, and statement of changes in net assets for the year ended May 31, 2025 and for the period December
18, 2023 (commencement of investment operations) through May 31, 2024.
* The financial statements are presented on a consolidated basis

MISC. INFORMATION (UNAUDITED) :: 243
PROSHARES TRUST
Federal Tax Information
Pursuant to Section 853 of the Internal Revenue Code, the Funds may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. In addition, these funds have derived net income from foreign countries. For the tax year ended
October 31, 2024, the following funds had foreign tax credit and foreign source income:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2024, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Fund
Foreign
Tax Credit
Foreign
Source Income
MSCI EAFE Dividend Growers ETF
.....................................
$ 164,038 $ 2,264,057
MSCI Emerging Markets Dividend Growers ETF
...........................
144,267 193,262
MSCI Europe Dividend Growers ETF
....................................
17,590 150,439
On-Demand ETF
...................................................
1,340 –
S&P Global Core Battery Metals ETF
....................................
3,581 38,503
Supply Chain Logistics ETF
...........................................
4,164 28,170
Fund
Long-Term
Large Cap Core Plus
................................................
$9,524,327
S&P 500
®
High Income ETF
...........................................
$1,227,221

244 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Russell 2000 High Income ETF (on August 29, 2024) approved by written consent (i) the
Investment Advisory and Management Agreement between the Registrant and ProShare Advisors LLC with respect to the Fund;
(ii) the Rule 12b-1 Distribution Plan with respect to the Fund; and (iii) the Distribution Agreement between the Registrant and SEI
Investments Distribution Co. with respect to the Fund, each as previously approved by the Registrant’s Board of Trustees with respect to the Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
None.

© 2025 ProShare Advisors LLC. All rights reserved.
PSSSAN0525
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
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This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“S&P Merger Arbitrage”, “S&P 500
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”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
MidCap 400
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®
”, “S&P Technology Dividend Aristocrats
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”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-Energy
Index”, “S&P 500
®
Ex-Financials & Real Estate Index”, “S&P 500
®
Ex-Health Care Index”, “S&P 500
®
Ex-Information Technology Index” and
“Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell
2000
®
Dividend Growth Index” and “Russell 3000
®
Dividend Elite Index” are a trademark of Russell Investment Group. “MSCI EAFE Dividend
Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters Index” are service marks of MSCI.
“Credit Suisse 130/30 Large Cap Index
TM
” is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. “Merrill Lynch Factor
Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
TM
” are intellectual property of Merrill Lynch, Pierce,
Fenner & Smith Incorporated
TM
or its affiliates (“BofAML”). “Solactive
®
” is a trademark of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. “LPX
®
Direct Listed Private Equity Index” and “LPX
®
”
are registered trademarks of LPX GmbH. “Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual
Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
“FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by
ProShares. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial Statements and Additional Information
MAY 31, 2025
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services LTL
Ultra Consumer Discretionary UCC
Ultra Consumer Staples UGE
Ultra Dow30
SM
DDM
Ultra Energy DIG
Ultra Financials UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care RXL
Ultra High Yield UJB
Ultra Industrials UXI
Ultra Materials UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology BIB
Ultra Nasdaq Cloud Computing SKYU
Ultra Nasdaq Cybersecurity UCYB
Ultra QQQ QLD
Ultra Real Estate URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology ROM
Ultra Utilities UPW
UltraPro Dow30
SM
UDOW
UltraPro MidCap400 UMDD
UltraPro QQQ TQQQ
UltraPro Russell2000 URTY
UltraPro S&P500
®
UPRO
UltraPro Short 20+ Year Treasury TTT
UltraPro Short Dow30
SM
SDOW
UltraPro Short MidCap400 SMDD
UltraPro Short QQQ SQQQ
UltraPro Short Russell2000 SRTY
UltraPro Short S&P500
®
SPXU
UltraShort 7-10 Year Treasury PST
UltraShort 20+ Year Treasury TBT
UltraShort Consumer Discretionary SCC
UltraShort Consumer Staples SZK
UltraShort Dow30
SM
DXD
UltraShort Energy DUG
UltraShort Financials SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care RXD
UltraShort Industrials SIJ
UltraShort Materials SMN
UltraShort MidCap400 MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging Markets EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq Biotechnology BIS
UltraShort QQQ QID
UltraShort Real Estate SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600 SDD
UltraShort Technology REW
UltraShort Utilities SDP

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1 Schedule of Portfolio Investments
205 Statements of Assets and
Liabilities
223 Statements of Operations
241 Statements of Changes in
Net Assets
269 Financial Highlights
312 Notes to Financial Statements
346 Report of Independent Registered
Public Accounting Firm
347 Miscellaneous Information
348 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2025 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
TBX
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98 .2%
Repurchase Agreements (a) — 81 .8%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $9,960,163
(Cost $9,956,724) $ 9,956,724
$ 9,956,724
U.S. Treasury Obligations (b) — 16 .4%
U.S. Treasury Bills
4.24%, 6/12/2025 (c)
(Cost $1,997,421) 2,000,000 1,997,641
Total Short-Term Investments
(Cost $11,954,145) 11,954,365
Total Investments — 98.2%
(Cost $11,954,145) 11,954,365
Other assets less liabilities — 1.8% 217,104
Net Assets — 100.0% $ 12,171,469
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,818,858.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 213,599
Aggregate gross unrealized depreciation (1,224)
Net unrealized appreciation $ 212,375
Federal income tax cost $ 11,954,145
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 9/19/2025 U.S. Dollar $ 332,719 $ (1,224)
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,113,978) 12/9/2025
Bank of
America NA (3.84)%
ICE U.S. Treasury
7-10 Year Bond Index 20,467 — — 20,467
(7,948,600) 1/13/2026 Citibank NA (3.86)%
ICE U.S. Treasury
7-10 Year Bond Index 171,888 (171,888) — —
(1,824,101) 12/9/2025
Goldman Sachs
International (4.11)%
ICE U.S. Treasury
7-10 Year Bond Index 21,024 — — 21,024
(11,886,679) 213,379
Total Unrealized
Appreciation
213,379
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
TBF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96 .6%
Repurchase Agreements (a) — 24 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $21,261,545
(Cost $21,254,205) $ 21,254,205
$ 21,254,205
U.S. Treasury Obligations (b) — 72 .5%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 10,000,000 9,998,827
4.23%, 7/3/2025 (c) 29,000,000 28,894,805
4.24%, 7/15/2025 (c) 25,000,000 24,874,135
Total U.S. Treasury Obligations
(Cost $63,760,110) 63,767,767
Total Short-Term Investments
(Cost $85,014,315) 85,021,972
Total Investments — 96.6%
(Cost $85,014,315) 85,021,972
Other assets less liabilities — 3.4% 3,031,722
Net Assets — 100.0% $ 88,053,694
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,358,844.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,041,973
Aggregate gross unrealized depreciation (14,413)
Net unrealized appreciation $ 3,027,560
Federal income tax cost $ 85,014,315
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 20 9/19/2025 U.S. Dollar $ 2,262,500 $ (14,413)
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(12,899,096) 12/8/2025
Bank of
America NA (4.03)%
ICE U.S. Treasury
20+ Year Bond Index 463,407 (463,407) — —
(7,120,838) 12/11/2025
Barclays Bank
PLC (4.11)%
ICE U.S. Treasury
20+ Year Bond Index 257,005 (257,005) — —
(22,862,184) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury
20+ Year Bond Index 362,769 (362,769) — —
(19,548,304) 12/8/2025
Goldman Sachs
International (3.91)%
ICE U.S. Treasury
20+ Year Bond Index 812,129 (812,129) — —
(18,999,870) 11/6/2025
Morgan
Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury
20+ Year Bond Index 902,978 (902,978) — —
(5,555,090) 11/6/2025
Societe
Generale (4.01)%
ICE U.S. Treasury
20+ Year Bond Index 236,028 (236,028) — —
(86,985,382) 3,034,316
Total Unrealized
Appreciation
3,034,316
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TBF
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
DOG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .8%
Repurchase Agreements (a) — 21 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $28,635,158
(Cost $28,625,274) $ 28,625,274
$ 28,625,274
U.S. Treasury Obligations (b) — 74 .5%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 75,000,000 74,991,204
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $99,853,383) 99,865,340
Total Short-Term Investments
(Cost $128,478,657) 128,490,614
Total Investments — 95.8%
(Cost $128,478,657) 128,490,614
Other assets less liabilities — 4.2% 5,597,243
Net Assets — 100.0% $ 134,087,857
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,424,568.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,855,647
Aggregate gross unrealized depreciation (5,248,998)
Net unrealized depreciation $ (2,393,351)
Federal income tax cost $ 128,478,657
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 54 6/20/2025 U.S. Dollar $ 11,419,380 $ (121,328)
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(17,415,269) 3/8/2027
Bank of
America NA (5.23)%
Dow Jones Industrial
Average
SM
(576,702) 576,702 — —
(20,078,283) 11/6/2025
Barclays Bank
PLC (4.88)%
Dow Jones Industrial
Average
SM
(3,845,268) 3,436,268 409,000 —
(17,415,269) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
(383,963) — 383,963 —
(14,371,824) 3/8/2027 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(321,737) — 321,737 —
(10,313,897) 11/6/2026
Goldman Sachs
International (4.83)%
Dow Jones Industrial
Average
SM
543,739 (517,557) — 26,182
(23,967,130) 11/6/2026
Societe
Generale (4.93)%
Dow Jones Industrial
Average
SM
1,421,421 (1,421,421) — —
(19,059,659) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
878,530 (851,153) — 27,377
(122,621,331) (2,283,980)
Total Unrealized
Appreciation
2,843,690
Total Unrealized
Depreciation
(5,127,670)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
SHORT DOW30
~
SM
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
DOG
::
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SEF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 107 .6%
Repurchase Agreements (a) — 83 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,849,720
(Cost $8,846,665) $ 8,846,665
$ 8,846,665
U.S. Treasury Obligations (b) — 24 .4%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $2,592,433) 2,600,000 2,592,679
Total Short-Term Investments
(Cost $11,439,098) 11,439,344
Total Investments — 107.6%
(Cost $11,439,098) 11,439,344
Liabilities in excess of other assets — (7.6%) (808,899)
Net Assets — 100.0% $ 10,630,445
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,807,304.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 246
Aggregate gross unrealized depreciation (2,075,193)
Net unrealized depreciation $ (2,074,947)
Federal income tax cost $ 11,439,098
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,585,132) 3/8/2027
Bank of
America NA (4.78)%
S&P Financial Select
Sector Index
f
(49,242) 49,242 — —
(1,371,942) 3/6/2026
Barclays Bank
PLC (4.98)%
S&P Financial Select
Sector Index
f
(485,006) 144,006 341,000 —
(1,937,523) 3/6/2026 BNP Paribas (4.83)%
S&P Financial Select
Sector Index
f
(390,447) 390,447 — —
(1,558,169) 4/15/2027 Citibank NA (4.73)%
S&P Financial Select
Sector Index
f
(121,489) 121,489 — —
(853,388) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Financial Select
Sector Index
f
(140,137) — 78,172 (61,965)
(1,147,465) 3/6/2026
J.P. Morgan
Securities, LLC (4.98)%
S&P Financial Select
Sector Index
f
(126,807) — — (126,807)
(1,370,687) 3/6/2026
Societe
Generale (4.63)%
S&P Financial Select
Sector Index
f
(268,505) 268,505 — —
(795,074) 1/26/2026 UBS AG (4.63)%
S&P Financial Select
Sector Index
f
(493,560) 335,055 34,082 (124,423)
(10,619,380) (2,075,193)
Total Unrealized
Depreciation
(2,075,193)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .9%
Repurchase Agreements (a) — 76 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,476,104
(Cost $2,475,248) $ 2,475,248
$ 2,475,248
U.S. Treasury Obligations (b) — 18 .5%
U.S. Treasury Bills
4.24%, 6/17/2025 (c) 100,000 99,824
4.23%, 7/3/2025 (c) 500,000 498,186
Total U.S. Treasury Obligations
(Cost $597,940) 598,010
Total Short-Term Investments
(Cost $3,073,188) 3,073,258
Total Investments — 94.9%
(Cost $3,073,188) 3,073,258
Other assets less liabilities — 5.1% 165,868
Net Assets — 100.0% $ 3,239,126
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $91,467.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 108,872
Aggregate gross unrealized depreciation (582,659)
Net unrealized depreciation $ (473,787)
Federal income tax cost $ 3,073,188
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(640,301) 11/13/2025
Bank of
America NA (3.63)%
iShares
®
China
Large-Cap ETF
f
(170,904) — 170,904 —
(812,588) 11/13/2025 Citibank NA (1.78)%
iShares
®
China
Large-Cap ETF
f
(86,652) — 86,652 —
(351,346) 11/6/2026
Goldman Sachs
International (3.83)%
iShares
®
China
Large-Cap ETF
f
108,802 (108,802) — —
(626,487) 11/6/2026
Societe
Generale (4.18)%
iShares
®
China
Large-Cap ETF
f
(147,683) — 143,000 (4,683)
(803,764) 11/4/2025 UBS AG (4.43)%
iShares
®
China
Large-Cap ETF
f
(177,420) 91,467 — (85,953)
(3,234,486) (473,857)
Total Unrealized
Appreciation
108,802
Total Unrealized
Depreciation
(582,659)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 104 .1%
Repurchase Agreements (a) — 10 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $10,026,048
(Cost $10,022,587) $ 10,022,587
$ 10,022,587
U.S. Treasury Obligations (b) — 94 .1%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 10,000,000 9,998,827
4.25%, 7/1/2025 (c) 20,000,000 19,932,051
4.23%, 7/3/2025 (c) 40,000,000 39,854,903
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $94,648,588) 94,659,917
Total Short-Term Investments
(Cost $104,671,175) 104,682,504
Total Investments — 104.1%
(Cost $104,671,175) 104,682,504
Liabilities in excess of other assets — (4.1%) (4,169,732)
Net Assets — 100.0% $ 100,512,772
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,777,758.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 30,208
Aggregate gross unrealized depreciation (4,058,784)
Net unrealized depreciation $ (4,028,576)
Federal income tax cost $ 104,671,175
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,178,838) 3/6/2026 BNP Paribas (2.33)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(1,000,127) 1,000,127 — —
(12,053,263) 3/8/2027 Citibank NA (1.78)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
18,879 (18,879) — —
(10,935,451) 11/6/2026
Goldman Sachs
International (1.33)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(141,346) 141,346 — —
(70,620,888) 1/26/2026 UBS AG (4.63)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(2,917,311) 2,917,311 — —
(100,788,440) (4,039,905)
Total Unrealized
Appreciation
18,879
Total Unrealized
Depreciation
(4,058,784)

See accompanying notes to the financial statements.
SHORT HIGH YIELD :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
SJB
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

MAY 31, 2025 :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .9%
Repurchase Agreements (a) — 93 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $5,384,969
(Cost $5,383,108) $ 5,383,108
$ 5,383,108
Total Investments — 93.9%
(Cost $5,383,108) 5,383,108
Other assets less liabilities — 6.1% 347,831
Net Assets — 100.0% $ 5,730,939
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,655
Aggregate gross unrealized depreciation (415,960)
Net unrealized depreciation $ (397,305)
Federal income tax cost $ 5,383,108
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 2 6/20/2025 U.S. Dollar $ 600,820 $ (10,634)
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,695,780) 1/12/2027
Bank of
America NA (5.08)% S&P MidCap 400
®
18,655 — — 18,655
(1,137,523) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(284,697) — 260,000 (24,697)
(1,188,546) 3/8/2027 Citibank NA (4.68)% S&P MidCap 400
®
(117,473) — 117,473 —
(1,104,508) 11/6/2026
Societe
Generale (4.56)% S&P MidCap 400
®
(3,156) — 3,156 —
(5,126,357) (386,671)
Total Unrealized
Appreciation
18,655
Total Unrealized
Depreciation
(405,326)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT MSCI EAFE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
EFZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .5%
Repurchase Agreements (a) — 91 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $11,130,368
(Cost $11,126,527) $ 11,126,527
$ 11,126,527
U.S. Treasury Obligations (b) — 4 .1%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $498,545) 500,000 498,592
Total Short-Term Investments
(Cost $11,625,072) 11,625,119
Total Investments — 95.5%
(Cost $11,625,072) 11,625,119
Other assets less liabilities — 4.5% 543,044
Net Assets — 100.0% $ 12,168,163
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $487,924.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 47
Aggregate gross unrealized depreciation (1,548,304)
Net unrealized depreciation $ (1,548,257)
Federal income tax cost $ 11,625,072
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(698,830) 11/13/2025 Citibank NA (4.13)%
iShares
®
MSCI EAFE
ETF
f
(133,721) 133,721 — —
(4,956,985) 11/6/2026
Goldman Sachs
International (4.18)%
iShares
®
MSCI EAFE
ETF
f
(369,704) — 369,704 —
(1,243,772) 11/6/2026
Societe
Generale (3.78)%
iShares
®
MSCI EAFE
ETF
f
(452,830) — 374,371 (78,459)
(5,302,779) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI EAFE
ETF
f
(592,049) — 592,049 —
(12,202,366) (1,548,304)
Total Unrealized
Depreciation
(1,548,304)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
EUM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .7%
Repurchase Agreements (a) — 28 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,579,120
(Cost $4,577,540) $ 4,577,540
$ 4,577,540
U.S. Treasury Obligations (b) — 61 .5%
U.S. Treasury Bills
4.25%, 7/1/2025 (c)
(Cost $9,964,833) 10,000,000 9,966,026
Total Short-Term Investments
(Cost $14,542,373) 14,543,566
Total Investments — 89.7%
(Cost $14,542,373) 14,543,566
Other assets less liabilities — 10.3% 1,669,023
Net Assets — 100.0% $ 16,212,589
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $84,812.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,193
Aggregate gross unrealized depreciation (726,229)
Net unrealized depreciation $ (725,036)
Federal income tax cost $ 14,542,373
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,223,562) 11/6/2026
Bank of
America NA (4.28)%
iShares
®
MSCI
Emerging Markets
ETF
f
(117,968) — 117,968 —
(2,080,587) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(258,064) — 258,064 —
(1,016,636) 11/6/2026
Goldman Sachs
International (3.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(23,313) — 23,313 —
(4,787,169) 11/6/2026
Societe
Generale (4.13)%
iShares
®
MSCI
Emerging Markets
ETF
f
(232,389) — 232,389 —
(2,051,470) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
(94,495) — 94,495 —
(16,159,424) (726,229)
Total Unrealized
Depreciation
(726,229)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
PSQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 126 .2%
Repurchase Agreements (a) — 8 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $51,083,203
(Cost $51,065,569) $ 51,065,569
$ 51,065,569
U.S. Treasury Obligations (b) — 117 .3%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 50,000,000 49,982,308
4.25%, 6/10/2025 (c) 75,000,000 74,929,500
4.25%, 6/24/2025 (c) 50,000,000 49,870,750
4.25%, 6/26/2025 (c) 250,000,000 249,296,043
4.25%, 7/1/2025 (c) 75,000,000 74,745,193
4.23%, 7/3/2025 (c) 50,000,000 49,818,628
4.25%, 7/10/2025 (c) 100,000,000 99,554,556
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $672,991,568) 673,071,114
Total Short-Term Investments
(Cost $724,057,137) 724,136,683
Total Investments — 126.2%
(Cost $724,057,137) 724,136,683
Liabilities in excess of other assets — (26.2%) (150,363,221)
Net Assets — 100.0% $ 573,773,462
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $173,178,510.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,951,869
Aggregate gross unrealized depreciation (140,298,637)
Net unrealized depreciation $ (134,346,768)
Federal income tax cost $ 724,057,137
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 153 6/20/2025 U.S. Dollar $ 65,412,855 $ (3,042,098)

See accompanying notes to the financial statements.
MAY 31, 2025 :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
PSQ
::
Swap Agreements
a
Short QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(24,712,866) 3/8/2027
Bank of
America NA (5.18)% Nasdaq-100 Index
®
111,634 (13,972) — 97,662
(90,805,912) 11/6/2025
Barclays Bank
PLC (4.88)% Nasdaq-100 Index
®
(56,014,755) 56,014,755 — —
(42,746,003) 11/6/2025 BNP Paribas (5.03)% Nasdaq-100 Index
®
(37,499,454) 37,499,454 — —
(26,078,690) 11/6/2025 Citibank NA (5.08)% Nasdaq-100 Index
®
(21,950,230) 21,950,230 — —
(55,550,597) 11/6/2026
Goldman Sachs
International (4.83)% Nasdaq-100 Index
®
(1,247,320) 1,247,320 — —
(19,697,734) 4/6/2027
J.P. Morgan
Securities, LLC (4.88)% Nasdaq-100 Index
®
(10,353,281) 10,353,281 — —
(28,447,540) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(956,054) 956,054 — —
(69,785,037) 4/6/2027
Nomura Global
Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(7,051,679) 7,051,679 — —
(40,611,904) 11/6/2026
Societe
Generale (4.98)% Nasdaq-100 Index
®
5,760,689 (5,627,111) (133,578) —
(109,921,635) 11/6/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(2,183,766) 2,183,766 — —
(508,357,918) (131,384,216)
Total Unrealized
Appreciation
5,872,323
Total Unrealized
Depreciation
(137,256,539)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT REAL ESTATE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
REK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103.8%
Repurchase Agreements (a) — 63.7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $7,294,040
(Cost $7,291,523) $ 7,291,523
$ 7,291,523
U.S. Treasury Obligations (b) — 40.1%
U.S. Treasury Bills
4.26%, 6/17/2025 (c)
(Cost $4,591,407) 4,600,000 4,591,873
Total Short-Term Investments
(Cost $11,882,930) 11,883,396
Total Investments — 103.8%
(Cost $11,882,930) 11,883,396
Liabilities in excess of other assets — (3.8%) (440,125)
Net Assets — 100.0% $ 11,443,271
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,368,283.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 44,571
Aggregate gross unrealized depreciation (459,578)
Net unrealized depreciation $ (415,007)
Federal income tax cost $ 11,882,930
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,130,001) 3/8/2027
Bank of
America NA (4.83)%
S&P Real Estate
Select Sector Index
f
795 — (795) —
(1,710,837) 3/6/2026 BNP Paribas (4.83)%
S&P Real Estate
Select Sector Index
f
(208,335) 199,647 — (8,688)
(1,632,243) 4/15/2027 Citibank NA (4.78)%
S&P Real Estate
Select Sector Index
f
(122,598) 122,598 — —
(884,993) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Real Estate
Select Sector Index
f
43,310 — — 43,310
(1,908,752) 3/8/2027
Societe
Generale (4.63)%
S&P Real Estate
Select Sector Index
f
(20,754) 20,754 — —
(3,157,444) 3/8/2027 UBS AG (4.63)%
S&P Real Estate
Select Sector Index
f
(107,891) 107,891 — —
(11,424,270) (415,473)
Total Unrealized
Appreciation
44,105
Total Unrealized
Depreciation
(459,578)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
RWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 105 .6%
Repurchase Agreements (a) — 10 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $19,597,421
(Cost $19,590,655) $ 19,590,655
$ 19,590,655
U.S. Treasury Obligations (b) — 94 .7%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 25,900,000 25,890,836
4.25%, 6/10/2025 (c) 100,000,000 99,906,000
4.25%, 6/26/2025 (c) 20,000,000 19,943,683
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $170,594,894) 170,614,655
Total Short-Term Investments
(Cost $190,185,549) 190,205,310
Total Investments — 105.6%
(Cost $190,185,549) 190,205,310
Liabilities in excess of other assets — (5.6%) (10,109,017)
Net Assets — 100.0% $ 180,096,293
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,714,341.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,052,258
Aggregate gross unrealized depreciation (11,658,402)
Net unrealized depreciation $ (7,606,144)
Federal income tax cost $ 190,185,549
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 72 6/20/2025 U.S. Dollar $ 7,445,880 $ (27,463)
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(24,960,783) 11/6/2025
Bank of
America NA (4.73)% Russell 2000
®
Index (1,063,944) 1,063,944 — —
(33,730,118) 11/6/2025
Barclays Bank
PLC (4.78)% Russell 2000
®
Index (8,689,543) 8,689,543 — —
(41,427,048) 1/12/2027 BNP Paribas (4.73)% Russell 2000
®
Index 1,625,755 (1,602,965) — 22,790
(22,396,518) 3/8/2027 Citibank NA (4.58)% Russell 2000
®
Index 36,985 — — 36,985
(4,606,653) 11/6/2026
Goldman Sachs
International (4.48)% Russell 2000
®
Index 688,514 (641,847) — 46,667
(25,022,772) 11/6/2026
Societe
Generale (4.63)% Russell 2000
®
Index (1,877,452) 1,877,452 — —
(20,509,294) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index 1,681,243 (1,447,473) — 233,770
(172,653,186) (7,598,442)
Total Unrealized
Appreciation
4,032,497
Total Unrealized
Depreciation
(11,630,939)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
SHORT RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
RWM
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
SH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 106 .3%
Repurchase Agreements (a) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $86,713,181
(Cost $86,683,247) $ 86,683,247
$ 86,683,247
U.S. Treasury Obligations (b) — 99 .9%
U.S. Treasury Bills
4.26%, 6/3/2025 (c) 275,000,000 274,967,748
4.22%, 6/5/2025 (c) 100,000,000 99,964,617
4.23%, 6/10/2025 (c) 200,000,000 199,812,000
4.24%, 6/12/2025 (c) 90,000,000 89,893,858
4.21%, 6/17/2025 (c) 75,000,000 74,867,500
4.25%, 6/26/2025 (c) 140,000,000 139,605,784
4.23%, 7/3/2025 (c) 180,000,000 179,347,062
4.24%, 7/10/2025 (c) 250,000,000 248,886,390
4.24%, 7/15/2025 (c) 40,000,000 39,798,617
Total U.S. Treasury Obligations
(Cost $1,346,991,481) 1,347,143,576
Total Short-Term Investments
(Cost $1,433,674,728) 1,433,826,823
Total Investments — 106.3%
(Cost $1,433,674,728) 1,433,826,823
Liabilities in excess of other assets — (6.3%) (84,558,097)
Net Assets — 100.0% $ 1,349,268,726
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $194,585,552.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,016,323
Aggregate gross unrealized depreciation (115,767,223)
Net unrealized depreciation $ (114,750,900)
Federal income tax cost $ 1,433,674,728
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 604 6/20/2025 U.S. Dollar $ 178,663,200 $ (7,763,659)

See accompanying notes to the financial statements.
SHORT S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
SH
::
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(196,593,251) 3/8/2027
Bank of
America NA (5.03)% S&P 500
®
(22,044,113) 22,044,113 — —
(94,657,980) 3/6/2026
Barclays Bank
PLC (4.88)% S&P 500
®
(11,263,762) 11,263,762 — —
(191,036,262) 1/12/2027 BNP Paribas (4.93)% S&P 500
®
(11,478,994) 11,478,994 — —
(137,588,673) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(20,184,799) 20,184,799 — —
(179,975,491) 11/6/2026
Goldman Sachs
International (4.83)% S&P 500
®
(12,966,765) 12,966,765 — —
(150,523,451) 4/6/2027
J.P. Morgan
Securities, LLC (4.78)% S&P 500
®
(20,635,613) 20,635,613 — —
(51,183,412) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% S&P 500
®
(1,939,570) 1,939,570 — —
(135,685,109) 11/6/2026
Societe
Generale (4.93)% S&P 500
®
864,228 (864,228) — —
(33,044,621) 4/7/2026 UBS AG (4.85)% S&P 500
®
(7,489,948) 7,489,948 — —
(1,170,288,250) (107,139,336)
Total Unrealized
Appreciation
864,228
Total Unrealized
Depreciation
(108,003,564)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .3%
Repurchase Agreements (a) — 90 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,466,685
(Cost $4,465,143) $ 4,465,143
$ 4,465,143
Total Investments — 90.3%
(Cost $4,465,143) 4,465,143
Other assets less liabilities — 9.7% 481,566
Net Assets — 100.0% $ 4,946,709
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 80,681
Aggregate gross unrealized depreciation (213,853)
Net unrealized depreciation $ (133,172)
Federal income tax cost $ 4,465,143
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,262,467) 11/6/2025
Bank of
America NA (4.83)% S&P SmallCap 600
®
(124,518) — 124,518 —
(1,041,567) 3/8/2027 Citibank NA (4.68)% S&P SmallCap 600
®
18,633 — — 18,633
(1,101,929) 11/6/2026
Societe
Generale (4.38)% S&P SmallCap 600
®
62,048 (56,085) (5,963) —
(1,538,592) 1/26/2026 UBS AG (4.63)% S&P SmallCap 600
®
(89,335) — 89,335 —
(4,944,555) (133,172)
Total Unrealized
Appreciation
80,681
Total Unrealized
Depreciation
(213,853)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 7-10 YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
UST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100 .4%
Repurchase Agreements (a) — 56 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $13,572,046
(Cost $13,567,361) $ 13,567,361
$ 13,567,361
U.S. Treasury Obligations (b) — 43 .9%
U.S. Treasury Bills
4.23%, 6/26/2025 (c) 600,000 598,311
4.24%, 7/15/2025 (c) 10,000,000 9,949,654
Total U.S. Treasury Obligations
(Cost $10,546,676) 10,547,965
Total Short-Term Investments
(Cost $24,114,037) 24,115,326
Total Investments — 100.4%
(Cost $24,114,037) 24,115,326
Liabilities in excess of other assets — (0.4%) (107,352)
Net Assets — 100.0% $ 24,007,974
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $598,313.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,233
Aggregate gross unrealized depreciation (915,204)
Net unrealized depreciation $ (911,971)
Federal income tax cost $ 24,114,037
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 5 9/19/2025 U.S. Dollar $ 554,531 $ 1,944
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
21,942,780 12/8/2025
Bank of
America NA 3.84%
ICE U.S. Treasury
7-10 Year Bond Index (296,208) — 296,208 —
12,462,919 12/11/2025 Citibank NA 4.18%
ICE U.S. Treasury
7-10 Year Bond Index (429,629) 338,471 91,158 —
13,122,576 11/6/2025
Goldman Sachs
International 4.11%
ICE U.S. Treasury
7-10 Year Bond Index (189,367) — 189,367 —
47,528,275 (915,204)
Total Unrealized
Depreciation
(915,204)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
UBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .8%
Repurchase Agreements (a) — 3 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,997,154
(Cost $4,995,429) $ 4,995,429
$ 4,995,429
U.S. Treasury Obligations (b) — 107 .1%
U.S. Treasury Bills
4.25%, 6/10/2025 (c) 25,000,000 24,976,500
4.23%, 6/17/2025 (c) 20,000,000 19,964,667
4.25%, 7/8/2025 (c) 50,000,000 49,789,500
4.24%, 7/15/2025 (c) 50,000,000 49,748,271
Total U.S. Treasury Obligations
(Cost $144,461,114) 144,478,938
Total Short-Term Investments
(Cost $149,456,543) 149,474,367
Total Investments — 110.8%
(Cost $149,456,543) 149,474,367
Liabilities in excess of other assets — (10.8%) (14,568,791)
Net Assets — 100.0% $ 134,905,576
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,700,062.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 43,631
Aggregate gross unrealized depreciation (14,591,059)
Net unrealized depreciation $ (14,547,428)
Federal income tax cost $ 149,456,543
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 36 9/19/2025 U.S. Dollar $ 4,072,500 $ 25,807
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
62,911,768 12/8/2025
Bank of
America NA 4.03%
ICE U.S. Treasury
20+ Year Bond Index (4,395,847) 4,395,847 — —
36,706,375 12/11/2025
Barclays Bank
PLC 4.55%
ICE U.S. Treasury
20+ Year Bond Index (3,127,457) 3,127,457 — —
61,585,776 12/11/2025 Citibank NA 4.25%
ICE U.S. Treasury
20+ Year Bond Index (3,889,733) 3,889,733 — —
66,230,964 11/6/2025
Goldman Sachs
International 3.91%
ICE U.S. Treasury
20+ Year Bond Index (1,263,845) 1,263,845 — —
38,265,891 11/6/2025
Societe
Generale 4.58%
ICE U.S. Treasury
20+ Year Bond Index (1,914,177) 1,914,177 — —
265,700,774 (14,591,059)
Total Unrealized
Depreciation
(14,591,059)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRA 20+ YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
UBT
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
LTL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 67 .2%
Diversified Telecommunication Services — 5.6%
AT&T, Inc. 7,930 $ 220,454
Verizon Communications, Inc. 4,974 218,657
439,111
Entertainment — 21.7%
Electronic Arts, Inc. 1,549 222,715
Live Nation Entertainment, Inc.* 1,753 240,494
Netflix, Inc.* 333 402,008
Take-Two Interactive Software,
Inc.* 1,096 248,003
TKO Group Holdings, Inc.,
Class
a
A 744 117,411
Walt Disney Co. (The) 2,279 257,618
Warner Bros Discovery, Inc.* 21,549 214,843
1,703,092
Interactive Media & Services — 22.5%
Alphabet, Inc., Class
a
A 2,674 459,233
Alphabet, Inc., Class
a
C 2,167 374,566
Match Group, Inc. 2,807 84,041
Meta Platforms, Inc., Class
a
A 1,312 849,507
1,767,347
Media — 14.8%
Charter Communications, Inc.,
Class
a
A* 606 240,140
Comcast Corp., Class
a
A 6,102 210,946
Fox Corp., Class
a
A 2,435 133,779
Fox Corp., Class
a
B 1,475 74,163
Interpublic Group of Cos., Inc.
(The) 4,164 99,769
News Corp., Class
a
A 4,226 119,342
News Corp., Class
a
B 1,249 40,867
Omnicom Group, Inc. 2,197 161,348
Paramount Global, Class
a
B 6,651 80,477
1,160,831
Wireless Telecommunication Services — 2.6%
T-Mobile US, Inc. 843 204,175
Total Common Stocks
(Cost $4,293,874)
5,274,556
Principal
Amount
Short-Term Investments — 9 .9%
Repurchase Agreements (b) — 9 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $778,181
(Cost $777,914) $ 777,914
777,914
Total Investments — 77.1%
(Cost $5,071,788) 6,052,470
Other assets less liabilities — 22.9% 1,800,872
Net Assets — 100.0% $ 7,853,342
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $231,801.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,036,929
Aggregate gross unrealized depreciation (1,139,395)
Net unrealized depreciation $ (102,466)
Federal income tax cost $ 5,138,494

See accompanying notes to the financial statements.
ULTRA COMMUNICATION SERVICES :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,189,885 11/6/2026
Bank of
America NA 5.33%
S&P Communication
Services Select
Sector Index
f
(247,118) — 247,118 —
2,826,017 11/6/2026 BNP Paribas 5.23%
S&P Communication
Services Select
Sector Index
f
(242,274) — 242,274 —
1,635,389 11/6/2026
Goldman Sachs
International 5.08%
S&P Communication
Services Select
Sector Index
f
(387,138) — 387,138 —
1,013,040 11/6/2026
Societe
Generale 5.18%
S&P Communication
Services Select
Sector Index
f
(15,687) — 15,687 —
2,786,788 11/6/2026 UBS AG 5.13%
S&P Communication
Services Select
Sector Index
f
(124,225) — 124,225 —
10,451,119 (1,016,442)
Total Unrealized
Depreciation
(1,016,442)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
UCC
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72 .1%
Automobile Components — 0.3%
Aptiv plc* 606 $ 40,487
Automobiles — 14.8%
Ford Motor Co. 10,281 106,717
General Motors Co. 2,628 130,375
Tesla, Inc.* 5,239 1,815,104
2,052,196
Broadline Retail — 16.4%
Amazon.com, Inc.* 10,680 2,189,507
eBay, Inc. 1,265 92,560
2,282,067
Distributors — 0.7%
Genuine Parts Co. 367 46,433
LKQ Corp. 687 27,803
Pool Corp. 101 30,359
104,595
Hotels, Restaurants & Leisure — 18.8%
Airbnb, Inc., Class
a
A* 1,143 147,447
Booking Holdings, Inc. 87 480,147
Caesars Entertainment, Inc.* 561 15,080
Carnival Corp.* 2,767 64,250
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,580 179,286
Darden Restaurants, Inc. 309 66,191
Domino's Pizza, Inc. 91 43,118
DoorDash, Inc., Class
a
A* 896 186,950
Expedia Group, Inc. 326 54,361
Hilton Worldwide Holdings, Inc. 635 157,759
Las Vegas Sands Corp. 908 37,373
Marriott International, Inc.,
Class
a
A 604 159,353
McDonald's Corp. 1,388 435,624
MGM Resorts International* 591 18,705
Norwegian Cruise Line Holdings
Ltd.* 1,161 20,492
Royal Caribbean Cruises Ltd. 654 168,058
Starbucks Corp. 3,000 251,850
Wynn Resorts Ltd. 237 21,458
Yum! Brands, Inc. 737 106,084
2,613,586
Household Durables — 2.6%
DR Horton, Inc. 749 88,427
Garmin Ltd. 406 82,406
Lennar Corp., Class
a
A 617 65,451
Mohawk Industries, Inc.* 138 13,884
NVR, Inc.* 8 56,928
PulteGroup, Inc. 535 52,446
359,542
Leisure Products — 0.2%
Hasbro, Inc. 346 23,082
Investments
Shares Value
Common Stocks (a) (continued)
Specialty Retail — 15.4%
AutoZone, Inc.* 44 $ 164,254
Best Buy Co., Inc. 514 34,068
CarMax, Inc.* 406 26,171
Home Depot, Inc. (The) 1,860 685,019
Lowe's Cos., Inc. 1,491 336,564
O'Reilly Automotive, Inc.* 152 207,860
Ross Stores, Inc. 871 122,018
TJX Cos., Inc. (The) 2,969 376,766
Tractor Supply Co. 1,411 68,292
Ulta Beauty, Inc.* 122 57,518
Williams-Sonoma, Inc. 325 52,572
2,131,102
Textiles, Apparel & Luxury Goods — 2.9%
Deckers Outdoor Corp.* 401 42,313
Lululemon Athletica, Inc.* 296 93,734
NIKE, Inc., Class
a
B 3,120 189,041
Ralph Lauren Corp., Class
a
A 105 29,065
Tapestry, Inc. 547 42,967
397,120
Total Common Stocks
(Cost $9,738,083)
10,003,777
Principal
Amount
Short-Term Investments — 34 .4%
Repurchase Agreements (b) — 16 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,280,279
(Cost $2,279,492) $ 2,279,492
2,279,492
U.S. Treasury Obligations (a) — 18 .0%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 1,500,000 1,499,469
4.25%, 6/24/2025 (c) 500,000 498,708
4.23%, 7/3/2025 (c) 500,000 498,186
Total U.S. Treasury Obligations
(Cost $2,496,079) 2,496,363
Total Short-Term Investments
(Cost $4,775,571) 4,775,855
Total Investments — 106.5%
(Cost $14,513,654) 14,779,632
Liabilities in excess of other assets — (6.5%) (906,102)
Net Assets — 100.0% $ 13,873,530
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,363,013.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.

See accompanying notes to the financial statements.
ULTRA CONSUMER DISCRETIONARY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
UCC
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 840,350
Aggregate gross unrealized depreciation (4,206,419)
Net unrealized depreciation $ (3,366,069)
Federal income tax cost $ 14,641,423
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,162,728 11/6/2026 BNP Paribas 5.23%
S&P Consumer
Discretionary Select
Sector Index
f
(1,090,898) 364,217 726,681 —
5,160,240 11/6/2026
Goldman Sachs
International 5.08%
S&P Consumer
Discretionary Select
Sector Index
f
(1,011,936) — 1,011,936 —
4,587,361 11/6/2026
Societe
Generale 5.28%
S&P Consumer
Discretionary Select
Sector Index
f
(1,000,940) 231,209 769,731 —
4,874,882 11/6/2026 UBS AG 5.13%
S&P Consumer
Discretionary Select
Sector Index
f
(400,504) 339,190 61,314 —
17,785,211 (3,504,278)
Total Unrealized
Depreciation
(3,504,278)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
UGE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 71 .2%
Beverages — 13.2%
Brown-Forman Corp., Class
a
B 786 $ 26,205
Coca-Cola Co. (The) 6,376 459,710
Constellation Brands, Inc.,
Class
a
A 671 119,633
Keurig Dr Pepper, Inc. 5,860 197,306
Molson Coors Beverage Co.,
Class
a
B 743 39,817
Monster Beverage Corp.* 3,021 193,193
PepsiCo, Inc. 2,258 296,814
1,332,678
Consumer Staples Distribution & Retail — 21.9%
Costco Wholesale Corp. 731 760,371
Dollar General Corp. 949 92,290
Dollar Tree, Inc.* 872 78,707
Kroger Co. (The) 2,872 195,956
Sysco Corp. 2,111 154,103
Target Corp. 1,977 185,858
Walgreens Boots Alliance, Inc. 3,095 34,819
Walmart, Inc. 7,144 705,256
2,207,360
Food Products — 12.3%
Archer-Daniels-Midland Co. 2,065 99,678
Bunge Global SA 576 45,014
Campbell's Co. (The) 849 28,900
Conagra Brands, Inc. 2,059 47,130
General Mills, Inc. 2,379 129,084
Hershey Co. (The) 637 102,359
Hormel Foods Corp. 1,255 38,503
J M Smucker Co. (The) 459 51,688
Kellanova 1,160 95,851
Kraft Heinz Co. (The) 3,764 100,612
Lamb Weston Holdings, Inc. 615 34,305
McCormick & Co., Inc.
(Non-Voting) 1,090 79,276
Mondelez International, Inc.,
Class
a
A 4,778 322,467
Tyson Foods, Inc., Class
a
A 1,235 69,358
1,244,225
Household Products — 13.4%
Church & Dwight Co., Inc. 1,061 104,307
Clorox Co. (The) 532 70,160
Colgate-Palmolive Co. 3,418 317,669
Kimberly-Clark Corp. 1,431 205,721
Procter & Gamble Co. (The) 3,861 655,945
1,353,802
Personal Care Products — 2.6%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,010 67,609
Kenvue, Inc. 8,272 197,453
265,062
Tobacco — 7.8%
Altria Group, Inc. 5,371 325,536
Investments
Shares Value
Common Stocks (a) (continued)
Philip Morris International, Inc. 2,560 $ 462,311
787,847
Total Common Stocks
(Cost $7,659,604)
7,190,974
Principal
Amount
Short-Term Investments — 16 .7%
Repurchase Agreements (b) — 10 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,082,724
(Cost $1,082,350) $ 1,082,350
1,082,350
U.S. Treasury Obligations (a) — 6 .0%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 100,000 99,965
4.23%, 7/3/2025 (c) 500,000 498,186
Total U.S. Treasury Obligations
(Cost $598,081) 598,151
Total Short-Term Investments
(Cost $1,680,431) 1,680,501
Total Investments — 87.9%
(Cost $9,340,035) 8,871,475
Other assets less liabilities — 12.1% 1,223,713
Net Assets — 100.0% $ 10,095,188
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $670,809.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 166,616
Aggregate gross unrealized depreciation (724,078)
Net unrealized depreciation $ (557,462)
Federal income tax cost $ 9,349,490

See accompanying notes to the financial statements.
ULTRA CONSUMER STAPLES :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,902,843 3/8/2027
Bank of
America NA 5.33%
S&P Consumer
Staples Select Sector
Index
f
(97,333) — 97,333 —
4,921,774 3/8/2027
Goldman Sachs
International 5.08%
S&P Consumer
Staples Select Sector
Index
f
35,996 — — 35,996
1,239,422 3/8/2027
Societe
Generale 5.28%
S&P Consumer
Staples Select Sector
Index
f
(5,994) 5,994 — —
2,983,299 3/8/2027 UBS AG 5.13%
S&P Consumer
Staples Select Sector
Index
f
(12,116) — 12,116 —
13,047,338 (79,447)
Total Unrealized
Appreciation
35,996
Total Unrealized
Depreciation
(115,443)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
DDM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 77 .6%
Aerospace & Defense — 2.3%
Boeing Co. (The)* 45,011 $ 9,331,681
Banks — 3.0%
JPMorgan Chase & Co. 45,012 11,883,168
Beverages — 0.8%
Coca-Cola Co. (The) 45,008 3,245,077
Biotechnology — 3.3%
Amgen, Inc. 45,011 12,971,270
Broadline Retail — 2.3%
Amazon.com, Inc.* 45,013 9,228,115
Capital Markets — 6.8%
Goldman Sachs Group, Inc.
(The) 45,011 27,026,855
Chemicals — 4.1%
Sherwin-Williams Co. (The) 45,011 16,150,397
Communications Equipment — 0.7%
Cisco Systems, Inc. 45,010 2,837,430
Consumer Finance — 3.3%
American Express Co. 45,011 13,235,485
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc. 45,008 4,443,190
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 45,007 1,978,508
Entertainment — 1.3%
Walt Disney Co. (The) 45,009 5,087,817
Financial Services — 4.1%
Visa, Inc., Class
a
A 45,011 16,437,567
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc. 45,011 13,589,271
Hotels, Restaurants & Leisure — 3.5%
McDonald's Corp. 45,011 14,126,702
Household Products — 1.9%
Procter & Gamble Co. (The) 45,013 7,647,259
Industrial Conglomerates — 4.2%
3M Co. 45,010 6,677,233
Honeywell International, Inc. 45,013 10,203,097
16,880,330
Insurance — 3.1%
Travelers Cos., Inc. (The) 45,012 12,409,808
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.9%
International Business
Machines Corp. 45,012 $ 11,660,809
Machinery — 3.9%
Caterpillar, Inc. 45,011 15,665,178
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 45,013 6,153,277
Pharmaceuticals — 2.6%
Johnson & Johnson 45,012 6,986,312
Merck & Co., Inc. 45,009 3,458,492
10,444,804
Semiconductors & Semiconductor Equipment — 1.5%
NVIDIA Corp. 45,011 6,082,337
Software — 8.2%
Microsoft Corp. 45,011 20,721,264
Salesforce, Inc. 45,011 11,944,569
32,665,833
Specialty Retail — 4.2%
Home Depot, Inc. (The) 45,011 16,577,101
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc. 45,013 9,040,861
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class
a
B 45,008 2,727,035
Total Common Stocks
(Cost $316,575,155)
309,527,165
Principal
Amount
Short-Term Investments — 16 .0%
Repurchase Agreements (b) — 6 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $27,540,702
(Cost $27,531,194) $ 27,531,194
27,531,194

See accompanying notes to the financial statements.
ULTRA DOW30
~
SM
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9 .1%
U.S. Treasury Bills
4.23%, 6/17/2025 (c) $ 10,400,000 $ 10,381,627
4.25%, 6/24/2025 (c) 10,000,000 9,974,150
4.23%, 6/26/2025 (c) 16,200,000 16,154,383
Total U.S. Treasury Obligations
(Cost $36,506,319) 36,510,160
Total Short-Term Investments
(Cost $64,037,513) 64,041,354
Total Investments — 93.6%
(Cost $380,612,668) 373,568,519
Other assets less liabilities — 6.4% 25,399,995
Net Assets — 100.0% $ 398,968,514
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,184,891.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 54,409,546
Aggregate gross unrealized depreciation (51,858,485)
Net unrealized appreciation $ 2,551,061
Federal income tax cost $ 382,177,450
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 206 6/20/2025 U.S. Dollar $ 43,562,820 $ 2,906,623
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
53,936,609 3/6/2026
Bank of
America NA 5.43%
Dow Jones Industrial
Average
SM
(10,000,175) 482,052 9,518,123 —
80,947,184 11/6/2025
Barclays Bank
PLC 5.28%
Dow Jones Industrial
Average
SM
8,389,416 (8,389,416) — —
73,676,732 4/7/2026 BNP Paribas 5.23%
Dow Jones Industrial
Average
SM
(7,981,599) 3,972,676 4,008,923 —
67,378,492 11/6/2025 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
2,120,528 (1,967,752) (36) 152,740
108,376,350 11/6/2025
Morgan
Stanley & Co.
International plc 5.73%
SPDR
®
Dow Jones
Industrial Average
SM
ETF Trust 15,375,487 (15,375,487) — —
39,268,895 11/6/2026
Societe
Generale 5.23%
Dow Jones Industrial
Average
SM
(1,528,821) 1,528,821 — —
21,261,845 1/26/2026 UBS AG 5.13%
Dow Jones Industrial
Average
SM
1,878,533 (1,699,419) — 179,114
444,846,107 8,253,369
Total Unrealized
Appreciation
27,763,964
Total Unrealized
Depreciation
(19,510,595)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
DDM
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ENERGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
DIG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 78 .1%
Energy Equipment & Services — 5.9%
Baker Hughes Co., Class
a
A 38,253 $ 1,417,274
Halliburton Co. 33,537 656,990
Schlumberger NV 54,120 1,788,666
3,862,930
Oil, Gas & Consumable Fuels — 72.2%
APA Corp. 14,295 243,158
Chevron Corp. 56,102 7,669,143
ConocoPhillips 42,827 3,655,285
Coterra Energy, Inc. 28,453 691,692
Devon Energy Corp. 25,379 767,969
Diamondback Energy, Inc. 7,218 971,182
EOG Resources, Inc. 19,706 2,139,480
EQT Corp. 23,052 1,270,857
Expand Energy Corp. 8,125 943,556
Exxon Mobil Corp. 114,698 11,733,605
Hess Corp. 10,677 1,411,393
Kinder Morgan, Inc. 74,683 2,094,111
Marathon Petroleum Corp. 12,209 1,962,475
Occidental Petroleum Corp. 26,101 1,064,399
ONEOK, Inc. 23,970 1,937,735
Phillips 66 15,955 1,810,573
Targa Resources Corp. 8,425 1,330,560
Texas Pacific Land Corp. 728 811,014
Valero Energy Corp. 12,231 1,577,432
Williams Cos., Inc. (The) 43,498 2,632,064
46,717,683
Total Common Stocks
(Cost $54,673,139)
50,580,613
Principal
Amount
Short-Term Investments — 30 .1%
Repurchase Agreements (b) — 14 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $9,290,733
(Cost $9,287,524) $ 9,287,524
9,287,524
U.S. Treasury Obligations (a) — 15 .8%
U.S. Treasury Bills
4.26%, 6/17/2025 (c) 2,400,000 2,395,760
4.23%, 6/26/2025 (c) 2,800,000 2,792,116
4.23%, 7/3/2025 (c) 1,000,000 996,372
4.25%, 7/8/2025 (c) 4,000,000 3,983,160
Total U.S. Treasury Obligations
(Cost $10,166,254) 10,167,408
Total Short-Term Investments
(Cost $19,453,778) 19,454,932
Total Investments — 108.2%
(Cost $74,126,917) 70,035,545
Liabilities in excess of other assets — (8.2%) (5,301,711)
Net Assets — 100.0% $ 64,733,834
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,152,339.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,620,680
Aggregate gross unrealized depreciation (15,493,782)
Net unrealized depreciation $ (11,873,102)
Federal income tax cost $ 74,927,604

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
DIG
::
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,371,962 11/6/2025
Bank of
America NA 5.33%
S&P Energy Select
Sector Index
f
(4,532,794) 4,532,794 — —
17,400,444 3/8/2027 BNP Paribas 5.23%
S&P Energy Select
Sector Index
f
(1,381,367) 1,381,367 — —
3,181,259 4/15/2027 Citibank NA 5.23%
S&P Energy Select
Sector Index
f
97,853 (97,853) — —
24,941,206 3/8/2027
Goldman Sachs
International 5.08%
S&P Energy Select
Sector Index
f
(1,218,504) 1,218,504 — —
8,734,374 4/15/2027
Societe
Generale 5.28%
S&P Energy Select
Sector Index
f
(202,139) 202,139 — —
13,985,244 4/15/2027 UBS AG 5.13%
S&P Energy Select
Sector Index
f
255,908 (255,908) — —
78,614,489 (6,981,043)
Total Unrealized
Appreciation
353,761
Total Unrealized
Depreciation
(7,334,804)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
UYG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .1%
Banks — 17.7%
Bank of America Corp. 564,295 $ 24,902,338
Citigroup, Inc. 159,971 12,049,016
Citizens Financial Group, Inc. 37,254 1,503,199
Fifth Third Bancorp 57,087 2,180,152
Huntington Bancshares, Inc. 123,893 1,936,448
JPMorgan Chase & Co. 238,291 62,908,824
KeyCorp 84,890 1,346,355
M&T Bank Corp. 14,140 2,582,530
PNC Financial Services Group,
Inc. (The) 33,742 5,864,697
Regions Financial Corp. 77,467 1,660,892
Truist Financial Corp. 112,147 4,429,806
US Bancorp 132,947 5,795,160
Wells Fargo & Co. 280,288 20,959,937
148,119,354
Capital Markets — 17.0%
Ameriprise Financial, Inc. 8,198 4,174,749
Bank of New York Mellon Corp.
(The) 61,162 5,419,565
Blackrock, Inc. 12,407 12,157,495
Blackstone, Inc. 62,377 8,655,433
Cboe Global Markets, Inc. 8,921 2,043,980
Charles Schwab Corp. (The) 145,228 12,829,441
CME Group, Inc. 30,711 8,875,479
Coinbase Global, Inc., Class
a
A* 17,910 4,416,964
FactSet Research Systems, Inc. 3,241 1,485,221
Franklin Resources, Inc. 26,418 571,685
Goldman Sachs Group, Inc.
(The) 26,593 15,967,767
Intercontinental Exchange, Inc. 48,966 8,804,087
Invesco Ltd. 38,180 552,083
KKR & Co., Inc. 57,530 6,987,594
MarketAxess Holdings, Inc. 3,213 695,325
Moody's Corp. 13,192 6,323,189
Morgan Stanley 105,453 13,501,148
MSCI, Inc., Class
a
A 6,618 3,732,684
Nasdaq, Inc. 35,268 2,946,289
Northern Trust Corp. 16,701 1,782,665
Raymond James Financial, Inc. 15,717 2,310,085
S&P Global, Inc. 26,845 13,767,727
State Street Corp. 24,584 2,366,947
T. Rowe Price Group, Inc. 18,974 1,775,777
142,143,379
Consumer Finance — 3.1%
American Express Co. 47,298 13,907,977
Capital One Financial Corp. 54,288 10,268,575
Synchrony Financial 33,131 1,910,002
26,086,554
Financial Services — 23.9%
Apollo Global Management, Inc. 38,094 4,978,505
Berkshire Hathaway, Inc.,
Class
a
B* 156,208 78,722,584
Corpay, Inc.* 5,941 1,931,479
Fidelity National Information
Services, Inc. 45,141 3,593,675
Investments
Shares Value
Common Stocks (a) (continued)
Fiserv, Inc.* 48,485 $ 7,892,873
Global Payments, Inc. 21,103 1,595,598
Jack Henry & Associates, Inc. 6,213 1,125,609
Mastercard, Inc., Class
a
A 69,405 40,643,568
PayPal Holdings, Inc.* 84,305 5,924,955
Visa, Inc., Class
a
A 146,869 53,635,090
200,043,936
Insurance — 11.4%
Aflac, Inc. 42,183 4,367,628
Allstate Corp. (The) 22,584 4,739,704
American International Group,
Inc. 50,565 4,279,822
Aon plc, Class
a
A 18,431 6,857,807
Arch Capital Group Ltd. 31,948 3,036,338
Arthur J Gallagher & Co. 21,677 7,531,457
Assurant, Inc. 4,371 887,226
Brown & Brown, Inc. 20,225 2,283,403
Chubb Ltd. 31,759 9,438,775
Cincinnati Financial Corp. 13,329 2,010,280
Erie Indemnity Co., Class
a
A 2,126 762,192
Everest Group Ltd. 3,663 1,271,757
Globe Life, Inc. 7,154 871,858
Hartford Insurance Group, Inc.
(The) 24,510 3,182,378
Loews Corp. 15,056 1,344,350
Marsh & McLennan Cos., Inc. 41,856 9,780,073
MetLife, Inc. 49,338 3,876,980
Principal Financial Group, Inc. 17,934 1,396,879
Progressive Corp. (The) 49,924 14,224,845
Prudential Financial, Inc. 30,169 3,134,257
Travelers Cos., Inc. (The) 19,322 5,327,075
W R Berkley Corp. 25,588 1,911,168
Willis Towers Watson plc 8,506 2,692,574
95,208,826
Total Common Stocks
(Cost $477,713,044)
611,602,049
Principal
Amount
Short-Term Investments — 10 .8%
Repurchase Agreements (b) — 5 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $42,466,728
(Cost $42,452,067) $ 42,452,067
42,452,067

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 5 .7%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) $ 26,000,000 $ 25,996,951
4.25%, 6/24/2025 (c) 2,500,000 2,493,537
4.23%, 7/3/2025 (c) 20,000,000 19,927,451
Total U.S. Treasury Obligations
(Cost $48,412,229) 48,417,939
Total Short-Term Investments
(Cost $90,864,296) 90,870,006
Total Investments — 83.9%
(Cost $568,577,340) 702,472,055
Other assets less liabilities — 16.1% 134,713,907
Net Assets — 100.0% $ 837,185,962
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $78,816,696.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 281,346,387
Aggregate gross unrealized depreciation (26,654,048)
Net unrealized appreciation $ 254,692,339
Federal income tax cost $ 581,092,152
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
72,865,275 4/15/2027
Bank of
America NA 5.43%
S&P Financial Select
Sector Index
f
8,733,865 (8,733,865) — —
71,121,505 3/6/2026
Barclays Bank
PLC 5.28%
S&P Financial Select
Sector Index
f
22,123,989 (22,123,989) — —
85,429,075 4/15/2027 BNP Paribas 5.23%
S&P Financial Select
Sector Index
f
7,311,338 (7,232,608) — 78,730
94,322,869 4/15/2027 Citibank NA 5.33%
S&P Financial Select
Sector Index
f
9,379,982 (9,379,982) — —
107,621,548 4/15/2027
Goldman Sachs
International 5.08%
S&P Financial Select
Sector Index
f
11,825,224 (11,825,224) — —
105,328,500 4/15/2027
J.P. Morgan
Securities, LLC 5.18%
S&P Financial Select
Sector Index
f
34,441,933 (34,441,933) — —
453,659,340 4/15/2027
Societe
Generale 5.28%
S&P Financial Select
Sector Index
f
4,543,007 (4,089,107) — 453,900
74,472,980 4/15/2027 UBS AG 5.13%
S&P Financial Select
Sector Index
f
34,953,098 (34,953,098) — —
1,064,821,092 133,312,436
Total Unrealized
Appreciation
133,312,436
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FTSE CHINA 50 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
XPP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 81 .5%
Repurchase Agreements (a) — 47 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $6,994,343
(Cost $6,991,929) $ 6,991,929
$ 6,991,929
U.S. Treasury Obligations (b) — 33 .9%
U.S. Treasury Bills
4.23%, 6/17/2025 (c) 4,000,000 3,992,933
4.23%, 7/3/2025 (c) 1,000,000 996,373
Total U.S. Treasury Obligations
(Cost $4,988,752) 4,989,306
Total Short-Term Investments
(Cost $11,980,681) 11,981,235
Total Investments — 81.5%
(Cost $11,980,681) 11,981,235
Other assets less liabilities — 18.5% 2,719,680
Net Assets — 100.0% $ 14,700,915
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,989,319.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,319,361
Aggregate gross unrealized depreciation (2,509,005)
Net unrealized depreciation $ (189,644)
Federal income tax cost $ 11,980,681
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,053,775 11/6/2026
Bank of
America NA 5.33%
iShares
®
China
Large-Cap ETF
f
392,884 (392,884) — —
5,781,969 11/13/2025 Citibank NA 3.78%
iShares
®
China
Large-Cap ETF
f
1,168,241 (1,168,241) — —
8,251,811 11/6/2026
Goldman Sachs
International 4.63%
iShares
®
China
Large-Cap ETF
f
(698,166) 607,283 90,883 —
1,831,331 11/6/2026
Societe
Generale 5.28%
iShares
®
China
Large-Cap ETF
f
757,682 (738,904) (18,778) —
7,501,801 11/4/2025 UBS AG 4.93%
iShares
®
China
Large-Cap ETF
f
(1,810,839) 500,939 1,309,900 —
29,420,687 (190,198)
Total Unrealized
Appreciation
2,318,807
Total Unrealized
Depreciation
(2,509,005)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
UPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 57 .0%
Repurchase Agreements (a) — 23 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,027,038
(Cost $2,026,337) $ 2,026,337
$ 2,026,337
U.S. Treasury Obligations (b) — 34 .0%
U.S. Treasury Bills
4.25%, 7/1/2025 (c)
(Cost $2,989,450) 3,000,000 2,989,808
Total Short-Term Investments
(Cost $5,015,787) 5,016,145
Total Investments — 57.0%
(Cost $5,015,787) 5,016,145
Other assets less liabilities — 43.0% 3,784,127
Net Assets — 100.0% $ 8,800,272
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $52,522.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,387,966
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 1,387,966
Federal income tax cost $ 5,015,787
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
754,839 11/6/2026
Bank of
America NA 5.33%
Vanguard
®
FTSE
Europe ETF Shares
f
95,760 — — 95,760
7,185,733 3/6/2026 Citibank NA 4.73%
Vanguard
®
FTSE
Europe ETF Shares
f
489,108 (282,122) — 206,986
2,060,763 3/6/2026
Goldman Sachs
International 4.83%
Vanguard
®
FTSE
Europe ETF Shares
f
133,886 — — 133,886
3,862,247 11/6/2026
Societe
Generale 4.68%
Vanguard
®
FTSE
Europe ETF Shares
f
428,625 (338,233) (7,707) 82,685
3,744,393 3/6/2026 UBS AG 3.83%
Vanguard
®
FTSE
Europe ETF Shares
f
240,229 — — 240,229
17,607,975 1,387,608
Total Unrealized
Appreciation
1,387,608
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA HEALTH CARE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 80 .0%
Biotechnology — 13.7%
AbbVie, Inc. 18,848 $ 3,507,801
Amgen, Inc. 5,736 1,653,001
Biogen, Inc.* 1,562 202,732
Gilead Sciences, Inc. 13,307 1,464,835
Incyte Corp.* 1,715 111,578
Moderna, Inc.* 3,616 96,041
Regeneron Pharmaceuticals,
Inc. 1,123 550,584
Vertex Pharmaceuticals, Inc.* 2,742 1,212,101
8,798,673
Health Care Equipment & Supplies — 19.8%
Abbott Laboratories 18,519 2,473,768
Align Technology, Inc.* 749 135,524
Baxter International, Inc. 5,451 166,256
Becton Dickinson & Co. 3,065 528,988
Boston Scientific Corp.* 15,735 1,656,266
Cooper Cos., Inc. (The)* 2,131 145,505
Dexcom, Inc.* 4,171 357,872
Edwards Lifesciences Corp.* 6,297 492,551
GE HealthCare Technologies,
Inc. 4,883 344,447
Hologic, Inc.* 2,396 148,959
IDEXX Laboratories, Inc.* 874 448,677
Insulet Corp.* 749 243,447
Intuitive Surgical, Inc.* 3,807 2,102,758
Medtronic plc 13,691 1,136,079
ResMed, Inc. 1,567 383,586
Solventum Corp.* 1,475 107,808
STERIS plc 1,050 257,471
Stryker Corp. 3,668 1,403,524
Zimmer Biomet Holdings, Inc. 2,126 195,953
12,729,439
Health Care Providers & Services — 15.3%
Cardinal Health, Inc. 2,579 398,301
Cencora, Inc. 1,842 536,464
Centene Corp.* 5,294 298,793
Cigna Group (The) 2,922 925,222
CVS Health Corp. 13,462 862,106
DaVita, Inc.* 469 63,906
Elevance Health, Inc. 2,476 950,388
HCA Healthcare, Inc. 1,910 728,455
Henry Schein, Inc.* 1,331 93,157
Humana, Inc. 1,289 300,505
Labcorp Holdings, Inc. 891 221,832
McKesson Corp. 1,338 962,704
Molina Healthcare, Inc.* 592 180,584
Quest Diagnostics, Inc. 1,184 205,234
UnitedHealth Group, Inc. 9,826 2,966,568
Universal Health Services, Inc.,
Class
a
B 627 119,349
9,813,568
Life Sciences Tools & Services — 6.9%
Agilent Technologies, Inc. 3,047 341,020
Bio-Techne Corp. 1,687 81,651
Investments
Shares Value
Common Stocks (a) (continued)
Charles River Laboratories
International, Inc.* 547 $ 74,189
Danaher Corp. 6,833 1,297,587
IQVIA Holdings, Inc.* 1,787 250,770
Mettler-Toledo International,
Inc.* 223 257,681
Revvity, Inc. 1,300 117,546
Thermo Fisher Scientific, Inc. 4,084 1,645,117
Waters Corp.* 634 221,418
West Pharmaceutical Services,
Inc. 774 163,198
4,450,177
Pharmaceuticals — 24.3%
Bristol-Myers Squibb Co. 21,668 1,046,131
Eli Lilly & Co. 8,412 6,205,280
Johnson & Johnson 25,706 3,989,828
Merck & Co., Inc. 27,010 2,075,448
Pfizer, Inc. 60,506 1,421,286
Viatris, Inc. 12,745 112,029
Zoetis, Inc., Class
a
A 4,782 806,389
15,656,391
Total Common Stocks
(Cost $53,227,082)
51,448,248
Principal
Amount
Short-Term Investments — 39 .5%
Repurchase Agreements (b) — 13 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,451,307
(Cost $8,448,390) $ 8,448,390
8,448,390
U.S. Treasury Obligations (a) — 26 .4%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 7,000,000 6,997,523
4.20%, 6/17/2025 (c) 3,000,000 2,994,700
4.25%, 6/24/2025 (c) 6,000,000 5,984,490
4.25%, 7/8/2025 (c) 1,000,000 995,790
Total U.S. Treasury Obligations
(Cost $16,970,647) 16,972,503
Total Short-Term Investments
(Cost $25,419,037) 25,420,893
Total Investments — 119.5%
(Cost $78,646,119) 76,869,141
Liabilities in excess of other assets — (19.5%) (12,528,353)
Net Assets — 100.0% $ 64,340,788
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $19,971,798.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
RXL
::
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,451,866
Aggregate gross unrealized depreciation (24,459,731)
Net unrealized depreciation $ (15,007,865)
Federal income tax cost $ 79,325,792
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
13,965,160 3/8/2027
Bank of
America NA 5.38%
S&P Health Care
Select Sector Index
f
(4,008,406) 4,008,406 — —
8,475,989 3/8/2027 BNP Paribas 5.23%
S&P Health Care
Select Sector Index
f
(1,170,517) 1,170,517 — —
10,682,311 4/15/2027 Citibank NA 5.28%
S&P Health Care
Select Sector Index
f
(240,915) 240,915 — —
16,485,179 3/8/2027
Goldman Sachs
International 5.08%
S&P Health Care
Select Sector Index
f
(1,710,137) 1,710,137 — —
8,915,755 3/8/2027
Societe
Generale 5.28%
S&P Health Care
Select Sector Index
f
(1,206,953) 1,206,953 — —
19,025,273 3/8/2027 UBS AG 4.83%
S&P Health Care
Select Sector Index
f
(4,214,286) 4,214,286 — —
77,549,667 (12,551,214)
Total Unrealized
Depreciation
(12,551,214)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
UJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 86 .6%
Repurchase Agreements (a) — 74 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $13,430,786
(Cost $13,426,150) $ 13,426,150
$ 13,426,150
U.S. Treasury Obligations (b) — 11 .7%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $2,093,888) 2,100,000 2,094,087
Total Short-Term Investments
(Cost $15,520,038) 15,520,237
Total Investments — 86.6%
(Cost $15,520,038) 15,520,237
Other assets less liabilities — 13.4% 2,396,556
Net Assets — 100.0% $ 17,916,793
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,493,190.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 323,882
Aggregate gross unrealized depreciation (374,727)
Net unrealized depreciation $ (50,845)
Federal income tax cost $ 15,520,038
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,509,524 3/6/2026 BNP Paribas 4.33%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
209,540 (209,540) — —
19,247,388 3/8/2027 Citibank NA 4.28%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(222,503) — 222,503 —
13,251,328 11/6/2026
Goldman Sachs
International 3.33%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(152,224) — 152,224 —
1,811,429 1/26/2026 UBS AG 5.13%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
114,143 (48,702) — 65,441
35,819,669 (51,044)
Total Unrealized
Appreciation
323,683
Total Unrealized
Depreciation
(374,727)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

MAY 31, 2025 :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
UXI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 71 .2%
Aerospace & Defense — 18.1%
Axon Enterprise, Inc.* 267 $ 200,346
Boeing Co. (The)* 2,768 573,862
General Dynamics Corp. 936 260,667
General Electric Co. 3,961 974,049
Howmet Aerospace, Inc. 1,495 253,986
Huntington Ingalls Industries,
Inc. 144 32,121
L3Harris Technologies, Inc. 695 169,816
Lockheed Martin Corp. 773 372,880
Northrop Grumman Corp. 502 243,354
RTX Corp. 4,916 670,936
Textron, Inc. 674 49,896
TransDigm Group, Inc. 207 303,965
4,105,878
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc. 438 42,035
Expeditors International of
Washington, Inc. 517 58,281
FedEx Corp. 818 178,406
United Parcel Service, Inc.,
Class
a
B 2,699 263,261
541,983
Building Products — 4.6%
A O Smith Corp. 436 28,039
Allegion plc 321 45,807
Builders FirstSource, Inc.* 425 45,764
Carrier Global Corp. 2,980 212,176
Johnson Controls International
plc 2,436 246,937
Lennox International, Inc. 118 66,605
Masco Corp. 782 48,812
Trane Technologies plc 828 356,264
1,050,404
Commercial Services & Supplies — 4.9%
Cintas Corp. 1,266 286,749
Copart, Inc.* 3,236 166,589
Republic Services, Inc., Class
a
A 749 192,710
Rollins, Inc. 1,036 59,311
Veralto Corp. 913 92,240
Waste Management, Inc. 1,348 324,828
1,122,427
Construction & Engineering — 0.8%
Quanta Services, Inc. 545 186,695
Electrical Equipment — 7.0%
AMETEK, Inc. 854 152,644
Eaton Corp. plc 1,458 466,852
Emerson Electric Co. 2,081 248,430
GE Vernova, Inc. 1,018 481,494
Generac Holdings, Inc.* 220 26,868
Hubbell, Inc., Class
a
B 198 77,137
Rockwell Automation, Inc. 417 131,584
1,585,009
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 7.6%
CSX Corp. 7,116 $ 224,794
JB Hunt Transport Services,
Inc. 293 40,683
Norfolk Southern Corp. 836 206,592
Old Dominion Freight Line, Inc. 693 110,998
Uber Technologies, Inc.* 7,710 648,874
Union Pacific Corp. 2,229 494,080
1,726,021
Industrial Conglomerates — 3.7%
3M Co. 2,003 297,145
Honeywell International, Inc. 2,399 543,781
840,926
Machinery — 12.9%
Caterpillar, Inc. 1,764 613,925
Cummins, Inc. 507 162,990
Deere & Co. 935 473,353
Dover Corp. 506 89,941
Fortive Corp. 1,259 88,369
IDEX Corp. 279 50,474
Illinois Tool Works, Inc. 986 241,649
Ingersoll Rand, Inc. 1,487 121,399
Nordson Corp. 200 42,398
Otis Worldwide Corp. 1,463 139,497
PACCAR, Inc. 1,935 181,600
Parker-Hannifin Corp. 475 315,732
Pentair plc 610 60,500
Snap-on, Inc. 193 61,905
Stanley Black & Decker, Inc. 569 37,230
Westinghouse Air Brake
Technologies Corp. 630 127,462
Xylem, Inc. 896 112,932
2,921,356
Passenger Airlines — 1.3%
Delta Air Lines, Inc. 2,368 114,588
Southwest Airlines Co. 2,187 73,002
United Airlines Holdings, Inc.* 1,214 96,446
284,036
Professional Services — 5.6%
Automatic Data Processing, Inc. 1,501 488,620
Broadridge Financial Solutions,
Inc. 432 104,903
Dayforce, Inc.* 587 34,680
Equifax, Inc. 458 120,999
Jacobs Solutions, Inc. 452 57,088
Leidos Holdings, Inc. 484 71,884
Paychex, Inc. 1,183 186,807
Paycom Software, Inc. 174 45,082
Verisk Analytics, Inc., Class
a
A 521 163,667
1,273,730
Trading Companies & Distributors — 2.3%
Fastenal Co. 4,232 174,951
United Rentals, Inc. 241 170,719

See accompanying notes to the financial statements.
ULTRA INDUSTRIALS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
UXI
::
Investments
Shares Value
Common Stocks (continued)
WW Grainger, Inc. 164 $ 178,360
524,030
Total Common Stocks
(Cost $14,814,757)
16,162,495
Principal
Amount
Short-Term Investments — 24 .2%
Repurchase Agreements (a) — 11 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,490,176
(Cost $2,489,315) $ 2,489,315
2,489,315
U.S. Treasury Obligations (b) — 13 .2%
U.S. Treasury Bills
4.22%, 6/5/2025 (c)
(Cost $2,998,605) 3,000,000 2,998,938
Total Short-Term Investments
(Cost $5,487,920) 5,488,253
Total Investments — 95.4%
(Cost $20,302,677) 21,650,748
Other assets less liabilities — 4.6% 1,036,984
Net Assets — 100.0% $ 22,687,732
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,223,919.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,443,619
Aggregate gross unrealized depreciation (781,455)
Net unrealized appreciation $ 1,662,164
Federal income tax cost $ 20,330,510
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,418,309 11/6/2026
Bank of
America NA 5.38%
S&P Industrials
Select Sector Index
f
(46,086) 46,086 — —
6,812,339 11/6/2026 BNP Paribas 5.23%
S&P Industrials
Select Sector Index
f
10,576 — — 10,576
6,295,839 3/8/2027
Goldman Sachs
International 5.08%
S&P Industrials
Select Sector Index
f
13,673 — — 13,673
5,095,946 3/8/2027
Societe
Generale 5.28%
S&P Industrials
Select Sector Index
f
328,672 (302,710) — 25,962
6,701,558 11/6/2026 UBS AG 5.13%
S&P Industrials
Select Sector Index
f
35,091 — — 35,091
29,323,991 341,926
Total Unrealized
Appreciation
388,012
Total Unrealized
Depreciation
(46,086)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
UXI
::
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
UYM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72 .0%
Chemicals — 43.8%
Air Products and Chemicals,
Inc. 4,376 $ 1,220,510
Albemarle Corp. 3,601 200,792
CF Industries Holdings, Inc. 5,329 483,393
Corteva, Inc. 17,612 1,246,929
Dow, Inc. 21,554 597,908
DuPont de Nemours, Inc. 12,802 855,174
Eastman Chemical Co. 3,527 276,411
Ecolab, Inc. 4,957 1,316,678
International Flavors &
Fragrances, Inc. 7,830 599,465
Linde plc 9,366 4,379,354
LyondellBasell Industries NV,
Class
a
A 7,938 448,418
Mosaic Co. (The) 9,728 351,570
PPG Industries, Inc. 7,105 787,234
Sherwin-Williams Co. (The) 4,558 1,635,456
14,399,292
Construction Materials — 6.4%
Martin Marietta Materials, Inc. 1,872 1,025,014
Vulcan Materials Co. 4,044 1,071,943
2,096,957
Containers & Packaging — 10.7%
Amcor plc 69,973 637,454
Avery Dennison Corp. 2,461 437,394
Ball Corp. 9,139 489,668
International Paper Co. 16,147 771,988
Packaging Corp. of America 2,731 527,547
Smurfit WestRock plc 15,141 656,059
3,520,110
Metals & Mining — 11.1%
Freeport-McMoRan, Inc. 28,267 1,087,714
Newmont Corp. 23,816 1,255,579
Nucor Corp. 7,191 786,408
Steel Dynamics, Inc. 4,336 533,632
3,663,333
Total Common Stocks
(Cost $23,696,771)
23,679,692
Principal
Amount
Short-Term Investments — 24 .1%
Repurchase Agreements (b) — 15 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,940,163
(Cost $4,938,458) $ 4,938,458
4,938,458
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 9 .1%
U.S. Treasury Bills
4.26%, 6/17/2025 (c) $ 2,000,000 $ 1,996,467
4.23%, 6/26/2025 (c) 1,000,000 997,184
Total U.S. Treasury Obligations
(Cost $2,993,353) 2,993,651
Total Short-Term Investments
(Cost $7,931,811) 7,932,109
Total Investments — 96.1%
(Cost $31,628,582) 31,611,801
Other assets less liabilities — 3.9% 1,290,431
Net Assets — 100.0% $ 32,902,232
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,002,997.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,958,355
Aggregate gross unrealized depreciation (5,041,927)
Net unrealized depreciation $ (2,083,572)
Federal income tax cost $ 32,266,369

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,166,510 3/8/2027
Bank of
America NA 5.38%
S&P Materials Select
Sector Index
f
(901,056) 591,056 310,000 —
7,597,654 3/8/2027 BNP Paribas 5.23%
S&P Materials Select
Sector Index
f
(29,630) — 29,630 —
11,945,709 3/8/2027
Goldman Sachs
International 5.08%
S&P Materials Select
Sector Index
f
(167,643) — 167,643 —
5,011,705 3/8/2027
Societe
Generale 5.28%
S&P Materials Select
Sector Index
f
(204,127) 56,874 147,253 —
10,381,325 3/8/2027 UBS AG 5.13%
S&P Materials Select
Sector Index
f
(126,548) — 126,548 —
42,102,903 (1,429,004)
Total Unrealized
Depreciation
(1,429,004)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
MVV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 80 .5%
Aerospace & Defense — 1.6%
ATI, Inc.* 5,408 $ 430,693
BWX Technologies, Inc. 3,467 435,455
Curtiss-Wright Corp. 1,427 628,037
Hexcel Corp. 3,077 162,743
Woodward, Inc. 2,250 486,742
2,143,670
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 4,531 186,405
Automobile Components — 0.6%
Autoliv, Inc. 2,708 278,437
Gentex Corp. 8,627 186,084
Goodyear Tire & Rubber Co.
(The)* 10,805 123,285
Lear Corp. 2,035 184,005
Visteon Corp.* 1,046 88,308
860,119
Automobiles — 0.2%
Harley-Davidson, Inc. 4,346 105,217
Thor Industries, Inc. 2,019 163,922
269,139
Banks — 5.3%
Associated Banc-Corp. 6,218 144,071
Bank OZK 4,000 177,320
Cadence Bank 6,961 210,918
Columbia Banking System, Inc. 7,947 185,801
Comerica, Inc. 4,984 284,537
Commerce Bancshares, Inc. 4,629 291,673
Cullen/Frost Bankers, Inc. 2,438 309,577
East West Bancorp, Inc. 5,258 479,530
First Financial Bankshares, Inc. 4,878 171,998
First Horizon Corp. 19,872 395,055
Flagstar Financial, Inc. 11,495 132,422
FNB Corp. 13,641 189,201
Glacier Bancorp, Inc. 4,300 178,321
Hancock Whitney Corp. 3,264 178,443
Home BancShares, Inc. 7,013 198,398
International Bancshares Corp. 2,031 127,202
Old National Bancorp 12,097 252,343
Pinnacle Financial Partners, Inc. 2,902 308,425
Prosperity Bancshares, Inc. 3,614 251,715
SouthState Corp. 3,722 326,792
Synovus Financial Corp. 5,354 256,082
Texas Capital Bancshares, Inc.* 1,745 125,099
UMB Financial Corp. 2,581 266,153
United Bankshares, Inc. 5,413 195,626
Valley National Bancorp 18,017 158,189
Webster Financial Corp. 6,499 334,568
Western Alliance Bancorp 4,135 299,415
Wintrust Financial Corp. 2,522 301,152
Zions Bancorp NA 5,606 265,500
6,995,526
Investments
Shares Value
Common Stocks (a) (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 326 $ 74,931
Celsius Holdings, Inc.* 5,973 226,257
Coca-Cola Consolidated, Inc. 2,240 256,816
558,004
Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.* 7,227 419,672
Cytokinetics, Inc.* 4,475 138,814
Exelixis, Inc.* 10,614 456,827
Halozyme Therapeutics, Inc.* 4,824 270,482
Neurocrine Biosciences, Inc.* 3,781 465,139
Roivant Sciences Ltd.* 15,970 175,510
Sarepta Therapeutics, Inc.* 3,622 136,187
United Therapeutics Corp.* 1,692 539,494
2,602,125
Broadline Retail — 0.3%
Macy's, Inc. 10,531 125,213
Ollie's Bargain Outlet Holdings,
Inc.* 2,322 258,787
384,000
Building Products — 1.9%
AAON, Inc. 2,559 246,406
Advanced Drainage Systems,
Inc. 2,677 294,363
Carlisle Cos., Inc. 1,686 640,984
Fortune Brands Innovations,
Inc. 4,711 237,434
Owens Corning 3,253 435,739
Simpson Manufacturing Co.,
Inc. 1,596 248,497
Trex Co., Inc.* 4,061 226,888
UFP Industries, Inc. 2,303 224,681
2,554,992
Capital Markets — 3.0%
Affiliated Managers Group, Inc. 1,109 195,184
Carlyle Group, Inc. (The) 8,003 361,736
Evercore, Inc., Class
a
A 1,343 310,891
Federated Hermes, Inc.,
Class
a
B 2,954 124,659
Hamilton Lane, Inc., Class
a
A 1,643 244,807
Houlihan Lokey, Inc., Class
a
A 2,049 357,919
Interactive Brokers Group, Inc.,
Class
a
A 4,128 865,559
Janus Henderson Group plc 4,823 175,220
Jefferies Financial Group, Inc. 6,173 300,008
Morningstar, Inc. 1,024 315,822
SEI Investments Co. 3,655 311,625
Stifel Financial Corp. 3,874 365,008
3,928,438
Chemicals — 1.2%
Ashland, Inc. 1,790 88,623
Avient Corp. 3,465 125,190
Axalta Coating Systems Ltd.* 8,274 254,839

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Cabot Corp. 2,056 $ 153,563
NewMarket Corp. 291 187,421
Olin Corp. 4,390 85,210
RPM International, Inc. 4,877 555,198
Scotts Miracle-Gro Co. (The) 1,635 97,381
Westlake Corp. 1,270 90,208
1,637,633
Commercial Services & Supplies — 1.4%
Brink's Co. (The) 1,655 135,809
Clean Harbors, Inc.* 1,920 435,437
MSA Safety, Inc. 1,490 242,825
RB Global, Inc. 6,988 735,837
Tetra Tech, Inc. 10,148 354,571
1,904,479
Communications Equipment — 0.5%
Ciena Corp.* 5,388 431,363
Lumentum Holdings, Inc.* 2,625 189,735
621,098
Construction & Engineering — 2.2%
AECOM 5,031 552,655
Comfort Systems USA, Inc. 1,346 643,698
EMCOR Group, Inc. 1,745 823,396
Fluor Corp.* 6,504 270,436
MasTec, Inc.* 2,333 363,785
Valmont Industries, Inc. 761 242,028
2,895,998
Construction Materials — 0.3%
Eagle Materials, Inc. 1,263 255,391
Knife River Corp.* 2,147 202,033
457,424
Consumer Finance — 0.6%
Ally Financial, Inc. 10,423 364,805
FirstCash Holdings, Inc. 1,477 188,923
SLM Corp. 7,979 258,280
812,008
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class
a
A 15,383 341,964
BJ's Wholesale Club Holdings,
Inc.* 5,008 566,956
Casey's General Stores, Inc. 1,408 616,366
Maplebear, Inc.* 6,137 280,277
Performance Food Group Co.* 5,925 530,643
Sprouts Farmers Market, Inc.* 3,791 655,312
US Foods Holding Corp.* 8,737 691,271
3,682,789
Containers & Packaging — 1.1%
AptarGroup, Inc. 2,522 399,485
Crown Holdings, Inc. 4,439 437,241
Graphic Packaging Holding Co. 11,385 252,975
Greif, Inc., Class
a
A 979 54,432
Silgan Holdings, Inc. 3,079 169,561
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 3,725 $ 169,636
1,483,330
Diversified Consumer Services — 1.3%
Duolingo, Inc., Class
a
A* 1,435 745,640
Graham Holdings Co., Class
a
B 128 122,165
Grand Canyon Education, Inc.* 1,089 215,453
H&R Block, Inc. 5,075 289,021
Service Corp. International 5,468 426,504
1,798,783
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,299 520,845
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,404 304,477
Iridium Communications, Inc. 4,127 104,826
409,303
Electric Utilities — 0.8%
ALLETE, Inc. 2,196 142,828
IDACORP, Inc. 2,020 240,279
OGE Energy Corp. 7,619 338,817
Portland General Electric Co. 4,146 175,790
TXNM Energy, Inc. 3,420 193,880
1,091,594
Electrical Equipment — 1.2%
Acuity, Inc. 1,162 301,992
EnerSys 1,495 125,027
NEXTracker, Inc., Class
a
A* 5,449 308,904
nVent Electric plc 6,251 411,316
Regal Rexnord Corp. 2,511 335,068
Sensata Technologies Holding
plc 5,675 147,890
1,630,197
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.* 1,977 234,037
Avnet, Inc. 3,282 164,133
Belden, Inc. 1,528 162,274
Cognex Corp. 6,441 193,037
Coherent Corp.* 5,876 444,402
Crane NXT Co. 1,867 100,090
Fabrinet* 1,364 317,635
Flex Ltd.* 14,528 614,534
IPG Photonics Corp.* 1,002 66,393
Littelfuse, Inc. 942 193,166
Novanta, Inc.* 1,361 168,519
TD SYNNEX Corp. 2,856 346,547
Vontier Corp. 5,635 201,451
3,206,218
Energy Equipment & Services — 0.4%
ChampionX Corp. 7,238 174,219
NOV, Inc. 14,447 173,364
Valaris Ltd.* 2,480 93,297

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Weatherford International plc 2,762 $ 120,423
561,303
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 5,501 144,786
Financial Services — 1.5%
Equitable Holdings, Inc. 11,751 621,275
Essent Group Ltd. 3,982 230,956
Euronet Worldwide, Inc.* 1,566 169,567
MGIC Investment Corp. 9,416 249,053
Shift4 Payments, Inc., Class
a
A* 2,604 246,833
Voya Financial, Inc. 3,648 242,665
Western Union Co. (The) 12,818 118,951
WEX, Inc.* 1,320 175,468
2,054,768
Food Products — 0.8%
Darling Ingredients, Inc.* 6,032 187,957
Flowers Foods, Inc. 7,429 125,550
Ingredion, Inc. 2,445 340,149
Lancaster Colony Corp. 731 122,369
Pilgrim's Pride Corp. 1,528 75,117
Post Holdings, Inc.* 1,734 191,763
1,042,905
Gas Utilities — 0.9%
National Fuel Gas Co. 3,430 283,112
New Jersey Resources Corp. 3,800 174,382
ONE Gas, Inc. 2,148 160,585
Southwest Gas Holdings, Inc. 2,287 164,275
Spire, Inc. 2,212 166,519
UGI Corp. 8,145 293,709
1,242,582
Ground Transportation — 1.2%
Avis Budget Group, Inc.* 640 77,946
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,139 272,080
Landstar System, Inc. 1,340 183,875
Ryder System, Inc. 1,595 234,672
Saia, Inc.* 1,009 266,790
XPO, Inc.* 4,442 505,633
1,540,996
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc. 7,541 120,505
Envista Holdings Corp.* 6,533 119,358
Globus Medical, Inc., Class
a
A* 4,313 255,243
Haemonetics Corp.* 1,904 128,920
Lantheus Holdings, Inc.* 2,635 199,101
LivaNova plc* 2,059 89,052
Masimo Corp.* 1,684 273,650
Penumbra, Inc.* 1,455 388,441
1,574,270
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.* 3,525 79,806
Investments
Shares Value
Common Stocks (a) (continued)
Amedisys, Inc.* 1,242 $ 116,835
Chemed Corp. 568 326,509
Encompass Health Corp. 3,819 461,717
Ensign Group, Inc. (The) 2,162 318,376
HealthEquity, Inc.* 3,288 330,806
Hims & Hers Health, Inc.* 7,251 410,117
Option Care Health, Inc.* 6,456 210,982
Tenet Healthcare Corp.* 3,607 608,753
2,863,901
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 13,433 194,779
Omega Healthcare Investors,
Inc., REIT 10,679 395,123
Sabra Health Care REIT, Inc. 8,975 156,883
746,785
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 5,062 263,680
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 7,832 81,140
Hotels, Restaurants & Leisure — 2.8%
Aramark 10,053 407,146
Boyd Gaming Corp. 2,515 188,550
Cava Group, Inc.* 3,083 250,555
Choice Hotels International, Inc. 847 107,298
Churchill Downs, Inc. 2,787 266,075
Hilton Grand Vacations, Inc.* 2,354 89,852
Hyatt Hotels Corp., Class
a
A 1,617 213,493
Light & Wonder, Inc.* 3,348 301,722
Marriott Vacations Worldwide
Corp. 1,216 80,086
Planet Fitness, Inc., Class
a
A* 3,192 328,233
Texas Roadhouse, Inc., Class
a
A 2,529 493,686
Travel + Leisure Co. 2,594 125,991
Vail Resorts, Inc. 1,420 227,441
Wendy's Co. (The) 6,495 74,043
Wingstop, Inc. 1,108 378,604
Wyndham Hotels & Resorts,
Inc. 2,949 244,118
3,776,893
Household Durables — 1.3%
KB Home 2,627 135,501
Somnigroup International, Inc. 7,760 504,866
Taylor Morrison Home Corp.,
Class
a
A* 3,921 220,674
Toll Brothers, Inc. 3,786 394,690
TopBuild Corp.* 1,111 314,291
Whirlpool Corp. 2,102 164,145
1,734,167
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 2,182 162,188

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Industrial REITs — 0.9%
EastGroup Properties, Inc.,
REIT 1,970 $ 334,013
First Industrial Realty Trust, Inc.,
REIT 5,023 248,287
Rexford Industrial Realty, Inc.,
REIT 8,628 304,051
STAG Industrial, Inc., REIT 7,072 251,622
1,137,973
Insurance — 3.8%
American Financial Group, Inc. 2,738 339,457
Brighthouse Financial, Inc.* 2,224 133,017
CNO Financial Group, Inc. 3,854 146,298
Fidelity National Financial, Inc. 9,859 539,977
First American Financial Corp. 3,906 217,994
Hanover Insurance Group, Inc.
(The) 1,366 240,389
Kemper Corp. 2,278 145,177
Kinsale Capital Group, Inc. 839 396,000
Old Republic International
Corp. 8,847 334,417
Primerica, Inc. 1,267 342,850
Reinsurance Group of America,
Inc. 2,498 507,818
RenaissanceRe Holdings Ltd. 1,868 465,917
RLI Corp. 3,161 242,986
Ryan Specialty Holdings, Inc.,
Class
a
A 4,036 288,857
Selective Insurance Group, Inc. 2,305 202,886
Unum Group 6,230 509,053
5,053,093
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 10,290 98,270
IT Services — 0.8%
ASGN, Inc.* 1,676 88,509
Kyndryl Holdings, Inc.* 8,825 344,528
Okta, Inc., Class
a
A* 6,175 637,075
1,070,112
Leisure Products — 0.4%
Brunswick Corp. 2,504 126,753
Mattel, Inc.* 12,780 242,053
Polaris, Inc. 1,986 77,891
YETI Holdings, Inc.* 3,218 98,342
545,039
Life Sciences Tools & Services — 1.3%
Avantor, Inc.* 25,824 333,388
Bio-Rad Laboratories, Inc.,
Class
a
A* 730 165,659
Bruker Corp. 4,195 153,956
Illumina, Inc.* 6,007 494,016
Medpace Holdings, Inc.* 947 279,270
Repligen Corp.* 1,975 233,188
Investments
Shares Value
Common Stocks (a) (continued)
Sotera Health Co.* 5,803 $ 71,029
1,730,506
Machinery — 4.2%
AGCO Corp. 2,350 230,253
Chart Industries, Inc.* 1,594 250,035
CNH Industrial NV 33,156 414,782
Crane Co. 1,844 316,062
Donaldson Co., Inc. 4,528 314,922
Esab Corp. 2,154 264,920
Flowserve Corp. 4,982 248,652
Graco, Inc. 6,404 542,163
ITT, Inc. 3,086 464,566
Lincoln Electric Holdings, Inc. 2,139 414,089
Middleby Corp. (The)* 2,041 298,251
Mueller Industries, Inc. 4,313 335,853
Oshkosh Corp. 2,463 244,305
RBC Bearings, Inc.* 1,185 433,556
Terex Corp. 2,519 113,380
Timken Co. (The) 2,421 165,814
Toro Co. (The) 3,814 289,025
Watts Water Technologies, Inc.,
Class
a
A 1,038 251,321
5,591,949
Marine Transportation — 0.2%
Kirby Corp.* 2,179 241,085
Media — 0.5%
EchoStar Corp., Class
a
A* 4,583 81,257
New York Times Co. (The),
Class
a
A 6,188 353,458
Nexstar Media Group, Inc.,
Class
a
A 1,107 188,655
623,370
Metals & Mining — 1.9%
Alcoa Corp. 9,797 262,265
Carpenter Technology Corp. 1,896 445,560
Cleveland-Cliffs, Inc.* 18,360 107,039
Commercial Metals Co. 4,310 200,803
Reliance, Inc. 2,051 600,574
Royal Gold, Inc. 2,494 444,231
United States Steel Corp. 8,540 459,623
2,520,095
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 21,929 415,554
Starwood Property Trust, Inc. 12,149 239,943
655,497
Multi-Utilities — 0.2%
Black Hills Corp. 2,712 158,571
Northwestern Energy Group,
Inc. 2,324 128,587
287,158

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Office REITs — 0.5%
COPT Defense Properties, REIT 4,266 $ 117,102
Cousins Properties, Inc., REIT 6,359 178,497
Kilroy Realty Corp., REIT 4,032 129,831
Vornado Realty Trust, REIT 6,296 237,170
662,600
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp. 12,706 238,619
Antero Resources Corp.* 11,092 415,395
Chord Energy Corp. 2,317 208,530
Civitas Resources, Inc. 3,368 92,182
CNX Resources Corp.* 5,644 182,188
DT Midstream, Inc. 3,844 402,621
HF Sinclair Corp. 6,067 219,201
Matador Resources Co. 4,401 189,287
Murphy Oil Corp. 5,200 108,836
Ovintiv, Inc. 9,872 353,615
PBF Energy, Inc., Class
a
A 3,718 70,828
Permian Resources Corp.,
Class
a
A 24,261 305,931
Range Resources Corp. 9,153 348,180
Viper Energy, Inc., Class
a
A 4,980 197,656
3,333,069
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 2,369 213,376
Passenger Airlines — 0.4%
Alaska Air Group, Inc.* 4,668 237,741
American Airlines Group, Inc.* 24,929 284,440
522,181
Personal Care Products — 0.5%
BellRing Brands, Inc.* 4,866 306,315
Coty, Inc., Class
a
A* 13,895 68,502
elf Beauty, Inc.* 2,138 240,504
615,321
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,293 247,804
Perrigo Co. plc 5,174 138,508
386,312
Professional Services — 1.9%
CACI International, Inc.,
Class
a
A* 850 363,800
Concentrix Corp. 1,755 98,218
ExlService Holdings, Inc.* 6,101 280,585
Exponent, Inc. 1,924 146,878
FTI Consulting, Inc.* 1,340 219,974
Genpact Ltd. 6,093 262,304
Insperity, Inc. 1,342 86,854
KBR, Inc. 5,051 263,612
ManpowerGroup, Inc. 1,781 74,713
Maximus, Inc. 2,146 155,606
Parsons Corp.* 1,771 114,832
Paylocity Holding Corp.* 1,653 315,558
Investments
Shares Value
Common Stocks (a) (continued)
Science Applications
International Corp. 1,853 $ 214,096
2,597,030
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,800 400,860
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 12,022 455,033
Equity LifeStyle Properties, Inc.,
REIT 7,245 460,564
Independence Realty Trust,
Inc., REIT 8,737 162,421
1,078,018
Retail REITs — 0.8%
Agree Realty Corp., REIT 4,057 305,492
Brixmor Property Group, Inc.,
REIT 11,599 294,730
Kite Realty Group Trust, REIT 8,330 184,260
NNN REIT, Inc. 7,113 297,039
1,081,521
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.* 4,959 125,711
Amkor Technology, Inc. 4,303 77,540
Cirrus Logic, Inc.* 2,013 197,999
Entegris, Inc. 5,731 393,949
Lattice Semiconductor Corp.* 5,231 235,081
MACOM Technology Solutions
Holdings, Inc.* 2,256 274,352
MKS, Inc. 2,552 209,749
Onto Innovation, Inc.* 1,874 172,296
Power Integrations, Inc. 2,159 107,367
Rambus, Inc.* 4,042 216,126
Silicon Laboratories, Inc.* 1,231 148,372
Synaptics, Inc.* 1,487 87,376
Universal Display Corp. 1,673 239,824
2,485,742
Software — 2.9%
Appfolio, Inc., Class
a
A* 880 185,830
BILL Holdings, Inc.* 3,555 155,282
Blackbaud, Inc.* 1,441 89,673
Commvault Systems, Inc.* 1,668 305,494
Docusign, Inc., Class
a
A* 7,661 678,841
Dolby Laboratories, Inc.,
Class
a
A 2,321 172,358
Dropbox, Inc., Class
a
A* 8,209 236,912
Dynatrace, Inc.* 11,353 613,176
Guidewire Software, Inc.* 3,167 680,968
Manhattan Associates, Inc.* 2,317 437,403
Pegasystems, Inc. 1,685 165,383
Qualys, Inc.* 1,389 192,446
3,913,766
Specialized REITs — 1.3%
CubeSmart, REIT 8,577 366,753
EPR Properties, REIT 2,871 159,886

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Gaming and Leisure Properties,
Inc., REIT 10,407 $ 486,007
Lamar Advertising Co., Class
a
A,
REIT 3,334 401,880
National Storage Affiliates Trust,
REIT 2,660 91,504
PotlatchDeltic Corp., REIT 2,719 106,965
Rayonier, Inc., REIT 5,328 126,274
1,739,269
Specialty Retail — 3.0%
Abercrombie & Fitch Co.,
Class
a
A* 1,910 149,916
AutoNation, Inc.* 976 179,438
Bath & Body Works, Inc. 8,214 230,978
Burlington Stores, Inc.* 2,381 543,511
Chewy, Inc., Class
a
A* 6,280 284,170
Dick's Sporting Goods, Inc. 2,196 393,831
Five Below, Inc.* 2,083 242,815
Floor & Decor Holdings, Inc.,
Class
a
A* 4,064 291,348
GameStop Corp., Class
a
A* 15,418 459,456
Gap, Inc. (The) 8,440 188,296
Lithia Motors, Inc., Class
a
A 1,010 320,079
Murphy USA, Inc. 692 295,339
Penske Automotive Group, Inc. 709 116,404
RH* 572 103,595
Valvoline, Inc.* 4,819 166,689
3,965,865
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class
a
A* 11,752 629,790
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.* 4,467 80,942
Columbia Sportswear Co. 1,214 77,429
Crocs, Inc.* 2,126 216,852
PVH Corp. 2,110 176,755
Skechers USA, Inc., Class
a
A* 4,991 309,642
Under Armour, Inc., Class
a
A* 7,167 48,090
Under Armour, Inc., Class
a
C* 4,863 30,637
VF Corp. 12,562 156,522
1,096,869
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies,
Inc. 1,455 329,587
Investments
Shares Value
Common Stocks (a) (continued)
Core & Main, Inc., Class
a
A* 7,212 $ 395,290
GATX Corp. 1,348 214,655
MSC Industrial Direct Co., Inc.,
Class
a
A 1,694 137,553
Watsco, Inc. 1,322 586,399
WESCO International, Inc. 1,683 282,559
1,946,043
Water Utilities — 0.3%
Essential Utilities, Inc. 9,579 369,079
Total Common Stocks
(Cost $101,393,244)
107,015,339
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (b) — 6 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,860,207
(Cost $8,857,147) $ 8,857,147
8,857,147
Total Investments — 87.2%
(Cost $110,250,391) 115,872,486
Other assets less liabilities — 12.8% 16,993,789
Net Assets — 100.0% $ 132,866,275
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $867,967.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,313,758
Aggregate gross unrealized depreciation (25,644,473)
Net unrealized depreciation $ (9,330,715)
Federal income tax cost $ 110,948,811
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 44 6/20/2025 U.S. Dollar $ 13,218,040 $ 340,806

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
MVV
::
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
23,158,648 1/12/2027
Bank of
America NA 5.38% S&P MidCap 400
®
(1,114,490) — 1,114,490 —
20,709,522 1/12/2027 BNP Paribas 5.13% S&P MidCap 400
®
(2,042,063) — 2,042,063 —
21,561,914 3/8/2027 Citibank NA 5.03% S&P MidCap 400
®
5,218 (5,218) — —
17,317,963 11/6/2026
Goldman Sachs
International 4.98% S&P MidCap 400
®
(2,049,197)
30,843,464 11/6/2026
Goldman Sachs
International 4.75%
SPDR
®
S&P MidCap
400
®
ETF Trust (5,715,069)
48,161,427 (7,764,266) — 7,764,266 —
15,724,230 11/6/2026
Societe
Generale 5.10% S&P MidCap 400
®
(1,763,195) — 1,763,195 —
16,342,514 11/6/2026 UBS AG 5.13% S&P MidCap 400
®
(1,916,400) — 1,916,400 —
145,658,255 (14,595,196)
Total Unrealized
Appreciation
5,218
Total Unrealized
Depreciation
(14,600,414)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .6%
Repurchase Agreements (a) — 50 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,161,143
(Cost $1,160,742) $ 1,160,742
$ 1,160,742
U.S. Treasury Obligations (b) — 39 .1%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 400,000 399,859
4.23%, 6/26/2025 (c) 500,000 498,592
Total U.S. Treasury Obligations
(Cost $898,359) 898,451
Total Short-Term Investments
(Cost $2,059,101) 2,059,193
Total Investments — 89.6%
(Cost $2,059,101) 2,059,193
Other assets less liabilities — 10.4% 237,842
Net Assets — 100.0% $ 2,297,035
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $642,675.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 139,906
Aggregate gross unrealized depreciation (15,951)
Net unrealized appreciation $ 123,955
Federal income tax cost $ 2,059,101
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
513,081 11/6/2026
Bank of
America NA 5.33%
iShares
®
MSCI Brazil
Capped ETF
f
49,844 — — 49,844
2,712,818 11/13/2025 Citibank NA 4.83%
iShares
®
MSCI Brazil
Capped ETF
f
8,352 — — 8,352
221,930 11/13/2025
Goldman Sachs
International 4.83%
iShares
®
MSCI Brazil
Capped ETF
f
(15,951) 15,951 — —
877,587 11/6/2026
Societe
Generale 4.68%
iShares
®
MSCI Brazil
Capped ETF
f
23,054 — — 23,054
267,532 11/13/2025 UBS AG 4.73%
iShares
®
MSCI Brazil
Capped ETF
f
58,564 — — 58,564
4,592,948 123,863
Total Unrealized
Appreciation
139,814
Total Unrealized
Depreciation
(15,951)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
EFO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 71 .0%
Repurchase Agreements (a) — 32 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,775,447
(Cost $4,773,798) $ 4,773,798
$ 4,773,798
U.S. Treasury Obligations (b) — 38 .9%
U.S. Treasury Bills
4.26%, 6/17/2025 (c) 800,000 798,587
4.25%, 7/1/2025 (c) 5,000,000 4,983,013
Total U.S. Treasury Obligations
(Cost $5,780,922) 5,781,600
Total Short-Term Investments
(Cost $10,554,720) 10,555,398
Total Investments — 71.0%
(Cost $10,554,720) 10,555,398
Other assets less liabilities — 29.0% 4,304,331
Net Assets — 100.0% $ 14,859,729
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,414,365.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,004,807
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 2,004,807
Federal income tax cost $ 10,554,720
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,741,503 11/6/2026
Bank of
America NA 5.33%
iShares
®
MSCI EAFE
ETF
f
848,437 (708,769) — 139,668
937,808 11/13/2025 Citibank NA 4.93%
iShares
®
MSCI EAFE
ETF
f
63,242 — — 63,242
5,128,976 11/6/2026
Goldman Sachs
International 4.73%
iShares
®
MSCI EAFE
ETF
f
204,082 — — 204,082
1,855,701 11/6/2026
Societe
Generale 4.88%
iShares
®
MSCI EAFE
ETF
f
62,202 — — 62,202
15,024,842 11/6/2026 UBS AG 4.73%
iShares
®
MSCI EAFE
ETF
f
826,166 (735,410) — 90,756
29,688,830 2,004,129
Total Unrealized
Appreciation
2,004,129
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
EET
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .0%
Repurchase Agreements (a) — 42 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $10,755,493
(Cost $10,751,780) $ 10,751,780
$ 10,751,780
U.S. Treasury Obligations (b) — 50 .8%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 6,000,000 5,997,877
4.23%, 7/3/2025 (c) 7,000,000 6,974,608
Total U.S. Treasury Obligations
(Cost $12,970,999) 12,972,485
Total Short-Term Investments
(Cost $23,722,779) 23,724,265
Total Investments — 93.0%
(Cost $23,722,779) 23,724,265
Other assets less liabilities — 7.0% 1,780,108
Net Assets — 100.0% $ 25,504,373
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,680,149.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 757,880
Aggregate gross unrealized depreciation (86,193)
Net unrealized appreciation $ 671,687
Federal income tax cost $ 23,722,779
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,662,382 11/6/2026
Bank of
America NA 5.33%
iShares
®
MSCI
Emerging Markets
ETF
f
126,361 (126,361) — —
21,651,445 11/13/2025 Citibank NA 4.68%
iShares
®
MSCI
Emerging Markets
ETF
f
401,210 (401,210) — —
2,967,414 11/6/2026
Goldman Sachs
International 4.78%
iShares
®
MSCI
Emerging Markets
ETF
f
49,345 — — 49,345
4,354,067 11/6/2026
Societe
Generale 5.13%
iShares
®
MSCI
Emerging Markets
ETF
f
179,478 (179,478) — —
14,456,133 11/13/2025 UBS AG 4.73%
iShares
®
MSCI
Emerging Markets
ETF
f
(86,193) 86,193 — —
51,091,441 670,201
Total Unrealized
Appreciation
756,394
Total Unrealized
Depreciation
(86,193)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
ULTRA MSCI EMERGING MARKETS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
EET
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
EZJ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 53 .7%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,428,050
Principal
Amount
Short-Term Investments — 18 .0%
Repurchase Agreements (a) — 10 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $653,200
(Cost $652,975) $ 652,975
652,975
U.S. Treasury Obligations (b) — 7 .8%
U.S. Treasury Bills
4.26%, 6/17/2025 (c)
(Cost $499,066) 500,000 499,117
Total Short-Term Investments
(Cost $1,152,041) 1,152,092
Total Investments — 71.7%
(Cost $3,661,867) 4,580,142
Other assets less liabilities — 28.3% 1,808,680
Net Assets — 100.0% $ 6,388,822
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $417,263.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,368,458
Aggregate gross unrealized depreciation (108,119)
Net unrealized appreciation $ 1,260,339
Federal income tax cost $ 3,661,867
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,524,865 11/6/2026
Bank of
America NA 5.33%
iShares
®
MSCI Japan
ETF
f
(11,599) — 11,599 —
2,692,429 11/13/2025 Citibank NA 5.03%
iShares
®
MSCI Japan
ETF
f
342,673 (151,836) — 190,837
1,123,017 11/6/2026
Goldman Sachs
International 4.98%
iShares
®
MSCI Japan
ETF
f
55,642 — — 55,642
1,926,176 11/6/2026
Societe
Generale 5.03%
iShares
®
MSCI Japan
ETF
f
(96,520) — 96,520 —
2,084,474 11/13/2025 UBS AG 4.83%
iShares
®
MSCI Japan
ETF
f
51,868 — — 51,868
9,350,961 342,064
Total Unrealized
Appreciation
450,183
Total Unrealized
Depreciation
(108,119)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
ULTRA MSCI JAPAN :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
EZJ
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
BIB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 74 .0%
Biotechnology — 59.1%
4D Molecular Therapeutics,
Inc.* 1,703 $ 6,165
89bio, Inc.* 5,370 52,841
Absci Corp.*(b) 4,225 11,196
AC Immune SA* 3,638 6,221
ACADIA Pharmaceuticals, Inc.* 6,135 132,332
Acrivon Therapeutics, Inc.* 1,145 1,202
ADMA Biologics, Inc.* 8,696 172,529
Agios Pharmaceuticals, Inc.* 2,108 67,646
Akero Therapeutics, Inc.* 2,929 145,425
Alector, Inc.* 3,645 4,848
Alkermes plc* 5,982 183,109
Allogene Therapeutics, Inc.* 7,713 9,024
Alnylam Pharmaceuticals, Inc.* 4,762 1,450,315
Altimmune, Inc.* 2,833 15,383
Alvotech SA*(b) 11,090 126,870
Amarin Corp. plc, ADR* 737 8,542
Amgen, Inc. 9,576 2,759,612
Amicus Therapeutics, Inc.* 11,302 68,603
AnaptysBio, Inc.* 1,128 25,075
Anavex Life Sciences Corp.*(b) 3,129 23,561
Annexon, Inc.* 3,921 7,999
Apellis Pharmaceuticals, Inc.* 4,617 78,166
Apogee Therapeutics, Inc.* 1,656 60,676
Applied Therapeutics, Inc.* 4,280 1,512
Arbutus Biopharma Corp.* 6,971 23,423
Arcellx, Inc.* 2,021 125,423
Arcturus Therapeutics Holdings,
Inc.* 996 12,480
Arcutis Biotherapeutics, Inc.* 4,364 56,907
Ardelyx, Inc.* 8,768 32,179
Argenx SE, ADR* 1,178 675,300
ArriVent Biopharma, Inc.* 1,240 26,350
Arrowhead Pharmaceuticals,
Inc.* 4,639 74,549
ARS Pharmaceuticals, Inc.* 3,575 51,587
Artiva Biotherapeutics, Inc.* 894 1,725
Ascendis Pharma A/S, ADR* 2,222 361,830
Astria Therapeutics, Inc.* 2,076 9,882
Aura Biosciences, Inc.*(b) 1,838 10,771
Aurinia Pharmaceuticals, Inc.* 5,052 39,608
Autolus Therapeutics plc, ADR* 7,372 12,901
Avidity Biosciences, Inc.* 4,422 136,994
Beam Therapeutics, Inc.* 3,079 48,741
BeOne Medicines Ltd., ADR* 1,539 377,948
Bicycle Therapeutics plc, ADR* 1,620 13,316
BioCryst Pharmaceuticals, Inc.* 7,687 82,635
Biogen, Inc.* 5,385 698,919
BioMarin Pharmaceutical, Inc.* 7,018 407,535
Biomea Fusion, Inc.* 1,333 1,919
BioNTech SE, ADR* 3,660 350,665
Blueprint Medicines Corp.* 2,351 238,274
Bridgebio Pharma, Inc.* 6,996 239,613
C4 Therapeutics, Inc.* 2,611 3,264
Cargo Therapeutics, Inc.* 1,693 7,195
Cartesian Therapeutics, Inc.*(b) 935 8,939
Centessa Pharmaceuticals plc,
ADR* 3,358 45,367
Investments
Shares Value
Common Stocks (a) (continued)
CG oncology, Inc.* 2,801 $ 71,762
Climb Bio, Inc.* 2,473 2,918
Cogent Biosciences, Inc.* 4,188 22,783
Compass Pathways plc, ADR* 2,284 9,501
Corvus Pharmaceuticals,
Inc.*(b) 2,364 8,936
Crinetics Pharmaceuticals, Inc.* 3,423 104,436
CRISPR Therapeutics AG* 3,155 114,495
Cullinan Therapeutics, Inc.* 2,152 18,604
CureVac NV*(b) 8,253 36,891
Cytokinetics, Inc.* 4,356 135,123
Day One Biopharmaceuticals,
Inc.* 3,728 23,785
Denali Therapeutics, Inc.* 5,342 70,728
Design Therapeutics, Inc.* 2,083 7,770
Disc Medicine, Inc.* 1,272 59,377
Dynavax Technologies Corp.* 4,564 44,682
Dyne Therapeutics, Inc.* 4,161 49,766
Editas Medicine, Inc.* 3,037 5,224
Enanta Pharmaceuticals, Inc.* 785 4,655
Entrada Therapeutics, Inc.* 1,383 10,511
Erasca, Inc.* 10,400 14,560
Exelixis, Inc.* 10,296 443,140
Fate Therapeutics, Inc.* 4,190 5,070
Foghorn Therapeutics, Inc.* 2,046 8,348
Galapagos NV, ADR* 538 15,473
Genmab A/S, ADR* 1,542 32,305
Geron Corp.* 23,429 35,612
Gilead Sciences, Inc. 25,806 2,840,724
GRAIL, Inc.*(b) 1,236 47,475
Grifols SA, ADR* 4,488 37,295
Halozyme Therapeutics, Inc.* 4,530 253,997
Humacyte, Inc.*(b) 4,733 12,637
Ideaya Biosciences, Inc.* 3,220 64,046
IGM Biosciences, Inc.* 1,254 1,593
ImmunityBio, Inc.*(b) 26,860 71,448
Immunocore Holdings plc,
ADR* 1,458 53,363
Immunovant, Inc.* 6,249 92,798
Incyte Corp.* 7,119 463,162
Inhibrx Biosciences, Inc.* 533 7,179
Inozyme Pharma, Inc.* 2,363 9,381
Insmed, Inc.* 6,658 464,262
Intellia Therapeutics, Inc.* 3,808 26,161
Ionis Pharmaceuticals, Inc.* 5,848 195,966
Iovance Biotherapeutics, Inc.* 12,061 21,107
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,887 3,527
iTeos Therapeutics, Inc.* 1,344 13,467
Janux Therapeutics, Inc.* 2,174 51,741
KalVista Pharmaceuticals, Inc.* 1,818 21,452
Keros Therapeutics, Inc.* 1,492 21,112
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,545 42,271
Krystal Biotech, Inc.* 1,060 133,518
Kura Oncology, Inc.* 2,971 16,905
Kymera Therapeutics, Inc.* 2,389 70,810
Kyverna Therapeutics, Inc.* 1,588 4,049
Larimar Therapeutics, Inc.* 2,347 5,281
Legend Biotech Corp., ADR* 3,005 86,995

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Lexeo Therapeutics, Inc.* 1,216 $ 3,307
Lexicon Pharmaceuticals, Inc.* 13,331 8,353
Lyell Immunopharma, Inc.* 10,747 4,693
MacroGenics, Inc.* 2,309 3,140
Madrigal Pharmaceuticals, Inc.* 812 223,511
MannKind Corp.* 11,168 46,347
MeiraGTx Holdings plc* 2,875 14,720
Mersana Therapeutics, Inc.* 4,544 1,562
Merus NV* 2,542 142,530
Mesoblast Ltd., ADR* 1,251 13,311
Mineralys Therapeutics, Inc.* 1,833 28,558
Mirum Pharmaceuticals, Inc.* 1,803 80,161
Moderna, Inc.* 14,193 376,966
Monte Rosa Therapeutics, Inc.* 2,260 9,447
Neurocrine Biosciences, Inc.* 3,668 451,237
Neurogene, Inc.* 546 9,287
Newamsterdam Pharma Co.
NV* 4,040 73,164
Nkarta, Inc.* 2,596 4,517
Novavax, Inc.*(b) 5,917 43,431
Nurix Therapeutics, Inc.* 2,792 29,679
Nuvalent, Inc., Class
a
A* 2,434 181,601
Olema Pharmaceuticals, Inc.* 2,731 14,420
OnKure Therapeutics, Inc.,
Class
a
A* 465 1,176
ORIC Pharmaceuticals, Inc.* 2,613 21,348
Oruka Therapeutics, Inc. 1,377 15,092
PepGen, Inc.* 1,203 1,756
Praxis Precision Medicines,
Inc.* 742 28,604
Precigen, Inc.*(b) 10,773 14,220
Prime Medicine, Inc.*(b) 4,825 5,693
Protagonist Therapeutics, Inc.* 2,258 107,187
Prothena Corp. plc* 1,980 9,088
PTC Therapeutics, Inc.* 2,901 140,756
Pyxis Oncology, Inc.* 2,188 2,647
Q32 Bio, Inc.* 448 775
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 14,533 60,748
Regeneron Pharmaceuticals,
Inc. 3,955 1,939,057
REGENXBIO, Inc.* 1,823 16,134
Relay Therapeutics, Inc.* 6,236 18,708
Replimune Group, Inc.* 2,833 25,440
Revolution Medicines, Inc.* 6,839 269,457
Rhythm Pharmaceuticals, Inc.* 2,326 142,654
Rigel Pharmaceuticals, Inc.* 648 12,442
Rocket Pharmaceuticals, Inc.* 3,922 9,844
Roivant Sciences Ltd.* 26,249 288,476
Sage Therapeutics, Inc.* 2,262 14,613
Sana Biotechnology, Inc.*(b) 8,213 17,822
Sarepta Therapeutics, Inc.* 3,569 134,194
Savara, Inc.* 6,313 14,394
Scholar Rock Holding Corp.* 3,483 101,042
Silence Therapeutics plc, ADR* 1,730 10,103
Solid Biosciences, Inc.* 2,807 9,010
SpringWorks Therapeutics, Inc.* 2,757 128,779
Spyre Therapeutics, Inc.* 2,217 33,876
Stoke Therapeutics, Inc.* 1,948 18,584
Summit Therapeutics, Inc.*(b) 27,136 494,282
Investments
Shares Value
Common Stocks (a) (continued)
Sutro Biopharma, Inc.* 3,033 $ 2,723
Syndax Pharmaceuticals, Inc.* 3,140 33,096
Tango Therapeutics, Inc.*(b) 3,977 8,829
Taysha Gene Therapies, Inc.* 7,541 20,436
Tectonic Therapeutic, Inc.* 543 11,680
Tevogen Bio Holdings, Inc.*(b) 6,439 8,306
Tourmaline Bio, Inc.* 943 15,729
Travere Therapeutics, Inc.* 3,264 49,025
TScan Therapeutics, Inc.* 1,806 2,583
Twist Bioscience Corp.* 2,194 64,284
Tyra Biosciences, Inc.* 1,861 16,935
Ultragenyx Pharmaceutical,
Inc.* 3,403 115,804
uniQure NV* 1,989 28,781
United Therapeutics Corp.* 1,652 526,740
UroGen Pharma Ltd.* 1,552 6,580
Vanda Pharmaceuticals, Inc.* 2,145 9,309
Vaxcyte, Inc.* 4,737 153,905
Vera Therapeutics, Inc.,
Class
a
A* 2,345 44,438
Veracyte, Inc.* 2,867 76,291
Vericel Corp.* 1,838 75,900
Vertex Pharmaceuticals, Inc.* 6,148 2,717,723
Verve Therapeutics, Inc.* 3,266 14,534
Vir Biotechnology, Inc.* 5,045 24,922
Voyager Therapeutics, Inc.* 2,009 5,505
Xencor, Inc.* 2,592 20,736
Xenon Pharmaceuticals, Inc.* 2,816 81,242
Y-mAbs Therapeutics, Inc.* 1,648 7,581
Zai Lab Ltd., ADR* 2,301 69,352
Zymeworks, Inc.* 2,534 28,964
26,199,144
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.* 4,043 77,262
Health Care Providers & Services — 0.5%
Castle Biosciences, Inc.* 1,049 16,752
Guardant Health, Inc.* 4,540 184,415
201,167
Life Sciences Tools & Services — 3.0%
10X Genomics, Inc., Class
a
A*
3,982
37,948
AbCellera Biologics, Inc.* 10,962 22,143
Adaptive Biotechnologies
Corp.* 5,429 51,684
Alpha Teknova, Inc.*(b) 1,961 11,315
Codexis, Inc.* 3,047 7,008
Fortrea Holdings, Inc.* 3,300 14,190
Illumina, Inc.* 5,827 479,213
Maravai LifeSciences Holdings,
Inc., Class
a
A* 5,218 11,741
MaxCyte, Inc.* 3,880 9,234
Medpace Holdings, Inc.* 1,121 330,583
OmniAb, Inc.* 4,452 5,654
Pacific Biosciences of
California, Inc.*(b) 10,074 9,708
Personalis, Inc.* 3,247 15,034
Tempus AI, Inc., Class
a
A*(b) 6,149 339,302
1,344,757

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 11.2%
Alumis, Inc.*(b) 3,521 $ 12,324
Amneal Pharmaceuticals, Inc.* 11,402 83,463
Amphastar Pharmaceuticals,
Inc.* 1,769 45,481
Amylyx Pharmaceuticals, Inc.* 3,152 16,233
ANI Pharmaceuticals, Inc.* 801 47,035
Aquestive Therapeutics, Inc.*(b) 3,354 9,089
Arvinas, Inc.* 2,530 18,216
AstraZeneca plc, ADR 21,421 1,560,091
Atea Pharmaceuticals, Inc.* 3,107 9,228
Avadel Pharmaceuticals plc,
ADR* 3,545 32,295
Axsome Therapeutics, Inc.* 1,794 188,657
Collegium Pharmaceutical, Inc.* 1,158 33,744
CorMedix, Inc.* 2,232 27,096
Edgewise Therapeutics, Inc.* 3,483 49,737
Enliven Therapeutics, Inc.* 1,797 31,933
Esperion Therapeutics, Inc.*(b) 7,248 6,159
Evolus, Inc.* 2,329 21,404
EyePoint Pharmaceuticals, Inc.* 2,511 18,180
Harmony Biosciences Holdings,
Inc.* 2,110 72,795
Harrow, Inc.* 1,310 36,824
HUTCHMED China Ltd., ADR* 1,141 15,849
Indivior plc* 4,567 58,732
Innoviva, Inc.* 2,306 45,128
Jazz Pharmaceuticals plc* 2,234 241,428
LENZ Therapeutics, Inc.* 1,012 29,550
Ligand Pharmaceuticals, Inc.* 708 72,351
Mind Medicine MindMed, Inc.* 2,698 19,587
Neumora Therapeutics, Inc.* 5,943 4,257
Ocular Therapeutix, Inc.* 5,783 46,322
Omeros Corp.*(b) 2,132 6,588
Pacira BioSciences, Inc.* 1,702 43,980
Phathom Pharmaceuticals,
Inc.*(b) 2,515 10,689
Phibro Animal Health Corp.,
Class
a
A 748 18,266
Pliant Therapeutics, Inc.* 2,239 3,023
Rapport Therapeutics, Inc.*(b) 1,346 11,131
Royalty Pharma plc, Class
a
A 15,940 524,107
Sanofi SA, ADR 10,570 521,841
scPharmaceuticals, Inc.* 1,841 6,701
SIGA Technologies, Inc. 2,627 15,709
Structure Therapeutics, Inc.,
ADR* 2,192 47,698
Supernus Pharmaceuticals,
Inc.* 2,053 65,080
Tarsus Pharmaceuticals, Inc.* 1,412 60,645
Terns Pharmaceuticals, Inc.* 3,125 9,719
Theravance Biopharma, Inc.* 1,809 16,570
Third Harmonic Bio, Inc.* 1,658 8,638
Trevi Therapeutics, Inc.* 3,287 21,398
Verona Pharma plc, ADR* 2,899 235,399
Viatris, Inc. 43,911 385,978
WaVe Life Sciences Ltd.* 5,611 33,722
Xeris Biopharma Holdings, Inc.* 5,484 27,091
Investments
Shares Value
Common Stocks (a) (continued)
Zevra Therapeutics, Inc.* 1,963 $ 16,784
4,943,945
Total Common Stocks
(Cost $47,137,364)
32,766,275
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Cartesian Therapeutics,
Inc., expiring 12/31/2049*
(Cost $1,761) 9,785 —
Shares
Securities Lending Reinvestments (c) — 3 .1%
Investment Companies — 3 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $1,383,245) 1,383,245 1,383,245
Principal
Amount
Short-Term Investments — 50 .7%
Repurchase Agreements (e) — 19 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,732,877
(Cost $8,729,865) $ 8,729,865
8,729,865
U.S. Treasury Obligations (a) — 31 .0%
U.S. Treasury Bills
4.22%, 6/17/2025 (f) 7,000,000 6,987,633
4.24%, 6/20/2025 (f) 4,500,000 4,490,482
4.25%, 6/24/2025 (f) 1,500,000 1,496,123
4.23%, 6/26/2025 (f) 750,000 747,888
Total U.S. Treasury Obligations
(Cost $13,720,695) 13,722,126
Total Short-Term Investments
(Cost $22,450,560) 22,451,991
Total Investments — 127.8%
(Cost $70,972,930) 56,601,511
Liabilities in excess of other assets — (27.8%) (12,301,343)
Net Assets — 100.0% $ 44,300,168

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
BIB
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,295,480.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$1,171,257, collateralized in the form of cash with a value of
$1,383,245 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $16,351 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
5, 2025 – November 15, 2054. The total value of collateral is
$1,399,596.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $1,383,245.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) The rate shown was the current yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,348,282
Aggregate gross unrealized depreciation (31,196,192)
Net unrealized depreciation $ (26,847,910)
Federal income tax cost $ 71,594,781
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,265,544 3/8/2027
Bank of
America NA 5.33%
Nasdaq
Biotechnology Index
®
(2,057,017) 1,909,924 136,000 (11,093)
10,813,774 11/6/2025 BNP Paribas 5.08%
Nasdaq
Biotechnology Index
®
(1,475,836) 1,475,836 — —
8,280,634 3/8/2027 Citibank NA 4.93%
Nasdaq
Biotechnology Index
®
(607,612) 607,612 — —
7,827,850 11/6/2026
Goldman Sachs
International 5.08%
Nasdaq
Biotechnology Index
®
(1,104,177) 290,380 813,797 —
7,240,456 11/6/2026
Societe
Generale 5.08%
Nasdaq
Biotechnology Index
®
(702,505) 702,505 — —
15,757,679 11/6/2026 UBS AG 4.83%
Nasdaq
Biotechnology Index
®
(5,907,493) 5,907,493 — —
56,185,937 (11,854,640)
Total Unrealized
Depreciation
(11,854,640)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
SKYU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 67 .9%
Broadline Retail — 2.6%
Amazon.com, Inc.* 338 $ 69,293
Communications Equipment — 4.4%
Arista Networks, Inc.* 771 66,799
Cisco Systems, Inc. 746 47,028
113,827
Diversified Telecommunication Services — 1.3%
Lumen Technologies, Inc.* 8,475 33,222
Financial Services — 0.5%
Toast, Inc., Class
a
A* 310 13,076
Health Care Technology — 0.6%
Veeva Systems, Inc., Class
a
A* 53 14,824
Interactive Media & Services — 2.8%
Alphabet, Inc., Class
a
A 421 72,303
IT Services — 13.2%
Akamai Technologies, Inc.* 593 45,026
Cloudflare, Inc., Class
a
A* 329 54,578
DigitalOcean Holdings, Inc.* 582 16,471
Fastly, Inc., Class
a
A* 1,277 9,297
International Business
Machines Corp. 284 73,573
MongoDB, Inc., Class
a
A* 223 42,109
Shopify, Inc., Class
a
A* 320 34,310
Snowflake, Inc., Class
a
A* 67 13,780
Twilio, Inc., Class
a
A* 299 35,192
Wix.com Ltd.* 119 17,725
342,061
Media — 0.5%
Trade Desk, Inc. (The), Class
a
A* 170 12,788
Professional Services — 1.0%
Paycom Software, Inc. 54 13,991
Paylocity Holding Corp.* 59 11,263
25,254
Software — 34.1%
Adobe, Inc.* 82 34,037
Appfolio, Inc., Class
a
A* 56 11,826
Appian Corp., Class
a
A* 407 12,820
AppLovin Corp., Class
a
A* 110 43,230
Asana, Inc., Class
a
A* 621 11,122
Atlassian Corp., Class
a
A* 126 26,161
Blackbaud, Inc.* 181 11,264
BlackLine, Inc.* 247 13,815
Box, Inc., Class
a
A* 366 13,842
Confluent, Inc., Class
a
A* 1,130 26,024
Crowdstrike Holdings, Inc.,
Class
a
A* 31 14,612
Datadog, Inc., Class
a
A* 103 12,142
Docusign, Inc., Class
a
A* 144 12,760
Dropbox, Inc., Class
a
A* 460 13,276
Investments
Shares Value
Common Stocks (a) (continued)
Elastic NV* 103 $ 8,330
Five9, Inc.* 657 17,417
Gitlab, Inc., Class
a
A* 596 27,124
HubSpot, Inc.* 50 29,495
Intuit, Inc. 19 14,316
Klaviyo, Inc., Class
a
A* 304 10,336
Microsoft Corp. 181 83,325
Nutanix, Inc., Class
a
A* 933 71,552
Open Text Corp. 463 13,108
Oracle Corp. 432 71,509
Palo Alto Networks, Inc.* 63 12,122
Q2 Holdings, Inc.* 137 11,990
Qualys, Inc.* 91 12,608
RingCentral, Inc., Class
a
A* 594 15,402
Rubrik, Inc., Class
a
A* 551 52,538
Salesforce, Inc. 120 31,844
SAP SE, ADR(b) 87 26,349
ServiceNow, Inc.* 39 39,433
Sprout Social, Inc., Class
a
A* 450 9,823
Workday, Inc., Class
a
A* 45 11,147
Workiva, Inc., Class
a
A* 410 27,589
Zoom Communications, Inc.,
Class
a
A* 162 13,162
Zscaler, Inc.* 61 16,818
884,268
Technology Hardware, Storage & Peripherals — 6.9%
Dell Technologies, Inc., Class
a
C 349 38,833
Hewlett Packard Enterprise Co. 1,810 31,277
NetApp, Inc. 359 35,598
Pure Storage, Inc., Class
a
A* 1,367 73,258
178,966
Total Common Stocks
(Cost $1,687,441)
1,759,882
Securities Lending Reinvestments (c) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $23,634) 23,634 23,634
Principal
Amount
Short-Term Investments — 0 .8%
Repurchase Agreements (e) — 0 .8%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $20,869
(Cost $20,864) $ 20,864
20,864
Total Investments — 69.6%
(Cost $1,731,939) 1,804,380
Other assets less liabilities — 30.4% 789,816
Net Assets — 100.0% $ 2,594,196
* Non-income producing security.

See accompanying notes to the financial statements.
ULTRA NASDAQ CLOUD COMPUTING :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
SKYU
::
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $61,311.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $23,623, collateralized in the form of cash with a value of $23,634 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $23,634.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 320,388
Aggregate gross unrealized depreciation (767,786)
Net unrealized depreciation $ (447,398)
Federal income tax cost $ 1,768,178
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
793,259 11/6/2026
Bank of
America NA 5.33%
ISE Cloud Computing
Index (223,720) — 223,720 —
889,064 3/6/2026 BNP Paribas 5.23%
ISE Cloud Computing
Index 55,877 — — 55,877
983,590 11/6/2026
Goldman Sachs
International 5.08%
ISE Cloud Computing
Index (175,293) — 175,293 —
767,711 1/26/2026 UBS AG 5.13%
ISE Cloud Computing
Index (140,464) — 140,464 —
3,433,624 (483,600)
Total Unrealized
Appreciation
55,877
Total Unrealized
Depreciation
(539,477)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 54 .0%
Repurchase Agreements (a) — 54 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,457,043
(Cost $2,456,195) $ 2,456,195
$ 2,456,195
Total Investments — 54.0%
(Cost $2,456,195) 2,456,195
Other assets less liabilities — 46.0% 2,089,322
Net Assets — 100.0% $ 4,545,517
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 815,768
Aggregate gross unrealized depreciation (5,573)
Net unrealized appreciation $ 810,195
Federal income tax cost $ 2,456,195
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,864,026 11/6/2026
Bank of
America NA 5.33%
First Trust Nasdaq
Cybersecurity ETF 24,517 — — 24,517
1,354,020 11/6/2025 BNP Paribas 5.23%
First Trust Nasdaq
Cybersecurity ETF 557,710 (557,710) — —
2,232,043 11/6/2026
Goldman Sachs
International 5.08%
First Trust Nasdaq
Cybersecurity ETF 233,541 (233,541) — —
2,643,717 3/8/2027 UBS AG 5.13%
First Trust Nasdaq
Cybersecurity ETF (5,573) — 5,573 —
9,093,806 810,195
Total Unrealized
Appreciation
815,768
Total Unrealized
Depreciation
(5,573)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
QLD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 76 .8%
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.* 28,091 $ 21,078,363
Automobiles — 2.4%
Tesla, Inc.* 541,642 187,657,287
Beverages — 1.6%
Coca-Cola Europacific Partners
plc 168,997 15,512,235
Keurig Dr Pepper, Inc. 497,429 16,748,435
Monster Beverage Corp.* 356,793 22,816,912
PepsiCo, Inc. 502,843 66,098,712
121,176,294
Biotechnology — 2.3%
Amgen, Inc. 196,961 56,760,221
Biogen, Inc.* 53,668 6,965,570
Gilead Sciences, Inc. 456,585 50,260,877
Regeneron Pharmaceuticals,
Inc. 39,413 19,323,405
Vertex Pharmaceuticals, Inc.* 94,147 41,617,681
174,927,754
Broadline Retail — 5.1%
Amazon.com, Inc.* 1,579,298 323,771,883
MercadoLibre, Inc.* 18,590 47,651,561
PDD Holdings, Inc., ADR* 244,890 23,634,334
395,057,778
Chemicals — 1.1%
Linde plc 173,382 81,069,956
Commercial Services & Supplies — 0.7%
Cintas Corp. 147,954 33,511,581
Copart, Inc.* 354,201 18,234,267
51,745,848
Communications Equipment — 1.2%
Cisco Systems, Inc. 1,458,582 91,949,009
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 162,751 169,290,335
Electric Utilities — 1.1%
American Electric Power Co.,
Inc. 195,494 20,231,674
Constellation Energy Corp. 114,700 35,115,405
Exelon Corp. 368,551 16,149,905
Xcel Energy, Inc. 210,655 14,766,915
86,263,899
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 48,573 8,760,626
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 363,014 13,449,669
Investments
Shares Value
Common Stocks (continued)
Entertainment — 2.9%
Electronic Arts, Inc. 95,552 $ 13,738,467
Netflix, Inc.* 156,831 189,331,088
Take-Two Interactive Software,
Inc.* 64,709 14,642,352
Warner Bros Discovery, Inc.* 900,002 8,973,020
226,684,927
Financial Services — 0.3%
PayPal Holdings, Inc.* 362,692 25,489,994
Food Products — 0.6%
Kraft Heinz Co. (The) 438,129 11,711,188
Mondelez International, Inc.,
Class
a
A 474,254 32,007,403
43,718,591
Ground Transportation — 0.4%
CSX Corp. 694,634 21,943,488
Old Dominion Freight Line, Inc. 77,923 12,480,927
34,424,415
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc.* 143,271 12,292,652
GE HealthCare Technologies,
Inc. 167,658 11,826,595
IDEXX Laboratories, Inc.* 29,820 15,308,395
Intuitive Surgical, Inc.* 130,763 72,225,636
111,653,278
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class
a
A* 158,704 20,472,816
Booking Holdings, Inc. 12,027 66,376,171
DoorDash, Inc., Class
a
A* 144,634 30,177,884
Marriott International, Inc.,
Class
a
A 101,079 26,667,673
Starbucks Corp. 416,465 34,962,237
178,656,781
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 238,279 54,010,701
Interactive Media & Services — 6.5%
Alphabet, Inc., Class
a
A 869,247 149,284,480
Alphabet, Inc., Class
a
C 819,176 141,594,572
Meta Platforms, Inc., Class
a
A 326,346 211,305,771
502,184,823
IT Services — 0.8%
Cognizant Technology Solutions
Corp., Class
a
A 181,340 14,686,727
Shopify, Inc., Class
a
A* 445,656 47,783,236
62,469,963
Machinery — 0.2%
PACCAR, Inc. 192,414 18,058,054

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
QLD
::
Investments
Shares Value
Common Stocks (continued)
Media — 1.1%
Charter Communications, Inc.,
Class
a
A* 52,041 $ 20,622,287
Comcast Corp., Class
a
A 1,382,788 47,802,981
Trade Desk, Inc. (The), Class
a
A* 165,875 12,477,118
80,902,386
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 106,122 14,278,715
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 213,492 15,548,622
Professional Services — 1.1%
Automatic Data Processing, Inc. 149,175 48,560,938
Paychex, Inc. 132,013 20,846,173
Verisk Analytics, Inc., Class
a
A 51,432 16,156,848
85,563,959
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 150,369 11,061,144
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.* 594,120 65,786,908
Analog Devices, Inc. 181,842 38,910,551
Applied Materials, Inc. 297,869 46,690,966
ARM Holdings plc, ADR* 48,001 5,978,044
ASML Holding NV (Registered),
ADR 33,114 24,397,402
Broadcom, Inc. 1,155,286 279,660,082
GLOBALFOUNDRIES, Inc.* 202,626 7,254,011
Intel Corp. 1,587,526 31,036,133
KLA Corp. 48,719 36,874,437
Lam Research Corp. 470,636 38,022,682
Marvell Technology, Inc. 317,251 19,095,338
Microchip Technology, Inc. 197,189 11,444,850
Micron Technology, Inc. 408,498 38,586,721
NVIDIA Corp. 3,636,156 491,353,760
NXP Semiconductors NV 92,984 17,772,032
ON Semiconductor Corp.* 154,508 6,492,426
QUALCOMM, Inc. 405,496 58,878,019
Texas Instruments, Inc. 333,756 61,027,285
1,279,261,647
Software — 14.7%
Adobe, Inc.* 159,451 66,186,516
ANSYS, Inc.* 32,138 10,631,893
AppLovin Corp., Class
a
A* 113,386 44,560,698
Atlassian Corp., Class
a
A* 60,124 12,483,546
Autodesk, Inc.* 78,829 23,342,843
Cadence Design Systems, Inc.* 100,501 28,850,822
Crowdstrike Holdings, Inc.,
Class
a
A* 85,742 40,416,206
Datadog, Inc., Class
a
A* 116,321 13,711,919
Fortinet, Inc.* 281,933 28,695,141
Intuit, Inc. 102,498 77,229,168
Microsoft Corp. 1,107,830 510,000,619
MicroStrategy, Inc., Class
a
A* 87,151 32,163,948
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 824,547 $ 108,658,804
Palo Alto Networks, Inc.* 242,745 46,708,993
Roper Technologies, Inc. 39,367 22,449,819
Synopsys, Inc.* 56,688 26,302,098
Workday, Inc., Class
a
A* 78,460 19,435,327
Zscaler, Inc.* 56,261 15,511,158
1,127,339,518
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 21,003 28,721,602
Ross Stores, Inc. 120,967 16,946,267
45,667,869
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. 2,238,626 449,628,032
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 42,628 13,499,009
Trading Companies & Distributors — 0.2%
Fastenal Co. 420,495 17,383,263
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. 418,605 101,386,131
Total Common Stocks
(Cost $5,842,721,712)
5,901,298,640
Principal
Amount
Short-Term Investments — 17 .8%
Repurchase Agreements (a) — 1 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $85,657,610
(Cost $85,628,040) $ 85,628,040
85,628,040
U.S. Treasury Obligations (b) — 16 .7%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 150,000,000 149,982,408
4.25%, 6/10/2025 (c) 200,000,000 199,812,000
4.22%, 6/17/2025 (c) 201,000,000 200,644,899
4.25%, 6/20/2025 (c) 40,000,000 39,915,400
4.24%, 6/26/2025 (c) 213,800,000 213,197,976
4.25%, 7/1/2025 (c) 200,000,000 199,320,514
4.23%, 7/3/2025 (c) 130,000,000 129,528,434
4.24%, 7/10/2025 (c) 150,000,000 149,331,834
Total U.S. Treasury Obligations
(Cost $1,281,587,317) 1,281,733,465
Total Short-Term Investments
(Cost $1,367,215,357) 1,367,361,505
Total Investments — 94.6%
(Cost $7,209,937,069) 7,268,660,145
Other assets less liabilities — 5.4% 413,200,924
Net Assets — 100.0% $ 7,681,861,069

See accompanying notes to the financial statements.
ULTRA QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
QLD
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $727,913,164.
(c) The rate shown was the current yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 795,577,170
Aggregate gross unrealized depreciation (473,963,377)
Net unrealized appreciation $ 321,613,793
Federal income tax cost $ 7,341,521,580
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 1,643 6/20/2025 U.S. Dollar $ 702,440,005 $ 66,706,997
Swap Agreements
a
Ultra QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
684,362,867 3/8/2027
Bank of
America NA 5.48% Nasdaq-100 Index
®
26,673,242 (26,673,242) — —
565,088,074 11/6/2025
Barclays Bank
PLC 5.28% Nasdaq-100 Index
®
108,537,505 (108,537,505) — —
969,222,402 1/12/2027 BNP Paribas 5.38% Nasdaq-100 Index
®
10,054,178 (10,054,178) — —
660,439,617 3/8/2027 Citibank NA 5.48% Nasdaq-100 Index
®
31,366,111 (31,366,111) — —
615,474,152 1/26/2026
Goldman Sachs
International 5.08% Nasdaq-100 Index
®
13,234,926
1,323,473,087 3/6/2026
Goldman Sachs
International 4.88%
PowerShares QQQ
Trust
SM
, Series 1 (11,673,717)
1,938,947,239 1,561,209 (1,561,209) — —
932,238,466 4/6/2027
J.P. Morgan
Securities, LLC 5.18% Nasdaq-100 Index
®
107,817,780 (107,817,780) — —
432,069,684 11/6/2026
Morgan
Stanley & Co.
International plc 5.18% Nasdaq-100 Index
®
(5,213,547)
491,874,815 11/6/2026
Morgan
Stanley & Co.
International plc 5.18%
PowerShares QQQ
Trust
SM
, Series 1 (51,520,925)
923,944,499 (56,734,472) 56,594,072 140,400 —
871,416,645 4/6/2027
Nomura Global
Financial
Products Inc. 5.53% Nasdaq-100 Index
®
84,336,124 (84,336,124) — —
850,225,042 3/6/2026
Societe
Generale 5.28% Nasdaq-100 Index
®
28,326,647 (28,283,754) (42,893) —
364,397,404 4/7/2026 UBS AG 5.25% Nasdaq-100 Index
®
(14,170,093) 14,170,093 — —
8,760,282,255 327,768,231
Total Unrealized
Appreciation
410,346,513
Total Unrealized
Depreciation
(82,578,282)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
QLD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA REAL ESTATE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
URE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .4%
Health Care REITs — 9.9%
Alexandria Real Estate Equities,
Inc., REIT 6,495 $ 455,884
Healthpeak Properties, Inc.,
REIT 29,491 513,439
Ventas, Inc., REIT 18,428 1,184,552
Welltower, Inc., REIT 25,683 3,962,373
6,116,248
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.,
REIT 29,468 456,459
Industrial REITs — 6.9%
Prologis, Inc., REIT 39,072 4,243,219
Office REITs — 0.7%
BXP, Inc., REIT 6,134 413,002
Real Estate Management & Development — 4.7%
CBRE Group, Inc., Class
a
A* 12,461 1,557,874
CoStar Group, Inc.* 17,766 1,306,867
2,864,741
Residential REITs — 9.2%
AvalonBay Communities, Inc.,
REIT 5,989 1,238,345
Camden Property Trust, REIT 4,497 528,353
Equity Residential, REIT 14,406 1,010,437
Essex Property Trust, Inc., REIT 2,710 769,369
Invitation Homes, Inc., REIT 24,017 809,373
Mid-America Apartment
Communities, Inc., REIT 4,928 771,971
UDR, Inc., REIT 12,692 525,830
5,653,678
Retail REITs — 9.1%
Federal Realty Investment Trust,
REIT 3,251 310,405
Kimco Realty Corp., REIT 28,645 608,993
Realty Income Corp., REIT 36,896 2,089,052
Regency Centers Corp., REIT 6,881 496,464
Simon Property Group, Inc.,
REIT 12,929 2,108,332
5,613,246
Specialized REITs — 32.2%
American Tower Corp., REIT 19,699 4,228,390
Crown Castle, Inc., REIT 18,321 1,838,512
Digital Realty Trust, Inc., REIT 13,340 2,288,077
Equinix, Inc., REIT 4,103 3,646,829
Extra Space Storage, Inc., REIT 8,937 1,350,828
Iron Mountain, Inc., REIT 12,383 1,222,326
Public Storage, REIT 6,644 2,049,076
SBA Communications Corp.,
Class
a
A, REIT 4,533 1,051,157
VICI Properties, Inc., Class
a
A,
REIT 44,440 1,409,192
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 30,588 $ 792,535
19,876,922
Total Common Stocks
(Cost $47,501,311)
45,237,515
Principal
Amount
Short-Term Investments — 28 .6%
Repurchase Agreements (b) — 13 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,391,567
(Cost $8,388,670) $ 8,388,670
8,388,670
U.S. Treasury Obligations (a) — 15 .0%
U.S. Treasury Bills
4.26%, 6/17/2025 (c) 2,700,000 2,695,230
4.23%, 6/26/2025 (c) 3,600,000 3,589,863
4.25%, 7/8/2025 (c) 3,000,000 2,987,370
Total U.S. Treasury Obligations
(Cost $9,271,452) 9,272,463
Total Short-Term Investments
(Cost $17,660,122) 17,661,133
Total Investments — 102.0%
(Cost $65,161,433) 62,898,648
Liabilities in excess of other assets — (2.0%) (1,231,586)
Net Assets — 100.0% $ 61,667,062
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,155,119.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,174,565
Aggregate gross unrealized depreciation (8,811,971)
Net unrealized depreciation $ (5,637,406)
Federal income tax cost $ 66,798,940

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
URE
::
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
11,007,971 3/8/2027
Bank of
America NA 5.43%
S&P Real Estate
Select Sector Index
f
(360,270) 360,270 — —
9,855,884 3/8/2027 BNP Paribas 5.23%
S&P Real Estate
Select Sector Index
f
(708,703) 171,018 537,685 —
2,865,585 4/15/2027 Citibank NA 5.38%
S&P Real Estate
Select Sector Index
f
343,169 (264,696) — 78,473
20,526,149 3/8/2027
Goldman Sachs
International 5.08%
S&P Real Estate
Select Sector Index
f
(193,607) 193,607 — —
10,110,698 3/8/2027
Societe
Generale 5.28%
S&P Real Estate
Select Sector Index
f
(92,378) 92,378 — —
23,628,333 3/8/2027 UBS AG 5.13%
S&P Real Estate
Select Sector Index
f
(725,325) 719,325 6,000 —
77,994,620 (1,737,114)
Total Unrealized
Appreciation
343,169
Total Unrealized
Depreciation
(2,080,283)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
UWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 78 .9%
Aerospace & Defense — 1.4%
AAR Corp.* 3,484 $ 213,952
AeroVironment, Inc.* 2,797 497,950
AerSale Corp.* 3,347 19,714
Archer Aviation, Inc., Class
a
A* 32,210 324,999
Astronics Corp.* 2,927 91,381
Byrna Technologies, Inc.* 1,705 45,455
Cadre Holdings, Inc. 2,597 85,104
Ducommun, Inc.* 1,354 95,294
Eve Holding, Inc.*(a) 5,228 28,231
Intuitive Machines, Inc.* 4,171 47,591
Kratos Defense & Security
Solutions, Inc.* 14,758 544,423
Leonardo DRS, Inc. 7,343 310,609
Mercury Systems, Inc.* 5,187 255,460
Moog, Inc., Class
a
A 2,793 517,571
National Presto Industries, Inc. 516 44,195
Park Aerospace Corp. 1,826 24,925
Redwire Corp.*(a) 2,271 32,498
Rocket Lab Corp.* 35,213 943,356
Triumph Group, Inc.* 7,318 188,731
V2X, Inc.* 1,659 75,120
Virgin Galactic Holdings, Inc.* 2,679 8,600
VirTra, Inc.* 1,101 6,430
4,401,589
Air Freight & Logistics — 0.1%
Forward Air Corp.* 2,497 41,900
Hub Group, Inc., Class
a
A 5,976 201,451
Radiant Logistics, Inc.* 3,543 21,045
264,396
Automobile Components — 0.9%
Adient plc* 8,342 130,052
American Axle & Manufacturing
Holdings, Inc.* 11,467 50,340
Cooper-Standard Holdings,
Inc.* 1,684 38,799
Dana, Inc. 13,025 216,606
Dorman Products, Inc.* 2,579 333,491
Fox Factory Holding Corp.* 4,218 108,192
Gentherm, Inc.* 3,069 83,983
Goodyear Tire & Rubber Co.
(The)* 28,420 324,272
Holley, Inc.* 4,644 9,009
LCI Industries 2,474 215,584
Luminar Technologies, Inc.,
Class
a
A*(a) 2,574 9,241
Modine Manufacturing Co.* 5,152 467,802
Patrick Industries, Inc. 3,232 277,500
Phinia, Inc. 4,171 181,021
Solid Power, Inc.*(a) 15,437 24,082
Standard Motor Products, Inc. 2,086 63,206
Stoneridge, Inc.* 2,722 13,664
Visteon Corp.* 2,722 229,805
XPEL, Inc.*(b) 2,519 90,608
2,867,257
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Livewire Group, Inc.* 1,815 $ 8,168
Winnebago Industries, Inc. 2,767 93,884
102,052
Banks — 8.3%
1st Source Corp. 1,831 110,885
ACNB Corp. 826 34,337
Amalgamated Financial Corp. 1,785 53,943
Amerant Bancorp, Inc., Class
a
A 3,693 64,738
Ameris Bancorp 6,566 403,612
Ames National Corp. 876 15,242
Arrow Financial Corp. 1,638 42,179
Associated Banc-Corp. 16,348 378,783
Atlantic Union Bankshares
Corp. 12,864 386,177
Axos Financial, Inc.* 5,450 378,993
Banc of California, Inc. 13,863 190,200
BancFirst Corp. 1,991 246,297
Bancorp, Inc. (The)* 4,555 232,760
Bank First Corp. 967 112,462
Bank of Hawaii Corp. 3,899 259,322
Bank of Marin Bancorp 1,578 33,627
Bank of NT Butterfield & Son
Ltd. (The) 4,427 186,642
Bank7 Corp. 401 15,487
BankUnited, Inc. 7,439 252,777
Bankwell Financial Group, Inc. 642 22,284
Banner Corp. 3,424 211,090
Bar Harbor Bankshares 1,490 43,329
BayCom Corp. 1,044 27,551
BCB Bancorp, Inc. 1,489 12,061
Berkshire Hills Bancorp, Inc. 4,282 106,022
Blue Foundry Bancorp* 1,969 17,839
Bridgewater Bancshares, Inc.* 1,983 29,031
Brookline Bancorp, Inc. 8,800 90,904
Burke & Herbert Financial
Services Corp. 1,351 76,899
Business First Bancshares, Inc. 2,405 57,215
Byline Bancorp, Inc. 3,106 80,352
Cadence Bank 18,171 550,581
California BanCorp* 2,454 36,663
Camden National Corp. 1,671 65,737
Capital Bancorp, Inc. 919 29,684
Capital City Bank Group, Inc. 1,375 51,892
Capitol Federal Financial, Inc. 12,373 70,650
Carter Bankshares, Inc.* 2,275 37,424
Cathay General Bancorp 6,769 290,085
Central Pacific Financial Corp. 2,661 71,049
Chemung Financial Corp. 325 15,233
ChoiceOne Financial Services,
Inc. 831 24,581
Citizens & Northern Corp. 1,484 27,528
Citizens Financial Services, Inc. 451 27,579
City Holding Co. 1,446 170,469
Civista Bancshares, Inc. 1,529 34,479
CNB Financial Corp. 2,056 44,554
Coastal Financial Corp.* 1,248 109,687
Colony Bankcorp, Inc. 1,652 25,259

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
UWM
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 2,727 $ 39,023
Community Financial System,
Inc. 5,218 293,460
Community Trust Bancorp, Inc. 1,532 78,209
Community West Bancshares 1,688 30,046
ConnectOne Bancorp, Inc. 4,783 109,866
Customers Bancorp, Inc.* 2,954 150,536
CVB Financial Corp. 13,215 247,781
Dime Community Bancshares,
Inc. 3,964 101,716
Eagle Bancorp, Inc. 2,946 51,850
Eastern Bankshares, Inc. 19,248 288,720
Enterprise Bancorp, Inc. 987 38,049
Enterprise Financial Services
Corp. 3,632 192,278
Equity Bancshares, Inc.,
Class
a
A 1,629 63,433
Esquire Financial Holdings, Inc. 704 63,881
ESSA Bancorp, Inc. 836 15,374
Farmers & Merchants Bancorp,
Inc. 1,270 30,239
Farmers National Banc Corp. 3,631 48,038
FB Financial Corp. 3,544 154,696
Fidelity D&D Bancorp, Inc. 474 19,330
Financial Institutions, Inc. 1,909 49,290
First Bancorp 16,146 322,597
First Bancorp 3,994 165,232
First Bancorp, Inc. (The) 1,068 25,835
First Bank 2,103 30,557
First Busey Corp. 8,337 184,414
First Business Financial
Services, Inc. 786 38,333
First Commonwealth Financial
Corp. 10,089 157,590
First Community Bankshares,
Inc. 1,690 63,544
First Financial Bancorp 9,419 227,563
First Financial Bankshares, Inc. 12,980 457,675
First Financial Corp. 1,141 59,149
First Foundation, Inc.* 6,344 32,735
First Internet Bancorp 810 19,642
First Interstate BancSystem,
Inc., Class
a
A 7,915 214,892
First Merchants Corp. 5,817 219,301
First Mid Bancshares, Inc. 2,280 80,438
First Western Financial, Inc.* 809 16,860
Five Star Bancorp 1,664 46,525
Flagstar Financial, Inc. 25,296 291,410
Flushing Financial Corp. 3,181 38,267
FS Bancorp, Inc. 664 25,504
Fulton Financial Corp. 18,112 312,432
FVCBankcorp, Inc.* 1,662 19,379
German American Bancorp, Inc. 2,843 108,645
Glacier Bancorp, Inc. 11,364 471,265
Great Southern Bancorp, Inc. 860 48,108
Greene County Bancorp, Inc. 698 15,140
Guaranty Bancshares, Inc. 787 32,535
Hancock Whitney Corp. 8,656 473,224
Hanmi Financial Corp. 3,000 68,760
HarborOne Bancorp, Inc. 3,760 42,789
HBT Financial, Inc. 1,278 29,905
Investments
Shares Value
Common Stocks (continued)
Heritage Commerce Corp. 5,945 $ 55,051
Heritage Financial Corp. 3,369 78,767
Hilltop Holdings, Inc. 4,646 138,544
Hingham Institution For Savings
(The) 156 37,816
Home Bancorp, Inc. 703 35,431
Home BancShares, Inc. 18,586 525,798
HomeStreet, Inc.* 1,826 23,793
HomeTrust Bancshares, Inc. 1,470 53,052
Hope Bancorp, Inc. 12,151 121,996
Horizon Bancorp, Inc. 4,323 64,153
Independent Bank Corp. 4,234 260,391
Independent Bank Corp. 1,989 62,713
International Bancshares Corp. 5,393 337,764
Investar Holding Corp. 922 17,527
John Marshall Bancorp, Inc. 1,249 21,783
Kearny Financial Corp. 5,463 32,942
Lakeland Financial Corp. 2,482 148,597
LCNB Corp. 1,278 18,544
LINKBANCORP, Inc. 2,206 15,111
Live Oak Bancshares, Inc. 3,458 94,922
Mercantile Bank Corp. 1,573 69,464
Metrocity Bankshares, Inc. 1,841 51,438
Metropolitan Bank Holding
Corp.* 1,054 68,162
Mid Penn Bancorp, Inc. 2,060 54,899
Middlefield Banc Corp. 725 21,279
Midland States Bancorp, Inc. 2,051 34,621
MidWestOne Financial Group,
Inc. 1,915 55,056
MVB Financial Corp. 1,144 22,377
National Bank Holdings Corp.,
Class
a
A 3,680 133,032
National Bankshares, Inc. 574 14,706
NB Bancorp, Inc.* 3,883 65,429
NBT Bancorp, Inc. 5,033 210,631
Nicolet Bankshares, Inc. 1,365 167,404
Northeast Bank 700 58,681
Northeast Community Bancorp,
Inc. 1,228 27,777
Northfield Bancorp, Inc. 3,802 44,407
Northrim Bancorp, Inc. 531 48,640
Northwest Bancshares, Inc. 12,710 156,079
Norwood Financial Corp. 830 21,580
Oak Valley Bancorp 680 17,333
OceanFirst Financial Corp. 5,738 96,456
OFG Bancorp 4,477 184,184
Old National Bancorp 31,386 654,712
Old Second Bancorp, Inc. 4,345 71,866
Orange County Bancorp, Inc. 1,018 26,030
Origin Bancorp, Inc. 2,927 99,781
Orrstown Financial Services,
Inc. 1,851 55,641
Pacific Premier Bancorp, Inc. 9,558 202,630
Park National Corp. 1,437 233,599
Parke Bancorp, Inc. 1,048 20,321
Pathward Financial, Inc. 2,411 188,179
PCB Bancorp 1,088 21,042
Peapack-Gladstone Financial
Corp. 1,667 45,709

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
UWM
::
Investments
Shares Value
Common Stocks (continued)
Peoples Bancorp of North
Carolina, Inc. 440 $ 12,113
Peoples Bancorp, Inc. 3,449 101,125
Peoples Financial Services
Corp. 919 44,167
Pioneer Bancorp, Inc.* 1,162 13,247
Plumas Bancorp 547 23,811
Ponce Financial Group, Inc.* 1,929 25,829
Preferred Bank 1,219 101,921
Primis Financial Corp. 2,214 20,967
Princeton Bancorp, Inc. 548 17,158
Provident Bancorp, Inc.* 1,563 17,803
Provident Financial Services,
Inc. 12,559 209,735
QCR Holdings, Inc. 1,634 109,968
RBB Bancorp 1,625 27,593
Red River Bancshares, Inc. 458 25,689
Renasant Corp. 9,266 324,773
Republic Bancorp, Inc., Class
a
A 826 56,614
S&T Bancorp, Inc. 3,801 139,345
Seacoast Banking Corp. of
Florida 8,426 217,644
ServisFirst Bancshares, Inc. 5,061 376,690
Shore Bancshares, Inc. 3,055 44,267
Sierra Bancorp 1,298 35,526
Simmons First National Corp.,
Class
a
A 12,380 232,249
SmartFinancial, Inc. 1,586 50,403
South Plains Financial, Inc. 1,175 42,265
Southern First Bancshares,
Inc.* 770 27,774
Southern Missouri Bancorp,
Inc. 948 49,922
Southern States Bancshares,
Inc. 831 28,661
Southside Bancshares, Inc. 2,865 80,764
SouthState Corp. 9,755 856,489
Stellar Bancorp, Inc. 4,900 131,908
Stock Yards Bancorp, Inc. 2,554 187,872
Texas Capital Bancshares, Inc.* 4,625 331,566
Third Coast Bancshares, Inc.* 1,132 34,707
Timberland Bancorp, Inc. 751 22,853
Tompkins Financial Corp. 1,270 77,978
Towne Bank 7,011 242,300
TriCo Bancshares 3,191 127,321
Triumph Financial, Inc.* 2,205 127,383
TrustCo Bank Corp. 1,852 57,486
Trustmark Corp. 6,070 209,172
UMB Financial Corp. 6,800 701,216
United Bankshares, Inc. 13,188 476,614
United Community Banks, Inc. 11,931 342,897
Unity Bancorp, Inc. 707 31,253
Univest Financial Corp. 2,886 85,195
USCB Financial Holdings, Inc. 1,059 17,505
Valley National Bancorp 47,267 415,004
Veritex Holdings, Inc. 5,238 126,760
Virginia National Bankshares
Corp. 466 17,405
WaFd, Inc. 8,064 229,179
Washington Trust Bancorp, Inc. 1,910 52,831
WesBanco, Inc. 8,563 263,569
Investments
Shares Value
Common Stocks (continued)
West Bancorp, Inc. 1,609 $ 31,182
Westamerica Bancorp 2,562 123,104
WSFS Financial Corp. 5,837 308,719
25,737,565
Beverages — 0.4%
MGP Ingredients, Inc. 1,413 41,571
National Beverage Corp. 2,344 106,019
Primo Brands Corp., Class
a
A 24,377 806,147
Vita Coco Co., Inc. (The)* 3,915 139,335
1,093,072
Biotechnology — 6.1%
4D Molecular Therapeutics,
Inc.* 4,491 16,257
89bio, Inc.* 11,161 109,824
Absci Corp.*(a) 8,090 21,439
ACADIA Pharmaceuticals, Inc.* 11,936 257,460
Achieve Life Sciences, Inc.* 3,435 12,297
Acrivon Therapeutics, Inc.* 1,179 1,238
Actinium Pharmaceuticals, Inc.* 3,137 4,831
Acumen Pharmaceuticals, Inc.* 4,184 4,268
ADC Therapeutics SA* 8,111 25,063
ADMA Biologics, Inc.* 22,910 454,534
Adverum Biotechnologies, Inc.* 2,075 4,606
Agenus, Inc.* 2,343 8,036
Agios Pharmaceuticals, Inc.* 5,637 180,891
Akebia Therapeutics, Inc.* 21,598 65,442
Akero Therapeutics, Inc.* 7,436 369,197
Aldeyra Therapeutics, Inc.* 4,969 10,683
Alector, Inc.* 8,178 10,877
Alkermes plc* 16,046 491,168
Allogene Therapeutics, Inc.* 12,804 14,981
Altimmune, Inc.* 7,083 38,461
ALX Oncology Holdings, Inc.* 3,436 1,668
Amicus Therapeutics, Inc.* 29,266 177,645
AnaptysBio, Inc.* 2,156 47,928
Anavex Life Sciences Corp.*(a) 7,484 56,355
Anika Therapeutics, Inc.* 1,293 14,417
Annexon, Inc.* 9,739 19,868
Apogee Therapeutics, Inc.* 3,779 138,463
Applied Therapeutics, Inc.* 9,768 3,451
Arbutus Biopharma Corp.* 14,571 48,959
Arcellx, Inc.* 4,363 270,768
Arcturus Therapeutics Holdings,
Inc.* 2,285 28,631
Arcus Biosciences, Inc.* 5,423 48,427
Arcutis Biotherapeutics, Inc.* 10,721 139,802
Ardelyx, Inc.* 23,463 86,109
ArriVent Biopharma, Inc.* 2,810 59,712
Arrowhead Pharmaceuticals,
Inc.* 11,906 191,329
ARS Pharmaceuticals, Inc.*(a) 4,909 70,837
Artiva Biotherapeutics, Inc.* 1,983 3,827
Astria Therapeutics, Inc.* 4,616 21,972
Atossa Therapeutics, Inc.* 12,617 9,805
Aura Biosciences, Inc.*(a) 4,626 27,108
Aurinia Pharmaceuticals, Inc.* 13,390 104,978
Avidity Biosciences, Inc.* 11,329 350,972
Avita Medical, Inc.*(a) 2,592 14,567

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
UWM
::
Investments
Shares Value
Common Stocks (continued)
Beam Therapeutics, Inc.* 9,122 $ 144,401
Bicara Therapeutics, Inc.*(a) 1,925 17,806
BioCryst Pharmaceuticals, Inc.* 20,610 221,557
Biohaven Ltd.* 8,567 126,877
Biomea Fusion, Inc.* 2,756 3,969
Black Diamond Therapeutics,
Inc.* 3,967 8,727
Blueprint Medicines Corp.* 6,342 642,762
Boundless Bio, Inc.* 1,681 1,849
Bridgebio Pharma, Inc.* 14,021 480,219
C4 Therapeutics, Inc.* 5,999 7,499
Cabaletta Bio, Inc.* 4,476 8,370
CAMP4 Therapeutics Corp.* 710 1,406
Candel Therapeutics, Inc.* 2,837 15,462
Capricor Therapeutics, Inc.*(a) 3,654 36,138
Cardiff Oncology, Inc.*(a) 5,814 19,826
CareDx, Inc.* 5,129 87,142
Cargo Therapeutics, Inc.* 3,424 14,552
Caribou Biosciences, Inc.* 8,207 8,699
Cartesian Therapeutics, Inc.*(a) 1,027 9,818
Catalyst Pharmaceuticals, Inc.* 11,271 281,324
Celcuity, Inc.* 3,261 34,664
Celldex Therapeutics, Inc.* 6,443 127,443
Century Therapeutics, Inc.* 4,667 2,475
CervoMed, Inc.* 539 3,892
CG oncology, Inc.* 5,398 138,297
Cibus, Inc., Class
a
A* 1,815 5,862
Climb Bio, Inc.* 2,935 3,463
Cogent Biosciences, Inc.* 9,152 49,787
Coherus Biosciences, Inc.* 11,210 8,733
Compass Therapeutics, Inc.* 10,173 21,363
Corbus Pharmaceuticals
Holdings, Inc.* 1,175 8,718
Crinetics Pharmaceuticals, Inc.* 9,140 278,861
Cullinan Therapeutics, Inc.* 5,214 45,075
Cytokinetics, Inc.* 11,400 353,628
Day One Biopharmaceuticals,
Inc.* 5,461 34,841
Denali Therapeutics, Inc.* 12,398 164,150
Design Therapeutics, Inc.* 3,132 11,682
Dianthus Therapeutics, Inc.* 2,384 41,458
Disc Medicine, Inc.* 2,276 106,244
Dynavax Technologies Corp.* 13,140 128,641
Dyne Therapeutics, Inc.* 8,336 99,699
Editas Medicine, Inc.* 8,266 14,218
Elevation Oncology, Inc.* 5,629 1,689
Enanta Pharmaceuticals, Inc.* 2,004 11,884
Entrada Therapeutics, Inc.* 2,463 18,719
Erasca, Inc.* 18,332 25,665
Fate Therapeutics, Inc.* 9,985 12,082
Fennec Pharmaceuticals, Inc.* 2,375 19,285
Fibrobiologics, Inc.* 2,728 1,990
Foghorn Therapeutics, Inc.* 2,519 10,278
Galectin Therapeutics, Inc.* 896 1,174
Generation Bio Co.* 4,935 1,866
Geron Corp.* 58,989 89,663
Greenwich Lifesciences, Inc.*(a) 608 5,989
Gyre Therapeutics, Inc.*(a) 696 6,313
Halozyme Therapeutics, Inc.* 12,442 697,623
Heron Therapeutics, Inc.* 11,709 22,013
Investments
Shares Value
Common Stocks (continued)
HilleVax, Inc.* 3,144 $ 5,879
Humacyte, Inc.*(a) 9,023 24,091
Ideaya Biosciences, Inc.* 8,619 171,432
IGM Biosciences, Inc.* 1,530 1,943
ImmunityBio, Inc.*(a) 15,243 40,546
Immunome, Inc.* 7,072 61,951
Immunovant, Inc.* 5,789 85,967
Inhibrx Biosciences, Inc.* 1,157 15,585
Inmune Bio, Inc.*(a) 1,349 9,956
Inovio Pharmaceuticals, Inc.* 3,605 7,210
Inozyme Pharma, Inc.* 5,355 21,259
Insmed, Inc.* 17,197 1,199,147
Intellia Therapeutics, Inc.* 10,121 69,531
Invivyd, Inc.* 7,910 7,396
Iovance Biotherapeutics, Inc.* 27,391 47,934
Ironwood Pharmaceuticals,
Inc., Class
a
A* 14,111 8,454
iTeos Therapeutics, Inc.* 2,654 26,593
Jade Biosciences, Inc. 38 276
Janux Therapeutics, Inc.* 3,155 75,089
Jasper Therapeutics, Inc.
(Registered)* 1,126 6,193
KalVista Pharmaceuticals, Inc.* 3,887 45,867
Keros Therapeutics, Inc.* 3,301 46,709
Kiniksa Pharmaceuticals
International plc, Class
a
A* 3,837 104,980
Kodiak Sciences, Inc.* 3,254 11,064
Korro Bio, Inc.* 614 7,012
Krystal Biotech, Inc.* 2,474 311,625
Kura Oncology, Inc.* 7,383 42,009
Kymera Therapeutics, Inc.* 4,683 138,804
Kyverna Therapeutics, Inc.* 2,570 6,554
Larimar Therapeutics, Inc.* 4,196 9,441
Lexeo Therapeutics, Inc.* 2,350 6,392
Lexicon Pharmaceuticals, Inc.* 11,452 7,176
Lineage Cell Therapeutics, Inc.* 17,907 11,903
Lyell Immunopharma, Inc.* 16,029 7,000
MacroGenics, Inc.* 6,131 8,338
Madrigal Pharmaceuticals, Inc.* 1,793 493,541
MannKind Corp.* 26,861 111,473
MeiraGTx Holdings plc* 4,702 24,074
Mersana Therapeutics, Inc.* 10,694 3,676
Metagenomi, Inc.* 2,729 4,639
Metsera, Inc.*(a) 1,538 41,095
MiMedx Group, Inc.* 11,826 76,041
Mineralys Therapeutics, Inc.* 2,850 44,403
Mirum Pharmaceuticals, Inc.* 3,961 176,106
Monte Rosa Therapeutics, Inc.* 4,119 17,217
Myriad Genetics, Inc.* 8,919 37,371
Neurogene, Inc.*(a) 1,186 20,174
Nkarta, Inc.* 5,277 9,182
Novavax, Inc.*(a) 15,375 112,853
Nurix Therapeutics, Inc.* 7,502 79,746
Nuvalent, Inc., Class
a
A* 3,505 261,508
Ocugen, Inc.* 28,855 24,126
Olema Pharmaceuticals, Inc.* 4,077 21,527
Organogenesis Holdings, Inc.,
Class
a
A* 6,828 18,709
ORIC Pharmaceuticals, Inc.* 6,141 50,172
Outlook Therapeutics, Inc.* 1,624 2,988

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
UWM
::
Investments
Shares Value
Common Stocks (continued)
Ovid therapeutics, Inc.* 5,874 $ 1,599
PepGen, Inc.* 1,549 2,262
Perspective Therapeutics, Inc.* 5,392 13,857
Praxis Precision Medicines,
Inc.* 1,720 66,306
Precigen, Inc.*(a) 13,441 17,742
Prelude Therapeutics, Inc.* 1,315 1,165
Prime Medicine, Inc.*(a) 5,657 6,675
ProKidney Corp., Class
a
A* 11,103 8,025
Protagonist Therapeutics, Inc.* 5,924 281,212
Prothena Corp. plc* 4,241 19,466
PTC Therapeutics, Inc.* 7,572 367,393
Puma Biotechnology, Inc.* 4,197 13,766
Pyxis Oncology, Inc.* 4,920 5,953
Q32 Bio, Inc.* 608 1,052
RAPT Therapeutics, Inc.* 2,992 2,649
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 25,079 104,830
REGENXBIO, Inc.* 4,639 41,055
Regulus Therapeutics, Inc.* 6,299 49,951
Relay Therapeutics, Inc.* 12,549 37,647
Renovaro, Inc.* 11,320 3,506
Replimune Group, Inc.* 6,837 61,396
Revolution Medicines, Inc.* 16,985 669,209
Rhythm Pharmaceuticals, Inc.* 5,461 334,923
Rigel Pharmaceuticals, Inc.* 1,736 33,331
Rocket Pharmaceuticals, Inc.* 7,687 19,294
Sage Therapeutics, Inc.* 5,448 35,194
Sana Biotechnology, Inc.*(a) 13,186 28,614
Savara, Inc.* 12,012 27,387
Scholar Rock Holding Corp.* 8,019 232,631
Sera Prognostics, Inc.,
Class
a
A*(a) 2,850 4,446
Shattuck Labs, Inc.* 3,901 3,940
Skye Bioscience, Inc.* 1,963 3,887
Soleno Therapeutics, Inc.* 2,551 187,116
Solid Biosciences, Inc.* 2,370 7,608
SpringWorks Therapeutics, Inc.* 6,857 320,290
Spyre Therapeutics, Inc.* 3,989 60,952
Stoke Therapeutics, Inc.* 3,583 34,182
Summit Therapeutics, Inc.*(a) 9,173 167,086
Sutro Biopharma, Inc.* 8,165 7,330
Syndax Pharmaceuticals, Inc.* 8,196 86,386
Tango Therapeutics, Inc.*(a) 4,758 10,563
Taysha Gene Therapies, Inc.* 17,484 47,382
Tenaya Therapeutics, Inc.* 5,502 2,531
Tevogen Bio Holdings, Inc.*(a) 2,322 2,995
TG Therapeutics, Inc.* 13,925 488,907
Tourmaline Bio, Inc.* 2,292 38,231
Travere Therapeutics, Inc.* 8,390 126,018
TScan Therapeutics, Inc.* 3,875 5,541
Twist Bioscience Corp.* 5,912 173,222
Tyra Biosciences, Inc.* 1,952 17,763
Upstream Bio, Inc.* 1,737 16,033
UroGen Pharma Ltd.* 3,859 16,362
Vanda Pharmaceuticals, Inc.* 5,686 24,677
Vaxcyte, Inc.* 12,382 402,291
Vera Therapeutics, Inc.,
Class
a
A* 4,520 85,654
Veracyte, Inc.* 7,748 206,174
Investments
Shares Value
Common Stocks (continued)
Verastem, Inc.* 3,869 $ 29,095
Vericel Corp.* 4,898 202,263
Verve Therapeutics, Inc.* 7,085 31,528
Vir Biotechnology, Inc.* 9,055 44,732
Viridian Therapeutics, Inc.* 7,442 103,593
Voyager Therapeutics, Inc.* 4,588 12,571
Werewolf Therapeutics, Inc.* 3,126 3,782
X4 Pharmaceuticals, Inc.* 567 1,928
XBiotech, Inc.* 1,988 5,666
Xencor, Inc.* 6,717 53,736
XOMA Royalty Corp.* 811 20,080
Y-mAbs Therapeutics, Inc.* 3,727 17,144
Zenas Biopharma, Inc.*(a) 1,533 14,594
Zentalis Pharmaceuticals, Inc.* 5,700 6,897
Zura Bio Ltd., Class
a
A* 5,034 5,084
Zymeworks, Inc.* 5,435 62,122
18,719,380
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 2,329 5,846
Groupon, Inc., Class
a
A* 2,323 67,669
Savers Value Village, Inc.* 2,306 23,106
96,621
Building Products — 1.1%
American Woodmark Corp.* 1,502 84,668
Apogee Enterprises, Inc. 2,181 84,296
AZZ, Inc. 2,928 265,540
Caesarstone Ltd.* 2,064 3,509
CSW Industrials, Inc. 1,671 510,975
Gibraltar Industries, Inc.* 3,051 178,727
Griffon Corp. 3,928 270,050
Insteel Industries, Inc. 1,867 65,382
Janus International Group, Inc.* 13,674 111,717
JELD-WEN Holding, Inc.* 8,425 30,751
Masterbrand, Inc.* 12,637 128,897
Quanex Building Products
Corp. 4,711 78,815
Resideo Technologies, Inc.* 14,567 301,537
Tecnoglass, Inc. 2,241 191,897
UFP Industries, Inc. 5,957 581,165
Zurn Elkay Water Solutions
Corp. 14,368 519,978
3,407,904
Capital Markets — 1.5%
Acadian Asset Management,
Inc. 2,699 81,267
AlTi Global, Inc.* 3,509 11,650
Artisan Partners Asset
Management, Inc., Class
a
A 6,283 253,205
B Riley Financial, Inc.* 2,060 6,283
BGC Group, Inc., Class
a
A 35,446 328,939
Cohen & Steers, Inc. 2,743 210,772
Diamond Hill Investment Group,
Inc. 261 36,869
DigitalBridge Group, Inc. 15,866 175,478
Donnelley Financial Solutions,
Inc.* 2,800 152,544
Forge Global Holdings, Inc.* 782 10,870

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
UWM
::
Investments
Shares Value
Common Stocks (continued)
GCM Grosvenor, Inc., Class
a
A 4,314 $ 54,400
Hamilton Lane, Inc., Class
a
A 3,956 589,444
MarketWise, Inc. 198 3,328
Moelis & Co., Class
a
A 7,048 402,511
Open Lending Corp.* 10,192 18,244
P10, Inc., Class
a
A 4,067 44,168
Patria Investments Ltd., Class
a
A 5,768 73,484
Perella Weinberg Partners,
Class
a
A 5,159 89,612
Piper Sandler Cos. 1,732 435,511
PJT Partners, Inc., Class
a
A 2,324 350,134
Silvercrest Asset Management
Group, Inc., Class
a
A 949 13,779
StepStone Group, Inc., Class
a
A 6,633 383,719
StoneX Group, Inc.* 4,382 370,958
Value Line, Inc. 80 3,135
Victory Capital Holdings, Inc.,
Class
a
A 4,103 254,427
Virtus Investment Partners, Inc. 664 113,345
WisdomTree, Inc. 13,393 126,430
4,594,506
Chemicals — 1.3%
AdvanSix, Inc. 2,548 59,904
American Vanguard Corp. 2,600 12,792
Arq, Inc.* 2,875 14,203
ASP Isotopes, Inc.*(a) 5,451 41,210
Aspen Aerogels, Inc.* 6,157 35,464
Avient Corp. 9,009 325,495
Balchem Corp. 3,224 537,441
Cabot Corp. 5,289 395,035
Core Molding Technologies,
Inc.* 754 12,569
Ecovyst, Inc.* 11,608 86,480
Hawkins, Inc. 1,929 257,502
HB Fuller Co. 5,462 304,889
Ingevity Corp.* 3,633 150,297
Innospec, Inc. 2,487 211,594
Intrepid Potash, Inc.* 1,090 41,158
Koppers Holdings, Inc. 1,953 59,996
Kronos Worldwide, Inc. 2,171 13,742
LSB Industries, Inc.* 5,318 40,257
Mativ Holdings, Inc. 5,384 30,796
Minerals Technologies, Inc. 3,163 179,595
Northern Technologies
International Corp. 785 5,676
Orion SA 5,685 61,910
Perimeter Solutions, Inc.* 13,348 161,110
PureCycle Technologies, Inc.* 12,296 116,935
Quaker Chemical Corp. 1,379 149,539
Rayonier Advanced Materials,
Inc.* 6,385 24,582
Sensient Technologies Corp. 4,203 397,310
Stepan Co. 2,131 115,692
Tronox Holdings plc 11,848 67,297
Valhi, Inc. 241 3,509
3,913,979
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. 6,198 326,325
Investments
Shares Value
Common Stocks (continued)
ACCO Brands Corp. 9,055 $ 32,507
ACV Auctions, Inc., Class
a
A* 14,759 241,752
Bridger Aerospace Group
Holdings, Inc.* 995 1,642
BrightView Holdings, Inc.* 5,955 92,779
Brink's Co. (The) 4,375 359,013
Casella Waste Systems, Inc.,
Class
a
A* 6,228 729,984
CECO Environmental Corp.* 2,918 78,465
Cimpress plc* 1,681 74,401
CompX International, Inc. 152 3,899
CoreCivic, Inc.* 10,868 238,661
Deluxe Corp. 4,414 62,988
Driven Brands Holdings, Inc.* 5,977 106,510
Ennis, Inc. 2,536 47,347
Enviri Corp.* 7,904 64,418
GEO Group, Inc. (The)* 12,696 344,569
Healthcare Services Group,
Inc.* 7,341 103,508
HNI Corp. 4,735 220,320
Interface, Inc., Class
a
A 5,723 114,975
LanzaTech Global, Inc.* 11,150 3,147
Liquidity Services, Inc.* 2,140 50,012
MillerKnoll, Inc. 6,791 114,564
Montrose Environmental Group,
Inc.* 3,171 61,930
NL Industries, Inc. 838 6,109
OPENLANE, Inc.* 10,566 242,278
Perma-Fix Environmental
Services, Inc.* 1,687 17,865
Pitney Bowes, Inc. 16,380 168,714
Pursuit Attractions and
Hospitality, Inc.* 2,039 56,868
Quad/Graphics, Inc. 3,086 17,991
Quest Resource Holding Corp.* 1,757 3,865
Steelcase, Inc., Class
a
A 9,223 95,089
UniFirst Corp. 1,502 283,217
Virco Mfg. Corp. 1,099 9,243
VSE Corp. 1,756 228,438
4,603,393
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 7,855 63,076
Applied Optoelectronics, Inc.* 4,295 66,229
Aviat Networks, Inc.* 1,147 24,603
Calix, Inc.* 5,934 274,388
Clearfield, Inc.* 1,204 44,681
CommScope Holding Co., Inc.* 21,411 129,322
Digi International, Inc.* 3,622 117,389
Extreme Networks, Inc.* 12,863 201,563
Harmonic, Inc.* 11,017 99,373
NETGEAR, Inc.* 2,781 81,567
NetScout Systems, Inc.* 6,901 157,619
Ribbon Communications, Inc.* 9,130 30,859
Viasat, Inc.* 12,340 107,728
Viavi Solutions, Inc.* 21,962 200,074
1,598,471
Construction & Engineering — 1.6%
Ameresco, Inc., Class
a
A* 3,213 44,275

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
UWM
::
Investments
Shares Value
Common Stocks (continued)
Arcosa, Inc. 4,840 $ 417,547
Argan, Inc. 1,260 264,978
Bowman Consulting Group
Ltd., Class
a
A* 1,320 33,092
Centuri Holdings, Inc.* 1,697 35,433
Concrete Pumping Holdings,
Inc. 2,335 16,415
Construction Partners, Inc.,
Class
a
A* 4,610 482,621
Dycom Industries, Inc.* 2,833 651,363
Fluor Corp.* 17,031 708,149
Granite Construction, Inc. 4,392 392,865
Great Lakes Dredge & Dock
Corp.* 6,578 73,542
IES Holdings, Inc.* 821 213,181
Limbach Holdings, Inc.* 1,019 130,656
Matrix Service Co.* 2,638 32,236
MYR Group, Inc.* 1,596 250,333
Northwest Pipe Co.* 966 37,326
Orion Group Holdings, Inc.* 3,620 29,829
Primoris Services Corp. 5,331 384,419
Southland Holdings, Inc.* 1,130 4,384
Sterling Infrastructure, Inc.* 2,976 559,518
Tutor Perini Corp.* 4,316 159,174
4,921,336
Construction Materials — 0.2%
Knife River Corp.* 5,667 533,264
Smith-Midland Corp.* 455 13,714
United States Lime & Minerals,
Inc. 1,050 107,919
654,897
Consumer Finance — 0.8%
Atlanticus Holdings Corp.* 550 26,978
Bread Financial Holdings, Inc. 4,960 254,150
Consumer Portfolio Services,
Inc.* 858 7,765
Dave, Inc.* 800 160,656
Encore Capital Group, Inc.* 2,337 88,572
Enova International, Inc.* 2,542 235,567
FirstCash Holdings, Inc. 3,841 491,302
Green Dot Corp., Class
a
A* 5,358 49,508
LendingClub Corp.* 11,024 110,571
LendingTree, Inc.* 1,005 35,195
Medallion Financial Corp. 1,845 16,919
Navient Corp. 7,418 99,698
Nelnet, Inc., Class
a
A 1,418 164,743
NerdWallet, Inc., Class
a
A* 3,500 36,890
OppFi, Inc.(a) 1,894 23,997
PRA Group, Inc.* 3,866 54,859
PROG Holdings, Inc. 4,069 117,309
Regional Management Corp. 831 21,980
Upstart Holdings, Inc.* 7,982 376,511
World Acceptance Corp.* 338 52,214
2,425,384
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) 3,256 115,621
Chefs' Warehouse, Inc. (The)* 3,544 226,036
Investments
Shares Value
Common Stocks (continued)
Guardian Pharmacy Services,
Inc., Class
a
A* 859 $ 18,185
HF Foods Group, Inc.* 4,016 15,301
Ingles Markets, Inc., Class
a
A 1,445 90,023
Natural Grocers by Vitamin
Cottage, Inc. 931 45,461
PriceSmart, Inc. 2,501 270,058
SpartanNash Co. 3,365 65,483
Sprouts Farmers Market, Inc.* 10,048 1,736,897
United Natural Foods, Inc.* 5,861 179,171
Village Super Market, Inc.,
Class
a
A 869 33,526
Weis Markets, Inc. 1,642 124,464
2,920,226
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 14,413 56,211
Greif, Inc., Class
a
A 2,487 138,277
Greif, Inc., Class
a
B 481 28,980
Myers Industries, Inc. 3,702 46,978
O-I Glass, Inc.* 15,450 202,550
Ranpak Holdings Corp.,
Class
a
A* 4,456 14,839
TriMas Corp. 4,049 106,772
594,607
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 1,772 34,962
GigaCloud Technology, Inc.,
Class
a
A* 2,340 41,090
Weyco Group, Inc. 604 18,941
94,993
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.* 3,739 493,660
American Public Education,
Inc.* 1,566 46,119
Carriage Services, Inc., Class
a
A 1,362 59,247
Chegg, Inc.* 10,043 10,244
Coursera, Inc.* 13,722 121,440
European Wax Center, Inc.,
Class
a
A* 3,109 15,825
Frontdoor, Inc.* 7,682 422,587
Graham Holdings Co., Class
a
B 318 303,502
KinderCare Learning Cos., Inc.* 2,779 34,098
Laureate Education, Inc.* 12,993 292,343
Lincoln Educational Services
Corp.* 2,604 61,975
Matthews International Corp.,
Class
a
A 2,964 63,578
Mister Car Wash, Inc.* 9,457 66,956
Nerdy, Inc.* 7,751 13,254
OneSpaWorld Holdings Ltd. 10,021 188,996
Perdoceo Education Corp. 6,535 222,451
Strategic Education, Inc. 2,215 202,074
Stride, Inc.* 4,247 642,953
Udemy, Inc.* 9,080 66,466
Universal Technical Institute,
Inc.* 4,646 165,072

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UWM
::
Investments
Shares Value
Common Stocks (continued)
Zspace, Inc.* 217 $ 954
3,493,794
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 7,260 130,027
Alpine Income Property Trust,
Inc., REIT 1,249 19,135
American Assets Trust, Inc.,
REIT 4,780 95,313
Armada Hoffler Properties, Inc.,
REIT 7,864 54,733
Broadstone Net Lease, Inc.,
REIT 18,816 299,363
CTO Realty Growth, Inc., REIT 2,939 54,136
Essential Properties Realty
Trust, Inc., REIT 17,500 568,750
Gladstone Commercial Corp.,
REIT 4,356 62,509
Global Net Lease, Inc., REIT 20,028 155,417
NexPoint Diversified Real
Estate Trust, REIT 3,394 14,119
One Liberty Properties, Inc.,
REIT 1,584 38,776
1,492,278
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 1,017 27,042
AST SpaceMobile, Inc.,
Class
a
A*(a) 13,362 308,261
ATN International, Inc. 1,032 14,665
Bandwidth, Inc., Class
a
A* 2,496 34,994
Cogent Communications
Holdings, Inc. 4,393 200,804
Globalstar, Inc.* 4,852 89,568
IDT Corp., Class
a
B 1,538 94,725
Liberty Latin America Ltd.,
Class
a
A* 3,137 15,403
Liberty Latin America Ltd.,
Class
a
C* 12,929 64,645
Lumen Technologies, Inc.* 100,959 395,759
Shenandoah
Telecommunications Co. 4,858 61,114
1,306,980
Electric Utilities — 0.7%
ALLETE, Inc. 5,793 376,777
Genie Energy Ltd., Class
a
B 1,278 27,017
Hawaiian Electric Industries,
Inc.* 17,341 185,202
MGE Energy, Inc. 3,637 328,494
Otter Tail Corp. 4,126 318,444
Portland General Electric Co. 10,377 439,985
TXNM Energy, Inc. 8,978 508,963
2,184,882
Electrical Equipment — 1.1%
Allient, Inc. 1,452 44,141
American Superconductor
Corp.* 3,486 98,514
Amprius Technologies, Inc.* 1,637 4,404
Array Technologies, Inc.* 15,232 100,531
Investments
Shares Value
Common Stocks (continued)
Atkore, Inc. 3,460 $ 225,246
Blink Charging Co.* 9,596 6,746
Bloom Energy Corp., Class
a
A* 20,048 370,287
ChargePoint Holdings, Inc.* 40,454 28,140
Energy Vault Holdings, Inc.* 10,573 8,734
EnerSys 3,932 328,833
Enovix Corp.*(a) 16,405 125,006
Fluence Energy, Inc.*(a) 6,161 28,957
FuelCell Energy, Inc.* 2,048 10,465
GrafTech International Ltd.* 25,820 25,722
Hyliion Holdings Corp.* 13,914 21,428
LSI Industries, Inc. 2,857 46,483
NANO Nuclear Energy, Inc.*(a) 2,446 73,698
Net Power, Inc.* 2,206 4,699
NEXTracker, Inc., Class
a
A* 14,386 815,542
NuScale Power Corp., Class
a
A* 9,019 288,518
Plug Power, Inc.*(a) 82,393 72,728
Powell Industries, Inc. 932 158,058
Preformed Line Products Co. 242 34,519
SES AI Corp.* 13,223 12,020
Shoals Technologies Group,
Inc., Class
a
A* 16,731 78,970
SolarMax Technology, Inc.* 3,002 3,422
Solidion Technology, Inc.*(a) 99 326
Stem, Inc.* 15,142 7,406
Sunrun, Inc.* 22,066 165,274
T1 Energy, Inc.*(a) 11,182 12,188
Thermon Group Holdings, Inc.* 3,326 86,276
TPI Composites, Inc.* 4,599 5,519
Ultralife Corp.* 1,004 6,697
Vicor Corp.* 2,273 99,194
3,398,691
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.* 2,367 13,445
Advanced Energy Industries,
Inc. 3,733 428,474
Aeva Technologies, Inc.* 2,307 42,149
Arlo Technologies, Inc.* 9,751 139,634
Badger Meter, Inc. 2,932 727,781
Bel Fuse, Inc., Class
a
A 174 11,051
Bel Fuse, Inc., Class
a
B 1,031 76,088
Belden, Inc. 4,044 429,473
Benchmark Electronics, Inc. 3,560 130,011
Climb Global Solutions, Inc. 419 46,163
CTS Corp. 3,002 122,151
Daktronics, Inc.* 4,074 60,458
ePlus, Inc.* 2,626 187,418
Evolv Technologies Holdings,
Inc.* 13,197 72,056
Fabrinet* 3,638 847,181
FARO Technologies, Inc.* 1,883 79,783
Insight Enterprises, Inc.* 2,716 354,139
Itron, Inc.* 4,506 520,894
Kimball Electronics, Inc.* 2,444 44,236
Knowles Corp.* 8,663 142,160
Lightwave Logic, Inc.* 12,255 12,010
Methode Electronics, Inc. 3,515 27,944
MicroVision, Inc.*(a) 20,983 23,081

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UWM
::
Investments
Shares Value
Common Stocks (continued)
Mirion Technologies, Inc.,
Class
a
A* 20,604 $ 393,536
Napco Security Technologies,
Inc. 3,512 97,985
nLight, Inc.* 4,642 70,234
Novanta, Inc.* 3,580 443,276
OSI Systems, Inc.* 1,583 346,851
Ouster, Inc.* 4,767 58,300
PAR Technology Corp.* 3,354 219,888
PC Connection, Inc. 1,155 75,537
Plexus Corp.* 2,674 350,989
Powerfleet, Inc.* 10,002 45,509
Richardson Electronics Ltd. 1,239 11,089
Rogers Corp.* 1,874 124,752
Sanmina Corp.* 5,358 453,769
ScanSource, Inc.* 2,325 93,884
SmartRent, Inc., Class
a
A* 18,186 15,355
TTM Technologies, Inc.* 10,070 300,690
Vishay Intertechnology, Inc. 12,427 174,848
Vishay Precision Group, Inc.* 1,195 30,735
7,845,007
Energy Equipment & Services — 1.4%
Archrock, Inc. 16,646 414,485
Aris Water Solutions, Inc.,
Class
a
A 2,673 58,913
Atlas Energy Solutions, Inc.,
Class
a
A(a) 7,417 90,117
Borr Drilling Ltd.(a) 23,645 41,379
Bristow Group, Inc., Class
a
A* 2,450 71,687
Cactus, Inc., Class
a
A 6,648 272,568
ChampionX Corp. 19,029 458,028
Core Laboratories, Inc. 4,683 50,342
DMC Global, Inc.* 1,956 12,636
Drilling Tools International
Corp.* 1,208 3,165
Expro Group Holdings NV* 9,446 78,591
Flowco Holdings, Inc., Class
a
A 1,958 33,697
Forum Energy Technologies,
Inc.* 1,170 17,246
Geospace Technologies Corp.* 1,214 7,066
Helix Energy Solutions Group,
Inc.* 14,372 88,963
Helmerich & Payne, Inc. 9,826 149,847
Innovex International, Inc.* 3,543 48,893
Kodiak Gas Services, Inc. 4,495 158,718
Liberty Energy, Inc., Class
a
A 15,792 183,029
Mammoth Energy Services,
Inc.* 2,424 6,399
Nabors Industries Ltd.* 911 23,513
Natural Gas Services Group,
Inc.* 1,070 25,648
Noble Corp. plc 13,261 328,475
NPK International, Inc.* 8,386 67,843
Oceaneering International, Inc.* 10,082 192,264
Oil States International, Inc.* 6,017 26,174
Patterson-UTI Energy, Inc. 38,814 214,253
ProFrac Holding Corp.,
Class
a
A*(a) 2,215 18,473
ProPetro Holding Corp.* 8,663 46,780
Investments
Shares Value
Common Stocks (continued)
Ranger Energy Services, Inc.,
Class
a
A 1,563 $ 16,646
RPC, Inc. 8,476 37,633
SEACOR Marine Holdings, Inc.* 2,432 12,987
Seadrill Ltd.* 6,511 151,055
Select Water Solutions, Inc.,
Class
a
A 9,101 73,172
Solaris Energy Infrastructure,
Inc., Class
a
A 3,058 83,881
TETRA Technologies, Inc.* 12,522 33,559
Tidewater, Inc.* 4,862 193,070
Transocean Ltd.* 72,745 181,135
Valaris Ltd.* 6,149 231,325
4,203,655
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A*(a) 40,314 143,518
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,021 44,363
Atlanta Braves Holdings, Inc.,
Class
a
C* 5,004 203,212
Cinemark Holdings, Inc. 11,009 371,774
Eventbrite, Inc., Class
a
A* 7,930 18,715
Golden Matrix Group, Inc.* 2,156 4,010
IMAX Corp.* 4,276 119,087
Lionsgate Studios Corp.* 17,832 128,925
LiveOne, Inc.* 7,255 5,361
Madison Square Garden
Entertainment Corp., Class
a
A* 3,947 146,473
Marcus Corp. (The) 2,328 43,021
Playstudios, Inc.* 8,780 11,765
Reservoir Media, Inc.* 1,942 15,148
Sphere Entertainment Co.* 2,707 102,054
Starz Entertainment Corp. 1,357 28,443
Vivid Seats, Inc., Class
a
A* 7,700 12,012
1,397,881
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 13,641 25,372
Financial Services — 2.3%
Acacia Research Corp.* 3,666 13,674
Alerus Financial Corp. 2,240 47,062
AvidXchange Holdings, Inc.* 17,335 169,710
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,729 111,944
Burford Capital Ltd. 19,986 257,020
Cannae Holdings, Inc. 5,619 104,794
Cantaloupe, Inc.* 5,825 48,755
Cass Information Systems, Inc. 1,351 57,147
Compass Diversified Holdings 6,647 44,668
Enact Holdings, Inc. 2,836 100,394
Essent Group Ltd. 10,388 602,504
EVERTEC, Inc. 6,353 230,169
Federal Agricultural Mortgage
Corp., Class
a
C 912 170,015
Flywire Corp.* 12,032 129,344

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UWM
::
Investments
Shares Value
Common Stocks (continued)
HA Sustainable Infrastructure
Capital, Inc. 11,722 $ 293,636
International Money Express,
Inc.* 3,003 33,123
Jackson Financial, Inc., Class
a
A 7,294 597,452
Marqeta, Inc., Class
a
A* 46,708 251,289
Merchants Bancorp 1,804 57,764
Mr Cooper Group, Inc.* 6,294 815,262
NCR Atleos Corp.* 7,197 190,792
NewtekOne, Inc. 2,470 26,800
NMI Holdings, Inc., Class
a
A* 7,826 310,849
Onity Group, Inc.* 642 23,793
Pagseguro Digital Ltd., Class
a
A 18,378 163,748
Payoneer Global, Inc.* 27,030 184,074
Paysafe Ltd.* 3,213 39,681
Paysign, Inc.* 3,320 14,774
PennyMac Financial Services,
Inc. 2,667 256,032
Priority Technology Holdings,
Inc.* 2,214 18,885
Radian Group, Inc. 14,858 507,401
Remitly Global, Inc.* 14,890 318,050
Repay Holdings Corp., Class
a
A* 8,650 41,606
Sezzle, Inc.* 1,392 148,540
StoneCo Ltd., Class
a
A* 28,552 389,735
SWK Holdings Corp. 322 4,511
Velocity Financial, Inc.* 898 15,042
Walker & Dunlop, Inc. 3,206 219,579
Waterstone Financial, Inc. 1,604 20,724
7,030,342
Food Products — 0.8%
Alico, Inc. 709 22,865
B&G Foods, Inc. 7,753 32,640
Beyond Meat, Inc.*(a) 5,959 17,460
BRC, Inc., Class
a
A*(a) 5,272 9,437
Calavo Growers, Inc. 1,665 45,871
Cal-Maine Foods, Inc. 4,382 420,365
Dole plc 7,486 106,002
Forafric Global plc*(a) 549 4,271
Fresh Del Monte Produce, Inc. 3,372 119,099
Hain Celestial Group, Inc. (The)* 8,946 16,729
J & J Snack Foods Corp. 1,522 175,289
John B Sanfilippo & Son, Inc. 894 55,553
Lancaster Colony Corp. 1,952 326,765
Lifeway Foods, Inc.* 449 10,145
Limoneira Co. 1,651 26,069
Mama's Creations, Inc.* 3,282 27,273
Mission Produce, Inc.* 4,335 48,465
Seneca Foods Corp., Class
a
A* 467 44,043
Simply Good Foods Co. (The)* 9,199 317,458
SunOpta, Inc.* 9,414 58,743
TreeHouse Foods, Inc.* 4,644 104,304
Utz Brands, Inc. 6,576 87,000
Vital Farms, Inc.* 3,378 107,556
Westrock Coffee Co.*(a) 3,600 24,768
WK Kellogg Co.(a) 6,544 110,725
2,318,895
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 11,970 $ 473,653
Chesapeake Utilities Corp. 2,256 275,660
New Jersey Resources Corp. 9,946 456,422
Northwest Natural Holding Co. 3,992 163,552
ONE Gas, Inc. 5,618 420,002
RGC Resources, Inc. 823 16,913
Southwest Gas Holdings, Inc. 6,076 436,439
Spire, Inc. 5,667 426,612
2,669,253
Ground Transportation — 0.3%
ArcBest Corp. 2,348 147,196
Covenant Logistics Group, Inc.,
Class
a
A 1,614 36,638
FTAI Infrastructure, Inc. 10,045 61,375
Heartland Express, Inc. 4,651 41,627
Hertz Global Holdings, Inc.* 12,240 80,172
Marten Transport Ltd. 5,793 75,541
PAMT Corp.* 595 7,473
Proficient Auto Logistics, Inc.* 2,118 17,071
RXO, Inc.* 15,908 247,051
Universal Logistics Holdings,
Inc. 679 16,337
Werner Enterprises, Inc. 6,152 159,644
890,125
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.* 9,671 14,797
Alphatec Holdings, Inc.* 10,383 129,061
AngioDynamics, Inc.* 3,860 39,372
Anteris Technologies Global
Corp.*(a) 1,498 6,351
Artivion, Inc.* 3,959 117,107
AtriCure, Inc.* 4,721 163,205
Avanos Medical, Inc.* 4,528 56,917
Axogen, Inc.* 4,228 46,043
Beta Bionics, Inc.* 1,320 22,757
Bioventus, Inc., Class
a
A* 3,824 24,779
Ceribell, Inc.* 1,228 20,643
Cerus Corp.* 17,997 22,856
CONMED Corp. 3,077 174,620
CVRx, Inc.* 1,489 9,879
Embecta Corp. 5,782 60,884
Fractyl Health, Inc.* 3,401 6,462
Glaukos Corp.* 4,881 460,229
Haemonetics Corp.* 4,950 335,164
ICU Medical, Inc.* 2,138 288,331
Inmode Ltd.* 6,547 95,979
Inogen, Inc.* 2,400 15,420
Integer Holdings Corp.* 3,326 394,996
Integra LifeSciences Holdings
Corp.* 6,747 85,417
iRadimed Corp. 802 46,420
iRhythm Technologies, Inc.* 3,118 438,079
Lantheus Holdings, Inc.* 6,868 518,946
LeMaitre Vascular, Inc. 2,023 166,291
LivaNova plc* 5,440 235,280

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UWM
::
Investments
Shares Value
Common Stocks (continued)
Merit Medical Systems, Inc.* 5,708 $ 542,431
Neogen Corp.* 21,762 127,525
NeuroPace, Inc.* 1,415 18,706
Novocure Ltd.* 10,622 202,986
Omnicell, Inc.* 4,552 138,244
OraSure Technologies, Inc.* 7,199 20,733
Orchestra BioMed Holdings,
Inc.* 2,448 6,977
Orthofix Medical, Inc.* 3,420 38,475
OrthoPediatrics Corp.* 1,662 33,174
PROCEPT BioRobotics Corp.* 4,444 257,752
Pulmonx Corp.* 3,844 13,070
Pulse Biosciences, Inc.*(a) 1,826 31,599
RxSight, Inc.* 3,679 56,252
Sanara Medtech, Inc.* 404 11,716
Semler Scientific, Inc.*(a) 676 27,040
SI-BONE, Inc.* 4,108 77,641
Sight Sciences, Inc.* 3,543 13,074
STAAR Surgical Co.* 4,935 87,892
Stereotaxis, Inc.* 5,636 12,005
Surmodics, Inc.* 1,375 39,902
Tactile Systems Technology,
Inc.* 2,383 23,544
Tandem Diabetes Care, Inc.* 6,550 129,821
TransMedics Group, Inc.* 3,271 415,810
Treace Medical Concepts, Inc.* 4,865 27,925
UFP Technologies, Inc.* 724 169,561
Utah Medical Products, Inc. 314 17,295
Varex Imaging Corp.* 3,928 30,128
Vicarious Surgical, Inc.,
Class
a
A* 1 8
Zimvie, Inc.* 2,730 24,952
Zynex, Inc.* 1,523 3,564
6,596,087
Health Care Providers & Services — 2.5%
AdaptHealth Corp., Class
a
A* 10,154 91,183
Addus HomeCare Corp.* 1,738 192,762
agilon health, Inc.* 30,769 68,307
AirSculpt Technologies, Inc.* 1,323 5,834
Alignment Healthcare, Inc.* 9,983 153,439
AMN Healthcare Services, Inc.* 3,780 79,796
Ardent Health Partners, Inc.* 2,378 34,433
Astrana Health, Inc.* 4,298 106,547
Aveanna Healthcare Holdings,
Inc.* 5,213 27,785
BrightSpring Health Services,
Inc.* 5,463 130,074
Brookdale Senior Living, Inc.* 19,091 124,282
Castle Biosciences, Inc.* 2,619 41,825
Community Health Systems,
Inc.* 12,521 48,582
Concentra Group Holdings
Parent, Inc. 10,980 237,497
CorVel Corp.* 2,654 295,311
Cross Country Healthcare, Inc.* 3,141 41,398
DocGo, Inc.* 10,143 14,403
Enhabit, Inc.* 4,967 52,154
Ensign Group, Inc. (The) 5,536 815,231
Fulgent Genetics, Inc.* 2,054 42,559
Investments
Shares Value
Common Stocks (continued)
GeneDx Holdings Corp.,
Class
a
A* 1,274 $ 90,734
Guardant Health, Inc.* 11,932 484,678
HealthEquity, Inc.* 8,559 861,121
Hims & Hers Health, Inc.* 19,280 1,090,477
InfuSystem Holdings, Inc.* 1,982 11,456
Innovage Holding Corp.* 1,898 7,763
Joint Corp. (The)* 1,086 11,620
LifeStance Health Group, Inc.* 13,912 82,637
ModivCare, Inc.* 966 1,082
Nano-X Imaging Ltd.*(a) 5,477 28,042
National HealthCare Corp. 1,246 129,758
National Research Corp. 1,503 20,306
NeoGenomics, Inc.* 12,718 92,587
OPKO Health, Inc.* 31,811 43,263
Option Care Health, Inc.* 17,114 559,286
Owens & Minor, Inc.* 7,523 49,652
PACS Group, Inc.* 3,914 38,827
Pediatrix Medical Group, Inc.* 8,599 121,676
Pennant Group, Inc. (The)* 3,255 93,451
Performant Healthcare, Inc.* 7,180 22,043
Privia Health Group, Inc.* 10,291 234,223
Progyny, Inc.* 7,462 160,433
Quipt Home Medical Corp.* 3,731 6,679
RadNet, Inc.* 6,594 379,089
Select Medical Holdings Corp. 10,798 165,101
Sonida Senior Living, Inc.* 469 11,444
Surgery Partners, Inc.* 7,660 180,853
Talkspace, Inc.* 12,262 39,116
US Physical Therapy, Inc. 1,492 111,885
Viemed Healthcare, Inc.* 3,422 22,756
7,755,440
Health Care REITs — 0.7%
American Healthcare REIT, Inc. 15,166 529,900
CareTrust REIT, Inc. 18,763 539,624
Community Healthcare Trust,
Inc., REIT 2,710 44,282
Diversified Healthcare Trust,
REIT 21,786 68,190
Global Medical REIT, Inc. 6,172 39,254
LTC Properties, Inc., REIT 4,460 157,839
National Health Investors, Inc.,
REIT 4,367 316,651
Sabra Health Care REIT, Inc. 23,592 412,388
Strawberry Fields REIT, Inc. 930 9,486
Universal Health Realty Income
Trust, REIT 1,282 50,908
2,168,522
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 5,216 17,265
Evolent Health, Inc., Class
a
A* 11,514 85,779
Health Catalyst, Inc.* 5,969 22,682
HealthStream, Inc. 2,431 68,117
LifeMD, Inc.* 3,645 44,505
OptimizeRx Corp.* 1,775 21,549
Phreesia, Inc.* 5,588 136,850
Schrodinger, Inc.* 5,546 119,905

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UWM
::
Investments
Shares Value
Common Stocks (continued)
Simulations Plus, Inc. 1,584 $ 50,442
Teladoc Health, Inc.* 17,170 118,816
Waystar Holding Corp.* 9,118 364,538
1,050,448
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 22,739 263,545
Braemar Hotels & Resorts, Inc.,
REIT 6,574 14,989
Chatham Lodging Trust, REIT 4,804 34,253
DiamondRock Hospitality Co.,
REIT 20,636 157,659
Pebblebrook Hotel Trust, REIT 11,911 109,343
RLJ Lodging Trust, REIT 14,970 109,281
Ryman Hospitality Properties,
Inc., REIT 5,850 568,093
Service Properties Trust, REIT 16,455 38,176
Summit Hotel Properties, Inc.,
REIT 10,467 45,845
Sunstone Hotel Investors, Inc.,
REIT 20,010 179,290
Xenia Hotels & Resorts, Inc.,
REIT 10,170 124,379
1,644,853
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc.,
Class
a
A* 5,350 60,027
Biglari Holdings, Inc., Class
a
B* 73 18,041
BJ's Restaurants, Inc.* 1,842 82,172
Bloomin' Brands, Inc. 7,686 58,644
Brinker International, Inc.* 4,396 758,882
Cheesecake Factory, Inc. (The) 4,816 265,699
Cracker Barrel Old Country
Store, Inc. 2,207 126,770
Dave & Buster's Entertainment,
Inc.* 3,139 68,932
Denny's Corp.* 5,029 19,211
Dine Brands Global, Inc. 1,498 36,042
El Pollo Loco Holdings, Inc.* 2,574 27,027
Everi Holdings, Inc.* 8,092 114,178
First Watch Restaurant Group,
Inc.* 3,830 59,135
Full House Resorts, Inc.* 3,368 10,710
Global Business Travel Group I* 12,518 78,238
Golden Entertainment, Inc. 1,908 54,435
Hilton Grand Vacations, Inc.* 6,918 264,060
Inspired Entertainment, Inc.* 2,188 17,110
International Game Technology
plc 11,348 166,929
Jack in the Box, Inc.(a) 1,890 35,844
Krispy Kreme, Inc.(a) 8,533 24,660
Kura Sushi USA, Inc., Class
a
A* 672 44,392
Life Time Group Holdings, Inc.* 8,386 239,840
Lindblad Expeditions Holdings,
Inc.* 3,594 37,737
Monarch Casino & Resort, Inc. 1,278 107,020
Nathan's Famous, Inc. 281 30,061
ONE Group Hospitality, Inc.
(The)* 2,047 7,042
Papa John's International, Inc. 3,317 150,094
Investments
Shares Value
Common Stocks (continued)
PlayAGS, Inc.* 3,989 $ 48,746
Portillo's, Inc., Class
a
A*(a) 5,482 65,784
Potbelly Corp.* 2,738 29,214
RCI Hospitality Holdings, Inc. 826 33,230
Red Rock Resorts, Inc., Class
a
A 4,906 235,831
Rush Street Interactive, Inc.* 7,583 96,228
Sabre Corp.* 38,131 96,090
Shake Shack, Inc., Class
a
A* 3,793 492,294
Six Flags Entertainment Corp. 9,256 310,631
Super Group SGHC Ltd. 14,946 130,628
Sweetgreen, Inc., Class
a
A* 10,152 136,240
Target Hospitality Corp.* 3,286 24,021
United Parks & Resorts, Inc.* 3,093 138,536
Xponential Fitness, Inc.,
Class
a
A* 2,433 21,921
4,822,326
Household Durables — 1.4%
Beazer Homes USA, Inc.* 2,913 59,775
Cavco Industries, Inc.* 802 347,743
Century Communities, Inc. 2,755 142,902
Champion Homes, Inc.* 5,351 349,955
Cricut, Inc., Class
a
A 4,686 28,397
Dream Finders Homes, Inc.,
Class
a
A*(a) 2,790 58,200
Ethan Allen Interiors, Inc. 2,279 59,550
Flexsteel Industries, Inc. 465 14,122
GoPro, Inc., Class
a
A* 12,727 8,438
Green Brick Partners, Inc.* 3,103 181,370
Hamilton Beach Brands Holding
Co., Class
a
A 818 14,945
Helen of Troy Ltd.* 2,273 61,121
Hooker Furnishings Corp. 1,058 10,390
Hovnanian Enterprises, Inc.,
Class
a
A* 496 44,779
Installed Building Products, Inc. 2,366 377,330
iRobot Corp.* 3,015 9,256
KB Home 6,381 329,132
Landsea Homes Corp.* 2,873 32,379
La-Z-Boy, Inc. 4,162 174,346
Legacy Housing Corp.* 1,118 24,920
LGI Homes, Inc.* 2,083 104,358
Lifetime Brands, Inc. 1,242 4,136
Lovesac Co. (The)* 1,416 27,102
M/I Homes, Inc.* 2,657 283,263
Meritage Homes Corp. 7,166 455,829
Purple Innovation, Inc., Class
a
A* 5,672 4,518
Sonos, Inc.* 12,012 123,483
Taylor Morrison Home Corp.,
Class
a
A* 10,206 574,394
Traeger, Inc.* 3,449 4,760
Tri Pointe Homes, Inc.* 9,196 271,098
United Homes Group, Inc.* 866 2,615
4,184,606
Household Products — 0.2%
Central Garden & Pet Co.* 929 33,500
Central Garden & Pet Co.,
Class
a
A* 5,099 163,015
Energizer Holdings, Inc. 7,172 167,036

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UWM
::
Investments
Shares Value
Common Stocks (continued)
Oil-Dri Corp. of America 977 $ 49,016
WD-40 Co. 1,359 331,093
743,660
Independent Power and Renewable Electricity Producers — 0.1%
Montauk Renewables, Inc.* 6,583 12,113
Ormat Technologies, Inc. 5,757 427,918
Sunnova Energy International,
Inc.* 10,829 2,354
442,385
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 2,589 73,864
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 6,512 21,425
Innovative Industrial Properties,
Inc., REIT 2,811 155,224
LXP Industrial Trust, REIT 28,992 248,751
Plymouth Industrial REIT, Inc. 4,000 64,800
Terreno Realty Corp., REIT 9,846 555,511
1,045,711
Insurance — 1.8%
Ambac Financial Group, Inc.* 4,540 35,548
American Coastal Insurance
Corp. 2,410 26,028
AMERISAFE, Inc. 1,900 90,193
Baldwin Insurance Group, Inc.
(The), Class
a
A* 6,730 259,307
Bowhead Specialty Holdings,
Inc.* 1,580 58,934
CNO Financial Group, Inc. 10,179 386,395
Crawford & Co., Class
a
A 1,514 15,730
Donegal Group, Inc., Class
a
A 1,570 31,714
Employers Holdings, Inc. 2,464 119,923
Enstar Group Ltd.* 1,263 423,118
F&G Annuities & Life, Inc. 1,855 59,286
Fidelis Insurance Holdings Ltd. 4,934 86,246
Genworth Financial, Inc.,
Class
a
A* 42,251 297,870
GoHealth, Inc., Class
a
A* 454 2,502
Goosehead Insurance, Inc.,
Class
a
A 2,242 242,719
Greenlight Capital Re Ltd.,
Class
a
A* 2,709 39,118
Hamilton Insurance Group Ltd.,
Class
a
B* 4,132 89,912
HCI Group, Inc. 826 139,404
Heritage Insurance Holdings,
Inc.* 2,280 55,792
Hippo Holdings, Inc.* 1,963 46,248
Horace Mann Educators Corp. 4,101 178,106
Investors Title Co. 142 33,231
James River Group Holdings
Ltd. 3,740 21,767
Kestrel Group Ltd. 446 11,333
Kingsway Financial Services,
Inc.* 1,267 16,294
Investments
Shares Value
Common Stocks (continued)
Lemonade, Inc.* 5,209 $ 174,501
MBIA, Inc.* 4,451 19,629
Mercury General Corp. 2,671 172,226
NI Holdings, Inc.* 778 10,332
Oscar Health, Inc., Class
a
A* 20,383 281,285
Palomar Holdings, Inc.* 2,593 444,622
ProAssurance Corp.* 5,080 117,805
Root, Inc., Class
a
A* 861 112,782
Safety Insurance Group, Inc. 1,464 120,253
Selective Insurance Group, Inc. 6,067 534,017
Selectquote, Inc.* 13,546 29,395
SiriusPoint Ltd.* 9,378 183,715
Skyward Specialty Insurance
Group, Inc.* 3,705 234,712
Stewart Information Services
Corp. 2,699 162,858
Tiptree, Inc., Class
a
A 2,512 55,716
Trupanion, Inc.* 3,287 155,113
United Fire Group, Inc. 2,092 59,517
Universal Insurance Holdings,
Inc. 2,349 63,752
5,698,948
Interactive Media & Services — 0.4%
Bumble, Inc., Class
a
A* 8,220 46,196
Cargurus, Inc., Class
a
A* 8,652 271,154
Cars.com, Inc.* 6,423 65,836
EverQuote, Inc., Class
a
A* 2,504 57,717
fuboTV, Inc.* 33,122 121,227
Getty Images Holdings, Inc.*(a) 10,007 17,812
Grindr, Inc.* 2,449 59,805
MediaAlpha, Inc., Class
a
A* 3,025 30,855
Nextdoor Holdings, Inc.* 17,179 26,284
Outbrain, Inc.* 3,902 10,067
QuinStreet, Inc.* 5,371 82,015
Shutterstock, Inc. 2,426 44,760
System1, Inc.* 2,401 851
TrueCar, Inc.* 8,113 11,764
Vimeo, Inc.* 14,490 63,176
Webtoon Entertainment, Inc.*(a) 1,527 13,422
Yelp, Inc., Class
a
A* 6,347 242,265
Ziff Davis, Inc.* 4,205 136,410
ZipRecruiter, Inc., Class
a
A* 7,011 41,856
1,343,472
IT Services — 0.3%
Applied Digital Corp.*(a) 19,814 135,330
ASGN, Inc.* 4,307 227,453
Backblaze, Inc., Class
a
A* 4,583 26,123
BigBear.ai Holdings, Inc.*(a) 10,298 42,840
BigCommerce Holdings, Inc.,
Series 1* 7,121 35,890
Couchbase, Inc.* 4,046 73,111
DigitalOcean Holdings, Inc.* 6,633 187,714
Fastly, Inc., Class
a
A* 13,197 96,074
Grid Dynamics Holdings, Inc.* 6,142 76,959
Hackett Group, Inc. (The) 2,522 61,839
Information Services Group,
Inc. 3,554 16,775
Rackspace Technology, Inc.* 6,739 7,683

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UWM
::
Investments
Shares Value
Common Stocks (continued)
Tucows, Inc., Class
a
A* 795 $ 15,423
Unisys Corp.* 6,568 31,329
1,034,543
Leisure Products — 0.3%
Acushnet Holdings Corp.(a) 2,777 189,502
Clarus Corp. 3,042 9,674
Escalade, Inc. 997 14,795
Funko, Inc., Class
a
A* 3,143 13,169
JAKKS Pacific, Inc. 811 16,325
Johnson Outdoors, Inc.,
Class
a
A 474 12,888
Latham Group, Inc.* 4,041 22,832
Malibu Boats, Inc., Class
a
A* 1,951 58,803
Marine Products Corp. 876 7,280
MasterCraft Boat Holdings,
Inc.* 1,652 28,101
Outdoor Holding Co.* 8,947 12,973
Peloton Interactive, Inc.,
Class
a
A* 35,060 248,926
Smith & Wesson Brands, Inc. 4,392 41,812
Sturm Ruger & Co., Inc. 1,638 59,296
Topgolf Callaway Brands Corp.* 14,147 89,692
826,068
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 11,552 109,975
Akoya Biosciences, Inc.* 2,650 3,312
BioLife Solutions, Inc.* 3,595 78,659
Codexis, Inc.* 8,035 18,480
Conduit Pharmaceuticals, Inc.* 4 13
CryoPort, Inc.* 4,339 26,077
Cytek Biosciences, Inc.* 11,880 32,908
Harvard Bioscience, Inc.* 4,065 1,898
Lifecore Biomedical, Inc.* 2,514 17,020
Maravai LifeSciences Holdings,
Inc., Class
a
A* 11,016 24,786
MaxCyte, Inc.* 10,555 25,121
Mesa Laboratories, Inc. 513 51,618
Nautilus Biotechnology, Inc.,
Class
a
A* 4,859 3,630
Niagen Bioscience, Inc.* 4,939 53,440
OmniAb, Inc.* 9,510 12,078
Pacific Biosciences of
California, Inc.*(a) 27,283 26,293
Quanterix Corp.* 3,584 18,637
Quantum-Si, Inc.*(a) 11,987 20,138
Standard BioTools, Inc.* 29,421 29,715
553,798
Machinery — 3.2%
374Water, Inc.* 6,518 2,831
3D Systems Corp.* 12,916 20,020
Alamo Group, Inc. 1,022 202,397
Albany International Corp.,
Class
a
A 3,113 205,676
Astec Industries, Inc. 2,274 89,345
Atmus Filtration Technologies,
Inc. 8,358 301,055
Investments
Shares Value
Common Stocks (continued)
Blue Bird Corp.* 3,206 $ 124,072
Chart Industries, Inc.* 4,286 672,302
Columbus McKinnon Corp. 2,834 41,263
Commercial Vehicle Group,
Inc.* 3,343 4,346
Douglas Dynamics, Inc. 2,261 62,155
Eastern Co. (The) 519 11,610
Energy Recovery, Inc.* 5,663 71,410
Enerpac Tool Group Corp.,
Class
a
A 5,424 232,581
Enpro, Inc. 2,094 387,683
ESCO Technologies, Inc. 2,582 467,962
Federal Signal Corp. 5,998 564,232
Franklin Electric Co., Inc. 4,518 390,310
Gencor Industries, Inc.* 1,026 14,149
Gorman-Rupp Co. (The) 2,091 76,322
Graham Corp.* 1,022 40,297
Greenbrier Cos., Inc. (The) 3,060 137,914
Helios Technologies, Inc. 3,316 100,541
Hillenbrand, Inc. 7,005 136,878
Hillman Solutions Corp.* 19,602 141,919
Hyster-Yale, Inc. 1,143 45,903
JBT Marel Corp. 4,684 537,770
Kadant, Inc. 1,169 366,961
Kennametal, Inc. 7,766 167,202
L B Foster Co., Class
a
A* 893 16,869
Lindsay Corp. 1,080 150,552
Luxfer Holdings plc 2,666 30,472
Manitowoc Co., Inc. (The)* 3,437 36,123
Mayville Engineering Co., Inc.* 1,285 20,252
Miller Industries, Inc. 1,107 50,180
Mueller Industries, Inc. 11,147 868,017
Mueller Water Products, Inc.,
Class
a
A 15,498 380,166
NN, Inc.* 4,640 9,512
Omega Flex, Inc. 354 11,583
Park-Ohio Holdings Corp. 920 16,836
Proto Labs, Inc.* 2,453 90,712
REV Group, Inc. 5,122 192,024
Shyft Group, Inc. (The) 3,370 35,351
SPX Technologies, Inc.* 4,491 683,036
Standex International Corp. 1,160 175,090
Taylor Devices, Inc.* 289 10,673
Tennant Co. 1,891 140,728
Terex Corp. 6,647 299,181
Titan International, Inc.* 5,010 36,272
Trinity Industries, Inc. 8,152 209,833
Twin Disc, Inc. 1,113 8,069
Wabash National Corp. 4,287 37,168
Watts Water Technologies, Inc.,
Class
a
A 2,732 661,472
Worthington Enterprises, Inc. 3,139 184,919
9,972,196
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 856 8,012
Costamare, Inc. 4,283 36,705
Genco Shipping & Trading Ltd. 4,207 55,701
Golden Ocean Group Ltd.(a) 12,137 93,455

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UWM
::
Investments
Shares Value
Common Stocks (continued)
Himalaya Shipping Ltd.(a) 2,967 $ 17,743
Matson, Inc. 3,267 368,681
Pangaea Logistics Solutions
Ltd. 3,618 16,281
Safe Bulkers, Inc. 6,024 22,891
619,469
Media — 0.5%
Advantage Solutions, Inc.* 10,563 12,570
AMC Networks, Inc., Class
a
A* 3,181 21,026
Boston Omaha Corp., Class
a
A* 2,458 36,133
Cable One, Inc. 563 82,384
Cardlytics, Inc.* 4,224 7,645
Clear Channel Outdoor
Holdings, Inc.* 35,178 37,641
EchoStar Corp., Class
a
A* 12,142 215,278
Emerald Holding, Inc. 1,516 6,943
Entravision Communications
Corp., Class
a
A 6,133 12,695
EW Scripps Co. (The), Class
a
A* 6,116 13,578
Gambling.com Group Ltd.* 1,628 19,194
Gannett Co., Inc.* 14,157 50,116
Gray Media, Inc. 8,534 33,880
Ibotta, Inc., Class
a
A* 1,559 77,934
iHeartMedia, Inc., Class
a
A* 10,480 13,729
Integral Ad Science Holding
Corp.* 7,280 59,259
John Wiley & Sons, Inc.,
Class
a
A 3,923 153,468
Magnite, Inc.* 12,549 205,302
National CineMedia, Inc. 6,945 37,850
PubMatic, Inc., Class
a
A* 3,964 46,379
Scholastic Corp. 2,316 39,997
Sinclair, Inc. 3,193 44,798
Stagwell, Inc., Class
a
A* 8,777 39,145
TechTarget, Inc.* 2,638 21,341
TEGNA, Inc. 16,083 268,908
Thryv Holdings, Inc.* 3,800 50,540
Townsquare Media, Inc.,
Class
a
A 1,312 9,053
WideOpenWest, Inc.* 4,986 20,991
1,637,777
Metals & Mining — 1.4%
Alpha Metallurgical Resources,
Inc.* 1,096 122,796
Caledonia Mining Corp. plc 1,640 28,044
Carpenter Technology Corp. 4,799 1,127,765
Century Aluminum Co.* 5,265 81,555
Coeur Mining, Inc.* 62,339 503,699
Commercial Metals Co. 11,364 529,449
Compass Minerals
International, Inc.* 3,445 66,178
Constellium SE, Class
a
A* 12,917 156,812
Contango ORE, Inc.* 1,041 20,216
Critical Metals Corp.*(a) 810 1,118
Dakota Gold Corp.* 6,989 21,386
Hecla Mining Co. 59,598 306,334
i-80 Gold Corp.* 31,579 15,887
Ivanhoe Electric, Inc.* 8,337 61,277
Investments
Shares Value
Common Stocks (continued)
Kaiser Aluminum Corp. 1,594 $ 115,708
Lifezone Metals Ltd.*(a) 3,642 14,532
MAC Copper Ltd., Class
a
A* 5,373 65,336
Materion Corp. 2,054 159,041
Metallus, Inc.* 4,134 52,212
Novagold Resources, Inc.* 24,328 87,094
Olympic Steel, Inc. 987 29,265
Perpetua Resources Corp.* 4,203 58,464
Piedmont Lithium, Inc.*(a) 1,804 11,149
Radius Recycling, Inc., Class
a
A 2,628 77,815
Ramaco Resources, Inc.,
Class
a
A 2,614 23,631
Ramaco Resources, Inc.,
Class
a
B 570 4,249
Ryerson Holding Corp. 2,688 55,803
SSR Mining, Inc.* 20,241 239,451
SunCoke Energy, Inc. 8,357 68,026
Tredegar Corp.* 2,653 22,232
Warrior Met Coal, Inc. 5,171 235,022
Worthington Steel, Inc. 3,245 80,800
4,442,346
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Advanced Flower Capital, Inc. 1,793 8,893
AG Mortgage Investment Trust,
Inc. 2,870 19,975
Angel Oak Mortgage REIT, Inc. 1,185 10,795
Apollo Commercial Real Estate
Finance, Inc. 13,820 135,851
Arbor Realty Trust, Inc.(a) 18,369 175,975
Ares Commercial Real Estate
Corp. 5,328 24,562
ARMOUR Residential REIT, Inc. 5,595 90,695
Blackstone Mortgage Trust,
Inc., Class
a
A 17,319 327,156
BrightSpire Capital, Inc.,
Class
a
A 12,884 65,193
Chicago Atlantic Real Estate
Finance, Inc. 1,733 25,232
Chimera Investment Corp. 8,034 105,888
Claros Mortgage Trust, Inc. 8,610 22,128
Dynex Capital, Inc. 8,392 101,040
Ellington Financial, Inc. 8,780 110,365
Franklin BSP Realty Trust, Inc. 8,189 90,325
Granite Point Mortgage Trust,
Inc. 4,916 12,732
Invesco Mortgage Capital, Inc.
(a) 6,102 45,033
KKR Real Estate Finance Trust,
Inc. 5,864 52,366
Ladder Capital Corp., Class
a
A 11,323 119,118
MFA Financial, Inc. 10,210 94,953
New York Mortgage Trust, Inc. 9,051 59,103
Nexpoint Real Estate Finance,
Inc. 816 12,052
Orchid Island Capital, Inc.(a) 7,849 53,609
PennyMac Mortgage
Investment Trust 8,668 106,443
Ready Capital Corp. 16,120 72,056
Redwood Trust, Inc. 13,133 71,575
Seven Hills Realty Trust 1,275 15,032

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
UWM
::
Investments
Shares Value
Common Stocks (continued)
Sunrise Realty Trust, Inc. 1,042 $ 11,191
TPG RE Finance Trust, Inc. 5,949 45,688
Two Harbors Investment Corp. 10,357 109,681
2,194,705
Multi-Utilities — 0.4%
Avista Corp. 7,908 304,537
Black Hills Corp. 7,172 419,347
Northwestern Energy Group,
Inc. 6,149 340,224
Unitil Corp. 1,592 87,289
1,151,397
Office REITs — 0.6%
Brandywine Realty Trust, REIT 16,905 71,508
City Office REIT, Inc. 3,888 18,973
COPT Defense Properties, REIT 11,230 308,264
Douglas Emmett, Inc., REIT 16,108 229,217
Easterly Government
Properties, Inc., Class
a
A, REIT 3,973 86,333
Empire State Realty Trust, Inc.,
Class
a
A, REIT 13,599 104,168
Franklin Street Properties
Corp., REIT 9,729 17,707
JBG SMITH Properties, REIT(a) 8,135 139,109
NET Lease Office Properties,
REIT* 1,481 46,222
Orion Properties, Inc., REIT 5,600 10,696
Paramount Group, Inc., REIT 18,403 111,338
Peakstone Realty Trust, REIT 3,642 45,124
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 12,315 87,683
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,230 30,863
SL Green Realty Corp., REIT 7,154 406,133
1,713,338
Oil, Gas & Consumable Fuels — 2.3%
Aemetis, Inc.* 3,615 6,182
Amplify Energy Corp.* 3,911 11,225
Ardmore Shipping Corp.(a) 4,178 40,151
Berry Corp. 7,641 18,262
BKV Corp.* 1,435 30,853
California Resources Corp. 6,980 308,307
Centrus Energy Corp., Class
a
A* 1,443 183,146
Clean Energy Fuels Corp.* 17,027 30,478
CNX Resources Corp.* 14,556 469,868
Comstock Resources, Inc.* 9,216 214,733
Core Natural Resources, Inc. 5,244 363,409
Crescent Energy Co., Class
a
A 16,542 138,787
CVR Energy, Inc. 3,408 79,713
Delek US Holdings, Inc. 6,243 120,178
DHT Holdings, Inc. 13,449 155,739
Diversified Energy Co. plc(a)(b) 4,688 65,491
Dorian LPG Ltd. 3,627 77,654
Empire Petroleum Corp.* 1,582 7,783
Encore Energy Corp.* 18,110 36,401
Energy Fuels, Inc.*(a) 18,705 91,467
Evolution Petroleum Corp. 3,058 13,730
Excelerate Energy, Inc., Class
a
A 1,650 46,415
Investments
Shares Value
Common Stocks (continued)
FLEX LNG Ltd.(a) 3,046 $ 72,799
FutureFuel Corp. 2,604 10,286
Golar LNG Ltd. 9,871 406,290
Granite Ridge Resources, Inc. 5,251 29,511
Green Plains, Inc.* 6,356 26,441
Gulfport Energy Corp.* 1,266 242,439
Hallador Energy Co.* 2,524 43,539
HighPeak Energy, Inc.(a) 1,450 14,341
Infinity Natural Resources, Inc.,
Class
a
A* 1,268 21,150
International Seaways, Inc. 4,041 149,719
Kinetik Holdings, Inc., Class
a
A 3,816 169,965
Kosmos Energy Ltd.* 46,665 77,464
Magnolia Oil & Gas Corp.,
Class
a
A 17,274 371,391
Murphy Oil Corp. 13,830 289,462
NACCO Industries, Inc.,
Class
a
A 406 14,559
NextDecade Corp.* 11,532 95,485
Nordic American Tankers Ltd. 20,331 53,877
Northern Oil & Gas, Inc. 9,774 259,793
Par Pacific Holdings, Inc.* 5,424 117,104
PBF Energy, Inc., Class
a
A 10,009 190,671
Peabody Energy Corp. 12,186 160,368
Prairie Operating Co.*(a) 418 1,618
PrimeEnergy Resources Corp.* 67 12,938
REX American Resources
Corp.* 1,537 64,769
Riley Exploration Permian, Inc. 1,134 29,098
Ring Energy, Inc.* 14,781 10,902
Sable Offshore Corp.* 5,033 144,850
SandRidge Energy, Inc. 3,208 31,471
Scorpio Tankers, Inc. 4,444 176,605
SFL Corp. Ltd. 13,028 111,780
Sitio Royalties Corp., Class
a
A 7,925 135,280
SM Energy Co. 11,413 267,292
Talos Energy, Inc.* 14,459 116,250
Teekay Corp. Ltd. 5,481 46,314
Teekay Tankers Ltd., Class
a
A 2,392 105,702
Uranium Energy Corp.* 41,071 243,551
Ur-Energy, Inc.* 35,282 28,818
VAALCO Energy, Inc. 10,390 32,936
Verde Clean Fuels, Inc.* 331 1,145
Vital Energy, Inc.* 2,852 42,438
Vitesse Energy, Inc. 2,574 53,874
W&T Offshore, Inc.(a) 9,839 14,562
World Kinect Corp. 5,694 155,959
7,154,778
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,619 46,611
Sylvamo Corp. 3,470 183,806
230,417
Passenger Airlines — 0.4%
Allegiant Travel Co.* 1,545 85,871
Blade Air Mobility, Inc.* 5,860 20,452
Frontier Group Holdings, Inc.* 4,207 16,912
JetBlue Airways Corp.* 31,156 157,338
Joby Aviation, Inc.*(a) 43,105 337,081

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
UWM
::
Investments
Shares Value
Common Stocks (continued)
SkyWest, Inc.* 3,952 $ 400,930
Sun Country Airlines Holdings,
Inc.* 3,939 45,614
Wheels Up Experience, Inc.* 8,946 11,719
1,075,917
Personal Care Products — 0.2%
Beauty Health Co. (The)*(a) 7,423 12,100
Edgewell Personal Care Co. 4,789 132,272
Herbalife Ltd.* 10,068 78,631
Honest Co., Inc. (The)* 8,239 41,442
Interparfums, Inc. 1,818 247,648
Medifast, Inc.* 1,074 15,111
Nature's Sunshine Products,
Inc.* 1,264 19,541
Nu Skin Enterprises, Inc.,
Class
a
A 4,948 42,701
Olaplex Holdings, Inc.* 13,831 18,257
USANA Health Sciences, Inc.* 1,137 33,962
Waldencast plc, Class
a
A* 2,476 6,661
648,326
Pharmaceuticals — 1.4%
Alto Neuroscience, Inc.* 2,131 5,498
Alumis, Inc.*(a) 5,702 19,957
Amneal Pharmaceuticals, Inc.* 15,871 116,176
Amphastar Pharmaceuticals,
Inc.* 3,776 97,081
ANI Pharmaceuticals, Inc.* 1,843 108,221
Aquestive Therapeutics, Inc.* 7,407 20,073
Arvinas, Inc.* 6,408 46,138
Atea Pharmaceuticals, Inc.* 7,696 22,857
Avadel Pharmaceuticals plc,
ADR* 9,218 83,976
Axsome Therapeutics, Inc.* 3,672 386,148
BioAge Labs, Inc.* 1,210 4,792
Biote Corp., Class
a
A* 2,685 9,290
Cassava Sciences, Inc.* 4,051 8,143
Collegium Pharmaceutical, Inc.* 3,199 93,219
Contineum Therapeutics, Inc.,
Class
a
A* 1,046 3,828
Corcept Therapeutics, Inc.* 8,065 625,521
CorMedix, Inc.* 6,046 73,398
Edgewise Therapeutics, Inc.* 7,339 104,801
Enliven Therapeutics, Inc.* 3,649 64,843
Esperion Therapeutics, Inc.*(a) 18,847 16,016
Evolus, Inc.* 5,577 51,253
EyePoint Pharmaceuticals, Inc.* 6,520 47,205
Fulcrum Therapeutics, Inc.* 5,372 36,932
Harmony Biosciences Holdings,
Inc.* 3,802 131,169
Harrow, Inc.* 3,047 85,651
Innoviva, Inc.* 5,519 108,007
LENZ Therapeutics, Inc.*(a) 1,253 36,588
Ligand Pharmaceuticals, Inc.* 1,785 182,409
Liquidia Corp.* 6,323 94,339
Lyra Therapeutics, Inc.* 96 473
Maze Therapeutics, Inc.*(a) 881 8,819
MBX Biosciences, Inc.*(a) 1,122 13,935
MediWound Ltd.*(a) 928 20,379
Investments
Shares Value
Common Stocks (continued)
Mind Medicine MindMed, Inc.* 7,326 $ 53,187
Nektar Therapeutics, Class
a
A* 17,807 12,901
Neumora Therapeutics, Inc.* 8,501 6,089
Nuvation Bio, Inc.* 18,083 38,336
Ocular Therapeutix, Inc.* 15,771 126,326
Omeros Corp.*(a) 5,579 17,239
Pacira BioSciences, Inc.* 4,571 118,115
Phathom Pharmaceuticals,
Inc.*(a) 3,976 16,898
Phibro Animal Health Corp.,
Class
a
A 2,037 49,744
Pliant Therapeutics, Inc.* 5,683 7,672
Prestige Consumer Healthcare,
Inc.* 4,941 423,295
Rapport Therapeutics, Inc.*(a) 1,684 13,927
Scilex Holding Co.* 91 465
scPharmaceuticals, Inc.* 3,929 14,302
Septerna, Inc.*(a) 1,853 17,140
SIGA Technologies, Inc. 4,619 27,622
Supernus Pharmaceuticals,
Inc.* 5,009 158,785
Tarsus Pharmaceuticals, Inc.* 3,713 159,473
Telomir Pharmaceuticals, Inc.* 1,929 3,752
Terns Pharmaceuticals, Inc.* 7,012 21,807
Theravance Biopharma, Inc.* 3,709 33,974
Third Harmonic Bio, Inc.* 2,186 11,389
Trevi Therapeutics, Inc.* 7,432 48,382
Ventyx Biosciences, Inc.* 6,062 10,305
Verrica Pharmaceuticals, Inc.* 4,032 1,994
Veru, Inc.* 13,175 6,696
WaVe Life Sciences Ltd.* 9,621 57,822
Xeris Biopharma Holdings, Inc.* 13,986 69,091
Zevra Therapeutics, Inc.* 5,351 45,751
4,299,614
Professional Services — 1.8%
Alight, Inc., Class
a
A 41,857 228,539
Asure Software, Inc.* 2,426 23,532
Barrett Business Services, Inc. 2,556 105,627
BlackSky Technology, Inc.* 2,559 28,635
CBIZ, Inc.* 4,780 345,307
Conduent, Inc.* 15,528 34,783
CRA International, Inc. 659 125,243
CSG Systems International, Inc. 2,883 190,451
DLH Holdings Corp.* 855 4,275
ExlService Holdings, Inc.* 15,678 721,031
Exponent, Inc. 5,042 384,906
First Advantage Corp.* 5,975 102,292
FiscalNote Holdings, Inc.* 7,377 4,421
Forrester Research, Inc.* 1,169 12,426
Franklin Covey Co.* 1,120 26,186
Heidrick & Struggles
International, Inc. 2,008 87,669
HireQuest, Inc. 550 5,506
Huron Consulting Group, Inc.* 1,752 250,238
IBEX Holdings Ltd.* 854 24,587
ICF International, Inc. 1,861 159,897
Innodata, Inc.* 2,698 106,490
Insperity, Inc. 3,581 231,762
Kelly Services, Inc., Class
a
A 3,124 36,613

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
UWM
::
Investments
Shares Value
Common Stocks (continued)
Kforce, Inc. 1,820 $ 74,256
Korn Ferry 5,120 348,211
Legalzoom.com, Inc.* 12,580 114,855
Maximus, Inc. 5,695 412,944
Mistras Group, Inc.* 2,092 15,795
NV5 Global, Inc.* 5,697 125,904
Planet Labs PBC* 21,962 84,334
Resolute Holdings
Management, Inc.* 205 7,050
Resources Connection, Inc. 3,268 17,043
Spire Global, Inc.*(a) 2,225 23,096
TriNet Group, Inc. 3,188 265,274
TrueBlue, Inc.* 2,906 17,436
TTEC Holdings, Inc.* 1,952 9,584
Upwork, Inc.* 12,424 192,448
Verra Mobility Corp., Class
a
A* 16,437 388,735
Willdan Group, Inc.* 1,272 68,752
WNS Holdings Ltd.* 4,284 248,429
5,654,562
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 149 2,126
Anywhere Real Estate, Inc.* 9,789 34,164
Compass, Inc., Class
a
A* 36,734 217,098
Cushman & Wakefield plc* 22,838 229,065
eXp World Holdings, Inc. 8,173 69,634
Forestar Group, Inc.* 1,897 36,328
FRP Holdings, Inc.* 1,329 36,042
Kennedy-Wilson Holdings, Inc. 11,342 72,248
Marcus & Millichap, Inc. 2,341 67,444
Maui Land & Pineapple Co.,
Inc.* 759 12,053
Newmark Group, Inc., Class
a
A 13,133 144,594
Offerpad Solutions, Inc.* 1,042 1,011
Opendoor Technologies, Inc.* 63,906 41,679
RE/MAX Holdings, Inc.,
Class
a
A* 1,785 13,477
Real Brokerage, Inc. (The)* 10,023 41,295
Redfin Corp.*(a) 12,138 121,259
RMR Group, Inc. (The), Class
a
A 1,542 23,284
St Joe Co. (The) 3,597 160,822
Star Holdings* 1,292 8,178
Stratus Properties, Inc.* 558 10,128
Tejon Ranch Co.* 2,088 34,849
Transcontinental Realty
Investors, Inc.* 124 4,877
1,381,655
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 13,874 110,714
BRT Apartments Corp., REIT 1,138 17,935
Centerspace, REIT 1,651 105,251
Clipper Realty, Inc., REIT 1,186 4,507
Elme Communities, REIT 8,778 140,975
Independence Realty Trust,
Inc., REIT 22,542 419,056
NexPoint Residential Trust, Inc.,
REIT 2,261 76,874
Investments
Shares Value
Common Stocks (continued)
UMH Properties, Inc., REIT 7,211 $ 121,073
Veris Residential, Inc., REIT 7,831 119,031
1,115,416
Retail REITs — 1.0%
Acadia Realty Trust, REIT 11,687 225,091
Alexander's, Inc., REIT 214 48,191
CBL & Associates Properties,
Inc., REIT 2,181 54,983
Curbline Properties Corp., REIT 9,474 214,965
FrontView REIT, Inc. 1,438 16,551
Getty Realty Corp., REIT 5,031 147,207
InvenTrust Properties Corp.,
REIT 7,732 217,192
Kite Realty Group Trust, REIT 21,660 479,119
Macerich Co. (The), REIT 24,894 402,785
NETSTREIT Corp., REIT 8,178 131,666
Phillips Edison & Co., Inc., REIT 12,247 434,279
Saul Centers, Inc., REIT 1,048 35,297
SITE Centers Corp., REIT 4,737 56,465
Tanger, Inc., REIT 10,765 320,797
Urban Edge Properties, REIT 12,562 228,126
Whitestone REIT 4,942 60,885
3,073,599
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class
a
A* 5,136 115,817
Aehr Test Systems*(a) 2,828 26,979
Alpha & Omega Semiconductor
Ltd.* 2,374 50,376
Ambarella, Inc.* 3,847 202,506
Axcelis Technologies, Inc.* 3,250 183,105
CEVA, Inc.* 2,326 43,636
Cohu, Inc.* 4,571 78,027
Credo Technology Group
Holding Ltd.* 14,147 862,401
Diodes, Inc.* 4,550 202,020
Everspin Technologies, Inc.* 1,994 11,186
FormFactor, Inc.* 7,722 230,502
GCT Semiconductor Holding,
Inc.* 779 802
Ichor Holdings Ltd.* 3,297 52,027
Impinj, Inc.* 2,287 260,924
indie Semiconductor, Inc.,
Class
a
A*(a) 16,806 44,536
Kulicke & Soffa Industries, Inc. 5,196 167,051
MaxLinear, Inc., Class
a
A* 7,962 90,687
Navitas Semiconductor Corp.,
Class
a
A*(a) 12,841 65,489
NVE Corp. 477 33,943
PDF Solutions, Inc.* 3,104 54,941
Penguin Solutions, Inc.* 5,194 92,246
Photronics, Inc.* 6,147 102,716
Power Integrations, Inc. 5,645 280,726
QuickLogic Corp.* 1,375 7,123
Rambus, Inc.* 10,658 569,883
Rigetti Computing, Inc.* 18,853 228,310
Semtech Corp.* 7,379 275,458
Silicon Laboratories, Inc.* 3,197 385,334
SiTime Corp.* 1,854 363,514

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
UWM
::
Investments
Shares Value
Common Stocks (continued)
SkyWater Technology, Inc.* 2,715 $ 24,544
Synaptics, Inc.* 3,949 232,043
Ultra Clean Holdings, Inc.* 4,414 85,499
Veeco Instruments, Inc.* 5,544 107,055
5,531,406
Software — 4.9%
8x8, Inc.* 13,019 21,351
A10 Networks, Inc. 7,071 122,045
ACI Worldwide, Inc.* 10,521 486,701
Adeia, Inc. 10,851 139,327
Agilysys, Inc.* 2,248 238,086
Airship AI Holdings, Inc.* 803 4,135
Alarm.com Holdings, Inc.* 4,723 271,100
Alkami Technology, Inc.* 6,049 173,243
Amplitude, Inc., Class
a
A* 7,791 96,530
Appian Corp., Class
a
A* 4,017 126,535
Arteris, Inc.* 2,882 22,393
Asana, Inc., Class
a
A* 8,105 145,161
AudioEye, Inc.* 842 10,289
Aurora Innovation, Inc.,
Class
a
A* 95,759 580,300
AvePoint, Inc.* 12,847 239,597
Bit Digital, Inc.* 12,416 29,302
Blackbaud, Inc.* 3,926 244,315
BlackLine, Inc.* 5,821 325,569
Blend Labs, Inc., Class
a
A* 23,921 87,551
Box, Inc., Class
a
A* 14,048 531,295
Braze, Inc., Class
a
A* 6,576 241,997
C3.ai, Inc., Class
a
A* 11,216 298,233
Cerence, Inc.* 4,233 36,023
Cipher Mining, Inc.* 20,200 63,024
Cleanspark, Inc.* 27,534 237,618
Clear Secure, Inc., Class
a
A 8,850 219,037
Clearwater Analytics Holdings,
Inc., Class
a
A* 19,685 454,723
Commvault Systems, Inc.* 4,354 797,435
Consensus Cloud Solutions,
Inc.* 1,798 39,502
Core Scientific, Inc.* 17,789 189,453
CS Disco, Inc.* 2,900 11,426
Daily Journal Corp.* 139 58,579
Digimarc Corp.*(a) 1,513 19,790
Digital Turbine, Inc.* 9,731 45,930
Domo, Inc., Class
a
B* 3,463 43,980
D-Wave Quantum, Inc.* 18,218 297,500
E2open Parent Holdings, Inc.* 20,410 65,516
eGain Corp.* 1,745 9,406
EverCommerce, Inc.* 2,106 21,081
Freshworks, Inc., Class
a
A* 20,625 314,944
Hut 8 Corp.* 8,080 123,382
I3 Verticals, Inc., Class
a
A* 2,271 56,116
Intapp, Inc.* 5,319 293,183
InterDigital, Inc. 2,524 548,364
Jamf Holding Corp.* 8,291 87,056
Kaltura, Inc.* 9,724 20,615
Life360, Inc.* 1,048 66,600
LiveRamp Holdings, Inc.* 6,409 208,805
MARA Holdings, Inc.* 34,024 480,419
Meridianlink, Inc.* 3,262 54,443
Investments
Shares Value
Common Stocks (continued)
Mitek Systems, Inc.* 4,462 $ 41,898
N-able, Inc.* 7,225 56,283
NCR Voyix Corp.* 14,512 160,938
NextNav, Inc.* 7,980 100,149
Olo, Inc., Class
a
A* 10,597 92,300
ON24, Inc.* 2,751 15,653
OneSpan, Inc. 3,769 60,040
Ooma, Inc.* 2,499 34,111
Pagaya Technologies Ltd.,
Class
a
A*(a) 3,591 59,036
PagerDuty, Inc.* 8,653 123,392
Porch Group, Inc.* 7,876 71,829
Progress Software Corp. 4,298 264,585
PROS Holdings, Inc.* 4,561 80,228
Q2 Holdings, Inc.* 5,869 513,655
Qualys, Inc.* 3,703 513,051
Rapid7, Inc.* 6,267 143,828
Red Violet, Inc. 1,100 53,416
Rekor Systems, Inc.* 7,350 8,526
ReposiTrak, Inc. 1,169 25,508
Rimini Street, Inc.* 5,292 16,141
Riot Platforms, Inc.* 31,020 250,331
Roadzen, Inc.* 4,082 4,015
Sapiens International Corp. NV 3,070 88,109
SEMrush Holdings, Inc.,
Class
a
A* 3,672 36,132
Silvaco Group, Inc.*(a) 659 3,051
SoundHound AI, Inc.,
Class
a
A*(a) 32,299 326,543
SoundThinking, Inc.* 977 15,153
Sprinklr, Inc., Class
a
A* 11,636 98,208
Sprout Social, Inc., Class
a
A* 4,991 108,954
SPS Commerce, Inc.* 3,760 529,258
Telos Corp.* 5,494 13,845
Tenable Holdings, Inc.* 11,899 383,386
Terawulf, Inc.* 26,689 94,212
Varonis Systems, Inc., Class
a
B* 10,998 524,385
Verint Systems, Inc.* 6,094 106,889
Vertex, Inc., Class
a
A* 5,503 217,754
Viant Technology, Inc., Class
a
A* 1,507 20,782
Weave Communications, Inc.* 4,003 38,629
WM Technology, Inc.* 8,597 8,941
Workiva, Inc., Class
a
A* 5,098 343,044
Xperi, Inc.* 4,466 34,790
Yext, Inc.* 10,615 71,227
Zeta Global Holdings Corp.,
Class
a
A* 17,827 234,247
15,285,457
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 4,387 49,661
Four Corners Property Trust,
Inc., REIT 9,623 265,691
Gladstone Land Corp., REIT 3,352 33,134
Outfront Media, Inc., REIT 14,409 238,037
PotlatchDeltic Corp., REIT 7,841 308,465
Safehold, Inc., REIT 5,166 77,851
Uniti Group, Inc., REIT 24,246 104,258
1,077,097

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
UWM
::
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 1.8%
1-800-Flowers.com, Inc.,
Class
a
A*(a) 2,537 $ 12,482
Abercrombie & Fitch Co.,
Class
a
A* 4,942 387,898
Academy Sports & Outdoors,
Inc. 6,782 277,452
aka Brands Holding Corp.* 63 784
American Eagle Outfitters, Inc. 17,721 194,222
America's Car-Mart, Inc.* 729 36,275
Arhaus, Inc., Class
a
A* 5,110 45,888
Arko Corp. 8,029 34,364
Asbury Automotive Group, Inc.* 1,962 447,159
BARK, Inc.* 12,951 16,707
Beyond, Inc.* 4,551 29,172
Boot Barn Holdings, Inc.* 2,952 473,235
Buckle, Inc. (The) 3,081 131,281
Build-A-Bear Workshop, Inc. 1,245 63,545
Caleres, Inc. 3,259 43,833
Camping World Holdings, Inc.,
Class
a
A 5,598 91,023
Citi Trends, Inc.* 649 17,185
Designer Brands, Inc.,
Class
a
A(a) 3,403 12,081
Destination XL Group, Inc.* 5,005 5,656
EVgo, Inc., Class
a
A*(a) 12,368 48,854
Foot Locker, Inc.* 8,321 197,707
Genesco, Inc.* 1,052 22,860
Group 1 Automotive, Inc. 1,302 551,944
GrowGeneration Corp.* 5,582 6,029
Haverty Furniture Cos., Inc. 1,464 30,685
J Jill, Inc. 614 9,824
Lands' End, Inc.* 1,389 11,695
Leslie's, Inc.* 18,503 13,946
MarineMax, Inc.* 2,194 46,513
Monro, Inc. 2,979 45,668
National Vision Holdings, Inc.* 7,766 153,844
ODP Corp. (The)* 2,924 48,100
OneWater Marine, Inc., Class
a
A* 1,192 17,606
Petco Health & Wellness Co.,
Inc., Class
a
A* 8,498 31,188
RealReal, Inc. (The)* 10,106 57,099
Revolve Group, Inc., Class
a
A* 3,827 78,836
RumbleON, Inc., Class
a
B* 1,710 2,702
Sally Beauty Holdings, Inc.* 10,175 88,624
Shoe Carnival, Inc. 1,783 34,269
Signet Jewelers Ltd. 4,163 277,131
Sleep Number Corp.* 2,149 23,123
Sonic Automotive, Inc., Class
a
A 1,472 102,937
Stitch Fix, Inc., Class
a
A* 10,102 44,651
ThredUp, Inc., Class
a
A* 7,845 56,484
Tile Shop Holdings, Inc.* 2,857 18,199
Tilly's, Inc., Class
a
A* 1,478 2,113
Torrid Holdings, Inc.*(a) 2,017 10,408
Upbound Group, Inc. 5,352 122,775
Urban Outfitters, Inc.* 6,319 441,698
Victoria's Secret & Co.* 7,828 166,032
Warby Parker, Inc., Class
a
A* 8,834 187,016
Winmark Corp. 291 123,623
Investments
Shares Value
Common Stocks (continued)
Zumiez, Inc.* 1,545 $ 19,297
5,413,722
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class
a
A*(a) 2,454 33,644
Corsair Gaming, Inc.* 4,458 39,186
CPI Card Group, Inc.* 486 10,818
Diebold Nixdorf, Inc.* 2,521 121,437
Eastman Kodak Co.* 6,033 34,267
Immersion Corp. 3,068 23,071
IonQ, Inc.* 20,252 816,966
Turtle Beach Corp.* 1,595 18,311
Xerox Holdings Corp. 11,603 56,739
1,154,439
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 12,960 56,376
G-III Apparel Group Ltd.* 3,898 113,237
Hanesbrands, Inc.* 35,242 174,448
Kontoor Brands, Inc. 5,491 376,683
Movado Group, Inc. 1,506 24,397
Oxford Industries, Inc. 1,479 79,393
Rocky Brands, Inc. 722 16,426
Steven Madden Ltd. 7,113 175,335
Superior Group of Cos., Inc. 1,269 12,512
Vera Bradley, Inc.* 2,405 4,858
Wolverine World Wide, Inc. 7,918 135,081
1,168,746
Tobacco — 0.1%
Ispire Technology, Inc.* 1,916 4,828
Turning Point Brands, Inc. 1,709 127,013
Universal Corp. 2,398 156,805
288,646
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. 2,675 12,706
Applied Industrial Technologies,
Inc. 3,836 868,931
BlueLinx Holdings, Inc.* 815 54,540
Boise Cascade Co. 3,834 333,098
Custom Truck One Source, Inc.* 4,932 21,208
Distribution Solutions Group,
Inc.* 1,047 28,531
DNOW, Inc.* 10,520 151,698
DXP Enterprises, Inc.* 1,227 101,448
EVI Industries, Inc. 653 12,107
FTAI Aviation Ltd. 10,132 1,186,964
GATX Corp. 3,560 566,894
Global Industrial Co. 1,358 35,376
GMS, Inc.* 3,891 294,665
Herc Holdings, Inc.(a) 3,218 399,032
Hudson Technologies, Inc.* 4,435 31,710
Karat Packaging, Inc. 682 21,456
McGrath RentCorp 2,434 273,533
MRC Global, Inc.* 8,406 104,318
Rush Enterprises, Inc., Class
a
A 6,068 301,276
Rush Enterprises, Inc.,
Class
a
B(a) 882 46,054
Titan Machinery, Inc.* 2,091 39,060

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
UWM
::
Investments
Shares Value
Common Stocks (continued)
Transcat, Inc.* 919 $ 80,302
Willis Lease Finance Corp. 284 38,153
Xometry, Inc., Class
a
A* 4,374 144,998
5,148,058
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.*(a) 1,131 11,649
Water Utilities — 0.3%
American States Water Co. 3,762 296,709
Cadiz, Inc.* 4,201 12,372
California Water Service Group 5,945 280,901
Consolidated Water Co. Ltd. 1,498 40,491
Global Water Resources, Inc. 1,153 11,703
H2O America 3,336 175,073
Middlesex Water Co. 1,762 102,108
Pure Cycle Corp.* 2,072 22,005
York Water Co. (The) 1,428 46,638
988,000
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,599 70,015
Spok Holdings, Inc. 1,824 29,549
Telephone and Data Systems,
Inc. 9,839 338,068
437,632
Total Common Stocks
(Cost $227,085,088)
244,123,878
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR* 687 —
Cartesian Therapeutics,
Inc., expiring 12/31/2049* 5,386 —
Chinook Therape, CVR* 3,154 —
Oncternal Therapeutics,
Inc., CVR* 42 —
Tobira Therapeutics, Inc.,
CVR* 756 —
—
Food Products — 0.0%(c)
Prevail Therape, CVR* 2,444 1,222
Total Rights
(Cost $2,604) 1,222
Shares
Securities Lending Reinvestments (d) — 1 .3%
Investment Companies — 1 .3%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (e)
(Cost $4,043,952) 4,043,952 4,043,952
Investments
Principal
Amount Value
Short-Term Investments — 30 .2%
Repurchase Agreements (f) — 14 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $43,235,600
(Cost $43,220,675) $ 43,220,675
$ 43,220,675
U.S. Treasury Obligations (g) — 16 .2%
U.S. Treasury Bills
4.22%, 6/5/2025 (h) 25,000,000 24,991,154
4.24%, 6/12/2025 (h) 15,000,000 14,982,310
4.23%, 6/26/2025 (h) 8,100,000 8,077,192
4.25%, 7/1/2025 (h) 2,000,000 1,993,205
Total U.S. Treasury Obligations
(Cost $50,038,426) 50,043,861
Total Short-Term Investments
(Cost $93,259,101) 93,264,536
Total Investments — 110.4%
(Cost $324,390,745) 341,433,588
Liabilities in excess of other assets — (10.4%) (32,141,174)
Net Assets — 100.0% $ 309,292,414
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$3,971,170, collateralized in the form of cash with a value of
$4,043,952 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $237,191 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
5, 2025 – November 15, 2054. The total value of collateral is
$4,281,143.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $4,043,952.
(e) Rate shown is the 7-day yield as of May 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,480,762.
(h) The rate shown was the current yield as of May 31, 2025.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
UWM
::
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 47,932,706
Aggregate gross unrealized depreciation (73,582,948)
Net unrealized depreciation $ (25,650,242)
Federal income tax cost $ 325,167,315
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 273 6/20/2025 U.S. Dollar $ 28,232,295 $ 3,138,536
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
47,987,519 3/8/2027
Bank of
America NA 5.23% Russell 2000
®
Index (1,706,839) 738,604 968,235 —
47,497,808 11/6/2025
Barclays Bank
PLC 5.18% Russell 2000
®
Index (3,328,128) — 3,328,128 —
58,517,333 1/12/2027 BNP Paribas 5.13% Russell 2000
®
Index (8,463,473) 6,978,371 1,485,102 —
53,204,901 3/8/2027 Citibank NA 5.08% Russell 2000
®
Index (1,223,146) 543,146 680,000 —
59,614,533 11/6/2026
Goldman Sachs
International 4.88% Russell 2000
®
Index (7,802,197) 1,183,213 6,618,984 —
23,702,413 11/6/2026
Societe
Generale 5.03% Russell 2000
®
Index (11,887,036) 11,885,282 1,754 —
55,711,311 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (10,644,232) 10,184,232 460,000 —
346,235,818 (45,055,051)
Total Unrealized
Depreciation
(45,055,051)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
SSO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 80 .4%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 6,593 $ 4,947,123
Boeing Co. (The)* 67,672 14,029,759
General Dynamics Corp. 22,929 6,385,497
General Electric Co. 96,739 23,789,088
Howmet Aerospace, Inc. 36,540 6,207,781
Huntington Ingalls Industries,
Inc. 3,553 792,532
L3Harris Technologies, Inc. 16,979 4,148,649
Lockheed Martin Corp. 18,872 9,103,475
Northrop Grumman Corp. 12,319 5,971,882
RTX Corp. 120,116 16,393,432
Textron, Inc. 16,448 1,217,645
TransDigm Group, Inc. 5,004 7,348,024
100,334,887
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 10,704 1,027,263
Expeditors International of
Washington, Inc. 12,645 1,425,471
FedEx Corp. 19,905 4,341,280
United Parcel Service, Inc.,
Class
a
B 65,943 6,432,080
13,226,094
Automobile Components — 0.0%(a)
Aptiv plc* 20,716 1,384,036
Automobiles — 1.7%
Ford Motor Co. 350,924 3,642,591
General Motors Co. 89,657 4,447,884
Tesla, Inc.* 252,204 87,378,598
95,469,073
Banks — 2.8%
Bank of America Corp. 596,894 26,340,932
Citigroup, Inc. 169,185 12,743,014
Citizens Financial Group, Inc. 39,362 1,588,257
Fifth Third Bancorp 60,360 2,305,148
Huntington Bancshares, Inc. 130,999 2,047,514
JPMorgan Chase & Co. 252,002 66,528,528
KeyCorp 89,807 1,424,339
M&T Bank Corp. 14,937 2,728,094
PNC Financial Services Group,
Inc. (The) 35,703 6,205,539
Regions Financial Corp. 81,950 1,757,008
Truist Financial Corp. 118,649 4,686,636
US Bancorp 140,619 6,129,582
Wells Fargo & Co. 296,512 22,173,167
156,657,758
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 16,398 546,710
Coca-Cola Co. (The) 349,023 25,164,558
Constellation Brands, Inc.,
Class
a
A 13,973 2,491,246
Keurig Dr Pepper, Inc. 122,666 4,130,164
Molson Coors Beverage Co.,
Class
a
B 15,475 829,305
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 63,140 $ 4,037,803
PepsiCo, Inc. 123,612 16,248,798
53,448,584
Biotechnology — 1.3%
AbbVie, Inc. 159,139 29,617,359
Amgen, Inc. 48,465 13,966,644
Biogen, Inc.* 13,152 1,706,998
Gilead Sciences, Inc. 112,311 12,363,195
Incyte Corp.* 14,529 945,257
Moderna, Inc.* 30,461 809,044
Regeneron Pharmaceuticals,
Inc. 9,477 4,646,384
Vertex Pharmaceuticals, Inc.* 23,111 10,216,217
74,271,098
Broadline Retail — 3.2%
Amazon.com, Inc.* 850,274 174,314,673
eBay, Inc. 43,161 3,158,090
177,472,763
Building Products — 0.5%
A O Smith Corp. 10,640 684,258
Allegion plc 7,840 1,118,768
Builders FirstSource, Inc.* 10,370 1,116,642
Carrier Global Corp. 72,806 5,183,787
Johnson Controls International
plc 59,562 6,037,800
Lennox International, Inc. 2,818 1,590,620
Masco Corp. 19,131 1,194,157
Trane Technologies plc 20,255 8,715,119
25,641,151
Capital Markets — 2.7%
Ameriprise Financial, Inc. 8,757 4,459,415
Bank of New York Mellon Corp.
(The) 64,702 5,733,244
Blackrock, Inc. 13,079 12,815,981
Blackstone, Inc. 65,916 9,146,504
Cboe Global Markets, Inc. 9,430 2,160,602
Charles Schwab Corp. (The) 153,627 13,571,409
CME Group, Inc. 32,467 9,382,963
Coinbase Global, Inc., Class
a
A* 18,868 4,653,226
FactSet Research Systems, Inc. 3,458 1,584,663
Franklin Resources, Inc. 27,945 604,730
Goldman Sachs Group, Inc.
(The) 28,359 17,028,162
Intercontinental Exchange, Inc. 51,797 9,313,101
Invesco Ltd. 40,406 584,271
KKR & Co., Inc. 60,862 7,392,299
MarketAxess Holdings, Inc. 3,428 741,853
Moody's Corp. 13,923 6,673,572
Morgan Stanley 111,602 14,288,404
MSCI, Inc., Class
a
A 6,974 3,933,476
Nasdaq, Inc. 37,293 3,115,457
Northern Trust Corp. 17,642 1,883,107
Raymond James Financial, Inc. 16,580 2,436,928
S&P Global, Inc. 28,415 14,572,917
State Street Corp. 26,093 2,512,234

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SSO
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 20,002 $ 1,871,987
150,460,505
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 19,988 5,574,853
Albemarle Corp. 10,602 591,167
CF Industries Holdings, Inc. 15,743 1,428,048
Corteva, Inc. 61,766 4,373,033
Dow, Inc. 63,464 1,760,491
DuPont de Nemours, Inc. 37,722 2,519,830
Eastman Chemical Co. 10,389 814,186
Ecolab, Inc. 22,775 6,049,495
International Flavors &
Fragrances, Inc. 23,013 1,761,875
Linde plc 42,909 20,063,390
LyondellBasell Industries NV,
Class
a
A 23,329 1,317,855
Mosaic Co. (The) 28,648 1,035,339
PPG Industries, Inc. 20,922 2,318,158
Sherwin-Williams Co. (The) 20,896 7,497,694
57,105,414
Commercial Services & Supplies — 0.5%
Cintas Corp. 30,959 7,012,213
Copart, Inc.* 78,981 4,065,942
Republic Services, Inc., Class
a
A 18,309 4,710,723
Rollins, Inc. 25,304 1,448,654
Veralto Corp. 22,248 2,247,715
Waste Management, Inc. 32,877 7,922,371
27,407,618
Communications Equipment — 0.7%
Arista Networks, Inc.* 93,165 8,071,816
Cisco Systems, Inc. 359,026 22,632,999
F5, Inc.* 5,150 1,469,707
Juniper Networks, Inc. 29,873 1,073,337
Motorola Solutions, Inc. 15,042 6,248,146
39,496,005
Construction & Engineering — 0.1%
Quanta Services, Inc. 13,370 4,580,027
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 5,562 3,045,473
Vulcan Materials Co. 11,849 3,140,815
6,186,288
Consumer Finance — 0.5%
American Express Co. 49,984 14,697,795
Capital One Financial Corp. 57,264 10,831,486
Synchrony Financial 35,017 2,018,730
27,548,011
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. 40,073 41,683,133
Dollar General Corp. 19,823 1,927,787
Dollar Tree, Inc.* 18,234 1,645,801
Kroger Co. (The) 59,996 4,093,527
Investments
Shares Value
Common Stocks (continued)
Sysco Corp. 44,098 $ 3,219,154
Target Corp. 41,347 3,887,032
Walgreens Boots Alliance, Inc. 64,681 727,661
Walmart, Inc. 391,003 38,599,816
95,783,911
Containers & Packaging — 0.2%
Amcor plc 208,894 1,903,024
Avery Dennison Corp. 7,216 1,282,500
Ball Corp. 26,892 1,440,873
International Paper Co. 47,548 2,273,270
Packaging Corp. of America 8,023 1,549,803
Smurfit WestRock plc 44,578 1,931,565
10,381,035
Distributors — 0.1%
Genuine Parts Co. 12,563 1,589,471
LKQ Corp. 23,397 946,877
Pool Corp. 3,460 1,040,041
3,576,389
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 647,041 17,987,740
Verizon Communications, Inc. 379,418 16,679,215
34,666,955
Electric Utilities — 1.3%
Alliant Energy Corp. 23,084 1,436,517
American Electric Power Co.,
Inc. 48,108 4,978,697
Constellation Energy Corp. 28,139 8,614,755
Duke Energy Corp. 70,027 8,243,578
Edison International 34,875 1,940,794
Entergy Corp. 38,597 3,214,358
Evergy, Inc. 20,765 1,379,004
Eversource Energy 33,123 2,146,702
Exelon Corp. 90,537 3,967,331
FirstEnergy Corp. 46,242 1,939,390
NextEra Energy, Inc. 185,342 13,092,559
NRG Energy, Inc. 18,270 2,848,293
PG&E Corp. 197,732 3,337,716
Pinnacle West Capital Corp. 10,257 935,746
PPL Corp. 66,599 2,314,315
Southern Co. (The) 98,703 8,883,270
Xcel Energy, Inc. 51,767 3,628,867
72,901,892
Electrical Equipment — 0.7%
AMETEK, Inc. 20,861 3,728,695
Eaton Corp. plc 35,639 11,411,608
Emerson Electric Co. 50,788 6,063,071
GE Vernova, Inc. 24,948 11,799,905
Generac Holdings, Inc.* 5,427 662,800
Hubbell, Inc., Class
a
B 4,790 1,866,088
Rockwell Automation, Inc. 10,201 3,218,926
38,751,093
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 109,106 9,811,903

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SSO
::
Investments
Shares Value
Common Stocks (continued)
CDW Corp. 11,957 $ 2,156,564
Corning, Inc. 69,473 3,445,166
Jabil, Inc. 9,903 1,663,803
Keysight Technologies, Inc.* 15,539 2,440,245
TE Connectivity plc 26,891 4,304,442
Teledyne Technologies, Inc.* 4,246 2,118,160
Trimble, Inc.* 22,106 1,575,495
Zebra Technologies Corp.,
Class
a
A* 4,603 1,333,811
28,849,589
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 89,250 3,306,712
Halliburton Co. 78,323 1,534,348
Schlumberger NV 126,267 4,173,124
9,014,184
Entertainment — 1.4%
Electronic Arts, Inc. 21,425 3,080,486
Live Nation Entertainment, Inc.* 14,102 1,934,653
Netflix, Inc.* 38,516 46,497,671
Take-Two Interactive Software,
Inc.* 14,838 3,357,543
TKO Group Holdings, Inc.,
Class
a
A 5,968 941,810
Walt Disney Co. (The) 162,978 18,423,033
Warner Bros Discovery, Inc.* 201,201 2,005,974
76,241,170
Financial Services — 3.8%
Apollo Global Management, Inc. 40,325 5,270,074
Berkshire Hathaway, Inc.,
Class
a
B* 165,190 83,249,152
Corpay, Inc.* 6,245 2,030,312
Fidelity National Information
Services, Inc. 47,679 3,795,725
Fiserv, Inc.* 51,253 8,343,476
Global Payments, Inc. 22,274 1,684,137
Jack Henry & Associates, Inc. 6,633 1,201,701
Mastercard, Inc., Class
a
A 73,442 43,007,635
PayPal Holdings, Inc.* 89,175 6,267,219
Visa, Inc., Class
a
A 155,292 56,711,086
211,560,517
Food Products — 0.5%
Archer-Daniels-Midland Co. 43,117 2,081,258
Bunge Global SA 11,975 935,846
Campbell's Co. (The) 17,713 602,951
Conagra Brands, Inc. 43,012 984,545
General Mills, Inc. 49,669 2,695,040
Hershey Co. (The) 13,379 2,149,871
Hormel Foods Corp. 26,218 804,368
J M Smucker Co. (The) 9,586 1,079,479
Kellanova 24,211 2,000,555
Kraft Heinz Co. (The) 78,616 2,101,406
Lamb Weston Holdings, Inc. 12,814 714,765
McCormick & Co., Inc.
(Non-Voting) 22,820 1,659,699
Mondelez International, Inc.,
Class
a
A 116,616 7,870,414
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 25,778 $ 1,447,692
27,127,889
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 14,277 2,208,366
Ground Transportation — 0.7%
CSX Corp. 173,767 5,489,300
JB Hunt Transport Services,
Inc. 7,135 990,695
Norfolk Southern Corp. 20,445 5,052,368
Old Dominion Freight Line, Inc. 16,942 2,713,600
Uber Technologies, Inc.* 188,300 15,847,328
Union Pacific Corp. 54,472 12,074,263
42,167,554
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories 156,269 20,874,413
Align Technology, Inc.* 6,287 1,137,570
Baxter International, Inc. 46,040 1,404,220
Becton Dickinson & Co. 25,858 4,462,832
Boston Scientific Corp.* 132,856 13,984,423
Cooper Cos., Inc. (The)* 18,008 1,229,586
Dexcom, Inc.* 35,188 3,019,130
Edwards Lifesciences Corp.* 53,156 4,157,862
GE HealthCare Technologies,
Inc. 41,267 2,910,974
Hologic, Inc.* 20,264 1,259,813
IDEXX Laboratories, Inc.* 7,352 3,774,223
Insulet Corp.* 6,285 2,042,814
Intuitive Surgical, Inc.* 32,199 17,784,796
Medtronic plc 115,589 9,591,575
ResMed, Inc. 13,197 3,230,494
Solventum Corp.* 12,480 912,163
STERIS plc 8,873 2,175,748
Stryker Corp. 30,994 11,859,544
Zimmer Biomet Holdings, Inc. 17,961 1,655,465
107,467,645
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 21,820 3,369,881
Cencora, Inc. 15,513 4,518,006
Centene Corp.* 44,710 2,523,432
Cigna Group (The) 24,640 7,802,010
CVS Health Corp. 113,629 7,276,801
DaVita, Inc.* 3,909 532,640
Elevance Health, Inc. 20,916 8,028,398
HCA Healthcare, Inc. 16,107 6,143,049
Henry Schein, Inc.* 11,258 787,947
Humana, Inc. 10,808 2,519,669
Labcorp Holdings, Inc. 7,595 1,890,927
McKesson Corp. 11,316 8,141,975
Molina Healthcare, Inc.* 4,956 1,511,778
Quest Diagnostics, Inc. 10,032 1,738,947
UnitedHealth Group, Inc. 82,979 25,052,190
Universal Health Services, Inc.,
Class
a
B 5,348 1,017,992
82,855,642

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
SSO
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 13,849 $ 972,061
Healthpeak Properties, Inc.,
REIT 63,036 1,097,457
Ventas, Inc., REIT 39,362 2,530,189
Welltower, Inc., REIT 54,938 8,475,835
13,075,542
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 63,035 976,412
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A* 39,044 5,036,676
Booking Holdings, Inc. 3,020 16,667,169
Caesars Entertainment, Inc.* 19,177 515,478
Carnival Corp.* 94,509 2,194,499
Chipotle Mexican Grill, Inc.,
Class
a
A* 122,232 6,121,379
Darden Restaurants, Inc. 10,559 2,261,843
Domino's Pizza, Inc. 3,148 1,491,585
DoorDash, Inc., Class
a
A* 30,518 6,367,581
Expedia Group, Inc. 11,160 1,860,930
Hilton Worldwide Holdings, Inc. 21,733 5,399,347
Las Vegas Sands Corp. 31,014 1,276,536
Marriott International, Inc.,
Class
a
A 20,663 5,451,519
McDonald's Corp. 64,623 20,281,929
MGM Resorts International* 20,098 636,102
Norwegian Cruise Line Holdings
Ltd.* 39,592 698,799
Royal Caribbean Cruises Ltd. 22,285 5,726,576
Starbucks Corp. 102,410 8,597,319
Wynn Resorts Ltd. 8,061 729,843
Yum! Brands, Inc. 25,144 3,619,227
94,934,337
Household Durables — 0.2%
DR Horton, Inc. 25,552 3,016,669
Garmin Ltd. 13,818 2,804,640
Lennar Corp., Class
a
A 20,990 2,226,619
Mohawk Industries, Inc.* 4,692 472,062
NVR, Inc.* 264 1,878,606
PulteGroup, Inc. 18,248 1,788,851
12,187,447
Household Products — 0.9%
Church & Dwight Co., Inc. 22,122 2,174,814
Clorox Co. (The) 11,145 1,469,802
Colgate-Palmolive Co. 73,073 6,791,405
Kimberly-Clark Corp. 29,926 4,302,162
Procter & Gamble Co. (The) 211,345 35,905,402
50,643,585
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 64,020 645,962
Vistra Corp. 30,707 4,930,623
5,576,585
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
3M Co. 48,884 $ 7,251,941
Honeywell International, Inc. 58,661 13,296,689
20,548,630
Industrial REITs — 0.2%
Prologis, Inc., REIT 83,497 9,067,774
Insurance — 1.8%
Aflac, Inc. 44,626 4,620,576
Allstate Corp. (The) 23,955 5,027,436
American International Group,
Inc. 53,455 4,524,431
Aon plc, Class
a
A 19,514 7,260,769
Arch Capital Group Ltd. 33,759 3,208,455
Arthur J Gallagher & Co. 22,982 7,984,866
Assurant, Inc. 4,596 932,896
Brown & Brown, Inc. 21,439 2,420,463
Chubb Ltd. 33,584 9,981,165
Cincinnati Financial Corp. 14,065 2,121,283
Erie Indemnity Co., Class
a
A 2,269 813,459
Everest Group Ltd. 3,819 1,325,919
Globe Life, Inc. 7,632 930,112
Hartford Insurance Group, Inc.
(The) 25,908 3,363,895
Loews Corp. 15,919 1,421,407
Marsh & McLennan Cos., Inc. 44,266 10,343,194
MetLife, Inc. 52,162 4,098,890
Principal Financial Group, Inc. 18,885 1,470,953
Progressive Corp. (The) 52,823 15,050,857
Prudential Financial, Inc. 31,954 3,319,701
Travelers Cos., Inc. (The) 20,471 5,643,855
W R Berkley Corp. 27,053 2,020,589
Willis Towers Watson plc 9,017 2,854,331
100,739,502
Interactive Media & Services — 5.2%
Alphabet, Inc., Class
a
A 525,786 90,298,487
Alphabet, Inc., Class
a
C 426,128 73,656,225
Match Group, Inc. 22,685 679,189
Meta Platforms, Inc., Class
a
A 197,406 127,818,411
292,452,312
IT Services — 0.9%
Accenture plc, Class
a
A 56,403 17,869,599
Akamai Technologies, Inc.* 13,575 1,030,750
Cognizant Technology Solutions
Corp., Class
a
A 44,596 3,611,830
EPAM Systems, Inc.* 5,064 883,617
Gartner, Inc.* 6,920 3,020,026
GoDaddy, Inc., Class
a
A* 12,754 2,323,141
International Business
Machines Corp. 83,304 21,580,734
VeriSign, Inc. 7,308 1,991,211
52,310,908
Leisure Products — 0.0%(a)
Hasbro, Inc. 11,766 784,910

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SSO
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 25,698 $ 2,876,120
Bio-Techne Corp. 14,220 688,248
Charles River Laboratories
International, Inc.* 4,583 621,592
Danaher Corp. 57,724 10,961,788
IQVIA Holdings, Inc.* 15,057 2,112,949
Mettler-Toledo International,
Inc.* 1,913 2,210,510
Revvity, Inc. 10,903 985,849
Thermo Fisher Scientific, Inc. 34,486 13,891,650
Waters Corp.* 5,407 1,888,341
West Pharmaceutical Services,
Inc. 6,591 1,389,712
37,626,759
Machinery — 1.3%
Caterpillar, Inc. 43,068 14,988,956
Cummins, Inc. 12,420 3,992,782
Deere & Co. 22,888 11,587,279
Dover Corp. 12,398 2,203,744
Fortive Corp. 30,793 2,161,361
IDEX Corp. 6,819 1,233,625
Illinois Tool Works, Inc. 24,052 5,894,664
Ingersoll Rand, Inc. 36,243 2,958,878
Nordson Corp. 4,843 1,026,668
Otis Worldwide Corp. 35,757 3,409,430
PACCAR, Inc. 47,301 4,439,199
Parker-Hannifin Corp. 11,632 7,731,790
Pentair plc 14,877 1,475,501
Snap-on, Inc. 4,692 1,504,959
Stanley Black & Decker, Inc. 13,865 907,187
Westinghouse Air Brake
Technologies Corp. 15,381 3,111,884
Xylem, Inc. 21,941 2,765,444
71,393,351
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 8,719 3,455,078
Comcast Corp., Class
a
A 339,922 11,751,104
Fox Corp., Class
a
A 19,659 1,080,066
Fox Corp., Class
a
B 11,837 595,164
Interpublic Group of Cos., Inc.
(The) 33,571 804,361
News Corp., Class
a
A 34,037 961,205
News Corp., Class
a
B 10,100 330,472
Omnicom Group, Inc. 17,689 1,299,080
Paramount Global, Class
a
B 54,723 662,148
20,938,678
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 129,510 4,983,545
Newmont Corp. 102,656 5,412,024
Nucor Corp. 21,110 2,308,590
Steel Dynamics, Inc. 12,788 1,573,819
14,277,978
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.5%
Ameren Corp. 24,302 $ 2,354,378
CenterPoint Energy, Inc. 58,785 2,189,153
CMS Energy Corp. 26,924 1,890,873
Consolidated Edison, Inc. 31,205 3,260,610
Dominion Energy, Inc. 75,771 4,293,943
DTE Energy Co. 18,692 2,554,262
NiSource, Inc. 42,418 1,677,208
Public Service Enterprise
Group, Inc. 44,916 3,639,543
Sempra 57,048 4,483,402
WEC Energy Group, Inc. 28,651 3,078,263
29,421,635
Office REITs — 0.0%(a)
BXP, Inc., REIT 13,071 880,070
Oil, Gas & Consumable Fuels — 2.3%
APA Corp. 33,343 567,164
Chevron Corp. 150,626 20,590,574
ConocoPhillips 115,094 9,823,273
Coterra Energy, Inc. 66,330 1,612,482
Devon Energy Corp. 59,221 1,792,027
Diamondback Energy, Inc. 16,915 2,275,913
EOG Resources, Inc. 50,693 5,503,739
EQT Corp. 53,821 2,967,152
Expand Energy Corp. 18,872 2,191,605
Exxon Mobil Corp. 392,545 40,157,353
Hess Corp. 24,994 3,303,957
Kinder Morgan, Inc. 174,291 4,887,120
Marathon Petroleum Corp. 28,503 4,581,572
Occidental Petroleum Corp. 60,901 2,483,543
ONEOK, Inc. 55,871 4,516,612
Phillips 66 37,224 4,224,180
Targa Resources Corp. 19,678 3,107,747
Texas Pacific Land Corp. 1,621 1,805,843
Valero Energy Corp. 28,555 3,682,738
Williams Cos., Inc. (The) 109,884 6,649,081
126,723,675
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 57,791 2,796,506
Southwest Airlines Co. 53,415 1,782,993
United Airlines Holdings, Inc.* 29,672 2,357,292
6,936,791
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 21,038 1,408,284
Kenvue, Inc. 172,859 4,126,144
5,534,428
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co. 182,884 8,829,639
Eli Lilly & Co. 71,007 52,379,734
Johnson & Johnson 217,050 33,688,330
Merck & Co., Inc. 227,963 17,516,677
Pfizer, Inc. 510,787 11,998,387

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA S&P500
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101
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Investments
Shares Value
Common Stocks (continued)
Viatris, Inc. 107,582 $ 945,646
Zoetis, Inc., Class
a
A 40,390 6,810,966
132,169,379
Professional Services — 0.6%
Automatic Data Processing, Inc. 36,702 11,947,602
Broadridge Financial Solutions,
Inc. 10,553 2,562,585
Dayforce, Inc.* 14,301 844,903
Equifax, Inc. 11,218 2,963,683
Jacobs Solutions, Inc. 11,084 1,399,909
Leidos Holdings, Inc. 11,770 1,748,080
Paychex, Inc. 28,905 4,564,389
Paycom Software, Inc. 4,289 1,111,237
Verisk Analytics, Inc., Class
a
A 12,754 4,006,542
31,148,930
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 26,638 3,330,283
CoStar Group, Inc.* 38,001 2,795,353
6,125,636
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 12,757 2,637,765
Camden Property Trust, REIT 9,606 1,128,609
Equity Residential, REIT 30,842 2,163,258
Essex Property Trust, Inc., REIT 5,775 1,639,522
Invitation Homes, Inc., REIT 51,323 1,729,585
Mid-America Apartment
Communities, Inc., REIT 10,542 1,651,404
UDR, Inc., REIT 27,069 1,121,469
12,071,612
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 6,926 661,295
Kimco Realty Corp., REIT 61,251 1,302,196
Realty Income Corp., REIT 78,870 4,465,619
Regency Centers Corp., REIT 14,762 1,065,078
Simon Property Group, Inc.,
REIT 27,653 4,509,375
12,003,563
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.* 146,011 16,167,798
Analog Devices, Inc. 44,726 9,570,469
Applied Materials, Inc. 73,179 11,470,808
Broadcom, Inc. 422,569 102,291,278
Enphase Energy, Inc.* 11,886 491,962
First Solar, Inc.* 9,642 1,524,207
Intel Corp. 390,391 7,632,144
KLA Corp. 11,921 9,022,767
Lam Research Corp. 115,697 9,347,161
Microchip Technology, Inc. 48,519 2,816,043
Micron Technology, Inc. 100,454 9,488,885
Monolithic Power Systems, Inc. 4,355 2,882,575
NVIDIA Corp. 2,207,563 298,307,988
NXP Semiconductors NV 22,964 4,389,109
ON Semiconductor Corp.* 38,000 1,596,760
Investments
Shares Value
Common Stocks (continued)
QUALCOMM, Inc. 99,651 $ 14,469,325
Skyworks Solutions, Inc. 14,540 1,003,696
Teradyne, Inc. 14,732 1,157,935
Texas Instruments, Inc. 82,068 15,006,134
518,637,044
Software — 8.9%
Adobe, Inc.* 39,261 16,296,849
ANSYS, Inc.* 7,887 2,609,177
Autodesk, Inc.* 19,401 5,745,024
Cadence Design Systems, Inc.* 24,693 7,088,620
Crowdstrike Holdings, Inc.,
Class
a
A* 22,151 10,441,317
Fair Isaac Corp.* 2,223 3,837,520
Fortinet, Inc.* 57,378 5,839,933
Gen Digital, Inc. 48,832 1,390,735
Intuit, Inc. 25,220 19,002,513
Microsoft Corp. 670,081 308,478,489
Oracle Corp. 146,274 24,212,735
Palantir Technologies, Inc.,
Class
a
A* 184,752 24,346,619
Palo Alto Networks, Inc.* 59,742 11,495,556
PTC, Inc.* 10,781 1,814,658
Roper Technologies, Inc. 9,656 5,506,527
Salesforce, Inc. 86,321 22,907,004
ServiceNow, Inc.* 18,582 18,788,074
Synopsys, Inc.* 13,901 6,449,786
Tyler Technologies, Inc.* 3,800 2,192,562
Workday, Inc., Class
a
A* 19,314 4,784,271
503,227,969
Specialized REITs — 0.8%
American Tower Corp., REIT 42,095 9,035,692
Crown Castle, Inc., REIT 39,190 3,932,716
Digital Realty Trust, Inc., REIT 28,541 4,895,352
Equinix, Inc., REIT 8,791 7,813,617
Extra Space Storage, Inc., REIT 19,135 2,892,255
Iron Mountain, Inc., REIT 26,474 2,613,248
Public Storage, REIT 14,171 4,370,478
SBA Communications Corp.,
Class
a
A, REIT 9,683 2,245,391
VICI Properties, Inc., Class
a
A,
REIT 94,991 3,012,165
Weyerhaeuser Co., REIT 65,446 1,695,706
42,506,620
Specialty Retail — 1.5%
AutoZone, Inc.* 1,517 5,663,022
Best Buy Co., Inc. 17,539 1,162,485
CarMax, Inc.* 13,835 891,804
Home Depot, Inc. (The) 89,567 32,986,630
Lowe's Cos., Inc. 50,866 11,481,982
O'Reilly Automotive, Inc.* 5,133 7,019,377
Ross Stores, Inc. 29,765 4,169,779
TJX Cos., Inc. (The) 101,361 12,862,711
Tractor Supply Co. 48,192 2,332,493
Ulta Beauty, Inc.* 4,226 1,992,390
Williams-Sonoma, Inc. 11,138 1,801,683
82,364,356

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
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::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 1,354,066 $ 271,964,156
Dell Technologies, Inc., Class
a
C 28,069 3,123,238
Hewlett Packard Enterprise Co. 118,318 2,044,535
HP, Inc. 84,494 2,103,901
NetApp, Inc. 18,339 1,818,495
Seagate Technology Holdings
plc 19,112 2,254,069
Super Micro Computer, Inc.* 45,398 1,816,828
Western Digital Corp.* 31,325 1,614,804
286,740,026
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 13,720 1,447,734
Lululemon Athletica, Inc.* 10,132 3,208,501
NIKE, Inc., Class
a
B 106,461 6,450,472
Ralph Lauren Corp., Class
a
A 3,555 984,060
Tapestry, Inc. 18,662 1,465,900
13,556,667
Tobacco — 0.6%
Altria Group, Inc. 152,767 9,259,208
Philip Morris International, Inc. 140,125 25,305,174
34,564,382
Trading Companies & Distributors — 0.2%
Fastenal Co. 103,395 4,274,349
United Rentals, Inc. 5,851 4,144,731
WW Grainger, Inc. 3,937 4,281,724
12,700,804
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 17,566 2,511,411
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 43,208 10,464,978
Total Common Stocks
(Cost $4,734,062,660)
4,522,067,829
Principal
Amount
Short-Term Investments — 15 .2%
Repurchase Agreements (b) — 1 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $64,019,489
(Cost $63,997,388) $ 63,997,388
63,997,388
Investments
Principal
Amount Value
U.S. Treasury Obligations (c) — 14 .1%
U.S. Treasury Bills
4.27%, 6/3/2025 (d) $ 50,000,000 $ 49,994,136
4.22%, 6/5/2025 (d) 100,000,000 99,964,617
4.25%, 6/17/2025 (d) 125,000,000 124,779,166
4.24%, 6/20/2025 (d) 50,000,000 49,894,250
4.24%, 6/26/2025 (d) 150,000,000 149,577,626
4.25%, 7/1/2025 (d) 150,000,000 149,490,386
4.24%, 7/3/2025 (d) 120,000,000 119,564,708
4.24%, 7/10/2025 (d) 45,000,000 44,799,550
Total U.S. Treasury Obligations
(Cost $787,974,204) 788,064,439
Total Short-Term Investments
(Cost $851,971,592) 852,061,827
Total Investments — 95.6%
(Cost $5,586,034,252) 5,374,129,656
Other assets less liabilities — 4.4% 247,963,960
Net Assets — 100.0% $ 5,622,093,616
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $595,218,416.
(d) The rate shown was the current yield as of May 31, 2025.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 488,917,626
Aggregate gross unrealized depreciation (596,247,618)
Net unrealized depreciation $ (107,329,992)
Federal income tax cost $ 5,620,440,559

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 2,105 6/20/2025 U.S. Dollar $ 622,659,000 $ 34,949,922
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
590,790,652 3/8/2027
Bank of
America NA 5.33% S&P 500
®
11,788,480 (11,788,480) — —
695,238,391 4/7/2026
Barclays Bank
PLC 5.28% S&P 500
®
3,341,098 (3,341,098) — —
592,623,276 3/6/2026 BNP Paribas 5.23% S&P 500
®
(6,495,195) 6,495,195 — —
580,344,695 3/8/2027 Citibank NA 5.28% S&P 500
®
(269,363) 269,363 — —
662,659,067 11/6/2025
Goldman Sachs
International 5.08% S&P 500
®
75,841,690
1,146,755,919 3/6/2026
Goldman Sachs
International 4.99%
SPDR
®
S&P 500
®
ETF Trust (88,409,425)
1,809,414,986 (12,567,735) 12,567,735 — —
511,101,071 4/6/2027
J.P. Morgan
Securities, LLC 5.08% S&P 500
®
51,597,205 (51,597,205) — —
304,528,887 1/12/2027
Morgan
Stanley & Co.
International plc 5.18% S&P 500
®
(21,547,936) 16,839,936 4,708,000 —
427,373,805 11/6/2025
Societe
Generale 5.23% S&P 500
®
103,482,488 (102,124,368) (1,358,120) —
588,656,532 4/7/2026 UBS AG 5.25% S&P 500
®
(25,298,053) 25,298,053 — —
6,100,072,295 104,030,989
Total Unrealized
Appreciation
246,050,961
Total Unrealized
Depreciation
(142,019,972)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA SEMICONDUCTORS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
USD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 66 .9%
Semiconductors & Semiconductor Equipment — 66.9%
Advanced Micro Devices, Inc.* 186,049 $ 20,601,206
Allegro MicroSystems, Inc.* 15,011 380,529
Amkor Technology, Inc. 13,021 234,638
Analog Devices, Inc. 56,961 12,188,515
Applied Materials, Inc. 93,305 14,625,559
Axcelis Technologies, Inc.* 3,725 209,867
Broadcom, Inc. 538,160 130,272,391
Cirrus Logic, Inc.* 6,101 600,094
Enphase Energy, Inc.* 15,213 629,666
Entegris, Inc. 17,352 1,192,776
GLOBALFOUNDRIES, Inc.* 9,515 340,637
Intel Corp. 497,138 9,719,048
KLA Corp. 15,261 11,550,746
Lam Research Corp. 147,375 11,906,426
Lattice Semiconductor Corp.* 15,839 711,805
Marvell Technology, Inc. 99,343 5,979,455
Microchip Technology, Inc. 61,738 3,583,274
Micron Technology, Inc. 127,911 12,082,473
MKS, Inc. 7,729 635,247
Monolithic Power Systems, Inc. 5,495 3,637,140
NVIDIA Corp. 2,811,530 379,922,049
NXP Semiconductors NV 29,177 5,576,600
ON Semiconductor Corp.* 48,387 2,033,222
Onto Innovation, Inc.* 5,667 521,024
Power Integrations, Inc. 6,540 325,234
Qorvo, Inc.* 10,720 814,934
QUALCOMM, Inc. 127,008 18,441,562
Rambus, Inc.* 12,235 654,205
Silicon Laboratories, Inc.* 3,727 449,215
Skyworks Solutions, Inc. 18,455 1,273,949
Teradyne, Inc. 18,700 1,469,820
Texas Instruments, Inc. 104,515 19,110,568
Universal Display Corp. 5,069 726,641
Total Common Stocks
(Cost $562,216,883)
672,400,515
Investments
Principal
Amount Value
Short-Term Investments — 35 .0%
Repurchase Agreements (b) — 7 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $77,530,339
(Cost $77,503,576) $ 77,503,576
$ 77,503,576
U.S. Treasury Obligations (a) — 27 .3%
U.S. Treasury Bills
4.25%, 6/10/2025 (c) 100,000,000 99,906,000
4.25%, 6/24/2025 (c) 100,000,000 99,741,500
4.23%, 7/3/2025 (c) 50,000,000 49,818,628
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $274,308,625) 274,340,264
Total Short-Term Investments
(Cost $351,812,201) 351,843,840
Total Investments — 101.9%
(Cost $914,029,084) 1,024,244,355
Liabilities in excess of other assets — (1.9%) (18,680,467)
Net Assets — 100.0% $ 1,005,563,888
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $191,625,129.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 110,216,895
Aggregate gross unrealized depreciation (123,541,296)
Net unrealized depreciation $ (13,324,401)
Federal income tax cost $ 1,018,758,846

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
USD
::
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
259,243,334 11/6/2026
Bank of
America NA 5.43%
Dow Jones U.S.
Semiconductors
SM
Index
f
(3,128,327) 3,128,327 — —
272,012,681 3/6/2026
Barclays Bank
PLC 5.28%
Dow Jones U.S.
Semiconductors
SM
Index
f
24,909,244 (24,909,244) — —
196,793,551 11/6/2025 BNP Paribas 5.23%
Dow Jones U.S.
Semiconductors
SM
Index
f
66,026,627 (66,026,627) — —
85,804,507 3/6/2026
Goldman Sachs
International 5.08%
Dow Jones U.S.
Semiconductors
SM
Index
f
(37,654,058) 37,654,058 — —
97,176,899 11/6/2026
J.P. Morgan
Securities, LLC 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
f
(31,820,285) 31,820,285 — —
111,520,281 3/6/2026
Morgan
Stanley & Co.
International plc 5.18%
Dow Jones U.S.
Semiconductors
SM
Index
f
(26,067,962) 26,067,962 — —
53,438,441 11/6/2026
Societe
Generale 5.28%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,261,087) 1,686,628 — (574,459)
261,407,630 11/6/2026 UBS AG 5.13%
Dow Jones U.S.
Semiconductors
SM
Index
f
(8,814,062) 8,814,062 — —
1,337,397,324 (18,809,910)
Total Unrealized
Appreciation
90,935,871
Total Unrealized
Depreciation
(109,745,781)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SAA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 81 .7%
Aerospace & Defense — 1.5%
AAR Corp.* 611 $ 37,521
AeroVironment, Inc.* 487 86,701
Kratos Defense & Security
Solutions, Inc.* 2,656 97,980
Mercury Systems, Inc.* 881 43,389
Moog, Inc., Class
a
A 493 91,358
National Presto Industries, Inc. 89 7,623
Triumph Group, Inc.* 1,346 34,713
399,285
Air Freight & Logistics — 0.2%
Forward Air Corp.* 348 5,839
Hub Group, Inc., Class
a
A 1,053 35,497
41,336
Automobile Components — 1.6%
Adient plc* 1,458 22,730
American Axle & Manufacturing
Holdings, Inc.* 2,043 8,969
BorgWarner, Inc. 3,798 125,676
Dana, Inc. 2,241 37,268
Dorman Products, Inc.* 472 61,034
Fox Factory Holding Corp.* 723 18,545
Gentherm, Inc.* 539 14,750
LCI Industries 442 38,516
Patrick Industries, Inc. 584 50,142
Phinia, Inc. 710 30,814
Standard Motor Products, Inc. 359 10,878
XPEL, Inc.*(a) 394 14,172
433,494
Automobiles — 0.1%
Winnebago Industries, Inc. 493 16,727
Banks — 7.4%
Ameris Bancorp 1,125 69,154
Atlantic Union Bankshares
Corp. 2,263 67,935
Axos Financial, Inc.* 941 65,437
Banc of California, Inc. 2,392 32,818
BancFirst Corp. 347 42,926
Bancorp, Inc. (The)* 828 42,311
Bank of Hawaii Corp. 690 45,892
BankUnited, Inc. 1,299 44,140
Banner Corp. 600 36,990
Berkshire Hills Bancorp, Inc. 792 19,610
Brookline Bancorp, Inc. 1,547 15,981
Capitol Federal Financial, Inc. 2,122 12,117
Cathay General Bancorp 1,238 53,054
Central Pacific Financial Corp. 468 12,496
City Holding Co. 256 30,180
Community Financial System,
Inc. 915 51,460
Customers Bancorp, Inc.* 507 25,837
CVB Financial Corp. 2,279 42,731
Dime Community Bancshares,
Inc. 682 17,500
Eagle Bancorp, Inc. 524 9,222
Investments
Shares Value
Common Stocks (continued)
FB Financial Corp. 609 $ 26,583
First Bancorp 717 29,662
First Bancorp 2,827 56,483
First Commonwealth Financial
Corp. 1,762 27,522
First Financial Bancorp 1,659 40,081
First Hawaiian, Inc. 2,196 52,440
Fulton Financial Corp. 3,162 54,545
Hanmi Financial Corp. 520 11,918
Heritage Financial Corp. 591 13,818
Hilltop Holdings, Inc. 800 23,856
Hope Bancorp, Inc. 2,098 21,064
Independent Bank Corp. 738 45,387
Lakeland Financial Corp. 443 26,522
National Bank Holdings Corp.,
Class
a
A 660 23,859
NBT Bancorp, Inc. 904 37,832
Northwest Bancshares, Inc. 2,215 27,200
OFG Bancorp 798 32,830
Pacific Premier Bancorp, Inc. 1,675 35,510
Park National Corp. 252 40,965
Pathward Financial, Inc. 415 32,391
Preferred Bank 213 17,809
Provident Financial Services,
Inc. 2,268 37,876
Renasant Corp. 1,596 55,940
S&T Bancorp, Inc. 664 24,342
Seacoast Banking Corp. of
Florida 1,473 38,048
ServisFirst Bancshares, Inc. 872 64,903
Simmons First National Corp.,
Class
a
A 2,181 40,916
Southside Bancshares, Inc. 495 13,954
Stellar Bancorp, Inc. 825 22,209
Tompkins Financial Corp. 219 13,447
Triumph Financial, Inc.* 381 22,010
TrustCo Bank Corp. 329 10,212
Trustmark Corp. 1,059 36,493
United Community Banks, Inc. 2,074 59,607
Veritex Holdings, Inc. 947 22,917
WaFd, Inc. 1,416 40,243
Westamerica Bancorp 464 22,295
WSFS Financial Corp. 1,019 53,895
1,995,375
Beverages — 0.1%
MGP Ingredients, Inc. 244 7,178
National Beverage Corp. 407 18,409
25,587
Biotechnology — 2.1%
ACADIA Pharmaceuticals, Inc.* 2,139 46,138
ADMA Biologics, Inc.* 4,106 81,463
Alkermes plc* 2,824 86,443
Arcus Biosciences, Inc.* 1,166 10,412
Arrowhead Pharmaceuticals,
Inc.* 2,190 35,193
Catalyst Pharmaceuticals, Inc.* 1,946 48,572
Dynavax Technologies Corp.* 2,124 20,794
Krystal Biotech, Inc.* 440 55,423

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
SAA
::
Investments
Shares Value
Common Stocks (continued)
Myriad Genetics, Inc.* 1,580 $ 6,620
Protagonist Therapeutics, Inc.* 1,036 49,179
TG Therapeutics, Inc.* 2,319 81,420
Vericel Corp.* 857 35,390
Vir Biotechnology, Inc.* 1,603 7,919
Xencor, Inc.* 1,214 9,712
574,678
Broadline Retail — 0.5%
Etsy, Inc.* 1,953 108,099
Kohl's Corp. 1,934 15,723
123,822
Building Products — 2.2%
American Woodmark Corp.* 262 14,769
Apogee Enterprises, Inc. 381 14,726
Armstrong World Industries, Inc. 758 117,967
AZZ, Inc. 519 47,068
CSW Industrials, Inc. 292 89,291
Gibraltar Industries, Inc.* 527 30,872
Griffon Corp. 686 47,162
Hayward Holdings, Inc.* 2,471 34,470
Insteel Industries, Inc. 338 11,837
Masterbrand, Inc.* 2,208 22,522
Quanex Building Products
Corp. 821 13,735
Resideo Technologies, Inc.* 2,552 52,826
Zurn Elkay Water Solutions
Corp. 2,482 89,824
587,069
Capital Markets — 2.3%
Acadian Asset Management,
Inc. 487 14,663
Artisan Partners Asset
Management, Inc., Class
a
A 1,217 49,045
BGC Group, Inc., Class
a
A 6,500 60,320
Cohen & Steers, Inc. 465 35,731
Donnelley Financial Solutions,
Inc.* 462 25,170
Moelis & Co., Class
a
A 1,227 70,074
Piper Sandler Cos. 279 70,154
PJT Partners, Inc., Class
a
A 411 61,921
StepStone Group, Inc., Class
a
A 1,148 66,412
StoneX Group, Inc.* 743 62,899
Virtu Financial, Inc., Class
a
A 1,389 55,824
Virtus Investment Partners, Inc. 115 19,630
WisdomTree, Inc. 1,988 18,767
610,610
Chemicals — 2.7%
AdvanSix, Inc. 465 10,932
Balchem Corp. 565 94,185
Celanese Corp., Class
a
A 1,899 100,324
Chemours Co. (The) 2,596 26,297
Element Solutions, Inc. 3,870 82,741
FMC Corp. 2,167 87,894
Hawkins, Inc. 330 44,052
HB Fuller Co. 950 53,029
Ingevity Corp.* 632 26,146
Investments
Shares Value
Common Stocks (continued)
Innospec, Inc. 433 $ 36,840
Koppers Holdings, Inc. 352 10,813
Minerals Technologies, Inc. 554 31,456
Quaker Chemical Corp. 238 25,809
Sensient Technologies Corp. 736 69,574
Stepan Co. 368 19,979
720,071
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. 1,080 56,862
Brady Corp., Class
a
A 768 53,583
CoreCivic, Inc.* 1,909 41,922
Deluxe Corp. 769 10,974
Enviri Corp.* 1,390 11,329
GEO Group, Inc. (The)* 2,363 64,132
Healthcare Services Group,
Inc.* 1,275 17,978
HNI Corp. 829 38,573
Interface, Inc., Class
a
A 1,014 20,371
Liquidity Services, Inc.* 394 9,208
MillerKnoll, Inc. 1,185 19,991
OPENLANE, Inc.* 1,854 42,512
Pitney Bowes, Inc. 2,743 28,253
Pursuit Attractions and
Hospitality, Inc.* 370 10,319
UniFirst Corp. 261 49,214
Vestis Corp. 1,990 12,258
487,479
Communications Equipment — 0.7%
Calix, Inc.* 1,025 47,396
Digi International, Inc.* 641 20,775
Extreme Networks, Inc.* 2,306 36,135
Harmonic, Inc.* 2,034 18,347
NetScout Systems, Inc.* 1,246 28,459
Viasat, Inc.* 1,481 12,929
Viavi Solutions, Inc.* 3,858 35,146
199,187
Construction & Engineering — 2.0%
Arcosa, Inc. 847 73,071
Dycom Industries, Inc.* 507 116,569
Everus Construction Group,
Inc.* 885 51,250
Granite Construction, Inc. 755 67,535
MYR Group, Inc.* 279 43,761
Sterling Infrastructure, Inc.* 532 100,021
WillScot Holdings Corp. 3,209 86,483
538,690
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 854 43,759
Encore Capital Group, Inc.* 411 15,577
Enova International, Inc.* 449 41,609
EZCORP, Inc., Class
a
A* 903 12,145
Navient Corp. 1,288 17,311
PRA Group, Inc.* 686 9,734
PROG Holdings, Inc. 720 20,758
World Acceptance Corp.* 56 8,651
169,544

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
SAA
::
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 558 $ 19,815
Chefs' Warehouse, Inc. (The)* 610 38,906
Grocery Outlet Holding Corp.* 1,688 22,923
PriceSmart, Inc. 431 46,539
SpartanNash Co. 586 11,404
United Natural Foods, Inc.* 1,041 31,823
171,410
Containers & Packaging — 0.4%
O-I Glass, Inc.* 2,676 35,083
Sealed Air Corp. 2,531 81,498
116,581
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.* 648 85,555
Frontdoor, Inc.* 1,317 72,448
Matthews International Corp.,
Class
a
A 538 11,540
Mister Car Wash, Inc.* 1,621 11,477
Perdoceo Education Corp. 1,073 36,525
Strategic Education, Inc. 422 38,499
Stride, Inc.* 743 112,483
368,527
Diversified REITs — 0.7%
Alexander & Baldwin, Inc., REIT 1,262 22,602
American Assets Trust, Inc.,
REIT 821 16,371
Armada Hoffler Properties, Inc.,
REIT 1,383 9,626
Essential Properties Realty
Trust, Inc., REIT 3,261 105,982
Global Net Lease, Inc., REIT 3,441 26,702
181,283
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 734 33,551
Lumen Technologies, Inc.* 17,630 69,109
Shenandoah
Telecommunications Co. 796 10,014
112,674
Electric Utilities — 0.4%
MGE Energy, Inc. 630 56,901
Otter Tail Corp. 726 56,033
112,934
Electrical Equipment — 0.3%
Powell Industries, Inc. 163 27,643
Sunrun, Inc.* 3,898 29,196
Vicor Corp.* 402 17,543
74,382
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries,
Inc. 656 75,296
Investments
Shares Value
Common Stocks (continued)
Arlo Technologies, Inc.* 1,742 $ 24,945
Badger Meter, Inc. 511 126,840
Benchmark Electronics, Inc. 625 22,825
CTS Corp. 522 21,240
ePlus, Inc.* 457 32,616
Insight Enterprises, Inc.* 474 61,805
Itron, Inc.* 783 90,515
Knowles Corp.* 1,524 25,009
OSI Systems, Inc.* 271 59,379
PC Connection, Inc. 215 14,061
Plexus Corp.* 470 61,692
Rogers Corp.* 295 19,638
Sanmina Corp.* 942 79,778
ScanSource, Inc.* 375 15,142
TTM Technologies, Inc.* 1,772 52,912
Vishay Intertechnology, Inc. 1,950 27,437
811,130
Energy Equipment & Services — 1.3%
Archrock, Inc. 3,042 75,746
Atlas Energy Solutions, Inc.,
Class
a
A(b) 1,247 15,151
Bristow Group, Inc., Class
a
A* 427 12,494
Cactus, Inc., Class
a
A 1,157 47,437
Core Laboratories, Inc. 814 8,751
Helix Energy Solutions Group,
Inc.* 2,488 15,401
Helmerich & Payne, Inc. 1,726 26,321
Innovex International, Inc.* 673 9,287
Liberty Energy, Inc., Class
a
A 2,813 32,603
Oceaneering International, Inc.* 1,755 33,468
Patterson-UTI Energy, Inc. 6,108 33,716
ProPetro Holding Corp.* 1,376 7,430
RPC, Inc. 1,434 6,367
Tidewater, Inc.* 834 33,118
357,290
Entertainment — 0.4%
Cinemark Holdings, Inc. 1,856 62,677
Madison Square Garden Sports
Corp.* 291 55,258
117,935
Financial Services — 2.2%
Enact Holdings, Inc. 505 17,877
EVERTEC, Inc. 1,105 40,034
HA Sustainable Infrastructure
Capital, Inc. 2,066 51,753
Jackson Financial, Inc., Class
a
A 1,283 105,091
Mr Cooper Group, Inc.* 1,105 143,131
NCR Atleos Corp.* 1,259 33,376
NMI Holdings, Inc., Class
a
A* 1,363 54,138
Payoneer Global, Inc.* 4,460 30,373
Radian Group, Inc. 2,520 86,058
Walker & Dunlop, Inc. 557 38,149
599,980
Food Products — 1.1%
B&G Foods, Inc. 1,374 5,784
Cal-Maine Foods, Inc. 749 71,852

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
SAA
::
Investments
Shares Value
Common Stocks (continued)
Fresh Del Monte Produce, Inc. 583 $ 20,592
Freshpet, Inc.* 844 67,655
J & J Snack Foods Corp. 270 31,096
John B Sanfilippo & Son, Inc. 157 9,756
Simply Good Foods Co. (The)* 1,597 55,112
Tootsie Roll Industries, Inc. 294 10,481
TreeHouse Foods, Inc.* 784 17,609
WK Kellogg Co. 1,151 19,475
309,412
Gas Utilities — 0.5%
Chesapeake Utilities Corp. 396 48,387
MDU Resources Group, Inc. 3,543 60,904
Northwest Natural Holding Co. 697 28,556
137,847
Ground Transportation — 0.5%
ArcBest Corp. 405 25,389
Heartland Express, Inc. 750 6,712
Hertz Global Holdings, Inc.* 2,130 13,952
Marten Transport Ltd. 1,005 13,105
RXO, Inc.* 2,456 38,142
Schneider National, Inc.,
Class
a
B 816 18,907
Werner Enterprises, Inc. 1,075 27,896
144,103
Health Care Equipment & Supplies — 3.1%
Artivion, Inc.* 657 19,434
Avanos Medical, Inc.* 798 10,031
CONMED Corp. 537 30,475
Embecta Corp. 1,009 10,625
Enovis Corp.* 989 30,956
Glaukos Corp.* 958 90,330
ICU Medical, Inc.* 426 57,450
Inspire Medical Systems, Inc.* 516 71,311
Integer Holdings Corp.* 583 69,237
Integra LifeSciences Holdings
Corp.* 1,153 14,597
LeMaitre Vascular, Inc. 355 29,181
Merit Medical Systems, Inc.* 1,013 96,265
Neogen Corp.* 3,429 20,094
Omnicell, Inc.* 805 24,448
QuidelOrtho Corp.* 1,145 35,117
STAAR Surgical Co.* 856 15,245
Tandem Diabetes Care, Inc.* 1,141 22,615
Teleflex, Inc. 807 98,672
TransMedics Group, Inc.* 584 74,238
UFP Technologies, Inc.* 125 29,275
849,596
Health Care Providers & Services — 1.7%
AdaptHealth Corp., Class
a
A* 1,844 16,559
Addus HomeCare Corp.* 313 34,715
AMN Healthcare Services, Inc.* 659 13,911
Astrana Health, Inc.* 721 17,874
Concentra Group Holdings
Parent, Inc. 1,880 40,664
CorVel Corp.* 473 52,631
National HealthCare Corp. 215 22,390
Investments
Shares Value
Common Stocks (continued)
NeoGenomics, Inc.* 2,229 $ 16,227
Owens & Minor, Inc.* 1,283 8,468
Pediatrix Medical Group, Inc.* 1,468 20,772
Premier, Inc., Class
a
A 1,586 36,446
Privia Health Group, Inc.* 1,793 40,809
Progyny, Inc.* 1,286 27,649
RadNet, Inc.* 1,133 65,136
Select Medical Holdings Corp. 1,816 27,767
US Physical Therapy, Inc. 263 19,722
461,740
Health Care REITs — 0.7%
CareTrust REIT, Inc. 3,259 93,729
LTC Properties, Inc., REIT 787 27,852
Medical Properties Trust, Inc.,
REIT(b) 10,429 47,660
Universal Health Realty Income
Trust, REIT 221 8,776
178,017
Health Care Technology — 0.2%
Certara, Inc.* 1,902 21,607
HealthStream, Inc. 417 11,684
Schrodinger, Inc.* 963 20,820
Simulations Plus, Inc. 282 8,980
63,091
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. 3,876 44,923
DiamondRock Hospitality Co.,
REIT 3,607 27,558
Pebblebrook Hotel Trust, REIT 2,080 19,094
Ryman Hospitality Properties,
Inc., REIT 1,041 101,092
Summit Hotel Properties, Inc.,
REIT 1,884 8,252
Sunstone Hotel Investors, Inc.,
REIT 3,489 31,261
Xenia Hotels & Resorts, Inc.,
REIT 1,770 21,647
253,827
Hotels, Restaurants & Leisure — 1.9%
BJ's Restaurants, Inc.* 396 17,665
Bloomin' Brands, Inc. 1,311 10,003
Brinker International, Inc.* 771 133,098
Cheesecake Factory, Inc. (The) 815 44,963
Cracker Barrel Old Country
Store, Inc. 386 22,172
Dave & Buster's Entertainment,
Inc.* 535 11,749
Golden Entertainment, Inc. 358 10,214
Jack in the Box, Inc.(b) 327 6,201
Monarch Casino & Resort, Inc. 221 18,506
Papa John's International, Inc. 567 25,657
Penn Entertainment, Inc.* 2,599 38,543
Sabre Corp.* 6,702 16,889
Shake Shack, Inc., Class
a
A* 696 90,334
Six Flags Entertainment Corp. 1,619 54,334
500,328

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
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::
Investments
Shares Value
Common Stocks (continued)
Household Durables — 2.1%
Cavco Industries, Inc.* 139 $ 60,270
Century Communities, Inc. 473 24,535
Champion Homes, Inc.* 915 59,841
Dream Finders Homes, Inc.,
Class
a
A* 476 9,929
Ethan Allen Interiors, Inc. 393 10,269
Green Brick Partners, Inc.* 533 31,154
Helen of Troy Ltd.* 396 10,648
Installed Building Products, Inc. 404 64,430
La-Z-Boy, Inc. 719 30,119
Leggett & Platt, Inc. 2,334 21,146
LGI Homes, Inc.* 360 18,036
M/I Homes, Inc.* 473 50,427
Meritage Homes Corp. 1,256 79,894
Newell Brands, Inc. 7,227 38,303
Sonos, Inc.* 2,066 21,238
Tri Pointe Homes, Inc.* 1,626 47,935
578,174
Household Products — 0.4%
Central Garden & Pet Co.* 160 5,769
Central Garden & Pet Co.,
Class
a
A* 879 28,102
Energizer Holdings, Inc. 1,141 26,574
WD-40 Co. 235 57,253
117,698
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 602 17,368
Clearway Energy, Inc., Class
a
C 1,441 44,339
61,707
Industrial REITs — 0.6%
Innovative Industrial Properties,
Inc., REIT 491 27,113
LXP Industrial Trust, REIT 5,137 44,076
Terreno Realty Corp., REIT 1,732 97,719
168,908
Insurance — 2.2%
AMERISAFE, Inc. 330 15,665
Assured Guaranty Ltd. 829 70,092
Employers Holdings, Inc. 430 20,928
Genworth Financial, Inc.,
Class
a
A* 7,412 52,255
Goosehead Insurance, Inc.,
Class
a
A 424 45,902
HCI Group, Inc. 147 24,809
Horace Mann Educators Corp. 709 30,792
Lincoln National Corp. 2,959 98,061
Mercury General Corp. 462 29,790
Palomar Holdings, Inc.* 461 79,048
ProAssurance Corp.* 889 20,616
Safety Insurance Group, Inc. 259 21,274
SiriusPoint Ltd.* 1,603 31,403
Stewart Information Services
Corp. 482 29,084
Trupanion, Inc.* 580 27,370
Investments
Shares Value
Common Stocks (continued)
United Fire Group, Inc. 370 $ 10,526
607,615
Interactive Media & Services — 0.9%
Angi, Inc., Class
a
A* 646 10,110
Cargurus, Inc., Class
a
A* 1,528 47,888
Cars.com, Inc.* 1,034 10,598
IAC, Inc.* 1,230 44,231
QuinStreet, Inc.* 982 14,995
Shutterstock, Inc. 417 7,694
TripAdvisor, Inc.* 1,913 27,241
Yelp, Inc., Class
a
A* 1,143 43,628
Ziff Davis, Inc.* 742 24,070
230,455
IT Services — 0.3%
DigitalOcean Holdings, Inc.* 1,106 31,300
DXC Technology Co.* 3,145 47,804
Grid Dynamics Holdings, Inc.* 1,072 13,432
92,536
Leisure Products — 0.2%
Acushnet Holdings Corp. 475 32,414
Sturm Ruger & Co., Inc. 292 10,570
Topgolf Callaway Brands Corp.* 2,458 15,584
58,568
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 794 21,216
BioLife Solutions, Inc.* 629 13,763
Cytek Biosciences, Inc.* 1,812 5,019
Fortrea Holdings, Inc.* 1,557 6,695
Mesa Laboratories, Inc. 94 9,458
56,151
Machinery — 4.1%
Alamo Group, Inc. 180 35,647
Albany International Corp.,
Class
a
A 545 36,008
Astec Industries, Inc. 396 15,559
Enerpac Tool Group Corp.,
Class
a
A 944 40,479
Enpro, Inc. 365 67,576
ESCO Technologies, Inc. 448 81,195
Federal Signal Corp. 1,060 99,714
Franklin Electric Co., Inc. 682 58,918
Gates Industrial Corp. plc* 3,947 83,479
Greenbrier Cos., Inc. (The) 545 24,563
Hillenbrand, Inc. 1,223 23,897
JBT Marel Corp. 802 92,078
Kadant, Inc. 204 64,038
Kennametal, Inc. 1,345 28,958
Lindsay Corp. 188 26,207
Mueller Water Products, Inc.,
Class
a
A 2,720 66,722
Proto Labs, Inc.* 426 15,753
SPX Technologies, Inc.* 806 122,585
Standex International Corp. 207 31,245
Tennant Co. 328 24,410

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
SAA
::
Investments
Shares Value
Common Stocks (continued)
Titan International, Inc.* 832 $ 6,024
Trinity Industries, Inc. 1,427 36,731
Worthington Enterprises, Inc. 539 31,752
1,113,538
Marine Transportation — 0.2%
Matson, Inc. 576 65,002
Media — 0.4%
Cable One, Inc. 80 11,707
John Wiley & Sons, Inc.,
Class
a
A 712 27,854
Scholastic Corp. 431 7,443
TechTarget, Inc.* 471 3,810
TEGNA, Inc. 2,800 46,816
Thryv Holdings, Inc.* 701 9,323
106,953
Metals & Mining — 0.8%
Alpha Metallurgical Resources,
Inc.* 190 21,288
Century Aluminum Co.* 903 13,988
Kaiser Aluminum Corp. 275 19,962
Materion Corp. 361 27,952
Metallus, Inc.* 649 8,197
MP Materials Corp.* 2,098 45,715
SunCoke Energy, Inc. 1,464 11,917
Warrior Met Coal, Inc. 912 41,450
Worthington Steel, Inc. 609 15,164
205,633
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate
Finance, Inc. 2,219 21,813
Arbor Realty Trust, Inc.(b) 3,276 31,384
ARMOUR Residential REIT, Inc. 1,329 21,543
Blackstone Mortgage Trust,
Inc., Class
a
A 2,981 56,311
Ellington Financial, Inc. 1,575 19,798
Franklin BSP Realty Trust, Inc. 1,444 15,927
KKR Real Estate Finance Trust,
Inc. 1,002 8,948
New York Mortgage Trust, Inc. 1,574 10,278
PennyMac Mortgage
Investment Trust 1,507 18,506
Ready Capital Corp. 2,927 13,084
Redwood Trust, Inc. 2,300 12,535
Two Harbors Investment Corp. 1,800 19,062
249,189
Multi-Utilities — 0.3%
Avista Corp. 1,376 52,990
Unitil Corp. 282 15,462
68,452
Office REITs — 0.8%
Brandywine Realty Trust, REIT 3,001 12,694
Douglas Emmett, Inc., REIT 2,910 41,409
Easterly Government
Properties, Inc., Class
a
A, REIT 689 14,972
Investments
Shares Value
Common Stocks (continued)
Highwoods Properties, Inc.,
REIT 1,868 $ 55,480
JBG SMITH Properties, REIT 1,468 25,103
SL Green Realty Corp., REIT 1,217 69,089
218,747
Oil, Gas & Consumable Fuels — 1.9%
California Resources Corp. 1,238 54,682
Comstock Resources, Inc.* 1,574 36,674
Core Natural Resources, Inc. 881 61,053
Crescent Energy Co., Class
a
A 3,176 26,647
CVR Energy, Inc. 594 13,894
Dorian LPG Ltd. 632 13,531
International Seaways, Inc. 701 25,972
Magnolia Oil & Gas Corp.,
Class
a
A 3,319 71,359
Northern Oil & Gas, Inc. 1,725 45,851
Par Pacific Holdings, Inc.* 972 20,985
Peabody Energy Corp. 2,111 27,781
REX American Resources
Corp.* 269 11,336
SM Energy Co. 1,988 46,559
Talos Energy, Inc.* 2,156 17,334
Vital Energy, Inc.* 467 6,949
World Kinect Corp. 1,008 27,609
508,216
Paper & Forest Products — 0.1%
Sylvamo Corp. 592 31,358
Passenger Airlines — 0.4%
Allegiant Travel Co.* 252 14,006
JetBlue Airways Corp.* 5,277 26,649
SkyWest, Inc.* 701 71,116
Sun Country Airlines Holdings,
Inc.* 682 7,898
119,669
Personal Care Products — 0.3%
Edgewell Personal Care Co. 837 23,118
Interparfums, Inc. 313 42,637
USANA Health Sciences, Inc.* 192 5,735
71,490
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals,
Inc.* 652 16,763
ANI Pharmaceuticals, Inc.* 289 16,970
Collegium Pharmaceutical, Inc.* 561 16,348
Corcept Therapeutics, Inc.* 1,618 125,492
Harmony Biosciences Holdings,
Inc.* 663 22,874
Innoviva, Inc.* 958 18,748
Ligand Pharmaceuticals, Inc.* 328 33,518
Organon & Co. 4,474 41,250
Pacira BioSciences, Inc.* 802 20,724
Phibro Animal Health Corp.,
Class
a
A 353 8,620
Prestige Consumer Healthcare,
Inc.* 860 73,676

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
SAA
::
Investments
Shares Value
Common Stocks (continued)
Supernus Pharmaceuticals,
Inc.* 958 $ 30,369
425,352
Professional Services — 1.2%
Amentum Holdings, Inc.* 2,623 54,191
CSG Systems International, Inc. 479 31,643
Heidrick & Struggles
International, Inc. 354 15,456
Korn Ferry 896 60,937
NV5 Global, Inc.* 905 20,001
Robert Half, Inc. 1,746 79,949
Verra Mobility Corp., Class
a
A* 2,862 67,686
329,863
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc* 3,987 39,989
eXp World Holdings, Inc. 1,466 12,490
Kennedy-Wilson Holdings, Inc. 2,051 13,065
Marcus & Millichap, Inc. 417 12,014
St Joe Co. (The) 659 29,464
107,022
Residential REITs — 0.3%
Centerspace, REIT 289 18,424
Elme Communities, REIT 1,529 24,556
NexPoint Residential Trust, Inc.,
REIT 389 13,226
Veris Residential, Inc., REIT 1,402 21,310
77,516
Retail REITs — 1.4%
Acadia Realty Trust, REIT 2,080 40,061
Curbline Properties Corp., REIT 1,641 37,234
Getty Realty Corp., REIT 880 25,749
Macerich Co. (The), REIT 4,317 69,849
Phillips Edison & Co., Inc., REIT 2,173 77,055
Saul Centers, Inc., REIT 211 7,107
SITE Centers Corp., REIT 819 9,762
Tanger, Inc., REIT 1,923 57,305
Urban Edge Properties, REIT 2,177 39,534
Whitestone REIT 774 9,536
373,192
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor
Ltd.* 418 8,870
Axcelis Technologies, Inc.* 565 31,832
CEVA, Inc.* 410 7,692
Cohu, Inc.* 810 13,827
Diodes, Inc.* 805 35,742
FormFactor, Inc.* 1,346 40,178
Ichor Holdings Ltd.* 588 9,279
Impinj, Inc.* 403 45,978
Kulicke & Soffa Industries, Inc. 927 29,803
MaxLinear, Inc., Class
a
A* 1,338 15,240
PDF Solutions, Inc.* 539 9,540
Penguin Solutions, Inc.* 926 16,446
Photronics, Inc.* 1,102 18,414
Qorvo, Inc.* 1,622 123,304
Investments
Shares Value
Common Stocks (continued)
Semtech Corp.* 1,493 $ 55,734
SiTime Corp.* 331 64,899
SolarEdge Technologies, Inc.* 1,006 17,967
Ultra Clean Holdings, Inc.* 783 15,167
Veeco Instruments, Inc.* 1,006 19,426
Wolfspeed, Inc.*(b) 2,702 3,215
582,553
Software — 3.4%
A10 Networks, Inc. 1,279 22,076
ACI Worldwide, Inc.* 1,823 84,332
Adeia, Inc. 1,898 24,370
Agilysys, Inc.* 388 41,093
Alarm.com Holdings, Inc.* 858 49,249
BlackLine, Inc.* 902 50,449
Box, Inc., Class
a
A* 2,496 94,399
Cleanspark, Inc.* 4,828 41,666
Clear Secure, Inc., Class
a
A 1,635 40,466
DoubleVerify Holdings, Inc.* 2,439 33,512
InterDigital, Inc. 447 97,115
LiveRamp Holdings, Inc.* 1,142 37,206
MARA Holdings, Inc.* 5,890 83,167
N-able, Inc.* 1,226 9,551
NCR Voyix Corp.* 2,535 28,113
Progress Software Corp. 754 46,416
Sprinklr, Inc., Class
a
A* 1,940 16,374
SPS Commerce, Inc.* 659 92,761
Teradata Corp.* 1,663 36,519
928,834
Specialized REITs — 0.7%
Four Corners Property Trust,
Inc., REIT 1,736 47,931
Millrose Properties, Inc., REIT 2,089 58,220
Outfront Media, Inc., REIT 2,390 39,483
Safehold, Inc., REIT 795 11,981
Uniti Group, Inc., REIT 4,239 18,228
175,843
Specialty Retail — 2.6%
Academy Sports & Outdoors,
Inc. 1,205 49,296
Advance Auto Parts, Inc. 1,030 49,368
American Eagle Outfitters, Inc. 3,037 33,285
Asbury Automotive Group, Inc.* 340 77,489
Boot Barn Holdings, Inc.* 531 85,125
Buckle, Inc. (The) 519 22,115
Caleres, Inc. 585 7,868
Foot Locker, Inc.* 1,435 34,096
Group 1 Automotive, Inc. 226 95,806
Guess?, Inc. 473 4,957
MarineMax, Inc.* 348 7,378
Monro, Inc. 520 7,972
National Vision Holdings, Inc.* 1,368 27,100
Sally Beauty Holdings, Inc.* 1,770 15,417
Shoe Carnival, Inc. 307 5,900
Signet Jewelers Ltd. 756 50,327
Sonic Automotive, Inc., Class
a
A 255 17,832
Upbound Group, Inc. 886 20,325
Urban Outfitters, Inc.* 978 68,362

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
SAA
::
Investments
Shares Value
Common Stocks (continued)
Victoria's Secret & Co.* 1,366 $ 28,973
708,991
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.* 781 6,865
Sandisk Corp.* 2,001 75,418
Xerox Holdings Corp. 2,010 9,829
92,112
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc. 624 19,575
G-III Apparel Group Ltd.* 671 19,493
Hanesbrands, Inc.* 6,134 30,363
Kontoor Brands, Inc. 862 59,133
Oxford Industries, Inc. 257 13,796
Steven Madden Ltd. 1,253 30,887
Wolverine World Wide, Inc. 1,390 23,713
196,960
Tobacco — 0.1%
Universal Corp. 429 28,052
Trading Companies & Distributors — 1.2%
Air Lease Corp., Class
a
A 1,800 103,698
Boise Cascade Co. 666 57,862
DNOW, Inc.* 1,834 26,446
DXP Enterprises, Inc.* 221 18,273
GMS, Inc.* 674 51,042
Rush Enterprises, Inc., Class
a
A 1,083 53,771
311,092
Water Utilities — 0.5%
American States Water Co. 657 51,818
California Water Service Group 1,031 48,715
H2O America 526 27,604
Middlesex Water Co. 311 18,022
146,159
Wireless Telecommunication Services — 0.3%
Gogo, Inc.* 1,026 10,886
Telephone and Data Systems,
Inc. 1,694 58,206
69,092
Total Common Stocks
(Cost $22,039,809)
22,127,733
Securities Lending Reinvestments (c) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (d)
(Cost $53,101) 53,101 53,101
Investments
Principal
Amount Value
Short-Term Investments — 23 .6%
Repurchase Agreements (e) — 14 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,781,602
(Cost $3,780,297) $ 3,780,297
$ 3,780,297
U.S. Treasury Obligations (f) — 9 .6%
U.S. Treasury Bills
4.22%, 6/5/2025 (g) 1,600,000 1,599,434
4.20%, 6/17/2025 (g) 1,000,000 998,233
Total U.S. Treasury Obligations
(Cost $2,597,408) 2,597,667
Total Short-Term Investments
(Cost $6,377,705) 6,377,964
Total Investments — 105.5%
(Cost $28,470,615) 28,558,798
Liabilities in excess of other assets — (5.5%) (1,488,761)
Net Assets — 100.0% $ 27,070,037
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025
was $72,155, collateralized in the form of cash with a value of $53,101 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $23,884 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.25%, and maturity dates ranging from October
15, 2025 – February 15, 2054. The total value of collateral is
$76,985.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $53,101.
(d) Rate shown is the 7-day yield as of May 31, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,395,646.
(g) The rate shown was the current yield as of May 31, 2025.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
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::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,768,196
Aggregate gross unrealized depreciation (8,046,621)
Net unrealized depreciation $ (4,278,425)
Federal income tax cost $ 28,508,961
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,535,458 1/12/2027
Bank of
America NA 5.18% S&P SmallCap 600
®
(930,132) 106,613 823,519 —
8,604,810 11/6/2025 Citibank NA 4.88% S&P SmallCap 600
®
(459,680) 64,826 394,854 —
8,207,961 3/6/2026
Societe
Generale 5.18% S&P SmallCap 600
®
(1,035,328) 22,959 952,216 (60,153)
6,660,380 11/6/2026 UBS AG 5.03% S&P SmallCap 600
®
(1,903,122) 1,165,169 737,953 —
32,008,609 (4,328,262)
Total Unrealized
Depreciation
(4,328,262)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
ROM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 74 .4%
Communications Equipment — 3.6%
Arista Networks, Inc.* 52,761 $ 4,571,213
Cisco Systems, Inc. 203,421 12,823,660
F5, Inc.* 2,944 840,159
Juniper Networks, Inc. 16,910 607,576
Motorola Solutions, Inc. 8,536 3,545,684
22,388,292
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class
a
A 61,856 5,562,710
CDW Corp. 6,806 1,227,530
Corning, Inc. 39,375 1,952,606
Jabil, Inc. 5,595 940,016
Keysight Technologies, Inc.* 8,832 1,386,977
TE Connectivity plc 15,239 2,439,307
Teledyne Technologies, Inc.* 2,380 1,187,287
Trimble, Inc.* 12,550 894,439
Zebra Technologies Corp.,
Class
a
A* 2,625 760,646
16,351,518
IT Services — 4.7%
Accenture plc, Class
a
A 31,946 10,121,132
Akamai Technologies, Inc.* 7,673 582,611
Cognizant Technology Solutions
Corp., Class
a
A 25,260 2,045,807
EPAM Systems, Inc.* 2,897 505,497
Gartner, Inc.* 3,924 1,712,512
GoDaddy, Inc., Class
a
A* 7,212 1,313,666
International Business
Machines Corp. 47,227 12,234,627
VeriSign, Inc. 4,156 1,132,385
29,648,237
Semiconductors & Semiconductor Equipment — 24.7%
Advanced Micro Devices, Inc.* 82,736 9,161,357
Analog Devices, Inc. 25,339 5,422,039
Applied Materials, Inc. 41,509 6,506,536
Broadcom, Inc. 99,615 24,113,803
Enphase Energy, Inc.* 6,756 279,631
First Solar, Inc.* 5,468 864,381
Intel Corp. 221,056 4,321,645
KLA Corp. 6,787 5,136,945
Lam Research Corp. 65,531 5,294,249
Microchip Technology, Inc. 27,465 1,594,069
Micron Technology, Inc. 56,894 5,374,207
Monolithic Power Systems, Inc. 2,443 1,617,022
NVIDIA Corp. 480,780 64,967,801
NXP Semiconductors NV 12,983 2,481,441
ON Semiconductor Corp.* 21,525 904,480
QUALCOMM, Inc. 56,489 8,202,203
Skyworks Solutions, Inc. 8,210 566,736
Teradyne, Inc. 8,313 653,402
Texas Instruments, Inc. 46,496 8,501,794
155,963,741
Software — 28.1%
Adobe, Inc.* 22,229 9,227,036
Investments
Shares Value
Common Stocks (a) (continued)
ANSYS, Inc.* 4,466 $ 1,477,442
Autodesk, Inc.* 10,981 3,251,694
Cadence Design Systems, Inc.* 14,008 4,021,276
Crowdstrike Holdings, Inc.,
Class
a
A* 12,580 5,929,835
Fair Isaac Corp.* 1,247 2,152,671
Fortinet, Inc.* 32,492 3,307,036
Gen Digital, Inc. 27,701 788,924
Intuit, Inc. 14,297 10,772,361
Microsoft Corp. 145,972 67,199,670
Oracle Corp. 82,856 13,715,154
Palantir Technologies, Inc.,
Class
a
A* 104,704 13,797,893
Palo Alto Networks, Inc.* 33,817 6,507,067
PTC, Inc.* 6,145 1,034,326
Roper Technologies, Inc. 5,477 3,123,369
Salesforce, Inc. 48,879 12,971,020
ServiceNow, Inc.* 10,522 10,638,689
Synopsys, Inc.* 7,895 3,663,122
Tyler Technologies, Inc.* 2,186 1,261,300
Workday, Inc., Class
a
A* 10,930 2,707,470
177,547,355
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc. 294,871 59,224,840
Dell Technologies, Inc., Class
a
C 15,934 1,772,976
Hewlett Packard Enterprise Co. 67,083 1,159,194
HP, Inc. 47,898 1,192,660
NetApp, Inc. 10,384 1,029,678
Seagate Technology Holdings
plc 10,813 1,275,285
Super Micro Computer, Inc.* 25,721 1,029,355
Western Digital Corp.* 17,765 915,786
67,599,774
Total Common Stocks
(Cost $382,453,099)
469,498,917
Principal
Amount
Short-Term Investments — 26 .1%
Repurchase Agreements (b) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $40,311,356
(Cost $40,297,441) $ 40,297,441
40,297,441

See accompanying notes to the financial statements.
ULTRA TECHNOLOGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 19 .7%
U.S. Treasury Bills
4.23%, 6/5/2025 (c) $ 25,000,000 $ 24,991,154
4.25%, 6/10/2025 (c) 25,000,000 24,976,500
4.24%, 6/12/2025 (c) 75,000,000 74,911,549
Total U.S. Treasury Obligations
(Cost $124,865,763) 124,879,203
Total Short-Term Investments
(Cost $165,163,204) 165,176,644
Total Investments — 100.5%
(Cost $547,616,303) 634,675,561
Liabilities in excess of other assets — (0.5%) (3,428,377)
Net Assets — 100.0% $ 631,247,184
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $119,402,626.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 133,011,340
Aggregate gross unrealized depreciation (53,705,102)
Net unrealized appreciation $ 79,306,238
Federal income tax cost $ 552,195,212
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
97,014,300 4/15/2027
Bank of
America NA 5.46%
S&P Technology
Select Sector Index
f
6,993,998 (6,993,998) — —
62,064,124 3/6/2026
Barclays Bank
PLC 5.23%
S&P Technology
Select Sector Index
f
(694,509) 694,509 — —
82,907,231 1/26/2026 BNP Paribas 5.23%
S&P Technology
Select Sector Index
f
(4,455,714) 4,455,714 — —
103,724,752 4/15/2027 Citibank NA 5.38%
S&P Technology
Select Sector Index
f
14,672,679 (14,672,679) — —
146,592,563 1/26/2026
Goldman Sachs
International 5.08%
S&P Technology
Select Sector Index
f
(17,014,563) 17,014,563 — —
112,917,025 1/26/2026
J.P. Morgan
Securities, LLC 5.08%
S&P Technology
Select Sector Index
f
(15,534,970) 15,534,970 — —
56,672,503 3/8/2027
Societe
Generale 5.28%
S&P Technology
Select Sector Index
f
3,305,631 (3,271,633) (33,998) —
132,159,858 4/15/2027 UBS AG 5.13%
S&P Technology
Select Sector Index
f
9,553,337 (9,553,337) — —
794,052,356 (3,174,111)
Total Unrealized
Appreciation
34,525,645
Total Unrealized
Depreciation
(37,699,756)
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
UPW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 71 .9%
Electric Utilities — 46.5%
Alliant Energy Corp. 2,461 $ 153,148
American Electric Power Co.,
Inc. 5,114 529,248
Constellation Energy Corp. 3,000 918,450
Duke Energy Corp. 7,442 876,072
Edison International 3,713 206,628
Entergy Corp. 4,113 342,531
Evergy, Inc. 2,206 146,500
Eversource Energy 3,518 228,001
Exelon Corp. 9,640 422,425
FirstEnergy Corp. 4,919 206,303
NextEra Energy, Inc. 19,722 1,393,162
NRG Energy, Inc. 1,943 302,914
PG&E Corp. 21,037 355,104
Pinnacle West Capital Corp. 1,090 99,441
PPL Corp. 7,081 246,065
Southern Co. (The) 10,508 945,720
Xcel Energy, Inc. 5,508 386,111
7,757,823
Gas Utilities — 1.4%
Atmos Energy Corp. 1,522 235,423
Independent Power and Renewable Electricity Producers — 3.6%
AES Corp. (The) 6,819 68,804
Vistra Corp. 3,263 523,940
592,744
Multi-Utilities — 18.8%
Ameren Corp. 2,588 250,726
CenterPoint Energy, Inc. 6,250 232,750
CMS Energy Corp. 2,866 201,279
Consolidated Edison, Inc. 3,323 347,220
Dominion Energy, Inc. 8,056 456,534
DTE Energy Co. 1,988 271,660
NiSource, Inc. 4,507 178,207
Public Service Enterprise
Group, Inc. 4,778 387,161
Sempra 6,075 477,434
WEC Energy Group, Inc. 3,047 327,370
3,130,341
Water Utilities — 1.6%
American Water Works Co., Inc. 1,869 267,211
Total Common Stocks
(Cost $11,147,566)
11,983,542
Principal
Amount
Short-Term Investments — 17 .7%
Repurchase Agreements (a) — 8 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,353,546
(Cost $1,353,080) $ 1,353,080
1,353,080
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) — 9 .6%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) $ 500,000 $ 499,823
4.26%, 6/17/2025 (c) 1,000,000 998,233
4.25%, 6/24/2025 (c) 100,000 99,742
Total U.S. Treasury Obligations
(Cost $1,597,629) 1,597,798
Total Short-Term Investments
(Cost $2,950,709) 2,950,878
Total Investments — 89.6%
(Cost $14,098,275) 14,934,420
Other assets less liabilities — 10.4% 1,728,686
Net Assets — 100.0% $ 16,663,106
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,545,119.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,440,780
Aggregate gross unrealized depreciation (400,868)
Net unrealized appreciation $ 2,039,912
Federal income tax cost $ 14,162,916

See accompanying notes to the financial statements.
ULTRA UTILITIES :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
UPW
::
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,860,758 3/8/2027
Bank of
America NA 5.38%
S&P Utilities Select
Sector Index
f
287,453 (287,453) — —
6,695,412 3/8/2027
Goldman Sachs
International 5.08%
S&P Utilities Select
Sector Index
f
491,536 (491,536) — —
4,014,602 3/8/2027
Societe
Generale 5.28%
S&P Utilities Select
Sector Index
f
260,939 (260,939) — —
4,771,576 3/8/2027 UBS AG 5.03%
S&P Utilities Select
Sector Index
f
228,480 (228,480) — —
21,342,348 1,268,408
Total Unrealized
Appreciation
1,268,408
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
UDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 68 .4%
Aerospace & Defense — 2.1%
Boeing Co. (The)* 67,612 $ 14,017,320
Banks — 2.6%
JPMorgan Chase & Co. 67,614 17,850,096
Beverages — 0.7%
Coca-Cola Co. (The) 67,614 4,874,969
Biotechnology — 2.9%
Amgen, Inc. 67,615 19,485,291
Broadline Retail — 2.0%
Amazon.com, Inc.* 67,612 13,861,136
Capital Markets — 6.0%
Goldman Sachs Group, Inc.
(The) 67,616 40,600,027
Chemicals — 3.6%
Sherwin-Williams Co. (The) 67,616 24,261,297
Communications Equipment — 0.6%
Cisco Systems, Inc. 67,613 4,262,323
Consumer Finance — 2.9%
American Express Co. 67,616 19,882,485
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc. 67,611 6,674,558
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 67,615 2,972,355
Entertainment — 1.1%
Walt Disney Co. (The) 67,612 7,642,860
Financial Services — 3.6%
Visa, Inc., Class
a
A 67,616 24,692,687
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc. 67,616 20,413,947
Hotels, Restaurants & Leisure — 3.1%
McDonald's Corp. 67,616 21,221,282
Household Products — 1.7%
Procter & Gamble Co. (The) 67,613 11,486,773
Industrial Conglomerates — 3.7%
3M Co. 67,611 10,030,092
Honeywell International, Inc. 67,613 15,325,839
25,355,931
Insurance — 2.7%
Travelers Cos., Inc. (The) 67,613 18,640,904
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.6%
International Business
Machines Corp. 67,613 $ 17,515,824
Machinery — 3.5%
Caterpillar, Inc. 67,616 23,532,396
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. 67,613 9,242,697
Pharmaceuticals — 2.3%
Johnson & Johnson 67,614 10,494,369
Merck & Co., Inc. 67,612 5,195,306
15,689,675
Semiconductors & Semiconductor Equipment — 1.4%
NVIDIA Corp. 67,611 9,136,274
Software — 7.2%
Microsoft Corp. 67,616 31,127,702
Salesforce, Inc. 67,616 17,943,258
49,070,960
Specialty Retail — 3.7%
Home Depot, Inc. (The) 67,616 24,902,297
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. 67,613 13,580,071
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class
a
B 67,613 4,096,672
Total Common Stocks
(Cost $494,891,381)
464,963,107
Principal
Amount
Short-Term Investments — 42 .9%
Repurchase Agreements (b) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $77,722,234
(Cost $77,695,404) $ 77,695,404
77,695,404

See accompanying notes to the financial statements.
ULTRAPRO DOW30
~
SM
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 31 .5%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) $ 35,000,000 $ 34,987,616
4.25%, 6/10/2025 (c) 25,000,000 24,976,500
4.26%, 6/17/2025 (c) 3,900,000 3,893,110
4.23%, 6/20/2025 (c) 60,000,000 59,873,100
4.25%, 6/26/2025 (c) 50,000,000 49,859,208
4.25%, 7/1/2025 (c) 40,000,000 39,864,103
Total U.S. Treasury Obligations
(Cost $213,429,378) 213,453,637
Total Short-Term Investments
(Cost $291,124,782) 291,149,041
Total Investments — 111.3%
(Cost $786,016,163) 756,112,148
Liabilities in excess of other assets — (11.3%) (76,913,897)
Net Assets — 100.0% $ 679,198,251
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $207,728,227.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,458,204
Aggregate gross unrealized depreciation (153,409,923)
Net unrealized depreciation $ (114,951,719)
Federal income tax cost $ 791,502,916
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 439 6/20/2025 U.S. Dollar $ 92,835,330 $ 4,302,986
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
247,153,099 3/6/2026
Bank of
America NA 5.43%
Dow Jones Industrial
Average
SM
(19,197,035) 19,197,035 — —
264,737,449 11/6/2025
Barclays Bank
PLC 5.28%
Dow Jones Industrial
Average
SM
20,370,708 (20,370,708) — —
269,852,127 4/7/2026 BNP Paribas 5.23%
Dow Jones Industrial
Average
SM
(25,140,980) 25,140,980 — —
265,540,580 1/26/2026 Citibank NA 5.28%
Dow Jones Industrial
Average
SM
(18,354,710) 18,354,710 — —
245,715,917 3/6/2026
Societe
Generale 5.23%
Dow Jones Industrial
Average
SM
(15,121,985) 15,121,985 — —
186,791,439 4/7/2026 UBS AG 5.13%
Dow Jones Industrial
Average
SM
(26,419,935) 26,419,935 — —
1,479,790,611 (83,863,937)
Total Unrealized
Appreciation
20,370,708
Total Unrealized
Depreciation
(104,234,645)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
UMDD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 61 .0%
Aerospace & Defense — 1.2%
ATI, Inc.* 806 $ 64,190
BWX Technologies, Inc. 517 64,935
Curtiss-Wright Corp. 213 93,743
Hexcel Corp. 457 24,171
Woodward, Inc. 336 72,687
319,726
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 677 27,852
Automobile Components — 0.5%
Autoliv, Inc. 402 41,334
Gentex Corp. 1,288 27,782
Goodyear Tire & Rubber Co.
(The)* 1,615 18,427
Lear Corp. 303 27,397
Visteon Corp.* 156 13,170
128,110
Automobiles — 0.2%
Harley-Davidson, Inc. 648 15,688
Thor Industries, Inc. 301 24,438
40,126
Banks — 4.0%
Associated Banc-Corp. 927 21,478
Bank OZK 596 26,421
Cadence Bank 1,040 31,512
Columbia Banking System, Inc. 1,188 27,775
Comerica, Inc. 742 42,361
Commerce Bancshares, Inc. 689 43,414
Cullen/Frost Bankers, Inc. 365 46,348
East West Bancorp, Inc. 784 71,501
First Financial Bankshares, Inc. 727 25,634
First Horizon Corp. 2,964 58,924
Flagstar Financial, Inc. 1,715 19,757
FNB Corp. 2,038 28,267
Glacier Bancorp, Inc. 643 26,665
Hancock Whitney Corp. 485 26,515
Home BancShares, Inc. 1,048 29,648
International Bancshares Corp. 303 18,977
Old National Bancorp 1,806 37,673
Pinnacle Financial Partners, Inc. 432 45,913
Prosperity Bancshares, Inc. 539 37,541
SouthState Corp. 555 48,729
Synovus Financial Corp. 798 38,168
Texas Capital Bancshares, Inc.* 261 18,711
UMB Financial Corp. 385 39,701
United Bankshares, Inc. 808 29,201
Valley National Bancorp 2,688 23,601
Webster Financial Corp. 970 49,936
Western Alliance Bancorp 615 44,532
Wintrust Financial Corp. 375 44,779
Zions Bancorp NA 835 39,546
1,043,228
Investments
Shares Value
Common Stocks (a) (continued)
Beverages — 0.3%
Boston Beer Co., Inc. (The),
Class
a
A* 48 $ 11,033
Celsius Holdings, Inc.* 890 33,713
Coca-Cola Consolidated, Inc. 340 38,981
83,727
Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc.* 1,078 62,600
Cytokinetics, Inc.* 668 20,721
Exelixis, Inc.* 1,581 68,046
Halozyme Therapeutics, Inc.* 719 40,314
Neurocrine Biosciences, Inc.* 564 69,383
Roivant Sciences Ltd.* 2,384 26,200
Sarepta Therapeutics, Inc.* 541 20,342
United Therapeutics Corp.* 253 80,669
388,275
Broadline Retail — 0.2%
Macy's, Inc. 1,573 18,703
Ollie's Bargain Outlet Holdings,
Inc.* 348 38,785
57,488
Building Products — 1.5%
AAON, Inc. 382 36,783
Advanced Drainage Systems,
Inc. 400 43,984
Carlisle Cos., Inc. 252 95,805
Fortune Brands Innovations,
Inc. 703 35,431
Owens Corning 485 64,966
Simpson Manufacturing Co.,
Inc. 238 37,057
Trex Co., Inc.* 605 33,801
UFP Industries, Inc. 344 33,561
381,388
Capital Markets — 2.2%
Affiliated Managers Group, Inc. 167 29,392
Carlyle Group, Inc. (The) 1,195 54,014
Evercore, Inc., Class
a
A 199 46,067
Federated Hermes, Inc.,
Class
a
B 439 18,526
Hamilton Lane, Inc., Class
a
A 245 36,505
Houlihan Lokey, Inc., Class
a
A 305 53,277
Interactive Brokers Group, Inc.,
Class
a
A 615 128,953
Janus Henderson Group plc 719 26,121
Jefferies Financial Group, Inc. 921 44,761
Morningstar, Inc. 153 47,188
SEI Investments Co. 544 46,382
Stifel Financial Corp. 579 54,553
585,739
Chemicals — 0.9%
Ashland, Inc. 266 13,170
Avient Corp. 518 18,715
Axalta Coating Systems Ltd.* 1,235 38,038

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
UMDD
::
Investments
Shares Value
Common Stocks (a) (continued)
Cabot Corp. 308 $ 23,004
NewMarket Corp. 41 26,406
Olin Corp. 655 12,714
RPM International, Inc. 727 82,762
Scotts Miracle-Gro Co. (The) 245 14,592
Westlake Corp. 188 13,354
242,755
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 246 20,187
Clean Harbors, Inc.* 287 65,089
MSA Safety, Inc. 223 36,342
RB Global, Inc. 1,042 109,723
Tetra Tech, Inc. 1,513 52,864
284,205
Communications Equipment — 0.4%
Ciena Corp.* 803 64,288
Lumentum Holdings, Inc.*(b) 393 28,406
92,694
Construction & Engineering — 1.6%
AECOM 751 82,497
Comfort Systems USA, Inc. 199 95,168
EMCOR Group, Inc. 261 123,155
Fluor Corp.* 971 40,374
MasTec, Inc.* 348 54,264
Valmont Industries, Inc. 113 35,939
431,397
Construction Materials — 0.3%
Eagle Materials, Inc. 187 37,813
Knife River Corp.* 320 30,112
67,925
Consumer Finance — 0.5%
Ally Financial, Inc. 1,554 54,390
FirstCash Holdings, Inc. 220 28,140
SLM Corp. 1,190 38,520
121,050
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class
a
A 2,295 51,018
BJ's Wholesale Club Holdings,
Inc.* 747 84,568
Casey's General Stores, Inc. 210 91,930
Maplebear, Inc.* 915 41,788
Performance Food Group Co.* 883 79,081
Sprouts Farmers Market, Inc.* 566 97,839
US Foods Holding Corp.* 1,302 103,014
549,238
Containers & Packaging — 0.8%
AptarGroup, Inc. 375 59,400
Crown Holdings, Inc. 662 65,207
Graphic Packaging Holding Co. 1,698 37,730
Greif, Inc., Class
a
A 147 8,173
Silgan Holdings, Inc. 457 25,167
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 556 $ 25,320
220,997
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class
a
A* 214 111,196
Graham Holdings Co., Class
a
B 19 18,134
Grand Canyon Education, Inc.* 162 32,051
H&R Block, Inc. 756 43,054
Service Corp. International 817 63,726
268,161
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,238 77,697
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,254 45,433
Iridium Communications, Inc. 616 15,646
61,079
Electric Utilities — 0.6%
ALLETE, Inc. 325 21,138
IDACORP, Inc. 301 35,804
OGE Energy Corp. 1,136 50,518
Portland General Electric Co. 618 26,203
TXNM Energy, Inc. 511 28,969
162,632
Electrical Equipment — 0.9%
Acuity, Inc. 173 44,961
EnerSys 224 18,733
NEXTracker, Inc., Class
a
A* 813 46,089
nVent Electric plc 932 61,326
Regal Rexnord Corp. 375 50,040
Sensata Technologies Holding
plc 848 22,099
243,248
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.* 295 34,922
Avnet, Inc. 488 24,405
Belden, Inc. 229 24,320
Cognex Corp. 961 28,801
Coherent Corp.* 875 66,176
Crane NXT Co. 278 14,904
Fabrinet* 203 47,273
Flex Ltd.* 2,167 91,664
IPG Photonics Corp.* 149 9,873
Littelfuse, Inc. 140 28,708
Novanta, Inc.* 203 25,135
TD SYNNEX Corp. 425 51,570
Vontier Corp. 840 30,030
477,781
Energy Equipment & Services — 0.3%
ChampionX Corp. 1,079 25,972
NOV, Inc. 2,157 25,884
Valaris Ltd.* 370 13,919

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
UMDD
::
Investments
Shares Value
Common Stocks (a) (continued)
Weatherford International plc 412 $ 17,963
83,738
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 820 21,582
Financial Services — 1.2%
Equitable Holdings, Inc. 1,754 92,734
Essent Group Ltd. 594 34,452
Euronet Worldwide, Inc.* 235 25,446
MGIC Investment Corp. 1,406 37,189
Shift4 Payments, Inc., Class
a
A* 388 36,778
Voya Financial, Inc. 542 36,054
Western Union Co. (The) 1,914 17,762
WEX, Inc.* 197 26,187
306,602
Food Products — 0.6%
Darling Ingredients, Inc.* 901 28,075
Flowers Foods, Inc. 1,110 18,759
Ingredion, Inc. 366 50,918
Lancaster Colony Corp. 107 17,912
Pilgrim's Pride Corp. 229 11,258
Post Holdings, Inc.* 258 28,532
155,454
Gas Utilities — 0.7%
National Fuel Gas Co. 514 42,426
New Jersey Resources Corp. 567 26,020
ONE Gas, Inc. 320 23,923
Southwest Gas Holdings, Inc. 340 24,422
Spire, Inc. 329 24,767
UGI Corp. 1,215 43,813
185,371
Ground Transportation — 0.9%
Avis Budget Group, Inc.* 98 11,935
Knight-Swift Transportation
Holdings, Inc., Class
a
A 916 40,597
Landstar System, Inc. 199 27,307
Ryder System, Inc. 238 35,017
Saia, Inc.* 151 39,926
XPO, Inc.* 662 75,356
230,138
Health Care Equipment & Supplies — 0.9%
DENTSPLY SIRONA, Inc. 1,126 17,993
Envista Holdings Corp.* 976 17,832
Globus Medical, Inc., Class
a
A* 644 38,112
Haemonetics Corp.* 284 19,230
Lantheus Holdings, Inc.* 394 29,771
LivaNova plc* 308 13,321
Masimo Corp.* 252 40,950
Penumbra, Inc.* 218 58,199
235,408
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.* 525 11,886
Investments
Shares Value
Common Stocks (a) (continued)
Amedisys, Inc.* 184 $ 17,309
Chemed Corp. 86 49,436
Encompass Health Corp. 569 68,792
Ensign Group, Inc. (The) 321 47,271
HealthEquity, Inc.* 489 49,198
Hims & Hers Health, Inc.* 1,081 61,142
Option Care Health, Inc.* 962 31,438
Tenet Healthcare Corp.* 538 90,798
427,270
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,006 29,087
Omega Healthcare Investors,
Inc., REIT 1,593 58,941
Sabra Health Care REIT, Inc. 1,340 23,423
111,451
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 754 39,276
Hotel & Resort REITs — 0.0%(c)
Park Hotels & Resorts, Inc.,
REIT 1,171 12,132
Hotels, Restaurants & Leisure — 2.2%
Aramark 1,498 60,669
Boyd Gaming Corp. 375 28,114
Cava Group, Inc.* 457 37,140
Choice Hotels International, Inc. 126 15,962
Churchill Downs, Inc. 416 39,715
Hilton Grand Vacations, Inc.* 351 13,398
Hyatt Hotels Corp., Class
a
A 243 32,083
Light & Wonder, Inc.* 500 45,060
Marriott Vacations Worldwide
Corp. 180 11,855
Planet Fitness, Inc., Class
a
A* 475 48,844
Texas Roadhouse, Inc., Class
a
A 379 73,985
Travel + Leisure Co. 387 18,797
Vail Resorts, Inc. 212 33,956
Wendy's Co. (The) 972 11,081
Wingstop, Inc. 165 56,380
Wyndham Hotels & Resorts,
Inc. 439 36,340
563,379
Household Durables — 1.0%
KB Home 394 20,323
Somnigroup International, Inc. 1,157 75,274
Taylor Morrison Home Corp.,
Class
a
A* 586 32,980
Toll Brothers, Inc. 565 58,901
TopBuild Corp.* 167 47,243
Whirlpool Corp. 312 24,364
259,085
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 324 24,083

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
UMDD
::
Investments
Shares Value
Common Stocks (a) (continued)
Industrial REITs — 0.6%
EastGroup Properties, Inc.,
REIT 294 $ 49,848
First Industrial Realty Trust, Inc.,
REIT 749 37,023
Rexford Industrial Realty, Inc.,
REIT 1,285 45,283
STAG Industrial, Inc., REIT 1,054 37,501
169,655
Insurance — 2.9%
American Financial Group, Inc. 407 50,460
Brighthouse Financial, Inc.* 331 19,797
CNO Financial Group, Inc. 575 21,827
Fidelity National Financial, Inc. 1,471 80,567
First American Financial Corp. 583 32,537
Hanover Insurance Group, Inc.
(The) 204 35,900
Kemper Corp. 339 21,604
Kinsale Capital Group, Inc. 124 58,527
Old Republic International
Corp. 1,319 49,858
Primerica, Inc. 188 50,873
Reinsurance Group of America,
Inc. 374 76,030
RenaissanceRe Holdings Ltd. 280 69,838
RLI Corp. 471 36,206
Ryan Specialty Holdings, Inc.,
Class
a
A 601 43,013
Selective Insurance Group, Inc. 344 30,279
Unum Group 931 76,072
753,388
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 1,538 14,688
IT Services — 0.6%
ASGN, Inc.* 251 13,255
Kyndryl Holdings, Inc.* 1,317 51,416
Okta, Inc., Class
a
A* 921 95,020
159,691
Leisure Products — 0.3%
Brunswick Corp. 376 19,033
Mattel, Inc.* 1,906 36,100
Polaris, Inc. 296 11,609
YETI Holdings, Inc.* 480 14,669
81,411
Life Sciences Tools & Services — 1.0%
Avantor, Inc.* 3,852 49,729
Bio-Rad Laboratories, Inc.,
Class
a
A* 107 24,282
Bruker Corp. 626 22,974
Illumina, Inc.* 896 73,687
Medpace Holdings, Inc.* 141 41,581
Repligen Corp.* 295 34,831
Investments
Shares Value
Common Stocks (a) (continued)
Sotera Health Co.* 868 $ 10,624
257,708
Machinery — 3.2%
AGCO Corp. 351 34,391
Chart Industries, Inc.* 238 37,333
CNH Industrial NV 4,947 61,887
Crane Co. 274 46,964
Donaldson Co., Inc. 675 46,946
Esab Corp. 321 39,480
Flowserve Corp. 743 37,083
Graco, Inc. 955 80,850
ITT, Inc. 458 68,947
Lincoln Electric Holdings, Inc. 318 61,562
Middleby Corp. (The)* 304 44,423
Mueller Industries, Inc. 644 50,148
Oshkosh Corp. 368 36,502
RBC Bearings, Inc.* 177 64,759
Terex Corp. 377 16,969
Timken Co. (The) 361 24,725
Toro Co. (The) 569 43,119
Watts Water Technologies, Inc.,
Class
a
A 154 37,286
833,374
Marine Transportation — 0.1%
Kirby Corp.* 324 35,847
Media — 0.4%
EchoStar Corp., Class
a
A* 686 12,163
New York Times Co. (The),
Class
a
A 923 52,722
Nexstar Media Group, Inc.,
Class
a
A 165 28,119
93,004
Metals & Mining — 1.4%
Alcoa Corp. 1,462 39,137
Carpenter Technology Corp. 282 66,270
Cleveland-Cliffs, Inc.* 2,740 15,974
Commercial Metals Co. 644 30,004
Reliance, Inc. 306 89,603
Royal Gold, Inc. 373 66,439
United States Steel Corp. 1,273 68,513
375,940
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 3,273 62,023
Starwood Property Trust, Inc. 1,812 35,787
97,810
Multi-Utilities — 0.2%
Black Hills Corp. 403 23,563
Northwestern Energy Group,
Inc. 348 19,255
42,818

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
UMDD
::
Investments
Shares Value
Common Stocks (a) (continued)
Office REITs — 0.4%
COPT Defense Properties, REIT 636 $ 17,458
Cousins Properties, Inc., REIT 948 26,610
Kilroy Realty Corp., REIT 600 19,320
Vornado Realty Trust, REIT 938 35,335
98,723
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp. 1,895 35,588
Antero Resources Corp.* 1,653 61,905
Chord Energy Corp. 346 31,140
Civitas Resources, Inc. 503 13,767
CNX Resources Corp.* 842 27,180
DT Midstream, Inc. 572 59,911
HF Sinclair Corp. 907 32,770
Matador Resources Co. 656 28,214
Murphy Oil Corp. 775 16,221
Ovintiv, Inc. 1,473 52,763
PBF Energy, Inc., Class
a
A 557 10,611
Permian Resources Corp.,
Class
a
A 3,621 45,661
Range Resources Corp. 1,365 51,925
Viper Energy, Inc., Class
a
A 741 29,410
497,066
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 354 31,885
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 697 35,498
American Airlines Group, Inc.* 3,720 42,445
77,943
Personal Care Products — 0.4%
BellRing Brands, Inc.* 727 45,764
Coty, Inc., Class
a
A* 2,074 10,225
elf Beauty, Inc.* 318 35,772
91,761
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc* 340 36,744
Perrigo Co. plc 772 20,666
57,410
Professional Services — 1.5%
CACI International, Inc.,
Class
a
A* 126 53,928
Concentrix Corp. 262 14,663
ExlService Holdings, Inc.* 911 41,897
Exponent, Inc. 288 21,986
FTI Consulting, Inc.* 199 32,668
Genpact Ltd. 909 39,132
Insperity, Inc. 199 12,879
KBR, Inc. 753 39,299
ManpowerGroup, Inc. 265 11,117
Maximus, Inc. 318 23,058
Parsons Corp.* 264 17,118
Paylocity Holding Corp.* 246 46,961
Investments
Shares Value
Common Stocks (a) (continued)
Science Applications
International Corp. 276 $ 31,889
386,595
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 268 59,684
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 1,793 67,865
Equity LifeStyle Properties, Inc.,
REIT 1,080 68,656
Independence Realty Trust,
Inc., REIT 1,304 24,241
160,762
Retail REITs — 0.6%
Agree Realty Corp., REIT 605 45,557
Brixmor Property Group, Inc.,
REIT 1,730 43,959
Kite Realty Group Trust, REIT 1,244 27,517
NNN REIT, Inc. 1,061 44,307
161,340
Semiconductors & Semiconductor Equipment — 1.4%
Allegro MicroSystems, Inc.* 740 18,759
Amkor Technology, Inc. 643 11,587
Cirrus Logic, Inc.* 301 29,606
Entegris, Inc. 854 58,704
Lattice Semiconductor Corp.* 782 35,143
MACOM Technology Solutions
Holdings, Inc.* 336 40,861
MKS, Inc. 382 31,397
Onto Innovation, Inc.* 281 25,835
Power Integrations, Inc. 321 15,963
Rambus, Inc.* 603 32,242
Silicon Laboratories, Inc.* 182 21,936
Synaptics, Inc.* 223 13,104
Universal Display Corp. 251 35,981
371,118
Software — 2.2%
Appfolio, Inc., Class
a
A* 132 27,874
BILL Holdings, Inc.* 531 23,194
Blackbaud, Inc.* 215 13,380
Commvault Systems, Inc.* 249 45,604
Docusign, Inc., Class
a
A* 1,142 101,193
Dolby Laboratories, Inc.,
Class
a
A 346 25,694
Dropbox, Inc., Class
a
A* 1,225 35,354
Dynatrace, Inc.* 1,693 91,439
Guidewire Software, Inc.* 471 101,274
Manhattan Associates, Inc.* 346 65,318
Pegasystems, Inc. 251 24,636
Qualys, Inc.* 206 28,541
583,501
Specialized REITs — 1.0%
CubeSmart, REIT 1,279 54,690
EPR Properties, REIT 430 23,947

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
UMDD
::
Investments
Shares Value
Common Stocks (a) (continued)
Gaming and Leisure Properties,
Inc., REIT 1,552 $ 72,478
Lamar Advertising Co., Class
a
A,
REIT 498 60,029
National Storage Affiliates Trust,
REIT 397 13,657
PotlatchDeltic Corp., REIT 404 15,893
Rayonier, Inc., REIT 795 18,842
259,536
Specialty Retail — 2.3%
Abercrombie & Fitch Co.,
Class
a
A* 284 22,291
AutoNation, Inc.* 146 26,842
Bath & Body Works, Inc. 1,225 34,447
Burlington Stores, Inc.* 355 81,036
Chewy, Inc., Class
a
A* 937 42,399
Dick's Sporting Goods, Inc. 325 58,286
Five Below, Inc.* 311 36,253
Floor & Decor Holdings, Inc.,
Class
a
A* 605 43,372
GameStop Corp., Class
a
A* 2,300 68,540
Gap, Inc. (The) 1,261 28,133
Lithia Motors, Inc., Class
a
A 151 47,853
Murphy USA, Inc. 104 44,386
Penske Automotive Group, Inc. 105 17,239
RH* 86 15,576
Valvoline, Inc.* 718 24,836
591,489
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 1,753 93,943
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 669 12,122
Columbia Sportswear Co. 180 11,480
Crocs, Inc.* 317 32,334
PVH Corp. 315 26,388
Skechers USA, Inc., Class
a
A* 744 46,158
Under Armour, Inc., Class
a
A* 1,071 7,186
Under Armour, Inc., Class
a
C* 729 4,593
VF Corp. 1,875 23,363
163,624
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies,
Inc. 218 49,381
Core & Main, Inc., Class
a
A* 1,075 58,921
GATX Corp. 199 31,689
MSC Industrial Direct Co., Inc.,
Class
a
A 253 20,544
Watsco, Inc. 197 87,383
WESCO International, Inc. 252 42,308
290,226
Investments
Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.2%
Essential Utilities, Inc. 1,428 $ 55,021
Total Common Stocks
(Cost $15,155,909)
15,958,448
Principal
Amount
Short-Term Investments — 33 .2%
Repurchase Agreements (d) — 16 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,415,938
(Cost $4,414,413) $ 4,414,413
4,414,413
U.S. Treasury Obligations (a) — 16 .3%
U.S. Treasury Bills
4.24%, 6/12/2025 (e) 1,000,000 998,821
4.23%, 6/20/2025 (e) 800,000 798,308
4.25%, 7/1/2025 (e) 2,500,000 2,491,506
Total U.S. Treasury Obligations
(Cost $4,288,141) 4,288,635
Total Short-Term Investments
(Cost $8,702,554) 8,703,048
Total Investments — 94.2%
(Cost $23,858,463) 24,661,496
Other assets less liabilities — 5.8% 1,531,206
Net Assets — 100.0% $ 26,192,702
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,034,630.
(b) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$6,288, collateralized in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.63%, and
maturity dates ranging from June 26, 2025 – February 15, 2052.
The total value of collateral is $6,698.
(c) Represents less than 0.05% of net assets.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) The rate shown was the current yield as of May 31, 2025.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,408,879
Aggregate gross unrealized depreciation (6,330,735)
Net unrealized depreciation $ (2,921,856)
Federal income tax cost $ 24,249,349

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 12 6/20/2025 U.S. Dollar $ 3,604,920 $ 66,138
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,336,753 4/6/2027
Bank of
America NA 5.38% S&P MidCap 400
®
1,041,232 (1,041,232) — —
9,922,562 4/7/2026 BNP Paribas 5.13% S&P MidCap 400
®
(1,822,477) 100,177 1,722,300 —
9,052,162 3/8/2027 Citibank NA 5.03% S&P MidCap 400
®
(536,804) 327,115 209,689 —
11,145,672 11/6/2026
Goldman Sachs
International 4.98% S&P MidCap 400
®
(1,491,516) — 1,491,516 —
9,562,397 3/6/2026
Societe
Generale 5.10% S&P MidCap 400
®
(402,477) — 402,477 —
8,995,136 1/26/2026 UBS AG 5.13% S&P MidCap 400
®
(188,099) 188,099 — —
59,014,682 (3,400,141)
Total Unrealized
Appreciation
1,041,232
Total Unrealized
Depreciation
(4,441,373)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
TQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 62 .1%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 72,220 $ 54,190,999
Automobiles — 2.0%
Tesla, Inc.* 1,392,197 482,340,573
Beverages — 1.3%
Coca-Cola Europacific Partners
plc 434,362 39,870,088
Keurig Dr Pepper, Inc. 1,278,609 43,050,765
Monster Beverage Corp.* 917,141 58,651,167
PepsiCo, Inc. 1,292,561 169,907,143
311,479,163
Biotechnology — 1.8%
Amgen, Inc. 506,222 145,883,056
Biogen, Inc.* 138,019 17,913,486
Gilead Sciences, Inc. 1,173,691 129,199,905
Regeneron Pharmaceuticals,
Inc. 101,277 49,654,088
Vertex Pharmaceuticals, Inc.* 241,960 106,958,418
449,608,953
Broadline Retail — 4.1%
Amazon.com, Inc.* 4,059,384 832,214,314
MercadoLibre, Inc.* 47,804 122,535,515
PDD Holdings, Inc., ADR* 629,397 60,743,104
1,015,492,933
Chemicals — 0.8%
Linde plc 445,609 208,357,856
Commercial Services & Supplies — 0.5%
Cintas Corp. 380,353 86,149,955
Copart, Inc.* 910,365 46,865,590
133,015,545
Communications Equipment — 1.0%
Cisco Systems, Inc. 3,749,134 236,345,407
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 418,353 435,162,424
Electric Utilities — 0.9%
American Electric Power Co.,
Inc. 502,484 52,002,069
Constellation Energy Corp. 294,851 90,268,634
Exelon Corp. 947,360 41,513,315
Xcel Energy, Inc. 541,459 37,956,276
221,740,294
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 124,926 22,531,653
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 933,058 34,569,799
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.4%
Electronic Arts, Inc. 245,532 $ 35,302,591
Netflix, Inc.* 403,075 486,604,232
Take-Two Interactive Software,
Inc.* 166,322 37,635,342
Warner Bros Discovery, Inc.* 2,313,336 23,063,960
582,606,125
Financial Services — 0.3%
PayPal Holdings, Inc.* 932,248 65,518,389
Food Products — 0.5%
Kraft Heinz Co. (The) 1,126,225 30,103,994
Mondelez International, Inc.,
Class
a
A 1,219,005 82,270,648
112,374,642
Ground Transportation — 0.4%
CSX Corp. 1,785,486 56,403,503
Old Dominion Freight Line, Inc. 200,326 32,086,215
88,489,718
Health Care Equipment & Supplies — 1.2%
Dexcom, Inc.* 368,308 31,600,826
GE HealthCare Technologies,
Inc. 430,967 30,400,412
IDEXX Laboratories, Inc.* 76,661 39,354,691
Intuitive Surgical, Inc.* 336,105 185,644,236
287,000,165
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 407,877 52,616,133
Booking Holdings, Inc. 30,968 170,910,224
DoorDash, Inc., Class
a
A* 371,819 77,580,034
Marriott International, Inc.,
Class
a
A 259,808 68,545,145
Starbucks Corp. 1,070,496 89,868,139
459,519,675
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 612,437 138,821,095
Interactive Media & Services — 5.3%
Alphabet, Inc., Class
a
A 2,234,371 383,730,876
Alphabet, Inc., Class
a
C 2,105,624 363,957,108
Meta Platforms, Inc., Class
a
A 838,828 543,132,742
1,290,820,726
IT Services — 0.6%
Cognizant Technology Solutions
Corp., Class
a
A 466,175 37,755,513
Shopify, Inc., Class
a
A* 1,145,476 122,817,937
160,573,450
Machinery — 0.2%
PACCAR, Inc. 494,593 46,417,553

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
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129
TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 133,852 $ 53,041,532
Comcast Corp., Class
a
A 3,554,363 122,874,329
Trade Desk, Inc. (The), Class
a
A* 426,361 32,070,874
207,986,735
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 272,764 36,700,396
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 548,749 39,965,390
Professional Services — 0.9%
Automatic Data Processing, Inc. 383,431 124,818,294
Paychex, Inc. 339,262 53,572,862
Verisk Analytics, Inc., Class
a
A 132,199 41,528,994
219,920,150
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 386,437 28,426,306
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc.* 1,527,219 169,108,960
Analog Devices, Inc. 467,358 100,005,265
Applied Materials, Inc. 765,575 120,003,881
ARM Holdings plc, ADR* 123,368 15,364,251
ASML Holding NV (Registered),
ADR 85,124 62,716,809
Broadcom, Inc. 2,969,528 718,833,643
GLOBALFOUNDRIES, Inc.* 520,863 18,646,895
Intel Corp. 4,080,505 79,773,873
KLA Corp. 125,315 94,848,417
Lam Research Corp. 1,209,725 97,733,683
Marvell Technology, Inc. 815,516 49,085,908
Microchip Technology, Inc. 506,829 29,416,355
Micron Technology, Inc. 1,050,070 99,189,612
NVIDIA Corp. 9,346,459 1,262,987,005
NXP Semiconductors NV 239,037 45,687,142
ON Semiconductor Corp.* 397,182 16,689,588
QUALCOMM, Inc. 1,042,249 151,334,555
Texas Instruments, Inc. 857,931 156,872,683
3,288,298,525
Software — 11.9%
Adobe, Inc.* 409,875 170,135,014
ANSYS, Inc.* 82,652 27,342,935
AppLovin Corp., Class
a
A* 291,526 114,569,718
Atlassian Corp., Class
a
A* 154,593 32,098,145
Autodesk, Inc.* 202,541 59,976,441
Cadence Design Systems, Inc.* 258,238 74,132,383
Crowdstrike Holdings, Inc.,
Class
a
A* 220,336 103,859,780
Datadog, Inc., Class
a
A* 299,000 35,246,120
Fortinet, Inc.* 724,710 73,760,984
Intuit, Inc. 263,419 198,478,314
Microsoft Corp. 2,847,618 1,310,929,422
MicroStrategy, Inc., Class
a
A* 223,940 82,647,296
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 2,119,458 $ 279,302,175
Palo Alto Networks, Inc.* 624,009 120,071,812
Roper Technologies, Inc. 101,157 57,686,802
Synopsys, Inc.* 145,748 67,624,157
Workday, Inc., Class
a
A* 201,714 49,966,575
Zscaler, Inc.* 144,580 39,860,706
2,897,688,779
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 53,931 73,750,642
Ross Stores, Inc. 310,897 43,553,561
117,304,203
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc. 5,754,262 1,155,743,523
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 109,531 34,685,182
Trading Companies & Distributors — 0.2%
Fastenal Co. 1,080,740 44,677,792
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. 1,076,065 260,622,943
Total Common Stocks
(Cost $15,646,547,900)
15,168,997,061
Principal
Amount
Short-Term Investments — 31 .8%
Repurchase Agreements (b) — 4 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $972,229,564
(Cost $971,893,938) $ 971,893,938
971,893,938

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 27 .8%
U.S. Treasury Bills
4.22%, 6/3/2025 (c) $ 300,000,000 $ 299,964,816
4.23%, 6/5/2025 (c) 800,000,000 799,716,936
4.22%, 6/10/2025 (c) 175,000,000 174,835,500
4.24%, 6/12/2025 (c) 1,400,000,000 1,398,348,910
4.23%, 6/17/2025 (c) 691,500,000 690,278,348
4.24%, 6/20/2025 (c) 890,000,000 888,117,650
4.25%, 6/24/2025 (c) 550,000,000 548,578,250
4.25%, 6/26/2025 (c) 500,000,000 498,592,085
4.25%, 7/1/2025 (c) 800,000,000 797,282,056
4.25%, 7/3/2025 (c) 100,000 99,637
4.25%, 7/8/2025 (c) 100,000 99,579
4.24%, 7/10/2025 (c) 700,100,000 696,981,447
4.25%, 7/15/2025 (c) 100,000 99,496
Total U.S. Treasury Obligations
(Cost $6,792,235,851) 6,792,994,710
Total Short-Term Investments
(Cost $7,764,129,789) 7,764,888,648
Total Investments — 93.9%
(Cost $23,410,677,689) 22,933,885,709
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
Other assets less liabilities — 6.1% 1,477,247,442
Net Assets — 100.0% $ 24,411,133,151
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,667,662,075.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,346,619,981
Aggregate gross unrealized depreciation (2,436,604,621)
Net unrealized appreciation $ 910,015,360
Federal income tax cost $ 23,696,726,736
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 4,316 6/20/2025 U.S. Dollar $ 1,845,241,060 $ 252,472,373

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
TQQQ
::
Swap Agreements
a
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,885,486,136 3/6/2026
Bank of
America NA 5.48% Nasdaq-100 Index
®
(211,799,133) 211,799,133 — —
6,874,082,266 4/7/2026
Barclays Bank
PLC 5.28% Nasdaq-100 Index
®
(333,031,341) 333,031,341 — —
8,793,533,588 11/6/2025 BNP Paribas 5.38% Nasdaq-100 Index
®
543,660,899 (543,660,899) — —
5,441,504,289 1/26/2026 Citibank NA 5.48% Nasdaq-100 Index
®
(496,049,369) 496,049,369 — —
7,541,351,000 3/8/2027
Goldman Sachs
International 5.23% Nasdaq-100 Index
®
729,132,530 (729,132,530) — —
4,589,123,808 1/26/2026
J.P. Morgan
Securities, LLC 5.18% Nasdaq-100 Index
®
430,832,718 (430,832,718) — —
2,693,809,145 11/6/2026
Morgan
Stanley & Co.
International plc 5.28% Nasdaq-100 Index
®
53,496,272 (53,496,272) — —
4,918,991,490 4/6/2027
Nomura Global
Financial
Products Inc. 5.53% Nasdaq-100 Index
®
581,350,301 (581,350,301) — —
5,027,574,447 12/11/2025
Societe
Generale 5.28% Nasdaq-100 Index
®
402,150,733 (401,738,734) (411,999) —
5,454,714,362 3/6/2026 UBS AG 5.25% Nasdaq-100 Index
®
(279,359,596) 279,359,596 — —
56,220,170,531 1,420,384,014
Total Unrealized
Appreciation
2,740,623,453
Total Unrealized
Depreciation
(1,320,239,439)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
URTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 60 .6%
Aerospace & Defense — 1.1%
AAR Corp.* 2,553 $ 156,780
AeroVironment, Inc.* 2,052 365,318
AerSale Corp.* 2,454 14,454
Archer Aviation, Inc., Class
a
A* 23,609 238,215
Astronics Corp.* 2,145 66,967
Byrna Technologies, Inc.* 1,249 33,298
Cadre Holdings, Inc. 1,902 62,329
Ducommun, Inc.* 993 69,887
Eve Holding, Inc.*(a) 3,833 20,698
Intuitive Machines, Inc.* 3,058 34,892
Kratos Defense & Security
Solutions, Inc.* 10,818 399,076
Leonardo DRS, Inc. 5,383 227,701
Mercury Systems, Inc.* 3,802 187,248
Moog, Inc., Class
a
A 2,049 379,700
National Presto Industries, Inc. 380 32,547
Park Aerospace Corp. 1,337 18,250
Redwire Corp.*(a) 1,663 23,797
Rocket Lab Corp.* 25,809 691,423
Triumph Group, Inc.* 5,364 138,338
V2X, Inc.* 1,216 55,060
Virgin Galactic Holdings, Inc.* 1,966 6,311
VirTra, Inc.* 808 4,719
3,227,008
Air Freight & Logistics — 0.1%
Forward Air Corp.* 1,833 30,758
Hub Group, Inc., Class
a
A 4,377 147,549
Radiant Logistics, Inc.* 2,598 15,432
193,739
Automobile Components — 0.7%
Adient plc* 6,117 95,364
American Axle & Manufacturing
Holdings, Inc.* 8,406 36,902
Cooper-Standard Holdings,
Inc.* 1,233 28,408
Dana, Inc. 9,546 158,750
Dorman Products, Inc.* 1,890 244,396
Fox Factory Holding Corp.* 3,093 79,336
Gentherm, Inc.* 2,250 61,571
Goodyear Tire & Rubber Co.
(The)* 20,832 237,693
Holley, Inc.* 3,404 6,604
LCI Industries 1,815 158,159
Luminar Technologies, Inc.,
Class
a
A*(a) 1,886 6,771
Modine Manufacturing Co.* 3,773 342,588
Patrick Industries, Inc. 2,370 203,488
Phinia, Inc. 3,057 132,674
Solid Power, Inc.*(a) 11,312 17,647
Standard Motor Products, Inc. 1,528 46,298
Stoneridge, Inc.* 1,994 10,010
Visteon Corp.* 1,994 168,344
XPEL, Inc.*(b) 1,847 66,437
2,101,440
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Livewire Group, Inc.* 1,329 $ 5,981
Winnebago Industries, Inc. 2,029 68,844
74,825
Banks — 6.4%
1st Source Corp. 1,341 81,211
ACNB Corp. 606 25,191
Amalgamated Financial Corp. 1,308 39,528
Amerant Bancorp, Inc., Class
a
A 2,708 47,471
Ameris Bancorp 4,813 295,855
Ames National Corp. 642 11,171
Arrow Financial Corp. 1,200 30,900
Associated Banc-Corp. 11,979 277,553
Atlantic Union Bankshares
Corp. 9,428 283,029
Axos Financial, Inc.* 3,993 277,673
Banc of California, Inc. 10,161 139,409
BancFirst Corp. 1,456 180,115
Bancorp, Inc. (The)* 3,340 170,674
Bank First Corp. 708 82,340
Bank of Hawaii Corp. 2,859 190,152
Bank of Marin Bancorp 1,158 24,677
Bank of NT Butterfield & Son
Ltd. (The) 3,244 136,767
Bank7 Corp. 292 11,277
BankUnited, Inc. 5,456 185,395
Bankwell Financial Group, Inc. 473 16,418
Banner Corp. 2,508 154,618
Bar Harbor Bankshares 1,093 31,784
BayCom Corp. 766 20,215
BCB Bancorp, Inc. 1,092 8,845
Berkshire Hills Bancorp, Inc. 3,138 77,697
Blue Foundry Bancorp* 1,441 13,055
Bridgewater Bancshares, Inc.* 1,453 21,272
Brookline Bancorp, Inc. 6,450 66,629
Burke & Herbert Financial
Services Corp. 990 56,351
Business First Bancshares, Inc. 1,761 41,894
Byline Bancorp, Inc. 2,279 58,958
Cadence Bank 13,315 403,445
California BanCorp* 1,798 26,862
Camden National Corp. 1,222 48,074
Capital Bancorp, Inc. 674 21,770
Capital City Bank Group, Inc. 1,007 38,004
Capitol Federal Financial, Inc. 9,071 51,795
Carter Bankshares, Inc.* 1,666 27,406
Cathay General Bancorp 4,961 212,604
Central Pacific Financial Corp. 1,952 52,118
Chemung Financial Corp. 241 11,296
ChoiceOne Financial Services,
Inc. 611 18,073
Citizens & Northern Corp. 1,087 20,164
Citizens Financial Services, Inc. 331 20,241
City Holding Co. 1,060 124,963
Civista Bancshares, Inc. 1,120 25,256
CNB Financial Corp. 1,508 32,678
Coastal Financial Corp.* 915 80,419
Colony Bankcorp, Inc. 1,211 18,516

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
URTY
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 1,997 $ 28,577
Community Financial System,
Inc. 3,826 215,174
Community Trust Bancorp, Inc. 1,122 57,278
Community West Bancshares 1,237 22,019
ConnectOne Bancorp, Inc. 3,505 80,510
Customers Bancorp, Inc.* 2,167 110,430
CVB Financial Corp. 9,687 181,631
Dime Community Bancshares,
Inc. 2,905 74,542
Eagle Bancorp, Inc. 2,160 38,016
Eastern Bankshares, Inc. 14,109 211,635
Enterprise Bancorp, Inc. 724 27,910
Enterprise Financial Services
Corp. 2,668 141,244
Equity Bancshares, Inc.,
Class
a
A 1,193 46,455
Esquire Financial Holdings, Inc. 513 46,550
ESSA Bancorp, Inc. 613 11,273
Farmers & Merchants Bancorp,
Inc. 933 22,215
Farmers National Banc Corp. 2,662 35,218
FB Financial Corp. 2,598 113,403
Fidelity D&D Bancorp, Inc. 349 14,232
Financial Institutions, Inc. 1,402 36,200
First Bancorp 11,836 236,483
First Bancorp 2,927 121,090
First Bancorp, Inc. (The) 785 18,989
First Bank 1,540 22,376
First Busey Corp. 6,113 135,220
First Business Financial
Services, Inc. 577 28,140
First Commonwealth Financial
Corp. 7,392 115,463
First Community Bankshares,
Inc. 1,238 46,549
First Financial Bancorp 6,905 166,825
First Financial Bankshares, Inc. 9,514 335,464
First Financial Corp. 838 43,442
First Foundation, Inc.* 4,652 24,004
First Internet Bancorp 593 14,380
First Interstate BancSystem,
Inc., Class
a
A 5,799 157,443
First Merchants Corp. 4,263 160,715
First Mid Bancshares, Inc. 1,671 58,953
First Western Financial, Inc.* 593 12,358
Five Star Bancorp 1,220 34,111
Flagstar Financial, Inc. 18,543 213,615
Flushing Financial Corp. 2,331 28,042
FS Bancorp, Inc. 488 18,744
Fulton Financial Corp. 13,274 228,977
FVCBankcorp, Inc.* 1,219 14,214
German American Bancorp, Inc. 2,081 79,525
Glacier Bancorp, Inc. 8,330 345,445
Great Southern Bancorp, Inc. 628 35,130
Greene County Bancorp, Inc. 509 11,040
Guaranty Bancshares, Inc. 578 23,895
Hancock Whitney Corp. 6,344 346,827
Hanmi Financial Corp. 2,197 50,355
HarborOne Bancorp, Inc. 2,758 31,386
HBT Financial, Inc. 938 21,949
Investments
Shares Value
Common Stocks (continued)
Heritage Commerce Corp. 4,357 $ 40,346
Heritage Financial Corp. 2,470 57,749
Hilltop Holdings, Inc. 3,405 101,537
Hingham Institution For Savings
(The) 116 28,120
Home Bancorp, Inc. 512 25,805
Home BancShares, Inc. 13,623 385,395
HomeStreet, Inc.* 1,337 17,421
HomeTrust Bancshares, Inc. 1,076 38,833
Hope Bancorp, Inc. 8,906 89,416
Horizon Bancorp, Inc. 3,169 47,028
Independent Bank Corp. 1,457 45,939
Independent Bank Corp. 3,103 190,835
International Bancshares Corp. 3,953 247,576
Investar Holding Corp. 679 12,908
John Marshall Bancorp, Inc. 915 15,958
Kearny Financial Corp. 4,002 24,132
Lakeland Financial Corp. 1,821 109,023
LCNB Corp. 938 13,610
LINKBANCORP, Inc. 1,619 11,090
Live Oak Bancshares, Inc. 2,533 69,531
Mercantile Bank Corp. 1,155 51,005
Metrocity Bankshares, Inc. 1,349 37,691
Metropolitan Bank Holding
Corp.* 772 49,925
Mid Penn Bancorp, Inc. 1,510 40,242
Middlefield Banc Corp. 530 15,556
Midland States Bancorp, Inc. 1,507 25,438
MidWestOne Financial Group,
Inc. 1,405 40,394
MVB Financial Corp. 840 16,430
National Bank Holdings Corp.,
Class
a
A 2,698 97,533
National Bankshares, Inc. 419 10,735
NB Bancorp, Inc.* 2,847 47,972
NBT Bancorp, Inc. 3,687 154,301
Nicolet Bankshares, Inc. 1,002 122,885
Northeast Bank 510 42,753
Northeast Community Bancorp,
Inc. 901 20,381
Northfield Bancorp, Inc. 2,786 32,541
Northrim Bancorp, Inc. 391 35,816
Northwest Bancshares, Inc. 9,313 114,364
Norwood Financial Corp. 611 15,886
Oak Valley Bancorp 498 12,694
OceanFirst Financial Corp. 4,207 70,720
OFG Bancorp 3,284 135,104
Old National Bancorp 23,008 479,947
Old Second Bancorp, Inc. 3,186 52,696
Orange County Bancorp, Inc. 745 19,050
Origin Bancorp, Inc. 2,145 73,123
Orrstown Financial Services,
Inc. 1,357 40,791
Pacific Premier Bancorp, Inc. 7,006 148,527
Park National Corp. 1,055 171,501
Parke Bancorp, Inc. 769 14,911
Pathward Financial, Inc. 1,765 137,758
PCB Bancorp 798 15,433
Peapack-Gladstone Financial
Corp. 1,222 33,507

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
URTY
::
Investments
Shares Value
Common Stocks (continued)
Peoples Bancorp of North
Carolina, Inc. 322 $ 8,865
Peoples Bancorp, Inc. 2,528 74,121
Peoples Financial Services
Corp. 674 32,392
Pioneer Bancorp, Inc.* 850 9,690
Plumas Bancorp 399 17,368
Ponce Financial Group, Inc.* 1,412 18,907
Preferred Bank 894 74,747
Primis Financial Corp. 1,625 15,389
Princeton Bancorp, Inc. 399 12,493
Provident Bancorp, Inc.* 1,146 13,053
Provident Financial Services,
Inc. 9,202 153,673
QCR Holdings, Inc. 1,197 80,558
RBB Bancorp 1,191 20,223
Red River Bancshares, Inc. 335 18,790
Renasant Corp. 6,792 238,060
Republic Bancorp, Inc., Class
a
A 607 41,604
S&T Bancorp, Inc. 2,786 102,135
Seacoast Banking Corp. of
Florida 6,177 159,552
ServisFirst Bancshares, Inc. 3,709 276,061
Shore Bancshares, Inc. 2,242 32,487
Sierra Bancorp 951 26,029
Simmons First National Corp.,
Class
a
A 9,075 170,247
SmartFinancial, Inc. 1,164 36,992
South Plains Financial, Inc. 860 30,934
Southern First Bancshares,
Inc.* 567 20,452
Southern Missouri Bancorp,
Inc. 694 36,546
Southern States Bancshares,
Inc. 611 21,073
Southside Bancshares, Inc. 2,097 59,114
SouthState Corp. 7,149 627,682
Stellar Bancorp, Inc. 3,591 96,670
Stock Yards Bancorp, Inc. 1,870 137,557
Texas Capital Bancshares, Inc.* 3,393 243,244
Third Coast Bancshares, Inc.* 831 25,478
Timberland Bancorp, Inc. 551 16,767
Tompkins Financial Corp. 932 57,225
Towne Bank 5,139 177,604
TriCo Bancshares 2,338 93,286
Triumph Financial, Inc.* 1,617 93,414
TrustCo Bank Corp. 1,357 42,121
Trustmark Corp. 4,445 153,175
UMB Financial Corp. 4,984 513,950
United Bankshares, Inc. 9,665 349,293
United Community Banks, Inc. 8,745 251,331
Unity Bancorp, Inc. 515 22,766
Univest Financial Corp. 2,115 62,435
USCB Financial Holdings, Inc. 776 12,827
Valley National Bancorp 34,644 304,174
Veritex Holdings, Inc. 3,841 92,952
Virginia National Bankshares
Corp. 342 12,774
WaFd, Inc. 5,908 167,905
Washington Trust Bancorp, Inc. 1,403 38,807
WesBanco, Inc. 6,281 193,329
Investments
Shares Value
Common Stocks (continued)
West Bancorp, Inc. 1,180 $ 22,868
Westamerica Bancorp 1,875 90,094
WSFS Financial Corp. 4,280 226,369
18,864,983
Beverages — 0.3%
MGP Ingredients, Inc. 1,037 30,508
National Beverage Corp. 1,720 77,796
Primo Brands Corp., Class
a
A 17,867 590,862
Vita Coco Co., Inc. (The)* 2,867 102,036
801,202
Biotechnology — 4.6%
4D Molecular Therapeutics,
Inc.* 3,292 11,917
89bio, Inc.* 8,180 80,491
Absci Corp.*(a) 5,928 15,709
ACADIA Pharmaceuticals, Inc.* 8,747 188,673
Achieve Life Sciences, Inc.* 2,518 9,014
Acrivon Therapeutics, Inc.* 860 903
Actinium Pharmaceuticals, Inc.* 2,298 3,539
Acumen Pharmaceuticals, Inc.* 3,065 3,126
ADC Therapeutics SA* 5,945 18,370
ADMA Biologics, Inc.* 16,791 333,133
Adverum Biotechnologies, Inc.* 1,520 3,374
Agenus, Inc.* 1,720 5,900
Agios Pharmaceuticals, Inc.* 4,130 132,532
Akebia Therapeutics, Inc.* 15,831 47,968
Akero Therapeutics, Inc.* 5,454 270,791
Aldeyra Therapeutics, Inc.* 3,642 7,830
Alector, Inc.* 5,995 7,973
Alkermes plc* 11,770 360,280
Allogene Therapeutics, Inc.* 9,385 10,980
Altimmune, Inc.* 5,193 28,198
ALX Oncology Holdings, Inc.* 2,518 1,223
Amicus Therapeutics, Inc.* 21,449 130,195
AnaptysBio, Inc.*(a) 1,581 35,146
Anavex Life Sciences Corp.*(a) 5,485 41,302
Anika Therapeutics, Inc.* 949 10,581
Annexon, Inc.* 7,140 14,566
Apogee Therapeutics, Inc.* 2,769 101,456
Applied Therapeutics, Inc.* 7,157 2,529
Arbutus Biopharma Corp.* 10,682 35,892
Arcellx, Inc.* 3,199 198,530
Arcturus Therapeutics Holdings,
Inc.* 1,674 20,975
Arcus Biosciences, Inc.* 3,978 35,524
Arcutis Biotherapeutics, Inc.* 7,856 102,442
Ardelyx, Inc.* 17,198 63,117
ArriVent Biopharma, Inc.* 2,061 43,796
Arrowhead Pharmaceuticals,
Inc.* 8,728 140,259
ARS Pharmaceuticals, Inc.* 3,598 51,919
Artiva Biotherapeutics, Inc.* 1,451 2,800
Astria Therapeutics, Inc.* 3,386 16,117
Atossa Therapeutics, Inc.* 9,247 7,186
Aura Biosciences, Inc.*(a) 3,394 19,889
Aurinia Pharmaceuticals, Inc.* 9,816 76,957
Avidity Biosciences, Inc.* 8,303 257,227
Avita Medical, Inc.*(a) 1,900 10,678

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
URTY
::
Investments
Shares Value
Common Stocks (continued)
Beam Therapeutics, Inc.* 6,691 $ 105,919
Bicara Therapeutics, Inc.*(a) 1,410 13,043
BioCryst Pharmaceuticals, Inc.* 15,106 162,390
Biohaven Ltd.* 6,281 93,022
Biomea Fusion, Inc.* 2,019 2,907
Black Diamond Therapeutics,
Inc.* 2,907 6,395
Blueprint Medicines Corp.* 4,650 471,278
Boundless Bio, Inc.* 1,229 1,352
Bridgebio Pharma, Inc.* 10,277 351,987
C4 Therapeutics, Inc.* 4,397 5,496
Cabaletta Bio, Inc.* 3,280 6,134
CAMP4 Therapeutics Corp.* 519 1,028
Candel Therapeutics, Inc.* 2,080 11,336
Capricor Therapeutics, Inc.*(a) 2,678 26,485
Cardiff Oncology, Inc.*(a) 4,262 14,533
CareDx, Inc.* 3,761 63,899
Cargo Therapeutics, Inc.* 2,511 10,672
Caribou Biosciences, Inc.* 6,013 6,374
Cartesian Therapeutics, Inc.*(a) 753 7,199
Catalyst Pharmaceuticals, Inc.* 8,262 206,220
Celcuity, Inc.* 2,392 25,427
Celldex Therapeutics, Inc.* 4,724 93,441
Century Therapeutics, Inc.* 3,420 1,814
CervoMed, Inc.* 392 2,830
CG oncology, Inc.* 3,961 101,481
Cibus, Inc., Class
a
A* 1,330 4,296
Climb Bio, Inc.* 2,150 2,537
Cogent Biosciences, Inc.* 6,710 36,502
Coherus Biosciences, Inc.* 8,214 6,399
Compass Therapeutics, Inc.* 7,457 15,660
Corbus Pharmaceuticals
Holdings, Inc.* 860 6,381
Crinetics Pharmaceuticals, Inc.* 6,697 204,325
Cullinan Therapeutics, Inc.* 3,821 33,033
Cytokinetics, Inc.* 8,356 259,203
Day One Biopharmaceuticals,
Inc.* 4,001 25,526
Denali Therapeutics, Inc.* 9,086 120,299
Design Therapeutics, Inc.* 2,296 8,564
Dianthus Therapeutics, Inc.* 1,746 30,363
Disc Medicine, Inc.* 1,667 77,816
Dynavax Technologies Corp.* 9,629 94,268
Dyne Therapeutics, Inc.* 6,113 73,112
Editas Medicine, Inc.* 6,057 10,418
Elevation Oncology, Inc.* 4,123 1,237
Enanta Pharmaceuticals, Inc.* 1,469 8,711
Entrada Therapeutics, Inc.* 1,806 13,726
Erasca, Inc.* 13,436 18,810
Fate Therapeutics, Inc.* 7,317 8,854
Fennec Pharmaceuticals, Inc.* 1,744 14,161
Fibrobiologics, Inc.* 1,997 1,457
Foghorn Therapeutics, Inc.* 1,847 7,536
Galectin Therapeutics, Inc.* 655 858
Generation Bio Co.* 3,618 1,368
Geron Corp.* 43,239 65,723
Greenwich Lifesciences, Inc.* 446 4,393
Gyre Therapeutics, Inc.*(a) 507 4,599
Halozyme Therapeutics, Inc.* 9,119 511,302
Heron Therapeutics, Inc.* 8,582 16,134
Investments
Shares Value
Common Stocks (continued)
HilleVax, Inc.* 2,303 $ 4,307
Humacyte, Inc.*(a) 6,614 17,659
Ideaya Biosciences, Inc.* 6,318 125,665
IGM Biosciences, Inc.* 1,118 1,420
ImmunityBio, Inc.*(a) 11,174 29,723
Immunome, Inc.* 5,182 45,394
Immunovant, Inc.*(a) 4,243 63,009
Inhibrx Biosciences, Inc.* 845 11,382
Inmune Bio, Inc.*(a) 990 7,306
Inovio Pharmaceuticals, Inc.* 2,643 5,286
Inozyme Pharma, Inc.* 3,926 15,586
Insmed, Inc.* 12,606 879,016
Intellia Therapeutics, Inc.* 7,418 50,962
Invivyd, Inc.* 5,794 5,417
Iovance Biotherapeutics, Inc.* 20,074 35,130
Ironwood Pharmaceuticals,
Inc., Class
a
A* 10,341 6,195
iTeos Therapeutics, Inc.* 1,947 19,509
Jade Biosciences, Inc. 30 218
Janux Therapeutics, Inc.* 2,310 54,978
Jasper Therapeutics, Inc.
(Registered)* 830 4,565
KalVista Pharmaceuticals, Inc.* 2,850 33,630
Keros Therapeutics, Inc.* 2,417 34,201
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,813 76,964
Kodiak Sciences, Inc.* 2,387 8,116
Korro Bio, Inc.* 452 5,162
Krystal Biotech, Inc.* 1,815 228,617
Kura Oncology, Inc.* 5,411 30,789
Kymera Therapeutics, Inc.* 3,430 101,665
Kyverna Therapeutics, Inc.* 1,882 4,799
Larimar Therapeutics, Inc.* 3,074 6,917
Lexeo Therapeutics, Inc.* 1,718 4,673
Lexicon Pharmaceuticals, Inc.* 8,390 5,257
Lineage Cell Therapeutics, Inc.* 13,123 8,723
Lyell Immunopharma, Inc.* 11,749 5,131
MacroGenics, Inc.* 4,492 6,109
Madrigal Pharmaceuticals, Inc.* 1,313 361,416
MannKind Corp.* 19,688 81,705
MeiraGTx Holdings plc* 3,447 17,649
Mersana Therapeutics, Inc.* 7,844 2,696
Metagenomi, Inc.* 1,997 3,395
Metsera, Inc.*(a) 1,127 30,113
MiMedx Group, Inc.* 8,669 55,742
Mineralys Therapeutics, Inc.* 2,084 32,469
Mirum Pharmaceuticals, Inc.* 2,903 129,067
Monte Rosa Therapeutics, Inc.* 3,021 12,628
Myriad Genetics, Inc.* 6,539 27,398
Neurogene, Inc.*(a) 868 14,765
Nkarta, Inc.* 3,868 6,730
Novavax, Inc.*(a) 11,269 82,714
Nurix Therapeutics, Inc.* 5,500 58,465
Nuvalent, Inc., Class
a
A* 2,568 191,598
Ocugen, Inc.* 21,148 17,682
Olema Pharmaceuticals, Inc.* 2,987 15,771
Organogenesis Holdings, Inc.,
Class
a
A* 5,006 13,716
ORIC Pharmaceuticals, Inc.* 4,503 36,790
Outlook Therapeutics, Inc.* 1,188 2,186

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
URTY
::
Investments
Shares Value
Common Stocks (continued)
Ovid therapeutics, Inc.* 4,305 $ 1,172
PepGen, Inc.* 1,133 1,654
Perspective Therapeutics, Inc.* 3,953 10,159
Praxis Precision Medicines,
Inc.* 1,261 48,612
Precigen, Inc.*(a) 9,848 12,999
Prelude Therapeutics, Inc.* 961 851
Prime Medicine, Inc.*(a) 4,143 4,889
ProKidney Corp., Class
a
A* 8,137 5,881
Protagonist Therapeutics, Inc.* 4,338 205,925
Prothena Corp. plc* 3,109 14,270
PTC Therapeutics, Inc.* 5,571 270,305
Puma Biotechnology, Inc.* 3,078 10,096
Pyxis Oncology, Inc.* 3,604 4,361
Q32 Bio, Inc.* 445 770
RAPT Therapeutics, Inc.* 2,193 1,941
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 18,384 76,845
REGENXBIO, Inc.* 3,400 30,090
Regulus Therapeutics, Inc.* 4,619 36,629
Relay Therapeutics, Inc.* 9,198 27,594
Renovaro, Inc.* 8,295 2,569
Replimune Group, Inc.* 5,011 44,999
Revolution Medicines, Inc.* 12,448 490,451
Rhythm Pharmaceuticals, Inc.* 4,005 245,627
Rigel Pharmaceuticals, Inc.* 1,275 24,480
Rocket Pharmaceuticals, Inc.* 5,632 14,136
Sage Therapeutics, Inc.* 3,994 25,801
Sana Biotechnology, Inc.*(a) 9,664 20,971
Savara, Inc.* 8,805 20,075
Scholar Rock Holding Corp.* 5,883 170,666
Sera Prognostics, Inc.,
Class
a
A*(a) 2,085 3,253
Shattuck Labs, Inc.* 2,859 2,888
Skye Bioscience, Inc.* 1,435 2,841
Soleno Therapeutics, Inc.* 1,867 136,944
Solid Biosciences, Inc.* 1,739 5,582
SpringWorks Therapeutics, Inc.* 5,024 234,671
Spyre Therapeutics, Inc.* 2,925 44,694
Stoke Therapeutics, Inc.* 2,626 25,052
Summit Therapeutics, Inc.*(a) 6,724 122,478
Sutro Biopharma, Inc.* 5,985 5,373
Syndax Pharmaceuticals, Inc.* 6,009 63,335
Tango Therapeutics, Inc.*(a) 3,487 7,741
Taysha Gene Therapies, Inc.* 12,815 34,729
Tenaya Therapeutics, Inc.* 4,029 1,853
Tevogen Bio Holdings, Inc.*(a) 1,700 2,193
TG Therapeutics, Inc.* 10,205 358,298
Tourmaline Bio, Inc.* 1,688 28,156
Travere Therapeutics, Inc.* 6,148 92,343
TScan Therapeutics, Inc.* 2,840 4,061
Twist Bioscience Corp.* 4,332 126,928
Tyra Biosciences, Inc.* 1,431 13,022
Upstream Bio, Inc.* 1,276 11,778
UroGen Pharma Ltd.* 2,829 11,995
Vanda Pharmaceuticals, Inc.* 4,169 18,093
Vaxcyte, Inc.* 9,077 294,912
Vera Therapeutics, Inc.,
Class
a
A* 3,314 62,800
Veracyte, Inc.* 5,693 151,491
Investments
Shares Value
Common Stocks (continued)
Verastem, Inc.* 2,838 $ 21,342
Vericel Corp.* 3,589 148,208
Verve Therapeutics, Inc.* 5,195 23,118
Vir Biotechnology, Inc.* 6,644 32,821
Viridian Therapeutics, Inc.* 5,457 75,961
Voyager Therapeutics, Inc.* 3,364 9,217
Werewolf Therapeutics, Inc.* 2,289 2,770
X4 Pharmaceuticals, Inc.* 415 1,411
XBiotech, Inc.* 1,457 4,152
Xencor, Inc.* 4,924 39,392
XOMA Royalty Corp.* 594 14,707
Y-mAbs Therapeutics, Inc.* 2,732 12,567
Zenas Biopharma, Inc.*(a) 1,122 10,681
Zentalis Pharmaceuticals, Inc.* 4,178 5,055
Zura Bio Ltd., Class
a
A* 3,687 3,724
Zymeworks, Inc.* 3,987 45,571
13,722,434
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 1,709 4,290
Groupon, Inc., Class
a
A* 1,703 49,608
Savers Value Village, Inc.* 1,690 16,934
70,832
Building Products — 0.8%
American Woodmark Corp.* 1,101 62,063
Apogee Enterprises, Inc. 1,599 61,801
AZZ, Inc. 2,146 194,621
Caesarstone Ltd.* 1,513 2,572
CSW Industrials, Inc. 1,223 373,981
Gibraltar Industries, Inc.* 2,235 130,926
Griffon Corp. 2,877 197,794
Insteel Industries, Inc. 1,368 47,907
Janus International Group, Inc.* 10,007 81,757
JELD-WEN Holding, Inc.* 6,187 22,583
Masterbrand, Inc.* 9,264 94,493
Quanex Building Products
Corp. 3,454 57,785
Resideo Technologies, Inc.* 10,672 220,910
Tecnoglass, Inc. 1,641 140,519
UFP Industries, Inc. 4,367 426,045
Zurn Elkay Water Solutions
Corp. 10,524 380,864
2,496,621
Capital Markets — 1.1%
Acadian Asset Management,
Inc. 1,975 59,467
AlTi Global, Inc.* 2,571 8,536
Artisan Partners Asset
Management, Inc., Class
a
A 4,605 185,582
B Riley Financial, Inc.* 1,512 4,612
BGC Group, Inc., Class
a
A 25,982 241,113
Cohen & Steers, Inc. 2,010 154,448
Diamond Hill Investment Group,
Inc. 190 26,839
DigitalBridge Group, Inc. 11,624 128,562
Donnelley Financial Solutions,
Inc.* 2,054 111,902
Fidus Investment Corp. 1 14

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
URTY
::
Investments
Shares Value
Common Stocks (continued)
Forge Global Holdings, Inc.* 576 $ 8,006
GCM Grosvenor, Inc., Class
a
A 3,163 39,886
Hamilton Lane, Inc., Class
a
A 2,898 431,802
MarketWise, Inc. 147 2,471
Moelis & Co., Class
a
A 5,166 295,030
Open Lending Corp.* 7,472 13,375
P10, Inc., Class
a
A 2,979 32,352
Patria Investments Ltd., Class
a
A 4,226 53,839
Perella Weinberg Partners,
Class
a
A 3,779 65,641
Piper Sandler Cos. 1,270 319,342
PJT Partners, Inc., Class
a
A 1,705 256,875
Silvercrest Asset Management
Group, Inc., Class
a
A 695 10,091
StepStone Group, Inc., Class
a
A 4,861 281,209
StoneX Group, Inc.* 3,211 271,827
Value Line, Inc. 54 2,116
Victory Capital Holdings, Inc.,
Class
a
A 3,006 186,402
Virtus Investment Partners, Inc. 488 83,302
WisdomTree, Inc. 9,818 92,682
3,367,323
Chemicals — 1.0%
AdvanSix, Inc. 1,864 43,823
American Vanguard Corp. 1,906 9,378
Arq, Inc.* 2,108 10,414
ASP Isotopes, Inc.*(a) 3,994 30,195
Aspen Aerogels, Inc.* 4,515 26,006
Avient Corp. 6,603 238,566
Balchem Corp. 2,364 394,079
Cabot Corp. 3,880 289,797
Core Molding Technologies,
Inc.* 553 9,218
Ecovyst, Inc.* 8,507 63,377
Hawkins, Inc. 1,412 188,488
HB Fuller Co. 4,002 223,392
Ingevity Corp.* 2,663 110,168
Innospec, Inc. 1,825 155,271
Intrepid Potash, Inc.* 799 30,170
Koppers Holdings, Inc. 1,430 43,930
Kronos Worldwide, Inc. 1,593 10,084
LSB Industries, Inc.* 3,896 29,493
Mativ Holdings, Inc. 3,947 22,577
Minerals Technologies, Inc. 2,316 131,502
Northern Technologies
International Corp. 577 4,172
Orion SA 4,168 45,389
Perimeter Solutions, Inc.* 9,783 118,081
PureCycle Technologies, Inc.* 9,013 85,714
Quaker Chemical Corp. 1,010 109,524
Rayonier Advanced Materials,
Inc.* 4,678 18,010
Sensient Technologies Corp. 3,083 291,436
Stepan Co. 1,560 84,692
Tronox Holdings plc 8,685 49,331
Valhi, Inc. 173 2,519
2,868,796
Investments
Shares Value
Common Stocks (continued)
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. 4,544 $ 239,242
ACCO Brands Corp. 6,639 23,834
ACV Auctions, Inc., Class
a
A* 10,819 177,215
Bridger Aerospace Group
Holdings, Inc.* 729 1,203
BrightView Holdings, Inc.* 4,366 68,022
Brink's Co. (The) 3,209 263,331
Casella Waste Systems, Inc.,
Class
a
A* 4,563 534,829
CECO Environmental Corp.* 2,137 57,464
Cimpress plc* 1,231 54,484
CompX International, Inc. 111 2,847
CoreCivic, Inc.* 7,967 174,955
Deluxe Corp. 3,235 46,163
Driven Brands Holdings, Inc.* 4,380 78,052
Ennis, Inc. 1,857 34,670
Enviri Corp.* 5,794 47,221
GEO Group, Inc. (The)* 9,306 252,565
Healthcare Services Group,
Inc.* 5,380 75,858
HNI Corp. 3,471 161,506
Interface, Inc., Class
a
A 4,197 84,318
LanzaTech Global, Inc.* 8,170 2,306
Liquidity Services, Inc.* 1,568 36,644
MillerKnoll, Inc. 4,977 83,962
Montrose Environmental Group,
Inc.* 2,322 45,349
NL Industries, Inc. 615 4,483
OPENLANE, Inc.* 7,743 177,547
Perma-Fix Environmental
Services, Inc.* 1,234 13,068
Pitney Bowes, Inc. 12,004 123,641
Pursuit Attractions and
Hospitality, Inc.* 1,495 41,696
Quad/Graphics, Inc. 2,262 13,187
Quest Resource Holding Corp.* 1,287 2,831
Steelcase, Inc., Class
a
A 6,774 69,840
UniFirst Corp. 1,101 207,605
Virco Mfg. Corp. 806 6,778
VSE Corp. 1,288 167,556
3,374,272
Communications Equipment — 0.4%
ADTRAN Holdings, Inc.* 5,759 46,245
Applied Optoelectronics, Inc.* 3,147 48,527
Aviat Networks, Inc.* 842 18,061
Calix, Inc.* 4,349 201,098
Clearfield, Inc.* 883 32,768
CommScope Holding Co., Inc.* 15,691 94,774
Digi International, Inc.* 2,654 86,016
Extreme Networks, Inc.* 9,426 147,705
Harmonic, Inc.* 8,076 72,845
NETGEAR, Inc.* 2,039 59,804
NetScout Systems, Inc.* 5,057 115,502
Ribbon Communications, Inc.* 6,695 22,629
Viasat, Inc.* 9,046 78,972
Viavi Solutions, Inc.* 16,100 146,671
1,171,617

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
URTY
::
Investments
Shares Value
Common Stocks (continued)
Construction & Engineering — 1.2%
Ameresco, Inc., Class
a
A* 2,355 $ 32,452
Arcosa, Inc. 3,547 306,000
Argan, Inc. 925 194,528
Bowman Consulting Group
Ltd., Class
a
A* 966 24,218
Centuri Holdings, Inc.* 1,242 25,933
Concrete Pumping Holdings,
Inc. 1,714 12,049
Construction Partners, Inc.,
Class
a
A* 3,379 353,748
Dycom Industries, Inc.* 2,077 477,544
Fluor Corp.* 12,488 519,251
Granite Construction, Inc. 3,218 287,850
Great Lakes Dredge & Dock
Corp.* 4,823 53,921
IES Holdings, Inc.* 602 156,315
Limbach Holdings, Inc.* 745 95,524
Matrix Service Co.* 1,936 23,658
MYR Group, Inc.* 1,171 183,671
Northwest Pipe Co.* 707 27,318
Orion Group Holdings, Inc.* 2,652 21,852
Primoris Services Corp. 3,906 281,662
Southland Holdings, Inc.* 830 3,220
Sterling Infrastructure, Inc.* 2,181 410,050
Tutor Perini Corp.* 3,165 116,725
3,607,489
Construction Materials — 0.2%
Knife River Corp.* 4,154 390,891
Smith-Midland Corp.* 334 10,067
United States Lime & Minerals,
Inc. 769 79,038
479,996
Consumer Finance — 0.6%
Atlanticus Holdings Corp.* 400 19,620
Bread Financial Holdings, Inc. 3,647 186,872
Consumer Portfolio Services,
Inc.* 627 5,674
Dave, Inc.* 586 117,681
Encore Capital Group, Inc.* 1,716 65,037
Enova International, Inc.* 1,860 172,366
FirstCash Holdings, Inc. 2,816 360,195
Green Dot Corp., Class
a
A* 3,928 36,295
LendingClub Corp.* 8,079 81,032
LendingTree, Inc.* 735 25,740
Medallion Financial Corp. 1,351 12,389
Navient Corp. 5,439 73,100
Nelnet, Inc., Class
a
A 1,041 120,943
NerdWallet, Inc., Class
a
A* 2,563 27,014
OppFi, Inc.(a) 1,391 17,624
PRA Group, Inc.* 2,833 40,200
PROG Holdings, Inc. 2,980 85,913
Regional Management Corp. 611 16,161
Upstart Holdings, Inc.* 5,850 275,945
World Acceptance Corp.* 250 38,620
1,778,421
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) 2,388 $ 84,798
Chefs' Warehouse, Inc. (The)* 2,600 165,828
Guardian Pharmacy Services,
Inc., Class
a
A* 628 13,295
HF Foods Group, Inc.* 2,943 11,213
Ingles Markets, Inc., Class
a
A 1,059 65,976
Natural Grocers by Vitamin
Cottage, Inc. 683 33,351
PriceSmart, Inc. 1,835 198,143
SpartanNash Co. 2,466 47,988
Sprouts Farmers Market, Inc.* 7,368 1,273,632
United Natural Foods, Inc.* 4,298 131,390
Village Super Market, Inc.,
Class
a
A 634 24,460
Weis Markets, Inc. 1,202 91,111
2,141,185
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 10,566 41,207
Greif, Inc., Class
a
A 1,825 101,470
Greif, Inc., Class
a
B 354 21,328
Myers Industries, Inc. 2,714 34,441
O-I Glass, Inc.* 11,325 148,471
Ranpak Holdings Corp.,
Class
a
A* 3,267 10,879
TriMas Corp. 2,969 78,293
436,089
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 1,297 25,590
GigaCloud Technology, Inc.,
Class
a
A* 1,718 30,168
Weyco Group, Inc. 443 13,892
69,650
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.* 2,742 362,026
American Public Education,
Inc.* 1,148 33,809
Carriage Services, Inc., Class
a
A 998 43,413
Chegg, Inc.* 7,363 7,510
Coursera, Inc.* 10,066 89,084
European Wax Center, Inc.,
Class
a
A* 2,282 11,615
Frontdoor, Inc.* 5,633 309,871
Graham Holdings Co., Class
a
B 234 223,332
KinderCare Learning Cos., Inc.* 2,042 25,055
Laureate Education, Inc.* 9,521 214,223
Lincoln Educational Services
Corp.* 1,909 45,434
Matthews International Corp.,
Class
a
A 2,175 46,654
Mister Car Wash, Inc.* 6,931 49,071
Nerdy, Inc.*(a) 5,678 9,709
OneSpaWorld Holdings Ltd. 7,341 138,451
Perdoceo Education Corp. 4,789 163,018
Strategic Education, Inc. 1,624 148,158
Stride, Inc.* 3,112 471,126

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
URTY
::
Investments
Shares Value
Common Stocks (continued)
Udemy, Inc.* 6,654 $ 48,707
Universal Technical Institute,
Inc.* 3,405 120,980
Zspace, Inc.* 161 708
2,561,954
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 5,322 95,317
Alpine Income Property Trust,
Inc., REIT 915 14,018
American Assets Trust, Inc.,
REIT 3,505 69,890
Armada Hoffler Properties, Inc.,
REIT 5,765 40,124
Broadstone Net Lease, Inc.,
REIT 13,788 219,367
CTO Realty Growth, Inc., REIT 2,109 38,848
Essential Properties Realty
Trust, Inc., REIT 12,826 416,845
Gladstone Commercial Corp.,
REIT 3,193 45,820
Global Net Lease, Inc., REIT 14,682 113,932
NexPoint Diversified Real
Estate Trust, REIT 2,490 10,358
One Liberty Properties, Inc.,
REIT 1,161 28,421
1,092,940
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 744 19,783
AST SpaceMobile, Inc.,
Class
a
A*(a) 9,795 225,971
ATN International, Inc. 755 10,729
Bandwidth, Inc., Class
a
A* 1,832 25,685
Cogent Communications
Holdings, Inc. 3,219 147,140
Globalstar, Inc.* 3,555 65,625
IDT Corp., Class
a
B 1,127 69,412
Liberty Latin America Ltd.,
Class
a
A* 2,301 11,298
Liberty Latin America Ltd.,
Class
a
C* 9,488 47,440
Lumen Technologies, Inc.* 73,999 290,076
Shenandoah
Telecommunications Co. 3,562 44,810
957,969
Electric Utilities — 0.5%
ALLETE, Inc. 4,245 276,095
Genie Energy Ltd., Class
a
B 938 19,829
Hawaiian Electric Industries,
Inc.* 12,711 135,753
MGE Energy, Inc. 2,666 240,793
Otter Tail Corp. 3,025 233,470
Portland General Electric Co. 7,607 322,537
TXNM Energy, Inc. 6,582 373,134
1,601,611
Electrical Equipment — 0.8%
Allient, Inc. 1,065 32,376
Investments
Shares Value
Common Stocks (continued)
American Superconductor
Corp.* 2,554 $ 72,176
Amprius Technologies, Inc.* 1,199 3,225
Array Technologies, Inc.* 11,166 73,696
Atkore, Inc. 2,533 164,898
Blink Charging Co.* 7,029 4,941
Bloom Energy Corp., Class
a
A* 14,702 271,546
ChargePoint Holdings, Inc.* 29,646 20,622
Energy Vault Holdings, Inc.* 7,747 6,400
EnerSys 2,879 240,771
Enovix Corp.*(a) 12,033 91,691
Fluence Energy, Inc.*(a) 4,517 21,230
FuelCell Energy, Inc.* 1,503 7,680
GrafTech International Ltd.* 18,924 18,852
Hyliion Holdings Corp.* 10,194 15,699
LSI Industries, Inc. 2,091 34,021
NANO Nuclear Energy, Inc.*(a) 1,792 53,993
Net Power, Inc.* 1,616 3,442
NEXTracker, Inc., Class
a
A* 10,543 597,683
NuScale Power Corp., Class
a
A* 6,610 211,454
Plug Power, Inc.*(a) 60,388 53,304
Powell Industries, Inc. 684 115,999
Preformed Line Products Co. 174 24,819
SES AI Corp.* 9,689 8,807
Shoals Technologies Group,
Inc., Class
a
A* 12,265 57,891
SolarMax Technology, Inc.* 2,196 2,503
Solidion Technology, Inc.*(a) 71 234
Stem, Inc.* 11,096 5,427
Sunrun, Inc.* 16,173 121,136
T1 Energy, Inc.*(a) 8,193 8,930
Thermon Group Holdings, Inc.* 2,437 63,216
TPI Composites, Inc.* 3,369 4,043
Ultralife Corp.* 734 4,896
Vicor Corp.* 1,665 72,661
2,490,262
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.* 1,736 9,860
Advanced Energy Industries,
Inc. 2,738 314,268
Aeva Technologies, Inc.* 1,691 30,895
Arlo Technologies, Inc.* 7,146 102,331
Badger Meter, Inc. 2,149 533,425
Bel Fuse, Inc., Class
a
A 129 8,193
Bel Fuse, Inc., Class
a
B 754 55,645
Belden, Inc. 2,965 314,883
Benchmark Electronics, Inc. 2,609 95,281
Climb Global Solutions, Inc. 306 33,713
CTS Corp. 2,199 89,477
Daktronics, Inc.* 2,984 44,282
ePlus, Inc.* 1,926 137,459
Evolv Technologies Holdings,
Inc.* 9,674 52,820
Fabrinet* 2,667 621,064
FARO Technologies, Inc.* 1,383 58,598
Insight Enterprises, Inc.* 1,989 259,346
Itron, Inc.* 3,303 381,827
Kimball Electronics, Inc.* 1,790 32,399
Knowles Corp.* 6,358 104,335

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
URTY
::
Investments
Shares Value
Common Stocks (continued)
Lightwave Logic, Inc.* 8,979 $ 8,799
Methode Electronics, Inc. 2,577 20,487
MicroVision, Inc.*(a) 15,377 16,915
Mirion Technologies, Inc.,
Class
a
A* 15,103 288,467
Napco Security Technologies,
Inc. 2,575 71,842
nLight, Inc.* 3,402 51,472
Novanta, Inc.* 2,623 324,780
OSI Systems, Inc.* 1,161 254,387
Ouster, Inc.* 3,494 42,732
PAR Technology Corp.* 2,458 161,146
PC Connection, Inc. 844 55,198
Plexus Corp.* 1,962 257,532
Powerfleet, Inc.* 7,313 33,274
Richardson Electronics Ltd. 907 8,118
Rogers Corp.* 1,374 91,467
Sanmina Corp.* 3,927 332,578
ScanSource, Inc.* 1,705 68,848
SmartRent, Inc., Class
a
A* 13,287 11,218
TTM Technologies, Inc.* 7,380 220,367
Vishay Intertechnology, Inc. 9,108 128,149
Vishay Precision Group, Inc.* 876 22,531
5,750,408
Energy Equipment & Services — 1.0%
Archrock, Inc. 12,201 303,805
Aris Water Solutions, Inc.,
Class
a
A 1,960 43,198
Atlas Energy Solutions, Inc.,
Class
a
A(a) 5,438 66,072
Borr Drilling Ltd. 17,329 30,326
Bristow Group, Inc., Class
a
A* 1,795 52,522
Cactus, Inc., Class
a
A 4,873 199,793
ChampionX Corp. 13,945 335,656
Core Laboratories, Inc. 3,430 36,872
DMC Global, Inc.* 1,434 9,264
Drilling Tools International
Corp.* 886 2,321
Expro Group Holdings NV* 6,923 57,599
Flowco Holdings, Inc., Class
a
A 1,436 24,714
Forum Energy Technologies,
Inc.* 857 12,632
Geospace Technologies Corp.* 891 5,186
Helix Energy Solutions Group,
Inc.* 10,532 65,193
Helmerich & Payne, Inc. 7,201 109,815
Innovex International, Inc.* 2,598 35,852
Kodiak Gas Services, Inc. 3,299 116,488
Liberty Energy, Inc., Class
a
A 11,558 133,957
Mammoth Energy Services,
Inc.* 1,775 4,686
Nabors Industries Ltd.* 669 17,267
Natural Gas Services Group,
Inc.* 786 18,840
Noble Corp. plc 9,724 240,863
NPK International, Inc.* 6,145 49,713
Oceaneering International, Inc.* 7,389 140,908
Oil States International, Inc.* 4,413 19,197
Patterson-UTI Energy, Inc. 28,452 157,055
Investments
Shares Value
Common Stocks (continued)
ProFrac Holding Corp.,
Class
a
A*(a) 1,626 $ 13,561
ProPetro Holding Corp.* 6,359 34,339
Ranger Energy Services, Inc.,
Class
a
A 1,145 12,194
RPC, Inc. 6,216 27,599
SEACOR Marine Holdings, Inc.* 1,782 9,516
Seadrill Ltd.* 4,773 110,734
Select Water Solutions, Inc.,
Class
a
A 6,670 53,627
Solaris Energy Infrastructure,
Inc., Class
a
A 2,241 61,471
TETRA Technologies, Inc.* 9,177 24,594
Tidewater, Inc.* 3,564 141,526
Transocean Ltd.* 53,320 132,767
Valaris Ltd.* 4,508 169,591
3,081,313
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A*(a) 29,548 105,191
Atlanta Braves Holdings, Inc.,
Class
a
A* 746 32,414
Atlanta Braves Holdings, Inc.,
Class
a
C* 3,666 148,876
Cinemark Holdings, Inc. 8,069 272,490
Eventbrite, Inc., Class
a
A* 5,810 13,712
Golden Matrix Group, Inc.*(a) 1,580 2,939
IMAX Corp.* 3,133 87,254
Lionsgate Studios Corp.* 13,045 94,315
LiveOne, Inc.* 5,316 3,928
Madison Square Garden
Entertainment Corp., Class
a
A* 2,893 107,359
Marcus Corp. (The) 1,708 31,564
Playstudios, Inc.* 6,434 8,621
Reservoir Media, Inc.* 1,422 11,092
Sphere Entertainment Co.* 1,984 74,797
Starz Entertainment Corp. 997 20,897
Vivid Seats, Inc., Class
a
A* 5,632 8,786
1,024,235
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 9,997 18,594
Financial Services — 1.7%
Acacia Research Corp.* 2,687 10,023
Alerus Financial Corp. 1,640 34,456
AvidXchange Holdings, Inc.* 12,708 124,411
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,000 82,040
Burford Capital Ltd. 14,649 188,386
Cannae Holdings, Inc. 4,117 76,782
Cantaloupe, Inc.* 4,270 35,740
Cass Information Systems, Inc. 990 41,877
Compass Diversified Holdings 4,872 32,740
Enact Holdings, Inc. 2,079 73,597
Essent Group Ltd. 7,629 442,482
EVERTEC, Inc. 4,657 168,723

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
URTY
::
Investments
Shares Value
Common Stocks (continued)
Federal Agricultural Mortgage
Corp., Class
a
C 670 $ 124,901
Flywire Corp.* 8,831 94,933
HA Sustainable Infrastructure
Capital, Inc. 8,593 215,255
International Money Express,
Inc.* 2,199 24,255
Jackson Financial, Inc., Class
a
A 5,346 437,891
Marqeta, Inc., Class
a
A* 34,237 184,195
Merchants Bancorp 1,321 42,298
Mr Cooper Group, Inc.* 4,614 597,651
NCR Atleos Corp.* 5,275 139,840
NewtekOne, Inc. 1,811 19,649
NMI Holdings, Inc., Class
a
A* 5,737 227,874
Onity Group, Inc.* 472 17,492
Pagseguro Digital Ltd., Class
a
A 13,469 120,009
Payoneer Global, Inc.* 19,813 134,927
Paysafe Ltd.* 2,355 29,084
Paysign, Inc.* 2,433 10,827
PennyMac Financial Services,
Inc. 1,955 187,680
Priority Technology Holdings,
Inc.* 1,626 13,870
Radian Group, Inc. 10,891 371,928
Remitly Global, Inc.* 10,913 233,102
Repay Holdings Corp., Class
a
A* 6,341 30,500
Sezzle, Inc.* 1,020 108,844
StoneCo Ltd., Class
a
A* 20,927 285,654
SWK Holdings Corp. 236 3,306
Velocity Financial, Inc.* 658 11,021
Walker & Dunlop, Inc. 2,350 160,952
Waterstone Financial, Inc. 1,177 15,207
5,154,402
Food Products — 0.6%
Alico, Inc. 516 16,641
B&G Foods, Inc. 5,683 23,925
Beyond Meat, Inc.*(a) 4,367 12,795
BRC, Inc., Class
a
A*(a) 3,864 6,917
Calavo Growers, Inc. 1,221 33,638
Cal-Maine Foods, Inc. 3,215 308,415
Dole plc 5,485 77,668
Forafric Global plc*(a) 400 3,112
Fresh Del Monte Produce, Inc. 2,472 87,311
Hain Celestial Group, Inc. (The)* 6,556 12,260
J & J Snack Foods Corp. 1,116 128,530
John B Sanfilippo & Son, Inc. 655 40,702
Lancaster Colony Corp. 1,429 239,215
Lifeway Foods, Inc.* 329 7,434
Limoneira Co. 1,210 19,106
Mama's Creations, Inc.* 2,405 19,985
Mission Produce, Inc.* 3,177 35,519
Seneca Foods Corp., Class
a
A* 342 32,254
Simply Good Foods Co. (The)* 6,743 232,701
SunOpta, Inc.* 6,902 43,068
TreeHouse Foods, Inc.* 3,403 76,431
Utz Brands, Inc. 4,820 63,769
Vital Farms, Inc.* 2,481 78,995
Westrock Coffee Co.*(a) 2,641 18,170
Investments
Shares Value
Common Stocks (continued)
WK Kellogg Co.(a) 4,795 $ 81,131
1,699,692
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A 8,774 347,187
Chesapeake Utilities Corp. 1,652 201,858
New Jersey Resources Corp. 7,288 334,446
Northwest Natural Holding Co. 2,925 119,837
ONE Gas, Inc. 4,117 307,787
RGC Resources, Inc. 604 12,412
Southwest Gas Holdings, Inc. 4,451 319,716
Spire, Inc. 4,154 312,713
1,955,956
Ground Transportation — 0.2%
ArcBest Corp. 1,723 108,015
Covenant Logistics Group, Inc.,
Class
a
A 1,180 26,786
FTAI Infrastructure, Inc. 7,366 45,006
Heartland Express, Inc. 3,409 30,511
Hertz Global Holdings, Inc.* 8,976 58,793
Marten Transport Ltd. 4,245 55,355
PAMT Corp.* 436 5,476
Proficient Auto Logistics, Inc.* 1,552 12,509
RXO, Inc.* 11,658 181,049
Universal Logistics Holdings,
Inc. 498 11,982
Werner Enterprises, Inc. 4,512 117,086
652,568
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.* 7,086 10,842
Alphatec Holdings, Inc.* 7,608 94,567
AngioDynamics, Inc.* 2,830 28,866
Anteris Technologies Global
Corp.* 1,098 4,655
Artivion, Inc.* 2,902 85,841
AtriCure, Inc.* 3,459 119,578
Avanos Medical, Inc.* 3,317 41,695
Axogen, Inc.* 3,098 33,737
Beta Bionics, Inc.* 966 16,654
Bioventus, Inc., Class
a
A* 2,804 18,170
Ceribell, Inc.* 901 15,146
Cerus Corp.* 13,190 16,751
CONMED Corp. 2,249 127,631
CVRx, Inc.* 1,093 7,252
Embecta Corp. 4,236 44,605
Fractyl Health, Inc.* 2,494 4,739
Glaukos Corp.* 3,576 337,181
Haemonetics Corp.* 3,629 245,720
ICU Medical, Inc.* 1,567 211,326
Inmode Ltd.* 4,797 70,324
Inogen, Inc.* 1,757 11,289
Integer Holdings Corp.* 2,437 289,418
Integra LifeSciences Holdings
Corp.* 4,947 62,629
iRadimed Corp. 588 34,033
iRhythm Technologies, Inc.* 2,287 321,323
Lantheus Holdings, Inc.* 5,034 380,369

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
URTY
::
Investments
Shares Value
Common Stocks (continued)
LeMaitre Vascular, Inc. 1,483 $ 121,903
LivaNova plc* 3,990 172,567
Merit Medical Systems, Inc.* 4,184 397,605
Neogen Corp.* 15,950 93,467
NeuroPace, Inc.* 1,038 13,722
Novocure Ltd.* 7,787 148,810
Omnicell, Inc.* 3,336 101,314
OraSure Technologies, Inc.* 5,276 15,195
Orchestra BioMed Holdings,
Inc.* 1,795 5,116
Orthofix Medical, Inc.* 2,507 28,204
OrthoPediatrics Corp.* 1,219 24,331
PROCEPT BioRobotics Corp.* 3,257 188,906
Pulmonx Corp.* 2,821 9,591
Pulse Biosciences, Inc.*(a) 1,337 23,137
RxSight, Inc.* 2,697 41,237
Sanara Medtech, Inc.* 295 8,555
Semler Scientific, Inc.* 494 19,760
SI-BONE, Inc.* 3,011 56,908
Sight Sciences, Inc.* 2,599 9,590
STAAR Surgical Co.* 3,618 64,437
Stereotaxis, Inc.* 4,129 8,795
Surmodics, Inc.* 1,007 29,223
Tactile Systems Technology,
Inc.* 1,745 17,241
Tandem Diabetes Care, Inc.* 4,800 95,136
TransMedics Group, Inc.* 2,399 304,961
Treace Medical Concepts, Inc.* 3,565 20,463
UFP Technologies, Inc.* 530 124,126
Utah Medical Products, Inc. 231 12,723
Varex Imaging Corp.* 2,876 22,059
Zimvie, Inc.* 2,000 18,280
Zynex, Inc.* 1,117 2,614
4,834,317
Health Care Providers & Services — 1.9%
AdaptHealth Corp., Class
a
A* 7,453 66,928
Addus HomeCare Corp.* 1,276 141,521
agilon health, Inc.* 22,554 50,070
AirSculpt Technologies, Inc.* 969 4,273
Alignment Healthcare, Inc.* 7,317 112,462
AMN Healthcare Services, Inc.* 2,775 58,580
Ardent Health Partners, Inc.* 1,743 25,239
Astrana Health, Inc.* 3,150 78,089
Aveanna Healthcare Holdings,
Inc.* 3,821 20,366
BrightSpring Health Services,
Inc.* 4,003 95,311
Brookdale Senior Living, Inc.* 13,993 91,094
Castle Biosciences, Inc.* 1,922 30,694
Community Health Systems,
Inc.* 9,177 35,607
Concentra Group Holdings
Parent, Inc. 8,046 174,035
CorVel Corp.* 1,946 216,531
Cross Country Healthcare, Inc.* 2,304 30,367
DocGo, Inc.* 7,433 10,555
Enhabit, Inc.* 3,641 38,231
Ensign Group, Inc. (The) 4,059 597,728
Fulgent Genetics, Inc.* 1,508 31,246
Investments
Shares Value
Common Stocks (continued)
GeneDx Holdings Corp.,
Class
a
A* 935 $ 66,591
Guardant Health, Inc.* 8,745 355,222
HealthEquity, Inc.* 6,272 631,026
Hims & Hers Health, Inc.* 14,120 798,627
InfuSystem Holdings, Inc.* 1,453 8,398
Innovage Holding Corp.* 1,395 5,706
Joint Corp. (The)* 797 8,528
LifeStance Health Group, Inc.* 10,196 60,564
ModivCare, Inc.* 705 790
Nano-X Imaging Ltd.*(a) 4,014 20,552
National HealthCare Corp. 913 95,080
National Research Corp. 1,102 14,888
NeoGenomics, Inc.* 9,316 67,820
OPKO Health, Inc.* 23,316 31,710
Option Care Health, Inc.* 12,540 409,807
Owens & Minor, Inc.* 5,515 36,399
PACS Group, Inc.* 2,866 28,431
Pediatrix Medical Group, Inc.* 6,302 89,173
Pennant Group, Inc. (The)* 2,388 68,559
Performant Healthcare, Inc.* 5,264 16,160
Privia Health Group, Inc.* 7,544 171,701
Progyny, Inc.* 5,473 117,670
Quipt Home Medical Corp.* 2,734 4,894
RadNet, Inc.* 4,837 278,079
Select Medical Holdings Corp. 7,917 121,051
Sonida Senior Living, Inc.* 345 8,418
Surgery Partners, Inc.* 5,615 132,570
Talkspace, Inc.* 8,988 28,672
US Physical Therapy, Inc. 1,094 82,039
Viemed Healthcare, Inc.* 2,506 16,665
5,684,717
Health Care REITs — 0.5%
American Healthcare REIT, Inc. 11,115 388,358
CareTrust REIT, Inc. 13,754 395,565
Community Healthcare Trust,
Inc., REIT 1,987 32,467
Diversified Healthcare Trust,
REIT 15,968 49,980
Global Medical REIT, Inc. 4,524 28,773
LTC Properties, Inc., REIT 3,269 115,690
National Health Investors, Inc.,
REIT 3,202 232,177
Sabra Health Care REIT, Inc. 17,290 302,229
Strawberry Fields REIT, Inc. 683 6,967
Universal Health Realty Income
Trust, REIT 942 37,407
1,589,613
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 3,824 12,657
Evolent Health, Inc., Class
a
A* 8,441 62,885
Health Catalyst, Inc.* 4,376 16,629
HealthStream, Inc. 1,780 49,876
LifeMD, Inc.* 2,670 32,601
OptimizeRx Corp.* 1,300 15,782
Phreesia, Inc.* 4,097 100,336
Schrodinger, Inc.* 4,068 87,950

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
URTY
::
Investments
Shares Value
Common Stocks (continued)
Simulations Plus, Inc. 1,162 $ 37,004
Teladoc Health, Inc.* 12,585 87,088
Waystar Holding Corp.* 6,683 267,186
769,994
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. 16,667 193,171
Braemar Hotels & Resorts, Inc.,
REIT 4,818 10,985
Chatham Lodging Trust, REIT 3,522 25,112
DiamondRock Hospitality Co.,
REIT 15,127 115,570
Pebblebrook Hotel Trust, REIT 8,730 80,141
RLJ Lodging Trust, REIT 10,972 80,096
Ryman Hospitality Properties,
Inc., REIT 4,290 416,602
Service Properties Trust, REIT 12,062 27,984
Summit Hotel Properties, Inc.,
REIT 7,675 33,616
Sunstone Hotel Investors, Inc.,
REIT 14,667 131,416
Xenia Hotels & Resorts, Inc.,
REIT 7,456 91,187
1,205,880
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.,
Class
a
A* 3,921 43,994
Biglari Holdings, Inc., Class
a
B* 55 13,593
BJ's Restaurants, Inc.* 1,350 60,223
Bloomin' Brands, Inc. 5,635 42,995
Brinker International, Inc.* 3,221 556,041
Cheesecake Factory, Inc. (The) 3,530 194,750
Cracker Barrel Old Country
Store, Inc. 1,620 93,053
Dave & Buster's Entertainment,
Inc.* 2,301 50,530
Denny's Corp.* 3,686 14,081
Dine Brands Global, Inc. 1,097 26,394
El Pollo Loco Holdings, Inc.* 1,887 19,813
Everi Holdings, Inc.* 5,929 83,658
First Watch Restaurant Group,
Inc.* 2,807 43,340
Full House Resorts, Inc.* 2,470 7,855
Global Business Travel Group I* 9,175 57,344
Golden Entertainment, Inc. 1,401 39,971
Hilton Grand Vacations, Inc.* 5,072 193,598
Inspired Entertainment, Inc.* 1,605 12,551
International Game Technology
plc 8,317 122,343
Jack in the Box, Inc.(a) 1,387 26,304
Krispy Kreme, Inc.(a) 6,253 18,071
Kura Sushi USA, Inc., Class
a
A* 495 32,700
Life Time Group Holdings, Inc.* 6,144 175,718
Lindblad Expeditions Holdings,
Inc.* 2,635 27,667
Monarch Casino & Resort, Inc. 940 78,716
Nathan's Famous, Inc. 206 22,038
ONE Group Hospitality, Inc.
(The)* 1,504 5,174
Papa John's International, Inc. 2,430 109,957
Investments
Shares Value
Common Stocks (continued)
PlayAGS, Inc.* 2,925 $ 35,743
Portillo's, Inc., Class
a
A*(a) 4,021 48,252
Potbelly Corp.* 2,007 21,415
RCI Hospitality Holdings, Inc. 607 24,420
Red Rock Resorts, Inc., Class
a
A 3,595 172,812
Rush Street Interactive, Inc.* 5,561 70,569
Sabre Corp.* 27,950 70,434
Shake Shack, Inc., Class
a
A* 2,779 360,686
Six Flags Entertainment Corp. 6,784 227,671
Super Group SGHC Ltd. 10,956 95,755
Sweetgreen, Inc., Class
a
A* 7,443 99,885
Target Hospitality Corp.* 2,409 17,610
United Parks & Resorts, Inc.* 2,268 101,584
Xponential Fitness, Inc.,
Class
a
A* 1,782 16,056
3,535,364
Household Durables — 1.0%
Beazer Homes USA, Inc.* 2,136 43,831
Cavco Industries, Inc.* 588 254,954
Century Communities, Inc. 2,019 104,726
Champion Homes, Inc.* 3,921 256,433
Cricut, Inc., Class
a
A 3,434 20,810
Dream Finders Homes, Inc.,
Class
a
A* 2,046 42,680
Ethan Allen Interiors, Inc. 1,670 43,637
Flexsteel Industries, Inc. 341 10,356
GoPro, Inc., Class
a
A* 9,325 6,182
Green Brick Partners, Inc.* 2,277 133,091
Hamilton Beach Brands Holding
Co., Class
a
A 598 10,925
Helen of Troy Ltd.* 1,664 44,745
Hooker Furnishings Corp. 776 7,620
Hovnanian Enterprises, Inc.,
Class
a
A* 366 33,042
Installed Building Products, Inc. 1,735 276,698
iRobot Corp.* 2,214 6,797
KB Home 4,675 241,137
Landsea Homes Corp.* 2,105 23,723
La-Z-Boy, Inc. 3,050 127,764
Legacy Housing Corp.* 820 18,278
LGI Homes, Inc.* 1,526 76,453
Lifetime Brands, Inc. 909 3,027
Lovesac Co. (The)* 1,039 19,886
M/I Homes, Inc.* 1,950 207,890
Meritage Homes Corp. 5,253 334,143
Purple Innovation, Inc., Class
a
A* 4,155 3,310
Sonos, Inc.* 8,804 90,505
Taylor Morrison Home Corp.,
Class
a
A* 7,479 420,918
Traeger, Inc.* 2,525 3,485
Tri Pointe Homes, Inc.* 6,742 198,754
United Homes Group, Inc.* 633 1,912
3,067,712
Household Products — 0.2%
Central Garden & Pet Co.* 681 24,557
Central Garden & Pet Co.,
Class
a
A* 3,738 119,504
Energizer Holdings, Inc. 5,257 122,435

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
URTY
::
Investments
Shares Value
Common Stocks (continued)
Oil-Dri Corp. of America 717 $ 35,972
WD-40 Co. 995 242,412
544,880
Independent Power and Renewable Electricity Producers — 0.1%
Montauk Renewables, Inc.* 4,825 8,878
Ormat Technologies, Inc. 4,216 313,375
Sunnova Energy International,
Inc.* 7,935 1,725
323,978
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 1,898 54,150
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 4,775 15,710
Innovative Industrial Properties,
Inc., REIT 2,062 113,864
LXP Industrial Trust, REIT 21,249 182,316
Plymouth Industrial REIT, Inc. 2,932 47,498
Terreno Realty Corp., REIT 7,216 407,127
766,515
Insurance — 1.4%
Ambac Financial Group, Inc.* 3,327 26,050
American Coastal Insurance
Corp. 1,766 19,073
AMERISAFE, Inc. 1,396 66,268
Baldwin Insurance Group, Inc.
(The), Class
a
A* 4,933 190,068
Bowhead Specialty Holdings,
Inc.* 1,159 43,231
CNO Financial Group, Inc. 7,463 283,295
Crawford & Co., Class
a
A 1,110 11,533
Donegal Group, Inc., Class
a
A 1,151 23,250
Employers Holdings, Inc. 1,807 87,947
Enstar Group Ltd.* 927 310,554
F&G Annuities & Life, Inc. 1,358 43,402
Fidelis Insurance Holdings Ltd. 3,617 63,225
Genworth Financial, Inc.,
Class
a
A* 30,969 218,331
GoHealth, Inc., Class
a
A* 333 1,835
Goosehead Insurance, Inc.,
Class
a
A 1,644 177,979
Greenlight Capital Re Ltd.,
Class
a
A* 1,983 28,635
Hamilton Insurance Group Ltd.,
Class
a
B* 3,030 65,933
HCI Group, Inc. 606 102,275
Heritage Insurance Holdings,
Inc.* 1,670 40,865
Hippo Holdings, Inc.* 1,437 33,856
Horace Mann Educators Corp. 3,005 130,507
Investors Title Co. 103 24,104
James River Group Holdings
Ltd. 2,743 15,964
Kestrel Group Ltd. 327 8,314
Kingsway Financial Services,
Inc.* 930 11,960
Investments
Shares Value
Common Stocks (continued)
Lemonade, Inc.* 3,817 $ 127,870
MBIA, Inc.* 3,264 14,394
Mercury General Corp. 1,960 126,381
NI Holdings, Inc.* 572 7,596
Oscar Health, Inc., Class
a
A* 14,940 206,172
Palomar Holdings, Inc.* 1,900 325,793
ProAssurance Corp.* 3,724 86,360
Root, Inc., Class
a
A* 630 82,524
Safety Insurance Group, Inc. 1,071 87,972
Selective Insurance Group, Inc. 4,444 391,161
Selectquote, Inc.* 9,929 21,546
SiriusPoint Ltd.* 6,872 134,622
Skyward Specialty Insurance
Group, Inc.* 2,715 171,995
Stewart Information Services
Corp. 1,975 119,171
Tiptree, Inc., Class
a
A 1,843 40,878
Trupanion, Inc.* 2,409 113,681
United Fire Group, Inc. 1,532 43,585
Universal Insurance Holdings,
Inc. 1,725 46,817
4,176,972
Interactive Media & Services — 0.3%
Bumble, Inc., Class
a
A* 6,016 33,810
Cargurus, Inc., Class
a
A* 6,342 198,758
Cars.com, Inc.* 4,708 48,257
EverQuote, Inc., Class
a
A* 1,838 42,366
fuboTV, Inc.* 24,319 89,008
Getty Images Holdings, Inc.*(a) 7,333 13,053
Grindr, Inc.* 1,794 43,810
MediaAlpha, Inc., Class
a
A* 2,216 22,603
Nextdoor Holdings, Inc.* 12,591 19,264
Outbrain, Inc.* 2,861 7,381
QuinStreet, Inc.* 3,937 60,118
Shutterstock, Inc. 1,777 32,786
System1, Inc.* 1,756 622
TrueCar, Inc.* 5,943 8,617
Vimeo, Inc.* 10,623 46,316
Webtoon Entertainment, Inc.*(a) 1,118 9,827
Yelp, Inc., Class
a
A* 4,653 177,605
Ziff Davis, Inc.* 3,083 100,013
ZipRecruiter, Inc., Class
a
A* 5,139 30,680
984,894
IT Services — 0.3%
Applied Digital Corp.*(a) 14,510 99,103
ASGN, Inc.* 3,158 166,774
Backblaze, Inc., Class
a
A* 3,358 19,141
BigBear.ai Holdings, Inc.*(a) 7,551 31,412
BigCommerce Holdings, Inc.,
Series 1* 5,220 26,309
Couchbase, Inc.* 2,967 53,614
DigitalOcean Holdings, Inc.* 4,861 137,566
Fastly, Inc., Class
a
A* 9,674 70,427
Grid Dynamics Holdings, Inc.* 4,502 56,410
Hackett Group, Inc. (The) 1,851 45,386
Information Services Group,
Inc. 2,608 12,310
Rackspace Technology, Inc.* 4,938 5,629

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
URTY
::
Investments
Shares Value
Common Stocks (continued)
Tucows, Inc., Class
a
A* 584 $ 11,330
Unisys Corp.* 4,815 22,967
758,378
Leisure Products — 0.2%
Acushnet Holdings Corp. 2,037 139,005
Clarus Corp. 2,230 7,092
Escalade, Inc. 733 10,878
Funko, Inc., Class
a
A* 2,307 9,666
JAKKS Pacific, Inc. 594 11,957
Johnson Outdoors, Inc.,
Class
a
A 349 9,489
Latham Group, Inc.* 2,957 16,707
Malibu Boats, Inc., Class
a
A* 1,428 43,040
Marine Products Corp. 641 5,327
MasterCraft Boat Holdings,
Inc.* 1,211 20,599
Outdoor Holding Co.* 6,556 9,506
Peloton Interactive, Inc.,
Class
a
A* 25,749 182,818
Smith & Wesson Brands, Inc. 3,218 30,636
Sturm Ruger & Co., Inc. 1,201 43,476
Topgolf Callaway Brands Corp.* 10,371 65,752
605,948
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies
Corp.* 8,467 80,606
Akoya Biosciences, Inc.* 1,943 2,429
BioLife Solutions, Inc.* 2,635 57,654
Codexis, Inc.* 5,892 13,552
Conduit Pharmaceuticals, Inc.* 3 10
CryoPort, Inc.* 3,177 19,094
Cytek Biosciences, Inc.* 8,708 24,121
Harvard Bioscience, Inc.* 2,981 1,392
Lifecore Biomedical, Inc.* 1,844 12,484
Maravai LifeSciences Holdings,
Inc., Class
a
A* 8,073 18,164
MaxCyte, Inc.* 7,735 18,409
Mesa Laboratories, Inc. 378 38,034
Nautilus Biotechnology, Inc.,
Class
a
A* 3,561 2,660
Niagen Bioscience, Inc.* 3,620 39,168
OmniAb, Inc.* 6,966 8,847
Pacific Biosciences of
California, Inc.*(a) 19,996 19,270
Quanterix Corp.* 2,627 13,660
Quantum-Si, Inc.*(a) 8,783 14,756
Standard BioTools, Inc.* 21,561 21,777
406,087
Machinery — 2.5%
374Water, Inc.* 4,776 2,075
3D Systems Corp.* 9,465 14,671
Alamo Group, Inc. 749 148,332
Albany International Corp.,
Class
a
A 2,285 150,970
Astec Industries, Inc. 1,666 65,457
Atmus Filtration Technologies,
Inc. 6,125 220,622
Investments
Shares Value
Common Stocks (continued)
Blue Bird Corp.* 2,351 $ 90,984
Chart Industries, Inc.* 3,141 492,697
Columbus McKinnon Corp. 2,078 30,256
Commercial Vehicle Group,
Inc.* 2,449 3,184
Douglas Dynamics, Inc. 1,655 45,496
Eastern Co. (The) 381 8,523
Energy Recovery, Inc.* 4,150 52,332
Enerpac Tool Group Corp.,
Class
a
A 3,977 170,534
Enpro, Inc. 1,535 284,190
ESCO Technologies, Inc. 1,892 342,906
Federal Signal Corp. 4,397 413,626
Franklin Electric Co., Inc. 3,313 286,210
Gencor Industries, Inc.* 752 10,370
Gorman-Rupp Co. (The) 1,531 55,882
Graham Corp.* 750 29,572
Greenbrier Cos., Inc. (The) 2,244 101,137
Helios Technologies, Inc. 2,434 73,799
Hillenbrand, Inc. 5,133 100,299
Hillman Solutions Corp.* 14,367 104,017
Hyster-Yale, Inc. 839 33,694
JBT Marel Corp. 3,431 393,913
Kadant, Inc. 857 269,021
Kennametal, Inc. 5,688 122,463
L B Foster Co., Class
a
A* 654 12,354
Lindsay Corp. 793 110,544
Luxfer Holdings plc 1,955 22,346
Manitowoc Co., Inc. (The)* 2,513 26,412
Mayville Engineering Co., Inc.* 943 14,862
Miller Industries, Inc. 812 36,808
Mueller Industries, Inc. 8,169 636,120
Mueller Water Products, Inc.,
Class
a
A 11,359 278,636
NN, Inc.* 3,401 6,972
Omega Flex, Inc. 263 8,605
Park-Ohio Holdings Corp. 676 12,371
Proto Labs, Inc.* 1,797 66,453
REV Group, Inc. 3,756 140,812
Shyft Group, Inc. (The) 2,471 25,921
SPX Technologies, Inc.* 3,292 500,680
Standex International Corp. 849 128,148
Taylor Devices, Inc.* 211 7,792
Tennant Co. 1,388 103,295
Terex Corp. 4,870 219,199
Titan International, Inc.* 3,671 26,578
Trinity Industries, Inc. 5,975 153,796
Twin Disc, Inc. 816 5,916
Wabash National Corp. 3,141 27,232
Watts Water Technologies, Inc.,
Class
a
A 2,002 484,724
Worthington Enterprises, Inc. 2,301 135,552
7,309,360
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 627 5,869
Costamare, Inc. 3,138 26,893
Genco Shipping & Trading Ltd. 3,086 40,859
Golden Ocean Group Ltd.(a) 8,895 68,491

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
URTY
::
Investments
Shares Value
Common Stocks (continued)
Himalaya Shipping Ltd. 2,177 $ 13,018
Matson, Inc. 2,395 270,276
Pangaea Logistics Solutions
Ltd. 2,652 11,934
Safe Bulkers, Inc. 4,415 16,777
454,117
Media — 0.4%
Advantage Solutions, Inc.* 7,740 9,211
AMC Networks, Inc., Class
a
A* 2,331 15,408
Boston Omaha Corp., Class
a
A* 1,802 26,489
Cable One, Inc. 409 59,849
Cardlytics, Inc.* 3,092 5,596
Clear Channel Outdoor
Holdings, Inc.* 25,785 27,590
EchoStar Corp., Class
a
A* 8,900 157,797
Emerald Holding, Inc. 1,113 5,098
Entravision Communications
Corp., Class
a
A 4,497 9,309
EW Scripps Co. (The), Class
a
A* 4,482 9,950
Gambling.com Group Ltd.* 1,192 14,054
Gannett Co., Inc.* 10,378 36,738
Gray Media, Inc. 6,254 24,828
Ibotta, Inc., Class
a
A* 1,142 57,089
iHeartMedia, Inc., Class
a
A* 7,680 10,061
Integral Ad Science Holding
Corp.* 5,337 43,443
John Wiley & Sons, Inc.,
Class
a
A 2,875 112,470
Magnite, Inc.* 9,197 150,463
National CineMedia, Inc. 5,093 27,757
PubMatic, Inc., Class
a
A* 2,905 33,988
Scholastic Corp. 1,699 29,342
Sinclair, Inc. 2,340 32,830
Stagwell, Inc., Class
a
A* 6,434 28,696
TechTarget, Inc.* 1,937 15,670
TEGNA, Inc. 11,787 197,079
Thryv Holdings, Inc.* 2,785 37,040
Townsquare Media, Inc.,
Class
a
A 960 6,624
WideOpenWest, Inc.* 3,658 15,400
1,199,869
Metals & Mining — 1.1%
Alpha Metallurgical Resources,
Inc.* 803 89,968
Caledonia Mining Corp. plc 1,202 20,554
Carpenter Technology Corp. 3,517 826,495
Century Aluminum Co.* 3,861 59,807
Coeur Mining, Inc.* 45,693 369,199
Commercial Metals Co. 8,330 388,095
Compass Minerals
International, Inc.* 2,525 48,505
Constellium SE, Class
a
A* 9,468 114,942
Contango ORE, Inc.* 762 14,798
Critical Metals Corp.*(a) 592 817
Dakota Gold Corp.* 5,122 15,673
Hecla Mining Co. 43,685 224,541
i-80 Gold Corp.* 23,142 11,643
Ivanhoe Electric, Inc.* 6,113 44,931
Investments
Shares Value
Common Stocks (continued)
Kaiser Aluminum Corp. 1,171 $ 85,003
Lifezone Metals Ltd.*(a) 2,668 10,645
MAC Copper Ltd., Class
a
A* 3,937 47,874
Materion Corp. 1,507 116,687
Metallus, Inc.* 3,039 38,383
Novagold Resources, Inc.* 17,829 63,828
Olympic Steel, Inc. 725 21,496
Perpetua Resources Corp.* 3,089 42,968
Piedmont Lithium, Inc.* 1,321 8,164
Radius Recycling, Inc., Class
a
A 1,927 57,058
Ramaco Resources, Inc.,
Class
a
A 1,917 17,330
Ramaco Resources, Inc.,
Class
a
B 417 3,105
Ryerson Holding Corp. 1,966 40,814
SSR Mining, Inc.* 14,837 175,522
SunCoke Energy, Inc. 6,124 49,849
Tredegar Corp.* 1,946 16,307
Warrior Met Coal, Inc. 3,789 172,210
Worthington Steel, Inc. 2,382 59,312
3,256,523
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Advanced Flower Capital, Inc. 1,312 6,508
AG Mortgage Investment Trust,
Inc. 2,103 14,637
Angel Oak Mortgage REIT, Inc. 868 7,907
Apollo Commercial Real Estate
Finance, Inc. 10,136 99,637
Arbor Realty Trust, Inc.(a) 13,462 128,966
Ares Commercial Real Estate
Corp. 3,905 18,002
ARMOUR Residential REIT, Inc. 4,102 66,493
Blackstone Mortgage Trust,
Inc., Class
a
A 12,694 239,790
BrightSpire Capital, Inc.,
Class
a
A 9,443 47,782
Chicago Atlantic Real Estate
Finance, Inc. 1,272 18,520
Chimera Investment Corp. 5,890 77,630
Claros Mortgage Trust, Inc. 6,311 16,219
Dynex Capital, Inc. 6,149 74,034
Ellington Financial, Inc. 6,434 80,875
Franklin BSP Realty Trust, Inc. 6,005 66,235
Granite Point Mortgage Trust,
Inc. 3,604 9,334
Invesco Mortgage Capital, Inc.
(a) 4,472 33,003
KKR Real Estate Finance Trust,
Inc. 4,299 38,390
Ladder Capital Corp., Class
a
A 8,299 87,305
MFA Financial, Inc. 7,482 69,583
New York Mortgage Trust, Inc. 6,635 43,327
Nexpoint Real Estate Finance,
Inc. 597 8,818
Orchid Island Capital, Inc.(a) 5,753 39,293
PennyMac Mortgage
Investment Trust 6,354 78,027
Ready Capital Corp. 11,816 52,818
Redwood Trust, Inc. 9,627 52,467
Seven Hills Realty Trust 935 11,024

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
URTY
::
Investments
Shares Value
Common Stocks (continued)
Sunrise Realty Trust, Inc. 763 $ 8,195
TPG RE Finance Trust, Inc. 4,361 33,492
Two Harbors Investment Corp. 7,593 80,410
1,608,721
Multi-Utilities — 0.3%
Avista Corp. 5,797 223,242
Black Hills Corp. 5,257 307,377
Northwestern Energy Group,
Inc. 4,508 249,428
Unitil Corp. 1,170 64,151
844,198
Office REITs — 0.4%
Brandywine Realty Trust, REIT 12,410 52,494
City Office REIT, Inc. 2,851 13,913
COPT Defense Properties, REIT 8,232 225,968
Douglas Emmett, Inc., REIT 11,806 167,999
Easterly Government
Properties, Inc., Class
a
A, REIT 2,913 63,300
Empire State Realty Trust, Inc.,
Class
a
A, REIT 9,968 76,355
Franklin Street Properties
Corp., REIT 7,131 12,979
JBG SMITH Properties, REIT(a) 5,963 101,967
NET Lease Office Properties,
REIT* 1,085 33,863
Orion Properties, Inc., REIT 4,104 7,839
Paramount Group, Inc., REIT 13,488 81,602
Peakstone Realty Trust, REIT 2,669 33,069
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 9,027 64,272
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,632 22,587
SL Green Realty Corp., REIT 5,244 297,702
1,255,909
Oil, Gas & Consumable Fuels — 1.8%
Aemetis, Inc.* 2,646 4,525
Amplify Energy Corp.* 2,868 8,231
Ardmore Shipping Corp.(a) 3,066 29,464
Berry Corp. 5,599 13,382
BKV Corp.* 1,053 22,639
California Resources Corp. 5,117 226,018
Centrus Energy Corp., Class
a
A* 1,059 134,408
Clean Energy Fuels Corp.* 12,479 22,337
CNX Resources Corp.* 10,669 344,395
Comstock Resources, Inc.* 6,752 157,322
Core Natural Resources, Inc. 3,845 266,458
Crescent Energy Co., Class
a
A 12,124 101,720
CVR Energy, Inc. 2,499 58,452
Delek US Holdings, Inc. 4,576 88,086
DHT Holdings, Inc. 9,867 114,260
Diversified Energy Co. plc(a)(b) 3,435 47,987
Dorian LPG Ltd. 2,658 56,908
Empire Petroleum Corp.* 1,162 5,717
Encore Energy Corp.* 13,273 26,679
Energy Fuels, Inc.*(a) 13,710 67,042
Evolution Petroleum Corp. 2,242 10,067
Excelerate Energy, Inc., Class
a
A 1,210 34,037
Investments
Shares Value
Common Stocks (continued)
FLEX LNG Ltd.(a) 2,232 $ 53,345
FutureFuel Corp. 1,910 7,544
Golar LNG Ltd. 7,237 297,875
Granite Ridge Resources, Inc. 3,850 21,637
Green Plains, Inc.* 4,659 19,381
Gulfport Energy Corp.* 930 178,095
Hallador Energy Co.* 1,852 31,947
HighPeak Energy, Inc.(a) 1,064 10,523
Infinity Natural Resources, Inc.,
Class
a
A* 931 15,529
International Seaways, Inc. 2,962 109,742
Kinetik Holdings, Inc., Class
a
A 2,797 124,578
Kosmos Energy Ltd.* 34,201 56,774
Magnolia Oil & Gas Corp.,
Class
a
A 12,659 272,168
Murphy Oil Corp. 10,138 212,188
NACCO Industries, Inc.,
Class
a
A 296 10,615
NextDecade Corp.* 8,456 70,016
Nordic American Tankers Ltd. 14,904 39,496
Northern Oil & Gas, Inc. 7,165 190,446
Par Pacific Holdings, Inc.* 3,977 85,863
PBF Energy, Inc., Class
a
A 7,337 139,770
Peabody Energy Corp. 8,935 117,585
Prairie Operating Co.*(a) 306 1,184
PrimeEnergy Resources Corp.* 52 10,041
REX American Resources
Corp.* 1,125 47,408
Riley Exploration Permian, Inc. 832 21,349
Ring Energy, Inc.* 10,832 7,990
Sable Offshore Corp.* 3,688 106,141
SandRidge Energy, Inc. 2,352 23,073
Scorpio Tankers, Inc. 3,258 129,473
SFL Corp. Ltd. 9,549 81,930
Sitio Royalties Corp., Class
a
A 5,807 99,125
SM Energy Co. 8,367 195,955
Talos Energy, Inc.* 10,598 85,208
Teekay Corp. Ltd. 4,016 33,935
Teekay Tankers Ltd., Class
a
A 1,754 77,509
Uranium Energy Corp.* 30,104 178,517
Ur-Energy, Inc.* 25,859 21,122
VAALCO Energy, Inc. 7,615 24,140
Verde Clean Fuels, Inc.* 245 848
Vital Energy, Inc.* 2,088 31,069
Vitesse Energy, Inc. 1,885 39,453
W&T Offshore, Inc.(a) 7,208 10,668
World Kinect Corp. 4,176 114,381
5,245,770
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,185 34,116
Sylvamo Corp. 2,542 134,650
168,766
Passenger Airlines — 0.3%
Allegiant Travel Co.* 1,132 62,917
Blade Air Mobility, Inc.* 4,297 14,996
Frontier Group Holdings, Inc.* 3,086 12,406
JetBlue Airways Corp.* 22,777 115,024
Joby Aviation, Inc.*(a) 31,594 247,065

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
URTY
::
Investments
Shares Value
Common Stocks (continued)
SkyWest, Inc.* 2,896 $ 293,799
Sun Country Airlines Holdings,
Inc.* 2,885 33,408
Wheels Up Experience, Inc.* 6,554 8,586
788,201
Personal Care Products — 0.2%
Beauty Health Co. (The)*(a) 5,441 8,869
Edgewell Personal Care Co. 3,510 96,946
Herbalife Ltd.* 7,380 57,638
Honest Co., Inc. (The)* 6,037 30,366
Interparfums, Inc. 1,330 181,173
Medifast, Inc.* 788 11,087
Nature's Sunshine Products,
Inc.* 927 14,331
Nu Skin Enterprises, Inc.,
Class
a
A 3,628 31,310
Olaplex Holdings, Inc.* 10,136 13,380
USANA Health Sciences, Inc.* 835 24,941
Waldencast plc, Class
a
A* 1,815 4,882
474,923
Pharmaceuticals — 1.1%
Alto Neuroscience, Inc.* 1,560 4,025
Alumis, Inc.*(a) 4,182 14,637
Amneal Pharmaceuticals, Inc.* 11,636 85,175
Amphastar Pharmaceuticals,
Inc.* 2,765 71,088
ANI Pharmaceuticals, Inc.* 1,351 79,331
Aquestive Therapeutics, Inc.*(a) 5,429 14,713
Arvinas, Inc.* 4,696 33,811
Atea Pharmaceuticals, Inc.* 5,640 16,751
Avadel Pharmaceuticals plc,
ADR* 6,755 61,538
Axsome Therapeutics, Inc.* 2,692 283,091
BioAge Labs, Inc.* 888 3,516
Biote Corp., Class
a
A* 1,969 6,813
Cassava Sciences, Inc.* 2,970 5,970
Collegium Pharmaceutical, Inc.* 2,345 68,333
Contineum Therapeutics, Inc.,
Class
a
A* 768 2,811
Corcept Therapeutics, Inc.* 5,899 457,526
CorMedix, Inc.* 4,435 53,841
Edgewise Therapeutics, Inc.* 5,380 76,826
Enliven Therapeutics, Inc.* 2,674 47,517
Esperion Therapeutics, Inc.*(a) 13,811 11,737
Evolus, Inc.* 4,089 37,578
EyePoint Pharmaceuticals, Inc.* 4,780 34,607
Fulcrum Therapeutics, Inc.* 3,948 27,142
Harmony Biosciences Holdings,
Inc.* 2,786 96,117
Harrow, Inc.* 2,227 62,601
Innoviva, Inc.* 4,049 79,239
LENZ Therapeutics, Inc.*(a) 919 26,835
Ligand Pharmaceuticals, Inc.* 1,308 133,665
Liquidia Corp.* 4,634 69,139
Lyra Therapeutics, Inc.* 70 347
Maze Therapeutics, Inc.*(a) 645 6,456
MBX Biosciences, Inc.*(a) 823 10,222
MediWound Ltd.*(a) 681 14,955
Investments
Shares Value
Common Stocks (continued)
Mind Medicine MindMed, Inc.* 5,372 $ 39,001
Nektar Therapeutics, Class
a
A* 13,049 9,454
Neumora Therapeutics, Inc.* 6,229 4,462
Nuvation Bio, Inc.* 13,253 28,096
Ocular Therapeutix, Inc.* 11,555 92,556
Omeros Corp.*(a) 4,091 12,641
Pacira BioSciences, Inc.* 3,350 86,564
Phathom Pharmaceuticals,
Inc.*(a) 2,917 12,397
Phibro Animal Health Corp.,
Class
a
A 1,494 36,483
Pliant Therapeutics, Inc.* 4,165 5,623
Prestige Consumer Healthcare,
Inc.* 3,621 310,211
Rapport Therapeutics, Inc.*(a) 1,233 10,197
Scilex Holding Co.* 139 713
scPharmaceuticals, Inc.* 2,879 10,480
Septerna, Inc.*(a) 1,358 12,561
SIGA Technologies, Inc. 3,387 20,254
Supernus Pharmaceuticals,
Inc.* 3,673 116,434
Tarsus Pharmaceuticals, Inc.* 2,722 116,910
Telomir Pharmaceuticals, Inc.* 1,411 2,744
Terns Pharmaceuticals, Inc.* 5,140 15,985
Theravance Biopharma, Inc.* 2,718 24,897
Third Harmonic Bio, Inc.* 1,604 8,357
Trevi Therapeutics, Inc.* 5,450 35,479
Ventyx Biosciences, Inc.* 4,443 7,553
Verrica Pharmaceuticals, Inc.* 2,953 1,461
Veru, Inc.* 9,653 4,906
WaVe Life Sciences Ltd.* 7,059 42,425
Xeris Biopharma Holdings, Inc.* 10,253 50,650
Zevra Therapeutics, Inc.* 3,923 33,542
3,150,989
Professional Services — 1.4%
Alight, Inc., Class
a
A 30,683 167,529
Asure Software, Inc.* 1,777 17,237
Barrett Business Services, Inc. 1,871 77,319
BlackSky Technology, Inc.* 1,874 20,970
CBIZ, Inc.* 3,505 253,201
Conduent, Inc.* 11,382 25,496
CRA International, Inc. 483 91,794
CSG Systems International, Inc. 2,112 139,519
DLH Holdings Corp.* 625 3,125
ExlService Holdings, Inc.* 11,492 528,517
Exponent, Inc. 3,694 282,000
First Advantage Corp.* 4,387 75,105
FiscalNote Holdings, Inc.* 5,404 3,239
Forrester Research, Inc.* 857 9,110
Franklin Covey Co.* 822 19,218
Heidrick & Struggles
International, Inc. 1,473 64,311
HireQuest, Inc. 401 4,014
Huron Consulting Group, Inc.* 1,286 183,679
IBEX Holdings Ltd.* 624 17,965
ICF International, Inc. 1,364 117,195
Innodata, Inc.* 1,973 77,874
Insperity, Inc. 2,625 169,890
Kelly Services, Inc., Class
a
A 2,289 26,827

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
URTY
::
Investments
Shares Value
Common Stocks (continued)
Kforce, Inc. 1,332 $ 54,346
Korn Ferry 3,755 255,378
Legalzoom.com, Inc.* 9,219 84,169
Maximus, Inc. 4,177 302,874
Mistras Group, Inc.* 1,532 11,567
NV5 Global, Inc.* 4,178 92,334
Planet Labs PBC* 16,100 61,824
Resolute Holdings
Management, Inc.*(a) 153 5,262
Resources Connection, Inc. 2,396 12,495
Spire Global, Inc.*(a) 1,632 16,940
TriNet Group, Inc. 2,335 194,295
TrueBlue, Inc.* 2,132 12,792
TTEC Holdings, Inc.* 1,430 7,021
Upwork, Inc.* 9,106 141,052
Verra Mobility Corp., Class
a
A* 12,049 284,959
Willdan Group, Inc.* 933 50,429
WNS Holdings Ltd.* 3,139 182,031
4,144,902
Real Estate Management & Development — 0.3%
American Realty Investors, Inc.* 109 1,556
Anywhere Real Estate, Inc.* 7,176 25,044
Compass, Inc., Class
a
A* 26,926 159,133
Cushman & Wakefield plc* 16,740 167,902
eXp World Holdings, Inc.(a) 5,992 51,052
Forestar Group, Inc.* 1,393 26,676
FRP Holdings, Inc.* 972 26,361
Kennedy-Wilson Holdings, Inc. 8,314 52,960
Marcus & Millichap, Inc. 1,719 49,524
Maui Land & Pineapple Co.,
Inc.* 558 8,861
Newmark Group, Inc., Class
a
A 9,626 105,982
Offerpad Solutions, Inc.* 761 738
Opendoor Technologies, Inc.* 46,841 30,550
RE/MAX Holdings, Inc.,
Class
a
A* 1,308 9,875
Real Brokerage, Inc. (The)* 7,348 30,274
Redfin Corp.*(a) 8,896 88,871
RMR Group, Inc. (The), Class
a
A 1,130 17,063
St Joe Co. (The) 2,636 117,856
Star Holdings* 949 6,007
Stratus Properties, Inc.* 407 7,387
Tejon Ranch Co.* 1,529 25,519
Transcontinental Realty
Investors, Inc.* 89 3,500
1,012,691
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT 10,170 81,157
BRT Apartments Corp., REIT 836 13,175
Centerspace, REIT 1,210 77,138
Clipper Realty, Inc., REIT 868 3,298
Elme Communities, REIT 6,434 103,330
Independence Realty Trust,
Inc., REIT 16,522 307,144
NexPoint Residential Trust, Inc.,
REIT 1,635 55,590
Investments
Shares Value
Common Stocks (continued)
UMH Properties, Inc., REIT 5,285 $ 88,735
Veris Residential, Inc., REIT 5,739 87,233
816,800
Retail REITs — 0.8%
Acadia Realty Trust, REIT 8,566 164,981
Alexander's, Inc., REIT 160 36,031
CBL & Associates Properties,
Inc., REIT 1,599 40,311
Curbline Properties Corp., REIT 6,945 157,582
FrontView REIT, Inc. 1,056 12,155
Getty Realty Corp., REIT 3,686 107,852
InvenTrust Properties Corp.,
REIT 5,669 159,242
Kite Realty Group Trust, REIT 15,885 351,376
Macerich Co. (The), REIT 18,246 295,220
NETSTREIT Corp., REIT 5,997 96,552
Phillips Edison & Co., Inc., REIT 8,976 318,289
Saul Centers, Inc., REIT 769 25,900
SITE Centers Corp., REIT 3,472 41,386
Tanger, Inc., REIT 7,891 235,152
Urban Edge Properties, REIT 9,205 167,163
Whitestone REIT 3,622 44,623
2,253,815
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class
a
A* 3,766 84,923
Aehr Test Systems*(a) 2,074 19,786
Alpha & Omega Semiconductor
Ltd.* 1,742 36,965
Ambarella, Inc.* 2,820 148,445
Axcelis Technologies, Inc.* 2,384 134,314
CEVA, Inc.* 1,705 31,986
Cohu, Inc.* 3,350 57,184
Credo Technology Group
Holding Ltd.* 10,371 632,216
Diodes, Inc.* 3,335 148,074
Everspin Technologies, Inc.* 1,463 8,207
FormFactor, Inc.* 5,661 168,981
GCT Semiconductor Holding,
Inc.* 572 589
Ichor Holdings Ltd.* 2,417 38,140
Impinj, Inc.* 1,674 190,987
indie Semiconductor, Inc.,
Class
a
A*(a) 12,315 32,635
Kulicke & Soffa Industries, Inc. 3,818 122,749
MaxLinear, Inc., Class
a
A* 5,835 66,461
Navitas Semiconductor Corp.,
Class
a
A*(a) 9,414 48,011
NVE Corp. 351 24,977
PDF Solutions, Inc.* 2,278 40,321
Penguin Solutions, Inc.* 3,807 67,612
Photronics, Inc.* 4,507 75,312
Power Integrations, Inc. 4,136 205,683
QuickLogic Corp.* 1,010 5,232
Rambus, Inc.* 7,814 417,815
Rigetti Computing, Inc.*(a) 13,818 167,336
Semtech Corp.* 5,408 201,881
Silicon Laboratories, Inc.* 2,343 282,402
SiTime Corp.* 1,358 266,263

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
URTY
::
Investments
Shares Value
Common Stocks (continued)
SkyWater Technology, Inc.* 1,990 $ 17,990
Synaptics, Inc.* 2,894 170,051
Ultra Clean Holdings, Inc.* 3,235 62,662
Veeco Instruments, Inc.* 4,064 78,476
4,054,666
Software — 3.8%
8x8, Inc.* 9,540 15,646
A10 Networks, Inc. 5,175 89,321
ACI Worldwide, Inc.* 7,710 356,665
Adeia, Inc. 7,953 102,117
Agilysys, Inc.* 1,647 174,434
Airship AI Holdings, Inc.* 588 3,028
Alarm.com Holdings, Inc.* 3,460 198,604
Alkami Technology, Inc.* 4,435 127,018
Amplitude, Inc., Class
a
A* 5,709 70,735
Appian Corp., Class
a
A* 2,945 92,768
Arteris, Inc.* 2,111 16,402
Asana, Inc., Class
a
A* 5,940 106,385
AudioEye, Inc.* 617 7,540
Aurora Innovation, Inc.,
Class
a
A* 70,187 425,333
AvePoint, Inc.* 9,414 175,571
Bit Digital, Inc.* 9,122 21,528
Blackbaud, Inc.* 2,875 178,911
BlackLine, Inc.* 4,267 238,653
Blend Labs, Inc., Class
a
A* 17,533 64,171
Box, Inc., Class
a
A* 10,298 389,470
Braze, Inc., Class
a
A* 4,820 177,376
C3.ai, Inc., Class
a
A* 8,222 218,623
Cerence, Inc.* 3,105 26,424
Cipher Mining, Inc.* 14,804 46,188
Cleanspark, Inc.* 20,183 174,179
Clear Secure, Inc., Class
a
A 6,485 160,504
Clearwater Analytics Holdings,
Inc., Class
a
A* 14,463 334,095
Commvault Systems, Inc.* 3,192 584,615
Consensus Cloud Solutions,
Inc.* 1,317 28,935
Core Scientific, Inc.* 13,038 138,855
CS Disco, Inc.* 2,126 8,376
Daily Journal Corp.* 101 42,564
Digimarc Corp.*(a) 1,110 14,519
Digital Turbine, Inc.* 7,135 33,677
Domo, Inc., Class
a
B* 2,537 32,220
D-Wave Quantum, Inc.*(a) 13,350 218,006
E2open Parent Holdings, Inc.* 14,959 48,018
eGain Corp.* 1,282 6,910
EverCommerce, Inc.* 1,541 15,425
Freshworks, Inc., Class
a
A* 15,118 230,852
Hut 8 Corp.* 5,920 90,398
I3 Verticals, Inc., Class
a
A* 1,663 41,093
Intapp, Inc.* 3,897 214,803
InterDigital, Inc. 1,851 402,148
Jamf Holding Corp.* 6,082 63,861
Kaltura, Inc.* 7,127 15,109
Life360, Inc.* 769 48,870
LiveRamp Holdings, Inc.* 4,698 153,061
MARA Holdings, Inc.* 24,948 352,266
Meridianlink, Inc.* 2,394 39,956
Investments
Shares Value
Common Stocks (continued)
Mitek Systems, Inc.* 3,270 $ 30,705
N-able, Inc.* 5,294 41,240
NCR Voyix Corp.* 10,636 117,953
NextNav, Inc.* 5,865 73,606
Olo, Inc., Class
a
A* 7,766 67,642
ON24, Inc.* 2,017 11,477
OneSpan, Inc. 2,767 44,078
Ooma, Inc.* 1,834 25,034
Pagaya Technologies Ltd.,
Class
a
A* 2,633 43,287
PagerDuty, Inc.* 6,342 90,437
Porch Group, Inc.* 5,774 52,659
Progress Software Corp. 3,149 193,852
PROS Holdings, Inc.* 3,344 58,821
Q2 Holdings, Inc.* 4,304 376,686
Qualys, Inc.* 2,714 376,025
Rapid7, Inc.* 4,594 105,432
Red Violet, Inc. 806 39,139
Rekor Systems, Inc.* 5,383 6,244
ReposiTrak, Inc. 857 18,700
Rimini Street, Inc.* 3,882 11,840
Riot Platforms, Inc.* 22,737 183,488
Roadzen, Inc.* 2,988 2,939
Sapiens International Corp. NV 2,251 64,604
SEMrush Holdings, Inc.,
Class
a
A* 2,690 26,470
Silvaco Group, Inc.* 480 2,222
SoundHound AI, Inc.,
Class
a
A*(a) 23,675 239,354
SoundThinking, Inc.* 716 11,105
Sprinklr, Inc., Class
a
A* 8,523 71,934
Sprout Social, Inc., Class
a
A* 3,657 79,832
SPS Commerce, Inc.* 2,758 388,216
Telos Corp.* 4,026 10,146
Tenable Holdings, Inc.* 8,721 280,991
Terawulf, Inc.*(a) 19,561 69,050
Varonis Systems, Inc., Class
a
B* 8,059 384,253
Verint Systems, Inc.* 4,466 78,334
Vertex, Inc., Class
a
A* 4,033 159,586
Viant Technology, Inc.,
Class
a
A*(a) 1,105 15,238
Weave Communications, Inc.* 2,933 28,303
WM Technology, Inc.* 6,299 6,551
Workiva, Inc., Class
a
A* 3,742 251,799
Xperi, Inc.* 3,275 25,512
Yext, Inc.* 7,781 52,211
Zeta Global Holdings Corp.,
Class
a
A* 13,066 171,687
11,204,908
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 3,214 36,382
Four Corners Property Trust,
Inc., REIT 7,055 194,789
Gladstone Land Corp., REIT 2,456 24,278
Outfront Media, Inc., REIT 10,560 174,451
PotlatchDeltic Corp., REIT 5,747 226,087
Safehold, Inc., REIT 3,784 57,025
Uniti Group, Inc., REIT 17,774 76,428
789,440

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
URTY
::
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 1.3%
1-800-Flowers.com, Inc.,
Class
a
A*(a) 1,857 $ 9,136
Abercrombie & Fitch Co.,
Class
a
A* 3,625 284,526
Academy Sports & Outdoors,
Inc. 4,972 203,404
aka Brands Holding Corp.* 49 610
American Eagle Outfitters, Inc. 12,990 142,370
America's Car-Mart, Inc.* 533 26,522
Arhaus, Inc., Class
a
A* 3,748 33,657
Arko Corp. 5,888 25,201
Asbury Automotive Group, Inc.* 1,436 327,279
BARK, Inc.* 9,494 12,247
Beyond, Inc.* 3,337 21,390
Boot Barn Holdings, Inc.* 2,164 346,911
Buckle, Inc. (The) 2,260 96,299
Build-A-Bear Workshop, Inc. 913 46,599
Caleres, Inc. 2,390 32,145
Camping World Holdings, Inc.,
Class
a
A 4,105 66,747
Citi Trends, Inc.* 478 12,657
Designer Brands, Inc.,
Class
a
A(a) 2,496 8,861
Destination XL Group, Inc.* 3,666 4,143
EVgo, Inc., Class
a
A* 9,066 35,811
Foot Locker, Inc.* 6,101 144,960
Genesco, Inc.* 770 16,732
Group 1 Automotive, Inc. 955 404,844
GrowGeneration Corp.* 4,092 4,419
Haverty Furniture Cos., Inc. 1,070 22,427
J Jill, Inc. 452 7,232
Lands' End, Inc.* 1,017 8,563
Leslie's, Inc.* 13,558 10,219
MarineMax, Inc.* 1,610 34,132
Monro, Inc. 2,183 33,465
National Vision Holdings, Inc.* 5,690 112,719
ODP Corp. (The)* 2,144 35,269
OneWater Marine, Inc., Class
a
A* 874 12,909
Petco Health & Wellness Co.,
Inc., Class
a
A* 6,228 22,857
RealReal, Inc. (The)* 7,407 41,849
Revolve Group, Inc., Class
a
A* 2,805 57,783
RumbleON, Inc., Class
a
B* 1,251 1,977
Sally Beauty Holdings, Inc.* 7,459 64,968
Shoe Carnival, Inc. 1,306 25,101
Signet Jewelers Ltd. 3,051 203,105
Sleep Number Corp.* 1,577 16,968
Sonic Automotive, Inc., Class
a
A 1,077 75,315
Stitch Fix, Inc., Class
a
A* 7,405 32,730
ThredUp, Inc., Class
a
A* 5,751 41,407
Tile Shop Holdings, Inc.* 2,092 13,326
Tilly's, Inc., Class
a
A* 1,081 1,546
Torrid Holdings, Inc.*(a) 1,480 7,637
Upbound Group, Inc. 3,921 89,948
Urban Outfitters, Inc.* 4,632 323,777
Victoria's Secret & Co.* 5,742 121,788
Warby Parker, Inc., Class
a
A* 6,488 137,351
Winmark Corp. 212 90,062
Investments
Shares Value
Common Stocks (continued)
Zumiez, Inc.* 1,132 $ 14,139
3,968,039
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A*(a) 1,799 24,664
Corsair Gaming, Inc.* 3,268 28,726
CPI Card Group, Inc.* 357 7,947
Diebold Nixdorf, Inc.* 1,849 89,066
Eastman Kodak Co.* 4,422 25,117
Immersion Corp. 2,246 16,890
IonQ, Inc.* 14,870 599,856
Turtle Beach Corp.* 1,171 13,443
Xerox Holdings Corp. 8,505 41,589
847,298
Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc., Class
a
A* 9,502 41,334
G-III Apparel Group Ltd.* 2,857 82,996
Hanesbrands, Inc.* 25,831 127,863
Kontoor Brands, Inc. 4,025 276,115
Movado Group, Inc. 1,104 17,885
Oxford Industries, Inc. 1,084 58,189
Rocky Brands, Inc. 527 11,989
Steven Madden Ltd. 5,218 128,624
Superior Group of Cos., Inc. 931 9,180
Vera Bradley, Inc.* 1,759 3,553
Wolverine World Wide, Inc. 5,803 98,999
856,727
Tobacco — 0.1%
Ispire Technology, Inc.*(a) 1,406 3,543
Turning Point Brands, Inc. 1,252 93,049
Universal Corp. 1,755 114,759
211,351
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. 1,962 9,320
Applied Industrial Technologies,
Inc. 2,813 637,201
BlueLinx Holdings, Inc.* 597 39,951
Boise Cascade Co. 2,811 244,220
Custom Truck One Source, Inc.* 3,617 15,553
Distribution Solutions Group,
Inc.* 769 20,955
DNOW, Inc.* 7,709 111,164
DXP Enterprises, Inc.* 899 74,329
EVI Industries, Inc. 480 8,899
FTAI Aviation Ltd. 7,426 869,956
GATX Corp. 2,609 415,457
Global Industrial Co. 995 25,920
GMS, Inc.* 2,851 215,906
Herc Holdings, Inc.(a) 2,361 292,764
Hudson Technologies, Inc.* 3,249 23,230
Karat Packaging, Inc. 501 15,762
McGrath RentCorp 1,783 200,374
MRC Global, Inc.* 6,161 76,458
Rush Enterprises, Inc., Class
a
A 4,445 220,694
Rush Enterprises, Inc.,
Class
a
B(a) 646 33,731
Titan Machinery, Inc.* 1,530 28,580

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
URTY
::
Investments
Shares Value
Common Stocks (continued)
Transcat, Inc.* 674 $ 58,894
Willis Lease Finance Corp. 209 28,077
Xometry, Inc., Class
a
A* 3,208 106,345
3,773,740
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.* 830 8,549
Water Utilities — 0.2%
American States Water Co. 2,765 218,076
Cadiz, Inc.* 3,081 9,074
California Water Service Group 4,357 205,868
Consolidated Water Co. Ltd. 1,097 29,652
Global Water Resources, Inc. 843 8,557
H2O America 2,444 128,261
Middlesex Water Co. 1,294 74,987
Pure Cycle Corp.* 1,520 16,142
York Water Co. (The) 1,049 34,260
724,877
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,840 51,352
Spok Holdings, Inc. 1,336 21,643
Telephone and Data Systems,
Inc. 7,210 247,736
320,731
Total Common Stocks
(Cost $163,090,941)
178,945,105
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR* 899 —
Cartesian Therapeutics,
Inc., expiring 12/31/2049* 9,359 —
Chinook Therape, CVR* 4,511 —
Oncternal Therapeutics,
Inc., CVR* 23 —
Tobira Therapeutics, Inc.,
CVR* 218 —
—
Food Products — 0.0%(c)
Prevail Therape, CVR* 1,074 537
Total Rights
(Cost $3,929) 537
Shares
Securities Lending Reinvestments (d) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (e)
(Cost $2,655,678) 2,655,678 2,655,678
Investments
Principal
Amount Value
Short-Term Investments — 47 .7%
Repurchase Agreements (f) — 13 .8%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $40,737,212
(Cost $40,723,147) $ 40,723,147
$ 40,723,147
U.S. Treasury Obligations (g) — 33 .9%
U.S. Treasury Bills
4.25%, 6/10/2025 (h) 25,000,000 24,976,500
4.23%, 6/26/2025 (h) 35,600,000 35,499,756
4.25%, 7/1/2025 (h) 40,000,000 39,864,103
Total U.S. Treasury Obligations
(Cost $100,329,363) 100,340,359
Total Short-Term Investments
(Cost $141,052,510) 141,063,506
Total Investments — 109.2%
(Cost $306,803,058) 322,664,826
Liabilities in excess of other assets — (9.2%) (27,059,370)
Net Assets — 100.0% $ 295,605,456
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$2,733,497, collateralized in the form of cash with a value of
$2,655,678 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $303,800 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
5, 2025 – November 15, 2054. The total value of collateral is
$2,959,478.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $2,655,678.
(e) Rate shown is the 7-day yield as of May 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $90,802,167.
(h) The rate shown was the current yield as of May 31, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
URTY
::
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 60,111,538
Aggregate gross unrealized depreciation (117,011,449)
Net unrealized depreciation $ (56,899,911)
Federal income tax cost $ 321,090,477
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 202 6/20/2025 U.S. Dollar $ 20,889,830 $ 2,578,327
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
100,031,165 4/7/2026
Bank of
America NA 5.23% Russell 2000
®
Index (25,954,805) 25,772,790 182,015 —
136,001,142 4/6/2027
Barclays Bank
PLC 5.18% Russell 2000
®
Index 10,691,118 (10,691,118) — —
134,408,032 3/8/2027 BNP Paribas 5.13% Russell 2000
®
Index 11,452,109 (11,452,109) — —
109,209,625 11/6/2025 Citibank NA 5.08% Russell 2000
®
Index (4,490,837) 2,350,837 2,140,000 —
69,321,963 4/7/2026
Goldman Sachs
International 4.88% Russell 2000
®
Index (13,244,656) — 13,244,656 —
73,163,196 3/6/2026
Societe
Generale 5.03% Russell 2000
®
Index (13,420,838) 13,414,166 6,672 —
64,966,224 11/6/2026 UBS AG 5.03% Russell 2000
®
Index (26,084,678) 16,388,978 9,695,700 —
687,101,347 (61,052,587)
Total Unrealized
Appreciation
22,143,227
Total Unrealized
Depreciation
(83,195,814)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
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::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 66 .3%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.* 3,596 $ 2,698,295
Boeing Co. (The)* 37,953 7,868,416
General Dynamics Corp. 12,913 3,596,141
General Electric Co. 54,522 13,407,505
Howmet Aerospace, Inc. 20,623 3,503,641
Huntington Ingalls Industries,
Inc. 1,867 416,453
L3Harris Technologies, Inc. 9,547 2,332,714
Lockheed Martin Corp. 10,626 5,125,770
Northrop Grumman Corp. 6,902 3,345,882
RTX Corp. 67,539 9,217,723
Textron, Inc. 9,225 682,927
TransDigm Group, Inc. 2,779 4,080,767
56,276,234
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 5,929 569,006
Expeditors International of
Washington, Inc. 7,214 813,234
FedEx Corp. 11,257 2,455,152
United Parcel Service, Inc.,
Class
a
B 37,071 3,615,905
7,453,297
Automobile Components — 0.0%(b)
Aptiv plc* 11,707 782,145
Automobiles — 1.4%
Ford Motor Co. 197,422 2,049,241
General Motors Co. 50,443 2,502,477
Tesla, Inc.* 141,885 49,157,477
53,709,195
Banks — 2.3%
Bank of America Corp. 335,797 14,818,722
Citigroup, Inc. 95,096 7,162,631
Citizens Financial Group, Inc. 22,240 897,384
Fifth Third Bancorp 33,983 1,297,811
Huntington Bancshares, Inc. 73,696 1,151,868
JPMorgan Chase & Co. 141,919 37,466,616
KeyCorp 50,497 800,882
M&T Bank Corp. 8,417 1,537,281
PNC Financial Services Group,
Inc. (The) 20,016 3,478,981
Regions Financial Corp. 46,104 988,470
Truist Financial Corp. 66,731 2,635,874
US Bancorp 79,162 3,450,671
Wells Fargo & Co. 166,724 12,467,621
88,154,812
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 9,190 306,395
Coca-Cola Co. (The) 196,306 14,153,663
Constellation Brands, Inc.,
Class
a
A 8,007 1,427,568
Keurig Dr Pepper, Inc. 69,063 2,325,351
Molson Coors Beverage Co.,
Class
a
B 8,694 465,911
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 35,481 $ 2,269,010
PepsiCo, Inc. 69,631 9,152,995
30,100,893
Biotechnology — 1.1%
AbbVie, Inc. 89,583 16,672,292
Amgen, Inc. 27,264 7,856,940
Biogen, Inc.* 7,384 958,369
Gilead Sciences, Inc. 63,178 6,954,634
Incyte Corp.* 8,124 528,547
Moderna, Inc.* 17,142 455,291
Regeneron Pharmaceuticals,
Inc. 5,409 2,651,925
Vertex Pharmaceuticals, Inc.* 13,012 5,751,955
41,829,953
Broadline Retail — 2.6%
Amazon.com, Inc.* 478,236 98,043,162
eBay, Inc. 24,404 1,785,641
99,828,803
Building Products — 0.4%
A O Smith Corp. 5,973 384,124
Allegion plc 4,337 618,890
Builders FirstSource, Inc.* 5,776 621,960
Carrier Global Corp. 40,980 2,917,776
Johnson Controls International
plc 33,533 3,399,240
Lennox International, Inc. 1,670 942,631
Masco Corp. 10,777 672,700
Trane Technologies plc 11,406 4,907,660
14,464,981
Capital Markets — 2.2%
Ameriprise Financial, Inc. 4,970 2,530,923
Bank of New York Mellon Corp.
(The) 36,527 3,236,657
Blackrock, Inc. 7,364 7,215,910
Blackstone, Inc. 37,081 5,145,360
Cboe Global Markets, Inc. 5,293 1,212,732
Charles Schwab Corp. (The) 86,419 7,634,254
CME Group, Inc. 18,332 5,297,948
Coinbase Global, Inc., Class
a
A* 10,619 2,618,858
FactSet Research Systems, Inc. 1,814 831,284
Franklin Resources, Inc. 15,690 339,532
Goldman Sachs Group, Inc.
(The) 15,918 9,557,963
Intercontinental Exchange, Inc. 29,150 5,241,170
Invesco Ltd. 22,816 329,919
KKR & Co., Inc. 34,322 4,168,750
MarketAxess Holdings, Inc. 1,794 388,240
Moody's Corp. 7,971 3,820,660
Morgan Stanley 62,840 8,045,405
MSCI, Inc., Class
a
A 4,018 2,266,232
Nasdaq, Inc. 20,988 1,753,337
Northern Trust Corp. 9,948 1,061,850
Raymond James Financial, Inc. 9,386 1,379,554
S&P Global, Inc. 16,062 8,237,557
State Street Corp. 14,745 1,419,649

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO S&P500
®
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155
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::
Investments
Shares Value
Common Stocks (a) (continued)
T. Rowe Price Group, Inc. 11,295 $ 1,057,099
84,790,843
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 11,292 3,149,452
Albemarle Corp.(c) 5,943 331,382
CF Industries Holdings, Inc. 8,805 798,702
Corteva, Inc. 34,814 2,464,831
Dow, Inc. 35,830 993,924
DuPont de Nemours, Inc. 21,268 1,420,702
Eastman Chemical Co. 5,808 455,173
Ecolab, Inc. 12,825 3,406,576
International Flavors &
Fragrances, Inc. 13,016 996,505
Linde plc 24,224 11,326,658
LyondellBasell Industries NV,
Class
a
A 13,210 746,233
Mosaic Co. (The) 16,237 586,805
PPG Industries, Inc. 11,630 1,288,604
Sherwin-Williams Co. (The) 11,580 4,155,020
32,120,567
Commercial Services & Supplies — 0.4%
Cintas Corp. 17,403 3,941,779
Copart, Inc.* 44,399 2,285,661
Republic Services, Inc., Class
a
A 10,276 2,643,912
Rollins, Inc. 14,188 812,263
Veralto Corp. 12,470 1,259,844
Waste Management, Inc. 18,496 4,456,981
15,400,440
Communications Equipment — 0.6%
Arista Networks, Inc.* 52,315 4,532,572
Cisco Systems, Inc. 202,036 12,736,349
F5, Inc.* 2,941 839,303
Juniper Networks, Inc. 16,838 604,989
Motorola Solutions, Inc. 8,493 3,527,822
22,241,035
Construction & Engineering — 0.1%
Quanta Services, Inc. 7,478 2,561,664
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3,139 1,718,759
Vulcan Materials Co. 6,614 1,753,173
3,471,932
Consumer Finance — 0.4%
American Express Co. 28,193 8,290,152
Capital One Financial Corp. 32,241 6,098,385
Synchrony Financial 19,771 1,139,798
15,528,335
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 22,505 23,409,251
Dollar General Corp. 11,124 1,081,809
Dollar Tree, Inc.* 10,226 922,999
Kroger Co. (The) 33,746 2,302,490
Investments
Shares Value
Common Stocks (a) (continued)
Sysco Corp. 24,793 $ 1,809,889
Target Corp. 23,156 2,176,895
Walgreens Boots Alliance, Inc. 36,509 410,726
Walmart, Inc. 220,063 21,724,619
53,838,678
Containers & Packaging — 0.2%
Amcor plc 118,067 1,075,591
Avery Dennison Corp. 4,166 740,423
Ball Corp. 15,213 815,113
International Paper Co. 26,709 1,276,957
Packaging Corp. of America 4,559 880,662
Smurfit WestRock plc 25,125 1,088,666
5,877,412
Distributors — 0.0%(b)
Genuine Parts Co. 7,130 902,088
LKQ Corp. 13,075 529,145
Pool Corp. 1,815 545,571
1,976,804
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 363,881 10,115,892
Verizon Communications, Inc. 213,423 9,382,075
19,497,967
Electric Utilities — 1.1%
Alliant Energy Corp. 12,993 808,554
American Electric Power Co.,
Inc. 26,993 2,793,506
Constellation Energy Corp. 15,866 4,857,376
Duke Energy Corp. 39,374 4,635,107
Edison International 19,673 1,094,802
Entergy Corp. 21,778 1,813,672
Evergy, Inc. 11,733 779,189
Eversource Energy 18,569 1,203,457
Exelon Corp. 50,889 2,229,956
FirstEnergy Corp. 25,949 1,088,301
NextEra Energy, Inc. 104,214 7,361,677
NRG Energy, Inc. 10,248 1,597,663
PG&E Corp. 111,173 1,876,600
Pinnacle West Capital Corp. 5,698 519,829
PPL Corp. 37,432 1,300,762
Southern Co. (The) 55,520 4,996,800
Xcel Energy, Inc. 29,131 2,042,083
40,999,334
Electrical Equipment — 0.6%
AMETEK, Inc. 11,558 2,065,877
Eaton Corp. plc 19,968 6,393,754
Emerson Electric Co. 28,625 3,417,253
GE Vernova, Inc. 13,946 6,596,179
Generac Holdings, Inc.* 3,041 371,397
Hubbell, Inc., Class
a
B 2,630 1,024,595
Rockwell Automation, Inc. 5,659 1,785,697
21,654,752
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 61,308 5,513,428

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
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::
Investments
Shares Value
Common Stocks (a) (continued)
CDW Corp. 6,730 $ 1,213,823
Corning, Inc. 39,089 1,938,424
Jabil, Inc. 5,638 947,240
Keysight Technologies, Inc.* 8,736 1,371,901
TE Connectivity plc 15,211 2,434,825
Teledyne Technologies, Inc.* 2,396 1,195,269
Trimble, Inc.* 12,302 876,764
Zebra Technologies Corp.,
Class
a
A* 2,668 773,106
16,264,780
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 50,134 1,857,465
Halliburton Co. 43,954 861,059
Schlumberger NV 71,132 2,350,912
5,069,436
Entertainment — 1.1%
Electronic Arts, Inc. 12,064 1,734,562
Live Nation Entertainment, Inc.* 7,849 1,076,805
Netflix, Inc.* 21,701 26,198,098
Take-Two Interactive Software,
Inc.* 8,326 1,884,007
TKO Group Holdings, Inc.,
Class
a
A 3,452 544,760
Walt Disney Co. (The) 91,580 10,352,203
Warner Bros Discovery, Inc.* 113,302 1,129,621
42,920,056
Financial Services — 3.1%
Apollo Global Management, Inc. 22,703 2,967,055
Berkshire Hathaway, Inc.,
Class
a
B* 92,819 46,777,063
Corpay, Inc.* 3,449 1,121,304
Fidelity National Information
Services, Inc. 26,861 2,138,404
Fiserv, Inc.* 28,823 4,692,096
Global Payments, Inc. 12,493 944,596
Jack Henry & Associates, Inc. 3,710 672,141
Mastercard, Inc., Class
a
A 41,344 24,211,047
PayPal Holdings, Inc.* 50,082 3,519,763
Visa, Inc., Class
a
A 87,449 31,935,500
118,978,969
Food Products — 0.4%
Archer-Daniels-Midland Co. 24,348 1,175,278
Bunge Global SA 6,744 527,044
Campbell's Co. (The) 9,997 340,298
Conagra Brands, Inc. 24,294 556,090
General Mills, Inc. 27,975 1,517,923
Hershey Co. (The) 7,486 1,202,925
Hormel Foods Corp. 14,713 451,395
J M Smucker Co. (The) 5,430 611,472
Kellanova 13,613 1,124,842
Kraft Heinz Co. (The) 44,161 1,180,424
Lamb Weston Holdings, Inc. 7,198 401,504
McCormick & Co., Inc.
(Non-Voting) 12,857 935,090
Mondelez International, Inc.,
Class
a
A 65,607 4,427,816
Investments
Shares Value
Common Stocks (a) (continued)
Tyson Foods, Inc., Class
a
A 14,588 $ 819,262
15,271,363
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 8,019 1,240,379
Ground Transportation — 0.6%
CSX Corp. 97,836 3,090,639
JB Hunt Transport Services,
Inc. 4,111 570,813
Norfolk Southern Corp. 11,540 2,851,765
Old Dominion Freight Line, Inc. 9,507 1,522,736
Uber Technologies, Inc.* 105,938 8,915,742
Union Pacific Corp. 30,617 6,786,564
23,738,259
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 87,878 11,738,743
Align Technology, Inc.* 3,477 629,128
Baxter International, Inc. 25,943 791,262
Becton Dickinson & Co. 14,640 2,526,718
Boston Scientific Corp.* 74,785 7,871,869
Cooper Cos., Inc. (The)* 10,171 694,476
Dexcom, Inc.* 19,894 1,706,905
Edwards Lifesciences Corp.* 29,960 2,343,471
GE HealthCare Technologies,
Inc. 23,091 1,628,839
Hologic, Inc.* 11,413 709,546
IDEXX Laboratories, Inc.* 4,011 2,059,087
Insulet Corp.* 3,475 1,129,479
Intuitive Surgical, Inc.* 18,018 9,952,062
Medtronic plc 65,150 5,406,147
ResMed, Inc. 7,413 1,814,628
Solventum Corp.* 7,080 517,477
STERIS plc 4,898 1,201,039
Stryker Corp. 17,357 6,641,483
Zimmer Biomet Holdings, Inc. 10,139 934,512
60,296,871
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 12,301 1,899,766
Cencora, Inc. 8,718 2,539,030
Centene Corp.* 25,193 1,421,893
Cigna Group (The) 13,971 4,423,777
CVS Health Corp. 63,913 4,092,989
DaVita, Inc.* 2,206 300,590
Elevance Health, Inc. 11,624 4,461,756
HCA Healthcare, Inc. 9,078 3,462,258
Henry Schein, Inc.* 6,399 447,866
Humana, Inc. 6,127 1,428,388
Labcorp Holdings, Inc. 4,154 1,034,221
McKesson Corp. 6,441 4,634,364
Molina Healthcare, Inc.* 2,744 837,030
Quest Diagnostics, Inc. 5,709 989,598
UnitedHealth Group, Inc. 46,617 14,074,139
Universal Health Services, Inc.,
Class
a
B 2,986 568,385
46,616,050

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO S&P500
®
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::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 7,921 $ 555,975
Healthpeak Properties, Inc.,
REIT 35,425 616,749
Ventas, Inc., REIT 22,241 1,429,651
Welltower, Inc., REIT 30,834 4,757,070
7,359,445
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 35,419 548,640
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 21,987 2,836,323
Booking Holdings, Inc. 1,718 9,481,522
Caesars Entertainment, Inc.* 10,833 291,191
Carnival Corp.* 53,058 1,232,007
Chipotle Mexican Grill, Inc.,
Class
a
A* 68,719 3,441,447
Darden Restaurants, Inc. 5,913 1,266,624
Domino's Pizza, Inc. 1,809 857,140
DoorDash, Inc., Class
a
A* 17,181 3,584,816
Expedia Group, Inc. 6,334 1,056,194
Hilton Worldwide Holdings, Inc. 12,255 3,044,632
Las Vegas Sands Corp. 17,372 715,031
Marriott International, Inc.,
Class
a
A 11,669 3,078,632
McDonald's Corp. 36,393 11,421,943
MGM Resorts International* 11,346 359,101
Norwegian Cruise Line Holdings
Ltd.* 22,187 391,601
Royal Caribbean Cruises Ltd. 12,498 3,211,611
Starbucks Corp. 57,465 4,824,187
Wynn Resorts Ltd. 4,589 415,488
Yum! Brands, Inc. 14,121 2,032,577
53,542,067
Household Durables — 0.2%
DR Horton, Inc. 14,382 1,697,939
Garmin Ltd. 7,898 1,603,057
Lennar Corp., Class
a
A 11,776 1,249,198
Mohawk Industries, Inc.* 2,549 256,455
NVR, Inc.* 188 1,337,795
PulteGroup, Inc. 10,238 1,003,631
7,148,075
Household Products — 0.7%
Church & Dwight Co., Inc. 12,335 1,212,654
Clorox Co. (The) 6,324 834,009
Colgate-Palmolive Co. 41,036 3,813,886
Kimberly-Clark Corp. 16,877 2,426,237
Procter & Gamble Co. (The) 118,927 20,204,508
28,491,294
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 36,008 363,321
Vistra Corp. 17,242 2,768,548
3,131,869
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.3%
3M Co. 27,519 $ 4,082,444
Honeywell International, Inc. 32,943 7,467,190
11,549,634
Industrial REITs — 0.1%
Prologis, Inc., REIT 47,101 5,115,169
Insurance — 1.5%
Aflac, Inc. 25,127 2,601,650
Allstate Corp. (The) 13,408 2,813,937
American International Group,
Inc. 30,027 2,541,485
Aon plc, Class
a
A 10,858 4,040,045
Arch Capital Group Ltd. 19,072 1,812,603
Arthur J Gallagher & Co. 12,933 4,493,441
Assurant, Inc. 2,660 539,927
Brown & Brown, Inc. 12,073 1,363,042
Chubb Ltd. 18,933 5,626,888
Cincinnati Financial Corp. 7,818 1,179,111
Erie Indemnity Co., Class
a
A 1,226 439,533
Everest Group Ltd. 2,211 767,637
Globe Life, Inc. 4,182 509,660
Hartford Insurance Group, Inc.
(The) 14,673 1,905,142
Loews Corp. 8,982 802,003
Marsh & McLennan Cos., Inc. 24,934 5,826,078
MetLife, Inc. 29,399 2,310,173
Principal Financial Group, Inc. 10,685 832,255
Progressive Corp. (The) 29,734 8,472,109
Prudential Financial, Inc. 17,935 1,863,267
Travelers Cos., Inc. (The) 11,560 3,187,092
W R Berkley Corp. 15,300 1,142,757
Willis Towers Watson plc 4,989 1,579,268
56,649,103
Interactive Media & Services — 4.3%
Alphabet, Inc., Class
a
A 295,780 50,797,257
Alphabet, Inc., Class
a
C 239,589 41,412,959
Match Group, Inc. 12,768 382,274
Meta Platforms, Inc., Class
a
A 111,036 71,894,699
164,487,189
IT Services — 0.8%
Accenture plc, Class
a
A 31,791 10,072,024
Akamai Technologies, Inc.* 7,603 577,296
Cognizant Technology Solutions
Corp., Class
a
A 25,106 2,033,335
EPAM Systems, Inc.* 2,834 494,505
Gartner, Inc.* 3,942 1,720,368
GoDaddy, Inc., Class
a
A* 7,108 1,294,722
International Business
Machines Corp. 46,890 12,147,323
VeriSign, Inc. 4,155 1,132,113
29,471,686
Leisure Products — 0.0%(b)
Hasbro, Inc. 6,549 436,884

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
158
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 14,541 $ 1,627,429
Bio-Techne Corp. 7,979 386,184
Charles River Laboratories
International, Inc.* 2,651 359,555
Danaher Corp. 32,535 6,178,396
IQVIA Holdings, Inc.* 8,503 1,193,226
Mettler-Toledo International,
Inc.* 1,112 1,284,938
Revvity, Inc. 6,255 565,577
Thermo Fisher Scientific, Inc. 19,341 7,790,942
Waters Corp.* 3,029 1,057,848
West Pharmaceutical Services,
Inc. 3,595 758,006
21,202,101
Machinery — 1.0%
Caterpillar, Inc. 24,315 8,462,349
Cummins, Inc. 7,035 2,261,612
Deere & Co. 12,905 6,533,285
Dover Corp. 7,019 1,247,627
Fortive Corp. 17,301 1,214,357
IDEX Corp. 3,887 703,197
Illinois Tool Works, Inc. 13,583 3,328,922
Ingersoll Rand, Inc. 20,489 1,672,722
Nordson Corp. 2,645 560,714
Otis Worldwide Corp. 20,053 1,912,054
PACCAR, Inc. 26,691 2,504,950
Parker-Hannifin Corp. 6,505 4,323,873
Pentair plc 8,378 830,930
Snap-on, Inc. 2,549 817,592
Stanley Black & Decker, Inc. 7,932 518,991
Westinghouse Air Brake
Technologies Corp. 8,611 1,742,178
Xylem, Inc. 12,386 1,561,131
40,196,484
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 4,809 1,905,663
Comcast Corp., Class
a
A 191,256 6,611,720
Fox Corp., Class
a
A 11,061 607,691
Fox Corp., Class
a
B 6,608 332,250
Interpublic Group of Cos., Inc.
(The) 18,924 453,419
News Corp., Class
a
A 19,227 542,971
News Corp., Class
a
B 5,574 182,381
Omnicom Group, Inc. 9,980 732,931
Paramount Global, Class
a
B 32,515 393,432
11,762,458
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 72,859 2,803,614
Newmont Corp. 57,723 3,043,157
Nucor Corp. 11,938 1,305,540
Steel Dynamics, Inc. 7,130 877,489
8,029,800
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.4%
Ameren Corp. 13,671 $ 1,324,446
CenterPoint Energy, Inc. 33,038 1,230,335
CMS Energy Corp. 15,234 1,069,884
Consolidated Edison, Inc. 17,562 1,835,053
Dominion Energy, Inc. 42,530 2,410,175
DTE Energy Co. 10,469 1,430,589
NiSource, Inc. 23,696 936,940
Public Service Enterprise
Group, Inc. 25,156 2,038,391
Sempra 32,013 2,515,902
WEC Energy Group, Inc. 16,239 1,744,718
16,536,433
Office REITs — 0.0%(b)
BXP, Inc., REIT 7,360 495,549
Oil, Gas & Consumable Fuels — 1.9%
APA Corp. 18,710 318,257
Chevron Corp. 84,669 11,574,252
ConocoPhillips 64,686 5,520,950
Coterra Energy, Inc. 37,264 905,888
Devon Energy Corp. 33,365 1,009,625
Diamondback Energy, Inc. 9,443 1,270,556
EOG Resources, Inc. 28,537 3,098,262
EQT Corp. 30,231 1,666,635
Expand Energy Corp. 10,676 1,239,804
Exxon Mobil Corp. 220,853 22,593,262
Hess Corp. 13,974 1,847,223
Kinder Morgan, Inc. 98,040 2,749,041
Marathon Petroleum Corp. 16,114 2,590,164
Occidental Petroleum Corp. 34,228 1,395,818
ONEOK, Inc. 31,331 2,532,798
Phillips 66 20,937 2,375,931
Targa Resources Corp. 11,074 1,748,917
Texas Pacific Land Corp. 965 1,075,039
Valero Energy Corp. 16,168 2,085,187
Williams Cos., Inc. (The) 61,860 3,743,149
71,340,758
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 32,627 1,578,820
Southwest Airlines Co. 30,068 1,003,670
United Airlines Holdings, Inc.* 16,687 1,325,699
3,908,189
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 11,892 796,051
Kenvue, Inc. 97,191 2,319,949
3,116,000
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. 102,809 4,963,618
Eli Lilly & Co. 39,960 29,477,293
Johnson & Johnson 122,079 18,947,882
Merck & Co., Inc. 128,284 9,857,343
Pfizer, Inc. 287,342 6,749,664

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
159
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Viatris, Inc. 60,558 $ 532,305
Zoetis, Inc., Class
a
A 22,753 3,836,838
74,364,943
Professional Services — 0.5%
Automatic Data Processing, Inc. 20,660 6,725,450
Broadridge Financial Solutions,
Inc. 5,909 1,434,882
Dayforce, Inc.* 8,038 474,885
Equifax, Inc. 6,358 1,679,720
Jacobs Solutions, Inc. 6,283 793,543
Leidos Holdings, Inc. 6,553 973,252
Paychex, Inc. 16,148 2,549,931
Paycom Software, Inc. 2,425 628,293
Verisk Analytics, Inc., Class
a
A 7,108 2,232,907
17,492,863
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 14,882 1,860,548
CoStar Group, Inc.* 21,418 1,575,508
3,436,056
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 7,153 1,479,026
Camden Property Trust, REIT 5,452 640,555
Equity Residential, REIT 17,325 1,215,176
Essex Property Trust, Inc., REIT 3,327 944,535
Invitation Homes, Inc., REIT 28,892 973,660
Mid-America Apartment
Communities, Inc., REIT 5,898 923,922
UDR, Inc., REIT 15,347 635,826
6,812,700
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,964 378,483
Kimco Realty Corp., REIT 34,439 732,173
Realty Income Corp., REIT 44,340 2,510,531
Regency Centers Corp., REIT 8,271 596,753
Simon Property Group, Inc.,
REIT 15,423 2,515,028
6,732,968
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.* 82,212 9,103,335
Analog Devices, Inc. 25,206 5,393,580
Applied Materials, Inc. 41,122 6,445,873
Broadcom, Inc. 237,688 57,537,134
Enphase Energy, Inc.* 6,628 274,333
First Solar, Inc.* 5,456 862,484
Intel Corp. 219,547 4,292,144
KLA Corp. 6,705 5,074,880
Lam Research Corp. 64,997 5,251,108
Microchip Technology, Inc. 27,280 1,583,331
Micron Technology, Inc. 56,491 5,336,140
Monolithic Power Systems, Inc. 2,474 1,637,541
NVIDIA Corp. 1,241,720 167,793,624
NXP Semiconductors NV 12,920 2,469,400
ON Semiconductor Corp.* 21,415 899,858
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 56,011 $ 8,132,797
Skyworks Solutions, Inc. 8,131 561,283
Teradyne, Inc. 8,249 648,371
Texas Instruments, Inc. 46,167 8,441,636
291,738,852
Software — 7.4%
Adobe, Inc.* 22,119 9,181,376
ANSYS, Inc.* 4,370 1,445,683
Autodesk, Inc.* 10,969 3,248,140
Cadence Design Systems, Inc.* 14,026 4,026,444
Crowdstrike Holdings, Inc.,
Class
a
A* 12,408 5,848,759
Fair Isaac Corp.* 1,195 2,062,905
Fortinet, Inc.* 32,156 3,272,838
Gen Digital, Inc. 27,491 782,944
Intuit, Inc. 14,153 10,663,861
Microsoft Corp. 376,903 173,511,065
Oracle Corp. 82,362 13,633,382
Palantir Technologies, Inc.,
Class
a
A* 103,948 13,698,267
Palo Alto Networks, Inc.* 33,487 6,443,568
PTC, Inc.* 6,108 1,028,098
Roper Technologies, Inc. 5,469 3,118,807
Salesforce, Inc. 48,570 12,889,021
ServiceNow, Inc.* 10,479 10,595,212
Synopsys, Inc.* 7,959 3,692,817
Tyler Technologies, Inc.* 2,204 1,271,686
Workday, Inc., Class
a
A* 10,931 2,707,718
283,122,591
Specialized REITs — 0.6%
American Tower Corp., REIT 23,802 5,109,100
Crown Castle, Inc., REIT 22,092 2,216,932
Digital Realty Trust, Inc., REIT 16,162 2,772,106
Equinix, Inc., REIT 4,856 4,316,110
Extra Space Storage, Inc., REIT 10,779 1,629,246
Iron Mountain, Inc., REIT 14,781 1,459,033
Public Storage, REIT 7,897 2,435,514
SBA Communications Corp.,
Class
a
A, REIT 5,516 1,279,105
VICI Properties, Inc., Class
a
A,
REIT 53,458 1,695,153
Weyerhaeuser Co., REIT 36,753 952,270
23,864,569
Specialty Retail — 1.2%
AutoZone, Inc.* 883 3,296,274
Best Buy Co., Inc. 9,806 649,942
CarMax, Inc.* 7,909 509,814
Home Depot, Inc. (The) 50,375 18,552,609
Lowe's Cos., Inc. 28,672 6,472,131
O'Reilly Automotive, Inc.* 2,932 4,009,510
Ross Stores, Inc. 16,754 2,347,068
TJX Cos., Inc. (The) 56,996 7,232,792
Tractor Supply Co. 27,052 1,309,317
Ulta Beauty, Inc.* 2,379 1,121,603
Williams-Sonoma, Inc. 6,319 1,022,161
46,523,221

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
160
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. 761,697 $ 152,986,843
Dell Technologies, Inc., Class
a
C 15,812 1,759,401
Hewlett Packard Enterprise Co. 66,455 1,148,342
HP, Inc. 47,571 1,184,518
NetApp, Inc. 10,296 1,020,951
Seagate Technology Holdings
plc 10,763 1,269,388
Super Micro Computer, Inc.* 25,546 1,022,351
Western Digital Corp.* 17,779 916,508
161,308,302
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 7,702 812,715
Lululemon Athletica, Inc.* 5,594 1,771,452
NIKE, Inc., Class
a
B 59,773 3,621,646
Ralph Lauren Corp., Class
a
A 1,911 528,984
Tapestry, Inc. 10,455 821,240
7,556,037
Tobacco — 0.5%
Altria Group, Inc. 85,946 5,209,187
Philip Morris International, Inc. 78,732 14,218,212
19,427,399
Trading Companies & Distributors — 0.2%
Fastenal Co. 58,057 2,400,076
United Rentals, Inc. 3,373 2,389,366
WW Grainger, Inc. 2,275 2,474,199
7,263,641
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 9,828 1,405,109
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 24,437 5,918,641
Total Common Stocks
(Cost $2,736,916,235)
2,544,442,958
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.24% (e)
(Cost $1,058) 1,058 1,058
Principal
Amount
Short-Term Investments — 22 .0%
Repurchase Agreements (f) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $72,283,754
(Cost $72,258,800) $ 72,258,800
72,258,800
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 20 .1%
U.S. Treasury Bills
4.27%, 6/3/2025 (g) $ 50,000,000 $ 49,994,136
4.22%, 6/5/2025 (g) 175,000,000 174,938,080
4.25%, 6/10/2025 (g) 100,000,000 99,906,000
4.24%, 6/12/2025 (g) 60,000,000 59,929,239
4.25%, 6/17/2025 (g) 160,000,000 159,717,333
4.24%, 6/20/2025 (g) 35,000,000 34,925,975
4.25%, 6/26/2025 (g) 114,000,000 113,678,995
4.23%, 7/3/2025 (g) 50,000,000 49,818,628
4.25%, 7/8/2025 (g) 30,000,000 29,873,700
Total U.S. Treasury Obligations
(Cost $772,695,458) 772,782,086
Total Short-Term Investments
(Cost $844,954,258) 845,040,886
Total Investments — 88.3%
(Cost $3,581,871,551) 3,389,484,902
Other assets less liabilities — 11.7% 447,340,579
Net Assets — 100.0% $ 3,836,825,481
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $889,119,760.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2025. The total value of securities on loan at May 31, 2025 was
$1,004, collateralized in the form of cash with a value of $1,058 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2025. The total value of securities purchased was $1,058.
(e) Rate shown is the 7-day yield as of May 31, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of May 31, 2025.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 603,448,462
Aggregate gross unrealized depreciation (426,556,942)
Net unrealized appreciation $ 176,891,520
Federal income tax cost $ 3,588,897,529

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
161
UPRO
::
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 2,186 6/20/2025 U.S. Dollar $ 646,618,800 $ 28,321,307
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,023,851,503 12/8/2025
Bank of
America NA 5.33% S&P 500
®
56,422,613 (56,422,613) — —
941,726,305 4/7/2026
Barclays Bank
PLC 5.28% S&P 500
®
(54,631,673) 54,631,673 — —
995,422,186 12/8/2025 BNP Paribas 5.23% S&P 500
®
78,466,846 (78,466,833) (13) —
766,172,759 3/6/2026 Citibank NA 5.28% S&P 500
®
(45,763,076) 45,338,176 424,900 —
1,089,713,641 11/6/2025
Goldman Sachs
International 5.08% S&P 500
®
130,432,899 (130,432,899) — —
1,167,280,926 4/6/2027
J.P. Morgan
Securities, LLC 5.08% S&P 500
®
105,853,350 (105,853,350) — —
453,160,597 1/12/2027
Morgan
Stanley & Co.
International plc 5.18% S&P 500
®
(40,363,468) 40,363,468 — —
780,508,607 11/6/2025
Societe
Generale 5.23% S&P 500
®
136,444,371 (134,555,404) (1,888,967) —
1,101,708,460 3/6/2026 UBS AG 5.25% S&P 500
®
(18,879,022) 18,879,022 — —
8,319,544,984 347,982,840
Total Unrealized
Appreciation
507,620,079
Total Unrealized
Depreciation
(159,637,239)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT 20+ YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
162
TTT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 76 .6%
Repurchase Agreements (a) — 64 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $15,882,344
(Cost $15,876,861) $ 15,876,861
$ 15,876,861
U.S. Treasury Obligations (b) — 12 .2%
U.S. Treasury Bills
4.24%, 6/20/2025 (c)
(Cost $2,993,318) 3,000,000 2,993,655
Total Short-Term Investments
(Cost $18,870,179) 18,870,516
Total Investments — 76.6%
(Cost $18,870,179) 18,870,516
Other assets less liabilities — 23.4% 5,776,947
Net Assets — 100.0% $ 24,647,463
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,416,881.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,122,044
Aggregate gross unrealized depreciation (2,162)
Net unrealized appreciation $ 5,119,882
Federal income tax cost $ 18,870,179
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 3 9/19/2025 U.S. Dollar $ 339,375 $ (2,162)
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(12,221,344) 12/8/2025
Bank of
America NA (4.03)%
ICE U.S. Treasury
20+ Year Bond Index 1,217,809 (1,217,809) — —
(9,532,425) 11/6/2025
Barclays Bank
PLC (4.11)%
ICE U.S. Treasury
20+ Year Bond Index 701,478 (701,478) — —
(6,787,324) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury
20+ Year Bond Index 555,317 (555,317) — —
(8,487,432) 12/8/2025
Goldman Sachs
International (3.91)%
ICE U.S. Treasury
20+ Year Bond Index 862,086 (862,086) — —
(11,762,361) 12/8/2025
Morgan
Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury
20+ Year Bond Index 876,514 (876,514) — —
(9,537,832) 11/6/2025
Societe
Generale (4.01)%
ICE U.S. Treasury
20+ Year Bond Index 334,429 (334,429) — —
(15,560,245) 11/6/2025 UBS AG (3.88)%
ICE U.S. Treasury
20+ Year Bond Index 574,074 (574,074) — —
(73,888,963) 5,121,707
Total Unrealized
Appreciation
5,121,707
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
163
TTT
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT DOW30
~
SM
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
164
SDOW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 109 .9%
Repurchase Agreements (a) — 9 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $19,533,233
(Cost $19,526,490) $ 19,526,490
$ 19,526,490
U.S. Treasury Obligations (b) — 100 .9%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 25,000,000 24,997,068
4.24%, 6/26/2025 (c) 25,000,000 24,929,604
4.23%, 7/3/2025 (c) 25,000,000 24,909,314
4.25%, 7/8/2025 (c) 20,000,000 19,915,800
4.25%, 7/10/2025 (c) 100,000,000 99,554,556
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $219,153,734) 219,180,478
Total Short-Term Investments
(Cost $238,680,224) 238,706,968
Total Investments — 109.9%
(Cost $238,680,224) 238,706,968
Liabilities in excess of other assets — (9.9%) (21,429,829)
Net Assets — 100.0% $ 217,277,139
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $72,890,898.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,535,578
Aggregate gross unrealized depreciation (37,615,574)
Net unrealized depreciation $ (23,079,996)
Federal income tax cost $ 238,680,224
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 116 6/20/2025 U.S. Dollar $ 24,530,520 $ (237,736)

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
165
SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(87,541,315) 3/8/2027
Bank of
America NA (5.23)%
Dow Jones Industrial
Average
SM
3,368,097 (3,368,097) — —
(89,020,767) 11/6/2025
Barclays Bank
PLC (4.88)%
Dow Jones Industrial
Average
SM
(32,573,304) 32,573,304 — —
(86,780,454) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
5,989,664 (5,989,664) — —
(78,368,710) 3/6/2026 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
(4,804,534) 4,804,534 — —
(77,396,498) 11/6/2026
Goldman Sachs
International (4.83)%
Dow Jones Industrial
Average
SM
2,874,362 (2,874,362) — —
(95,783,979) 3/8/2027
Societe
Generale (4.93)%
Dow Jones Industrial
Average
SM
1,108,019 (1,076,090) (31,929) —
(112,426,931) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
1,168,692 (1,168,692) — —
(627,318,654) (22,869,004)
Total Unrealized
Appreciation
14,508,834
Total Unrealized
Depreciation
(37,377,838)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT MIDCAP400 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
166
SMDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 143 .5%
Repurchase Agreements (a) — 80 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,635,459
(Cost $2,634,550) $ 2,634,550
$ 2,634,550
U.S. Treasury Obligations (b) — 63 .5%
U.S. Treasury Bills
4.23%, 6/17/2025 (c) 400,000 399,293
4.25%, 6/24/2025 (c) 200,000 199,483
4.25%, 7/8/2025 (c) 1,500,000 1,493,685
Total U.S. Treasury Obligations
(Cost $2,092,196) 2,092,461
Total Short-Term Investments
(Cost $4,726,746) 4,727,011
Total Investments — 143.5%
(Cost $4,726,746) 4,727,011
Liabilities in excess of other assets — (43.5%) (1,433,808)
Net Assets — 100.0% $ 3,293,203
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,579,936.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 265
Aggregate gross unrealized depreciation (1,538,307)
Net unrealized depreciation $ (1,538,042)
Federal income tax cost $ 4,726,746
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 2 6/20/2025 U.S. Dollar $ 600,820 $ (25,869)
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,698,781) 12/8/2026
Bank of
America NA (5.08)% S&P MidCap 400
®
(455,323) 283,799 — (171,524)
(2,239,030) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(493,700) 335,579 — (158,121)
(2,203,013) 3/8/2027 Citibank NA (4.68)% S&P MidCap 400
®
(359,583) 359,583 — —
(3,136,442) 12/8/2026
Societe
Generale (4.56)% S&P MidCap 400
®
(203,832) 203,832 — —
(9,277,266) (1,512,438)
Total Unrealized
Depreciation
(1,512,438)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
167
SQQQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 156 .9%
Repurchase Agreements (a) — 3 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $106,724,459
(Cost $106,687,617) $ 106,687,617
$ 106,687,617
U.S. Treasury Obligations (b) — 153 .5%
U.S. Treasury Bills
4.26%, 6/3/2025 (c) 465,000,000 464,945,465
4.22%, 6/5/2025 (c) 545,000,000 544,807,163
4.23%, 6/10/2025 (c) 150,000,000 149,859,000
4.24%, 6/12/2025 (c) 325,000,000 324,616,711
4.21%, 6/17/2025 (c) 100,000,000 99,823,333
4.24%, 6/20/2025 (c) 450,000,000 449,048,250
4.25%, 6/24/2025 (c) 600,000,000 598,449,000
4.25%, 6/26/2025 (c) 335,000,000 334,056,697
4.25%, 7/1/2025 (c) 200,000,000 199,320,514
4.24%, 7/3/2025 (c) 780,000,000 777,170,604
4.25%, 7/8/2025 (c) 175,000,000 174,263,250
4.25%, 7/10/2025 (c) 350,000,000 348,440,946
4.24%, 7/15/2025 (c) 295,000,000 293,514,799
Total U.S. Treasury Obligations
(Cost $4,757,761,432) 4,758,315,732
Total Short-Term Investments
(Cost $4,864,449,049) 4,865,003,349
Total Investments — 156.9%
(Cost $4,864,449,049) 4,865,003,349
Liabilities in excess of other assets — (56.9%) (1,764,826,533)
Net Assets — 100.0% $ 3,100,176,816
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,716,913,942.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 41,871,919
Aggregate gross unrealized depreciation (1,901,077,504)
Net unrealized depreciation $ (1,859,205,585)
Federal income tax cost $ 4,864,449,049
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 655 6/20/2025 U.S. Dollar $ 280,035,425 $ (10,711,229)

See accompanying notes to the financial statements.
ULTRAPRO SHORT QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
168
SQQQ
::
Swap Agreements
a
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(805,921,146) 3/8/2027
Bank of
America NA (5.18)% Nasdaq-100 Index
®
(49,904,013) 49,904,013 — —
(658,903,066) 11/6/2025
Barclays Bank
PLC (4.88)% Nasdaq-100 Index
®
(475,692,920) 475,692,920 — —
(631,437,212) 1/26/2026 BNP Paribas (5.03)% Nasdaq-100 Index
®
(222,195,410) 222,195,410 — —
(800,116,397) 3/6/2026 Citibank NA (5.08)% Nasdaq-100 Index
®
(161,152,839) 161,152,839 — —
(960,131,140) 1/12/2027
Goldman Sachs
International (4.68)% Nasdaq-100 Index
®
41,317,619 (41,317,619) — —
(991,160,940) 4/6/2027
J.P. Morgan
Securities, LLC (4.88)% Nasdaq-100 Index
®
(232,129,628) 232,129,628 — —
(890,367,444) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(55,107,127) 55,107,127 — —
(1,165,282,077) 4/6/2027
Nomura Global
Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(41,584,165) 41,584,165 — —
(924,875,825) 11/6/2025
Societe
Generale (4.98)% Nasdaq-100 Index
®
(480,148,315) 480,148,315 — —
(1,192,741,614) 4/7/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(172,451,858) 172,451,858 — —
(9,020,936,861) (1,849,048,656)
Total Unrealized
Appreciation
41,317,619
Total Unrealized
Depreciation
(1,890,366,275)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
169
SRTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 123 .7%
Repurchase Agreements (a) — 67 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $60,366,452
(Cost $60,345,612) $ 60,345,612
$ 60,345,612
U.S. Treasury Obligations (b) — 56 .0%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 22,000,000 21,992,216
4.24%, 6/17/2025 (c) 13,000,000 12,977,033
4.23%, 7/3/2025 (c) 15,000,000 14,945,589
Total U.S. Treasury Obligations
(Cost $49,909,348) 49,914,838
Total Short-Term Investments
(Cost $110,254,960) 110,260,450
Total Investments — 123.7%
(Cost $110,254,960) 110,260,450
Liabilities in excess of other assets — (23.7%) (21,123,172)
Net Assets — 100.0% $ 89,137,278
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,737,081.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,733,047
Aggregate gross unrealized depreciation (36,708,967)
Net unrealized depreciation $ (23,975,920)
Federal income tax cost $ 110,254,960
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 68 6/20/2025 U.S. Dollar $ 7,032,220 $ (20,943)
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(53,237,962) 3/6/2026
Bank of
America NA (4.73)% Russell 2000
®
Index (7,116,253) 7,116,253 — —
(26,758,455) 11/6/2026
Barclays Bank
PLC (4.78)% Russell 2000
®
Index 6,520,259 (6,520,259) — —
(43,053,218) 3/6/2026 BNP Paribas (4.73)% Russell 2000
®
Index (3,669,248) 3,669,248 — —
(55,496,417) 11/6/2025 Citibank NA (4.58)% Russell 2000
®
Index (14,515,951) 13,645,951 870,000 —
(15,497,175) 11/6/2026
Goldman Sachs
International (4.48)% Russell 2000
®
Index 2,924,645 (2,829,780) — 94,865
(28,504,471) 3/8/2027
Societe
Generale (4.63)% Russell 2000
®
Index (11,386,572) 10,306,572 1,080,000 —
(37,821,484) 1/12/2027 UBS AG (4.63)% Russell 2000
®
Index 3,282,653 (3,265,115) — 17,538
(260,369,182) (23,960,467)
Total Unrealized
Appreciation
12,727,557
Total Unrealized
Depreciation
(36,688,024)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
170
SRTY
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
171
SPXU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 132 .0%
Repurchase Agreements (a) — 7 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $39,696,079
(Cost $39,682,375) $ 39,682,375
$ 39,682,375
U.S. Treasury Obligations (b) — 125 .0%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 125,000,000 124,955,771
4.22%, 6/10/2025 (c) 50,000,000 49,953,000
4.22%, 6/17/2025 (c) 75,000,000 74,867,500
4.25%, 6/20/2025 (c) 30,000,000 29,936,550
4.25%, 6/24/2025 (c) 100,000,000 99,741,500
4.25%, 6/26/2025 (c) 175,000,000 174,507,230
4.25%, 7/8/2025 (c) 50,000,000 49,789,500
4.24%, 7/10/2025 (c) 105,000,000 104,532,284
Total U.S. Treasury Obligations
(Cost $708,203,104) 708,283,335
Total Short-Term Investments
(Cost $747,885,479) 747,965,710
Total Investments — 132.0%
(Cost $747,885,479) 747,965,710
Liabilities in excess of other assets — (32.0%) (181,520,703)
Net Assets — 100.0% $ 566,445,007
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $311,701,112.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 80,231
Aggregate gross unrealized depreciation (189,768,240)
Net unrealized depreciation $ (189,688,009)
Federal income tax cost $ 747,885,479
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 277 6/20/2025 U.S. Dollar $ 81,936,600 $ (1,438,112)

See accompanying notes to the financial statements.
ULTRAPRO SHORT S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
172
SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(171,125,690) 1/12/2027
Bank of
America NA (5.03)% S&P 500
®
(13,916,378) 13,916,378 — —
(200,997,460) 3/6/2026
Barclays Bank
PLC (4.88)% S&P 500
®
(33,059,259) 33,059,259 — —
(211,496,622) 11/6/2025 BNP Paribas (4.93)% S&P 500
®
(26,235,623) 26,235,623 — —
(140,367,167) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(18,791,705) 18,791,705 — —
(161,696,545) 1/26/2026
Goldman Sachs
International (4.83)% S&P 500
®
(14,611,782) 14,611,782 — —
(221,723,845) 4/6/2027
J.P. Morgan
Securities, LLC (4.78)% S&P 500
®
(29,794,558) 29,794,558 — —
(115,934,153) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% S&P 500
®
(11,945,144) 11,945,144 — —
(202,085,211) 1/26/2026
Societe
Generale (4.93)% S&P 500
®
(35,131,889) 35,131,889 — —
(192,008,664) 4/7/2026 UBS AG (4.85)% S&P 500
®
(4,843,790) 4,843,790 — —
(1,617,435,357) (188,330,128)
Total Unrealized
Depreciation
(188,330,128)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
173
PST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .3%
Repurchase Agreements (a) — 76 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $10,687,609
(Cost $10,683,919) $ 10,683,919
$ 10,683,919
U.S. Treasury Obligations — 17 .9%
U.S. Treasury Bills
4.25%, 7/1/2025 (b)
(Cost $2,491,208) 2,500,000 2,491,506
Total Short-Term Investments
(Cost $13,175,127) 13,175,425
Total Investments — 94.3%
(Cost $13,175,127) 13,175,425
Other assets less liabilities — 5.7% 801,441
Net Assets — 100.0% $ 13,976,866
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,802
Aggregate gross unrealized depreciation (159,442)
Net unrealized depreciation $ (153,640)
Federal income tax cost $ 13,175,127
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 9/19/2025 U.S. Dollar $ 443,625 $ (1,632)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,410,643) 12/8/2025
Bank of
America NA (3.84)%
ICE U.S. Treasury
7-10 Year Bond Index 1,381 — — 1,381
(6,718,519) 12/11/2025 Citibank NA (3.86)%
ICE U.S. Treasury
7-10 Year Bond Index 4,123 — — 4,123
(7,346,017) 11/6/2025
Goldman Sachs
International (4.11)%
ICE U.S. Treasury
7-10 Year Bond Index (78,255) — — (78,255)
(7,152,401) 11/6/2025
Societe
Generale (4.05)%
ICE U.S. Treasury
7-10 Year Bond Index (79,555) — 79,555 —
(27,627,580) (152,306)
Total Unrealized
Appreciation
5,504
Total Unrealized
Depreciation
(157,810)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
174
TBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .7%
Repurchase Agreements (a) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $35,084,654
(Cost $35,072,543) $ 35,072,543
$ 35,072,543
U.S. Treasury Obligations (b) — 79 .5%
U.S. Treasury Bills
4.25%, 6/10/2025 (c) 50,000,000 49,953,000
4.24%, 6/26/2025 (c) 25,000,000 24,929,604
4.25%, 7/8/2025 (c) 124,250,000 123,726,908
4.24%, 7/15/2025 (c) 50,000,000 49,748,271
Total U.S. Treasury Obligations
(Cost $248,326,590) 248,357,783
Total Short-Term Investments
(Cost $283,399,133) 283,430,326
Total Investments — 90.7%
(Cost $283,399,133) 283,430,326
Other assets less liabilities — 9.3% 29,141,121
Net Assets — 100.0% $ 312,571,447
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,857,859.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 31,378,310
Aggregate gross unrealized depreciation (2,702,377)
Net unrealized appreciation $ 28,675,933
Federal income tax cost $ 283,399,133
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 66 9/19/2025 U.S. Dollar $ 7,466,250 $ (47,562)
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(110,438,525) 12/8/2025
Bank of
America NA (4.03)%
ICE U.S. Treasury
20+ Year Bond Index (2,654,815) 2,291,815 363,000 —
(123,927,755) 12/11/2025
Barclays Bank
PLC (4.11)%
ICE U.S. Treasury
20+ Year Bond Index 6,567,955 (6,567,955) — —
(90,108,539) 12/11/2025 Citibank NA (3.88)%
ICE U.S. Treasury
20+ Year Bond Index 4,811,398 (4,811,398) — —
(97,140,751) 12/8/2025
Goldman Sachs
International (3.91)%
ICE U.S. Treasury
20+ Year Bond Index 7,273,823 (7,273,823) — —
(148,975,517) 12/8/2025
Morgan
Stanley & Co.
International plc (4.16)%
ICE U.S. Treasury
20+ Year Bond Index 9,453,636 (9,453,636) — —
(49,646,622) 12/8/2025
Societe
Generale (4.01)%
ICE U.S. Treasury
20+ Year Bond Index 3,240,305 (3,163,997) (76,308) —
(620,237,709) 28,692,302
Total Unrealized
Appreciation
31,347,117
Total Unrealized
Depreciation
(2,654,815)

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
175
TBT
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT CONSUMER DISCRETIONARY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
176
SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 143 .2%
Repurchase Agreements (a) — 84 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,181,438
(Cost $2,180,684) $ 2,180,684
$ 2,180,684
U.S. Treasury Obligations (b) — 58 .3%
U.S. Treasury Bills
4.22%, 6/5/2025 (c)
(Cost $1,499,303) 1,500,000 1,499,469
Total Short-Term Investments
(Cost $3,679,987) 3,680,153
Total Investments — 143.2%
(Cost $3,679,987) 3,680,153
Liabilities in excess of other assets — (43.2%) (1,110,740)
Net Assets — 100.0% $ 2,569,413
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,034,337.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 62,954
Aggregate gross unrealized depreciation (1,320,137)
Net unrealized depreciation $ (1,257,183)
Federal income tax cost $ 3,679,987
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,201,966) 3/6/2026 BNP Paribas (4.83)%
S&P Consumer
Discretionary Select
Sector Index
f
(147,465) — 63,416 (84,049)
(1,193,319) 3/6/2026
Goldman Sachs
International (4.58)%
S&P Consumer
Discretionary Select
Sector Index
f
(511,553) 293,697 69,241 (148,615)
(1,712,154) 3/6/2026
Societe
Generale (4.63)%
S&P Consumer
Discretionary Select
Sector Index
f
(661,119) 661,119 — —
(1,031,183) 3/8/2027 UBS AG (4.63)%
S&P Consumer
Discretionary Select
Sector Index
f
62,788 — — 62,788
(5,138,622) (1,257,349)
Total Unrealized
Appreciation
62,788
Total Unrealized
Depreciation
(1,320,137)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRASHORT CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
177
SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .8%
Repurchase Agreements (a) — 89 .8%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $622,784
(Cost $622,568) $ 622,568
$ 622,568
Total Investments — 89.8%
(Cost $622,568) 622,568
Other assets less liabilities — 10.2% 70,448
Net Assets — 100.0% $ 693,016
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,616
Aggregate gross unrealized depreciation (61,593)
Net unrealized depreciation $ (53,977)
Federal income tax cost $ 622,568
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(579,622) 3/8/2027
Bank of
America NA (4.93)%
S&P Consumer
Staples Select Sector
Index
f
(21,622) — 21,622 —
(228,842) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Consumer
Staples Select Sector
Index
f
7,616 — — 7,616
(244,711) 3/6/2026
Societe
Generale (4.63)%
S&P Consumer
Staples Select Sector
Index
f
(27,777) — 13,000 (14,777)
(332,405) 3/6/2026 UBS AG (4.63)%
S&P Consumer
Staples Select Sector
Index
f
(12,194) — 12,194 —
(1,385,580) (53,977)
Total Unrealized
Appreciation
7,616
Total Unrealized
Depreciation
(61,593)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT DOW30
~
SM
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
178
DXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 99 .6%
Repurchase Agreements (a) — 35 .0%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $20,024,687
(Cost $20,017,773) $ 20,017,773
$ 20,017,773
U.S. Treasury Obligations (b) — 64 .6%
U.S. Treasury Bills
4.24%, 6/12/2025 (c) 12,000,000 11,985,848
4.24%, 7/15/2025 (c) 25,000,000 24,874,135
Total U.S. Treasury Obligations
(Cost $36,855,582) 36,859,983
Total Short-Term Investments
(Cost $56,873,355) 56,877,756
Total Investments — 99.6%
(Cost $56,873,355) 56,877,756
Other assets less liabilities — 0.4% 253,291
Net Assets — 100.0% $ 57,131,047
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,744,046.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,814,821
Aggregate gross unrealized depreciation (4,205,584)
Net unrealized depreciation $ (1,390,763)
Federal income tax cost $ 56,873,355
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 28 6/20/2025 U.S. Dollar $ 5,921,160 $ (60,463)
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(11,370,649) 11/6/2025
Bank of
America NA (5.23)%
Dow Jones Industrial
Average
SM
(1,642,194) 1,642,194 — —
(16,485,327) 11/6/2025
Barclays Bank
PLC (4.88)%
Dow Jones Industrial
Average
SM
(1,516,463) 1,516,463 — —
(14,075,933) 1/12/2027 BNP Paribas (4.93)%
Dow Jones Industrial
Average
SM
(986,464) 986,464 — —
(12,723,291) 3/8/2027 Citibank NA (5.08)%
Dow Jones Industrial
Average
SM
126,304 (126,304) — —
(18,191,474) 11/6/2026
Goldman Sachs
International (4.83)%
Dow Jones Industrial
Average
SM
959,038 (959,038) — —
(16,443,057) 11/6/2026
Societe
Generale (4.93)%
Dow Jones Industrial
Average
SM
863,159 (844,249) (18,910) —
(19,038,102) 11/6/2026 UBS AG (4.73)%
Dow Jones Industrial
Average
SM
861,919 (835,873) — 26,046
(108,327,833) (1,334,701)
Total Unrealized
Appreciation
2,810,420
Total Unrealized
Depreciation
(4,145,121)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
179
DXD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ENERGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
180
DUG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 85 .6%
Repurchase Agreements (a) — 53 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $6,915,688
(Cost $6,913,301) $ 6,913,301
$ 6,913,301
U.S. Treasury Obligations (b) — 32 .3%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $4,187,776) 4,200,000 4,188,173
Total Short-Term Investments
(Cost $11,101,077) 11,101,474
Total Investments — 85.6%
(Cost $11,101,077) 11,101,474
Other assets less liabilities — 14.4% 1,872,626
Net Assets — 100.0% $ 12,974,100
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,548,714.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,201,841
Aggregate gross unrealized depreciation (305,859)
Net unrealized appreciation $ 1,895,982
Federal income tax cost $ 11,101,077
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,879,467) 3/8/2027
Bank of
America NA (4.73)%
S&P Energy Select
Sector Index
f
68,682 — — 68,682
(7,182,166) 3/6/2026 BNP Paribas (4.93)%
S&P Energy Select
Sector Index
f
2,016,839 (2,016,839) — —
(4,522,579) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Energy Select
Sector Index
f
38,838 — — 38,838
(4,257,900) 3/8/2027
Societe
Generale (4.63)%
S&P Energy Select
Sector Index
f
(305,859) 305,859 — —
(5,104,870) 3/8/2027 UBS AG (4.63)%
S&P Energy Select
Sector Index
f
77,085 — — 77,085
(25,946,982) 1,895,585
Total Unrealized
Appreciation
2,201,444
Total Unrealized
Depreciation
(305,859)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
181
SKF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 135 .2%
Repurchase Agreements (a) — 83 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $9,304,999
(Cost $9,301,787) $ 9,301,787
$ 9,301,787
U.S. Treasury Obligations (b) — 51 .3%
U.S. Treasury Bills
4.26%, 6/17/2025 (c) 2,500,000 2,495,583
4.23%, 6/26/2025 (c) 3,200,000 3,190,990
Total U.S. Treasury Obligations
(Cost $5,686,017) 5,686,573
Total Short-Term Investments
(Cost $14,987,804) 14,988,360
Total Investments — 135.2%
(Cost $14,987,804) 14,988,360
Liabilities in excess of other assets — (35.2%) (3,899,368)
Net Assets — 100.0% $ 11,088,992
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,353,035.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 556
Aggregate gross unrealized depreciation (4,836,720)
Net unrealized depreciation $ (4,836,164)
Federal income tax cost $ 14,987,804
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,333,806) 11/6/2025
Bank of
America NA (4.78)%
S&P Financial Select
Sector Index
f
(532,800) 360,305 172,495 —
(1,974,517) 3/6/2026
Barclays Bank
PLC (4.98)%
S&P Financial Select
Sector Index
f
(628,836) 85,236 543,600 —
(2,082,367) 3/6/2026 BNP Paribas (4.83)%
S&P Financial Select
Sector Index
f
(549,173) 549,173 — —
(2,982,155) 4/15/2027 Citibank NA (4.73)%
S&P Financial Select
Sector Index
f
(641,408) 641,408 — —
(3,481,897) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Financial Select
Sector Index
f
(375,950) 133,555 242,395 —
(3,627,995) 3/6/2026
J.P. Morgan
Securities, LLC (4.98)%
S&P Financial Select
Sector Index
f
(384,374) 293,909 — (90,465)
(3,127,626) 3/6/2026
Societe
Generale (4.63)%
S&P Financial Select
Sector Index
f
(1,282,837) 1,282,837 — —
(2,566,434) 3/6/2026 UBS AG (4.63)%
S&P Financial Select
Sector Index
f
(441,342) 441,342 — —
(22,176,797) (4,836,720)
Total Unrealized
Depreciation
(4,836,720)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
182
FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97 .1%
Repurchase Agreements (a) — 53 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,769,807
(Cost $3,768,506) $ 3,768,506
$ 3,768,506
U.S. Treasury Obligations (b) — 43 .4%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 1,000,000 999,646
4.23%, 6/20/2025 (c) 1,800,000 1,796,193
4.25%, 7/8/2025 (c) 250,000 248,948
Total U.S. Treasury Obligations
(Cost $3,044,450) 3,044,787
Total Short-Term Investments
(Cost $6,812,956) 6,813,293
Total Investments — 97.1%
(Cost $6,812,956) 6,813,293
Other assets less liabilities — 2.9% 201,397
Net Assets — 100.0% $ 7,014,690
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,891,973.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 891,558
Aggregate gross unrealized depreciation (655,686)
Net unrealized appreciation $ 235,872
Federal income tax cost $ 6,812,956
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,482,177) 11/6/2026
Bank of
America NA (3.63)%
iShares
®
China
Large-Cap ETF
f
234,594 (229,201) — 5,393
(1,927,590) 11/13/2025 Citibank NA (1.78)%
iShares
®
China
Large-Cap ETF
f
(6,257) 6,257 — —
(3,973,099) 11/6/2026
Goldman Sachs
International (3.83)%
iShares
®
China
Large-Cap ETF
f
656,627 (540,932) — 115,695
(2,170,645) 11/6/2026
Societe
Generale (4.18)%
iShares
®
China
Large-Cap ETF
f
(188,292) 188,292 — —
(2,453,807) 3/6/2026 UBS AG (4.43)%
iShares
®
China
Large-Cap ETF
f
(461,137) 461,137 — —
(14,007,318) 235,535
Total Unrealized
Appreciation
891,221
Total Unrealized
Depreciation
(655,686)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
183
EPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 114 .4%
Repurchase Agreements (a) — 62 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $11,348,222
(Cost $11,344,301) $ 11,344,301
$ 11,344,301
U.S. Treasury Obligations (b) — 51 .5%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $9,272,933) 9,300,000 9,273,813
Total Short-Term Investments
(Cost $20,617,234) 20,618,114
Total Investments — 114.4%
(Cost $20,617,234) 20,618,114
Liabilities in excess of other assets — (14.4%) (2,589,992)
Net Assets — 100.0% $ 18,028,122
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,306,579.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 359,249
Aggregate gross unrealized depreciation (5,072,788)
Net unrealized depreciation $ (4,713,539)
Federal income tax cost $ 20,617,234
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(18,031,677) 11/13/2025 Citibank NA (3.73)%
Vanguard
®
FTSE
Europe ETF Shares
f
(2,834,613) 2,834,613 — —
(11,906,632) 11/6/2026
Goldman Sachs
International (3.83)%
Vanguard
®
FTSE
Europe ETF Shares
f
(1,279,089) — 1,279,089 —
(3,057,472) 11/6/2026
Societe
Generale (3.48)%
Vanguard
®
FTSE
Europe ETF Shares
f
(959,086) 871,942 — (87,144)
(2,997,124) 11/6/2026 UBS AG (3.08)%
Vanguard
®
FTSE
Europe ETF Shares
f
358,369 (358,369) — —
(35,992,905) (4,714,419)
Total Unrealized
Appreciation
358,369
Total Unrealized
Depreciation
(5,072,788)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
184
RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 68 .6%
Repurchase Agreements (a) — 68 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,471,762
(Cost $1,471,255) $ 1,471,255
$ 1,471,255
Total Investments — 68.6%
(Cost $1,471,255) 1,471,255
Other assets less liabilities — 31.4% 674,275
Net Assets — 100.0% $ 2,145,530
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 368,050
Aggregate gross unrealized depreciation (1,115)
Net unrealized appreciation $ 366,935
Federal income tax cost $ 1,471,255
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(488,479) 3/8/2027
Bank of
America NA (4.98)%
S&P Health Care
Select Sector Index
f
84,529 — — 84,529
(604,912) 3/6/2026 BNP Paribas (4.93)%
S&P Health Care
Select Sector Index
f
135,108 — — 135,108
(298,441) 4/15/2027 Citibank NA (4.78)%
S&P Health Care
Select Sector Index
f
2,018 — — 2,018
(1,166,998) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Health Care
Select Sector Index
f
(1,115) — 1,115 —
(705,284) 11/6/2025
Societe
Generale (4.63)%
S&P Health Care
Select Sector Index
f
90,519 — — 90,519
(1,026,476) 3/6/2026 UBS AG (4.33)%
S&P Health Care
Select Sector Index
f
55,876 — — 55,876
(4,290,590) 366,935
Total Unrealized
Appreciation
368,050
Total Unrealized
Depreciation
(1,115)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
185
SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 141 .3%
Repurchase Agreements (a) — 103 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,381,353
(Cost $1,380,875) $ 1,380,875
$ 1,380,875
U.S. Treasury Obligations (b) — 37 .6%
U.S. Treasury Bills
4.22%, 6/5/2025 (c)
(Cost $499,768) 500,000 499,823
Total Short-Term Investments
(Cost $1,880,643) 1,880,698
Total Investments — 141.3%
(Cost $1,880,643) 1,880,698
Liabilities in excess of other assets — (41.3%) (549,418)
Net Assets — 100.0% $ 1,331,280
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $400,659.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 55
Aggregate gross unrealized depreciation (633,054)
Net unrealized depreciation $ (632,999)
Federal income tax cost $ 1,880,643
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(363,996) 11/6/2025
Bank of
America NA (4.98)%
S&P Industrials
Select Sector Index
f
(101,405) — — (101,405)
(940,923) 3/6/2026 BNP Paribas (4.93)%
S&P Industrials
Select Sector Index
f
(298,059) 298,059 — —
(618,650) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Industrials
Select Sector Index
f
(107,291) 22,092 32,821 (52,378)
(280,550) 3/6/2026
Societe
Generale (4.63)%
S&P Industrials
Select Sector Index
f
(95,503) — 65,000 (30,503)
(457,513) 3/8/2027 UBS AG (4.63)%
S&P Industrials
Select Sector Index
f
(30,796) 21,392 — (9,404)
(2,661,632) (633,054)
Total Unrealized
Depreciation
(633,054)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
186
SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101 .5%
Repurchase Agreements (a) — 83 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $688,996
(Cost $688,760) $ 688,760
$ 688,760
U.S. Treasury Obligations (b) — 18 .1%
U.S. Treasury Bills
4.26%, 6/17/2025 (c)
(Cost $149,720) 150,000 149,735
Total Short-Term Investments
(Cost $838,480) 838,495
Total Investments — 101.5%
(Cost $838,480) 838,495
Liabilities in excess of other assets — (1.5%) (12,749)
Net Assets — 100.0% $ 825,746
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $149,735.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,954
Aggregate gross unrealized depreciation (79,608)
Net unrealized depreciation $ (76,654)
Federal income tax cost $ 838,480
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(248,983) 3/8/2027
Bank of
America NA (4.63)%
S&P Materials Select
Sector Index
f
(14,560) 14,560 — —
(319,468) 3/6/2026 BNP Paribas (4.93)%
S&P Materials Select
Sector Index
f
(9,593) — — (9,593)
(335,944) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Materials Select
Sector Index
f
2,939 — — 2,939
(396,360) 3/8/2027
Societe
Generale (4.63)%
S&P Materials Select
Sector Index
f
(35,559) 35,559 — —
(350,591) 3/8/2027 UBS AG (4.63)%
S&P Materials Select
Sector Index
f
(19,896) — 19,896 —
(1,651,346) (76,669)
Total Unrealized
Appreciation
2,939
Total Unrealized
Depreciation
(79,608)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2025 :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
187
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 118 .7%
Repurchase Agreements (a) — 118 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,626,628
(Cost $1,626,066) $ 1,626,066
$ 1,626,066
Total Investments — 118.7%
(Cost $1,626,066) 1,626,066
Liabilities in excess of other assets — (18.7%) (256,518)
Net Assets — 100.0% $ 1,369,548
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 32,106
Aggregate gross unrealized depreciation (408,493)
Net unrealized depreciation $ (376,387)
Federal income tax cost $ 1,626,066
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(627,288) 3/8/2027
Bank of
America NA (5.08)% S&P MidCap 400
®
(135,116) — — (135,116)
(624,287) 4/6/2027 BNP Paribas (4.78)% S&P MidCap 400
®
(101,719) — — (101,719)
(525,242) 11/6/2025 Citibank NA (4.68)% S&P MidCap 400
®
(171,658) — 39,000 (132,658)
(963,443) 11/6/2026
Societe
Generale (4.56)% S&P MidCap 400
®
32,106 — — 32,106
(2,740,260) (376,387)
Total Unrealized
Appreciation
32,106
Total Unrealized
Depreciation
(408,493)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT MSCI BRAZIL CAPPED :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
188
BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103 .2%
Repurchase Agreements (a) — 59 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $6,172,810
(Cost $6,170,681) $ 6,170,681
$ 6,170,681
U.S. Treasury Obligations (b) — 43 .5%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 1,500,000 1,499,469
4.24%, 6/20/2025 (c) 1,000,000 997,885
4.25%, 6/24/2025 (c) 2,000,000 1,994,830
Total U.S. Treasury Obligations
(Cost $4,491,671) 4,492,184
Total Short-Term Investments
(Cost $10,662,352) 10,662,865
Total Investments — 103.2%
(Cost $10,662,352) 10,662,865
Liabilities in excess of other assets — (3.2%) (331,580)
Net Assets — 100.0% $ 10,331,285
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,205,147.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 188,102
Aggregate gross unrealized depreciation (1,303,707)
Net unrealized depreciation $ (1,115,605)
Federal income tax cost $ 10,662,352
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,993,603) 11/6/2026
Bank of
America NA (3.53)%
iShares
®
MSCI Brazil
Capped ETF
f
(457,175) 457,175 — —
(4,011,972) 11/13/2025 Citibank NA (4.33)%
iShares
®
MSCI Brazil
Capped ETF
f
(110,809) — 110,809 —
(5,424,623) 11/6/2026
Goldman Sachs
International (3.83)%
iShares
®
MSCI Brazil
Capped ETF
f
(318,808) — 318,808 —
(3,095,876) 11/6/2026
Societe
Generale (3.68)%
iShares
®
MSCI Brazil
Capped ETF
f
187,589 (187,589) — —
(4,064,667) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI Brazil
Capped ETF
f
(416,915) 282,430 134,485 —
(20,590,741) (1,116,118)
Total Unrealized
Appreciation
187,589
Total Unrealized
Depreciation
(1,303,707)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
189
EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 116 .5%
Repurchase Agreements (a) — 60 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $639,833
(Cost $639,614) $ 639,614
$ 639,614
U.S. Treasury Obligations (b) — 56 .4%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 500,000 499,823
4.23%, 6/26/2025 (c) 100,000 99,719
Total U.S. Treasury Obligations
(Cost $599,476) 599,542
Total Short-Term Investments
(Cost $1,239,090) 1,239,156
Total Investments — 116.5%
(Cost $1,239,090) 1,239,156
Liabilities in excess of other assets — (16.5%) (175,764)
Net Assets — 100.0% $ 1,063,392
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $420,627.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,141
Aggregate gross unrealized depreciation (522,137)
Net unrealized depreciation $ (519,996)
Federal income tax cost $ 1,239,090
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,198,511) 11/13/2025 Citibank NA (4.13)%
iShares
®
MSCI EAFE
ETF
f
(154,944) 154,944 — —
(135,783) 11/13/2025
Goldman Sachs
International (4.18)%
iShares
®
MSCI EAFE
ETF
f
(19,277) 8,277 11,000 —
(508,734) 11/6/2026
Societe
Generale (3.78)%
iShares
®
MSCI EAFE
ETF
f
(347,916) — 347,916 —
(287,860) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI EAFE
ETF
f
2,075 — — 2,075
(2,130,888) (520,062)
Total Unrealized
Appreciation
2,075
Total Unrealized
Depreciation
(522,137)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
190
EEV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 115 .1%
Repurchase Agreements (a) — 81 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,612,420
(Cost $3,611,173) $ 3,611,173
$ 3,611,173
U.S. Treasury Obligations (b) — 33 .7%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 1,000,000 999,646
4.23%, 7/3/2025 (c) 500,000 498,187
Total U.S. Treasury Obligations
(Cost $1,497,663) 1,497,833
Total Short-Term Investments
(Cost $5,108,836) 5,109,006
Total Investments — 115.1%
(Cost $5,108,836) 5,109,006
Liabilities in excess of other assets — (15.1%) (671,555)
Net Assets — 100.0% $ 4,437,451
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,328,153.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,204
Aggregate gross unrealized depreciation (656,051)
Net unrealized depreciation $ (647,847)
Federal income tax cost $ 5,108,836
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,853,028) 11/13/2025 Citibank NA (3.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(374,129) 374,129 — —
(2,379,026) 11/13/2025
Goldman Sachs
International (3.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(185,221) 185,221 — —
(1,027,555) 11/6/2026
Societe
Generale (4.13)%
iShares
®
MSCI
Emerging Markets
ETF
f
(96,701) 44,473 — (52,228)
(1,574,695) 11/6/2026 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
8,034 — — 8,034
(8,834,304) (648,017)
Total Unrealized
Appreciation
8,034
Total Unrealized
Depreciation
(656,051)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2025 :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
191
EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 87 .4%
Repurchase Agreements (a) — 87 .4%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,378,507
(Cost $4,376,996) $ 4,376,996
$ 4,376,996
Total Investments — 87.4%
(Cost $4,376,996) 4,376,996
Other assets less liabilities — 12.6% 629,676
Net Assets — 100.0% $ 5,006,672
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (953,006)
Net unrealized depreciation $ (953,006)
Federal income tax cost $ 4,376,996
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,880,002) 11/6/2026
Bank of
America NA (4.53)%
iShares
®
MSCI Japan
ETF
f
(388,026) — 388,026 —
(2,165,191) 11/6/2026
Societe
Generale (3.83)%
iShares
®
MSCI Japan
ETF
f
(178,971) — 101,618 (77,353)
(4,963,067) 11/13/2025 UBS AG (4.33)%
iShares
®
MSCI Japan
ETF
f
(386,009) — 386,009 —
(10,008,260) (953,006)
Total Unrealized
Depreciation
(953,006)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
192
BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 80 .8%
Repurchase Agreements (a) — 77 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,228,229
(Cost $2,227,461) $ 2,227,461
$ 2,227,461
U.S. Treasury Obligations (b) — 3 .5%
U.S. Treasury Bills
4.23%, 6/26/2025 (c)
(Cost $99,709) 100,000 99,718
Total Short-Term Investments
(Cost $2,327,170) 2,327,179
Total Investments — 80.8%
(Cost $2,327,170) 2,327,179
Other assets less liabilities — 19.2% 554,731
Net Assets — 100.0% $ 2,881,910
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,444.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 463,700
Aggregate gross unrealized depreciation (484,774)
Net unrealized depreciation $ (21,074)
Federal income tax cost $ 2,327,170
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,064,653) 3/8/2027
Bank of
America NA (4.93)%
Nasdaq
Biotechnology Index
®
98,919 — — 98,919
(1,566,386) 11/6/2025 BNP Paribas (4.58)%
Nasdaq
Biotechnology Index
®
(383,803) 34,303 288,900 (60,600)
(1,085,049) 3/8/2027 Citibank NA (3.93)%
Nasdaq
Biotechnology Index
®
108,292 — — 108,292
(1,044,257) 11/6/2026
Societe
Generale (4.58)%
Nasdaq
Biotechnology Index
®
256,480 (252,451) (4,029) —
(1,003,466) 11/6/2025 UBS AG (4.33)%
Nasdaq
Biotechnology Index
®
(100,971) 21,141 3,559 (76,271)
(5,763,811) (21,083)
Total Unrealized
Appreciation
463,691
Total Unrealized
Depreciation
(484,774)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
193
QID
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 135 .1%
Repurchase Agreements (a) — 13 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $34,225,660
(Cost $34,213,846) $ 34,213,846
$ 34,213,846
U.S. Treasury Obligations (b) — 122 .0%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 30,000,000 29,996,482
4.25%, 6/10/2025 (c) 25,000,000 24,976,500
4.23%, 6/17/2025 (c) 35,000,000 34,938,166
4.25%, 6/20/2025 (c) 50,000,000 49,894,250
4.25%, 7/1/2025 (c) 100,000,000 99,660,257
4.23%, 7/3/2025 (c) 75,000,000 74,727,943
4.24%, 7/15/2025 (c) 5,000,000 4,974,827
Total U.S. Treasury Obligations
(Cost $319,131,064) 319,168,425
Total Short-Term Investments
(Cost $353,344,910) 353,382,271
Total Investments — 135.1%
(Cost $353,344,910) 353,382,271
Liabilities in excess of other assets — (35.1%) (91,774,212)
Net Assets — 100.0% $ 261,608,059
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $120,459,342.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 37,361
Aggregate gross unrealized depreciation (90,638,325)
Net unrealized depreciation $ (90,600,964)
Federal income tax cost $ 353,344,910
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 45 6/20/2025 U.S. Dollar $ 19,239,075 $ (557,558)

See accompanying notes to the financial statements.
ULTRASHORT QQQ :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
194
QID
::
Swap Agreements
a
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(15,408,195) 1/26/2026
Bank of
America NA (5.18)% Nasdaq-100 Index
®
(520,342) 520,342 — —
(82,397,562) 11/6/2025
Barclays Bank
PLC (4.88)% Nasdaq-100 Index
®
(24,946,848) 24,946,848 — —
(59,925,500) 1/26/2026 BNP Paribas (5.03)% Nasdaq-100 Index
®
(17,040,313) 17,040,313 — —
(21,938,538) 3/6/2026 Citibank NA (5.08)% Nasdaq-100 Index
®
(10,759,643) 10,759,643 — —
(6,210,228) 11/6/2026
Goldman Sachs
International (4.83)% Nasdaq-100 Index
®
(940,471) 940,471 — —
(102,948,936) 4/6/2027
J.P. Morgan
Securities, LLC (4.88)% Nasdaq-100 Index
®
(13,776,272) 13,776,272 — —
(26,569,532) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% Nasdaq-100 Index
®
(892,939) 892,939 — —
(58,004,811) 4/6/2027
Nomura Global
Financial
Products Inc. (5.03)% Nasdaq-100 Index
®
(7,889,991) 7,889,991 — —
(41,294,816) 3/6/2026
Societe
Generale (4.98)% Nasdaq-100 Index
®
(5,582,272) 5,582,272 — —
(89,263,791) 3/6/2026 UBS AG (4.85)% Nasdaq-100 Index
®
(7,731,676) 7,731,676 — —
(503,961,909) (90,080,767)
Total Unrealized
Depreciation
(90,080,767)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
195
SRS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 109 .0%
Repurchase Agreements (a) — 81 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $17,969,245
(Cost $17,963,041) $ 17,963,041
$ 17,963,041
U.S. Treasury Obligations (b) — 27 .3%
U.S. Treasury Bills
4.22%, 6/17/2025 (c)
(Cost $5,988,801) 6,000,000 5,989,400
Total Short-Term Investments
(Cost $23,951,842) 23,952,441
Total Investments — 109.0%
(Cost $23,951,842) 23,952,441
Liabilities in excess of other assets — (9.0%) (1,977,010)
Net Assets — 100.0% $ 21,975,431
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,397,764.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 818,032
Aggregate gross unrealized depreciation (2,765,265)
Net unrealized depreciation $ (1,947,233)
Federal income tax cost $ 23,951,842
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(8,895,777) 3/8/2027
Bank of
America NA (4.83)%
S&P Real Estate
Select Sector Index
f
217,955 (217,955) — —
(11,978,721) 3/6/2026 BNP Paribas (4.83)%
S&P Real Estate
Select Sector Index
f
(1,682,478) 1,682,478 — —
(7,411,510) 4/15/2027 Citibank NA (4.78)%
S&P Real Estate
Select Sector Index
f
(392,204) 392,204 — —
(2,111,990) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Real Estate
Select Sector Index
f
208,388 (208,388) — —
(6,797,295) 3/8/2027
Societe
Generale (4.63)%
S&P Real Estate
Select Sector Index
f
(690,583) 690,583 — —
(6,752,882) 3/8/2027 UBS AG (4.63)%
S&P Real Estate
Select Sector Index
f
391,090 (391,090) — —
(43,948,175) (1,947,832)
Total Unrealized
Appreciation
817,433
Total Unrealized
Depreciation
(2,765,265)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
196
TWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 118 .8%
Repurchase Agreements (a) — 19 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $8,881,876
(Cost $8,878,809) $ 8,878,809
$ 8,878,809
U.S. Treasury Obligations (b) — 99 .5%
U.S. Treasury Bills
4.24%, 6/12/2025 (c) 20,000,000 19,976,413
4.23%, 6/26/2025 (c) 1,000,000 997,184
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $45,842,356) 45,847,733
Total Short-Term Investments
(Cost $54,721,165) 54,726,542
Total Investments — 118.8%
(Cost $54,721,165) 54,726,542
Liabilities in excess of other assets — (18.8%) (8,641,880)
Net Assets — 100.0% $ 46,084,662
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,760,156.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,343,870
Aggregate gross unrealized depreciation (10,757,949)
Net unrealized depreciation $ (9,414,079)
Federal income tax cost $ 54,721,165
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 37 6/20/2025 U.S. Dollar $ 3,826,355 $ (14,113)
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(17,561,399) 11/6/2025
Bank of
America NA (4.73)% Russell 2000
®
Index (1,812,869) 1,812,869 — —
(10,376,908) 11/6/2025
Barclays Bank
PLC (4.78)% Russell 2000
®
Index (3,960,518) 3,586,519 373,999 —
(15,449,650) 1/12/2027 BNP Paribas (4.73)% Russell 2000
®
Index 451,554 (429,716) — 21,838
(14,900,017) 3/8/2027 Citibank NA (4.58)% Russell 2000
®
Index (100,650) 100,650 — —
(799,654) 11/6/2026
Goldman Sachs
International (4.48)% Russell 2000
®
Index 139,732 (139,732) — —
(18,084,170) 11/6/2025
Societe
Generale (4.63)% Russell 2000
®
Index (4,869,799) 4,776,638 93,161 —
(11,172,131) 11/6/2026 UBS AG (4.63)% Russell 2000
®
Index 747,207 (616,822) — 130,385
(88,343,929) (9,405,343)
Total Unrealized
Appreciation
1,338,493
Total Unrealized
Depreciation
(10,743,836)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
197
TWM
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT S&P500
®
:: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
198
SDS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 118 .7%
Repurchase Agreements (a) — 13 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $57,366,647
(Cost $57,346,843) $ 57,346,843
$ 57,346,843
U.S. Treasury Obligations (b) — 105 .5%
U.S. Treasury Bills
4.27%, 6/3/2025 (c) 30,000,000 29,996,482
4.22%, 6/10/2025 (c) 75,000,000 74,929,500
4.21%, 6/17/2025 (c) 50,000,000 49,911,666
4.24%, 6/20/2025 (c) 50,000,000 49,894,250
4.25%, 6/26/2025 (c) 30,000,000 29,915,525
4.23%, 7/3/2025 (c) 125,000,000 124,546,571
4.24%, 7/10/2025 (c) 75,000,000 74,665,917
4.24%, 7/15/2025 (c) 25,000,000 24,874,136
Total U.S. Treasury Obligations
(Cost $458,682,828) 458,734,047
Total Short-Term Investments
(Cost $516,029,671) 516,080,890
Total Investments — 118.7%
(Cost $516,029,671) 516,080,890
Liabilities in excess of other assets — (18.7%) (81,171,680)
Net Assets — 100.0% $ 434,909,210
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $141,897,685.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 51,219
Aggregate gross unrealized depreciation (91,240,075)
Net unrealized depreciation $ (91,188,856)
Federal income tax cost $ 516,029,671
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 220 6/20/2025 U.S. Dollar $ 65,076,000 $ (1,574,531)

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
199
SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(94,687,539) 3/8/2027
Bank of
America NA (5.03)% S&P 500
®
(10,023,118) 10,023,118 — —
(61,688,485) 3/6/2026
Barclays Bank
PLC (4.88)% S&P 500
®
(10,482,878) 10,482,878 — —
(74,510,941) 1/12/2027 BNP Paribas (4.93)% S&P 500
®
(1,973,365) 1,973,365 — —
(102,621,027) 3/6/2026 Citibank NA (4.88)% S&P 500
®
(16,789,075) 16,789,075 — —
(53,382,560) 1/26/2026
Goldman Sachs
International (4.83)% S&P 500
®
(13,041,971) 13,041,971 — —
(135,300,849) 4/6/2027
J.P. Morgan
Securities, LLC (4.78)% S&P 500
®
(16,502,952) 16,502,952 — —
(92,222,364) 1/12/2027
Morgan
Stanley & Co.
International plc (4.68)% S&P 500
®
(201,443) 201,443 — —
(103,300,871) 1/26/2026
Societe
Generale (4.93)% S&P 500
®
(18,299,761) 18,299,761 — —
(87,047,625) 4/7/2026 UBS AG (4.85)% S&P 500
®
(2,350,981) 2,350,981 — —
(804,762,261) (89,665,544)
Total Unrealized
Depreciation
(89,665,544)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT SEMICONDUCTORS :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
200
SSG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 144 .6%
Repurchase Agreements (a) — 91 .9%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $11,322,322
(Cost $11,318,414) $ 11,318,414
$ 11,318,414
U.S. Treasury Obligations (b) — 52 .7%
U.S. Treasury Bills
4.22%, 6/5/2025 (c) 1,500,000 1,499,469
4.23%, 6/17/2025 (c) 1,000,000 998,234
4.25%, 6/24/2025 (c) 3,000,000 2,992,245
4.25%, 7/8/2025 (c) 1,000,000 995,790
Total U.S. Treasury Obligations
(Cost $6,484,978) 6,485,738
Total Short-Term Investments
(Cost $17,803,392) 17,804,152
Total Investments — 144.6%
(Cost $17,803,392) 17,804,152
Liabilities in excess of other assets — (44.6%) (5,487,279)
Net Assets — 100.0% $ 12,316,873
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,979,880.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 129,864
Aggregate gross unrealized depreciation (5,597,540)
Net unrealized depreciation $ (5,467,676)
Federal income tax cost $ 17,803,392
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,328,593) 11/6/2025
Bank of
America NA (5.03)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,427,343) 1,427,343 — —
(7,279,905) 3/6/2026
Barclays Bank
PLC (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,421,285) 1,421,285 — —
(2,262,673) 3/6/2026 BNP Paribas (4.83)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(31,930) — — (31,930)
(2,361,050) 3/6/2026
Goldman Sachs
International (4.58)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(954,159) 908,808 — (45,351)
(1,711,762) 3/8/2027
J.P. Morgan
Securities, LLC (4.88)%
Dow Jones U.S.
Semiconductors
SM
Index
f
105,424 (95,624) — 9,800
(1,219,876) 3/8/2027
Morgan
Stanley & Co.
International plc (4.68)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(310,272) 297,232 — (13,040)
(2,479,103) 11/6/2025
Societe
Generale (4.63)%
Dow Jones U.S.
Semiconductors
SM
Index
f
23,680 — — 23,680
(2,990,664) 11/6/2025 UBS AG (4.63)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,452,551) 1,452,551 — —
(24,633,626) (5,468,436)
Total Unrealized
Appreciation
129,104
Total Unrealized
Depreciation
(5,597,540)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
201
SSG
::
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
202
SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .8%
Repurchase Agreements (a) — 55 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,173,937
(Cost $1,173,532) $ 1,173,532
$ 1,173,532
U.S. Treasury Obligations (b) — 23 .6%
U.S. Treasury Bills
4.22%, 6/5/2025 (c)
(Cost $499,768) 500,000 499,823
Total Short-Term Investments
(Cost $1,673,300) 1,673,355
Total Investments — 78.8%
(Cost $1,673,300) 1,673,355
Other assets less liabilities — 21.2% 450,873
Net Assets — 100.0% $ 2,124,228
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,997.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 55
Aggregate gross unrealized depreciation (473,204)
Net unrealized depreciation $ (473,149)
Federal income tax cost $ 1,673,300
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,139,644) 11/6/2026
Bank of
America NA (4.83)% S&P SmallCap 600
®
(264,408) — 264,408 —
(879,745) 3/8/2027
Societe
Generale (4.38)% S&P SmallCap 600
®
(62,763) — 62,763 —
(1,229,075) 12/8/2026 UBS AG (4.63)% S&P SmallCap 600
®
(146,033) 9,996 94,000 (42,037)
(4,248,464) (473,204)
Total Unrealized
Depreciation
(473,204)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
203
REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 134 .0%
Repurchase Agreements (a) — 91 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $3,877,081
(Cost $3,875,741) $ 3,875,741
$ 3,875,741
U.S. Treasury Obligations (b) — 42 .4%
U.S. Treasury Bills
4.24%, 6/17/2025 (c) 300,000 299,470
4.25%, 6/24/2025 (c) 1,500,000 1,496,123
Total U.S. Treasury Obligations
(Cost $1,795,384) 1,795,593
Total Short-Term Investments
(Cost $5,671,125) 5,671,334
Total Investments — 134.0%
(Cost $5,671,125) 5,671,334
Liabilities in excess of other assets — (34.0%) (1,438,990)
Net Assets — 100.0% $ 4,232,344
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,765,682.
(c) The rate shown was the current yield as of May 31, 2025.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 209
Aggregate gross unrealized depreciation (1,875,613)
Net unrealized depreciation $ (1,875,404)
Federal income tax cost $ 5,671,125
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,379,306) 3/8/2027
Bank of
America NA (5.06)%
S&P Technology
Select Sector Index
f
(44,036) — 44,036 —
(844,331) 3/6/2026
Barclays Bank
PLC (4.93)%
S&P Technology
Select Sector Index
f
(22,402) — — (22,402)
(1,153,686) 3/6/2026 BNP Paribas (4.83)%
S&P Technology
Select Sector Index
f
(412,918) 139,918 273,000 —
(1,014,127) 4/15/2027 Citibank NA (4.78)%
S&P Technology
Select Sector Index
f
(240,934) 240,934 — —
(965,282) 3/8/2027
Goldman Sachs
International (4.58)%
S&P Technology
Select Sector Index
f
(384,043) 314,288 8,083 (61,672)
(1,232,769) 4/15/2027
J.P. Morgan
Securities, LLC (4.83)%
S&P Technology
Select Sector Index
f
(438,931) 284,266 — (154,665)
(704,772) 11/6/2025
Societe
Generale (4.63)%
S&P Technology
Select Sector Index
f
(45,742) — 45,742 —
(1,169,968) 3/6/2026 UBS AG (4.63)%
S&P Technology
Select Sector Index
f
(286,607) 286,607 — —
(8,464,241) (1,875,613)
Total Unrealized
Depreciation
(1,875,613)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: MAY 31, 2025
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
204
SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101 .6%
Repurchase Agreements (a) — 101 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $2,659,208
(Cost $2,658,289) $ 2,658,289
$ 2,658,289
Total Investments — 101.6%
(Cost $2,658,289) 2,658,289
Liabilities in excess of other assets — (1.6%) (41,392)
Net Assets — 100.0% $ 2,616,897
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (416,824)
Net unrealized depreciation $ (416,824)
Federal income tax cost $ 2,658,289
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,356,038) 3/8/2027
Bank of
America NA (4.98)%
S&P Utilities Select
Sector Index
f
(140,599) — 53,000 (87,599)
(1,366,023) 4/15/2027
Goldman Sachs
International (4.58)%
S&P Utilities Select
Sector Index
f
(163,298) — 139,996 (23,302)
(980,098) 3/6/2026
Societe
Generale (4.63)%
S&P Utilities Select
Sector Index
f
(94,540) — 94,540 —
(531,369) 3/8/2027 UBS AG (4.53)%
S&P Utilities Select
Sector Index
f
(18,387) — 18,387 —
(5,233,528) (416,824)
Total Unrealized
Depreciation
(416,824)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 205
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

206 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 11,954,145 $ 85,014,315 $ 128,478,657 $ 11,439,098 $ 3,073,188
Securities, at value 1,997,641 63,767,767 99,865,340 2,592,679 598,010
Repurchase Agreements, at value
9,956,724 21,254,205 28,625,274 8,846,665 2,475,248
Segregated cash balances with
brokers for futures contracts 6,188 81,400 770,703 — —
Segregated cash balances with
custodian for swap agreements 20,725 — 7,243,921 453,254 667,926
Dividends and interest receivable 2,264 4,834 6,510 2,012 562
Receivable for capital shares issued — — — 833,926 —
Receivable from Advisor — — — — 3,924
Unrealized appreciation on non-
exchange traded swap agreements 213,379 3,034,316 2,843,690 — 108,802
Prepaid expenses 4,883 5,185 5,658 4,861 4,829
Total Assets
12,201,804 88,147,707 139,361,096 12,733,397 3,859,301
LIABILITIES:
Payable to Advisor 2,536 48,434 82,887 — —
Management Services fees payable 1,032 6,542 11,538 547 —
Custodian fees payable 497 1,162 1,682 177 122
Administration fees payable 7,555 10,296 12,744 7,238 7,239
Trustee fees payable 102 590 1,052 80 32
Compliance services fees payable 28 159 297 24 10
Listing, Data and related fees payable 153 905 7,167 500 1,507
Professional fees payable 16,707 17,044 17,413 16,697 27,936
Payable for variation margin on futures
contracts 655 6,252 5,769 — —
Unrealized depreciation on non-
exchange traded swap agreements — — 5,127,670 2,075,193 582,659
Other liabilities 1,070 2,629 5,020 2,496 670
Total Liabilities
30,335 94,013 5,273,239 2,102,952 620,175
Commitments and contingencies
(Note 4)
NET ASSETS
$ 12,171,469 $ 88,053,694 $ 134,087,857 $ 10,630,445 $ 3,239,126
NET ASSETS CONSIST OF:
Paid in Capital $ 11,496,021 $ 585,981,953 $ 716,975,352 $ 114,992,537 $ 16,657,306
Distributable earnings (loss) 675,448 (497,928,259) (582,887,495) (104,362,092) (13,418,180)
NET ASSETS
$ 12,171,469 $ 88,053,694 $ 134,087,857 $ 10,630,445 $ 3,239,126
Shares (unlimited number of shares
authorized, no par value) 425,000 3,540,000 5,023,755 318,668 280,000
Net Asset Value $ 28.64 $ 24.87 $ 26.69 $ 33.36 $ 11.57

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 207
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 104,671,175 $ 5,383,108 $ 11,625,072 $ 14,542,373 $ 724,057,137
Securities, at value 94,659,917 — 498,592 9,966,026 673,071,114
Repurchase Agreements, at value
10,022,587 5,383,108 11,126,527 4,577,540 51,065,569
Segregated cash balances with
brokers for futures contracts — 88,940 — — 5,074,912
Segregated cash balances with
custodian for swap agreements — 652,000 2,122,351 2,427,301 —
Dividends and interest receivable 2,280 1,224 2,530 1,042 11,614
Due from counterparty — 4,582 — — —
Receivable from Advisor — 2,211 — — —
Receivable for variation margin on
futures contracts — 3,022 — — 114,783
Unrealized appreciation on non-
exchange traded swap agreements 18,879 18,655 — — 5,872,323
Prepaid expenses 5,296 7,560 6,279 6,981 8,232
Total Assets
104,708,959 6,161,302 13,756,279 16,978,890 735,218,547
LIABILITIES:
Payable for capital shares redeemed — — — — 23,423,823
Payable to Advisor 71,417 — 2,311 — 382,508
Management Services fees payable 10,072 — 1,193 408 53,809
Custodian fees payable 700 446 233 232 6,100
Administration fees payable 12,658 7,239 7,238 7,240 25,590
Trustee fees payable 703 47 109 95 4,596
Compliance services fees payable 168 12 37 26 1,153
Listing, Data and related fees payable 6,514 — — — 239,988
Professional fees payable 26,351 16,667 27,075 31,147 19,581
Unrealized depreciation on non-
exchange traded swap agreements 4,058,784 405,326 1,548,304 726,229 137,256,539
Other liabilities 8,820 626 1,616 924 31,398
Total Liabilities
4,196,187 430,363 1,588,116 766,301 161,445,085
Commitments and contingencies
(Note 4)
NET ASSETS
$ 100,512,772 $ 5,730,939 $ 12,168,163 $ 16,212,589 $ 573,773,462
NET ASSETS CONSIST OF:
Paid in Capital $ 194,699,749 $ 63,427,256 $ 170,470,138 $ 213,718,407 $ 2,002,407,144
Distributable earnings (loss) (94,186,977) (57,696,317) (158,301,975) (197,505,818) (1,428,633,682)
NET ASSETS
$ 100,512,772 $ 5,730,939 $ 12,168,163 $ 16,212,589 $ 573,773,462
Shares (unlimited number of shares
authorized, no par value) 6,300,000 293,667 855,000 654,974 15,922,179
Net Asset Value $ 15.95 $ 19.52 $ 14.23 $ 24.75 $ 36.04

208 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 11,882,930 $ 190,185,549 $ 1,433,674,728 $ 4,465,143 $ 24,114,037
Securities, at value 4,591,873 170,614,655 1,347,143,576 — 10,547,965
Repurchase Agreements, at value
7,291,523 19,590,655 86,683,247 4,465,143 13,567,361
Segregated cash balances with
brokers for futures contracts — 665,817 24,496,560 — 10,313
Segregated cash balances with
custodian for swap agreements — — — 629,410 831,158
Dividends and interest receivable 1,658 4,456 19,716 1,015 3,086
Receivable for capital shares issued — — 10,471,510 — —
Receivable from Advisor — — — 2,525 —
Receivable for variation margin on
futures contracts — 35,157 274,395 — 1,093
Unrealized appreciation on non-
exchange traded swap agreements 44,105 4,032,497 864,228 80,681 —
Prepaid expenses 4,871 5,980 13,926 6,467 4,919
Total Assets
11,934,030 194,949,217 1,469,967,158 5,185,241 24,965,895
LIABILITIES:
Payable for capital shares redeemed — 2,996,107 11,518,661 — —
Payable to Advisor 2,587 109,705 894,016 — 12,270
Management Services fees payable 984 15,951 118,843 — 2,475
Custodian fees payable 276 2,315 10,734 135 525
Administration fees payable 7,239 15,072 35,073 7,238 7,559
Trustee fees payable 87 1,321 9,292 39 206
Compliance services fees payable 25 326 2,074 11 54
Listing, Data and related fees payable 588 56,422 — — 341
Professional fees payable 16,710 17,501 21,913 16,666 16,773
Unrealized depreciation on non-
exchange traded swap agreements 459,578 11,630,939 108,003,564 213,853 915,204
Other liabilities 2,685 7,265 84,262 590 2,514
Total Liabilities
490,759 14,852,924 120,698,432 238,532 957,921
Commitments and contingencies
(Note 4)
NET ASSETS
$ 11,443,271 $ 180,096,293 $ 1,349,268,726 $ 4,946,709 $ 24,007,974
NET ASSETS CONSIST OF:
Paid in Capital $ 53,359,071 $ 982,758,869 $ 6,045,027,177 $ 48,538,654 $ 160,453,124
Distributable earnings (loss) (41,915,800) (802,662,576) (4,695,758,451) (43,591,945) (136,445,150)
NET ASSETS
$ 11,443,271 $ 180,096,293 $ 1,349,268,726 $ 4,946,709 $ 24,007,974
Shares (unlimited number of shares
authorized, no par value) 674,888 9,016,642 32,213,420 313,681 565,000
Net Asset Value $ 16.96 $ 19.97 $ 41.89 $ 15.77 $ 42.49

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 209
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 149,456,543 $ 5,071,788 $ 14,513,654 $ 9,340,035 $ 380,612,668
Securities, at value 144,478,938 5,274,556 12,500,140 7,789,125 346,037,325
Repurchase Agreements, at value
4,995,429 777,914 2,279,492 1,082,350 27,531,194
Cash — 64 1,792 — —
Segregated cash balances with
brokers for futures contracts 146,520 — — — 3,091,830
Segregated cash balances with
custodian for swap agreements — 2,838,473 2,618,948 1,315,969 13,732,025
Dividends and interest receivable 1,136 1,210 5,198 8,544 642,725
Receivable for security lending income — — 1 — 81
Due from counterparty — — — 2,262 —
Receivable from Advisor — 4,712 — 4,209 —
Receivable for variation margin on
futures contracts 11,249 — — — 35,150
Unrealized appreciation on non-
exchange traded swap agreements — — — 35,996 27,763,964
Prepaid expenses 5,473 4,887 4,901 4,855 7,289
Total Assets
149,638,745 8,901,816 17,410,472 10,243,310 418,841,583
LIABILITIES:
Payable to Advisor 86,542 — — — 244,553
Management Services fees payable 12,458 — 314 — 33,272
Custodian fees payable 1,692 390 772 1,332 5,186
Administration fees payable 13,114 13,312 13,312 13,314 28,539
Trustee fees payable 957 71 125 65 3,207
Compliance services fees payable 245 14 33 18 852
Listing, Data and related fees payable 1,757 384 635 428 18,380
Professional fees payable 17,209 16,662 16,709 16,680 20,474
Unrealized depreciation on non-
exchange traded swap agreements 14,591,059 1,016,442 3,504,278 115,443 19,510,595
Other liabilities 8,136 1,199 764 842 8,011
Total Liabilities
14,733,169 1,048,474 3,536,942 148,122 19,873,069
Commitments and contingencies
(Note 4)
NET ASSETS
$ 134,905,576 $ 7,853,342 $ 13,873,530 $ 10,095,188 $ 398,968,514
NET ASSETS CONSIST OF:
Paid in Capital $ 203,955,838 $ 7,491,929 $ 21,733,128 $ 12,191,016 $ 373,100,606
Distributable earnings (loss) (69,050,262) 361,413 (7,859,598) (2,095,828) 25,867,908
NET ASSETS
$ 134,905,576 $ 7,853,342 $ 13,873,530 $ 10,095,188 $ 398,968,514
Shares (unlimited number of shares
authorized, no par value) 8,250,000 90,000 315,000 520,000 4,400,000
Net Asset Value $ 16.35 $ 87.26 $ 44.04 $ 19.41 $ 90.67

210 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe Ultra Health Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 74,126,917 $ 568,577,340 $ 11,980,681 $ 5,015,787 $ 78,646,119
Securities, at value 60,748,021 660,019,988 4,989,306 2,989,808 68,420,751
Repurchase Agreements, at value
9,287,524 42,452,067 6,991,929 2,026,337 8,448,390
Cash — 3,246 — — —
Segregated cash balances with
custodian for swap agreements 1,353,000 1,513,000 2,952,783 2,433,053 —
Dividends and interest receivable 297,382 557,759 1,590 461 97,443
Receivable for investments sold — 2,298,216 — — —
Due from counterparty 113,495 — — — —
Receivable from Advisor — — — 4,004 —
Unrealized appreciation on non-
exchange traded swap agreements 353,761 133,312,436 2,318,807 1,387,608 —
Prepaid expenses 5,360 9,912 4,919 4,871 5,308
Total Assets
72,158,543 840,166,624 17,259,334 8,846,142 76,971,892
LIABILITIES:
Payable for capital shares redeemed — 2,260,817 — — —
Payable to Advisor 30,267 522,787 1,285 — 32,684
Management Services fees payable 5,596 70,525 1,335 — 5,606
Custodian fees payable 1,470 10,160 445 193 1,734
Administration fees payable 16,369 36,291 7,239 7,239 16,689
Trustee fees payable 608 6,327 130 49 606
Compliance services fees payable 187 1,604 33 10 171
Listing, Data and related fees payable 3,371 38,740 6,816 799 3,499
Professional fees payable 28,786 21,102 30,897 36,825 17,062
Unrealized depreciation on non-
exchange traded swap agreements 7,334,804 — 2,509,005 — 12,551,214
Other liabilities 3,251 12,309 1,234 755 1,839
Total Liabilities
7,424,709 2,980,662 2,558,419 45,870 12,631,104
Commitments and contingencies
(Note 4)
NET ASSETS
$ 64,733,834 $ 837,185,962 $ 14,700,915 $ 8,800,272 $ 64,340,788
NET ASSETS CONSIST OF:
Paid in Capital $ 101,735,027 $ 396,943,588 $ 34,343,296 $ 7,563,494 $ 101,831,267
Distributable earnings (loss) (37,001,193) 440,242,374 (19,642,381) 1,236,778 (37,490,479)
NET ASSETS
$ 64,733,834 $ 837,185,962 $ 14,700,915 $ 8,800,272 $ 64,340,788
Shares (unlimited number of shares
authorized, no par value) 2,102,944 9,257,750 655,000 115,000 1,630,000
Net Asset Value $ 30.78 $ 90.43 $ 22.44 $ 76.52 $ 39.47

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 211
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 15,520,038 $ 20,302,677 $ 31,628,582 $ 110,250,391 $ 2,059,101
Securities, at value 2,094,087 19,161,433 26,673,343 107,015,339 898,451
Repurchase Agreements, at value
13,426,150 2,489,315 4,938,458 8,857,147 1,160,742
Cash — 186 — 1,544 —
Segregated cash balances with
brokers for futures contracts — — — 1,941,137 —
Segregated cash balances with
custodian for swap agreements 2,479,536 705,893 2,612,166 29,701,288 144,000
Dividends and interest receivable 3,054 23,988 58,983 76,663 264
Receivable for security lending income — — 5 83 —
Receivable for investments sold — 1,074 — 3,012 —
Due from counterparty — — 97,538 — —
Receivable from Advisor 2,085 — — — 6,977
Reclaims receivable — — 1,631 — —
Unrealized appreciation on non-
exchange traded swap agreements 323,683 388,012 — 5,218 139,814
Prepaid expenses 4,863 4,937 5,011 8,230 5,175
Total Assets
18,333,458 22,774,838 34,387,135 147,609,661 2,355,423
LIABILITIES:
Payable to Advisor — 5,857 9,180 73,677 —
Management Services fees payable — 1,884 2,735 11,210 —
Custodian fees payable 237 797 962 7,997 148
Administration fees payable 7,555 13,312 13,312 20,051 7,238
Trustee fees payable 84 168 267 1,018 18
Compliance services fees payable 25 46 80 282 5
Listing, Data and related fees payable 1,820 1,025 1,560 — —
Professional fees payable 31,572 17,154 26,287 20,369 34,515
Payable for variation margin on futures
contracts — — — 4,759 —
Unrealized depreciation on non-
exchange traded swap agreements 374,727 46,086 1,429,004 14,600,414 15,951
Other liabilities 645 777 1,516 3,609 513
Total Liabilities
416,665 87,106 1,484,903 14,743,386 58,388
Commitments and contingencies
(Note 4)
NET ASSETS
$ 17,916,793 $ 22,687,732 $ 32,902,232 $ 132,866,275 $ 2,297,035
NET ASSETS CONSIST OF:
Paid in Capital $ 21,746,493 $ 22,664,695 $ 46,416,080 $ 254,865,492 $ 17,385,147
Distributable earnings (loss) (3,829,700) 23,037 (13,513,848) (121,999,217) (15,088,112)
NET ASSETS
$ 17,916,793 $ 22,687,732 $ 32,902,232 $ 132,866,275 $ 2,297,035
Shares (unlimited number of shares
authorized, no par value) 240,000 560,000 1,435,000 2,225,000 121,557
Net Asset Value $ 74.65 $ 40.51 $ 22.93 $ 59.72 $ 18.90

212 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq Cloud
Computing
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 10,554,720 $ 23,722,779 $ 3,661,867 $ 70,972,930 $ 1,731,939
Securities, at value
(a)
5,781,600 12,972,485 3,927,167 47,871,646 1,783,516
Repurchase Agreements, at value
4,773,798 10,751,780 652,975 8,729,865 20,864
Segregated cash balances with
custodian for swap agreements 2,332,600 1,147,911 1,496,996 949,797 1,316,609
Dividends and interest receivable 1,086 2,445 148 55,358 617
Receivable for security lending income — — — 3,513 1
Receivable from Advisor — — 6,747 — 8,559
Reclaims receivable — — — 13,218 —
Unrealized appreciation on non-
exchange traded swap agreements 2,004,129 756,394 450,183 — 55,877
Prepaid expenses 6,174 7,653 5,850 3,981 3,676
Total Assets
14,899,387 25,638,668 6,540,066 57,627,378 3,189,719
LIABILITIES:
Cash overdraft 16 — — 526 —
Payable for cash collateral received
from securities loaned — — — 1,383,245 23,634
Payable to Advisor 275 5,299 — 21,496 —
Management Services fees payable 1,164 2,084 — 3,848 —
Custodian fees payable 220 304 143 3,511 1,002
Administration fees payable 7,239 7,238 13,314 14,602 13,313
Trustee fees payable 79 132 47 453 21
Compliance services fees payable 19 35 15 150 6
Listing, Data and related fees payable — — — 23,030 541
Professional fees payable 29,935 31,320 29,049 18,505 17,057
Unrealized depreciation on non-
exchange traded swap agreements — 86,193 108,119 11,854,640 539,477
Other liabilities 711 1,690 557 3,204 472
Total Liabilities
39,658 134,295 151,244 13,327,210 595,523
Commitments and contingencies
(Note 4)
NET ASSETS
$ 14,859,729 $ 25,504,373 $ 6,388,822 $ 44,300,168 $ 2,594,196
NET ASSETS CONSIST OF:
Paid in Capital $ 18,473,006 $ 51,418,257 $ 7,592,447 $ 229,937,810 $ 3,719,250
Distributable earnings (loss) (3,613,277) (25,913,884) (1,203,625) (185,637,642) (1,125,054)
NET ASSETS
$ 14,859,729 $ 25,504,373 $ 6,388,822 $ 44,300,168 $ 2,594,196
Shares (unlimited number of shares
authorized, no par value) 275,000 450,000 150,000 1,030,000 85,001
Net Asset Value $ 54.04 $ 56.68 $ 42.59 $ 43.01 $ 30.52
(a) Includes securities on loan valued at: $ — $ — $ — $ 1,171,257 $ 23,623

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 213
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,456,195 $ 7,209,937,069 $ 65,161,433 $ 324,390,745 $ 5,586,034,252
Securities, at value
(a)
— 7,183,032,105 54,509,978 298,212,913 5,310,132,268
Repurchase Agreements, at value
2,456,195 85,628,040 8,388,670 43,220,675 63,997,388
Cash — 220,624 — 12,576 81,747
Segregated cash balances with
brokers for futures contracts — 57,192,882 — 2,787,972 92,057,594
Segregated cash balances with
custodian for swap agreements 1,304,760 18,054,400 543,685 14,198,973 4,708,000
Dividends and interest receivable 558 3,292,481 32,606 183,276 4,778,873
Receivable for security lending income — 1,093 — 9,620 1,077
Receivable for investments sold — — — 329,843 4,428,546
Receivable for capital shares issued — 15,731,104 — — 44,620,782
Receivable from Advisor 3,435 — — — —
Receivable for variation margin on
futures contracts — — — — 1,850,048
Unrealized appreciation on non-
exchange traded swap agreements 815,768 410,346,513 343,169 — 246,050,961
Prepaid expenses 3,689 46,184 5,195 6,672 38,534
Total Assets
4,584,405 7,773,545,426 63,823,303 358,962,520 5,772,745,818
LIABILITIES:
Cash overdraft — — 1,266 — —
Payable for investments purchased — — — 77,802 —
Payable for capital shares redeemed — — — — 4,462,078
Payable for cash collateral received
from securities loaned — — — 4,043,952 —
Payable to Advisor — 4,428,686 29,911 93,048 3,339,278
Management Services fees payable — 613,299 5,203 25,911 456,341
Custodian fees payable 43 78,582 1,252 39,607 131,052
Administration fees payable 7,238 84,152 15,767 26,430 71,970
Trustee fees payable 34 51,519 501 2,628 38,936
Compliance services fees payable 8 14,119 138 725 10,602
Listing, Data and related fees payable 564 2,849,567 2,980 125,529 —
Professional fees payable 24,898 54,111 16,973 21,326 44,561
Payable for variation margin on futures
contracts — 828,601 — 133,113 —
Unrealized depreciation on non-
exchange traded swap agreements 5,573 82,578,282 2,080,283 45,055,051 142,019,972
Other liabilities 530 103,439 1,967 24,984 77,412
Total Liabilities
38,888 91,684,357 2,156,241 49,670,106 150,652,202
Commitments and contingencies
(Note 4)
NET ASSETS
$ 4,545,517 $ 7,681,861,069 $ 61,667,062 $ 309,292,414 $ 5,622,093,616
NET ASSETS CONSIST OF:
Paid in Capital $ 3,848,523 $ 6,342,975,035 $ 96,423,491 $ 524,078,085 $ 5,237,879,596
Distributable earnings (loss) 696,994 1,338,886,034 (34,756,429) (214,785,671) 384,214,020
NET ASSETS
$ 4,545,517 $ 7,681,861,069 $ 61,667,062 $ 309,292,414 $ 5,622,093,616
Shares (unlimited number of shares
authorized, no par value) 80,001 73,250,000 968,744 9,050,000 63,000,000
Net Asset Value $ 56.82 $ 104.87 $ 63.66 $ 34.18 $ 89.24
(a) Includes securities on loan valued at: $ — $ — $ — $ 3,971,170 $ —

214 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra
Semiconductors Ultra SmallCap600 Ultra Technology Ultra Utilities UltraPro Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 914,029,084 $ 28,470,615 $ 547,616,303 $ 14,098,275 $ 786,016,163
Securities, at value
(a)
946,740,779 24,778,501 594,378,120 13,581,340 678,416,744
Repurchase Agreements, at value
77,503,576 3,780,297 40,297,441 1,353,080 77,695,404
Cash — 1,997 — 1,533 —
Segregated cash balances with
brokers for futures contracts — — — — 6,588,900
Segregated cash balances with
custodian for swap agreements 836,200 2,908,542 — 434,701 —
Dividends and interest receivable 134,821 21,113 288,672 50,339 948,172
Receivable for security lending income — 339 — — 220
Receivable for investments sold 3,271,102 — — — —
Due from counterparty — — — 4,427 —
Unrealized appreciation on non-
exchange traded swap agreements 90,935,871 — 34,525,645 1,268,408 20,370,708
Prepaid expenses 8,959 6,601 7,990 4,907 8,634
Total Assets
1,119,431,308 31,497,390 669,497,868 16,698,735 784,028,782
LIABILITIES:
Cash overdraft — — 1,123 — 238
Payable for investments purchased — 2,665 — — —
Payable for capital shares redeemed 3,302,419 — — — —
Payable for cash collateral received
from securities loaned — 53,101 — — —
Payable to Advisor 586,654 — 392,951 1,206 408,327
Management Services fees payable 77,378 1,281 51,379 1,443 54,782
Custodian fees payable 13,570 10,068 9,906 670 10,289
Administration fees payable 36,288 13,312 32,199 13,313 33,570
Trustee fees payable 6,981 236 4,696 125 5,216
Compliance services fees payable 2,210 70 1,382 34 1,411
Listing, Data and related fees payable 50,142 — 27,077 815 29,799
Professional fees payable 22,094 17,210 19,959 16,713 19,916
Payable for variation margin on futures
contracts — — — — 16,023
Unrealized depreciation on non-
exchange traded swap agreements 109,745,781 4,328,262 37,699,756 — 104,234,645
Other liabilities 23,903 1,148 10,256 1,310 16,315
Total Liabilities
113,867,420 4,427,353 38,250,684 35,629 104,830,531
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,005,563,888 $ 27,070,037 $ 631,247,184 $ 16,663,106 $ 679,198,251
NET ASSETS CONSIST OF:
Paid in Capital $ 658,380,172 $ 40,021,043 $ 494,781,894 $ 16,540,810 $ 604,758,140
Distributable earnings (loss) 347,183,716 (12,951,006) 136,465,290 122,296 74,440,111
NET ASSETS
$ 1,005,563,888 $ 27,070,037 $ 631,247,184 $ 16,663,106 $ 679,198,251
Shares (unlimited number of shares
authorized, no par value) 18,270,000 1,315,000 9,905,000 205,000 8,050,000
Net Asset Value $ 55.04 $ 20.59 $ 63.73 $ 81.28 $ 84.37
(a) Includes securities on loan valued at: $ — $ 72,155 $ — $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 215
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000 UltraPro S&P500
®
UltraPro Short 20+
Year Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 23,858,463 $ 23,410,677,689 $ 306,803,058 $ 3,581,871,551 $ 18,870,179
Securities, at value
(a)
20,247,083 21,961,991,771 281,941,679 3,317,226,102 2,993,655
Repurchase Agreements, at value
4,414,413 971,893,938 40,723,147 72,258,800 15,876,861
Cash 243 581,970 8,665 46,034 —
Segregated cash balances with
brokers for futures contracts 529,401 225,360,143 3,094,342 95,599,952 12,210
Segregated cash balances with
custodian for swap agreements 4,404,416 — 33,967,685 424,900 657,921
Dividends and interest receivable 12,199 8,853,580 131,246 2,704,116 3,612
Receivable for security lending income 21 2,673 6,588 143 —
Receivable for investments sold 450 30,960,350 241,780 16,032,775 —
Receivable for capital shares issued — 140,337,168 — — —
Receivable for variation margin on
futures contracts 30,059 6,876,900 1,359,790 3,494,894 18,613
Unrealized appreciation on non-
exchange traded swap agreements 1,041,232 2,740,623,453 22,143,227 507,620,079 5,121,707
Prepaid expenses 6,695 119,562 6,624 26,918 4,961
Total Assets
30,686,212 26,087,601,508 383,624,773 4,015,434,713 24,689,540
LIABILITIES:
Payable for investments purchased — 300,243,969 56,993 — —
Payable for capital shares redeemed — 31,575,863 1,708,775 16,003,728 —
Payable for cash collateral received
from securities loaned — — 2,655,678 1,058 —
Payable to Advisor 4,477 11,952,521 173,319 2,328,586 12,879
Management Services fees payable 2,199 1,996,684 25,679 313,625 2,294
Custodian fees payable 13,481 238,490 32,087 129,295 667
Administration fees payable 13,312 209,051 26,132 60,135 7,555
Trustee fees payable 231 170,436 2,677 28,760 216
Compliance services fees payable 68 47,120 834 7,822 64
Listing, Data and related fees payable — 9,331,282 112,768 — 355
Professional fees payable 17,203 127,764 19,696 34,681 16,795
Unrealized depreciation on non-
exchange traded swap agreements 4,441,373 1,320,239,439 83,195,814 159,637,239 —
Other liabilities 1,166 335,738 8,865 64,303 1,252
Total Liabilities
4,493,510 1,676,468,357 88,019,317 178,609,232 42,077
Commitments and contingencies
(Note 4)
NET ASSETS
$ 26,192,702 $ 24,411,133,151 $ 295,605,456 $ 3,836,825,481 $ 24,647,463
NET ASSETS CONSIST OF:
Paid in Capital $ 30,354,634 $ 17,027,179,538 $ 480,215,615 $ 3,313,935,405 $ (1,292,711)
Distributable earnings (loss) (4,161,932) 7,383,953,613 (184,610,159) 522,890,076 25,940,174
NET ASSETS
$ 26,192,702 $ 24,411,133,151 $ 295,605,456 $ 3,836,825,481 $ 24,647,463
Shares (unlimited number of shares
authorized, no par value) 1,260,000 347,900,000 8,650,000 47,950,000 313,605
Net Asset Value $ 20.79 $ 70.17 $ 34.17 $ 80.02 $ 78.59
(a) Includes securities on loan valued at: $ 6,288 $ — $ 2,733,497 $ 1,004 $ —

216 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400 UltraPro Short QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 238,680,224 $ 4,726,746 $ 4,864,449,049 $ 110,254,960 $ 747,885,479
Securities, at value 219,180,478 2,092,461 4,758,315,732 49,914,838 708,283,335
Repurchase Agreements, at value
19,526,490 2,634,550 106,687,617 60,345,612 39,682,375
Segregated cash balances with
brokers for futures contracts 1,655,583 88,940 32,588,897 943,241 11,234,350
Segregated cash balances with
custodian for swap agreements — — — 1,950,000 —
Dividends and interest receivable 4,442 598 24,265 13,726 9,025
Receivable for capital shares issued — — 65,122,930 — —
Receivable from Advisor — 4,583 — — —
Receivable for variation margin on
futures contracts — 3,022 529,140 33,319 —
Unrealized appreciation on non-
exchange traded swap agreements 14,508,834 — 41,317,619 12,727,557 —
Prepaid expenses 6,192 6,565 19,479 5,299 10,369
Total Assets
254,882,019 4,830,719 5,004,605,679 125,933,592 759,219,454
LIABILITIES:
Payable for capital shares redeemed — — 10,656,479 — 3,901,349
Payable to Advisor 135,205 — 1,773,478 41,461 369,392
Management Services fees payable 18,224 — 258,620 6,829 48,694
Custodian fees payable 3,517 463 22,783 1,983 6,629
Administration fees payable 15,837 7,239 47,377 10,663 24,213
Trustee fees payable 1,846 27 19,097 636 4,005
Compliance services fees payable 551 7 4,923 174 1,052
Listing, Data and related fees payable 10,554 — 1,044,331 25,961 —
Professional fees payable 18,104 16,653 29,523 17,103 19,385
Payable for variation margin on futures
contracts 12,399 — — — 37,475
Unrealized depreciation on non-
exchange traded swap agreements 37,377,838 1,512,438 1,890,366,275 36,688,024 188,330,128
Other liabilities 10,805 689 205,977 3,480 32,125
Total Liabilities
37,604,880 1,537,516 1,904,428,863 36,796,314 192,774,447
Commitments and contingencies
(Note 4)
NET ASSETS
$ 217,277,139 $ 3,293,203 $ 3,100,176,816 $ 89,137,278 $ 566,445,007
NET ASSETS CONSIST OF:
Paid in Capital $ 2,029,990,240 $ 64,043,795 $ 14,775,931,568 $ 747,638,706 $ 5,739,656,003
Distributable earnings (loss) (1,812,713,101) (60,750,592) (11,675,754,752) (658,501,428) (5,173,210,996)
NET ASSETS
$ 217,277,139 $ 3,293,203 $ 3,100,176,816 $ 89,137,278 $ 566,445,007
Shares (unlimited number of shares
authorized, no par value) 4,597,441 189,322 130,917,685 4,407,646 29,038,887
Net Asset Value $ 47.26 $ 17.39 $ 23.68 $ 20.22 $ 19.51

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples UltraShort Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 13,175,127 $ 283,399,133 $ 3,679,987 $ 622,568 $ 56,873,355
Securities, at value 2,491,506 248,357,783 1,499,469 — 36,859,983
Repurchase Agreements, at value
10,683,919 35,072,543 2,180,684 622,568 20,017,773
Segregated cash balances with
brokers for futures contracts 8,250 268,620 — — 399,624
Segregated cash balances with
custodian for swap agreements 970,000 363,000 162,357 138,000 1,252,000
Dividends and interest receivable 2,430 7,977 496 141 4,553
Receivable from Advisor — — 4,128 5,862 —
Receivable for variation margin on
futures contracts — 77,163 — — —
Unrealized appreciation on non-
exchange traded swap agreements 5,504 31,347,117 62,788 7,616 2,810,420
Prepaid expenses 4,889 6,287 4,838 4,812 5,165
Total Assets
14,166,498 315,500,490 3,914,760 778,999 61,349,518
LIABILITIES:
Payable to Advisor 3,714 192,539 — — 30,775
Management Services fees payable 1,229 25,588 — — 4,828
Custodian fees payable 488 3,192 174 30 1,052
Administration fees payable 7,557 18,697 7,239 7,238 9,384
Trustee fees payable 116 2,316 26 5 474
Compliance services fees payable 31 604 4 1 132
Listing, Data and related fees payable 184 3,804 242 36 3,059
Professional fees payable 16,715 18,135 16,646 16,640 16,971
Payable for variation margin on futures
contracts 872 — — — 2,994
Unrealized depreciation on non-
exchange traded swap agreements 157,810 2,654,815 1,320,137 61,593 4,145,121
Other liabilities 916 9,353 879 440 3,681
Total Liabilities
189,632 2,929,043 1,345,347 85,983 4,218,471
Commitments and contingencies
(Note 4)
NET ASSETS
$ 13,976,866 $ 312,571,447 $ 2,569,413 $ 693,016 $ 57,131,047
NET ASSETS CONSIST OF:
Paid in Capital $ 130,758,054 $ 4,960,470,488 $ 23,145,230 $ 10,379,013 $ 822,893,247
Distributable earnings (loss) (116,781,188) (4,647,899,041) (20,575,817) (9,685,997) (765,762,200)
NET ASSETS
$ 13,976,866 $ 312,571,447 $ 2,569,413 $ 693,016 $ 57,131,047
Shares (unlimited number of shares
authorized, no par value) 600,000 8,436,929 138,348 60,568 2,159,786
Net Asset Value $ 23.29 $ 37.05 $ 18.57 $ 11.44 $ 26.45

218 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 11,101,077 $ 14,987,804 $ 6,812,956 $ 20,617,234 $ 1,471,255
Securities, at value 4,188,173 5,686,573 3,044,787 9,273,813 —
Repurchase Agreements, at value
6,913,301 9,301,787 3,768,506 11,344,301 1,471,255
Segregated cash balances with
custodian for swap agreements — 958,490 — 1,475,641 321,340
Dividends and interest receivable 1,572 2,116 858 2,580 335
Due from counterparty — — — — 558
Receivable for capital shares issued — — — 685,595 —
Receivable from Advisor — — 3,107 — 5,043
Unrealized appreciation on non-
exchange traded swap agreements 2,201,444 — 891,221 358,369 368,050
Prepaid expenses 4,913 4,875 4,854 4,950 4,816
Total Assets
13,309,403 15,953,841 7,713,333 23,145,249 2,171,397
LIABILITIES:
Payable to Advisor 1,921 250 — 2,577 —
Management Services fees payable 1,205 993 — 1,333 —
Custodian fees payable 306 213 428 410 43
Administration fees payable 7,238 7,239 7,240 7,239 7,238
Trustee fees payable 124 91 66 146 12
Compliance services fees payable 32 24 23 42 3
Listing, Data and related fees payable 787 640 3,139 2,423 99
Professional fees payable 16,711 16,700 30,774 28,680 16,642
Unrealized depreciation on non-
exchange traded swap agreements 305,859 4,836,720 655,686 5,072,788 1,115
Other liabilities 1,120 1,979 1,287 1,489 715
Total Liabilities
335,303 4,864,849 698,643 5,117,127 25,867
Commitments and contingencies
(Note 4)
NET ASSETS
$ 12,974,100 $ 11,088,992 $ 7,014,690 $ 18,028,122 $ 2,145,530
NET ASSETS CONSIST OF:
Paid in Capital $ 137,039,686 $ 529,360,672 $ 266,569,509 $ 305,855,625 $ 14,040,780
Distributable earnings (loss) (124,065,586) (518,271,680) (259,554,819) (287,827,503) (11,895,250)
NET ASSETS
$ 12,974,100 $ 11,088,992 $ 7,014,690 $ 18,028,122 $ 2,145,530
Shares (unlimited number of shares
authorized, no par value) 313,265 368,042 581,947 657,365 170,430
Net Asset Value $ 41.42 $ 30.13 $ 12.05 $ 27.42 $ 12.59

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Industrials UltraShort Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,880,643 $ 838,480 $ 1,626,066 $ 10,662,352 $ 1,239,090
Securities, at value 499,823 149,735 — 4,492,184 599,542
Repurchase Agreements, at value
1,380,875 688,760 1,626,066 6,170,681 639,614
Segregated cash balances with
custodian for swap agreements 97,821 76,623 131,000 814,521 365,678
Dividends and interest receivable 314 156 372 1,404 146
Receivable from Advisor 5,279 6,947 5,414 2,062 7,600
Unrealized appreciation on non-
exchange traded swap agreements — 2,939 32,106 187,589 2,075
Prepaid expenses 4,815 4,815 7,529 6,094 5,376
Total Assets
1,988,927 929,975 1,802,487 11,674,535 1,620,031
LIABILITIES:
Custodian fees payable 63 103 29 326 125
Administration fees payable 7,238 7,239 7,238 7,238 7,239
Trustee fees payable 10 8 11 65 13
Compliance services fees payable 3 2 3 18 3
Listing, Data and related fees payable 84 58 — — —
Professional fees payable 16,643 16,642 16,643 31,005 26,590
Unrealized depreciation on non-
exchange traded swap agreements 633,054 79,608 408,493 1,303,707 522,137
Other liabilities 552 569 522 891 532
Total Liabilities
657,647 104,229 432,939 1,343,250 556,639
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,331,280 $ 825,746 $ 1,369,548 $ 10,331,285 $ 1,063,392
NET ASSETS CONSIST OF:
Paid in Capital $ 24,297,153 $ 87,237,491 $ 57,380,421 $ 108,322,273 $ 25,958,789
Distributable earnings (loss) (22,965,873) (86,411,745) (56,010,873) (97,990,988) (24,895,397)
NET ASSETS
$ 1,331,280 $ 825,746 $ 1,369,548 $ 10,331,285 $ 1,063,392
Shares (unlimited number of shares
authorized, no par value) 97,568 55,024 138,510 833,546 93,703
Net Asset Value $ 13.64 $ 15.01 $ 9.89 $ 12.39 $ 11.35

220 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
UltraShort Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,108,836 $ 4,376,996 $ 2,327,170 $ 353,344,910 $ 23,951,842
Securities, at value 1,497,833 — 99,718 319,168,425 5,989,400
Repurchase Agreements, at value
3,611,173 4,376,996 2,227,461 34,213,846 17,963,041
Segregated cash balances with
brokers for futures contracts — — — 1,492,621 —
Segregated cash balances with
custodian for swap agreements — 1,604,748 593,458 — —
Dividends and interest receivable 822 996 506 7,782 4,086
Receivable for capital shares issued — — — 1,437,598 —
Receivable from Advisor 4,243 5,657 4,290 — —
Receivable for variation margin on
futures contracts — — — 33,760 —
Unrealized appreciation on non-
exchange traded swap agreements 8,034 — 463,691 — 817,433
Prepaid expenses 5,701 5,676 3,687 6,411 4,946
Total Assets
5,127,806 5,994,073 3,392,811 356,360,443 24,778,906
LIABILITIES:
Payable for capital shares redeemed — — — 4,312,794 —
Payable to Advisor — — — 168,991 7,653
Management Services fees payable — — — 23,679 1,881
Custodian fees payable 156 78 88 3,831 366
Administration fees payable 7,239 7,238 7,238 17,785 7,238
Trustee fees payable 37 40 26 2,017 185
Compliance services fees payable 10 11 7 511 56
Listing, Data and related fees payable — — 1,431 111,070 1,165
Professional fees payable 25,946 26,337 16,652 17,965 16,784
Unrealized depreciation on non-
exchange traded swap agreements 656,051 953,006 484,774 90,080,767 2,765,265
Other liabilities 916 691 685 12,974 2,882
Total Liabilities
690,355 987,401 510,901 94,752,384 2,803,475
Commitments and contingencies
(Note 4)
NET ASSETS
$ 4,437,451 $ 5,006,672 $ 2,881,910 $ 261,608,059 $ 21,975,431
NET ASSETS CONSIST OF:
Paid in Capital $ 172,937,395 $ 35,613,959 $ 77,680,416 $ 2,287,461,095 $ 273,592,317
Distributable earnings (loss) (168,499,944) (30,607,287) (74,798,506) (2,025,853,036) (251,616,886)
NET ASSETS
$ 4,437,451 $ 5,006,672 $ 2,881,910 $ 261,608,059 $ 21,975,431
Shares (unlimited number of shares
authorized, no par value) 308,771 149,927 151,096 9,098,903 457,888
Net Asset Value $ 14.37 $ 33.39 $ 19.07 $ 28.75 $ 47.99

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 221
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Russell2000 UltraShort S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 54,721,165 $ 516,029,671 $ 17,803,392 $ 1,673,300 $ 5,671,125
Securities, at value 45,847,733 458,734,047 6,485,738 499,823 1,795,593
Repurchase Agreements, at value
8,878,809 57,346,843 11,318,414 1,173,532 3,875,741
Segregated cash balances with
brokers for futures contracts 342,156 8,922,588 — — —
Segregated cash balances with
custodian for swap agreements 467,161 — — 937,089 453,083
Dividends and interest receivable 2,020 13,043 2,574 267 882
Receivable for capital shares issued — 7,369,451 — — —
Receivable from Advisor — — 29 4,822 3,068
Receivable for variation margin on
futures contracts 18,068 — — — —
Unrealized appreciation on non-
exchange traded swap agreements 1,338,493 — 129,104 — —
Prepaid expenses 5,152 10,261 4,855 6,452 4,841
Total Assets
56,899,592 532,396,233 17,940,714 2,621,985 6,133,208
LIABILITIES:
Cash overdraft — 1,614 — 23 —
Payable for capital shares redeemed — 7,369,451 — — —
Payable to Advisor 20,102 282,638 — — —
Management Services fees payable 3,804 37,356 — — —
Custodian fees payable 1,093 5,799 349 111 181
Administration fees payable 8,732 21,964 7,239 7,238 7,239
Trustee fees payable 381 3,333 58 17 37
Compliance services fees payable 103 909 15 4 9
Listing, Data and related fees payable 15,992 — 622 — 245
Professional fees payable 18,475 19,080 16,671 16,646 16,657
Payable for variation margin on futures
contracts — 63,371 — — —
Unrealized depreciation on non-
exchange traded swap agreements 10,743,836 89,665,544 5,597,540 473,204 1,875,613
Other liabilities 2,412 15,964 1,347 514 883
Total Liabilities
10,814,930 97,487,023 5,623,841 497,757 1,900,864
Commitments and contingencies
(Note 4)
NET ASSETS
$ 46,084,662 $ 434,909,210 $ 12,316,873 $ 2,124,228 $ 4,232,344
NET ASSETS CONSIST OF:
Paid in Capital $ 822,623,915 $ 6,162,108,092 $ 82,899,039 $ 34,229,897 $ 40,679,212
Distributable earnings (loss) (776,539,253) (5,727,198,882) (70,582,166) (32,105,669) (36,446,868)
NET ASSETS
$ 46,084,662 $ 434,909,210 $ 12,316,873 $ 2,124,228 $ 4,232,344
Shares (unlimited number of shares
authorized, no par value) 952,729 23,606,249 684,135 123,946 473,028
Net Asset Value $ 48.37 $ 18.42 $ 18.00 $ 17.14 $ 8.95

222 :: MAY 31, 2025 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost
$ 2,658,289
Securities, at value —
Repurchase Agreements, at value
2,658,289
Segregated cash balances with custodian for swap agreements 388,925
Dividends and interest receivable 604
Receivable from Advisor 5,703
Prepaid expenses 4,820
Total Assets
3,058,341
LIABILITIES:
Custodian fees payable 104
Administration fees payable 7,239
Trustee fees payable 13
Compliance services fees payable 4
Listing, Data and related fees payable 96
Professional fees payable 16,644
Unrealized depreciation on non-exchange traded swap agreements 416,824
Other liabilities 520
Total Liabilities
441,444
Commitments and contingencies
(Note 4)
NET ASSETS
$ 2,616,897
NET ASSETS CONSIST OF:
Paid in Capital $ 15,177,939
Distributable earnings (loss) (12,561,042)
NET ASSETS
$ 2,616,897
Shares (unlimited number of shares authorized, no par value) 186,846
Net Asset Value $ 14.01

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 223
PROSHARES TRUST
STATEMENTS OF OPERATIONS

224 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 609,014 $ 3,646,553 $ 7,883,868 $ 639,561 $ 233,289
Total Investment Income
609,014 3,646,553 7,883,868 639,561 233,289
EXPENSES:
Advisory fees (Note 4) 104,198 589,758 1,100,355 87,336 38,164
Management Services fees (Note 4) 13,893 78,634 146,714 11,645 5,089
Professional fees 18,888 19,124 20,180 18,996 28,094
Administration fees (Note 5) 45,695 64,439 79,302 43,735 43,776
Custodian fees (Note 6) 2,987 7,542 11,860 1,373 904
Printing and Shareholder reports 2,805 6,431 13,496 3,355 1,343
Listing, Data and related fees (Note 7) 9,474 15,100 66,874 11,664 13,008
Trustees fees and expenses (Note 8) 266 1,535 2,983 230 107
Compliance services fees (Note 4) 16 266 864 73 31
Other fees 4,565 6,237 7,891 5,896 4,402
Total Gross Expenses before fees waived and/or
reimbursed
202,787 789,066 1,450,519 184,303 134,918
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (70,805) (42,050) (56,728) (73,677) (86,572)
Total Net Expenses
131,982 747,016 1,393,791 110,626 48,346
Net Investment Income (Loss)
477,032 2,899,537 6,490,077 528,935 184,943
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts (12,895) 66,642 (419,893) — —
Expiration or closing of non-exchange traded swap
agreements 99,230 340,709 (36,305,036) (4,053,821) (1,181,636)
Net realized gain (loss)
86,335 407,351 (36,724,929) (4,053,821) (1,181,636)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (377) (3,082) (20,684) 2,043 70
Futures contracts 738 (3,096) (243,658) — —
Non-exchange traded swap agreements (363,910) (206,847) 20,434,946 1,268,387 (727,409)
Change in net unrealized appreciation/depreciation
(363,549) (213,025) 20,170,604 1,270,430 (727,339)
Net realized and unrealized gain (loss)
(277,214) 194,326 (16,554,325) (2,783,391) (1,908,975)
Change in Net Assets Resulting from Operations
$ 199,818 $ 3,093,863 $ (10,064,248) $ (2,254,456) $ (1,724,032)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 225
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 4,583,224 $ 305,991 $ 1,049,828 $ 589,644 $ 36,114,224
Total Investment Income
4,583,224 305,991 1,049,828 589,644 36,114,224
EXPENSES:
Advisory fees (Note 4) 637,408 44,619 133,882 96,205 4,305,459
Management Services fees (Note 4) 84,988 5,949 17,851 12,827 574,061
Professional fees 28,703 18,957 29,604 35,395 22,727
Administration fees (Note 5) 65,965 43,776 43,910 43,742 147,902
Custodian fees (Note 6) 4,566 2,624 1,601 1,380 37,946
Printing and Shareholder reports 17,503 1,074 460 1,598 15,425
Listing, Data and related fees (Note 7) 50,719 10,743 24,691 20,233 581,768
Trustees fees and expenses (Note 8) 1,737 123 345 256 11,628
Compliance services fees (Note 4) 404 36 77 66 3,014
Other fees 9,609 4,030 4,334 5,648 37,315
Total Gross Expenses before fees waived and/or
reimbursed
901,602 131,931 256,755 217,350 5,737,245
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (94,222) (75,412) (87,170) (95,485) (283,594)
Total Net Expenses
807,380 56,519 169,585 121,865 5,453,651
Net Investment Income (Loss)
3,775,844 249,472 880,243 467,779 30,660,573
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (355) — (391) — 11,315
Expiration or closing of futures contracts — 34,359 — — (7,115,249)
Expiration or closing of non-exchange traded swap
agreements (16,044,526) (1,628,719) (8,851,938) (1,914,317) (220,995,726)
Net realized gain (loss)
(16,044,881) (1,594,360) (8,852,329) (1,914,317) (228,099,660)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 17,069 — (5,654) (300) 7,276
Futures contracts — (12,950) — — (3,028,379)
Non-exchange traded swap agreements 7,971,121 1,051,833 5,693,259 308,527 104,312,127
Change in net unrealized appreciation/depreciation
7,988,190 1,038,883 5,687,605 308,227 101,291,024
Net realized and unrealized gain (loss)
(8,056,691) (555,477) (3,164,724) (1,606,090) (126,808,636)
Change in Net Assets Resulting from Operations
$ (4,280,847) $ (306,005) $ (2,284,481) $ (1,138,311) $ (96,148,063)

226 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 732,989 $ 8,981,392 $ 58,987,585 $ 291,866 $ 1,254,669
Total Investment Income
732,989 8,981,392 58,987,585 291,866 1,254,669
EXPENSES:
Advisory fees (Note 4) 93,859 1,220,749 7,836,897 42,049 202,834
Management Services fees (Note 4) 12,515 162,766 1,044,920 5,607 27,045
Professional fees 18,982 19,925 26,580 18,954 19,177
Administration fees (Note 5) 43,906 83,206 190,281 43,775 47,000
Custodian fees (Note 6) 1,475 14,479 60,919 782 3,601
Printing and Shareholder reports 2,983 8,511 57,654 1,224 2,119
Listing, Data and related fees (Note 7) 11,924 162,823 9,346 10,668 10,226
Trustees fees and expenses (Note 8) 248 3,320 21,106 112 572
Compliance services fees (Note 4) 73 866 5,037 36 153
Other fees 4,627 10,593 87,632 4,396 6,352
Total Gross Expenses before fees waived and/or
reimbursed
190,592 1,687,238 9,340,372 127,603 319,079
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (71,706) (140,897) — (74,340) (62,151)
Total Net Expenses
118,886 1,546,341 9,340,372 53,263 256,928
Net Investment Income (Loss)
614,103 7,435,051 49,647,213 238,603 997,741
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — (3,016) — (382)
Expiration or closing of futures contracts — 1,942,555 (4,084,024) — 4,849
Expiration or closing of non-exchange traded swap
agreements (5,937,172) (33,801,189) (341,045,631) (1,990,911) (1,354,192)
Net realized gain (loss)
(5,937,172) (31,858,634) (345,132,671) (1,990,911) (1,349,725)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 2,263 21,810 (54,569) — 393
Futures contracts — (173,489) (6,550,960) — 78
Non-exchange traded swap agreements 3,768,397 23,730,917 162,309,886 1,577,149 (559,327)
Change in net unrealized appreciation/depreciation
3,770,660 23,579,238 155,704,357 1,577,149 (558,856)
Net realized and unrealized gain (loss)
(2,166,512) (8,279,396) (189,428,314) (413,762) (1,908,581)
Change in Net Assets Resulting from Operations
$ (1,552,409) $ (844,345) $ (139,781,101) $ (175,159) $ (910,840)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 227
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ — $ 58,352 $ 96,065 $ 162,275 $ 5,548,126
Interest 5,866,789 35,290 151,126 87,616 2,662,722
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1,947 — 5 2 104
Foreign withholding tax on income — — — (80) —
Total Investment Income
5,868,736 93,642 247,196 249,813 8,210,952
EXPENSES:
Advisory fees (Note 4) 922,695 52,454 120,554 68,940 3,158,120
Management Services fees (Note 4) 123,026 6,994 16,074 9,192 421,083
Professional fees 20,045 18,569 19,056 18,996 24,690
Administration fees (Note 5) 76,034 80,182 80,184 80,189 178,477
Custodian fees (Note 6) 10,237 1,492 6,232 7,076 32,148
Printing and Shareholder reports 5,383 1,854 1,871 1,622 16,332
Listing, Data and related fees (Note 7) 17,507 10,266 12,988 10,925 176,559
Trustees fees and expenses (Note 8) 2,452 129 309 185 8,336
Compliance services fees (Note 4) 688 32 90 53 2,386
Other fees 12,487 4,417 4,693 4,155 14,137
Total Gross Expenses before fees waived and/or
reimbursed
1,190,554 176,389 262,051 201,333 4,032,268
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (21,764) (109,948) (109,359) (114,007) (32,023)
Total Net Expenses
1,168,790 66,441 152,692 87,326 4,000,245
Net Investment Income (Loss)
4,699,946 27,201 94,504 162,487 4,210,707
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (257,983) (350,983) (24,583) (3,437,687)
Expiration or closing of futures contracts (139,425) — — — (160,058)
Expiration or closing of non-exchange traded swap
agreements (11,716,709) 1,610,602 5,246,800 529,250 41,414,693
In-kind redemptions of investments — — 632,082 1,127,840 24,405,772
Net realized gain (loss)
(11,856,134) 1,352,619 5,527,899 1,632,507 62,222,720
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 10,605 564,894 693,155 (546,173) (474,021)
Futures contracts 15,155 — — — 3,137,552
Non-exchange traded swap agreements (5,185,064) (1,430,671) (3,942,873) (80,000) (26,113,485)
Change in net unrealized appreciation/depreciation
(5,159,304) (865,777) (3,249,718) (626,173) (23,449,954)
Net realized and unrealized gain (loss)
(17,015,438) 486,842 2,278,181 1,006,334 38,772,766
Change in Net Assets Resulting from Operations
$ (12,315,492) $ 514,043 $ 2,372,685 $ 1,168,821 $ 42,983,473

228 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe Ultra Health Care
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 2,178,387 $ 8,058,416 $ — $ — $ 1,037,854
Interest 1,126,908 6,255,943 736,195 174,374 785,300
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 137 1,627 — — 19
Total Investment Income
3,305,432 14,315,986 736,195 174,374 1,823,173
EXPENSES:
Advisory fees (Note 4) 686,374 5,971,713 122,739 39,970 627,567
Management Services fees (Note 4) 91,517 796,228 16,365 5,329 83,676
Professional fees 31,470 26,744 32,911 40,671 19,333
Administration fees (Note 5) 110,444 219,913 43,779 43,776 107,165
Custodian fees (Note 6) 10,036 55,121 2,420 882 8,623
Printing and Shareholder reports 9,114 20,682 2,908 890 4,043
Listing, Data and related fees (Note 7) 35,646 246,832 23,704 9,767 33,285
Trustees fees and expenses (Note 8) 1,811 15,616 317 106 1,701
Compliance services fees (Note 4) 551 4,332 87 29 492
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 80,949 — — —
Other fees 6,706 23,305 4,701 4,669 6,415
Total Gross Expenses before fees waived and/or
reimbursed
983,669 7,461,435 249,931 146,089 892,300
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (114,308) — (94,476) (95,462) (97,369)
Total Net Expenses
869,361 7,461,435 155,455 50,627 794,931
Net Investment Income (Loss)
2,436,071 6,854,551 580,740 123,747 1,028,242
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (2,557,790) (6,014,732) — — (1,322,539)
Expiration or closing of non-exchange traded swap
agreements (7,878,403) 209,034,722 675,459 245,237 7,680,599
In-kind redemptions of investments 4,527,742 24,149,140 — — 1,320,709
Net realized gain (loss)
(5,908,451) 227,169,130 675,459 245,237 7,678,769
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (10,519,993) 66,823,656 554 358 (4,624,661)
Non-exchange traded swap agreements (12,812,786) (52,241,988) 2,872,895 305,505 (20,405,627)
Change in net unrealized appreciation/depreciation
(23,332,779) 14,581,668 2,873,449 305,863 (25,030,288)
Net realized and unrealized gain (loss)
(29,241,230) 241,750,798 3,548,908 551,100 (17,351,519)
Change in Net Assets Resulting from Operations
$ (26,805,159) $ 248,605,349 $ 4,129,648 $ 674,847 $ (16,323,277)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 229
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ — $ 217,246 $ 567,239 $ 1,606,940 $ —
Interest 469,619 119,933 224,203 304,454 127,073
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 2 18 91 2,220 —
Foreign withholding tax on income — — — (2,950) —
Total Investment Income
469,621 337,197 791,533 1,910,664 127,073
EXPENSES:
Advisory fees (Note 4) 93,607 171,080 293,280 1,045,218 17,577
Management Services fees (Note 4) 12,481 22,811 39,104 139,362 2,344
Professional fees 32,091 19,939 28,751 23,436 39,366
Administration fees (Note 5) 45,677 80,182 81,623 125,034 43,774
Custodian fees (Note 6) 1,334 4,748 5,514 43,708 761
Printing and Shareholder reports 1,035 1,614 3,552 6,184 1,113
Listing, Data and related fees (Note 7) 16,404 15,008 19,905 10,743 10,497
Trustees fees and expenses (Note 8) 244 450 781 2,738 47
Compliance services fees (Note 4) 69 134 238 803 15
Other fees 4,146 4,844 4,860 8,239 4,340
Total Gross Expenses before fees waived and/or
reimbursed
207,088 320,810 477,608 1,405,465 119,834
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (88,518) (104,113) (106,136) (81,619) (97,574)
Total Net Expenses
118,570 216,697 371,472 1,323,846 22,260
Net Investment Income (Loss)
351,051 120,500 420,061 586,818 104,813
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (184) (44,272) (1,629,981) (2,636,057) —
Expiration or closing of futures contracts — — — (999,794) —
Expiration or closing of non-exchange traded swap
agreements 1,782,113 6,323,452 2,445,126 20,737,179 (1,462,337)
In-kind redemptions of investments — 1,390,734 1,491,119 11,149,838 —
Net realized gain (loss)
1,781,929 7,669,914 2,306,264 28,251,166 (1,462,337)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (398) 477,238 (1,853,181) (8,701,506) 92
Futures contracts — — — 252,026 —
Non-exchange traded swap agreements (1,754,227) (3,869,063) (7,882,134) (29,667,776) 1,212,045
Change in net unrealized appreciation/depreciation
(1,754,625) (3,391,825) (9,735,315) (38,117,256) 1,212,137
Net realized and unrealized gain (loss)
27,304 4,278,089 (7,429,051) (9,866,090) (250,200)
Change in Net Assets Resulting from Operations
$ 378,355 $ 4,398,589 $ (7,008,990) $ (9,279,272) $ (145,387)

230 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq
Cloud
Computing
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ — $ — $ 72,756 $ 418,110 $ 8,803
Interest 293,330 761,098 118,298 1,016,816 24,652
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — 38,809 16
Foreign withholding tax on income — — — (6,878) (158)
Total Investment Income
293,330 761,098 191,054 1,466,857 33,313
EXPENSES:
Advisory fees (Note 4) 72,155 133,394 54,515 548,368 20,505
Management Services fees (Note 4) 9,621 17,786 7,269 73,116 2,734
Professional fees 32,448 31,627 32,364 21,682 19,357
Administration fees (Note 5) 43,776 43,775 80,190 101,710 80,188
Custodian fees (Note 6) 1,034 1,790 900 26,194 3,072
Printing and Shareholder reports 1,345 2,364 1,195 9,023 871
Listing, Data and related fees (Note 7) 15,401 22,395 14,563 79,371 7,041
Trustees fees and expenses (Note 8) 190 349 148 1,500 54
Compliance services fees (Note 4) 56 96 48 468 16
Excise tax — — — — 11
Other fees 4,177 5,420 4,070 6,212 3,940
Total Gross Expenses before fees waived and/or
reimbursed
180,203 258,996 195,262 867,644 137,789
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (88,811) (90,047) (126,213) (173,071) (111,805)
Total Net Expenses
91,392 168,949 69,049 694,573 25,984
Net Investment Income (Loss)
201,938 592,149 122,005 772,284 7,329
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 1 (10) (5,116,455) (155,190)
Expiration or closing of non-exchange traded swap
agreements 2,266,697 (528,260) 201,647 1,410,178 396,706
In-kind redemptions of investments — — — 4,319,925 323,827
Net realized gain (loss)
2,266,697 (528,259) 201,637 613,648 565,343
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 678 (605) 238,239 (2,154,557) (93,527)
Non-exchange traded swap agreements (684,955) 1,035,986 (335,565) (11,543,249) (192,770)
Change in net unrealized appreciation/depreciation
(684,277) 1,035,381 (97,326) (13,697,806) (286,297)
Net realized and unrealized gain (loss)
1,582,420 507,122 104,311 (13,084,158) 279,046
Change in Net Assets Resulting from Operations
$ 1,784,358 $ 1,099,271 $ 226,316 $ (12,311,874) $ 286,375

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 231
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ — $ 41,289,124 $ 1,343,647 $ 3,536,259 $ 49,753,877
Interest 123,036 43,509,973 721,558 3,493,929 42,936,318
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 27,503 2 173,273 4,465
Foreign withholding tax on income — (87,139) — (14,678) (11,748)
Total Investment Income
123,036 84,739,461 2,065,207 7,188,783 92,682,912
EXPENSES:
Advisory fees (Note 4) 30,847 52,672,343 511,578 2,669,572 39,488,865
Management Services fees (Note 4) 4,113 7,022,978 68,210 355,943 5,265,182
Professional fees 26,485 88,684 19,521 27,515 75,963
Administration fees (Note 5) 43,776 540,998 99,385 167,838 453,364
Custodian fees (Note 6) 359 483,988 8,384 203,763 780,831
Printing and Shareholder reports 1,048 92,792 4,993 18,467 125,449
Listing, Data and related fees (Note 7) 7,454 7,029,459 28,625 346,507 15,286
Trustees fees and expenses (Note 8) 80 136,770 1,371 6,667 103,212
Compliance services fees (Note 4) 22 40,184 380 1,893 30,081
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 864,335 — — —
Other fees 3,962 195,229 5,979 27,452 130,943
Total Gross Expenses before fees waived and/or
reimbursed
118,146 69,167,760 748,426 3,825,617 46,469,176
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (79,075) (2,451,002) (100,394) (444,352) (673,396)
Total Net Expenses
39,071 66,716,758 648,032 3,381,265 45,795,780
Net Investment Income (Loss)
83,965 18,022,703 1,417,175 3,807,518 46,887,132
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (144,702,130) (70,217) (28,558,087) (35,063,286)
Expiration or closing of futures contracts — (75,819,120) — (6,084,408) (2,745,360)
Expiration or closing of non-exchange traded swap
agreements 1,004,220 923,554,296 5,720,238 (3,303,679) 825,446,493
In-kind redemptions of investments — 1,010,238,367 2,466,208 — 501,631,336
Net realized gain (loss)
1,004,220 1,713,271,413 8,116,229 (37,946,174) 1,289,269,183
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — (261,407,709) 1,914,393 11,127,244 (78,738,904)
Futures contracts — 61,012,593 — 3,230,523 28,487,619
Non-exchange traded swap agreements 866,673 (443,326,550) (1,348,737) (59,252,132) (513,383,286)
Change in net unrealized appreciation/depreciation
866,673 (643,721,666) 565,656 (44,894,365) (563,634,571)
Net realized and unrealized gain (loss)
1,870,893 1,069,549,747 8,681,885 (82,840,539) 725,634,612
Change in Net Assets Resulting from Operations
$ 1,954,858 $ 1,087,572,450 $ 10,099,060 $ (79,033,021) $ 772,521,744

232 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra
Semiconductors
Ultra
SmallCap600 Ultra Technology Ultra Utilities
UltraPro
Dow30
SM
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 3,443,594 $ 394,850 $ 3,732,896 $ 350,831 $ 7,234,910
Interest 11,948,099 354,322 5,129,766 149,429 8,320,689
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1,098 3,190 651 2 1,021
Foreign withholding tax on income (19,814) (423) (8,339) — —
Total Investment Income
15,372,977 751,939 8,854,974 500,262 15,556,620
EXPENSES:
Advisory fees (Note 4) 8,175,155 256,954 5,116,818 126,589 5,222,097
Management Services fees (Note 4) 1,090,021 34,261 682,242 16,879 696,280
Professional fees 29,613 19,643 25,510 19,053 24,956
Administration fees (Note 5) 242,149 80,302 208,295 80,185 209,997
Custodian fees (Note 6) 98,203 57,983 60,033 3,604 64,215
Printing and Shareholder reports 43,218 2,569 17,551 3,181 31,586
Listing, Data and related fees (Note 7) 444,227 10,668 212,805 13,230 286,581
Trustees fees and expenses (Note 8) 21,257 677 13,426 334 13,645
Compliance services fees (Note 4) 6,452 200 4,071 94 3,921
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 171,686 — 118,565 — 37,182
Excise tax — 180 — — —
Other fees 32,987 5,119 21,202 4,620 20,871
Total Gross Expenses before fees waived and/or
reimbursed
10,354,968 468,556 6,480,518 267,769 6,611,331
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (142,918) — (107,419) —
Total Net Expenses
10,354,968 325,638 6,480,518 160,350 6,611,331
Net Investment Income (Loss)
5,018,009 426,301 2,374,456 339,912 8,945,289
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (113,023,052) (1,934,180) (1,654,418) (62,192) (7,707,022)
Expiration or closing of futures contracts — — — — 706,993
Expiration or closing of non-exchange traded swap
agreements 266,739,118 694,395 122,346,017 702,926 220,229,294
In-kind redemptions of investments 208,181,661 1,259,378 32,801,161 1,417,239 61,500,603
Net realized gain (loss)
361,897,727 19,593 153,492,760 2,057,973 274,729,868
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (85,198,146) (1,006,432) (1,802,580) 840 (20,031,529)
Futures contracts — — — — 3,908,584
Non-exchange traded swap agreements (331,270,467) (4,818,754) (120,624,439) 750,730 (170,501,996)
Change in net unrealized appreciation/depreciation
(416,468,613) (5,825,186) (122,427,019) 751,570 (186,624,941)
Net realized and unrealized gain (loss)
(54,570,886) (5,805,593) 31,065,741 2,809,543 88,104,927
Change in Net Assets Resulting from Operations
$ (49,552,877) $ (5,379,292) $ 33,440,197 $ 3,149,455 $ 97,050,216

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 233
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000
UltraPro
S&P500
®
UltraPro Short
20+ Year
Treasury
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Dividends $ 319,855 $ 83,473,871 $ 3,088,825 $ 28,390,710 $ —
Interest 321,461 416,642,976 6,043,494 48,098,915 924,302
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 447 45,443 159,507 5,420 —
Foreign withholding tax on income (503) (173,915) (12,115) (6,798) —
Total Investment Income
641,260 499,988,375 9,279,711 76,488,247 924,302
EXPENSES:
Advisory fees (Note 4) 251,013 175,484,529 3,063,504 29,048,405 235,461
Management Services fees (Note 4) 33,468 23,397,935 408,467 3,873,120 31,395
Professional fees 19,638 238,238 24,766 53,279 18,494
Administration fees (Note 5) 80,479 1,361,023 176,853 384,164 46,453
Custodian fees (Note 6) 64,645 1,493,208 277,209 764,024 4,719
Printing and Shareholder reports 2,472 516,662 18,754 109,496 2,486
Listing, Data and related fees (Note 7) 10,668 23,389,042 396,455 9,562 11,304
Trustees fees and expenses (Note 8) 651 458,997 8,190 75,755 602
Compliance services fees (Note 4) 196 134,670 2,506 21,756 96
Excise tax — — 1,375 — —
Other fees 4,694 574,106 15,074 94,192 4,375
Total Gross Expenses before fees waived and/or
reimbursed
467,924 227,048,410 4,393,153 34,433,753 355,385
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (150,005) (34,266,357) (511,625) (73,359) (57,145)
Total Net Expenses
317,919 192,782,053 3,881,528 34,360,394 298,240
Net Investment Income (Loss)
323,341 307,206,322 5,398,183 42,127,853 626,062
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (2,044,933) (296,451,791) (15,448,961) (13,026,870) 9,522
Expiration or closing of futures contracts (115,250) (176,953,361) (4,066,382) (11,798,706) 30,875
Expiration or closing of non-exchange traded swap
agreements (1,216,564) 6,443,905,466 33,182,517 560,574,401 17,062,837
In-kind redemptions of investments 1,758,264 2,475,391,526 18,108,906 376,816,681 —
Net realized gain (loss)
(1,618,483) 8,445,891,840 31,776,080 912,565,506 17,103,234
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (600,777) (367,854,414) (16,936,413) (89,124,274) (3,654)
Futures contracts 42,428 199,686,989 1,902,760 20,524,315 2,007
Non-exchange traded swap agreements (4,774,087) (3,109,926,482) (122,426,581) (185,408,895) (17,037,436)
Change in net unrealized appreciation/depreciation
(5,332,436) (3,278,093,907) (137,460,234) (254,008,854) (17,039,083)
Net realized and unrealized gain (loss)
(6,950,919) 5,167,797,933 (105,684,154) 658,556,652 64,151
Change in Net Assets Resulting from Operations
$ (6,627,578) $ 5,475,004,255 $ (100,285,971) $ 700,684,505 $ 690,213

234 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 18,733,742 $ 178,823 $ 197,394,141 $ 6,046,797 $ 36,851,012
Total Investment Income
18,733,742 178,823 197,394,141 6,046,797 36,851,012
EXPENSES:
Advisory fees (Note 4) 2,027,121 25,204 18,581,005 644,748 3,936,333
Management Services fees (Note 4) 270,283 3,361 2,477,467 85,966 524,844
Professional fees 21,518 18,931 41,034 19,767 23,241
Administration fees (Note 5) 104,927 43,777 264,421 64,601 142,211
Custodian fees (Note 6) 23,053 2,674 138,613 12,547 40,685
Printing and Shareholder reports 28,512 1,668 194,013 9,482 23,545
Listing, Data and related fees (Note 7) 116,368 10,668 2,488,731 89,890 9,355
Trustees fees and expenses (Note 8) 5,531 68 49,243 1,741 10,452
Compliance services fees (Note 4) 1,684 18 14,843 533 3,061
Other fees 12,213 3,939 200,617 6,269 33,061
Total Gross Expenses before fees waived and/or
reimbursed
2,611,210 110,308 24,449,987 935,544 4,746,788
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (43,488) (78,379) (913,048) (118,785) —
Total Net Expenses
2,567,722 31,929 23,536,939 816,759 4,746,788
Net Investment Income (Loss)
16,166,020 146,894 173,857,202 5,230,038 32,104,224
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (1,357) 24 (28,220) 3,827 (3,921)
Expiration or closing of futures contracts (187,905) 17,180 (25,894,100) 282,311 (6,493,339)
Expiration or closing of non-exchange traded swap
agreements (178,624,336) 60,218 (1,202,550,549) (39,994,799) (267,281,801)
Net realized gain (loss)
(178,813,598) 77,422 (1,228,472,869) (39,708,661) (273,779,061)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 9,253 265 (111,983) (8,285) (35,261)
Futures contracts (711,483) (27,027) (10,718,872) (115,116) (1,435,738)
Non-exchange traded swap agreements 106,049,523 (627,981) (555,913,455) 22,883,041 28,741,611
Change in net unrealized appreciation/depreciation
105,347,293 (654,743) (566,744,310) 22,759,640 27,270,612
Net realized and unrealized gain (loss)
(73,466,305) (577,321) (1,795,217,179) (16,949,021) (246,508,449)
Change in Net Assets Resulting from Operations
$ (57,300,285) $ (430,427) $ (1,621,359,977) $ (11,718,983) $ (214,404,225)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 235
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
UltraShort
Dow30
SM
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 657,055 $ 15,111,642 $ 118,758 $ 34,930 $ 3,806,496
Total Investment Income
657,055 15,111,642 118,758 34,930 3,806,496
EXPENSES:
Advisory fees (Note 4) 114,060 2,242,993 16,378 5,083 487,386
Management Services fees (Note 4) 15,208 299,066 2,184 678 64,985
Professional fees 18,981 21,046 18,920 18,916 19,482
Administration fees (Note 5) 45,688 112,043 43,776 43,774 58,429
Custodian fees (Note 6) 2,951 20,676 759 200 7,391
Printing and Shareholder reports 2,043 24,574 1,576 831 10,656
Listing, Data and related fees (Note 7) 9,492 32,889 8,824 8,372 34,179
Trustees fees and expenses (Note 8) 306 5,884 46 13 1,305
Compliance services fees (Note 4) 62 1,348 8 3 373
Other fees 4,291 11,664 4,399 3,908 6,514
Total Gross Expenses before fees waived and/or
reimbursed
213,082 2,772,183 96,870 81,778 690,700
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (68,610) — (76,123) (75,339) (73,339)
Total Net Expenses
144,472 2,772,183 20,747 6,439 617,361
Net Investment Income (Loss)
512,583 12,339,459 98,011 28,491 3,189,135
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (307) — — —
Expiration or closing of futures contracts (9,296) 301,498 — — (223,889)
Expiration or closing of non-exchange traded swap
agreements 2,152,352 (41,569,668) (1,137,293) (427,834) (31,910,023)
Net realized gain (loss)
2,143,056 (41,268,477) (1,137,293) (427,834) (32,133,912)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 298 (5,420) (226) (147) (8,737)
Futures contracts 330 1,876 — — (149,535)
Non-exchange traded swap agreements (2,851,863) 45,346,018 (573,563) 336,255 18,092,220
Change in net unrealized appreciation/depreciation
(2,851,235) 45,342,474 (573,789) 336,108 17,933,948
Net realized and unrealized gain (loss)
(708,179) 4,073,997 (1,711,082) (91,726) (14,199,964)
Change in Net Assets Resulting from Operations
$ (195,596) $ 16,413,456 $ (1,613,071) $ (63,235) $ (11,010,829)

236 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 854,300 $ 758,999 $ 727,939 $ 1,209,577 $ 57,786
Total Investment Income
854,300 758,999 727,939 1,209,577 57,786
EXPENSES:
Advisory fees (Note 4) 118,261 90,261 82,778 152,770 9,890
Management Services fees (Note 4) 15,768 12,035 11,037 20,369 1,319
Professional fees 19,046 19,032 31,360 32,442 18,916
Administration fees (Note 5) 43,775 43,778 43,781 43,993 43,774
Custodian fees (Note 6) 2,094 1,566 2,326 2,612 292
Printing and Shareholder reports 3,362 5,853 3,799 3,744 889
Listing, Data and related fees (Note 7) 12,895 11,784 18,492 14,283 8,564
Trustees fees and expenses (Note 8) 310 245 228 403 25
Compliance services fees (Note 4) 80 78 68 89 5
Other fees 7,457 5,523 4,187 5,427 3,946
Total Gross Expenses before fees waived and/or
reimbursed
223,048 190,155 198,056 276,132 87,620
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (73,241) (75,823) (93,198) (82,618) (75,093)
Total Net Expenses
149,807 114,332 104,858 193,514 12,527
Net Investment Income (Loss)
704,493 644,667 623,081 1,016,063 45,259
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 3 — 158 (10) —
Expiration or closing of non-exchange traded swap
agreements (6,237,671) (9,930,199) (12,540,328) (18,758,085) (461,589)
Net realized gain (loss)
(6,237,668) (9,930,199) (12,540,170) (18,758,095) (461,589)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 103 3,636 (1,788) (5,455) (236)
Non-exchange traded swap agreements 10,868,114 4,149,104 4,569,547 14,663,509 801,856
Change in net unrealized appreciation/depreciation
10,868,217 4,152,740 4,567,759 14,658,054 801,620
Net realized and unrealized gain (loss)
4,630,549 (5,777,459) (7,972,411) (4,100,041) 340,031
Change in Net Assets Resulting from Operations
$ 5,335,042 $ (5,132,792) $ (7,349,330) $ (3,083,978) $ 385,290

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 237
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Industrials
UltraShort
Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 71,047 $ 60,898 $ 78,643 $ 468,998 $ 69,756
Total Investment Income
71,047 60,898 78,643 468,998 69,756
EXPENSES:
Advisory fees (Note 4) 9,480 7,941 9,946 66,821 10,241
Management Services fees (Note 4) 1,264 1,059 1,326 8,909 1,365
Professional fees 18,918 18,914 18,922 34,900 28,301
Administration fees (Note 5) 43,774 43,776 43,774 43,774 43,775
Custodian fees (Note 6) 371 401 578 1,689 556
Printing and Shareholder reports 883 1,416 1,028 1,780 813
Listing, Data and related fees (Note 7) 8,548 8,485 10,743 15,131 9,310
Trustees fees and expenses (Note 8) 26 22 27 181 27
Compliance services fees (Note 4) 7 4 7 48 5
Other fees 4,233 6,595 4,045 4,173 5,162
Total Gross Expenses before fees waived and/or
reimbursed
87,504 88,613 90,396 177,406 99,555
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (75,494) (78,554) (77,796) (92,751) (86,584)
Total Net Expenses
12,010 10,059 12,600 84,655 12,971
Net Investment Income (Loss)
59,037 50,839 66,043 384,343 56,785
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — 599 2
Expiration or closing of futures contracts — — 8,067 — —
Expiration or closing of non-exchange traded swap
agreements (549,002) (454,735) (364,840) (2,988,528) (371,876)
Net realized gain (loss)
(549,002) (454,735) (356,773) (2,987,929) (371,874)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 55 (280) (295) (1,449) (147)
Futures contracts — — (1,158) — —
Non-exchange traded swap agreements (107,641) 401,698 148,662 2,842,858 (187,423)
Change in net unrealized appreciation/depreciation
(107,586) 401,418 147,209 2,841,409 (187,570)
Net realized and unrealized gain (loss)
(656,588) (53,317) (209,564) (146,520) (559,444)
Change in Net Assets Resulting from Operations
$ (597,551) $ (2,478) $ (143,521) $ 237,823 $ (502,659)

238 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 259,293 $ 242,955 $ 162,374 $ 15,326,797 $ 1,693,151
Total Investment Income
259,293 242,955 162,374 15,326,797 1,693,151
EXPENSES:
Advisory fees (Note 4) 36,966 42,246 25,181 1,913,656 205,729
Management Services fees (Note 4) 4,929 5,633 3,357 255,154 27,431
Professional fees 27,165 29,486 18,938 21,042 19,170
Administration fees (Note 5) 43,777 43,775 43,775 103,353 44,121
Custodian fees (Note 6) 966 857 499 23,876 2,520
Printing and Shareholder reports 2,482 1,714 1,615 10,216 8,812
Listing, Data and related fees (Note 7) 12,206 12,463 9,578 264,203 16,404
Trustees fees and expenses (Note 8) 99 115 65 5,108 549
Compliance services fees (Note 4) 26 33 17 1,441 173
Other fees 3,998 5,050 4,340 17,162 6,163
Total Gross Expenses before fees waived and/or
reimbursed
132,614 141,372 107,365 2,615,211 331,072
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (85,786) (87,856) (75,468) (191,188) (70,495)
Total Net Expenses
46,828 53,516 31,897 2,424,023 260,577
Net Investment Income (Loss)
212,465 189,439 130,477 12,902,774 1,432,574
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — (4,565) (291)
Expiration or closing of futures contracts — — — (2,093,966) —
Expiration or closing of non-exchange traded swap
agreements (1,711,585) (877,560) 141,328 (50,719,056) (15,012,606)
Net realized gain (loss)
(1,711,585) (877,560) 141,328 (52,817,587) (15,012,897)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 170 — 9 25,174 4,192
Futures contracts — — — (564,992) —
Non-exchange traded swap agreements 470,073 46,059 149,249 (40,694,993) 6,206,078
Change in net unrealized appreciation/depreciation
470,243 46,059 149,258 (41,234,811) 6,210,270
Net realized and unrealized gain (loss)
(1,241,342) (831,501) 290,586 (94,052,398) (8,802,627)
Change in Net Assets Resulting from Operations
$ (1,028,877) $ (642,062) $ 421,063 $ (81,149,624) $ (7,370,053)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2025 :: 239
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Russell2000
UltraShort
S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 3,134,570 $ 29,460,232 $ 468,280 $ 100,001 $ 264,973
Total Investment Income
3,134,570 29,460,232 468,280 100,001 264,973
EXPENSES:
Advisory fees (Note 4) 380,836 3,377,191 56,506 15,506 32,479
Management Services fees (Note 4) 50,778 450,292 7,534 2,067 4,331
Professional fees 20,250 23,569 18,973 18,928 18,940
Administration fees (Note 5) 53,453 132,539 43,778 43,774 43,775
Custodian fees (Note 6) 7,567 34,863 1,746 510 914
Printing and Shareholder reports 7,156 40,233 1,268 1,076 651
Listing, Data and related fees (Note 7) 56,426 13,404 11,188 10,668 9,469
Trustees fees and expenses (Note 8) 1,029 9,078 146 41 88
Compliance services fees (Note 4) 288 2,707 41 11 20
Other fees 6,255 18,795 7,478 3,911 6,199
Total Gross Expenses before fees waived and/or
reimbursed
584,038 4,102,671 148,658 96,492 116,866
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (101,617) — (77,082) (76,849) (75,724)
Total Net Expenses
482,421 4,102,671 71,576 19,643 41,142
Net Investment Income (Loss)
2,652,149 25,357,561 396,704 80,358 223,831
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 1,374 — 14 —
Expiration or closing of futures contracts 415,715 (6,374,143) — — —
Expiration or closing of non-exchange traded swap
agreements (17,295,757) (193,366,953) (3,379,344) 303,989 (1,690,290)
Net realized gain (loss)
(16,880,042) (199,739,722) (3,379,344) 304,003 (1,690,290)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (1,843) 19,192 760 (240) (935)
Futures contracts (74,526) (1,250,618) — — —
Non-exchange traded swap agreements 10,922,337 76,025,854 (2,384,136) (383,519) (265,500)
Change in net unrealized appreciation/depreciation
10,845,968 74,794,428 (2,383,376) (383,759) (266,435)
Net realized and unrealized gain (loss)
(6,034,074) (124,945,294) (5,762,720) (79,756) (1,956,725)
Change in Net Assets Resulting from Operations
$ (3,381,925) $ (99,587,733) $ (5,366,016) $ 602 $ (1,732,894)

240 :: FOR THE YEAR ENDED MAY 31, 2025 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Utilities
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 81,526
Total Investment Income
81,526
EXPENSES:
Advisory fees (Note 4) 13,200
Management Services fees (Note 4) 1,760
Professional fees 18,920
Administration fees (Note 5) 43,781
Custodian fees (Note 6) 725
Printing and Shareholder reports 922
Listing, Data and related fees (Note 7) 8,696
Trustees fees and expenses (Note 8) 34
Compliance services fees (Note 4) 8
Other fees 5,095
Total Gross Expenses before fees waived and/or reimbursed
93,141
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (76,421)
Total Net Expenses
16,720
Net Investment Income (Loss)
64,806
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements (248,063)
Net realized gain (loss)
(248,063)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investment securities (147)
Non-exchange traded swap agreements (88,831)
Change in net unrealized appreciation/depreciation
(88,978)
Net realized and unrealized gain (loss)
(337,041)
Change in Net Assets Resulting from Operations
$ (272,235)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 477,032 $ 912,597 $ 2,899,537 $ 5,543,244 $ 6,490,077 $ 8,830,840
Net realized gain (loss) 86,335 (2,497,215) 407,351 (5,545,117) (36,724,929) (9,015,821)
Change in net unrealized
appreciation/depreciation (363,549) 4,327,661 (213,025) 21,521,243 20,170,604 (19,762,839)
Change in net assets resulting
from operations 199,818 2,743,043 3,093,863 21,519,370 (10,064,248) (19,947,820)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,419,290) (1,105,779) (3,391,211) (6,723,498) (7,574,068) (8,924,068)
Total distributions (1,419,290) (1,105,779) (3,391,211) (6,723,498) (7,574,068) (8,924,068)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 27,546,105 73,677,675 83,779,641 292,682,767 158,888,722 353,591,209
Cost of shares redeemed (33,721,765) (84,122,722) (94,109,566) (394,920,691) (188,916,722) (406,798,628)
Change in net assets resulting
from capital transactions
(6,175,660) (10,445,047) (10,329,925) (102,237,924) (30,028,000) (53,207,419)
Change in net assets (7,395,132) (8,807,783) (10,627,273) (87,442,052) (47,666,316) (82,079,307)
NET ASSETS:
Beginning of period $ 19,566,601 $ 28,374,384 $ 98,680,967 $ 186,123,019 $ 181,754,173 $ 263,833,480
End of period $ 12,171,469 $ 19,566,601 $ 88,053,694 $ 98,680,967 $ 134,087,857 $ 181,754,173
SHARE TRANSACTIONS:
Beginning of period 650,000 1,000,000 4,050,000 8,500,000 6,173,755 7,773,755
Issued 925,000 2,450,000 3,530,000 12,100,000 5,800,000 11,750,000
Issued in-kind — — — — — —
Redeemed (1,150,000) (2,800,000) (4,040,000) (16,550,000) (6,950,000) (13,350,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 425,000 650,000 3,540,000 4,050,000 5,023,755 6,173,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 528,935 $ 971,229 $ 184,943 $ 217,161 $ 3,775,844 $ 6,365,216
Net realized gain (loss) (4,053,821) (4,020,402) (1,181,636) — (16,044,881) (3,330,674)
Change in net unrealized
appreciation/depreciation 1,270,430 (2,361,429) (727,339) (475,598) 7,988,190 (10,863,863)
Change in net assets resulting
from operations (2,254,456) (5,410,602) (1,724,032) (258,437) (4,280,847) (7,829,321)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(609,310) (1,108,720) (202,944) (222,258) (4,081,405) (7,019,370)
Total distributions (609,310) (1,108,720) (202,944) (222,258) (4,081,405) (7,019,370)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 15,917,756 18,019,418 2,825,996 7,074,425 130,120,862 35,497,954
Cost of shares redeemed (14,175,507) (43,033,704) (4,462,344) (7,237,876) (116,080,861) (169,178,217)
Change in net assets resulting
from capital transactions
1,742,249 (25,014,286) (1,636,348) (163,451) 14,040,001 (133,680,263)
Change in net assets (1,121,517) (31,533,608) (3,563,324) (644,146) 5,677,749 (148,528,954)
NET ASSETS:
Beginning of period $ 11,751,962 $ 43,285,570 $ 6,802,450 $ 7,446,596 $ 94,835,023 $ 243,363,977
End of period $ 10,630,445 $ 11,751,962 $ 3,239,126 $ 6,802,450 $ 100,512,772 $ 94,835,023
SHARE TRANSACTIONS:
Beginning of period 281,213
(b)
793,713
(b)
400,000 400,000 5,500,000 13,000,000
Issued 425,000
(b)
375,000
(b)
220,000 400,000 7,950,000 2,000,000
Issued in-kind — — — — — —
Redeemed (387,545)
(b)
(887,500)
(b)
(340,000) (400,000) (7,150,000) (9,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 318,668 281,213
(b)
280,000 400,000 6,300,000 5,500,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 249,472 $ 342,613 $ 880,243 $ 1,570,149 $ 467,779 $ 940,195
Net realized gain (loss) (1,594,360) (283,927) (8,852,329) — (1,914,317) (2,094,994)
Change in net unrealized
appreciation/depreciation 1,038,883 (1,954,456) 5,687,605 (6,558,199) 308,227 (818,013)
Change in net assets resulting
from operations (306,005) (1,895,770) (2,284,481) (4,988,050) (1,138,311) (1,972,812)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(263,640) (409,703) (1,038,277) (1,846,005) (525,185) (1,080,655)
Total distributions (263,640) (409,703) (1,038,277) (1,846,005) (525,185) (1,080,655)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 18,790,817 7,456,266 68,220,153 64,437,205 10,379,897 27,737,489
Cost of shares redeemed (17,932,706) (15,938,463) (73,436,635) (104,326,441) (7,754,737) (47,078,654)
Change in net assets resulting
from capital transactions
858,111 (8,482,197) (5,216,482) (39,889,236) 2,625,160 (19,341,165)
Change in net assets 288,466 (10,787,670) (8,539,240) (46,723,291) 961,664 (22,394,632)
NET ASSETS:
Beginning of period $ 5,442,473 $ 16,230,143 $ 20,707,403 $ 67,430,694 $ 15,250,925 $ 37,645,557
End of period $ 5,730,939 $ 5,442,473 $ 12,168,163 $ 20,707,403 $ 16,212,589 $ 15,250,925
SHARE TRANSACTIONS:
Beginning of period 268,667 643,667 1,275,000 3,575,000 550,000
(b)
1,225,000
(b)
Issued 925,000 325,000 4,140,000 3,500,000 400,000
(b)
925,000
(b)
Issued in-kind — — — — — —
Redeemed (900,000) (700,000) (4,560,000) (5,800,000) (295,026)
(b)
(1,600,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 293,667 268,667 855,000 1,275,000 654,974 550,000
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ Short Real Estate Short Russell2000
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 30,660,573 $ 43,042,115 $ 614,103 $ 1,415,176 $ 7,435,051 $ 12,531,379
Net realized gain (loss) (228,099,660) (248,818,646) (5,937,172) — (31,858,634) (17,258,408)
Change in net unrealized
appreciation/depreciation 101,291,024 35,186,318 3,770,660 (4,259,157) 23,579,238 (39,338,018)
Change in net assets resulting
from operations (96,148,063) (170,590,213) (1,552,409) (2,843,981) (844,345) (44,065,047)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(33,578,060) (47,070,502) (768,801) (1,545,120) (8,125,970) (13,964,849)
Total distributions (33,578,060) (47,070,502) (768,801) (1,545,120) (8,125,970) (13,964,849)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,946,575,139 6,243,918,105 3,361,558 13,989,577 582,232,336 565,545,076
Cost of shares redeemed (1,812,882,564) (6,582,860,708) (7,559,234) (47,155,164) (560,670,256) (791,051,265)
Change in net assets resulting
from capital transactions
133,692,575 (338,942,603) (4,197,676) (33,165,587) 21,562,080 (225,506,189)
Change in net assets 3,966,452 (556,603,318) (6,518,886) (37,554,688) 12,591,765 (283,536,085)
NET ASSETS:
Beginning of period $ 569,807,010 $ 1,126,410,328 $ 17,962,157 $ 55,516,845 $ 167,504,528 $ 451,040,613
End of period $ 573,773,462 $ 569,807,010 $ 11,443,271 $ 17,962,157 $ 180,096,293 $ 167,504,528
SHARE TRANSACTIONS:
Beginning of period 13,072,179 19,862,500
(b)
924,888 2,649,888 8,066,642 18,166,642
Issued 48,600,000 123,360,000
(b)
185,000 650,000 29,450,000 25,300,000
Issued in-kind — — — — — —
Redeemed (45,750,000) (130,150,321)
(b)
(435,000) (2,375,000) (28,500,000) (35,400,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 15,922,179 13,072,179 674,888 924,888 9,016,642 8,066,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 49,647,213 $ 73,361,074 $ 238,603 $ 444,202 $ 997,741 $ 566,631
Net realized gain (loss) (345,132,671) (189,887,822) (1,990,911) (1,007,344) (1,349,725) (4,734,235)
Change in net unrealized
appreciation/depreciation 155,704,357 (139,326,779) 1,577,149 (2,724,203) (558,856) 3,239,744
Change in net assets resulting
from operations (139,781,101) (255,853,527) (175,159) (3,287,345) (910,840) (927,860)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(52,876,899) (80,628,648) (265,107) (531,239) (963,827) (542,913)
Total distributions (52,876,899) (80,628,648) (265,107) (531,239) (963,827) (542,913)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,516,671,288 8,561,107,603 9,246,693 7,531,841 91,683,722 24,057,885
Cost of shares redeemed (3,962,579,736) (9,482,120,427) (9,809,326) (27,824,114) (84,706,533) (13,606,167)
Change in net assets resulting
from capital transactions
554,091,552 (921,012,824) (562,633) (20,292,273) 6,977,189 10,451,718
Change in net assets 361,433,552 (1,257,494,999) (1,002,899) (24,110,857) 5,102,522 8,980,945
NET ASSETS:
Beginning of period $ 987,835,174 $ 2,245,330,173 $ 5,949,608 $ 30,060,465 $ 18,905,452 $ 9,924,507
End of period $ 1,349,268,726 $ 987,835,174 $ 4,946,709 $ 5,949,608 $ 24,007,974 $ 18,905,452
SHARE TRANSACTIONS:
Beginning of period 20,676,457
(b)
37,770,207
(b)
373,681 1,568,681 455,000 205,000
Issued 100,956,249
(b)
156,462,500
(b)
600,000 440,000 2,050,000 560,000
Issued in-kind — — — — — —
Redeemed (89,419,286)
(b)
(173,556,250)
(b)
(660,000) (1,635,000) (1,940,000) (310,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 32,213,420 20,676,457
(b)
313,681 373,681 565,000 455,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 4,699,946 $ 3,005,883 $ 27,201 $ 7,857 $ 94,504 $ 13,057
Net realized gain (loss) (11,856,134) (7,615,136) 1,352,619 272,779 5,527,899 2,746,732
Change in net unrealized
appreciation/depreciation (5,159,304) (8,372,761) (865,777) 658,180 (3,249,718) (334,292)
Change in net assets resulting
from operations (12,315,492) (12,982,014) 514,043 938,816 2,372,685 2,425,497
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,570,653) (2,599,392) (23,205) (5,506) (76,526) (15,406)
Total distributions (4,570,653) (2,599,392) (23,205) (5,506) (76,526) (15,406)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 192,673,913 83,265,915 10,124,836 7,987,852 6,677,740 9,502,089
Cost of shares redeemed (132,598,013) (34,687,106) (5,975,583) (6,486,626) (8,356,504) (11,585,827)
Change in net assets resulting
from capital transactions
60,075,900 48,578,809 4,149,253 1,501,226 (1,678,764) (2,083,738)
Change in net assets 43,189,755 32,997,403 4,640,091 2,434,536 617,395 326,353
NET ASSETS:
Beginning of period $ 91,715,821 $ 58,718,418 $ 3,213,251 $ 778,715 $ 13,256,135 $ 12,929,782
End of period $ 134,905,576 $ 91,715,821 $ 7,853,342 $ 3,213,251 $ 13,873,530 $ 13,256,135
SHARE TRANSACTIONS:
Beginning of period 4,950,000 2,325,000 50,000 20,000 395,000 475,000
Issued 10,900,000 4,275,000 80,000 80,000 100,000 140,000
Issued in-kind — — 40,000 60,000 50,000 140,000
Redeemed (7,600,000) (1,650,000) (80,000) (110,000) — —
Redemption in-kind — — — — (230,000) (360,000)
Shares outstanding, end of
period 8,250,000 4,950,000 90,000 50,000 315,000 395,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples Ultra Dow30
SM
Ultra Energy
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 162,487 $ 129,660 $ 4,210,707 $ 4,919,228 $ 2,436,071 $ 2,481,873
Net realized gain (loss) 1,632,507 (114,967) 62,222,720 18,224,381 (5,908,451) 26,374,694
Change in net unrealized
appreciation/depreciation (626,173) 425,817 (23,449,954) 78,731,056 (23,332,779) 11,216,722
Change in net assets resulting
from operations 1,168,821 440,510 42,983,473 101,874,665 (26,805,159) 40,073,289
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(153,819) (45,152) (4,412,971) (2,271,966) (2,715,216) (1,265,556)
Total distributions (153,819) (45,152) (4,412,971) (2,271,966) (2,715,216) (1,265,556)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 27,780,538 3,429,478 152,305,774 177,057,964 15,141,211 25,531,451
Cost of shares redeemed (26,515,927) (4,135,307) (175,857,766) (212,487,599) (39,784,389) (54,990,953)
Change in net assets resulting
from capital transactions
1,264,611 (705,829) (23,551,992) (35,429,635) (24,643,178) (29,459,502)
Change in net assets 2,279,613 (310,471) 15,018,510 64,173,064 (54,163,553) 9,348,231
NET ASSETS:
Beginning of period $ 7,815,575 $ 8,126,046 $ 383,950,004 $ 319,776,940 $ 118,897,387 $ 109,549,156
End of period $ 10,095,188 $ 7,815,575 $ 398,968,514 $ 383,950,004 $ 64,733,834 $ 118,897,387
SHARE TRANSACTIONS:
Beginning of period 440,000 500,000 4,700,000 5,150,000 2,702,944 3,502,944
Issued 420,000 110,000 1,350,000 2,400,000 50,000 150,000
Issued in-kind 1,080,000 100,000 300,000 — 350,000 500,000
Redeemed — — — — (100,000) (350,000)
Redemption in-kind (1,420,000) (270,000) (1,950,000) (2,850,000) (900,000) (1,100,000)
Shares outstanding, end of
period 520,000 440,000 4,400,000 4,700,000 2,102,944 2,702,944
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Financials Ultra FTSE China 50 Ultra FTSE Europe
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,854,551 $ 4,312,178 $ 580,740 $ 216,642 $ 123,747 $ 83,339
Net realized gain (loss) 227,169,130 10,462,571 675,459 — 245,237 252,642
Change in net unrealized
appreciation/depreciation 14,581,668 275,156,184 2,873,449 (889,526) 305,863 805,946
Change in net assets resulting
from operations 248,605,349 289,930,933 4,129,648 (672,884) 674,847 1,141,927
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(6,510,205) (4,291,173) (547,201) (251,013) (109,707) (79,302)
Total distributions (6,510,205) (4,291,173) (547,201) (251,013) (109,707) (79,302)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,529,052 869,604,077 13,692,722 7,747,084 8,074,182 1,035,893
Cost of shares redeemed (90,076,262) (948,947,201) (13,133,943) (5,855,855) (4,860,131) (948,066)
Change in net assets resulting
from capital transactions
(85,547,210) (79,343,124) 558,779 1,891,229 3,214,051 87,827
Change in net assets 156,547,934 206,296,636 4,141,226 967,332 3,779,191 1,150,452
NET ASSETS:
Beginning of period $ 680,638,028 $ 474,341,392 $ 10,559,689 $ 9,592,357 $ 5,021,081 $ 3,870,629
End of period $ 837,185,962 $ 680,638,028 $ 14,700,915 $ 10,559,689 $ 8,800,272 $ 5,021,081
SHARE TRANSACTIONS:
Beginning of period 10,357,750 11,707,750 675,000 565,000 75,000 75,000
Issued 50,000 16,800,000 660,000 480,000 120,000 20,000
Issued in-kind — 50,000 — — — —
Redeemed (200,000) (16,800,000) (680,000) (370,000) (80,000) (20,000)
Redemption in-kind (950,000) (1,400,000) — — — —
Shares outstanding, end of
period 9,257,750 10,357,750 655,000 675,000 115,000 75,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,028,242 $ 908,141 $ 351,051 $ 428,470 $ 120,500 $ 94,839
Net realized gain (loss) 7,678,769 845,290 1,781,929 (540,730) 7,669,914 1,521,525
Change in net unrealized
appreciation/depreciation (25,030,288) 13,278,631 (1,754,625) 2,530,188 (3,391,825) 6,064,909
Change in net assets resulting
from operations (16,323,277) 15,032,062 378,355 2,417,928 4,398,589 7,681,273
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(991,561) (308,027) (377,761) (378,509) (89,149) (59,728)
Total distributions (991,561) (308,027) (377,761) (378,509) (89,149) (59,728)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,554,960 5,560,559 131,804,233 125,062,030 2,469,847 12,395,841
Cost of shares redeemed (10,846,494) (13,570,336) (121,416,627) (125,025,203) (7,393,216) (12,967,691)
Change in net assets resulting
from capital transactions
(5,291,534) (8,009,777) 10,387,606 36,827 (4,923,369) (571,850)
Change in net assets (22,606,372) 6,714,258 10,388,200 2,076,246 (613,929) 7,049,695
NET ASSETS:
Beginning of period $ 86,947,160 $ 80,232,902 $ 7,528,593 $ 5,452,347 $ 23,301,661 $ 16,251,966
End of period $ 64,340,788 $ 86,947,160 $ 17,916,793 $ 7,528,593 $ 22,687,732 $ 23,301,661
SHARE TRANSACTIONS:
Beginning of period 1,760,000
(b)
1,950,000
(b)
110,000 90,000 710,000 760,000
Issued 40,000
(b)
80,000
(b)
1,810,000 1,940,000 30,000 360,000
Issued in-kind 70,000
(b)
40,000
(b)
— — 30,000 80,000
Redeemed (80,000)
(b)
(110,000)
(b)
(1,680,000) (1,920,000) — —
Redemption in-kind (160,000)
(b)
(200,000)
(b)
— — (210,000) (490,000)
Shares outstanding, end of
period 1,630,000 1,760,000
(b)
240,000 110,000 560,000 710,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Materials Ultra MidCap400 Ultra MSCI Brazil Capped
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 420,061 $ 364,471 $ 586,818 $ 770,185 $ 104,813 $ 120,430
Net realized gain (loss) 2,306,264 1,222,629 28,251,166 9,815,476 (1,462,337) 1,884,351
Change in net unrealized
appreciation/depreciation (9,735,315) 11,764,584 (38,117,256) 38,139,824 1,212,137 (1,403,439)
Change in net assets resulting
from operations (7,008,990) 13,351,684 (9,279,272) 48,725,485 (145,387) 601,342
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(386,623) (166,871) (609,184) (910,015) (121,405) (89,022)
Total distributions (386,623) (166,871) (609,184) (910,015) (121,405) (89,022)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,561,686 7,915,788 44,038,553 12,595,369 1,057,820 255,919
Cost of shares redeemed (8,322,724) (14,029,445) (38,918,109) (37,318,780) (1,762,370) (2,044,036)
Change in net assets resulting
from capital transactions
(4,761,038) (6,113,657) 5,120,444 (24,723,411) (704,550) (1,788,117)
Change in net assets (12,156,651) 7,071,156 (4,768,012) 23,092,059 (971,342) (1,275,797)
NET ASSETS:
Beginning of period $ 45,058,883 $ 37,987,727 $ 137,634,287 $ 114,542,228 $ 3,268,377 $ 4,544,174
End of period $ 32,902,232 $ 45,058,883 $ 132,866,275 $ 137,634,287 $ 2,297,035 $ 3,268,377
SHARE TRANSACTIONS:
Beginning of period 1,625,000 1,925,000 2,125,000 2,525,000 141,557 201,557
Issued 90,000 75,000 250,000 150,000 60,000 10,000
Issued in-kind 50,000 250,000 400,000 100,000 — —
Redeemed — — — (100,000) (80,000) (70,000)
Redemption in-kind (330,000) (625,000) (550,000) (550,000) — —
Shares outstanding, end of
period 1,435,000 1,625,000 2,225,000 2,125,000 121,557 141,557
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE Ultra MSCI Emerging Markets Ultra MSCI Japan
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 201,938 $ 184,876 $ 592,149 $ 465,187 $ 122,005 $ 148,015
Net realized gain (loss) 2,266,697 (491) (528,259) 1,771,069 201,637 45,726
Change in net unrealized
appreciation/depreciation (684,277) 2,112,792 1,035,381 (537,209) (97,326) 1,059,562
Change in net assets resulting
from operations 1,784,358 2,297,177 1,099,271 1,699,047 226,316 1,253,303
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(180,307) (205,384) (574,575) (447,638) (152,220) (98,149)
Total distributions (180,307) (205,384) (574,575) (447,638) (152,220) (98,149)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,275,338 3,487,179 40,581,941 16,741,718 6,680,877 20,920,761
Cost of shares redeemed (3,758,217) (5,390,062) (31,298,812) (18,770,207) (9,637,711) (22,117,288)
Change in net assets resulting
from capital transactions
2,517,121 (1,902,883) 9,283,129 (2,028,489) (2,956,834) (1,196,527)
Change in net assets 4,121,172 188,910 9,807,825 (777,080) (2,882,738) (41,373)
NET ASSETS:
Beginning of period $ 10,738,557 $ 10,549,647 $ 15,696,548 $ 16,473,628 $ 9,271,560 $ 9,312,933
End of period $ 14,859,729 $ 10,738,557 $ 25,504,373 $ 15,696,548 $ 6,388,822 $ 9,271,560
SHARE TRANSACTIONS:
Beginning of period 225,000 275,000 300,000 350,000 230,000 290,000
Issued 130,000 80,000 715,000 325,000 170,000 540,000
Issued in-kind — — — — — —
Redeemed (80,000) (130,000) (565,000) (375,000) (250,000) (600,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 275,000 225,000 450,000 300,000 150,000 230,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing Ultra Nasdaq Cybersecurity
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 772,284 $ 417,755 $ 7,329 $ (218) $ 83,965 $ 56,070
Net realized gain (loss) 613,648 (322,787) 565,343 887,648 1,004,220 (140,655)
Change in net unrealized
appreciation/depreciation (13,697,806) 5,373,240 (286,297) (32,141) 866,673 342,164
Change in net assets resulting
from operations (12,311,874) 5,468,208 286,375 855,289 1,954,858 257,579
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,232,164) (134,972) (6,766) — (95,403) (28,657)
Total distributions (1,232,164) (134,972) (6,766) — (95,403) (28,657)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,546,722 33,652,351 2,019,227 1,491,871 1,236,462 2,171,939
Cost of shares redeemed (33,969,877) (47,311,047) (2,425,811) (1,199,073) (1,847,431) (1,095,568)
Change in net assets resulting
from capital transactions
(30,423,155) (13,658,696) (406,584) 292,798 (610,969) 1,076,371
Change in net assets (43,967,193) (8,325,460) (126,975) 1,148,087 1,248,486 1,305,293
NET ASSETS:
Beginning of period $ 88,267,361 $ 96,592,821 $ 2,721,171 $ 1,573,084 $ 3,297,031 $ 1,991,738
End of period $ 44,300,168 $ 88,267,361 $ 2,594,196 $ 2,721,171 $ 4,545,517 $ 3,297,031
SHARE TRANSACTIONS:
Beginning of period 1,575,000 1,850,000 125,001 100,001 90,001 70,001
Issued — 100,000 — 10,000 30,000 50,000
Issued in-kind 55,000 500,000 50,000 75,000 — —
Redeemed (60,000) (200,000) — — (40,000) (30,000)
Redemption in-kind (540,000) (675,000) (90,000) (60,000) — —
Shares outstanding, end of
period 1,030,000 1,575,000 85,001 125,001 80,001 90,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ Ultra Real Estate Ultra Russell2000
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 18,022,703 $ 14,729,779 $ 1,417,175 $ 1,197,702 $ 3,807,518 $ 1,907,909
Net realized gain (loss) 1,713,271,413 1,528,663,591 8,116,229 977,375 (37,946,174) (11,695,041)
Change in net unrealized
appreciation/depreciation (643,721,666) 691,840,060 565,656 2,353,943 (44,894,365) 56,580,444
Change in net assets resulting
from operations 1,087,572,450 2,235,233,430 10,099,060 4,529,020 (79,033,021) 46,793,312
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(17,334,586) (9,720,972) (1,589,051) (948,276) (4,355,255) (1,099,745)
Total distributions (17,334,586) (9,720,972) (1,589,051) (948,276) (4,355,255) (1,099,745)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,877,442,423 2,930,622,645 14,963,272 5,869,441 538,735,457 420,416,775
Cost of shares redeemed (5,581,410,089) (3,427,316,048) (19,358,286) (11,668,772) (351,120,036) (381,484,511)
Change in net assets resulting
from capital transactions
296,032,334 (496,693,403) (4,395,014) (5,799,331) 187,615,421 38,932,264
Change in net assets 1,366,270,198 1,728,819,055 4,114,995 (2,218,587) 104,227,145 84,625,831
NET ASSETS:
Beginning of period $ 6,315,590,871 $ 4,586,771,816 $ 57,552,067 $ 59,770,654 $ 205,065,269 $ 120,439,438
End of period $ 7,681,861,069 $ 6,315,590,871 $ 61,667,062 $ 57,552,067 $ 309,292,414 $ 205,065,269
SHARE TRANSACTIONS:
Beginning of period 70,950,000 80,100,000 1,033,744 1,133,744 5,350,000 4,050,000
Issued 16,400,000 23,450,000 115,000 25,000 12,450,000 12,100,000
Issued in-kind 43,950,000 17,750,000 105,000 75,000 — —
Redeemed — — — — (8,750,000) (10,800,000)
Redemption in-kind (58,050,000) (50,350,000) (285,000) (200,000) — —
Shares outstanding, end of
period 73,250,000 70,950,000 968,744 1,033,744 9,050,000 5,350,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P500
®
Ultra Semiconductors Ultra SmallCap600
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 46,887,132 $ 43,123,918 $ 5,018,009 $ (403,529) $ 426,301 $ 381,097
Net realized gain (loss) 1,289,269,183 672,774,647 361,897,727 167,597,497 19,593 (436,113)
Change in net unrealized
appreciation/depreciation (563,634,571) 871,616,738 (416,468,613) 435,228,286 (5,825,186) 7,530,111
Change in net assets resulting
from operations 772,521,744 1,587,515,303 (49,552,877) 602,422,254 (5,379,292) 7,475,095
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(46,786,481) (18,508,012) (2,058,641) (192,629) (493,691) (353,766)
Total distributions (46,786,481) (18,508,012) (2,058,641) (192,629) (493,691) (353,766)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,405,610,657 5,566,874,900 481,857,698 284,193,364 5,770,314 2,776,579
Cost of shares redeemed (4,618,193,533) (5,539,297,505) (427,137,040) (138,110,305) (5,585,180) (3,569,196)
Change in net assets resulting
from capital transactions
(212,582,876) 27,577,395 54,720,658 146,083,059 185,134 (792,617)
Change in net assets 513,152,387 1,596,584,686 3,109,140 748,312,684 (5,687,849) 6,328,712
NET ASSETS:
Beginning of period $ 5,108,941,229 $ 3,512,356,543 $ 1,002,454,748 $ 254,142,064 $ 32,757,886 $ 26,429,174
End of period $ 5,622,093,616 $ 5,108,941,229 $ 1,005,563,888 $ 1,002,454,748 $ 27,070,037 $ 32,757,886
SHARE TRANSACTIONS:
Beginning of period 65,850,000 68,100,000 17,060,000
(b)
13,800,000
(b)
1,335,000 1,385,000
Issued 17,150,000 36,150,000 680,000
(b)
1,560,000
(b)
80,000 60,000
Issued in-kind 33,500,000 50,650,000 7,760,000
(b)
6,240,000
(b)
130,000 60,000
Redeemed — (1,200,000) — — — —
Redemption in-kind (53,500,000) (87,850,000) (7,230,000)
(b)
(4,540,000)
(b)
(230,000) (170,000)
Shares outstanding, end of
period 63,000,000 65,850,000 18,270,000 17,060,000
(b)
1,315,000 1,335,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 7, 2024.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,374,456 $ 59,698 $ 339,912 $ 227,367 $ 8,945,289 $ 5,896,106
Net realized gain (loss) 153,492,760 148,563,590 2,057,973 278,459 274,729,868 65,872,790
Change in net unrealized
appreciation/depreciation (122,427,019) 91,081,629 751,570 2,276,061 (186,624,941) 188,104,736
Change in net assets resulting
from operations 33,440,197 239,704,917 3,149,455 2,781,887 97,050,216 259,873,632
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,617,504) (171,275) (324,242) (203,533) (8,397,054) (5,986,903)
Total distributions (1,617,504) (171,275) (324,242) (203,533) (8,397,054) (5,986,903)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 23,208,640 47,377,697 9,870,579 10,583,379 882,211,690 952,383,936
Cost of shares redeemed (86,324,928) (199,563,030) (11,942,425) (6,748,394) (1,013,729,038) (1,091,655,729)
Change in net assets resulting
from capital transactions
(63,116,288) (152,185,333) (2,071,846) 3,834,985 (131,517,348) (139,271,793)
Change in net assets (31,293,595) 87,348,309 753,367 6,413,339 (42,864,186) 114,614,936
NET ASSETS:
Beginning of period $ 662,540,779 $ 575,192,470 $ 15,909,739 $ 9,496,400 $ 722,062,437 $ 607,447,501
End of period $ 631,247,184 $ 662,540,779 $ 16,663,106 $ 15,909,739 $ 679,198,251 $ 722,062,437
SHARE TRANSACTIONS:
Beginning of period 10,915,000 14,250,000 235,000 165,000 9,400,000 11,450,000
Issued 110,000 350,000 110,000 130,000 2,000,000 4,400,000
Issued in-kind 240,000 620,000 20,000 60,000 7,850,000 9,400,000
Redeemed — — (50,000) (20,000) — (4,850,000)
Redemption in-kind (1,360,000) (4,305,000) (110,000) (100,000) (11,200,000) (11,000,000)
Shares outstanding, end of
period 9,905,000 10,915,000 205,000 235,000 8,050,000 9,400,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ UltraPro Russell2000
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 323,341 $ 139,560 $ 307,206,322 $ 315,261,618 $ 5,398,183 $ 1,745,611
Net realized gain (loss) (1,618,483) 5,934,614 8,445,891,840 9,748,916,155 31,776,080 (46,626,406)
Change in net unrealized
appreciation/depreciation (5,332,436) 7,336,597 (3,278,093,907) 1,815,818,880 (137,460,234) 171,908,520
Change in net assets resulting
from operations (6,627,578) 13,410,771 5,475,004,255 11,879,996,653 (100,285,971) 127,027,725
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(292,151) (63,757) (322,934,008) (291,168,308) (6,133,397) (1,477,878)
Total distributions (292,151) (63,757) (322,934,008) (291,168,308) (6,133,397) (1,477,878)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 13,842,549 4,529,560 24,938,044,097 22,941,959,960 490,454,459 2,811,577,138
Cost of shares redeemed (13,737,289) (8,395,935) (27,165,408,570) (28,436,089,978) (578,404,535) (2,651,612,664)
Change in net assets resulting
from capital transactions
105,260 (3,866,375) (2,227,364,473) (5,494,130,018) (87,950,076) 159,964,474
Change in net assets (6,814,469) 9,480,639 2,924,705,774 6,094,698,327 (194,369,444) 285,514,321
NET ASSETS:
Beginning of period $ 33,007,171 $ 23,526,532 $ 21,486,427,377 $ 15,391,729,050 $ 489,974,900 $ 204,460,579
End of period $ 26,192,702 $ 33,007,171 $ 24,411,133,151 $ 21,486,427,377 $ 295,605,456 $ 489,974,900
SHARE TRANSACTIONS:
Beginning of period 1,280,000 1,475,000 343,900,000 443,700,000 10,800,000 6,050,000
Issued 230,000 20,000 124,250,000 179,400,000 10,150,000 69,700,000
Issued in-kind 280,000 205,000 269,700,000 347,000,000 — 600,000
Redeemed (220,000) — — — (10,850,000) (65,250,000)
Redemption in-kind (310,000) (420,000) (389,950,000) (626,200,000) (1,450,000) (300,000)
Shares outstanding, end of
period 1,260,000 1,280,000 347,900,000 343,900,000 8,650,000 10,800,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 42,127,853 $ 24,365,409 $ 626,062 $ 1,763,132 $ 16,166,020 $ 20,787,722
Net realized gain (loss) 912,565,506 895,679,342 17,103,234 (19,888,458) (178,813,598) (40,059,569)
Change in net unrealized
appreciation/depreciation (254,008,854) 711,138,607 (17,039,083) 79,294,244 105,347,293 (157,725,243)
Change in net assets resulting
from operations 700,684,505 1,631,183,358 690,213 61,168,918 (57,300,285) (176,997,090)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(41,518,036) (24,247,964) (3,730,114) (5,035,890) (19,126,374) (20,837,649)
Total distributions (41,518,036) (24,247,964) (3,730,114) (5,035,890) (19,126,374) (20,837,649)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,710,982,839 5,204,471,530 124,829,271 215,937,224 750,868,123 2,054,492,659
Cost of shares redeemed (5,974,562,685) (5,757,258,960) (135,934,886) (490,714,980) (745,130,248) (2,274,007,211)
Change in net assets resulting
from capital transactions
(263,579,846) (552,787,430) (11,105,615) (274,777,756) 5,737,875 (219,514,552)
Change in net assets 395,586,623 1,054,147,964 (14,145,516) (218,644,728) (70,688,784) (417,349,291)
NET ASSETS:
Beginning of period $ 3,441,238,858 $ 2,387,090,894 $ 38,792,979 $ 257,437,707 $ 287,965,923 $ 705,315,214
End of period $ 3,836,825,481 $ 3,441,238,858 $ 24,647,463 $ 38,792,979 $ 217,277,139 $ 287,965,923
SHARE TRANSACTIONS:
Beginning of period 49,150,000 59,900,000 493,605 3,893,605 4,160,570
(b)
6,448,070
(b)
Issued 22,300,000 19,700,000 1,670,000 2,400,000 13,800,000
(b)
26,825,000
(b)
Issued in-kind 50,550,000 78,450,000 — — — —
Redeemed — — (1,850,000) (5,800,000) (13,363,129)
(b)
(29,112,500)
(b)
Redemption in-kind (74,050,000) (108,900,000) — — — —
Shares outstanding, end of
period 47,950,000 49,150,000 313,605 493,605 4,597,441 4,160,570
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ UltraPro Short Russell2000
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 146,894 $ 112,832 $ 173,857,202 $ 244,786,867 $ 5,230,038 $ 6,909,139
Net realized gain (loss) 77,422 (2,198,494) (1,228,472,869) (4,453,966,314) (39,708,661) (51,847,693)
Change in net unrealized
appreciation/depreciation (654,743) (931,450) (566,744,310) 1,667,067,736 22,759,640 (42,353,266)
Change in net assets resulting
from operations (430,427) (3,017,112) (1,621,359,977) (2,542,111,711) (11,718,983) (87,291,820)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(134,464) (136,954) (189,397,932) (255,315,452) (6,317,270) (6,397,231)
Total distributions (134,464) (136,954) (189,397,932) (255,315,452) (6,317,270) (6,397,231)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,232,087 2,352,535 13,455,162,606 19,925,111,244 311,541,339 710,628,729
Cost of shares redeemed (2,041,330) (4,352,315) (11,309,327,299) (19,080,759,650) (324,518,558) (731,106,000)
Change in net assets resulting
from capital transactions
190,757 (1,999,780) 2,145,835,307 844,351,594 (12,977,219) (20,477,271)
Change in net assets (374,134) (5,153,846) 335,077,398 (1,953,075,569) (31,013,472) (114,166,322)
NET ASSETS:
Beginning of period $ 3,667,337 $ 8,821,183 $ 2,765,099,418 $ 4,718,174,987 $ 120,150,750 $ 234,317,072
End of period $ 3,293,203 $ 3,667,337 $ 3,100,176,816 $ 2,765,099,418 $ 89,137,278 $ 120,150,750
SHARE TRANSACTIONS:
Beginning of period 169,322
(b)
199,322
(b)
55,070,109
(c)
40,850,109
(c)
4,407,646 4,507,646
Issued 125,000
(b)
85,000
(b)
400,190,000
(c)
248,260,000
(c)
14,850,000 21,400,000
Issued in-kind — — — — — —
Redeemed (105,000)
(b)
(115,000)
(b)
(324,342,424)
(c)
(234,040,000)
(c)
(14,850,000) (21,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 189,322
(b)
169,322
(b)
130,917,685 55,070,109
(c)
4,407,646 4,407,646
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 32,104,224 $ 55,641,632 $ 512,583 $ 799,558 $ 12,339,459 $ 18,733,185
Net realized gain (loss) (273,779,061) (559,241,647) 2,143,056 6,564,477 (41,268,477) 30,733,578
Change in net unrealized
appreciation/depreciation 27,270,612 (745,500) (2,851,235) (3,182,125) 45,342,474 74,504,835
Change in net assets resulting
from operations (214,404,225) (504,345,515) (195,596) 4,181,910 16,413,456 123,971,598
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(37,573,548) (58,081,727) (544,038) (895,502) (14,108,908) (20,513,395)
Total distributions (37,573,548) (58,081,727) (544,038) (895,502) (14,108,908) (20,513,395)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,671,867,725 4,563,197,508 16,283,952 104,123,112 578,733,053 1,391,899,895
Cost of shares redeemed (3,467,960,042) (4,732,204,136) (18,630,536) (122,673,326) (631,033,967) (1,664,522,927)
Change in net assets resulting
from capital transactions
203,907,683 (169,006,628) (2,346,584) (18,550,214) (52,300,914) (272,623,032)
Change in net assets (48,070,090) (731,433,870) (3,086,218) (15,263,806) (49,996,366) (169,164,829)
NET ASSETS:
Beginning of period $ 614,515,097 $ 1,345,948,967 $ 17,063,084 $ 32,326,890 $ 362,567,813 $ 531,732,642
End of period $ 566,445,007 $ 614,515,097 $ 13,976,866 $ 17,063,084 $ 312,571,447 $ 362,567,813
SHARE TRANSACTIONS:
Beginning of period 19,038,887 20,869,469
(b)
700,000 1,500,000 10,056,929 17,906,929
Issued 148,500,000 98,820,000
(b)
700,000 4,350,000 16,950,000 39,200,000
Issued in-kind — — — — — —
Redeemed (138,500,000) (100,650,582)
(b)
(800,000) (5,150,000) (18,570,000) (47,050,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 29,038,887 19,038,887 600,000 700,000 8,436,929 10,056,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 98,011 $ 64,873 $ 28,491 $ 56,716 $ 3,189,135 $ 3,172,068
Net realized gain (loss) (1,137,293) (477,015) (427,834) — (32,133,912) (5,971,464)
Change in net unrealized
appreciation/depreciation (573,789) (309,359) 336,108 (256,274) 17,933,948 (17,517,300)
Change in net assets resulting
from operations (1,613,071) (721,501) (63,235) (199,558) (11,010,829) (20,316,696)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(77,664) (70,690) (35,839) (63,227) (3,653,281) (2,994,543)
Total distributions (77,664) (70,690) (35,839) (63,227) (3,653,281) (2,994,543)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,741,248 3,786,435 468,760 1,509,858 55,325,470 178,381,781
Cost of shares redeemed (4,333,076) (3,840,698) (495,702) (2,203,546) (57,927,641) (178,009,307)
Change in net assets resulting
from capital transactions
2,408,172 (54,263) (26,942) (693,688) (2,602,171) 372,474
Change in net assets 717,437 (846,454) (126,016) (956,473) (17,266,281) (22,938,765)
NET ASSETS:
Beginning of period $ 1,851,976 $ 2,698,430 $ 819,032 $ 1,775,505 $ 74,397,328 $ 97,336,093
End of period $ 2,569,413 $ 1,851,976 $ 693,016 $ 819,032 $ 57,131,047 $ 74,397,328
SHARE TRANSACTIONS:
Beginning of period 58,348
(b)
60,848
(b)
60,568 115,568 2,259,786 2,209,786
Issued 270,000
(b)
110,000
(b)
40,000 90,000 1,900,000 5,000,000
Issued in-kind — — — — — —
Redeemed (190,000)
(b)
(112,500)
(b)
(40,000) (145,000) (2,000,000) (4,950,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 138,348
(b)
58,348
(b)
60,568 60,568 2,159,786 2,259,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.

262 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 704,493 $ 859,493 $ 644,667 $ 878,691 $ 623,081 $ 417,835
Net realized gain (loss) (6,237,668) — (9,930,199) (2,876,906) (12,540,170) 4,840,085
Change in net unrealized
appreciation/depreciation 10,868,217 (8,395,737) 4,152,740 (7,647,052) 4,567,759 (8,368,818)
Change in net assets resulting
from operations 5,335,042 (7,536,244) (5,132,792) (9,645,267) (7,349,330) (3,110,898)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(884,355) (721,994) (799,505) (782,150) (564,158) (459,780)
Total distributions (884,355) (721,994) (799,505) (782,150) (564,158) (459,780)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 34,598,319 39,913,012 8,533,352 24,027,970 8,078,398 11,516,853
Cost of shares redeemed (45,946,438) (32,211,337) (6,255,348) (26,593,447) (8,123,316) (16,372,830)
Change in net assets resulting
from capital transactions
(11,348,119) 7,701,675 2,278,004 (2,565,477) (44,918) (4,855,977)
Change in net assets (6,897,432) (556,563) (3,654,293) (12,992,894) (7,958,406) (8,426,655)
NET ASSETS:
Beginning of period $ 19,871,532 $ 20,428,095 $ 14,743,285 $ 27,736,179 $ 14,973,096 $ 23,399,751
End of period $ 12,974,100 $ 19,871,532 $ 11,088,992 $ 14,743,285 $ 7,014,690 $ 14,973,096
SHARE TRANSACTIONS:
Beginning of period 525,814
(b)
338,314
(b)
299,417
(b)
330,667
(b)
501,947 601,947
Issued 925,000
(b)
875,000
(b)
231,250
(b)
443,750
(b)
560,000 350,000
Issued in-kind — — — — — —
Redeemed (1,137,549)
(b)
(687,500)
(b)
(162,625)
(b)
(475,000)
(b)
(480,000) (450,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 313,265 525,814
(b)
368,042 299,417
(b)
581,947 501,947
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 263
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,016,063 $ 1,339,185 $ 45,259 $ 55,899 $ 59,037 $ 104,886
Net realized gain (loss) (18,758,095) (1,874,600) (461,589) (167,244) (549,002) (836,316)
Change in net unrealized
appreciation/depreciation 14,658,054 (11,835,379) 801,620 (289,627) (107,586) (535,229)
Change in net assets resulting
from operations (3,083,978) (12,370,794) 385,290 (400,972) (597,551) (1,266,659)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,116,762) (1,438,278) (50,293) (57,806) (61,174) (112,930)
Total distributions (1,116,762) (1,438,278) (50,293) (57,806) (61,174) (112,930)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 30,749,757 12,134,968 2,981,165 980,655 2,163,606 3,135,194
Cost of shares redeemed (29,827,100) (51,130,889) (1,945,027) (1,852,050) (1,403,665) (4,369,788)
Change in net assets resulting
from capital transactions
922,657 (38,995,921) 1,036,138 (871,395) 759,941 (1,234,594)
Change in net assets (3,278,083) (52,804,993) 1,371,135 (1,330,173) 101,216 (2,614,183)
NET ASSETS:
Beginning of period $ 21,306,205 $ 74,111,198 $ 774,395 $ 2,104,568 $ 1,230,064 $ 3,844,247
End of period $ 18,028,122 $ 21,306,205 $ 2,145,530 $ 774,395 $ 1,331,280 $ 1,230,064
SHARE TRANSACTIONS:
Beginning of period 582,424
(b)
1,397,424
(b)
70,430 155,430 62,568
(c)
120,068
(c)
Issued 890,000
(b)
260,000
(b)
270,000 70,000 120,000
(c)
112,500
(c)
Issued in-kind — — — — — —
Redeemed (815,059)
(b)
(1,075,000)
(b)
(170,000) (155,000) (85,000)
(c)
(170,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 657,365 582,424
(b)
170,430 70,430 97,568
(c)
62,568
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.

264 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 50,839 $ 68,781 $ 66,043 $ 91,916 $ 384,343 $ 274,179
Net realized gain (loss) (454,735) (313,401) (356,773) (326,180) (2,987,929) (188,830)
Change in net unrealized
appreciation/depreciation 401,418 (520,445) 147,209 (640,371) 2,841,409 (2,443,215)
Change in net assets resulting
from operations (2,478) (765,065) (143,521) (874,635) 237,823 (2,357,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(54,310) (76,881) (75,059) (90,071) (380,980) (289,326)
Total distributions (54,310) (76,881) (75,059) (90,071) (380,980) (289,326)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,714,862 1,458,017 1,655,907 — 11,909,729 4,830,479
Cost of shares redeemed (1,993,081) (2,045,781) (1,601,913) (308,600) (10,484,616) (5,744,799)
Change in net assets resulting
from capital transactions
(278,219) (587,764) 53,994 (308,600) 1,425,113 (914,320)
Change in net assets (335,007) (1,429,710) (164,586) (1,273,306) 1,281,956 (3,561,512)
NET ASSETS:
Beginning of period $ 1,160,753 $ 2,590,463 $ 1,534,134 $ 2,807,440 $ 9,049,329 $ 12,610,841
End of period $ 825,746 $ 1,160,753 $ 1,369,548 $ 1,534,134 $ 10,331,285 $ 9,049,329
SHARE TRANSACTIONS:
Beginning of period 80,042
(b)
117,542
(b)
138,510 163,510 658,546 708,547
Issued 100,000
(b)
75,000
(b)
150,000 — 950,000 400,000
Issued in-kind — — — — — —
Redeemed (125,018)
(b)
(112,500)
(b)
(150,000) (25,000) (775,000) (450,001)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 55,024 80,042
(b)
138,510 138,510 833,546 658,546
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 265
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 56,785 $ 52,351 $ 212,465 $ 224,334 $ 189,439 $ 153,823
Net realized gain (loss) (371,874) (692,762) (1,711,585) — (877,560) (1,270,732)
Change in net unrealized
appreciation/depreciation (187,570) 209,618 470,243 (1,536,374) 46,059 (183,056)
Change in net assets resulting
from operations (502,659) (430,793) (1,028,877) (1,312,040) (642,062) (1,299,965)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(53,532) (65,743) (218,787) (243,212) (202,347) (149,962)
Total distributions (53,532) (65,743) (218,787) (243,212) (202,347) (149,962)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,053,513 3,253,260 2,953,904 2,075,930 9,657,141 2,453,611
Cost of shares redeemed (2,262,176) (4,897,837) (2,651,474) (4,146,810) (8,924,156) (1,858,471)
Change in net assets resulting
from capital transactions
791,337 (1,644,577) 302,430 (2,070,880) 732,985 595,140
Change in net assets 235,146 (2,141,113) (945,234) (3,626,132) (111,424) (854,787)
NET ASSETS:
Beginning of period $ 828,246 $ 2,969,359 $ 5,382,685 $ 9,008,817 $ 5,118,096 $ 5,972,883
End of period $ 1,063,392 $ 828,246 $ 4,437,451 $ 5,382,685 $ 5,006,672 $ 5,118,096
SHARE TRANSACTIONS:
Beginning of period 56,214
(b)
143,714
(b)
288,771 388,771 119,978
(c)
99,978
(c)
Issued 200,000
(b)
175,000
(b)
180,000 100,000 245,000
(c)
55,000
(c)
Issued in-kind — — — — — —
Redeemed (162,511)
(b)
(262,500)
(b)
(160,000) (200,000) (215,051)
(c)
(35,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 93,703 56,214
(b)
308,771 288,771 149,927 119,978
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

266 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ UltraShort Real Estate
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 130,477 $ 125,117 $ 12,902,774 $ 22,929,012 $ 1,432,574 $ 2,057,934
Net realized gain (loss) 141,328 17,187 (52,817,587) (351,931,825) (15,012,897) —
Change in net unrealized
appreciation/depreciation 149,258 (304,548) (41,234,811) 140,566,007 6,210,270 (7,776,949)
Change in net assets resulting
from operations 421,063 (162,244) (81,149,624) (188,436,806) (7,370,053) (5,719,015)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(139,930) (101,054) (14,864,321) (22,955,477) (1,748,472) (2,006,506)
Total distributions (139,930) (101,054) (14,864,321) (22,955,477) (1,748,472) (2,006,506)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,059,091 7,304,664 2,263,125,392 3,865,513,142 2,957,143 2,854,645
Cost of shares redeemed (2,958,692) (8,664,416) (2,175,100,235) (3,918,470,999) (13,074,586) (20,016,701)
Change in net assets resulting
from capital transactions
(899,601) (1,359,752) 88,025,157 (52,957,857) (10,117,443) (17,162,056)
Change in net assets (618,468) (1,623,050) (7,988,788) (264,350,140) (19,235,968) (24,887,577)
NET ASSETS:
Beginning of period $ 3,500,378 $ 5,123,428 $ 269,596,847 $ 533,946,987 $ 41,211,399 $ 66,098,976
End of period $ 2,881,910 $ 3,500,378 $ 261,608,059 $ 269,596,847 $ 21,975,431 $ 41,211,399
SHARE TRANSACTIONS:
Beginning of period 196,096 246,096 6,148,903 7,089,155
(b)
649,269
(c)
874,269
(c)
Issued 120,000 400,000 62,450,000 66,900,000
(b)
60,000
(c)
43,750
(c)
Issued in-kind — — — — — —
Redeemed (165,000) (450,000) (59,500,000) (67,840,252)
(b)
(251,381)
(c)
(268,750)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 151,096 196,096 9,098,903 6,148,903 457,888 649,269
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 267
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
UltraShort Russell2000 UltraShort S&P500
®
UltraShort Semiconductors
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,652,149 $ 3,511,273 $ 25,357,561 $ 44,517,589 $ 396,704 $ 302,648
Net realized gain (loss) (16,880,042) (15,796,006) (199,739,722) (293,470,391) (3,379,344) (15,436,838)
Change in net unrealized
appreciation/depreciation 10,845,968 (10,167,170) 74,794,428 (39,509,500) (2,383,376) 5,698,480
Change in net assets resulting
from operations (3,381,925) (22,451,903) (99,587,733) (288,462,302) (5,366,016) (9,435,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,938,690) (3,616,451) (30,601,374) (44,841,970) (379,868) (316,975)
Total distributions (2,938,690) (3,616,451) (30,601,374) (44,841,970) (379,868) (316,975)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 151,906,962 224,072,832 2,538,067,009 3,144,444,486 33,131,745 18,957,092
Cost of shares redeemed (171,066,306) (249,985,553) (2,537,149,132) (3,361,098,046) (21,058,517) (10,416,258)
Change in net assets resulting
from capital transactions
(19,159,344) (25,912,721) 917,877 (216,653,560) 12,073,228 8,540,834
Change in net assets (25,479,959) (51,981,075) (129,271,230) (549,957,832) 6,327,344 (1,211,851)
NET ASSETS:
Beginning of period $ 71,564,621 $ 123,545,696 $ 564,180,440 $ 1,114,138,272 $ 5,989,529 $ 7,201,380
End of period $ 46,084,662 $ 71,564,621 $ 434,909,210 $ 564,180,440 $ 12,316,873 $ 5,989,529
SHARE TRANSACTIONS:
Beginning of period 1,292,793
(b)
1,502,793
(b)
22,606,249 28,606,249 128,171
(b)
31,978
(b) (c)
Issued 3,170,000
(b)
3,500,000
(b)
120,150,000 99,650,000 1,216,000
(b)
161,400
(b) (c)
Issued in-kind — — — — — —
Redeemed (3,510,064)
(b)
(3,710,000)
(b)
(119,150,000) (105,650,000) (660,036)
(b)
(65,207)
(b) (c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 952,729 1,292,793
(b)
23,606,249 22,606,249 684,135 128,171
(b)

268 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort SmallCap600 UltraShort Technology UltraShort Utilities
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 80,358 $ 90,450 $ 223,831 $ 177,401 $ 64,806 $ 39,125
Net realized gain (loss) 304,003 (606,973) (1,690,290) (2,151,287) (248,063) 352,791
Change in net unrealized
appreciation/depreciation (383,759) (474,217) (266,435) 62,503 (88,978) (348,556)
Change in net assets resulting
from operations 602 (990,740) (1,732,894) (1,911,383) (272,235) 43,360
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(82,485) (92,361) (229,772) (184,336) (61,483) (42,174)
Total distributions (82,485) (92,361) (229,772) (184,336) (61,483) (42,174)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,856,783 1,076,488 6,855,648 6,477,479 5,516,228 4,078,254
Cost of shares redeemed (4,900,045) (1,574,763) (4,610,348) (5,676,204) (4,117,753) (3,706,678)
Change in net assets resulting
from capital transactions
(43,262) (498,275) 2,245,300 801,275 1,398,475 371,576
Change in net assets (125,145) (1,581,376) 282,634 (1,294,444) 1,064,757 372,762
NET ASSETS:
Beginning of period $ 2,249,373 $ 3,830,749 $ 3,949,710 $ 5,244,154 $ 1,552,140 $ 1,179,378
End of period $ 2,124,228 $ 2,249,373 $ 4,232,344 $ 3,949,710 $ 2,616,897 $ 1,552,140
SHARE TRANSACTIONS:
Beginning of period 123,946 143,946 293,028 228,052
(b)
81,860
(c)
46,860
(c)
Issued 290,000 50,000 600,000 375,000
(b)
355,000
(c)
165,000
(c)
Issued in-kind — — — — — —
Redeemed (290,000) (70,000) (420,000) (310,024)
(b)
(250,014)
(c)
(130,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 123,946 123,946 473,028 293,028 186,846 81,860
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024 .
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

FINANCIAL HIGHLIGHTS :: 269
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

270 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Year ended
May 31, 2025
$ 30.10 $ 1.00 $ (0.53) $ — $ 0.47 $ (1.05) $ (0.88) $ — $ (1.93) $ 28.64 1.60% 1.52% 1.46% 0.95% 2.92% 3.43% $ 12,171 — %
Year ended
May 31, 2024
28.37 1.07 1.94 — 3.01 (1.28) — — (1.28) 30.10 10.87 11.03 1.18 0.95 3.38 3.61 19,567 —
Year ended
May 31, 2023
26.73 0.42 1.43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0.96 0.95 (0.86) (0.85) 171,717 —
Year ended
May 31, 2021
23.86 (0.23) 1.19 — 0.96 — — — — 24.82 4.04 3.77 1.10 0.95 (1.09) (0.94) 89,977 —
Short 20+ Year Treasury
Year ended
May 31, 2025
24.37 0.87 0.67 — 1.54 (1.04) — — (1.04) 24.87 6.68 6.68 1.00 0.95 3.63 3.68 88,054 —
Year ended
May 31, 2024
21.90 0.88 2.66 — 3.54 (1.07) — — (1.07) 24.37 16.68 16.84 0.95 0.95 3.72 3.72 98,681 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —
Year ended
May 31, 2021
15.53 (0.15) 2.22 — 2.07 — — — — 17.60 13.36 13.62 0.92 0.92 (0.87) (0.87) 597,553 —

271 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Year ended
May 31, 2025
$ 29.44 $ 1.21 $ (2.58) $ — $ (1.37) $ (1.38) $ — $ — $ (1.38) $ 26.69 (4.66) % (4.55) % 0.99% 0.95% 4.38% 4.42% $ 134,088 — %
Year ended
May 31, 2024
33.94 1.43 (4.46) — (h) (3.03) (1.47) — — (1.47) 29.44 (9.06) (9.04) 0.97 0.95 4.60 4.61 181,754 —
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33.94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0.13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Year ended
May 31, 2021
49.16 (0.36) (14.68) — (15.04) — — — — 34.12 (30.59) (30.65) 0.96 0.95 (0.88) (0.86) 232,824 —
Short Financials
Year ended
May 31, 2025†
41.79 1.67 (8.19) — (6.52) (1.91) — — (1.91) 33.36 (16.06) (16.09) 1.58 0.95 3.91 4.54 10,630 —
Year ended
May 31, 2024†
54.54 2.06 (12.61) — (10.55) (2.20) — — (2.20) 41.79 (19.70) (19.51) 1.25 0.95 3.95 4.25 11,752 —
Year ended
May 31, 2023†
50.16 1.11 3.71 — 4.82 (0.44) — — (0.44) 54.54 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022†
50.87 (0.41) (0.30) (i) — (0.71) — — — — 50.16 (1.41) (1.34) 1.56 0.95 (1.45) (0.84) 18,494 —
Year ended
May 31, 2021†
81.97 (0.65) (30.45) — (31.10) — — — — 50.87 (37.93) (37.85) 1.29 0.95 (1.28) (0.93) 9,855 —

272 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Year ended
May 31, 2025
$ 17.01 $ 0.52 $ (5.38) $ — $ (4.86) $ (0.58) $ — $ — $ (0.58) $ 11.57 (29.10) % (29.35) % 2.65% 0.95% 1.93% 3.63% $ 3,239 — %
Year ended
May 31, 2024
18.62 0.54 (1.62) — (1.08) (0.53) — — (0.53) 17.01 (5.98) (5.92) 2.17 0.95 1.74 2.96 6,802 —
Year ended
May 31, 2023
17.09 0.28 1.38 — 1.66 (0.13) — — (0.13) 18.62 9.73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022
14.18 (0.15) 3.06 — 2.91 — — — — 17.09 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Year ended
May 31, 2021
18.64 (0.14) (4.32) — (4.46) — — — — 14.18 (23.94) (24.08) 2.34 0.95 (2.33) (0.94) 2,835 —
Short High Yield
Year ended
May 31, 2025
17.24 0.73 (1.14) — (0.41) (0.88) — — (0.88) 15.95 (2.42) (2.43) 1.06 0.95 4.33 4.44 100,513 —
Year ended
May 31, 2024
18.72 0.73 (1.44) — (0.71) (0.77) — — (0.77) 17.24 (3.80) (3.76) 1.00 0.95 4.00 4.05 94,835 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —
Year ended
May 31, 2021
20.88 (0.18) (2.47) — (2.65) — — — — 18.23 (12.70) (12.70) 1.05 0.95 (1.01) (0.91) 54,685 —

273 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Year ended
May 31, 2025
$ 20.26 $ 0.82 $ (0.63) $ — $ 0.19 $ (0.93) $ — $ — $ (0.93) $ 19.52 0.99% 1.06% 2.22% 0.95% 2.93% 4.20% $ 5,731 — %
Year ended
May 31, 2024
25.22 0.90 (4.77) — (3.87) (1.09) — — (1.09) 20.26 (15.65) (15.71) 1.74 0.95 3.17 3.96 5,442 —
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25.22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Year ended
May 31, 2021
40.36 (0.30) (15.74) — (16.04) — — — — 24.32 (39.75) (39.76) 1.22 0.95 (1.21) (0.94) 12,004 —
Short MSCI EAFE
Year ended
May 31, 2025
16.24 0.79 (1.92) — (1.13) (0.88) — — (0.88) 14.23 (7.45) (7.38) 1.44 0.95 4.44 4.93 12,168 —
Year ended
May 31, 2024
18.86 0.70 (2.50) — (1.80) (0.82) — — (0.82) 16.24 (9.84) (9.93) 1.17 0.95 3.69 3.91 20,707 —
Year ended
May 31, 2023
19.54 0.40 (0.85) — (0.45) (0.23) — — (0.23) 18.86 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022
18.19 (0.15) 1.50 (i) — 1.35 — — — — 19.54 7.41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —
Year ended
May 31, 2021
26.23 (0.21) (7.83) — (8.04) — — — — 18.19 (30.66) (30.69) 1.28 0.95 (1.26) (0.93) 9,549 —

274 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Year ended
May 31, 2025†
$ 27.73 $ 0.96 $ (2.88) $ — $ (1.92) $ (1.06) $ — $ — $ (1.06) $ 24.75 (7.05) % (7.03) % 1.69% 0.95% 2.90% 3.64% $ 16,213 — %
Year ended
May 31, 2024†
30.73 1.08 (2.86) — (1.78) (1.22) — — (1.22) 27.73 (5.94) (5.81) 1.27 0.95 3.37 3.69 15,251 —
Year ended
May 31, 2023†
28.23 0.52 2.24 — 2.76 (0.26) — — (0.26) 30.73 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022†
23.71 (0.23) 4.75 — 4.52 — — — — 28.23 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Year ended
May 31, 2021†
37.04 (0.27) (13.06) — (13.33) — — — — 23.71 (35.98) (35.96) 1.12 0.95 (1.10) (0.93) 20,747 —
Short QQQ
Year ended
May 31, 2025
43.59 2.10 (7.18) — (5.08) (2.47) — — (2.47) 36.04 (11.94) (11.82) 1.00 0.95 5.29 5.34 573,773 —
Year ended
May 31, 2024†
56.71 2.73 (12.93) 0.01 (10.19) (2.93) — — (2.93) 43.59 (18.50) (18.47) 0.99 0.95 5.41 5.46 569,807 —
Year ended
May 31, 2023†
66.32 1.45 (10.35) — (8.90) (0.71) — — (0.71) 56.71 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022†
66.08 (0.50) 0.74 — 0.24 — — — — 66.32 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —
Year ended
May 31, 2021†
101.64 (0.66) (34.90) — (35.56) — — — — 66.08 (34.99) (35.09) 1.00 0.95 (0.90) (0.85) 595,528 —

275 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Year ended
May 31, 2025
$ 19.42 $ 0.85 $ (2.27) $ — $ (1.42) $ (1.04) $ — $ — $ (1.04) $ 16.96 (7.37) % (7.14) % 1.52% 0.95% 4.33% 4.90% $ 11,443 — %
Year ended
May 31, 2024
20.95 0.84 (1.49) — (0.65) (0.88) — — (0.88) 19.42 (3.02) (3.12) 1.15 0.95 3.98 4.17 17,962 —
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022†
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Year ended
May 31, 2021†
26.61 (0.22) (7.26) — (7.48) — — — — 19.13 (28.07) (28.20) 1.37 0.95 (1.35) (0.94) 7,652 —
Short Russell2000
Year ended
May 31, 2025
20.77 0.90 (0.69) — 0.21 (1.01) — — (1.01) 19.97 1.21 1.37 1.04 0.95 4.48 4.57 180,096 —
Year ended
May 31, 2024
24.83 1.04 (3.98) — (2.94) (1.12) — — (1.12) 20.77 (12.05) (12.07) 1.02 0.95 4.50 4.57 167,505 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0.82) 453,284 —
Year ended
May 31, 2021
38.01 (0.24) (16.35) — (16.59) — — — — 21.42 (43.66) (43.71) 1.02 0.95 (0.92) (0.85) 273,412 —

276 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Year ended
May 31, 2025†
$ 47.78 $ 2.09 $ (5.61) $ — $ (3.52) $ (2.37) $ — $ — $ (2.37) $ 41.89 (7.47) % (7.34) % 0.89% 0.89% 4.75% 4.75% $ 1,349,269 — %
Year ended
May 31, 2024†
59.45 2.65 (11.45) 0.01 (8.79) (2.88) — — (2.88) 47.78 (15.21) (15.22) 0.89 0.89 4.91 4.91 987,835 —
Year ended
May 31, 2023†
60.90 1.35 (2.12) — (0.77) (0.68) — — (0.68) 59.45 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022†
63.08 (0.45) (1.73) — (2.18) — — — — 60.90 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Year ended
May 31, 2021†
91.83 (0.59) (28.16) — (28.75) — — — — 63.08 (31.31) (31.38) 0.88 0.88 (0.77) (0.77) 1,404,720 —
Short SmallCap600
Year ended
May 31, 2025
15.92 0.65 (0.08) — 0.57 (0.72) — — (0.72) 15.77 3.79 3.48 2.28 0.95 2.93 4.26 4,947 —
Year ended
May 31, 2024
19.16 0.67 (3.17) — (2.50) (0.74) — — (0.74) 15.92 (13.25) (12.86) 1.51 0.95 3.27 3.82 5,950 —
Year ended
May 31, 2023
17.96 0.44 0.93 — 1.37 (0.17) — — (0.17) 19.16 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022
17.35 (0.15) 0.76 — 0.61 — — — — 17.96 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —
Year ended
May 31, 2021
32.60 (0.23) (15.02) — (15.25) — — — — 17.35 (46.78) (46.75) 1.66 0.95 (1.65) (0.94) 4,662 —

277 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Year ended
May 31, 2025
$ 41.55 $ 1.60 $ 0.91 (i) $ — $ 2.51 $ (1.57) $ — $ — $ (1.57) $ 42.49 6.11% 6.09% 1.18% 0.95% 3.46% 3.69% $ 24,008 — %
Year ended
May 31, 2024
48.41 1.78 (6.83) — (5.05) (1.81) — — (1.81) 41.55 (10.63) (11.03) 1.42 0.95 3.66 4.12 18,905 —
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Year ended
May 31, 2021
75.97 0.29 (8.79) — (8.50) (0.33) — — (0.33) 67.14 (11.23) (11.19) 1.25 0.95 0.09 0.39 18,464 56
Ultra 20+ Year Treasury
Year ended
May 31, 2025
18.53 0.71 (2.14) — (1.43) (0.75) — — (0.75) 16.35 (8.16) (8.22) 0.97 0.95 3.80 3.82 134,906 —
Year ended
May 31, 2024
25.26 0.83 (6.75) — (5.92) (0.81) — — (0.81) 18.53 (23.91) (24.25) 1.00 0.95 4.10 4.15 91,716 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58
Year ended
May 31, 2021†
66.77 (0.17) (18.60) — (18.77) — — — — 48.00 (28.12) (28.26) 1.14 0.95 (0.47) (0.28) 28,797 5

278 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Year ended
May 31, 2025
$ 64.27 $ 0.31 $ 22.96 $ — $ 23.27 $ (0.28) $ — $ — $ (0.28) $ 87.26 36.28% 36.52% 2.52% 0.95% (1.18) % 0.39% $ 7,853 144%
Year ended
May 31, 2024
38.94 0.19 25.28 — 25.47 (0.14) — — (0.14) 64.27 65.50 65.23 5.63 0.95 (4.33) 0.35 3,213 298
Year ended
May 31, 2023
39.30 0.65 (0.10) — 0.55 (0.91) — — (0.91) 38.94 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022
47.81 0.59 (8.40) — (7.81) (0.70) — — (0.70) 39.30 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Year ended
May 31, 2021
34.38 0.53 13.40 — 13.93 (0.50) — — (0.50) 47.81 41.06 41.47 8.63 0.95 (6.37) 1.31 2,391 18
Ultra Consumer Discretionary
Year ended
May 31, 2025
33.56 0.25 10.42 — 10.67 (0.19) — — (0.19) 44.04 31.83 32.27 1.63 0.95 (0.09) 0.59 13,874 31
Year ended
May 31, 2024
27.22 0.03 6.34 — 6.37 (0.03) — — (0.03) 33.56 23.40 23.27 1.60 0.95 (0.57) 0.08 13,256 37
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022†
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0.71) (0.35) 13,874 18
Year ended
May 31, 2021†
26.35 (0.16) 22.46 — 22.30 — — — — 48.65 84.62 86.48 1.40 0.95 (0.85) (0.40) 31,622 5

279 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Year ended
May 31, 2025
$ 17.76 $ 0.33 $ 1.62 $ — $ 1.95 $ (0.30) $ — $ — $ (0.30) $ 19.41 11.04% 11.22% 2.19% 0.95% 0.53% 1.77% $ 10,095 34%
Year ended
May 31, 2024
16.25 0.32 1.32 — 1.64 (0.13) — — (0.13) 17.76 10.19 9.45 2.54 0.95 0.38 1.97 7,816 26
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022†
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Year ended
May 31, 2021†
10.78 0.05 11.67 — 11.72 (0.06) — — (0.06) 22.44 109.16 108.35 1.94 0.95 (0.69) 0.30 13,463 4
Ultra Dow30
SM
Year ended
May 31, 2025
81.69 0.93 9.01 — 9.94 (0.96) — — (0.96) 90.67 12.17 11.83 0.96 0.95 0.99 1.00 398,969 11
Year ended
May 31, 2024
62.09 0.98 19.08 — 20.06 (0.46) — — (0.46) 81.69 32.31 32.36 0.96 0.95 1.32 1.33 383,950 4
Year ended
May 31, 2023
65.35 1.08 (3.94) — (2.86) (0.40) — — (0.40) 62.09 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022
72.22 0.43 (7.05) — (6.62) (0.25) — — (0.25) 65.35 (9.21) (9.21) 0.95 0.95 0.59 0.59 385,592 4
Year ended
May 31, 2021
39.44 0.26 32.60 — 32.86 (0.08) — — (0.08) 72.22 83.38 83.65 0.96 0.95 0.47 0.49 498,320 18

280 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Energy
Year ended
May 31, 2025
$ 43.99 $ 1.04 $ (13.10) $ — $ (12.06) $ (1.15) $ — $ — $ (1.15) $ 30.78 (27.93) % (28.28) % 1.07% 0.95% 2.54% 2.66% $ 64,734 27%
Year ended
May 31, 2024
31.27 0.84 12.34 — 13.18 (0.46) — — (0.46) 43.99 42.26 42.64 1.04 0.95 2.02 2.11 118,897 22
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12.07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022†
16.69 0.43 27.11 — 27.54 (0.52) — — (0.52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31
Year ended
May 31, 2021†
10.00 0.31 6.71 — 7.02 (0.33) — — (0.33) 16.69 73.14 72.84 1.03 0.95 2.84 2.92 211,207 24
Ultra Financials
Year ended
May 31, 2025
65.71 0.70 24.69 — 25.39 (0.67) — — (0.67) 90.43 38.75 38.62 0.94 0.94 0.86 0.86 837,186 12
Year ended
May 31, 2024
40.52 0.38 25.19 — 25.57 (0.38) — — (0.38) 65.71 63.44 63.38 0.95 0.95 0.73 0.73 680,638 221
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11.16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Year ended
May 31, 2021
29.48 0.17 34.21 — 34.38 (0.19) — — (0.19) 63.67 117.16 117.29 0.95 0.95 0.40 0.40 923,717 7

281 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE China 50
Year ended
May 31, 2025
$ 15.64 $ 0.68 $ 6.78 $ — $ 7.46 $ (0.66) $ — $ — $ (0.66) $ 22.44 48.39% 47.70% 1.53% 0.95% 2.97% 3.55% $ 14,701 — %
Year ended
May 31, 2024
16.98 0.34 (1.26) — (0.92) (0.42) — — (0.42) 15.64 (5.33) (5.12) 1.84 0.95 1.31 2.20 10,560 —
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0.02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —
Year ended
May 31, 2021
50.40 (0.66) 20.49 — 19.83 — — — — 70.23 39.33 39.60 1.19 0.95 (1.18) (0.95) 28,091 —
Ultra FTSE Europe
Year ended
May 31, 2025
66.95 1.50 9.45 — 10.95 (1.38) — — (1.38) 76.52 16.90 17.14 2.74 0.95 0.53 2.32 8,800 —
Year ended
May 31, 2024
51.61 1.06 15.31 — 16.37 (1.03) — — (1.03) 66.95 32.12 31.90 3.05 0.95 (0.18) 1.91 5,021 —
Year ended
May 31, 2023
52.93 0.49 (1.70) — (1.21) (0.11) — — (0.11) 51.61 (2.28) (2.36) 3.06 0.95 (1.05) 1.05 3,871 —
Year ended
May 31, 2022
69.86 (0.59) (16.34) — (16.93) — — — — 52.93 (24.25) (24.74) 2.61 0.95 (2.56) (0.90) 3,969 —
Year ended
May 31, 2021
35.00 (0.47) 35.33 — 34.86 — — — — 69.86 99.64 100.63 2.94 0.95 (2.93) (0.95) 5,239 —

282 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Health Care
Year ended
May 31, 2025†
$ 49.40 $ 0.61 $ (9.96) $ — $ (9.35) $ (0.58) $ — $ — $ (0.58) $ 39.47 (19.15) % (19.03) % 1.07% 0.95% 1.11% 1.23% $ 64,341 2%
Year ended
May 31, 2024†
41.15 0.49 7.93 — 8.42 (0.17) — — (0.17) 49.40 20.50 20.03 1.05 0.95 0.97 1.07 86,947 4
Year ended
May 31, 2023†
46.21 0.46 (5.41) — (4.95) (0.11) — — (0.11) 41.15 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022†
44.20 0.12 1.97 — 2.09 (0.08) — — (0.08) 46.21 4.70 4.60 1.02 0.95 0.17 0.24 117,843 12
Year ended
May 31, 2021†
30.75 0.06 13.43 — 13.49 (0.04) — — (0.04) 44.20 43.89 43.81 1.04 0.95 0.07 0.17 130,405 4
Ultra High Yield
Year ended
May 31, 2025
68.44 2.04 6.48 — 8.52 (2.31) — — (2.31) 74.65 12.60 12.64 1.66 0.95 2.10 2.81 17,917 —
Year ended
May 31, 2024
60.58 1.94 7.45 — 9.39 (1.53) — — (1.53) 68.44 15.62 15.36 1.58 0.95 2.36 2.99 7,529 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0.25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Year ended
May 31, 2021
64.18 (0.63) 14.17 — 13.54 (1.95) — — (1.95) 75.77 21.27 21.30 1.95 0.97 (1.84) (0.86) 28,414 —

283 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Industrials
Year ended
May 31, 2025
$ 32.82 $ 0.19 $ 7.64 $ — $ 7.83 $ (0.14) $ — $ — $ (0.14) $ 40.51 23.93% 24.00% 1.41% 0.95% 0.07% 0.53% $ 22,688 2%
Year ended
May 31, 2024
21.38 0.13 11.39 — 11.52 (0.08) — — (0.08) 32.82 53.88 53.70 1.44 0.95 (0.02) 0.47 23,302 8
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0.05) 21.38 (10.14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9
Year ended
May 31, 2021†
14.84 0.02 18.20 — 18.22 (0.04) — — (0.04) 33.02 123.00 122.38 1.55 0.95 (0.53) 0.07 40,451 3
Ultra Materials
Year ended
May 31, 2025
27.73 0.28 (4.83) — (4.55) (0.25) — — (0.25) 22.93 (16.48) (16.22) 1.22 0.95 0.80 1.07 32,902 42
Year ended
May 31, 2024
19.73 0.21 7.89 — 8.10 (0.10) — — (0.10) 27.73 41.07 40.19 1.19 0.95 0.62 0.87 45,059 2
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022†
26.79 0.16 (0.02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Year ended
May 31, 2021†
11.08 0.08 15.72 — 15.80 (0.09) — — (0.09) 26.79 143.30 143.29 1.15 0.95 0.25 0.45 104,477 12

284 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MidCap400
Year ended
May 31, 2025
$ 64.77 $ 0.28 $ (5.04) $ — $ (4.76) $ (0.29) $ — $ — $ (0.29) $ 59.72 (7.39) % (7.44) % 1.01% 0.95% 0.36% 0.42% $ 132,866 22%
Year ended
May 31, 2024
45.36 0.32 19.45 — 19.77 (0.36) — — (0.36) 64.77 43.73 43.61 1.00 0.95 0.52 0.58 137,634 27
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52
Year ended
May 31, 2021
28.58 0.06 37.24 — 37.30 (0.08) — — (0.08) 65.80 130.66 130.86 1.06 0.95 0.04 0.15 189,162 18
Ultra MSCI Brazil Capped
Year ended
May 31, 2025
23.09 0.86 (3.98) — (3.12) (1.07) — — (1.07) 18.90 (13.34) (12.84) 5.11 0.95 0.31 4.47 2,297 —
Year ended
May 31, 2024
22.55 0.74 0.35 — 1.09 (0.55) — — (0.55) 23.09 4.31 4.02 2.85 0.95 0.71 2.60 3,268 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Year ended
May 31, 2021
20.23 (0.27) 17.31 — 17.04 — — — — 37.27 84.28 85.11 2.00 0.95 (2.00) (0.95) 7,140 —

285 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI EAFE
Year ended
May 31, 2025
$ 47.73 $ 0.98 $ 6.23 $ — $ 7.21 $ (0.90) $ — $ — $ (0.90) $ 54.04 15.47% 14.74% 1.87% 0.95% 1.18% 2.10% $ 14,860 — %
Year ended
May 31, 2024
38.36 0.81 9.46 — 10.27 (0.90) — — (0.90) 47.73 27.13 27.27 1.83 0.95 1.09 1.96 10,739 —
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1.68 0.95 (1.64) (0.91) 9,064 —
Year ended
May 31, 2021
28.74 (0.39) 24.48 — 24.09 — — — — 52.83 83.86 82.35 1.56 0.95 (1.56) (0.95) 13,208 —
Ultra MSCI Emerging Markets
Year ended
May 31, 2025
52.32 1.83 4.46 — 6.29 (1.93) — — (1.93) 56.68 12.19 11.88 1.46 0.95 2.82 3.33 25,504 —
Year ended
May 31, 2024
47.07 1.40 5.15 — 6.55 (1.30) — — (1.30) 52.32 14.13 14.08 1.48 0.95 2.30 2.83 15,697 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0.81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Year ended
May 31, 2021
51.04 (0.87) 55.66 — 54.79 — — — — 105.83 107.34 107.36 1.09 0.95 (1.08) (0.95) 92,605 —

286 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Japan
Year ended
May 31, 2025
$ 40.31 $ 0.66 $ 2.38 $ — $ 3.04 $ (0.76) $ — $ — $ (0.76) $ 42.59 7.78% 8.15% 2.69% 0.95% (0.06) % 1.68% $ 6,389 — %
Year ended
May 31, 2024
32.11 0.62 8.04 — 8.66 (0.46) — — (0.46) 40.31 27.15 27.23 2.05 0.95 0.60 1.70 9,272 —
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1.89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579
Year ended
May 31, 2021
31.35 (0.39) 16.22 — 15.83 — — — — 47.18 50.48 50.81 2.34 0.95 (2.34) (0.95) 5,897 —
Ultra Nasdaq Biotechnology
Year ended
May 31, 2025
56.04 0.60 (12.69) — (12.09) (0.94) — — (0.94) 43.01 (21.93) (21.98) 1.19 0.95 0.82 1.06 44,300 28
Year ended
May 31, 2024
52.21 0.25 3.66 — 3.91 (0.08) — — (0.08) 56.04 7.49 7.51 1.14 0.95 0.28 0.47 88,267 32
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36.49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Year ended
May 31, 2021
70.76 (0.36) 14.13 — 13.77 — — — — 84.53 19.46 19.50 1.08 0.95 (0.58) (0.45) 287,388 27

287 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cloud Computing
Year ended
May 31, 2025
$ 21.77 $ 0.08 $ 8.75 $ — $ 8.83 $ (0.08) $ — $ — $ (0.08) $ 30.52 40.55% 40.80% 5.04% 0.95% (3.82) % 0.27% $ 2,594 61%
Year ended
May 31, 2024
15.73 — (h) 6.04 — 6.04 — — — — 21.77 38.39 38.46 4.91 0.95 (3.96) (0.01) 2,721 59
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2.57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3.49 0.95 (2.96) (0.43) 1,830 74
January 19, 2021*
through May 31,
2021
40.00 (0.09) (0.73) (i) — (0.82) — — — — 39.18 (2.04) (0.95) 3.85 0.95 (3.47) (0.57) 1,959 6
Ultra Nasdaq Cybersecurity
Year ended
May 31, 2025
36.63 0.95 20.30 — 21.25 (1.06) — — (1.06) 56.82 58.85 59.31 2.87 0.95 0.12 2.04 4,546 —
Year ended
May 31, 2024
28.45 0.73 7.80 — 8.53 (0.35) — — (0.35) 36.63 29.95 30.02 3.97 0.95 (0.99) 2.03 3,297 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5.77) — (6.18) — (0.24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
January 19, 2021*
through May 31,
2021
40.00 (0.13) (2.34) — (2.47) — — — — 37.53 (6.15) (6.40) 3.52 0.95 (3.52) (0.95) 2,815 —
* Commencement of investment operations.

288 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ
Year ended
May 31, 2025
$ 89.01 $ 0.26 $ 15.84 $ — $ 16.10 $ (0.24) $ — $ — $ (0.24) $ 104.87 18.10% 17.80% 0.98% 0.95% 0.22% 0.25% $ 7,681,861 16%
Year ended
May 31, 2024
57.26 0.20 31.68 — 31.88 (0.13) — — (0.13) 89.01 55.71 55.74 0.97 0.95 0.25 0.27 6,315,591 24
Year ended
May 31, 2023
50.68 0.45 6.24 — 6.69 (0.11) — — (0.11) 57.26 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022
63.62 (0.22) (12.72) — (12.94) — — — — 50.68 (20.35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
Year ended
May 31, 2021†
32.93 (0.17) 30.86 — 30.69 — — — — 63.62 93.20 93.78 0.97 0.95 (0.35) (0.33) 4,294,521 8
Ultra Real Estate
Year ended
May 31, 2025
55.67 1.37 8.14 — 9.51 (1.52) — — (1.52) 63.66 17.15 17.30 1.10 0.95 1.93 2.08 61,667 5
Year ended
May 31, 2024
52.72 1.11 2.72 — 3.83 (0.88) — — (0.88) 55.67 7.23 7.06 1.10 0.95 1.86 2.01 57,552 25
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35.59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Year ended
May 31, 2021
51.66 0.56 32.86 — 33.42 (0.44) — — (0.44) 84.64 65.16 65.51 1.07 0.95 0.77 0.89 117,124 6

289 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Russell2000
Year ended
May 31, 2025
$ 38.33 $ 0.43 $ (4.07) $ — $ (3.64) $ (0.51) $ — $ — $ (0.51) $ 34.18 (9.69) % (10.00) % 1.07% 0.95% 0.94% 1.06% $ 309,292 66%
Year ended
May 31, 2024
29.74 0.37 8.41 — 8.78 (0.19) — — (0.19) 38.33 29.56 30.05 1.09 0.95 0.91 1.06 205,065 40
Year ended
May 31, 2023
37.10 0.42 (7.65) — (7.23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35.93) 1.31 0.95 (0.42) (0.06) 181,770 47
Year ended
May 31, 2021†
23.09 (0.11) 34.83 — 34.72 (0.01) — — (0.01) 57.80 150.40 151.15 1.15 0.95 (0.44) (0.24) 742,689 20
Ultra S&P500
®
Year ended
May 31, 2025
77.58 0.78 11.66 — 12.44 (0.78) — — (0.78) 89.24 16.03 15.68 0.88 0.87 0.88 0.89 5,622,094 4
Year ended
May 31, 2024
51.58 0.66 25.64 — 26.30 (0.30) — — (0.30) 77.58 51.06 51.04 0.89 0.89 1.03 1.04 5,108,941 4
Year ended
May 31, 2023
53.88 0.80 (2.92) — (2.12) (0.18) — — (0.18) 51.58 (3.89) (3.83) 0.91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022†
57.13 0.20 (3.32) — (3.12) (0.13) — — (0.13) 53.88 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Year ended
May 31, 2021†
30.42 0.16 26.63 — 26.79 (0.08) — — (0.08) 57.13 88.11 88.62 0.89 0.89 0.38 0.38 3,827,456 3

290 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Semiconductors
Year ended
May 31, 2025†
$ 58.76 $ 0.27 $ (3.87) $ — $ (3.60) $ (0.12) $ — $ — $ (0.12) $ 55.04 (6.14) % (6.21) % 0.95% 0.95% 0.46% 0.46% $ 1,005,564 205%
Year ended
May 31, 2024†
18.42 (0.03) 40.39 — 40.36 (0.02) — — (0.02) 58.76 219.24 219.26 0.95 0.95 (0.09) (0.09) 1,002,455 104
Year ended
May 31, 2023†
14.15 0.10 4.20 — 4.30 (0.03) — — (0.03) 18.42 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022†
15.69 (0.01) (1.53) — (1.54) — — — — 14.15 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Year ended
May 31, 2021†
6.93 — (h) 8.77 — 8.77 (0.01) — — (0.01) 15.69 126.56 127.69 1.01 0.95 (0.07) (0.01) 253,317 11
Ultra SmallCap600
Year ended
May 31, 2025
24.54 0.31 (3.90) — (3.59) (0.36) — — (0.36) 20.59 (14.88) (14.61) 1.37 0.95 0.83 1.25 27,070 38
Year ended
May 31, 2024
19.08 0.28 5.44 — 5.72 (0.26) — — (0.26) 24.54 30.10 29.80 1.41 0.95 0.81 1.27 32,758 38
Year ended
May 31, 2023
24.86 0.24 (5.92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21.84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27
Year ended
May 31, 2021†
11.58 (0.02) 20.25 — 20.23 (0.01) — — (0.01) 31.80 174.63 173.87 1.35 0.95 (0.51) (0.11) 46,109 17

291 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Technology
Year ended
May 31, 2025
$ 60.70 $ 0.23 $ 2.95 $ — $ 3.18 $ (0.15) $ — $ — $ (0.15) $ 63.73 5.23% 5.41% 0.95% 0.95% 0.35% 0.35% $ 631,247 69%
Year ended
May 31, 2024
40.36 — (h) 20.35 — 20.35 (0.01) — — (0.01) 60.70 50.42 49.69 0.95 0.95 0.01 0.01 662,541 17
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15.61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022†
41.71 (0.22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Year ended
May 31, 2021†
20.68 (0.13) 21.16 — 21.03 — — — — 41.71 101.68 102.46 0.95 0.95 (0.40) (0.40) 763,229 7
Ultra Utilities
Year ended
May 31, 2025
67.70 1.50 13.47 — 14.97 (1.39) — — (1.39) 81.28 22.42 22.47 1.59 0.95 1.38 2.02 16,663 13
Year ended
May 31, 2024
57.55 1.23 10.10 — 11.33 (1.18) — — (1.18) 67.70 20.18 20.12 1.94 0.95 1.27 2.26 15,910 4
Year ended
May 31, 2023
79.60 1.27 (22.04) — (20.77) (1.28) — — (1.28) 57.55 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022
61.06 1.16 18.30 — 19.46 (0.92) — — (0.92) 79.60 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20
Year ended
May 31, 2021
51.05 0.72 9.69 — 10.41 (0.40) — — (0.40) 61.06 20.47 20.81 1.91 0.95 0.37 1.32 13,737 3

292 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Dow30
SM
Year ended
May 31, 2025
$ 76.82 $ 1.16 $ 7.47 $ — $ 8.63 $ (1.08) $ — $ — $ (1.08) $ 84.37 11.19% 10.66% 0.95% 0.95% 1.28% 1.28% $ 679,198 24%
Year ended
May 31, 2024
53.05 0.63 23.78 — 24.41 (0.64) — — (0.64) 76.82 46.22 46.34 0.95 0.95 0.96 0.96 722,062 87
Year ended
May 31, 2023
61.21 0.84 (8.37) — (7.53) (0.63) — — (0.63) 53.05 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022
73.42 0.38 (12.38) — (12.00) (0.21) — — (0.21) 61.21 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
Year ended
May 31, 2021†
30.92 0.23 42.39 — 42.62 (0.12) — — (0.12) 73.42 137.92 138.58 0.95 0.95 0.50 0.50 958,086 15
UltraPro MidCap400
Year ended
May 31, 2025
25.79 0.25 (5.03) — (4.78) (0.22) — — (0.22) 20.79 (18.70) (18.58) 1.40 0.95 0.52 0.97 26,193 67
Year ended
May 31, 2024
15.95 0.10 9.79 — 9.89 (0.05) — — (0.05) 25.79 62.01 62.40 1.50 0.95 (0.07) 0.48 33,007 48
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0.95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96
Year ended
May 31, 2021†
9.86 (0.03) 22.30 — 22.27 — (h) — — — (h) 32.13 226.00 225.64 1.23 0.95 (0.42) (0.14) 61,859 19

293 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro QQQ
Year ended
May 31, 2025
$ 62.48 $ 0.93 $ 7.75 $ — $ 8.68 $ (0.99) $ — $ — $ (0.99) $ 70.17 13.82% 13.45% 0.97% 0.82% 1.17% 1.32% $ 24,411,133 25%
Year ended
May 31, 2024
34.69 0.76 27.73 — 28.49 (0.70) — — (0.70) 62.48 82.84 82.67 0.97 0.84 1.49 1.63 21,486,427 32
Year ended
May 31, 2023
33.03 0.51 1.40 — 1.91 (0.25) — — (0.25) 34.69 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022†
51.15 (0.14) (17.98) — (18.12) — (h) — — — (h) 33.03 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
Year ended
May 31, 2021†
20.71 (0.15) 30.59 — 30.44 — — — — 51.15 147.00 147.89 1.01 0.95 (0.46) (0.39) 12,061,878 10
UltraPro Russell2000
Year ended
May 31, 2025
45.37 0.61 (11.11) — (10.50) (0.70) — — (0.70) 34.17 (23.51) (23.81) 1.08 0.95 1.20 1.33 295,605 91
Year ended
May 31, 2024
33.80 0.22 11.56 — 11.78 (0.21) — — (0.21) 45.37 34.95 35.25 1.12 0.95 0.36 0.54 489,975 526
Year ended
May 31, 2023
52.41 0.36 (18.82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60
Year ended
May 31, 2021
30.83 (0.18) 80.30 — 80.12 — (h) — — — (h) 110.95 259.95 261.40 1.26 0.95 (0.58) (0.27) 410,520 43

294 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro S&P500
®
Year ended
May 31, 2025
$ 70.02 $ 0.89 $ 10.00 $ — $ 10.89 $ (0.89) $ — $ — $ (0.89) $ 80.02 15.51% 14.91% 0.89% 0.89% 1.09% 1.09% $ 3,836,825 5%
Year ended
May 31, 2024
39.85 0.45 30.16 — 30.61 (0.44) — — (0.44) 70.02 77.20 77.37 0.91 0.91 0.86 0.86 3,441,239 18
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39.85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022†
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0.18 2,573,073 66
Year ended
May 31, 2021†
21.53 0.04 31.58 — 31.62 (0.03) — — (0.03) 53.12 146.97 147.74 0.91 0.91 0.12 0.12 2,395,903 4
UltraPro Short 20+ Year Treasury
Year ended
May 31, 2025
78.59 1.41 2.97 — 4.38 (1.07) (3.31) — (4.38) 78.59 5.82 5.84 1.13 0.95 1.81 1.99 24,647 —
Year ended
May 31, 2024
66.12 1.41 18.23 — 19.64 (5.19) (1.98) — (7.17) 78.59 33.10 33.65 0.98 0.95 1.85 1.87 38,793 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —
Year ended
May 31, 2021
29.62 (0.34) 12.52 — 12.18 — — — — 41.80 41.13 41.82 1.07 0.95 (1.06) (0.94) 89,601 —

295 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Dow30
SM
Year ended
May 31, 2025†
$ 69.21 $ 3.21 $ (21.35) $ — $ (18.14) $ (3.81) $ — $ — $ (3.81) $ 47.26 (26.83) % (26.50) % 0.97% 0.95% 5.96% 5.98% $ 217,277 — %
Year ended
May 31, 2024†
109.38 4.10 (40.19) —(h) (36.09) (4.08) — — (4.08) 69.21 (33.49) (33.51) 0.95 0.95 4.90 4.90 287,966 —
Year ended
May 31, 2023†
123.99 2.51 (15.84) — (13.33) (1.28) — — (1.28) 109.38 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022†
132.53 (1.05) (7.49) — (8.54) — — — — 123.99 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
Year ended
May 31, 2021†
429.69 (1.84) (295.32) — (297.16) — — — — 132.53 (69.16) (69.27) 0.96 0.95 (0.81) (0.79) 359,346 —
UltraPro Short MidCap400
Year ended
May 31, 2025†
21.66 0.84 (4.36) — (3.52) (0.75) — — (0.75) 17.39 (16.47) (16.71) 3.28 0.95 2.04 4.37 3,293 —
Year ended
May 31, 2024†
44.26 0.77 (22.47) — (21.70) (0.90) — — (0.90) 21.66 (49.63) (49.52) 2.51 0.95 0.90 2.46 3,667 —
Year ended
May 31, 2023†
50.49 0.61 (6.58) — (5.97) (0.26) — — (0.26) 44.26 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022†
53.73 (0.44) (2.80) — (3.24) — — — — 50.49 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —
Year ended
May 31, 2021†
279.11 (1.25) (224.13) — (225.38) — — — — 53.73 (80.75) (80.78) 1.67 0.95 (1.66) (0.94) 4,002 —

296 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short QQQ
Year ended
May 31, 2025†
$ 50.21 $ 2.43 $ (26.11) $ — $ (23.68) $ (2.85) $ — $ — $ (2.85) $ 23.68 (48.87) % (48.65) % 0.99% 0.95% 6.98% 7.02% $ 3,100,177 — %
Year ended
May 31, 2024†
115.50 4.90 (65.01) 0.02 (60.09) (5.20) — — (5.20) 50.21 (53.60) (53.62) 0.98 0.95 6.48 6.51 2,765,099 —
Year ended
May 31, 2023†
236.98 4.72 (124.40) — (119.68) (1.80) — — (1.80) 115.50 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022†
277.55 (1.69) (38.88) (i) — (40.57) — — — — 236.98 (14.62) (14.53) 0.98 0.95 (0.88) (0.84) 2,824,811 —
Year ended
May 31, 2021†
1,177.36 (3.44) (896.37) — (899.81) — — — — 277.55 (76.43) (76.52) 1.00 0.95 (0.86) (0.81) 1,758,961 —
UltraPro Short Russell2000
Year ended
May 31, 2025
27.26 1.31 (6.74) — (5.43) (1.61) — — (1.61) 20.22 (20.30) (19.87) 1.09 0.95 5.95 6.09 89,137 —
Year ended
May 31, 2024
51.98 1.67 (24.80) — (23.13) (1.59) — — (1.59) 27.26 (45.13) (45.24) 1.04 0.95 4.42 4.51 120,151 —
Year ended
May 31, 2023
58.81 0.86 (7.33) (i) — (6.47) (0.36) — — (0.36) 51.98 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022†
48.28 (0.42) 10.95 — 10.53 — — — — 58.81 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —
Year ended
May 31, 2021†
324.70 (0.90) (275.52) — (276.42) — — — — 48.28 (85.13) (85.15) 1.08 0.95 (0.97) (0.84) 107,592 —

297 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short S&P500
®
Year ended
May 31, 2025
$ 32.28 $ 1.49 $ (12.49) $ — $ (11.00) $ (1.77) $ — $ — $ (1.77) $ 19.51 (35.12) % (34.74) % 0.90% 0.90% 6.12% 6.12% $ 566,445 — %
Year ended
May 31, 2024†
64.49 3.03 (32.15) 0.01 (29.11) (3.10) — — (3.10) 32.28 (46.48) (46.47) 0.89 0.89 6.48 6.48 614,515 —
Year ended
May 31, 2023†
81.35 1.98 (17.93) — (15.95) (0.91) — — (0.91) 64.49 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022†
97.96 (0.62) (15.99) — (16.61) — — — — 81.35 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
Year ended
May 31, 2021†
325.23 (1.28) (225.99) — (227.27) — — — — 97.96 (69.88) (69.98) 0.90 0.90 (0.73) (0.73) 476,012 —
UltraShort 7-10 Year Treasury
Year ended
May 31, 2025
24.38 0.78 (1.00) — (0.22) (0.87) — — (0.87) 23.29 (0.82) (0.84) 1.40 0.95 2.92 3.37 13,977 —
Year ended
May 31, 2024
21.55 0.77 2.92 — 3.69 (0.86) — — (0.86) 24.38 17.44 17.56 1.18 0.95 3.03 3.27 17,063 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —
Year ended
May 31, 2021
15.32 (0.15) 1.56 — 1.41 — — — — 16.73 9.20 9.13 1.10 0.95 (1.08) (0.92) 43,490 —

298 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 20+ Year Treasury
Year ended
May 31, 2025
$ 36.05 $ 1.40 $ 1.19 $ — $ 2.59 $ (1.59) $ — $ — $ (1.59) $ 37.05 7.75% 7.81% 0.93% 0.93% 4.13% 4.13% $ 312,571 — %
Year ended
May 31, 2024
29.69 1.47 6.43 — 7.90 (1.54) — — (1.54) 36.05 27.43 27.67 0.91 0.91 4.26 4.26 362,568 —
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
Year ended
May 31, 2021
16.07 (0.15) 4.59 — 4.44 — (h) — — (h) — (h) 20.51 27.64 27.87 0.90 0.90 (0.83) (0.83) 1,415,115 —
UltraShort Consumer Discretionary
Year ended
May 31, 2025†
31.74 1.04 (13.01) — (11.97) (1.20) — — (1.20) 18.57 (38.21) (38.43) 4.44 0.95 1.00 4.49 2,569 —
Year ended
May 31, 2024†
44.35 1.32 (12.49) — (11.17) (1.44) — — (1.44) 31.74 (25.26) (25.12) 5.14 0.95 (0.33) 3.86 1,852 —
Year ended
May 31, 2023†
53.16 0.58 (9.03) (i) — (8.45) (0.36) — — (0.36) 44.35 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022†
40.16 (0.35) 13.35 — 13.00 — — — — 53.16 32.36 31.85 5.83 0.95 (5.70) (0.81) 3,238 —
Year ended
May 31, 2021†
86.95 (0.50) (46.29) — (46.79) — — — — 40.16 (53.81) (53.74) 7.25 0.95 (7.24) (0.94) 940 —

299 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Staples
Year ended
May 31, 2025
$ 13.52 $ 0.52 $ (1.94) $ — $ (1.42) $ (0.66) $ — $ — $ (0.66) $ 11.44 (10.87) % (10.84) % 12.07% 0.95% (6.91) % 4.21% $ 693 — %
Year ended
May 31, 2024
15.36 0.70 (1.78) — (1.08) (0.76) — — (0.76) 13.52 (7.43) (7.23) 6.49 0.95 (0.97) 4.57 819 —
Year ended
May 31, 2023
13.97 0.23 1.28 (i) — 1.51 (0.12) — — (0.12) 15.36 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022
15.67 (0.12) (1.58) — (1.70) — — — — 13.97 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
Year ended
May 31, 2021†
38.62 (0.21) (22.74) — (22.95) — — — — 15.67 (59.42) (59.33) 7.90 0.95 (7.89) (0.94) 1,028 —
UltraShort Dow30
SM
Year ended
May 31, 2025
32.92 1.38 (6.28) — (4.90) (1.57) — — (1.57) 26.45 (15.11) (14.91) 1.06 0.95 4.79 4.90 57,131 —
Year ended
May 31, 2024
44.05 1.39 (11.20) — (h) (9.81) (1.32) — — (1.32) 32.92 (22.54) (22.57) 1.02 0.95 3.73 3.79 74,397 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022†
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2.01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —
Year ended
May 31, 2021†
100.13 (0.58) (52.42) — (53.00) — — — — 47.13 (52.93) (53.02) 1.00 0.95 (0.90) (0.84) 100,430 —

300 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Energy
Year ended
May 31, 2025†
$ 37.79 $ 1.73 $ 4.19 $ — $ 5.92 $ (2.29) $ — $ — $ (2.29) $ 41.42 16.06% 15.86% 1.41% 0.95% 4.00% 4.46% $ 12,974 — %
Year ended
May 31, 2024†
60.38 1.88 (22.75) — (20.87) (1.72) — — (1.72) 37.79 (35.03) (34.86) 1.26 0.95 3.98 4.29 19,872 —
Year ended
May 31, 2023†
66.21 0.91 (6.10) (i) — (5.19) (0.64) — — (0.64) 60.38 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022†
261.99 (1.15) (194.63) — (195.78) — — — — 66.21 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
Year ended
May 31, 2021†
893.51 (4.90) (626.62) — (631.52) — — — — 261.99 (70.68) (70.58) 1.32 0.95 (1.31) (0.94) 17,254 —
UltraShort Financials
Year ended
May 31, 2025†
49.24 2.01 (18.51) — (16.50) (2.61) — — (2.61) 30.13 (34.82) (34.85) 1.58 0.95 4.73 5.36 11,089 —
Year ended
May 31, 2024†
83.88 2.89 (34.97) — (32.08) (2.56) — — (2.56) 49.24 (38.87) (38.81) 1.30 0.95 4.25 4.60 14,743 —
Year ended
May 31, 2023†
75.53 1.24 7.43 — 8.67 (0.32) — — (0.32) 83.88 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022†
79.64 (0.65) (3.46) — (4.11) — — — — 75.53 (5.18) (5.27) 1.50 0.95 (1.43) (0.89) 16,005 —
Year ended
May 31, 2021†
215.02 (1.38) (134.00) — (135.38) — — — — 79.64 (62.96) (62.84) 1.21 0.95 (1.20) (0.94) 12,909 —

301 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE China 50
Year ended
May 31, 2025
$ 29.83 $ 1.12 $ (17.88) $ — $ (16.76) $ (1.02) $ — $ — $ (1.02) $ 12.05 (56.97) % (56.79) % 1.79% 0.95% 4.80% 5.64% $ 7,015 — %
Year ended
May 31, 2024
38.87 0.78 (8.99) — (8.21) (0.83) — — (0.83) 29.83 (21.55) (21.87) 1.44 0.95 1.69 2.17 14,973 —
Year ended
May 31, 2023
37.47 0.45 1.13 — 1.58 (0.18) — — (0.18) 38.87 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022
30.07 (0.33) 7.73 — 7.40 — — — — 37.47 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
Year ended
May 31, 2021
54.73 (0.34) (24.32) — (24.66) — — — — 30.07 (45.04) (45.15) 1.26 0.95 (1.24) (0.93) 16,599 —
UltraShort FTSE Europe
Year ended
May 31, 2025†
36.58 1.80 (9.08) — (7.28) (1.88) — — (1.88) 27.42 (21.12) (21.12) 1.36 0.95 4.58 4.99 18,028 —
Year ended
May 31, 2024†
53.03 1.41 (16.36) — (14.95) (1.50) — — (1.50) 36.58 (28.71) (28.79) 1.10 0.95 2.81 2.96 21,306 —
Year ended
May 31, 2023†
65.55 0.76 (12.88) — (12.12) (0.40) — — (0.40) 53.03 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022†
59.63 (0.50) 6.42 (i) — 5.92 — (h) — — (h)(k) — (h) 65.55 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —
Year ended
May 31, 2021†
141.14 (0.88) (80.63) — (81.51) — — — — 59.63 (57.75) (57.48) 1.48 0.95 (1.46) (0.93) 7,300 —

302 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Health Care
Year ended
May 31, 2025
$ 11.00 $ 0.37 $ 1.68 $ — $ 2.05 $ (0.46) $ — $ — $ (0.46) $ 12.59 19.55% 20.74% 6.64% 0.95% (2.26) % 3.43% $ 2,146 — %
Year ended
May 31, 2024
13.54 0.50 (2.59) — (2.09) (0.45) — — (0.45) 11.00 (15.68) (16.56) 5.99 0.95 (0.94) 4.10 774 —
Year ended
May 31, 2023
13.29 0.25 0.13 (i) — 0.38 (0.13) — — (0.13) 13.54 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022
15.75 (0.12) (2.34) — (2.46) — — — — 13.29 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
Year ended
May 31, 2021†
25.83 (0.20) (9.88) — (10.08) — — — — 15.75 (39.01) (38.97) 4.61 0.95 (4.60) (0.94) 1,267 —
UltraShort Industrials
Year ended
May 31, 2025†
19.66 0.78 (5.88) — (5.10) (0.92) — — (0.92) 13.64 (26.86) (26.74) 6.92 0.95 (1.30) 4.67 1,331 —
Year ended
May 31, 2024†
32.02 1.08 (12.26) — (11.18) (1.18) — — (1.18) 19.66 (35.53) (35.47) 3.78 0.95 1.52 4.35 1,230 —
Year ended
May 31, 2023†
34.20 0.51 (2.55) — (2.04) (0.14) — — (0.14) 32.02 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022†
28.94 (0.26) 5.52 — 5.26 — — — — 34.20 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —
Year ended
May 31, 2021†
77.85 (0.46) (48.45) — (48.91) — — — — 28.94 (62.83) (62.72) 5.16 0.95 (5.15) (0.94) 943 —

303 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Materials
Year ended
May 31, 2025†
$ 14.50 $ 0.72 $ 0.57 (i) $ — $ 1.29 $ (0.78) $ — $ — $ (0.78) $ 15.01 8.92% 8.94% 8.37% 0.95% (2.62) % 4.80% $ 826 — %
Year ended
May 31, 2024†
22.04 0.72 (7.48) — (6.76) (0.78) — — (0.78) 14.50 (31.13) (32.37) 5.14 0.95 (0.12) 4.07 1,161 —
Year ended
May 31, 2023†
20.71 0.33 1.22 (i) — 1.55 (0.22) — — (0.22) 22.04 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022†
25.42 (0.22) (4.49) — (4.71) — — — — 20.71 (18.55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
Year ended
May 31, 2021†
80.24 (0.43) (54.39) — (54.82) — — — — 25.42 (68.32) (68.30) 3.84 0.95 (3.84) (0.94) 1,718 —
UltraShort MidCap400
Year ended
May 31, 2025
11.08 0.52 (1.15) — (0.63) (0.56) — — (0.56) 9.89 (5.75) (5.75) 6.82 0.95 (0.89) 4.98 1,370 —
Year ended
May 31, 2024
17.17 0.60 (6.12) — (5.52) (0.57) — — (0.57) 11.08 (32.68) (32.66) 4.42 0.95 0.89 4.36 1,534 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2.28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —
Year ended
May 31, 2021†
50.69 (0.30) (32.72) — (33.02) — — — — 17.67 (65.14) (65.04) 2.78 0.95 (2.77) (0.94) 2,007 —

304 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Brazil Capped
Year ended
May 31, 2025
$ 13.74 $ 0.61 $ (1.31) $ — $ (0.70) $ (0.65) $ — $ — $ (0.65) $ 12.39 (5.84) % (6.14) % 1.99% 0.95% 3.27% 4.31% $ 10,331 — %
Year ended
May 31, 2024
17.80 0.41 (4.04) — (3.63) (0.43) — — (0.43) 13.74 (19.95) (19.94) 1.95 0.95 2.25 3.25 9,049 —
Year ended
May 31, 2023
20.49 0.30 (2.85) — (2.55) (0.14) — — (0.14) 17.80 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022†
27.11 (0.26) (6.36) — (6.62) — — — — 20.49 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
Year ended
May 31, 2021†
86.92 (0.44) (59.37) — (59.81) — — — — 27.11 (68.80) (68.92) 1.27 0.95 (1.26) (0.93) 12,435 —
UltraShort MSCI EAFE
Year ended
May 31, 2025†
14.73 0.59 (3.34) — (2.75) (0.63) — — (0.63) 11.35 (19.64) (19.91) 7.29 0.95 (2.18) 4.16 1,063 —
Year ended
May 31, 2024†
20.66 0.62 (5.67) — (5.05) (0.88) — — (0.88) 14.73 (25.19) (24.98) 6.18 0.95 (1.94) 3.30 828 —
Year ended
May 31, 2023†
23.64 0.49 (3.11) — (2.62) (0.36) — — (0.36) 20.66 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022†
20.53 (0.19) 3.30 — 3.11 — — — — 23.64 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —
Year ended
May 31, 2021†
43.68 (0.28) (22.87) — (23.15) — — — — 20.53 (53.01) (52.98) 4.29 0.95 (4.28) (0.94) 1,410 —

305 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Emerging Markets
Year ended
May 31, 2025
$ 18.64 $ 0.71 $ (4.24) $ — $ (3.53) $ (0.74) $ — $ — $ (0.74) $ 14.37 (19.36) % (19.57) % 2.69% 0.95% 2.57% 4.31% $ 4,437 — %
Year ended
May 31, 2024
23.17 0.69 (4.49) — (3.80) (0.73) — — (0.73) 18.64 (16.71) (16.51) 2.19 0.95 2.08 3.32 5,383 —
Year ended
May 31, 2023
20.65 0.31 2.36 — 2.67 (0.15) — — (0.15) 23.17 12.93 12.86 1.55 0.95 0.71 1.32 9,009 —
Year ended
May 31, 2022
15.03 (0.15) 5.77 — 5.62 — — — — 20.65 37.43 37.63 2.13 0.95 (2.04) (0.87) 11,128 —
Year ended
May 31, 2021
37.97 (0.20) (22.74) — (22.94) — — — — 15.03 (60.42) (60.55) 1.71 0.95 (1.69) (0.93) 5,467 —
UltraShort MSCI Japan
Year ended
May 31, 2025†
42.66 1.36 (9.31) — (7.95) (1.32) — — (1.32) 33.39 (19.20) (19.37) 2.51 0.95 1.80 3.36 5,007 —
Year ended
May 31, 2024†
59.74 1.60 (17.04) — (15.44) (1.64) — — (1.64) 42.66 (26.18) (26.05) 2.62 0.95 1.55 3.22 5,118 —
Year ended
May 31, 2023†
67.31 1.03 (8.16) — (7.13) (0.44) — — (0.44) 59.74 (10.64) (10.39) 2.17 0.95 0.25 1.47 5,973 —
Year ended
May 31, 2022†
54.87 (0.49) 12.93 — 12.44 — — — — 67.31 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —
Year ended
May 31, 2021†
94.46 (0.66) (38.93) — (39.59) — — — — 54.87 (41.91) (41.84) 1.98 0.95 (1.97) (0.94) 4,800 —

306 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Nasdaq Biotechnology
Year ended
May 31, 2025
$ 17.85 $ 0.65 $ 1.22 $ — $ 1.87 $ (0.65) $ — $ — $ (0.65) $ 19.07 11.04% 10.41% 3.20% 0.95% 1.64% 3.89% $ 2,882 — %
Year ended
May 31, 2024
20.82 0.56 (3.06) — (2.50) (0.47) — — (0.47) 17.85 (12.17) (11.87) 2.42 0.95 1.30 2.77 3,500 —
Year ended
May 31, 2023
28.45 0.11 (7.74) — (7.63) — — — — 20.82 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022
21.67 (0.20) 6.98 — 6.78 — — — — 28.45 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
Year ended
May 31, 2021†
33.82 (0.24) (11.91) — (12.15) — — — — 21.67 (35.93) (36.17) 1.55 0.95 (1.53) (0.93) 9,666 —
UltraShort QQQ
Year ended
May 31, 2025
43.84 1.78 (14.68) — (12.90) (2.19) — — (2.19) 28.75 (30.27) (30.14) 1.02 0.95 4.98 5.05 261,608 —
Year ended
May 31, 2024†
75.32 3.42 (31.57) 0.03 (28.12) (3.36) — — (3.36) 43.84 (38.27) (38.25) 1.01 0.95 5.79 5.85 269,597 —
Year ended
May 31, 2023†
112.09 1.84 (38.01) — (36.17) (0.60) — — (0.60) 75.32 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022†
117.36 (0.83) (4.44) (i) — (5.27) — — — — 112.09 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —
Year ended
May 31, 2021†
291.60 (1.32) (172.92) — (174.24) — — — — 117.36 (59.75) (59.83) 1.03 0.95 (0.90) (0.82) 221,703 —

307 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Real Estate
Year ended
May 31, 2025†
$ 63.47 $ 2.66 $ (15.01) $ — $ (12.35) $ (3.13) $ — $ — $ (3.13) $ 47.99 (19.74) % (19.48) % 1.21% 0.95% 4.97% 5.23% $ 21,975 — %
Year ended
May 31, 2024†
75.60 2.80 (12.29) — (9.49) (2.64) — — (2.64) 63.47 (12.56) (12.92) 1.07 0.95 3.95 4.07 41,211 —
Year ended
May 31, 2023†
60.46 1.34 14.44 — 15.78 (0.64) — — (0.64) 75.60 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022†
69.32 (0.49) (8.37) (i) — (8.86) — — — — 60.46 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
Year ended
May 31, 2021†
139.03 (0.98) (68.73) — (69.71) — — — — 69.32 (50.14) (50.29) 1.20 0.95 (1.19) (0.94) 16,427 —
UltraShort Russell2000
Year ended
May 31, 2025†
55.36 2.53 (6.77) — (4.24) (2.75) — — (2.75) 48.37 (7.61) (7.28) 1.15 0.95 5.02 5.22 46,085 —
Year ended
May 31, 2024†
82.21 2.77 (26.82) — (24.05) (2.80) — — (2.80) 55.36 (29.68) (29.85) 1.08 0.95 3.98 4.11 71,565 —
Year ended
May 31, 2023†
83.67 1.26 (2.22) (i) — (0.96) (0.50) — — (0.50) 82.21 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022†
69.41 (0.62) 14.88 — 14.26 — — — — 83.67 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
Year ended
May 31, 2021†
232.03 (1.01) (161.61) — (162.62) — — — — 69.41 (70.09) (70.11) 1.09 0.95 (0.98) (0.85) 73,770 —

308 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort S&P500
®
Year ended
May 31, 2025
$ 24.96 $ 1.18 $ (6.28) $ — $ (5.10) $ (1.44) $ — $ — $ (1.44) $ 18.42 (20.94) % (20.68) % 0.91% 0.91% 5.63% 5.63% $ 434,909 — %
Year ended
May 31, 2024
38.95 1.81 (14.01) 0.01 (12.19) (1.80) — — (1.80) 24.96 (32.17) (32.20) 0.89 0.89 5.72 5.72 564,180 —
Year ended
May 31, 2023
43.25 0.91 (4.78) — (3.87) (0.43) — — (0.43) 38.95 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022†
47.49 (0.33) (3.91) — (4.24) — — — — 43.25 (8.93) (9.07) 0.90 0.90 (0.80) (0.80) 899,859 —
Year ended
May 31, 2021†
102.86 (0.53) (54.84) — (55.37) — — — — 47.49 (53.83) (53.86) 0.90 0.90 (0.75) (0.75) 582,648 —
UltraShort Semiconductors
Year ended
May 31, 2025†
46.73 1.53 (28.43) — (26.90) (1.83) — — (1.83) 18.00 (59.11) (58.95) 1.97 0.95 4.24 5.26 12,317 —
Year ended
May 31, 2024†
225.20 5.02 (176.84) — (171.82) (6.65) — — (6.65) 46.73 (78.30) (78.27) 1.96 0.95 3.36 4.37 5,990 —
Year ended
May 31, 2023†
561.53 11.61 (343.29) — (331.68) (4.65) — — (4.65) 225.20 (59.46) (59.34) 1.74 0.95 1.52 2.31 7,201 —
Year ended
May 31, 2022†
916.35 (5.12) (349.70) — (354.82) — — — — 561.53 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
Year ended
May 31, 2021†
3,200.81 (15.46) (2,269.00) — (2,284.46) — — — — 916.35 (71.37) (71.48) 2.52 0.95 (2.51) (0.94) 2,734 —

309 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort SmallCap600
Year ended
May 31, 2025
$ 18.15 $ 0.65 $ (0.97) $ — $ (0.32) $ (0.69) $ — $ — $ (0.69) $ 17.14 (1.65) % (1.73) % 4.67% 0.95% 0.17% 3.89% $ 2,124 — %
Year ended
May 31, 2024
26.61 0.68 (8.45) — (7.77) (0.69) — — (0.69) 18.15 (29.55) (29.55) 3.41 0.95 0.69 3.15 2,249 —
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —
Year ended
May 31, 2021†
92.30 (0.49) (67.28) — (67.77) — — — — 24.53 (73.42) (73.28) 2.41 0.95 (2.40) (0.94) 2,064 —
UltraShort Technology
Year ended
May 31, 2025
13.48 0.57 (4.52) — (3.95) (0.58) — — (0.58) 8.95 (29.98) (30.48) 2.70 0.95 3.42 5.17 4,232 —
Year ended
May 31, 2024†
23.00 0.74 (9.39) — (8.65) (0.87) — — (0.87) 13.48 (38.61) (38.27) 2.62 0.95 2.54 4.21 3,950 —
Year ended
May 31, 2023†
38.23 0.54 (15.49) — (14.95) (0.28) — — (0.28) 23.00 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31, 2022†
44.46 (0.30) (5.93) (i) — (6.23) — — — — 38.23 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
Year ended
May 31, 2021†
119.25 (0.58) (74.21) — (74.79) — — — — 44.46 (62.71) (62.60) 2.18 0.95 (2.17) (0.94) 4,866 —

310 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2025
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Utilities
Year ended
May 31, 2025†
$ 18.96 $ 0.59 $ (4.81) $ — $ (4.22) $ (0.73) $ — $ — $ (0.73) $ 14.01 (22.95) % (23.00) % 5.29% 0.95% (0.66) % 3.68% $ 2,617 — %
Year ended
May 31, 2024†
25.17 0.67 (6.10) (i) — (5.43) (0.78) — — (0.78) 18.96 (22.27) (22.29) 5.61 0.95 (2.05) 2.60 1,552 —
Year ended
May 31, 2023†
21.96 0.40 3.05 — 3.45 (0.24) — — (0.24) 25.17 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022†
32.66 (0.24) (10.46) — (10.70) — — — — 21.96 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —
Year ended
May 31, 2021†
46.08 (0.36) (13.06) — (13.42) — — — — 32.66 (29.11) (29.19) 4.17 0.95 (4.16) (0.95) 2,347 —

FINANCIAL HIGHLIGHTS :: 311
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
(i) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 0.005%.
(k) Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

312 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 313
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 131 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services –
Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.
Each Fund seeks daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
In this reporting period, the Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07,
Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

314 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Treasury securities and at the bid or evaluated bid price for corporate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as pre-
viously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typ-
ically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2025, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Short 7-10 Year Treasury $ — $ — $ (1,224) $ — $ 1,997,641 $ 9,956,724 $ 213,379 $ 11,954,365 $ 212,155
Short 20+ Year Treasury — — (14,413) — 63,767,767 21,254,205 3,034,316 85,021,972 3,019,903
Short Dow30
SM
...
— — (121,328) — 99,865,340 28,625,274 (2,283,980) 128,490,614 (2,405,308)
Short Financials
..
— — — — 2,592,679 8,846,665 (2,075,193) 11,439,344 (2,075,193)
Short FTSE China 50 — — — — 598,010 2,475,248 (473,857) 3,073,258 (473,857)
Short High Yield
..
— — — — 94,659,917 10,022,587 (4,039,905) 104,682,504 (4,039,905)
Short MidCap400
.
— — (10,634) — — 5,383,108 (386,671) 5,383,108 (397,305)
Short MSCI EAFE
.
— — — — 498,592 11,126,527 (1,548,304) 11,625,119 (1,548,304)
Short MSCI Emerging
Markets
.....
— — — — 9,966,026 4,577,540 (726,229) 14,543,566 (726,229)
Short QQQ
.....
— — (3,042,098) — 673,071,114 51,065,569 (131,384,216) 724,136,683 (134,426,314)
Short Real Estate
..
— — — — 4,591,873 7,291,523 (415,473) 11,883,396 (415,473)
Short Russell2000
.
— — (27,463) — 170,614,655 19,590,655 (7,598,442) 190,205,310 (7,625,905)
Short S&P500
®
...
— — (7,763,659) — 1,347,143,576 86,683,247 (107,139,336) 1,433,826,823 (114,902,995)
Short SmallCap600 — — — — — 4,465,143 (133,172) 4,465,143 (133,172)
Ultra 7-10 Year Treasury — — 1,944 — 10,547,965 13,567,361 (915,204) 24,115,326 (913,260)
Ultra 20+ Year Treasury — — 25,807 — 144,478,938 4,995,429 (14,591,059) 149,474,367 (14,565,252)
Ultra Communication
Services
.....
5,274,556 — — — — 777,914 (1,016,442) 6,052,470 (1,016,442)
Ultra Consumer
Discretionary
...
10,003,777 — — — 2,496,363 2,279,492 (3,504,278) 14,779,632 (3,504,278)
Ultra Consumer Staples 7,190,974 — — — 598,151 1,082,350 (79,447) 8,871,475 (79,447)
Ultra Dow30
SM
...
309,527,165 — 2,906,623 — 36,510,160 27,531,194 8,253,369 373,568,519 11,159,992
Ultra Energy
.....
50,580,613 — — — 10,167,408 9,287,524 (6,981,043) 70,035,545 (6,981,043)
Ultra Financials
...
611,602,049 — — — 48,417,939 42,452,067 133,312,436 702,472,055 133,312,436
Ultra FTSE China 50 — — — — 4,989,306 6,991,929 (190,198) 11,981,235 (190,198)

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 315
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Ultra FTSE Europe
.
$ — $ — $ — $ — $ 2,989,808 $ 2,026,337 $ 1,387,608 $ 5,016,145 $ 1,387,608
Ultra Health Care
..
51,448,248 — — — 16,972,503 8,448,390 (12,551,214) 76,869,141 (12,551,214)
Ultra High Yield
...
— — — — 2,094,087 13,426,150 (51,044) 15,520,237 (51,044)
Ultra Industrials
...
16,162,495 — — — 2,998,938 2,489,315 341,926 21,650,748 341,926
Ultra Materials
...
23,679,692 — — — 2,993,651 4,938,458 (1,429,004) 31,611,801 (1,429,004)
Ultra MidCap400
..
107,015,339 — 340,806 — — 8,857,147 (14,595,196) 115,872,486 (14,254,390)
Ultra MSCI Brazil Capped — — — — 898,451 1,160,742 123,863 2,059,193 123,863
Ultra MSCI EAFE
..
— — — — 5,781,600 4,773,798 2,004,129 10,555,398 2,004,129
Ultra MSCI Emerging
Markets
.....
— — — — 12,972,485 10,751,780 670,201 23,724,265 670,201
Ultra MSCI Japan
.
3,428,050 — — — 499,117 652,975 342,064 4,580,142 342,064
Ultra Nasdaq
Biotechnology
..
32,766,275 1,383,245 — —
(a)
13,722,126 8,729,865 (11,854,640) 56,601,511 (11,854,640)
Ultra Nasdaq Cloud
Computing
....
1,759,882 23,634 — — — 20,864 (483,600) 1,804,380 (483,600)
Ultra Nasdaq
Cybersecurity
..
— — — — — 2,456,195 810,195 2,456,195 810,195
Ultra QQQ
......
5,901,298,640 — 66,706,997 — 1,281,733,465 85,628,040 327,768,231 7,268,660,145 394,475,228
Ultra Real Estate
..
45,237,515 — — — 9,272,463 8,388,670 (1,737,114) 62,898,648 (1,737,114)
Ultra Russell2000
..
244,123,878 4,043,952 3,138,536 1,222 50,043,861 43,220,675 (45,055,051) 341,433,588 (41,916,515)
Ultra S&P500
®
...
4,522,067,829 — 34,949,922 — 788,064,439 63,997,388 104,030,989 5,374,129,656 138,980,911
Ultra Semiconductors 672,400,515 — — — 274,340,264 77,503,576 (18,809,910) 1,024,244,355 (18,809,910)
Ultra SmallCap600
.
22,127,733 53,101 — — 2,597,667 3,780,297 (4,328,262) 28,558,798 (4,328,262)
Ultra Technology
..
469,498,917 — — — 124,879,203 40,297,441 (3,174,111) 634,675,561 (3,174,111)
Ultra Utilities
....
11,983,542 — — — 1,597,798 1,353,080 1,268,408 14,934,420 1,268,408
UltraPro Dow30
SM
.
464,963,107 — 4,302,986 — 213,453,637 77,695,404 (83,863,937) 756,112,148 (79,560,951)
UltraPro MidCap400 15,958,448 — 66,138 — 4,288,635 4,414,413 (3,400,141) 24,661,496 (3,334,003)
UltraPro QQQ
....
15,168,997,061 — 252,472,373 — 6,792,994,710 971,893,938 1,420,384,014 22,933,885,709 1,672,856,387
UltraPro Russell2000 178,945,105 2,655,678 2,578,327 537 100,340,359 40,723,147 (61,052,587) 322,664,826 (58,474,260)
UltraPro S&P500
®
.
2,544,442,958 1,058 28,321,307 — 772,782,086 72,258,800 347,982,840 3,389,484,902 376,304,147
UltraPro Short 20+ Year
Treasury
.....
— — (2,162) — 2,993,655 15,876,861 5,121,707 18,870,516 5,119,545
UltraPro Short Dow30
SM
— — (237,736) — 219,180,478 19,526,490 (22,869,004) 238,706,968 (23,106,740)
UltraPro Short MidCap400 — — (25,869) — 2,092,461 2,634,550 (1,512,438) 4,727,011 (1,538,307)
UltraPro Short QQQ — — (10,711,229) — 4,758,315,732 106,687,617 (1,849,048,656) 4,865,003,349 (1,859,759,885)
UltraPro Short
Russell2000
...
— — (20,943) — 49,914,838 60,345,612 (23,960,467) 110,260,450 (23,981,410)
UltraPro Short S&P500
®
— — (1,438,112) — 708,283,335 39,682,375 (188,330,128) 747,965,710 (189,768,240)
UltraShort 7-10 Year
Treasury
.....
— — (1,632) — 2,491,506 10,683,919 (152,306) 13,175,425 (153,938)
UltraShort 20+ Year
Treasury
.....
— — (47,562) — 248,357,783 35,072,543 28,692,302 283,430,326 28,644,740
UltraShort Consumer
Discretionary
...
— — — — 1,499,469 2,180,684 (1,257,349) 3,680,153 (1,257,349)
UltraShort Consumer
Staples
......
— — — — — 622,568 (53,977) 622,568 (53,977)
UltraShort Dow30
SM
— — (60,463) — 36,859,983 20,017,773 (1,334,701) 56,877,756 (1,395,164)
UltraShort Energy
.
— — — — 4,188,173 6,913,301 1,895,585 11,101,474 1,895,585
UltraShort Financials — — — — 5,686,573 9,301,787 (4,836,720) 14,988,360 (4,836,720)
UltraShort FTSE China 50 — — — — 3,044,787 3,768,506 235,535 6,813,293 235,535
UltraShort FTSE Europe — — — — 9,273,813 11,344,301 (4,714,419) 20,618,114 (4,714,419)
UltraShort Health Care — — — — — 1,471,255 366,935 1,471,255 366,935
UltraShort Industrials — — — — 499,823 1,380,875 (633,054) 1,880,698 (633,054)
UltraShort Materials — — — — 149,735 688,760 (76,669) 838,495 (76,669)
UltraShort MidCap400 — — — — — 1,626,066 (376,387) 1,626,066 (376,387)
UltraShort MSCI Brazil
Capped
.....
— — — — 4,492,184 6,170,681 (1,116,118) 10,662,865 (1,116,118)
UltraShort MSCI EAFE — — — — 599,542 639,614 (520,062) 1,239,156 (520,062)
UltraShort MSCI Emerging
Markets
.....
— — — — 1,497,833 3,611,173 (648,017) 5,109,006 (648,017)
UltraShort MSCI Japan — — — — — 4,376,996 (953,006) 4,376,996 (953,006)

316 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the year ended May 31, 2025, there were no Level 3 securities for which significant unobservable inputs were used to deter-
mine fair value, nor were there any transfers in or out of Level 3 securities for the  year.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
UltraShort Nasdaq
Biotechnology
..
$ — $ — $ — $ — $ 99,718 $ 2,227,461 $ (21,083) $ 2,327,179 $ (21,083)
UltraShort QQQ
..
— — (557,558) — 319,168,425 34,213,846 (90,080,767) 353,382,271 (90,638,325)
UltraShort Real Estate — — — — 5,989,400 17,963,041 (1,947,832) 23,952,441 (1,947,832)
UltraShort Russell2000 — — (14,113) — 45,847,733 8,878,809 (9,405,343) 54,726,542 (9,419,456)
UltraShort S&P500
®
— — (1,574,531) — 458,734,047 57,346,843 (89,665,544) 516,080,890 (91,240,075)
UltraShort
Semiconductors
.
— — — — 6,485,738 11,318,414 (5,468,436) 17,804,152 (5,468,436)
UltraShort SmallCap600 — — — — 499,823 1,173,532 (473,204) 1,673,355 (473,204)
UltraShort Technology — — — — 1,795,593 3,875,741 (1,875,613) 5,671,334 (1,875,613)
UltraShort Utilities
.
— — — — — 2,658,289 (416,824) 2,658,289 (416,824)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 317
PROSHARES TRUST
Fund Name
A
Bank of
America
Securities,
Inc., 3.50%,
dated
05/30/2025
due
06/02/2025
(a)
Bank of
America
Securities,
Inc., 4.00%,
dated
05/30/2025
due
06/02/2025
(b)
Bank of
America
Securities,
Inc., 4.33%,
dated
05/30/2025
due
06/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.20%, dated
05/30/2025
due
06/02/2025
(d)
BNP Paribas
Securities
Corp.,
4.32%, dated
05/30/2025
due
06/02/2025
(e)
CF Secured,
LLC, 4.32%,
dated
05/30/2025
due
06/02/2025
(f)
Natixis New
York Branch,
4.20%, dated
05/30/2025
due
06/02/2025
(g)
Natixis New
York Branch,
4.33%, dated
05/30/2025
due
06/02/2025
(h)
Total
Short 7-10 Year
Treasury
...
$ 1,316,940
$ 1,536,430 $ 768,215 $ 658,470 $ 109,745 $ 2,274,574 $ 1,097,450 $ 2,194,900 $ 9,956,724
Short 20+ Year
Treasury
...
2,811,217
3,279,754 1,639,877 1,405,608 234,268 4,855,438 2,342,681 4,685,362 21,254,205
Short Dow30
SM
3,786,162
4,417,189 2,208,594 1,893,082 315,513 6,539,329 3,155,135 6,310,270 28,625,274
Short Financials
1,170,117
1,365,136 682,568 585,057 97,510 2,020,986 975,097 1,950,194 8,846,665
Short FTSE China 50
327,392
381,957 190,979 163,696 27,283 565,460 272,827 545,654 2,475,248
Short High Yield
1,325,651
1,546,594 773,297 662,825 110,471 2,289,620 1,104,710 2,209,419 10,022,587
Short MidCap400
712,004
830,672 415,336 356,002 59,334 1,229,749 593,337 1,186,674 5,383,108
Short MSCI EAFE
1,471,666
1,716,943 858,472 735,832 122,639 2,541,811 1,226,388 2,452,776 11,126,527
Short MSCI Emerging
Markets
....
605,455
706,363 353,182 302,728 50,455 1,045,720 504,546 1,009,091 4,577,540
Short QQQ
...
6,754,259
7,879,968 3,939,984 3,377,130 562,855 11,665,726 5,628,549 11,257,098 51,065,569
Short Real Estate
964,423
1,125,161 562,581 482,212 80,369 1,665,719 803,686 1,607,372 7,291,523
Short Russell2000
2,591,185
3,023,050 1,511,525 1,295,593 215,932 4,475,407 2,159,321 4,318,642 19,590,655
Short S&P500
®
11,465,281
13,376,161 6,688,080 5,732,641 955,440 19,802,442 9,554,401 19,108,801 86,683,247
Short SmallCap600
590,588
689,020 344,510 295,293 49,216 1,020,045 492,157 984,314 4,465,143
Ultra 7-10 Year
Treasury
...
1,794,506
2,093,590 1,046,795 897,253 149,542 3,099,410 1,495,422 2,990,843 13,567,361
Ultra 20+ Year
Treasury
...
660,727
770,849 385,425 330,364 55,060 1,141,186 550,606 1,101,212 4,995,429
Ultra Communication
Services
...
102,892
120,041 60,020 51,445 8,574 177,712 85,743 171,487 777,914
Ultra Consumer
Discretionary
301,500
351,750 175,875 150,751 25,125 520,741 251,250 502,500 2,279,492
Ultra Consumer
Staples
....
143,159
167,018 83,509 71,579 11,930 247,258 119,299 238,598 1,082,350
Ultra Dow30
SM
.
3,641,452
4,248,361 2,124,180 1,820,725 303,454 6,289,392 3,034,543 6,069,087 27,531,194
Ultra Energy
..
1,228,427
1,433,166 716,583 614,213 102,369 2,121,698 1,023,689 2,047,379 9,287,524
Ultra Financials
5,614,982
6,550,812 3,275,406 2,807,492 467,915 9,698,005 4,679,152 9,358,303 42,452,067
Ultra FTSE China 50
924,797
1,078,931 539,465 462,399 77,066 1,597,279 770,664 1,541,328 6,991,929
Ultra FTSE Europe
268,016
312,686 156,343 134,008 22,335 462,908 223,347 446,694 2,026,337
Ultra Health Care
1,117,438
1,303,678 651,839 558,719 93,120 1,930,001 931,198 1,862,397 8,448,390
Ultra High Yield
1,775,828
2,071,800 1,035,900 887,914 147,986 3,067,151 1,479,857 2,959,714 13,426,150
Ultra Industrials
329,253
384,128 192,064 164,626 27,438 568,674 274,377 548,755 2,489,315
Ultra Materials
.
653,192
762,057 381,029 326,595 54,433 1,128,171 544,327 1,088,654 4,938,458
Ultra MidCap400
1,171,503
1,366,754 683,377 585,751 97,625 2,023,380 976,252 1,952,505 8,857,147
Ultra MSCI Brazil
Capped
....
153,527
179,115 89,558 76,763 12,794 265,167 127,939 255,879 1,160,742
Ultra MSCI EAFE
631,413
736,649 368,325 315,706 52,617 1,090,555 526,178 1,052,355 4,773,798
Ultra MSCI Emerging
Markets
....
1,422,099
1,659,116 829,558 711,050 118,508 2,456,201 1,185,083 2,370,165 10,751,780
Ultra MSCI Japan
86,367
100,761 50,380 43,184 7,197 149,170 71,972 143,944 652,975
Ultra Nasdaq
Biotechnology
1,154,668
1,347,113 673,556 577,334 96,222 1,994,303 962,223 1,924,446 8,729,865
Ultra Nasdaq Cloud
Computing
..
2,760
3,220 1,610 1,379 229 4,767 2,300 4,599 20,864
Ultra Nasdaq
Cybersecurity
324,872
379,017 189,509 162,436 27,073 561,108 270,727 541,453 2,456,195
Ultra QQQ
....
11,325,712
13,213,331 6,606,665 5,662,857 943,810 19,561,384 9,438,094 18,876,187 85,628,040
Ultra Real Estate
1,109,539
1,294,463 647,232 554,769 92,461 1,916,358 924,616 1,849,232 8,388,670
Ultra Russell2000
5,716,643
6,669,417 3,334,709 2,858,321 476,387 9,873,591 4,763,869 9,527,738 43,220,675
Ultra S&P500
®
.
8,464,704
9,875,488 4,937,744 4,232,352 705,392 14,619,948 7,053,920 14,107,840 63,997,388
Ultra Semiconductors
10,251,119
11,959,638 5,979,819 5,125,560 854,261 17,705,382 8,542,599 17,085,198 77,503,576
Ultra SmallCap600
500,006
583,340 291,670 250,004 41,667 863,594 416,672 833,344 3,780,297
Ultra Technology
5,329,997
6,218,331 3,109,165 2,664,999 444,166 9,205,790 4,441,664 8,883,329 40,297,441
Ultra Utilities
..
178,967
208,794 104,397 89,484 14,915 309,106 149,139 298,278 1,353,080
UltraPro Dow30
SM
10,276,491
11,989,240 5,994,620 5,138,246 856,374 17,749,205 8,563,743 17,127,485 77,695,404
UltraPro MidCap400
583,879
681,191 340,596 291,939 48,657 1,008,455 486,565 973,131 4,414,413
UltraPro QQQ
.
128,548,910
149,973,728 74,986,864 64,274,455 10,712,409 222,025,297 107,124,092 214,248,183 971,893,938
UltraPro Russell2000
5,386,304
6,284,021 3,142,011 2,693,151 448,859 9,303,041 4,488,587 8,977,173 40,723,147
UltraPro S&P500
®
9,557,411
11,150,313 5,575,157 4,778,705 796,451 16,507,235 7,964,509 15,929,019 72,258,800

318 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of
America
Securities,
Inc., 3.50%,
dated
05/30/2025
due
06/02/2025
(a)
Bank of
America
Securities,
Inc., 4.00%,
dated
05/30/2025
due
06/02/2025
(b)
Bank of
America
Securities,
Inc., 4.33%,
dated
05/30/2025
due
06/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.20%, dated
05/30/2025
due
06/02/2025
(d)
BNP Paribas
Securities
Corp.,
4.32%, dated
05/30/2025
due
06/02/2025
(e)
CF Secured,
LLC, 4.32%,
dated
05/30/2025
due
06/02/2025
(f)
Natixis New
York Branch,
4.20%, dated
05/30/2025
due
06/02/2025
(g)
Natixis New
York Branch,
4.33%, dated
05/30/2025
due
06/02/2025
(h)
Total
UltraPro Short 20+ Year
Treasury
...
$ 2,099,975
$ 2,449,971 $ 1,224,986 $ 1,049,987 $ 174,998 $ 3,627,006 $ 1,749,979 $ 3,499,959 $ 15,876,861
UltraPro Short
Dow30
SM
...
2,582,698
3,013,148 1,506,574 1,291,349 215,225 4,460,750 2,152,249 4,304,497 19,526,490
UltraPro Short
MidCap400
.
348,462
406,539 203,270 174,231 29,039 601,853 290,385 580,771 2,634,550
UltraPro Short QQQ
14,111,187
16,463,051 8,231,525 7,055,594 1,175,932 24,372,361 11,759,322 23,518,645 106,687,617
UltraPro Short
Russell2000
.
7,981,697
9,311,979 4,655,989 3,990,848 665,141 13,785,716 6,651,414 13,302,828 60,345,612
UltraPro Short
S&P500
®
...
5,248,645
6,123,418 3,061,709 2,624,323 437,387 9,065,281 4,373,871 8,747,741 39,682,375
UltraShort 7-10 Year
Treasury
...
1,413,123
1,648,644 824,322 706,563 117,760 2,440,698 1,177,603 2,355,206 10,683,919
UltraShort 20+ Year
Treasury
...
4,638,919
5,412,072 2,706,036 2,319,459 386,577 8,012,183 3,865,766 7,731,531 35,072,543
UltraShort Consumer
Discretionary
288,431
336,503 168,252 144,215 24,036 498,169 240,359 480,719 2,180,684
UltraShort Consumer
Staples
....
82,345
96,069 48,034 41,173 6,862 142,223 68,621 137,241 622,568
UltraShort Dow30
SM
2,647,679
3,088,958 1,544,479 1,323,840 220,640 4,572,980 2,206,399 4,412,798 20,017,773
UltraShort Energy
914,397
1,066,797 533,399 457,198 76,200 1,579,316 761,998 1,523,996 6,913,301
UltraShort Financials
1,230,314
1,435,366 717,683 615,157 102,526 2,124,956 1,025,262 2,050,523 9,301,787
UltraShort FTSE China
50
.......
498,447
581,521 290,760 249,224 41,538 860,900 415,372 830,744 3,768,506
UltraShort FTSE
Europe
....
1,500,470
1,750,548 875,274 750,235 125,039 2,591,560 1,250,392 2,500,783 11,344,301
UltraShort Health Care
194,598
227,031 113,515 97,299 16,216 336,102 162,165 324,329 1,471,255
UltraShort Industrials
182,643
213,084 106,542 91,322 15,220 315,455 152,203 304,406 1,380,875
UltraShort Materials
91,100
106,283 53,142 45,549 7,591 157,345 75,917 151,833 688,760
UltraShort MidCap400
215,074
250,920 125,460 107,536 17,923 371,468 179,228 358,457 1,626,066
UltraShort MSCI Brazil
Capped
....
816,174
952,203 476,101 408,087 68,014 1,409,667 680,145 1,360,290 6,170,681
UltraShort MSCI EAFE
84,599
98,700 49,350 42,299 7,050 146,117 70,500 140,999 639,614
UltraShort MSCI
Emerging Markets
477,637
557,243 278,621 238,819 39,803 824,958 398,031 796,061 3,611,173
UltraShort MSCI
Japan
.....
578,930
675,418 337,709 289,464 48,244 999,907 482,441 964,883 4,376,996
UltraShort Nasdaq
Biotechnology
294,618
343,721 171,861 147,309 24,552 508,855 245,515 491,030 2,227,461
UltraShort QQQ
4,525,342
5,279,566 2,639,783 2,262,671 377,112 7,816,017 3,771,118 7,542,237 34,213,846
UltraShort Real Estate
2,375,907
2,771,891 1,385,945 1,187,954 197,992 4,103,585 1,979,922 3,959,845 17,963,041
UltraShort
Russell2000
.
1,174,368
1,370,096 685,048 587,185 97,864 2,028,328 978,640 1,957,280 8,878,809
UltraShort S&P500
®
7,585,060
8,849,237 4,424,618 3,792,531 632,089 13,100,657 6,320,884 12,641,767 57,346,843
UltraShort
Semiconductors
1,497,046
1,746,554 873,277 748,523 124,754 2,585,646 1,247,538 2,495,076 11,318,414
UltraShort
SmallCap600
155,219
181,088 90,544 77,610 12,935 268,089 129,349 258,698 1,173,532
UltraShort Technology
512,630
598,069 299,034 256,315 42,719 885,398 427,192 854,384 3,875,741
UltraShort Utilities
351,602
410,203 205,101 175,801 29,300 607,276 293,002 586,004 2,658,289
$ 323,324,736 $ 377,212,196 $ 188,606,098 $ 161,662,367 $ 26,943,729 $ 558,435,471 $ 269,437,284 $ 538,874,562 $ 2,444,496,443
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.50%, due 8/15/2027 to 11/15/2054; U.S. Treasury Notes, 4.63% to 4.75%, due 7/31/2025 to 6/15/2027, which had an aggregate value at the Trust level of $612,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2026 to 11/15/2050; U.S. Treasury Notes, 1.25% to 4.13%, due 2/28/2027 to 3/31/2028, which had an aggregate value at the Trust level of $714,000,011.
(c) U.S. Treasury Bonds, 0% to 6.13%, due 8/15/2025 to 2/15/2055; U.S. Treasury Notes, 2.38% to 2.38%, due 10/15/2028 to 10/15/2028,
which had an aggregate value at the Trust level of $357,000,011.
(d) U.S. Treasury Bills, 0%, due 8/28/2025 to 4/16/2026; U.S. Treasury Notes, 0.13%  to 4.25%, due 10/31/2025 to 7/15/2030, which had an aggregate value at the Trust level of $306,000,005.
(e) U.S. Treasury Bonds, 4.5%, due 2/15/2044, which had an aggregate value at the Trust level of $51,000,074.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 319
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominat-
ed securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash,
Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the secu-
rities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the
Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrow-
er. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Se-
curity loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of the Funds, the Advisor uses a passive or mathematical approach to investing.
Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund’s investment objective.
(f) U.S. Treasury Bills, 0%, due 7/10/2025; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 5/15/2055; U.S. Treasury Notes, 0.13% to 5%,
due 6/30/2025 to 2/15/2035, which had an aggregate value at the Trust level of $1,057,406,106.
(g) U.S. Treasury Bills, 0%, due 9/25/2025 to 1/22/2026; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 2/15/2050; U.S. Treasury Notes,
0.38% to 4.43%, due 7/31/2025 to 8/15/2033, which had an aggregate value at the Trust level of $510,178,528.
(h) U.S. Treasury Bills, 0%, due 6/26/2025 to 10/30/2025; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 8/15/2054; U.S. Treasury Notes,
0% to 4.88%, due 12/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,020,368,105.

320 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
In connection with its management of certain series of the Trust included in this report (ProShares Ultra Communication Ser-
vices, ProShares Ultra Consumer Discretionary, ProShares Ultra Consumer Staples, ProShares Ultra Financials, ProShares Ultra
Energy, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Materials, ProShares Ultra Nasdaq Biotech-
nology, ProShares Ultra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Real Estate, ProShares
Ultra Technology, ProShares Ultra Utilities, ProShares UltraPro Dow30
SM
, ProShares UltraPro MidCap400, ProShares UltraPro
QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500
®
, ProShares UltraPro Short Dow30
SM
, ProShares UltraPro
Short MidCap400, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraPro Short S&P500
®
,
ProShares UltraShort Consumer Discretionary, ProShares UltraShort Consumer Staples, ProShares UltraShort Dow30
SM
, Pro-
Shares UltraShort Energy, ProShares UltraShort Financials, ProShares UltraShort Health Care, ProShares UltraShort Industrials,
ProShares UltraShort Materials, ProShares UltraShort MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares Ul-
traShort QQQ, ProShares UltraShort Real Estate, ProShares UltraShort S&P500
®
, ProShares UltraShort SmallCap600, ProShares
UltraShort Technology and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accord-
ingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the
National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and
NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/
or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio
Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
UltraPro QQQ
...............
254%

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 321
PROSHARES TRUST
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equiva-
lents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately
1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expira-
tion of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the
Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for pe-
riods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change

322 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpar-
ty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 323
PROSHARES TRUST
correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2025 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 213,379
Short 7-10 Year Treasury $ 1,224
Short 20+ Year Treasury
Short 20+ Year Treasury
3,034,316
Short 20+ Year Treasury 14,413
Short Dow30SM
Short Dow30
SM
2,843,690
Short Dow30
SM
5,248,998
Short Financials
Short Financials
—
Short Financials 2,075,193
Short FTSE China 50
Short FTSE China 50
108,802
Short FTSE China 50 582,659
Short High Yield
Short High Yield
18,879
Short High Yield 4,058,784
Short MidCap400
Short MidCap400
18,655
Short MidCap400 415,960
Short MSCI EAFE
Short MSCI EAFE
—
Short MSCI EAFE 1,548,304
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
—
Short MSCI Emerging
Markets 726,229
Short QQQ
Short QQQ
5,872,323
Short QQQ 140,298,637
Short Real Estate
Short Real Estate
44,105
Short Real Estate 459,578
Short Russell2000
Short Russell2000
4,032,497
Short Russell2000 11,658,402
Short S&P500®
Short S&P500
®
864,228
Short S&P500
®
115,767,223
Short SmallCap600
Short SmallCap600
80,681
Short SmallCap600 213,853
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
1,944
Ultra 7-10 Year Treasury 915,204
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
25,807
Ultra 20+ Year Treasury 14,591,059
Ultra Communication Services
Ultra Communication
Services
—
Ultra Communication
Services 1,016,442
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
—
Ultra Consumer
Discretionary 3,504,278
Ultra Consumer Staples
Ultra Consumer Staples
35,996
Ultra Consumer Staples 115,443
Ultra Dow30SM
Ultra Dow30
SM
30,670,587
Ultra Dow30
SM
19,510,595
Ultra Energy
Ultra Energy
353,761
Ultra Energy 7,334,804
Ultra Financials
Ultra Financials
133,312,436
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
2,318,807
Ultra FTSE China 50 2,509,005
Ultra FTSE Europe
Ultra FTSE Europe
1,387,608
Ultra FTSE Europe —
Ultra Health Care
Ultra Health Care
—
Ultra Health Care 12,551,214
Ultra High Yield
Ultra High Yield
323,683
Ultra High Yield 374,727
Ultra Industrials
Ultra Industrials
388,012
Ultra Industrials 46,086
Ultra Materials
Ultra Materials
—
Ultra Materials 1,429,004
Ultra MidCap400
Ultra MidCap400
346,024
Ultra MidCap400 14,600,414

324 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
139,814
Ultra MSCI Brazil Capped 15,951
Ultra MSCI EAFE
Ultra MSCI EAFE
2,004,129
Ultra MSCI EAFE —
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
756,394
Ultra MSCI Emerging
Markets 86,193
Ultra MSCI Japan
Ultra MSCI Japan
450,183
Ultra MSCI Japan 108,119
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
—
Ultra Nasdaq
Biotechnology 11,854,640
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
55,877
Ultra Nasdaq Cloud
Computing 539,477
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
815,768
Ultra Nasdaq
Cybersecurity 5,573
Ultra QQQ
Ultra QQQ
477,053,510
Ultra QQQ 82,578,282
Ultra Real Estate
Ultra Real Estate
343,169
Ultra Real Estate 2,080,283
Ultra Russell2000
Ultra Russell2000
3,138,536
Ultra Russell2000 45,055,051
Ultra S&P500®
Ultra S&P500
®
281,000,883
Ultra S&P500
®
142,019,972
Ultra Semiconductors
Ultra Semiconductors
90,935,871
Ultra Semiconductors 109,745,781
Ultra SmallCap600
Ultra SmallCap600
—
Ultra SmallCap600 4,328,262
Ultra Technology
Ultra Technology
34,525,645
Ultra Technology 37,699,756
Ultra Utilities
Ultra Utilities
1,268,408
Ultra Utilities —
UltraPro Dow30SM
UltraPro Dow30
SM
24,673,694
UltraPro Dow30
SM
104,234,645
UltraPro MidCap400
UltraPro MidCap400
1,107,370
UltraPro MidCap400 4,441,373
UltraPro QQQ
UltraPro QQQ
2,993,095,826
UltraPro QQQ 1,320,239,439
UltraPro Russell2000
UltraPro Russell2000
24,721,554
UltraPro Russell2000 83,195,814
UltraPro S&P500®
UltraPro S&P500
®
535,941,386
UltraPro S&P500
®
159,637,239
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
5,121,707
UltraPro Short 20+ Year
Treasury 2,162
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
14,508,834
UltraPro Short Dow30
SM
37,615,574
UltraPro Short MidCap400
UltraPro Short
MidCap400
—
UltraPro Short
MidCap400 1,538,307
UltraPro Short QQQ
UltraPro Short QQQ
41,317,619
UltraPro Short QQQ 1,901,077,504
UltraPro Short Russell2000
UltraPro Short
Russell2000
12,727,557
UltraPro Short
Russell2000 36,708,967
UltraPro Short S&P500®
UltraPro Short S&P500
®
—
UltraPro Short S&P500
®
189,768,240
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
5,504
UltraShort 7-10 Year
Treasury 159,442
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
31,347,117
UltraShort 20+ Year
Treasury 2,702,377
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
62,788
UltraShort Consumer
Discretionary 1,320,137
UltraShort Consumer Staples
UltraShort Consumer
Staples
7,616
UltraShort Consumer
Staples 61,593
UltraShort Dow30SM
UltraShort Dow30
SM
2,810,420
UltraShort Dow30
SM
4,205,584
UltraShort Energy
UltraShort Energy
2,201,444
UltraShort Energy 305,859
UltraShort Financials
UltraShort Financials
—
UltraShort Financials 4,836,720
UltraShort FTSE China 50
UltraShort FTSE China 50
891,221
UltraShort FTSE China 50 655,686
UltraShort FTSE Europe
UltraShort FTSE Europe
358,369
UltraShort FTSE Europe 5,072,788
UltraShort Health Care
UltraShort Health Care
368,050
UltraShort Health Care 1,115
UltraShort Industrials
UltraShort Industrials
—
UltraShort Industrials 633,054
UltraShort Materials
UltraShort Materials
2,939
UltraShort Materials 79,608
UltraShort MidCap400
UltraShort MidCap400
32,106
UltraShort MidCap400 408,493
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
187,589
UltraShort MSCI Brazil
Capped 1,303,707

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 325
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort MSCI EAFE
UltraShort MSCI EAFE
2,075
UltraShort MSCI EAFE 522,137
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
8,034
UltraShort MSCI
Emerging Markets 656,051
UltraShort MSCI Japan
UltraShort MSCI Japan
—
UltraShort MSCI Japan 953,006
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
463,691
UltraShort Nasdaq
Biotechnology 484,774
UltraShort QQQ
UltraShort QQQ
—
UltraShort QQQ 90,638,325
UltraShort Real Estate
UltraShort Real Estate
817,433
UltraShort Real Estate 2,765,265
UltraShort Russell2000
UltraShort Russell2000
1,338,493
UltraShort Russell2000 10,757,949
UltraShort S&P500®
UltraShort S&P500
®
—
UltraShort S&P500
®
91,240,075
UltraShort Semiconductors
UltraShort
Semiconductors
129,104
UltraShort
Semiconductors 5,597,540
UltraShort SmallCap600
UltraShort SmallCap600
—
UltraShort SmallCap600 473,204
UltraShort Technology
UltraShort Technology
—
UltraShort Technology 1,875,613
UltraShort Utilities
UltraShort Utilities
—
UltraShort Utilities 416,824
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ 86,335 $ (363,172)
Short 20+ Year Treasury
Short 20+ Year Treasury 407,351 (209,943)
Short Dow30SM
Short Dow30
SM
(36,724,929) 20,191,288
Short Financials
Short Financials (4,053,821) 1,268,387
Short FTSE China 50
Short FTSE China 50 (1,181,636) (727,409)
Short High Yield
Short High Yield (16,044,526) 7,971,121
Short MidCap400
Short MidCap400 (1,594,360) 1,038,883
Short MSCI EAFE
Short MSCI EAFE (8,851,938) 5,693,259
Short MSCI Emerging Markets
Short MSCI Emerging Markets (1,914,317) 308,527
Short QQQ
Short QQQ (228,110,975) 101,283,748
Short Real Estate
Short Real Estate (5,937,172) 3,768,397
Short Russell2000
Short Russell2000 (31,858,634) 23,557,428
Short S&P500®
Short S&P500
®
(345,129,655) 155,758,926
Short SmallCap600
Short SmallCap600 (1,990,911) 1,577,149
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury (1,349,343) (559,249)
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (11,856,134) (5,169,909)

326 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Ultra Communication Services
Ultra Communication Services $ 1,610,602 $ (1,430,671)
Ultra Consumer Discretionary
Ultra Consumer Discretionary 5,246,800 (3,942,873)
Ultra Consumer Staples
Ultra Consumer Staples 529,250 (80,000)
Ultra Dow30SM
Ultra Dow30
SM
41,254,635 (22,975,933)
Ultra Energy
Ultra Energy (7,878,403) (12,812,786)
Ultra Financials
Ultra Financials 209,034,722 (52,241,988)
Ultra FTSE China 50
Ultra FTSE China 50 675,459 2,872,895
Ultra FTSE Europe
Ultra FTSE Europe 245,237 305,505
Ultra Health Care
Ultra Health Care 7,680,599 (20,405,627)
Ultra High Yield
Ultra High Yield 1,782,113 (1,754,227)
Ultra Industrials
Ultra Industrials 6,323,452 (3,869,063)
Ultra Materials
Ultra Materials 2,445,126 (7,882,134)
Ultra MidCap400
Ultra MidCap400 19,737,385 (29,415,750)
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped (1,462,337) 1,212,045
Ultra MSCI EAFE
Ultra MSCI EAFE 2,266,697 (684,955)
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets (528,260) 1,035,986
Ultra MSCI Japan
Ultra MSCI Japan 201,647 (335,565)
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology 1,410,178 (11,543,249)
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing 396,706 (192,770)
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity 1,004,220 866,673
Ultra QQQ
Ultra QQQ 847,735,176 (382,313,957)
Ultra Real Estate
Ultra Real Estate 5,720,238 (1,348,737)
Ultra Russell2000
Ultra Russell2000 (9,388,087) (56,021,609)
Ultra S&P500®
Ultra S&P500
®
822,701,133 (484,895,667)
Ultra Semiconductors
Ultra Semiconductors 266,739,118 (331,270,467)
Ultra SmallCap600
Ultra SmallCap600 694,395 (4,818,754)
Ultra Technology
Ultra Technology 122,346,017 (120,624,439)
Ultra Utilities
Ultra Utilities 702,926 750,730
UltraPro Dow30SM
UltraPro Dow30
SM
220,936,287 (166,593,412)
UltraPro MidCap400
UltraPro MidCap400 (1,331,814) (4,731,659)
UltraPro QQQ
UltraPro QQQ 6,266,952,105 (2,910,239,493)
UltraPro Russell2000
UltraPro Russell2000 29,116,135 (120,523,821)
UltraPro S&P500®
UltraPro S&P500
®
548,775,695 (164,884,580)
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury 17,093,712 (17,035,429)
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(178,812,241) 105,338,040
UltraPro Short MidCap400
UltraPro Short MidCap400 77,398 (655,008)
UltraPro Short QQQ
UltraPro Short QQQ (1,228,444,649) (566,632,327)
UltraPro Short Russell2000
UltraPro Short Russell2000 (39,712,488) 22,767,925
UltraPro Short S&P500®
UltraPro Short S&P500
®
(273,775,140) 27,305,873
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury 2,143,056 (2,851,533)
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury (41,268,170) 45,347,894
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary (1,137,293) (573,563)
UltraShort Consumer Staples
UltraShort Consumer Staples (427,834) 336,255

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 327
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains,
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraShort Dow30SM
UltraShort Dow30
SM
$ (32,133,912) $ 17,942,685
UltraShort Energy
UltraShort Energy (6,237,671) 10,868,114
UltraShort Financials
UltraShort Financials (9,930,199) 4,149,104
UltraShort FTSE China 50
UltraShort FTSE China 50 (12,540,328) 4,569,547
UltraShort FTSE Europe
UltraShort FTSE Europe (18,758,085) 14,663,509
UltraShort Health Care
UltraShort Health Care (461,589) 801,856
UltraShort Industrials
UltraShort Industrials (549,002) (107,641)
UltraShort Materials
UltraShort Materials (454,735) 401,698
UltraShort MidCap400
UltraShort MidCap400 (356,773) 147,504
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped (2,988,528) 2,842,858
UltraShort MSCI EAFE
UltraShort MSCI EAFE (371,876) (187,423)
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets (1,711,585) 470,073
UltraShort MSCI Japan
UltraShort MSCI Japan (877,560) 46,059
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology 141,328 149,249
UltraShort QQQ
UltraShort QQQ (52,813,022) (41,259,985)
UltraShort Real Estate
UltraShort Real Estate (15,012,606) 6,206,078
UltraShort Russell2000
UltraShort Russell2000 (16,880,042) 10,847,811
UltraShort S&P500®
UltraShort S&P500
®
(199,741,096) 74,775,236
UltraShort Semiconductors
UltraShort Semiconductors (3,379,344) (2,384,136)
UltraShort SmallCap600
UltraShort SmallCap600 303,989 (383,519)
UltraShort Technology
UltraShort Technology (1,690,290) (265,500)
UltraShort Utilities
UltraShort Utilities (248,063) (88,831)

328 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 7-10 Year Treasury
$ 1,019,609 $ — $ — $ 1,019,609 $ 1,039,749 $ — $ — $ 1,039,749
Short 20+ Year Treasury
4,582,503 — — 4,582,503 7,872,102 — — 7,872,102
Short Dow30
SM
......
8,811,195 — — 8,811,195 7,506,235 — — 7,506,235
Short Financials
.....
774,961 — — 774,961 950,907 — — 950,907
Short FTSE China 50
..
217,082 — — 217,082 176,848 — — 176,848
Short High Yield
.....
5,733,337 — — 5,733,337 6,766,102 — — 6,766,102
Short MidCap400
....
320,085 — — 320,085 381,158 — — 381,158
Short MSCI EAFE
....
1,408,095 — — 1,408,095 2,222,553 — — 2,222,553
Short MSCI Emerging
Markets
..........
787,935 — — 787,935 928,371 — — 928,371
Short QQQ
.........
40,074,539 — — 40,074,539 42,231,326 — — 42,231,326
Short Real Estate
....
1,181,345 — — 1,181,345 1,460,920 — — 1,460,920
Short Russell2000
....
11,188,992 — — 11,188,992 12,254,109 — — 12,254,109
Short S&P500
®
......
66,963,227 — — 66,963,227 71,870,948 — — 71,870,948
Short SmallCap600
...
332,352 — — 332,352 518,385 — — 518,385
Ultra 7-10 Year Treasury
822,858 — — 822,858 377,505 — — 377,505
Ultra 20+ Year Treasury
3,809,205 — — 3,809,205 1,523,630 — — 1,523,630
Ultra Communication
Services
..........
11,477 — — 11,477 19,602 — — 19,602
Ultra Consumer
Discretionary
......
29,742 — — 29,742 23,151 — — 23,151
Ultra Consumer Staples
121,386 — — 121,386 56,773 — — 56,773
Ultra Dow30
SM
.......
4,777,878 — — 4,777,878 1,336,451 — — 1,336,451
Ultra Energy
........
2,774,268 — — 2,774,268 900,344 — — 900,344
Ultra Financials
......
4,029,867 — — 4,029,867 5,820,968 — — 5,820,968
Ultra FTSE China 50
..
297,039 — — 297,039 171,574 — — 171,574
Ultra FTSE Europe
...
94,305 — — 94,305 46,807 — — 46,807
Ultra Health Care
....
829,941 — — 829,941 217,947 — — 217,947
Ultra High Yield
......
383,052 — — 383,052 277,967 — — 277,967
Ultra Industrials
......
69,082 — — 69,082 35,273 — — 35,273
Ultra Materials
......
336,877 — — 336,877 144,696 — — 144,696
Ultra MidCap400
.....
732,700 — — 732,700 1,294,229 — — 1,294,229
Ultra MSCI Brazil
Capped
..........
135,929 — — 135,929 27,171 — — 27,171
Ultra MSCI EAFE
.....
182,012 — — 182,012 145,179 — — 145,179
Ultra MSCI Emerging
Markets
..........
496,781 — — 496,781 251,221 — — 251,221
Ultra MSCI Japan
....
147,167 — — 147,167 66,417 — — 66,417
Ultra Nasdaq
Biotechnology
.....
732,858 — — 732,858 37,719 — — 37,719
Ultra Nasdaq Cloud
Computing
........
3,168 — — 3,168 — — — —
Ultra Nasdaq
Cybersecurity
.....
75,258 — — 75,258 4,219 — — 4,219
Ultra QQQ
..........
20,848,469 — — 20,848,469 7,280,372 — — 7,280,372
Ultra Real Estate
.....
1,423,795 — — 1,423,795 857,924 — — 857,924
Ultra Russell2000
....
2,467,875 — — 2,467,875 600,963 — — 600,963
Ultra S&P500
®
.......
41,242,771 — — 41,242,771 10,742,669 — — 10,742,669

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 329
PROSHARES TRUST
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Ultra Semiconductors
.
$ 192,629 $ — $ — $ 192,629 $ 367,233 $ — $ — $ 367,233
Ultra SmallCap600
...
441,127 — — 441,127 240,010 — — 240,010
Ultra Technology
.....
1,250,352 — — 1,250,352 — — — —
Ultra Utilities
........
242,749 — — 242,749 240,008 — — 240,008
UltraPro Dow30
SM
....
6,941,405 — — 6,941,405 7,979,156 — — 7,979,156
UltraPro MidCap400
..
172,906 — — 172,906 53,733 — — 53,733
UltraPro QQQ
.......
339,772,812 — — 339,772,812 253,211,099 — — 253,211,099
UltraPro Russell2000
..
3,447,879 — — 3,447,879 1,555,790 — — 1,555,790
UltraPro S&P500
®
....
33,225,740 — — 33,225,740 25,223,258 — — 25,223,258
UltraPro Short 20+ Year
Treasury
..........
3,862,137 — — 3,862,137 3,987,775 — — 3,987,775
UltraPro Short Dow30
SM
21,295,869 — — 21,295,869 17,677,561 — — 17,677,561
UltraPro Short
MidCap400
.......
111,095 — — 111,095 145,480 — — 145,480
UltraPro Short QQQ
..
220,663,185 — — 220,663,185 182,395,602 — — 182,395,602
UltraPro Short
Russell2000
.......
7,290,849 — — 7,290,849 4,200,299 — — 4,200,299
UltraPro Short S&P500
®
48,964,542 — — 48,964,542 45,727,411 — — 45,727,411
UltraShort 7-10 Year
Treasury
..........
677,660 — — 677,660 743,348 — — 743,348
UltraShort 20+ Year
Treasury
..........
18,175,481 — — 18,175,481 20,828,935 — — 20,828,935
UltraShort Consumer
Discretionary
......
75,265 — — 75,265 60,631 — — 60,631
UltraShort Consumer
Staples
..........
53,653 — — 53,653 44,126 — — 44,126
UltraShort Dow30
SM
..
3,568,888 — — 3,568,888 2,448,609 — — 2,448,609
UltraShort Energy
....
894,257 — — 894,257 668,831 — — 668,831
UltraShort Financials
..
905,932 — — 905,932 461,252 — — 461,252
UltraShort FTSE China
50
..............
455,677 — — 455,677 352,621 — — 352,621
UltraShort FTSE Europe
1,353,241 — — 1,353,241 1,465,286 — — 1,465,286
UltraShort Health Care
58,650 — — 58,650 48,006 — — 48,006
UltraShort Industrials
.
84,196 — — 84,196 74,456 — — 74,456
UltraShort Materials
..
64,397 — — 64,397 68,520 — — 68,520
UltraShort MidCap400
93,991 — — 93,991 73,940 — — 73,940
UltraShort MSCI Brazil
Capped
..........
347,235 — — 347,235 264,315 — — 264,315
UltraShort MSCI EAFE
41,483 — — 41,483 111,244 — — 111,244
UltraShort MSCI
Emerging Markets
..
229,858 — — 229,858 203,656 — — 203,656
UltraShort MSCI Japan
178,271 — — 178,271 122,723 — — 122,723
UltraShort Nasdaq
Biotechnology
.....
138,528 — — 138,528 31,495 — — 31,495
UltraShort QQQ
.....
20,269,578 — — 20,269,578 14,124,697 — — 14,124,697
UltraShort Real Estate
.
1,997,818 — — 1,997,818 1,619,874 — — 1,619,874
UltraShort Russell2000
3,320,271 — — 3,320,271 2,616,249 — — 2,616,249
UltraShort S&P500
®
..
39,916,309 — — 39,916,309 33,148,470 — — 33,148,470
UltraShort
Semiconductors
....
339,769 — — 339,769 261,977 — — 261,977
UltraShort SmallCap600
89,475 — — 89,475 88,835 — — 88,835
UltraShort Technology
.
202,241 — — 202,241 172,090 — — 172,090
UltraShort Utilities
....
41,937 — — 41,937 51,954 — — 51,954

330 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 931,759 $ — $ — $ 603,218
Short 20+ Year Treasury
............
360,590 — (501,502,665) 206,622
Short Dow30
SM
...................
1,013,330 — (544,608,345) (33,774,642)
Short Financials
..................
79,328 — (100,209,931) (2,863,705)
Short FTSE China 50
...............
33,807 — (10,289,684) (2,461,359)
Short High Yield
..................
518,129 — (74,435,226) (16,336,723)
Short MidCap400
.................
35,716 — (55,744,134) (1,802,210)
Short MSCI EAFE
.................
124,355 — (146,836,302) (8,967,695)
Short MSCI Emerging Markets
.......
72,881 — (194,180,310) (2,684,565)
Short QQQ
......................
4,737,966 — (1,071,297,975) (280,769,526)
Short Real Estate
.................
80,687 — (38,195,640) (3,799,975)
Short Russell2000
.................
1,037,673 — (763,867,326) (42,995,712)
Short S&P500
®
...................
7,333,789 — (4,306,900,091) (290,131,022)
Short SmallCap600
................
41,999 — (41,495,135) (1,915,976)
Ultra 7-10 Year Treasury
............
169,156 — (134,348,021) (1,168,107)
Ultra 20+ Year Treasury
.............
611,119 — (43,601,948) (9,334,987)
Ultra Communication Services
.......
3,307 — (811,085) 1,289,591
Ultra Consumer Discretionary
........
— — (9,939,263) 2,159,399
Ultra Consumer Staples
............
17,221 — (2,588,588) (24,633)
Ultra Dow30
SM
....................
90,451 — (19,305,932) 57,183,061
Ultra Energy
.....................
74,652 — (18,747,147) (2,515,513)
Ultra Financials
...................
— — (34,185,099) 376,970,903
Ultra FTSE China 50
...............
90,884 — (18,279,893) (3,516,265)
Ultra FTSE Europe
................
17,105 — (2,290) 182,112
Ultra Health Care
.................
63,549 — (29,966,022) 11,818,296
Ultra High Yield
...................
24,856 — (3,276,498) (309,117)
Ultra Industrials
...................
— — (8,703,523) 7,421,147
Ultra Materials
...................
15,649 — (13,214,500) 7,812,505
Ultra MidCap400
..................
— — (139,325,374) 33,562,436
Ultra MSCI Brazil Capped
...........
17,793 — (13,700,829) (1,383,305)
Ultra MSCI EAFE
..................
28,857 — (7,120,213) 1,289,034
Ultra MSCI Emerging Markets
........
96,825 — (24,810,262) (1,067,517)
Ultra MSCI Japan
.................
9,873 — (1,938,132) 221,645
Ultra Nasdaq Biotechnology
.........
309,071 — (155,509,942) (10,287,141)
Ultra Nasdaq Cloud Computing
.......
2,315 — (1,451,240) 272,622
Ultra Nasdaq Cybersecurity
..........
13,968 — (966,032) 503,071
Ultra QQQ
.......................
— — — 881,953,544
Ultra Real Estate
..................
46,166 — (36,012,043) 8,565,838
Ultra Russell2000
.................
194,785 — (141,435,056) 3,961,802
Ultra S&P500
®
....................
3,042,892 — — 293,089,445
Ultra Semiconductors
..............
— — (829,736) 453,464,882
Ultra SmallCap600
................
12,971 — (8,642,762) 2,541,789
Ultra Technology
..................
245,197 — — 146,722,910
Ultra Utilities
.....................
15,984 — (3,658,985) 3,633,833
UltraPro Dow30
SM
.................
305,111 — (54,104,154) 152,224,554
UltraPro MidCap400
...............
48,475 — — 4,417,310
UltraPro QQQ
....................
31,839,805 — — 4,987,945,280
UltraPro Russell2000
...............
460,041 — (146,286,142) 70,657,709
UltraPro S&P500
®
.................
3,916,558 — — 438,737,303
UltraPro Short 20+ Year Treasury
......
3,176,546 — — 20,819,070

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 331
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
UltraPro Short Dow30
SM
............
$ 2,779,299 $ — $ (1,611,897,653) $ (189,504,391)
UltraPro Short MidCap400
..........
23,377 — (59,321,610) (1,364,441)
UltraPro Short QQQ
...............
24,599,720 — (8,995,919,223) (1,584,690,782)
UltraPro Short Russell2000
..........
805,413 — (595,547,994) (67,088,907)
UltraPro Short S&P500
®
............
4,777,651 — (4,815,552,398) (240,847,664)
UltraShort 7-10 Year Treasury
........
60,369 — (118,842,646) 2,024,280
UltraShort 20+ Year Treasury
.........
1,675,065 — (4,636,280,016) (42,408,318)
UltraShort Consumer Discretionary
....
9,917 — (18,976,364) (524,883)
UltraShort Consumer Staples
........
5,041 — (9,500,789) (131,583)
UltraShort Dow30
SM
...............
551,161 — (732,528,382) (29,140,964)
UltraShort Energy
.................
85,469 — (123,187,533) (3,645,875)
UltraShort Financials
...............
83,026 — (510,610,122) (4,768,126)
UltraShort FTSE China 50
...........
105,661 — (243,127,597) (13,881,457)
UltraShort FTSE Europe
............
124,609 — (278,949,633) (4,388,102)
UltraShort Health Care
.............
6,999 — (12,116,771) (111,232)
UltraShort Industrials
..............
8,427 — (22,127,647) (390,499)
UltraShort Materials
...............
8,142 — (85,887,697) (537,041)
UltraShort MidCap400
.............
9,730 — (55,277,035) (686,624)
UltraShort MSCI Brazil Capped
.......
67,210 — (91,433,095) (5,640,375)
UltraShort MSCI EAFE
.............
9,240 — (23,844,757) (466,620)
UltraShort MSCI Emerging Markets
....
34,594 — (165,543,700) (2,520,275)
UltraShort MSCI Japan
.............
36,922 — (28,260,689) (1,411,024)
UltraShort Nasdaq Biotechnology
.....
20,733 — (74,905,852) (503,598)
UltraShort QQQ
..................
1,788,709 — (1,883,375,810) (86,148,980)
UltraShort Real Estate
..............
206,243 — (240,653,357) (11,540,855)
UltraShort Russell2000
.............
403,303 — (750,512,096) (28,113,163)
UltraShort S&P500
®
...............
3,782,018 — (5,504,290,953) (174,559,085)
UltraShort Semiconductors
..........
54,260 — (62,665,238) (3,873,027)
UltraShort SmallCap600
............
11,014 — (31,952,659) (313,178)
UltraShort Technology
..............
30,296 — (33,768,381) (1,539,672)
UltraShort Utilities
.................
12,206 — (12,188,660) (193,614)
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 501,502,665
Short Dow30
SM
...............................................................................
544,608,345
Short Financials
..............................................................................
100,209,931
Short FTSE China 50
...........................................................................
10,289,684
Short High Yield
..............................................................................
74,435,226
Short MidCap400
.............................................................................
55,744,134
Short MSCI EAFE
.............................................................................
146,836,302
Short MSCI Emerging Markets
...................................................................
194,180,310

332 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
No Expiration Date
A
Short QQQ
..................................................................................
$ 1,071,297,975
Short Real Estate
.............................................................................
38,195,640
Short Russell2000
.............................................................................
763,867,326
Short S&P500
®
...............................................................................
4,306,900,091
Short SmallCap600
............................................................................
41,495,135
Ultra 7-10 Year Treasury
........................................................................
134,348,021
Ultra 20+ Year Treasury
.........................................................................
43,601,948
Ultra Communication Services
...................................................................
811,085
Ultra Consumer Discretionary
....................................................................
9,939,263
Ultra Consumer Staples
........................................................................
2,588,588
Ultra Dow30
SM
................................................................................
19,305,932
Ultra Energy
.................................................................................
18,747,147
Ultra Financials
...............................................................................
34,185,099
Ultra FTSE China 50
...........................................................................
18,279,893
Ultra FTSE Europe
............................................................................
2,290
Ultra Health Care
.............................................................................
29,966,022
Ultra High Yield
...............................................................................
3,276,498
Ultra Industrials
...............................................................................
8,703,523
Ultra Materials
...............................................................................
13,214,500
Ultra MidCap400
..............................................................................
139,325,374
Ultra MSCI Brazil Capped
.......................................................................
13,700,829
Ultra MSCI EAFE
..............................................................................
7,120,213
Ultra MSCI Emerging Markets
....................................................................
24,810,262
Ultra MSCI Japan
.............................................................................
1,938,132
Ultra Nasdaq Biotechnology
.....................................................................
155,509,942
Ultra Nasdaq Cloud Computing
...................................................................
1,451,240
Ultra Nasdaq Cybersecurity
......................................................................
966,032
Ultra Real Estate
..............................................................................
36,012,043
Ultra Russell2000
.............................................................................
141,435,056
Ultra SmallCap600
............................................................................
8,642,762
Ultra Utilities
.................................................................................
3,658,985
UltraPro Dow30
SM
.............................................................................
54,104,154
UltraPro Russell2000
...........................................................................
146,286,142
UltraPro Short Dow30
SM
........................................................................
1,611,897,653
UltraPro Short MidCap400
......................................................................
59,321,610
UltraPro Short QQQ
...........................................................................
8,995,919,223
UltraPro Short Russell2000
......................................................................
595,547,994
UltraPro Short S&P500
®
........................................................................
4,815,552,398
UltraShort 7-10 Year Treasury
....................................................................
118,842,646
UltraShort 20+ Year Treasury
.....................................................................
4,636,280,016
UltraShort Consumer Discretionary
................................................................
18,976,364
UltraShort Consumer Staples
....................................................................
9,500,789
UltraShort Dow30
SM
...........................................................................
732,528,382
UltraShort Energy
.............................................................................
123,187,533
UltraShort Financials
...........................................................................
510,610,122
UltraShort FTSE China 50
.......................................................................
243,127,597
UltraShort FTSE Europe
........................................................................
278,949,633
UltraShort Health Care
.........................................................................
12,116,771
UltraShort Industrials
..........................................................................
22,127,647
UltraShort Materials
...........................................................................
85,887,697
UltraShort MidCap400
.........................................................................
55,277,035
UltraShort MSCI Brazil Capped
...................................................................
91,433,095
UltraShort MSCI EAFE
.........................................................................
23,844,757
UltraShort MSCI Emerging Markets
................................................................
165,543,700

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 333
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2024:
No Expiration Date
A
UltraShort MSCI Japan
.........................................................................
$ 28,260,689
UltraShort Nasdaq Biotechnology
.................................................................
74,905,852
UltraShort QQQ
..............................................................................
1,883,375,810
UltraShort Real Estate
..........................................................................
240,653,357
UltraShort Russell2000
.........................................................................
750,512,096
UltraShort S&P500
®
...........................................................................
5,504,290,953
UltraShort Semiconductors
......................................................................
62,665,238
UltraShort SmallCap600
........................................................................
31,952,659
UltraShort Technology
..........................................................................
33,768,381
UltraShort Utilities
.............................................................................
12,188,660
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 20+ Year Treasury $ 12,110,389 $ —
Short FTSE China 50 1,148,837 —
Short MSCI EAFE 658,769 —
Ultra 7-10 Year Treasury 1,886 —
Ultra 20+ Year Treasury 55,599 —
Ultra Communication Services 232,253 —
Ultra Consumer Staples 12,269 —
Ultra Dow30
SM
6,105,070 —
Ultra Financials 4,903,998 —
Ultra FTSE China 50 1,717,256 —
Ultra FTSE Europe 617,752 —
Ultra Health Care 45,917 —
Ultra High Yield 1,334,253 —
Ultra Industrials 21,472 —
Ultra Materials 211,781 —
Ultra MidCap400 6,424,949 —
Ultra MSCI Brazil Capped 59,789 —
Ultra MSCI EAFE 568,523 —
Ultra MSCI Emerging Markets 1,192,066 —
Ultra MSCI Japan 746,674 —
Ultra Nasdaq Biotechnology 541,000 —
Ultra Nasdaq Cloud Computing 372,244 —
Ultra Nasdaq Cybersecurity 6,324 —
Ultra QQQ 1,186,355,918 —
Ultra Real Estate 139,591 —
Ultra Russell2000 5,856,764 —
Ultra S&P500
®
706,613,748 —
Ultra Semiconductors 37,192,579 829,736
Ultra SmallCap600 651,646 —
Ultra Technology 105,058,899 —
Ultra Utilities 32,135 —
UltraPro Dow30
SM
52,959,850 —
UltraPro MidCap400 4,633,065 —
UltraPro QQQ 6,254,218,058 —
UltraPro S&P500
®
1,064,459,657 —
UltraShort 7-10 Year Treasury 641,160 —
UltraShort FTSE China 50 5,950,637 —
UltraShort MSCI Brazil Capped 1,534,843 —
UltraShort MSCI Emerging Markets 218,573 —
UltraShort MSCI Japan 271,276 —
UltraShort Nasdaq Biotechnology 17,187 —
UltraShort Utilities 69,837 —

334 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the year ended May 31, 2025, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 70,805 $ — $ — 0.95 % September 30, 2025
Short 20+ Year Treasury
....
0.75 0.10 42,050 — — 0.95 September 30, 2025
Short Dow30
SM
...........
0.75 0.10 56,728 — — 0.95 September 30, 2025
Short Financials
..........
0.75 0.10 73,677 — — 0.95 September 30, 2025
Short FTSE China 50
......
0.75 0.10 38,164 5,089 43,319 0.95 September 30, 2025
Short High Yield
..........
0.75 0.10 94,222 — — 0.95 September 30, 2025
Short MidCap400
.........
0.75 0.10 44,619 5,949 24,844 0.95 September 30, 2025
Short MSCI EAFE
.........
0.75 0.10 87,170 — — 0.95 September 30, 2025
Short MSCI Emerging Markets 0.75 0.10 95,485 — — 0.95 September 30, 2025
Short QQQ
..............
0.75 0.10 283,594 — — 0.95 September 30, 2025
Short Real Estate
.........
0.75 0.10 71,706 — — 0.95 September 30, 2025
Short Russell2000
........
0.75 0.10 140,897 — — 0.95 September 30, 2025
Short S&P500
®
...........
0.75 0.10 — — — 0.95 September 30, 2025
Short SmallCap600
.......
0.75 0.10 42,049 5,607 26,684 0.95 September 30, 2025
Ultra 7-10 Year Treasury
....
0.75 0.10 62,151 — — 0.95 September 30, 2025
Ultra 20+ Year Treasury
....
0.75 0.10 21,764 — — 0.95 September 30, 2025
Ultra Communication Services 0.75 0.10 52,454 6,994 50,500 0.95 September 30, 2025
Ultra Consumer Discretionary 0.75 0.10 109,359 — — 0.95 September 30, 2025
Ultra Consumer Staples
....
0.75 0.10 68,940 9,192 35,875 0.95 September 30, 2025
Ultra Dow30
SM
...........
0.75 0.10 32,023 — — 0.95 September 30, 2025
Ultra Energy
.............
0.75 0.10 114,308 — — 0.95 September 30, 2025
Ultra Financials
..........
0.75 0.10 — — — 0.95 September 30, 2025
Ultra FTSE China 50
.......
0.75 0.10 94,476 — — 0.95 September 30, 2025

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 335
PROSHARES TRUST
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra FTSE Europe
........
0.75% 0.10% $ 39,970 $ 5,329 $ 50,163 0.95 % September 30, 2025
Ultra Health Care
.........
0.75 0.10 97,369 — — 0.95 September 30, 2025
Ultra High Yield
..........
0.75 0.10 88,518 — — 0.95 September 30, 2025
Ultra Industrials
..........
0.75 0.10 104,113 — — 0.95 September 30, 2025
Ultra Materials
...........
0.75 0.10 106,136 — — 0.95 September 30, 2025
Ultra MidCap400
.........
0.75 0.10 81,619 — — 0.95 September 30, 2025
Ultra MSCI Brazil Capped
..
0.75 0.10 17,577 2,344 77,653 0.95 September 30, 2025
Ultra MSCI EAFE
.........
0.75 0.10 72,155 9,621 7,035 0.95 September 30, 2025
Ultra MSCI Emerging Markets 0.75 0.10 90,047 — — 0.95 September 30, 2025
Ultra MSCI Japan
.........
0.75 0.10 54,515 7,269 64,429 0.95 September 30, 2025
Ultra Nasdaq Biotechnology
.
0.75 0.10 173,071 — — 0.95 September 30, 2025
Ultra Nasdaq Cloud Computing 0.75 0.10 20,505 2,734 88,566 0.95 September 30, 2025
Ultra Nasdaq Cybersecurity
.
0.75 0.10 30,847 4,113 44,115 0.95 September 30, 2025
Ultra QQQ *
.............
0.75 0.10 2,451,002 — — 0.95 September 30, 2025
Ultra Real Estate
.........
0.75 0.10 100,394 — — 0.95 September 30, 2025
Ultra Russell2000
.........
0.75 0.10 444,352 — — 0.95 September 30, 2025
Ultra S&P500
®
*
..........
0.75 0.10 673,396 — — 0.95 September 30, 2025
Ultra Semiconductors
.....
0.75 0.10 — — — 0.95 September 30, 2025
Ultra SmallCap600
........
0.75 0.10 142,918 — — 0.95 September 30, 2025
Ultra Technology
.........
0.75 0.10 — — — 0.95 September 30, 2025
Ultra Utilities
............
0.75 0.10 107,419 — — 0.95 September 30, 2025
UltraPro Dow30
SM
........
0.75 0.10 — — — 0.95 September 30, 2025
UltraPro MidCap400
......
0.75 0.10 150,005 — — 0.95 September 30, 2025
UltraPro QQQ *
...........
0.75 0.10 34,266,357 — — 0.95 September 30, 2025
UltraPro Russell2000
......
0.75 0.10 511,625 — — 0.95 September 30, 2025
UltraPro S&P500
®
*
........
0.75 0.10 73,359 — — 0.95 September 30, 2025
UltraPro Short 20+ Year
Treasury
..............
0.75 0.10 57,145 — — 0.95 September 30, 2025
UltraPro Short Dow30
SM
....
0.75 0.10 43,488 — — 0.95 September 30, 2025
UltraPro Short MidCap400
..
0.75 0.10 25,204 3,361 49,814 0.95 September 30, 2025
UltraPro Short QQQ
.......
0.75 0.10 913,048 — — 0.95 September 30, 2025
UltraPro Short Russell2000
.
0.75 0.10 118,785 — — 0.95 September 30, 2025
UltraPro Short S&P500
®
....
0.75 0.10 — — — 0.95 September 30, 2025
UltraShort 7-10 Year Treasury 0.75 0.10 68,610 — — 0.95 September 30, 2025
UltraShort 20+ Year Treasury 0.75 0.10 — — — 0.95 September 30, 2025
UltraShort Consumer
Discretionary
...........
0.75 0.10 16,378 2,184 57,561 0.95 September 30, 2025
UltraShort Consumer Staples 0.75 0.10 5,083 678 69,578 0.95 September 30, 2025
UltraShort Dow30
SM
.......
0.75 0.10 73,339 — — 0.95 September 30, 2025
UltraShort Energy
.........
0.75 0.10 73,241 — — 0.95 September 30, 2025
UltraShort Financials
......
0.75 0.10 75,823 — — 0.95 September 30, 2025
UltraShort FTSE China 50
..
0.75 0.10 82,778 10,420 — 0.95 September 30, 2025
UltraShort FTSE Europe
....
0.75 0.10 82,618 — — 0.95 September 30, 2025
UltraShort Health Care
.....
0.75 0.10 9,890 1,319 63,884 0.95 September 30, 2025
UltraShort Industrials
......
0.75 0.10 9,480 1,264 64,750 0.95 September 30, 2025
UltraShort Materials
.......
0.75 0.10 7,941 1,059 69,554 0.95 September 30, 2025
UltraShort MidCap400
.....
0.75 0.10 9,946 1,326 66,524 0.95 September 30, 2025
UltraShort MSCI Brazil Capped 0.75 0.10 66,821 8,909 17,021 0.95 September 30, 2025
UltraShort MSCI EAFE
.....
0.75 0.10 10,241 1,365 74,978 0.95 September 30, 2025
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 36,966 4,929 43,891 0.95 September 30, 2025
UltraShort MSCI Japan
....
0.75 0.10 42,246 5,633 39,977 0.95 September 30, 2025

336 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor”. As of May 31, 2025, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
UltraShort Nasdaq
Biotechnology
..........
0.75% 0.10% $ 25,181 $ 3,357 $ 46,930 0.95 % September 30, 2025
UltraShort QQQ
..........
0.75 0.10 191,188 — — 0.95 September 30, 2025
UltraShort Real Estate
.....
0.75 0.10 70,495 — — 0.95 September 30, 2025
UltraShort Russell2000
.....
0.75 0.10 101,617 — — 0.95 September 30, 2025
UltraShort S&P500
®
.......
0.75 0.10 — — — 0.95 September 30, 2025
UltraShort Semiconductors
.
0.75 0.10 56,506 7,534 13,042 0.95 September 30, 2025
UltraShort SmallCap600
....
0.75 0.10 15,506 2,067 59,276 0.95 September 30, 2025
UltraShort Technology
.....
0.75 0.10 32,479 4,331 38,914 0.95 September 30, 2025
UltraShort Utilities
........
0.75 0.10 13,200 1,760 61,461 0.95 September 30, 2025
* Funds that reduce the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the year ended May 31, 2025, advisory fees of $2,451,002 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.72%. During the year ended May 31, 2025, advisory fees of $73,359 were waived for UltraPro S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.75%. During the year ended May 31, 2025, advisory fees of $673,396 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.74%. During the year ended May 31, 2025, advisory fees of $34,266,357 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.60%.
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 58,236 $ 39,494 $ 4,634 $ 54,992 $ 61,990 $ 46,113 $ 265,459
Short 20+ Year Treasury
.........
3,915 — — 5 13,497 24,633 42,050
Short Dow30
SM
................
81,443 71,179 — 43,509 33,942 39,030 269,103
Short Financials
...............
66,465 67,738 63,344 62,972 73,472 48,813 382,804
Short FTSE China 50
............
73,907 69,478 89,557 86,187 93,347 55,971 468,447
Short High Yield
...............
89,319 73,328 63,664 95,987 86,827 63,179 472,304
Short MidCap400
..............
62,288 64,925 62,578 65,389 71,650 50,465 377,295
Short MSCI EAFE
..............
67,005 77,986 70,867 82,669 92,907 55,483 446,917
Short MSCI Emerging Markets
....
74,764 73,663 81,886 101,785 86,204 63,822 482,124
Short QQQ
...................
356,298 296,075 403,339 637,777 296,330 180,371 2,170,190
Short Real Estate
..............
68,631 72,237 63,254 71,901 71,827 46,351 394,201
Short Russell2000
..............
278,667 231,769 181,302 266,119 167,847 87,652 1,213,356
Short SmallCap600
.............
67,242 69,001 66,777 61,201 70,441 49,654 384,316
Ultra 7-10 Year Treasury
.........
90,240 91,778 89,206 55,323 62,064 43,299 431,910
Ultra 20+ Year Treasury
..........
88,560 86,760 78,895 38,163 25,413 17,776 335,567
Ultra Communication Services
....
107,921 108,243 111,291 113,719 106,171 72,181 619,526
Ultra Consumer Discretionary
.....
125,868 117,859 106,903 104,262 104,092 72,487 631,471
Ultra Consumer Staples
.........
122,429 108,679 122,716 110,620 104,418 77,233 646,095
Ultra Dow30
SM
.................
88,574 44,099 23,810 49,729 23,470 22,268 251,950
Ultra Energy
..................
139,377 103,663 92,512 106,280 104,753 79,747 626,332
Ultra FTSE China 50
............
88,086 79,216 98,616 88,847 90,234 63,665 508,664
Ultra FTSE Europe
.............
68,397 91,549 83,233 78,643 94,495 66,499 482,816
Ultra Health Care
..............
131,973 94,412 121,233 120,036 77,254 65,903 610,811
Ultra High Yield
................
76,009 127,422 44,669 63,981 97,407 59,634 469,122
Ultra Industrials
................
124,278 143,038 104,318 116,750 96,660 68,765 653,809
Ultra Materials
................
104,481 92,884 110,973 100,812 101,145 74,706 585,001
Ultra MidCap400
...............
129,159 153,030 85,292 93,264 75,962 49,455 586,162
Ultra MSCI Brazil Capped
........
68,903 73,357 94,920 79,758 92,201 66,917 476,056
Ultra MSCI EAFE
...............
67,971 61,981 97,732 77,284 85,499 60,019 450,486

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 337
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
Ultra MSCI Emerging Markets
.....
$ 67,179 $ 74,970 $ 82,325 $ 75,443 $ 92,292 $ 60,319 $ 452,528
Ultra MSCI Japan
..............
68,707 76,205 108,148 167,664 92,057 86,417 599,198
Ultra Nasdaq Biotechnology
......
239,152 310,901 235,559 201,238 172,178 103,413 1,262,441
Ultra Nasdaq Cloud Computing
....
— 40,946 84,500 104,680 119,345 74,099 423,570
Ultra Nasdaq Cybersecurity
.......
— 39,101 61,997 62,222 87,856 52,475 303,651
Ultra QQQ
....................
187,878 721,976 889,318 857,958 21,803 — 2,678,933
Ultra Real Estate
...............
141,016 99,269 114,980 101,822 86,977 68,048 612,112
Ultra Russell2000
..............
325,953 1,190,983 1,132,650 76,452 245,115 348,101 3,319,254
Ultra Semiconductors
...........
22,613 78,674 89,232 110,770 — — 301,289
Ultra SmallCap600
.............
144,160 105,717 151,135 120,084 150,172 94,192 765,460
Ultra Technology
...............
28,991 — 35,534 5,234 — — 69,759
Ultra Utilities
..................
121,341 137,989 86,840 112,177 98,467 72,099 628,913
UltraPro Dow30
SM
..............
52,156 — — — — — 52,156
UltraPro MidCap400
............
132,762 108,219 208,021 129,805 167,232 97,458 843,497
UltraPro Russell2000
............
823,180 1,251,635 1,165,426 88,500 644,298 296,378 4,269,417
UltraPro Short 20+ Year Treasury
...
— — — 69 48,941 37,290 86,300
UltraPro Short Dow30
SM
.........
105,555 100,679 — — — 29,293 235,527
UltraPro Short MidCap400
.......
70,658 73,860 71,947 68,028 74,857 52,349 411,699
UltraPro Short QQQ
............
788,628 705,136 750,180 1,375,086 998,462 606,239 5,223,731
UltraPro Short Russell2000
.......
150,084 160,458 136,242 152,656 131,566 76,470 807,476
UltraShort 7-10 Year Treasury
.....
53,252 46,329 27,548 50,469 61,826 45,219 284,643
UltraShort Consumer Discretionary
.
70,585 69,905 73,284 68,410 73,153 50,854 406,191
UltraShort Consumer Staples
.....
69,579 68,984 77,931 69,201 70,866 50,186 406,747
UltraShort Dow30
SM
............
98,336 79,732 51,568 70,454 56,685 48,105 404,880
UltraShort Energy
..............
67,234 64,443 72,145 64,701 65,770 48,008 382,301
UltraShort Financials
............
74,558 71,867 68,883 71,736 70,600 50,581 408,225
UltraShort FTSE China 50
........
90,775 74,667 96,597 92,984 96,859 61,168 513,050
UltraShort FTSE Europe
.........
68,772 66,885 79,728 75,212 74,354 55,921 420,872
UltraShort Health Care
..........
69,051 68,004 77,760 68,343 71,096 49,985 404,239
UltraShort Industrials
...........
70,135 68,882 79,531 68,892 70,889 50,052 408,381
UltraShort Materials
............
71,277 68,121 69,860 70,069 75,223 51,558 406,108
UltraShort MidCap400
..........
72,300 72,191 73,814 72,817 76,311 51,212 418,645
UltraShort MSCI Brazil Capped
....
63,948 70,621 96,983 74,762 87,100 63,838 457,252
UltraShort MSCI EAFE
..........
70,471 68,132 89,336 77,083 86,991 57,407 449,420
UltraShort MSCI Emerging Markets
.
69,292 69,189 88,250 75,105 87,644 56,482 445,962
UltraShort MSCI Japan
..........
68,361 68,340 89,339 73,615 82,953 60,118 442,726
UltraShort Nasdaq Biotechnology
..
73,070 67,920 74,186 67,539 69,158 50,317 402,190
UltraShort QQQ
...............
263,220 185,861 218,077 308,243 222,646 120,873 1,318,920
UltraShort Real Estate
...........
87,665 74,474 71,701 71,012 65,073 46,809 416,734
UltraShort Russell2000
..........
148,967 123,449 117,432 126,649 106,599 66,817 689,913
UltraShort Semiconductors
.......
72,127 69,723 68,978 69,624 72,857 52,146 405,455
UltraShort SmallCap600
.........
69,711 71,020 70,968 70,218 73,600 51,202 406,719
UltraShort Technology
...........
72,086 68,752 73,598 67,410 73,049 50,343 405,238
UltraShort Utilities
..............
69,238 67,517 69,824 69,228 72,937 51,199 399,943

338 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees and expenses”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the year ended May 31, 2025, the cost of securities purchased and proceeds from sales of securities, excluding short-term se-
curities, derivatives and in-kind transactions, were as follows:
Year Ended
May 31, 2025
A
Year Ended
May 31, 2024
A
Short Dow30
SM
..............................................................
$ — $ 3,442
Short QQQ
.................................................................
— 218,730
Short S&P500
®
..............................................................
— 164,047
UltraPro Short Dow30
SM
.......................................................
— 14,131
UltraPro Short QQQ
..........................................................
— 1,062,300
UltraPro Short S&P500
®
.......................................................
— 207,515
UltraShort Dow30
SM
..........................................................
— 626
UltraShort QQQ
.............................................................
— 174,411
UltraShort S&P500
®
..........................................................
— 139,763
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 7,118,690 $ 7,731,044

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 339
PROSHARES TRUST
12. In-Kind Transactions
During the year ended May 31, 2025, certain Funds delivered portfolio securities in exchange for the redemption of shares (re-
demption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the year ended May 31, 2025, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
In addition, during the year, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2025, the fair value of the securities received for subscriptions were as follows:
Fund
A
Purchases
A
Sales
A
Ultra Consumer Discretionary
........................................................
$ 9,133,536 $ 3,479,359
Ultra Consumer Staples
............................................................
9,307,243 2,055,627
Ultra Dow30
SM
....................................................................
200,757,646 34,349,998
Ultra Energy
.....................................................................
18,781,019 21,876,777
Ultra Financials
...................................................................
248,471,022 59,033,424
Ultra Health Care
.................................................................
920,693 6,026,751
Ultra Industrials
...................................................................
5,006,087 308,310
Ultra Materials
...................................................................
11,985,979 12,505,505
Ultra MidCap400
..................................................................
35,331,283 23,481,037
Ultra Nasdaq Biotechnology
.........................................................
16,727,238 14,271,564
Ultra Nasdaq Cloud Computing
.......................................................
1,186,352 1,273,571
Ultra QQQ
.......................................................................
2,825,656,808 841,936,757
Ultra Real Estate
..................................................................
12,674,932 2,431,351
Ultra Russell2000
.................................................................
287,234,548 180,268,933
Ultra S&P500
®
....................................................................
2,368,836,873 145,033,763
Ultra Semiconductors
..............................................................
1,265,599,595 1,262,306,046
Ultra SmallCap600
................................................................
10,850,599 9,689,297
Ultra Technology
..................................................................
392,381,230 347,009,998
Ultra Utilities
.....................................................................
5,590,166 1,502,002
UltraPro Dow30
SM
.................................................................
381,172,236 100,328,667
UltraPro MidCap400
...............................................................
14,236,682 20,173,152
UltraPro QQQ
....................................................................
16,772,957,110 2,709,481,162
UltraPro Russell2000
...............................................................
220,035,901 227,171,054
UltraPro S&P500
®
.................................................................
2,111,277,252 105,456,396
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Consumer Discretionary
.....................................................
$ 8,636,011 $ 632,082
Ultra Consumer Staples
.........................................................
26,474,553 1,127,840
Ultra Dow30
SM
.................................................................
176,524,185 24,405,772
Ultra Energy
..................................................................
36,362,399 4,527,742
Ultra Financials
................................................................
75,918,608 24,149,140
Ultra Health Care
..............................................................
7,544,518 1,320,709
Ultra Industrials
................................................................
7,284,832 1,390,734
Ultra Materials
................................................................
8,355,104 1,491,119
Ultra MidCap400
...............................................................
38,961,540 11,149,838
Ultra Nasdaq Biotechnology
......................................................
31,080,542 4,319,925
Ultra Nasdaq Cloud Computing
....................................................
2,482,916 323,827
Ultra QQQ
....................................................................
5,644,246,947 1,010,238,367
Ultra Real Estate
...............................................................
19,087,640 2,466,208
Ultra S&P500
®
.................................................................
4,641,450,906 501,631,336
Ultra Semiconductors
...........................................................
430,445,800 208,181,661
Ultra SmallCap600
.............................................................
5,604,610 1,259,378
Ultra Technology
...............................................................
87,184,157 32,801,161
Ultra Utilities
..................................................................
8,066,007 1,417,239
UltraPro Dow30
SM
..............................................................
1,008,397,219 61,500,603
UltraPro MidCap400
............................................................
7,873,340 1,758,264
UltraPro QQQ
.................................................................
26,901,836,824 2,475,391,526
UltraPro Russell2000
............................................................
61,134,289 18,108,906
UltraPro S&P500
®
..............................................................
5,969,695,939 376,816,681

340 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
13. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to share splits, as reflected in the following table.
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 3,427,664
Ultra Consumer Discretionary
.....................................................................
2,009,388
Ultra Consumer Staples
.........................................................................
19,884,564
Ultra Dow30
SM
.................................................................................
27,372,295
Ultra Energy
..................................................................................
13,244,061
Ultra Health Care
..............................................................................
3,336,932
Ultra Industrials
................................................................................
1,207,293
Ultra Materials
................................................................................
1,336,079
Ultra MidCap400
...............................................................................
27,661,630
Ultra Nasdaq Biotechnology
......................................................................
3,494,945
Ultra Nasdaq Cloud Computing
....................................................................
1,986,856
Ultra QQQ
....................................................................................
4,215,857,326
Ultra Real Estate
...............................................................................
6,937,101
Ultra S&P500
®
.................................................................................
2,852,676,045
Ultra Semiconductors
...........................................................................
447,787,605
Ultra SmallCap600
.............................................................................
3,469,137
Ultra Technology
...............................................................................
16,027,934
Ultra Utilities
..................................................................................
1,530,879
UltraPro Dow30
SM
..............................................................................
711,367,133
UltraPro MidCap400
............................................................................
8,272,040
UltraPro QQQ
.................................................................................
17,493,023,755
UltraPro S&P500
®
..............................................................................
4,137,266,296
Effective Date
ED
Type of Split
ED
Ultra S&P500
®
......................................................... August 18, 2020 2-for-1 forward stock split
Ultra 20+ Year Treasury ................................................... August 18, 2020 2-for-1 forward stock split
Ultra Consumer Discretionary .............................................. August 18, 2020 2-for-1 forward stock split
Ultra QQQ ............................................................ August 18, 2020 2-for-1 forward stock split
Ultra Technology ........................................................ August 18, 2020 4-for-1 forward stock split
UltraProShort QQQQ .................................................... August 18, 2020 1-for-5 reverse stock split
UltraShort Consumer Discretionary .......................................... August 18, 2020 1-for-2 reverse stock split
UltraShort Technology .................................................... August 18, 2020 1-for-4 reverse stock split
UltraShort Semiconductors ................................................ August 18, 2020 1-for-4 reverse stock split
UltraShort Nasdaq Biotechnology ........................................... August 18, 2020 1-for-4 reverse stock split
UltraShort Consumer Staples .............................................. August 18, 2020 1-for-2 reverse stock split
UltraPro QQQ .......................................................... January 21, 2021 2-for-1 forward stock split
UltraShort Utilities ....................................................... January 21, 2021 1-for-2 reverse stock split
UltraPro Short S&P500
®
.................................................. January 21, 2021 1-for-5 reverse stock split
UltraShort QQQ ........................................................ January 21, 2021 1-for-4 reverse stock split
Ultra Health Care ....................................................... January 21, 2021 2-for-1 forward stock split
UltraPro Short Russell2000 ................................................ January 21, 2021 1-for-5 reverse stock split
UltraShort Financials ..................................................... January 21, 2021 1-for-2 reverse stock split
UltraShort Industrials .................................................... January 21, 2021 1-for-2 reverse stock split
UltraShort SmallCap600 .................................................. January 21, 2021 1-for-2 reverse stock split
UltraShort MidCap400 ................................................... January 21, 2021 1-for-2 reverse stock split
UltraShort Russell2000 ................................................... January 21, 2021 1-for-4 reverse stock split
UltraPro Short MidCap400 ................................................ January 21, 2021 1-for-2 reverse stock split
Ultra Semiconductors .................................................... May 25, 2021 4-for-1 forward stock split
Ultra Russell2000 ....................................................... May 25, 2021 2-for-1 forward stock split
Ultra SmallCap600 ...................................................... May 25, 2021 5-for-1 forward stock split
UltraPro Short Dow30
SM
.................................................. May 25, 2021 1-for-4 reverse stock split
Ultra QQQ ............................................................ May 25, 2021 2-for-1 forward stock split

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 341
PROSHARES TRUST
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
Effective Date
ED
Type of Split
ED
UltraShort MidCap400 ................................................... May 25, 2021 1-for-2 reverse stock split
UltraShort Industrials .................................................... May 25, 2021 1-for-2 reverse stock split
UltraShort Materials ..................................................... May 25, 2021 1-for-2 reverse stock split
UltraShort MSCI Brazil Capped ............................................. May 25, 2021 1-for-2 reverse stock split
UltraShort Semiconductors ................................................ May 25, 2021 1-for-4 reverse stock split
UltraPro Short MidCap400 ................................................ May 25, 2021 1-for-4 reverse stock split
Ultra Energy ........................................................... May 25, 2021 2-for-1 forward stock split
UltraPro Dow30
SM
....................................................... May 25, 2021 2-for-1 forward stock split
Ultra Industrials ......................................................... May 25, 2021 4-for-1 forward stock split
UltraShort SmallCap600 .................................................. May 25, 2021 1-for-4 reverse stock split
UltraShort Health Care ................................................... May 25, 2021 1-for-2 reverse stock split
UltraShort Real Estate .................................................... May 25, 2021 1-for-2 reverse stock split
UltraPro MidCap400 ..................................................... May 25, 2021 5-for-1 forward stock split
UltraShort Consumer Staples .............................................. May 25, 2021 1-for-2 reverse stock split
UltraShort Financials ..................................................... January 13, 2022 1-for-2 reverse stock split
Ultra Consumer Staples .................................................. January 13, 2022 4-for-1 forward stock split
UltraPro QQQ .......................................................... January 13, 2022 2-for-1 forward stock split
UltraPro S&P500
®
....................................................... January 13, 2022 2-for-1 forward stock split
UltraPro Short QQQ ..................................................... January 13, 2022 1-for-5 reverse stock split
UltraPro Short Russell2000 ................................................ January 13, 2022 1-for-5 reverse stock split
UltraShort Dow30
SM
..................................................... January 13, 2022 1-for-5 reverse stock split
UltraShort Energy ....................................................... January 13, 2022 1-for-5 reverse stock split
UltraShort S&P500
®
..................................................... January 13, 2022 1-for-5 reverse stock split
UltraShort Technology .................................................... January 13, 2022 1-for-2 reverse stock split
Ultra Consumer Discretionary .............................................. January 13, 2022 2-for-1 forward stock split
Ultra S&P500
®
......................................................... January 13, 2022 2-for-1 forward stock split
Ultra Technology ........................................................ January 13, 2022 2-for-1 forward stock split
Short Real Estate ....................................................... January 13, 2022 1-for-2 reverse stock split
Ultra Energy ........................................................... May 27, 2022 4-for-1 forward stock split
Ultra Materials ......................................................... May 27, 2022 4-for-1 forward stock split
UltraShort Consumer Discretionary .......................................... May 27, 2022 1-for-2 reverse stock split
UltraShort MSCI Brazil Capped ............................................. May 27, 2022 1-for-2 reverse stock split
Short QQQ ............................................................ April 10, 2024 1-for-5 reverse stock split
UltraPro Short S&P500
®
.................................................. April 10, 2024 1-for-5 reverse stock split
UltraShort QQQ ........................................................ April 10, 2024 1-for-5 reverse stock split
UltraShort Semiconductors ................................................ April 10, 2024 1-for-5 reverse stock split
UltraShort Technology .................................................... April 10, 2024 1-for-2 reverse stock split
Short MSCI Emerging Markets ............................................. November 7, 2024 1-for-2 reverse stock split
UltraShort Materials ..................................................... November 7, 2024 1-for-2 reverse stock split
UltraShort MSCI EAFE ................................................... November 7, 2024 1-for-2 reverse stock split
UltraShort Utilities ....................................................... November 7, 2024 1-for-2 reverse stock split
Short Financials ........................................................ November 7, 2024 1-for-4 reverse stock split
Short S&P500
®
......................................................... November 7, 2024 1-for-4 reverse stock split
UltraPro Short Dow30
SM
.................................................. November 7, 2024 1-for-4 reverse stock split
UltraShort Energy ....................................................... November 7, 2024 1-for-4 reverse stock split
UltraShort Financials ..................................................... November 7, 2024 1-for-4 reverse stock split
UltraShort MSCI Japan ................................................... November 7, 2024 1-for-4 reverse stock split
UltraShort Real Estate .................................................... November 7, 2024 1-for-4 reverse stock split
UltraPro Short QQQ ..................................................... November 7, 2024 1-for-5 reverse stock split
UltraShort FTSE Europe .................................................. November 7, 2024 1-for-5 reverse stock split
UltraShort Russell2000 ................................................... November 7, 2024 1-for-5 reverse stock split
UltraShort Semiconductors ................................................ November 7, 2024 1-for-5 reverse stock split
Ultra Healthcare ........................................................ November 7, 2024 2-for-1 forward stock split
Ultra Semiconductors .................................................... November 7, 2024 2-for-1 forward stock split
UltraShort Industrials .................................................... June 12, 2025 1-for-2 reverse stock split
UltraPro Short MidCap400 ................................................ June 12, 2025 1-for-2 reverse stock split
UltraShort Consumer Discretionary .......................................... June 12, 2025 1-for-2 reverse stock split

342 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity Risk
Equity and Market Risk Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, mar-
ket and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 343
PROSHARES TRUST
out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At May 31, 2025, the ProShares Ultra FTSE Europe, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Japan, ProShares Ul-
tra Nasdaq Cybersecurity , ProShares Ultra Semiconductors, ProShares Ultra FTSE China 50, ProShares UltraPro Short Rus-
sell2000, ProShares UltraShort Energy, ProShares UltraShort FTSE China 50, ProShares UltraShort Health Care and Pro-
Shares UltraShort Nasdaq Biotechnology Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus

344 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 345
PROSHARES TRUST
remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
17. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
18. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

346 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the eighty-one funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table be-
low (eighty-one of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 25, 2025
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short Dow30
Short Financials
Short FTSE China 50
Short High Yield
Short MidCap400
Short MSCI EAFE
Short MSCI Emerging Markets
Short QQQ
Short Real Estate
Short Russell2000
Short S&P500
Short SmallCap600
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra Communication Services
Ultra Consumer Discretionary
Ultra Consumer Staples
Ultra Dow30
Ultra Energy
Ultra Financials
Ultra FTSE China 50
Ultra FTSE Europe
Ultra Health Care
Ultra High Yield
Ultra Industrials
Ultra Materials
Ultra MidCap400
Ultra MSCI Brazil Capped
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Japan
Ultra Nasdaq Biotechnology
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cybersecurity
Ultra QQQ
Ultra Real Estate
Ultra Russell2000
Ultra S&P500
Ultra Semiconductors
Ultra SmallCap600
Ultra Technology
Ultra Utilities
UltraPro Dow30
UltraPro MidCap400
UltraPro QQQ
UltraPro Russell2000
UltraPro S&P500
UltraPro Short 20+ Year Treasury
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short QQQ
UltraPro Short Russell2000
UltraPro Short S&P500
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort Consumer Discretionary
UltraShort Consumer Staples
UltraShort Dow30
UltraShort Energy
UltraShort Financials
UltraShort FTSE China 50
UltraShort FTSE Europe
UltraShort Health Care
UltraShort Industrials
UltraShort Materials
UltraShort MidCap400
UltraShort MSCI Brazil Capped
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Japan
UltraShort Nasdaq Biotechnology
UltraShort QQQ
UltraShort Real Estate
UltraShort Russell2000
UltraShort S&P500
UltraShort Semiconductors
UltraShort SmallCap600
UltraShort Technology
UltraShort Utilities

MISC. INFORMATION :: 347
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2024 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2024.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2024, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Fund
Long-Term
Ultra S&P500
®
.....................................................
$40,877,498
UltraPro S&P500
®
..................................................
$2,651,803

348 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the year ended May 31, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management Investment
Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
None.

© 2025 ProShare Advisors LLC. All rights reserved.
PSGAN0525
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“QQQ”, “Nasdaq-100
®
” and “Nasdaq Biotechnology Index
®
” are trademarks of The Nasdaq OMX Group, Inc. “Standard & Poor’s
®
”, “S&P
®
”,
“S&P 500
®
”, “S&P MidCap 400
®
”, “S&P SmallCap 600
®
”, “Standard & Poor’s 500
®
”, certain “S&P Select Industry Indices”, “Dow Jones
Index”, “DJ”, “Dow Jones Industrial Average
SM
”, “The Dow 30
SM
”, “Dow Jones U.S. Sector Indexes”, “Dow Jones Select Sector Indexes” are
products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Index” and “Russell
®
” are trademarks of Russell Investment
Group. “MSCI”, “MSCI Inc.”, “MSCI Index” and “EAFE” are service marks of MSCI. “ICE U.S. 7-10 Year Bond Index
TM
” and “ICE U.S. 20+ Year
Bond Index
TM
” are trademarks of Intercontinental Exchange, Inc. “iBoxx
®
” is a registered trademark of Markit Indices Limited. All have been licensed for use by ProShares. “S&P
®
” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial Statements and Additional Information
MAY 31, 2025
Bitcoin & Ether Equal Weight ETF * BETE
Bitcoin & Ether Market Cap Weight ETF * BETH
Bitcoin ETF * BITO
Ether ETF * EETH
Short Bitcoin ETF * BITI
Short Ether ETF * SETH
Ultra Bitcoin ETF * BITU
Ultra Ether ETF * ETHT
UltraShort Bitcoin ETF * SBIT
UltraShort Ether ETF * ETHD
*
The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, Ether ETF, Short Bitcoin ETF, Short Ether
ETF, Ultra Bitcoin ETF, Ultra Ether ETF, UltraShort Bitcoin ETF and UltraShort Ether ETF funds are consolidated with Cayman Bitcoin
& Ether Equal Weight Strategy Portfolio, Cayman Bitcoin & Ether Strategy Portfolio, Cayman Bitcoin Strategy Portfolio, Cayman Ether
Strategy Portfolio, Cayman Bitcoin Inverse Strategy Portfolio, Cayman Short Ether Strategy Portfolio, Cayman Ultra Bitcoin Portfolio,
Cayman Ultra Ether Portfolio, Cayman UltraShort Bitcoin Portfolio and Cayman UltraShort Ether Portfolio, respectively.

Receive investor materials electronically:
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the impact on the environment of providing these materials. To enroll in electronic delivery,
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1 Consolidated Schedule of Portfolio
Investments
13 Consolidated Statements of Assets
and Liabilities
16 Consolidated Statements of
Operations
19 Consolidated Statements of
Changes in Net Assets
24 Consolidated Financial Highlights
31 Notes to Financial Statements
49 Report of Independent Registered
Public Accounting Firm
50 Miscellaneous Information
51 Form N-CSR – Items 8-11

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2025 :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 59 .6%
Repurchase Agreements (a) — 59 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,964,022
(Cost $4,962,308) $ 4,962,308
$ 4,962,308
Total Investments — 59.6%
(Cost $4,962,308) 4,962,308
Other assets less liabilities — 40.4% 3,363,832
Net Assets — 100.0% $ 8,326,140
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (164,876)
Net unrealized depreciation $ (164,876)
Federal income tax cost $ 4,962,308
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 8 6/27/2025 U.S. Dollar $ 4,205,200 $ (46,740)
CME Ether 30 6/27/2025 U.S. Dollar 3,885,750 (118,136)
$ (164,876)

MAY 31, 2025 :: BITCOIN & ETHER MARKET CAP WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 63 .7%
Repurchase Agreements (a) — 63 .7%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $9,429,633
(Cost $9,426,379) $ 9,426,379
$ 9,426,379
Total Investments — 63.7%
(Cost $9,426,379) 9,426,379
Other assets less liabilities — 36.3% 5,374,602
Net Assets — 100.0% $ 14,800,981
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (191,413)
Net unrealized depreciation $ (191,413)
Federal income tax cost $ 9,426,379
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 24 6/27/2025 U.S. Dollar $ 12,615,600 $ (140,221)
CME Ether 13 6/27/2025 U.S. Dollar 1,683,825 (51,192)
$ (191,413)

BITCOIN ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 69 .1%
Repurchase Agreements (a) — 69 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,703,646,444
(Cost $1,703,058,326) $ 1,703,058,326
$ 1,703,058,326
Total Investments — 69.1%
(Cost $1,703,058,326) 1,703,058,326
Other assets less liabilities — 30.9% 761,750,431
Net Assets — 100.0% $ 2,464,808,757
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (112,306,338)
Net unrealized depreciation $ (112,306,338)
Federal income tax cost $ 1,703,058,326
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 4,284 6/27/2025 U.S. Dollar $ 2,251,884,600 $ (112,306,338)
Swap Agreements
a
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
101,262,890 6/30/2025
Societe
Generale 1.00%
S&P CME Bitcoin
Futures Index — — — —
101,262,890 —
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
EETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 59 .3%
Repurchase Agreements (a) — 59 .3%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $31,880,092
(Cost $31,869,089) $ 31,869,089
$ 31,869,089
Total Investments — 59.3%
(Cost $31,869,089) 31,869,089
Other assets less liabilities — 40.7% 21,855,059
Net Assets — 100.0% $ 53,724,148
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,268,627)
Net unrealized depreciation $ (1,268,627)
Federal income tax cost $ 31,869,089
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 414 6/27/2025 U.S. Dollar $ 53,623,350 $ (1,268,627)

SHORT BITCOIN ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
BITI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 67 .5%
Repurchase Agreements (a) — 67 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $54,545,035
(Cost $54,526,206) $ 54,526,206
$ 54,526,206
Total Investments — 67.5%
(Cost $54,526,206) 54,526,206
Other assets less liabilities — 32.5% 26,233,016
Net Assets — 100.0% $ 80,759,222
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,078,859
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 3,078,859
Federal income tax cost $ 54,526,206
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 153 6/27/2025 U.S. Dollar $ 80,424,450 $ 3,078,859

MAY 31, 2025 :: SHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 51 .2%
Repurchase Agreements (a) — 51 .2%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $1,972,875
(Cost $1,972,193) $ 1,972,193
$ 1,972,193
Total Investments — 51.2%
(Cost $1,972,193) 1,972,193
Other assets less liabilities — 48.8% 1,882,267
Net Assets — 100.0% $ 3,854,460
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 108,399
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 108,399
Federal income tax cost $ 1,972,193
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 29 6/27/2025 U.S. Dollar $ 3,756,225 $ 105,660
CME Micro Ether 360 6/27/2025 U.S. Dollar 93,258 2,739
$ 108,399

ULTRA BITCOIN ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
BITU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 6 .6%
Repurchase Agreements (a) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $76,563,879
(Cost $76,537,449) $ 76,537,449
$ 76,537,449
Total Investments — 6.6%
(Cost $76,537,449) 76,537,449
Other assets less liabilities — 93.4% 1,080,576,087
Net Assets — 100.0% $ 1,157,113,536
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 271,588,558
Aggregate gross unrealized depreciation (40,349,885)
Net unrealized appreciation $ 231,238,673
Federal income tax cost $ 76,537,449
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 1,475 6/27/2025 U.S. Dollar $ 775,333,750 $ (37,868,707)

See accompanying notes to the financial statements.
MAY 31, 2025 :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
BITU
::
Swap Agreements
a
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
207,657,331 6/20/2025
Barclays Bank
PLC 8.33% iShares Bitcoin Trust (2,481,178) — 2,481,178 —
117,051,475 11/6/2025
CF Secured,
LLC 8.58%
Fidelity Wise Origin
Bitcoin 24,029,145 — (24,029,145) —
532,590,831 1/6/2026
Goldman Sachs
International 7.33% iShares Bitcoin Trust 98,594,010 (98,594,010) — —
182,265,830 12/8/2025
J.P. Morgan
Securities, LLC 7.33% iShares Bitcoin Trust 16,268,132 (16,251,029) (17,103) —
472,881,515 11/6/2025
Nomura Global
Financial
Products Inc. 10.33% iShares Bitcoin Trust 132,697,271 (132,697,271) — —
1,512,446,982 269,107,380
Total Unrealized
Appreciation
271,588,558
Total Unrealized
Depreciation
(2,481,178)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ETHER ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
ETHT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 4 .1%
Repurchase Agreements (a) — 4 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $7,739,871
(Cost $7,737,197) $ 7,737,197
$ 7,737,197
Total Investments — 4.1%
(Cost $7,737,197) 7,737,197
Other assets less liabilities — 95.9% 182,738,836
Net Assets — 100.0% $ 190,476,033
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 23,191,289
Aggregate gross unrealized depreciation (7,879,212)
Net unrealized appreciation $ 15,312,077
Federal income tax cost $ 7,737,197
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of May 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 1,968 6/27/2025 U.S. Dollar $ 254,905,200 $ (7,879,212)
Swap Agreements
a
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
62,608,819 11/6/2025
Goldman Sachs
International 8.83%
iShares Ethereum
Trust 20,825,170 (20,825,170) — —
63,869,061 12/8/2025
Nomura Global
Financial
Products Inc. 13.33%
iShares Ethereum
Trust 2,366,119 (2,366,119) — —
126,477,880 23,191,289
Total Unrealized
Appreciation
23,191,289
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2025 :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
SBIT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 34 .1%
Repurchase Agreements (a) — 34 .1%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $23,696,668
(Cost $23,688,488) $ 23,688,488
$ 23,688,488
Total Investments — 34.1%
(Cost $23,688,488) 23,688,488
Other assets less liabilities — 65.9% 45,704,361
Net Assets — 100.0% $ 69,392,849
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 907,818
Aggregate gross unrealized depreciation (27,772,024)
Net unrealized depreciation $ (26,864,206)
Federal income tax cost $ 23,688,488
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 114 6/27/2025 U.S. Dollar $ 59,924,100 $ 662,395
Swap Agreements
a
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(21,186,252) 6/20/2025
Barclays Bank
PLC (7.33)% iShares Bitcoin Trust 245,423 — — 245,423
(25,929,079) 1/5/2026
Goldman Sachs
International (4.33)% iShares Bitcoin Trust (13,677,994) — 13,677,994 —
(32,216,082) 11/6/2025
Nomura Global
Financial
Products Inc. (3.83)% iShares Bitcoin Trust (14,094,030) — 14,094,030 —
(79,331,413) (27,526,601)
Total Unrealized
Appreciation
245,423
Total Unrealized
Depreciation
(27,772,024)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ETHER ETF :: MAY 31, 2025
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
ETHD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 19 .5%
Repurchase Agreements (a) — 19 .5%
Repurchase Agreements
with various counterparties,
rates 3.5% - 4.33%, dated
5/30/2025, due 6/2/2025, total
to be received $4,291,757
(Cost $4,290,278) $ 4,290,278
$ 4,290,278
Total Investments — 19.5%
(Cost $4,290,278) 4,290,278
Other assets less liabilities — 80.5% 17,656,259
Net Assets — 100.0% $ 21,946,537
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2025, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,286,673
Aggregate gross unrealized depreciation (2,281,888)
Net unrealized depreciation $ (995,215)
Federal income tax cost $ 4,290,278
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of May 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 297 6/27/2025 U.S. Dollar $ 38,468,925 $ 1,150,728
Swap Agreements
a
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of May 31, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,898,248) 11/6/2025
Goldman Sachs
International (4.33)%
iShares Ethereum
Trust (2,281,888) — 2,281,888 —
(2,771,887) 12/8/2025
Nomura Global
Financial
Products Inc. (3.33)%
iShares Ethereum
Trust 135,945 (107,680) — 28,265
(4,670,135) (2,145,943)
Total Unrealized
Appreciation
135,945
Total Unrealized
Depreciation
(2,281,888)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 13
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

14 :: MAY 31, 2025 :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight ETF
Bitcoin &
Ether Market
Cap Weight
ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 4,962,308 $ 9,426,379 $ 1,703,058,326 $ 31,869,089 $ 54,526,206
Repurchase Agreements, at value 4,962,308 9,426,379 1,703,058,326 31,869,089 54,526,206
Cash 911,082 1,417,455 23,481,771 3,939,831 5,042,397
Segregated cash balances with brokers for futures
contracts 2,477,957 3,923,224 667,310,363 18,875,420 21,232,055
Segregated cash balances with custodian for swap
agreements — — 36,718,470 — —
Interest receivable 5,660 9,406 2,033,520 48,290 50,664
Receivable for capital shares issued — — 18,462,996 — 100
Receivable for variation margin on futures contracts — 36,293 17,348,582 — 983,659
Receivable from counterparty for non-exchange
traded swap agreements – – 9,384,744 – –
Total Assets 8,357,007 14,812,757 2,477,798,772 54,732,630 81,835,081
LIABILITIES:
Payable for capital shares redeemed — — — — 1,015,010
Payable to Advisor 6,325 11,659 1,980,934 44,021 60,046
Trustee fees payable 57 95 17,487 427 640
Compliance services fees payable 15 22 4,383 149 163
Payable for variation margin on futures contracts 24,470 — 10,987,211 963,885 —
Total Liabilities 30,867 11,776 12,990,015 1,008,482 1,075,859
NET ASSETS
$ 8,326,140 $ 14,800,981 $ 2,464,808,757 $ 53,724,148 $ 80,759,222
NET ASSETS CONSIST OF:
Paid in Capital $ 5,949,999 $ 10,020,543 $ 1,559,949,692 $ 71,520,221 $ 258,127,488
Distributable earnings (loss) 2,376,141 4,780,438 904,859,065 (17,796,073) (177,368,266)
NET ASSETS
$ 8,326,140 $ 14,800,981 $ 2,464,808,757 $ 53,724,148 $ 80,759,222
Shares (unlimited number of shares authorized, no par
value) 120,000 180,000 112,140,001 1,130,000 3,977,879
Net Asset Value $ 69.38 $ 82.23 $ 21.98 $ 47.54 $ 20.30

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2025 :: 15
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether
ETF
Ultra Bitcoin
ETF
Ultra Ether
ETF
UltraShort
Bitcoin ETF
UltraShort
Ether ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 1,972,193 $ 76,537,449 $ 7,737,197 $ 23,688,488 $ 4,290,278
Repurchase Agreements, at value 1,972,193 76,537,449 7,737,197 23,688,488 4,290,278
Cash 457,090 17,604,089 7,876,006 1,747,827 986,802
Segregated cash balances with brokers for futures
contracts 1,355,059 263,184,503 105,488,061 23,888,143 15,572,221
Segregated cash balances with custodian for swap
agreements — 525,468,528 47,010,000 49,738,710 3,620,000
Interest receivable 2,498 582,303 179,747 40,173 20,263
Receivable for capital shares issued — 4,478 211 599 355
Receivable for variation margin on futures contracts 70,490 50,598,741 2,204,808 3,978,639 3,377,207
Unrealized appreciation on non-exchange traded swap
agreements — 271,588,558 23,191,289 245,423 135,945
Total Assets 3,857,330 1,205,568,649 193,687,319 103,328,002 28,003,071
LIABILITIES:
Payable for capital shares redeemed — 43,882,524 1,981,349 6,111,600 3,761,989
Payable to Advisor 2,840 921,722 118,939 51,050 12,570
Trustee fees payable 23 7,168 838 400 74
Compliance services fees payable 7 1,482 170 79 13
Payable for variation margin on futures contracts — 1,161,039 1,109,990 — —
Unrealized depreciation on non-exchange traded swap
agreements — 2,481,178 — 27,772,024 2,281,888
Total Liabilities 2,870 48,455,113 3,211,286 33,935,153 6,056,534
NET ASSETS
$ 3,854,460 $ 1,157,113,536 $ 190,476,033 $ 69,392,849 $ 21,946,537
NET ASSETS CONSIST OF:
Paid in Capital $ 5,325,354 $ 758,191,370 $ 330,337,315 $ 122,440,173 $ 26,612,167
Distributable earnings (loss) (1,470,894) 398,922,166 (139,861,282) (53,047,324) (4,665,630)
NET ASSETS
$ 3,854,460 $ 1,157,113,536 $ 190,476,033 $ 69,392,849 $ 21,946,537
Shares (unlimited number of shares authorized, no par
value) 250,001 22,940,001 4,422,000 1,862,000 1,400,000
Net Asset Value $ 15.42 $ 50.44 $ 43.07 $ 37.27 $ 15.68

16 :: FOR THE PERIODS ENDED MAY 31, 2025 :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

CONSOLIDATED STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2025 :: 17
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether
Equal Weight
ETF
Bitcoin & Ether
Market Cap
Weight ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
Year Ended
May 31, 2025
INVESTMENT INCOME:
Interest $ 287,467 $ 413,014 $ 89,445,939 $ 2,853,006 $ 2,999,831
Total Investment Income 287,467 413,014 89,445,939 2,853,006 2,999,831
EXPENSES:
Advisory fees (Note 4) 72,328 104,541 20,763,608 693,865 764,627
Trustees fees and expenses (Note 5) 143 209 41,890 1,455 1,547
Compliance services fees (Note 4) 42 56 12,554 470 486
Interest expense 6,168 9,116 — 59,062 46,340
Total Gross Expenses before fees waived and/or
reimbursed 78,681 113,922 20,818,052 754,852 813,000
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (6,168) (9,116) — (59,062) —
Total Net Expenses   72,513 104,806 20,818,052 695,790 813,000
Net Investment Income (Loss) 214,954 308,208 68,627,887 2,157,216 2,186,831
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (28) (85) 59,010 747 630
Expiration or closing of futures contracts 993,031 2,940,551 941,278,778 (37,374,305) (35,901,538)
Expiration or closing of non-exchange traded swap
agreements — — 32,135,712 — —
Net realized gain (loss) 993,003 2,940,466 973,473,500 (37,373,558) (35,900,908)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — — (300,552) — —
Futures contracts (120,637) (87,338) (114,843,040) (1,244,278) 2,389,991
Non-exchange traded swap agreements — — (4,135,135) — —
Change in net unrealized appreciation/depreciation (120,637) (87,338) (119,278,727) (1,244,278) 2,389,991
Net realized and unrealized gain (loss) 872,366 2,853,128 854,194,773 (38,617,836) (33,510,917)
Change in Net Assets Resulting from Operations $ 1,087,320 $ 3,161,336 $ 922,822,660 $ (36,460,620) $ (31,324,086)

18 :: FOR THE PERIODS ENDED MAY 31, 2025 :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether ETF Ultra Bitcoin ETF Ultra Ether ETF
UltraShort
Bitcoin ETF
UltraShort Ether
ETF
Year Ended
May 31, 2025
Year Ended
May 31, 2025
June 7, 2024
*
through May 31,
2025
Year Ended
May 31, 2025
June 7, 2024
*
through May 31,
2025
INVESTMENT INCOME:
Interest $ 132,294 $ 11,248,546 $ 2,283,106 $ 621,780 $ 204,206
Total Investment Income 132,294 11,248,546 2,283,106 621,780 204,206
EXPENSES:
Advisory fees (Note 4) 33,333 7,171,356 844,271 382,453 68,537
Trustees fees and expenses (Note 5) 70 13,602 1,466 754 133
Compliance services fees (Note 4) 22 3,194 329 172 26
Interest expense 2,259 201,110 59,837 5,603 2,608
Excise tax 9 — — 203 —
Total Gross Expenses before fees waived and/or
reimbursed 35,693 7,389,262 905,903 389,185 71,304
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (2,259) — (68,758) — —
Total Net Expenses   33,434 7,389,262 837,145 389,185 71,304
Net Investment Income (Loss) 98,860 3,859,284 1,445,961 232,595 132,902
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (43) (663) (879) (48) (42)
Expiration or closing of futures contracts 37,914 113,037,984 (175,334,742) (15,430,749) 3,658,064
Expiration or closing of non-exchange traded swap
agreements — 96,029,440 18,740,234 (12,093,071) (6,063,611)
Net realized gain (loss) 37,871 209,066,761 (156,595,387) (27,523,868) (2,405,589)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — (6,026) — — —
Futures contracts 134,252 (35,447,835) (7,879,212) 662,395 1,150,728
Non-exchange traded swap agreements — 267,229,119 23,191,289 (24,509,454) (2,145,943)
Change in net unrealized appreciation/depreciation 134,252 231,775,258 15,312,077 (23,847,059) (995,215)
Net realized and unrealized gain (loss) 172,123 440,842,019 (141,283,310) (51,370,927) (3,400,804)
Change in Net Assets Resulting from Operations $ 270,983 $ 444,701,303 $ (139,837,349) $ (51,138,332) $ (3,267,902)
* Commencement of investment operations.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 19
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

20 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Market Cap Weight
ETF Bitcoin ETF
Year Ended May
31, 2025
September 29,
2023
*
through May 31,
2024
Year Ended May
31, 2025
September 29,
2023
*
through May 31,
2024
Year Ended May
31, 2025
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 214,954 $ 78,914 $ 308,208 $ 107,956 $ 68,627,887 $ 61,733,415
Net realized gain (loss) 993,003 1,925,434 2,940,466 2,840,875 973,473,500 1,253,543,285
Change in net unrealized
appreciation/depreciation (120,637) (44,239) (87,338) (104,075) (119,278,727) 30,811,852
Change in net assets resulting
from operations 1,087,320 1,960,109 3,161,336 2,844,756 922,822,660 1,346,088,552
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (822,157) (500,993) (2,027,980) (685,877) (1,191,193,524) (473,264,643)
Tax return of capital (77,373) — — — — —
Total distributions (899,530) (500,993) (2,027,980) (685,877) (1,191,193,524) (473,264,643)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,500,181 4,605,590 8,025,979 6,899,016 2,823,550,929 2,496,095,742
Cost of shares redeemed (5,973,559) (851,878) (2,499,581) (1,314,268) (2,169,545,118) (2,180,988,858)
Change in net assets resulting
from capital transactions 2,526,622 3,753,712 5,526,398 5,584,748 654,005,811 315,106,884
Change in net assets 2,714,412 5,212,828 6,659,754 7,743,627 385,634,947 1,187,930,793
NET ASSETS:
Beginning of period $ 5,611,728 $ 398,900 $ 8,141,227 $ 397,600 $ 2,079,173,810 $ 891,243,017
End of period $ 8,326,140 $ 5,611,728 $ 14,800,981 $ 8,141,227 $ 2,464,808,757 $ 2,079,173,810
SHARE TRANSACTIONS:
Beginning of period 70,000 10,000 100,000 10,000 76,100,001 57,380,001
Issued 130,000 70,000 110,000 110,000 135,080,000 115,630,000
Redeemed (80,000) (10,000) (30,000) (20,000) (99,040,000) (96,910,000)
Shares outstanding, end of
period 120,000 70,000 180,000 100,000 112,140,001 76,100,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 21
PROSHARES TRUST
See accompanying notes to the financial statements.
Ether ETF Short Bitcoin ETF Short Ether ETF
Year Ended May
31, 2025
September 29,
2023
*
through May 31,
2024
Year Ended May
31, 2025
Year Ended May
31, 2024
Year Ended May
31, 2025
November 1,
2023
*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,157,216 $ 909,276 $ 2,186,831 $ 2,741,552 $ 98,860 $ 42,500
Net realized gain (loss) (37,373,558) 21,526,377 (35,900,908) (75,217,750) 37,871 (1,600,922)
Change in net unrealized
appreciation/depreciation (1,244,278) (24,349) 2,389,991 1,711,252 134,252 (25,853)
Change in net assets resulting
from operations (36,460,620) 22,411,304 (31,324,086) (70,764,946) 270,983 (1,584,275)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (895,566) (2,852,776) (1,785,416) (2,221,531) (141,559) (16,047)
Tax return of capital (6,229,293) — — — — —
Total distributions (7,124,859) (2,852,776) (1,785,416) (2,221,531) (141,559) (16,047)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 51,447,176 101,653,423 283,667,396 280,756,570 13,785,846 10,737,031
Cost of shares redeemed (56,343,213) (19,407,887) (248,545,977) (228,889,524) (16,985,710) (2,211,809)
Change in net assets resulting
from capital transactions (4,896,037) 82,245,536 35,121,419 51,867,046 (3,199,864) 8,525,222
Change in net assets (48,481,516) 101,804,064 2,011,917 (21,119,431) (3,070,440) 6,924,900
NET ASSETS:
Beginning of period $ 102,205,664 $ 401,600 $ 78,747,305 $ 99,866,736 $ 6,924,900 $ —
End of period $ 53,724,148 $ 102,205,664 $ 80,759,222 $ 78,747,305 $ 3,854,460 $ 6,924,900
SHARE TRANSACTIONS:
Beginning of period 1,250,000 10,000 2,084,000
(b)
924,000
(b)
410,001 —
Issued 880,000 1,530,000 10,488,000
(b)
4,996,000
(b)
770,000 540,001
Redeemed (1,000,000) (290,000) (8,594,121)
(b)
(3,836,000)
(b)
(930,000) (130,000)
Shares outstanding, end of
period 1,130,000 1,250,000 3,977,879 2,084,000
(b)
250,001 410,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.

22 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Bitcoin ETF Ultra Ether ETF UltraShort Bitcoin ETF
Year Ended May
31, 2025
April 1, 2024
*
through May 31,
2024
June 7, 2024
*
through May 31,
2025
Year Ended May
31, 2025
April 1, 2024
*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,859,284 $ 296,444 $ 1,445,961 $ 232,595 $ 23,819
Net realized gain (loss) 209,066,761 1,343,157 (156,595,387) (27,523,868) 1,144,718
Change in net unrealized appreciation/
depreciation 231,775,258 (536,585) 15,312,077 (23,847,059) (3,017,147)
Change in net assets resulting from
operations 444,701,303 1,103,016 (139,837,349) (51,138,332) (1,848,610)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (46,803,348) (61,241) (23,933) (54,131) (6,251)
Tax return of capital — — — (3,402) —
Total distributions (46,803,348) (61,241) (23,933) (57,533) (6,251)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,065,157,919 227,130,875 366,681,544 408,570,624 22,968,613
Cost of shares redeemed (522,883,350) (11,231,638) (36,741,329) (298,471,173) (10,624,489)
Change in net assets resulting from capital
transactions 542,274,569 215,899,237 329,940,215 110,099,451 12,344,124
Change in net assets 940,172,524 216,941,012 190,078,933 58,903,586 10,489,263
NET ASSETS:
Beginning of period $ 216,941,012 $ — $ 397,100 $ 10,489,263 $ —
End of period $ 1,157,113,536 $ 216,941,012 $ 190,476,033 $ 69,392,849 $ 10,489,263
SHARE TRANSACTIONS:
Beginning of period 6,210,001 — 2,000
(b)
56,000
(b)
—
Issued 30,930,000 6,550,001 5,182,000
(b)
6,376,000
(b)
110,000
(b)
Redeemed (14,200,000) (340,000) (762,000)
(b)
(4,570,000)
(b)
(54,000)
(b)
Shares outstanding, end of period 22,940,001 6,210,001 4,422,000
(b)
1,862,000
(b)
56,000
(b)
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective June 12, 2025.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 23
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Ether
ETF
June 7, 2024
*
through May 31,
2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 132,902
Net realized gain (loss) (2,405,589)
Change in net unrealized appreciation/depreciation (995,215)
Change in net assets resulting from operations (3,267,902)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (1,780,627)
Total distributions (1,780,627)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 96,509,061
Cost of shares redeemed (69,915,095)
Change in net assets resulting from capital transactions 26,593,966
Change in net assets 21,545,437
NET ASSETS:
Beginning of period $ 401,100
End of period $ 21,946,537
SHARE TRANSACTIONS:
Beginning of period 10,000
Issued 3,720,000
Redeemed (2,330,000)
Shares outstanding, end of period 1,400,000
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

24 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

25 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight ETF
Year ended
May 31, 2025
$ 80.17 $ 1.90 $ (3.33) (i) $ 0.01 $ (1.42) $ (8.69) $ — $ (0.68) $ (9.37) $ 69.38 (1.06) % (1.07) % 1.03% 0.95% 2.74% 2.82% $ 8,326 N/A
September 29,
2023* through May
31, 2024
39.89 1.67 46.11 0.01 47.79 (7.51) — — (7.51) 80.17 122.96 123.38 1.01 0.95 3.56 3.62 5,612 N/A
Bitcoin & Ether Market Cap Weight ETF
Year ended
May 31, 2025
81.41 2.09 13.88 0.01 15.98 (15.16) — — (15.16) 82.23 23.90 23.68 1.04 0.95 2.72 2.80 14,801 N/A
September 29,
2023* through May
31, 2024
39.76 1.70 48.07 0.01 49.78 (8.13) — — (8.13) 81.41 127.76 128.49 1.00 0.95 3.53 3.58 8,141 N/A
*
Commencement of investment operations.

26 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin ETF
Year ended
May 31, 2025
$ 27.32 $ 0.67 $ 6.67 $ — (h) $ 7.34 $ (12.68) $ — $ — $ (12.68) $ 21.98 44.55% 44.97% 0.95% 0.95% 3.14% 3.14% $ 2,464,809 N/A
Year ended
May 31, 2024
15.53 0.80 16.86 0.01 17.67 (5.88) — — (5.88) 27.32 129.88 129.71 0.95 0.95 3.82 3.82 2,079,174 N/A
Year ended
May 31, 2023
19.66 0.16 (3.16) — (h) (3.00) (1.13) — — (1.13) 15.53 (15.27) (15.21) 0.95 0.95 1.20 1.20 891,243 N/A
October 18, 2021*
through May 31,
2022
40.00 (0.15) (20.20) 0.01 (20.34) — — — — 19.66 (50.85) (50.93) 0.96 0.96 (0.88) (0.88) 823,923 N/A
Ether ETF
Year ended
May 31, 2025
81.76 1.63 (30.39) 0.01 (28.75) (0.75) — (4.72) (5.47) 47.54 (36.74) (36.77) 1.03 0.95 2.87 2.95 53,724 N/A
September 29,
2023* through May
31, 2024
40.16 1.65 43.42 0.02 45.09 (3.49) — — (3.49) 81.76 114.09 114.26 1.00 0.95 3.55 3.61 102,206 N/A
*
Commencement of investment operations.

27 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Bitcoin ETF
Year ended
May 31, 2025†
$ 37.79 $ 0.74 $ (17.54) $ 0.02 $ (16.78) $ (0.71) $ — $ — $ (0.71) $ 20.30 (45.09) % (45.02) % 1.01% 1.01% 2.72% 2.72% $ 80,759 N/A
Year ended
May 31, 2024†
108.08 2.19 (70.27) 0.04 (68.04) (2.25) — — (2.25) 37.79 (64.05) (64.09) 1.03 0.99 3.49 3.54 78,747 N/A
June 19, 2022*
through May 31,
2023 †
202.75 1.41 (95.72) 0.09 (94.22) (0.45) — — (0.45) 108.08 (46.52) (46.53) 1.33 0.95 0.64 1.02 99,867 N/A
Short Ether ETF
Year ended
May 31, 2025
16.89 0.51 (0.98) (i) 0.02 (0.45) (1.02) — — (1.02) 15.42 (4.33) (3.97) 1.02 0.95 2.75 2.82 3,854 N/A
November 1,
2023* through May
31, 2024
40.00 0.45 (23.29) 0.01 (22.83) (0.28) — — (0.28) 16.89 (57.35) (57.42) 1.03 0.95 3.60 3.67 6,925 N/A
*
Commencement of investment operations.

28 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Bitcoin ETF
Year ended
May 31, 2025
$ 34.93 $ 0.21 $ 17.34 $ 0.01 $ 17.56 $ (2.05) $ — (h) $ — $ (2.05) $ 50.44 50.86% 50.60% 0.98% 0.98% 0.51% 0.51% $ 1,157,114 N/A
April 1, 2024*
through May 31,
2024
40.00 0.08 (5.14) (i) 0.01 (5.05) (0.02) — — (0.02) 34.93 (12.64) (12.55) 0.95 0.95 1.41 1.41 216,941 N/A
Ultra Ether ETF
June 7, 2024*
through May 31,
2025 †
198.55 0.95 (156.44) 0.03 (155.46) (0.02) — — (0.02) 43.07 (78.30) (78.29) 1.02 0.94 1.55 1.63 190,476 N/A
*
Commencement of investment operations.

29 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
UltraShort Bitcoin ETF
Year ended
May 31, 2025†
$ 187.31 $ 0.36 $ (150.03) $ 0.11 $ (149.56) $ (0.47) $ — $ (0.01) $ (0.48) $ 37.27 (80.05) % (80.09) % 0.97% 0.97% 0.58% 0.58% $ 69,393 N/A
April 1, 2024*
through May 31,
2024 †
200.00 0.55 (13.19) 0.10 (12.54) (0.15) — — (0.15) 187.31 (6.30) (6.28) 0.95 0.95 1.55 1.55 10,489 N/A
UltraShort Ether ETF
June 7, 2024*
through May 31,
2025
40.11 0.56 (14.00) 0.07 (13.37) (11.06) — — (11.06) 15.68 (49.99) (50.07) 0.99 0.99 1.84 1.84 21,947 N/A
*
Commencement of investment operations.

30 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
(i) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.
‡ Includes interest expense, if any, for the period or year ended as follows:
May 31, 2025 May 31, 2024
Bitcoin & Ether Equal Weight ETF 0.08% 0.06%
Bitcoin & Ether Market Cap Weight ETF 0.08% 0.05%
Ether ETF 0.08% 0.05%
Short Bitcoin ETF 0.06% 0.04%
Short Ether ETF 0.06% 0.07%
Ultra Bitcoin ETF 0.03% 0.00%
Ultra Ether ETF 0.07% N/A
UltraShort Bitcoin ETF 0.01% 0.00%
UltraShort Ether ETF 0.03% N/A

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 31
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

32 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 131 operational funds. These accompanying Notes to Financial Statements relate to the ProShares Bitcoin & Ether Equal Weight ETF (formerly known as ProShares Bitcoin & Ether Equal Weight Strategy
ETF), ProShares Bitcoin & Ether Market Cap Weight ETF (formerly known as ProShares Bitcoin & Ether Market Cap Weight Strat-
egy ETF), ProShares Bitcoin ETF (formerly known as ProShares Bitcoin Strategy ETF), ProShares Ether ETF (formerly known as
ProShares Ether Strategy ETF), ProShares Short Bitcoin ETF (formerly known as ProShares Short Bitcoin Strategy ETF), Pro-
Shares Short Ether ETF (formerly known as ProShares Short Ether Strategy ETF), ProShares Ultra Bitcoin ETF, ProShares Ultra
Ether ETF, ProShares UltraShort Bitcoin ETF, and ProShares UltraShort Ether ETF, the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Fi-
nancial Accounting Standards Codification Topic 946 – Financial Services – Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act.
ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF, and
ProShares Ether ETF are each actively managed ("Actively Managed Funds"). ProShares Short Bitcoin ETF, ProShares Short Ether
ETF, ProShares Ultra Bitcoin ETF, ProShares Ultra Ether ETF, ProShares UltraShort Bitcoin ETF, and ProShares UltraShort Ether
ETF each seek daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
In this reporting period, the Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in it's prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 33
PROSHARES TRUST
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typi-
cally categorized as Level 2 in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
Commodity futures contracts are generally valued at the official futures settlement price. These valuations are typically catego-
rized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2025, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable
Inputs
A
Total
A
Futures
Contracts*
A
Repurchase
Agreements
A
Swap Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Bitcoin & Ether Equal Weight ETF ............ $ (164,876) $ 4,962,308 $ — $ 4,962,308 $ (164,876)
Bitcoin & Ether Market Cap Weight ETF ........ (191,413) 9,426,379 — 9,426,379 (191,413)
Bitcoin ETF ........................... (112,306,338) 1,703,058,326 — 1,703,058,326 (112,306,338)
Ether ETF ............................. (1,268,627) 31,869,089 — 31,869,089 (1,268,627)
Short Bitcoin ETF ....................... 3,078,859 54,526,206 — 54,526,206 3,078,859
Short Ether ETF ........................ 108,399 1,972,193 — 1,972,193 108,399
Ultra Bitcoin ETF ....................... (37,868,707) 76,537,449 269,107,380 76,537,449 231,238,673
Ultra Ether ETF ......................... (7,879,212) 7,737,197 23,191,289 7,737,197 15,312,077
UltraShort Bitcoin ETF .................... 662,395 23,688,488 (27,526,601) 23,688,488 (26,864,206)
UltraShort Ether ETF ..................... 1,150,728 4,290,278 (2,145,943) 4,290,278 (995,215)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

34 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the year ended May 31, 2025, there were no Level 3 securities for which significant unobservable inputs were used to deter-
mine fair value, nor were there any transfers in or out of Level 3 securities for the  year.
Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term in-
vestments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 3.50%,
dated
05/30/2025
due
06/02/2025
(a)
Bank of
America
Securities,
Inc., 4.00%,
dated
05/30/2025
due
06/02/2025
(b)
Bank of
America
Securities,
Inc., 4.33%,
dated
05/30/2025
due
06/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.20%, dated
05/30/2025
due
06/02/2025
(d)
BNP Paribas
Securities
Corp.,
4.32%, dated
05/30/2025
due
06/02/2025
(e)
CF Secured,
LLC, 4.32%,
dated
05/30/2025
due
06/02/2025
(f)
Natixis New
York Branch,
4.20%, dated
05/30/2025
due
06/02/2025
(g)
Natixis New
York Branch,
4.33%, dated
05/30/2025
due
06/02/2025
(h)
Total
Bitcoin & Ether Equal
Weight ETF
...
$ 656,347
$ 765,737 $ 382,869 $ 328,174 $ 54,696 $ 1,133,619 $ 546,955 $ 1,093,911 $ 4,962,308
Bitcoin & Ether Market
Cap Weight ETF
1,246,793
1,454,592 727,296 623,398 103,899 2,153,418 1,038,994 2,077,989 9,426,379
Bitcoin ETF
.....
225,257,390
262,800,288 131,400,144 112,628,695 18,771,449 389,056,886 187,714,491 375,428,983 1,703,058,326
Ether ETF
......
4,215,210
4,917,745 2,458,872 2,107,605 351,267 7,280,366 3,512,675 7,025,349 31,869,089
Short Bitcoin ETF
.
7,211,985
8,413,982 4,206,991 3,605,993 600,999 12,456,294 6,009,987 12,019,975 54,526,206
Short Ether ETF
..
260,855
304,330 152,165 130,428 21,738 450,540 217,379 434,758 1,972,193
Ultra Bitcoin ETF
.
10,123,333
11,810,554 5,905,277 5,061,667 843,611 17,484,675 8,436,111 16,872,221 76,537,449
Ultra Ether ETF
..
1,023,371
1,193,932 596,967 511,686 85,281 1,767,532 852,809 1,705,619 7,737,197
UltraShort Bitcoin ETF
3,133,191
3,655,390 1,827,695 1,566,595 261,098 5,411,541 2,610,993 5,221,985 23,688,488
UltraShort Ether ETF
567,460
662,036 331,018 283,731 47,288 980,096 472,883 945,766 4,290,278
$ 253,695,935 $ 295,978,586 $ 147,989,294 $ 126,847,972 $ 21,141,326 $ 438,174,967 $ 211,413,277 $ 422,826,556 $ 1,918,067,913
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.50%, due 8/15/2027 to 11/15/2054; U.S. Treasury Notes, 4.63% to 4.75%, due 7/31/2025 to 6/15/2027, which had an aggregate value at the Trust level of $612,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2026 to 11/15/2050; U.S. Treasury Notes, 1.25% to 4.13%, due 2/28/2027 to 3/31/2028, which had an aggregate value at the Trust level of $714,000,011.
(c) U.S. Treasury Bonds, 0% to 6.13%, due 8/15/2025 to 2/15/2055; U.S. Treasury Notes, 2.38% to 2.38%, due 10/15/2028 to 10/15/2028, which had an aggregate value at the Trust level of $357,000,011.
(d) U.S. Treasury Bills, 0%, due 8/28/2025 to 4/16/2026; U.S. Treasury Notes, 0.13%  to 4.25%, due 10/31/2025 to 7/15/2030, which had an aggregate value at the Trust level of $306,000,005.
(e) U.S. Treasury Bonds, 4.5%, due 2/15/2044, which had an aggregate value at the Trust level of $51,000,074.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 35
PROSHARES TRUST
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the
Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse re-
purchase technique only when it will be to the Funds advantage to do so. The Funds will segregate with their custodian bank cash or liquid instruments equal in value to the Funds' obligations with respect to reverse repurchase agreements.
As of May 31, 2025, the funds had no outstanding reverse repurchase agreements. The average daily balances of the reverse repur-
chase agreements and the weighted average interest rates during the period ended May 31, 2025 are displayed in the below table.
Debt Instruments
The Funds may invest in debt instruments, including U.S. government securities, Foreign and U.S. investment grade corporate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and reg-
ulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including inves-
tor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The
Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regu-
lations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity
Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio Invest-
ments. The Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
(f) U.S. Treasury Bills, 0%, due 7/10/2025; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 5/15/2055; U.S. Treasury Notes, 0.13% to 5%,
due 6/30/2025 to 2/15/2035, which had an aggregate value at the Trust level of $1,057,406,106.
(g) U.S. Treasury Bills, 0%, due 9/25/2025 to 1/22/2026; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 2/15/2050; U.S. Treasury Notes,
0.38% to 4.43%, due 7/31/2025 to 8/15/2033, which had an aggregate value at the Trust level of $510,178,528.
(h) U.S. Treasury Bills, 0%, due 6/26/2025 to 10/30/2025; U.S. Treasury Bonds, 0% to 5.50%, due 2/15/2028 to 8/15/2054; U.S. Treasury Notes,
0% to 4.88%, due 12/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,020,368,105.
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Bitcoin & Ether Equal Weight ETF ........................................ $ 130,303 4.67%
Bitcoin & Ether Market Cap Weight ETF ................................... 194,904 4.61
Bitcoin ETF ......................................................... 34,021,172 4.77
(a)
Ether ETF .......................................................... 1,194,663 4.88
Short Bitcoin ETF .................................................... 956,513 4.78
Short Ether ETF ..................................................... 48,096 4.63
Ultra Bitcoin ETF ..................................................... 4,222,618 4.70
Ultra Ether ETF ...................................................... 1,275,454 4.69
UltraShort Bitcoin ETF ................................................ 123,229 4.48
UltraShort Ether ETF .................................................. 56,674 4.60
(a) The weighted average interest rate on reverse repurchase agreements for this fund is paid for by the Advisor and is not a direct fund expense.

36 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Consolidated Statement of Assets and Liabilities. Information concerning the value of and amounts due under Repurchase and Reverse Repurchase Agreement transactions may be found on each Fund’s Consolidated
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collat-
eralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto futures. The Funds may also invest in back-month crypto futures con-
tracts. Front-month crypto futures contracts are those contracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity.
The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the
U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 25% to 30% of the contract amount for commodity futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the commodity underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 37
PROSHARES TRUST
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpar-
ty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.

38 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2025 contractually terminate within 8 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the
Consolidated Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.
The Actively Managed Funds' investment objectives are to correspond to the performance of bitcoin or ether or a combination thereof. The other Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis and the derivatives utilized are aligned to the same primary risk. The primary risks for the Funds are Bitcoin and/or Ether risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin on
Futures contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal
Weight ETF
$ —
Bitcoin & Ether Equal
Weight ETF $ 164,876
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market
Cap Weight ETF
—
Bitcoin & Ether Market
Cap Weight ETF 191,413
Bitcoin ETF
Bitcoin ETF
—
Bitcoin ETF 112,306,338
Ether ETF
Ether ETF
—
Ether ETF 1,268,627
Short Bitcoin ETF
Short Bitcoin ETF
3,078,859
Short Bitcoin ETF —
Short Ether ETF
Short Ether ETF
108,399
Short Ether ETF —
Ultra Bitcoin ETF
Ultra Bitcoin ETF
271,588,558
Ultra Bitcoin ETF 40,349,885
Ultra Ether ETF
Ultra Ether ETF
23,191,289
Ultra Ether ETF 7,879,212
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
907,818
UltraShort Bitcoin ETF 27,772,024
UltraShort Ether ETF
UltraShort Ether ETF
1,286,673
UltraShort Ether ETF 2,281,888
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 39
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Year Ended May 31, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal Weight ETF $ 993,031 $ (120,637)
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market Cap Weight ETF 2,940,551 (87,338)
Bitcoin ETF
Bitcoin ETF 973,414,490 (118,978,175)
Ether ETF
Ether ETF (37,374,305) (1,244,278)
Short Bitcoin ETF
Short Bitcoin ETF (35,901,538) 2,389,991
Short Ether ETF
Short Ether ETF 37,914 134,252
Ultra Bitcoin ETF
Ultra Bitcoin ETF 209,067,424 231,781,284
Ultra Ether ETF
Ultra Ether ETF
(a)
(156,594,508) 15,312,077
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF (27,523,820) (23,847,059)
UltraShort Ether ETF
UltraShort Ether ETF
(a)
(2,405,547) (995,215)
(a) Commencement of investment operations from June 7, 2024 through May 31, 2025.

40 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primari-
ly due to reclassification on the sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2024 (the Funds’ most recent tax year end), the Funds did not utilize CLCFs and/or elect to defer late-year ordinary losses.
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin & Ether Equal
Weight ETF
.......
$ 773,873 $ — $ 77,373 $ 851,246 $ — $ — $ — $ —
Bitcoin & Ether Market
Cap Weight ETF
....
1,551,477 — — 1,551,477 — — — —
Bitcoin ETF
.........
963,637,410 — — 963,637,410 161,975,602 — — 161,975,602
Ether ETF
..........
1,569,850 — 6,229,293 7,799,143 — — — —
Short Bitcoin ETF
....
2,010,266 — — 2,010,266 1,432,433 — — 1,432,433
Short Ether ETF
.....
60,743 — — 60,743 — — — —
Ultra Bitcoin ETF
.....
409,083 — — 409,083 — — — —
Ultra Ether ETF
......
1,218 — — 1,218 — — — —
UltraShort Bitcoin ETF
.
36,449 — 3,402 39,851 — — — —
UltraShort Ether ETF
..
195,385 — — 195,385 — — — —
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight ETF
.....
$ — $ — $ — $ (1,637,754)
Bitcoin & Ether Market Cap Weight ETF
.
100,836 — (10) (1,057,112)
Bitcoin ETF
......................
307,269,921 — (743,956) (1,219,409,789)
Ether ETF
.......................
— — (73) (46,271,025)
Short Bitcoin ETF
.................
172,567 — (4,571) (160,792,873)
Short Ether ETF
..................
4,203 — (15) (866,541)
Ultra Bitcoin ETF
..................
98,408 — — (9,492,600)
Ultra Ether ETF
...................
53 — (86) (11,043,414)
UltraShort Bitcoin ETF
..............
— — (4,618,933) (5,350,810)
UltraShort Ether ETF
...............
186,518 — (12) (475,157)
No Expiration Date
A
Bitcoin & Ether Market Cap Weight ETF
.............................................................
$ 10
Bitcoin ETF
..................................................................................
743,956
Ether ETF
...................................................................................
73
Short Bitcoin ETF
.............................................................................
4,571
Short Ether ETF
..............................................................................
15
Ultra Ether ETF
...............................................................................
86
UltraShort Bitcoin ETF
..........................................................................
4,618,933
UltraShort Ether ETF
...........................................................................
12

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 41
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement. The
Funds pay the Advisor a monthly fee, accrued daily at an annualized rate of 0.95% based on average daily net assets for invest-
ment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, gen-
erally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in ProShares Bitcoin ETF), fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent
Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in con-
nection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to contractually waive expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants through September 30, 2025 in ProShares Bitcoin & Ether Equal
Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF, ProShares Short Ether ETF, and Proshares
Ultra Ether ETF.  These waivers are non-recoupable. After such date, the contractual waiver may be terminated or revised by the
Advisor. In addition, the Advisor has agreed to waive fees and to reimburse expenses to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.94% through September 30,
2025, for ProShares Ultra Ether ETF. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees”.
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees and expenses of the counsel to the Independent Trustees, is reflected on the Consolidated Statements of Operations as “Trustees Fees and expenses”.
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable

42 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the year ended May 31, 2025, there were no securities purchased or proceeds from sales of securities excluding short-term securities and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consoli-
dated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the
Funds include the accounts of each Fund's wholly-owned Subsidiary organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2025, the Fund, it’s related Subsidiary and the total net assets of the Subsidiary as a percentage of the total net assets of it’s related Fund are displayed below:
10. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Consolidated Statements of Changes in Net Assets and per share data presented in the Consolidated Financial
Highlights have been adjusted retroactively to give effect to share splits, as reflected in the following table.
For the periods ended
A
May 31, 2025
A
May 31, 2024
A
Bitcoin & Ether Equal Weight ETF
(a)
.................................................
$ 1,369 $ 532
Bitcoin & Ether Market Cap Weight ETF
(a)
............................................
1,067 751
Bitcoin ETF ...................................................................
488,336 453,191
Ether ETF
(a)
...................................................................
11,156 11,533
Short Bitcoin ETF ..............................................................
52,937 50,750
Short Ether ETF
(b)
..............................................................
3,088 1,290
Ultra Bitcoin ETF
(c)
..............................................................
155,974 23,016
Ultra Ether ETF
(d)
...............................................................
40,720 —
UltraShort Bitcoin ETF
(c)
.........................................................
71,339 3,325
UltraShort Ether ETF
(d)
...........................................................
16,619 —
(a) Commencement of investment operations from September 29, 2023 through May 31, 2024.
(b) Commencement of investment operations from November 1, 2023 through May 31, 2024.
(c) Commencement of investment operations from April 1, 2024 through May 31, 2024.
(d) Commencement of investment operations from June 7, 2024 through May 31, 2025.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Equal Weight ETF Cayman Bitcoin & Ether Equal Weight Strategy Portfolio 40.46%
Bitcoin & Ether Market Cap Weight ETF Cayman Bitcoin & Ether Strategy Portfolio 36.38
Bitcoin ETF Cayman Bitcoin Strategy Portfolio 29.97
Ether ETF Cayman Ether Strategy Portfolio 40.75
Short Bitcoin ETF Cayman Bitcoin Inverse Strategy Portfolio 33.80
Short Ether ETF Cayman Short Ether Strategy Portfolio 48.85
Ultra Bitcoin ETF Cayman Ultra Bitcoin Portfolio 28.39
Ultra Ether ETF Cayman Ultra Ether Portfolio 60.18
UltraShort Bitcoin ETF Cayman UltraShort Bitcoin Portfolio 41.73
UltraShort Ether ETF Cayman UltraShort Ether Portfolio 86.83
Effective Date
ED
Type of Split
ED
Short Bitcoin ETF ....................................................... November 7, 2024 1-for-5 reverse stock split
Ultra Ether ETF ......................................................... June 12, 2025 1-for-5 reverse stock split
UltraShort Bitcoin ETF ................................................... June 12, 2025 1-for-5 reverse stock split

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 43
PROSHARES TRUST
11. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin or ether futures and/or swap agreements). Invest-
ing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of market traded securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and econom-
ic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Bitcoin Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF,
ProShares Short Bitcoin ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF do not invest directly in Bit-
coin. The Funds invest in Bitcoin futures and swap agreements.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of

44 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Ether Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF,
ProShares Ultra Ether ETF, ProShares UltraShort Ether ETF, and ProShares Short Ether ETF do not invest directly in Ether.
The Funds invest in Ether futures.
Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the
Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additional-
ly, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation
(including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethere-
um Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trad-
ing in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the
Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (as described above)
or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Ether futures

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 45
PROSHARES TRUST
typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Borrowing Risk
Each fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Correlation Risk
ProShares Short Bitcoin ETF, ProShares Short Ether ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin
ETF are subject to correlation risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse cor-
relation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instru-
ments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. At May 31, 2025, the ProShares Ultra Bitcoin ETF Fund and ProShares Ultra
Ether ETF have net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illi-
quidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and

46 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Active Management Risk
The performance of actively managed funds (ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market
Cap Weight ETF, ProShares Bitcoin  ETF and ProShares Ether ETF) reflect, in part, the ability of the Advisor to select invest-
ments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Market and Volatility Risk
The prices of bitcoin and bitcoin futures and ether and ether futures have historically been highly volatile. The value of the
Fund’s inverse exposure to bitcoin futures or ether futures – and therefore the value of an investment in the Fund – could de-
cline significantly and without warning, including to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2025 :: 47
PROSHARES TRUST
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the
Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
12. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.

48 :: MAY 31, 2025 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
13. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 49
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, of each of the funds listed in the table below (ten of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2025, the related consolidated statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consol-
idated financial highlights for each of the periods indicated in the table below (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidat-
ed financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. We believe
that
our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 25, 2025
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Bitcoin & Ether Equal Weight ETF(a)
Bitcoin & Ether Market Cap Weight ETF(a)
Bitcoin ETF(b)
Ether ETF(a)
Short Bitcoin ETF(b)
Short Ether ETF(c)
Ultra Bitcoin ETF(d)
Ultra Ether ETF(e)
UltraShort Bitcoin ETF(d)
UltraShort Ether ETF(e)
(a) Consolidated statement of operations for the year ended May 31, 2025 and consolidated statement of changes in net assets and the consolidated financial highlights for the year ended May 31, 2025 and the period September 29, 2023 (commencement of investment operations) through May 31, 2024.
(b) Consolidated statement of operations for the year ended May 31, 2025 consolidated statement of changes in net assets for the years ended May 31, 2025 and
2024 and consolidated financial highlights for each of the periods indicated therein.
(c) Consolidated statement of operations for the year ended May 31, 2025 and consolidated statement of changes in net assets and the consolidated financial highlights for the year ended May 31, 2025 and for the period November 1, 2023 (commencement of investment operations) through May 31, 2024.
(d) Consolidated statement of operations for the year ended May 31, 2025 and consolidated statement of changes in net assets and the consolidated financial highlights for the year ended May 31, 2025 and for the period April 1, 2024 (commencement of investment operations) through May 31, 2024.
(e) Consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period June 7, 2024
(commencement of investment operations) through May 31, 2025.

50 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2024 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2024.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

Form N-CSR – Items 8-11 (unaudited) :: 51
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Ultra Ether ETF and Proshares UltraShort Ether ETF (on June 5, 2024) approved by written consent (i) the Investment Advisory and Management Agreement between the Registrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and (iii) the Distribution Agreement between the Reg-
istrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of
Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
None.

© 2025 ProShare Advisors LLC. All rights reserved.
PSCAN0525
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by
ProShares . ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no epresentation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND
BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
        (a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s Rules and Forms.
        (b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
        (a)           Not applicable.
        (b)           Not applicable.
Item 19. Exhibits.
        (a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
        (a)(2)      Not applicable.
        (a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
        (a)(4)      Not applicable.
        (a)(5)      Not applicable.
        (b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ProShares Trust

By:
/s/ Todd B. Johnson
President and Principal Executive Officer
August 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:
/s/ Todd B. Johnson
President and Principal Executive Officer
August 5, 2025

By:
/s/ Maria Clem Sell
Treasurer, Principal Financial Officer and Principal Accounting Officer
August 5, 2025